UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 1-866-746-2602

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-12-264760) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Asset Allocation Funds

•	PIMCO Funds—Credit Bond Funds

•	PIMCO Funds—Equity-Related Strategy Funds

•	PIMCO Funds—International Bond Funds

•	PIMCO Funds—Long Duration Strategy Funds

•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®

•	PIMCO Funds—PIMCO Real Return Fund

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund

•	PIMCO Funds—Real Return Strategy Funds

•	PIMCO Funds—Short Duration Strategy Funds

•	PIMCO Funds—Tax-Efficient Strategy Funds

•	PIMCO Funds—Private Account Portfolio Series

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2012

PIMCO Total Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (866) 746-2602 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

During the reporting period, market volatility reached a state of heightened intensity brought on by a number of diverse yet inter-related events. In response, investors oscillated between being either “risk on” or “risk off” throughout the period, which further contributed to overall market volatility. The European sovereign debt crisis, in particular, amplified global concerns over a Greek default, systemic contagion to the rest of the region and the negative impact such a sovereign default (or defaults) would have on the global banking sector. The European Central Bank initiated a number of long-term debt refinancing programs, via large injections of liquidity, to help contain the crisis and stabilize the European banking system. Nonetheless, several Eurozone countries struggled to implement austerity measures mandated by interim technocratic governments, which led to sovereign debt downgrades by the major rating agencies.

In early March, Greece completed an orderly debt swap with private creditors and worked towards restructuring the majority of its public debt. The European Union, via the European Central Bank, agreed to provide Greece with billions of euros in financing over time to help recapitalize Greek banks and support the government. This “organized Greek default” (orchestrated via coordinated efforts globally) contributed to improved investor confidence. However, we believe the European sovereign debt crisis is far from over and should remain a factor causing continued sovereign credit market downside. The Eurozone crisis highlights a number of problems facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, currency rigidity, and high sovereign debt levels.

Within the U.S., polarization in Washington led to political theatrics over the debt ceiling debate. At its most recent conclusion, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s, highlighting the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Expanded quantitative easing policies by the Federal Reserve helped provide needed stimulus to a struggling economy and better than expected automobile and manufacturing output provided signs of modest improvement for the U.S. economy. In addition, the overall rate of U.S. unemployment declined over the period, which was an encouraging development though far from being at a level near full employment.

Finally, ongoing social unrest and political uncertainty in the Middle East and North Africa caused instability in the region. The uprising in Syria and Iran’s “saber rattling” in response to Western economic sanctions continue to cause concern worldwide. Most troublesome, the rising tension between Iran and Israel exerted upward pressure on oil prices at a time when the global economy is beginning to show clear signs of slowdown from its 2009-2011 cyclic uptick.

The heightened unpredictability inherent in the markets today present investors with an unusual set of global dynamics that exhibit both increased risks and challenges but also potential opportunities. We believe that such unpredictability can translate into strategies that are generally defensive in nature yet are also flexible enough to be offensive as investment opportunities arise globally. Investor paralysis has never been a legitimate investment option.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower (and prices therefore higher) as investors favored higher quality assets due primarily to ongoing concerns over the European sovereign debt crisis. The yield on the benchmark ten-year U.S. Treasury note yielded 2.21%, or 1.26% lower than on March 31, 2011. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the European Central Bank reduced its main policy rate to 1.00%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 7.71% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 12.20%, as represented by the Barclays Capital U.S. TIPS Index. TIPS gained on lower real yields across the maturity curve, as shorter maturity real yields fell significantly due to rising crude oil prices towards the latter part of the period. Longer-dated real yields rallied following “Operation Twist” as well

2	PIMCO TOTAL RETURN FUND

as due to strong institutional demand for the asset class. TIPS outperformed nominal U.S. Treasuries; while real and nominal yields rallied fairly in-line with each other, TIPS benefited from strong inflation accruals as inflation ran close to 3% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries due to healthy demand from investors (namely banks, money managers, real estate investment trusts (“REITs”), and non-U.S. institutions) as well as from diminished fears of a widespread refinancing wave. Commercial mortgage-backed securities (“CMBS”) also outperformed like-duration U.S. Treasuries amid strong investor demand for high-quality spread investments.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns over the period. The positive returns were largely driven by heavy inflows into the market on declining investor concerns over widespread municipal defaults. Municipal returns were also supported by a relatively light new-issue calendar over the period. Demand for BABs remained strong as these securities continue to provide attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Investor risk sentiment changed periodically during the reporting period. When risk appetite did emerge, emerging market (“EM”) local sovereign debt and local currencies performed well. However, the period was predominately risk-off, driven largely by the European sovereign debt crisis, and U.S. dollar-denominated EM sovereign debt therefore outperformed other EM asset classes over the entire reporting period as investors sought some relative safety. Each EM fixed income asset class posted positive returns over the period except for EM currencies, which tend to be most responsive to changes in global risk sentiment.

■

U.S. equities, as measured by the S&P 500 Index, returned 8.54% due to increased investor risk appetite towards the latter part of the period. However, global equities, as represented by the MSCI World Index, returned 0.56%, and overall performance was impacted by investor concerns over the European sovereign debt crisis. Similar concerns also impacted returns of emerging market equities, as measured by the MSCI Emerging Markets Index, which declined 8.80% for the period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to the Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 21, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2012	3

Important Information About the PIMCO Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On the Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net

4	PIMCO TOTAL RETURN FUND

asset value and assume the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The following table discloses the inception date of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	09/08/94	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (866) 746-2602, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (866) 746-2602 and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2012	5

PIMCO Total Return Fund

Cumulative Returns Through March 31, 2012

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	5.99%	8.34%	7.03%	8.31%
PIMCO Total Return Fund Class P	5.88%	8.22%	6.93%	8.22%
PIMCO Total Return Fund Administrative Class	5.72%	8.07%	6.77%	8.04%
PIMCO Total Return Fund Class D	5.68%	8.01%	6.70%	7.99%
PIMCO Total Return Fund Class A	5.57%	7.86%	6.55%	7.81%
PIMCO Total Return Fund Class A (adjusted)	1.61%	7.04%	6.14%	7.61%
PIMCO Total Return Fund Class B	4.78%	7.06%	5.99%	7.59%
PIMCO Total Return Fund Class B (adjusted)	1.28%	6.98%	5.99%	7.59%
PIMCO Total Return Fund Class C	4.79%	7.06%	5.76%	7.02%
PIMCO Total Return Fund Class C (adjusted)	3.79%	7.06%	5.76%	7.02%
PIMCO Total Return Fund Class R	5.31%	7.60%	6.28%	7.54%
Barclays Capital U.S. Aggregate Index	7.71%	6.25%	5.80%	7.26%	*
Lipper Intermediate Investment Grade Debt Funds Average	6.88%	5.61%	5.31%	6.70%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, and 1.10% for Class R shares.

6	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	Class P - PTTPX	Administrative Class - PTRAX	Class D - PTTDX
Class A - PTTAX	Class B - PTTBX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown‡

U.S. Government Agencies	41.5%
Corporate Bonds & Notes	21.3%
U.S. Treasury Obligations	15.0%
Sovereign Issues	5.7%
Short-Term Instruments	5.7%
Mortgage-Backed Securities	5.3%
Other	5.5%

‡	% of Total Investments as of 03/31/12

Portfolio Insights

»

The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to U.S. duration (or sensitivity to changes in market interest rates) during the first half of the reporting period detracted from returns as the ten-year U.S. Treasury yield fell over this period. An overweight to U.S duration during the second half of the reporting period also detracted from returns as the ten-year U.S. Treasury yield increased over this period.

»

An underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns as the two- to thirty-year portion of the yield curve flattened amid a fall in thirty-year yields over the reporting period.

»	An overweight to Agency mortgage-backed securities in the second half of the fiscal year added to returns, as the sector outperformed like-duration U.S. Treasuries during this period.

»

Within the investment grade corporate sector, a focus on bonds of financial companies detracted from returns as financials underperformed the overall investment grade corporate market over the reporting period.

»	Modest exposure to taxable municipal bonds, including Build America Bonds, added to performance as these securities outperformed like-duration U.S. Treasuries over the reporting period.

»	Duration exposure in core Europe, partially implemented via interest rate swaps, added to performance as the ten-year German Bund yield fell over the reporting period.

»

Exposure to a basket of currencies, with an emphasis on emerging market currencies, detracted from performance as most of these currencies depreciated relative to the U.S. dollar over the reporting period.

ANNUAL REPORT	MARCH 31, 2012	7

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from October 1, 2011 to March 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,051.60	$2.36	$1,000.00	$1,022.70	$2.33	0.46%
Class P	1,000.00	1,051.10	2.87	1,000.00	1,022.20	2.83	0.56
Administrative Class	1,000.00	1,050.30	3.64	1,000.00	1,021.45	3.59	0.71
Class D	1,000.00	1,050.10	3.84	1,000.00	1,021.25	3.79	0.75
Class A	1,000.00	1,049.60	4.36	1,000.00	1,020.75	4.29	0.85
Class B	1,000.00	1,045.70	8.18	1,000.00	1,017.00	8.07	1.60
Class C	1,000.00	1,045.70	8.18	1,000.00	1,017.00	8.07	1.60
Class R	1,000.00	1,048.30	5.63	1,000.00	1,019.50	5.55	1.10

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

8	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index	Descriptions

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2012	9

Financial Highlights PIMCO Total Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Institutional Class
03/31/2012	$10.88	$0.34	$0.30	$0.64	$(0.43)	$0.00
03/31/2011	11.04	0.33	0.41	0.74	(0.36)	(0.54)
03/31/2010	10.13	0.44	1.09	1.53	(0.51)	(0.11)
03/31/2009	10.91	0.56	(0.28)	0.28	(0.57)	(0.49)
03/31/2008	10.43	0.54	0.55	1.09	(0.54)	(0.07)
Class P
03/31/2012	10.88	0.33	0.30	0.63	(0.42)	0.00
03/31/2011	11.04	0.32	0.41	0.73	(0.35)	(0.54)
03/31/2010	10.13	0.39	1.13	1.52	(0.50)	(0.11)
04/30/2008 - 03/31/2009	10.91	0.51	(0.29)	0.22	(0.51)	(0.49)
Administrative Class
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00
03/31/2011	11.04	0.30	0.41	0.71	(0.33)	(0.54)
03/31/2010	10.13	0.41	1.10	1.51	(0.49)	(0.11)
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)
03/31/2008	10.43	0.52	0.55	1.07	(0.52)	(0.07)
Class D
03/31/2012	10.88	0.31	0.30	0.61	(0.40)	0.00
03/31/2011	11.04	0.29	0.42	0.71	(0.33)	(0.54)
03/31/2010	10.13	0.40	1.10	1.50	(0.48)	(0.11)
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)
03/31/2008	10.43	0.51	0.55	1.06	(0.51)	(0.07)
Class A
03/31/2012	10.88	0.30	0.30	0.60	(0.39)	0.00
03/31/2011	11.04	0.28	0.41	0.69	(0.31)	(0.54)
03/31/2010	10.13	0.39	1.10	1.49	(0.47)	(0.11)
03/31/2009	10.91	0.51	(0.28)	0.23	(0.52)	(0.49)
03/31/2008	10.43	0.49	0.55	1.04	(0.49)	(0.07)

Please see footnotes on page 12

10	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$(0.43)	$11.09	5.99%	$151,703,994	0.46%		0.46%		0.46%		0.46%		3.11%		584%
(0.90)	10.88	6.86	136,538,305	0.46		0.46		0.46		0.46		2.92		430
(0.62)	11.04	15.49	126,335,186	0.47		0.47		0.46		0.46		4.07		402
(1.06)	10.13	2.96	87,105,803	0.63	(b)	0.63	(b)	0.45	(b)	0.45	(b)	5.37		300
(0.61)	10.91	10.81	77,276,018	0.49		0.49		0.43		0.43		5.15		226

(0.42)	11.09	5.88	9,917,236	0.56		0.56		0.56		0.56		3.00		584
(0.89)	10.88	6.75	8,184,067	0.56		0.56		0.56		0.56		2.83		430
(0.61)	11.04	15.38	5,469,785	0.57		0.57		0.56		0.56		3.62		402
(1.00)	10.13	2.42	286,850	0.77	*(c)	0.77	*(c)	0.55	*(c)	0.55	*(c)	5.47	*	300

(0.40)	11.09	5.72	31,608,990	0.71		0.71		0.71		0.71		2.85		584
(0.87)	10.88	6.59	32,792,128	0.71		0.71		0.71		0.71		2.67		430
(0.60)	11.04	15.20	32,158,676	0.72		0.72		0.71		0.71		3.85		402
(1.03)	10.13	2.70	24,596,373	0.88	(b)	0.88	(b)	0.70	(b)	0.70	(b)	5.10		300
(0.59)	10.91	10.54	25,200,225	0.74		0.74		0.68		0.68		4.91		226

(0.40)	11.09	5.68	17,905,432	0.75		0.75		0.75		0.75		2.81		584
(0.87)	10.88	6.55	17,422,193	0.75		0.75		0.75		0.75		2.63		430
(0.59)	11.04	15.16	16,162,579	0.76		0.76		0.75		0.75		3.69		402
(1.03)	10.13	2.65	8,557,627	0.93		0.93		0.75		0.75		5.09		300
(0.58)	10.91	10.45	5,619,632	0.81		0.81		0.75		0.75		4.82		226

(0.39)	11.09	5.57	26,837,998	0.85	(d)	0.85	(d)	0.85	(d)	0.85	(d)	2.71		584
(0.85)	10.88	6.39	26,070,979	0.90		0.90		0.90		0.90		2.48		430
(0.58)	11.04	14.99	25,941,564	0.91		0.91		0.90		0.90		3.61		402
(1.01)	10.13	2.49	17,656,880	1.08		1.08		0.90		0.90		4.92		300
(0.56)	10.91	10.29	13,154,435	0.96		0.96		0.90		0.90		4.68		226

Please see footnotes on page 12

ANNUAL REPORT	MARCH 31, 2012	11

Financial Highlights PIMCO Total Return Fund (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class B
03/31/2012	$10.88	$0.22	$0.29	$0.51	$(0.30)	$0.00
03/31/2011	11.04	0.19	0.42	0.61	(0.23)	(0.54)
03/31/2010	10.13	0.32	1.09	1.41	(0.39)	(0.11)
03/31/2009	10.91	0.43	(0.28)	0.15	(0.44)	(0.49)
03/31/2008	10.43	0.42	0.54	0.96	(0.41)	(0.07)
Class C
03/31/2012	10.88	0.21	0.30	0.51	(0.30)	0.00
03/31/2011	11.04	0.19	0.42	0.61	(0.23)	(0.54)
03/31/2010	10.13	0.29	1.12	1.41	(0.39)	(0.11)
03/31/2009	10.91	0.44	(0.29)	0.15	(0.44)	(0.49)
03/31/2008	10.43	0.41	0.55	0.96	(0.41)	(0.07)
Class R
03/31/2012	10.88	0.27	0.30	0.57	(0.36)	0.00
03/31/2011	11.04	0.25	0.42	0.67	(0.29)	(0.54)
03/31/2010	10.13	0.35	1.11	1.46	(0.44)	(0.11)
03/31/2009	10.91	0.49	(0.28)	0.21	(0.50)	(0.49)
03/31/2008	10.43	0.47	0.55	1.02	(0.47)	(0.07)

*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.
(d)	Effective May 1, 2011, the class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate **

$(0.30)	$11.09	4.78%	$350,844	1.60	%(d)	1.60	%(d)	1.60	%(d)	1.60	%(d)	1.96%	584%
(0.77)	10.88	5.60	540,862	1.65		1.65		1.65		1.65		1.70	430
(0.50)	11.04	14.13	978,692	1.66		1.66		1.65		1.65		2.97	402
(0.93)	10.13	1.73	965,329	1.83		1.83		1.65		1.65		4.14	300
(0.48)	10.91	9.48	1,127,848	1.70		1.70		1.65		1.65		3.95	226

(0.30)	11.09	4.79	11,673,671	1.60	(d)	1.60	(d)	1.60	(d)	1.60	(d)	1.96	584
(0.77)	10.88	5.60	11,717,441	1.65		1.65		1.65		1.65		1.73	430
(0.50)	11.04	14.13	11,103,810	1.66		1.66		1.65		1.65		2.73	402
(0.93)	10.13	1.72	4,934,686	1.83		1.83		1.65		1.65		4.19	300
(0.48)	10.91	9.47	2,884,366	1.71		1.71		1.65		1.65		3.93	226

(0.36)	11.09	5.31	3,179,665	1.10	(d)	1.10	(d)	1.10	(d)	1.10	(d)	2.46	584
(0.83)	10.88	6.13	2,641,023	1.15		1.15		1.15		1.15		2.24	430
(0.55)	11.04	14.71	2,031,285	1.16		1.16		1.15		1.15		3.29	402
(0.99)	10.13	2.23	1,038,081	1.33		1.33		1.15		1.15		4.73	300
(0.54)	10.91	10.02	505,431	1.21		1.21		1.15		1.15		4.43	226

ANNUAL REPORT	MARCH 31, 2012	13

Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$297,695,547
Investments in Affiliates, at value	8,730,559
Repurchase agreements, at value	5,959,573
Cash	43,014
Deposits with counterparty	5,054
Foreign currency, at value	36,325
Receivable for investments sold	31,542,921
Receivable for cross-currency swap exchanges	298,305
Receivable for Fund shares sold	704,528
Interest and dividends receivable	1,932,550
Dividends receivable from Affiliates	2,008
Variation margin receivable on financial derivative instruments	165,745
OTC swap premiums paid	637,305
Unrealized appreciation on foreign currency contracts	1,518,453
Unrealized appreciation on OTC swap agreements	961,132
Other assets	48
350,233,067
Liabilities:
Payable for reverse repurchase agreements	$2,102,944
Payable for investments purchased	89,189,751
Payable for investments in Affiliates purchased	2,008
Payable for investments purchased on a delayed-delivery basis	21,043
Payable for short sales	762,661
Deposits from counterparty	1,205,310
Payable for cross-currency swap exchanges	321,120
Payable for Fund shares redeemed	688,785
Dividends payable	76,656
Written options outstanding	569,327
Accrued investment advisory fees	55,115
Accrued supervisory and administrative fees	56,864
Accrued distribution fees	14,850
Accrued servicing fees	9,183
Variation margin payable on financial derivative instruments	86,256
OTC swap premiums received	423,594
Unrealized depreciation on foreign currency contracts	1,269,602
Unrealized depreciation on OTC swap agreements	200,168
97,055,237
Net Assets	$253,177,830
Net Assets Consist of:
Paid in capital	$243,236,600
Undistributed net investment income	174,018
Accumulated undistributed net realized gain	1,084,224
Net unrealized appreciation	8,682,988
$253,177,830
Cost of Investments	$290,832,127
Cost of Investments in Affiliates	$8,730,568
Cost of Repurchase Agreements	$5,959,573
Cost of Foreign Currency Held	$36,301
Proceeds Received on Short Sales	$763,055
Premiums Received on Written Options	$1,405,490

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Net Assets:
Institutional Class	$151,703,994
Class P	9,917,236
Administrative Class	31,608,990
Class D	17,905,432
Class A	26,837,998
Class B	350,844
Class C	11,673,671
Class R	3,179,665
Shares Issued and Outstanding:
Institutional Class	13,679,620
Class P	894,268
Administrative Class	2,850,281
Class D	1,614,588
Class A	2,420,064
Class B	31,637
Class C	1,052,651
Class R	286,720
Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$11.09
Class P	11.09
Administrative Class	11.09
Class D	11.09
Class A	11.09
Class B	11.09
Class C	11.09
Class R	11.09

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2012	15

Statement of Operations PIMCO Total Return Fund

Year Ended March 31, 2012
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$8,634,595
Dividends	11,926
Dividends from Affiliate investments	91,633
Miscellaneous income	63
Total Income	8,738,217

Expenses:
Investment advisory fees	613,466
Supervisory and administrative fees	636,034
Distribution and/or servicing fees - Administrative Class	80,535
Distribution fees - Class B	3,190
Distribution fees - Class C	86,888
Distribution fees - Class R	7,225
Servicing fees - Class A	66,379
Servicing fees - Class B	1,063
Servicing fees - Class C	28,963
Servicing fees - Class R	7,225
Trustees’ fees	732
Interest expense	6,852
Miscellaneous expense	146
Total Expenses	1,538,698

Net Investment Income	7,199,519

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,211,679
Net realized (loss) on Affiliate investments	(4,306)
Net realized gain on futures contracts	2,209,716
Net realized (loss) on written options	(167,968)
Net realized (loss) on swaps	(2,598,390)
Net realized (loss) on foreign currency transactions	(1,031,696)
Net change in unrealized (depreciation) on investments	(698,147)
Net change in unrealized (depreciation) on Affiliate investments	(10,943)
Net change in unrealized (depreciation) on futures contracts	(167,533)
Net change in unrealized appreciation on written options	1,095,037
Net change in unrealized appreciation on swaps	544,860
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	197,238
Net Gain	6,579,547

Net Increase in Net Assets Resulting from Operations	$13,779,066

* Foreign tax withholdings	$61

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands)	Year Ended March 31, 2012	Year Ended March 31, 2011
Increase in Net Assets from:

Operations:
Net investment income	$7,199,519	$6,551,466
Net realized gain	5,623,341	7,090,015
Net realized gain (loss) on Affiliate investments	(4,306)	1,219
Net change in unrealized appreciation	971,455	1,518,757
Net change in unrealized appreciation (depreciation) on Affiliate investments	(10,943)	10,870
Net increase resulting from operations	13,779,066	15,172,327

Distributions to Shareholders:
From net investment income
Institutional Class	(5,650,266)	(4,465,101)
Class P	(353,070)	(221,469)
Administrative Class	(1,171,202)	(1,008,032)
Class D	(643,418)	(532,777)
Class A	(929,339)	(766,956)
Class B	(11,397)	(15,025)
Class C	(318,727)	(254,485)
Class R	(94,923)	(62,851)
From net realized capital gains
Institutional Class	0	(6,704,372)
Class P	0	(356,662)
Administrative Class	0	(1,633,729)
Class D	0	(900,812)
Class A	0	(1,323,132)
Class B	0	(30,910)
Class C	0	(621,557)
Class R	0	(124,205)

Total Distributions	(9,172,342)	(19,022,075)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	12,664,108	19,575,169

Total Increase in Net Assets	17,270,832	15,725,421

Net Assets:
Beginning of year	235,906,998	220,181,577
End of year*	$253,177,830	$235,906,998

*Including undistributed (overdistributed) net investment income of:	$174,018	$(591,121)

**	See note 11 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2012	17

Summary Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Ally Financial, Inc.
0.500% due 06/11/2012	$	23,000	$	22,080	0.0%
Other Bank Loan Obligations (k)				1,166,357	0.5%

Total Bank Loan Obligations (Cost $1,239,898)				1,188,437	0.5%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Ally Financial, Inc.
0.000% - 9.000% due 05/15/2012 - 11/01/2031		2,745,257		2,805,825	1.1%
American International Group, Inc.
8.175% due 05/15/2068		1,012,786		1,077,098	0.4%
0.000% - 8.625% due 04/03/2012 - 03/15/2087 (q)		15,077,924		4,320,838	1.7%
Citigroup, Inc.
0.600% - 8.500% due 08/27/2012 - 07/15/2039		3,551,097		3,744,458	1.5%
Lloyds TSB Bank PLC
12.000% due 12/29/2049		1,200,172		1,256,884	0.5%
Merrill Lynch & Co., Inc.
0.710% - 7.750% due 06/05/2012 - 11/15/2018		2,345,528		2,536,587	1.0%
Other Banking & Finance ^(c)(k)(l)(q)				37,632,881	14.9%

Total Banking & Finance				53,374,571	21.1%

INDUSTRIALS
Total Industrials ^(d)(k)(l)(q)				8,976,671	3.5%
UTILITIES
Total Utilities (k)(l)				4,022,355	1.6%

Total Corporate Bonds & Notes (Cost $62,509,633)				66,373,597	26.2%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (k) (Cost $64,268)				68,353	0.0%
MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes ^(f)(k)(q) (Cost $9,119,620)				10,517,090	4.2%
U.S. GOVERNMENT AGENCIES
Fannie Mae
3.000% due 04/01/2027		1,302,100		1,348,894	0.5%
3.000% due 05/01/2027		1,114,800		1,151,902	0.4%
3.500% due 04/01/2027		2,189,500		2,297,268	0.9%
3.500% due 05/01/2042		8,610,350		8,820,227	3.5%
4.000% due 08/01/2040		1,153,905		1,211,200	0.5%
4.000% due 09/01/2040		1,423,912		1,494,386	0.6%
4.000% due 10/01/2040		2,719,399		2,854,213	1.1%
4.000% due 11/01/2040		1,677,252		1,760,434	0.7%
4.000% due 12/01/2040		1,214,860		1,275,118	0.5%
4.000% due 01/01/2041		1,386,093		1,454,710	0.6%
4.000% due 02/01/2041		1,091,655		1,145,760	0.5%
4.000% due 09/01/2041		1,318,432		1,384,289	0.6%
4.000% due 10/01/2041		1,424,121		1,495,274	0.6%

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
4.000% due 04/01/2042	$	17,001,802	$	17,830,646	7.0%
4.000% due 05/01/2042		6,442,250		6,742,217	2.7%
4.500% due 08/01/2040		1,807,875		1,924,952	0.8%
4.500% due 05/01/2041		1,300,887		1,387,908	0.5%
4.500% due 06/01/2041		1,197,994		1,278,713	0.5%
4.500% due 07/01/2041		1,041,619		1,111,794	0.4%
4.500% due 04/01/2042		4,856,507		5,166,871	2.0%
4.500% due 04/12/2042		2,833,000		3,014,047	1.2%
4.500% due 05/01/2042		1,280,000		1,359,800	0.5%
5.500% due 04/01/2042		1,911,297		2,082,717	0.8%
5.500% due 05/01/2042		1,721,000		1,872,395	0.7%
0.000% - 1,000.000% due 06/01/2012 - 01/25/2048 (a)(b)		42,811,527		45,842,072	18.1%
Freddie Mac
1.000% due 03/08/2017		1,928,600		1,903,214	0.8%
2.375% due 01/13/2022		1,207,100		1,187,040	0.5%
0.000% - 1,007.500% due 04/01/2012 - 07/01/2047 (a)(b)		8,007,113		8,506,023	3.4%
Other U.S. Government Agencies ^(a)(k)				701,945	0.3%

Total U.S. Government Agencies (Cost $128,648,338)				129,606,029	51.2%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022		1,317,681		1,349,181	0.5%
0.625% due 07/15/2021 (j)(m)(n)		5,599,094		6,058,394	2.4%
1.750% due 01/15/2028 (m)(n)		1,966,228		2,347,800	0.9%
2.000% due 01/15/2026 (m)(n)		1,674,944		2,053,638	0.8%
2.375% due 01/15/2025		1,535,219		1,953,446	0.8%
2.375% due 01/15/2027 (i)(l)(m)(n)		2,147,794		2,756,896	1.1%
2.500% due 01/15/2029 (m)(n)		2,658,909		3,511,421	1.4%
3.875% due 04/15/2029 (n)		701,671		1,081,560	0.4%
0.125% - 3.625% due 04/15/2016 - 02/15/2042 (n)		2,969,051		3,365,409	1.3%
U.S. Treasury Notes
0.250% due 03/31/2014 (c)		3,093,900		3,088,826	1.2%
0.875% due 01/31/2017		3,345,380		3,324,993	1.3%
0.875% due 02/28/2017 (l)		3,342,000		3,318,242	1.3%
1.375% due 11/30/2018 (j)(n)		2,399,400		2,376,157	1.0%
1.375% due 12/31/2018		2,100,000		2,077,360	0.8%
1.375% due 02/28/2019 (l)		2,524,600		2,488,112	1.0%
2.625% due 08/15/2020 (j)(m)		1,124,900		1,185,628	0.5%
0.250% - 3.625% due 01/31/2014 - 11/15/2020 (j)(m)		4,234,758		4,507,822	1.8%

Total U.S. Treasury Obligations (Cost $46,780,205)				46,844,885	18.5%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities ^(a)(c)(k)(q) (Cost $16,198,567)				16,628,306	6.6%
ASSET-BACKED SECURITIES
Total Asset-Backed Securities ^(k)(q) (Cost $5,303,333)				5,283,644	2.1%
SOVEREIGN ISSUES
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	9,975,825		5,328,848	2.1%
10.000% due 01/01/2021		649,216		334,396	0.1%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	19

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Province of Ontario Canada
4.000% due 06/02/2021	CAD	1,234,000	$	1,334,981	0.5%
1.600% - 7.600% due 09/21/2016 - 06/02/2041		2,715,290		3,053,413	1.2%
Province of Quebec Canada
4.500% due 12/01/2020		1,247,800		1,397,066	0.6%
2.750% - 7.500% due 12/01/2016 - 12/01/2041		1,830,263		2,000,665	0.8%
Other Sovereign Issues (c)(g)(k)				4,358,046	1.7%

Total Sovereign Issues (Cost $17,468,804)				17,807,415	7.0%

CONVERTIBLE PREFERRED SECURITIES
Total Convertible Preferred Securities (k) (Cost $47,270)				51,833	0.0%

		SHARES
PREFERRED SECURITIES

BANKING & FINANCE
Ally Financial, Inc.
7.250% - 7.350% due 03/09/2031 - 02/07/2033		4,745,833		107,472	0.1%
Citigroup, Inc.
6.150% due 12/15/2012		1,190,000		6,600	0.0%
Other Preferred Securities (k)				58,793	0.0%

Total Preferred Securities (Cost $180,227)				172,865	0.1%

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (k)				736,194	0.3%
REPURCHASE AGREEMENTS
Banc of America Securities LLC
0.050% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $157,232 and U.S. Treasury Notes 2.125% due 08/15/2021 valued at $129,157. Repurchase proceeds are $281,001.)	$	281,000		281,000	0.1%
Bank of Nova Scotia
0.100% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $25,836. Repurchase proceeds are $25,300.)		25,300		25,300	0.0%
Barclays Capital, Inc.
0.100% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.125% - 4.625% due 05/15/2038 - 11/15/2041 valued at $1,280,441 and U.S. Treasury Notes 1.375% - 1.750% due 05/15/2013 - 07/31/2016 valued at $1,232,420. Repurchase proceeds are $2,487,021.)		2,487,000		2,487,000	1.0%

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Citigroup Global Markets, Inc.
0.050% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Bills 0.183% due 06/28/2012 valued at $10,203. Repurchase proceeds are $10,000.)	$	10,000	$	10,000	0.0%
JPMorgan Securities, Inc.
0.050% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $509,953. Repurchase proceeds are $500,002)		500,000		500,000	0.2%
0.100% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.625% - 1.250% due 03/15/2014 - 07/15/2014 valued at $714,577. Repurchase proceeds are $700,006)		700,000		700,000	0.3%
RBC Capital Markets LLC
0.100% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.125% due 08/15/2021 valued at $10,145. Repurchase proceeds are $10,000.)		10,000		10,000	0.0%
RBS Securities, Inc.
0.100% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $506,017 and U.S. Treasury Notes 2.375% due 02/28/2015 valued at $203,333. Repurchase proceeds are $699,206.)		699,200		699,200	0.3%
State Street Bank and Trust Co.
0.010% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.125% - 3.375% due 06/15/2013 - 06/30/2013 valued at $25,373. Repurchase proceeds are $24,873.)		24,873		24,873	0.0%
UBS Securities LLC
0.100% due 04/02/2012 (Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.375% - 3.500% due 05/31/2013 - 05/31/2016 valued at $1,246,779. Repurchase proceeds are $1,222,210.)		1,222,200		1,222,200	0.5%

Total Repurchase Agreements				5,959,573	2.4%

JAPAN TREASURY BILLS
0.101% due 04/27/2012	JPY	170,070,000		2,054,668	0.8%
MEXICO TREASURY BILLS
Total Mexico Treasury Bills (k)				361,441	0.1%
U.S. TREASURY BILLS
0.144% due 09/06/2012 - 09/13/2012 (e)	$	790		790	0.0%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	21

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

	SHARES		MARKET VALUE (000S)	% OF NET ASSETS
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (h)
PIMCO Short-Term Floating NAV Portfolio	811,351,208	$	8,130,550	3.2%
PIMCO Short-Term Floating NAV Portfolio III	59,970,879		600,009	0.2%

Total PIMCO Short-Term Floating NAV Portfolios			8,730,559	3.4%

Total Short-Term Instruments (Cost $17,962,105)			17,843,225	7.0%

Total Investments (Cost $305,522,268)		$	312,385,679	123.4%

Written Options (p) (Premiums $1,405,490)			(569,327)	(0.2%)

Other Assets and Liabilities (Net)			(58,638,522)	(23.2%)

Net Assets		$	253,177,830	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	The grouping contains securities in default.
(a)	The grouping contains interest only securities.
(b)	The group contains principal only securities.
(c)	The grouping contains when-issued securities.
(d)	The group contains payment in-kind bond securities.
(e)	Coupon represents a weighted average yield to maturity.
(f)	The group contains securities which become interest bearing at a future date.
(g)	The group contains securities in which the principal amount of a security is adjusted for inflation.
(h)	Affiliated to the Fund.
(i)	Securities with an aggregate market value of $650,575 and cash of $5,000 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(j)	Securities with an aggregate market value of $258,533 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(k)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2012.
(l)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $4,937,689 at a weighted average interest rate of 0.102%. On March 31, 2012, securities valued at $2,104,132 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $254,346 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2014	8,411	$12,346
U.S. Treasury 2-Year Note June Futures	Long	06/2012	630	127
U.S. Treasury 5-Year Note June Futures	Long	06/2012	114,226	(59,466)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	148,230	(231,052)

				$(278,045)

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

(n)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $1,608,184 and cash of $54 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$	1,587,890	$27,398	$(3,167)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		139,700	4,157	734
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016		5,000	(34)	(33)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017		8,562,550	(39,219)	3,788

					$(7,698)	$1,322

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$5,292,900	$(12,582)	$(12,430)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	5,972,700	(1,551,586)	153,877
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	3,766,700	256,216	112,260

					$(1,307,952)	$253,707

(o)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.449%	$	1,550	$29	$28	$1
Bank of America Corp.	DUB	(1.000%	)	06/20/2019	2.442%		8,800	776	1,480	(704)
Barclays Bank PLC	BPS	(3.000%	)	06/20/2021	3.953%		6,000	402	909	(507)
Centex Corp.	BRC	(5.000%	)	06/20/2014	1.218%		13,200	(1,118)	(689)	(429)
Centex Corp.	BRC	(1.000%	)	06/20/2014	1.218%		31,000	137	1,524	(1,387)
Centex Corp.	DUB	(1.000%	)	12/20/2017	2.133%		2,500	146	(9)	155
Centex Corp.	GST	(1.000%	)	06/20/2014	1.218%		1,500	6	20	(14)
CenturyLink, Inc.	CBK	(1.000%	)	06/20/2017	2.190%		9,100	519	732	(213)
Countrywide Financial Corp.	BRC	(1.000%	)	06/20/2016	3.137%		10,000	832	1,227	(395)
Countrywide Financial Corp.	GST	(1.000%	)	06/20/2016	3.137%		9,500	790	1,203	(413)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.003%		200	4	6	(2)
CRH America, Inc.	CBK	(2.590%	)	09/20/2018	2.487%		10,000	(68)	0	(68)
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.560%		10,000	210	783	(573)
D.R. Horton, Inc.	BPS	(1.000%	)	06/20/2016	1.626%		6,000	149	440	(291)
D.R. Horton, Inc.	DUB	(1.000%	)	03/20/2016	1.560%		3,700	78	374	(296)
D.R. Horton, Inc.	GST	(1.000%	)	03/20/2014	0.944%		5,000	(7)	335	(342)
D.R. Horton, Inc.	GST	(1.000%	)	09/20/2014	1.091%		3,000	6	163	(157)
D.R. Horton, Inc.	JPM	(1.000%	)	03/20/2015	1.243%		10,000	67	538	(471)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.481%		6,200	238	574	(336)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	1.362%		31,500	(4,996)	(3,957)	(1,039)
Enel SpA	BRC	(1.000%	)	12/20/2014	2.094%		6,400	182	194	(12)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.288%		10,000	(186)	789	(975)
Foster’s Finance Corp.	BRC	(2.140%	)	12/20/2014	0.307%		6,000	(304)	0	(304)
Frontier Communications Corp.	BRC	(5.000%	)	03/20/2013	1.728%		10,000	(335)	(602)	267
Gap, Inc.	BOA	(5.000%	)	06/20/2021	2.664%		27,000	(4,723)	(3,355)	(1,368)
Gap, Inc.	FBF	(1.000%	)	06/20/2021	2.664%		5,000	614	857	(243)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Gap, Inc.	GST	(5.000%	)	06/20/2021	2.664%	$	8,000	$(1,399)	$(940)	$(459)
Goldman Sachs Group, Inc.	BOA	(1.000%	)	06/20/2018	2.321%		4,400	317	233	84
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2018	2.321%		7,000	503	377	126
Hanson Ltd.	BPS	(1.000%	)	03/20/2013	0.726%		15,000	(46)	68	(114)
Hanson Ltd.	BPS	(1.000%	)	09/20/2016	1.670%		33,000	925	1,130	(205)
Hanson Ltd.	BPS	(1.000%	)	09/20/2016	1.724%		20,000	606	553	53
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	1.724%		20,000	605	3,056	(2,451)
Intesa Sanpaolo SpA	JPM	(3.000%	)	09/20/2015	3.183%		6,000	29	192	(163)
iStar Financial, Inc.	MYC	(0.600%	)	12/20/2013	7.796%		10,000	1,102	0	1,102
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	2.855%		44,710	2,146	1,423	723
JPMorgan Chase & Co.	BOA	(1.000%	)	03/20/2015	0.603%		9,800	(118)	(7)	(111)
KB Home	BPS	(1.000%	)	06/20/2015	6.108%		5,000	722	465	257
KB Home	BRC	(5.000%	)	06/20/2015	6.108%		12,300	363	(936)	1,299
KB Home	DUB	(1.000%	)	03/20/2014	4.855%		3,000	215	249	(34)
KB Home	GST	(1.000%	)	03/20/2014	4.855%		7,000	500	329	171
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.156%		6,900	(26)	65	(91)
Lexmark International, Inc.	CBK	(3.320%	)	06/20/2013	0.839%		5,590	(177)	0	(177)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	0.839%		15,880	(75)	0	(75)
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	1.486%		7,600	10	836	(826)
Manpower, Inc.	GST	(2.500%	)	06/20/2013	0.597%	EUR	45,500	(1,468)	(2,684)	1,216
Marks & Spencer PLC	RYL	(0.950%	)	12/20/2017	1.567%	$	2,200	71	400	(329)
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	1.481%		3,000	37	0	37
MDC Holdings, Inc.	BPS	(1.250%	)	12/20/2014	1.512%		9,000	59	0	59
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	1.676%		7,000	(354)	(126)	(228)
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	1.676%		16,000	(809)	(849)	40
Packaging Corp. of America	FBF	(0.940%	)	09/20/2013	0.311%		10,000	(97)	0	(97)
Pactiv LLC	MYC	(5.000%	)	06/20/2017	6.088%		9,800	432	(677)	1,109
PulteGroup, Inc.	BPS	(1.000%	)	03/20/2013	1.385%		10,250	35	180	(145)
PulteGroup, Inc.	BPS	(1.000%	)	03/20/2014	2.045%		35,000	693	1,578	(885)
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2014	2.045%		15,400	(907)	(200)	(707)
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	2.517%		9,200	(664)	39	(703)
Reed Elsevier Capital, Inc.	BOA	(0.290%	)	06/20/2012	0.074%		5,000	(3)	0	(3)
Rohm & Haas Co.	BOA	(1.000%	)	09/20/2017	0.302%		1,500	(57)	(17)	(40)
Rohm & Haas Co.	BOA	(0.700%	)	09/20/2017	0.308%		13,425	(284)	0	(284)
Rohm & Haas Co.	BPS	(1.600%	)	09/20/2017	0.308%		4,665	(325)	0	(325)
Rohm & Haas Co.	BPS	(1.000%	)	09/20/2017	0.302%		30,000	(1,131)	(437)	(694)
Rohm & Haas Co.	CBK	(0.540%	)	09/20/2017	0.308%		7,000	(88)	0	(88)
Rohm & Haas Co.	MYC	(1.000%	)	09/20/2017	0.302%		17,000	(640)	(527)	(113)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.328%		9,000	146	399	(253)
RPM International, Inc.	BRC	(1.460%	)	03/20/2018	1.328%		2,800	(22)	0	(22)
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.300%		15,000	246	219	27
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	4.614%		350	26	15	11
Ryland Group, Inc.	BPS	(5.000%	)	06/20/2020	3.737%		9,000	(742)	(1,621)	879
Ryland Group, Inc.	BRC	(5.000%	)	03/20/2015	2.350%		12,900	(999)	(39)	(960)
Ryland Group, Inc.	DUB	(5.000%	)	06/20/2020	3.737%		7,200	(594)	0	(594)
Santander International Debt S.A.	BPS	(3.000%	)	03/20/2015	3.140%		17,500	49	141	(92)
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	1.088%		9,250	0	517	(517)
Tate & Lyle International Finance PLC	BRC	(1.250%	)	12/20/2014	0.267%		12,000	(327)	0	(327)
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	06/20/2016	2.988%		5,000	381	300	81
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	09/20/2017	3.187%		10,000	1,039	730	309
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	1.937%		7,000	441	251	190
Toll Brothers Finance Corp.	BPS	(1.000%	)	06/20/2015	1.120%		10,000	34	262	(228)

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2019	1.937%	$	3,000	$190	$263	$(73)
Toll Brothers Finance Corp.	MYC	(1.390%	)	09/20/2013	0.711%		9,800	(103)	0	(103)
Universal Corp.	DUB	(1.000%	)	12/20/2014	1.245%		33,000	204	580	(376)
UST LLC	BRC	(0.700%	)	03/20/2018	0.359%		24,000	(478)	0	(478)
UST LLC	CBK	(1.000%	)	03/20/2018	0.352%		2,500	(94)	(133)	39
UST LLC	DUB	(1.000%	)	03/20/2018	0.352%		1,500	(57)	(74)	17
VTB Bank OJSC Via VTB Capital S.A.	BRC	(2.150%	)	05/20/2013	1.516%		15,000	(226)	6,477	(6,703)

								$(6,736)	$15,624	$(22,360)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	2.499%	$	15,000	$298	$(49)	$347
Ally Financial, Inc.	BRC	5.000%	09/20/2012	2.498%		10,000	138	(103)	241
Ally Financial, Inc.	DUB	5.000%	09/20/2012	2.498%		9,600	132	(91)	223
Ally Financial, Inc.	DUB	5.000%	09/20/2013	3.322%		15,000	386	477	(91)
Ally Financial, Inc.	DUB	5.000%	06/20/2014	3.694%		15,000	436	591	(155)
Ally Financial, Inc.	DUB	5.000%	12/20/2016	4.319%		2,400	69	(34)	103
Ally Financial, Inc.	DUB	5.000%	03/20/2017	4.366%		62,300	1,727	(3,894)	5,621
Ally Financial, Inc.	GST	5.000%	12/20/2012	2.499%		10,000	198	(125)	323
Ally Financial, Inc.	GST	5.000%	09/20/2013	3.322%		15,000	386	443	(57)
Ally Financial, Inc.	GST	5.000%	06/20/2014	3.694%		10,000	290	394	(104)
American International Group, Inc.	BOA	1.000%	12/20/2020	2.223%		30,700	(2,624)	(6,895)	4,271
American International Group, Inc.	BRC	1.000%	12/20/2020	2.223%		4,000	(342)	(887)	545
American International Group, Inc.	GST	1.000%	12/20/2020	2.223%		7,500	(641)	(1,938)	1,297
American International Group, Inc.	MYC	1.000%	12/20/2020	2.223%		4,000	(342)	(988)	646
American International Group, Inc.	UAG	1.000%	12/20/2020	2.223%		1,700	(145)	(375)	230
Australia Government Bond	DUB	1.000%	03/20/2015	0.395%		71,200	1,300	1,367	(67)
Australia Government Bond	DUB	1.000%	03/20/2016	0.531%		78,800	1,476	1,773	(297)
Australia Government Bond	DUB	1.000%	09/20/2016	0.610%		23,900	417	207	210
Australia Government Bond	GST	1.000%	06/20/2016	0.560%		7,400	137	178	(41)
Australia Government Bond	GST	1.000%	09/20/2016	0.610%		24,100	421	221	200
Australia Government Bond	JPM	1.000%	06/20/2016	0.560%		25,000	466	570	(104)
Australia Government Bond	JPM	1.000%	09/20/2016	0.610%		22,500	393	411	(18)
Australia Government Bond	MYC	1.000%	06/20/2016	0.560%		22,000	410	525	(115)
Australia Government Bond	RYL	1.000%	06/20/2015	0.419%		14,200	269	385	(116)
Australia Government Bond	UAG	1.000%	03/20/2015	0.395%		50,000	913	693	220
Australia Government Bond	UAG	1.000%	06/20/2015	0.419%		900	17	24	(7)
Australia Government Bond	UAG	1.000%	09/20/2016	0.610%		8,100	141	148	(7)
Bank of America Corp.	JPM	1.000%	09/20/2012	1.426%		900	(2)	(38)	36
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.039%		162,200	(124)	(2,827)	2,703
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	1.180%		20,000	(123)	(298)	175
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	1.039%		25,000	(19)	(468)	449

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.758%	$	20,000	$82	$0	$82
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	1.039%		65,000	(50)	(1,169)	1,119
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	1.039%		25,000	(19)	(434)	415
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	1.221%		22,400	(182)	(253)	71
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.603%		4,400	(189)	(184)	(5)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.996%		25,000	11	(495)	506
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.039%		65,000	(49)	(932)	883
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	1.039%		111,400	(86)	(1,718)	1,632
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	1.075%		30,000	(60)	(962)	902
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	1.180%		60,000	(368)	(1,275)	907
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.629%		25,000	(1,196)	(863)	(333)
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.075%		20,000	(40)	(816)	776
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.180%		15,000	(92)	(463)	371
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.629%		5,900	(282)	(237)	(45)
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	1.039%		77,000	(59)	(1,445)	1,386
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	1.039%		3,300	(3)	(60)	57
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.390%		900	10	8	2
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.538%		15,000	296	0	296
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.924%		34,600	102	(407)	509
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.013%		300	14	0	14
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.032%		24,600	(23)	(71)	48
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.506%		7,800	(309)	(355)	46
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.531%		15,000	(651)	(951)	300
Brazil Government International Bond	BRC	1.620%	03/20/2013	0.505%		20,900	240	0	240
Brazil Government International Bond	BRC	1.000%	03/20/2015	0.847%		75,000	364	(1,413)	1,777
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.876%		127,100	545	(1,967)	2,512
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.924%		240,700	711	(2,853)	3,564
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.965%		105,000	174	(514)	688

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.000%	$	64,790	$23	$(514)	$537
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.032%		25,000	(23)	(60)	37
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.085%		25,000	(83)	(719)	636
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.132%		25,000	(141)	(871)	730
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.924%		21,000	62	(330)	392
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.000%		119,600	43	(943)	986
Brazil Government International Bond	CBK	1.000%	12/20/2016	1.132%		25,000	(141)	(871)	730
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.506%		10,100	(400)	(448)	48
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.876%		61,800	265	(873)	1,138
Brazil Government International Bond	DUB	1.000%	09/20/2015	0.924%		110,000	325	(1,220)	1,545
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.965%		75,000	124	(494)	618
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.032%		100,000	(93)	(168)	75
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.132%		22,900	(130)	(809)	679
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.463%		50,000	(1,688)	(1,656)	(32)
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.924%		70,000	207	(777)	984
Brazil Government International Bond	FBF	2.090%	05/20/2016	1.023%		10,000	507	0	507
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.463%		25,000	(845)	(789)	(56)
Brazil Government International Bond	GST	1.000%	03/20/2015	0.847%		100,000	484	(1,931)	2,415
Brazil Government International Bond	GST	1.000%	06/20/2015	0.876%		30,800	132	(414)	546
Brazil Government International Bond	GST	1.000%	09/20/2016	1.085%		47,500	(158)	(289)	131
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.876%		248,900	1,067	(3,152)	4,219
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.924%		130,500	385	(1,332)	1,717
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.965%		100,000	165	(756)	921
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.000%		66,000	24	(523)	547
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.463%		110,000	(3,714)	(3,489)	(225)
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.847%		25,000	121	(506)	627
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.876%		40,000	172	(420)	592
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.924%		107,000	316	(1,219)	1,535

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.032%	$	50,000	$(46)	$(84)	$38
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.085%		99,000	(329)	(1,137)	808
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.212%		25,000	(255)	(211)	(44)
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.463%		25,000	(845)	(789)	(56)
Brazil Government International Bond	MYC	1.660%	03/20/2013	0.505%		47,000	560	0	560
Brazil Government International Bond	MYC	1.770%	09/20/2014	0.774%		15,000	378	0	378
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.876%		31,500	135	(305)	440
Brazil Government International Bond	MYC	1.000%	09/20/2015	0.924%		25,000	74	(157)	231
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.965%		100,000	165	(806)	971
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.000%		75,000	27	(608)	635
Brazil Government International Bond	MYC	1.000%	12/20/2016	1.132%		25,000	(141)	(883)	742
Brazil Government International Bond	MYC	1.520%	01/20/2017	1.149%		6,000	122	0	122
Brazil Government International Bond	RYL	1.000%	03/20/2015	0.847%		50,000	242	(989)	1,231
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.924%		27,600	82	(261)	343
Brazil Government International Bond	UAG	1.000%	03/20/2016	1.000%		50,000	17	(481)	498
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	2.017%		25,000	811	0	811
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	2.017%		20,000	117	0	117
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	2.000%		25,000	1,011	0	1,011
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	1.739%		25,000	(1,369)	0	(1,369)
Canada Government Bond	GST	1.000%	03/20/2015	0.159%		10,000	254	243	11
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.110%		590	(3)	(23)	20
Chesapeake Energy Corp.	DUB	5.000%	09/20/2020	5.232%		5,000	(60)	30	(90)
Chesapeake Energy Corp.	GST	5.000%	09/20/2020	5.232%		34,530	(417)	538	(955)
Chesapeake Energy Corp.	JPM	5.000%	03/20/2021	5.261%		5,900	(84)	760	(844)
China Development Bank Corp.	BRC	1.000%	06/20/2016	1.584%		20,000	(463)	(97)	(366)
China Development Bank Corp.	JPM	1.000%	06/20/2016	1.584%		15,000	(348)	(131)	(217)
China Development Bank Corp.	MYC	1.000%	06/20/2016	1.584%		50,000	(1,158)	(326)	(832)
China Government International Bond	BOA	0.780%	12/20/2014	0.613%		50,000	241	0	241

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	BOA	1.000%	06/20/2015	0.696%	$	126,600	$1,271	$1,811	$(540)
China Government International Bond	BOA	1.000%	09/20/2015	0.762%		50,000	425	402	23
China Government International Bond	BOA	1.000%	12/20/2015	0.819%		25,000	174	362	(188)
China Government International Bond	BOA	1.000%	03/20/2016	0.868%		50,000	275	606	(331)
China Government International Bond	BPS	1.000%	06/20/2015	0.696%		25,000	251	384	(133)
China Government International Bond	BPS	1.000%	09/20/2015	0.762%		15,000	128	94	34
China Government International Bond	BPS	1.000%	03/20/2016	0.868%		42,000	231	509	(278)
China Government International Bond	BPS	1.000%	06/20/2016	0.911%		24,600	99	235	(136)
China Government International Bond	BRC	1.000%	03/20/2015	0.657%		50,000	523	520	3
China Government International Bond	BRC	1.000%	06/20/2015	0.696%		50,000	502	817	(315)
China Government International Bond	BRC	1.000%	12/20/2015	0.819%		75,000	524	1,074	(550)
China Government International Bond	BRC	1.000%	03/20/2016	0.868%		73,600	405	898	(493)
China Government International Bond	BRC	1.000%	06/20/2016	0.911%		146,900	588	1,613	(1,025)
China Government International Bond	BRC	1.000%	09/20/2016	0.977%		35,000	47	52	(5)
China Government International Bond	CBK	1.000%	06/20/2015	0.696%		24,900	250	388	(138)
China Government International Bond	CBK	1.000%	03/20/2016	0.868%		1,000	6	(11)	17
China Government International Bond	CBK	1.000%	06/20/2016	0.911%		83,500	334	1,034	(700)
China Government International Bond	CBK	1.000%	09/20/2016	0.977%		50,000	68	235	(167)
China Government International Bond	CBK	1.000%	12/20/2016	1.035%		61,300	(76)	(1,924)	1,848
China Government International Bond	DUB	1.000%	03/20/2015	0.657%		30,000	314	312	2
China Government International Bond	DUB	1.000%	12/20/2015	0.819%		25,000	175	349	(174)
China Government International Bond	DUB	1.000%	03/20/2016	0.868%		30,000	165	364	(199)
China Government International Bond	DUB	1.000%	06/20/2016	0.911%		40,200	161	421	(260)
China Government International Bond	DUB	1.000%	09/20/2016	0.977%		55,100	74	304	(230)
China Government International Bond	DUB	1.000%	12/20/2016	1.035%		21,000	(26)	(1,061)	1,035
China Government International Bond	FBF	1.000%	03/20/2015	0.657%		85,000	888	410	478
China Government International Bond	FBF	1.000%	06/20/2015	0.696%		25,000	251	136	115
China Government International Bond	FBF	1.000%	12/20/2016	1.035%		96,300	(119)	(4,622)	4,503

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	GST	1.000%	09/20/2015	0.762%	$	25,000	$212	$182	$30
China Government International Bond	GST	1.000%	09/20/2016	0.977%		20,600	27	110	(83)
China Government International Bond	JPM	1.000%	03/20/2015	0.657%		35,000	366	157	209
China Government International Bond	JPM	1.000%	06/20/2015	0.696%		60,000	603	494	109
China Government International Bond	JPM	1.000%	09/20/2015	0.762%		10,000	85	62	23
China Government International Bond	JPM	1.000%	12/20/2015	0.819%		25,000	175	349	(174)
China Government International Bond	JPM	1.000%	03/20/2016	0.868%		50,000	274	594	(320)
China Government International Bond	JPM	1.000%	06/20/2016	0.911%		75,000	301	765	(464)
China Government International Bond	JPM	1.000%	09/20/2016	0.977%		93,500	126	516	(390)
China Government International Bond	JPM	1.000%	12/20/2016	1.035%		70,500	(87)	(2,642)	2,555
China Government International Bond	MYC	1.000%	03/20/2015	0.657%		100,000	1,045	463	582
China Government International Bond	MYC	1.000%	12/20/2015	0.819%		50,000	350	712	(362)
China Government International Bond	MYC	1.000%	06/20/2016	0.911%		25,000	100	276	(176)
China Government International Bond	MYC	1.000%	09/20/2016	0.977%		74,300	100	416	(316)
China Government International Bond	MYC	1.000%	12/20/2016	1.035%		55,800	(69)	(2,648)	2,579
China Government International Bond	RYL	1.000%	03/20/2015	0.657%		20,000	209	198	11
China Government International Bond	RYL	1.000%	06/20/2015	0.696%		104,600	1,050	1,382	(332)
China Government International Bond	RYL	1.000%	12/20/2015	0.819%		25,000	174	362	(188)
China Government International Bond	RYL	1.000%	09/20/2016	0.977%		67,200	90	(8)	98
China Government International Bond	RYL	1.000%	12/20/2016	1.035%		51,700	(64)	(1,971)	1,907
China Government International Bond	UAG	1.000%	03/20/2015	0.657%		25,000	261	119	142
China Government International Bond	UAG	1.000%	06/20/2015	0.696%		25,000	251	396	(145)
China Government International Bond	UAG	1.000%	09/20/2015	0.762%		25,000	212	219	(7)
China Government International Bond	UAG	1.000%	09/20/2016	0.977%		31,900	43	(89)	132
China Government International Bond	UAG	1.000%	12/20/2016	1.035%		46,400	(58)	(1,425)	1,367
Citigroup, Inc.	JPM	1.000%	09/20/2012	0.814%		5,300	7	(29)	36
Dell, Inc.	BRC	1.000%	09/20/2013	0.467%		14,100	116	74	42
Dell, Inc.	CBK	1.000%	09/20/2013	0.467%		19,400	160	111	49
Dow Chemical Co.	GST	1.000%	06/20/2019	1.555%		10,000	(358)	(762)	404
Dow Chemical Co.	JPM	1.000%	06/20/2019	1.555%		10,000	(359)	(792)	433
Egypt Government International Bond	DUB	1.000%	06/20/2016	5.384%		10,000	(1,612)	(894)	(718)

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.799%	$	6,000	$35	$(154)	$189
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.003%		9,500	2	(29)	31
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.799%		5,000	29	(185)	214
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.003%		5,500	1	(42)	43
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.799%		6,000	35	(154)	189
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.799%		16,000	93	(453)	546
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.003%		2,000	0	(17)	17
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2014	0.799%		5,000	29	(185)	214
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.966%		25,000	40	(161)	201
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.003%		5,000	2	(2)	4
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.966%		25,000	40	(161)	201
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.003%		5,000	1	(7)	8
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.799%		17,000	99	(460)	559
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.003%		5,000	1	(5)	6
Export-Import Bank of China	BPS	1.000%	06/20/2016	1.350%		15,000	(208)	(141)	(67)
Export-Import Bank of China	BRC	1.000%	06/20/2016	1.350%		30,000	(416)	(266)	(150)
Export-Import Bank of China	CBK	1.000%	06/20/2016	1.350%		10,000	(139)	(97)	(42)
Export-Import Bank of China	DUB	1.000%	06/20/2016	1.350%		10,000	(139)	(48)	(91)
Export-Import Bank of China	FBF	1.000%	06/20/2016	1.350%		5,000	(70)	(44)	(26)
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.500%		10,000	(221)	(970)	749
Export-Import Bank of China	GST	1.000%	06/20/2016	1.350%		20,000	(278)	(184)	(94)
Export-Import Bank of China	HUS	1.000%	06/20/2016	1.350%		10,000	(139)	(53)	(86)
Export-Import Bank of China	JPM	1.000%	06/20/2016	1.350%		25,000	(347)	(193)	(154)
Export-Import Bank of China	MYC	1.000%	06/20/2016	1.350%		40,000	(555)	(232)	(323)
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	1.058%		10,000	(316)	0	(316)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	BOA	0.250%	12/20/2015	1.378%	$	32,100	$(1,298)	$(872)	$(426)
France Government Bond	BOA	0.250%	03/20/2016	1.423%		116,200	(5,191)	(4,570)	(621)
France Government Bond	BOA	0.250%	09/20/2016	1.526%		15,000	(813)	(905)	92
France Government Bond	BRC	0.250%	03/20/2016	1.423%		224,000	(10,009)	(8,323)	(1,686)
France Government Bond	BRC	0.250%	09/20/2016	1.526%		35,400	(1,919)	(2,165)	246
France Government Bond	CBK	0.250%	06/20/2015	1.265%		79,600	(2,529)	(1,590)	(939)
France Government Bond	CBK	0.250%	12/20/2015	1.378%		11,900	(481)	(375)	(106)
France Government Bond	CBK	0.250%	03/20/2016	1.423%		40,000	(1,787)	(1,487)	(300)
France Government Bond	CBK	0.250%	06/20/2016	1.463%		120,400	(5,887)	(5,198)	(689)
France Government Bond	CBK	0.250%	09/20/2016	1.526%		139,500	(7,560)	(6,474)	(1,086)
France Government Bond	DUB	0.250%	06/20/2015	1.265%		9,900	(315)	(182)	(133)
France Government Bond	DUB	0.250%	12/20/2015	1.378%		150,000	(6,067)	(4,004)	(2,063)
France Government Bond	DUB	0.250%	03/20/2016	1.423%		96,200	(4,298)	(3,894)	(404)
France Government Bond	DUB	0.250%	06/20/2016	1.463%		50,000	(2,445)	(1,153)	(1,292)
France Government Bond	GST	0.250%	03/20/2016	1.423%		100,000	(4,468)	(3,719)	(749)
France Government Bond	GST	0.250%	09/20/2016	1.526%		113,500	(6,152)	(5,910)	(242)
France Government Bond	HUS	0.250%	09/20/2016	1.526%		75,400	(4,087)	(3,715)	(372)
France Government Bond	JPM	0.250%	12/20/2015	1.378%		50,000	(2,022)	(1,393)	(629)
France Government Bond	JPM	0.250%	03/20/2016	1.423%		50,000	(2,234)	(1,998)	(236)
France Government Bond	MYC	0.250%	03/20/2016	1.423%		18,100	(808)	(616)	(192)
France Government Bond	MYC	0.250%	06/20/2016	1.463%		90,100	(4,405)	(3,950)	(455)
France Government Bond	MYC	0.250%	09/20/2016	1.526%		37,100	(2,011)	(1,752)	(259)
France Government Bond	RYL	0.250%	12/20/2015	1.378%		83,300	(3,370)	(1,778)	(1,592)
France Government Bond	RYL	0.250%	03/20/2016	1.423%		18,900	(845)	(635)	(210)
France Government Bond	UAG	0.250%	09/20/2015	1.326%		15,400	(557)	(408)	(149)
France Government Bond	UAG	0.250%	03/20/2016	1.423%		202,300	(9,039)	(8,185)	(854)
France Government Bond	UAG	0.250%	09/20/2016	1.526%		143,900	(7,799)	(6,324)	(1,475)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	0.372%		25,000	309	332	(23)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.673%		10,000	52	54	(2)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.881%		70,500	6,538	2,605	3,933
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.004%		25,000	6	(1,123)	1,129
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.176%		76,000	(457)	(2,477)	2,020
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.212%		112,900	(876)	(1,444)	568
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.243%		4,900	(46)	(73)	27
General Electric Capital Corp.	BPS	1.000%	09/20/2012	0.372%		5,000	17	(60)	77
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.779%		7,300	505	0	505
General Electric Capital Corp.	BPS	1.000%	12/20/2014	1.004%		34,400	9	(1,730)	1,739
General Electric Capital Corp.	BPS	1.000%	12/20/2015	1.176%		50,000	(301)	(1,903)	1,602
General Electric Capital Corp.	BPS	1.000%	03/20/2016	1.212%		25,000	(194)	(359)	165
General Electric Capital Corp.	BRC	5.000%	06/20/2012	0.372%		22,300	275	459	(184)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.380%		33,800	72	0	72
General Electric Capital Corp.	BRC	1.000%	12/20/2012	0.372%		20,600	102	(222)	324

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BRC	0.910%	03/20/2013	0.491%	$	50,000	$221	$0	$221
General Electric Capital Corp.	BRC	1.580%	03/20/2013	0.491%		25,000	280	0	280
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.557%		40,000	373	0	373
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.779%		25,000	1,445	0	1,445
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.779%		30,000	2,129	0	2,129
General Electric Capital Corp.	BRC	1.000%	12/20/2014	1.004%		50,000	12	(2,557)	2,569
General Electric Capital Corp.	BRC	1.000%	12/20/2015	1.176%		35,000	(210)	(683)	473
General Electric Capital Corp.	CBK	1.000%	06/20/2013	0.546%		21,100	126	(523)	649
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.779%		17,300	985	0	985
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.779%		57,300	3,589	0	3,589
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.779%		50,000	3,549	0	3,549
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.779%		46,900	3,391	0	3,391
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.846%		30,000	1,781	0	1,781
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.846%		50,000	2,988	0	2,988
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.846%		25,900	1,563	0	1,563
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.846%		15,000	935	0	935
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.846%		50,000	3,168	0	3,168
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.949%		50,000	5,053	1,187	3,866
General Electric Capital Corp.	CBK	1.000%	12/20/2014	1.004%		25,000	6	(1,123)	1,129
General Electric Capital Corp.	CBK	1.000%	09/20/2015	1.136%		25,000	(106)	(876)	770
General Electric Capital Corp.	CBK	1.000%	03/20/2016	1.212%		25,000	(194)	(190)	(4)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.546%		55,000	3,108	1,269	1,839
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.673%		30,000	1,972	634	1,338
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.779%		24,700	1,536	0	1,536
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.779%		20,000	1,420	0	1,420
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.779%		34,100	2,480	0	2,480
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.846%		10,000	634	0	634
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.846%		25,000	1,609	0	1,609

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.881%	$	29,800	$2,764	$1,011	$1,753
General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.136%		110,000	(467)	(4,219)	3,752
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.176%		90,000	(541)	(3,099)	2,558
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.212%		37,100	(288)	(2,466)	2,178
General Electric Capital Corp.	GST	1.280%	06/20/2013	0.557%		10,000	93	0	93
General Electric Capital Corp.	JPM	1.000%	06/20/2012	0.372%		11,800	21	(223)	244
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.828%		10,000	37	(263)	300
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.004%		75,000	19	(3,867)	3,886
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.136%		15,000	(64)	(526)	462
General Electric Capital Corp.	JPM	1.000%	12/20/2015	1.176%		125,000	(751)	(3,121)	2,370
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.238%		10,000	(366)	0	(366)
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.673%		65,000	338	349	(11)
General Electric Capital Corp.	MYC	1.000%	12/20/2014	1.004%		50,000	12	(2,368)	2,380
General Electric Capital Corp.	MYC	1.000%	09/20/2015	1.136%		85,000	(361)	(3,104)	2,743
General Electric Capital Corp.	MYC	1.000%	12/20/2015	1.176%		10,000	(60)	(172)	112
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.243%		50,900	(484)	(255)	(229)
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.336%		2,900	(45)	(246)	201
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.425%		6,700	(161)	(676)	515
General Electric Capital Corp.	UAG	1.000%	12/20/2014	1.004%		65,000	16	(3,362)	3,378
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.140%		15,000	(66)	(435)	369
Indonesia Government International Bond	BOA	1.000%	12/20/2015	1.218%		50,000	(377)	(660)	283
Indonesia Government International Bond	BPS	1.000%	09/20/2015	1.140%		35,000	(153)	(951)	798
Indonesia Government International Bond	BPS	1.000%	03/20/2016	1.286%		10,000	(106)	(149)	43
Indonesia Government International Bond	BRC	1.000%	09/20/2015	1.140%		45,000	(197)	(1,437)	1,240
Indonesia Government International Bond	BRC	1.000%	12/20/2015	1.218%		60,000	(451)	(891)	440
Indonesia Government International Bond	BRC	1.000%	03/20/2016	1.286%		10,000	(106)	(149)	43
Indonesia Government International Bond	BRC	1.000%	06/20/2021	2.138%		10,000	(870)	(671)	(199)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.140%		12,100	(53)	(274)	221

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	CBK	1.000%	12/20/2015	1.218%	$	15,000	$(113)	$(218)	$105
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.346%		5,000	(69)	(95)	26
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.140%		25,000	(109)	(619)	510
Indonesia Government International Bond	DUB	1.000%	12/20/2015	1.218%		15,000	(113)	(211)	98
Indonesia Government International Bond	FBF	1.000%	09/20/2015	1.140%		10,000	(44)	(218)	174
Indonesia Government International Bond	FBF	1.000%	12/20/2015	1.218%		20,000	(150)	(318)	168
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.286%		21,900	(233)	(496)	263
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.138%		25,000	(2,175)	(1,641)	(534)
Indonesia Government International Bond	GST	1.000%	09/20/2015	1.140%		10,000	(44)	(333)	289
Indonesia Government International Bond	HUS	1.000%	09/20/2015	1.140%		25,000	(110)	(792)	682
Indonesia Government International Bond	HUS	1.000%	03/20/2016	1.286%		25,000	(266)	(566)	300
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.441%		2,000	(37)	(39)	2
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.140%		35,000	(154)	(814)	660
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.218%		8,700	(65)	(138)	73
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.286%		10,000	(106)	(178)	72
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.346%		12,500	(172)	(232)	60
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.441%		5,000	(93)	(79)	(14)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.138%		30,000	(2,611)	(2,045)	(566)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.140%		25,000	(110)	(623)	513
Indonesia Government International Bond	MYC	1.000%	12/20/2015	1.218%		30,000	(226)	(449)	223
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.286%		20,000	(213)	(342)	129
Indonesia Government International Bond	MYC	1.000%	06/20/2021	2.138%		10,000	(870)	(649)	(221)
Indonesia Government International Bond	RYL	1.000%	09/20/2015	1.140%		65,000	(285)	(1,465)	1,180
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.286%		46,900	(499)	(1,041)	542
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.441%		28,700	(533)	(506)	(27)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.441%		13,600	(253)	(215)	(38)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.138%		5,000	(436)	(366)	(70)
International Lease Finance Corp.	DUB	5.000%	06/20/2016	4.321%		6,000	157	(315)	472

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	BOA	1.000%	03/20/2015	0.593%	$	69,600	$862	$507	$355
Japan Government International Bond	BOA	1.000%	06/20/2015	0.629%		46,700	569	443	126
Japan Government International Bond	BOA	1.000%	09/20/2015	0.688%		125,000	1,385	2,043	(658)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.737%		56,000	559	969	(410)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.781%		62,100	553	892	(339)
Japan Government International Bond	BOA	1.000%	06/20/2016	0.819%		53,300	418	583	(165)
Japan Government International Bond	BOA	1.000%	09/20/2016	0.873%		25,000	148	(85)	233
Japan Government International Bond	BOA	1.000%	12/20/2016	0.920%		30,000	122	(580)	702
Japan Government International Bond	BOA	1.000%	03/20/2017	0.961%		251,900	557	(3,432)	3,989
Japan Government International Bond	BOA	1.000%	06/20/2017	1.000%		92,500	32	(229)	261
Japan Government International Bond	BPS	1.000%	03/20/2016	0.781%		9,900	88	72	16
Japan Government International Bond	BPS	1.000%	06/20/2016	0.819%		25,000	196	261	(65)
Japan Government International Bond	BRC	1.000%	03/20/2015	0.593%		22,000	273	210	63
Japan Government International Bond	BRC	1.000%	03/20/2016	0.781%		16,000	143	196	(53)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.593%		2,300	29	18	11
Japan Government International Bond	DUB	1.000%	06/20/2015	0.629%		20,000	244	177	67
Japan Government International Bond	DUB	1.000%	12/20/2015	0.737%		41,700	416	786	(370)
Japan Government International Bond	GST	1.000%	03/20/2015	0.593%		180,500	2,235	1,549	686
Japan Government International Bond	GST	1.000%	06/20/2015	0.629%		44,900	548	53	495
Japan Government International Bond	GST	1.000%	09/20/2015	0.688%		50,000	554	806	(252)
Japan Government International Bond	GST	1.000%	12/20/2015	0.737%		101,200	1,011	1,876	(865)
Japan Government International Bond	GST	1.000%	03/20/2016	0.781%		50,000	445	391	54
Japan Government International Bond	GST	1.000%	06/20/2016	0.819%		75,000	587	486	101
Japan Government International Bond	GST	1.000%	09/20/2016	0.873%		74,100	438	(436)	874
Japan Government International Bond	GST	1.000%	12/20/2016	0.920%		25,000	100	(474)	574
Japan Government International Bond	GST	1.000%	03/20/2017	0.961%		143,000	316	(2,094)	2,410
Japan Government International Bond	GST	1.000%	06/20/2017	1.000%		20,700	7	(62)	69
Japan Government International Bond	HUS	1.000%	03/20/2017	0.961%		75,000	166	(1,199)	1,365

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	JPM	1.000%	09/20/2015	0.688%	$	75,000	$831	$1,220	$(389)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.781%		53,800	480	446	34
Japan Government International Bond	MYC	1.000%	06/20/2015	0.629%		25,000	305	82	223
Japan Government International Bond	MYC	1.000%	12/20/2015	0.737%		25,000	249	452	(203)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.781%		25,000	223	178	45
Japan Government International Bond	MYC	1.000%	06/20/2016	0.819%		177,000	1,386	707	679
Japan Government International Bond	MYC	1.000%	09/20/2016	0.873%		35,000	207	(333)	540
Japan Government International Bond	MYC	1.000%	12/20/2016	0.920%		73,200	296	(1,462)	1,758
Japan Government International Bond	MYC	1.000%	03/20/2017	0.961%		98,200	217	(1,297)	1,514
Japan Government International Bond	MYC	1.000%	06/20/2017	1.000%		17,500	6	(48)	54
Japan Government International Bond	RYL	1.000%	06/20/2015	0.629%		30,100	367	246	121
Japan Government International Bond	RYL	1.000%	12/20/2015	0.737%		50,000	500	930	(430)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.781%		35,000	311	342	(31)
Japan Government International Bond	RYL	1.000%	06/20/2016	0.819%		25,000	196	168	28
Japan Government International Bond	RYL	1.000%	09/20/2016	0.873%		25,000	148	(97)	245
Japan Government International Bond	RYL	1.000%	12/20/2016	0.920%		25,000	101	(480)	581
Japan Government International Bond	UAG	1.000%	06/20/2015	0.629%		35,000	427	463	(36)
Japan Government International Bond	UAG	1.000%	12/20/2016	0.920%		25,000	100	(474)	574
Japan Government International Bond	UAG	1.000%	03/20/2017	0.961%		20,000	44	(298)	342
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.797%		15,000	(452)	(433)	(19)
Kazakhstan Government International Bond	HUS	1.000%	09/20/2015	1.680%		25,000	(564)	(951)	387
Kazakhstan Government International Bond	MYC	1.000%	09/20/2015	1.680%		25,000	(565)	(985)	420
Kazakhstan Government International Bond	UAG	1.000%	09/20/2015	1.680%		25,000	(565)	(985)	420
Kinder Morgan Energy Partners LP	DUB	1.000%	03/20/2018	1.788%		25,000	(1,072)	(978)	(94)
Kinder Morgan Energy Partners LP	FBF	1.000%	03/20/2018	1.788%		2,100	(90)	(82)	(8)
Kohl’s Corp.	BPS	1.000%	12/20/2017	1.637%		20,500	(687)	(12)	(675)
Kohl’s Corp.	MYC	1.000%	12/20/2017	1.637%		20,000	(670)	(12)	(658)
Lincoln National Corp.	CBK	1.000%	03/20/2016	1.971%		12,700	(460)	(417)	(43)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.534%		7,400	(16)	(236)	220
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	1.534%		3,700	(8)	(173)	165
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2012	1.533%		8,100	(7)	(210)	203
MetLife, Inc.	BOA	1.000%	09/20/2013	1.033%		26,500	(3)	(1,434)	1,431

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	BOA	1.000%	12/20/2014	1.565%	$	5,200	$(76)	$(69)	$(7)
MetLife, Inc.	BOA	1.000%	09/20/2015	1.801%		25,000	(659)	(1,584)	925
MetLife, Inc.	BOA	1.000%	03/20/2016	1.913%		46,200	(1,574)	(707)	(867)
MetLife, Inc.	BOA	1.000%	06/20/2016	1.959%		25,000	(947)	(414)	(533)
MetLife, Inc.	BOA	1.000%	09/20/2020	2.279%		10,000	(896)	(1,146)	250
MetLife, Inc.	CBK	1.000%	12/20/2014	1.565%		800	(12)	(13)	1
MetLife, Inc.	CBK	1.000%	06/20/2016	1.959%		20,000	(757)	(475)	(282)
MetLife, Inc.	DUB	5.000%	06/20/2012	0.698%		120,000	1,389	4,471	(3,082)
MetLife, Inc.	DUB	1.000%	03/20/2016	1.913%		17,000	(580)	(404)	(176)
MetLife, Inc.	FBF	1.000%	09/20/2013	1.033%		20,000	(3)	(919)	916
MetLife, Inc.	FBF	1.000%	12/20/2014	1.565%		800	(12)	(11)	(1)
MetLife, Inc.	GST	1.000%	03/20/2015	1.654%		25,000	(463)	(1,561)	1,098
MetLife, Inc.	GST	1.000%	12/20/2015	1.861%		27,000	(818)	(1,638)	820
MetLife, Inc.	GST	1.000%	03/20/2016	1.913%		25,000	(851)	(622)	(229)
MetLife, Inc.	JPM	1.000%	09/20/2015	1.801%		25,000	(659)	(1,694)	1,035
MetLife, Inc.	JPM	1.000%	12/20/2015	1.861%		23,000	(696)	(1,415)	719
MetLife, Inc.	JPM	1.000%	03/20/2016	1.913%		15,000	(511)	(463)	(48)
MetLife, Inc.	SOG	1.000%	09/20/2013	1.033%		21,400	(2)	(1,004)	1,002
MetLife, Inc.	UAG	1.000%	09/20/2013	1.033%		10,000	(1)	(490)	489
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.872%		19,800	94	(280)	374
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.476%		11,000	(411)	(476)	65
Mexico Government International Bond	BPS	1.000%	03/20/2017	1.132%		25,000	(149)	(311)	162
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.782%		42,400	288	(916)	1,204
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.872%		61,000	291	(635)	926
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.915%		50,000	172	(124)	296
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.954%		50,000	108	(414)	522
Mexico Government International Bond	BRC	1.000%	12/20/2016	1.090%		23,500	(88)	(830)	742
Mexico Government International Bond	BRC	1.000%	03/20/2017	1.132%		30,000	(179)	(454)	275
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.503%		25,000	(1,031)	(1,986)	955
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.872%		91,800	437	(808)	1,245
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.954%		240,400	521	(2,214)	2,735
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.987%		50,000	44	(48)	92
Mexico Government International Bond	CBK	1.000%	09/20/2016	1.042%		25,000	(36)	(707)	671
Mexico Government International Bond	CBK	1.000%	12/20/2016	1.090%		25,000	(94)	(871)	777
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.476%		22,700	(848)	(964)	116
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.872%		9,400	45	(118)	163
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.915%		50,000	172	(456)	628
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.954%		150,000	325	(1,182)	1,507

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	DUB	1.000%	12/20/2016	1.090%	$	25,000	$(94)	$(871)	$777
Mexico Government International Bond	DUB	1.000%	03/20/2017	1.132%		15,000	(89)	(165)	76
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.476%		50,000	(1,868)	(1,774)	(94)
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.872%		25,000	119	(217)	336
Mexico Government International Bond	GST	1.000%	09/20/2016	1.042%		54,400	(79)	(485)	406
Mexico Government International Bond	GST	1.000%	03/20/2017	1.132%		75,000	(449)	(1,031)	582
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.782%		22,300	152	(471)	623
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.915%		50,000	173	(479)	652
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.954%		10,000	21	(44)	65
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.476%		27,000	(1,009)	(1,271)	262
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.955%		6,950	(7)	0	(7)
Mexico Government International Bond	JPM	1.000%	09/20/2016	1.042%		10,000	(14)	(46)	32
Mexico Government International Bond	JPM	1.000%	12/20/2016	1.090%		25,000	(94)	(889)	795
Mexico Government International Bond	MYC	1.000%	12/20/2015	0.915%		25,000	87	(356)	443
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.042%		63,900	(94)	(506)	412
Mexico Government International Bond	MYC	1.000%	03/20/2017	1.132%		5,000	(30)	(55)	25
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.782%		25,000	169	(529)	698
Mexico Government International Bond	RYL	1.000%	09/20/2016	1.042%		5,000	(7)	(139)	132
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.872%		19,100	91	(270)	361
Mexico Government International Bond	UAG	1.000%	09/20/2016	1.042%		17,900	(27)	(79)	52
Morgan Stanley	BRC	1.000%	09/20/2012	2.172%		12,400	(65)	(227)	162
Morgan Stanley	CBK	1.000%	09/20/2012	2.172%		4,100	(22)	(60)	38
Morgan Stanley	DUB	1.000%	03/20/2013	2.313%		7,500	(92)	(333)	241
Morgan Stanley	JPM	1.000%	09/20/2012	2.172%		27,100	(142)	(597)	455
Morgan Stanley	UAG	1.000%	09/20/2012	2.172%		6,900	(36)	(115)	79
Panama Government International Bond	DUB	1.170%	04/20/2017	1.080%		14,000	136	0	136
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.549%		23,000	84	(127)	211
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.034%		6,600	(6)	(140)	134
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.036%		10,000	988	(179)	1,167
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.408%		10,000	(153)	(114)	(39)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.666%		15,000	(542)	(424)	(118)
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	1.036%		5,000	493	(90)	583
Prudential Financial, Inc.	GST	2.250%	03/20/2013	0.621%		10,000	167	0	167
Prudential Financial, Inc.	GST	1.000%	03/20/2016	1.408%		20,000	(305)	(382)	77

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Prudential Financial, Inc.	GST	1.000%	12/20/2017	1.651%	$	10,000	$(340)	$(950)	$610
Prudential Financial, Inc.	GST	1.000%	03/20/2018	1.666%		15,000	(542)	(482)	(60)
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.994%		3,000	2	(20)	22
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.994%		11,000	7	(5)	12
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.994%		6,000	4	(34)	38
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.994%		12,000	7	(21)	28
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.994%		6,000	3	(6)	9
Republic of Germany	BRC	0.250%	12/20/2016	0.651%		150,000	(2,763)	(6,548)	3,785
Republic of Germany	CBK	0.250%	06/20/2016	0.547%		50,000	(614)	(816)	202
Republic of Germany	CBK	0.250%	09/20/2016	0.602%		50,000	(769)	(868)	99
Republic of Germany	GST	0.250%	03/20/2016	0.509%		84,800	(855)	(1,287)	432
Republic of Germany	GST	0.250%	09/20/2016	0.602%		50,000	(769)	(807)	38
Republic of Germany	GST	0.250%	12/20/2016	0.651%		90,000	(1,657)	(3,964)	2,307
Republic of Germany	HUS	0.250%	09/20/2016	0.602%		46,300	(712)	(1,359)	647
Republic of Germany	HUS	0.250%	12/20/2016	0.651%		49,400	(910)	(2,106)	1,196
Republic of Germany	MYC	0.250%	09/20/2016	0.602%		50,000	(769)	(1,468)	699
Republic of Germany	SOG	0.250%	06/20/2016	0.547%		127,700	(1,566)	(1,042)	(524)
Republic of Germany	UAG	0.250%	06/20/2016	0.547%		22,300	(273)	(187)	(86)
Republic of Germany	UAG	0.250%	09/20/2016	0.602%		382,400	(5,881)	(9,425)	3,544
Republic of Italy	GST	1.000%	12/20/2015	3.687%		50,000	(4,506)	(1,682)	(2,824)
Republic of Italy	GST	1.000%	06/20/2016	3.760%		18,900	(1,947)	(457)	(1,490)
Republic of Korea	DUB	1.000%	09/20/2016	1.069%		10,000	(27)	(211)	184
Republic of Korea	DUB	1.000%	12/20/2016	1.131%		25,000	(139)	(705)	566
Republic of Korea	GST	1.000%	09/20/2016	1.069%		10,000	(27)	(211)	184
Republic of Korea	GST	1.000%	12/20/2016	1.131%		25,000	(139)	(693)	554
Republic of Korea	HUS	1.000%	09/20/2016	1.069%		31,000	(82)	(68)	(14)
Republic of Korea	JPM	1.000%	12/20/2016	1.131%		35,000	(195)	(978)	783
Republic of Korea	MYC	1.000%	09/20/2016	1.069%		25,000	(65)	(243)	178
Republic of Korea	MYC	1.000%	12/20/2016	1.131%		15,000	(84)	(416)	332
Republic of Korea	UAG	1.000%	09/20/2016	1.069%		20,000	(53)	(426)	373
Russia Government International Bond	GST	1.000%	03/20/2016	1.613%		25,000	(578)	(619)	41
Russia Government International Bond	HUS	1.000%	09/20/2016	1.719%		25,000	(760)	(1,309)	549
Russia Government International Bond	HUS	1.000%	12/20/2016	1.767%		100,000	(3,409)	(6,111)	2,702
Russia Government International Bond	MYC	1.000%	09/20/2016	1.719%		25,000	(761)	(1,321)	560
SLM Corp.	BOA	5.000%	03/20/2016	3.738%		5,000	234	17	217
SLM Corp.	GST	5.000%	03/20/2016	3.738%		200	10	1	9
South Africa Government International Bond	BRC	1.000%	12/20/2015	1.306%		25,000	(268)	(184)	(84)
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.306%		25,000	(268)	(184)	(84)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	5.927%	JPY	1,605,400	(443)	(2,341)	1,898
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	5.928%		2,663,100	(1,111)	(6,651)	5,540

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	7.001%	JPY	282,000	$(235)	$(699)	$464
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	6.866%		571,000	(554)	(1,233)	679
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	5.926%		117,000	(15)	(240)	225
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.082%	EUR	25,000	30	(190)	220
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.137%		45,000	205	(219)	424
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.244%		25,000	12	(495)	507
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.137%		104,000	474	(1,467)	1,941
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.082%		7,000	8	(47)	55
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.137%		25,000	114	(344)	458
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.150%		50,000	219	(526)	745
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.172%		50,000	185	(689)	874
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.222%		50,000	85	(951)	1,036
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.244%		50,000	24	(931)	955
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.207%		173,500	410	(2,143)	2,553
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.207%		100,000	237	(1,239)	1,476
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.244%		50,000	23	(1,084)	1,107
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.207%		62,000	147	(752)	899
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.222%		25,000	42	(429)	471
U.S. Treasury Notes	SOG	0.250%	06/20/2012	0.082%		100,000	63	(267)	330
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.150%		25,000	110	(221)	331
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.172%		50,000	185	(689)	874
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.222%		100,000	169	(1,076)	1,245
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.244%		50,000	24	(1,095)	1,119
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.207%		35,500	84	(408)	492
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.222%		125,000	211	(2,169)	2,380
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.244%		175,700	83	(2,371)	2,454
UBS AG	BPS	0.760%	03/20/2013	0.930%	$	30	0	0	0
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.288%		25,000	580	178	402
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.430%		94,500	2,151	1,202	949
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.466%		66,000	1,493	819	674
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.514%		30,000	653	369	284
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.269%		100,000	2,204	569	1,635
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.466%		50,000	1,131	1,134	(3)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.288%		72,200	1,676	559	1,117
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.430%		99,200	2,259	1,307	952
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.466%		63,700	1,441	791	650
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.514%		50,000	1,088	410	678
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.269%		67,500	1,488	214	1,274
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%		175,000	4,061	1,560	2,501
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.430%		67,500	1,536	908	628
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.466%		38,100	861	659	202
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.514%		46,300	1,007	379	628
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.288%		50,000	1,160	538	622
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.389%		50,000	1,146	1,164	(18)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.430%		20,500	467	396	71
United Kingdom Gilt	GST	1.000%	03/20/2015	0.269%		37,200	819	133	686
United Kingdom Gilt	GST	1.000%	06/20/2015	0.288%		25,000	579	172	407
United Kingdom Gilt	GST	1.000%	12/20/2015	0.389%		155,000	3,551	2,041	1,510
United Kingdom Gilt	GST	1.000%	03/20/2016	0.430%		419,100	9,542	7,141	2,401
United Kingdom Gilt	GST	1.000%	12/20/2016	0.556%		90,000	1,883	180	1,703
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.269%		33,700	742	273	469
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.288%		75,000	1,740	526	1,214
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.389%		47,000	1,077	1,090	(13)
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.269%		30,000	(14)	(339)	325

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.269%	$	200,000	$4,406	$1,757	$2,649
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.288%		50,000	1,160	333	827
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.466%		23,100	523	400	123
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.556%		47,500	993	47	946
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.269%		147,800	3,257	600	2,657
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.288%		50,000	1,160	527	633
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.466%		127,200	2,877	2,201	676
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.288%		100,000	2,320	1,202	1,118
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.389%		37,300	854	858	(4)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.466%		45,800	1,035	792	243
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.514%		100,000	2,177	489	1,688
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.170%		14,205	150	105	45
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.170%		10,900	115	97	18
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.170%		15,000	158	75	83
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.322%		1,500	16	(4)	20
Wells Fargo & Co.	SOG	1.000%	12/20/2012	0.238%		20,000	119	12	107

							$(11,060)	$(284,311)	$273,251

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	760,200	$10,164	$14,767	$(4,603)
iTraxx Europe 16 Index	BRC	(1.000%	)	12/20/2016		5,700	76	146	(70)
iTraxx Europe 16 Index	CBK	(1.000%	)	12/20/2016		493,200	6,594	9,543	(2,949)
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		963,200	12,878	19,151	(6,273)
iTraxx Europe 16 Index	FBF	(1.000%	)	12/20/2016		147,900	1,978	2,649	(671)
iTraxx Europe 16 Index	GST	(1.000%	)	12/20/2016		89,700	1,199	1,819	(620)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		697,200	9,322	12,562	(3,240)
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		171,900	2,299	4,499	(2,200)

							$44,510	$65,136	$(20,626)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	75,200	$6,207	$8,835	$(2,628)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014		99,900	8,246	11,676	(3,430)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014		24,300	2,006	2,892	(886)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014		25,000	2,064	2,900	(836)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014		25,000	2,064	2,838	(774)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014		25,000	2,064	2,963	(899)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		50,000	4,127	4,975	(848)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		711,200	66,795	88,665	(21,870)
CDX.EM-13 5-Year Index	CBK	5.000%	06/20/2015		20,000	1,878	2,290	(412)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		526,500	49,448	66,005	(16,557)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		32,400	3,043	4,200	(1,157)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		50,700	4,762	6,337	(1,575)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		972,200	91,308	120,759	(29,451)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		68,100	6,396	7,866	(1,470)

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	$	153,200	$14,389	$16,939	$(2,550)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		900	92	108	(16)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		34,400	3,514	4,214	(700)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		93,200	9,520	11,399	(1,879)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		45,000	4,597	5,999	(1,402)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		28,200	2,880	3,863	(983)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		8,900	909	1,179	(270)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		67,900	6,935	9,409	(2,474)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012		98,248	(1)	0	(1)
CDX.HY-8 5-Year Index 35-100%	CBK	0.401%	06/20/2012		123,660	12	0	12
CDX.HY-8 5-Year Index 35-100%	CBK	0.415%	06/20/2012		94,469	12	0	12
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012		50,000	375	0	375
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		30,000	269	0	269
CDX.IG-9 5-Year Index 15-30%	GST	0.830%	12/20/2012		30,000	188	0	188
CDX.IG-9 5-Year Index 15-30%	GST	0.940%	12/20/2012		33,800	240	0	240
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012		102,700	748	0	748
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012		211,322	837	0	837
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012		96,450	504	0	504
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		80,246	423	0	423
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012		9,838	52	0	52
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		13,889	74	0	74
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		27,585	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012		163,965	952	0	952
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012		241,125	1,418	0	1,418
CDX.IG-9 5-Year Index 30-100%	GST	0.695%	12/20/2012		14,081	74	0	74
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012		21,894	116	0	116
CDX.IG-9 5-Year Index 30-100%	MYC	0.711%	12/20/2012		385,799	2,065	0	2,065
CDX.IG-9 5-Year Index 30-100%	MYC	0.771%	12/20/2012		183,255	1,066	0	1,066
CDX.IG-9 10-Year Index 30-100%	GST	0.508%	12/20/2017		241,125	4,565	0	4,565
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		62,017	1,311	0	1,311
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017		144,675	2,759	0	2,759
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		130,979	2,805	0	2,805
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013		241,124	1,341	0	1,341
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		132,136	850	0	850
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		163,579	912	0	912
MCDX-14 5-Year Index	GST	1.000%	06/20/2015		100,000	(318)	(4,866)	4,548
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015		28,100	(229)	(1,093)	864
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		25,000	(203)	(980)	777
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		25,000	(203)	(972)	769
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		21,900	(178)	(866)	688
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		25,000	(1,129)	(1,425)	296
MCDX-15 10-Year Index	GST	1.000%	12/20/2020		25,000	(1,129)	(1,425)	296
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016		25,000	(327)	(214)	(113)

						$313,642	$374,470	$(60,828)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	$	267,600	$(4,161)	$(19,013)	$14,852
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000		53,520	(832)	(3,802)	2,970

								$(4,993)	$(22,815)	$17,822

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.410%	01/02/2013	FBF	BRL	180,000	$850	$0	$850
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		648,400	2,736	(704)	3,440
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		1,574,100	6,812	(632)	7,444
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		321,100	1,718	0	1,718
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		258,900	5,359	31	5,328
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		111,000	2,175	(88)	2,263
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		896,000	18,972	267	18,705
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		257,900	5,461	791	4,670
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		1,183,900	24,254	3,696	20,558
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		306,800	6,288	764	5,524
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		548,000	11,720	(788)	12,508
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		404,300	6,778	189	6,589
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	11,028	363	10,665
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		43,600	965	68	897
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	6,598	625	5,973
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		403,000	9,525	356	9,169

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Interest Rate Swaps (Cont.)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM	BRL	709,400	$17,797	$1,426	$16,371
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	21,079	658	20,421
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		522,100	13,925	819	13,106
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		1,252,800	33,812	4,122	29,690
Pay	1-Year BRL-CDI	12.425%	01/02/2013	BPS		297,200	4,822	1,377	3,445
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		51,800	862	25	837
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		3,044,800	74,680	7,519	67,161
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		1,986,200	33,751	2,914	30,837
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL		264,500	6,921	1,335	5,586
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		536,400	13,863	1,825	12,038
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		196,400	1,053	545	508
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		250,000	1,487	865	622
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		314,200	2,092	1,303	789
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		981,200	7,043	(2,539)	9,582
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		2,339,700	18,026	(5,121)	23,147
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,030,200	9,893	(560)	10,453
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		156,300	1,595	103	1,492
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		164,000	1,739	0	1,739
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		346,800	4,011	421	3,590
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		674,100	11,607	(149)	11,756
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		881,500	15,731	(253)	15,984
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		127,400	2,386	31	2,355
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		277,800	6,581	(31)	6,612
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		444,900	12,456	1,893	10,563
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		227,500	6,915	0	6,915
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	8,300	(60)	8,360
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		442,800	14,665	424	14,241
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		583,600	21,816	2,018	19,798
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		973,700	36,837	2,096	34,741
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		316,600	8,278	(228)	8,506
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		1,514,500	59,881	5,080	54,801
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	CBK	AUD	296,000	8,198	2,965	5,233
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	DUB		242,400	6,714	1,904	4,810
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	RYL		49,000	1,357	393	964
Pay	6-Month AUD-BBR-BBSW	5.250%	06/15/2022	GLM		100,000	3,825	1,487	2,338
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	228	832	(604)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200	431	530	(99)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700	278	852	(574)
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		770,500	(661)	180	(841)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		800,000	656	555	101
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		400,000	328	298	30

							$616,497	$42,792	$573,705

(p)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	3,725,700	$18,442	$(1,735)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		7,724,000	27,069	(16,683)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		7,246,000	9,310	(10,769)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	3,745,900	$21,371	$(1,774)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	59,890	(35,922)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		4,179,200	15,776	(766)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	(276)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		270,100	1,840	(27)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		1,370,400	6,167	(2,414)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		2,627,000	18,541	(10,806)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.740%	08/09/2012		1,000,000	3,675	(1,265)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,454,400	14,563	(249)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		4,880,000	17,774	(11,375)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		3,258,000	11,454	(7,594)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,211,300	7,488	(123)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		9,529,900	26,452	(16,790)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		1,000,000	4,470	(2,331)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,224,600	88,302	(1,137)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,628,000	35,685	(19,037)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,883,600	31,346	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,572,700	16,326	(2)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,986,800	21,576	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		7,158,100	51,376	(18,436)
Put - OTC 3-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		41,200	261	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,774,400	38,574	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,034,000	19,933	(2)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,683,300	48,236	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		1,575,700	15,690	(7,480)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,000	(28,843)

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	$	1,000,000	$3,800	$(4,747)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		1,000,000	3,950	(4,747)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,050	(28,843)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,915,300	47,353	(84)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		394,400	2,721	(2,674)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,187,500	20,003	(10,384)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		2,914,000	25,712	(19,757)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		8,600,100	86,088	(40,823)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		1,327,000	12,466	(14,145)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		2,831,000	14,508	(19,194)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		5,258,000	65,572	(24,959)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		530,800	4,936	(3,510)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		530,800	10,244	(12,367)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,169,000	28,976	(10,296)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		1,000,000	4,300	(6,780)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,445,400	11,784	(11,608)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		2,316,200	10,290	(15,704)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		779,600	7,289	(5,155)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		779,600	15,124	(18,163)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(14,421)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		668,500	16,786	(29)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		4,904,800	22,953	(33,255)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		6,586,500	73,600	(31,265)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(14,421)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,437	(3,707)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(731)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	47

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$	340,000	$2,261	$0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		182,000	1,256	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(2,966)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(5,200)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	(2)

								$1,337,617	$(555,777)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,757,700	$14,866	$(2,759)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		4,179,400	37,277	(6,920)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		483,000	6,231	(863)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		631,100	4,733	(1,626)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		486,300	4,766	(1,382)

							$67,873	$(13,550)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	148,936	$90,627,900	EUR	81,000	$886,675
Sales	195,418	263,992,700		0	1,561,572
Closing Buys	(254,147)	(152,855,400)		0	(950,107)
Expirations	0	(420,500)		0	(2,024)
Exercised	(90,207)	(17,580,600)		0	(90,626)

Balance at 03/31/2012	0	$183,764,100	EUR	81,000	$1,405,490

(q)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$57,488	$64,669	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 11/29/2010	107,027	107,829	0.04%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	1,629	1,614	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	157	124	0.00%
Goldman Sachs Group, Inc.	1.570%	08/12/2015	12/01/2009	70,766	62,224	0.03%

48	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	$1,147	$4,250	0.00%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	79	101	0.00%
Royal Bank of Scotland Group PLC	1.997%	03/30/2015	01/06/2011 - 07/05/2011	31,276	28,756	0.01%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,198	9,674	0.00%
Santander UK PLC	1.306%	08/28/2017	03/31/2011	88,256	71,500	0.03%

				$367,023	$350,741	0.14%

(r)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	05/01/2042	$705,000	$760,915	$(760,519)
Ginnie Mae	6.000%	05/01/2042	1,900	2,140	(2,142)

				$763,055	$(762,661)

(s)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,127	05/2012	CBK	$6	$0	$6
Buy		72,800	05/2012	DUB	0	(589)	(589)
Sell		1,010,897	05/2012	DUB	14,246	0	14,246
Buy		567	05/2012	UAG	0	(7)	(7)
Buy	BRL	2,955,007	04/2012	DUB	2,700	0	2,700
Sell		2,311,093	04/2012	DUB	58,672	0	58,672
Sell		3,733,109	04/2012	GST	110,464	0	110,464
Buy		4,845,769	04/2012	HUS	0	(12,345)	(12,345)
Sell		3,000,000	04/2012	HUS	75,570	0	75,570
Buy		3,737,181	04/2012	JPM	0	(54,166)	(54,166)
Sell		2,493,755	04/2012	JPM	71,219	0	71,219
Sell		2,955,007	06/2012	DUB	0	(1,597)	(1,597)
Sell		4,845,769	06/2012	HUS	12,744	0	12,744
Sell		3,737,181	06/2012	JPM	55,098	0	55,098
Sell	CAD	227	04/2012	DUB	0	0	0
Sell		1,158,391	06/2012	CBK	4,282	0	4,282
Buy		227	06/2012	DUB	1	0	1
Sell		1,772,703	06/2012	FBF	10,441	0	10,441
Buy		175	06/2012	JPM	0	0	0
Sell		1,762,574	06/2012	JPM	18,064	0	18,064
Sell		3,000,000	06/2012	RBC	19,684	0	19,684
Buy		600	06/2012	UAG	0	(3)	(3)
Sell		1,722,251	06/2012	UAG	9,798	0	9,798
Sell	CHF	982	05/2012	BRC	0	(10)	(10)
Sell		978	05/2012	BSN	0	(22)	(22)
Sell		117,774	05/2012	CBK	0	(1,245)	(1,245)
Buy	CNY	1,205,010	06/2012	BRC	2,797	0	2,797
Sell		1,527,091	06/2012	BRC	174	(911)	(737)
Buy		1,661,984	06/2012	CBK	2,610	(57)	2,553
Sell		18,238	06/2012	CBK	12	0	12
Buy		1,316,681	06/2012	DUB	746	(40)	706
Sell		358,214	06/2012	DUB	182	0	182
Sell		7,381,512	06/2012	FBF	3,642	(504)	3,138
Buy		853,754	06/2012	GST	776	(9)	767

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	49

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	5,683,133	06/2012	HUS	$10,658	$0	$10,658
Sell		2,271,043	06/2012	HUS	761	(450)	311
Buy		6,286,763	06/2012	JPM	10,719	(372)	10,347
Sell		2,365,099	06/2012	JPM	479	(3,060)	(2,581)
Buy		1,537,909	06/2012	MSC	3,207	0	3,207
Sell		1,220,324	06/2012	MSC	778	0	778
Buy		1,064,691	06/2012	RYL	2,579	0	2,579
Buy		1,462,000	06/2012	SOG	1,830	0	1,830
Buy		1,287,008	06/2012	UAG	351	(46)	305
Sell		7,217,413	06/2012	UAG	3,344	(1,423)	1,921
Sell		172,487	02/2013	BRC	79	0	79
Buy		170,562	02/2013	CBK	85	0	85
Sell		314,121	02/2013	FBF	271	0	271
Buy		573,579	02/2013	GST	0	(278)	(278)
Buy		150,000	02/2013	JPM	0	(105)	(105)
Buy		406,493	02/2013	UAG	0	(176)	(176)
Sell		814,027	02/2013	UAG	288	0	288
Buy		61,799	08/2013	GST	0	(171)	(171)
Sell		61,799	08/2013	HUS	37	0	37
Sell		75,000	04/2014	HUS	36	0	36
Buy		66,994	04/2014	JPM	0	(374)	(374)
Buy		217,371	04/2014	RYL	0	(1,275)	(1,275)
Sell		209,365	04/2014	UAG	112	0	112
Buy	EUR	100,000	04/2012	BPS	298	0	298
Buy		388,330	04/2012	BRC	14,905	0	14,905
Sell		7,856,426	04/2012	BRC	24,598	(248,701)	(224,103)
Buy		66,815	04/2012	BSN	991	0	991
Buy		1,249,339	04/2012	CBK	16,128	0	16,128
Sell		1,623,788	04/2012	CBK	0	(86,144)	(86,144)
Buy		848,819	04/2012	DUB	2,786	(308)	2,478
Sell		679,922	04/2012	DUB	0	(34,488)	(34,488)
Buy		685,282	04/2012	FBF	6,441	0	6,441
Buy		5,461	04/2012	GST	327	0	327
Buy		26,900	04/2012	HUS	86	0	86
Buy		1,386,502	04/2012	JPM	12,366	0	12,366
Buy		515,607	04/2012	MSC	2,918	0	2,918
Buy		169,906	04/2012	RBC	7,824	0	7,824
Sell		5,030	04/2012	RBC	38	0	38
Buy		1,171,305	04/2012	UAG	6,445	0	6,445
Sell		4,111,226	04/2012	UAG	0	(178,448)	(178,448)
Sell		975,782	05/2012	CBK	0	(9,905)	(9,905)
Sell		692,677	05/2012	DUB	0	(1,732)	(1,732)
Sell		685,282	05/2012	FBF	0	(6,434)	(6,434)
Sell		1,008,222	05/2012	JPM	0	(11,527)	(11,527)
Sell		445,642	05/2012	MSC	0	(1,431)	(1,431)
Sell		814,480	05/2012	UAG	0	(168)	(168)
Buy		725,117	06/2012	BRC	13,932	0	13,932
Buy		131,835	06/2012	BSN	3,141	0	3,141
Buy		43,309	06/2012	CBK	640	(6)	634
Buy		347,137	06/2012	DUB	2,440	0	2,440
Buy		1,256,256	06/2012	JPM	20,578	0	20,578
Buy		12,447	06/2012	MSC	125	0	125
Sell		111	06/2012	MSC	0	(2)	(2)
Buy		11,400	06/2012	RBC	272	0	272
Buy		634,242	06/2012	UAG	10,785	0	10,785
Buy	GBP	682,652	04/2012	BRC	12,330	0	12,330
Buy		177,638	04/2012	BSN	4,835	0	4,835
Buy		2,498	04/2012	CBK	38	0	38

50	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	6	04/2012	CBK	$0	$0	$0
Buy		256,378	04/2012	DUB	7,801	0	7,801
Sell		1,356	04/2012	DUB	0	(11)	(11)
Sell		320,983	04/2012	FBF	0	(4,862)	(4,862)
Sell		795,601	04/2012	GST	0	(25,742)	(25,742)
Sell		34,505	04/2012	HUS	0	(633)	(633)
Buy		31,531	04/2012	JPM	537	0	537
Buy		1,415	04/2012	MSC	19	0	19
Sell		6,175	04/2012	MSC	0	(227)	(227)
Buy		3,393	04/2012	RBC	100	0	100
Buy		3,221	04/2012	UAG	64	0	64
Buy		6,707	05/2012	BRC	32	0	32
Sell		578,929	05/2012	BRC	0	(11,229)	(11,229)
Buy		20,716	05/2012	CBK	0	(11)	(11)
Buy		5,964	05/2012	DUB	47	0	47
Buy		182	05/2012	JPM	2	0	2
Sell		312,534	06/2012	CBK	0	(6,652)	(6,652)
Sell		799,793	06/2012	JPM	0	(18,870)	(18,870)
Sell		163,539	06/2012	UAG	0	(3,718)	(3,718)
Sell	HKD	424,268	05/2012	HUS	83	0	83
Sell	IDR	192,505,317	07/2012	BPS	0	(237)	(237)
Sell		418,006,000	07/2012	BRC	0	(362)	(362)
Sell		232,250,000	07/2012	FBF	0	(152)	(152)
Sell		26,328,263	07/2012	GST	0	(22)	(22)
Buy		3,592,626,112	07/2012	HUS	0	(15,239)	(15,239)
Sell		2,085,155,452	07/2012	HUS	0	(1,897)	(1,897)
Sell		338,587,422	07/2012	JPM	0	(686)	(686)
Sell		299,793,658	07/2012	UAG	0	(641)	(641)
Buy	INR	2,500,000	07/2012	BRC	0	(5,562)	(5,562)
Sell		2,535,000	07/2012	BRC	1,177	0	1,177
Buy		8,500,000	07/2012	CBK	0	(21,639)	(21,639)
Sell		1,792,384	07/2012	DUB	679	0	679
Buy		3,562,653	07/2012	JPM	0	(8,034)	(8,034)
Sell		12,457,559	07/2012	JPM	4,622	0	4,622
Buy		2,222,291	07/2012	UAG	0	(5,238)	(5,238)
Buy	JPY	23,433,750	04/2012	BRC	0	(11,213)	(11,213)
Sell		136,999,052	04/2012	BRC	108,186	0	108,186
Buy		187,465,000	04/2012	CBK	0	(98,373)	(98,373)
Sell		182,665,403	04/2012	CBK	143,960	0	143,960
Buy		93,735,000	04/2012	DUB	0	(45,046)	(45,046)
Sell		182,665,403	04/2012	DUB	143,930	0	143,930
Sell		96,413,458	04/2012	FBF	75,330	0	75,330
Buy		164,031,250	04/2012	JPM	0	(86,893)	(86,893)
Sell		91,332,702	04/2012	JPM	72,086	0	72,086
Buy		93,735,000	04/2012	UAG	0	(45,283)	(45,283)
Sell		42,393,982	04/2012	UAG	33,415	0	33,415
Buy		58,375,000	05/2012	BRC	0	(37,807)	(37,807)
Sell		28,191,126	05/2012	BRC	29,456	0	29,456
Sell		64,560,000	05/2012	CBK	59,794	0	59,794
Buy		99,181,000	05/2012	DUB	0	(65,092)	(65,092)
Sell		32,529,734	05/2012	DUB	34,158	0	34,158
Sell		107,829,140	05/2012	JPM	100,548	0	100,548
Buy		98,744,000	05/2012	UAG	0	(65,817)	(65,817)
Sell		23,190,000	05/2012	UAG	21,439	0	21,439
Sell		10,220,576	06/2012	BRC	802	(2)	800
Sell		255,688	06/2012	BSN	0	(20)	(20)
Buy		5,639,200	06/2012	CBK	0	(25)	(25)
Sell		85,506	06/2012	JPM	0	0	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	51

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	15,398	06/2012	MSC	$2	$0	$2
Sell		683,736	06/2012	MSC	79	0	79
Sell		290,586	06/2012	RBC	0	(7)	(7)
Sell		171,008	06/2012	UAG	0	(10)	(10)
Sell	MXN	588,514	05/2012	HUS	0	(1,009)	(1,009)
Sell		2,554,200	05/2012	UAG	0	(880)	(880)
Sell		5,324,160	06/2012	CBK	3,572	0	3,572
Sell		4,447,965	06/2012	DUB	0	(283)	(283)
Sell		1,037,920	06/2012	HUS	654	0	654
Buy		83,084	06/2012	JPM	0	(65)	(65)
Sell		882,782	06/2012	JPM	0	(1,330)	(1,330)
Sell		3,000,000	06/2012	MSC	467	0	467
Buy		43,254	06/2012	UAG	0	(3)	(3)
Sell		1,431,368	06/2012	UAG	0	(371)	(371)
Sell	MYR	445,958	04/2012	BRC	0	(3,357)	(3,357)
Buy		434,998	04/2012	CBK	0	(4,671)	(4,671)
Sell		192,468	04/2012	CBK	0	(598)	(598)
Buy		368,285	04/2012	DUB	0	(3,434)	(3,434)
Buy		286,067	04/2012	JPM	0	(1,000)	(1,000)
Sell		260,475	04/2012	JPM	0	(2,188)	(2,188)
Buy		210,300	04/2012	UAG	0	(644)	(644)
Sell		400,748	04/2012	UAG	0	(3,988)	(3,988)
Buy	SEK	235,618	05/2012	CBK	603	0	603

					$1,518,453	$(1,269,602)	$248,851

(t)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$1,188,437	$0	$1,188,437
Corporate Bonds & Notes
Banking & Finance	0	52,996,159	378,412	53,374,571
Industrials	0	8,838,650	138,021	8,976,671
Utilities	0	4,022,260	95	4,022,355
Convertible Bonds & Notes
Banking & Finance	0	10,552	0	10,552
Industrials	0	57,801	0	57,801
Municipal Bonds & Notes
Alabama	0	1,338	0	1,338
Arizona	0	30,069	0	30,069
Arkansas	0	1,162	0	1,162
California	0	4,329,759	0	4,329,759
Colorado	0	62,179	0	62,179
Connecticut	0	181	0	181
District of Columbia	0	123,653	0	123,653
Florida	0	103,379	0	103,379
Georgia	0	139,719	0	139,719
Illinois	0	990,123	0	990,123
Indiana	0	64,322	0	64,322
Iowa	0	83,244	0	83,244
Kansas	0	440	0	440
Louisiana	0	109,286	0	109,286

52	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Massachusetts	$0	$90,893	$0	$90,893
Michigan	0	62,994	0	62,994
Minnesota	0	1,087	0	1,087
Mississippi	0	11,683	0	11,683
Missouri	0	1,639	0	1,639
Nebraska	0	52,770	0	52,770
Nevada	0	476,376	0	476,376
New Jersey	0	501,367	0	501,367
New York	0	1,458,070	0	1,458,070
North Carolina	0	49,751	0	49,751
Ohio	0	872,829	70,608	943,437
Oregon	0	37,201	0	37,201
Pennsylvania	0	96,199	0	96,199
Puerto Rico	0	14,610	0	14,610
Rhode Island	0	7,235	0	7,235
South Carolina	0	387	0	387
South Dakota	0	1,626	0	1,626
Tennessee	0	8,494	0	8,494
Texas	0	483,180	0	483,180
Utah	0	7,555	0	7,555
Virginia	0	7,395	0	7,395
Washington	0	42,628	0	42,628
West Virginia	0	121,209	0	121,209
Wisconsin	0	450	0	450
U.S. Government Agencies	0	126,483,619	3,122,410	129,606,029
U.S. Treasury Obligations	0	46,844,885	0	46,844,885
Mortgage-Backed Securities	0	16,296,970	331,336	16,628,306
Asset-Backed Securities	0	4,875,575	408,069	5,283,644
Sovereign Issues	0	17,807,415	0	17,807,415
Convertible Preferred Securities
Banking & Finance	38,213	0	0	38,213
Industrials	0	0	2,359	2,359
Utilities	11,261	0	0	11,261
Preferred Securities
Banking & Finance	166,265	6,600	0	172,865
Short-Term Instruments
Certificates of Deposit	0	736,194	0	736,194
Repurchase Agreements	0	5,959,573	0	5,959,573
Japan Treasury Bills	0	2,054,668	0	2,054,668
Mexico Treasury Bills	0	361,441	0	361,441
U.S. Treasury Bills	0	790	0	790
PIMCO Short-Term Floating NAV Portfolios	8,730,559	0	0	8,730,559
	$8,946,298	$298,988,071	$4,451,310	$312,385,679

Short Sales, at value	$0	$(762,661)	$0	$(762,661)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	372,009	0	372,009
Foreign Exchange Contracts	0	1,536,275	0	1,536,275
Interest Rate Contracts	12,473	841,960	0	854,433
	$12,473	$2,750,244	$0	$2,762,717

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(201,250)	0	(201,250)
Foreign Exchange Contracts	0	(1,269,602)	0	(1,269,602)
Interest Rate Contracts	(290,518)	(570,325)	(13,550)	(874,393)
	$(290,518)	$(2,041,177)	$(13,550)	$(2,345,245)
Totals	$8,668,253	$298,934,477	$4,437,760	$312,040,490

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	53

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Bank Loan Obligations	$44,644	$0	$(45,000)	$0	$0	$356	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	253,727	286,356	(100,898)	(193)	5,324	(5,362)	0	(60,542)	378,412	4,570
Industrials	182,410	0	(42,795)	(382)	(189)	(1,023)	0	0	138,021	890
Utilities	1,223	0	(1,064)	2	(20)	(46)	0	0	95	(9)
Municipal Bonds & Notes
Ohio	0	81,127	(10,600)	232	702	(853)	0	0	70,608	(853)
U.S. Government Agencies	138,153	3,035,027	(53,452)	(853)	(175)	1,727	1,983	0	3,122,410	939
Mortgage-Backed Securities	70,004	312,410	(27,493)	1,712	2,680	(5,636)	30,519	(52,860)	331,336	(7,840)
Asset-Backed Securities	826,972	297,161	(181,589)	6,540	5,924	(8,287)	102,386	(641,038)	408,069	1,285
Sovereign Issues	549,754	0	(550,868)	14	0	1,100	0	0	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	2,359	0	0	2,359	2,359

	$2,066,887	$4,012,081	$(1,013,759)	$7,072	$14,246	$(15,665)	$134,888	$(754,440)	$4,449,327	$1,341

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(275,943)	$0	$0	$0	$144,549	$117,844	$0	$0	$(13,550)	$31,432

Totals	$1,790,944	$4,012,081	$(1,013,759)	$7,072	$158,795	$102,179	$134,888	$(754,440)	$4,437,760	$32,773

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

54	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2012

(u)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$165,745	$165,745
Unrealized appreciation on foreign currency contracts	0	0	0	1,518,453	0	1,518,453
Unrealized appreciation on OTC swap agreements	0	367,487	0	17,822	575,823	961,132

	$0	$367,487	$0	$1,536,275	$741,568	$2,645,330

Liabilities:
Written options outstanding	$0	$0	$0	$0	$569,327	$569,327
Variation margin payable on financial derivative instruments (2)	0	7,822	0	0	78,434	86,256
Unrealized depreciation on foreign currency contracts	0	0	0	1,269,602	0	1,269,602
Unrealized depreciation on OTC swap agreements	0	198,050	0	0	2,118	200,168

	$0	$205,872	$0	$1,269,602	$649,879	$2,125,353

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$13,553	$13,553
Net realized gain on futures contracts	0	0	0	0	2,209,716	2,209,716
Net realized gain (loss) on written options	(68,547)	31,678	9,516	2,024	(142,639)	(167,968)
Net realized gain (loss) on swaps	0	99,344	0	3,271	(2,701,005)	(2,598,390)
Net realized (loss) on foreign currency transactions	0	0	0	(440,388)	0	(440,388)

	$(68,547)	$131,022	$9,516	$(435,093)	$(620,375)	$(983,477)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	55

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

March 31, 2012

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(167,533)	$(167,533)
Net change in unrealized appreciation (depreciation) on written options	0	(2,238)	0	(1,794)	1,099,069	1,095,037
Net change in unrealized appreciation (depreciation) on swaps	0	(244,419)	0	3,511	785,768	544,860
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	210,536	0	210,536

	$0	$(246,657)	$0	$212,253	$1,717,304	$1,682,900

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(278,045) and open centrally cleared swaps cumulative appreciation/(depreciation) of $255,029 as reported in the Notes to Schedule of Investments.

(v)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(19,882)	$(28,790)	$(48,672)
BPS	17,339	(23,600)	(6,261)
BRC	(54,127)	8,447	(45,680)
BSN	8,925	(6,760)	2,165
CBK	(5,222)	(3,230)	(8,452)
DUB	117,317	(138,230)	(20,913)
FBF	105,627	(110,990)	(5,363)
GLM	44,892	(63,620)	(18,728)
GST	93,341	(174,560)	(81,219)
HUS	258,809	(292,930)	(34,121)
JPM	203,364	(207,880)	(4,516)
MSC	5,935	(30,414)	(24,479)
MYC	70,375	(113,175)	(42,800)
RBC	60,018	(57,170)	2,848
RYL	(73,560)	65,350	(8,210)
SOG	2,421	(2,490)	(69)
UAG	(204,188)	184,736	(19,452)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

56	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

ANNUAL REPORT	MARCH 31, 2012	57

Notes to Financial Statements (Cont.)

(c) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions

58	PIMCO TOTAL RETURN FUND

March 31, 2012

that are modified in the first interim or annual period beginning on or after December 15, 2011. Management anticipates the Fund may recognize additional borrowing expense (interest expense) as a result of the change of accounting treatment. The magnitude of this change has not been determined at this time.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2011, FASB issued an ASU to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

ANNUAL REPORT	MARCH 31, 2012	59

Notes to Financial Statements (Cont.)

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

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Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser (the “Adviser”), Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Fund uses these fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Fund’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such

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fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At the end of the period March 31, 2012, the Fund had $22,080,000 in unfunded loan commitments outstanding.

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets,

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Notes to Financial Statements (Cont.)

including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the

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complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  The Fund may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

(f) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2012 are disclosed in the Notes to the Schedule of Investments.

(h) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

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Notes to Financial Statements (Cont.)

(i) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(k) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are

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included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Fund.

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility

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Notes to Financial Statements (Cont.)

parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the

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valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or

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Notes to Financial Statements (Cont.)

underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices,

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the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2012 for which the Fund is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Fund may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

ANNUAL REPORT	MARCH 31, 2012	71

Notes to Financial Statements (Cont.)

6. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a

ANNUAL REPORT	MARCH 31, 2012	73

Notes to Financial Statements (Cont.)

delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), formerly known as Allianz Global Investors of America L.P., and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing

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costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D (1)	A, B, C and R Classes
0.21%	0.31%	0.21%	0.50%	0.35%(2)
(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	Effective May 1, 2011, the class’s Supervisory and Administrative Fee was reduced by 0.05% to 0.35% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which they are incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2012.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates the Distributor or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money

ANNUAL REPORT	MARCH 31, 2012	75

Notes to Financial Statements (Cont.)

Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2012, the Distributor received $18,790,288 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2012, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$13,512,537	$5,844,636

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The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended March 31, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized (Loss)	Change in Unrealized (Depreciation)	Market Value 03/31/2012	Dividend Income
$35,373,075	$49,151,614	$(76,378,900)	$(4,306)	$(10,933)	$8,130,550	$91,614

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain (Loss)	Change in Unrealized (Depreciation)	Market Value 03/31/2012	Dividend Income
$0	$600,019	$0	$0	$(10)	$600,009	$19

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

ANNUAL REPORT	MARCH 31, 2012	77

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2012, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,480,608,774	$1,371,927,971	$79,749,003	$78,393,861

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Total Return Fund
	Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,036,035	$44,329,801	4,352,339	$48,719,617
Class P	498,571	5,468,273	599,056	6,668,275
Administrative Class	702,048	7,711,084	888,891	9,968,251
Class D	474,626	5,209,074	656,143	7,367,979
Class A	732,729	8,040,178	967,022	10,838,779
Class B	499	5,470	1,633	18,182
Class C	194,171	2,131,889	346,323	3,896,480
Class R	108,092	1,186,335	120,657	1,351,134

Issued as reinvestment of distributions
Institutional Class	462,227	5,067,021	929,471	10,186,067
Class P	16,493	180,734	17,564	192,358
Administrative Class	104,850	1,149,251	230,917	2,529,242
Class D	57,972	635,371	124,141	1,359,364
Class A	72,707	796,811	161,254	1,765,024
Class B	772	8,453	3,151	34,446
Class C	19,343	211,838	52,089	568,406
Class R	8,200	89,847	15,837	173,145

Cost of shares redeemed
Institutional Class	(3,368,647)	(36,931,536)	(4,179,855)	(46,490,756)
Class P	(373,040)	(4,093,594)	(360,028)	(3,999,829)
Administrative Class	(970,729)	(10,651,299)	(1,019,803)	(11,355,407)
Class D	(519,382)	(5,692,145)	(643,508)	(7,146,134)
Class A	(781,702)	(8,572,318)	(1,082,682)	(12,083,436)
Class B	(19,348)	(212,352)	(43,755)	(490,812)
Class C	(237,879)	(2,610,125)	(327,585)	(3,629,084)
Class R	(72,323)	(793,953)	(77,811)	(866,122)
Net increase resulting from Fund share transactions	1,146,285	$12,664,108	1,731,461	$19,575,169

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

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13. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2012, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2012, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post- October Deferral	Qualified Late-Year Loss Deferral
$1,466,838	$1,082,260	$8,482,661	$(1,090,529)	$0	$0	$0
(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

As of March 31, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (3)
$305,802,095	$8,412,947	$(1,829,363)	$6,583,584
(3)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, interest only basis adjustments, and treasury inflation protected bonds.

For the fiscal years ended March 31, 2012 and March 31, 2011, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2012			March 31, 2011
Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (4)	Long-Term Capital Gain Distributions	Return of Capital
$9,003,253	$169,089	$0	$15,350,301	$3,671,774	$0
(4)	Includes short-term capital gains, if any, distributed.

14. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were available to be issued and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

ANNUAL REPORT	MARCH 31, 2012	79

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Total Return Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO Total Return Fund (one series of PIMCO Funds, hereafter referred to as the “Fund”) at March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2012

80	PIMCO TOTAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	MSC	Morgan Stanley & Co., Inc.
BSN	Bank of Nova Scotia	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
GST	Goldman Sachs International

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah
BRL	Brazilian Real	INR	Indian Rupee
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	MXN	Mexican Peso
CNY	Chinese Renminbi	MYR	Malaysian Ringgit
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD (or $)	United States Dollar
HKD	Hong Kong Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed
CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation
AID	Agency International Development	CMO	Collateralized Mortgage Obligation
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	MBS	Mortgage-Backed Security
BBSW	Bank Bill Swap Reference Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation

ANNUAL REPORT	MARCH 31, 2012	81

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2012) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2012 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2012 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.13%	0.13%	$5,124,017	$0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2013, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2012.

82	PIMCO TOTAL RETURN FUND

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call the Trust at 1-866-746-2602 or visit our website at www.pimco.com/investments.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director and member of Executive Committee, PIMCO.	161	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust; Chairman and Trustee, PIMCO Equity Series; Chairman and Trustee, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present); Formerly, Chairman and Director, PCM Fund, Inc. Formerly Chairman and Director PIMCO Strategic Global Government Fund, Inc.
Douglas M. Hodge* (1957) Trustee	02/2010 to present	Managing Director, Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management L.P.	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust.
Independent Trustees
E. Philip Cannon (1940) Trustee	05/2000 to present	Private Investor. Formerly, President, Houston Zoo.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.
Vern O. Curtis (1934) Trustee	04/1987 to 02/1993 and 02/1995 to present	Private Investor.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT; Formerly, Director, PCM Fund, Inc.
J. Michael Hagan (1939) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies).	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Formerly, Director, Ameron International (manufacturing). Formerly Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, PCM Fund, Inc.
Ronald C. Parker (1951) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	155	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust
William J. Popejoy (1938) Trustee	07/1993 to 02/1995 and 08/1995 to present	Private Investor.	155	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2012	83

Management of the Trust  (Cont.)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brent R. Harris (1959) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management L.P. and Partner at Latham & Watkins LLP.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO and Senior Vice President, PIMCO.
William H. Gross (1944) Senior Vice President	04/1987 to present	Managing Director and Co-Chief Investment Officer, PIMCO.
Mohamed El-Erian (1958) Senior Vice President	05/2008 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.
J. Stephen King, Jr. (1962) Vice President-Senior Counsel, Secretary	05/2005 to present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.
Peter G. Strelow (1970) Vice President	05/2008 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Eric D. Johnson (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.
John P. Hardaway (1957) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.
Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Trent W. Walker (1974) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

84	PIMCO TOTAL RETURN FUND

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder invested. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transaction with a shareholder, information captured on the Funds’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

ANNUAL REPORT	MARCH 31, 2012	85

Privacy Policy  (Cont.)

(Unaudited)

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

86	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF3009AR_033112

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2012

Real Return Strategy Funds

PIMCO Real Income™ 2019 Fund

PIMCO Real Income 2029 Fund®

PIMCO Real Return Asset Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Short Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

During the reporting period, market volatility reached a state of heightened intensity brought on by a number of diverse yet inter-related events. In response, investors oscillated between being either “risk on” or “risk off” throughout the period, which further contributed to overall market volatility. The European sovereign debt crisis, in particular, amplified global concerns over a Greek default, systemic contagion to the rest of the region and the negative impact such a sovereign default (or defaults) would have on the global banking sector. The European Central Bank initiated a number of long-term debt refinancing programs, via large injections of liquidity, to help contain the crisis and stabilize the European banking system. Nonetheless, several Eurozone countries struggled to implement austerity measures mandated by interim technocratic governments, which led to sovereign debt downgrades by the major rating agencies.

In early March, Greece completed an orderly debt swap with private creditors and worked towards restructuring the majority of its public debt. The European Union, via the European Central Bank, agreed to provide Greece with billions of euros in financing over time to help recapitalize Greek banks and support the government. This “organized Greek default” (orchestrated via coordinated efforts globally) contributed to improved investor confidence. However, we believe the European sovereign debt crisis is far from over and should remain a factor causing continued sovereign credit market downside. The Eurozone crisis highlights a number of problems facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, currency rigidity, and high sovereign debt levels.

Within the U.S., polarization in Washington led to political theatrics over the debt ceiling debate. At its most recent conclusion, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s, highlighting the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Expanded quantitative easing policies by the Federal Reserve helped provide needed stimulus to a struggling economy and better than expected automobile and manufacturing output provided signs of modest improvement for the U.S. economy. In addition, the overall rate of U.S. unemployment declined over the period, which was an encouraging development though far from being at a level near full employment.

Finally, ongoing social unrest and political uncertainty in the Middle East and North Africa caused instability in the region. The uprising in Syria and Iran’s “saber rattling” in response to Western economic sanctions continue to cause concern worldwide. Most troublesome, the rising tension between Iran and Israel exerted upward pressure on oil prices at a time when the global economy is beginning to show clear signs of slowdown from its 2009-2011 cyclic uptick.

The heightened unpredictability inherent in the markets today present investors with an unusual set of global dynamics that exhibit both increased risks and challenges but also potential opportunities. We believe that such unpredictability can translate into strategies that are generally defensive in nature yet are also flexible enough to be offensive as investment opportunities arise globally. Investor paralysis has never been a legitimate investment option.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower (and prices therefore higher) as investors favored higher quality assets due primarily to ongoing concerns over the European sovereign debt crisis. The yield on the benchmark ten-year U.S. Treasury note yielded 2.21%, or 1.26% lower than on March 31, 2011. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the European Central Bank reduced its main policy rate to 1.00%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 7.71% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 12.20%, as represented by the Barclays Capital U.S. TIPS Index. TIPS gained on lower real yields across the maturity curve, as shorter maturity real yields fell significantly due to rising crude oil prices towards the latter part of the period. Longer-dated real yields rallied

2	PIMCO REAL RETURN STRATEGY FUNDS

following “Operation Twist” as well as due to strong institutional demand for the asset class. TIPS outperformed nominal U.S. Treasuries; while real and nominal yields rallied fairly in-line with each other, TIPS benefited from strong inflation accruals as inflation ran close to 3% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries due to healthy demand from investors (namely banks, money managers, real estate investment trusts (“REITs”), and non-U.S. institutions) as well as from diminished fears of a widespread refinancing wave. Commercial mortgage-backed securities (“CMBS”) also outperformed like-duration U.S. Treasuries amid strong investor demand for high-quality spread investments.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns over the period. The positive returns were largely driven by heavy inflows into the market on declining investor concerns over widespread municipal defaults. Municipal returns were also supported by a relatively light new-issue calendar over the period. Demand for BABs remained strong as these securities continue to provide attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Investor risk sentiment changed periodically during the reporting period. When risk appetite did emerge, emerging market (“EM”) local sovereign debt and local currencies performed well. However, the period was predominately risk-off, driven largely by the European sovereign debt crisis, and U.S. dollar-denominated EM sovereign debt therefore outperformed other EM asset classes over the entire reporting period as investors sought some relative safety. Each EM fixed income asset class posted positive returns over the period except for EM currencies, which tend to be most responsive to changes in global risk sentiment.

■

U.S. equities, as measured by the S&P 500 Index, returned 8.54% due to increased investor risk appetite towards the latter part of the period. However, global equities, as represented by the MSCI World Index, returned 0.56%, and overall performance was impacted by investor concerns over the European sovereign debt crisis. Similar concerns also impacted returns of emerging market equities, as measured by the MSCI Emerging Markets Index, which declined 8.80% for the period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 21, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, value investing risk, interest rate risk, credit risk, high yield and distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, small-cap and mid-cap company risk, arbitrage risk, management risk, short sale risk, convertible securities risk, commodity risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on:

(i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The PIMCO CommoditiesPLUS® Short Strategy Fund and PIMCO CommoditiesPLUS® Strategy Fund are intended for long-term investors and an investment in the Funds should be no more than a small part of a typical diversified portfolio. Each Fund’s share price is expected to be more volatile than that of other funds. Each Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease,

4	PIMCO REAL RETURN STRATEGY FUNDS

embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Real IncomeTM 2019 Fund and PIMCO Real Income 2029 Fund® are designed to represent the portion of a retiree’s portfolio devoted to meeting required spending needs not covered by Social Security or defined benefit plans. The PIMCO Real IncomeTM 2019 Fund’s and PIMCO Real Income 2029 Fund®’s portfolios are composed of mostly Treasury Inflation-Protected Securities (TIPS), with maturities structured over a predetermined time frame to generate systematic, inflation-adjusted distributions. These distributions are a combination of interest and principal, both of which are automatically adjusted to the rate of inflation; they are paid out monthly until the Fund reaches its final maturity date (either 2019 or 2029).

The PIMCO Inflation Response Multi-Asset Fund (“PIMCO Fund of Funds”) may invest its assets in Underlying PIMCO Funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative	Class D	Class A	Class B	Class C	Class R
PIMCO Real IncomeTM 2019 Fund	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09	—
PIMCO Real Income 2029 Fund®	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09	—
PIMCO Real Return Asset Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	—	—
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	—	10/30/03	10/30/03	10/30/03	10/30/03	—
PIMCO CommoditiesPLUS® Short Strategy Fund	08/17/10	08/17/10	08/17/10	—	08/17/10	09/30/10	—	09/30/10	—
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	—	05/28/10	05/28/10	—	05/28/10	05/28/10
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	—	08/31/11	08/31/11

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (866) 746-2602, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (866) 746-2602 and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2012	5

PIMCO Real IncomeTM 2019 Fund

Institutional Class - PRIFX	Class A - PCIAX
Class P - PICPX	Class C - PRLCX
Class D - PRLDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	96.3%
Short-Term Instruments	3.7%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (10/30/2009)
PIMCO Real IncomeTM 2019 Fund Institutional Class	6.37%	5.90%
PIMCO Real IncomeTM 2019 Fund Class P	6.30%	5.84%
PIMCO Real IncomeTM 2019 Fund Class D	6.02%	5.54%
PIMCO Real IncomeTM 2019 Fund Class A	6.01%	5.66%
PIMCO Real IncomeTM 2019 Fund Class A (adjusted)	2.05%	4.00%
PIMCO Real IncomeTM 2019 Fund Class C	5.61%	5.20%
PIMCO Real IncomeTM 2019 Fund Class C (adjusted)	4.67%	5.20%
Barclays Capital US TIPS Real Income 2019 Index	7.05%	6.19%	*
Lipper Retirement Income Funds Average	3.24%	8.64%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.39% for Institutional Class shares, 0.49% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.29% for Class C shares.

Portfolio Insights

»

The PIMCO Real Income™ 2019 Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

»

The Fund is often used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security benefits or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2019 or sooner, as represented by the Barclays Capital U.S. TIPS Real Income 2019 Index, benefited total return performance as the Index returned 7.05% for the reporting period.

»	The distribution per share of the Fund was adjusted up to 3.42% during the reporting period due to a rise in the non-seasonally adjusted Consumer Price Index.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Real Income 2029 Fund®

Institutional Class - PRIIX	Class A - POIAX
Class P - PRQCX	Class C - PORCX
Class D - PORDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	98.1%
Short-Term Instruments	1.9%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (10/30/2009)
PIMCO Real Income 2029 Fund® Institutional Class	13.41%	9.52%
PIMCO Real Income 2029 Fund® Class P	13.25%	9.43%
PIMCO Real Income 2029 Fund® Class D	13.00%	9.14%
PIMCO Real Income 2029 Fund® Class A	13.01%	9.14%
PIMCO Real Income 2029 Fund® Class A (adjusted)	8.82%	7.43%
PIMCO Real Income 2029 Fund® Class C	12.37%	8.56%
PIMCO Real Income 2029 Fund® Class C (adjusted)	11.37%	8.56%
Barclays Capital US TIPS Real Income 2029 Index	13.95%	9.54%	*
Lipper Retirement Income Funds Average	3.24%	8.64%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.39% for Institutional Class shares, 0.49% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.29% for Class C shares.

Portfolio Insights

»

The PIMCO Real Income 2029 Fund® seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

»

The Fund is often used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security benefits or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2029 or sooner, as represented by the Barclays Capital U.S. TIPS Real Income 2029 Index, benefited total return performance as the Index returned 13.95% for the reporting period.

»	The distribution per share of the Fund was adjusted up to 3.42% during the reporting period due to a rise in the non-seasonally adjusted Consumer Price Index.

ANNUAL REPORT	MARCH 31, 2012	7

PIMCO Real Return Asset Fund

Institutional Class - PRAIX
Class P - PRTPX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	79.6%
Corporate Bonds & Notes	5.6%
Short-Term Instruments	4.4%
Sovereign Issues	3.3%
Mortgage-Backed Securities	3.1%
Other	4.0%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (11/12/2001)
PIMCO Real Return Asset Fund Institutional Class	20.86%	10.32%	10.25%	9.37%
PIMCO Real Return Asset Fund Class P	20.75%	10.23%	10.19%	9.32%
Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index	22.08%	9.74%	9.72%	8.89%	*
Lipper Treasury Inflation-Protected Securities Funds Average	10.09%	6.35%	7.07%	6.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.56% for Institutional Class shares and 0.66% for Class P shares.

Portfolio Insights

»

The PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted strong positive returns during the reporting period amid an aggressive rally in real yields on the back of an investor flight-to-quality and slower global growth expectations. However, an underweight to U.S. TIPS detracted from returns as U.S. real yields rallied.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	Holdings of Italian inflation-linked bonds (linkers) primarily during the first half of the period detracted from returns as Italian real yields rose significantly during that time period.

»	Exposure to select investment grade corporate securities, especially within the financials sector, detracted from returns as spreads over U.S. Treasuries widened.

»

Exposure to a basket of select emerging market currencies between the second and fourth quarters of 2011 detracted from returns as these currencies depreciated against the U.S. dollar; however, short euro exposure during the entire reporting period somewhat limited the downside.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
Class P - PETPX	Class B - PETBX
Class D - PETDX	Class C - PETCX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	76.7%
Short-Term Instruments	7.8%
Corporate Bonds & Notes	7.1%
Sovereign Issues	3.2%
Mortgage-Backed Securities	2.3%
Other	2.9%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	Fund Inception (10/30/2003)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	29.63%	6.10%	14.62%
PIMCO RealEstateRealReturn Strategy Fund Class P	29.41%	6.00%	14.51%
PIMCO RealEstateRealReturn Strategy Fund Class D	28.91%	5.63%	14.11%
PIMCO RealEstateRealReturn Strategy Fund Class A	28.92%	5.62%	14.10%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	21.83%	4.43%	13.34%
PIMCO RealEstateRealReturn Strategy Fund Class B	28.04%	4.80%	13.26%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	23.04%	4.59%	13.26%
PIMCO RealEstateRealReturn Strategy Fund Class C	27.99%	4.81%	13.23%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	26.99%	4.81%	13.23%
Dow Jones U.S. Select REIT Total Return Index	13.53%	-0.80%	9.90%	*
Lipper Real Estate Funds Average	11.97%	-0.36%	9.49%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.76% for Institutional Class shares, 0.86% for Class P shares, 1.16% for Class D shares, 1.16% for Class A shares, 1.91% for Class B shares, and 1.91% for Class C shares.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

»

Exposure to real estate investment trusts (“REITs”) benefited performance as REITs posted positive returns for the reporting period, even amid uncertainty regarding economic growth and economic policy outcomes.

»

The portfolio’s construction, which uses primarily U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the one-month LIBOR financing rate that is assumed in REIT index-linked derivatives. However, an underweight to U.S. TIPS for most of the period detracted from returns as U.S. real yields rallied.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	Holdings of Italian inflation-linked bonds (linkers) primarily during the first half of the period detracted from returns as Italian real yields rose significantly during that time period.

»	Exposure to select investment grade corporate securities, especially within the financials sector, detracted from returns as spreads over U.S. Treasuries widened.

»

Exposure to a basket of select emerging market currencies between the second and fourth quarters of 2011 detracted from returns as these currencies depreciated against the U.S. dollar; however, short euro exposure during the entire reporting period somewhat limited the downside.

ANNUAL REPORT	MARCH 31, 2012	9

PIMCO CommoditiesPLUS® Short Strategy Fund

Institutional Class - PCPIX	Class A - PCCAX
Class P - PCSPX	Class C - PPSCX
Class D - PCSDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Short-Term Instruments	65.2%
Corporate Bonds & Notes	16.4%
U.S. Government Agencies	10.7%
Sovereign Issues	3.2%
Asset-Backed Securities	2.6%
Other	1.9%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (08/17/2010)
PIMCO CommoditiesPLUS® Short Strategy Fund Institutional Class	15.00%	-6.57%
PIMCO CommoditiesPLUS® Short Strategy Fund Class P	14.83%	-6.65%
PIMCO CommoditiesPLUS® Short Strategy Fund Class D	14.17%	-7.06%
PIMCO CommoditiesPLUS® Short Strategy Fund Class A	14.42%	-6.97%
PIMCO CommoditiesPLUS® Short Strategy Fund Class A (adjusted)	8.16%	-10.15%
PIMCO CommoditiesPLUS® Short Strategy Fund Class C	13.41%	-7.75%
PIMCO CommoditiesPLUS® Short Strategy Fund Class C (adjusted)	12.41%	-7.75%
Dow Jones-UBS Commodity Index Total Return	-16.28%	4.16%
Inverse of the Dow Jones-UBS Commodity Index Total Return	15.82%	-6.82%
Lipper Commodities Specialty Funds Average	-7.20%	-10.53%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 08/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.91% for Institutional Class shares, 1.01% for Class P shares, 1.41% for Class D shares, 1.41% for Class A shares, and 2.16% for Class C shares.

Portfolio Insights

»

The PIMCO CommoditiesPLUS® Short Strategy Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management, by investing under normal circumstances in short positions with respect to the Dow Jones-UBS Commodity Index Total Return (the “Index”), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations as outlined in the Fund’s prospectus. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets.

»

The Fund’s positive absolute performance was driven by the negative returns of the Dow Jones-UBS Commodity Index Total Return. Commodities sold off during the reporting period as markets downgraded global economic growth expectations.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) during the majority of the reporting period added to performance as nominal yields rallied.

»	Exposure to select investment grade corporate securities, especially within the financials sector, detracted from returns as spreads over U.S. Treasuries widened.

»	Short euro exposure during the first quarter of 2012 detracted from performance as the euro appreciated against the U.S. dollar during this time period.

10	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class - PCLIX	Class A - PCLAX
Class P - PCLPX	Class C - PCPCX
Class D - PCLDX	Class R - PCPRX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Short-Term Instruments	56.5%
U.S. Government Agencies	16.5%
Corporate Bonds & Notes	8.3%
Mortgage-Backed Securities	6.9%
U.S. Treasury Obligations	5.9%
Other	5.9%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (05/28/2010)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	-8.28%	17.29%
PIMCO CommoditiesPLUS® Strategy Fund Class P	-8.35%	17.14%
PIMCO CommoditiesPLUS® Strategy Fund Class D	-8.74%	16.71%
PIMCO CommoditiesPLUS® Strategy Fund Class A	-8.74%	16.70%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	-13.76%	13.17%
PIMCO CommoditiesPLUS® Strategy Fund Class C	-9.41%	15.86%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	-10.17%	15.86%
PIMCO CommoditiesPLUS® Strategy Fund Class R	-8.99%	16.37%
Credit Suisse Commodity Benchmark Index	-9.31%	14.62%	*
Lipper Commodities General Funds Average	-10.52%	11.07%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.86% for Institutional Class shares, 0.96% for Class P shares, 1.36% for Class D shares, 1.36% for Class A shares, 2.11% for Class C shares, and 1.61% for Class R shares.

Portfolio Insights

»

The PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets.

»

The Fund seeks to outperform the Credit Suisse Commodity Benchmark Index by actively managing its commodity exposure and by actively managing the collateral portfolio that backs the commodity-linked derivative instruments.

»

Active commodity strategies designed to combat the effects of contango (a condition in commodity futures markets where the forward price of a contract is greater than the current spot price) by holding futures contracts further out on the futures curves, added value as the deferred contract indexes outperformed front-month contract indexes.

»	Exposure to commodities, which sold off during the reporting period as markets downgraded global economic growth expectations, resulted in negative absolute performance for the Fund.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to select investment grade corporate securities, especially within the financials sector, detracted from returns as spreads over U.S. Treasuries widened.

»

Exposure to a basket of select emerging market currencies between the second and fourth quarters of 2011 detracted from returns as these currencies depreciated against the U.S. dollar; however, short euro exposure during the entire reporting period somewhat limited the downside.

ANNUAL REPORT	MARCH 31, 2012	11

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
Class P - PPRMX	Class C - PCRMX
Class D - PDRMX	Class R - PQRMX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	50.5%
Short-Term Instruments	31.9%
Mutual Funds	14.8%
Corporate Bonds & Notes	1.9%
Purchased Options	0.5%
Other	0.4%
‡	% of Total Investments as of 03/31/12

Cumulative Total Return for the period ended March 31, 2012
Fund Inception (08/31/2011)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	0.09%
PIMCO Inflation Response Multi-Asset Fund Class P	0.08%
PIMCO Inflation Response Multi-Asset Fund Class D	-0.03%
PIMCO Inflation Response Multi-Asset Fund Class A	-0.16%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	-5.63%
PIMCO Inflation Response Multi-Asset Fund Class C	-0.61%
PIMCO Inflation Response Multi-Asset Fund Class C (adjusted)	-1.59%
PIMCO Inflation Response Multi-Asset Fund Class R	-0.28%
45% Barclays Capital U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index	-1.13%
Lipper Flexible Portfolio Funds Average	5.37%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.24% for Institutional Class shares, 1.34% for Class P shares, 1.69% for Class D shares, 1.69% for Class A shares, 2.44% for Class C shares, and 1.94% for Class R shares.

Portfolio Insights

»

The PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund commenced operations on August 31, 2011.

»

The Fund’s blended benchmark index is comprised of 45% Barclays Capital U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index.

»	An underweight to commodities for most of the reporting period benefited returns as the Dow Jones-UBS Commodity Index Total Return posted negative returns for the reporting period.

»

A focus on the intermediate and long end of the U.S. Treasury Inflation-Protected Securities (“TIPS”) yield curve added to performance as yields in this maturity range rallied during the reporting period. However, an underweight to U.S. TIPS for most of the period detracted from performance as the Barclays Capital U.S. TIPS Index gained over the reporting period.

»	Exposure to U.K. inflation-linked bonds (linkers) for most of the reporting period benefited performance as the U.K. yield curve rallied.

»	Exposure to select investment grade corporate securities, especially in financial floating rate notes, benefited returns as spreads over U.S. Treasuries tightened.

»	An overweight to gold detracted from returns as the Dow Jones-UBS Commodity Gold Subindex Total Return Index sold off over the reporting period.

»	An underweight to real estate investment trusts (“REITs”) for most of the reporting period detracted from returns as REITs posted positive returns over the reporting period.

12	PIMCO REAL RETURN STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2011 to March 31, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Real IncomeTM 2019 Fund
Institutional Class	$1,000.00	$1,025.00	$1.97	$1,000.00	$1,023.05	$1.97	0.39%
Class P	1,000.00	1,024.60	2.48	1,000.00	1,022.55	2.48	0.49
Class D	1,000.00	1,023.80	4.00	1,000.00	1,021.05	3.99	0.79
Class A	1,000.00	1,023.70	4.00	1,000.00	1,021.05	3.99	0.79
Class C	1,000.00	1,022.30	6.52	1,000.00	1,018.55	6.51	1.29
PIMCO Real Income 2029 Fund®
Institutional Class	$1,000.00	$1,033.00	$1.98	$1,000.00	$1,023.05	$1.97	0.39%
Class P	1,000.00	1,032.70	2.49	1,000.00	1,022.55	2.48	0.49
Class D	1,000.00	1,031.10	4.01	1,000.00	1,021.05	3.99	0.79
Class A	1,000.00	1,032.10	4.01	1,000.00	1,021.05	3.99	0.79
Class C	1,000.00	1,028.10	6.54	1,000.00	1,018.55	6.51	1.29
PIMCO Real Return Asset Fund
Institutional Class	$1,000.00	$1,051.50	$3.03	$1,000.00	$1,022.05	$2.98	0.59%
Class P	1,000.00	1,051.00	3.54	1,000.00	1,021.55	3.49	0.69

ANNUAL REPORT	MARCH 31, 2012	13

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$1,326.90	$4.48	$1,000.00	$1,021.15	$3.89	0.77%
Class P	1,000.00	1,325.20	5.06	1,000.00	1,020.65	4.39	0.87
Class D	1,000.00	1,322.20	6.79	1,000.00	1,019.15	5.91	1.17
Class A	1,000.00	1,322.80	6.79	1,000.00	1,019.15	5.91	1.17
Class B	1,000.00	1,317.50	11.12	1,000.00	1,015.40	9.67	1.92
Class C	1,000.00	1,316.50	11.12	1,000.00	1,015.40	9.67	1.92
PIMCO CommoditiesPLUS® Short Strategy Fund
Institutional Class	$1,000.00	$984.40	$3.92	$1,000.00	$1,021.05	$3.99	0.79%
Class P	1,000.00	983.00	4.41	1,000.00	1,020.55	4.50	0.89
Class D	1,000.00	980.40	6.39	1,000.00	1,018.55	6.51	1.29
Class A	1,000.00	981.40	6.39	1,000.00	1,018.55	6.51	1.29
Class C	1,000.00	977.70	10.09	1,000.00	1,014.80	10.28	2.04
PIMCO CommoditiesPLUS® Strategy Fund
Institutional Class	$1,000.00	$1,116.20	$3.92	$1,000.00	$1,021.30	$3.74	0.74%
Class P	1,000.00	1,115.60	4.44	1,000.00	1,020.80	4.24	0.84
Class D	1,000.00	1,113.80	6.55	1,000.00	1,018.80	6.26	1.24
Class A	1,000.00	1,113.20	6.55	1,000.00	1,018.80	6.26	1.24
Class C	1,000.00	1,109.80	10.50	1,000.00	1,015.05	10.02	1.99
Class R	1,000.00	1,111.90	7.87	1,000.00	1,017.55	7.52	1.49
PIMCO Inflation Response Multi-Asset Fund
Institutional Class	$1,000.00	$1,055.80	$3.49	$1,000.00	$1,021.60	$3.44	0.68%
Class P	1,000.00	1,055.70	4.01	1,000.00	1,021.10	3.94	0.78
Class D	1,000.00	1,054.60	5.80	1,000.00	1,019.35	5.70	1.13
Class A	1,000.00	1,055.40	5.81	1,000.00	1,019.35	5.70	1.13
Class C	1,000.00	1,049.50	9.63	1,000.00	1,015.60	9.47	1.88
Class R	1,000.00	1,053.00	7.08	1,000.00	1,018.10	6.96	1.38

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

14	PIMCO REAL RETURN STRATEGY FUNDS

Benchmark Descriptions

Index	Descriptions

45% Barclays Capital U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index	The benchmark is a blend of 45% Barclays Capital U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Spot Gold. Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Dow Jones-UBS Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index	Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital US TIPS Real Income 2019 Index	The Barclays Capital US TIPS Real Income 2019 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. It is not possible to invest directly in an unmanaged index.

Barclays Capital US TIPS Real Income 2029 Index	The Barclays Capital US TIPS Real Income 2029 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. It is not possible to invest directly in an unmanaged index.

Credit Suisse Commodity Benchmark Index	The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to directly invest into an unmanaged index.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2012	15

Benchmark Descriptions (Cont.)

Index	Descriptions

Inverse of the Dow Jones-UBS Commodity Index Total Return	Inverse of the Dow Jones-UBS Commodity Index Total Return is the negative equivalent of the return of the Dow Jones-UBS Commodity Index Total Return. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of exchange-traded futures contracts on 19 physical commodities, which are weighted to account for economic significance and market liquidity. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

16	PIMCO REAL RETURN STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2012	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Real Income™ 2019 Fund
Institutional Class
03/31/2012	$9.27	$0.24	$0.33	$0.57	$(0.25)	$0.00	$(0.83)	$(1.08)
03/31/2011	9.71	0.15	0.45	0.60	(0.26)	0.00	(0.78)	(1.04)
10/30/2009 - 03/31/2010	10.00	0.05	0.09	0.14	(0.12)	0.00	(0.31)	(0.43)
Class P
03/31/2012	9.27	0.16	0.41	0.57	(0.25)	0.00	(0.83)	(1.08)
03/31/2011	9.71	0.19	0.41	0.60	(0.26)	0.00	(0.78)	(1.04)
10/30/2009 - 03/31/2010	10.00	0.07	0.07	0.14	(0.12)	0.00	(0.31)	(0.43)
Class D
03/31/2012	9.25	0.06	0.48	0.54	(0.23)	0.00	(0.83)	(1.06)
03/31/2011	9.70	0.15	0.42	0.57	(0.24)	0.00	(0.78)	(1.02)
10/30/2009 - 03/31/2010	10.00	0.03	0.09	0.12	(0.11)	0.00	(0.31)	(0.42)
Class A
03/31/2012	9.28	0.10	0.44	0.54	(0.23)	0.00	(0.83)	(1.06)
03/31/2011	9.72	0.12	0.46	0.58	(0.24)	0.00	(0.78)	(1.02)
10/30/2009 - 03/31/2010	10.00	0.04	0.10	0.14	(0.11)	0.00	(0.31)	(0.42)
Class C
03/31/2012	9.25	0.06	0.44	0.50	(0.20)	0.00	(0.83)	(1.03)
03/31/2011	9.72	0.06	0.47	0.53	(0.22)	0.00	(0.78)	(1.00)
10/30/2009 - 03/31/2010	10.00	0.04	0.09	0.13	(0.10)	0.00	(0.31)	(0.41)

PIMCO Real Income 2029 Fund®
Institutional Class
03/31/2012	$10.15	$0.27	$1.07	$1.34	$(0.33)	$0.00	$(0.26)	$(0.59)
03/31/2011	9.87	0.22	0.63	0.85	(0.39)	0.00	(0.18)	(0.57)
10/30/2009 - 03/31/2010	10.00	0.08	0.03	0.11	(0.14)	0.00	(0.10)	(0.24)
Class P
03/31/2012	10.15	0.18	1.15	1.33	(0.33)	0.00	(0.26)	(0.59)
03/31/2011	9.86	0.33	0.53	0.86	(0.39)	0.00	(0.18)	(0.57)
10/30/2009 - 03/31/2010	10.00	0.11	(0.02)	0.09	(0.13)	0.00	(0.10)	(0.23)
Class D
03/31/2012	10.13	0.09	1.21	1.30	(0.31)	0.00	(0.26)	(0.57)
03/31/2011	9.86	0.21	0.61	0.82	(0.37)	0.00	(0.18)	(0.55)
10/30/2009 - 03/31/2010	10.00	0.07	0.02	0.09	(0.13)	0.00	(0.10)	(0.23)
Class A
03/31/2012	10.13	0.11	1.19	1.30	(0.31)	0.00	(0.26)	(0.57)
03/31/2011	9.86	0.19	0.63	0.82	(0.37)	0.00	(0.18)	(0.55)
10/30/2009 - 03/31/2010	10.00	0.06	0.03	0.09	(0.13)	0.00	(0.10)	(0.23)
Class C
03/31/2012	10.09	0.08	1.15	1.23	(0.28)	0.00	(0.26)	(0.54)
03/31/2011	9.85	0.11	0.65	0.76	(0.34)	0.00	(0.18)	(0.52)
10/30/2009 - 03/31/2010	10.00	0.05	0.02	0.07	(0.12)	0.00	(0.10)	(0.22)

PIMCO Real Return Asset Fund
Institutional Class
03/31/2012	$11.27	$0.41	$1.87	$2.28	$(0.38)	$(1.72)	$0.00	$(2.10)
03/31/2011	10.98	0.36	0.97	1.33	(0.33)	(0.71)	0.00	(1.04)
03/31/2010	10.26	0.41	0.79	1.20	(0.36)	(0.12)	0.00	(0.48)
03/31/2009	12.05	0.25	(1.12)	(0.87)	(0.29)	(0.63)	0.00	(0.92)
03/31/2008	11.19	0.61	1.05	1.66	(0.60)	(0.20)	0.00	(0.80)
Class P
03/31/2012	11.27	0.20	2.07	2.27	(0.37)	(1.72)	0.00	(2.09)
11/19/2010 - 03/31/2011	12.29	0.16	(0.35)	(0.19)	(0.12)	(0.71)	0.00	(0.83)

Please see footnotes on page 22.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$8.76	6.37%	$4,202	0.39%		0.39%		0.39%		0.39%		2.63%		57%
9.27	6.48	6,280	0.39		0.48		0.39		0.48		1.62		193
9.71	1.41	3,491	0.39	*	1.89	*	0.39	*	1.89	*	1.20	*	445

8.76	6.30	1,952	0.49		0.49		0.49		0.49		1.79		57
9.27	6.42	871	0.49		0.57		0.49		0.57		2.02		193
9.71	1.39	35	0.49	*	4.36	*	0.49	*	4.36	*	1.69	*	445

8.73	6.02	4,629	0.79		0.79		0.79		0.79		0.67		57
9.25	6.15	972	0.79		0.87		0.79		0.87		1.57		193
9.70	1.22	100	0.79	*	2.92	*	0.79	*	2.92	*	0.84	*	445

8.76	6.01	11,522	0.79		0.79		0.79		0.79		1.13		57
9.28	6.24	6,245	0.79		0.87		0.79		0.87		1.28		193
9.72	1.42	1,874	0.79	*	3.52	*	0.79	*	3.52	*	0.87	*	445

8.72	5.61	6,881	1.29		1.29		1.29		1.29		0.64		57
9.25	5.64	2,773	1.29		1.37		1.29		1.37		0.65		193
9.72	1.32	1,146	1.29	*	4.63	*	1.29	*	4.63	*	1.03	*	445

$10.90	13.41%	$5,789	0.39%		0.39%		0.39%		0.39%		2.48%		34%
10.15	8.72	4,585	0.39		0.39		0.39		0.39		2.15		262
9.87	1.04	3,849	0.39	*	3.31	*	0.39	*	3.31	*	1.83	*	445

10.89	13.25	2,090	0.49		0.49		0.49		0.49		1.64		34
10.15	8.78	739	0.49		0.49		0.49		0.49		3.25		262
9.86	0.92	41	0.49	*	6.82	*	0.49	*	6.82	*	2.70	*	445

10.86	13.00	5,347	0.79		0.79		0.79		0.79		0.78		34
10.13	8.40	771	0.79		0.79		0.79		0.79		2.09		262
9.86	0.85	60	0.79	*	3.43	*	0.79	*	3.43	*	1.71	*	445

10.86	13.01	3,996	0.79		0.79		0.79		0.79		1.03		34
10.13	8.40	662	0.79		0.79		0.79		0.79		1.82		262
9.86	0.85	169	0.79	*	5.05	*	0.79	*	5.05	*	1.44	*	445

10.78	12.37	946	1.29		1.29		1.29		1.29		0.70		34
10.09	7.83	85	1.29		1.29		1.29		1.29		1.09		262
9.85	0.64	40	1.29	*	3.31	*	1.29	*	3.31	*	1.28	*	445

$11.45	20.86%	$2,429,237	0.58%		0.58%		0.55%		0.55%		3.38%		239%
11.27	12.29	2,727,648	0.56		0.56		0.55		0.55		3.12		335
10.98	11.83	4,189,326	0.59		0.59		0.55		0.55		3.82		467
10.26	(6.80)	3,081,472	0.73	(b)	0.73	(b)	0.57	(b)	0.57	(b)	2.32		936
12.05	15.55	2,261,394	0.61		0.61		0.60		0.60		5.44		874

11.45	20.75	15,545	0.68		0.68		0.65		0.65		1.70		239
11.27	(1.40)	944	0.66	*	0.66	*	0.65	*	0.65	*	4.11	*	335

Please see footnotes on page 22.

ANNUAL REPORT	MARCH 31, 2012	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
03/31/2012	$4.76	$0.10	$1.17	$1.27	$(0.75)	$(0.18)	$(0.93)
03/31/2011	4.38	0.09	1.34	1.43	(1.05)	0.00	(1.05)
03/31/2010	2.08	0.19	2.83	3.02	(0.72)	0.00	(0.72)
03/31/2009	6.05	0.14	(4.11)	(3.97)	0.00	0.00	0.00
03/31/2008	7.61	0.28	(1.05)	(0.77)	(0.79)	0.00	(0.79)
Class P
03/31/2012	4.75	0.08	1.18	1.26	(0.75)	(0.18)	(0.93)
03/31/2011	4.37	0.09	1.34	1.43	(1.05)	0.00	(1.05)
03/31/2010	2.08	0.14	2.88	3.02	(0.73)	0.00	(0.73)
04/30/2008 - 03/31/2009	6.29	0.14	(4.35)	(4.21)	0.00	0.00	0.00
Class D
03/31/2012	4.61	0.07	1.13	1.20	(0.74)	(0.18)	(0.92)
03/31/2011	4.27	0.05	1.33	1.38	(1.04)	0.00	(1.04)
03/31/2010	2.04	0.15	2.80	2.95	(0.72)	0.00	(0.72)
03/31/2009	5.96	0.18	(4.10)	(3.92)	0.00	0.00	0.00
03/31/2008	7.52	0.33	(1.13)	(0.80)	(0.76)	0.00	(0.76)
Class A
03/31/2012	4.60	0.08	1.12	1.20	(0.74)	(0.18)	(0.92)
03/31/2011	4.26	0.06	1.31	1.37	(1.03)	0.00	(1.03)
03/31/2010	2.04	0.13	2.81	2.94	(0.72)	0.00	(0.72)
03/31/2009	5.95	0.15	(4.06)	(3.91)	0.00	0.00	0.00
03/31/2008	7.51	0.32	(1.12)	(0.80)	(0.76)	0.00	(0.76)
Class B
03/31/2012	4.37	0.07	1.03	1.10	(0.70)	(0.18)	(0.88)
03/31/2011	4.10	0.03	1.24	1.27	(1.00)	0.00	(1.00)
03/31/2010	1.98	0.12	2.71	2.83	(0.71)	0.00	(0.71)
03/31/2009	5.84	0.12	(3.98)	(3.86)	0.00	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00	(0.72)
Class C
03/31/2012	4.37	0.05	1.05	1.10	(0.71)	(0.18)	(0.89)
03/31/2011	4.10	0.03	1.25	1.28	(1.01)	0.00	(1.01)
03/31/2010	1.98	0.11	2.72	2.83	(0.71)	0.00	(0.71)
03/31/2009	5.84	0.11	(3.97)	(3.86)	0.00	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00	(0.72)

PIMCO CommoditiesPLUS® Short Strategy Fund
Institutional Class
03/31/2012	$7.79	$0.02	$1.15	$1.17	$(0.03)	$0.00	$(0.03)
08/17/2010 - 03/31/2011	10.00	(0.01)	(2.20)	(2.21)	0.00	0.00	0.00
Class P
03/31/2012	7.79	0.00	1.16	1.16	(0.03)	0.00	(0.03)
08/17/2010 - 03/31/2011	10.00	(0.01)	(2.20)	(2.21)	0.00	0.00	0.00
Class D
03/31/2012	7.78	(0.06)	1.16	1.10	0.00	0.00	0.00
08/17/2010 - 03/31/2011	10.00	0.21	(2.43)	(2.22)	0.00	0.00	0.00
Class A
03/31/2012	7.78	(0.01)	1.13	1.12	(0.02)	0.00	(0.02)
09/30/2010 - 03/31/2011	10.00	0.07	(2.29)	(2.22)	0.00	0.00	0.00
Class C
03/31/2012	7.75	(0.08)	1.12	1.04	(0.01)	0.00	(0.01)
09/30/2010 - 03/31/2011	10.00	(0.01)	(2.24)	(2.25)	0.00	0.00	0.00

Please see footnotes on page 22.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate **

$5.10	29.63%	$2,021,170	0.78%		0.78%		0.74%		0.74%		2.08%		287%
4.76	36.32	1,311,829	0.76		0.76		0.74		0.74		2.02		344
4.38	144.95	109,277	0.94		0.94		0.74		0.74		5.74		863
2.08	(65.62)	154,135	0.88		0.88		0.74		0.74		3.40		1,288
6.05	(9.66)	427,882	0.75		0.75		0.74		0.74		4.60		900

5.08	29.41	53,415	0.88		0.88		0.84		0.84		1.66		287
4.75	36.29	13,449	0.86		0.86		0.84		0.84		1.96		344
4.37	144.53	3,062	0.87		0.87		0.84		0.84		3.25		863
2.08	(66.93)	3	1.00	*	1.00	*	0.84	*	0.84	*	3.62	*	1,288

4.89	28.91	143,245	1.18		1.18		1.14		1.14		1.39		287
4.61	35.81	33,225	1.16		1.16		1.14		1.14		1.18		344
4.27	144.23	10,943	1.27		1.27		1.14		1.14		4.23		863
2.04	(65.77)	5,263	1.27	(c)	1.27	(c)	1.18	(c)	1.18	(c)	3.77		1,288
5.96	(10.14)	7,106	1.20		1.20		1.19		1.19		5.08		900

4.88	28.92	154,084	1.18	(d)	1.18	(d)	1.14	(d)	1.14	(d)	1.62		287
4.60	35.83	60,241	1.21		1.21		1.19		1.19		1.44		344
4.26	143.69	33,965	1.28		1.28		1.19		1.19		3.42		863
2.04	(65.71)	6,874	1.30		1.30		1.19		1.19		3.43		1,288
5.95	(10.18)	23,420	1.20		1.20		1.19		1.19		5.03		900

4.59	28.04	2,484	1.93	(d)	1.93	(d)	1.89	(d)	1.89	(d)	1.49		287
4.37	34.52	3,218	1.96		1.96		1.94		1.94		0.62		344
4.10	142.66	3,325	2.06		2.06		1.94		1.94		3.33		863
1.98	(66.10)	1,926	2.06		2.06		1.94		1.94		2.67		1,288
5.84	(10.81)	6,843	1.95		1.95		1.94		1.94		4.42		900

4.58	27.99	59,015	1.93	(d)	1.93	(d)	1.89	(d)	1.89	(d)	1.10		287
4.37	34.68	30,460	1.96		1.96		1.94		1.94		0.70		344
4.10	142.61	11,173	2.04		2.04		1.94		1.94		2.96		863
1.98	(66.10)	4,009	2.06		2.06		1.94		1.94		2.65		1,288
5.84	(10.79)	13,271	1.95		1.95		1.94		1.94		4.35		900

$8.93	15.00%	$2,873	0.79%		0.92%		0.79%		0.92%		0.19%		83%
7.79	(22.10)	3,399	0.79	*	1.36	*	0.79	*	1.36	*	(0.20	)*	94

8.92	14.83	10	0.89		1.02		0.89		1.02		0.00		83
7.79	(22.10)	8	0.89	*	1.66	*	0.89	*	1.66	*	(0.11	)*	94

8.88	14.17	312	1.29		1.42		1.29		1.42		(0.72)		83
7.78	(22.20)	1,284	1.29	*	10.39	*	1.29	*	10.39	*	4.26	*	94

8.88	14.42	406	1.29		1.42		1.29		1.42		(0.10)		83
7.78	(17.93)	152	1.29	*	5.33	*	1.29	*	5.33	*	1.64	*	94

8.78	13.41	104	2.04		2.17		2.04		2.17		(0.93)		83
7.75	(18.25)	32	2.04	*	3.79	*	2.04	*	3.79	*	(0.32	)*	94

Please see footnotes on page 22.

ANNUAL REPORT	MARCH 31, 2012	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO CommoditiesPLUS® Strategy Fund
Institutional Class
03/31/2012	$14.55	$0.04	$(1.26)	$(1.22)	$(2.19)	$0.00	$(2.19)
05/28/2010 - 03/31/2011	10.00	0.04	4.58	4.62	(0.03)	(0.04)	(0.07)
Class P
03/31/2012	14.53	0.02	(1.25)	(1.23)	(2.19)	0.00	(2.19)
05/28/2010 - 03/31/2011	10.00	0.03	4.57	4.60	(0.03)	(0.04)	(0.07)
Class D
03/31/2012	14.50	(0.01)	(1.26)	(1.27)	(2.15)	0.00	(2.15)
05/28/2010 - 03/31/2011	10.00	(0.01)	4.57	4.56	(0.02)	(0.04)	(0.06)
Class A
03/31/2012	14.50	(0.02)	(1.25)	(1.27)	(2.16)	0.00	(2.16)
05/28/2010 - 03/31/2011	10.00	(0.02)	4.58	4.56	(0.02)	(0.04)	(0.06)
Class C
03/31/2012	14.43	(0.10)	(1.25)	(1.35)	(2.10)	0.00	(2.10)
05/28/2010 - 03/31/2011	10.00	(0.10)	4.57	4.47	0.00 ^	(0.04)	(0.04)
Class R
03/31/2012	14.48	(0.04)	(1.26)	(1.30)	(2.14)	0.00	(2.14)
05/28/2010 - 03/31/2011	10.00	(0.04)	4.56	4.52	0.00 ^	(0.04)	(0.04)

PIMCO Inflation Response Multi-Asset Fund
Institutional Class
08/31/2011 - 03/31/2012	$10.00	$0.00	$0.00	$0.00	$(0.15)	$0.00	$(0.15)
Class P
08/31/2011 - 03/31/2012	10.00	0.04	(0.04)	0.00	(0.15)	0.00	(0.15)
Class D
08/31/2011 - 03/31/2012	10.00	(0.01)	0.00	(0.01)	(0.14)	0.00	(0.14)
Class A
08/31/2011 - 03/31/2012	10.00	(0.01)	(0.01)	(0.02)	(0.15)	0.00	(0.15)
Class C
08/31/2011 - 03/31/2012	10.00	(0.06)	(0.01)	(0.07)	(0.13)	0.00	(0.13)
Class R
08/31/2011 - 03/31/2012	10.00	(0.04)	0.01	(0.03)	(0.12)	0.00	(0.12)

*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s advisory fee was decreased to an annual rate of 0.30%.
(c)	Effective October 1, 2008, the class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(d)	Effective May 1, 2011, the class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate **

$11.14	(8.28)%	$4,023,057	0.74%		0.88%		0.74%		0.88%		0.37%		66%
14.55	46.24	2,144,665	0.74	*	0.86	*	0.74	*	0.86	*	0.35	*	82

11.11	(8.35)	173,960	0.84		0.98		0.84		0.98		0.15		66
14.53	46.01	3,389	0.84	*	0.96	*	0.84	*	0.96	*	0.27	*	82

11.08	(8.74)	48,311	1.24		1.38		1.24		1.38		(0.10)		66
14.50	45.63	34,671	1.24	*	1.36	*	1.24	*	1.36	*	(0.12	)*	82

11.07	(8.74)	43,978	1.24		1.38		1.24		1.38		(0.13)		66
14.50	45.63	10,128	1.24	*	1.36	*	1.24	*	1.36	*	(0.13	)*	82

10.98	(9.41)	7,696	1.99		2.13		1.99		2.13		(0.81)		66
14.43	44.75	8,842	1.99	*	2.11	*	1.99	*	2.11	*	(0.88	)*	82

11.04	(8.99)	255	1.49		1.63		1.49		1.63		(0.35)		66
14.48	45.25	35	1.49	*	1.61	*	1.49	*	1.61	*	(0.39	)*	82

$9.85	0.09%	$35,497	0.67	%*	1.16	%*	0.67	%*	1.16	%*	0.00	%*	235%

9.85	0.08	298	0.77	*	1.26	*	0.77	*	1.26	*	0.77	*	235

9.85	(0.03)	1,398	1.12	*	1.61	*	1.12	*	1.61	*	(0.23	)*	235

9.83	(0.16)	2,102	1.12	*	1.61	*	1.12	*	1.61	*	(0.26	)*	235

9.80	(0.61)	762	1.87	*	2.36	*	1.87	*	2.36	*	(1.14	)*	235

9.85	(0.28)	10	1.37	*	1.86	*	1.37	*	1.86	*	(0.71	)*	235

ANNUAL REPORT	MARCH 31, 2012	23

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Real IncomeTM 2019 Fund	PIMCO Real Income 2029 Fund®	PIMCO Real Return Asset Fund	PIMCO RealEstate RealReturn Strategy Fund

Assets:
Investments, at value	$29,630	$18,080	$3,052,074	$2,687,981
Investments in Affiliates, at value	0	0	96,750	139,540
Repurchase agreements, at value	0	148	10,396	2,743
Cash	78	1	1	42
Deposits with counterparty	0	0	4	0
Foreign currency, at value	0	0	7,198	5,640
Receivable for investments sold	0	0	69,751	35,504
Receivable for Fund shares sold	101	3	1,283	4,916
Interest and dividends receivable	99	75	16,979	10,558
Dividends receivable from Affiliates	0	0	27	40
Variation margin receivable on financial derivative instruments	0	0	388	0
OTC swap premiums paid	0	0	2,236	2,528
Unrealized appreciation on foreign currency contracts	0	0	6,380	10,534
Unrealized appreciation on OTC swap agreements	0	0	1,995	122,777
	29,908	18,307	3,265,462	3,022,803

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$432,353	$248,330
Payable for investments purchased	0	0	84,830	71,164
Payable for investments in Affiliates purchased	0	0	27	40
Payable for investments purchased on a delayed-delivery basis	0	0	274,714	151,279
Deposits from counterparty	0	0	5,540	104,124
Payable for Fund shares redeemed	640	118	7,064	1,069
Dividends payable	60	9	6	0
Written options outstanding	0	0	3,953	3,063
Accrued investment advisory fees	5	3	666	1,007
Accrued supervisory and administrative fees	9	6	557	593
Accrued distribution fees	3	1	0	37
Accrued servicing fees	4	1	0	44
Variation margin payable on financial derivative instruments	0	0	166	115
Reimbursement to PIMCO	1	1	0	0
OTC swap premiums received	0	0	680	158
Unrealized depreciation on foreign currency contracts	0	0	8,529	5,223
Unrealized depreciation on OTC swap agreements	0	0	1,115	1,390
Other liabilities	0	0	480	1,754
	722	139	820,680	589,390

Net Assets	$29,186	$18,168	$2,444,782	$2,433,413

Net Assets Consist of:
Paid in capital	$28,141	$17,195	$2,296,825	$2,223,875
Undistributed (overdistributed) net investment income	(60)	(9)	6,028	87,646
Accumulated undistributed net realized gain	(2)	(3)	28,775	(31,458)
Net unrealized appreciation	1,107	985	113,154	153,350
	$29,186	$18,168	$2,444,782	$2,433,413

Cost of Investments	$28,523	$17,095	$2,938,208	$2,660,453
Cost of Investments in Affiliates	$0	$0	$96,719	$139,532
Cost of Repurchase Agreements	$0	$148	$10,396	$2,743
Cost of Foreign Currency Held	$0	$0	$7,208	$5,640
Premiums Received on Written Options	$0	$0	$4,682	$3,212

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(Amounts in thousands, except per share amounts)	PIMCO Real IncomeTM 2019 Fund	PIMCO Real Income 2029 Fund®	PIMCO Real Return Asset Fund	PIMCO RealEstate- RealReturn Strategy Fund

Net Assets:
Institutional Class	$4,202	$5,789	$2,429,237	$2,021,170
Class P	1,952	2,090	15,545	53,415
Class D	4,629	5,347	NA	143,245
Class A	11,522	3,996	NA	154,084
Class B	NA	NA	NA	2,484
Class C	6,881	946	NA	59,015

Shares Issued and Outstanding:
Institutional Class	480	531	212,045	396,595
Class P	223	192	1,357	10,523
Class D	530	492	NA	29,280
Class A	1,315	368	NA	31,579
Class B	NA	NA	NA	541
Class C	789	88	NA	12,881

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$8.76	$10.90	$11.45	$5.10
Class P	8.76	10.89	11.45	5.08
Class D	8.73	10.86	NA	4.89
Class A	8.76	10.86	NA	4.88
Class B	NA	NA	NA	4.59
Class C	8.72	10.78	NA	4.58

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2012	25

Consolidated Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Commodities- PLUS ® Short Strategy Fund	PIMCO Commodities- PLUS ® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value	$2,259	$3,189,622	$22,468
Investments in Affiliates, at value	906	1,065,897	16,028
Repurchase agreements, at value	464	130,308	1,408
Cash	128	43	1
Deposits with counterparty	0	0	18
Foreign currency, at value	3	2,211	2
Receivable for investments sold	0	77,664	0
Receivable for Fund shares sold	23	4,435	445
Interest and dividends receivable	7	6,289	45
Dividends receivable from Affiliates	0	253	9
Variation margin receivable on financial derivative instruments	0	853	21
Reimbursement receivable from PIMCO	0	413	1
OTC swap premiums paid	11	1,823	0
Unrealized appreciation on foreign currency contracts	4	5,718	24
Unrealized appreciation on OTC swap agreements	13	14,191	221
	3,818	4,499,720	40,691

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$322
Payable for investments purchased	2	70,573	0
Payable for investments in Affiliates purchased	1	253	74
Payable for investments purchased on a delayed-delivery basis	0	39,739	0
Deposits from counterparty	75	17,820	0
Payable for Fund shares redeemed	9	470	28
Written options outstanding	8	14,495	127
Accrued investment advisory fees	2	1,932	15
Accrued supervisory and administrative fees	1	1,001	10
Accrued distribution fees	0	5	1
Accrued servicing fees	0	11	1
Variation margin payable on financial derivative instruments	0	6,355	0
OTC swap premiums received	0	289	0
Unrealized depreciation on foreign currency contracts	2	3,215	29
Unrealized depreciation on OTC swap agreements	13	46,305	17
	113	202,463	624

Net Assets	$3,705	$4,297,257	$40,067

Net Assets Consist of:
Paid in capital	$2,925	$4,289,854	$39,175
Undistributed net investment income	905	38,601	64
Accumulated undistributed net realized gain (loss)	(112)	(1,215)	187
Net unrealized appreciation (depreciation)	(13)	(29,983)	641
	$3,705	$4,297,257	$40,067

Cost of Investments	$2,277	$3,195,714	$22,229
Cost of Investments in Affiliates	$906	$1,065,515	$15,820
Cost of Repurchase Agreements	$464	$130,308	$1,408
Cost of Foreign Currency Held	$3	$2,212	$2
Premiums Received on Written Options	$12	$20,168	$131

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(Amounts in thousands, except per share amounts)	PIMCO Commodities- PLUS ® Short Strategy Fund	PIMCO Commodities- PLUS ® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$2,873	$4,023,057	$35,497
Class P	10	173,960	298
Class D	312	48,311	1,398
Class A	406	43,978	2,102
Class C	104	7,696	762
Class R	NA	255	10

Shares Issued and Outstanding:
Institutional Class	322	361,175	3,602
Class P	2	15,658	30
Class D	35	4,359	142
Class A	46	3,973	214
Class C	12	701	78
Class R	NA	23	1

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$8.93	$11.14	$9.85
Class P	8.92	11.11	9.85
Class D	8.88	11.08	9.85
Class A	8.88	11.07	9.83
Class C	8.78	10.98	9.80
Class R	NA	11.04	9.85

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

ANNUAL REPORT	MARCH 31, 2012	27

Statements of Operations

Year Ended March 31, 2012
(Amounts in thousands)	PIMCO Real IncomeTM 2019 Fund	PIMCO Real Income 2029 Fund®	PIMCO Real Return Asset Fund	PIMCO RealEstate- RealReturn Strategy Fund

Investment Income:
Interest	$504	$279	$112,006	$49,732
Dividends	0	0	127	23
Dividends from Affiliate investments	0	0	353	518
Miscellaneous income	0	0	0	1
Total Income	504	279	112,486	50,274

Expenses:
Investment advisory fees	45	23	8,544	8,658
Supervisory and administrative fees	81	42	7,127	4,969
Distribution fees - Class B	0	0	0	22
Distribution fees - Class C	23	3	0	296
Servicing fees - Class A	22	6	0	254
Servicing fees - Class B	0	0	0	7
Servicing fees - Class C	12	1	0	98
Trustees’ fees	0	0	9	5
Interest expense	0	0	828	685
Miscellaneous expense	1	1	2	1
Total Expenses	184	76	16,510	14,995

Net Investment Income	320	203	95,976	35,279

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	257	149	435,834	142,071
Net realized gain on Affiliate investments	0	0	90	131
Net realized gain on futures contracts	0	0	10,790	7,316
Net realized gain on written options	0	0	7,078	2,624
Net realized gain (loss) on swaps	0	0	(23,006)	160,085
Net realized gain (loss) on foreign currency transactions	0	0	2,331	(677)
Net change in unrealized appreciation on investments	663	772	58,906	21,705
Net change in unrealized appreciation on Affiliate investments	0	0	31	8
Net change in unrealized appreciation on futures contracts	0	0	372	836
Net change in unrealized appreciation on written options	0	0	1,702	449
Net change in unrealized appreciation (depreciation) on swaps	0	0	(2,318)	141,926
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(1,098)	5,396
Net Gain	920	921	490,712	481,870

Net Increase in Net Assets Resulting from Operations	$1,240	$1,124	$586,688	$517,149

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Year Ended March 31, 2012
(Amounts in thousands)	PIMCO Commodities- PLUS® Short Strategy Fund	PIMCO Commodities- PLUS ® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund (1)

Investment Income:
Interest	$52	$23,665	$62
Dividends from Affiliate investments	5	1,770	47
Miscellaneous income	0	3	0
Total Income	57	25,438	109

Expenses:
Investment advisory fees	43	13,576	107
Supervisory and administrative fees	35	7,038	44
Distribution fees - Class C	1	64	1
Distribution fees - Class R	0	1	0
Servicing fees - Class A	1	75	1
Servicing fees - Class C	0	21	0
Trustees’ fees	0	7	0
Organization expense	0	0	35
Interest expense	0	44	1
Miscellaneous expense	0	9	0
Total Expenses	80	20,835	189
Waiver and/or Reimbursement by PIMCO	(9)	(3,251)	(77)
Net Expenses	71	17,584	112

Net Investment Loss	(14)	7,854	(3)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(103)	(1,073)	130
Net realized gain (loss) on Affiliate investments	(1)	47	(41)
Net realized gain on futures contracts	5	20,478	125
Net realized gain on written options	10	7,609	0
Net realized gain (loss) on swaps	798	(45,632)	467
Net realized gain (loss) on foreign currency transactions	12	(5,043)	(12)
Net change in unrealized appreciation (depreciation) on investments	(24)	(13,739)	239
Net change in unrealized appreciation on Affiliate investments	0	346	208
Net change in unrealized appreciation (depreciation) on futures contracts	1	(2,743)	1
Net change in unrealized appreciation on written options	6	4,812	4
Net change in unrealized appreciation (depreciation) on swaps	108	(67,888)	194
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	2	2,007	(5)
Net Gain (Loss)	814	(100,819)	1,310

Net Increase (Decrease) in Net Assets Resulting from Operations	$800	$(92,965)	$1,307

(1)	Period from August 31, 2011 to March 31, 2012.

ANNUAL REPORT	MARCH 31, 2012	29

Statements of Changes in Net Assets

	PIMCO Real IncomeTM 2019 Fund		PIMCO Real Income 2029 Fund®		PIMCO Real Return Asset Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Period From November 19, 2010 to March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$320	$155	$203	$124	$95,976	$82,337	$35,279	$11,264
Net realized gain	257	105	149	99	433,027	277,160	311,419	204,414
Net realized gain on Affiliate investments	0	0	0	0	90	46	131	28
Net change in unrealized appreciation (depreciation)	663	443	772	228	57,564	2,303	170,312	(29,250)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	31	(4)	8	0
Net increase resulting from operations	1,240	703	1,124	451	586,688	361,842	517,149	186,456

Distributions to Shareholders:
From net investment income
Institutional Class	(137)	(133)	(162)	(184)	(93,242)	(77,150)	(241,691)	(103,473)
Class P	(52)	(9)	(37)	(7)	(114)	(5)	(4,254)	(1,428)
Class D	(76)	(10)	(80)	(12)	0	0	(14,080)	(8,699)
Class A	(220)	(97)	(65)	(15)	0	0	(17,085)	(9,561)
Class B	0	0	0	0	0	0	(423)	(752)
Class C	(103)	(52)	(15)	(5)	0	0	(6,680)	(4,110)
From net realized capital gains
Institutional Class	0	0	0	0	(329,404)	(131,377)	(64,207)	0
Class P	0	0	0	0	(1,226)	0	(868)	0
Class D	0	0	0	0	0	0	(3,179)	0
Class A	0	0	0	0	0	0	(3,983)	0
Class B	0	0	0	0	0	0	(103)	0
Class C	0	0	0	0	0	0	(1,565)	0
Tax basis return of capital
Institutional Class	(474)	(397)	(130)	(82)	0	0	0	0
Class P	(177)	(24)	(30)	(3)	0	0	0	0
Class D	(264)	(35)	(69)	(6)	0	0	0	0
Class A	(816)	(315)	(57)	(8)	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	(420)	(195)	(14)	(2)	0	0	0	0

Total Distributions	(2,739)	(1,267)	(659)	(324)	(423,986)	(208,532)	(358,118)	(128,023)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	13,544	11,059	10,861	2,556	(446,512)	(1,614,044)	821,960	1,222,244

Total Increase (Decrease) in Net Assets	12,045	10,495	11,326	2,683	(283,810)	(1,460,734)	980,991	1,280,677

Net Assets:
Beginning of year or period	17,141	6,646	6,842	4,159	2,728,592	4,189,326	1,452,422	171,745
End of year*	$29,186	$17,141	$18,168	$6,842	$2,444,782	$2,728,592	$2,433,413	$1,452,422

*Including undistributed (overdistributed) net investment income of:	$(60)	$(49)	$(9)	$(3)	$6,028	$(1,079)	$87,646	$165,682

** See note 12 in the Notes to Financial Statements.

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Short Strategy Fund		PIMCO CommoditiesPLUS® Strategy Fund		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands)	Year Ended March 31, 2012	Period From August 17, 2010 to March 31, 2011	Year Ended March 31, 2012	Period From May 28, 2010 to March 31, 2011	Period From August 31, 2011 to March 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$(14)	$(3)	$7,854	$2,431	$(3)
Net realized gain (loss)	722	(1,514)	(23,661)	302,595	710
Net realized gain (loss) on Affiliate investments	(1)	(1)	47	70	(41)
Net change in unrealized appreciation (depreciation)	93	(106)	(77,551)	47,186	433
Net change in unrealized appreciation on Affiliate investments	0	0	346	36	208
Net increase (decrease) resulting from operations	800	(1,624)	(92,965)	352,318	1,307

Distributions to Shareholders:
From net investment income
Institutional Class	(9)	0	(322,840)	(2,634)	(456)
Class P	0	0	(6,747)	(2)	(1)
Class D	0	0	(6,660)	(9)	(6)
Class A	(1)	0	(4,992)	(3)	(6)
Class C	0	0	(1,446)	0	(6)
Class R	0	0	(25)	0	0
From net realized capital gains
Institutional Class	0	0	0	(2,440)	(9)
Class P	0	0	0	0	0
Class D	0	0	0	(5)	0
Class A	0	0	0	(2)	0
Class C	0	0	0	(4)	0
Class R	0	0	0	0	0

Total Distributions	(10)	0	(342,710)	(5,099)	(484)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(1,960)	6,499	2,531,202	1,854,511	39,244

Total Increase (Decrease) in Net Assets	(1,170)	4,875	2,095,527	2,201,730	40,067

Net Assets:
Beginning of year or period	4,875	0	2,201,730	0	0
End of year or period*	$3,705	$4,875	$4,297,257	$2,201,730	$40,067

*Including undistributed net investment income of:	$905	$110	$38,601	$300,475	$64

**	See note 12 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2012	31

Statements of Cash Flows

Year Ended March 31, 2012
(Amounts in thousands)	PIMCO Real Return Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$586,688	$517,149

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(8,631,330)	(6,970,192)
Proceeds from sales of long-term securities	9,458,736	6,187,160
Purchases of short-term portfolio investments, net	(59,526)	(68,686)
Increase in deposits with counterparty	(4)	0
Increase in receivable for investments sold	(65,628)	(28,348)
Increase (decrease) in interest and dividends receivable	7,422	(2,868)
Increase (decrease) in OTC swap premiums received (paid)	3,367	(854)
Decrease in payable for investments purchased	(217,374)	(125,553)
Increase (decrease) in accrued investment advisory fees	(24)	499
Increase (decrease) in accrued supervisory and administrative fees	(18)	307
Increase in accrued distribution fees	0	17
Increase in accrued servicing fees	0	26
Decrease in other liabilities	0	(5)
Increase in variation payable from financial derivative instruments	484	1,013
Proceeds (payments) from currency transactions	2,290	(684)
Net change in unrealized depreciation on investments, futures contracts, written options, and swaps	(57,595)	(170,321)
Net realized gain on investments	(445,333)	(144,148)
Net premium on investments	21,095	15,360
Net cash provided by (used for) operating activities	603,250	(790,128)

Cash flows received from financing activities:
Proceeds from shares sold	799,997	1,239,341
Payment on shares redeemed	(1,663,914)	(764,577)
Cash dividend paid*	(756)	(6,821)
Net borrowing of reverse repurchase agreements	268,843	224,564
Increase (decrease) in payable to counterparty	(250)	102,484
Net cash received from (used for) financing activities	(596,080)	794,991

Net Increase in Cash and Foreign Currency	7,170	4,863

Cash and Foreign Currency:
Beginning of year	29	819
End of year	$7,199	$5,682

* Reinvestment of dividends	$423,265	$351,297

Supplemental disclosure of cash flow information:
Interest expense paid during the year	$(828)	$(685)

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real IncomeTM 2019 Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 97.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$1,587	$1,677
0.125% due 01/15/2022	80	82
0.500% due 04/15/2015	1,276	1,354
0.625% due 04/15/2013	683	701
0.625% due 07/15/2021	583	631
1.125% due 01/15/2021	539	607
1.250% due 04/15/2014	557	591
1.250% due 07/15/2020	696	795
1.375% due 07/15/2018	1,398	1,602
1.375% due 01/15/2020	496	569
1.625% due 01/15/2015	1,138	1,241
1.625% due 01/15/2018	3,138	3,607
1.875% due 07/15/2013	1,876	1,975
1.875% due 07/15/2015	1,556	1,737
1.875% due 07/15/2019	1,497	1,779
2.000% due 04/15/2012	581	582
2.000% due 01/15/2014	534	571
2.000% due 07/15/2014	1,461	1,592
2.000% due 01/15/2016	851	962

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 01/15/2019	$1,347	$1,613
2.500% due 07/15/2016	1,156	1,351
2.625% due 07/15/2017	1,476	1,776
3.000% due 07/15/2012	1,109	1,135

Total U.S. Treasury Obligations (Cost $27,424)		28,530

SHORT-TERM INSTRUMENTS 3.8%

U.S. TREASURY BILLS 3.8%
0.132% due 08/16/2012 - 02/07/2013 (a)	1,100	1,100

Total Short-Term Instruments (Cost $1,099)		1,100

Total Investments 101.5% (Cost $28,523)		$29,630

Other Assets and Liabilities (Net) (1.5%)		(444)

Net Assets 100.0%		$29,186

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$28,530	$0	$28,530
Short-Term Instruments
U.S. Treasury Bills	0	1,100	0	1,100
	$0	$29,630	$0	$29,630

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	33

Schedule of Investments PIMCO Real Income 2029 Fund®

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 99.0%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$313	$331
0.125% due 01/15/2022	551	564
0.625% due 07/15/2021	825	892
1.125% due 01/15/2021	720	811
1.250% due 04/15/2014	107	114
1.250% due 07/15/2020	717	819
1.375% due 07/15/2018	468	536
1.375% due 01/15/2020	576	662
1.625% due 01/15/2015	439	479
1.625% due 01/15/2018	909	1,045
1.750% due 01/15/2028	795	950
1.875% due 07/15/2013	259	273
1.875% due 07/15/2015	495	553
1.875% due 07/15/2019	934	1,110
2.000% due 01/15/2014	129	138
2.000% due 07/15/2014	168	183
2.000% due 01/15/2016	154	174
2.000% due 01/15/2026	769	942
2.125% due 01/15/2019	460	551
2.375% due 01/15/2025	1,010	1,285
2.375% due 01/15/2027	814	1,045
2.500% due 07/15/2016	550	643
2.500% due 01/15/2029	739	976
2.625% due 07/15/2017	252	303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/15/2012	$466	$477
3.625% due 04/15/2028	806	1,189
3.875% due 04/15/2029	607	935

Total U.S. Treasury Obligations (Cost $16,995)		17,980

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 04/02/2012	148	148

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $151. Repurchase proceeds are $148.)

U.S. TREASURY BILLS 0.5%
0.148% due 02/07/2013	100	100

Total Short-Term Instruments (Cost $248)		248

Total Investments 100.3% (Cost $17,243)		$18,228

Other Assets and Liabilities (Net) (0.3%)		(60)

Net Assets 100.0%		$18,168

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$17,980	$0	$17,980
Short-Term Instruments
Repurchase Agreements	0	148	0	148
U.S. Treasury Bills	0	100	0	100

	$0	$18,228	$0	$18,228

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real Return Asset Fund

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
AES Corp.
4.250% due 05/27/2018		$1,485	$1,489
Community Health Systems, Inc.
2.491% - 2.739% due 07/25/2014		807	797
Delphi Corp.
3.500% due 03/31/2017		1,139	1,141
HCA, Inc.
2.491% due 11/17/2013		1,500	1,496
2.741% due 05/02/2016		1,900	1,854
Kabel Deutschland Holding AG
4.423% due 12/31/2016	EUR	500	670
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		$469	469
Vodafone Group PLC
6.875% due 08/17/2015		1,218	1,218
Weather Channel, Inc.
4.250% due 02/11/2017		488	489

Total Bank Loan Obligations (Cost $9,628)			9,623

CORPORATE BONDS & NOTES 7.2%

BANKING & FINANCE 4.1%
Ally Financial, Inc.
2.688% due 12/01/2014		1,000	949
3.710% due 02/11/2014		7,700	7,623
3.874% due 06/20/2014		2,500	2,450
6.625% due 05/15/2012		2,085	2,101
6.750% due 12/01/2014		1,000	1,052
American International Group, Inc.
3.750% due 11/30/2013		600	607
ASIF Global Financing
4.900% due 01/17/2013		700	712
Banco Santander Brasil S.A.
2.574% due 03/18/2014		10,000	9,823
BBVA Bancomer S.A.
6.500% due 03/10/2021		4,700	4,923
BPCE S.A.
4.625% due 07/29/2049	EUR	200	202
5.250% due 07/29/2049		1,000	1,054
9.250% due 10/29/2049		1,100	1,320
Countrywide Financial Corp.
5.800% due 06/07/2012		$6,000	6,048
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	1,049
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	693
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$1,700	1,817
7.500% due 08/01/2012		8,100	8,224
7.800% due 06/01/2012		1,700	1,715
ICICI Bank Ltd.
2.242% due 02/24/2014		7,300	7,159
Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038^		10,000	3
Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,300	6,598
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012		6,678	6,677
Morgan Stanley
1.015% due 10/18/2016		700	602
1.321% due 03/01/2013	EUR	1,600	2,112
3.006% due 05/14/2013		$2,900	2,923
Royal Bank of Scotland Group PLC
1.175% due 03/09/2015		1,000	870

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander UK PLC
1.306% due 08/28/2017 (l)	EUR	2,700	$2,881
1.538% due 10/10/2017		9,400	9,902
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$400	408
6.125% due 02/07/2022		500	516
SLM Corp.
5.000% due 10/01/2013		6,500	6,662
Toronto-Dominion Bank
1.625% due 09/14/2016		200	201

			99,876

INDUSTRIALS 2.6%
CVS Pass-Through Trust
5.773% due 01/10/2033		1,070	1,139
6.036% due 12/10/2028		4,409	4,847
6.943% due 01/10/2030		8,617	9,943
7.507% due 01/10/2032		2,301	2,763
Dolphin Energy Ltd.
5.500% due 12/15/2021		400	424
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		250	262
Lyondell Chemical Co.
11.000% due 05/01/2018		699	776
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,072
7.875% due 07/15/2015		2,050	2,414
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	11,459
Mohawk Industries, Inc.
6.375% due 01/15/2016		7,000	7,770
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,511
6.750% due 01/29/2020		1,000	995
NXP BV
3.322% due 10/15/2013		118	118
3.995% due 10/15/2013	EUR	373	494
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$2,500	2,705
Petrobras International Finance Co.
6.875% due 01/20/2040		700	827
Rexam PLC
6.750% due 06/01/2013		2,900	3,032
RZD Capital Ltd.
5.739% due 04/03/2017		500	532
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,135
Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	6,417
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		500	525

			64,160

UTILITIES 0.5%
AES Corp.
7.375% due 07/01/2021		700	777
Cleco Power LLC
6.000% due 12/01/2040		9,000	9,867
Gazprom OAO Via Gaz Capital S.A.
7.343% due 04/11/2013		800	841
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	1,000	12
1.500% due 05/30/2014		4,000	44
1.850% due 07/28/2014		4,000	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 03/24/2014	EUR	1,000	$1,276

			12,861

Total Corporate Bonds & Notes (Cost $182,073)			176,897

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
Host Hotels & Resorts LP
2.625% due 04/15/2027		$3,000	3,011

Total Convertible Bonds & Notes (Cost $2,887)			3,011

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.3%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		7,000	7,579
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	843

			8,422

ILLINOIS 0.2%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036		5,000	5,150

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300	1,000

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,690	1,246

Total Municipal Bonds & Notes (Cost $15,408)			15,818

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
1.382% due 09/01/2044 - 10/01/2044		297	302
2.175% due 09/01/2034		1,000	1,052
2.275% due 09/01/2035		14,433	15,338
2.380% due 01/01/2028		1,114	1,182
2.481% due 04/01/2024		27	29
4.517% due 12/01/2036		5,901	6,216
5.000% due 04/25/2033		8,146	9,112
5.375% due 04/11/2022		5,200	5,206
Freddie Mac
0.522% due 09/25/2031		83	76
0.592% due 12/15/2030		844	844
0.602% due 10/25/2029		641	625
0.842% due 12/15/2037		7,704	7,737
3.016% due 07/01/2035		642	681
3.052% due 05/01/2035		702	709
5.000% due 11/15/2017		255	264
Ginnie Mae
1.625% due 08/20/2023 - 12/20/2023		1,980	2,048
2.375% due 03/20/2026 - 05/20/2028		1,805	1,872

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	35

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.902% due 02/10/2018		$595	$660

Total U.S. Government Agencies (Cost $50,901)			53,953

U.S. TREASURY OBLIGATIONS 102.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		107,707	110,282
0.625% due 07/15/2021		68,990	74,649
0.750% due 02/15/2042		7,624	7,261
1.125% due 01/15/2021		23,158	26,071
1.250% due 07/15/2020		17,981	20,537
1.750% due 01/15/2028 (f)(g)(h)(i)		166,925	199,320
2.000% due 01/15/2026 (f)(g)		222,201	272,439
2.125% due 02/15/2040		59,252	77,860
2.125% due 02/15/2041 (h)		146,075	192,557
2.375% due 01/15/2025 (g)		149,306	189,980
2.375% due 01/15/2027		149,760	192,231
2.500% due 01/15/2029		87,447	115,485
3.375% due 04/15/2032		101,577	154,675
3.625% due 04/15/2028 (g)		323,691	477,824
3.875% due 04/15/2029 (g)		260,687	401,825

Total U.S. Treasury Obligations (Cost $2,412,307)			2,512,996

MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust
5.150% due 01/25/2036		704	572
5.174% due 11/25/2035		927	665
American Home Mortgage Assets LLC
1.079% due 11/25/2046		10,935	5,123
Arran Residential Mortgages Funding PLC
2.251% due 05/16/2047	EUR	336	448
Banc of America Funding Corp.
5.623% due 03/20/2036		$982	816
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		243	232
5.639% due 02/17/2051		800	888
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.412% due 06/10/2049		242	240
5.633% due 06/10/2049		2,742	3,032
5.724% due 02/10/2051		2,500	2,847
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		629	611
2.570% due 03/25/2035		324	315
2.689% due 10/25/2035		2,000	1,618
2.814% due 01/25/2035		287	255
2.917% due 01/25/2035		893	847
3.078% due 03/25/2035		602	595
3.207% due 11/25/2034		450	448
Bear Stearns Alt-A Trust
2.783% due 11/25/2036		1,148	636
3.871% due 08/25/2036^		2,251	447
Citigroup Commercial Mortgage Trust
5.696% due 12/10/2049		640	734
Citigroup Mortgage Loan Trust, Inc.
2.100% due 09/25/2035		159	154
2.230% due 09/25/2035		849	802
2.450% due 09/25/2035		914	805
2.660% due 05/25/2035		162	151
2.666% due 12/25/2035^		596	290
Countrywide Alternative Loan Trust
0.437% due 12/20/2046		3,697	1,996
1.159% due 12/25/2035		774	457

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.926% due 02/25/2037		$526	$344
6.000% due 01/25/2037^		797	533
Countrywide Home Loan Mortgage Pass-Through Trust
0.582% due 06/25/2035		418	357
2.737% due 04/20/2035		425	408
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,500	1,563
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	1,539
DECO Series
1.245% due 01/27/2020	GBP	1,302	1,829
EMF-NL
2.031% due 04/17/2041	EUR	4,000	4,220
Fosse Master Issuer PLC
1.965% due 10/18/2054		$8,630	8,684
GMAC Mortgage Corp. Loan Trust
2.996% due 06/19/2035		1,182	977
5.069% due 11/19/2035		670	575
GS Mortgage Securities Corp.
1.456% due 03/06/2020		2,500	2,460
GSR Mortgage Loan Trust
2.673% due 09/25/2035		261	252
Harborview Mortgage Loan Trust
0.372% due 04/19/2038		2,811	1,847
Homebanc Mortgage Trust
0.512% due 10/25/2035		125	89
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051		3,500	4,027
JPMorgan Mortgage Trust
4.865% due 04/25/2035		406	398
5.053% due 10/25/2035		703	593
5.333% due 11/25/2035		671	635
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		420	473
5.430% due 02/15/2040		700	777
5.866% due 09/15/2045		1,200	1,366
MASTR Asset Securitization Trust
5.500% due 09/25/2033		672	701
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		500	539
5.485% due 03/12/2051		1,200	1,297
5.700% due 09/12/2049		1,100	1,207
MLCC Mortgage Investors, Inc.
2.235% due 12/25/2034		358	359
2.297% due 04/25/2035		397	385
Morgan Stanley Capital
5.447% due 02/12/2044		650	731
5.692% due 04/15/2049		1,400	1,534
Prime Mortgage Trust
5.000% due 02/25/2019		94	96
RBSSP Resecuritization Trust
2.566% due 07/26/2045		1,602	1,573
Residential Accredit Loans, Inc.
0.422% due 06/25/2046		304	122
Residential Asset Securitization Trust
0.642% due 01/25/2046^		2,095	884
0.692% due 12/25/2036^		603	181
5.000% due 08/25/2019		376	380
6.250% due 10/25/2036^		623	414
Sovereign Commercial Mortgage Securities Trust
5.904% due 07/22/2030		1,299	1,334
Structured Adjustable Rate Mortgage Loan Trust
5.336% due 07/25/2035		495	424
Structured Asset Mortgage Investments, Inc.
0.432% due 07/25/2046		6,548	3,762
Wachovia Mortgage Loan Trust LLC
5.230% due 10/20/2035		620	580

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates
0.512% due 12/25/2045		$228	$182
0.532% due 07/25/2045		70	56
0.562% due 08/25/2045		168	139
0.859% due 02/25/2047		15,613	9,146
1.159% due 08/25/2046		1,131	747
2.634% due 02/25/2037		15,392	11,041
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		627	559
2.631% due 03/25/2036		910	752

Total Mortgage-Backed Securities (Cost $99,760)			99,095

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp.
0.292% due 12/25/2036		18	18
0.302% due 10/25/2036		67	18
AMMC CDO
0.716% due 05/03/2018		573	559
ARES CLO Ltd.
0.701% due 03/12/2018		3,768	3,665
Avery Point CLO Ltd.
0.954% due 12/17/2015		52	52
Babson CLO Ltd.
0.763% due 11/10/2019		1,354	1,290
0.844% due 06/15/2016		160	159
Bear Stearns Asset-Backed Securities Trust
1.242% due 10/25/2037		2,034	1,315
Blackrock Senior Income Series Corp.
0.801% due 04/20/2019		498	470
Carrington Mortgage Loan Trust
0.292% due 01/25/2037		11	11
Citigroup Mortgage Loan Trust, Inc.
0.302% due 05/25/2037		511	492
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		86	90
Countrywide Asset-Backed Certificates
0.492% due 04/25/2036		322	277
1.142% due 10/25/2047		770	527
Credit-Based Asset Servicing and Securitization LLC
0.302% due 11/25/2036		36	14
Denali Capital CLO Ltd.
0.844% due 08/23/2016		79	79
Duane Street CLO
0.773% due 11/08/2017		1,456	1,422
Galaxy CLO Ltd.
0.800% due 04/25/2019		592	563
Grayston CLO Ltd.
0.883% due 08/15/2016		46	46
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	265	341
HSI Asset Securitization Corp. Trust
0.512% due 02/25/2036		$500	245
Hudson Straits CLO Ltd.
0.947% due 10/15/2016		122	121
Katonah Ltd.
0.794% due 09/20/2016		3,270	3,235
0.933% due 05/18/2015		115	114
Magi Funding PLC
2.015% due 04/11/2021	EUR	2,231	2,807
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		$1,032	481
Mountain View Funding CLO
0.827% due 04/15/2019		496	479
MSIM Peconic Bay Ltd.
0.841% due 07/20/2019		500	481

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navigare Funding CLO Ltd.
0.753% due 05/20/2019		$694	$681
Octagon Investment Partners Ltd.
0.791% due 11/28/2018		500	480
0.844% due 12/02/2016		206	205
Pacifica CDO Ltd.
0.864% due 05/13/2016		178	176
Popular ABS Mortgage Pass-Through Trust
0.332% due 06/25/2047		531	458
Race Point CLO
1.053% due 05/15/2015		173	173
Sherwood Castle Funding PLC
1.086% due 03/15/2016	EUR	1,500	1,945
SLC Student Loan Trust
4.750% due 06/15/2033		$2,317	2,251
SLM Student Loan Trust
3.500% due 08/17/2043		3,827	3,763
Soundview Home Equity Loan Trust
0.302% due 11/25/2036		447	127
South Carolina Student Loan Corp.
1.038% due 03/01/2018		7,044	7,041
1.488% due 09/03/2024		6,800	6,708
Wind River CLO Ltd.
0.804% due 12/19/2016		612	591
Wood Street CLO BV
1.347% due 03/29/2021	EUR	453	573

Total Asset-Backed Securities (Cost $46,223)			44,543

SOVEREIGN ISSUES 4.3%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	16,900	$21,254
3.000% due 09/20/2025		11,500	15,391

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 08/20/2020	AUD	9,200	$17,665
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (c)	BRL	2,575	3,152
Canada Government Bond
3.000% due 12/01/2036 (c)	CAD	3,926	6,341
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	700	1,124
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	9,000	11,207
Province of Quebec Canada
2.750% due 08/25/2021		$3,500	3,519
Qatar Government International Bond
5.250% due 01/20/2020		5,800	6,423
6.400% due 01/20/2040		3,200	3,752
United Kingdom Gilt
1.875% due 11/22/2022 (c)	GBP	7,406	15,091
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$500	518

Total Sovereign Issues (Cost $88,333)			105,437

SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.2%
Royal Bank of Scotland Group PLC
1.942% due 10/15/2012		5,200	5,213

REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.050% due 04/02/2012		5,400	5,400
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $5,514. Repurchase proceeds are $5,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 04/02/2012	$4,996	$4,996
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $5,100. Repurchase proceeds are $4,996.)

		10,396

SHORT-TERM NOTES 0.9%
Barclays Bank PLC
0.000% due 10/04/2012 (a)	21,000	21,000

U.S. TREASURY BILLS 0.2%
0.126% due 04/05/2012 - 03/07/2013 (b)(e)(f)	4,491	4,488

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 4.0%
PIMCO Short-Term Floating NAV Portfolio	9,654,734	96,750

Total Short-Term Instruments (Cost $137,803)		137,847

Total Investments 129.2% (Cost $3,045,323)		$3,159,220

Written Options (k) (0.2%) (Premiums $4,682)		(3,953)

Other Assets and Liabilities (Net) (29.0%)		(710,485)

Net Assets 100.0%		$2,444,782

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $3,208 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(f)	Securities with an aggregate market value of $8,768 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	On March 31, 2012, securities valued at $430,053 were pledged as collateral for reverse repurchase agreements outstanding.

		Principal Matures Within 0 - 6 Months		Market Value & Accrued Interest
Counterparty	Coupon Rate (1)		Market Value
DUB	0.250%	$123,196	$123,196	$123,309
FOB	0.250%	70,437	70,437	70,495
GSC	0.240%	76,828	76,828	76,898
JPS	0.180%	117,322	117,322	117,348
RDR	0.220%	44,298	44,298	44,303

		$432,081	$432,081	$432,353

(1)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $463,388 at a weighted average interest rate of 0.171%.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(h)	Securities with an aggregate market value of $1,776 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	857	$(32)
90-Day Eurodollar June Futures	Long	06/2015	179	29
90-Day Eurodollar March Futures	Long	03/2015	491	139

				$136

(i)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $2,754 and cash of $4 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	60,500	$652	$170

(j)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Everest Reinsurance Holdings, Inc.	BRC	(0.535%	)	12/20/2014	0.945%	$	1,000	$11	$0	$11
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.575%		3,000	(4)	64	(68)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.302%		2,000	(43)	0	(43)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	0.757%		2,050	(440)	0	(440)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.279%		5,000	(50)	0	(50)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.449%		7,000	(31)	0	(31)
Pearson Dollar Finance PLC	MYC	(0.750%	)	06/20/2014	0.170%		2,500	(33)	0	(33)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.280%		2,900	(43)	0	(43)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	4.711%		1,000	46	(2)	48
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.370%		3,000	(61)	0	(61)
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.490%		6,000	(74)	0	(74)

								$(722)	$62	$(784)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.702%	$	1,000	$149	$17	$132
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.876%		5,100	22	(56)	78
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.463%		5,500	(185)	(182)	(3)
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.876%		10,000	42	(109)	151
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.876%		1,400	6	(16)	22
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.876%		2,000	8	(39)	47
Goldman Sachs Group, Inc.	DUB	1.000%	09/20/2012	1.436%		5,500	(9)	(59)	50
Japan Government International Bond	BOA	1.000%	12/20/2015	0.737%		10,100	101	230	(129)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.819%		1,900	15	0	15
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	1.534%		5,500	(12)	(153)	141
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%		700	1	(9)	10
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	5.928%	JPY	8,500	(3)	(19)	16
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%	$	7,100	165	71	94
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.288%		5,000	116	58	58
United Kingdom Gilt	GST	1.000%	06/20/2015	0.288%		1,000	23	11	12
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.288%		5,000	116	53	63
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.288%		3,000	70	29	41

							$625	$(173)	$798

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	5,000	$(99)	$(2)	$(97)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BRC		2,700	(53)	(30)	(23)
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	26,700	85	0	85
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		74,900	402	289	113
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		81,100	482	422	60
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		56,800	378	192	186
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		133,600	959	566	393
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		52,400	403	234	169
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	3,200	(12)	(2)	(10)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,100	(12)	(2)	(10)

							$2,533	$1,667	$866

(k)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	14,200	$0	$(41)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		14,200	0	(8)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		11,900	0	(34)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		11,900	0	(6)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		25,200	0	(198)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		25,200	0	(25)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		30,000	0	(156)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		30,000	0	(53)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		19,800	234	(271)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		19,800	372	(313)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		38,100	326	(376)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		38,100	517	(383)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		59,500	704	(816)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		59,500	1,158	(941)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		11,200	105	(119)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		9,300	61	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		15,900	108	0

								$3,585	$(3,740)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$23,100	$199	$(36)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	93,600	834	(155)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	8,500	64	(22)

						$1,097	$(213)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 03/31/2011	730	$593,900	AUD	0	EUR	0	$5,188
Sales	1,518	1,404,000		33,051		10,400	9,769
Closing Buys	(1,022)	(1,338,600)		(51)		(10,400)	(8,824)
Expirations	0	0		(33,000)		0	(310)
Exercised	(1,226)	(100,300)		0		0	(1,141)

Balance at 03/31/2012	0	$559,000	AUD	0	EUR	0	$4,682

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	39

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(l)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Santander UK PLC	1.306%	08/28/2017	03/31/2011	$3,557	$2,881	0.12%

(m)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,158	04/2012	BRC	$0	$(46)	$(46)
Sell		94,098	04/2012	BRC	3,125	0	3,125
Buy		6,590	04/2012	DUB	16	0	16
Buy		300	04/2012	JPM	0	(6)	(6)
Buy		3,030	04/2012	UAG	0	(4)	(4)
Sell	BRL	12,304	04/2012	JPM	336	0	336
Buy		12,304	04/2012	MSC	0	(393)	(393)
Sell		12,304	06/2012	MSC	388	0	388
Sell	CAD	6,607	06/2012	BRC	57	0	57
Sell	CNY	135,670	06/2012	BRC	8	(9)	(1)
Buy		126,888	06/2012	DUB	0	(101)	(101)
Sell		15,573	06/2012	FBF	0	(4)	(4)
Sell		32,207	06/2012	HUS	1	0	1
Buy		57,343	10/2012	CBK	48	0	48
Sell	EUR	4,466	04/2012	BRC	0	(232)	(232)
Buy		44,431	04/2012	CBK	606	(51)	555
Sell		3,674	04/2012	CBK	0	(199)	(199)
Sell		64,733	04/2012	HUS	0	(574)	(574)
Buy		27,644	04/2012	JPM	446	0	446
Buy		7,857	04/2012	MSC	241	0	241
Buy		6,627	04/2012	RBC	350	0	350
Buy		5,356	04/2012	UAG	91	0	91
Sell		19,006	04/2012	UAG	0	(1,165)	(1,165)
Sell		39,017	05/2012	CBK	0	(576)	(576)
Sell		25,716	05/2012	JPM	0	(416)	(416)
Sell		39	06/2012	BSN	0	(1)	(1)
Buy		140	06/2012	CBK	0	0	0
Buy		970	06/2012	JPM	2	0	2
Sell		14	06/2012	MSC	0	0	0
Sell		49	06/2012	RBC	0	(1)	(1)
Buy	GBP	1,238	04/2012	CBK	17	0	17
Buy		12,277	04/2012	DUB	180	0	180
Sell		12,482	04/2012	GST	0	(404)	(404)
Sell		2,520	04/2012	JPM	0	(81)	(81)
Buy		1,487	04/2012	UAG	20	0	20
Sell		11,268	05/2012	DUB	0	(174)	(174)
Sell	IDR	380	07/2012	UAG	0	0	0
Sell	INR	808,361	07/2012	BRC	285	(164)	121
Sell		71,826	07/2012	DUB	0	(86)	(86)
Sell		40,712	07/2012	GST	0	(54)	(54)
Sell		82,652	07/2012	HUS	0	(92)	(92)
Sell		313,976	07/2012	JPM	94	(95)	(1)
Buy		1,317,527	07/2012	UAG	0	(3,106)	(3,106)
Sell	JPY	706,989	06/2012	BRC	57	0	57
Buy	KRW	32	07/2012	UAG	0	0	0
Sell	MXN	407	06/2012	MSC	0	0	0
Sell	MYR	6,075	04/2012	BRC	0	(83)	(83)
Buy		3,628	04/2012	CBK	12	0	12
Sell		8,047	04/2012	DUB	0	(110)	(110)
Sell		2,913	04/2012	HUS	0	(40)	(40)
Sell		13,456	04/2012	JPM	0	(179)	(179)
Buy		26,862	04/2012	UAG	0	(83)	(83)
Buy	PHP	14	06/2012	CBK	0	0	0
Buy	SGD	1	05/2012	UAG	0	0	0

					$6,380	$(8,529)	$(2,149)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$9,623	$0	$9,623
Corporate Bonds & Notes
Banking & Finance	0	99,876	0	99,876
Industrials	0	63,635	525	64,160
Utilities	0	12,861	0	12,861
Convertible Bonds & Notes
Industrials	0	3,011	0	3,011
Municipal Bonds & Notes
California	0	8,422	0	8,422
Illinois	0	5,150	0	5,150
Ohio	0	1,000	0	1,000
West Virginia	0	1,246	0	1,246
U.S. Government Agencies	0	53,953	0	53,953
U.S. Treasury Obligations	0	2,512,996	0	2,512,996
Mortgage-Backed Securities	0	99,095	0	99,095
Asset-Backed Securities	0	44,543	0	44,543
Sovereign Issues	0	105,437	0	105,437
Short-Term Instruments
Certificates of Deposit	0	5,213	0	5,213
Repurchase Agreements	0	10,396	0	10,396

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Short-Term Notes	$0	$21,000	$0	$21,000
U.S. Treasury Bills	0	4,488	0	4,488
PIMCO Short-Term Floating NAV Portfolios	96,750	0	0	96,750
	$96,750	$3,061,945	$525	$3,159,220

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	989	0	989
Foreign Exchange Contracts	0	6,380	0	6,380
Interest Rate Contracts	168	1,176	0	1,344
	$168	$8,545	$0	$8,713

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(975)	0	(975)
Foreign Exchange Contracts	0	(8,529)	0	(8,529)
Interest Rate Contracts	(32)	(3,880)	(213)	(4,125)
	$(32)	$(13,384)	$(213)	$(13,629)

Totals	$96,886	$3,057,106	$312	$3,154,304

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$8,841	$0	$(1,600)	$0	$0	$(82)	$0	$(7,159)	$0	$0
Industrials	0	500	0	0	0	25	0	0	525	25
Asset-Backed Securities	11,501	0	(3,102)	67	131	184	0	(8,781)	0	0

	$20,342	$500	$(4,702)	$67	$131	$127	$0	$(15,940)	$525	$25

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,918)	$0	$0	$0	$741	$964	$0	$0	$(213)	$512

Totals	$18,424	$500	$(4,702)	$67	$872	$1,091	$0	$(15,940)	$312	$537

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	41

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$388	$388
Unrealized appreciation on foreign currency contracts	0	0	0	6,380	0	6,380
Unrealized appreciation on OTC swap agreements	0	989	0	0	1,006	1,995

	$0	$989	$0	$6,380	$1,394	$8,763

Liabilities:
Written options outstanding	$0	$0	$0	$0	$3,953	$3,953
Variation margin payable on financial derivative instruments (2)	0	0	0	0	166	166
Unrealized depreciation on foreign currency contracts	0	0	0	8,529	0	8,529
Unrealized depreciation on OTC swap agreements	0	975	0	0	140	1,115

	$0	$975	$0	$8,529	$4,259	$13,763

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$563	$563
Net realized gain on futures contracts	0	0	0	0	10,790	10,790
Net realized gain on written options	0	235	0	382	6,461	7,078
Net realized (loss) on swaps	0	(93)	0	0	(22,913)	(23,006)
Net realized gain on foreign currency transactions	0	0	0	2,584	0	2,584

	$0	$142	$0	$2,966	$(5,099)	$(1,991)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(138)	$(138)
Net change in unrealized appreciation on futures contracts	0	0	0	0	372	372
Net change in unrealized appreciation (depreciation) on written options	0	(111)	0	0	1,813	1,702
Net change in unrealized appreciation (depreciation) on swaps	0	153	0	0	(2,471)	(2,318)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,058)	0	(1,058)

	$0	$42	$0	$(1,058)	$(424)	$(1,440)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $136 and open centrally cleared swaps cumulative appreciation/(depreciation) of $170 as reported in the Notes to Schedule of Investments.

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(77)	$62	$(15)
BPS	(111)	0	(111)
BRC	3,008	(2,940)	68
BSN	(1)	0	(1)
CBK	(921)	1,078	157
DUB	(3,454)	3,555	101
FBF	112	0	112
GST	(335)	(20)	(355)
HUS	713	(1,090)	(377)
JPM	171	(320)	(149)
MSC	236	(120)	116
MYC	420	(640)	(220)
RBC	349	(300)	49
RYL	8	0	8
SOG	116	0	116
UAG	(3,900)	4,073	173

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	43

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Community Health Systems, Inc.
2.491% - 2.739% due 07/25/2014		$807	$798
Delphi Corp.
3.500% due 03/31/2017		651	652
HCA, Inc.
2.741% due 05/02/2016		1,900	1,854
Kabel Deutschland Holding AG
4.423% due 12/31/2016	EUR	200	268
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		$469	469
Vodafone Group PLC
6.875% due 08/17/2015		332	332
Weather Channel, Inc.
4.250% due 02/11/2017		488	489

Total Bank Loan Obligations (Cost $4,898)			4,862

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 7.3%
Abbey National Treasury Services PLC
2.137% due 04/25/2014		200	194
Ally Financial, Inc.
2.688% due 12/01/2014		1,100	1,044
3.710% due 02/11/2014		1,800	1,782
3.874% due 06/20/2014		100	98
4.500% due 02/11/2014		600	602
6.750% due 12/01/2014		500	526
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,834
8.175% due 05/15/2068		1,100	1,170
ASIF Global Financing
4.900% due 01/17/2013		300	305
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,358
Banco Santander Brasil S.A.
2.574% due 03/18/2014		6,600	6,483
4.250% due 01/14/2016		1,600	1,608
Bank of America Corp.
1.141% due 06/11/2012	GBP	1,700	2,716
1.973% due 01/30/2014		$1,500	1,473
Barclays Bank PLC
0.674% due 09/11/2017		900	882
6.050% due 12/04/2017		300	310
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,300	1,362
BPCE S.A.
2.277% due 02/07/2014		9,000	8,803
Cie de Financement Foncier
2.125% due 04/22/2013		11,400	11,466
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,079
Citigroup, Inc.
2.027% due 01/13/2014		2,000	1,989
Credit Agricole Home Loan SFH
1.311% due 07/21/2014		2,800	2,746
Credit Agricole S.A.
2.011% due 01/21/2014		9,000	8,800
Danske Bank A/S
1.617% due 04/14/2014		7,500	7,380
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	693
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$1,900	2,031
7.500% due 08/01/2012		7,000	7,107
8.000% due 06/01/2014		500	551

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GATX Financial Corp.
5.800% due 03/01/2016		$300	$315
HSBC Finance Corp.
0.817% due 01/15/2014		11,000	10,695
ING Bank NV
1.524% due 03/15/2013		6,800	6,804
1.885% due 10/18/2013		20,000	19,947
International Lease Finance Corp.
6.500% due 09/01/2014		300	318
6.750% due 09/01/2016		300	323
7.125% due 09/01/2018		600	657
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,075
Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038^		5,000	2
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		2,000	2,057
Morgan Stanley
2.161% due 01/24/2014		9,200	8,955
Nordea Eiendomskreditt A/S
1.003% due 04/07/2015		5,400	5,250
RCI Banque S.A.
2.451% due 04/11/2014		7,500	7,254
SLM Corp.
5.050% due 11/14/2014		500	513
6.250% due 01/25/2016		5,600	5,828
Societe Generale S.A.
1.631% due 04/11/2014		8,000	7,627
Stone Street Trust
5.902% due 12/15/2015		7,000	7,038
Turkiye Garanti Bankasi A/S
3.061% due 04/20/2016		900	844
Wachovia Corp.
4.660% due 05/25/2012	AUD	9,900	10,246

			178,140

INDUSTRIALS 0.8%
American Airlines, Inc.
10.500% due 10/15/2012^		$4,600	4,830
CSC Holdings LLC
8.500% due 06/15/2015		2,600	2,746
Lyondell Chemical Co.
11.000% due 05/01/2018		299	333
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	588
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		500	525
Volkswagen International Finance NV
0.918% due 10/01/2012		11,000	11,012

			20,034

UTILITIES 0.1%
AES Corp.
7.375% due 07/01/2021		300	333
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		300	316
7.343% due 04/11/2013		200	210
Petroleos Mexicanos
5.500% due 01/21/2021		400	443
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	22
1.850% due 07/28/2014		2,000	22

			1,346

Total Corporate Bonds & Notes (Cost $205,064)			199,520

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$100	$74

Total Municipal Bonds & Notes (Cost $94)			74

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.922% due 02/25/2041		2,486	2,489
1.382% due 09/01/2044 - 10/01/2044		71	72
Freddie Mac
0.842% due 12/15/2037		3,154	3,167
2.264% due 09/01/2036		248	263
2.405% due 07/01/2036		261	279
2.468% due 10/01/2036		213	229
NCUA Guaranteed Notes
0.803% due 12/08/2020		1,523	1,530
2.650% due 10/29/2020		2,878	2,999
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (b)		6,850	7,252

Total U.S. Government Agencies (Cost $18,108)			18,280

U.S. TREASURY OBLIGATIONS 89.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (f)		16,379	17,314
0.125% due 01/15/2022 (g)		194,884	199,543
0.625% due 07/15/2021 (h)		193,332	209,191
0.750% due 02/15/2042		12,539	11,942
1.125% due 01/15/2021		147,416	165,958
1.250% due 07/15/2020 (g)		274,919	314,009
1.375% due 01/15/2020		48,426	55,626
1.625% due 01/15/2018		108	124
1.750% due 01/15/2028 (h)		42,120	50,294
1.875% due 07/15/2019		12,420	14,764
2.000% due 07/15/2014		240	262
2.000% due 01/15/2026		113,745	139,462
2.125% due 01/15/2019		4,434	5,308
2.125% due 02/15/2040 (h)		79,072	103,906
2.125% due 02/15/2041		45,852	60,443
2.375% due 01/15/2017		3,934	4,611
2.375% due 01/15/2025 (g)		200,215	254,757
2.375% due 01/15/2027 (h)		217,053	278,608
2.500% due 01/15/2029		24,387	32,207
3.375% due 04/15/2032		16,218	24,695
3.625% due 04/15/2028 (h)		57,458	84,818
3.875% due 04/15/2029 (g)		92,755	142,973

Total U.S. Treasury Obligations (Cost $2,137,781)			2,170,815

MORTGAGE-BACKED SECURITIES 2.7%
Arran Residential Mortgages Funding PLC
2.241% due 11/19/2047	EUR	5,521	7,349
2.491% due 11/19/2047		2,200	2,938
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$5,673	5,309
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.412% due 06/10/2049		69	69
5.492% due 02/10/2051		210	238
5.633% due 06/10/2049		69	70
BCAP LLC Trust
5.000% due 11/25/2036		1,965	1,979

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		$35	$34
2.250% due 08/25/2035		62	58
2.570% due 03/25/2035		107	104
2.917% due 01/25/2035		446	423
3.078% due 03/25/2035		32	32
Chase Mortgage Finance Corp.
4.625% due 02/25/2034		520	525
5.280% due 12/25/2035		354	337
Citigroup Commercial Mortgage Trust
5.696% due 12/10/2049		91	104
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		44	41
2.450% due 09/25/2035		73	64
2.660% due 05/25/2035		32	30
2.896% due 03/25/2034		350	318
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	115
Countrywide Alternative Loan Trust
0.412% due 05/25/2047		6,547	4,167
Countrywide Home Loan Mortgage Pass-Through Trust
0.582% due 06/25/2035		268	230
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	221
Eclipse Ltd.
1.257% due 01/25/2020	GBP	3,515	4,943
European Loan Conduit
1.207% due 05/15/2019	EUR	2,005	2,293
Extended Stay America Trust
2.951% due 11/05/2027		$2,925	2,962
Fosse Master Issuer PLC
1.965% due 10/18/2054		4,200	4,226
Granite Master Issuer PLC
0.658% due 12/20/2054	EUR	1,174	1,505
GS Mortgage Securities Corp.
1.456% due 03/06/2020		$1,000	984
4.592% due 08/10/2043		1,100	1,219
GSR Mortgage Loan Trust
2.673% due 09/25/2035		261	252
2.701% due 01/25/2036		458	365
Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	5,000	6,685
Homebanc Mortgage Trust
0.512% due 10/25/2035		$418	295
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		210	233
JPMorgan Mortgage Trust
5.136% due 06/25/2035		1,911	1,926
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	237
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	110
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035		227	209
Morgan Stanley Capital
5.882% due 06/11/2049		330	374
Permanent Master Issuer PLC
2.531% due 07/15/2042	EUR	800	1,069
RBSSP Resecuritization Trust
2.566% due 07/26/2045		$5,607	5,504
Residential Asset Securitization Trust
0.642% due 01/25/2046^		648	274
Structured Adjustable Rate Mortgage Loan Trust
5.419% due 03/25/2036^		805	549
5.500% due 12/25/2034		1,029	999
Thornburg Mortgage Securities Trust
6.155% due 09/25/2037		2,050	2,060

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		$210	$234
Wells Fargo Mortgage-Backed Securities Trust
2.631% due 03/25/2036		520	430
5.198% due 10/25/2035		269	262

Total Mortgage-Backed Securities (Cost $66,387)			64,954

ASSET-BACKED SECURITIES 2.5%
AMMC CDO
0.716% due 05/03/2018		477	466
ARES CLO Ltd.
0.701% due 03/12/2018		410	398
Avery Point CLO Ltd.
0.954% due 12/17/2015		52	52
Babson CLO Ltd.
0.763% due 11/10/2019		967	921
0.823% due 11/15/2016		462	455
0.844% due 06/15/2016		160	159
Blackrock Senior Income Series Corp.
0.801% due 04/20/2019		498	470
Callidus Debt Partners Fund Ltd.
0.827% due 04/17/2020		2,489	2,346
Citibank Omni Master Trust
2.342% due 05/16/2016		3,100	3,108
2.992% due 08/15/2018		7,000	7,377
Countrywide Asset-Backed Certificates
0.422% due 07/25/2036		786	662
0.492% due 04/25/2036		230	198
Cumberland CLO Ltd.
0.763% due 11/10/2019		762	748
Denali Capital CLO Ltd.
0.844% due 08/23/2016		79	79
Duane Street CLO
0.773% due 11/08/2017		582	569
Galaxy CLO Ltd.
0.800% due 04/25/2019		493	470
Grayston CLO Ltd.
0.883% due 08/15/2016		46	46
Gulf Stream Compass CLO Ltd.
0.927% due 07/15/2016		135	134
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	147	190
Hillmark Funding
0.743% due 05/21/2021		$5,900	5,497
HSI Asset Securitization Corp. Trust
0.512% due 02/25/2036		500	245
Hudson Straits CLO Ltd.
0.947% due 10/15/2016		122	121
Katonah Ltd.
0.794% due 09/20/2016		1,893	1,873
0.933% due 05/18/2015		82	82
Magi Funding PLC
2.015% due 04/11/2021	EUR	1,208	1,520
Mountain View Funding CLO
0.827% due 04/15/2019		$496	479
MSIM Peconic Bay Ltd.
0.841% due 07/20/2019		500	481
Octagon Investment Partners Ltd.
0.791% due 11/28/2018		500	480
0.844% due 12/02/2016		206	205
Pacifica CDO Ltd.
0.853% due 02/15/2017		2,333	2,310
0.864% due 05/13/2016		178	176
Park Place Securities, Inc.
0.922% due 12/25/2034		1,540	1,499

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plymouth Rock CLO Ltd.
1.998% due 02/16/2019		$1,999	$1,994
Premium Loan Trust Ltd.
0.940% due 10/25/2014		49	48
Race Point CLO
1.053% due 05/15/2015		82	82
Saxon Asset Securities Trust
4.034% due 06/25/2033		295	270
SLC Student Loan Trust
4.750% due 06/15/2033		6,951	6,753
SLM Student Loan Trust
1.136% due 12/15/2023	EUR	5,867	7,327
1.146% due 09/15/2021		2,727	3,554
2.162% due 08/15/2016		$227	228
3.500% due 08/17/2043		5,251	5,163
Wind River CLO Ltd.
0.804% due 12/19/2016		612	591
Wood Street CLO BV
1.347% due 03/29/2021	EUR	189	239

Total Asset-Backed Securities (Cost $61,299)			60,065

SOVEREIGN ISSUES 3.7%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	12,700	15,972
3.000% due 09/20/2025		18,600	24,893
4.000% due 08/20/2020		200	384
Canada Government Bond
1.500% due 12/01/2044 (c)	CAD	1,253	1,612
4.250% due 12/01/2021 (c)		11,042	15,680
Instituto de Credito Oficial
2.567% due 03/25/2014	EUR	8,800	11,528
4.500% due 03/07/2013	GBP	300	481
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	8,500	10,584
United Kingdom Gilt
1.875% due 11/22/2022 (c)	GBP	4,050	8,253

Total Sovereign Issues (Cost $80,932)			89,387

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		300	335

Total Convertible Preferred Securities (Cost $300)			335

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.1%

CERTIFICATES OF DEPOSIT 0.2%
Banco Bradesco S.A.
1.955% due 01/24/2013		$4,200	4,233

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.050% due 04/02/2012		2,200	2,200
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $2,247. Repurchase proceeds are $2,200.)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	45

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 04/02/2012		$543	$543
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $554. Repurchase proceeds are $543.)

			2,743

JAPAN TREASURY BILLS 3.1%
0.100% due 04/23/2012 - 05/14/2012 (a)	JPY	6,160,000	74,417

U.S. TREASURY BILLS 0.0%
0.145% due 09/13/2012 (e)		$1,040	1,039

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 5.7%
PIMCO Short-Term Floating NAV Portfolio	13,924,778	$139,540

Total Short-Term Instruments (Cost $227,865)		221,972

Total Investments 116.3% (Cost $2,802,728)		$2,830,264

Written Options (j) (0.1%) (Premiums $3,212)		(3,063)

Other Assets and Liabilities (Net) (16.2%)		(393,788)

Net Assets 100.0%		$2,433,413

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Security becomes interest bearing at a future date.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $1,039 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(f)	Securities with an aggregate market value of $2,325 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $365,383 at a weighted average interest rate of 0.168%. On March 31, 2012, securities valued at $247,985 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $627 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2013	379	$713
90-Day Eurodollar June Futures	Long	06/2015	94	15
90-Day Eurodollar March Futures	Long	03/2015	488	6

				$734

(i)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.003%	$	2,800	$52	$78	$(26)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.003%		6,200	118	315	(197)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	1.409%		300	4	0	4
Societe Generale S.A.	BRC	(1.000%	)	06/20/2014	2.214%		5,300	136	206	(70)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	2.214%	EUR	2,000	(47)	13	(60)

								$263	$612	$(349)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.876%	$	500	$2	$(4)	$6
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.463%		600	(20)	(20)	0
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.876%		1,200	5	(14)	19
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.036%		1,000	(1)	(7)	6
Japan Government International Bond	BOA	1.000%	12/20/2015	0.737%		200	2	4	(2)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.737%		100	1	2	(1)

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	GST	1.000%	12/20/2015	0.737%	$	1,400	$14	$30	$(16)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.819%		12,800	100	(4)	104
Japan Government International Bond	JPM	1.000%	12/20/2015	0.737%		400	4	8	(4)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.737%		400	4	9	(5)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%		200	1	(2)	3
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.031%		1,000	(1)	(7)	6
SLM Corp.	BOA	5.000%	03/20/2016	3.738%		700	33	(6)	39
SLM Corp.	GST	5.000%	03/20/2016	3.738%		1,500	71	6	65
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	5.928%	JPY	3,900	(2)	(9)	7
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.466%		$500	11	11	0
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%		1,000	23	12	11
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.389%		800	19	19	0
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.389%		600	13	14	(1)

							$279	$42	$237

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$	4,300	$439	$578	$(139)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		500	51	75	(24)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		600	60	82	(22)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		700	72	99	(27)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		1,700	189	230	(41)

						$811	$1,064	$(253)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	3,100	$(61)	$(1)	$(60)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BRC		2,000	(40)	(23)	(17)
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	2,500	8	0	8
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		8,300	29	12	17
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		47,400	254	(47)	301
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		106,200	707	547	160
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		8,500	61	37	24
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		28,100	216	117	99
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		3,600	35	12	23
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	2,500	(9)	(1)	(8)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		2,200	(8)	(1)	(7)

							$1,192	$652	$540

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	47

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	98,254	1-Month USD-LIBOR less a specified spread	$	556,763	04/30/2012	BOA	$29,061
Receive	DWRTFT Index	5,066	1-Month USD-LIBOR less a specified spread		28,708	05/31/2012	BOA	1,498
Receive	DWRTFT Index	19,618	1-Month USD-LIBOR plus a specified spread		111,167	05/31/2012	BOA	5,788
Receive	DWRTFT Index	39,042	1-Month USD-LIBOR plus a specified spread		221,235	04/30/2012	FCT	11,517
Pay	DWRTFT Index	2,246	1-Month USD-LIBOR plus a specified spread		12,728	04/30/2012	FCT	(663)
Receive	DWRTFT Index	72,104	1-Month USD-LIBOR less a specified spread		407,963	08/31/2012	FCT	21,215
Pay	DWRTFT Index	2,364	1-Month USD-LIBOR less a specified spread		13,398	08/31/2012	FCT	0
Receive	DWRTFT Index	45,750	1-Month USD-LIBOR less a specified spread		259,246	04/30/2012	RYL	13,540
Receive	DWRTFT Index	45,750	1-Month USD-LIBOR less a specified spread		259,246	07/31/2012	RYL	13,536
Receive	DWRTFT Index	30,197	1-Month USD-LIBOR plus a specified spread		171,114	08/31/2012	RYL	8,917
Receive	DWRTFT Index	46,816	1-Month USD-LIBOR less a specified spread		265,286	01/31/2013	RYL	13,848
Receive	DWRTFT Index	10,000	1-Month USD-LIBOR less a specified spread		56,666	02/28/2013	RYL	2,955

								$121,212

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(j)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	4,300	$0	$(12)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		4,300	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		2,900	0	(8)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		2,900	0	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		6,300	0	(49)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		6,300	0	(6)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		7,300	0	(38)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		7,300	0	(13)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		18,500	218	(254)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		18,500	348	(293)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		35,800	305	(354)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		35,800	487	(360)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		55,900	661	(766)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		55,900	1,088	(884)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		300	2	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		400	3	0

								$3,112	$(3,041)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,300	$11	$(2)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		4,300	38	(7)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		900	12	(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		4,000	39	(11)

							$100	$(22)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Premium
Balance at 03/31/2011	358	$148,800	AUD	0	$1,313
Sales	398	775,500		13,400	6,173
Closing Buys	(317)	(491,900)		0	(2,879)
Expirations	(29)	(87,500)		(13,400)	(780)
Exercised	(410)	(71,700)		0	(615)

Balance at 03/31/2012	0	$273,200	AUD	0	$3,212

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(k)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,380	04/2012	BRC	$0	$(49)	$(49)
Sell		88,351	04/2012	BRC	2,934	0	2,934
Buy		346	04/2012	CBK	0	0	0
Buy		5,300	04/2012	DUB	13	0	13
Buy		275	04/2012	JPM	0	(6)	(6)
Buy		125	04/2012	RBC	0	(1)	(1)
Buy		1,450	04/2012	UAG	0	(2)	(2)
Sell	BRL	954	04/2012	JPM	26	0	26
Buy		954	04/2012	MSC	0	(30)	(30)
Sell		954	06/2012	MSC	30	0	30
Sell	CAD	17,598	06/2012	BRC	152	0	152
Buy	CNY	29,454	06/2012	BRC	64	0	64
Sell		19,856	06/2012	BRC	6	0	6
Sell		1,496	06/2012	DUB	0	(1)	(1)
Sell		14,169	06/2012	FBF	0	(3)	(3)
Buy		5,984	02/2013	BRC	0	(4)	(4)
Sell	EUR	4,610	04/2012	BRC	0	(239)	(239)
Buy		26,256	04/2012	CBK	394	0	394
Sell		3,406	04/2012	CBK	0	(184)	(184)
Sell		10,879	04/2012	DUB	0	(552)	(552)
Sell		41,421	04/2012	HUS	0	(367)	(367)
Buy		19,179	04/2012	JPM	300	0	300
Buy		5,201	04/2012	MSC	148	0	148
Buy		1,139	04/2012	RBC	36	0	36
Buy		4,545	04/2012	UAG	78	0	78
Sell		8,334	04/2012	UAG	0	(503)	(503)
Sell		24,966	05/2012	CBK	0	(369)	(369)
Sell		16,455	05/2012	JPM	0	(266)	(266)
Sell		16	06/2012	BRC	0	0	0
Sell		29	06/2012	BSN	0	(1)	(1)
Buy		90	06/2012	DUB	1	0	1
Buy		401	06/2012	JPM	6	0	6
Sell		13	06/2012	MSC	0	0	0
Sell		23	06/2012	RBC	0	(1)	(1)
Buy	GBP	1,007	04/2012	CBK	14	0	14
Buy		10,270	04/2012	DUB	159	0	159
Sell		10,673	04/2012	GST	0	(345)	(345)
Sell		2,665	04/2012	JPM	0	(87)	(87)
Buy		2,061	04/2012	UAG	28	0	28
Sell		10,270	05/2012	DUB	0	(159)	(159)
Sell	IDR	311	07/2012	UAG	0	0	0
Sell	INR	284,369	07/2012	BRC	26	(116)	(90)
Sell		56,367	07/2012	DUB	0	(68)	(68)
Sell		31,231	07/2012	GST	1	(42)	(41)
Sell		63,531	07/2012	HUS	0	(71)	(71)
Sell		212,180	07/2012	JPM	49	(74)	(25)
Buy		647,679	07/2012	UAG	0	(1,527)	(1,527)
Sell	JPY	3,200,000	04/2012	HUS	3,070	0	3,070
Sell		777,261	05/2012	BRC	812	0	812
Sell		896,881	05/2012	DUB	942	0	942
Sell		215,858	05/2012	JPM	227	0	227
Sell		1,070,000	05/2012	UAG	989	0	989
Sell		311,860	06/2012	BRC	25	0	25
Buy	KRW	585	07/2012	UAG	0	0	0
Buy	MXN	984	06/2012	HUS	0	0	0
Sell	MYR	3,345	04/2012	BRC	0	(47)	(47)
Buy		1,360	04/2012	CBK	4	0	4
Sell		4,076	04/2012	DUB	0	(56)	(56)
Sell		2,039	04/2012	HUS	0	(28)	(28)
Buy		8,099	04/2012	UAG	0	(25)	(25)
Buy	PHP	26	06/2012	CBK	0	0	0
Buy	SGD	0	05/2012	UAG	0	0	0

					$10,534	$(5,223)	$5,311

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	49

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$4,862	$0	$4,862
Corporate Bonds & Notes
Banking & Finance	0	178,140	0	178,140
Industrials	0	19,509	525	20,034
Utilities	0	1,346	0	1,346
Municipal Bonds & Notes
West Virginia	0	74	0	74
U.S. Government Agencies	0	16,750	1,530	18,280
U.S. Treasury Obligations	0	2,170,815	0	2,170,815
Mortgage-Backed Securities	0	64,954	0	64,954
Asset-Backed Securities	0	52,222	7,843	60,065
Sovereign Issues	0	89,387	0	89,387
Convertible Preferred Securities
Banking & Finance	335	0	0	335
Short-Term Instruments
Certificates of Deposit	0	4,233	0	4,233
Repurchase Agreements	0	2,743	0	2,743
Japan Treasury Bills	0	74,417	0	74,417
U.S. Treasury Bills	0	1,039	0	1,039

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
PIMCO Short-Term Floating NAV Portfolios	$139,540	$0	$0	$139,540
	$139,875	$2,680,491	$9,898	$2,830,264

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	270	0	270
Equity Contracts	0	121,875	0	121,875
Foreign Exchange Contracts	0	10,534	0	10,534
Interest Rate Contracts	734	632	0	1,366
	$734	$133,311	$0	$134,045

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(635)	0	(635)
Equity Contracts	0	(663)	0	(663)
Foreign Exchange Contracts	0	(5,223)	0	(5,223)
Interest Rate Contracts	0	(3,133)	(22)	(3,155)
	$0	$(9,654)	$(22)	$(9,676)

Totals	$140,609	$2,804,148	$9,876	$2,954,633

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$5,697	$0	$(300)	$0	$0	$(147)	$0	$(5,250)	$0	$0
Industrials	1,030	1,523	(2,023)	(30)	0	25	0	0	525	25
U.S. Government Agencies	1,660	0	(129)	0	0	(1)	0	0	1,530	(1)
Asset-Backed Securities	21,136	0	(5,431)	101	110	53	0	(8,126)	7,843	(38)
Sovereign Issues	12,440	0	(12,465)	0	0	25	0	0	0	0

	$41,963	$1,523	$(20,348)	$71	$110	$(45)	$0	$(13,376)	$9,898	$(14)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(369)	$0	$0	$0	$187	$160	$0	$0	$(22)	$46

Totals	$41,594	$1,523	$(20,348)	$71	$297	$115	$0	$(13,376)	$9,876	$32

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$10,534	$0	$10,534
Unrealized appreciation on OTC swap agreements	0	270	121,875	0	632	122,777

	$0	$270	$121,875	$10,534	$632	$133,311

Liabilities:
Written options outstanding	$0	$0	$0	$0	$3,063	$3,063
Variation margin payable on financial derivative instruments (2)	0	0	0	0	115	115
Unrealized depreciation on foreign currency contracts	0	0	0	5,223	0	5,223
Unrealized depreciation on OTC swap agreements	0	635	663	0	92	1,390

	$0	$635	$663	$5,223	$3,270	$9,791

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$364	$364
Net realized gain on futures contracts	0	0	0	0	7,316	7,316
Net realized gain on written options	0	69	0	132	2,423	2,624
Net realized gain (loss) on swaps	0	253	170,110	0	(10,278)	160,085
Net realized (loss) on foreign currency transactions	0	0	0	(1,618)	0	(1,618)

	$0	$322	$170,110	$(1,486)	$(175)	$168,771

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(36)	$(36)
Net change in unrealized appreciation on futures contracts	0	0	0	0	836	836
Net change in unrealized appreciation (depreciation) on written options	0	(33)	0	0	482	449
Net change in unrealized appreciation (depreciation) on swaps	0	(558)	142,426	0	58	141,926
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	5,402	0	5,402

	$0	$(591)	$142,426	$5,402	$1,340	$148,577

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $734 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

March 31, 2012

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$36,382	$(29,430)	$6,952
BPS	(59)	0	(59)
BRC	3,851	(3,660)	191
BSN	(1)	0	(1)
CBK	(206)	272	66
DUB	(2,021)	1,923	(98)
FBF	(37)	0	(37)
FCT	32,069	(26,210)	5,859
GLM	29	(20)	9
GST	(315)	(70)	(385)
HUS	3,019	(3,200)	(181)
JPM	174	0	174
MSC	148	(95)	53
MYC	226	(395)	(169)
RBC	34	0	34
RYL	52,860	(42,400)	10,460
UAG	(148)	130	(18)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Short Strategy Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 16.1%

BANKING & FINANCE 16.1%
Dexia Credit Local
0.880% due 03/05/2013	$150	$144
NIBC Bank NV
0.864% due 12/02/2014	150	149
SLM Corp. CPI Linked Bond
4.712% due 12/15/2014	84	80
4.762% due 06/15/2015	22	21
Stadshypotek AB
1.020% due 09/30/2013	100	100
Stone Street Trust
5.902% due 12/15/2015	100	100

Total Corporate Bonds & Notes (Cost $597)		594

U.S. GOVERNMENT AGENCIES 10.5%
Fannie Mae
6.318% due 06/15/2027	100	101
Freddie Mac
0.842% due 12/15/2037	90	91
NCUA Guaranteed Notes
0.803% due 12/08/2020	90	90
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (b)	100	106

Total U.S. Government Agencies (Cost $387)		388

MORTGAGE-BACKED SECURITIES 1.8%
Wells Fargo Mortgage-Backed Securities Trust
5.000% due 06/25/2033	67	66

Total Mortgage-Backed Securities (Cost $67)		66

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 2.5%
Driver One GmbH
1.152% due 02/21/2017	EUR	70	$94

Total Asset-Backed Securities (Cost $101)			94

SOVEREIGN ISSUES 3.1%
Australia Government Bond
5.500% due 04/21/2023	AUD	100	116

Total Sovereign Issues (Cost $118)			116

SHORT-TERM INSTRUMENTS 63.9%

CERTIFICATES OF DEPOSIT 5.3%
Abbey National Treasury Services PLC
1.824% due 06/10/2013		$200	197

REPURCHASE AGREEMENTS 12.5%
Banc of America Securities LLC
0.100% due 04/02/2012		200	200
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.250% due 02/15/2015 valued at $205. Repurchase proceeds are $200.)
Goldman Sachs Group, Inc. (The)
0.170% due 04/02/2012		100	100
(Dated 03/30/2012. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $104. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.010% due 04/02/2012		164	164
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $170. Repurchase proceeds are $164.)

			464

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 21.6%
0.123% due 06/28/2012 - 08/30/2012 (a)	$800	$800

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 24.5%
PIMCO Short-Term Floating NAV Portfolio	90,448	906

Total Short-Term Instruments (Cost $2,370)		2,367

PURCHASED OPTIONS (e) 0.1%
(Cost $7)		4

Total Investments 98.0% (Cost $3,647)		$3,629

Written Options (f) (0.2%) (Premiums $12)		(8)

Other Assets and Liabilities (Net) 2.2%		84

Net Assets 100.0%		$3,705

Notes to Schedule of Investments (amounts in thousands*, except contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Security becomes interest bearing at a future date.
(c)	Affiliated to the Fund.
(d)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Abbey National Treasury Services PLC	MYC	(3.000%	)	12/20/2013	2.445%	EUR	150	$(2)	$0	$(2)
American International Group, Inc.	GST	(1.000%	)	12/20/2015	1.774%	$	100	3	11	(8)

								$1	$11	$(10)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	53

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Short Strategy Fund (Cont.)

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate (4)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	DJUBSTR Index	10,455	3-Month U.S. Treasury Bill rate plus a specified spread	$	2,990	04/26/2012	GLM	$7
Receive	CSCUS1TR Index	956	3-Month U.S. Treasury Bill rate plus a specified spread		350	04/26/2012	JPM	(1)
Receive	DJUBSF1T Index	935	3-Month U.S. Treasury Bill rate plus a specified spread		490	04/26/2012	JPM	(1)
Receive	DJUBSF3T Index	548	3-Month U.S. Treasury Bill rate plus a specified spread		340	04/26/2012	JPM	(1)
Pay	DJUBSTR Index	4,126	3-Month U.S. Treasury Bill rate plus a specified spread		1,180	04/26/2012	JPM	3
Pay	DJUBSTR Index	2,867	3-Month U.S. Treasury Bill rate plus a specified spread		820	04/26/2012	MYC	2

								$9

(4)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	CBOT Corn July Futures	$0.084	06/22/2012	DUB	$	10	$0	$0	$0
Pay	London Gold Market Fixing Ltd. PM	0.033	04/04/2012	DUB		10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.046	04/13/2012	DUB		10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.044	04/18/2012	MYC		10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.046	05/01/2012	GST		10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.037	05/29/2012	DUB		10	0	0	0
Pay	NYMEX WTI Crude May Futures	0.096	04/17/2012	DUB		10	1	0	1

							$1	$0	$1

(e)	Purchased options outstanding on March 31, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	DUB	$130.000	11/15/2013	1	$7	$4

(f)	Written options outstanding on March 31, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	1	$8	$(4)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	$	200	$2	$(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		200	2	(2)

								$4	$(4)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	4	$400	$5
Sales	5	1,700	22
Closing Buys	(4)	(1,700)	(13)
Expirations	0	0	0
Exercised	(4)	0	(2)

Balance at 03/31/2012	1	$400	$12

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(g)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	116	04/2012	BRC	$4	$0	$4
Buy	EUR	2	04/2012	CBK	0	0	0
Sell		36	04/2012	CBK	0	(2)	(2)
Buy		42	04/2012	DUB	0	0	0
Sell		42	04/2012	HUS	0	0	0
Buy		3	04/2012	MSC	0	0	0
Sell		1	06/2012	BRC	0	0	0
Sell		42	06/2012	DUB	0	0	0
Buy		2	06/2012	UAG	0	0	0
Buy	GBP	2	04/2012	DUB	0	0	0
Sell		2	04/2012	GST	0	0	0
Sell		2	05/2012	DUB	0	0	0

					$4	$(2)	$2

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$594	$0	$594
U.S. Government Agencies	0	298	90	388
Mortgage-Backed Securities	0	66	0	66
Asset-Backed Securities	0	94	0	94
Sovereign Issues	0	116	0	116
Short-Term Instruments
Certificates of Deposit	0	197	0	197
Repurchase Agreements	0	464	0	464
U.S. Treasury Bills	0	800	0	800
PIMCO Short-Term Floating NAV Portfolios	906	0	0	906
Purchased Options
Commodity Contracts	0	4	0	4
	$906	$2,633	$90	$3,629

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$13	$0	$13
Foreign Exchange Contracts	0	4	0	4
	$0	$17	$0	$17

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(7)	0	(7)
Credit Contracts	0	(10)	0	(10)
Foreign Exchange Contracts	0	(2)	0	(2)
Interest Rate Contracts	0	(4)	0	(4)
	$0	$(23)	$0	$(23)

Totals	$906	$2,627	$90	$3,623

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
U.S. Government Agencies	$98	$0	$(8)	$0	$0	$0	$0	$0	$90	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	55

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Short Strategy Fund (Cont.)

March 31, 2012

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$4	$0	$0	$0	$0	$4
Unrealized appreciation on foreign currency contracts	0	0	0	4	0	4
Unrealized appreciation on OTC swap agreements	13	0	0	0	0	13

	$17	$0	$0	$4	$0	$21

Liabilities:
Written options outstanding	$4	$0	$0	$0	$4	$8
Unrealized depreciation on foreign currency contracts	0	0	0	2	0	2
Unrealized depreciation on OTC swap agreements	3	10	0	0	0	13

	$7	$10	$0	$2	$4	$23

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$3	$0	$0	$0	$2	$5
Net realized gain on written options	0	0	0	0	10	10
Net realized gain (loss) on swaps	820	(6)	0	0	(16)	798
Net realized gain on foreign currency transactions	0	0	0	19	0	19

	$823	$(6)	$0	$19	$(4)	$832

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(4)	$0	$0	$0	$0	$(4)
Net change in unrealized appreciation on futures contracts	0	0	0	0	1	1
Net change in unrealized appreciation on written options	3	0	0	0	3	6
Net change in unrealized appreciation (depreciation) on swaps	119	(11)	0	0	0	108
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2	0	2

	$118	$(11)	$0	$2	$4	$113

(1)	See note 5 in the Notes to Financial Statements for additional information.

(j)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
	PIMCO CommoditiesPLUS® Short Strategy Fund			PIMCO Cayman Commodity Fund IV, Ltd. (Subsidiary)
BRC	$4	$0	$4	$0	$0	$0
CBK	(2)	0	(2)	0	0	0
DUB	(4)	0	(4)	1	0	1
GLM	0	0	0	7	(270)	(263)
GST	3	0	3	0	0	0
MYC	(2)	0	(2)	2	(75)	(73)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 6 Principal Risks in the Notes to Financial Statements for more information regarding Credit and Counterparty Risks.

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Fresenius Medical Care U.S. Finance, Inc.
1.845% due 03/31/2013		$987	$987
NRG Energy, Inc.
4.000% due 07/01/2018		2,978	2,977

Total Bank Loan Obligations (Cost $3,958)			3,964

CORPORATE BONDS & NOTES 8.5%

BANKING & FINANCE 7.8%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		6,000	6,275
American Express Bank FSB
5.500% due 04/16/2013		500	524
American International Group, Inc.
3.650% due 01/15/2014		1,000	1,019
3.750% due 11/30/2013		9,500	9,614
ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,153
Banco do Brasil S.A.
3.359% due 07/02/2014		4,000	3,969
4.500% due 01/22/2015		900	949
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,090
Banco Santander Brasil S.A.
2.574% due 03/18/2014		9,900	9,725
BBVA Bancomer S.A.
4.500% due 03/10/2016		11,700	12,110
Cie de Financement Foncier
1.625% due 07/23/2012		7,800	7,811
2.125% due 04/22/2013		9,600	9,655
Citigroup, Inc.
6.000% due 12/13/2013		2,760	2,925
6.500% due 08/19/2013		2,000	2,117
7.375% due 06/16/2014	EUR	1,100	1,614
Commonwealth Bank of Australia
1.204% due 03/17/2014		$5,900	5,896
2.900% due 09/17/2014		1,000	1,049
Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	1,008
Credit Agricole S.A.
2.011% due 01/21/2014		10,800	10,561
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,274
Dexia Credit Local
0.880% due 03/05/2013		4,000	3,834
Dexia Credit Local S.A.
1.033% due 04/29/2014		2,000	1,866
2.750% due 04/29/2014		1,000	977
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,641
8.125% due 01/21/2014		500	553
FMS Wertmanagement AoR
2.250% due 07/14/2014	EUR	300	413
Goldman Sachs Group, Inc.
1.386% due 05/18/2015		4,000	4,987
1.527% due 02/07/2014		$5,000	4,912
4.750% due 07/15/2013		5,000	5,178
HSBC Bank PLC
1.625% due 07/07/2014		13,800	13,847
HSBC Finance Corp.
0.817% due 01/15/2014		18,000	17,500
ING Bank NV
1.875% due 06/09/2014		6,400	6,336
3.900% due 03/19/2014		1,700	1,789
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,245

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LeasePlan Corp. NV
3.000% due 05/07/2012		$8,700	$8,721
Lloyds TSB Bank PLC
2.911% due 01/24/2014		5,700	5,680
Macquarie Bank Ltd.
3.300% due 07/17/2014		1,900	2,005
Merrill Lynch & Co., Inc.
1.645% due 07/22/2014	EUR	10,000	12,672
5.450% due 02/05/2013		$3,000	3,086
6.050% due 08/15/2012		4,600	4,680
Morgan Stanley
1.321% due 03/01/2013	EUR	2,300	3,035
2.161% due 01/24/2014		$15,800	15,380
3.006% due 05/14/2013		2,200	2,217
Nationwide Building Society
2.500% due 08/17/2012		1,300	1,309
5.500% due 07/18/2012		10,000	10,134
New York Life Global Funding
0.973% due 12/20/2013	EUR	800	1,052
NIBC Bank NV
0.864% due 12/02/2014		$7,050	6,985
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	9,996
Pacific Life Global Funding
5.150% due 04/15/2013		500	521
Regions Financial Corp.
0.644% due 06/26/2012		5,400	5,386
Royal Bank of Scotland Group PLC
1.175% due 03/09/2015		2,000	1,740
2.625% due 05/11/2012		16,000	16,029
5.250% due 05/15/2013	EUR	1,500	2,066
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		$400	446
SLM Corp.
5.050% due 11/14/2014		9,700	9,946
Stadshypotek AB
1.020% due 09/30/2013		4,400	4,397
State Bank of India
4.500% due 07/27/2015		2,000	2,070
Wachovia Bank N.A.
0.917% due 11/03/2014		2,600	2,535
Waha Aerospace BV
3.925% due 07/28/2020		1,700	1,765
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	36,054

			333,323

INDUSTRIALS 0.4%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		500	531
Anglo American Capital PLC
9.375% due 04/08/2014		1,165	1,341
Boston Scientific Corp.
5.450% due 06/15/2014		2,620	2,834
Crown Castle Towers LLC
4.174% due 08/15/2037		1,000	1,033
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		450	487
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	312
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	578
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	639
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JC Penney Corp., Inc.
9.000% due 08/01/2012	$1,500	$1,539
Noble Group Ltd.
4.875% due 08/05/2015	1,500	1,511
Rohm and Haas Co.
5.600% due 03/15/2013	1,030	1,074
Time Warner Cable, Inc.
5.400% due 07/02/2012	2,800	2,832
UnitedHealth Group, Inc.
4.875% due 04/01/2013	1,000	1,042

		16,163

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	200	213
BP Capital Markets PLC
3.625% due 05/08/2014	1,900	1,998
5.250% due 11/07/2013	4,000	4,276
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	200	233
Duke Energy Carolinas LLC
5.625% due 11/30/2012	500	517
Ipalco Enterprises, Inc.
5.000% due 05/01/2018	1,800	1,800
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	2,100	2,279
Petroleos Mexicanos
4.875% due 03/15/2015	400	435
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	500	541
TNK-BP Finance S.A.
6.250% due 02/02/2015	400	432
7.500% due 03/13/2013	500	527

		13,251

Total Corporate Bonds & Notes (Cost $361,743)		362,737

U.S. GOVERNMENT AGENCIES 16.8%
Fannie Mae
0.232% due 07/26/2012 (f)(h)	42,000	42,017
0.625% due 10/30/2014	50,000	50,232
0.672% due 09/25/2041	48,308	48,345
0.692% due 08/25/2037	6,607	6,619
0.792% due 02/25/2042	105,675	105,923
0.800% due 02/13/2015	95,200	95,671
0.842% due 01/25/2042	47,375	47,497
0.922% due 02/25/2041	3,217	3,220
6.000% due 04/18/2036	5,995	6,962
Federal Home Loan Bank
2.700% due 10/20/2020	21,300	21,303
Freddie Mac
0.000% due 03/15/2015	10,041	9,740
0.500% due 02/24/2015	19,000	18,935
0.550% due 02/13/2015	99,075	98,895
0.692% due 05/15/2032	15,234	15,267
0.742% due 02/15/2042	63,584	63,599
0.842% due 12/15/2037	9,010	9,049
0.862% due 10/15/2037	14,753	14,820
1.125% due 01/13/2016	38,545	38,610
Ginnie Mae
1.683% due 10/16/2053 (a)	10,490	984
NCUA Guaranteed Notes
0.803% due 12/08/2020	1,882	1,890
Overseas Private Investment Corp.
0.000% due 07/12/2016 - 06/10/2018	900	1,193

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	57

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
4.504% due 02/10/2014		$49	$50
4.840% due 05/01/2025		774	851
5.160% due 02/01/2028		269	303
5.310% due 05/01/2027		801	897
5.490% due 03/01/2028		250	283
5.510% due 11/01/2027		260	293
5.820% due 06/01/2026		827	934
6.020% due 08/01/2028		129	149
6.770% due 11/01/2028		783	900
8.500% due 01/01/2015		106	112
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (c)		15,400	16,304

Total U.S. Government Agencies (Cost $721,597)			721,847

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Inflation Protected Securities (d)
1.125% due 01/15/2021		6,010	6,766
1.250% due 07/15/2020		26,295	30,034
3.000% due 07/15/2012		77,278	79,065
U.S. Treasury Notes
0.125% due 09/30/2013 (f)		133,300	132,977
0.500% due 11/30/2012 (h)		10,400	10,423

Total U.S. Treasury Obligations (Cost $258,701)			259,265

MORTGAGE-BACKED SECURITIES 7.0%
Adjustable Rate Mortgage Trust
3.766% due 07/25/2035		1,533	1,193
Banc of America Funding Corp.
5.465% due 05/20/2036		2,700	2,200
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		1,416	1,355
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		202	202
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.412% due 06/10/2049		104	103
5.633% due 06/10/2049		104	105
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		28,555	27,782
2.572% due 04/25/2034		1,410	1,275
2.913% due 01/25/2035		1,878	1,558
3.078% due 03/25/2035		3,167	3,135
Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036		295	174
Chase Mortgage Finance Corp.
2.818% due 02/25/2037		896	827
4.625% due 02/25/2034		372	375
5.500% due 12/25/2022		1,686	1,697
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		4,384	3,933
4.900% due 11/25/2035		1,164	1,118
5.328% due 08/25/2035		3,572	3,395
Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020		484	473
Countrywide Home Loan Mortgage Pass-Through Trust
2.778% due 11/20/2034		1,948	1,665
Credit Suisse First Boston Mortgage Securities Corp.
2.712% due 04/25/2034		206	199
Credit Suisse Mortgage Capital Certificates
0.412% due 10/15/2021		5,437	5,069
5.713% due 06/15/2039		395	395
DECO Series
1.285% due 10/27/2014	GBP	3,500	5,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035		$5,000	$4,875
European Loan Conduit
1.207% due 05/15/2019	EUR	1,583	1,811
First Horizon Alternative Mortgage Securities
2.603% due 04/25/2035		$1,607	1,333
Fosse Master Issuer PLC
1.965% due 10/18/2054		4,700	4,729
Greenwich Capital Commercial Funding Corp.
5.597% due 12/10/2049		2,000	2,055
GS Mortgage Securities Corp.
1.456% due 03/06/2020		8,000	7,871
2.006% due 03/06/2020		2,700	2,631
3.849% due 12/10/2043		5,525	5,922
GSR Mortgage Loan Trust
2.659% due 09/25/2035		35,230	34,350
2.673% due 09/25/2035		8,613	8,303
2.683% due 11/25/2035		2,098	1,857
Harborview Mortgage Loan Trust
0.552% due 11/19/2035		2,282	1,493
0.582% due 06/20/2035		1,532	1,268
Indymac Mortgage Loan Trust
5.044% due 11/25/2035		1,787	1,590
JPMorgan Mortgage Trust
5.315% due 07/25/2035		1,503	1,526
MASTR Adjustable Rate Mortgages Trust
2.718% due 11/21/2034		1,500	1,477
Mellon Residential Funding Corp.
0.982% due 09/15/2030		621	546
Merrill Lynch Floating Trust
0.780% due 07/09/2021		4,899	4,709
Merrill Lynch Mortgage Investors, Inc.
2.644% due 06/25/2035		1,989	1,737
5.250% due 08/25/2036		8,300	8,698
MLCC Mortgage Investors, Inc.
1.996% due 10/25/2035		227	209
2.235% due 12/25/2034		230	231
2.420% due 10/25/2035		262	235
5.561% due 05/25/2036		295	292
Morgan Stanley Capital
0.462% due 05/24/2043		500	458
5.610% due 04/15/2049		1,683	1,731
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		2,311	2,321
Morgan Stanley Re-REMIC Trust
5.787% due 08/15/2045		1,000	1,133
Permanent Master Issuer PLC
0.677% due 07/15/2033		2,000	1,995
RBSSP Resecuritization Trust
2.557% due 12/26/2036		678	680
2.566% due 07/26/2045		5,607	5,504
Residential Accredit Loans, Inc.
0.542% due 01/25/2035		1,757	1,506
Structured Adjustable Rate Mortgage Loan Trust
2.532% due 06/25/2034		3,957	3,642
Thornburg Mortgage Securities Trust
5.800% due 03/25/2037		13,535	11,928
6.155% due 09/25/2037		28,895	29,036
6.173% due 07/25/2036		50,720	50,678
Vornado DP LLC
2.970% due 09/13/2028		1,748	1,823
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048		134	135
WaMu Mortgage Pass-Through Certificates
0.502% due 11/25/2045		9,753	7,756
1.229% due 01/25/2046		2,312	1,899
2.466% due 10/25/2035		10,600	8,508

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.639% due 12/25/2034		$184	$184
2.711% due 03/25/2035		1,357	1,310
5.000% due 06/25/2033		334	332
5.000% due 03/25/2036		183	172
5.248% due 05/25/2035		1,021	1,021
5.500% due 12/25/2035		686	693
5.612% due 04/25/2036		4,400	4,139

Total Mortgage-Backed Securities (Cost $299,993)			302,038

ASSET-BACKED SECURITIES 2.8%
AMMC CDO
0.716% due 05/03/2018		1,432	1,397
Armstrong Loan Funding Ltd.
1.547% due 08/01/2016		2,070	2,055
Asset-Backed Funding Certificates
0.592% due 06/25/2034		7,772	5,549
Avenue CLO Fund Ltd.
0.853% due 02/15/2017		24,171	23,877
Babson CLO Ltd.
0.823% due 11/15/2016		647	637
Callidus Debt Partners Fund Ltd.
0.827% due 04/17/2020		498	469
Citibank Omni Master Trust
2.342% due 05/16/2016		25,460	25,524
2.992% due 08/15/2018		21,300	22,448
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		39	41
Countrywide Asset-Backed Certificates
0.632% due 11/25/2034		1,800	1,592
Duane Street CLO
0.773% due 11/08/2017		873	853
EFS Volunteer LLC
1.410% due 10/26/2026		1,497	1,494
Galaxy CLO Ltd.
0.847% due 04/17/2017		2,051	2,011
Gallatin Funding Ltd.
0.753% due 08/15/2017		2,740	2,677
Gulf Stream Compass CLO Ltd.
0.927% due 07/15/2016		135	134
Harbourmaster CLO Ltd.
1.136% due 06/15/2020	EUR	2,385	3,029
Harvest CLO S.A.
1.587% due 03/29/2017		191	246
Katonah Ltd.
0.794% due 09/20/2016		$1,893	1,873
Massachusetts Educational Financing Authority
1.510% due 04/25/2038		4,777	4,770
Navigare Funding CLO Ltd.
0.753% due 05/20/2019		1,928	1,890
Nelnet Student Loan Trust
1.340% due 07/27/2048		4,111	4,101
Park Place Securities, Inc.
0.892% due 10/25/2034		200	167
Sagamore CLO Ltd.
1.107% due 10/15/2015		1,765	1,745
SLM Student Loan Trust
0.560% due 07/25/2017		626	621
0.670% due 04/25/2017		507	507
1.060% due 10/25/2017		951	949
2.060% due 04/25/2023		221	227
2.162% due 08/15/2016		379	380
3.500% due 08/17/2043		4,450	4,375
Venture CDO Ltd.
0.791% due 01/20/2022		3,400	3,194

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wind River CLO Ltd.
0.804% due 12/19/2016		$612	$591

Total Asset-Backed Securities (Cost $119,667)			119,423

SOVEREIGN ISSUES 3.1%
Australia Government Bond
5.500% due 04/21/2023	AUD	30,900	35,786
Australia Government CPI Linked Bond
4.000% due 08/20/2020		25,700	49,348
Instituto de Credito Oficial
2.567% due 03/25/2014	EUR	13,700	17,946
Kommunalbanken A/S
0.853% due 03/27/2017		$16,800	16,825
Korea Development Bank
4.375% due 08/10/2015		400	423
8.000% due 01/23/2014		500	552
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,586
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	6,500	8,094

Total Sovereign Issues (Cost $133,586)			130,560

SHORT-TERM INSTRUMENTS 57.6%

CERTIFICATES OF DEPOSIT 0.1%
Banco Bradesco S.A.
1.955% due 01/24/2013		$5,000	5,039

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 3.0%
Banc of America Securities LLC
0.050% due 04/02/2012	$1,000	$1,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $1,022. Repurchase proceeds are $1,000.)
BNP Paribas Securities Corp.
0.110% due 04/02/2012	99,600	99,600
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 5.375% - 5.500% due 08/15/2028 - 02/15/2031 valued at $100,596. Repurchase proceeds are $99,601)
0.200% due 04/02/2012	28,400	28,400
(Dated 03/30/2012. Collateralized by Fannie Mae 4.500% due 09/01/2040 valued at $29,721. Repurchase proceeds are $28,400)
State Street Bank and Trust Co.
0.010% due 04/02/2012	1,308	1,308
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $1,339. Repurchase proceeds are $1,308.)

		130,308

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 1.9%
4.474% due 05/10/2012 - 06/07/2012 (b)	MXN	1,050,000	$81,565

U.S. TREASURY BILLS 27.8%
0.133% due 04/19/2012 - 01/10/2013 (b)(f)(h)		$1,196,585	1,195,922

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 24.8%
PIMCO Short-Term Floating NAV Portfolio		106,366,310	1,065,897

Total Short-Term Instruments (Cost $2,478,175)			2,478,731

PURCHASED OPTIONS (j) 0.2%
(Cost $14,117)			7,262

Total Investments 102.1% (Cost $4,391,537)			$4,385,827

Written Options (k) (0.3%) (Premiums $20,168)			(14,495)

Other Assets and Liabilities (Net) (1.8%)			(74,075)

Net Assets 100.0%			$4,297,257

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $189,830 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $13,499 at a weighted average interest rate of (0.789%). On March 31, 2012, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $23,175 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Brent Crude December Futures	Long	11/2013	210	$(155)
Brent Crude May Futures	Short	04/2012	70	(279)
Brent Crude September Futures	Long	08/2012	70	253
Canola May Futures	Short	05/2012	3,580	(4,213)
Corn May Futures	Short	05/2012	268	(47)
Euro-Mill Wheat May Futures	Long	05/2012	333	116
Euro-Mill Wheat November Futures	Long	11/2012	4,972	3,211
Euro-Rapeseed May Futures	Long	05/2012	892	3,959
Gold 100 oz. June Futures	Long	06/2012	90	12
Heating Oil May Futures	Long	04/2012	70	9
Heating Oil September Futures	Short	08/2012	70	(121)
RBOB Gasoline June Futures	Short	05/2012	3	(38)
Soybean July Futures	Long	07/2013	1,902	3,421
Soybean May Futures	Long	05/2012	305	589
Soybean May Futures	Long	05/2013	654	1,007
Soybean November Futures	Short	11/2012	2,556	(8,394)
Sugar No. 11 May Futures	Short	04/2012	526	(309)
Wheat December Futures	Short	12/2012	1,466	287
Wheat July Futures	Long	07/2012	1,261	903

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	59

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Wheat July Futures	Short	07/2012	1,532	$(1,572)
Wheat March Futures	Long	03/2013	1,021	406
Wheat May Futures	Short	05/2012	399	(393)
Wheat September Futures	Short	09/2012	903	30
White Sugar May Futures	Long	04/2012	526	49
WTI Crude December Futures	Short	11/2012	231	(228)
WTI Crude December Futures	Long	11/2013	231	1,103
WTI Crude January Futures	Long	12/2012	151	(431)
WTI Crude September Futures	Short	08/2012	151	504

				$(321)

(i)	OTC swap agreements outstanding on March 31, 2012:

Commodity Forward Swaps
Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	Brent Crude September Futures	$109.750	09/28/2012	MYC	37,500	$406	$0	$406
Pay	CAL12BRENT Index	111.700	12/31/2012	MYC	225,000	(1,868)	0	(1,868)
Receive	CAL12LLS Index	12.000	12/31/2012	MYC	225,000	1,863	0	1,863
Receive	CBOT Corn December Futures	576.000	11/23/2012	AZD	1,250,000	(446)	0	(446)
Receive	CBOT Corn December Futures	576.500	11/23/2012	AZD	2,500,000	(904)	0	(904)
Pay	CBOT Corn July Futures	650.250	06/22/2012	AZD	1,250,000	87	0	87
Pay	CBOT Corn July Futures	652.000	06/22/2012	AZD	2,500,000	219	0	219
Pay	CBOT Wheat December Futures	770.300	10/19/2012	DUB	131,000	76	0	76
Pay	CBOT Wheat December Futures	860.000	10/19/2012	DUB	550,000	811	0	811
Pay	CBOT Wheat December Futures	880.000	10/19/2012	DUB	365,000	611	0	611
Pay	CBOT Wheat December Futures	898.000	10/19/2012	DUB	185,000	343	0	343
Pay	CBOT Wheat December Futures	672.250	11/05/2012	AZD	215,000	(85)	0	(85)
Pay	CBOT Wheat December Futures	830.000	11/05/2012	AZD	459,250	540	0	540
Receive	CBOT Wheat December Futures	845.500	11/29/2012	DUB	100,000	(133)	0	(133)
Pay	CBOT Wheat July Futures	641.000	06/22/2012	AZD	670,000	(221)	0	(221)
Pay	CBOT Wheat July Futures	644.000	06/22/2012	AZD	485,000	(145)	0	(145)
Pay	CBOT Wheat July Futures	651.175	06/22/2012	AZD	500,000	(114)	0	(114)
Pay	CBOT Wheat July Futures	655.000	06/22/2012	AZD	2,000,000	(380)	0	(380)
Pay	CBOT Wheat July Futures	660.000	06/22/2012	AZD	695,000	(97)	0	(97)
Pay	CBOT Wheat July Futures	669.270	06/22/2012	AZD	1,500,000	0	0	0
Pay	CBOT Wheat July Futures	810.000	06/28/2012	DUB	100,000	136	0	136
Receive	CODUBKM12 Index	2.550	06/30/2012	FBF	100,000	45	0	45
Pay	COMEX Gold 100 oz. June Futures	1,661.150	05/30/2012	DUB	17,710	(190)	0	(190)
Receive	DTDBRTCO CAL12 Index	0.001	12/31/2012	BRC	90,000	53	0	53
Receive	DTDBRTCO CAL12 Index	0.020	12/31/2012	MYC	189,000	108	0	108
Receive	DTDBRTCO CAL12 Index	0.080	12/31/2012	MYC	216,000	111	0	111
Pay	EUMARGIN CAL12 Index	5.100	12/31/2012	BRC	135,000	(157)	0	(157)
Pay	EUMARGIN CAL12 Index	5.150	12/31/2012	BRC	180,000	(200)	0	(200)
Pay	EUMARGIN CAL12 Index	5.250	12/31/2012	BRC	72,000	(73)	0	(73)
Pay	EUMARGIN CAL12 Index	5.450	12/31/2012	BRC	63,000	(51)	0	(51)
Pay	EUMARGIN CAL12 Index	5.550	12/31/2012	BRC	216,000	(154)	0	(154)
Pay	EUROBOBCO CAL12 Index	4.000	12/31/2012	MYC	47,250	(231)	0	(231)
Pay	EUROBOBCO CAL12 Index	4.150	12/31/2012	BRC	22,500	(107)	0	(107)
Pay	EUROBOBCO CAL12 Index	4.350	12/31/2012	MYC	54,000	(245)	0	(245)
Pay	EUROJETCOCAL12 Index	19.900	12/31/2012	BRC	9,000	13	0	13
Pay	EUROJETCOCAL12 Index	20.382	12/31/2012	MYC	18,900	36	0	36
Pay	EUROJETCOCAL12 Index	20.440	12/31/2012	MYC	21,600	42	0	42
Receive	FOCOCAL13 Index	8.700	12/31/2013	MYC	120,000	348	0	348
Pay	FOCOCAL13 Index	10.600	12/31/2013	MYC	180,000	(858)	0	(858)
Pay	FOCOCAL13 Index	9.800	12/31/2013	MYC	99,000	(394)	0	(394)
Pay	FOCOCAL13 Index	9.550	12/31/2013	MYC	111,000	(415)	0	(415)
Pay	FOCOCAL13 Index	9.450	12/31/2013	MYC	156,000	(568)	0	(568)
Pay	FOCOCAL13 Index	9.400	12/31/2013	MYC	60,000	(215)	0	(215)
Pay	FOCOCAL13 Index	7.650	12/31/2013	MYC	225,000	(422)	0	(422)
Pay	FOCOCAL13 Index	6.700	12/31/2013	MYC	210,000	(198)	0	(198)
Pay	GOCOCAL CAL12 Index	15.625	12/31/2012	MYC	56,700	0	0	0
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	BRC	27,000	1	0	1
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	MYC	64,800	2	0	2
Pay	Gulf Coast Gasoline May Futures	2.988	05/31/2012	MYC	1,092,000	(2)	0	(2)

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Commodity Forward Swaps (Cont.)
Pay/Receive	Underlying Reference Commodity		Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	KCBT Hard Red Winter Wheat July Futures	$	678.250	06/22/2012	AZD	485,000	$139	$0	$139
Receive	KCBT Hard Red Winter Wheat July Futures		680.000	06/22/2012	AZD	670,000	181	0	181
Receive	KCBT Hard Red Winter Wheat July Futures		690.000	06/22/2012	AZD	500,000	85	0	85
Receive	KCBT Hard Red Winter Wheat July Futures		693.250	06/22/2012	AZD	2,000,000	275	0	275
Receive	KCBT Hard Red Winter Wheat July Futures		698.218	06/22/2012	AZD	695,000	61	0	61
Receive	KCBT Hard Red Winter Wheat July Futures		700.000	06/22/2012	AZD	1,500,000	0	0	0
Pay	LSFOCOCAL12 Index		8.150	12/31/2012	MYC	75,600	(203)	0	(203)
Pay	LSFOCOCAL12 Index		7.716	12/31/2012	MYC	66,150	(149)	0	(149)
Pay	LSFOCOCAL12 Index		7.635	12/31/2012	BRC	31,500	(68)	0	(68)
Receive	NGCAL19 Index		7.200	12/31/2019	DUB	660,000	(871)	0	(871)
Receive	NYMEX Platinum July Futures		1,645.550	06/29/2012	DUB	17,710	(26)	0	(26)
Receive	NYSE Liffe Euro-Mill Wheat November Futures	EUR	209.000	10/19/2012	DUB	15,000	(45)	0	(45)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		213.000	10/19/2012	DUB	10,000	(83)	0	(83)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		219.000	10/19/2012	DUB	7,500	(122)	0	(122)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		222.000	10/19/2012	DUB	5,000	(102)	0	(102)
Receive	NYSE Liffe Euro-Mill Wheat November Futures	$	262.230	10/19/2012	DUB	3,550	49	0	49
Receive	NYSE Liffe Euro-Mill Wheat November Futures		235.000	11/05/2012	AZD	5,787	237	0	237
Receive	NYSE Liffe Euro-Mill Wheat November Futures		276.450	11/05/2012	AZD	12,500	(4)	0	(4)
Pay	Q3LLS12 Index		109.300	09/28/2012	MYC	37,500	(340)	0	(340)
Receive	QSCOCAL13 Index		17.800	12/31/2013	MYC	120,000	101	0	101
Pay	QSCOCAL13 Index		17.200	12/31/2013	MYC	210,000	(302)	0	(302)
Pay	QSCOCAL13 Index		17.650	12/31/2013	MYC	225,000	(224)	0	(224)
Pay	QSCOCAL13 Index		19.100	12/31/2013	MYC	60,000	27	0	27
Pay	QSCOCAL13 Index		19.400	12/31/2013	MYC	99,000	74	0	74
Pay	QSCOCAL13 Index		19.450	12/31/2013	MYC	156,000	124	0	124
Pay	QSCOCAL13 Index		19.550	12/31/2013	MYC	111,000	100	0	100
Pay	QSCOCAL13 Index		20.300	12/31/2013	MYC	180,000	296	0	296
Receive	RBOBCO 4Q12 Index		2.000	12/31/2012	BRC	69,000	32	0	32
Pay	RBOBCO 4Q12 Index		3.575	12/31/2012	MYC	69,000	78	0	78

							$(3,702)	$0	$(3,702)

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.003%	$	10,800	$205	$424	$(219)
JC Penney Corp., Inc.	BRC	(1.000%	)	09/20/2012	1.351%		1,800	2	5	(3)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	4.711%		2,000	92	(4)	96

								$299	$425	$(126)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.390%	$	1,800	$20	$16	$4
Japan Government International Bond	DUB	1.000%	12/20/2015	0.737%		200	2	4	(2)
Japan Government International Bond	GST	1.000%	12/20/2015	0.737%		2,100	21	45	(24)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.819%		6,300	49	0	49
Japan Government International Bond	RYL	1.000%	12/20/2015	0.737%		400	4	9	(5)
Morgan Stanley	CBK	1.000%	06/20/2013	2.397%		1,200	(19)	(71)	52
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%		1,500	3	(19)	22
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.191%		1,000	(6)	(32)	26
SLM Corp.	BOA	5.000%	03/20/2016	3.738%		1,400	65	5	60
SLM Corp.	GST	5.000%	03/20/2016	3.738%		600	28	2	26
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	5.928%	JPY	50,000	(20)	(95)	75
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.389%	$	3,300	76	78	(2)

							$223	$(58)	$281

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	61

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS	BRL	312,500	$1,675	$1,117	$558
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		13,400	97	52	45
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC	$	2,700	(11)	(2)	(9)

							$1,761	$1,167	$594

Total Return Swaps on Indices
Pay/Receive	Underlying Reference	# of Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	76,199	3-Month U.S. Treasury Bill rate plus a specified spread	$	467,100	04/26/2012	BRC	$(3,437)
Receive	DJUBSF3T Index	141,023	3-Month U.S. Treasury Bill rate plus a specified spread		87,560	04/26/2012	BRC	(283)
Pay	DJUBSTR Index	299,949	3-Month U.S. Treasury Bill rate plus a specified spread		85,780	04/26/2012	BRC	199
Receive	CSIXTR Index	214,744	3-Month U.S. Treasury Bill rate plus a specified spread		1,316,379	04/26/2012	FBF	(9,683)
Pay	DJUBSHG Index	16,919	0.000%		6,745	04/26/2012	FBF	(58)
Receive	SPGCICP Index	10,141	0.000%		7,498	04/26/2012	FBF	87
Receive	CSIXTR Index	120,281	3-Month U.S. Treasury Bill rate plus a specified spread		737,320	04/26/2012	GLM	(5,426)
Receive	CSCUS1TR Index	839,946	3-Month U.S. Treasury Bill rate plus a specified spread		307,490	04/26/2012	JPM	(566)
Receive	CSIXTR Index	232,915	3-Month U.S. Treasury Bill rate plus a specified spread		1,427,770	04/26/2012	JPM	(10,503)
Receive	DJUBSF1T Index	933,794	3-Month U.S. Treasury Bill rate plus a specified spread		489,580	04/26/2012	JPM	(843)
Receive	DJUBSF3T Index	384,526	3-Month U.S. Treasury Bill rate plus a specified spread		238,750	04/26/2012	JPM	(771)
Pay	DJUBSTR Index	3,616,837	3-Month U.S. Treasury Bill rate plus a specified spread		1,034,350	04/26/2012	JPM	2,394
Pay	DJUBHGTR Index	34,929	3-Month U.S. Treasury Bill rate plus a specified spread		28,000	04/26/2012	MYC	(240)
Receive	MOTC3112 Index	5,642	3-Month U.S. Treasury Bill rate plus a specified spread		28,421	04/26/2012	MYC	327
Receive	CSIXTR Index	54,773	3-Month U.S. Treasury Bill rate plus a specified spread		335,760	04/26/2012	UAG	(2,467)

								$(31,270)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn July Futures	$0.084	06/22/2012	DUB	$	9,910	$34	$0	$34
Pay	CBOT Corn May Futures	0.078	04/20/2012	DUB		6,750	(29)	0	(29)
Pay	DJUBS Index	0.035	06/29/2012	GST		10,000	11	0	11
Pay	London Gold Market Fixing Ltd. PM	0.033	04/04/2012	DUB		16,520	148	0	148
Pay	London Gold Market Fixing Ltd. PM	0.032	04/10/2012	DUB		7,760	52	0	52
Pay	London Gold Market Fixing Ltd. PM	0.046	04/13/2012	DUB		14,280	203	0	203
Pay	London Gold Market Fixing Ltd. PM	0.032	04/17/2012	SOG		7,160	71	0	71
Pay	London Gold Market Fixing Ltd. PM	0.044	04/18/2012	MYC		5,820	63	0	63
Pay	London Gold Market Fixing Ltd. PM	0.044	04/27/2012	DUB		7,920	138	0	138
Pay	London Gold Market Fixing Ltd. PM	0.046	05/01/2012	GST		11,770	221	0	221
Pay	London Gold Market Fixing Ltd. PM	0.046	05/01/2012	SOG		4,250	80	0	80
Pay	London Gold Market Fixing Ltd. PM	0.044	05/09/2012	GST		8,720	133	0	133
Pay	London Gold Market Fixing Ltd. PM	0.037	05/29/2012	DUB		18,010	105	0	105
Pay	NYMEX Natural Gas May Futures	0.209	04/25/2012	JPM		1,310	(7)	0	(7)
Pay	NYMEX Natural Gas May Futures	0.214	04/25/2012	SOG		1,040	3	0	3
Pay	NYMEX Natural Gas May Futures	0.215	04/25/2012	JPM		1,690	46	0	46
Pay	NYMEX Natural Gas May Futures	0.244	04/25/2012	SOG		3,620	(11)	0	(11)
Pay	NYMEX Natural Gas May Futures	0.246	04/25/2012	JPM		2,850	103	0	103
Pay	NYMEX Natural Gas May Futures	0.248	04/25/2012	SOG		190	7	0	7
Pay	NYMEX WTI Crude December Futures	0.137	11/13/2012	DUB		6,757	408	0	408
Pay	NYMEX WTI Crude May Futures	0.096	04/17/2012	DUB		8,420	340	0	340
Pay	NYMEX WTI Crude May Futures	0.106	04/17/2012	DUB		5,710	295	0	295
Receive	S&P GSCI Crude Oil Index	0.152	11/13/2012	DUB		6,410	(305)	0	(305)

							$2,109	$0	$2,109

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(j)	Purchased options outstanding on March 31, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC Brent Crude July Futures	GST	$140.000	06/11/2012	153	$383	$153
Call - OTC Corn July Futures	AZD	660.000	06/22/2012	750	1,700	1,116
Put - OTC Heating Oil December Futures	GST	250.000	11/27/2012	545	1,070	973
Put - OTC Heating Oil September Futures	DUB	250.000	08/28/2012	80	277	65
Put - OTC London Gold Market Fixing Ltd. PM	DUB	1,570.000	08/06/2012	10,000	870	273
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,565.000	08/06/2012	600	51	15
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	4,200	504	230
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	291	2,095	1,059
Call - OTC WTI Crude December Futures	FBF	120.000	11/17/2014	250	2,000	1,548
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	49	342	178
Call - OTC WTI Crude December Futures	SOG	130.000	11/17/2014	165	1,320	736
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	250	1,870	910
Put - OTC WTI Crude June Futures	MYC	70.000	06/29/2012	300	1,635	6

					$14,117	$7,262

(k)	Written options outstanding on March 31, 2012:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	291	$1,697	$(1,257)
Call - OTC Brent Crude December Futures	FBF	126.000	11/10/2014	250	2,075	(1,812)
Put - OTC Brent Crude December Futures	GST	86.000	11/12/2012	545	1,280	(905)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	49	353	(212)
Call - OTC Brent Crude December Futures	SOG	140.000	11/10/2014	165	1,336	(774)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	250	1,940	(1,080)
Put - OTC Brent Crude June Futures	MYC	82.250	06/29/2012	150	780	(4)
Put - OTC Brent Crude June Futures	MYC	82.500	06/29/2012	150	855	(4)
Put - OTC Brent Crude September Futures	DUB	88.000	08/13/2012	80	321	(56)
Call - OTC Corn December Futures	AZD	580.000	06/22/2012	750	1,428	(532)
Put - OTC Corn December Futures	DUB	450.000	11/23/2012	134	84	(84)
Put - OTC London Platinum Markets Fixing Ltd. PM	DUB	1,570.000	08/06/2012	10,000	870	(478)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	600	51	(28)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	4,200	542	(377)
Call - OTC RBOB Gasoline June Futures	GST	350.000	05/25/2012	153	434	(328)
Call - OTC WTI Crude May Futures vs. Brent Crude May Futures	GST	9.000	04/12/2012	130	325	(1,375)
Put - OTC WTI Crude May Futures vs. Brent Crude May Futures	GST	9.000	04/12/2012	130	325	0

					$14,696	$(9,306)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	4,000	$0	$(11)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		4,000	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		3,100	0	(9)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		3,100	0	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		6,600	0	(52)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		6,600	0	(7)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		7,800	0	(41)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		7,800	0	(14)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		30,100	355	(412)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		30,100	566	(476)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		68,200	598	(674)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		68,200	904	(685)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		94,000	1,108	(1,288)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		94,000	1,832	(1,486)

								$5,363	$(5,159)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$900	$11	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,000	98	(28)

						$109	$(30)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	63

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	788	$118,000	$2,243
Sales	22,833	761,200	34,569
Closing Buys	(4,927)	(440,700)	(16,265)
Expirations	0	0	0
Exercised	(667)	0	(379)

Balance at 03/31/2012	18,027	$438,500	$20,168

(l)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	113	04/2012	CBK	$0	$0	$0
Sell		79,751	04/2012	HUS	2,577	0	2,577
Sell		38,689	04/2012	JPM	862	0	862
Sell	BRL	8,256	04/2012	JPM	225	0	225
Buy		8,256	04/2012	MSC	0	(263)	(263)
Sell		8,256	06/2012	MSC	261	0	261
Buy	CAD	4,150	06/2012	BRC	0	(36)	(36)
Sell		42,696	06/2012	BRC	369	0	369
Sell		1,585	06/2012	UAG	7	0	7
Sell	CNY	3,782	06/2012	BRC	1	0	1
Buy		26,335	06/2012	CBK	33	0	33
Sell		22,601	06/2012	FBF	0	(6)	(6)
Buy	EUR	24,858	04/2012	CBK	254	0	254
Sell		18,347	04/2012	CBK	0	(993)	(993)
Sell		24,858	04/2012	HUS	0	(220)	(220)
Sell		1	04/2012	JPM	0	0	0
Buy		2,451	04/2012	UAG	21	0	21
Buy		70,886	05/2012	BRC	692	0	692
Sell		2,479	05/2012	BRC	0	(32)	(32)
Buy		449	05/2012	CBK	12	0	12
Sell		27,465	05/2012	CBK	1	(252)	(251)
Buy		5,028	05/2012	DUB	0	(14)	(14)
Buy		3,620	05/2012	JPM	59	0	59
Buy		536	05/2012	RBC	12	0	12
Sell		2,039	05/2012	RBC	16	0	16
Buy		1,270	05/2012	UAG	0	0	0
Buy		162	06/2012	UAG	2	0	2
Buy	GBP	4,182	04/2012	DUB	65	0	65
Sell		4,182	04/2012	GST	0	(135)	(135)
Sell		4,182	05/2012	DUB	0	(65)	(65)
Sell	INR	199,449	07/2012	BRC	0	(128)	(128)
Sell		65,004	07/2012	DUB	0	(78)	(78)
Sell		34,299	07/2012	GST	0	(46)	(46)
Sell		75,527	07/2012	HUS	0	(83)	(83)
Buy		475,935	07/2012	JPM	0	(151)	(151)
Sell		101,657	07/2012	JPM	0	(128)	(128)
Sell	JPY	816,273	06/2012	BRC	66	0	66
Buy	KRW	577	07/2012	UAG	0	0	0
Sell	MXN	265,000	05/2012	BRC	151	0	151
Sell		490,000	05/2012	UAG	0	(42)	(42)
Buy		8,823	06/2012	HUS	2	0	2
Sell		295,000	06/2012	HUS	0	(379)	(379)
Buy		334	06/2012	JPM	0	0	0
Sell		589	06/2012	MSC	0	0	0
Buy		2,368	06/2012	UAG	0	0	0
Sell	MYR	47	04/2012	BRC	0	(1)	(1)
Buy		9,385	04/2012	CBK	30	0	30
Sell		12,122	04/2012	JPM	0	(155)	(155)
Buy		2,784	04/2012	UAG	0	(8)	(8)
Sell	SGD	10	05/2012	DUB	0	0	0

					$5,718	$(3,215)	$2,503

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$3,964	$0	$3,964
Corporate Bonds & Notes
Banking & Finance	0	329,354	3,969	333,323
Industrials	0	15,676	487	16,163
Utilities	0	13,251	0	13,251
U.S. Government Agencies	0	719,957	1,890	721,847
U.S. Treasury Obligations	0	259,265	0	259,265
Mortgage-Backed Securities	0	301,580	458	302,038
Asset-Backed Securities	0	91,883	27,540	119,423
Sovereign Issues	0	130,560	0	130,560
Short-Term Instruments
Certificates of Deposit	0	5,039	0	5,039
Repurchase Agreements	0	130,308	0	130,308
Mexico Treasury Bills	0	81,565	0	81,565
U.S. Treasury Bills	0	1,195,922	0	1,195,922
PIMCO Short-Term Floating NAV Portfolios	1,065,897	0	0	1,065,897
Purchased Options
Commodity Contracts	0	7,256	6	7,262
	$1,065,897	$3,285,580	$34,350	$4,385,827

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$15,859	$11,315	$1,863	$29,037
Credit Contracts	0	410	0	410
Foreign Exchange Contracts	0	5,718	0	5,718
Interest Rate Contracts	0	603	0	603
	$15,859	$18,046	$1,863	$35,768

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(16,180)	(53,624)	(1,723)	(71,527)
Credit Contracts	0	(255)	0	(255)
Foreign Exchange Contracts	0	(3,215)	0	(3,215)
Interest Rate Contracts	0	(5,168)	(30)	(5,198)
	$(16,180)	$(62,262)	$(1,753)	$(80,195)

Totals	$1,065,576	$3,241,364	$34,460	$4,341,400

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,038	$0	$0	$(22)	$0	$(47)	$0	$0	$3,969	$(47)
Industrials	1,543	1,023	(2,067)	(30)	0	18	0	0	487	20
U.S. Government Agencies	2,051	0	(159)	0	0	(2)	0	0	1,890	(1)
Mortgage-Backed Securities	1,717	0	(1,252)	1	21	(29)	0	0	458	(33)
Asset-Backed Securities	27,900	23,888	(10,803)	130	122	294	0	(13,991)	27,540	6
Sovereign Issues	19,366	0	(19,406)	1	0	39	0	0	0	0
Purchased Options
Commodity Contracts	0	1,635	0	0	0	(1,629)	0	0	6	(1,629)

	$56,615	$26,546	$(33,687)	$80	$143	$(1,356)	$0	$(13,991)	$34,350	$(1,684)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$0	$0	$0	$0	$1,863	$0	$0	$1,863	$1,863

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	$(2)	$0	$(2,285)	$0	$1,050	$(486)	$0	$0	$(1,723)	$237
Interest Rate Contracts	(398)	0	0	0	195	173	0	0	(30)	54

	$(400)	$0	$(2,285)	$0	$1,245	$(313)	$0	$0	$(1,753)	$291

Totals	$56,215	$26,546	$(35,972)	$80	$1,388	$194	$0	$(13,991)	$34,460	$470

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	65

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$7,262	$0	$0	$0	$0	$7,262
Variation margin receivable on financial derivative instruments (2)	853	0	0	0	0	853
Unrealized appreciation on foreign currency contracts	0	0	0	5,718	0	5,718
Unrealized appreciation on OTC swap agreements	13,178	410	0	0	603	14,191

	$21,293	$410	$0	$5,718	$603	$28,024

Liabilities:
Written options outstanding	$9,306	$0	$0	$0	$5,189	$14,495
Variation margin payable on financial derivative instruments (2)	6,355	0	0	0	0	6,355
Unrealized depreciation on foreign currency contracts	0	0	0	3,215	0	3,215
Unrealized depreciation on OTC swap agreements	46,041	255	0	0	9	46,305

	$61,702	$255	$0	$3,215	$5,198	$70,370

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$(4,324)	$0	$0	$0	$210	$(4,114)
Net realized gain on futures contracts	18,678	0	0	0	1,800	20,478
Net realized gain on written options	5,539	101	0	0	1,969	7,609
Net realized (loss) on swaps	(40,909)	(315)	0	0	(4,408)	(45,632)
Net realized (loss) on foreign currency transactions	0	0	0	(3,715)	0	(3,715)

	$(21,016)	$(214)	$0	$(3,715)	$(429)	$(25,374)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(6,836)	$0	$950	$0	$0	$(5,886)
Net change in unrealized appreciation (depreciation) on futures contracts	(2,808)	0	0	0	65	(2,743)
Net change in unrealized appreciation (depreciation) on written options	4,295	(44)	0	0	561	4,812
Net change in unrealized appreciation (depreciation) on swaps	(68,312)	117	0	0	307	(67,888)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2,013	0	2,013

	$(73,661)	$73	$950	$2,013	$933	$(69,692)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(321) as reported in the Notes to Schedule of Investments.

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO CommoditiesPLUS® Strategy Fund			PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
AZD	$(532)	$0	$(532)	$544	$(1,320)	$(776)
BOA	65	0	65	0	0	0
BRC	44	0	44	(3,203)	23,120	19,917
CBK	(1,857)	1,780	(77)	13	0	13
DUB	(6,005)	6,191	186	3,142	(8,240)	(5,098)
FBF	(1,742)	2,049	307	(8,061)	63,396	55,335
GLM	0	0	0	(5,426)	17,990	12,564
GST	(2,781)	2,019	(762)	1,359	(2,530)	(1,171)
HUS	3,718	(3,820)	(102)	0	0	0
JPM	430	(290)	140	(9,910)	66,826	56,916
MSC	(2)	184	182	0	0	0
MYC	77	(470)	(393)	(2,762)	1,117	(1,645)
RBC	0	0	0	28	0	28
RYL	4	0	4	0	0	0
SOG	54	(20)	34	150	0	150
UAG	(197)	260	63	(2,460)	3,478	1,018

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 6 Principal Risks in the Notes to Financial Statements for more information regarding Credit and Counterparty Risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	67

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.9%

BANKING & FINANCE 1.9%
BNP Paribas S.A.
1.482% due 01/10/2014	$250	$245
HSBC Bank PLC
1.367% due 01/17/2014	250	251
ING Bank NV
1.875% due 06/09/2014	250	247

Total Corporate Bonds & Notes (Cost $733)		743

U.S. TREASURY OBLIGATIONS 50.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016	1,130	1,194
0.125% due 01/15/2022	2,704	2,769
0.625% due 07/15/2021 (g)(h)(i)	5,712	6,181
1.125% due 01/15/2021	2,072	2,333
1.375% due 01/15/2020	1,048	1,204
2.000% due 07/15/2014	1,202	1,310
2.375% due 01/15/2025	3,607	4,590
2.500% due 01/15/2029	422	558

Total U.S. Treasury Obligations (Cost $19,825)		20,139

	SHARES
MUTUAL FUNDS (d)(e) 14.7%
PIMCO Emerging Markets Currency Fund	561,037	5,908

Total Mutual Funds (Cost $5,705)		5,908

	OUNCES	MARKET VALUE (000S)
COMMODITY 0.4%
Gold Bullion (a)	100	$167

Total Commodity (Cost $173)		167

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.8%

REPURCHASE AGREEMENTS 3.5%
Banc of America Securities LLC
0.100% due 04/02/2012	$700	700
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.250% due 10/31/2013 valued at $715. Repurchase proceeds are $700.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	708	708
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $731. Repurchase proceeds are $708.)

		1,408

U.S. TREASURY BILLS 3.1%
0.144% due 05/03/2012 - 09/27/2012 (b)(f)(h)	1,218	1,217

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 25.2%
PIMCO Short-Term Floating NAV Portfolio	1,009,842	$10,120

Total Short-Term Instruments (Cost $12,740)		12,745

PURCHASED OPTIONS (k) 0.5%
(Cost $281)		202

Total Investments 99.5% (Cost $39,457)		$39,904

Written Options (l) (0.3%) (Premiums $131)		(127)

Other Assets and Liabilities (Net) 0.8%		290

Net Assets 100.0%		$40,067

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Non-income producing commodity.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Institutional Class Shares of each Fund.
(f)	Securities with an aggregate market value of $572 have been pledged as collateral as of March 31, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $322 at a weighted average interest rate of 0.220%. On March 31, 2012, securities valued at $326 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $192 and cash of $18 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Brent Crude December Futures	Long	11/2013	4	$0
Gold 100 oz. June Futures	Long	06/2012	4	1

				$1

(i)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $88 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.000%	06/20/2022	$	2,100	$23	$(10)

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(j)	OTC swap agreements outstanding on March 31, 2012:

Total Return Swaps on Indices (Commodities & Equities)
Pay/Receive	Underlying Reference	# of Units	Financing Rate (1)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	1,408	3-Month U.S. Treasury Bill rate plus a specified spread	$	3,530	04/26/2012	BRC	$(6)
Receive	DJUBSF3T Index	5,508	3-Month U.S. Treasury Bill rate plus a specified spread		3,420	04/26/2012	BRC	(11)
Receive	DJUBSGC Index	16,433	0.150%		3,470	04/26/2012	BRC	24
Receive	DWRTFT Index	702	1-Month USD-LIBOR less a specified spread		3,976	08/31/2012	FCT	197

								$204

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(k)	Purchased options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME E-mini S&P 500 Index December Futures	1,250.000	12/21/2012	75	$172	$166
Put - CME E-mini S&P 500 Index June Futures	1,000.000	06/15/2012	200	78	11
Put - CME E-mini S&P 500 Index June Futures	1,320.000	06/15/2012	30	31	25

				$281	$202

(l)	Written options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CME E-mini S&P 500 Index December Futures	1,150.000	12/21/2012	75	$107	$(105)
Call - CME E-mini S&P 500 Index June Futures	1,500.000	06/15/2012	105	24	(22)

				$131	$(127)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Premium
Balance at 08/31/2011	0	$0
Sales	180	131
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 03/31/2012	180	$131

(m)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	500	04/2012	HUS	$16	$0	$16
Buy		80	04/2012	UAG	0	0	0
Sell	CNY	653	06/2012	DUB	0	(1)	(1)
Sell	EUR	391	04/2012	CBK	0	(21)	(21)
Buy	GBP	311	06/2012	BRC	8	0	8
Sell		321	06/2012	UAG	0	(7)	(7)

					$24	$(29)	$(5)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	69

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$743	$0	$743
U.S. Treasury Obligations	0	20,139	0	20,139
Mutual Funds	5,908	0	0	5,908
Commodity	167	0	0	167
Short-Term Instruments
Repurchase Agreements	0	1,408	0	1,408
U.S. Treasury Bills	0	1,217	0	1,217
PIMCO Short-Term Floating NAV Portfolios	10,120	0	0	10,120
Purchased Options
Equity Contracts	0	202	0	202
	$16,195	$23,709	$0	$39,904

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$1	$24	$0	$25
Equity Contracts	0	197	0	197
Foreign Exchange Contracts	0	24	0	24
	$1	$245	$0	$246

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(17)	0	(17)
Equity Contracts	0	(127)	0	(127)
Foreign Exchange Contracts	0	(29)	0	(29)
Interest Rate Contracts	0	(10)	0	(10)
	$0	$(183)	$0	$(183)

Totals	$16,196	$23,771	$0	$39,967

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$202	$0	$0	$202
Variation margin receivable on financial derivative instruments (2)	8	0	0	0	13	21
Unrealized appreciation on foreign currency contracts	0	0	0	24	0	24
Unrealized appreciation on OTC swap agreements	24	0	197	0	0	221

	$32	$0	$399	$24	$13	$468

Liabilities:
Written options outstanding	$0	$0	$127	$0	$0	$127
Unrealized depreciation on foreign currency contracts	0	0	0	29	0	29
Unrealized depreciation on OTC swap agreements	17	0	0	0	0	17

	$17	$0	$127	$29	$0	$173

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$1	$0	$(87)	$0	$0	$(86)
Net realized gain on futures contracts	7	0	0	0	118	125
Net realized gain (loss) on swaps	(80)	0	547	0	0	467
Net realized gain on foreign currency transactions	0	0	0	11	0	11

	$(72)	$0	$460	$11	$118	$517

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(79)	$0	$0	$(79)
Net change in unrealized appreciation on futures contracts	1	0	0	0	0	1
Net change in unrealized appreciation on written options	0	0	4	0	0	4
Net change in unrealized appreciation on swaps	7	0	197	0	(10)	194
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(5)	0	(5)

	$8	$0	$122	$(5)	$(10)	$115

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(10) as reported in the Notes to Schedule of Investments.

(p)	Collateral Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral Pledged	Net Exposures (1)
	PIMCO Inflation Response Multi-Asset Fund			PIMCO Cayman Commodity Fund VII Ltd. (Subsidiary)
BRC	$8	$0	$8	$7	$572	$579
CBK	(21)	0	(21)	0	0	0
DUB	(1)	0	(1)	0	0	0
FCT	197	0	197	0	0	0
HUS	16	0	16	0	0	0
UAG	(7)	0	(7)	0	0	0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 6 Principal Risks in the Notes to Financial Statements for more information regarding Credit and Counterparty Risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	71

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Class D, Class A, Class B, Class C and Class R shares of seven funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO Real IncomeTM 2019 Fund, PIMCO Real Income 2029 Fund® and the PIMCO Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Real IncomeTM 2019 Fund, PIMCO Real Income 2029 Fund® and the PIMCO Real Return Asset Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

72	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2012

The PIMCO Real IncomeTM 2019 Fund and PIMCO Real Income 2029 Fund®s’ distribution strategy is designed to provide a monthly distribution adjusted for inflation until each Fund’s final maturity date. Each Fund’s monthly distribution will primarily consist of its net investment income and will likely include principal from the inflation-indexed bonds that have recently matured or proceeds from the sale of securities. A portion of a monthly distribution will likely consist of a return of capital to shareholders. This means that over the life of the Fund you will likely receive a portion of your investment back as part of each monthly distribution. This also means that, the closer a new or subsequent investment is to the maturity date of the Fund, the greater the monthly distribution rate will be for that investment. This is because you will receive a greater portion of that investment back in a monthly distribution due to the shorter time horizon.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(g) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management anticipates certain Funds may recognize additional borrowing expense (interest expense) as a result of the change of accounting treatment. The magnitude of this change has not been determined at this time.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2011, FASB issued an ASU to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S.

ANNUAL REPORT	MARCH 31, 2012	73

Notes to Financial Statements (Cont.)

dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Physical commodities such as gold derive their value from the underlying asset’s price of which the commodity is delivered against. The asset is typically a future contract or similar instrument which is agreed upon between the investment manager and trading counterparty and is detailed in the trade agreement. Physical commodities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are

74	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2012

observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data

(e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser (the “Adviser”), Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses these fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

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Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2012, the Funds had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects

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of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2012 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary

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Notes to Financial Statements (Cont.)

authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against

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amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity

Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into a Fund’s custody account. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into commodity forward, credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing

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Notes to Financial Statements (Cont.)

market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  Certain Funds may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities

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in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2012 for which a Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate”

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or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

6. PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds and/or Acquired Funds in the case of the PIMCO Fund of Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

PIMCO Fund of Funds  Because the PIMCO Fund of Funds invest substantially all of their respective assets in Underlying PIMCO Funds (or Acquired Funds), the risks associated with investing in the PIMCO Fund of Funds are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds (or Acquired Funds). The ability of the PIMCO Fund of Funds to achieve their respective investment objectives will depend upon the ability of the Underlying PIMCO Funds (or Acquired Funds) to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund (or Acquired Funds) will be achieved. The net asset value of a PIMCO Fund of Funds will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds (or Acquired Funds) in which it invests. The extent to which the investment performance and risks associated with the PIMCO Fund of Funds correlate to those of a particular Underlying PIMCO Fund (or Acquired Fund) will depend upon the extent to which the assets of the PIMCO Fund of Funds are allocated from time to time for investment in the Underlying PIMCO Fund (or Acquired Fund), which will vary.

Investing in Underlying PIMCO Funds (or Acquired Funds) involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds (or Acquired Funds).

The investment performance depends upon how its assets are allocated and reallocated according to the PIMCO Fund of Fund’s asset allocation targets and ranges. A principal risk of investing in each PIMCO Fund of Funds is that the PIMCO Fund of Fund’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds (or Acquired Funds) that will provide consistent, quality performance for the PIMCO Fund of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund (or Acquired Fund) that performs poorly or underperforms other Underlying PIMCO Funds (or Acquired Funds) under various market conditions.

In the normal course of business the Underlying PIMCO Funds (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly

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over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of a PIMCO Fund of Funds) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of a PIMCO Fund of Funds) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds). A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) subsequently decreases, the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types,

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Notes to Financial Statements (Cont.)

they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUS® SHORT STRATEGY FUND, PIMCO COMMODITIESPLUS® STRATEGY FUND AND PIMCO INFLATION RESPONSE MULTI-ASSET FUND (“Consolidated Funds”)

PIMCO Cayman Commodity Fund III, IV and VII (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Funds’ investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity

84	PIMCO REAL RETURN STRATEGY FUNDS

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Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2012 of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUS® Short Strategy Fund (the “CPSS Fund”)	PIMCO Cayman Commodity Fund IV Ltd. (the “CPSS Subsidiary”)	04/14/2010	05/07/2010	$3,705	$959	25.9%
PIMCO CommoditiesPLUS® Strategy Fund (the “CPS Fund”)	PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”)	04/14/2010	05/07/2010	4,297,257	855,775	19.9
PIMCO Inflation Response Multi-Asset Fund (the “IRMA Fund”)	PIMCO Cayman Commodity Fund VII Ltd. (the “IRMA Subsidiary”)	08/01/2011	08/31/2011	40,067	1,725	4.3

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), formerly known as Allianz Global Investors of America L.P., and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Class D (1)	A, B, C and R Classes
PIMCO Real IncomeTM 2019 Fund	0.19%		0.20%	0.30%	0.60%	0.35%
PIMCO Real Income 2029 Fund®	0.19%		0.20%	0.30%	0.60%	0.35%
PIMCO Real Return Asset Fund	0.30%		0.25%	0.35%	N/A	N/A
PIMCO Real Estate Real Return Strategy Fund	0.49%		0.25%	0.35%	0.65%	0.40%	(3)
PIMCO CommoditiesPLUS® Short Strategy Fund	0.54%		0.25%	0.35%	0.75%	0.50%
PIMCO CommoditiesPLUS® Strategy Fund	0.49%		0.25%	0.35%	0.75%	0.50%
PIMCO Inflation Response Multi-Asset Fund	0.65%	(2)	0.25%	0.35%	0.70%	0.45%

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	PIMCO has contractually agreed, through July 31, 2013, to waive 0.10% of the Investment Advisory Fee to 0.55%.
(3)	Effective May 1, 2011, the class’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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Notes to Financial Statements (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates the Distributor or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO Real Estate Real Return Strategy, PIMCO CommoditiesPLUS® Short Strategy, PIMCO CommoditiesPLUS® Strategy and PIMCO Inflation Response Multi-Asset Funds	0.75%	0.25%
All other Funds	0.50%	0.25%
Class R
All Funds	0.25%	0.25%

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2012, the Distributor received $18,790,288 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has contractually agreed to waive a portion of the PIMCO Real IncomeTM 2019 Fund, PIMCO Real Income 2029 Fund®, PIMCO CommoditiesPLUS® Short Strategy Fund and PIMCO Inflation Response Multi-Asset Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2012, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Real IncomeTM 2019 Fund	$41
PIMCO Real Income 2029 Fund®	41
PIMCO CommoditiesPLUS® Short Strategy Fund	22
PIMCO Inflation Response Multi-Asset Fund	35

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the IRMA Fund’s assets.

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PIMCO has contractually agreed, through July 31, 2013, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2012, the amount was $20,159.

Each Commodity Subsidiary has entered into a separate contract with PIMCO for the management of each Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from each Commodity Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by each Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with each Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended March 31, 2012, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO CommoditiesPLUS® Short Strategy Fund	$9
PIMCO CommoditiesPLUS® Strategy Fund	3,251
PIMCO Inflation Response Multi-Asset Fund	6

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fees amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$36,916	$152,054
PIMCO RealEstateRealReturn Strategy Fund	1,056	3,519
PIMCO CommoditiesPLUS® Strategy Fund	67,035	0

The IRMA Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2012 (amounts in thousands):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 08/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation	Market Value 03/31/2012	Dividend Income
PIMCO Emerging Markets Currency Fund	$0	$6,302	$(555)	$(42)	$203	$5,908	$34
PIMCO Short-Term Floating NAV Portfolio	0	17,914	(7,800)	1	5	10,120	13
Totals	$0	$24,216	$(8,355)	$(41)	$208	$16,028	$47

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay

ANNUAL REPORT	MARCH 31, 2012	87

Notes to Financial Statements (Cont.)

Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended March 31, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2012	Dividend Income
PIMCO Real Return Asset Fund	$30,676	$2,053,853	$(1,987,900)	$90	$31	$96,750	$353
PIMCO RealEstateRealReturn Strategy Fund	94,383	2,864,818	(2,819,800)	131	8	139,540	518
PIMCO CommoditiesPLUS® Short Strategy Fund	1,203	7,904	(8,200)	(1)	0	906	5
PIMCO CommoditiesPLUS® Strategy Fund	549,134	1,804,270	(1,287,900)	47	346	1,065,897	1,770

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real IncomeTM 2019 Fund	$24,717	$12,675	$0	$0
PIMCO Real Income 2029 Fund®	14,762	4,058	0	0
PIMCO Real Return Asset Fund	8,220,316	8,788,872	358,493	594,086
PIMCO RealEstateRealReturn Strategy Fund	6,686,809	5,888,262	257,096	267,572
PIMCO CommoditiesPLUS® Short Strategy Fund	620	516	1,414	1,865
PIMCO CommoditiesPLUS® Strategy Fund	1,315,682	452,571	533,628	292,115
PIMCO Inflation Response Multi-Asset Fund	54,772	35,073	8,886	2,457

88	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2012

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Real IncomeTM 2019 Fund				PIMCO Real Income 2029 Fund (1)				PIMCO Real Return Asset Fund (2)(7)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	230	$2,109	350	$3,322	101	$1,102	115	$1,164	65,537	$778,226	118,513	$1,386,548
Class P	157	1,452	101	947	231	2,541	77	755	1,897	22,899	98	1,062
Class D	585	5,315	140	1,323	641	6,994	103	1,046	0	0	0	0
Class A	885	8,056	523	4,931	391	4,258	68	695	0	0	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	542	4,913	249	2,382	103	1,092	52	522	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	54	490	44	425	26	283	25	252	36,848	421,925	18,444	207,655
Class P	22	196	1	13	6	63	1	6	118	1,340	1	5
Class D	37	329	4	38	13	147	1	13	0	0	0	0
Class A	96	871	31	295	7	77	1	12	0	0	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	15	135	5	46	2	17	0	3	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(481)	(4,424)	(77)	(719)	(48)	(520)	(78)	(771)	(132,277)	(1,662,122)	(276,514)	(3,209,147)
Class P	(50)	(446)	(12)	(115)	(118)	(1,291)	(9)	(89)	(742)	(8,780)	(15)	(167)
Class D	(197)	(1,769)	(49)	(467)	(238)	(2,597)	(34)	(350)	0	0	0	0
Class A	(339)	(3,064)	(74)	(692)	(95)	(1,038)	(21)	(214)	0	0	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	(68)	(619)	(72)	(670)	(25)	(267)	(48)	(488)	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	1,488	$13,544	1,164	$11,059	997	$10,861	253	$2,556	(28,619)	$(446,512)	(139,473)	$(1,614,044)

ANNUAL REPORT	MARCH 31, 2012	89

Notes to Financial Statements (Cont.)

	PIMCO RealEstateRealReturn Strategy Fund (3)(7)				PIMCO CommoditiesPLUS® Short Strategy Fund (4)(8)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Period from 08/17/2010 to 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	179,020	$863,213	287,191	$1,320,357	299	$2,500	1,039	$9,897
Class P	9,412	46,835	3,192	14,773	2	19	1	10
Class D	29,797	144,611	17,863	81,712	1,541	12,712	176	1,484
Class A	29,509	142,697	13,270	59,829	163	1,369	37	309
Class B	92	423	167	706	0	0	0	0
Class C	8,212	37,602	5,230	22,348	20	176	4	35
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	63,158	305,358	22,971	102,845	1	9	0	0
Class P	693	3,347	197	882	0	0	0	0
Class D	3,677	17,149	1,927	8,341	0	0	0	0
Class A	3,968	18,448	1,890	8,195	0	1	0	0
Class B	106	465	148	612	0	0	0	0
Class C	1,489	6,530	788	3,259	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(121,089)	(609,902)	(59,588)	(277,033)	(414)	(3,582)	(603)	(5,000)
Class P	(2,415)	(11,849)	(1,256)	(5,290)	(2)	(18)	0	0
Class D	(11,401)	(53,812)	(15,144)	(66,642)	(1,671)	(13,900)	(11)	(93)
Class A	(14,998)	(70,608)	(10,029)	(43,575)	(137)	(1,140)	(17)	(143)
Class B	(393)	(1,783)	(391)	(1,651)	0	0	0	0
Class C	(3,789)	(16,764)	(1,773)	(7,424)	(12)	(106)	0	0
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	175,048	$821,960	266,653	$1,222,244	(210)	$(1,960)	626	$6,499

(1)	As of March 31, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 21% of the Fund.
(2)	As of March 31, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 89% of the Fund.
(3)	As of March 31, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 72% of the Fund.
(4)	As of March 31, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 73% of the Fund.
(5)	As of March 31, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 83% of the Fund.
(6)	As of March 31, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 66% of the Fund.
(7)

The PIMCO All Asset and All Asset All Authority Funds, related parties to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

(8)

Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

90	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2012

PIMCO CommoditiesPLUS® Strategy Fund (5)(7)				PIMCO Inflation Response Multi-Asset Fund (6)
Year Ended 03/31/2012		Period from 05/28/2010 to 03/31/2011		Period from 08/31/2011 to 03/31/2012
Shares	Amount	Shares	Amount	Shares	Amount

271,761	$3,193,459	174,703	$2,092,618	3,591	$34,549
16,549	185,966	237	3,235	30	302
3,992	49,460	2,580	34,432	172	1,701
4,618	57,040	1,044	14,268	225	2,224
0	0	0	0	0	0
642	8,034	644	8,585	83	818
25	299	2	33	1	10

28,193	319,743	394	5,066	49	465
65	715	0	2	0	1
561	6,507	1	13	0	5
263	3,043	0	5	1	6
0	0	0	0	0	0
114	1,346	0	4	1	6
2	25	0	0	0	0

(86,225)	(1,222,194)	(27,651)	(296,073)	(38)	(363)
(1,189)	(13,674)	(4)	(59)	0	0
(2,585)	(31,136)	(190)	(2,553)	(30)	(302)
(1,606)	(19,360)	(346)	(4,647)	(12)	(119)
0	0	0	0	0	0
(668)	(8,004)	(31)	(415)	(6)	(59)
(6)	(67)	0	(3)	0	0

234,506	$2,531,202	151,383	$1,854,511	4,067	$39,244

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® in which the IRS specifically concluded that income

ANNUAL REPORT	MARCH 31, 2012	91

Notes to Financial Statements (Cont.)

derived from the Fund’s investment in its Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Fund. Based on such rulings, the Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. Note that the loss from the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2012, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral	Qualified Late-Year Loss Deferral
PIMCO Real IncomeTM 2019 Fund	$0	$0	$1,105	$(60)	$0	$0	$0
PIMCO Real Income 2029 Fund®	0	0	982	(9)	0	0	0
PIMCO Real Return Asset Fund	57,122	13,053	94,726	(16,944)	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	252,584	5,873	18,883	(10,080)	(57,722)	0	0
PIMCO CommoditiesPLUS® Short Strategy Fund	916	0	(24)	0	(112)	0	0
PIMCO CommoditiesPLUS® Strategy Fund	8,575	0	781	(1,168)	(785)	0	0
PIMCO Inflation Response Multi-Asset Fund	382	0	510	0	0	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

As of March 31, 2012, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands) (4)
	2013	2014	2015	2016	2017	2018	2019
PIMCO RealEstateRealReturn Strategy Fund*	$0	$0	$0	$0	$8,531	$49,191	$0

Under the recently enacted Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. Note that post-enactment losses must be used before pre-enactment losses are used. As of March 31, 2012, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term (4)
PIMCO CommoditiesPLUS® Strategy Fund	$785	$0
PIMCO CommoditiesPLUS® Short Strategy Fund*	110	2

(4)	Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gains subject to certain limitations.

92	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2012

As of March 31, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
PIMCO Real IncomeTM 2019 Fund	$28,526	$1,104	$0	$1,104
PIMCO Real Income 2029 Fund®	17,346	984	(2)	982
PIMCO Real Return Asset Fund	3,062,042	124,488	(27,310)	97,178
PIMCO RealEstateRealReturn Strategy Fund	2,808,254	44,817	(22,807)	22,010
PIMCO CommoditiesPLUS® Short Strategy Fund	3,648	4	(23)	(19)
PIMCO CommoditiesPLUS® Strategy Fund	4,391,709	11,334	(17,216)	(5,882)
PIMCO Inflation Response Multi-Asset Fund	39,461	538	(95)	443

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, and passive foreign investment companies for federal income tax purposes.

For the fiscal years ended March 31, 2012 and March 31, 2011, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2012			March 31, 2011
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
PIMCO Real IncomeTM 2019 Fund	$535	$53	$2,151	$272	$29	$966
PIMCO Real Income 2029 Fund®	317	42	300	187	36	101
PIMCO Real Return Asset Fund	343,318	80,668	0	157,194	51,338	0
PIMCO RealEstateRealReturn Strategy Fund	344,837	13,281	0	128,023	0	0
PIMCO CommoditiesPLUS® Short Strategy Fund	10	0	0	0	0	0
PIMCO CommoditiesPLUS® Strategy Fund	342,710	0	0	5,089	10	0
PIMCO Inflation Response Multi-Asset Fund	484	0	0	N/A	N/A	N/A

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

15. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were available to be issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

ANNUAL REPORT	MARCH 31, 2012	93

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of each of PIMCO Real IncomeTM 2019 Fund, PIMCO Real Income 2029 Fund®, PIMCO Real Return Asset Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (seven series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2012, the results of each of their operations and the changes in each of their net assets, the cash flows for PIMCO Real Return Asset Fund and PIMCO RealEstateRealReturn Strategy Fund and the financial highlights of the Funds for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund) and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2012

94	PIMCO REAL RETURN STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FCT	Credit Suisse Capital LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RDR	RBC Dain Rausher, Inc.
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	JPS	JPMorgan Securities, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	PHP	Philippine Peso
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	KRW	South Korean Won	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYSE	New York Stock Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	OTC	Over-the-Counter
COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange

Index Abbreviations:
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	FRCPXTOB	France Consumer Price ex-Tobacco Index
CAL12BRENT	2012 Calendar Brent	DJUBSGC	Dow Jones-UBS Gold Sub-Index	GOCOCAL CAL12	2012 Calendar Margin ICE Gasoil vs Brent
CAL12LLS	2012 Calendar Light Louisiana Sweet Crude	DJUBSHG	Dow Jones-UBS Copper Sub-Index	GSCI	Goldman Sachs Commodity Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	LSFOCOCAL12	2012 Calendar Margin Platts Northwest Europe 1% Fuel Oil Cargoes vs Brent
CODUBKM12	2012 Calendar Dubai vs. Brent Crack	DTDBRTCO CAL12	2012 Calendar Dated Brent Margin	MOTC3112	S&P GSCI Copper Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NGCAL19	2019 Calendar Natural Gas
CSCUS1TR	Credit Suisse Customized Total Return Index 1	EUMARGIN CAL12	2012 Calendar European Refined Margin	Q3LLS12	3rd Quarter of 2012 Light Louisiana Sweet Crude
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	EUROBOBCO CAL12	2012 Calendar Margin Eurobob Gasoline vs Brent	QSCOCAL13	2013 Calendar Margin ICE Gasoil vs Brent
DJUBHGTR	Dow Jones-UBS Copper Sub-Index Total Return	EUROJETCOCAL12	2012 Calendar Margin NWE CIF Jet vs Brent	RBOBCO 4Q12	4th Quarter of 2012 Margin RBOB Gasoline vs Brent
DJUBS	Dow Jones-UBS Commodity Index	FOCOCAL13	2013 Calendar Margin Platts NWE 1% FBO CGO Fuel vs Brent Crack	SPGCICP	S&P GSCI Copper Index Excess Return
DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	oz.	Ounce
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration

ANNUAL REPORT	MARCH 31, 2012	95

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2012) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2012 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2012 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO Real IncomeTM 2019 Fund	0.00%	0.00%	$2,450	$0
PIMCO Real Income 2029 Fund®	0.00%	0.00%	599	0
PIMCO Real Return Asset Fund	0.04%	0.04%	77,375	235,307
PIMCO RealEstateRealReturn Strategy Fund	0.01%	0.01%	111,867	60,624
PIMCO CommoditiesPLUS® Short Strategy Fund	0.00%	0.00%	0	0
PIMCO CommoditiesPLUS® Strategy Fund	0.00%	0.00%	27,089	0
PIMCO Inflation Response Multi-Asset Fund	0.00%	0.00%	190	9

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2013, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2012.

96	PIMCO REAL RETURN STRATEGY FUNDS

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call the Trust at 1-866-746-2602 or visit our website at www.pimco.com/investments.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director and member of Executive Committee, PIMCO.	161	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust; Chairman and Trustee, PIMCO Equity Series; Chairman and Trustee, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present); Formerly, Chairman and Director, PCM Fund, Inc. Formerly Chairman and Director PIMCO Strategic Global Government Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to present	Managing Director, Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management L.P.	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to present	Private Investor. Formerly, President, Houston Zoo.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	04/1987 to 02/1993 and 02/1995 to present	Private Investor.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT; Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies).	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Formerly, Director, Ameron International (manufacturing). Formerly Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	155	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (1938) Trustee	07/1993 to 02/1995 and 08/1995 to present	Private Investor.	155	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2012	97

Management of the Trust (Cont.)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (1959) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO and Senior Vice President, PIMCO.

William H. Gross (1944) Senior Vice President	04/1987 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (1962) Vice President-Senior Counsel, Secretary	05/2005 to present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (1970) Vice President	05/2008 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Eric D. Johnson (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

John P. Hardaway (1957) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

98	PIMCO REAL RETURN STRATEGY FUNDS

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder invested. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transaction with a shareholder, information captured on the Funds’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

ANNUAL REPORT	MARCH 31, 2012	99

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF3007AR_033112

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2012

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Moderate Duration Fund

PIMCO Money Market Fund

PIMCO Short-Term Fund

Share Classes

■	Institutional
■	M
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		14
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		28
Statements of Operations		32
Statements of Changes in Net Assets		34
Notes to Financial Statements		111
Report of Independent Registered Public Accounting Firm		132
Glossary		133
Federal Income Tax Information		134
Management of the Trust		135
Privacy Policy		137

Fund	Fund Summary	Schedule of Investments

PIMCO Government Money Market Fund	6	36
PIMCO Investment Grade Corporate Bond Fund	7	37
PIMCO Low Duration Fund	8	55
PIMCO Low Duration Fund II	9	71
PIMCO Low Duration Fund III	10	77
PIMCO Moderate Duration Fund	11	86
PIMCO Money Market Fund	12	97
PIMCO Short-Term Fund	13	98

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

During the reporting period, market volatility reached a state of heightened intensity brought on by a number of diverse yet inter-related events. In response, investors oscillated between being either “risk on” or “risk off” throughout the period, which further contributed to overall market volatility. The European sovereign debt crisis, in particular, amplified global concerns over a Greek default, systemic contagion to the rest of the region and the negative impact such a sovereign default (or defaults) would have on the global banking sector. The European Central Bank initiated a number of long-term debt refinancing programs, via large injections of liquidity, to help contain the crisis and stabilize the European banking system. Nonetheless, several Eurozone countries struggled to implement austerity measures mandated by interim technocratic governments, which led to sovereign debt downgrades by the major rating agencies.

In early March, Greece completed an orderly debt swap with private creditors and worked towards restructuring the majority of its public debt. The European Union, via the European Central Bank, agreed to provide Greece with billions of euros in financing over time to help recapitalize Greek banks and support the government. This “organized Greek default” (orchestrated via coordinated efforts globally) contributed to improved investor confidence. However, we believe the European sovereign debt crisis is far from over and should remain a factor causing continued sovereign credit market downside. The Eurozone crisis highlights a number of problems facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, currency rigidity, and high sovereign debt levels.

Within the U.S., polarization in Washington led to political theatrics over the debt ceiling debate. At its most recent conclusion, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s, highlighting the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Expanded quantitative easing policies by the Federal Reserve helped provide needed stimulus to a struggling economy and better than expected automobile and manufacturing output provided signs of modest improvement for the U.S. economy. In addition, the overall rate of U.S. unemployment declined over the period, which was an encouraging development though far from being at a level near full employment.

Finally, ongoing social unrest and political uncertainty in the Middle East and North Africa caused instability in the region. The uprising in Syria and Iran’s “saber rattling” in response to Western economic sanctions continue to cause concern worldwide. Most troublesome, the rising tension between Iran and Israel exerted upward pressure on oil prices at a time when the global economy is beginning to show clear signs of slowdown from its 2009-2011 cyclic uptick.

The heightened unpredictability inherent in the markets today present investors with an unusual set of global dynamics that exhibit both increased risks and challenges but also potential opportunities. We believe that such unpredictability can translate into strategies that are generally defensive in nature yet are also flexible enough to be offensive as investment opportunities arise globally. Investor paralysis has never been a legitimate investment option.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower (and prices therefore higher) as investors favored higher quality assets due primarily to ongoing concerns over the European sovereign debt crisis. The yield on the benchmark ten-year U.S. Treasury note yielded 2.21%, or 1.26% lower than on March 31, 2011. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the European Central Bank reduced its main policy rate to 1.00%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 7.71% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 12.20%, as represented by the Barclays Capital U.S. TIPS Index. TIPS gained on lower real yields across the maturity curve, as shorter maturity real yields fell significantly due to rising crude oil prices towards the latter part of the period. Longer-dated real yields rallied

2	PIMCO SHORT DURATION STRATEGY FUNDS

following “Operation Twist” as well as due to strong institutional demand for the asset class. TIPS outperformed nominal U.S. Treasuries; while real and nominal yields rallied fairly in-line with each other, TIPS benefited from strong inflation accruals as inflation ran close to 3% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries due to healthy demand from investors (namely banks, money managers, real estate investment trusts (“REITs”), and non-U.S. institutions) as well as from diminished fears of a widespread refinancing wave. Commercial mortgage-backed securities (“CMBS”) also outperformed like-duration U.S. Treasuries amid strong investor demand for high-quality spread investments.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns over the period. The positive returns were largely driven by heavy inflows into the market on declining investor concerns over widespread municipal defaults. Municipal returns were also supported by a relatively light new-issue calendar over the period. Demand for BABs remained strong as these securities continue to provide attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Investor risk sentiment changed periodically during the reporting period. When risk appetite did emerge, emerging market (“EM”) local sovereign debt and local currencies performed well. However, the period was predominately risk-off, driven largely by the European sovereign debt crisis, and U.S. dollar-denominated EM sovereign debt therefore outperformed other EM asset classes over the entire reporting period as investors sought some relative safety. Each EM fixed income asset class posted positive returns over the period except for EM currencies, which tend to be most responsive to changes in global risk sentiment.

■

U.S. equities, as measured by the S&P 500 Index, returned 8.54% due to increased investor risk appetite towards the latter part of the period. However, global equities, as represented by the MSCI World Index, returned 0.56%, and overall performance was impacted by investor concerns over the European sovereign debt crisis. Similar concerns also impacted returns of emerging market equities, as measured by the MSCI Emerging Markets Index, which declined 8.80% for the period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 21, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the PIMCO Government Money Market Fund or PIMCO Money Market Fund.) The Cumulative Returns Chart reflects only Institutional Class performance (or Class M in the case of the PIMCO Government Money Market Fund). Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class (or Class M) performance due to the lower expenses paid by Institutional Class (or Class M) shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund (or Class M) commenced operations. The minimum initial investment amount for Institutional Class, Class M, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO SHORT DURATION STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class M	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Government Money Market Fund	01/27/09	—	01/27/09	05/14/09	—	—	05/14/09	—	05/14/09	—
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	—	04/30/08	09/30/02	07/30/04	07/30/04	—	07/30/04	—
PIMCO Low Duration Fund	05/11/87	05/11/87	—	04/30/08	01/03/95	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	12/31/09	02/02/98	—	—	—	—	—
PIMCO Low Duration Fund III	12/31/96	12/31/96	—	11/19/10	03/19/99	—	—	—	—	—
PIMCO Moderate Duration Fund	12/31/96	12/31/96	—	12/31/09	—	—	—	—	—	—
PIMCO Money Market Fund	03/01/91	03/01/91	—	—	01/25/95	—	01/13/97	01/13/97	01/13/97	—
PIMCO Short-Term Fund	10/07/87	10/07/87	—	04/30/08	02/01/96	04/08/98	01/20/97	01/20/97	01/20/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares (or Class M shares in the case of the PIMCO Government Money Market Fund). The prior Institutional Class (or Class M) performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (866) 746-2602, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (866) 746-2602 and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2012	5

PIMCO Government Money Market Fund

Class M - PGFXX	Class A - AMAXX
Class P - PGPXX	Class C - AMGXX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Treasury Repurchase Agreements	51.1%
Government Agency Repurchase Agreements	40.7%
Government Agency Debt	8.2%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	7-Day Yield	30-Day Yield	1 Year	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class M	0.02%	0.02%	0.03%	0.10%
PIMCO Government Money Market Fund Class P	0.02%	0.02%	0.03%	0.08%
PIMCO Government Money Market Fund Class A	0.02%	0.02%	0.03%	0.06%
PIMCO Government Money Market Fund Class C	0.02%	0.02%	0.03%	0.06%
Citigroup 3-Month Treasury Bill Index	—	—	0.05%	0.11%	*
Lipper Institutional U.S. Government Money Markets Funds Average	—	—	0.01%	0.05%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.18% for Class M shares, 0.28% for Class P shares, 0.43% for Class A shares, and 0.43% for Class C shares.

Money Market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Portfolio Insights

»

The PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

»	The Fund had a focus on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity was reduced during the reporting period to remain in compliance with the Fund’s guidelines.

»	The Fund reduced its exposure to agency discount notes as yields on these securities generally declined over the reporting period.

»	The Fund increased its holdings of collateralized repurchase agreements in order to maintain a stable net asset value and liquidity profile.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Investment Grade Corporate Bond Fund

Institutional Class - PIGIX	Class D - PBDDX
Class P - PBDPX	Class A - PBDAX
Administrative Class - PGCAX	Class C - PBDCX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Banking & Finance	27.4%
Industrials	17.8%
Short-Term Instruments	16.6%
U.S. Treasury Obligations	15.2%
U.S. Government Agencies	10.8%
Utilities	5.4%
Other	6.8%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	8.29%	9.48%	8.28%	8.72%
PIMCO Investment Grade Corporate Bond Fund Class P	8.19%	9.37%	8.17%	8.61%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	8.03%	9.20%	8.01%	8.45%
PIMCO Investment Grade Corporate Bond Fund Class D	7.86%	9.05%	7.85%	8.28%
PIMCO Investment Grade Corporate Bond Fund Class A	7.86%	9.05%	7.85%	8.29%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	3.84%	8.22%	7.44%	7.94%
PIMCO Investment Grade Corporate Bond Fund Class C	7.06%	8.24%	7.04%	7.48%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	6.06%	8.24%	7.04%	7.48%
Barclays Capital U.S. Credit Index	9.58%	6.91%	6.59%	7.11%	*
Lipper Intermediate Investment Grade Debt Funds Average	6.88%	5.61%	5.31%	5.86%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning were net positive for performance. During the reporting period, the Fund was underweight U.S. duration and tactically long European, U.K. and Australia government duration. Australia, European and U.K. positioning was positive for performance while U.S. exposure detracted from performance. Yield curve positioning designed to benefit from steepening yield curves in Europe and the U.K. and a flattening yield curve in the U.S. were net positive for performance.

»	An overweight to the banking sector detracted from performance as the sector underperformed the Barclays Capital Investment Grade Credit Index.

»	An above-index allocation to independent exploration and production credits detracted from performance as the sector underperformed the Barclays Capital Investment Grade Credit Index.

»	An overweight to the natural gas pipelines sector detracted from relative performance as the sector underperformed the Barclays Capital Investment Grade Credit Index.

»	An overweight to automotive credits benefited relative performance as the sector outperformed the Barclays Capital Investment Grade Credit Index.

»	An underweight to the telecommunications wireline sector benefited performance as wireline credits underperformed the Barclays Capital Investment Grade Credit Index.

»	An overweight to the airlines sector benefited performance as airlines outperformed relative to the Barclays Capital Investment Grade Credit Index.

ANNUAL REPORT	MARCH 31, 2012	7

PIMCO Low Duration Fund

Institutional Class - PTLDX	Class A - PTLAX
Class P - PLDPX	Class B - PTLBX
Administrative Class - PLDAX	Class C - PTLCX
Class D - PLDDX	Class R - PLDRX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Government Agencies	54.2%
Corporate Bonds & Notes	16.5%
U.S. Treasury Obligations	10.1%
Short-Term Instruments	6.8%
Sovereign Issues	4.7%
Other	7.7%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	2.36%	5.24%	4.50%	6.43%
PIMCO Low Duration Fund Class P	2.26%	5.13%	4.40%	6.36%
PIMCO Low Duration Fund Administrative Class	2.10%	4.98%	4.24%	6.17%
PIMCO Low Duration Fund Class D	2.06%	4.93%	4.18%	6.13%
PIMCO Low Duration Fund Class A	2.01%	4.83%	4.06%	5.96%
PIMCO Low Duration Fund Class A (adjusted)	-0.29%	4.35%	3.83%	5.83%
PIMCO Low Duration Fund Class B	1.24%	4.05%	3.52%	5.74%
PIMCO Low Duration Fund Class B (adjusted)	-3.74%	3.71%	3.52%	5.74%
PIMCO Low Duration Fund Class C	1.70%	4.40%	3.59%	5.45%
PIMCO Low Duration Fund Class C (adjusted)	0.71%	4.40%	3.59%	5.45%
PIMCO Low Duration Fund Class R	1.76%	4.57%	3.80%	5.69%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.44%	3.38%	3.24%	5.47%	*
Lipper Short Investment Grade Debt Funds Average	2.01%	3.05%	3.25%	5.27%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.80% for Class A shares, 1.55% for Class B shares, 1.10% for Class C shares, and 1.05% for Class R shares.

Portfolio Insights

»

The PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) benefited performance as the two-year U.S. Treasury yield declined during the reporting period.

»	Interest rate exposure to Canada added to returns as yields in this country declined over the reporting period.

»	Allocations to investment grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries over the reporting period.

»	An allocation to Agency mortgage-backed securities contributed to performance as the sector outperformed like-duration U.S. Treasuries over the reporting period.

»	Exposure to emerging market (“EM”) securities added to returns as the sector outperformed like-duration U.S. Treasuries over the reporting period.

»	Exposure to a basket of EM currencies, including the Brazilian real and Mexican peso, detracted from performance as these currencies depreciated versus the U.S. dollar over the reporting period.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX
Class P - PDRPX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Government Agencies	62.9%
Short-Term Instruments	13.3%
U.S. Treasury Obligations	11.8%
Corporate Bonds & Notes	5.4%
Mortgage-Backed Securities	3.1%
Other	3.5%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	2.74%	4.49%	3.92%	5.17%
PIMCO Low Duration Fund II Class P	2.64%	4.38%	3.81%	5.06%
PIMCO Low Duration Fund II Administrative Class	2.49%	4.23%	3.66%	4.91%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.44%	3.38%	3.24%	4.69%
Lipper Short Investment Grade Debt Funds Average	2.01%	3.05%	3.25%	4.57%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

»

The PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»

An underweight to U.S. duration (or sensitivity to changes in market interest rates) during the first quarter of the reporting period detracted from returns as the two-year U.S. Treasury yield declined during the reporting period. However, an overweight to U.S. duration later in the period mitigated this negative impact.

»	Allocations to investment grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries over the reporting period.

»	An allocation to Agency mortgage-backed securities contributed to performance as the sector outperformed like-duration U.S. Treasuries over the reporting period.

ANNUAL REPORT	MARCH 31, 2012	9

PIMCO Low Duration Fund III

Institutional Class - PLDIX	Administrative Class - PDRAX
Class P - PLUPX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Government Agencies	46.1%
Corporate Bonds & Notes	18.2%
Short-Term Instruments	16.1%
U.S. Treasury Obligations	9.3%
Mortgage-Backed Securities	4.8%
Other	5.5%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	2.91%	4.86%	4.29%	4.96%
PIMCO Low Duration Fund III Class P	2.80%	4.76%	4.18%	4.86%
PIMCO Low Duration Fund III Administrative Class	2.65%	4.60%	4.03%	4.70%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.44%	3.38%	3.24%	4.27%
Lipper Short Investment Grade Debt Funds Average	2.01%	3.05%	3.25%	4.05%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

»

The PIMCO Low Duration Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) benefited performance as the two-year U.S. Treasury yield declined during the reporting period.

»	Interest rate exposure to Canada added to returns as yields in this country declined over the reporting period.

»	Allocations to investment grade corporate securities added to returns as the sector outperformed like-duration U.S. Treasuries over the reporting period.

»	An allocation to Agency mortgage-backed securities contributed to performance as the sector outperformed like-duration U.S. Treasuries over the reporting period.

»	Exposure to emerging market (“EM”) securities added to returns as the sector outperformed like-duration U.S. Treasuries over the reporting period.

»	Exposure to a basket of EM currencies, including the Brazilian real and Mexican peso, detracted from performance as these currencies depreciated versus the U.S. dollar over the reporting period.

10	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	30.0%
U.S. Government Agencies	23.8%
U.S. Treasury Obligations	23.2%
Short-Term Instruments	11.1%
Mortgage-Backed Securities	4.4%
Other	7.5%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	4.54%	7.42%	6.26%	6.52%
PIMCO Moderate Duration Fund Class P	4.44%	7.31%	6.14%	6.41%
Barclays Capital Intermediate Government/Credit Index	6.09%	5.67%	5.29%	5.77%
Lipper Short Intermediate Investment Grade Debt Funds Average	4.57%	4.85%	4.45%	5.04%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares and 0.56% for Class P shares.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed- income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to U.S. duration (or sensitivity to changes in market interest rates) during the first half of the reporting period detracted from returns as the ten-year U.S. Treasury yield fell over this period. An overweight to U.S duration during the second half of the reporting period also detracted from returns as the ten-year U.S. Treasury yield increased over this period.

»	Exposure to Agency mortgage-backed securities added to returns, especially in the second half of the fiscal year as the sector outperformed like-duration U.S. Treasuries during this period.

»

Within the investment grade corporate sector, a focus on bonds of financial companies detracted from returns as financials underperformed the overall investment grade corporate market over the reporting period.

»	A modest allocation to high yield corporate bonds was negative for performance as these securities underperformed like-duration U.S. Treasuries over the reporting period.

»	Modest exposure to local duration in Brazil, partially implemented via interest rate swaps, added to performance as local rates fell in this market over the reporting period.

»

Exposure to a basket of currencies, with an emphasis on emerging market currencies, detracted from performance as most of these currencies depreciated relative to the U.S. dollar over the reporting period.

ANNUAL REPORT	MARCH 31, 2012	11

PIMCO Money Market Fund

Institutional Class - PMIXX	Class B - PYCXX
Administrative Class - PMAXX	Class C - PKCXX
Class A - PYAXX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Treasury Repurchase Agreements	48.1%
Government Agency Repurchase Agreements	28.7%
Treasury Debt	14.6%
Government Agency Debt	8.0%
Other	0.6%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	7-Day Yield	30-Day Yield	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Institutional Class	0.05%	0.05%	0.06%	1.26%	1.83%	3.34%
PIMCO Money Market Fund Administrative Class	0.05%	0.05%	0.06%	1.17%	1.65%	3.12%
PIMCO Money Market Fund Class A	0.05%	0.05%	0.06%	1.17%	1.64%	3.10%
PIMCO Money Market Fund Class B	0.05%	0.05%	0.06%	0.86%	1.24%	2.80%
PIMCO Money Market Fund Class C	0.05%	0.05%	0.06%	1.17%	1.65%	3.11%
Citigroup 3-Month Treasury Bill Index	—	—	0.05%	1.12%	1.81%	3.32%	*
Lipper Institutional Money Market Funds Average	—	—	0.04%	1.33%	1.86%	3.43%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 02/28/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.32% for Institutional Class shares, 0.57% for Administrative Class shares, 0.57% for Class A shares, 1.47% for Class B shares, and 0.57% for Class C shares.

Money Market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Portfolio Insights

»

The PIMCO Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest-rating category for short-term obligations.

»	The Fund had a focus on high-quality and short-maturity assets.

»	The Fund’s weighted average maturity was stable over the reporting period, but dipped slightly to help minimize the interest rate sensitivity of the portfolio.

»	The Fund increased its holdings of collateralized repurchase agreements in order to maintain a stable net asset value and liquidity profile.

»	Exposure to Agency securities provided incremental yield above short-dated U.S. Treasuries.

12	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Short-Term Fund

Institutional Class - PTSHX	Class A - PSHAX
Class P - PTSPX	Class B - PTSBX
Administrative Class - PSFAX	Class C - PFTCX
Class D - PSHDX	Class R - PTSRX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	38.6%
U.S. Government Agencies	25.4%
Short-Term Instruments	11.4%
Asset-Backed Securities	6.8%
Mortgage-Backed Securities	6.7%
Other	11.1%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	1.28%	2.99%	3.02%	4.97%
PIMCO Short-Term Fund Class P	1.18%	2.89%	2.91%	4.88%
PIMCO Short-Term Fund Administrative Class	1.03%	2.74%	2.76%	4.71%
PIMCO Short-Term Fund Class D	1.02%	2.70%	2.72%	4.68%
PIMCO Short-Term Fund Class A	1.02%	2.65%	2.65%	4.57%
PIMCO Short-Term Fund Class A (adjusted)	-1.25%	2.18%	2.42%	4.48%
PIMCO Short-Term Fund Class B	0.27%	1.91%	2.12%	4.34%
PIMCO Short-Term Fund Class B (adjusted)	-4.69%	1.55%	2.12%	4.34%
PIMCO Short-Term Fund Class C	0.72%	2.34%	2.35%	4.26%
PIMCO Short-Term Fund Class C (adjusted)	-0.27%	2.34%	2.35%	4.26%
PIMCO Short-Term Fund Class R	0.77%	2.39%	2.41%	4.41%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	3.90%	*
Lipper Ultra-Short Obligation Funds Average	0.80%	1.63%	2.25%	5.11%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for Institutional Class shares, 0.55% for Class P shares, 0.70% for Administrative Class shares, 0.70% for Class D shares, 0.70% for Class A shares, 1.45% for Class B shares, 1.00% for Class C shares, and 0.95% for Class R shares.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks maximum-current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) benefited returns as interest rates moved lower across the yield curve during the reporting period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed during the reporting period.

»	Holdings of Agency and non-Agency mortgages benefited performance as these securities posted positive performance during the reporting period.

»	Exposure to the corporate sector added to returns as these securities posted positive performance during the reporting period.

ANNUAL REPORT	MARCH 31, 2012	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2011 to March 31, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Government Money Market Fund
Class M	$1,000.00	$1,000.20	$0.60	$1,000.00	$1,024.40	$0.61	0.12%
Class P	1,000.00	1,000.20	0.70	1,000.00	1,024.30	0.71	0.14
Class A	1,000.00	1,000.20	0.55	1,000.00	1,024.45	0.56	0.11
Class C	1,000.00	1,000.20	0.55	1,000.00	1,024.45	0.56	0.11
PIMCO Investment Grade Corporate Bond Fund
Institutional Class	$1,000.00	$1,064.20	$2.58	$1,000.00	$1,022.50	$2.53	0.50%
Class P	1,000.00	1,063.70	3.10	1,000.00	1,022.00	3.03	0.60
Administrative Class	1,000.00	1,062.90	3.87	1,000.00	1,021.25	3.79	0.75
Class D	1,000.00	1,062.10	4.64	1,000.00	1,020.50	4.55	0.90
Class A	1,000.00	1,062.10	4.64	1,000.00	1,020.50	4.55	0.90
Class C	1,000.00	1,058.20	8.49	1,000.00	1,016.75	8.32	1.65

14	PIMCO SHORT DURATION STRATEGY FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Low Duration Fund
Institutional Class	$1,000.00	$1,029.20	$2.33	$1,000.00	$1,022.70	$2.33	0.46%
Class P	1,000.00	1,028.70	2.84	1,000.00	1,022.20	2.83	0.56
Administrative Class	1,000.00	1,027.90	3.60	1,000.00	1,021.45	3.59	0.71
Class D	1,000.00	1,027.70	3.80	1,000.00	1,021.25	3.79	0.75
Class A	1,000.00	1,027.40	4.05	1,000.00	1,021.00	4.04	0.80
Class B	1,000.00	1,023.60	7.84	1,000.00	1,017.25	7.82	1.55
Class C	1,000.00	1,025.90	5.57	1,000.00	1,019.50	5.55	1.10
Class R	1,000.00	1,026.20	5.32	1,000.00	1,019.75	5.30	1.05
PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$1,020.20	$2.53	$1,000.00	$1,022.50	$2.53	0.50%
Class P	1,000.00	1,019.70	3.03	1,000.00	1,022.00	3.03	0.60
Administrative Class	1,000.00	1,018.90	3.79	1,000.00	1,021.25	3.79	0.75
PIMCO Low Duration Fund III
Institutional Class	$1,000.00	$1,030.00	$2.54	$1,000.00	$1,022.50	$2.53	0.50%
Class P	1,000.00	1,029.50	3.04	1,000.00	1,022.00	3.03	0.60
Administrative Class	1,000.00	1,028.70	3.80	1,000.00	1,021.25	3.79	0.75
PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$1,038.70	$2.34	$1,000.00	$1,022.70	$2.33	0.46%
Class P	1,000.00	1,038.20	2.85	1,000.00	1,022.20	2.83	0.56
PIMCO Money Market Fund
Institutional Class	$1,000.00	$1,000.30	$0.50	$1,000.00	$1,024.50	$0.51	0.10%
Administrative Class	1,000.00	1,000.30	0.50	1,000.00	1,024.50	0.51	0.10
Class A	1,000.00	1,000.30	0.50	1,000.00	1,024.50	0.51	0.10
Class B	1,000.00	1,000.30	0.50	1,000.00	1,024.50	0.51	0.10
Class C	1,000.00	1,000.30	0.50	1,000.00	1,024.50	0.51	0.10
PIMCO Short-Term Fund
Institutional Class	$1,000.00	$1,018.80	$2.27	$1,000.00	$1,022.75	$2.28	0.45%
Class P	1,000.00	1,018.30	2.78	1,000.00	1,022.25	2.78	0.55
Administrative Class	1,000.00	1,017.50	3.53	1,000.00	1,021.50	3.54	0.70
Class D	1,000.00	1,017.50	3.53	1,000.00	1,021.50	3.54	0.70
Class A	1,000.00	1,017.50	3.53	1,000.00	1,021.50	3.54	0.70
Class B	1,000.00	1,013.80	7.30	1,000.00	1,017.75	7.31	1.45
Class C	1,000.00	1,016.00	5.04	1,000.00	1,020.00	5.05	1.00
Class R	1,000.00	1,016.30	4.79	1,000.00	1,020.25	4.80	0.95

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 7 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2012	15

Benchmark Descriptions

Index	Description

Barclays Capital Intermediate Government/Credit Index	Barclays Capital Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Credit Index	Barclays Capital U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Barclays Capital Credit Investment Grade Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

16	PIMCO SHORT DURATION STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2012	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Government Money Market Fund
Class M
03/31/2012	$1.00	$0.00	^	$0.00	$0.00	$0.00 ^	$0.00	$0.00
03/31/2011	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00	0.00
01/27/2009 - 03/31/2009	1.00	0.00		0.00	0.00	0.00	0.00	0.00
Class P
03/31/2012	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2011	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
05/14/2009 - 03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00	0.00
Class A
03/31/2012	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2011	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
05/14/2009 - 03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00	0.00
Class C
03/31/2012	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2011	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
05/14/2009 - 03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00	0.00

PIMCO Investment Grade Corporate Bond Fund
Institutional Class
03/31/2012	$10.57	$0.46		$0.39	$0.85	$(0.52)	$(0.30)	$(0.82)
03/31/2011	11.18	0.56		0.51	1.07	(0.60)	(1.08)	(1.68)
03/31/2010	9.66	0.61		1.90	2.51	(0.65)	(0.34)	(0.99)
03/31/2009	10.44	0.52		(0.74)	(0.22)	(0.52)	(0.04)	(0.56)
03/31/2008	10.37	0.53		0.11	0.64	(0.54)	(0.03)	(0.57)
Class P
03/31/2012	10.57	0.43		0.41	0.84	(0.51)	(0.30)	(0.81)
03/31/2011	11.18	0.54		0.52	1.06	(0.59)	(1.08)	(1.67)
03/31/2010	9.66	0.61		1.89	2.50	(0.64)	(0.34)	(0.98)
04/30/2008 - 03/31/2009	10.51	0.45		(0.80)	(0.35)	(0.46)	(0.04)	(0.50)
Administrative Class
03/31/2012	10.57	0.40		0.42	0.82	(0.49)	(0.30)	(0.79)
03/31/2011	11.18	0.53		0.51	1.04	(0.57)	(1.08)	(1.65)
03/31/2010	9.66	0.59		1.89	2.48	(0.62)	(0.34)	(0.96)
03/31/2009	10.44	0.50		(0.74)	(0.24)	(0.50)	(0.04)	(0.54)
03/31/2008	10.37	0.50		0.11	0.61	(0.51)	(0.03)	(0.54)
Class D
03/31/2012	10.57	0.41		0.40	0.81	(0.48)	(0.30)	(0.78)
03/31/2011	11.18	0.51		0.52	1.03	(0.56)	(1.08)	(1.64)
03/31/2010	9.66	0.57		1.90	2.47	(0.61)	(0.34)	(0.95)
03/31/2009	10.44	0.50		(0.76)	(0.26)	(0.48)	(0.04)	(0.52)
03/31/2008	10.37	0.48		0.12	0.60	(0.50)	(0.03)	(0.53)
Class A
03/31/2012	10.57	0.41		0.40	0.81	(0.48)	(0.30)	(0.78)
03/31/2011	11.18	0.51		0.52	1.03	(0.56)	(1.08)	(1.64)
03/31/2010	9.66	0.57		1.90	2.47	(0.61)	(0.34)	(0.95)
03/31/2009	10.44	0.48		(0.74)	(0.26)	(0.48)	(0.04)	(0.52)
03/31/2008	10.37	0.49		0.10	0.59	(0.49)	(0.03)	(0.52)
Class C
03/31/2012	10.57	0.33		0.40	0.73	(0.40)	(0.30)	(0.70)
03/31/2011	11.18	0.42		0.52	0.94	(0.47)	(1.08)	(1.55)
03/31/2010	9.66	0.49		1.90	2.39	(0.53)	(0.34)	(0.87)
03/31/2009	10.44	0.41		(0.74)	(0.33)	(0.41)	(0.04)	(0.45)
03/31/2008	10.37	0.41		0.11	0.52	(0.42)	(0.03)	(0.45)

Please see footnotes on page 26.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$1.00	0.03%	$290,969	0.10%		0.18%		0.10%		0.18%		0.02%		NA
1.00	0.06	665,082	0.18		0.18		0.18		0.18		0.04		NA
1.00	0.18	108,048	0.18		0.21		0.17		0.20		0.07		NA
1.00	0.05	53,161	0.18	*	1.19	*	0.18	*	1.19	*	0.15	*	NA

1.00	0.03	520	0.13		0.28		0.13		0.28		0.02		NA
1.00	0.04	12	0.20		0.28		0.20		0.28		0.02		NA
1.00	0.12	10	0.24	*	0.33	*	0.23	*	0.32	*	0.05	*	NA

1.00	0.03	6,006	0.10		0.43		0.10		0.43		0.02		NA
1.00	0.03	2,568	0.20		0.43		0.20		0.43		0.02		NA
1.00	0.11	200	0.21	*	0.44	*	0.20	*	0.43	*	0.02	*	NA

1.00	0.03	1,879	0.10		0.43		0.10		0.43		0.02		NA
1.00	0.03	1,444	0.20		0.43		0.20		0.43		0.02		NA
1.00	0.11	342	0.19	*	0.44	*	0.18	*	0.43	*	0.03	*	NA

$10.60	8.29%	$4,404,375	0.50%		0.50%		0.50%		0.50%		4.31%		124
10.57	10.04	4,132,194	0.50		0.50		0.50		0.50		4.98		325
11.18	26.70	4,687,510	0.50		0.50		0.50		0.50		5.65		248
9.66	(2.03)	3,117,364	0.50		0.50		0.50		0.50		5.28		348
10.44	6.35	48,596	0.57		0.57		0.50		0.50		5.10		115

10.60	8.19	392,153	0.60		0.60		0.60		0.60		4.09		124
10.57	9.93	147,668	0.60		0.60		0.60		0.60		4.86		325
11.18	26.58	137,987	0.60		0.60		0.60		0.60		5.52		248
9.66	(3.24)	10	0.60	*	0.60	*	0.60	*	0.60	*	4.97	*	348

10.60	8.03	172,288	0.75		0.75		0.75		0.75		3.83		124
10.57	9.76	45,160	0.75		0.75		0.75		0.75		4.76		325
11.18	26.39	55,024	0.75		0.75		0.75		0.75		5.38		248
9.66	(2.26)	6,183	0.75		0.75		0.75		0.75		5.10		348
10.44	6.04	619	0.83		0.83		0.75		0.75		4.79		115

10.60	7.86	573,259	0.90		0.90		0.90		0.90		3.86		124
10.57	9.60	336,201	0.90		0.90		0.90		0.90		4.54		325
11.18	26.21	306,182	0.90		0.90		0.90		0.90		5.24		248
9.66	(2.42)	191,774	0.90		0.90		0.90		0.90		5.13		348
10.44	5.93	5,482	0.98		0.98		0.90		0.90		4.67		115

10.60	7.86	1,236,863	0.90		0.90		0.90		0.90		3.85		124
10.57	9.60	727,685	0.90		0.90		0.90		0.90		4.55		325
11.18	26.21	621,321	0.90		0.90		0.90		0.90		5.24		248
9.66	(2.44)	376,473	0.90		0.90		0.90		0.90		4.92		348
10.44	5.92	33,922	0.97		0.97		0.90		0.90		4.70		115

10.60	7.06	660,637	1.65		1.65		1.65		1.65		3.11		124
10.57	8.79	438,435	1.65		1.65		1.65		1.65		3.80		325
11.18	25.27	350,334	1.65		1.65		1.65		1.65		4.47		248
9.66	(3.16)	121,602	1.65		1.65		1.65		1.65		4.16		348
10.44	5.14	9,060	1.72		1.72		1.65		1.65		3.95		115

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2012	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Low Duration Fund
Institutional Class
03/31/2012	$10.44	$0.19	$0.05	$0.24	$(0.28)	$0.00	$(0.28)
03/31/2011	10.44	0.21	0.22	0.43	(0.24)	(0.19)	(0.43)
03/31/2010	9.30	0.27	1.18	1.45	(0.30)	(0.01)	(0.31)
03/31/2009	10.14	0.42	(0.71)	(0.29)	(0.42)	(0.13)	(0.55)
03/31/2008	9.95	0.47	0.27	0.74	(0.48)	(0.07)	(0.55)
Class P
03/31/2012	10.44	0.18	0.05	0.23	(0.27)	0.00	(0.27)
03/31/2011	10.44	0.20	0.22	0.42	(0.23)	(0.19)	(0.42)
03/31/2010	9.30	0.23	1.21	1.44	(0.29)	(0.01)	(0.30)
04/30/2008 - 03/31/2009	10.13	0.37	(0.69)	(0.32)	(0.38)	(0.13)	(0.51)
Administrative Class
03/31/2012	10.44	0.16	0.06	0.22	(0.26)	0.00	(0.26)
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)	(0.40)
03/31/2010	9.30	0.24	1.19	1.43	(0.28)	(0.01)	(0.29)
03/31/2009	10.14	0.39	(0.70)	(0.31)	(0.40)	(0.13)	(0.53)
03/31/2008	9.95	0.44	0.27	0.71	(0.45)	(0.07)	(0.52)
Class D
03/31/2012	10.44	0.16	0.05	0.21	(0.25)	0.00	(0.25)
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)	(0.40)
03/31/2010	9.30	0.22	1.21	1.43	(0.28)	(0.01)	(0.29)
03/31/2009	10.14	0.39	(0.71)	(0.32)	(0.39)	(0.13)	(0.52)
03/31/2008	9.95	0.44	0.26	0.70	(0.44)	(0.07)	(0.51)
Class A
03/31/2012	10.44	0.15	0.06	0.21	(0.25)	0.00	(0.25)
03/31/2011	10.44	0.17	0.21	0.38	(0.19)	(0.19)	(0.38)
03/31/2010	9.30	0.22	1.19	1.41	(0.26)	(0.01)	(0.27)
03/31/2009	10.14	0.38	(0.71)	(0.33)	(0.38)	(0.13)	(0.51)
03/31/2008	9.95	0.43	0.26	0.69	(0.43)	(0.07)	(0.50)
Class B
03/31/2012	10.44	0.07	0.06	0.13	(0.17)	0.00	(0.17)
03/31/2011	10.44	0.08	0.23	0.31	(0.12)	(0.19)	(0.31)
03/31/2010	9.30	0.17	1.17	1.34	(0.19)	(0.01)	(0.20)
03/31/2009	10.14	0.31	(0.71)	(0.40)	(0.31)	(0.13)	(0.44)
03/31/2008	9.95	0.35	0.27	0.62	(0.36)	(0.07)	(0.43)
Class C
03/31/2012	10.44	0.12	0.06	0.18	(0.22)	0.00	(0.22)
03/31/2011	10.44	0.14	0.21	0.35	(0.16)	(0.19)	(0.35)
03/31/2010	9.30	0.17	1.20	1.37	(0.22)	(0.01)	(0.23)
03/31/2009	10.14	0.33	(0.71)	(0.38)	(0.33)	(0.13)	(0.46)
03/31/2008	9.95	0.38	0.26	0.64	(0.38)	(0.07)	(0.45)
Class R
03/31/2012	10.44	0.13	0.05	0.18	(0.22)	0.00	(0.22)
03/31/2011	10.44	0.15	0.21	0.36	(0.17)	(0.19)	(0.36)
03/31/2010	9.30	0.20	1.19	1.39	(0.24)	(0.01)	(0.25)
03/31/2009	10.14	0.35	(0.70)	(0.35)	(0.36)	(0.13)	(0.49)
03/31/2008	9.95	0.41	0.26	0.67	(0.41)	(0.07)	(0.48)

PIMCO Low Duration Fund II
Institutional Class
03/31/2012	$9.97	$0.12	$0.15	$0.27	$(0.18)	$(0.01)	$(0.19)
03/31/2011	10.06	0.17	0.12	0.29	(0.23)	(0.15)	(0.38)
03/31/2010	9.28	0.24	0.82	1.06	(0.28)	0.00	(0.28)
03/31/2009	9.87	0.38	(0.59)	(0.21)	(0.38)	0.00	(0.38)
03/31/2008	9.58	0.44	0.29	0.73	(0.44)	0.00	(0.44)

Please see footnotes on page 26.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$10.40	2.36%	$13,180,746	0.46%		0.46%		0.46%		0.46%		1.81%	437%
10.44	4.15	13,350,275	0.46		0.46		0.46		0.46		1.99	461
10.44	15.80	12,012,235	0.46		0.46		0.46		0.46		2.62	488
9.30	(2.85)	6,921,501	0.48	(b)	0.48	(b)	0.45	(b)	0.45	(b)	4.30	223
10.14	7.64	8,360,184	0.43		0.43		0.43		0.43		4.68	141

10.40	2.26	928,142	0.56		0.56		0.56		0.56		1.71	437
10.44	4.04	806,915	0.56		0.56		0.56		0.56		1.92	461
10.44	15.68	455,685	0.56		0.56		0.56		0.56		2.27	488
9.30	(3.18)	1,798	0.58	*(c)	0.58	*(c)	0.55	*(c)	0.55	*(c)	4.26 *	223

10.40	2.10	478,181	0.71		0.71		0.71		0.71		1.56	437
10.44	3.89	850,731	0.71		0.71		0.71		0.71		1.74	461
10.44	15.51	926,055	0.71		0.71		0.71		0.71		2.37	488
9.30	(3.09)	476,505	0.73	(b)	0.73	(b)	0.70	(b)	0.70	(b)	4.06	223
10.14	7.38	375,438	0.68		0.68		0.68		0.68		4.43	141

10.40	2.06	1,756,751	0.75		0.75		0.75		0.75		1.52	437
10.44	3.85	1,783,728	0.75		0.75		0.75		0.75		1.72	461
10.44	15.46	1,365,583	0.75		0.75		0.75		0.75		2.17	488
9.30	(3.15)	477,259	0.78		0.78		0.75		0.75		4.00	223
10.14	7.30	507,062	0.75		0.75		0.75		0.75		4.35	141

10.40	2.01	3,394,040	0.80	(d)	0.80	(d)	0.80	(d)	0.80	(d)	1.47	437
10.44	3.74	3,439,969	0.85		0.85		0.85		0.85		1.61	461
10.44	15.35	3,074,798	0.85		0.85		0.85		0.85		2.19	488
9.30	(3.24)	1,632,854	0.88		0.88		0.85		0.85		3.90	223
10.14	7.19	1,614,909	0.85		0.85		0.85		0.85		4.24	141

10.40	1.24	7,529	1.55	(d)	1.55	(d)	1.55	(d)	1.55	(d)	0.72	437
10.44	2.97	31,539	1.60		1.60		1.60		1.60		0.77	461
10.44	14.49	81,425	1.60		1.60		1.60		1.60		1.70	488
9.30	(3.96)	105,595	1.63		1.63		1.60		1.60		3.14	223
10.14	6.40	162,843	1.60		1.60		1.60		1.60		3.54	141

10.40	1.70	990,380	1.10	(d)	1.10	(d)	1.10	(d)	1.10	(d)	1.17	437
10.44	3.43	1,014,588	1.15		1.15		1.15		1.15		1.31	461
10.44	14.83	837,286	1.30	(e)	1.30	(e)	1.30	(e)	1.30	(e)	1.71	488
9.30	(3.72)	363,986	1.38		1.38		1.35		1.35		3.40	223
10.14	6.66	387,133	1.35		1.35		1.35		1.35		3.78	141

10.40	1.76	116,496	1.05	(d)	1.05	(d)	1.05	(d)	1.05	(d)	1.22	437
10.44	3.49	96,283	1.10		1.10		1.10		1.10		1.41	461
10.44	15.07	39,325	1.10		1.10		1.10		1.10		1.97	488
9.30	(3.49)	21,872	1.13		1.13		1.10		1.10		3.64	223
10.14	6.93	9,642	1.10		1.10		1.10		1.10		4.05	141

$10.05	2.74%	$825,256	0.50%		0.50%		0.50%		0.50%		1.19%	1,022%
9.97	2.96	463,238	0.50		0.50		0.50		0.50		1.68	718
10.06	11.59	518,316	0.50		0.50		0.50		0.50		2.44	598
9.28	(2.18)	356,284	0.50		0.50		0.50		0.50		3.94	112
9.87	7.86	286,922	0.51		0.51		0.50		0.50		4.59	50

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2012	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Low Duration Fund II (Cont.)
Class P
03/31/2012	$9.97	$0.11		$0.15	$0.26	$(0.17)	$(0.01)	$(0.18)
03/31/2011	10.06	0.18		0.10	0.28	(0.22)	(0.15)	(0.37)
12/31/2009 - 03/31/2010	9.97	0.03		0.09	0.12	(0.03)	0.00	(0.03)
Administrative Class
03/31/2012	9.97	0.10		0.15	0.25	(0.16)	(0.01)	(0.17)
03/31/2011	10.06	0.15		0.12	0.27	(0.21)	(0.15)	(0.36)
03/31/2010	9.28	0.13		0.91	1.04	(0.26)	0.00	(0.26)
03/31/2009	9.87	0.35		(0.59)	(0.24)	(0.35)	0.00	(0.35)
03/31/2008	9.58	0.42		0.29	0.71	(0.42)	0.00	(0.42)

PIMCO Low Duration Fund III
Institutional Class
03/31/2012	$9.89	$0.16		$0.13	$0.29	$(0.20)	$(0.07)	$(0.27)
03/31/2011	9.74	0.17		0.26	0.43	(0.19)	(0.09)	(0.28)
03/31/2010	8.73	0.25		1.04	1.29	(0.28)	0.00	(0.28)
03/31/2009	10.03	0.47		(0.96)	(0.49)	(0.46)	(0.35)	(0.81)
03/31/2008	9.80	0.47		0.28	0.75	(0.47)	(0.05)	(0.52)
Class P
03/31/2012	9.89	0.15		0.13	0.28	(0.19)	(0.07)	(0.26)
11/19/2010 - 03/31/2011	10.00	0.06		(0.01)	0.05	(0.07)	(0.09)	(0.16)
Administrative Class
03/31/2012	9.89	0.14		0.12	0.26	(0.17)	(0.07)	(0.24)
03/31/2011	9.74	0.14		0.27	0.41	(0.17)	(0.09)	(0.26)
03/31/2010	8.73	0.17		1.10	1.27	(0.26)	0.00	(0.26)
03/31/2009	10.03	0.44		(0.96)	(0.52)	(0.43)	(0.35)	(0.78)
03/31/2008	9.80	0.45		0.28	0.73	(0.45)	(0.05)	(0.50)

PIMCO Moderate Duration Fund
Institutional Class
03/31/2012	$10.69	$0.23		$0.25	$0.48	$(0.26)	$(0.17)	$(0.43)
03/31/2011	10.73	0.27		0.44	0.71	(0.32)	(0.43)	(0.75)
03/31/2010	9.67	0.36		1.30	1.66	(0.42)	(0.18)	(0.60)
03/31/2009	10.34	0.47		(0.49)	(0.02)	(0.51)	(0.14)	(0.65)
03/31/2008	9.99	0.48		0.42	0.90	(0.49)	(0.06)	(0.55)
Class P
03/31/2012	10.69	0.22		0.25	0.47	(0.25)	(0.17)	(0.42)
03/31/2011	10.73	0.27		0.43	0.70	(0.31)	(0.43)	(0.74)
12/31/2009 - 03/31/2010	10.48	0.06		0.26	0.32	(0.07)	0.00	(0.07)

PIMCO Money Market Fund
Institutional Class
03/31/2012	$1.00	$0.00	^	$0.00	$0.00	$0.00 ^	$0.00	$0.00
03/31/2011	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00	(0.01)
03/31/2008	1.00	0.05		0.00	0.05	(0.05)	0.00	(0.05)
Administrative Class
03/31/2012	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2011	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00	(0.01)
03/31/2008	1.00	0.04		0.00	0.04	(0.04)	0.00	(0.04)
Class A
03/31/2012	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2011	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00	(0.01)
03/31/2008	1.00	0.04		0.00	0.04	(0.04)	0.00	(0.04)

Please see footnotes on page 26.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$10.05	2.64%	$700	0.60%		0.60%		0.60%		0.60%		1.10%	1,022%
9.97	2.86	817	0.60		0.60		0.60		0.60		1.84	718
10.06	1.18	10	0.60	*	0.60	*	0.60	*	0.60	*	1.10 *	598

10.05	2.49	24,904	0.75		0.75		0.75		0.75		0.95	1,022
9.97	2.70	13,815	0.75		0.75		0.75		0.75		1.45	718
10.06	11.31	13,973	0.75		0.75		0.75		0.75		1.34	598
9.28	(2.43)	998	0.75		0.75		0.75		0.75		3.69	112
9.87	7.60	881	0.76		0.76		0.75		0.75		4.33	50

$9.91	2.91%	$235,959	0.50%		0.50%		0.50%		0.50%		1.61%	496%
9.89	4.48	215,419	0.50		0.50		0.50		0.50		1.68	460
9.74	14.93	195,265	0.51		0.51		0.50		0.50		2.60	555
8.73	(4.88)	114,884	1.20		1.20		0.50		0.50		4.95	143
10.03	7.88	151,405	0.54		0.54		0.50		0.50		4.73	105

9.91	2.80	3,232	0.60		0.60		0.60		0.60		1.52	496
9.89	0.53	2,223	0.60	*	0.60	*	0.60	*	0.60	*	1.74 *	460

9.91	2.65	665	0.75		0.75		0.75		0.75		1.38	496
9.89	4.22	296	0.75		0.75		0.75		0.75		1.42	460
9.74	14.64	471	0.76		0.76		0.75		0.75		1.82	555
8.73	(5.12)	33	1.45		1.45		0.75		0.75		4.72	143
10.03	7.60	24	0.79		0.79		0.75		0.75		4.54	105

$10.74	4.54%	$2,505,387	0.46%		0.46%		0.46%		0.46%		2.17%	391%
10.69	6.68	2,333,258	0.46		0.46		0.46		0.46		2.52	325
10.73	17.48	2,034,711	0.47		0.47		0.46		0.46		3.51	844
9.67	(0.13)	1,589,238	0.54	(f)	0.54	(f)	0.46	(f)	0.46	(f)	4.78	302
10.34	9.32	1,593,066	0.45		0.45		0.45		0.45		4.77	151

10.74	4.44	36,425	0.56		0.56		0.56		0.56		2.08	391
10.69	6.57	826	0.56		0.56		0.56		0.56		2.54	325
10.73	3.01	10	0.56	*	0.56	*	0.56	*	0.56	*	2.27 *	844

$1.00	0.06%	$376,987	0.10%		0.32%		0.10%		0.32%		0.04%	NA
1.00	0.06	290,401	0.22		0.32		0.22		0.32		0.04	NA
1.00	0.10	171,696	0.32		0.34		0.32		0.34		0.06	NA
1.00	1.48	246,822	0.34		0.34		0.34		0.34		1.42	NA
1.00	4.69	217,989	0.32		0.32		0.32		0.32		4.54	NA

1.00	0.06	182,873	0.09		0.57		0.09		0.57		0.04	NA
1.00	0.06	28,757	0.22		0.57		0.22		0.57		0.04	NA
1.00	0.09	38,358	0.32		0.59		0.32		0.59		0.05	NA
1.00	1.26	13,778	0.51		0.59		0.51		0.59		0.81	NA
1.00	4.42	6,891	0.57		0.57		0.57		0.57		4.36	NA

1.00	0.06	171,555	0.09		0.57		0.09		0.57		0.04	NA
1.00	0.06	186,888	0.22		0.57		0.22		0.57		0.05	NA
1.00	0.09	152,737	0.32		0.59		0.32		0.59		0.05	NA
1.00	1.26	194,007	0.54		0.59		0.54		0.59		1.04	NA
1.00	4.43	108,430	0.57		0.57		0.57		0.57		4.28	NA

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2012	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Money Market Fund (Cont.)
Class B
03/31/2012	$1.00	$0.00	^	$0.00	$0.00	$0.00 ^	$0.00	$0.00
03/31/2011	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00	(0.01)
03/31/2008	1.00	0.03		0.00	0.03	(0.03)	0.00	(0.03)
Class C
03/31/2012	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2011	1.00	0.00	^	0.00	0.00	0.00 ^	0.00	0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00	(0.01)
03/31/2008	1.00	0.04		0.00	0.04	(0.04)	0.00	(0.04)

PIMCO Short-Term Fund
Institutional Class
03/31/2012	$9.89	$0.12		$0.01	$0.13	$(0.13)	$(0.09)	$(0.22)
03/31/2011	9.87	0.10		0.07	0.17	(0.10)	(0.05)	(0.15)
03/31/2010	9.39	0.16		0.53	0.69	(0.18)	(0.03)	(0.21)
03/31/2009	9.81	0.38		(0.29)	0.09	(0.36)	(0.15)	(0.51)
03/31/2008	9.96	0.48		(0.12)	0.36	(0.48)	(0.03)	(0.51)
Class P
03/31/2012	9.89	0.11		0.01	0.12	(0.12)	(0.09)	(0.21)
03/31/2011	9.87	0.09		0.07	0.16	(0.09)	(0.05)	(0.14)
03/31/2010	9.39	0.13		0.55	0.68	(0.17)	(0.03)	(0.20)
04/30/2008 - 03/31/2009	9.85	0.34		(0.33)	0.01	(0.32)	(0.15)	(0.47)
Administrative Class
03/31/2012	9.89	0.10		0.00	0.10	(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.08		0.07	0.15	(0.08)	(0.05)	(0.13)
03/31/2010	9.39	0.15		0.51	0.66	(0.15)	(0.03)	(0.18)
03/31/2009	9.81	0.36		(0.29)	0.07	(0.34)	(0.15)	(0.49)
03/31/2008	9.96	0.46		(0.12)	0.34	(0.46)	(0.03)	(0.49)
Class D
03/31/2012	9.89	0.10		0.00	0.10	(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.07		0.07	0.14	(0.07)	(0.05)	(0.12)
03/31/2010	9.39	0.13		0.53	0.66	(0.15)	(0.03)	(0.18)
03/31/2009	9.81	0.35		(0.28)	0.07	(0.34)	(0.15)	(0.49)
03/31/2008	9.96	0.45		(0.12)	0.33	(0.45)	(0.03)	(0.48)
Class A
03/31/2012	9.89	0.10		0.00	0.10	(0.10)	(0.09)	(0.19)
03/31/2011	9.87	0.07		0.07	0.14	(0.07)	(0.05)	(0.12)
03/31/2010	9.39	0.12		0.53	0.65	(0.14)	(0.03)	(0.17)
03/31/2009	9.81	0.35		(0.29)	0.06	(0.33)	(0.15)	(0.48)
03/31/2008	9.96	0.45		(0.12)	0.33	(0.45)	(0.03)	(0.48)
Class B
03/31/2012	9.89	0.02		0.01	0.03	(0.03)	(0.09)	(0.12)
03/31/2011	9.87	0.00	^	0.07	0.07	0.00 ^	(0.05)	(0.05)
03/31/2010	9.39	0.08		0.50	0.58	(0.07)	(0.03)	(0.10)
03/31/2009	9.81	0.28		(0.29)	(0.01)	(0.26)	(0.15)	(0.41)
03/31/2008	9.96	0.38		(0.13)	0.25	(0.37)	(0.03)	(0.40)
Class C
03/31/2012	9.89	0.07		0.00	0.07	(0.07)	(0.09)	(0.16)
03/31/2011	9.87	0.04		0.07	0.11	(0.04)	(0.05)	(0.09)
03/31/2010	9.39	0.10		0.52	0.62	(0.11)	(0.03)	(0.14)
03/31/2009	9.81	0.32		(0.29)	0.03	(0.30)	(0.15)	(0.45)
03/31/2008	9.96	0.42		(0.12)	0.30	(0.42)	(0.03)	(0.45)

Please see footnotes on page 26.

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$1.00	0.06%	$5,860	0.09%		1.47%		0.09%		1.47%		0.04%	NA
1.00	0.06	11,929	0.22		1.47		0.22		1.47		0.04	NA
1.00	0.09	33,102	0.32		1.49		0.32		1.49		0.05	NA
1.00	0.64	72,511	1.13		1.49		1.13		1.49		0.55	NA
1.00	3.50	56,818	1.47		1.47		1.47		1.47		3.40	NA

1.00	0.06	79,279	0.09		0.57		0.09		0.57		0.04	NA
1.00	0.06	95,215	0.22		0.57		0.22		0.57		0.05	NA
1.00	0.09	62,857	0.32		0.59		0.32		0.59		0.05	NA
1.00	1.26	126,219	0.54		0.59		0.54		0.59		1.02	NA
1.00	4.44	71,946	0.57		0.57		0.57		0.57		4.30	NA

$9.80	1.28%	$5,669,635	0.46%		0.46%		0.45%		0.45%		1.24%	307%
9.89	1.77	6,500,992	0.45		0.45		0.45		0.45		1.03	182
9.87	7.31	5,643,399	0.45		0.45		0.45		0.45		1.61	446
9.39	1.01	1,954,753	0.50		0.50		0.45		0.45		3.98	582
9.81	3.72	1,871,326	0.46		0.46		0.45		0.45		4.87	191

9.80	1.18	506,161	0.56		0.56		0.55		0.55		1.13	307
9.89	1.67	289,593	0.55		0.55		0.55		0.55		0.93	182
9.87	7.21	263,898	0.55		0.55		0.55		0.55		1.29	446
9.39	0.19	11,963	0.60	*	0.60	*	0.55	*	0.55	*	3.92 *	582

9.80	1.03	2,911,630	0.71		0.71		0.70		0.70		0.99	307
9.89	1.52	2,589,004	0.70		0.70		0.70		0.70		0.78	182
9.87	7.05	2,813,466	0.70		0.70		0.70		0.70		1.52	446
9.39	0.76	1,669,707	0.75		0.75		0.70		0.70		3.72	582
9.81	3.47	1,514,603	0.71		0.71		0.70		0.70		4.64	191

9.80	1.02	411,209	0.72	(g)	0.72	(g)	0.71	(g)	0.71	(g)	0.99	307
9.89	1.47	513,448	0.75		0.75		0.75		0.75		0.73	182
9.87	7.00	532,652	0.75		0.75		0.75		0.75		1.29	446
9.39	0.71	138,124	0.80		0.80		0.75		0.75		3.68	582
9.81	3.41	75,692	0.76		0.76		0.75		0.75		4.56	191

9.80	1.02	1,035,520	0.72	(h)	0.72	(h)	0.71	(h)	0.71	(h)	0.98	307
9.89	1.42	1,322,742	0.80		0.80		0.80		0.80		0.68	182
9.87	6.94	1,560,419	0.80		0.80		0.80		0.80		1.19	446
9.39	0.66	382,308	0.85		0.85		0.80		0.80		3.62	582
9.81	3.34	201,097	0.84	(i)	0.84	(i)	0.83	(i)	0.83	(i)	4.52	191

9.80	0.27	1,083	1.47	(h)	1.47	(h)	1.46	(h)	1.46	(h)	0.24	307
9.89	0.77	2,698	1.43		1.55		1.43		1.55		0.04	182
9.87	6.17	4,977	1.53		1.55		1.53		1.55		0.86	446
9.39	(0.09)	8,359	1.60		1.60		1.55		1.55		2.90	582
9.81	2.57	9,485	1.59	(i)	1.59	(i)	1.58	(i)	1.58	(i)	3.78	191

9.80	0.72	220,406	1.02	(h)	1.02	(h)	1.01	(h)	1.01	(h)	0.68	307
9.89	1.11	279,411	1.10		1.10		1.10		1.10		0.38	182
9.87	6.62	298,079	1.10		1.10		1.10		1.10		1.00	446
9.39	0.36	124,847	1.15		1.15		1.10		1.10		3.34	582
9.81	3.03	100,746	1.14	(i)	1.14	(i)	1.13	(i)	1.13	(i)	4.22	191

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2012	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Short-Term Fund (Cont.)
Class R
03/31/2012	$9.89	$0.07	$0.01	$0.08	$(0.08)	$(0.09)	$(0.17)
03/31/2011	9.87	0.04	0.07	0.11	(0.04)	(0.05)	(0.09)
03/31/2010	9.39	0.10	0.53	0.63	(0.12)	(0.03)	(0.15)
03/31/2009	9.81	0.32	(0.28)	0.04	(0.31)	(0.15)	(0.46)
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)	(0.45)

*	Annualized
**	Effective April 1, 2010, the calculation methodology of portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the class’s supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.
(d)	Effective May 1, 2011, the class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.55%.
(e)	Effective January 1, 2010, the class’s distribution and/or service/12b-1 fees was decreased by 0.20% to an annual rate of 0.30%.
(f)	Effective October 1, 2008, the class’s supervisory and administrative fee was increased by 0.01% to an annual rate of 0.21%.
(g)	Effective May 1, 2011, the class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.
(h)	Effective May 1, 2011, the class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.20%.
(i)	Effective October 1, 2007, the class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.30%.

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$9.80	0.77%	$8,753	0.97	%(h)	0.97	%(h)	0.96	%(h)	0.96	%(h)	0.73%	307%
9.89	1.16	9,462	1.05		1.05		1.05		1.05		0.44	182
9.87	6.67	7,689	1.05		1.05		1.05		1.05		1.02	446
9.39	0.41	2,583	1.10		1.10		1.05		1.05		3.35	582
9.81	3.07	948	1.08	(i)	1.08	(i)	1.07	(i)	1.07	(i)	4.20	191

ANNUAL REPORT	MARCH 31, 2012	27

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III

Assets:
Investments, at value	$39,238	$6,746,324	$25,032,504	$988,577	$303,171
Investments in Affiliates, at value	0	1,203,863	479,697	114,551	31,436
Repurchase agreements, at value	437,432	23,300	295,487	37,025	400
Cash	0	5,020	1,976	112	357
Deposits with counterparty	0	28	51	0	1
Foreign currency, at value	0	4,164	24,467	0	241
Receivable for investments sold	113,802	24,531	3,298,059	279,969	52,325
Receivable for cross-currency swap exchanges	0	0	0	0	0
Receivable for Fund shares sold	53,761	115,743	43,608	442	532
Interest and dividends receivable	129	81,650	94,611	2,531	894
Dividends receivable from Affiliates	0	308	214	34	7
Variation margin receivable on financial derivative instruments	0	1,375	0	0	0
OTC swap premiums paid	0	30,452	60,321	0	595
Unrealized appreciation on foreign currency contracts	0	16,925	33,222	0	412
Unrealized appreciation on OTC swap agreements	0	74,646	67,788	1,220	824
Other assets	0	0	0	0	0
	644,362	8,328,329	29,432,005	1,424,461	391,195

Liabilities:
Payable for reverse repurchase agreements	$0	$2,170	$134,276	$0	$0
Payable for investments purchased	0	676,967	6,547,657	538,694	140,501
Payable for investments in Affiliates purchased	0	308	214	34	7
Payable for investments purchased on a delayed-delivery basis	0	39,236	0	199	0
Payable for short sales	0	0	1,404,026	31,483	0
Deposits from counterparty	0	66,047	113,278	305	505
Payable for cross-currency swap exchanges	0	0	0	0	0
Payable for Fund shares redeemed	344,878	13,254	254,880	597	8,559
Dividends payable	1	3,434	5,573	196	149
Overdraft due to custodian	0	0	0	0	0
Written options outstanding	0	17,051	11,205	111	25
Accrued investment advisory fees	63	1,591	4,580	185	54
Accrued supervisory and administrative fees	17	2,068	4,728	185	54
Accrued distribution fees	0	467	374	5	0
Accrued servicing fees	0	409	988	0	0
Variation margin payable on financial derivative instruments	0	1,709	3,186	140	36
Reimbursement to PIMCO	29	0	0	0	0
OTC swap premiums received	0	32,177	24,520	1,467	333
Unrealized depreciation on foreign currency contracts	0	20,391	55,310	0	994
Unrealized depreciation on OTC swap agreements	0	11,475	14,945	0	122
Other liabilities	0	0	0	0	0
	344,988	888,754	8,579,740	573,601	151,339

Net Assets	$299,374	$7,439,575	$20,852,265	$850,860	$239,856

Net Assets Consist of:
Paid in capital	$299,342	$7,035,497	$20,658,431	$842,861	$236,955
Undistributed (overdistributed) net investment income	(9)	(22,696)	(17,066)	559	387
Accumulated undistributed net realized gain (loss)	41	59,935	10,043	2,907	1,090
Net unrealized appreciation (depreciation)	0	366,839	200,857	4,533	1,424
	$299,374	$7,439,575	$20,852,265	$850,860	$239,856

Cost of Investments	$39,238	$6,454,960	$24,892,901	$985,634	$302,120
Cost of Investments in Affiliates	$0	$1,203,398	$479,698	$114,550	$31,436
Cost of Repurchase Agreements	$437,432	$23,300	$295,487	$37,025	$400
Cost of Foreign Currency Held	$0	$4,158	$24,439	$0	$239
Proceeds Received on Short Sales	$0	$0	$1,402,588	$31,454	$0
Premiums Received on Written Options	$0	$22,585	$53,395	$1,046	$434

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Short-Term Fund

$2,708,457	$165,973	$11,112,354
190,907	0	402,217
4,835	550,540	26,845
2,438	4	1,291
7	0	0
2,969	0	0
518,131	81,477	67,109
0	0	87,594
782	22,383	28,926
16,553	116	53,785
52	0	120
0	0	116
9,512	0	4,795
7,553	0	45,578
9,073	0	5,819
0	4	1
3,471,269	820,497	11,836,550

$12,788	$0	$272,081
879,809	0	24,002
53	0	120
0	0	563,773
0	0	0
16,557	0	29,403
0	0	89,591
1,041	3,847	35,669
892	2	385
0	0	5,765
1,296	0	0
579	79	2,358
489	15	2,019
0	0	631
0	0	277
888	0	0
0	0	0
3,420	0	3,756
9,221	0	36,143
2,424	0	6,179
0	0	1
929,457	3,943	1,072,153

$2,541,812	$816,554	$10,764,397

$2,469,880	$816,528	$10,827,336
538	26	(19,642)
9,631	0	(3,548)
61,763	0	(39,749)
$2,541,812	$816,554	$10,764,397

$2,651,235	$165,973	$11,162,027
$190,908	$0	$402,211
$4,835	$550,540	$26,845
$2,961	$0	$0
$0	$0	$0
$4,711	$0	$0

ANNUAL REPORT	MARCH 31, 2012	29

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Government Money Market Fund		PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III

Net Assets:
Institutional Class		$0	$4,404,375	$13,180,746	$825,256	$235,959
Class P		520	392,153	928,142	700	3,232
Administrative Class		NA	172,288	478,181	24,904	665
Class D		NA	573,259	1,756,751	NA	NA
Class A		6,006	1,236,863	3,394,040	NA	NA
Class B		NA	NA	7,529	NA	NA
Class C		1,879	660,637	990,380	NA	NA
Class R		NA	NA	116,496	NA	NA
Class M		290,969	NA	NA	NA	NA

Shares Issued and Outstanding:
Institutional Class		NA	415,431	1,267,018	82,111	23,805
Class P		520	36,989	89,220	70	326
Administrative Class		NA	16,251	45,968	2,478	67
Class D		NA	54,071	168,871	NA	NA
Class A		6,006	116,663	326,259	NA	NA
Class B		NA	NA	724	NA	NA
Class C		1,879	62,313	95,202	NA	NA
Class R		NA	NA	11,198	NA	NA
Class M		290,938	NA	NA	NA	NA

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$	NA	$10.60	$10.40	$10.05	$9.91
Class P		1.00	10.60	10.40	10.05	9.91
Administrative Class		NA	10.60	10.40	10.05	9.91
Class D		NA	10.60	10.40	NA	NA
Class A		1.00	10.60	10.40	NA	NA
Class B		NA	NA	10.40	NA	NA
Class C		1.00	10.60	10.40	NA	NA
Class R		NA	NA	10.40	NA	NA
Class M		1.00	NA	NA	NA	NA

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Short-Term Fund

$2,505,387	$376,987	$5,669,635
36,425	NA	506,161
NA	182,873	2,911,630
NA	NA	411,209
NA	171,555	1,035,520
NA	5,860	1,083
NA	79,279	220,406
NA	NA	8,753
NA	NA	NA

233,367	376,987	578,747
3,393	NA	51,668
NA	182,874	297,214
NA	NA	41,975
NA	171,556	105,704
NA	5,859	111
NA	79,278	22,499
NA	NA	894
NA	NA	NA

$10.74	$1.00	$9.80
10.74	NA	9.80
NA	1.00	9.80
NA	NA	9.80
NA	1.00	9.80
NA	1.00	9.80
NA	1.00	9.80
NA	NA	9.80
NA	NA	NA

ANNUAL REPORT	MARCH 31, 2012	31

Statements of Operations

Year Ended March 31, 2012
(Amounts in thousands)	PIMCO Government Money Market Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration Fund III

Investment Income:
Interest, net of foreign taxes*	$787	$307,981	$465,141	$12,622	$4,915
Dividends	0	3,061	8,377	88	8
Dividends from Affiliate investments	0	2,092	12,929	617	162
Miscellaneous income	0	7	6	0	0
Total Income	787	313,141	486,453	13,327	5,085

Expenses:
Investment advisory fees	749	16,387	53,621	1,971	604
Supervisory and administrative fees	385	20,549	55,592	1,972	607
Distribution and/or servicing fees - Administrative Class	0	349	1,397	61	1
Distribution fees - Class B	0	0	119	0	0
Distribution fees - Class C	0	3,879	3,004	0	0
Distribution fees - Class R	0	0	261	0	0
Servicing fees - Class A	4	2,353	8,800	0	0
Servicing fees - Class B	0	0	40	0	0
Servicing fees - Class C	2	1,293	2,503	0	0
Servicing fees - Class R	0	0	260	0	0
Trustees’ fees	2	19	64	2	1
Interest expense	2	12	145	0	1
Miscellaneous expense	30	4	13	1	0
Total Expenses	1,174	44,845	125,819	4,007	1,214
Waiver and/or Reimbursement by PIMCO	(515)	0	0	0	0
Net Expenses	659	44,845	125,819	4,007	1,214

Net Investment Income	128	268,296	360,634	9,320	3,871

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	91	133,228	284,501	9,445	1,742
Net realized gain (loss) on Affiliate investments	0	(37)	(2,397)	(83)	(11)
Net realized gain on futures contracts	0	73,511	119,349	5,613	1,380
Net realized gain on written options	0	5,171	16,368	39	165
Net realized gain on swaps	0	43,145	41,455	501	894
Net realized gain (loss) on foreign currency transactions	0	2,586	(145,125)	0	940
Net change in unrealized (depreciation) on investments	0	(40,625)	(201,299)	(4,850)	(1,729)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	414	(247)	(22)	(2)
Net change in unrealized appreciation (depreciation) on futures contracts	0	8,180	(4,903)	(232)	(10)
Net change in unrealized appreciation (depreciation) on written options	0	6,012	56,322	1,358	554
Net change in unrealized appreciation (depreciation) on swaps	0	19,847	(8,474)	(234)	8
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(2,270)	(48,404)	0	(917)
Net Gain (Loss)	91	249,162	107,146	11,535	3,014

Net Increase in Net Assets Resulting from Operations	$219	$517,458	$467,780	$20,855	$6,885

* Foreign tax withholdings	$0	$0	$0	$0	$0

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Moderate Duration Fund	PIMCO Money Market Fund	PIMCO Short-Term Fund

$65,923	$803	$186,908
2,340	0	425
1,657	0	3,391
0	0	0
69,920	803	190,724

6,665	659	28,204
5,620	1,544	24,290
0	89	6,759
0	67	14
0	0	746
0	0	21
0	190	3,086
0	23	5
0	95	622
0	0	21
8	2	34
14	8	596
1	27	7
12,308	2,704	64,405
0	(2,135)	0
12,308	569	64,405

57,612	234	126,319

21,058	134	(18,420)
(198)	0	494
27,954	0	4,829
1,781	0	10,606
8,649	0	5,624
4,957	0	48,439
(5,958)	0	(87,019)
(81)	0	(14)
(2,217)	0	762
4,451	0	(10)
1,269	0	(1,486)

(5,848)	0	21,125
55,817	134	(15,070)

$113,429	$368	$111,249

$0	$0	$14

ANNUAL REPORT	MARCH 31, 2012	33

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Investment Grade Corporate Bond Fund		PIMCO Low Duration Fund		PIMCO Low Duration Fund II

	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011

(Amounts in thousands)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$128	$49	$268,296	$282,747	$360,634	$385,158	$9,320	$9,045
Net realized gain	91	12	257,641	422,134	316,548	221,007	15,598	4,975
Net realized gain (loss) on Affiliate investments	0	0	(37)	64	(2,397)	943	(83)	32
Net change in unrealized appreciation (depreciation)	0	0	(8,856)	(171,084)	(206,758)	190,686	(3,958)	2,332
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	414	39	(247)	529	(22)	33
Net increase resulting from operations	219	61	517,458	533,900	467,780	798,323	20,855	16,417

Distributions to Shareholders:
From net investment income
Institutional Class	0	0	(208,389)	(224,647)	(364,336)	(292,616)	(14,021)	(11,938)
Class P	0	0	(11,309)	(7,628)	(22,783)	(13,043)	(16)	(3)
Administrative Class	0	0	(6,174)	(2,286)	(13,060)	(20,465)	(392)	(295)
Class D	0	0	(19,185)	(17,505)	(44,085)	(33,516)	0	0
Class A	(1)	0	(41,622)	(35,809)	(82,799)	(62,397)	0	0
Class B	0	0	0	0	(212)	(543)	0	0
Class C	(1)	0	(19,036)	(17,867)	(20,647)	(15,100)	0	0
Class R	0	0	0	0	(2,228)	(1,204)	0	0
Class M	(186)	(60)	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	(127,936)	(394,960)	(141)	(241,802)	(558)	(7,799)
Class P	0	0	(8,452)	(14,395)	(10)	(10,724)	(1)	0
Administrative Class	0	0	(7,952)	(3,828)	(5)	(19,811)	(17)	(219)
Class D	0	0	(12,761)	(35,602)	(19)	(32,710)	0	0
Class A	0	0	(28,269)	(73,750)	(37)	(62,795)	0	0
Class B	0	0	0	0	0	(756)	0	0
Class C	0	0	(15,019)	(44,026)	(11)	(18,048)	0	0
Class R	0	0	0	0	(1)	(1,416)	0	0
Class M	0	0	0	0	0	0	0	0

Total Distributions	(188)	(60)	(506,104)	(872,303)	(550,374)	(826,946)	(15,005)	(20,254)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(369,763)	560,505	1,600,878	7,388	(439,169)	2,610,259	367,140	(50,592)

Total Increase (Decrease) in Net Assets	(369,732)	560,506	1,612,232	(331,015)	(521,763)	2,581,636	372,990	(54,429)

Net Assets:
Beginning of year or period	669,106	108,600	5,827,343	6,158,358	21,374,028	18,792,392	477,870	532,299
End of year*	$299,374	$669,106	$7,439,575	$5,827,343	$20,852,265	$21,374,028	$850,860	$477,870

*Including undistributed (overdistributed) net investment income of:	$(9)	$(9)	$(22,696)	$(30,080)	$(17,066)	$924	$559	$427

**	See note 11 in the Notes to Financial Statements.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Low Duration Fund III		PIMCO Moderate Duration Fund		PIMCO Money Market Fund		PIMCO Short-Term Fund

Year Ended March 31, 2012	Period from November 19, 2010 to March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011

$3,871	$3,520	$57,612	$55,587	$234	$279	$126,319	$104,022
5,121	4,730	64,399	77,725	134	125	51,078	61,755
(11)	25	(198)	21	0	0	494	414
(2,094)	709	(8,303)	6,634	0	0	(66,628)	28,171
(2)	3	(81)	138	0	0	(14)	33
6,885	8,987	113,429	140,105	368	404	111,249	194,395

(4,746)	(4,115)	(64,147)	(64,351)	(138)	(203)	(80,205)	(66,221)
(43)	(6)	(515)	(4)	0	0	(4,391)	(2,503)
(7)	(10)	0	0	(22)	(21)	(28,103)	(19,508)
0	0	0	0	0	0	(4,978)	(3,753)
0	0	0	0	(120)	(113)	(12,727)	(9,584)
0	0	0	0	(6)	(12)	(6)	(1)
0	0	0	0	(60)	(50)	(1,819)	(1,101)
0	0	0	0	0	0	(65)	(39)
0	0	0	0	0	0	0	0

(1,631)	(1,885)	(41,753)	(87,268)	0	0	(51,794)	(34,268)
(12)	0	(546)	0	0	0	(3,642)	(1,456)
(2)	(5)	0	0	0	0	(24,708)	(14,221)
0	0	0	0	0	0	(4,176)	(2,748)
0	0	0	0	0	0	(10,564)	(7,360)
0	0	0	0	0	0	(17)	(14)
0	0	0	0	0	0	(2,141)	(1,550)
0	0	0	0	0	0	(74)	(51)
0	0	0	0	0	0	0	0

(6,441)	(6,021)	(106,961)	(151,623)	(346)	(399)	(229,410)	(164,378)

21,474	19,236	201,260	310,881	203,342	154,435	(624,792)	352,754

21,918	22,202	207,728	299,363	203,364	154,440	(742,953)	382,771

217,938	195,736	2,334,084	2,034,721	613,190	458,750	11,507,350	11,124,579
$239,856	$217,938	$2,541,812	$2,334,084	$816,554	$613,190	$10,764,397	$11,507,350

$387	$207	$538	$5,905	$26	$3	$(19,642)	$6,816

**	See note 11 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2012	35

Schedule of Investments PIMCO Government Money Market Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 159.2%

GOVERNMENT AGENCY DEBT 13.1%
Bank of New York Mellon Corp.
0.631% due 06/29/2012 (a)	$4,900	$4,903
Citigroup Funding, Inc.
1.875% due 11/15/2012 (a)	900	909
Fannie Mae
3.625% due 02/12/2013	5,400	5,556
4.750% due 11/19/2012	4,535	4,665
Federal Home Loan Bank
0.180% due 11/23/2012	4,700	4,700
0.180% due 12/28/2012	10,500	10,499
JPMorgan Chase & Co.
0.704% due 06/15/2012 (a)	6,500	6,505
Wells Fargo & Co.
0.694% due 06/15/2012 (a)	1,500	1,501

		39,238

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 64.7%
Barclays Capital, Inc.
0.150% due 04/02/2012	49,700	49,700
(Dated 03/30/2012. Collateralized by Ginnie Mae 4.500% due 05/20/2041 valued at $51,406. Repurchase proceeds are $49,701.)
BNP Paribas Securities Corp.
0.200% due 04/02/2012	50,000	50,000
(Dated 03/30/2012. Collateralized by Fannie Mae 4.000% due 01/01/2042 valued at $51,676. Repurchase proceeds are $50,001.)
Goldman Sachs Group, Inc. (The)
0.170% due 04/02/2012	35,000	35,000
(Dated 03/30/2012. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $36,226. Repurchase proceeds are $35,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Securities, Inc.
0.150% due 04/02/2012	$59,100	$59,100
(Dated 03/30/2012. Collateralized by Fannie Mae 0.880% due 01/20/2015 valued at $60,312. Repurchase proceeds are $59,101.)

		193,800

TREASURY REPURCHASE AGREEMENTS 81.4%
Bank of Nova Scotia
0.100% due 04/02/2012	59,100	59,100
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $60,326. Repurchase proceeds are $59,100.)
Citigroup Global Markets, Inc.
0.130% due 04/02/2012	25,000	25,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.250% due 01/31/2015 valued at $25,515. Repurchase proceeds are $25,000.)
Credit Suisse Securities (USA) LLC
0.100% due 04/02/2012	19,100	19,100
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 08/31/2018 valued at $19,472. Repurchase proceeds are $19,100.)
Deutsche Bank Securities, Inc.
0.050% due 04/02/2012	25,300	25,300
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.875% due 08/15/2040 valued at $20,080 and U.S. Treasury Notes 1.125% due 12/15/2012 valued at $5,408. Repurchase proceeds are $25,300.)
HSBC Bank USA N.A.
0.120% due 04/02/2012	20,000	20,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.250% due 10/31/2013 valued at $20,400. Repurchase proceeds are $20,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley & Co., Inc.
0.130% due 04/02/2012	$25,000	$25,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.875% due 09/30/2017 valued at $25,242. Repurchase proceeds are $25,000.)
RBC Capital Markets LLC
0.100% due 04/02/2012	20,000	20,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $20,300. Repurchase proceeds are $20,000.)
RBS Securities, Inc.
0.130% due 04/02/2012	25,000	25,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.000% due 09/30/2016 valued at $25,128. Repurchase proceeds are $25,000.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	132	132
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $139. Repurchase proceeds are $132.)
TD Securities (USA) LLC
0.130% due 04/02/2012	25,000	25,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.625% - 1.375% due 07/31/2012 - 09/15/2012 valued at $25,543. Repurchase proceeds are $25,000.)

		243,632

Total Short-Term Instruments (Cost $476,670)		476,670

Total Investments 159.2% (Cost $476,670)		$476,670

Other Assets and Liabilities (Net) (59.2%)		(177,296)

Net Assets 100.0%		$299,374

Notes to Schedule of Investments (amounts in thousands):

(a)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$39,238	$0	$39,238
Government Agency Repurchase Agreements	0	193,800	0	193,800
Treasury Repurchase Agreements	0	243,632	0	243,632
	$0	$476,670	$0	$476,670

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.0%
AES Corp.
4.250% due 05/27/2018	$10,692	$10,717
Ally Financial, Inc.
0.500% due 06/11/2012	4,000	3,840
Ashland, Inc.
3.750% due 08/23/2018	3,979	3,985
Biomet, Inc.
3.241% - 3.474% due 03/25/2015	3,232	3,201
CCM Merger, Inc.
7.000% due 03/01/2017	3,784	3,803
Charter Communications, Inc.
3.720% due 09/06/2016	6,533	6,525
Chrysler Group LLC
6.000% due 05/24/2017	1,092	1,111
Colfax Corp.
4.500% due 01/13/2019	1,642	1,646
Community Health Systems, Inc.
2.491% - 2.739% due 07/25/2014	9,591	9,481
3.970% - 3.989% due 01/25/2017	1,210	1,195
CSC Holdings LLC
1.991% due 03/29/2016	7,350	7,299
Delphi Corp.
3.500% due 03/31/2017	11,147	11,164
Dollar General Corp.
2.991% - 2.992% due 07/07/2014	4,000	4,010
2.991% - 3.558% due 07/07/2014	1,000	1,003
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	4,436	4,444
Fresenius Medical Care U.S. Finance, Inc.
1.845% due 03/31/2013	1,016	1,016
3.250% due 09/10/2014	3,277	3,279
HCA, Inc.
2.491% due 11/17/2013	6,000	5,983
2.741% due 05/02/2016	8,550	8,345
3.491% due 05/01/2018	4,000	3,927
3.720% due 03/31/2017	5,000	4,917
Health Management Associates, Inc.
4.500% due 11/18/2018	2,394	2,379
IASIS Healthcare LLC
5.000% due 05/03/2018	10,296	10,319
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	3,970	3,996
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	5,200	5,197
NRG Energy, Inc.
4.000% due 07/01/2018	13,200	13,197
NXP Semiconductors NV
5.500% due 03/04/2017	2,189	2,185
Penn National Gaming, Inc.
3.750% due 07/14/2018	3,970	3,975
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	1,496	1,516
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018	7,727	7,834
Rockwood Specialties Group, Inc.
3.500% due 02/10/2018	990	997
RPI Finance Trust
4.000% due 05/10/2018	10,918	10,945
Sandridge Energy, Inc.
3.500% due 02/01/2013	5,350	5,350
Sealed Air Corp.
4.750% due 10/03/2018	4,925	4,987
Sensata Technologies BV
4.000% due 05/12/2018	993	993

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Springleaf Finance Corp.
5.500% due 05/10/2017		$25,700	$23,724
SunGard Data Systems, Inc.
1.991% - 1.993% due 02/28/2014		1,428	1,426
Terex Corp.
5.500% due 04/28/2017		1,990	2,010
Vodafone Group PLC
6.250% due 07/24/2016		11,963	11,962
Warner Chilcott Co. LLC
3.750% due 03/17/2016		3,980	3,978
4.250% due 03/15/2018		1,980	1,982

Total Bank Loan Obligations (Cost $221,149)			219,843

CORPORATE BONDS & NOTES 54.1%

BANKING & FINANCE 29.4%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,029
Ally Financial, Inc.
3.710% due 02/11/2014		1,735	1,718
3.874% due 06/20/2014		1,200	1,176
6.000% due 02/15/2019		24	22
6.000% due 03/15/2019		21	19
6.050% due 08/15/2019		10	9
6.100% due 09/15/2019		6	6
6.125% due 10/15/2019		6	6
6.150% due 03/15/2016		401	399
6.150% due 08/15/2019		8	8
6.200% due 04/15/2019		13	12
6.500% due 05/15/2019		4	4
6.600% due 06/15/2019		11	11
6.650% due 06/15/2018		10	9
6.700% due 06/15/2019		6	6
6.750% due 05/15/2019		6	6
6.750% due 06/15/2019		5	5
7.000% due 09/15/2018		1,986	1,941
7.150% due 09/15/2018		140	136
7.250% due 04/15/2018		177	175
7.250% due 08/15/2018		64	63
7.250% due 09/15/2018		40	39
7.300% due 01/15/2018		117	115
American Express Co.
6.150% due 08/28/2017		300	353
6.800% due 09/01/2066		4,700	4,812
American International Group, Inc.
0.306% due 04/03/2012	JPY	170,000	2,054
4.375% due 04/26/2016	EUR	2,000	2,691
4.900% due 06/02/2014	CAD	2,000	2,055
5.050% due 10/01/2015		$4,100	4,372
5.450% due 05/18/2017		2,000	2,154
5.850% due 01/16/2018		12,920	14,082
6.250% due 05/01/2036		200	217
6.765% due 11/15/2017	GBP	896	1,569
6.797% due 11/15/2017	EUR	1,211	1,765
8.000% due 05/22/2068		2,000	2,605
8.175% due 05/15/2068		$1,000	1,063
8.250% due 08/15/2018		29,500	35,493
8.625% due 05/22/2068	GBP	500	796
ANZ National International Ltd.
3.125% due 08/10/2015		$1,100	1,125
6.200% due 07/19/2013		1,700	1,787
Banco Santander Brasil S.A.
2.574% due 03/18/2014		23,750	23,331
4.250% due 01/14/2016		2,500	2,512
4.500% due 04/06/2015		3,500	3,579
Banco Santander Chile
1.811% due 04/20/2012		1,500	1,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.162% due 01/19/2016		$5,000	$4,775
3.750% due 09/22/2015		15,582	15,974
Banco Votorantim Ltd.
3.473% due 03/28/2014		7,000	6,956
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	9,894
Bank of America Corp.
4.750% due 08/01/2015		200	210
5.650% due 05/01/2018		36,500	39,004
5.750% due 08/15/2016		500	521
5.750% due 12/01/2017		6,900	7,407
7.375% due 05/15/2014		9,600	10,425
7.625% due 06/01/2019		4,000	4,618
Bank of America N.A.
0.774% due 06/15/2017		5,170	4,473
Banque PSA Finance S.A.
2.368% due 04/04/2014		9,200	8,886
Barclays Bank PLC
5.200% due 07/10/2014		10,800	11,451
6.750% due 05/22/2019		11,000	12,663
10.179% due 06/12/2021		11,890	14,102
14.000% due 11/29/2049	GBP	7,250	14,264
BBVA Bancomer S.A.
6.500% due 03/10/2021		$6,025	6,311
7.250% due 04/22/2020		8,350	8,872
Bear Stearns Cos. LLC
0.883% due 11/21/2016		2,100	2,012
5.700% due 11/15/2014		100	111
7.250% due 02/01/2018		28,950	34,943
BioMed Realty LP
6.125% due 04/15/2020		5,500	6,137
BNP Paribas S.A.
1.482% due 01/10/2014		24,425	23,932
7.195% due 06/29/2049		2,725	2,446
7.781% due 06/29/2049	EUR	1,000	1,294
Boston Properties LP
6.250% due 01/15/2013		$826	858
BPCE S.A.
2.277% due 02/07/2014		11,700	11,445
5.250% due 07/29/2049	EUR	5,000	5,268
9.000% due 03/29/2049		200	247
Cantor Fitzgerald LP
7.875% due 10/15/2019		$5,000	4,986
Capital One Capital
8.875% due 05/15/2040		25,625	25,869
10.250% due 08/15/2039		4,000	4,130
CIT Group, Inc.
5.250% due 04/01/2014		10,000	10,262
Citigroup Capital
8.300% due 12/21/2077		21,500	21,758
Citigroup, Inc.
0.600% due 03/07/2014		3,000	2,902
0.960% due 06/28/2013	EUR	1,800	2,379
1.286% due 02/09/2016		1,000	1,236
4.587% due 12/15/2015		$1,000	1,054
4.750% due 05/19/2015		11,700	12,327
5.000% due 09/15/2014		13,240	13,718
5.500% due 04/11/2013		24,100	25,015
5.500% due 10/15/2014		8,500	9,124
5.625% due 08/27/2012		400	407
5.850% due 07/02/2013		4,800	5,023
6.000% due 08/15/2017		1,300	1,447
6.010% due 01/15/2015		750	815
6.125% due 11/21/2017		14,825	16,563
6.125% due 05/15/2018		8,444	9,475
6.375% due 08/12/2014		27,750	30,123
6.500% due 08/19/2013		10,800	11,429

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	37

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 05/22/2019		$22,050	$27,215
Colonial Realty LP
5.500% due 10/01/2015		500	528
6.250% due 06/15/2014		2,500	2,660
Commonwealth Bank of Australia
5.000% due 03/19/2020		300	327
Countrywide Capital
8.050% due 06/15/2027		12,000	12,240
Countrywide Financial Corp.
6.250% due 05/15/2016		70	73
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	1,000	1,096
7.589% due 01/29/2049		500	588
8.125% due 10/29/2049		400	520
Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		$9,500	9,846
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	3,047
Export-Import Bank of Korea
5.875% due 01/14/2015		22,200	24,292
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		4,000	3,823
FIA Card Services N.A.
7.125% due 11/15/2012		45	46
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		100	108
7.000% due 04/15/2015		23,750	26,003
8.000% due 06/01/2014		6,480	7,137
8.700% due 10/01/2014		8,060	9,135
12.000% due 05/15/2015		500	621
FUEL Trust
3.984% due 12/15/2022		6,000	6,092
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,000	11,870
6.500% due 09/15/2067	GBP	500	768
Goldman Sachs Group, Inc.
0.924% due 03/22/2016		$28,769	26,285
1.357% due 11/15/2014	EUR	2,500	3,180
1.492% due 01/30/2017		4,600	5,471
1.575% due 02/02/2015		6,700	8,459
5.125% due 01/15/2015		$1,300	1,385
5.250% due 07/27/2021		21,400	21,215
5.375% due 03/15/2020		18,600	18,933
5.950% due 01/18/2018		17,000	18,331
6.000% due 06/15/2020		30,000	31,607
6.150% due 04/01/2018		16,575	17,896
6.250% due 09/01/2017		5,700	6,253
7.500% due 02/15/2019		5,900	6,748
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	9,360
6.375% due 04/15/2021		3,000	3,110
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,031
HBOS Capital Funding LP
6.071% due 06/29/2049		9,555	6,856
6.461% due 11/29/2049	GBP	1,500	1,655
HBOS PLC
6.750% due 05/21/2018		$27,612	25,941
HCP, Inc.
5.375% due 02/01/2021		5,000	5,396
Hospitality Properties Trust
5.625% due 03/15/2017		800	854
6.300% due 06/15/2016		1,515	1,651
6.700% due 01/15/2018		3,000	3,345
6.750% due 02/15/2013		4,100	4,157
7.875% due 08/15/2014		2,000	2,194

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank PLC
4.125% due 08/12/2020		$5,100	$5,217
4.750% due 01/19/2021		11,000	11,647
HSBC Bank USA N.A.
4.875% due 08/24/2020		8,600	8,824
7.000% due 01/15/2039		5,000	5,841
HSBC Capital Funding LP
4.610% due 12/29/2049		11,430	11,031
HSBC Finance Corp.
0.817% due 01/15/2014		3,000	2,917
0.824% due 09/14/2012		1,800	1,799
0.831% due 04/24/2012		800	800
6.676% due 01/15/2021		13,800	14,750
HSBC Holdings PLC
4.875% due 01/14/2022		7,500	7,958
5.100% due 04/05/2021		1,500	1,624
6.500% due 05/02/2036		700	779
6.500% due 09/15/2037		7,400	8,309
6.800% due 06/01/2038		3,000	3,437
7.350% due 11/27/2032		692	753
7.625% due 05/17/2032		800	893
ING Groep NV
5.140% due 03/29/2049	GBP	1,600	1,919
International Lease Finance Corp.
6.500% due 09/01/2014		$13,000	13,796
6.750% due 09/01/2016		15,700	16,897
7.125% due 09/01/2018		6,550	7,172
Intesa Sanpaolo SpA
2.892% due 02/24/2014		15,030	14,668
3.625% due 08/12/2015		13,000	12,429
6.500% due 02/24/2021		13,500	13,059
JPMorgan Chase & Co.
1.067% due 09/26/2013	EUR	500	665
3.150% due 07/05/2016		$1,800	1,857
3.450% due 03/01/2016		5,000	5,217
4.250% due 10/15/2020		23,200	23,788
4.625% due 05/10/2021		7,150	7,483
4.950% due 03/25/2020		30,000	32,401
6.000% due 01/15/2018		17,800	20,612
6.300% due 04/23/2019		25,200	29,153
7.900% due 04/29/2049		46,273	50,869
JPMorgan Chase Bank N.A.
0.804% due 06/13/2016		8,750	8,138
JPMorgan Chase Capital
6.950% due 08/01/2066		8,000	8,064
Kilroy Realty LP
5.000% due 11/03/2015		5,000	5,345
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,641
LBG Capital PLC
7.588% due 05/12/2020	GBP	4,612	6,307
7.867% due 12/17/2019		3,100	4,239
7.869% due 08/25/2020		13,966	19,211
7.875% due 11/01/2020		$14,090	12,822
8.000% due 12/29/2049		5,000	4,348
9.125% due 07/15/2020	GBP	1,300	1,856
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014^		$300	89
6.875% due 05/02/2018^		3,403	1,038
Lloyds TSB Bank PLC
4.375% due 01/12/2015		4,400	4,513
5.800% due 01/13/2020		2,575	2,648
7.625% due 04/22/2025	GBP	1,000	1,410
12.000% due 12/29/2049		$5,100	5,341
Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019		2,000	2,638

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch & Co., Inc.
1.306% due 05/30/2014	EUR	1,800	$2,281
1.645% due 07/22/2014		1,000	1,267
4.875% due 05/30/2014		500	693
6.150% due 04/25/2013		$2,300	2,396
6.400% due 08/28/2017		400	437
6.500% due 07/15/2018		23,671	25,759
6.875% due 04/25/2018		73,750	82,070
6.875% due 11/15/2018		2,850	3,176
7.750% due 04/30/2018	GBP	13,000	23,007
MetLife Institutional Funding
1.368% due 04/04/2014		$4,400	4,418
Morgan Stanley
1.015% due 10/18/2016		13,300	11,433
1.047% due 10/15/2015		2,000	1,801
1.306% due 11/29/2013	EUR	1,000	1,285
1.525% due 05/02/2014		21,100	26,714
1.657% due 04/13/2016		27,600	32,586
5.375% due 10/15/2015		$250	258
5.375% due 08/10/2020	EUR	4,150	5,504
5.500% due 01/26/2020		$12,900	12,597
5.500% due 07/24/2020		15,045	14,703
5.625% due 09/23/2019		2,400	2,375
5.750% due 10/18/2016		1,400	1,449
5.950% due 12/28/2017		6,600	6,802
6.000% due 04/28/2015		500	524
6.625% due 04/01/2018		18,700	19,711
7.300% due 05/13/2019		22,050	23,756
MUFG Capital Finance Ltd.
6.299% due 01/29/2049	GBP	710	1,123
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		$24,600	26,571
National City Bank
0.845% due 06/07/2017		2,600	2,374
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		9,500	12,072
Nile Finance Ltd.
5.250% due 08/05/2015		300	291
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		3,800	4,014
Pacific Life Global Funding
5.150% due 04/15/2013		500	521
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,800	12,698
PNC Preferred Funding Trust
8.700% due 03/29/2049		8,600	8,864
Preferred Term Securities Ltd.
1.024% due 03/24/2034		77	45
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	12,779
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	522
ProLogis LP
4.000% due 01/15/2018		2,000	1,984
6.625% due 12/01/2019		3,000	3,378
Provident Funding Associates LP
10.250% due 04/15/2017		500	489
Qatari Diar Finance QSC
3.500% due 07/21/2015		900	936
QBE Capital Funding Ltd.
7.250% due 05/24/2041		8,100	7,647
Rabobank Group
6.875% due 03/19/2020	EUR	10,000	12,904
11.000% due 12/29/2049		$11,555	14,743
RBS Capital Trust
6.467% due 12/29/2049	EUR	325	256

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RCI Banque S.A.
4.600% due 04/12/2016		$22,000	$22,102
Regions Financial Corp.
0.644% due 06/26/2012		3,500	3,491
7.750% due 11/10/2014		11,200	12,334
Royal Bank of Scotland Group PLC
3.950% due 09/21/2015		10,000	10,119
4.875% due 08/25/2014		9,700	10,085
4.875% due 01/20/2017	EUR	700	970
5.375% due 09/30/2019		1,000	1,361
5.500% due 03/23/2020		1,700	2,329
6.934% due 04/09/2018		10,000	12,550
6.990% due 10/29/2049		$21,000	17,220
7.648% due 08/29/2049		12,299	10,485
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		7,945	8,461
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		17,600	18,242
5.499% due 07/07/2015		11,550	12,286
Scotland International Finance BV
4.250% due 05/23/2013		4,000	4,019
SL Green Realty Corp.
5.000% due 08/15/2018		6,000	6,114
SLM Corp.
0.860% due 01/27/2014		4,325	4,133
5.000% due 10/01/2013		1,500	1,537
5.375% due 01/15/2013		3,000	3,061
5.375% due 05/15/2014		1,600	1,653
5.625% due 08/01/2033		5,500	4,698
6.250% due 01/25/2016		750	781
8.000% due 03/25/2020		15,900	17,212
SMFG Preferred Capital Ltd.
9.500% due 07/29/2049		1,500	1,770
Springleaf Finance Corp.
4.875% due 07/15/2012		300	292
5.850% due 06/01/2013		100	93
5.900% due 09/15/2012		1,700	1,645
SSIF Nevada LP
1.267% due 04/14/2014		7,000	6,951
State Street Capital Trust
5.464% due 01/29/2049		9,500	9,543
Stone Street Trust
5.902% due 12/15/2015		3,100	3,117
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		11,300	11,647
Turkiye Garanti Bankasi A/S
3.061% due 04/20/2016		4,800	4,500
UBS AG
5.750% due 04/25/2018		12,400	13,590
5.875% due 12/20/2017		10,000	11,098
Wachovia Bank N.A.
0.804% due 03/15/2016		13,500	12,772
5.000% due 08/15/2015		300	324
Wachovia Corp.
0.744% due 06/15/2017		11,000	10,433
0.893% due 10/28/2015		10,400	9,914
0.937% due 10/15/2016		1,400	1,303
WEA Finance LLC
5.750% due 09/02/2015		5,100	5,598
7.500% due 06/02/2014		5,600	6,187
Wells Fargo & Co.
7.980% due 03/29/2049		2,000	2,187
Wells Fargo Bank N.A.
0.708% due 05/16/2016		3,800	3,624
4.750% due 02/09/2015		5,590	6,000
5.950% due 08/26/2036		400	438

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Operating Partnership LP
5.875% due 04/01/2018	$6,700	$6,792
Weyerhaeuser Co.
7.375% due 10/01/2019	12,900	14,823
7.375% due 03/15/2032	8,000	8,526

		2,183,553

INDUSTRIALS 19.0%
Alcoa, Inc.
5.950% due 02/01/2037	5,000	4,867
ALROSA Finance S.A.
7.750% due 11/03/2020	8,650	9,277
Altria Group, Inc.
9.250% due 08/06/2019	18,869	25,402
9.950% due 11/10/2038	10,000	15,218
American Airlines Pass-Through Trust
5.250% due 07/31/2022	3,252	3,317
7.000% due 07/31/2019	4,000	3,920
8.625% due 04/15/2023	16,000	16,880
10.375% due 01/02/2021	23,649	25,718
American Airlines, Inc.
7.500% due 03/15/2016^	10,700	9,496
American Tower Corp.
4.500% due 01/15/2018	6,000	6,311
7.000% due 10/15/2017	10,000	11,663
Amgen, Inc.
3.875% due 11/15/2021	17,500	17,948
4.100% due 06/15/2021	5,397	5,659
5.700% due 02/01/2019	5,128	5,919
6.150% due 06/01/2018	3,000	3,598
Anadarko Petroleum Corp.
6.200% due 03/15/2040	20,000	22,675
6.450% due 09/15/2036	3,740	4,332
7.950% due 06/15/2039	4,600	6,149
8.700% due 03/15/2019	18,950	24,914
ArcelorMittal
5.500% due 03/01/2021	2,500	2,457
7.000% due 10/15/2039	4,220	4,033
Asciano Finance Ltd.
6.000% due 04/07/2023	17,000	17,382
Aviation Capital Group Corp.
7.125% due 10/15/2020	15,600	15,688
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	19,933	20,880
Black & Decker Corp.
8.950% due 04/15/2014	4,000	4,589
Boston Scientific Corp.
7.375% due 01/15/2040	5,000	6,336
BP AMI Leasing, Inc.
5.523% due 05/08/2019	200	227
Braskem Finance Ltd.
5.750% due 04/15/2021	11,300	11,885
7.000% due 05/07/2020	4,000	4,516
7.250% due 06/05/2018	900	1,025
7.375% due 10/29/2049	2,000	2,035
Buckeye Partners LP
4.875% due 02/01/2021	12,100	12,608
Canadian National Railway Co.
4.400% due 03/15/2013	80	83
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	102
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	22,925	27,981
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	$491	$567
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	46
Concho Resources, Inc.
6.500% due 01/15/2022	3,000	3,180
8.625% due 10/01/2017	8,475	9,322
Consol Energy, Inc.
8.250% due 04/01/2020	500	525
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,000	1,960
4.750% due 07/12/2022	2,942	3,060
7.250% due 05/10/2021	22,106	24,758
9.000% due 01/08/2018	6,118	6,975
Continental Airlines, Inc.
6.750% due 09/15/2015	10,450	10,541
Continental Resources, Inc.
7.375% due 10/01/2020	9,775	10,899
8.250% due 10/01/2019	1,500	1,684
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022	11,600	11,890
Crown Castle Towers LLC
4.174% due 08/15/2037	5,500	5,680
5.495% due 01/15/2037	17,700	19,332
6.113% due 01/15/2040	13,620	15,157
CSC Holdings LLC
7.875% due 02/15/2018	1,000	1,123
CSN Islands Corp.
6.875% due 09/21/2019	7,600	8,678
CSN Resources S.A.
6.500% due 07/21/2020	2,000	2,250
CVS Pass-Through Trust
6.943% due 01/10/2030	6,349	7,326
7.507% due 01/10/2032	18,789	22,568
DCP Midstream LLC
5.375% due 10/15/2015	100	108
DCP Midstream Operating LP
3.250% due 10/01/2015	5,000	5,021
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020	2,383	2,514
6.417% due 01/02/2014	20,350	20,553
6.718% due 07/02/2024	1,300	1,368
7.750% due 06/17/2021	11,229	12,801
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019	4,500	4,815
DISH DBS Corp.
7.000% due 10/01/2013	2,080	2,226
7.125% due 02/01/2016	2,400	2,667
7.875% due 09/01/2019	4,200	4,851
Dolphin Energy Ltd.
5.500% due 12/15/2021	200	212
DP World Ltd.
6.850% due 07/02/2037	5,000	4,850
DP World Sukuk Ltd.
6.250% due 07/02/2017	2,500	2,644
El Paso Natural Gas Co.
8.375% due 06/15/2032	2,070	2,536
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021	5,000	5,207
Energy Transfer Equity LP
7.500% due 10/15/2020	6,500	7,247
Energy Transfer Partners LP
9.700% due 03/15/2019	7,467	9,557
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021	8,050	8,312
7.500% due 05/04/2020	13,714	14,555

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	39

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Florida Gas Transmission Co. LLC
7.000% due 07/17/2012		$3,400	$3,439
7.900% due 05/15/2019		30,100	36,477
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		7,300	7,245
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	284
Fresenius Medical Care U.S. Finance, Inc.
6.500% due 09/15/2018		500	548
General Electric Co.
5.250% due 12/06/2017		8,700	10,071
Georgia-Pacific LLC
7.250% due 06/01/2028		820	966
7.375% due 12/01/2025		2,500	3,055
7.750% due 11/15/2029		12,915	16,100
8.000% due 01/15/2024		1,500	1,913
8.875% due 05/15/2031		10,000	13,496
GTL Trade Finance, Inc.
7.250% due 10/20/2017		21,570	24,956
Harvest Operations Corp.
6.875% due 10/01/2017		4,900	5,218
HCA, Inc.
8.500% due 04/15/2019		5,300	5,916
9.875% due 02/15/2017		1,625	1,779
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	7,550	11,245
8.500% due 10/31/2019		4,650	7,023
Highmark, Inc.
4.750% due 05/15/2021		$3,600	3,611
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,638
Kabel BW GmbH
7.500% due 03/15/2019		1,000	1,085
Kern River Funding Corp.
4.893% due 04/30/2018		43	47
Kerr-McGee Corp.
7.875% due 09/15/2031		3,500	4,515
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,500	6,115
9.000% due 02/01/2019		5,380	6,899
Limited Brands, Inc.
5.250% due 11/01/2014		899	957
Masco Corp.
5.875% due 07/15/2012		5,000	5,038
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		23,362	23,636
Mongolian Mining Corp.
8.875% due 03/29/2017		12,975	12,901
Motorola Solutions, Inc.
5.375% due 11/15/2012		5,000	5,124
Mylan, Inc.
7.875% due 07/15/2020		1,000	1,120
Nakilat, Inc.
6.067% due 12/31/2033		5,000	5,388
Newfield Exploration Co.
5.750% due 01/30/2022		4,000	4,210
6.875% due 02/01/2020		5,970	6,283
Noranda Aluminum Acquisition Corp.
4.659% due 05/15/2015		3,500	3,395
Northwest Airlines Pass-Through Trust
1.243% due 11/20/2015		678	644
Northwest Pipeline GP
6.050% due 06/15/2018		30	36
Novatek Finance Ltd.
6.604% due 02/03/2021		20,200	22,428
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		16,562	17,721

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OGX Austria GmbH
8.500% due 06/01/2018	$10,650	$11,119
Peabody Energy Corp.
6.000% due 11/15/2018	4,900	4,826
Petrobras International Finance Co.
5.375% due 01/27/2021	2,500	2,703
5.750% due 01/20/2020	5,000	5,562
6.875% due 01/20/2040	5,600	6,617
PHH Corp.
9.250% due 03/01/2016	200	204
Pioneer Natural Resources Co.
6.650% due 03/15/2017	170	195
6.875% due 05/01/2018	21,035	24,840
7.200% due 01/15/2028	797	965
Plains All American Pipeline LP
3.650% due 06/01/2022	10,000	9,834
Pride International, Inc.
8.500% due 06/15/2019	34,000	44,761
Reynolds American, Inc.
7.250% due 06/01/2013	2,050	2,185
7.750% due 06/01/2018	300	374
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021	1,100	1,144
7.125% due 04/15/2019	21,100	22,102
7.875% due 08/15/2019	600	648
8.250% due 02/15/2021	17,000	16,065
8.750% due 10/15/2016	500	531
Rockies Express Pipeline LLC
6.250% due 07/15/2013	38,745	39,520
6.850% due 07/15/2018	15,850	14,899
Roofing Supply Group LLC
8.625% due 12/01/2017	1,800	1,917
RR Donnelley & Sons Co.
6.125% due 01/15/2017	4,291	4,119
Ryder System, Inc.
6.000% due 03/01/2013	3,000	3,124
SandRidge Energy, Inc.
7.500% due 03/15/2021	9,500	9,405
8.750% due 01/15/2020	8,025	8,346
SBA Tower Trust
5.101% due 04/15/2042	10,000	10,834
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	4,000	4,065
9.750% due 07/29/2013	1,100	1,185
SM Energy Co.
6.500% due 11/15/2021	6,175	6,607
Southwestern Energy Co.
4.100% due 03/15/2022	33,300	33,062
Teck Resources Ltd.
10.250% due 05/15/2016	7,050	8,080
10.750% due 05/15/2019	2,025	2,519
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015	1,800	1,857
6.221% due 07/03/2017	12,600	13,330
6.421% due 06/20/2016	10,775	11,495
Time Warner Cable, Inc.
8.250% due 04/01/2019	6,000	7,682
8.750% due 02/14/2019	2,750	3,589
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	31
Transocean, Inc.
6.000% due 03/15/2018	9,696	10,744
6.500% due 11/15/2020	21,600	24,184
6.800% due 03/15/2038	8,000	8,951
7.375% due 04/15/2018	6,500	7,482
Tyson Foods, Inc.
10.500% due 03/01/2014	1,000	1,165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		$3,600	$3,780
UAL Pass-Through Trust
10.125% due 03/22/2015^		56	20
10.400% due 05/01/2018		27,754	31,640
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		11,600	12,354
Vale Overseas Ltd.
8.250% due 01/17/2034		2,070	2,721
Vivendi S.A.
5.750% due 04/04/2013		500	519
WEA Finance LLC
4.625% due 05/10/2021		3,000	3,039
7.125% due 04/15/2018		400	472
Wesfarmers Ltd.
6.998% due 04/10/2013		14,900	15,698
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,078
Wynn Las Vegas LLC
5.375% due 03/15/2022		24,458	23,908

			1,413,411

UTILITIES 5.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		10,100	10,784
7.700% due 08/07/2013		420	452
8.700% due 08/07/2018		35,650	43,983
Ameren Illinois Co.
9.750% due 11/15/2018		488	662
Appalachian Power Co.
5.650% due 08/15/2012		300	305
AT&T Corp.
8.000% due 11/15/2031		116	163
Bruce Mansfield Unit
6.850% due 06/01/2034		97	104
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (c)	BRL	250	189
CMS Energy Corp.
1.522% due 01/15/2013		$2,000	1,992
Coffeyville Resources LLC
9.000% due 04/01/2015		450	484
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,250	1,383
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,500	3,815
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		17,330	18,976
Entergy Corp.
5.125% due 09/15/2020		9,900	9,985
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,574
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		14,000	14,735
7.288% due 08/16/2037		2,000	2,278
8.125% due 07/31/2014		14,200	15,770
8.146% due 04/11/2018		1,200	1,413
8.625% due 04/28/2034		3,100	3,920
9.250% due 04/23/2019		32,300	40,052
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,200	2,505
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		500	500
7.250% due 04/01/2016		1,000	1,095
Midwest Generation LLC
8.560% due 01/02/2016		694	662

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NGPL PipeCo LLC
6.514% due 12/15/2012		$12,492	$12,057
7.119% due 12/15/2017		85,210	77,715
7.768% due 12/15/2037		2,000	1,717
NRG Energy, Inc.
7.875% due 05/15/2021		5,500	5,307
8.250% due 09/01/2020		3,700	3,663
Pennsylvania Electric Co.
5.200% due 04/01/2020		10,000	10,851
Progress Energy, Inc.
6.850% due 04/15/2012		200	200
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	171
Puget Energy, Inc.
6.500% due 12/15/2020		9,500	10,435
Qtel International Finance Ltd.
4.750% due 02/16/2021		4,000	4,155
6.500% due 06/10/2014		500	548
Qwest Corp.
3.724% due 06/15/2013		100	102
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		441	474
Telecom Italia Capital S.A.
5.250% due 11/15/2013		4,300	4,429
6.175% due 06/18/2014		12,800	13,504
Telstra Corp. Ltd.
4.800% due 10/12/2021		13,800	15,023
TNK-BP Finance S.A.
6.625% due 03/20/2017		450	498
7.250% due 02/02/2020 (f)		5,000	5,812
7.250% due 02/02/2020		7,500	8,719
7.500% due 07/18/2016		19,300	21,857
7.875% due 03/13/2018		36,200	42,354
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	400	511

			426,883

Total Corporate Bonds & Notes (Cost $3,820,740)			4,023,847

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037		$3,300	3,284

Total Convertible Bonds & Notes (Cost $3,049)			3,284

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.7%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		7,200	9,154
7.550% due 04/01/2039		1,300	1,688
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,238
5.450% due 04/01/2015		14,000	15,607
5.950% due 04/01/2016		5,000	5,750
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029		2,000	2,342
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		12,500	11,196

			48,975

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	$7,500	$9,023

LOUISIANA 0.1%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	3,000	3,032

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	10,000	12,728

OHIO 0.0%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,898

TEXAS 0.6%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	10,000	11,056
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	18,000	20,812
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	10,000	12,258

		44,126

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,260

Total Municipal Bonds & Notes (Cost $108,152)		123,042

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
4.000% due 06/01/2029 - 05/01/2042	818,800	858,917

Total U.S. Government Agencies (Cost $852,049)		858,917

U.S. TREASURY OBLIGATIONS 16.4%
U.S. Treasury Bonds
3.125% due 11/15/2041	16,000	15,290
3.500% due 02/15/2039	83,400	86,358
3.750% due 08/15/2041	120,660	129,992
4.250% due 11/15/2040	11,400	13,379
4.375% due 05/15/2040	65,250	78,157
4.375% due 05/15/2041	28,000	33,543
4.750% due 02/15/2041 (e)(g)(h)	243,150	308,839
5.500% due 08/15/2028	81,600	109,076
U.S. Treasury Notes
1.000% due 08/31/2016 (e)	17,300	17,373
2.000% due 11/15/2021	76,300	75,090
2.000% due 02/15/2022	71,900	70,496
2.125% due 08/15/2021	142,600	142,444
3.125% due 05/15/2021	125,400	136,451

Total U.S. Treasury Obligations (Cost $1,160,778)		1,216,488

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.9%
Arran Residential Mortgages Funding PLC
2.241% due 11/19/2047	EUR	3,487	$4,642
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$24,110	22,561
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.492% due 02/10/2051		110	125
5.724% due 02/10/2051		1,000	1,139
Bear Stearns Alt-A Trust
5.134% due 11/25/2034		214	192
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,481
5.696% due 12/10/2049		91	104
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		209	187
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	227
5.886% due 11/15/2044		100	115
Countrywide Alternative Loan Trust
6.000% due 01/25/2037^		114	76
Countrywide Home Loan Mortgage Pass-Through Trust
2.737% due 04/20/2035		85	82
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	327
GS Mortgage Securities Corp.
5.560% due 11/10/2039		2,500	2,831
Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	18,100	24,201
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		$500	558
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	225
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036		434	316
2.393% due 05/25/2033		36	34
2.865% due 05/25/2033		29	29
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,216
5.700% due 09/12/2049		100	110
MLCC Mortgage Investors, Inc.
0.492% due 11/25/2035		154	128
1.996% due 10/25/2035		194	180
Morgan Stanley Capital
5.569% due 12/15/2044		1,000	1,082
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,377
Structured Adjustable Rate Mortgage Loan Trust
2.818% due 03/25/2034		74	71
Thornburg Mortgage Securities Trust
6.155% due 09/25/2037		246	247
Wells Fargo Mortgage-Backed Securities Trust
2.648% due 01/25/2035		209	198
4.547% due 12/25/2033		192	195
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		2,000	2,068

Total Mortgage-Backed Securities (Cost $66,735)			69,324

ASSET-BACKED SECURITIES 0.6%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		328	324
7.001% due 09/20/2022		22,300	20,438
Bumper S.A.
2.353% due 06/20/2022	EUR	85	114
Galaxy CLO Ltd.
0.847% due 04/17/2017		$707	693

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	41

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Magi Funding PLC
2.015% due 04/11/2021	EUR	7,157	$9,006
SLM Student Loan Trust
2.060% due 04/25/2023		$15,330	15,760

Total Asset-Backed Securities (Cost $46,563)			46,335

SOVEREIGN ISSUES 0.6%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	920
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		244	135
10.000% due 01/01/2014		733	404
10.000% due 01/01/2017		9,504	5,074
Korea Development Bank
8.000% due 01/23/2014		$500	552
Russia Government International Bond
3.250% due 04/04/2017 (a)		15,000	15,036
4.500% due 04/04/2022 (a)		5,000	5,004
United Kingdom Gilt
4.750% due 12/07/2030	GBP	6,600	13,073
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,900	1,966
6.902% due 07/09/2020		1,100	1,194

Total Sovereign Issues (Cost $41,946)			43,358

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Health Care REIT, Inc.
6.500% due 12/31/2049		84,000	4,391
Wells Fargo & Co.
7.500% due 12/31/2049		15,500	17,309

			21,700

	SHARES	MARKET VALUE (000S)
UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014	53,150	$2,857

Total Convertible Preferred Securities (Cost $17,178)		24,557

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Citigroup Capital
7.875% due 10/30/2040	48,000	1,306
Farm Credit Bank
10.000% due 12/31/2049	13,000	15,425
SLM Corp. CPI Linked Security
4.962% due 03/15/2017	21,400	497

Total Preferred Securities (Cost $14,799)		17,228

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.8%

CERTIFICATES OF DEPOSIT 1.3%
Banco Bradesco S.A.
1.955% due 01/24/2013	$8,700	8,768
Banco do Brasil S.A.
0.000% due 03/26/2013	7,000	6,850
2.556% due 02/14/2014	25,000	24,966
Itau Unibanco Holding S.A.
0.000% due 05/09/2012	25,000	24,959
0.000% due 05/16/2012	16,500	16,467
0.000% due 03/26/2013	15,000	14,645

		96,655

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.3%
Banc of America Securities LLC
0.050% due 04/02/2012	$23,300	$23,300

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $23,790. Repurchase proceeds are $23,300.)

U.S. TREASURY BILLS 0.0%
0.131% due 08/02/2012 - 09/27/2012 (b)(e)	2,101	2,100

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 16.2%
PIMCO Short-Term Floating NAV Portfolio	120,134,059	1,203,863

Total Short-Term Instruments (Cost $1,325,419)		1,325,918

PURCHASED OPTIONS (j) 0.0%
(Cost $3,101)		1,346

Total Investments 107.2% (Cost $7,681,658)		$7,973,487

Written Options (k) (0.2%) (Premiums $22,585)		(17,051)

Other Assets and Liabilities (Net) (7.0%)		(516,861)

Net Assets 100.0%		$7,439,575

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $15,816 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $12,697 at a weighted average interest rate of (0.392%). On March 31, 2012, securities valued at $2,441 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $11,043 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2013	2,792	$4,679
90-Day Euribor June Futures	Long	06/2014	1,839	4,371
90-Day Euribor September Futures	Long	09/2014	1,624	3,317
90-Day Eurodollar June Futures	Long	06/2014	6	10
U.S. Treasury 10-Year Note June Futures	Long	06/2012	2,457	(3,977)

				$8,400

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(h)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $31,786 and cash of $28 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$	41,225	$711	$(511)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		3,000	89	16

					$800	$(495)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$	156,700	$1,226	$980
CDX.IG-18 5-Year Index	1.000%	06/20/2017		1,112,300	5,094	257

					$6,320	$1,237

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	6-Month EUR-EURIBOR	2.500%	09/19/2022	EUR	160,800	$(2,161)	$600

(i)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BPS	(1.300%	)	12/20/2018	1.038%	$	3,000	$(51)	$0	$(51)
American Electric Power Co., Inc.	BRC	(0.793%	)	06/20/2019	0.672%		36,000	(306)	0	(306)
American International Group, Inc.	GST	(5.000%	)	09/20/2018	2.136%		10,000	(1,632)	(927)	(705)
Black & Decker Corp.	BRC	(2.250%	)	06/20/2014	0.153%		4,000	(190)	0	(190)
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.112%		5,000	(30)	0	(30)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.503%		4,000	61	132	(71)
Centex Corp.	DUB	(1.000%	)	03/20/2013	0.923%		13,000	(14)	(22)	8
CSX Corp.	BPS	(1.000%	)	03/20/2014	0.223%		250	(4)	3	(7)
CSX Corp.	BRC	(1.440%	)	03/20/2018	0.569%		5,370	(271)	0	(271)
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.356%		2,500	(21)	(6)	(15)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.103%		2,000	7	(32)	39
International Lease Finance Corp.	CBK	(5.000%	)	06/20/2016	4.321%		12,500	(328)	(1,156)	828
International Lease Finance Corp.	GST	(5.000%	)	06/20/2016	4.321%		15,000	(393)	(1,239)	846
Intesa Sanpaolo SpA	BOA	(1.000%	)	09/20/2016	3.384%	EUR	3,000	374	257	117
Intesa Sanpaolo SpA	BRC	(1.000%	)	09/20/2015	3.183%	$	13,000	902	259	643
Intesa Sanpaolo SpA	GST	(1.000%	)	09/20/2016	3.384%	EUR	750	93	65	28
Intesa Sanpaolo SpA	MYC	(1.000%	)	09/20/2016	3.384%		7,850	980	701	279
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	0.872%	$	7,000	(43)	104	(147)
Limited Brands, Inc.	BPS	(1.000%	)	12/20/2014	0.959%		1,250	(2)	96	(98)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.640%		2,000	(36)	0	(36)
Marsh & McLennan Cos., Inc.	CBK	(1.000%	)	09/20/2015	0.357%		5,000	(112)	(141)	29
Masco Corp.	BRC	(1.000%	)	09/20/2012	0.728%		5,000	(8)	113	(121)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.162%		5,000	(32)	253	(285)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.194%		10,000	(60)	0	(60)
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.533%		2,000	(29)	0	(29)
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	6.995%		4,300	862	0	862
Ryder System, Inc.	CBK	(3.060%	)	03/20/2013	0.413%		3,000	(81)	0	(81)
Toll Brothers Finance Corp.	GST	(1.000%	)	12/20/2017	1.687%		2,100	76	55	21

								$(288)	$(1,485)	$1,197

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	43

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CBK	5.000%	09/20/2016	2.880%	$	4,000	$359	$227	$132
AES Corp.	GST	5.000%	09/20/2016	2.880%		500	45	20	25
AES Corp.	MYC	5.000%	09/20/2016	2.880%		5,000	448	283	165
Alcoa, Inc.	BPS	1.000%	12/20/2015	2.200%		8,850	(373)	(427)	54
Alcoa, Inc.	CBK	5.000%	09/20/2015	2.086%		10,000	988	848	140
Alcoa, Inc.	CBK	1.000%	03/20/2016	2.299%		300	(15)	(11)	(4)
Alcoa, Inc.	DUB	1.000%	06/20/2015	1.952%		4,200	(123)	(179)	56
Alcoa, Inc.	DUB	1.000%	03/20/2016	2.299%		3,200	(155)	(112)	(43)
Alcoa, Inc.	FBF	1.000%	12/20/2015	2.200%		2,600	(110)	(131)	21
Alcoa, Inc.	GST	1.000%	03/20/2016	2.299%		1,700	(82)	(73)	(9)
Alcoa, Inc.	HUS	1.000%	03/20/2016	2.299%		3,100	(150)	(159)	9
Alcoa, Inc.	MYC	1.000%	06/20/2015	1.952%		600	(18)	(67)	49
Alcoa, Inc.	MYC	1.000%	03/20/2016	2.299%		3,100	(150)	(163)	13
Ally Financial, Inc.	BPS	5.000%	03/20/2013	2.871%		6,000	133	50	83
Ally Financial, Inc.	DUB	5.000%	12/20/2012	2.499%		35,000	694	(225)	919
Ally Financial, Inc.	DUB	5.000%	03/20/2013	2.871%		700	16	17	(1)
Ally Financial, Inc.	GST	5.000%	03/20/2013	2.871%		10,000	221	106	115
Ally Financial, Inc.	JPM	1.840%	06/20/2012	2.551%		500	0	0	0
Ally Financial, Inc.	JPM	5.000%	03/20/2017	4.366%		1,000	28	(45)	73
America Movil S.A.B. de C.V.	CBK	1.000%	12/20/2012	0.247%		8,600	51	37	14
America Movil S.A.B. de C.V.	DUB	1.000%	12/20/2012	0.247%		13,100	77	54	23
America Movil S.A.B. de C.V.	UAG	1.000%	09/20/2012	0.247%		30,000	120	114	6
American Express Co.	JPM	2.750%	03/20/2014	0.300%		3,000	148	0	148
American International Group, Inc.	DUB	0.890%	12/20/2012	0.645%		100	0	0	0
American International Group, Inc.	DUB	0.900%	12/20/2012	0.645%		300	1	0	1
Anadarko Petroleum Corp.	CBK	1.000%	03/20/2017	1.507%		10,000	(233)	(245)	12
Anadarko Petroleum Corp.	UAG	1.000%	03/20/2017	1.507%		10,000	(234)	(241)	7
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.685%	EUR	20,600	324	(220)	544
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.685%	$	25,000	298	(150)	448
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.685%	EUR	3,700	58	(37)	95
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.685%		3,300	52	(41)	93
ArcelorMittal	BOA	1.000%	12/20/2015	4.176%	$	1,700	(181)	(114)	(67)
ArcelorMittal	BRC	1.000%	12/20/2015	4.176%		7,000	(748)	(539)	(209)
ArcelorMittal	FBF	1.000%	12/20/2015	4.176%		14,500	(1,549)	(1,090)	(459)
ArcelorMittal	FBF	1.000%	03/20/2016	4.274%		5,100	(593)	(262)	(331)
ArcelorMittal	GST	1.000%	03/20/2016	4.274%		2,300	(267)	(105)	(162)
ArcelorMittal	HUS	1.000%	03/20/2016	4.274%		800	(93)	(35)	(58)
ArcelorMittal	JPM	1.000%	12/20/2015	4.176%		5,000	(535)	(334)	(201)
ArcelorMittal	JPM	1.000%	03/20/2016	4.274%		2,300	(267)	(90)	(177)
ArcelorMittal	MYC	1.000%	12/20/2015	4.176%		8,300	(887)	(631)	(256)
ArcelorMittal	MYC	1.000%	03/20/2016	4.274%		2,300	(267)	(141)	(126)
Australia Government Bond	DUB	1.000%	06/20/2016	0.560%		17,500	326	424	(98)
Australia Government Bond	UAG	1.000%	09/20/2015	0.462%		6,100	115	155	(40)
Australia Government Bond	UAG	1.000%	12/20/2015	0.499%		1,000	19	28	(9)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.039%		25,000	(19)	(502)	483
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	0.819%		5,000	38	0	38
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.039%		10,000	(7)	(83)	76
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2012	0.487%		6,600	27	33	(6)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.039%		15,000	(11)	(187)	176
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	1.039%		25,000	(19)	(468)	449
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.623%		16,200	216	(71)	287
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.623%		8,500	113	(49)	162
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.666%		1,200	15	8	7
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.623%		800	10	(4)	14
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.623%		1,900	25	(11)	36
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.623%		3,500	47	(8)	55
BNP Paribas S.A.	DUB	3.000%	03/20/2016	3.377%	EUR	2,300	(39)	(211)	172
BNP Paribas S.A.	GST	3.000%	03/20/2016	3.377%		1,200	(20)	(113)	93
BP Capital Markets America, Inc.	DUB	1.000%	06/20/2015	0.660%	$	10,000	112	57	55
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2015	0.660%		25,000	280	119	161
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.770%		5,000	46	22	24
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.798%		5,500	48	49	(1)
BP Capital Markets America, Inc.	MYC	1.000%	06/20/2015	0.660%		5,000	56	31	25
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.965%		15,800	26	(133)	159
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.427%		3,000	14	4	10

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.924%	$	7,300	$22	$(62)	$84
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.427%		2,000	9	3	6
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.000%		19,800	7	(140)	147
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.965%		11,600	19	(73)	92
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.876%		1,150	5	(10)	15
Brazil Government International Bond	GST	1.000%	12/20/2012	0.427%		2,000	9	3	6
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.924%		2,500	7	(25)	32
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.000%		7,700	3	(47)	50
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.814%		400	2	(4)	6
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.876%		10,000	43	(129)	172
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.965%		7,300	12	(54)	66
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.000%		5,600	2	(38)	40
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.017%		1,100	44	0	44
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	0.509%		7,000	710	370	340
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.805%		26,800	189	(119)	308
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.644%		14,300	204	198	6
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.644%		5,200	74	71	3
Chesapeake Energy Corp.	BRC	5.000%	03/20/2017	4.684%		5,000	76	51	25
Chesapeake Energy Corp.	BRC	5.000%	06/20/2017	4.788%		2,500	28	59	(31)
Chesapeake Energy Corp.	FBF	5.000%	03/20/2017	4.684%		2,000	31	46	(15)
Chesapeake Energy Corp.	GST	5.000%	03/20/2017	4.684%		20,050	305	204	101
Chesapeake Energy Corp.	GST	5.000%	06/20/2017	4.788%		2,000	22	56	(34)
Chesapeake Energy Corp.	JPM	5.000%	03/20/2017	4.684%		2,900	44	12	32
China Government International Bond	BOA	0.820%	12/20/2014	0.613%		1,300	8	0	8
China Government International Bond	BRC	0.770%	12/20/2014	0.613%		5,350	24	0	24
China Government International Bond	BRC	1.000%	03/20/2016	0.868%		11,800	65	152	(87)
China Government International Bond	DUB	1.000%	09/20/2015	0.762%		13,000	111	117	(6)
China Government International Bond	DUB	1.000%	12/20/2015	0.819%		8,100	57	142	(85)
China Government International Bond	FBF	1.000%	12/20/2016	1.035%		700	(1)	(33)	32
China Government International Bond	HUS	1.000%	06/20/2015	0.696%		10,000	100	194	(94)
China Government International Bond	JPM	1.000%	06/20/2015	0.696%		3,500	35	71	(36)
China Government International Bond	JPM	1.000%	09/20/2015	0.762%		19,500	165	194	(29)
China Government International Bond	MYC	1.000%	12/20/2015	0.819%		3,000	20	41	(21)
China Government International Bond	MYC	1.000%	12/20/2016	1.035%		500	0	(24)	24
China Government International Bond	RYL	1.000%	06/20/2015	0.696%		10,000	100	194	(94)
Citigroup, Inc.	MYC	0.280%	09/20/2012	0.832%		700	(2)	0	(2)
Comcast Corp.	BRC	1.610%	12/20/2013	0.268%		7,000	167	0	167
Comcast Corp.	DUB	1.000%	12/20/2015	0.527%		8,500	151	(8)	159
Constellation Energy Group, Inc.	JPM	1.000%	06/20/2016	0.807%		40,000	333	(38)	371
Daimler Finance North America LLC	GST	1.000%	12/20/2013	0.387%		2,800	30	27	3
Danone	DUB	1.000%	03/20/2016	0.542%		2,000	36	32	4
Danone	FBF	1.000%	12/20/2015	0.512%	EUR	400	10	8	2
Danone	JPM	1.000%	12/20/2015	0.512%		14,200	344	269	75
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.035%	$	9,900	(335)	(310)	(25)
Denmark Government International Bond	DUB	0.250%	09/20/2016	1.035%		2,000	(67)	(67)	0
Denmark Government International Bond	GST	0.250%	09/20/2016	1.035%		3,400	(115)	(104)	(11)
Denmark Government International Bond	RYL	0.250%	09/20/2016	1.035%		900	(30)	(27)	(3)
Denmark Government International Bond	UAG	0.250%	09/20/2016	1.035%		2,900	(98)	(95)	(3)
Deutsche Telekom International Finance BV	GST	1.000%	06/20/2016	0.741%		23,900	264	197	67
Dominion Resources, Inc.	CBK	0.670%	06/20/2015	0.258%		100	1	0	1
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.656%		3,000	41	32	9
Egypt Government International Bond	BRC	1.000%	03/20/2016	5.319%		20	(3)	(2)	(1)
Egypt Government International Bond	DUB	1.000%	03/20/2016	5.319%		100	(15)	(12)	(3)
Egypt Government International Bond	JPM	1.000%	03/20/2016	5.319%		3,250	(490)	(406)	(84)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	09/20/2015	0.924%		500	2	(3)	5
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.966%		4,000	6	(26)	32
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.003%		2,000	1	(13)	14
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	06/20/2015	0.874%		10,000	44	(53)	97
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2015	0.966%		10,000	16	(59)	75
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.003%		1,000	0	(8)	8
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.924%		4,600	14	(22)	36
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.003%		1,000	0	(8)	8
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.036%		1,000	(1)	(8)	7
Encana Corp.	FBF	1.000%	03/20/2017	1.932%		21,000	(900)	(838)	(62)
EOG Resources, Inc.	DUB	1.000%	06/20/2017	1.007%		3,100	0	(3)	3
EOG Resources, Inc.	UAG	1.000%	06/20/2017	1.007%		3,000	0	(3)	3

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Forest Oil Corp.	BOA	5.000%	06/20/2015	4.164%	$	5,000	$133	$104	$29
Forest Oil Corp.	CBK	5.000%	06/20/2015	4.164%		2,500	67	63	4
Forest Oil Corp.	FBF	5.000%	06/20/2015	4.164%		1,500	40	(6)	46
Forest Oil Corp.	GST	5.000%	06/20/2015	4.164%		6,500	173	126	47
Forest Oil Corp.	GST	5.000%	03/20/2017	5.639%		4,000	(99)	(123)	24
Forest Oil Corp.	GST	5.000%	06/20/2017	5.775%		5,000	(158)	(138)	(20)
France Government Bond	BRC	0.250%	03/20/2016	1.423%		1,800	(80)	(71)	(9)
France Government Bond	CBK	0.250%	03/20/2016	1.423%		4,100	(183)	(165)	(18)
France Government Bond	GST	0.250%	03/20/2016	1.423%		34,100	(1,523)	(1,354)	(169)
France Government Bond	JPM	0.250%	03/20/2016	1.423%		1,000	(45)	(26)	(19)
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2012	0.347%		300	1	0	1
Freeport-McMoRan Copper & Gold, Inc.	JPM	1.000%	03/20/2016	1.339%		5,000	(63)	(12)	(51)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.584%		1,000	3	(21)	24
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.584%		1,000	4	(20)	24
Gazprom OAO Via Gazprom International S.A.	HUS	1.000%	09/20/2012	0.584%		10,000	24	(62)	86
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.584%		1,500	5	(31)	36
General Electric Capital Corp.	BOA	5.000%	06/20/2012	0.372%		3,700	46	70	(24)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.557%		4,800	392	0	392
General Electric Capital Corp.	BOA	5.000%	09/20/2014	0.949%		8,000	808	922	(114)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.212%		500	(4)	(6)	2
General Electric Capital Corp.	BPS	4.750%	12/20/2013	0.779%		1,500	105	0	105
General Electric Capital Corp.	BPS	3.900%	03/20/2014	0.846%		10,000	614	0	614
General Electric Capital Corp.	BRC	0.630%	12/20/2012	0.380%		600	1	0	1
General Electric Capital Corp.	BRC	4.450%	12/20/2013	0.779%		4,000	259	0	259
General Electric Capital Corp.	CBK	1.310%	03/20/2013	0.491%		1,000	8	0	8
General Electric Capital Corp.	CBK	6.950%	03/20/2013	0.491%		2,425	159	0	159
General Electric Capital Corp.	CBK	4.200%	03/20/2014	0.846%		10,000	673	0	673
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.949%		5,000	505	178	327
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.380%		4,000	22	0	22
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.779%		2,000	140	0	140
General Electric Capital Corp.	GST	5.700%	12/20/2013	0.779%		5,000	434	0	434
General Electric Capital Corp.	GST	5.000%	09/20/2014	0.949%		4,000	405	160	245
General Electric Capital Corp.	JPM	5.000%	09/20/2014	0.949%		4,300	435	275	160
General Electric Capital Corp.	RYL	1.000%	03/20/2015	1.050%		1,300	(1)	(37)	36
HCA, Inc.	GST	5.000%	06/20/2016	4.536%		2,200	42	138	(96)
HCA, Inc.	MYC	5.000%	06/20/2016	4.536%		8,700	166	533	(367)
Illinois State General Obligation Bonds, Series 2006	DUB	2.770%	03/20/2021	2.367%		3,100	86	0	86
Illinois State General Obligation Bonds, Series 2006	DUB	2.820%	03/20/2021	2.367%		1,200	37	0	37
Illinois State General Obligation Bonds, Series 2006	MYC	2.780%	03/20/2021	2.367%		1,200	34	0	34
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.140%		5,000	(22)	(120)	98
Japan Government International Bond	GST	1.000%	03/20/2015	0.593%		21,900	272	467	(195)
Japan Government International Bond	GST	1.000%	09/20/2015	0.688%		2,400	26	35	(9)
Japan Government International Bond	GST	1.000%	12/20/2015	0.737%		700	7	16	(9)
Japan Government International Bond	GST	1.000%	03/20/2016	0.781%		18,700	166	48	118
Japan Government International Bond	JPM	1.000%	12/20/2015	0.737%		300	3	7	(4)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.781%		5,600	50	(6)	56
Japan Government International Bond	MYC	1.000%	12/20/2015	0.737%		3,700	37	82	(45)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.781%		800	7	(10)	17
Japan Government International Bond	RYL	1.000%	12/20/2015	0.737%		2,000	20	45	(25)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.781%		900	9	(10)	19
Lafarge S.A.	FBF	1.000%	06/20/2016	3.378%		12,900	(1,174)	(734)	(440)
Lafarge S.A.	MYC	1.000%	06/20/2016	3.378%		25,000	(2,276)	(1,468)	(808)
Lincoln National Corp.	BOA	1.000%	03/20/2016	1.971%		3,200	(116)	(106)	(10)
Lincoln National Corp.	DUB	1.000%	03/20/2016	1.971%		5,000	(181)	(169)	(12)
MetLife, Inc.	DUB	2.073%	03/20/2013	0.814%		1,000	13	0	13
MetLife, Inc.	DUB	5.000%	06/20/2014	1.320%		9,000	742	(90)	832
MetLife, Inc.	DUB	5.000%	09/20/2014	1.456%		5,000	440	463	(23)
MetLife, Inc.	DUB	5.000%	09/20/2019	2.241%		9,200	1,642	1,118	524
MetLife, Inc.	GST	1.000%	12/20/2014	1.565%		9,000	(132)	(504)	372
MetLife, Inc.	JPM	5.000%	06/20/2014	1.320%		6,000	495	(36)	531
MetLife, Inc.	JPM	5.000%	09/20/2014	1.456%		15,000	1,319	1,353	(34)
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.872%		9,800	46	(71)	117
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.915%		8,850	30	(59)	89
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.297%		1,500	8	3	5
Mexico Government International Bond	GST	1.000%	12/20/2012	0.297%		1,500	8	4	4
Mexico Government International Bond	HUS	1.690%	09/20/2014	0.683%		15,800	402	0	402

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.954%	$	14,900	$33	$(49)	$82
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.297%		3,500	20	9	11
Mexico Government International Bond	MYC	1.000%	09/20/2015	0.872%		3,600	17	(28)	45
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.954%		13,200	29	(62)	91
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.872%		9,800	46	(85)	131
MGM Resorts International	GST	5.000%	12/20/2013	3.577%		3,000	77	38	39
MGM Resorts International	GST	5.000%	03/20/2014	3.805%		1,000	25	18	7
Morgan Stanley	BOA	1.000%	03/20/2013	2.313%		10,000	(123)	(181)	58
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.570%		5,100	157	0	157
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.570%		5,000	143	0	143
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.570%		1,400	43	0	43
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.361%		1,100	39	0	39
Nokia OYJ	MYC	1.000%	09/20/2013	1.799%		8,400	(95)	(98)	3
NRG Energy, Inc.	BOA	5.000%	03/20/2017	6.685%		4,000	(261)	(290)	29
NRG Energy, Inc.	BRC	5.000%	03/20/2017	6.685%		2,000	(131)	(150)	19
NRG Energy, Inc.	CBK	5.000%	06/20/2017	6.844%		4,500	(333)	(360)	27
NRG Energy, Inc.	GST	5.000%	12/20/2016	6.509%		5,400	(304)	(109)	(195)
NRG Energy, Inc.	GST	5.000%	03/20/2017	6.685%		3,000	(197)	(233)	36
NRG Energy, Inc.	GST	5.000%	06/20/2017	6.844%		100	(7)	(8)	1
NRG Energy, Inc.	GST	5.000%	03/20/2019	7.070%		300	(30)	(26)	(4)
NRG Energy, Inc.	MYC	5.000%	03/20/2017	6.685%		1,100	(72)	(74)	2
NRG Energy, Inc.	UAG	5.000%	03/20/2017	6.685%		1,300	(85)	(111)	26
NRG Energy, Inc.	UAG	5.000%	06/20/2017	6.844%		2,500	(185)	(175)	(10)
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.617%		8,000	488	0	488
Pacific Gas & Electric Co.	DUB	1.000%	09/20/2016	1.030%		20,000	(19)	(202)	183
Pacific Gas & Electric Co.	FBF	1.000%	09/20/2016	1.030%		5,000	(4)	(50)	46
Pacific Gas & Electric Co.	GST	1.000%	09/20/2016	1.030%		2,500	(2)	(25)	23
Pacific Gas & Electric Co.	RYL	1.000%	09/20/2016	1.030%		2,500	(2)	(26)	24
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%		25,000	63	(292)	355
Petrobras International Finance Co.	HUS	1.000%	12/20/2012	0.549%		11,000	40	0	40
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.191%		5,000	(31)	(143)	112
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.549%		3,600	9	(23)	32
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.191%		5,700	(35)	(182)	147
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.662%		2,600	33	(12)	45
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.662%		13,500	172	(17)	189
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.662%		1,500	19	(11)	30
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.408%		1,000	(15)	(19)	4
Prudential Financial, Inc.	GST	1.000%	03/20/2016	1.408%		25,000	(381)	(633)	252
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	0.499%		13,000	52	65	(13)
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.994%		1,000	1	(8)	9
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.994%		400	0	0	0
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.994%		3,500	2	(26)	28
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.031%		1,000	(1)	(7)	6
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.994%		4,000	3	(8)	11
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.994%		500	1	0	1
Republic of Italy	BPS	1.000%	12/20/2015	3.687%		2,900	(262)	(103)	(159)
Republic of Italy	GST	1.000%	09/20/2016	3.796%		5,200	(569)	(434)	(135)
Republic of Italy	RYL	1.000%	12/20/2015	3.687%		4,700	(424)	(164)	(260)
Republic of Korea	BOA	1.000%	12/20/2015	0.908%		1,400	5	3	2
Republic of Korea	BRC	0.960%	12/20/2014	0.711%		400	3	0	3
Republic of Korea	BRC	1.000%	09/20/2015	0.852%		3,600	20	(22)	42
Republic of Korea	BRC	1.000%	12/20/2015	0.908%		8,600	32	97	(65)
Republic of Korea	BRC	1.000%	06/20/2016	0.999%		4,600	2	11	(9)
Republic of Korea	DUB	1.000%	12/20/2012	0.320%		7,500	40	(39)	79
Republic of Korea	FBF	1.000%	12/20/2012	0.320%		1,000	5	(5)	10
Republic of Korea	FBF	1.000%	03/20/2016	0.956%		5,000	11	(2)	13
Republic of Korea	JPM	1.000%	12/20/2012	0.320%		1,000	6	(6)	12
Republic of Korea	JPM	1.000%	09/20/2015	0.852%		2,400	13	(10)	23
Republic of Korea	JPM	1.000%	12/20/2015	0.908%		12,800	48	(9)	57
Republic of Korea	RYL	1.000%	06/20/2015	0.786%		10,000	71	101	(30)
Republic of Korea	UAG	1.000%	09/20/2015	0.852%		10,500	57	(35)	92
Republic of Korea	UAG	1.000%	12/20/2015	0.908%		9,000	33	78	(45)
Rio Tinto Finance USA Ltd.	JPM	1.000%	09/20/2015	0.799%		3,800	27	(15)	42
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.544%		2,000	39	15	24
Rogers Communications, Inc.	JPM	1.000%	12/20/2015	0.490%		22,900	438	82	356
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.544%		5,800	111	39	72

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	CBK	1.000%	12/20/2012	0.447%	$	3,900	$17	$(46)	$63
Russia Government International Bond	CBK	1.000%	03/20/2016	1.613%		12,700	(294)	(137)	(157)
Russia Government International Bond	DUB	1.000%	12/20/2012	0.447%		2,800	12	(39)	51
Russia Government International Bond	FBF	1.000%	12/20/2012	0.447%		1,000	5	(10)	15
Russia Government International Bond	HUS	1.000%	12/20/2012	0.447%		5,100	22	(60)	82
Russia Government International Bond	HUS	1.000%	03/20/2016	1.613%		3,400	(78)	(46)	(32)
Russia Government International Bond	JPM	1.000%	12/20/2012	0.447%		4,100	18	(46)	64
Russia Government International Bond	MYC	1.000%	12/20/2012	0.447%		1,000	5	(10)	15
Russia Government International Bond	MYC	1.000%	06/20/2016	1.665%		1,000	(26)	(13)	(13)
Russia Government International Bond	RYL	1.000%	03/20/2016	1.613%		10,000	(231)	(103)	(128)
Russia Government International Bond	UAG	1.000%	06/20/2015	1.407%		5,000	(63)	(76)	13
RZD Capital Ltd.	MYC	1.000%	03/20/2016	2.379%		600	(31)	(31)	0
RZD Capital Ltd.	RYL	1.000%	03/20/2016	2.379%		900	(46)	(47)	1
Shell International Finance BV	BOA	1.000%	03/20/2016	0.465%	EUR	3,800	108	103	5
Shell International Finance BV	DUB	1.000%	06/20/2016	0.489%	$	1,900	41	38	3
Shell International Finance BV	GST	1.000%	03/20/2016	0.465%		3,200	68	66	2
Shell International Finance BV	HUS	1.000%	06/20/2016	0.489%		2,000	43	38	5
Shell International Finance BV	JPM	1.000%	03/20/2016	0.465%		16,300	349	313	36
Shell International Finance BV	MYC	1.000%	06/20/2016	0.489%		16,800	363	315	48
Shell International Finance BV	SOG	1.000%	03/20/2016	0.465%	EUR	1,600	45	44	1
Shell International Finance BV	UAG	1.000%	03/20/2016	0.465%		3,500	99	96	3
Statoil ASA	BRC	1.000%	06/20/2016	0.614%	$	8,600	141	168	(27)
Statoil ASA	FBF	1.000%	06/20/2016	0.614%		3,000	49	58	(9)
Statoil ASA	SOG	1.000%	06/20/2016	0.614%		8,600	141	164	(23)
Statoil ASA	UAG	1.000%	06/20/2016	0.614%		5,000	82	100	(18)
Teck Resources Ltd.	BRC	1.000%	03/20/2016	1.327%		1,000	(12)	(2)	(10)
Teck Resources Ltd.	CBK	1.000%	12/20/2015	1.261%		2,200	(20)	(31)	11
Teck Resources Ltd.	MYC	1.000%	03/20/2021	2.045%		10,000	(783)	(521)	(262)
Teck Resources Ltd.	UAG	1.000%	03/20/2016	1.327%		3,000	(36)	(10)	(26)
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	2.877%		3,000	(193)	(69)	(124)
Tesco PLC	HUS	1.000%	03/20/2016	0.844%		3,900	25	50	(25)
Time Warner Cable, Inc.	BRC	1.000%	12/20/2015	0.989%		4,000	3	(39)	42
Time Warner Cable, Inc.	UAG	1.000%	12/20/2015	0.989%		15,000	11	(88)	99
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	6.866%	JPY	270,000	(235)	(238)	3
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2012	5.926%		400,000	(52)	(689)	637
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	5.928%		329,900	(138)	(755)	617
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	5.926%		200,000	(26)	(222)	196
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.412%	$	18,000	320	24	296
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.412%		4,500	80	21	59
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	1.149%		2,000	(12)	(5)	(7)
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	1.149%		2,700	(15)	(11)	(4)
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	1.149%		10,000	(57)	(60)	3
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.082%	EUR	5,300	7	(46)	53
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.082%		10,600	13	(88)	101
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.082%		5,000	6	(46)	52
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.082%		5,900	7	(58)	65
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.430%	$	10,000	228	128	100
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.430%		8,200	186	158	28
United Kingdom Gilt	GST	1.000%	12/20/2015	0.389%		4,500	103	104	(1)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.269%		7,500	164	110	54
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.389%		5,000	114	93	21
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.466%		9,300	209	160	49
UPC Holding BV	DUB	5.000%	06/20/2016	5.927%	EUR	11,100	(462)	(19)	(443)
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	1.488%		5,000	(121)	(130)	9
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	1.488%	$	5,000	(92)	(49)	(43)
Xstrata Finance Canada Ltd.	FBF	1.000%	03/20/2016	1.488%		8,900	(163)	(79)	(84)
Xstrata Finance Canada Ltd.	GST	1.000%	03/20/2016	1.488%	EUR	6,700	(162)	(133)	(29)

							$4,551	$(10,106)	$14,657

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	UAG	1.000%	06/20/2016	$	144,400	$1,129	$(1,483)	$2,612
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016		19,295	130	31	99
CDX.IG-18 5-Year Index	CBK	1.000%	06/20/2017		12,400	57	69	(12)
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017		51,390	238	243	(5)
CDX.IG-18 5-Year Index	GST	1.000%	06/20/2017		12,400	58	70	(12)

						$1,612	$(1,070)	$2,682

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	75,000	$261	$52	$209
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		80,000	533	320	213
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		332,100	3,390	(390)	3,780
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		322,000	3,724	(469)	4,193
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		1,050,500	18,088	5,131	12,957
Pay	1-Year BRL-CDI	11.630%	01/02/2014	DUB		15,000	262	0	262
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		314,000	5,604	1,876	3,728
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		337,000	8,859	428	8,431
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		21,000	551	93	458
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		199,000	5,325	311	5,014
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		51,800	(11)	22	(33)
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	3,700	(13)	(23)	10
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		85,000	1,479	170	1,309
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		90,200	1,569	1,175	394
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	FBF	JPY	1,020,000	(400)	341	(741)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,053,700	140	(90)	230
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		91,000	12	105	(93)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		956,700	127	(602)	729
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		1,404,200	186	(517)	703
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	0	(2)	2
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		170,500	23	80	(57)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		27,000	22	28	(6)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	GLM		5,800	5	8	(3)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		175,000	144	158	(14)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		10,000	8	6	2
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		269,000	220	213	7
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		689,100	3,844	1,406	2,438
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		227,100	1,267	632	635
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		68,000	81	139	(58)
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		228,000	271	335	(64)

							$55,571	$10,936	$44,635

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(j)	Purchased options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$	168,600	$641	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.250%	04/30/2012		72,900	328	0
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012	EUR	8,300	374	59

								$1,343	$59

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	UAG	$	1.000	06/11/2012	AUD	38,470	$427	$471
Put - OTC AUD versus USD	HUS		1.000	06/11/2012		35,401	452	434
Put - OTC AUD versus USD	BOA		1.000	06/11/2012		5,590	80	69
Put - OTC AUD versus USD	DUB		1.000	06/11/2012		100	2	1
Put - OTC EUR versus USD	UAG		1.260	06/11/2012	EUR	30,190	365	141
Put - OTC EUR versus USD	DUB		1.260	06/11/2012		36,719	431	171
Put - OTC EUR versus USD	BRC		1.260	06/11/2012		100	1	0

							$1,758	$1,287

(k)	Written options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	406	$212	$(66)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	406	101	(36)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	123	36	(4)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	928	307	(249)

				$656	$(355)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	227,100	$804	$(565)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		227,100	804	(490)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		190,000	397	(236)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		190,000	397	(105)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		442,600	608	(80)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		442,600	608	(658)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		2,582,300	1,840	(1,333)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		2,582,300	1,840	(1,161)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		59,400	701	(814)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		59,400	1,117	(939)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		297,000	3,519	(4,071)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		297,000	5,605	(4,695)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		29,200	412	(400)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		29,200	485	(462)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		120,000	1,713	(570)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012	EUR	37,000	427	(34)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014		19,800	138	(1)

								$21,415	$(16,614)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$(44)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	21,200	274	(38)

						$514	$(82)

50	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	1,652	$604,500	EUR	220,300	$6,586
Sales	5,179	9,395,334		37,000	27,530
Closing Buys	(3,800)	(2,044,734)		0	(8,959)
Expirations	0	0		0	0
Exercised	(1,168)	(130,800)		(200,500)	(2,572)

Balance at 03/31/2012	1,863	$7,824,300	EUR	56,800	$22,585

(l)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	201,189	04/2012	BRC	$6,681	$0	$6,681
Sell		77	04/2012	BSN	1	0	1
Buy		5,430	04/2012	JPM	0	(114)	(114)
Buy		9,214	04/2012	MSC	0	(93)	(93)
Buy		64,123	04/2012	RBC	0	(802)	(802)
Sell	BRL	43,488	04/2012	JPM	1,187	0	1,187
Buy		43,488	04/2012	MSC	0	(1,387)	(1,387)
Sell		43,488	06/2012	MSC	1,372	0	1,372
Buy	CAD	72,078	06/2012	BRC	0	(624)	(624)
Sell	CNY	141,717	06/2012	BRC	70	0	70
Buy		211,474	06/2012	CBK	96	(80)	16
Sell		106,564	06/2012	CBK	0	(33)	(33)
Buy		36,600	06/2012	DUB	54	0	54
Sell		142,609	06/2012	DUB	60	0	60
Buy		38,315	06/2012	GST	72	0	72
Sell		70,529	06/2012	GST	28	0	28
Buy		202,750	06/2012	HUS	196	0	196
Buy		135,381	06/2012	JPM	127	0	127
Sell		170,885	06/2012	JPM	81	0	81
Sell		145,047	06/2012	MSC	72	0	72
Buy		138,000	06/2012	SOG	173	0	173
Sell		500,103	10/2012	BRC	452	0	452
Sell		160,890	10/2012	DUB	165	0	165
Buy		242,923	10/2012	GST	189	0	189
Buy		163,248	02/2013	BRC	0	(108)	(108)
Sell		113,127	02/2013	BRC	81	0	81
Buy		239,988	02/2013	DUB	0	(555)	(555)
Buy		11,000	08/2013	DUB	0	(22)	(22)
Buy		33,214	08/2013	UAG	0	(22)	(22)
Buy		60,000	04/2014	RYL	0	(376)	(376)
Buy		13,651	04/2016	JPM	0	(177)	(177)
Sell	EUR	18,453	04/2012	BRC	0	(958)	(958)
Buy		52,123	04/2012	CBK	664	0	664
Sell		18,744	04/2012	CBK	0	(803)	(803)
Sell		43,535	04/2012	DUB	0	(2,208)	(2,208)
Buy		94,434	04/2012	FBF	888	0	888
Buy		14,809	04/2012	JPM	240	0	240
Sell		39,615	04/2012	RBC	0	(919)	(919)
Buy		28,008	04/2012	UAG	1,613	0	1,613
Sell		199,374	04/2012	UAG	0	(2,728)	(2,728)
Sell		52,123	05/2012	CBK	0	(662)	(662)
Sell		94,434	05/2012	FBF	0	(887)	(887)
Sell		14,809	05/2012	JPM	0	(239)	(239)
Buy		7,981	06/2012	BRC	77	0	77
Buy		4,747	06/2012	DUB	98	0	98
Buy		157	06/2012	JPM	0	0	0
Buy		29,061	06/2012	MSC	530	0	530
Sell		2,990	06/2012	MSC	0	(30)	(30)
Buy		25,264	06/2012	RBC	657	0	657
Buy		3,940	06/2012	UAG	55	0	55
Buy	GBP	19,033	04/2012	BRC	369	0	369
Buy		601	04/2012	CBK	19	0	19
Buy		37,321	04/2012	FBF	194	0	194

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	51

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	56,955	04/2012	HUS	$0	$(1,045)	$(1,045)
Sell		19,033	05/2012	BRC	0	(369)	(369)
Sell		37,321	05/2012	FBF	0	(195)	(195)
Sell	INR	1,360,871	07/2012	DUB	0	(990)	(990)
Buy		1,348,696	07/2012	UAG	0	(3,179)	(3,179)
Sell	JPY	130,504	04/2012	BRC	10	0	10
Sell		42,002	04/2012	DUB	3	0	3
Buy		42,002	06/2012	DUB	0	(3)	(3)
Buy	KRW	18,831,203	07/2012	UAG	0	(164)	(164)
Buy	MXN	177,734	06/2012	HUS	52	0	52
Buy		401	06/2012	JPM	0	0	0
Buy		2,837	06/2012	UAG	0	0	0
Buy	NOK	82,443	04/2012	BRC	0	(198)	(198)
Buy		82,450	04/2012	CBK	0	(198)	(198)
Buy		82,450	04/2012	UAG	0	(216)	(216)
Buy	PHP	759,023	06/2012	CBK	50	0	50
Sell	RUB	9,823	06/2012	CBK	0	(4)	(4)
Sell		9,823	06/2012	JPM	0	(3)	(3)
Buy	SGD	46,152	05/2012	UAG	249	0	249
Buy	TWD	570	04/2012	BRC	0	0	0

					$16,925	$(20,391)	$(3,466)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$219,843	$0	$219,843
Corporate Bonds & Notes
Banking & Finance	0	2,172,538	11,015	2,183,553
Industrials	0	1,242,689	170,722	1,413,411
Utilities	0	425,928	955	426,883
Convertible Bonds & Notes
Industrials	0	3,284	0	3,284
Municipal Bonds & Notes
California	0	48,975	0	48,975
Colorado	0	9,023	0	9,023
Louisiana	0	3,032	0	3,032
New York	0	12,728	0	12,728
Ohio	0	2,898	0	2,898
Texas	0	44,126	0	44,126
Washington	0	2,260	0	2,260
U.S. Government Agencies	0	858,917	0	858,917
U.S. Treasury Obligations	0	1,216,488	0	1,216,488
Mortgage-Backed Securities	0	69,324	0	69,324
Asset-Backed Securities	0	25,573	20,762	46,335
Sovereign Issues	0	43,358	0	43,358
Convertible Preferred Securities
Banking & Finance	21,700	0	0	21,700
Utilities	2,857	0	0	2,857
Preferred Securities
Banking & Finance	1,803	15,425	0	17,228
Short-Term Instruments
Certificates of Deposit	0	96,655	0	96,655

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Repurchase Agreements	$0	$23,300	$0	$23,300
U.S. Treasury Bills	0	2,100	0	2,100
PIMCO Short-Term Floating NAV Portfolios	1,203,863	0	0	1,203,863
Purchased Options
Foreign Exchange Contracts	0	1,287	0	1,287
Interest Rate Contracts	0	59	0	59
	$1,230,223	$6,539,810	$203,454	$7,973,487

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	30,195	0	30,195
Foreign Exchange Contracts	0	16,925	0	16,925
Interest Rate Contracts	12,377	46,304	0	58,681
	$12,377	$93,424	$0	$105,801

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(10,917)	0	(10,917)
Foreign Exchange Contracts	0	(20,391)	0	(20,391)
Interest Rate Contracts	(3,977)	(18,038)	(82)	(22,097)
	$(3,977)	$(49,346)	$(82)	$(53,405)

Totals	$1,238,623	$6,583,888	$203,372	$8,025,883

52	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Bank Loan Obligations	$4,167	$0	$(4,200)	$0	$0	$33	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	8,099	2,926	(12)	(14)	0	16	0	0	11,015	11
Industrials	177,367	54,286	(57,986)	(503)	(125)	(2,317)	0	0	170,722	(677)
Utilities	1,111	0	(188)	(16)	0	(56)	104	0	955	(53)
Asset-Backed Securities	22,092	0	(478)	111	10	(279)	0	(694)	20,762	(290)

	$212,836	$57,212	$(62,864)	$(422)	$(115)	$(2,603)	$104	$(694)	$203,454	$(1,009)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$18	$0	$0	$0	$0	$(17)	$0	$(1)	$0	$0

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(4,949)	$0	$0	$0	$2,913	$1,954	$0	$0	$(82)	$204

Totals	$207,905	$57,212	$(62,864)	$(422)	$2,798	$(666)	$104	$(695)	$203,372	$(805)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$1,287	$59	$1,346
Variation margin receivable on financial derivative instruments (2)	0	1,013	0	0	362	1,375
Unrealized appreciation on foreign currency contracts	0	0	0	16,925	0	16,925
Unrealized appreciation on OTC swap agreements	0	28,942	0	0	45,704	74,646

	$0	$29,955	$0	$18,212	$46,125	$94,292

Liabilities:
Written options outstanding	$0	$0	$0	$0	$17,051	$17,051
Variation margin payable on financial derivative instruments (2)	0	29	0	0	1,680	1,709
Unrealized depreciation on foreign currency contracts	0	0	0	20,391	0	20,391
Unrealized depreciation on OTC swap agreements	0	10,406	0	0	1,069	11,475

	$0	$10,435	$0	$20,391	$19,800	$50,626

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	53

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

March 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(520)	$0	$0	$0	$(520)
Net realized gain on futures contracts	0	0	0	0	73,511	73,511
Net realized gain on written options	0	1,613	0	0	3,558	5,171
Net realized gain (loss) on swaps	0	50,047	0	0	(6,902)	43,145
Net realized gain on foreign currency transactions	0	0	0	8,014	0	8,014

	$0	$51,140	$0	$8,014	$70,167	$129,321

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$(471)	$(1,284)	$(1,755)
Net change in unrealized appreciation on futures contracts	0	0	0	0	8,180	8,180
Net change in unrealized appreciation (depreciation) on written options	0	(844)	0	0	6,856	6,012
Net change in unrealized appreciation (depreciation) on swaps	0	(17,377)	0	0	37,224	19,847
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,108)	0	(2,108)

	$0	$(18,221)	$0	$(2,579)	$50,976	$30,176

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $8,400 and open centrally cleared swaps cumulative appreciation/(depreciation) of $1,342 as reported in the Notes to Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$2,044	$(2,320)	$(276)
BPS	732	(760)	(28)
BRC	18,997	(18,500)	497
BSN	1	0	1
CBK	(177)	566	389
DUB	(4,838)	3,389	(1,449)
FBF	(3,756)	3,886	130
GLM	382	(600)	(218)
GST	(2,567)	950	(1,617)
HUS	31,582	(31,980)	(398)
JPM	3,383	(3,490)	(107)
MSC	464	(1,810)	(1,346)
MYC	3,459	(5,125)	(1,666)
RBC	(1,064)	849	(215)
RYL	(3,737)	3,746	9
SOG	365	(260)	105
UAG	(2,640)	2,430	(210)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

54	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%
Charter Communications, Inc.
3.720% due 09/06/2016	$8,336	$8,325
HCA, Inc.
1.491% due 11/17/2012	1,585	1,585
2.491% due 11/17/2013	71,900	71,694
2.741% due 05/02/2016	24,700	24,107
3.720% due 03/31/2017	7,300	7,179
Novelis, Inc.
4.000% due 03/10/2017	22,317	22,297
Springleaf Finance Corp.
5.500% due 05/10/2017	43,000	39,694
SunGard Data Systems, Inc.
1.991% - 1.993% due 02/28/2014	45	45
Vodafone Group PLC
6.250% due 07/24/2016	13,509	13,509
West Corp.
2.616% - 2.859% due 10/24/2013	13	13

Total Bank Loan Obligations (Cost $190,992)		188,448

CORPORATE BONDS & NOTES 20.5%

BANKING & FINANCE 15.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	19,100	20,065
Ally Financial, Inc.
2.688% due 12/01/2014	6,161	5,794
3.874% due 06/20/2014	1,300	1,274
4.500% due 02/11/2014	1,300	1,305
5.900% due 10/15/2019	18	17
6.000% due 05/23/2012	2,000	2,013
6.000% due 02/15/2019	591	549
6.000% due 03/15/2019	2,865	2,667
6.050% due 08/15/2019	21	20
6.050% due 10/15/2019	951	881
6.100% due 09/15/2019	490	455
6.150% due 03/15/2016	531	528
6.250% due 12/15/2018	933	875
6.300% due 03/15/2016	185	181
6.400% due 12/15/2018	208	195
6.500% due 09/15/2016	210	206
6.500% due 10/15/2016	40	39
6.500% due 06/15/2018	1,215	1,175
6.500% due 11/15/2018	1,010	960
6.500% due 12/15/2018	843	804
6.600% due 05/15/2018	821	787
6.600% due 06/15/2019	38	36
6.650% due 04/15/2016	195	192
6.650% due 06/15/2018	97	92
6.650% due 10/15/2018	809	775
6.700% due 08/15/2016	100	98
6.700% due 06/15/2018	1,592	1,520
6.700% due 11/15/2018	562	540
6.750% due 12/01/2014	4,178	4,363
6.750% due 08/15/2016	2,172	2,132
6.750% due 09/15/2016	10	10
6.750% due 11/15/2016	25	25
6.750% due 03/15/2018	100	96
6.750% due 07/15/2018	500	482
6.750% due 09/15/2018	147	142
6.750% due 10/15/2018	50	48
6.750% due 11/15/2018	175	171
6.750% due 06/15/2019	75	72
6.800% due 09/15/2016	71	70
6.800% due 09/15/2018	824	795
6.800% due 10/15/2018	321	310

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.850% due 04/15/2016		$389	$385
6.875% due 08/15/2016		35	35
6.875% due 07/15/2018		835	813
6.900% due 07/15/2018		256	248
6.900% due 08/15/2018		156	153
7.000% due 07/15/2016		10	10
7.000% due 02/15/2018		506	499
7.000% due 03/15/2018		288	287
7.000% due 05/15/2018		1,141	1,112
7.000% due 08/15/2018		160	156
7.000% due 09/15/2018		956	934
7.050% due 03/15/2018		345	336
7.050% due 04/15/2018		374	364
7.150% due 09/15/2018		319	311
7.250% due 06/15/2016		178	177
7.250% due 01/15/2018		608	603
7.250% due 04/15/2018		100	97
7.250% due 08/15/2018		1,856	1,836
7.250% due 01/15/2025		3,495	3,401
7.300% due 01/15/2018		6,579	6,442
7.500% due 06/15/2016		117	117
7.500% due 12/15/2017		590	578
American Express Bank FSB
0.371% due 05/29/2012		75	75
0.392% due 06/12/2012		617	617
5.500% due 04/16/2013		31,600	33,088
5.550% due 10/17/2012		8,500	8,722
American Express Credit Corp.
5.875% due 05/02/2013		7,100	7,468
7.300% due 08/20/2013		14,300	15,478
American International Group, Inc.
0.306% due 04/03/2012	JPY	1,050,000	12,686
4.250% due 05/15/2013		$600	614
4.900% due 06/02/2014	CAD	500	514
5.050% due 10/01/2015		$36,300	38,706
5.600% due 10/18/2016		1,900	2,059
ANZ National International Ltd.
3.125% due 08/10/2015		16,900	17,286
6.200% due 07/19/2013		61,100	64,218
AvalonBay Communities, Inc.
6.125% due 11/01/2012		37	38
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	8,800	11,741
5.500% due 06/14/2012		$25,000	25,232
Banco Bradesco S.A.
2.598% due 05/16/2014		90,600	92,043
Banco do Brasil S.A.
4.500% due 01/22/2015		7,300	7,694
Banco Santander Chile
2.875% due 11/13/2012		600	602
3.750% due 09/22/2015		45,200	46,337
Bank of America Corp.
0.832% due 10/14/2016		37,400	32,609
0.833% due 08/15/2016		12,300	10,472
1.973% due 01/30/2014		5,000	4,912
4.875% due 09/15/2012		2,350	2,382
6.500% due 08/01/2016		5,000	5,502
7.375% due 05/15/2014		27,100	29,430
Bank of America N.A.
0.754% due 06/15/2016		2,300	2,043
Bank of Montreal
1.300% due 10/31/2014		88,700	89,532
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		32,100	34,041
Barclays Bank PLC
2.053% due 01/28/2015		13,000	12,587

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Bancomer S.A.
4.500% due 03/10/2016		$10,050	$10,402
7.250% due 04/22/2020		3,300	3,506
Bear Stearns Cos. LLC
0.883% due 11/21/2016		10,000	9,579
BNP Paribas S.A.
0.732% due 04/27/2017		63,300	63,439
0.983% due 04/08/2013		10,500	10,416
1.482% due 01/10/2014		25,700	25,181
BPCE S.A.
2.277% due 02/07/2014		1,000	978
2.375% due 10/04/2013		10,500	10,330
BRFkredit A/S
0.817% due 04/15/2013		1,400	1,401
Citigroup Capital
8.300% due 12/21/2077		800	810
Citigroup, Inc.
0.745% due 06/09/2016		3,100	2,723
1.353% due 02/15/2013		13,500	13,439
2.027% due 01/13/2014		34,800	34,611
2.510% due 08/13/2013		4,300	4,315
4.750% due 05/19/2015		1,200	1,264
4.750% due 02/10/2019	EUR	100	121
5.300% due 10/17/2012		$3,000	3,060
5.500% due 08/27/2012		1,600	1,629
5.500% due 04/11/2013		66,760	69,295
5.625% due 08/27/2012		8,200	8,339
5.850% due 07/02/2013		4,100	4,290
6.000% due 12/13/2013		580	615
6.010% due 01/15/2015		4,900	5,327
6.375% due 08/12/2014		190	206
6.500% due 08/19/2013		11,700	12,381
8.500% due 05/22/2019		100	123
CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,521
Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,597
Commonwealth Bank of Australia
0.854% due 12/10/2012		5,700	5,711
1.000% due 07/12/2013		5,600	5,628
Credit Agricole S.A.
2.011% due 01/21/2014		25,000	24,446
Credit Suisse
5.000% due 05/15/2013		9,745	10,121
DanFin Funding Ltd.
1.267% due 07/16/2013		49,300	49,796
Danske Bank A/S
2.500% due 05/10/2012		3,000	3,005
Dexia Credit Local S.A.
2.750% due 04/29/2014		21,400	20,844
Eksportfinans ASA
5.500% due 06/26/2017		14,100	13,734
Export-Import Bank of India
2.620% due 03/30/2016		1,500	1,454
Export-Import Bank of Korea
2.274% due 03/21/2015		5,200	5,196
4.125% due 09/09/2015		2,000	2,107
5.875% due 01/14/2015		3,100	3,392
8.125% due 01/21/2014		107,200	118,631
FIH Erhvervsbank A/S
0.844% due 06/13/2013		31,900	31,915
First Horizon National Corp.
5.375% due 12/15/2015		19,800	21,054
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		4,100	4,429
7.000% due 04/15/2015		100	109
7.800% due 06/01/2012		1,926	1,943

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	55

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 06/01/2014		$800	$881
8.000% due 12/15/2016		600	697
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,100	25,499
GATX Financial Corp.
5.800% due 03/01/2016		$1,200	1,261
General Electric Capital Corp.
0.604% due 06/20/2014		10,000	9,715
0.624% due 12/28/2018		800	686
1.284% due 12/20/2017		7,900	7,482
Goldman Sachs Group, Inc.
0.924% due 03/22/2016		18,000	16,446
1.376% due 05/23/2016	EUR	2,200	2,673
1.527% due 02/07/2014		$26,000	25,544
5.350% due 01/15/2016		3,500	3,714
HBOS PLC
0.676% due 09/06/2017		26,600	19,724
HCP, Inc.
5.650% due 12/15/2013		725	769
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,173
6.850% due 07/15/2012		3,332	3,335
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,205
HSBC Finance Corp.
0.918% due 06/01/2016		500	453
HSBC USA Capital Trust
8.380% due 05/15/2027		700	710
HSBC USA, Inc.
2.375% due 02/13/2015		12,600	12,695
Industrial Bank of Korea
3.750% due 09/29/2016		59,200	60,599
ING Bank NV
1.524% due 03/15/2013		17,800	17,811
1.875% due 06/09/2014		19,200	19,009
3.900% due 03/19/2014		22,700	23,890
International Lease Finance Corp.
5.000% due 09/15/2012		800	808
5.300% due 05/01/2012		215	216
5.625% due 09/20/2013		7,330	7,449
5.875% due 05/01/2013		2,000	2,055
6.500% due 09/01/2014		163,200	173,196
8.625% due 09/15/2015		2,000	2,208
Intesa Sanpaolo SpA
2.892% due 02/24/2014		30,500	29,766
John Deere Capital Corp.
0.717% due 07/15/2013		1,200	1,201
JPMorgan Chase & Co.
1.067% due 09/26/2013	EUR	2,600	3,457
3.150% due 07/05/2016		$600	619
Korea Finance Corp.
3.250% due 09/20/2016		8,000	8,081
Kreditanstalt fuer Wiederaufbau
1.875% due 01/14/2013		460	465
3.875% due 01/21/2019	EUR	36,000	54,128
4.375% due 07/04/2018		32,200	49,562
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013^		$3,400	1,020
Lloyds TSB Bank PLC
2.800% due 04/02/2012		70,300	70,300
Loews Corp.
5.250% due 03/15/2016		7,000	7,746
Macquarie Bank Ltd.
3.300% due 07/17/2014		7,000	7,388
Majapahit Holding BV
8.000% due 08/07/2019		5,000	6,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		$2,184	$2,452
Merrill Lynch & Co., Inc.
0.000% due 05/18/2017		180	183
0.710% due 06/05/2012		4,600	4,599
1.234% due 09/15/2026		10,600	7,612
1.306% due 05/30/2014	EUR	10,000	12,675
1.398% due 01/31/2014		10,000	12,764
1.645% due 07/22/2014		9,500	12,038
5.450% due 02/05/2013		$27,400	28,180
Metropolitan Life Global Funding
2.875% due 09/17/2012		200	202
5.125% due 04/10/2013		21,100	22,061
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	104
Morgan Stanley
0.883% due 01/09/2014		150	143
1.047% due 10/15/2015		8,000	7,204
1.321% due 03/01/2013	EUR	1,400	1,848
1.525% due 05/02/2014		10,000	12,661
1.533% due 04/29/2013		$10,000	9,916
1.651% due 01/16/2017	EUR	2,900	3,349
3.006% due 05/14/2013		$28,000	28,221
4.750% due 04/01/2014		50	51
6.000% due 05/13/2014		100	105
National Australia Bank Ltd.
5.350% due 06/12/2013		17,200	18,091
National City Bank
0.824% due 12/15/2016		8,090	7,543
0.845% due 06/07/2017		12,450	11,366
Nationwide Building Society
2.500% due 08/17/2012		32,800	33,033
4.650% due 02/25/2015		2,600	2,676
Nationwide Life Global Funding
5.450% due 10/02/2012		700	711
Nomura Holdings, Inc.
5.000% due 03/04/2015		17,000	17,691
NRW Bank
0.892% due 08/24/2012		600	601
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	10,356
5.150% due 04/15/2013		$99,978	104,256
PNC Preferred Funding Trust
2.124% due 03/29/2049		100	76
Preferred Term Securities Ltd.
1.024% due 03/24/2034		1,543	895
Pricoa Global Funding
0.673% due 09/27/2013		15,470	15,342
Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,200	3,344
Prudential Covered Trust
2.997% due 09/30/2015		38,800	39,270
Qatari Diar Finance QSC
3.500% due 07/21/2015		65,300	67,912
5.000% due 07/21/2020		1,000	1,076
Regions Financial Corp.
0.644% due 06/26/2012		17,400	17,355
7.750% due 11/10/2014		10,300	11,343
Royal Bank of Scotland Group PLC
1.352% due 10/14/2016		4,700	3,807
1.461% due 04/23/2012		30,600	30,611
2.625% due 05/11/2012		104,175	104,363
4.875% due 08/25/2014		51,400	53,441
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		500	532
SLM Corp.
0.860% due 01/27/2014		300	287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.206% due 06/17/2013	EUR	8,000	$10,350
3.125% due 09/17/2012		700	935
5.000% due 10/01/2013		$445	456
5.000% due 04/15/2015		20,735	21,116
5.050% due 11/14/2014		12,200	12,510
5.375% due 01/15/2013		15,425	15,736
5.375% due 05/15/2014		19,000	19,629
SLM Corp. CPI Linked Bond
4.762% due 06/15/2015		208	202
5.162% due 06/15/2013		2,000	2,008
5.171% due 11/01/2013		2,946	2,982
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		48,300	48,585
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	6,000	7,364
4.125% due 11/29/2013		20,500	23,534
4.875% due 07/15/2012		$200	195
5.375% due 10/01/2012		15,484	14,903
5.850% due 06/01/2013		2,515	2,333
5.900% due 09/15/2012		335	324
6.900% due 12/15/2017		1,125	883
Standard Chartered PLC
1.460% due 05/12/2014		9,300	9,233
Suncorp-Metway Ltd.
2.067% due 07/16/2012		5,000	5,023
Svenska Handelsbanken AB
4.875% due 06/10/2014		175	186
Swedbank AB
2.900% due 01/14/2013		15,000	15,258
TECO Finance, Inc.
6.750% due 05/01/2015		6,000	6,656
UBS AG
1.553% due 01/28/2014		24,600	24,518
2.250% due 08/12/2013		26,400	26,573
Wachovia Bank N.A.
0.804% due 03/15/2016		1,750	1,656
Wachovia Corp.
0.744% due 06/15/2017		1,100	1,043
0.937% due 10/15/2016		46,970	43,705
1.220% due 02/13/2014	EUR	5,900	7,806
2.317% due 05/01/2013		$10,000	10,187
5.500% due 05/01/2013		15,275	16,046
Waha Aerospace BV
3.925% due 07/28/2020		68,935	71,575
WCI Finance LLC
5.400% due 10/01/2012		3,500	3,573
WEA Finance LLC
7.500% due 06/02/2014		40	44
Wells Fargo Bank N.A.
4.750% due 02/09/2015		1,400	1,503
Westpac Banking Corp.
0.664% due 12/14/2012		10,000	10,010
1.047% due 07/16/2014		5,700	5,760
2.250% due 11/19/2012		1,000	1,011
3.585% due 08/14/2014		1,800	1,904
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		13,000	13,032

			3,220,223

INDUSTRIALS 3.2%
American Airlines, Inc.
10.500% due 10/15/2012^		9,500	9,975
Amgen, Inc.
1.875% due 11/15/2014		5,000	5,118
Arch Western Finance LLC
6.750% due 07/01/2013		10,000	10,037

56	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AstraZeneca PLC
5.400% due 09/15/2012		$25	$26
AutoZone, Inc.
5.750% due 01/15/2015		12,900	14,301
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,882
Black & Decker Corp.
8.950% due 04/15/2014		$3,600	4,130
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		3,693	3,906
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		2,000	2,047
Caterpillar, Inc.
0.663% due 05/21/2013		8,300	8,327
CC Holdings GS LLC
7.750% due 05/01/2017		650	712
Chesapeake Energy Corp.
7.625% due 07/15/2013		7,550	8,003
9.500% due 02/15/2015		18,000	20,700
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,570
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		7,752	8,314
Comcast Corp.
5.850% due 11/15/2015		2,100	2,423
Comcast Holdings Corp.
10.625% due 07/15/2012		2,420	2,476
Computer Sciences Corp.
5.500% due 03/15/2013		3,000	3,120
Continental Airlines, Inc.
6.750% due 09/15/2015		3,250	3,278
COX Communications, Inc.
4.625% due 06/01/2013		5,000	5,225
5.450% due 12/15/2014		2,600	2,892
CSX Corp.
7.900% due 05/01/2017		17,000	21,283
Daimler Finance North America LLC
6.500% due 11/15/2013		23,900	26,036
Delta Air Lines, Inc.
9.500% due 09/15/2014		2,032	2,174
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		1,000	1,070
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		4,000	4,211
DISH DBS Corp.
6.625% due 10/01/2014		1,600	1,752
7.000% due 10/01/2013		3,000	3,210
Dow Chemical Co.
6.000% due 10/01/2012		23,025	23,604
Energy Transfer Partners LP
6.000% due 07/01/2013		1,090	1,145
Enterprise Products Operating LLC
5.650% due 04/01/2013		1,000	1,045
EOG Resources, Inc.
1.287% due 02/03/2014		94,500	95,265
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	26,306
Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	3,225
Fresenius U.S. Finance, Inc.
8.750% due 07/15/2015		500	779
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		$20,500	21,891
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,000	2,314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$2,000	$2,314
HCA, Inc.
6.500% due 02/15/2020		7,500	7,894
9.875% due 02/15/2017		8,369	9,164
Hewlett-Packard Co.
0.772% due 05/24/2013		500	499
0.891% due 05/30/2014		4,600	4,550
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		29,500	30,703
Intuit, Inc.
5.750% due 03/15/2017		17,000	19,511
JC Penney Corp., Inc.
7.950% due 04/01/2017		1,075	1,204
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012		600	612
Kraft Foods, Inc.
2.625% due 05/08/2013		20,800	21,204
5.250% due 10/01/2013		3,575	3,803
6.000% due 02/11/2013		18,492	19,324
6.250% due 06/01/2012		11,925	12,028
Lennar Corp.
5.500% due 09/01/2014		8,800	9,196
Lyondell Chemical Co.
8.000% due 11/01/2017		1,303	1,469
Masco Corp.
5.850% due 03/15/2017		3,000	3,077
MGM Resorts International
10.375% due 05/15/2014		6,200	7,060
13.000% due 11/15/2013		2,000	2,327
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,620	3,656
Olin Corp.
6.750% due 06/15/2016		15,000	15,937
PACCAR, Inc.
6.875% due 02/15/2014		19,900	22,137
Pearson Dollar Finance PLC
5.500% due 05/06/2013		4,200	4,400
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	500	867
Reynolds American, Inc.
7.250% due 06/01/2012		$5,500	5,551
Rockies Express Pipeline LLC
6.250% due 07/15/2013		3,500	3,570
SABIC Capital BV
3.000% due 11/02/2015		2,300	2,351
Steel Dynamics, Inc.
7.375% due 11/01/2012		3,700	3,811
Telefonica Emisiones S.A.U.
0.861% due 02/04/2013		5,095	4,996
Time Warner Cable, Inc.
5.400% due 07/02/2012		3,513	3,553
Time Warner, Inc.
3.150% due 07/15/2015		32,600	34,551
6.875% due 05/01/2012		4,000	4,019
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012		2,855	2,919
Tyco Electronics Group S.A.
6.000% due 10/01/2012		10,972	11,262
UAL Pass-Through Trust
10.400% due 05/01/2018		1,305	1,488
Union Pacific Corp.
5.450% due 01/31/2013		948	986
UnitedHealth Group, Inc.
4.875% due 03/15/2015		120	133

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		$1,000	$1,065
UST LLC
6.625% due 07/15/2012		2,000	2,034
Vivendi S.A.
5.750% due 04/04/2013		4,700	4,876
Volkswagen International Finance NV
1.078% due 04/01/2014		2,900	2,893
WM Wrigley Jr. Co.
2.450% due 06/28/2012		5,005	5,025
Wynn Las Vegas LLC
7.875% due 11/01/2017		1,400	1,533
Xerox Corp.
5.500% due 05/15/2012		8,700	8,745

			665,069

UTILITIES 1.8%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		2,100	2,226
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,700	1,815
7.700% due 08/07/2013		89,700	96,451
Appalachian Power Co.
5.650% due 08/15/2012		1,400	1,424
Arizona Public Service Co.
5.800% due 06/30/2014		1,265	1,390
AT&T, Inc.
4.850% due 02/15/2014		13,034	14,019
6.700% due 11/15/2013		5,000	5,471
Carolina Power & Light Co.
6.500% due 07/15/2012		3,235	3,290
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		2,700	3,210
CenturyLink, Inc.
5.800% due 03/15/2022		3,700	3,618
CMS Energy Corp.
1.522% due 01/15/2013		3,100	3,088
Dominion Resources, Inc.
5.000% due 03/15/2013		12,610	13,114
6.250% due 06/30/2012		5,450	5,523
Duke Energy Corp.
3.950% due 09/15/2014		2,100	2,249
5.650% due 06/15/2013		1,000	1,056
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		44,800	47,873
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		8,000	9,109
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		775	818
NRG Energy, Inc.
8.250% due 09/01/2020		4,000	3,960
Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013		2,000	2,131
Petroleos Mexicanos
5.500% due 01/09/2017	EUR	500	741
PSEG Power LLC
5.000% due 04/01/2014		$2,000	2,135
5.320% due 09/15/2016		989	1,103
Public Service Electric & Gas Co.
5.375% due 09/01/2013		5,000	5,312
Qtel International Finance Ltd.
3.375% due 10/14/2016		31,600	32,185
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		3,000	3,244
5.832% due 09/30/2016		9,814	10,550

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	57

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shell International Finance BV
3.100% due 06/28/2015		$81,400	$87,199
TDC A/S
6.500% due 04/19/2012	EUR	1,500	2,006
Telesat LLC
12.500% due 11/01/2017		$4,200	4,714
Virginia Electric and Power Co.
4.750% due 03/01/2013		1,000	1,037
Vodafone Group PLC
5.000% due 12/16/2013		5,400	5,777

			377,838

Total Corporate Bonds & Notes (Cost $4,163,122)			4,263,130

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
Bristol-Myers Squibb Co.
0.000% due 09/15/2023		18,950	18,419
Transocean, Inc.
1.500% due 12/15/2037		3,300	3,284

Total Convertible Bonds & Notes (Cost $20,005)			21,703

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.2%
Irvine Ranch Water District Joint Powers Agency, California Revenue Bonds, Series 1998
7.705% due 03/15/2014		41,150	41,908

LOUISIANA 0.2%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043		36,500	36,890

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014		5,000	5,069
3.093% due 03/01/2015		7,000	7,145

			12,214

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013		12,900	12,914

Total Municipal Bonds & Notes (Cost $103,100)			103,926

U.S. GOVERNMENT AGENCIES 67.0%
Fannie Mae
0.302% due 12/25/2036		3,472	3,443
0.362% due 06/25/2034		671	661
0.375% due 03/16/2015		98,600	97,933
0.442% due 10/27/2037		107,500	106,898
0.592% due 03/25/2044		449	437
0.602% due 03/25/2037		1,274	1,273
0.622% due 07/25/2037		19,146	19,144
0.642% due 05/25/2031 - 09/25/2035		1,855	1,843
0.712% due 07/25/2037 - 12/25/2040		21,075	21,083
0.742% due 05/25/2039		17,909	17,912
0.842% due 05/25/2030		214	214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.850% due 04/25/2022	$7	$7
0.892% due 05/25/2030	339	339
0.942% due 10/25/2037	24,924	25,089
0.972% due 06/25/2040	4,781	4,807
0.982% due 03/25/2040	100,320	101,277
0.992% due 03/25/2038 - 01/25/2040	62,509	63,188
1.092% due 02/25/2040	17,718	17,867
1.125% due 04/27/2017	23,500	23,371
1.142% due 07/25/2039	16,510	16,706
1.250% due 01/30/2017	66,000	66,206
1.382% due 07/01/2042 - 07/01/2044	1,729	1,744
1.432% due 09/01/2041	120	122
1.445% due 03/01/2035	844	860
1.500% due 01/01/2021	18	19
1.582% due 10/01/2030 - 11/01/2039	1,096	1,126
1.646% due 11/01/2017	19	19
1.795% due 11/01/2018	2	2
1.879% due 07/01/2017	24	25
2.057% due 10/01/2034	2,548	2,695
2.115% due 03/01/2035	7,963	8,373
2.194% due 11/01/2034	911	961
2.220% due 10/01/2035	3,689	3,914
2.229% due 11/01/2027	30	32
2.260% due 05/01/2035	1,484	1,570
2.278% due 08/01/2029	522	542
2.282% due 12/01/2033	260	274
2.300% due 01/01/2035	5,605	5,900
2.339% due 10/01/2024	117	118
2.342% due 03/01/2035	1,652	1,731
2.344% due 07/01/2035	3,999	4,251
2.345% due 09/01/2035	221	235
2.371% due 05/01/2035	3,274	3,464
2.375% due 08/01/2035	6,506	6,929
2.390% due 09/01/2035	4,491	4,788
2.410% due 06/01/2022	4	4
2.435% due 02/01/2028	165	176
2.439% due 04/01/2024	94	99
2.447% due 03/01/2024	169	179
2.450% due 08/01/2017	3	3
2.451% due 07/01/2018	5	5
2.474% due 01/01/2024	76	81
2.496% due 07/01/2035	4,606	4,917
2.500% due 07/01/2017 - 08/01/2035	1,757	1,874
2.506% due 04/01/2034	928	989
2.539% due 06/01/2017	5	5
2.585% due 11/01/2023 - 09/01/2032	1,003	1,065
2.623% due 11/01/2017	17	17
2.819% due 06/01/2035	988	1,055
3.000% due 12/01/2025 - 05/01/2027	511,100	528,891
3.104% due 12/01/2017	13	13
3.276% due 07/25/2017	236	234
3.500% due 09/01/2013 - 05/01/2042	1,027,211	1,067,375
4.000% due 05/01/2013 - 05/01/2042	4,800,344	5,057,308
4.250% due 05/25/2033	3,848	4,126
4.412% due 02/01/2028	6	7
4.500% due 04/01/2013 - 05/01/2042	1,461,712	1,556,717
4.523% due 01/01/2028	37	40

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 02/13/2017 - 05/01/2042	$1,623,791	$1,757,887
5.026% due 06/01/2035	1,717	1,819
5.073% due 04/01/2018	347	371
5.237% due 11/01/2035	111	119
5.250% due 09/15/2016	900	1,066
5.375% due 07/15/2016 - 06/12/2017	13,200	15,805
5.500% due 10/01/2017 - 04/01/2042	1,802,213	1,967,472
6.000% due 05/01/2016 - 04/01/2042	660,045	727,037
6.258% due 02/25/2037 (a)	50,872	7,848
6.265% due 12/25/2042	2,777	3,167
6.500% due 07/25/2023 - 03/01/2038	17,873	20,410
7.000% due 05/01/2012 - 04/01/2034	134	151
8.000% due 11/25/2023 - 11/01/2031	1,622	1,958
8.500% due 04/01/2025	97	117
8.800% due 01/25/2019	49	56
9.000% due 03/25/2021 - 04/25/2021	149	173
9.250% due 10/25/2018	2	3
9.500% due 03/25/2020 - 11/01/2025	407	485
10.000% due 08/01/2015 - 05/01/2022	2	2
10.500% due 07/01/2014 - 07/01/2021	1	1
11.000% due 11/01/2020	1	1
11.250% due 10/01/2015	1	1
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	3	3
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	61,942	64,666
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	2,125	2,098
Freddie Mac
0.392% due 07/15/2019 - 08/15/2019	25,447	25,395
0.502% due 08/25/2031	2,644	2,575
0.522% due 09/25/2031	4,543	4,187
0.542% due 05/15/2036	10,448	10,431
0.572% due 02/15/2037	1,104	1,102
0.582% due 02/15/2037	390	389
0.592% due 12/15/2030	1,490	1,490
0.625% due 12/29/2014	38,000	38,088
0.642% due 06/15/2018	1,598	1,602
0.692% due 11/15/2030 - 12/15/2031	189	191
0.852% due 07/15/2037	743	746
0.942% due 08/15/2037	1,510	1,520
0.962% due 09/15/2037	17,255	17,381
1.000% due 03/08/2017	93,500	92,269
1.092% due 12/15/2039	314	317
1.097% due 01/15/2038	21,435	21,642
1.200% due 10/15/2020	27	28
1.250% due 03/15/2021	16	16
1.562% due 07/25/2044	792	806
1.625% due 01/01/2017	2	2
1.750% due 03/01/2017	12	12
2.200% due 10/01/2027	23	23
2.250% due 11/01/2022	170	178

58	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.365% due 10/01/2023 - 11/01/2023	$62	$64
2.366% due 06/01/2024	34	36
2.371% due 02/01/2020	112	113
2.375% due 01/13/2022 - 02/01/2023	3,401	3,345
2.384% due 12/01/2022	29	31
2.450% due 09/01/2023	7	7
2.499% due 07/01/2035	76	81
2.500% due 08/01/2035	9,865	10,462
2.560% due 01/01/2024	48	49
2.594% due 07/01/2027	51	54
3.079% due 02/01/2037	94	101
3.266% due 08/15/2032	396	415
3.320% due 03/01/2035	3,949	4,203
3.570% due 03/01/2035	2,043	2,171
3.664% due 04/01/2035	1,665	1,774
3.851% due 03/01/2035	798	850
4.000% due 01/15/2024 (a)	1,448	130
4.000% due 05/01/2042	3,000	3,131
4.062% due 04/01/2035	2,864	3,024
4.500% due 09/15/2018 - 05/01/2042	62,603	66,434
4.506% due 04/01/2035	5,625	5,874
4.981% due 04/01/2035	852	897
5.000% due 04/01/2013 - 05/01/2042	45,890	49,444
5.500% due 11/01/2013 - 01/01/2039	31,009	34,070
5.930% due 05/01/2037	264	287
6.000% due 02/01/2016 - 10/01/2035	3,773	4,089
6.500% due 02/15/2014 - 07/25/2043	33,275	37,844
6.908% due 08/15/2036 (a)	34,358	5,363
7.000% due 01/01/2030 - 04/01/2032	40	47
7.500% due 07/15/2030	301	359
8.000% due 04/15/2021 - 12/01/2024	116	128
8.500% due 06/01/2022 - 11/01/2025	457	547
9.000% due 12/15/2020 - 08/01/2022	154	179
9.500% due 08/01/2016 - 09/01/2021	64	72
10.000% due 11/01/2016 - 05/15/2020	20	22
Ginnie Mae
0.792% due 12/16/2025	81	82
1.625% due 08/20/2022 - 07/20/2034	4,238	4,382
2.000% due 09/20/2024 - 02/20/2032	3,165	3,270
2.375% due 03/20/2017 - 05/20/2030	4,106	4,259
2.500% due 11/20/2026 - 03/20/2031	127	133
3.000% due 04/20/2016	3	3
3.500% due 01/20/2041	953	995
4.000% due 03/20/2019	14	15
5.000% due 06/20/2032	29	32
5.500% due 10/17/2022	50	56
6.500% due 01/15/2028	3	4
7.000% due 06/15/2024 - 06/15/2027	5	6
7.500% due 03/15/2022 - 09/15/2031	74	83

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 05/15/2016 - 06/20/2031	$985	$1,061
8.500% due 12/15/2021 - 05/15/2030	4	4
9.000% due 03/15/2017 - 09/15/2030	167	184
9.500% due 10/15/2016 - 06/15/2025	15	14
10.000% due 10/15/2013 - 11/15/2020	2	1
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	1	1
13.000% due 10/15/2013	1	1
13.500% due 11/15/2012	1	1
Small Business Administration
4.310% due 04/01/2029	24,023	25,846
5.110% due 04/01/2025	533	590
5.640% due 04/01/2026	13,215	14,892
Vendee Mortgage Trust
6.500% due 05/15/2029	27,187	31,988

Total U.S. Government Agencies (Cost $13,907,890)		13,981,280

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (g)(h)(i)(j)	881,790	932,149
0.500% due 04/15/2015 (g)	132,833	140,948
0.625% due 04/15/2013 (i)	268,095	275,237
0.625% due 07/15/2021 (i)	140,292	151,801
1.125% due 01/15/2021	3,834	4,316
1.250% due 07/15/2020 (i)	2,390	2,730
1.375% due 01/15/2020	14,465	16,615
2.000% due 01/15/2014	61,336	65,586
2.000% due 01/15/2026	5,710	7,001
2.125% due 01/15/2019	422	506
2.375% due 01/15/2027 (i)	1,321	1,695
U.S. Treasury Notes
0.250% due 02/15/2015	1,500	1,490
0.875% due 12/31/2016	131,900	131,210
0.875% due 01/31/2017 (j)	522,100	518,918
0.875% due 02/28/2017 (h)	365,400	362,802

Total U.S. Treasury Obligations (Cost $2,611,585)		2,613,004

MORTGAGE-BACKED SECURITIES 5.0%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	1,608	1,628
American Home Mortgage Assets LLC
0.452% due 10/25/2046	23,302	11,877
American Home Mortgage Investment Trust
2.240% due 09/25/2045	295	233
2.241% due 02/25/2045	105	86
Banc of America Funding Corp.
0.482% due 05/20/2035	6,110	4,323
0.522% due 07/25/2037	23,200	15,277
2.653% due 02/20/2036	4,561	4,171
2.667% due 05/25/2035	1,170	1,174
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	9,361	8,759
Banc of America Mortgage Securities, Inc.
2.759% due 09/25/2035	15,604	11,700
2.879% due 05/25/2033	184	167
2.989% due 02/25/2035	847	777
6.500% due 10/25/2031	1,707	1,776

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCRR Trust
4.230% due 06/22/2035		$211	$211
5.858% due 07/17/2040		1,450	1,508
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		570	527
2.570% due 03/25/2035		1,946	1,893
2.601% due 08/25/2033		3,589	3,614
2.625% due 04/25/2033		3,298	3,159
2.715% due 01/25/2035		2,790	2,254
2.720% due 10/25/2036		3,399	2,165
2.731% due 08/25/2033		803	700
2.731% due 08/25/2035		8,376	5,368
2.814% due 01/25/2035		16	14
2.888% due 02/25/2033		543	477
2.920% due 01/25/2034		48	48
2.954% due 11/25/2030		49	50
3.078% due 03/25/2035		1,126	1,114
5.102% due 08/25/2035		54,077	44,257
5.703% due 02/25/2033		400	399
Bear Stearns Alt-A Trust
2.627% due 09/25/2034		1,300	1,033
2.646% due 04/25/2035		19,149	14,117
2.809% due 05/25/2035		729	590
2.826% due 09/25/2035		5,659	3,770
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,500	1,621
5.471% due 01/12/2045		4,200	4,779
7.000% due 05/20/2030		312	315
Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036		11,407	6,727
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		6	6
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		174	164
2.580% due 10/25/2035		42	37
2.896% due 03/25/2034		2,544	2,307
2.963% due 03/25/2036		19,927	14,836
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		13,100	14,728
5.750% due 06/10/2046		57,000	64,580
Community Program Loan Trust
4.500% due 10/01/2018		355	355
Countrywide Alternative Loan Trust
0.422% due 05/25/2047		9,744	5,814
0.522% due 02/25/2037		11,306	6,188
0.642% due 06/25/2036^		1,554	745
Countrywide Home Loan Mortgage Pass-Through Trust
0.532% due 04/25/2035		3,251	2,111
2.610% due 02/20/2036		19,982	12,790
5.000% due 08/25/2019		2,584	2,649
Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 03/25/2032		1,308	1,001
2.717% due 10/25/2033		248	230
4.871% due 06/25/2032		59	54
Credit Suisse Mortgage Capital Certificates
0.362% due 02/15/2022		7,461	6,939
5.448% due 01/15/2049		16,272	16,541
5.663% due 03/15/2039		1,400	1,541
DLJ Acceptance Trust
11.000% due 08/01/2019		34	40
EMF-NL
1.981% due 04/17/2041	EUR	1,148	1,515
2.081% due 04/17/2041		3,000	1,859
2.231% due 07/17/2041		7,300	6,182
Extended Stay America Trust
2.951% due 11/05/2027		15,212	15,401

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	59

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Alternative Mortgage Securities
2.551% due 09/25/2034		$744	$692
2.583% due 09/25/2035		1,520	1,026
First Horizon Asset Securities, Inc.
2.617% due 02/25/2035		700	650
GE Capital Commercial Mortgage Corp.
5.305% due 11/10/2045		3,865	4,317
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		32	32
Granite Master Issuer PLC
0.332% due 12/17/2054		4,541	4,358
0.342% due 12/20/2054		41,181	39,526
0.382% due 12/20/2054		67,546	64,889
0.442% due 12/20/2054		16,798	16,123
0.502% due 12/20/2054		9,475	9,094
0.558% due 12/20/2054	EUR	9,238	11,833
0.638% due 12/20/2054		10,354	13,262
0.658% due 12/20/2054		27,304	34,985
0.816% due 12/20/2054	GBP	5,872	8,992
0.817% due 12/17/2054		3,327	5,082
0.866% due 12/20/2054		11,874	18,182
Granite Mortgages PLC
1.416% due 09/20/2044		1,564	2,418
Greenpoint Mortgage Funding Trust
0.322% due 10/25/2046		$1,045	994
0.322% due 01/25/2047^		740	717
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	542
5.444% due 03/10/2039		6,800	7,510
5.883% due 07/10/2038		300	341
GS Mortgage Securities Corp.
1.103% due 03/06/2020		9,495	9,430
1.260% due 03/06/2020		14,900	14,667
GSR Mortgage Loan Trust
2.792% due 07/25/2035		2,728	1,998
5.160% due 11/25/2035		7,842	6,783
6.000% due 03/25/2032		154	156
Harborview Mortgage Loan Trust
2.799% due 07/19/2035		8,538	6,210
Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	16,200	21,660
Imperial Savings Association
7.033% due 02/25/2018		$10	10
Indymac Index Mortgage Loan Trust
0.452% due 05/25/2046		4,223	2,733
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019		4,569	4,433
5.420% due 01/15/2049		2,285	2,543
5.647% due 03/18/2051		33,895	34,284
5.816% due 06/15/2049		27,445	30,189
5.882% due 02/15/2051		4,400	4,953
JPMorgan Mortgage Trust
2.731% due 08/25/2035		15,851	12,019
2.777% due 07/25/2035		1,383	1,336
2.880% due 04/25/2037		1,689	1,150
5.241% due 02/25/2036		18,919	15,768
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		6,455	7,346
MASTR Adjustable Rate Mortgages Trust
2.718% due 11/21/2034		800	788
MASTR Asset Securitization Trust
5.500% due 09/25/2033		8,219	8,574
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,157
MLCC Mortgage Investors, Inc.
0.492% due 11/25/2035		1,440	1,191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Capital
0.302% due 10/15/2020		$349	$349
5.809% due 12/12/2049		18,825	21,663
Morgan Stanley Mortgage Loan Trust
2.510% due 08/25/2034		1,393	1,287
5.435% due 01/25/2035		4,068	3,841
Morgan Stanley Re-REMIC Trust
5.787% due 08/12/2045		11,900	12,920
Newgate Funding PLC
1.476% due 12/15/2050	EUR	2,500	2,779
Opera Finance PLC
1.317% due 04/25/2017	GBP	9,073	13,497
Paine Webber CMO Trust
8.950% due 07/01/2018		$8	8
Prime Mortgage Trust
0.642% due 02/25/2019		184	180
0.642% due 02/25/2034		2,562	2,319
RBSCF Trust
5.331% due 02/16/2044		5,000	5,153
6.068% due 02/17/2051		10,000	9,535
Resecuritization Mortgage Trust
0.492% due 04/26/2021		24	23
Residential Funding Mortgage Securities
5.250% due 01/25/2036		497	479
Sears Mortgage Securities
12.000% due 02/25/2014		2	2
Silverstone Master Issuer PLC
1.792% due 01/21/2055		10,000	10,053
Sovereign Commercial Mortgage Securities Trust
5.904% due 07/22/2030		547	562
Structured Adjustable Rate Mortgage Loan Trust
2.722% due 02/25/2034		177	169
Structured Asset Mortgage Investments, Inc.
0.372% due 03/25/2037		219	128
0.522% due 02/25/2036		5,075	2,844
0.902% due 09/19/2032		4,395	4,012
0.902% due 10/19/2034		449	408
9.110% due 06/25/2029		360	380
Structured Asset Securities Corp.
2.365% due 01/25/2032		104	77
2.479% due 06/25/2033		438	406
Suntrust Adjustable Rate Mortgage Loan Trust
2.859% due 01/25/2037		6,567	5,083
Thornburg Mortgage Securities Trust
0.372% due 06/25/2037		1,860	1,861
0.441% due 12/25/2045		15,975	13,001
2.526% due 10/25/2045		20,219	16,509
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		21,779	20,626
0.332% due 09/15/2021		15,484	14,900
5.271% due 12/15/2044		3,400	3,806
5.509% due 04/15/2047		6,200	6,737
5.572% due 10/15/2048		16,500	18,378
5.735% due 06/15/2049		1,876	1,919
WaMu Mortgage Pass-Through Certificates
0.512% due 12/25/2045		3,424	2,732
0.532% due 10/25/2045		219	176
0.552% due 01/25/2045		256	213
0.620% due 11/25/2034		136	113
0.889% due 01/25/2047		7,096	4,584
1.159% due 08/25/2046		181	119
1.359% due 11/25/2042		1,257	1,096
1.559% due 06/25/2042		2,064	1,697
1.559% due 08/25/2042		1,833	1,496
2.460% due 12/25/2035		327	321
2.474% due 02/27/2034		116	115
2.474% due 01/25/2036		1,138	1,059

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.474% due 01/25/2047		$4,973	$3,876
2.577% due 03/25/2034		2,580	2,551
2.724% due 09/25/2046		155	120
Washington Mutual MSC Mortgage Pass-Through Certificates
2.150% due 02/25/2033		25	22
2.448% due 02/25/2033		123	115
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		4,400	3,972
2.631% due 03/25/2036		20,940	18,087
2.637% due 03/25/2035		1,008	984
2.665% due 04/25/2036		516	427
2.695% due 04/25/2036		3,338	2,723
2.721% due 07/25/2036		16,451	12,404
4.694% due 12/25/2033		1,838	1,875
5.500% due 12/25/2035		841	849

Total Mortgage-Backed Securities (Cost $1,051,218)			1,042,834

ASSET-BACKED SECURITIES 2.4%
Access Group, Inc.
1.860% due 10/27/2025		711	712
Accredited Mortgage Loan Trust
0.482% due 09/25/2035		706	668
ACE Securities Corp.
0.292% due 12/25/2036		51	50
Ameriquest Mortgage Securities, Inc.
0.712% due 01/25/2035		843	800
AMMC CDO
0.716% due 05/03/2018		18,132	17,696
Amortizing Residential Collateral Trust
0.782% due 06/25/2032		74	61
0.822% due 07/25/2032		744	591
Asset-Backed Securities Corp. Home Equity
0.472% due 05/25/2037		30,073	11,183
0.762% due 06/15/2031		5	4
AUTO ABS SRL
1.308% due 10/25/2020	EUR	2,405	3,192
Babson CLO Ltd.
0.823% due 11/15/2016		$26,927	26,497
0.844% due 06/15/2016		3,525	3,492
Bear Stearns Asset-Backed Securities Trust
0.302% due 01/25/2037		785	743
0.322% due 10/25/2036		851	788
0.922% due 09/25/2035		1,876	1,758
1.242% due 10/25/2037		22,002	14,225
1.242% due 11/25/2042		1,080	914
BNC Mortgage Loan Trust
0.362% due 11/25/2036		2,607	2,506
Callidus Debt Partners Fund Ltd.
0.827% due 04/17/2020		24,890	23,465
Carrington Mortgage Loan Trust
0.292% due 01/25/2037		670	666
0.342% due 06/25/2037		673	606
Centurion CDO Ltd.
0.923% due 01/30/2016		419	405
Citibank Omni Master Trust
2.342% due 05/16/2016		7,000	7,018
2.992% due 08/15/2018		28,800	30,352
Countrywide Asset-Backed Certificates
0.422% due 09/25/2036		553	460
Credit Suisse First Boston Mortgage Securities Corp.
0.942% due 07/25/2032		12	8
Dryden Leveraged Loan CDO
0.743% due 05/22/2017		36,157	34,964
Educational Services of America, Inc.
1.684% due 09/25/2040		52,000	51,689

60	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Equifirst Mortgage Loan Trust
0.482% due 01/25/2034		$747	$655
First Franklin Mortgage Loan Asset-Backed Certificates
0.352% due 09/25/2036		480	475
0.522% due 10/25/2035		1,397	1,371
Fremont Home Loan Trust
0.302% due 01/25/2037		330	318
Gallatin Funding Ltd.
0.753% due 08/15/2017		12,871	12,578
Global Senior Loan Index Fund
2.094% due 12/11/2023	EUR	7,900	9,512
GSAMP Trust
0.312% due 12/25/2036		$2,786	1,828
0.792% due 03/25/2034		4,228	4,129
Gulf Stream Compass CLO Ltd.
0.821% due 01/24/2020		17,184	16,646
Gulf Stream Sextant CLO Ltd.
0.723% due 08/21/2020		9,732	9,437
Harbourmaster CLO Ltd.
1.136% due 06/15/2020	EUR	8,944	11,344
HSBC Home Equity Loan Trust
0.392% due 03/20/2036		$1,248	1,154
0.512% due 01/20/2035		2,031	1,899
HSI Asset Securitization Corp. Trust
0.292% due 10/25/2036		77	27
Landmark CDO Ltd.
0.788% due 06/01/2017		7,531	7,278
1.037% due 01/15/2016		2,717	2,717
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		597	481
Massachusetts Educational Financing Authority
1.510% due 04/25/2038		1,401	1,399
Mid-State Trust
4.864% due 07/15/2038		393	397
Morgan Stanley ABS Capital
0.282% due 01/25/2037		438	433
Morgan Stanley Investment Management Croton Ltd.
0.827% due 01/15/2018		20,111	19,444
Morgan Stanley IXIS Real Estate Capital Trust
0.292% due 11/25/2036		24	8
Nautique Funding Ltd.
0.817% due 04/15/2020		14,434	13,248
Navigare Funding CLO Ltd.
0.753% due 05/20/2019		7,711	7,562
NYLIM Flatiron CLO Ltd.
0.891% due 10/20/2016		1,283	1,276
Octagon Investment Partners Ltd.
0.844% due 12/02/2016		562	556
Panhandle-Plains Higher Education Authority, Inc.
1.598% due 10/01/2035		248	248
Premium Loan Trust Ltd.
0.940% due 10/25/2014		1,608	1,604
RAAC Series
0.592% due 03/25/2034		1,163	1,099
Race Point CLO
1.053% due 05/15/2015		1,484	1,483
Renaissance Home Equity Loan Trust
0.862% due 03/25/2034		3,475	2,982
0.942% due 08/25/2032		40	30
Residential Asset Mortgage Products, Inc.
0.512% due 09/25/2035		125	125
Residential Asset Securities Corp.
0.702% due 06/25/2031		3	2
Saxon Asset Securities Trust
0.562% due 09/25/2047		7,400	4,234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC
0.302% due 12/25/2036^		$4,390	$1,000
0.372% due 05/25/2037^		1,263	652
SLM Student Loan Trust
0.860% due 01/25/2015		254	254
1.060% due 10/25/2017		10,936	10,912
1.418% due 10/25/2023	EUR	500	597
1.674% due 12/15/2033		$798	792
1.892% due 12/15/2017		32,944	33,038
Soundview Home Equity Loan Trust
0.302% due 11/25/2036		1,889	537
South Carolina Student Loan Corp.
1.038% due 03/01/2018		465	465
1.238% due 03/02/2020		900	890
1.488% due 09/03/2024		3,500	3,453
Specialty Underwriting & Residential Finance
0.302% due 01/25/2038		1,712	1,548
Structured Asset Securities Corp.
0.542% due 02/25/2035		2,472	2,373
0.592% due 08/25/2035		151	151
0.822% due 01/25/2033		516	435
4.930% due 01/25/2035		605	605
Summit Lake CLO Ltd.
0.722% due 02/24/2018		22,000	21,461
Venture CDO Ltd.
0.791% due 01/20/2022		30,500	28,648
1.087% due 11/26/2014		8,661	8,653
Wells Fargo Home Equity Trust
0.332% due 04/25/2037		1,352	1,311

Total Asset-Backed Securities (Cost $502,719)			491,267

SOVEREIGN ISSUES 5.8%
Canada Government Bond
2.000% due 06/01/2016	CAD	128,700	131,594
2.750% due 09/01/2016		9,700	10,229
3.250% due 06/01/2021		43,000	47,162
3.750% due 06/01/2019		2,600	2,934
Canada Housing Trust
2.650% due 03/15/2022		2,100	2,106
3.750% due 03/15/2020		81,400	89,581
3.800% due 06/15/2021		2,400	2,652
Hydro Quebec
2.000% due 06/30/2016		$157,600	162,255
Indonesia Government International Bond
7.500% due 01/15/2016		1,400	1,645
Korea Development Bank
0.773% due 11/22/2012		2,200	2,190
3.250% due 03/09/2016		74,100	75,352
4.000% due 09/09/2016		10,000	10,471
4.375% due 08/10/2015		2,000	2,118
5.300% due 01/17/2013		3,000	3,096
8.000% due 01/23/2014		16,900	18,670
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,643
Province of British Columbia Canada
3.250% due 12/18/2021	CAD	1,200	1,231
Province of Ontario Canada
1.375% due 01/27/2014		$225,100	228,705
1.600% due 09/21/2016		500	505
3.000% due 07/16/2018		5,000	5,299
3.150% due 06/02/2022	CAD	148,400	149,179
4.000% due 10/07/2019		$9,500	10,585
4.000% due 06/02/2021	CAD	116,850	126,412
4.200% due 03/08/2018		1,000	1,105
4.200% due 06/02/2020		2,300	2,530
4.300% due 03/08/2017		300	331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec Canada
2.750% due 08/25/2021		$10,400	$10,457
4.250% due 12/01/2021	CAD	29,200	32,053
4.500% due 12/01/2017		6,400	7,158
4.500% due 12/01/2018		2,500	2,803
Republic of Korea
4.875% due 09/22/2014		$2,400	2,574
5.125% due 12/07/2016		3,900	4,373
5.750% due 04/16/2014		4,000	4,316
Russia Government International Bond
3.250% due 04/04/2017 (b)		14,600	14,635
Societe Financement de l’Economie Francaise
0.767% due 07/16/2012		18,600	18,634
2.125% due 05/20/2012	EUR	12,600	16,838
3.375% due 05/05/2014		$4,200	4,397
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,400	1,449

Total Sovereign Issues (Cost $1,192,198)			1,210,267

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		428,000	107

Total Convertible Preferred Securities (Cost $0)			107

PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
Citigroup, Inc.
6.150% due 12/15/2012		1,431,993	7,942
DG Funding Trust
2.829% due 12/31/2049		10,254	76,768
Farm Credit Bank
10.000% due 12/31/2049		38,600	45,802

Total Preferred Securities (Cost $156,343)			130,512

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.4%

CERTIFICATES OF DEPOSIT 2.0%
Abbey National Treasury Services PLC
1.824% due 06/10/2013		$25,200	24,869
1.860% due 04/25/2013		100	99
Banco do Brasil S.A.
0.000% due 05/15/2012		102,900	102,741
Bank of Nova Scotia
0.865% due 10/18/2012		65,500	65,595
Intesa Sanpaolo SpA
2.375% due 12/21/2012		104,900	103,227
Itau Unibanco Holding S.A.
0.000% due 05/09/2012		70,400	70,283
0.000% due 05/10/2012		50,000	49,915
0.000% due 05/16/2012		400	400
Royal Bank of Scotland Group PLC
1.942% due 10/15/2012		6,100	6,115

			423,244

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	61

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 1.4%
Banc of America Securities LLC
0.050% due 04/02/2012	$14,700	$14,700
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $15,010. Repurchase proceeds are $14,700.)
Barclays Capital, Inc.
0.100% due 04/02/2012	268,500	268,500
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.125% due 11/15/2041 valued at $270,098. Repurchase proceeds are $268,502.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	12,287	12,287
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $12,534. Repurchase proceeds are $12,287.)

		295,487

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.0%
Federal Farm Credit Bank
0.140% due 01/28/2013		$1,300	$1,299

JAPAN TREASURY BILLS 0.0%
0.101% due 04/27/2012	JPY	390,000	4,712

MEXICO TREASURY BILLS 2.5%
4.488% due 06/14/2012 - 06/21/2012 (c)	MXN	6,807,900	527,197

U.S. TREASURY BILLS 0.2%
0.155% due 07/26/2012 - 03/07/2013 (c)(f)(g)		$29,597	29,574

	SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 2.3%
PIMCO Short-Term Floating NAV Portfolio	47,869,189	$479,697

Total Short-Term Instruments (Cost $1,768,914)		1,761,210

Total Investments 123.8% (Cost $25,668,086)		$25,807,688

Written Options (l) (0.1%) (Premiums $53,395)		(11,205)

Other Assets and Liabilities (Net) (23.7%)		(4,944,218)

Net Assets 100.0%		$20,852,265

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $3,288 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(g)	Securities with an aggregate market value of $10,929 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $81,545 at a weighted average interest rate of 0.001%. On March 31, 2012, securities valued at $134,406 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $7,973 and cash of $33 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2014	286	$39
U.S. Treasury 5-Year Note June Futures	Long	06/2012	2,947	(2,118)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	5,124	(8,279)

				$(10,358)

(j)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $10,271 and cash of $18 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	$	704,600	$(3,227)	$315

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	147,500	$(351)	$(346)

62	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(k)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.003%	$	4,900	$92	$137	$(45)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.003%		5,600	106	164	(58)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	1.939%		7,500	(929)	(902)	(27)

								$(731)	$(601)	$(130)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.221%	$	15,600	$(126)	$(203)	$77
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.758%		20,000	79	0	79
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.924%		1,800	6	(16)	22
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.924%		19,800	58	(158)	216
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.032%		75,000	(70)	(118)	48
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.085%		13,000	(44)	(122)	78
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.924%		2,600	7	(41)	48
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.000%		5,000	2	(22)	24
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.032%		33,500	(32)	(57)	25
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.032%		20,000	(19)	(48)	29
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.924%		25,000	74	(205)	279
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.924%		41,600	123	(339)	462
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.000%		21,300	8	(101)	109
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.032%		65,100	(61)	(94)	33
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.924%		6,000	18	(57)	75
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.924%		1,900	5	(18)	23
China Government International Bond	CBK	1.000%	06/20/2016	0.911%		17,400	70	174	(104)
China Government International Bond	JPM	1.000%	06/20/2016	0.911%		35,500	142	364	(222)
China Government International Bond	UAG	1.000%	06/20/2016	0.911%		18,100	73	194	(121)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.966%		36,300	58	18	40
Export-Import Bank of China	DUB	1.000%	12/20/2016	1.500%		27,100	(600)	(2,192)	1,592
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	1.195%		12,000	(102)	(767)	665
France Government Bond	CBK	0.250%	12/20/2015	1.378%		7,500	(303)	(195)	(108)
France Government Bond	CBK	0.250%	09/20/2016	1.526%		28,800	(1,561)	(1,657)	96
France Government Bond	GST	0.250%	09/20/2016	1.526%		50,000	(2,710)	(1,749)	(961)
France Government Bond	HUS	0.250%	09/20/2016	1.526%		72,800	(3,946)	(2,786)	(1,160)
France Government Bond	JPM	0.250%	09/20/2016	1.526%		46,700	(2,531)	(2,955)	424
France Government Bond	MYC	0.250%	09/20/2016	1.526%		53,300	(2,889)	(1,864)	(1,025)
France Government Bond	UAG	0.250%	06/20/2016	1.463%		25,000	(1,223)	(526)	(697)
France Government Bond	UAG	0.250%	09/20/2016	1.526%		31,200	(1,691)	(1,960)	269
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.243%		300	(2)	(4)	2
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.491%		2,000	16	0	16
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.779%		16,600	945	0	945
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.779%		10,200	639	0	639
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.828%		11,100	42	(322)	364
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.140%		3,200	(14)	(75)	61
Japan Government International Bond	BOA	1.000%	09/20/2015	0.688%		100,000	1,108	1,653	(545)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.737%		19,400	194	331	(137)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.781%		34,400	306	476	(170)
Japan Government International Bond	BPS	1.000%	09/20/2015	0.688%		25,000	277	413	(136)
Japan Government International Bond	BPS	1.000%	12/20/2015	0.737%		50,000	499	316	183
Japan Government International Bond	BRC	1.000%	03/20/2015	0.593%		25,800	319	146	173
Japan Government International Bond	BRC	1.000%	06/20/2015	0.629%		16,600	203	258	(55)
Japan Government International Bond	BRC	1.000%	12/20/2015	0.737%		20,400	204	358	(154)
Japan Government International Bond	BRC	1.000%	03/20/2016	0.781%		19,600	175	240	(65)
Japan Government International Bond	GST	1.000%	03/20/2015	0.593%		53,600	664	516	148
Japan Government International Bond	GST	1.000%	06/20/2015	0.629%		10,000	121	150	(29)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.781%		15,600	139	129	10
Japan Government International Bond	MYC	1.000%	12/20/2015	0.737%		19,100	191	326	(135)
Japan Government International Bond	MYC	1.000%	06/20/2016	0.819%		48,000	375	387	(12)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.781%		27,000	240	264	(24)
Japan Government International Bond	UAG	1.000%	12/20/2015	0.737%		19,400	194	311	(117)
Merrill Lynch & Co., Inc.	GST	1.000%	09/20/2012	1.534%		20,000	(44)	(222)	178

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	63

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	BRC	1.000%	09/20/2013	1.033%	$	10,000	$(1)	$(417)	$416
MetLife, Inc.	CBK	1.000%	03/20/2016	1.913%		12,700	(433)	(260)	(173)
MetLife, Inc.	GST	1.000%	09/20/2015	1.801%		10,000	(264)	(507)	243
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.872%		14,900	71	(115)	186
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.954%		44,400	97	(252)	349
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.872%		25,000	119	(205)	324
Mexico Government International Bond	HUS	1.000%	09/20/2015	0.872%		33,600	160	(260)	420
NRG Energy, Inc.	GST	5.000%	03/20/2019	7.070%		2,800	(276)	(238)	(38)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%		26,900	69	(234)	303
Petrobras International Finance Co.	HUS	1.000%	09/20/2012	0.549%		28,900	74	16	58
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.191%		6,000	(37)	(171)	134
Russia Government International Bond	CBK	1.000%	03/20/2016	1.613%		31,400	(727)	(778)	51
Russia Government International Bond	HUS	1.000%	12/20/2012	0.447%		11,500	50	(139)	189
Russia Government International Bond	JPM	1.000%	12/20/2012	0.447%		800	3	(9)	12
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.269%		22,300	491	136	355
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.430%		16,700	380	220	160
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.514%		50,000	1,089	367	722
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.430%		14,000	319	270	49
United Kingdom Gilt	GST	1.000%	03/20/2015	0.269%		5,600	123	33	90
United Kingdom Gilt	GST	1.000%	03/20/2016	0.430%		39,300	894	655	239
United Kingdom Gilt	GST	1.000%	09/20/2016	0.514%		105,100	2,287	1,365	922
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.269%		24,000	529	126	403
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.466%		200	4	3	1
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.514%		113,000	2,459	1,213	1,246
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.466%		29,900	676	517	159
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.514%		50,000	1,088	416	672
Vodafone Group PLC	GST	1.000%	09/20/2015	0.533%		10,000	165	83	82
Wells Fargo & Co.	GST	1.000%	06/20/2013	0.278%		18,200	168	(15)	183

							$(817)	$(10,029)	$9,212

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	3,900	$52	$85	$(33)
iTraxx Europe 16 Index	CBK	(1.000%	)	12/20/2016		13,200	177	256	(79)
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		188,100	2,515	3,832	(1,317)
iTraxx Europe 16 Index	GST	(1.000%	)	12/20/2016		1,700	22	34	(12)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		7,700	103	141	(38)

							$2,869	$4,348	$(1,479)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	27,600	$2,278	$2,760	$(482)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		15,300	1,263	1,522	(259)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		159,300	14,961	17,973	(3,012)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		39,300	3,691	4,664	(973)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		400	38	46	(8)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		5,500	517	687	(170)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		56,300	5,288	6,358	(1,070)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		6,100	573	689	(116)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		18,200	1,709	2,168	(459)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		500	51	32	19
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		5,300	542	684	(142)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		4,600	470	600	(130)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		12,600	1,287	1,613	(326)
CDX.HY-8 5-Year Index 35-100%	CBK	0.355%	06/20/2012		36,654	(1)	0	(1)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012		8,502	0	0	0
CDX.HY-8 5-Year Index 35-100%	CBK	0.401%	06/20/2012		9,825	1	0	1
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		21,412	113	0	113
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		38,869	208	0	208
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		4,437	94	0	94

64	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	$	9,548	$204	$0	$204
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		10,899	70	0	70
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		13,696	76	0	76

						$33,433	$39,796	$(6,363)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS	BRL	9,700	$41	$(7)	$48
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		117,200	508	(46)	554
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		27,800	149	0	149
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		8,500	176	0	176
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		13,700	268	(11)	279
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		118,400	2,507	30	2,477
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		32,800	694	26	668
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		43,800	898	124	774
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		63,300	1,298	149	1,149
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		17,100	287	19	268
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		19,000	322	19	303
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		31,700	701	49	652
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		115,100	2,201	0	2,201
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		15,800	373	39	334
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		127,200	3,191	515	2,676
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		182,800	4,934	510	4,424
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		128,300	3,147	413	2,734
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		266,400	6,885	10	6,875
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BPS		127,700	3,637	0	3,637
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HUS		138,200	3,983	0	3,983
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		205,500	1,101	570	531
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		24,500	163	102	61
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		70,300	504	(204)	708
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		101,700	784	(212)	996
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		77,200	741	(88)	829
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		149,500	1,526	(70)	1,596
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		13,900	147	0	147
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		47,700	551	67	484
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		148,200	2,776	80	2,696
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		17,000	403	(3)	406
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		18,200	510	81	429
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		17,200	523	0	523
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		33,000	1,059	(7)	1,066
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		17,100	566	47	519
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		2,600	97	12	85
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		8,600	326	56	270
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BPS		171,100	5,810	0	5,810
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		2,600	103	17	86

							$53,890	$2,287	$51,603

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	65

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(l)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	$	684,000	$2,397	$(1,477)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		640,000	822	(951)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		214,100	1,801	(22)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		25,700	175	(3)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		42,300	190	(75)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		432,000	1,573	(1,007)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		288,000	1,013	(671)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		293,500	815	(517)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		864,200	7,483	(88)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		410,000	3,161	(1,687)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		420,300	3,856	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		43,000	385	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		173,600	1,929	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		468,900	4,867	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		71,900	782	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		546,000	3,648	(1,406)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		74,800	710	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		326,400	3,199	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		342,600	2,562	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		172,100	4,255	(8)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		49,000	284	(284)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		49,000	179	(179)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		72,900	685	(777)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		288,000	4,696	(1,367)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		57,300	1,439	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		100,800	489	(683)

								$53,395	$(11,205)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	22,754	$5,085,300	EUR	374,700	$59,266
Sales	3,927	14,022,500		0	51,066
Closing Buys	(25,192)	(10,245,800)		0	(49,690)
Expirations	0	(15,400)		0	(63)
Exercised	(1,489)	(1,696,200)		(374,700)	(7,184)

Balance at 03/31/2012	0	$7,150,400	EUR	0	$53,395

(m)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	04/01/2027	1,111,800	$1,176,830	$(1,178,334)
Fannie Mae	4.000%	05/01/2027	213,200	225,758	(225,692)

				$1,402,588	$(1,404,026)

(n)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	32,326	04/2012	CBK	$1,022	$0	$1,022
Buy	BRL	195,207	04/2012	BRC	0	(5,058)	(5,058)
Sell		97,604	04/2012	BRC	2,690	0	2,690
Sell		97,604	06/2012	BRC	2,554	0	2,554
Sell	CAD	270,964	06/2012	CBK	984	0	984
Sell		115,511	06/2012	FBF	680	0	680
Sell		114,851	06/2012	JPM	1,177	0	1,177
Sell		112,223	06/2012	UAG	638	0	638

66	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	207,326	06/2012	BRC	$427	$0	$427
Sell		90,272	06/2012	BRC	0	(92)	(92)
Buy		96,307	06/2012	CBK	154	(5)	149
Buy		65,714	06/2012	DUB	0	(4)	(4)
Sell		5,666	06/2012	DUB	3	0	3
Sell		305,436	06/2012	FBF	142	(4)	138
Buy		335,012	06/2012	HUS	595	0	595
Sell		79,678	06/2012	HUS	3	(19)	(16)
Buy		512,311	06/2012	JPM	949	(32)	917
Sell		117,148	06/2012	JPM	0	(249)	(249)
Buy		45,913	06/2012	MSC	70	0	70
Sell		293,067	06/2012	MSC	197	0	197
Buy		32,696	06/2012	RYL	77	0	77
Sell		404,011	06/2012	UAG	206	(76)	130
Buy		119,648	10/2012	UAG	89	0	89
Sell		119,648	10/2012	UAG	35	0	35
Sell		26,164	02/2013	BRC	12	0	12
Buy		111,326	02/2013	CBK	52	0	52
Sell		38,400	02/2013	FBF	33	0	33
Buy		60,595	02/2013	UAG	0	(26)	(26)
Sell		107,358	02/2013	UAG	38	0	38
Buy	EUR	13,900	04/2012	BRC	86	0	86
Sell		104,915	04/2012	BRC	0	(5,428)	(5,428)
Buy		107,252	04/2012	CBK	1,367	0	1,367
Sell		73,094	04/2012	CBK	0	(3,955)	(3,955)
Buy		63,159	04/2012	DUB	190	(55)	135
Sell		245,548	04/2012	DUB	0	(11,921)	(11,921)
Buy		40,927	04/2012	FBF	385	0	385
Buy		12,100	04/2012	HUS	39	0	39
Buy		33,467	04/2012	JPM	516	0	516
Buy		113,820	04/2012	UAG	49	0	49
Sell		511,270	04/2012	UAG	0	(12,129)	(12,129)
Sell		107,252	05/2012	CBK	0	(1,362)	(1,362)
Sell		41,368	05/2012	DUB	0	(103)	(103)
Sell		40,927	05/2012	FBF	0	(384)	(384)
Sell		30,472	05/2012	JPM	0	(493)	(493)
Sell		112,015	05/2012	UAG	0	(23)	(23)
Sell		420	06/2012	BRC	0	(4)	(4)
Buy		40,173	06/2012	BSN	957	0	957
Buy		10,734	06/2012	CBK	0	(4)	(4)
Buy		52,311	06/2012	DUB	828	0	828
Buy		88,759	06/2012	JPM	983	0	983
Sell		2,360	06/2012	JPM	0	(17)	(17)
Buy		23,800	06/2012	MSC	240	0	240
Buy		82	06/2012	RBC	2	0	2
Buy	GBP	89,367	04/2012	BRC	1,734	0	1,734
Buy		19,313	04/2012	CBK	295	0	295
Sell		110,790	04/2012	GST	0	(3,585)	(3,585)
Buy		2,028	04/2012	JPM	10	0	10
Buy		82	04/2012	MSC	1	0	1
Sell		89,367	05/2012	BRC	0	(1,733)	(1,733)
Buy		13,400	05/2012	CBK	0	(7)	(7)
Buy		12,100	05/2012	DUB	94	0	94
Buy		13,400	05/2012	JPM	152	0	152
Buy		326	05/2012	UAG	1	0	1
Sell	IDR	663,104,429	07/2012	BPS	174	(509)	(335)
Buy		362,104,429	07/2012	HUS	0	(1,609)	(1,609)
Buy		301,000,000	07/2012	JPM	610	0	610
Buy	JPY	53,750	04/2012	BRC	0	(26)	(26)
Sell		314,222	04/2012	BRC	248	0	248
Buy		430,000	04/2012	CBK	0	(226)	(226)
Sell		418,963	04/2012	CBK	330	0	330
Buy		215,000	04/2012	DUB	0	(103)	(103)
Sell		418,963	04/2012	DUB	330	0	330
Sell		221,135	04/2012	FBF	173	0	173
Buy		376,250	04/2012	JPM	0	(199)	(199)
Sell		209,482	04/2012	JPM	165	0	165

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	67

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	215,000	04/2012	UAG	$0	$(104)	$(104)
Sell		97,235	04/2012	UAG	77	0	77
Buy		1,810,000	05/2012	BRC	0	(1,172)	(1,172)
Buy		1,810,000	05/2012	DUB	0	(1,175)	(1,175)
Buy		2,200,000	05/2012	UAG	0	(1,461)	(1,461)
Sell		5,820,000	05/2012	UAG	5,381	0	5,381
Sell		1,059,228	06/2012	BRC	86	0	86
Buy		1,064,530	06/2012	CBK	0	(5)	(5)
Sell	MXN	1,460,100	06/2012	CBK	996	0	996
Buy		45,651	06/2012	HUS	9	0	9
Sell		4,311,000	06/2012	HUS	3,886	0	3,886
Buy		3,662	06/2012	JPM	0	(3)	(3)
Sell		3,418	06/2012	MSC	1	0	1
Buy		25,936	06/2012	UAG	0	(2)	(2)
Sell		1,036,800	06/2012	UAG	0	(905)	(905)
Sell	MYR	107,250	04/2012	CBK	0	(333)	(333)
Buy		107,250	04/2012	UAG	0	(710)	(710)

					$33,222	$(55,310)	$(22,088)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$188,448	$0	$188,448
Corporate Bonds & Notes
Banking & Finance	0	3,214,132	6,091	3,220,223
Industrials	0	663,581	1,488	665,069
Utilities	0	377,838	0	377,838
Convertible Bonds & Notes
Industrials	0	21,703	0	21,703
Municipal Bonds & Notes
California	0	41,908	0	41,908
Louisiana	0	36,890	0	36,890
Minnesota	0	12,214	0	12,214
New Jersey	0	12,914	0	12,914
U.S. Government Agencies	0	13,979,182	2,098	13,981,280
U.S. Treasury Obligations	0	2,613,004	0	2,613,004
Mortgage-Backed Securities	0	1,042,802	32	1,042,834
Asset-Backed Securities	0	419,834	71,433	491,267
Sovereign Issues	0	1,210,267	0	1,210,267
Convertible Preferred Securities
Industrials	0	0	107	107
Preferred Securities
Banking & Finance	0	53,744	76,768	130,512
Short-Term Instruments
Certificates of Deposit	0	423,244	0	423,244

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Repurchase Agreements	$0	$295,487	$0	$295,487
Short-Term Notes	0	1,299	0	1,299
Japan Treasury Bills	0	4,712	0	4,712
Mexico Treasury Bills	0	527,197	0	527,197
U.S. Treasury Bills	0	29,574	0	29,574
PIMCO Short-Term Floating NAV Portfolios	479,697	0	0	479,697
	$479,697	$25,169,974	$158,017	$25,807,688

Short Sales, at value	$0	$(1,404,026)	$0	$(1,404,026)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	16,500	0	16,500
Foreign Exchange Contracts	0	33,222	0	33,222
Interest Rate Contracts	39	51,603	0	51,642
	$39	$101,325	$0	$101,364

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(14,945)	0	(14,945)
Foreign Exchange Contracts	0	(55,310)	0	(55,310)
Interest Rate Contracts	(10,397)	(11,551)	0	(21,948)
	$(10,397)	$(81,806)	$0	$(92,203)

Totals	$469,339	$23,785,467	$158,017	$24,412,823

68	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Bank Loan Obligations	$3,968	$0	$(4,000)	$0	$0	$32	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	24,024	5,200	(23,271)	30	5,666	(5,558)	0	0	6,091	(193)
Industrials	2,219	372	(1,042)	(6)	(8)	(47)	0	0	1,488	(2)
U.S. Government Agencies	2,434	0	(334)	(1)	0	(1)	0	0	2,098	(4)
Mortgage-Backed Securities	34	0	(2)	0	0	0	0	0	32	0
Asset-Backed Securities	515,297	5,672	(301,448)	3,225	10,871	(5,133)	0	(157,051)	71,433	(46)
Convertible Preferred Securities
Industrials	0	0	0	0	0	107	0	0	107	107
Preferred Securities
Banking & Finance	77,881	0	0	0	0	(1,113)	0	0	76,768	(1,112)

	$625,857	$11,244	$(330,097)	$3,248	$16,529	$(11,713)	$0	$(157,051)	$158,017	$(1,250)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(8,739)	$0	$0	$0	$5,428	$3,311	$0	$0	$0	$0

Totals	$617,118	$11,244	$(330,097)	$3,248	$21,957	$(8,402)	$0	$(157,051)	$158,017	$(1,250)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$33,222	$0	$33,222
Unrealized appreciation on OTC swap agreements	0	16,185	0	0	51,603	67,788

	$0	$16,185	$0	$33,222	$51,603	$101,010

Liabilities:
Written options outstanding	$0	$0	$0	$0	$11,205	$11,205
Variation margin payable on financial derivative instruments (2)	0	541	0	0	2,645	3,186
Unrealized depreciation on foreign currency contracts	0	0	0	55,310	0	55,310
Unrealized depreciation on OTC swap agreements	0	14,945	0	0	0	14,945

	$0	$15,486	$0	$55,310	$13,850	$84,646

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	69

Schedule of Investments PIMCO Low Duration Fund (Cont.)

March 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$119,349	$119,349
Net realized gain on written options	0	6,115	0	63	10,190	16,368
Net realized gain on swaps	0	19,810	0	0	21,645	41,455
Net realized (loss) on foreign currency transactions	0	0	0	(112,952)	0	(112,952)

	$0	$25,925	$0	$(112,889)	$151,184	$64,220

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(4,903)	$(4,903)
Net change in unrealized appreciation (depreciation) on written options	0	(2,332)	0	(55)	58,709	56,322
Net change in unrealized appreciation (depreciation) on swaps	0	(14,186)	0	0	5,712	(8,474)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(48,225)	0	(48,225)

	$0	$(16,518)	$0	$(48,280)	$59,518	$(5,280)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(10,358) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(31) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$8	$(2,070)	$(2,062)
BPS	11,094	(12,090)	(996)
BRC	15,863	(20,880)	(5,017)
BSN	957	(670)	287
CBK	(1,389)	62	(1,327)
DUB	(7,913)	6,149	(1,764)
FBF	3,355	(3,740)	(385)
GLM	2,610	(2,730)	(120)
GST	(1,748)	999	(748)
HUS	17,472	(20,490)	(3,018)
JPM	8,345	(7,500)	845
MSC	509	(2,879)	(2,370)
MYC	11,490	(13,265)	(1,775)
RBC	324	(330)	(6)
RYL	(170)	146	(24)
UAG	(5,456)	3,573	(1,883)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

70	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund II

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 7.3%

BANKING & FINANCE 5.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$420
American International Group, Inc.
4.250% due 05/15/2013	1,000	1,023
Bank of America Corp.
7.375% due 05/15/2014	700	760
Citigroup, Inc.
1.353% due 02/15/2013	14,040	13,976
5.500% due 04/11/2013	1,400	1,453
5.625% due 08/27/2012	300	305
Goldman Sachs Group, Inc.
1.527% due 02/07/2014	3,300	3,242
JPMorgan Chase & Co.
1.224% due 05/02/2014	4,200	4,210
3.150% due 07/05/2016	1,500	1,548
JPMorgan Chase Bank N.A.
0.804% due 06/13/2016	700	651
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012	500	500
1.234% due 09/15/2026	400	287
5.450% due 02/05/2013	700	720
Morgan Stanley
3.006% due 05/14/2013	7,800	7,862
5.375% due 10/15/2015	4,500	4,652
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,398
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	314
Prudential Covered Trust
2.997% due 09/30/2015	1,600	1,619
Wachovia Corp.
0.937% due 10/15/2016	1,600	1,489
5.500% due 05/01/2013	200	210

		47,639

INDUSTRIALS 1.0%
Caterpillar, Inc.
0.663% due 05/21/2013	2,700	2,709
EOG Resources, Inc.
1.287% due 02/03/2014	2,300	2,318
Hewlett-Packard Co.
0.772% due 05/24/2013	3,100	3,094
PACCAR, Inc.
6.875% due 02/15/2014	100	111

		8,232

UTILITIES 0.7%
BellSouth Corp.
4.463% due 04/26/2021	6,000	6,014

Total Corporate Bonds & Notes (Cost $61,754)		61,885

MUNICIPAL BONDS & NOTES 0.0%

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $100)		100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 84.3%
Fannie Mae
0.592% due 07/25/2037	$1,802	$1,799
0.692% due 10/25/2030	85	85
0.822% due 06/25/2041	6,759	6,776
0.962% due 06/25/2037	1,797	1,808
0.982% due 03/25/2040	3,192	3,222
1.125% due 04/27/2017	3,900	3,879
1.250% due 01/30/2017	1,800	1,806
1.382% due 07/01/2042	192	194
1.432% due 09/01/2041	588	600
1.582% due 08/01/2030	125	128
2.250% due 01/01/2024	107	111
2.300% due 01/01/2035	241	254
2.496% due 07/01/2035	205	219
2.497% due 11/01/2034	1,142	1,218
2.819% due 06/01/2035	2,058	2,197
2.973% due 12/01/2034	859	900
3.000% due 04/01/2027 - 05/01/2027	45,700	47,262
3.500% due 05/01/2042	5,000	5,122
4.000% due 05/01/2014 - 05/01/2042	144,504	151,676
4.415% due 09/01/2028	122	131
4.500% due 11/01/2013 - 05/01/2042	28,194	30,075
5.000% due 02/13/2017 - 04/01/2042	143,679	155,398
5.250% due 09/15/2016	100	118
5.375% due 07/15/2016 - 06/12/2017	1,800	2,133
5.500% due 01/01/2025 - 04/01/2042	173,139	188,814
5.700% due 08/01/2018	983	1,049
6.000% due 11/01/2016 - 10/01/2039	57,260	63,250
6.265% due 12/25/2042	142	162
6.500% due 09/01/2012	0	0
8.000% due 11/25/2023	103	120
9.250% due 10/25/2018	2	3
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,515	1,581
Freddie Mac
0.392% due 07/15/2019 - 08/15/2019	804	803
0.592% due 12/15/2030	66	66
0.625% due 12/29/2014	1,500	1,503
0.642% due 06/15/2018	65	65
0.792% due 07/15/2041	6,705	6,718
0.852% due 07/15/2037	17,595	17,672
0.942% due 08/15/2037	2,576	2,593
0.962% due 05/15/2037	1,411	1,415
1.000% due 03/08/2017	7,100	7,007
1.355% due 10/25/2044	833	833
1.369% due 02/25/2045	556	531
2.499% due 07/01/2035	332	354
2.590% due 07/01/2023	69	70
5.000% due 02/15/2020	62	63
5.500% due 08/23/2017 - 07/01/2038	1,268	1,393
6.000% due 02/01/2016 - 01/01/2038	478	526
6.500% due 07/25/2043	1,043	1,187
8.500% due 06/01/2025	6	7
Ginnie Mae
0.742% due 09/20/2030	27	28
1.625% due 07/20/2023 - 07/20/2030	737	762

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 04/20/2022 - 05/20/2027	$532	$550
7.000% due 11/15/2022	69	79
7.500% due 02/15/2022 - 03/15/2024	129	139
7.750% due 01/17/2030	16	19
8.000% due 03/15/2023 - 05/15/2024	26	29
9.000% due 07/20/2016 - 08/15/2030	68	75
Small Business Administration
4.310% due 04/01/2029	864	929

Total U.S. Government Agencies (Cost $712,221)		717,506

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (c)(e)(f)	32,450	34,303
0.625% due 07/15/2021	2,916	3,156
1.125% due 01/15/2021	207	233
1.375% due 01/15/2020	419	482
U.S. Treasury Notes
0.875% due 12/31/2016	5,900	5,869
0.875% due 01/31/2017	53,300	52,975
0.875% due 02/28/2017	37,300	37,035

Total U.S. Treasury Obligations (Cost $134,112)		134,053

MORTGAGE-BACKED SECURITIES 4.2%
American Home Mortgage Investment Trust
2.241% due 02/25/2045	337	276
2.597% due 10/25/2034	967	896
Banc of America Funding Corp.
2.667% due 05/25/2035	2,477	2,486
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	1,108	1,075
2.888% due 02/25/2033	31	27
2.920% due 01/25/2034	208	206
3.078% due 03/25/2035	228	225
5.363% due 02/25/2036	172	152
5.579% due 04/25/2033	339	335
5.703% due 02/25/2033	20	20
Bear Stearns Alt-A Trust
2.809% due 05/25/2035	850	676
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	108
5.471% due 01/12/2045	200	228
Citigroup Mortgage Loan Trust, Inc.
0.592% due 05/25/2037	503	484
2.230% due 09/25/2035	326	308
2.450% due 09/25/2035	366	322
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	675
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036	848	543
2.746% due 11/25/2034	285	237
2.776% due 02/20/2035	518	429
4.179% due 11/19/2033	150	150
Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 03/25/2032	79	60
4.871% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
5.663% due 03/15/2039	100	110
5.713% due 06/15/2039	2,318	2,317
CW Capital Cobalt Ltd.
5.334% due 04/15/2047	318	320

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	71

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Alternative Mortgage Securities
2.378% due 06/25/2034	$545	$481
Greenpoint Mortgage Funding Trust
0.322% due 10/25/2046	33	31
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	108
5.444% due 03/10/2039	300	331
GS Mortgage Securities Corp.
1.103% due 03/06/2020	568	564
2.716% due 02/10/2021	1,699	1,730
4.295% due 01/10/2040	255	255
GSR Mortgage Loan Trust
2.441% due 06/25/2034	466	415
2.659% due 09/25/2035	2,164	2,110
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	111
5.882% due 02/15/2051	200	225
JPMorgan Mortgage Trust
5.015% due 02/25/2035	35	36
MASTR Adjustable Rate Mortgages Trust
2.718% due 11/21/2034	3,100	3,052
Mellon Residential Funding Corp.
0.672% due 08/15/2032	7,149	6,895
Merrill Lynch Mortgage Investors, Inc.
2.519% due 02/25/2035	721	656
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	432
Morgan Stanley Capital
0.302% due 10/15/2020	11	11
5.809% due 12/12/2049	100	115
Prime Mortgage Trust
0.642% due 02/25/2019	9	8
0.642% due 02/25/2034	129	117
Structured Asset Mortgage Investments, Inc.
0.372% due 03/25/2037	607	354
0.492% due 07/19/2035	294	263
0.902% due 09/19/2032	243	222
9.110% due 06/25/2029	223	236
Structured Asset Securities Corp.
2.317% due 07/25/2032	4	4
2.772% due 10/25/2035	145	114
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	533	504
0.332% due 09/15/2021	264	254
WaMu Mortgage Pass-Through Certificates
0.512% due 12/25/2045	254	209
0.532% due 10/25/2045	171	138
0.889% due 01/25/2047	218	141
1.229% due 01/25/2046	1,091	896
1.359% due 11/25/2042	41	36
1.559% due 06/25/2042	83	68
2.474% due 02/27/2034	546	540
Wells Fargo Mortgage-Backed Securities Trust
2.648% due 01/25/2035	1,300	1,231

Total Mortgage-Backed Securities (Cost $35,886)		35,560

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.2%
Amortizing Residential Collateral Trust
0.822% due 07/25/2032	$43	$34
Asset-Backed Funding Certificates
0.722% due 06/25/2035	248	245
Asset-Backed Securities Corp. Home Equity
0.517% due 09/25/2034	151	135
0.662% due 05/25/2035	2,146	2,124
1.892% due 03/15/2032	361	261
Bear Stearns Asset-Backed Securities Trust
0.302% due 01/25/2037	157	149
1.242% due 10/25/2037	718	464
Carrington Mortgage Loan Trust
0.292% due 01/25/2037	38	38
Chase Issuance Trust
1.974% due 09/15/2015	2,700	2,760
Citibank Omni Master Trust
2.342% due 05/16/2016	9,100	9,123
2.992% due 08/15/2018	4,200	4,426
Countrywide Asset-Backed Certificates
0.292% due 07/25/2037	239	234
0.422% due 09/25/2036	1,132	942
0.722% due 12/25/2031	110	59
Credit-Based Asset Servicing and Securitization LLC
0.302% due 11/25/2036	25	10
Education Funding Capital Trust
0.744% due 03/16/2020	4,019	4,019
Educational Services of America, Inc.
1.684% due 09/25/2040	2,100	2,087
Fremont Home Loan Trust
0.302% due 01/25/2037	12	12
GSAMP Trust
0.312% due 12/25/2036	88	58
HSBC Asset Loan Obligation
0.302% due 12/25/2036	162	92
HSI Asset Securitization Corp. Trust
0.292% due 12/25/2036	111	108
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	19	15
Panhandle-Plains Higher Education Authority, Inc.
1.598% due 10/01/2035	826	825
Securitized Asset-Backed Receivables LLC
0.302% due 12/25/2036^	125	28
SLM Student Loan Trust
0.860% due 01/25/2015	8	8
1.892% due 12/15/2017	938	941
2.060% due 04/25/2023	1,989	2,045
2.350% due 04/15/2039	713	718
3.500% due 08/17/2043	979	963
South Carolina Student Loan Corp.
1.238% due 03/02/2020	800	791
Structured Asset Securities Corp.
0.822% due 01/25/2033	32	27
Vanderbilt Mortgage Finance
0.893% due 05/07/2026	1,759	1,654

Total Asset-Backed Securities (Cost $36,200)		35,395

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
DG Funding Trust
2.829% due 12/31/2049	510	$3,818

Total Preferred Securities (Cost $5,100)		3,818

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.9%

REPURCHASE AGREEMENTS 4.4%
Banc of America Securities LLC
0.050% due 04/02/2012	$1,300	1,300
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $1,328. Repurchase proceeds are $1,300.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	725	725
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $743. Repurchase proceeds are $725.)
UBS Securities LLC
0.100% due 04/02/2012	35,000	35,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $35,356. Repurchase proceeds are $35,000.)

		37,025

U.S. TREASURY BILLS 0.0%
0.145% due 09/13/2012	260	260

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 13.5%
PIMCO Short-Term Floating NAV Portfolio	7,209,474	72,246
PIMCO Short-Term Floating NAV Portfolio III	4,228,366	42,305

		114,551

Total Short-Term Instruments (Cost $151,836)		151,836

Total Investments 134.0% (Cost $1,137,209)		$1,140,153

Written Options (h) (0.0%) (Premiums $1,046)		(111)

Other Assets and Liabilities (Net) (34.0%)		(289,182)

Net Assets 100.0%		$850,860

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $627 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

72	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(d)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $18,190 at a weighted average interest rate of (0.073%). On March 31, 2012, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $520 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2014	47	$151
U.S. Treasury 5-Year Note June Futures	Long	06/2012	425	(329)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	180	(330)

				$(508)

(f)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $74 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	12,300	$(29)	$(29)

(g)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	1.131%	$	10,000	$(41)	$(259)	$218
General Electric Capital Corp.	BOA	1.000%	09/20/2015	1.136%		10,000	(42)	(381)	339
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.779%		300	17	0	17
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.779%		300	19	0	19
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.779%		400	29	0	29
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.779%		300	18	0	18
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.779%		400	28	0	28
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	1.534%		4,700	(11)	(136)	125
MetLife, Inc.	JPM	1.000%	09/20/2013	1.033%		2,300	0	(129)	129
MetLife, Inc.	JPM	1.000%	09/20/2015	1.801%		10,000	(264)	(562)	298

							$(247)	$(1,467)	$1,220

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	5,800	$49	$(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		700	5	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		1,100	5	(2)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		7,700	21	(14)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		23,300	202	(2)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		9,100	88	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,400	21	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,000	78	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		7,200	75	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,700	40	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	73

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	4,300	$43	$0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		6,100	60	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		14,300	125	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		4,800	119	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		2,000	12	(12)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,000	7	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		2,700	25	(29)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,600	40	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		6,500	31	(44)

								$1,046	$(111)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	521	$117,500	$1,429
Sales	219	146,300	629
Closing Buys	(653)	(140,800)	(927)
Expirations	0	0	0
Exercised	(87)	(10,700)	(85)

Balance at 03/31/2012	0	$112,300	$1,046

(i)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	04/01/2042	$2,000	$2,156	$(2,163)
Fannie Mae	5.000%	05/01/2042	18,000	19,426	(19,417)
Fannie Mae	6.000%	05/01/2042	9,000	9,872	(9,903)

				$31,454	$(31,483)

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$47,639	$0	$47,639
Industrials	0	8,232	0	8,232
Utilities	0	6,014	0	6,014
Municipal Bonds & Notes
New Jersey	0	100	0	100
U.S. Government Agencies	0	717,506	0	717,506
U.S. Treasury Obligations	0	134,053	0	134,053
Mortgage-Backed Securities	0	33,830	1,730	35,560
Asset-Backed Securities	0	35,395	0	35,395
Preferred Securities
Banking & Finance	0	0	3,818	3,818
Short-Term Instruments
Repurchase Agreements	0	37,025	0	37,025
U.S. Treasury Bills	0	260	0	260

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
PIMCO Short-Term Floating NAV Portfolios	$114,551	$0	$0	$114,551
	$114,551	$1,020,054	$5,548	$1,140,153

Short Sales, at value	$0	$(31,483)	$0	$(31,483)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,220	0	1,220
Interest Rate Contracts	151	0	0	151
	$151	$1,220	$0	$1,371

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(659)	$(140)	$0	$(799)

Totals	$114,043	$989,651	$5,548	$1,109,242

74	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
U.S. Government Agencies	$809	$0	$(817)	$(1)	$(11)	$20	$0	$0	$0	$0
Mortgage-Backed Securities	0	1,695	0	1	0	34	0	0	1,730	34
Preferred Securities
Banking & Finance	3,874	0	0	0	0	(56)	0	0	3,818	(55)

	$4,683	$1,695	$(817)	$0	$(11)	$(2)	$0	$0	$5,548	$(21)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(229)	$0	$0	$0	$143	$86	$0	$0	$0	$0

Totals	$4,454	$1,695	$(817)	$0	$132	$84	$0	$0	$5,548	$(21)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$1,220	$0	$0	$0	$1,220

Liabilities:
Written options outstanding	$0	$0	$0	$0	$111	$111
Variation margin payable on financial derivative instruments (2)	0	0	0	0	140	140

	$0	$0	$0	$0	$251	$251

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$5,613	$5,613
Net realized gain on written options	0	0	0	0	39	39
Net realized gain on swaps	0	474	0	0	27	501

	$0	$474	$0	$0	$5,679	$6,153

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(232)	$(232)
Net change in unrealized appreciation on written options	0	0	0	0	1,358	1,358
Net change in unrealized (depreciation) on swaps	0	(205)	0	0	(29)	(234)

	$0	$(205)	$0	$0	$1,097	$892

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(508) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(29) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	75

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

March 31, 2012

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(43)	$0	$(43)
BRC	0	0	0
CBK	63	0	63
DUB	(2)	0	(2)
JPM	(316)	447	131
MYC	(14)	(5)	(19)
RYL	(46)	180	134

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

76	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund III

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
Springleaf Finance Corp.
5.500% due 05/10/2017		$1,200	$1,108

Total Bank Loan Obligations (Cost $1,195)			1,108

CORPORATE BONDS & NOTES 25.4%

BANKING & FINANCE 17.7%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	210
Ally Financial, Inc.
3.710% due 02/11/2014		100	99
7.500% due 12/31/2013		100	107
American International Group, Inc.
1.388% due 07/19/2013	EUR	1,200	1,572
Australia & New Zealand Banking Group Ltd.
1.373% due 05/08/2013		$700	702
Banco Bradesco S.A.
2.598% due 05/16/2014		200	203
Banco do Brasil S.A.
4.500% due 01/22/2015		100	105
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	209
Banco Santander Chile
2.875% due 11/13/2012		800	802
3.750% due 09/22/2015		400	410
Bank of America Corp.
0.833% due 08/15/2016		100	85
7.375% due 05/15/2014		200	217
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		400	424
Banque PSA Finance S.A.
2.368% due 04/04/2014		300	290
Bear Stearns Cos. LLC
4.923% due 12/07/2012	AUD	100	103
BNP Paribas S.A.
0.983% due 04/08/2013		$1,200	1,190
BPCE S.A.
2.375% due 10/04/2013		100	98
BRFkredit A/S
0.817% due 04/15/2013		600	600
Citigroup Capital
8.300% due 12/21/2077		800	810
Citigroup, Inc.
1.353% due 02/15/2013		2,800	2,787
2.027% due 01/13/2014		300	298
5.500% due 04/11/2013		700	727
5.625% due 08/27/2012		200	203
Commonwealth Bank of Australia
1.000% due 07/12/2013		1,300	1,307
Countrywide Financial Corp.
5.800% due 06/07/2012		300	302
DanFin Funding Ltd.
1.267% due 07/16/2013		1,400	1,414
Danske Bank A/S
2.500% due 05/10/2012		500	501
Dexia Credit Local S.A.
1.033% due 04/29/2014		600	560
2.750% due 04/29/2014		300	292
DNB Bank ASA
3.200% due 04/03/2017 (a)		200	201
Eksportfinans ASA
5.500% due 06/26/2017		200	195
Export-Import Bank of Korea
2.274% due 03/21/2015		200	200
8.125% due 01/21/2014		1,100	1,217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FIH Erhvervsbank A/S
0.844% due 06/13/2013		$2,300	$2,301
First Horizon National Corp.
5.375% due 12/15/2015		200	213
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		100	110
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	267
Goldman Sachs Group, Inc.
1.408% due 02/04/2013		100	133
1.492% due 01/30/2017		700	833
5.250% due 07/27/2021		$700	694
5.375% due 03/15/2020		700	713
HSBC Finance Corp.
1.583% due 04/05/2013	EUR	1,000	1,325
Industrial Bank of Korea
3.750% due 09/29/2016		$800	819
ING Bank NV
1.524% due 03/15/2013		700	701
1.875% due 06/09/2014		200	198
3.900% due 03/19/2014		300	316
International Lease Finance Corp.
6.500% due 09/01/2014		1,600	1,698
Intesa Sanpaolo SpA
2.892% due 02/24/2014		300	293
Kreditanstalt fuer Wiederaufbau
3.875% due 01/21/2019	EUR	400	601
4.375% due 07/04/2018		200	308
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013^		$200	60
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012		700	700
1.234% due 09/15/2026		100	72
5.450% due 02/05/2013		700	720
5.571% due 10/04/2012		1,100	1,109
6.050% due 08/15/2012		400	407
MetLife Institutional Funding
1.368% due 04/04/2014		900	904
Morgan Stanley
3.006% due 05/14/2013		2,400	2,419
Nationwide Building Society
2.500% due 08/17/2012		200	201
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,251
PNC Preferred Funding Trust
2.124% due 03/29/2049		200	153
Prudential Covered Trust
2.997% due 09/30/2015		500	506
Qatari Diar Finance QSC
3.500% due 07/21/2015		600	624
Royal Bank of Scotland Group PLC
1.352% due 10/14/2016		100	81
6.990% due 10/29/2049		700	574
SLM Corp.
1.206% due 06/17/2013	EUR	150	194
SLM Corp. CPI Linked Bond
4.491% due 04/01/2014		$100	99
Wachovia Corp.
0.937% due 10/15/2016		500	465
Waha Aerospace BV
3.925% due 07/28/2020		680	706
Westpac Banking Corp.
2.250% due 11/19/2012		1,300	1,314

			42,522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 6.1%
Chesapeake Energy Corp.
9.500% due 02/15/2015	$100	$115
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	200	215
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	900	947
El Paso Corp.
7.875% due 06/15/2012	200	203
EOG Resources, Inc.
1.287% due 02/03/2014	900	907
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015	200	208
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	800	854
General Mills, Inc.
6.470% due 10/15/2022	2,000	2,054
Hewlett-Packard Co.
0.772% due 05/24/2013	1,000	998
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	2,000	2,082
Kraft Foods, Inc.
2.625% due 05/08/2013	1,200	1,223
MeadWestvaco Corp.
6.850% due 04/01/2012	300	300
PACCAR, Inc.
6.875% due 02/15/2014	700	779
Time Warner Cable, Inc.
6.200% due 07/01/2013	2,000	2,134
Time Warner, Inc.
3.150% due 07/15/2015	300	318
Volkswagen International Finance NV
0.918% due 10/01/2012	700	701
WM Wrigley Jr. Co.
3.050% due 06/28/2013	500	507

		14,545

UTILITIES 1.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	1,100	1,183
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	100	119
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	500	534
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	200	227
NRG Energy, Inc.
8.250% due 09/01/2020	500	495
Qtel International Finance Ltd.
3.375% due 10/14/2016	300	306
Shell International Finance BV
3.100% due 06/28/2015	800	857

		3,721

Total Corporate Bonds & Notes (Cost $60,007)		60,788

MUNICIPAL BONDS & NOTES 0.2%

LOUISIANA 0.2%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	400	404

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	77

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013	$100	$100

Total Municipal Bonds & Notes (Cost $500)		504

U.S. GOVERNMENT AGENCIES 64.5%
Fannie Mae
0.342% due 01/25/2021	180	180
0.442% due 10/27/2037	1,900	1,889
0.592% due 07/25/2037 - 09/25/2042	1,363	1,361
0.642% due 05/25/2031	52	52
0.700% due 06/25/2021	7	7
0.822% due 06/25/2041	2,053	2,059
0.972% due 06/25/2040	919	924
0.982% due 03/25/2040	1,083	1,093
0.992% due 01/25/2040	1,813	1,826
1.125% due 04/27/2017	900	895
1.150% due 06/25/2021 - 09/25/2021	39	39
1.250% due 01/30/2017	1,100	1,103
1.382% due 07/01/2042	35	35
1.432% due 09/01/2041	107	109
1.582% due 09/01/2040	18	18
2.111% due 11/01/2035	23	23
2.194% due 11/01/2034	25	27
2.260% due 05/01/2035	40	42
2.342% due 03/01/2035	9	10
2.391% due 11/01/2035	92	98
2.496% due 07/01/2035	37	40
2.500% due 08/01/2035	265	283
3.000% due 05/01/2027	4,600	4,753
3.291% due 08/01/2029	121	127
3.500% due 05/01/2042	3,000	3,073
4.000% due 01/01/2014 - 05/01/2042	47,624	49,965
4.500% due 09/01/2040 - 05/01/2042	26,043	27,737
5.000% due 06/01/2033 - 05/01/2042	16,351	17,671
5.375% due 06/12/2017	1,900	2,289
5.500% due 01/01/2025 - 05/01/2042	16,491	17,978
5.800% due 02/01/2031	34	36
6.000% due 03/01/2017 - 04/01/2042	3,654	4,025
6.265% due 12/25/2042	13	15
FDIC Structured Sale Guaranteed Notes
0.741% due 11/29/2037	1,125	1,120
2.980% due 12/06/2020	638	666
Freddie Mac
0.282% due 12/25/2036	217	216
0.392% due 07/15/2019 - 08/15/2019	292	291
0.592% due 12/15/2030	9	9
0.642% due 06/15/2018	19	19
0.692% due 11/15/2030	8	8
0.952% due 10/15/2037	385	388
1.369% due 02/25/2045	79	76
2.407% due 08/01/2035	202	213
2.474% due 06/01/2035	182	193
2.499% due 07/01/2035	71	76
4.500% due 04/01/2042	9,000	9,546
5.000% due 12/01/2025 - 10/01/2033	124	137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/23/2017 - 07/01/2038	$1,419	$1,561
6.000% due 03/01/2016 - 08/01/2016	25	27
6.500% due 07/25/2043	128	146
Ginnie Mae
0.792% due 12/16/2025	6	6
2.000% due 02/20/2032	28	28
2.375% due 06/20/2027 - 05/20/2030	56	58
8.500% due 10/20/2026	9	11

Total U.S. Government Agencies (Cost $154,011)		154,577

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)(h)	9,858	10,421
0.625% due 07/15/2021 (g)	905	979
1.125% due 01/15/2021	104	117
U.S. Treasury Notes
0.875% due 01/31/2017	11,200	11,132
0.875% due 02/28/2017	8,600	8,539

Total U.S. Treasury Obligations (Cost $31,246)		31,188

MORTGAGE-BACKED SECURITIES 6.7%
American Home Mortgage Investment Trust
2.241% due 02/25/2045	42	35
2.597% due 10/25/2034	174	162
Banc of America Funding Corp.
0.522% due 07/25/2037	291	192
2.667% due 05/25/2035	1,101	1,105
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	95	88
Banc of America Mortgage Securities, Inc.
2.825% due 08/25/2034	672	604
3.015% due 03/25/2033	798	743
Bear Stearns Adjustable Rate Mortgage Trust
2.731% due 08/25/2035	108	69
2.888% due 02/25/2033	3	3
2.920% due 01/25/2034	32	32
5.579% due 04/25/2033	42	41
5.703% due 02/25/2033	2	2
Bear Stearns Alt-A Trust
2.809% due 05/25/2035	152	121
2.826% due 09/25/2035	36	24
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	108
5.471% due 01/12/2045	300	341
Citigroup Mortgage Loan Trust, Inc.
0.312% due 01/25/2037	138	74
2.580% due 10/25/2035	42	37
2.660% due 05/25/2035	65	60
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	400	450
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036	134	86
2.746% due 11/25/2034	110	91
2.776% due 02/20/2035	191	158
Credit Suisse Mortgage Capital Certificates
5.448% due 01/15/2049	182	185
5.663% due 03/15/2039	100	110
CW Capital Cobalt Ltd.
5.334% due 04/15/2047	141	142
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035	200	195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
2.927% due 11/19/2035		$64	$52
Gracechurch Mortgage Financing PLC
0.573% due 11/20/2056		1,281	1,280
Granite Master Issuer PLC
0.342% due 12/20/2054		117	113
0.382% due 12/20/2054		822	789
0.866% due 12/20/2054	GBP	157	240
Granite Mortgages PLC
1.416% due 09/20/2044		67	103
Greenpoint Mortgage Funding Trust
0.322% due 01/25/2047^		$6	6
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	108
5.444% due 03/10/2039		300	331
GS Mortgage Securities Corp.
1.103% due 03/06/2020		216	215
GSR Mortgage Loan Trust
2.441% due 06/25/2034		66	59
2.659% due 09/25/2035		325	316
5.132% due 11/25/2035		521	502
JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051		300	338
JPMorgan Mortgage Trust
5.750% due 01/25/2036		141	132
Mellon Residential Funding Corp.
0.682% due 12/15/2030		302	285
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	324
MLCC Mortgage Investors, Inc.
0.492% due 11/25/2035		24	20
Morgan Stanley Capital
0.302% due 10/15/2020		4	4
5.809% due 12/12/2049		100	115
Opera Finance PLC
1.317% due 04/25/2017	GBP	83	124
Prime Mortgage Trust
0.642% due 02/25/2019		$2	2
0.642% due 02/25/2034		14	13
Structured Adjustable Rate Mortgage Loan Trust
1.582% due 01/25/2035		108	71
2.703% due 08/25/2034		213	197
2.722% due 02/25/2034		150	143
Structured Asset Mortgage Investments, Inc.
0.372% due 03/25/2037		221	129
0.492% due 07/19/2035		88	78
0.522% due 02/25/2036		48	27
Structured Asset Securities Corp.
2.365% due 01/25/2032		3	2
2.772% due 10/25/2035		814	644
UBS Commercial Mortgage Trust
1.142% due 07/15/2024		178	171
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		237	224
0.332% due 09/15/2021		453	436
WaMu Mortgage Pass-Through Certificates
0.512% due 12/25/2045		46	38
0.532% due 10/25/2045		294	236
0.620% due 11/25/2034		151	126
0.889% due 01/25/2047		55	35
1.378% due 05/25/2041		11	10
1.559% due 06/25/2042		40	33
2.724% due 09/25/2046		103	80
Washington Mutual MSC Mortgage Pass-Through Certificates
2.150% due 02/25/2033		4	4

78	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.664% due 06/25/2035		$481	$472
2.717% due 10/25/2035		1,708	1,621
4.619% due 01/25/2034		650	663

Total Mortgage-Backed Securities (Cost $16,126)			16,169

ASSET-BACKED SECURITIES 3.2%
Atrium CDO Corp.
0.987% due 06/27/2015		297	293
Babson CLO Ltd.
0.823% due 11/15/2016		462	454
Bear Stearns Asset-Backed Securities Trust
0.302% due 01/25/2037		45	42
1.242% due 10/25/2037		299	194
Countrywide Asset-Backed Certificates
0.722% due 12/25/2031		18	10
Dryden Leveraged Loan CDO
0.743% due 05/22/2017		475	459
Educational Services of America, Inc.
1.684% due 09/25/2040		600	596
GE-WMC Mortgage Securities LLC
0.282% due 08/25/2036		4	1
Gulf Stream Compass CLO Ltd.
0.821% due 01/24/2020		1,778	1,722
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.752% due 08/07/2021		1,100	1,063
Landmark CDO Ltd.
1.037% due 01/15/2016		30	30
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		6	5
Morgan Stanley ABS Capital
0.292% due 07/25/2036		23	7
Morgan Stanley Investment Management Croton Ltd.
0.827% due 01/15/2018		486	470
Panhandle-Plains Higher Education Authority, Inc.
1.598% due 10/01/2035		330	330
Securitized Asset-Backed Receivables LLC
0.302% due 12/25/2036^		62	14
SLM Student Loan Trust
1.136% due 12/15/2023	EUR	587	733
1.418% due 10/25/2023		800	954
South Carolina Student Loan Corp.
1.238% due 03/02/2020		$300	297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Investment Loan Trust
0.602% due 10/25/2035		$77	$56

Total Asset-Backed Securities (Cost $8,047)			7,730

SOVEREIGN ISSUES 3.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	263
Canada Government Bond
2.000% due 06/01/2016	CAD	1,300	1,329
2.750% due 09/01/2016		200	211
3.250% due 06/01/2021		600	658
3.750% due 06/01/2019		100	113
Canada Housing Trust
3.750% due 03/15/2020		1,400	1,541
Hydro Quebec
2.000% due 06/30/2016		$1,800	1,853
Korea Development Bank
3.250% due 03/09/2016		700	712
Province of Ontario Canada
3.150% due 06/02/2022	CAD	1,000	1,005
4.000% due 06/02/2021		300	324
Province of Quebec Canada
4.250% due 12/01/2021		300	329
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	100	134

Total Sovereign Issues (Cost $8,297)			8,472

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 12/31/2049		65	487

Total Preferred Securities (Cost $687)			487

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.5%

CERTIFICATES OF DEPOSIT 1.2%
Bank of Nova Scotia
0.865% due 10/18/2012		$600	601
Intesa Sanpaolo SpA
2.375% due 12/21/2012		1,200	1,181

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
0.000% due 05/09/2012		$800	$799
0.000% due 05/10/2012		400	399

			2,980

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.050% due 04/02/2012		400	400

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $408. Repurchase proceeds are $400.)

MEXICO TREASURY BILLS 7.9%
4.494% due 04/26/2012 - 06/28/2012 (b)	MXN	243,500	18,908

U.S. TREASURY BILLS 0.1%
0.149% due 09/20/2012 (e)		$260	260

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 13.1%
PIMCO Short-Term Floating NAV Portfolio		3,137,033	31,436

Total Short-Term Instruments (Cost $53,840)			53,984

Total Investments 139.7% (Cost $333,956)			$335,007

Written Options (j) (0.0%) (Premiums $434)			(25)

Other Assets and Liabilities (Net) (39.7%)			(95,126)

Net Assets 100.0%			$239,856

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $260 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $4,525 at a weighted average interest rate of 0.119%. On March 31, 2012, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $118 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note June Futures	Long	06/2012	47	$(40)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	68	(110)

				$(150)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	79

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

(h)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $20 and cash of $1 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	2,800	$(7)	$(7)

(i)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.221%	$	200	$(2)	$(3)	$1
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.032%		600	(1)	(1)	0
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.032%		200	(1)	(1)	0
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.924%		600	2	(6)	8
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.000%		200	0	(1)	1
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.032%		700	(1)	(1)	0
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.924%		100	0	(1)	1
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.924%		500	1	(5)	6
China Government International Bond	CBK	1.000%	06/20/2016	0.911%		200	1	2	(1)
China Government International Bond	JPM	1.000%	06/20/2016	0.911%		400	2	4	(2)
China Government International Bond	UAG	1.000%	06/20/2016	0.911%		200	1	2	(1)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.966%		400	0	0	0
Export-Import Bank of China	DUB	1.000%	12/20/2016	1.500%		300	(6)	(24)	18
France Government Bond	CBK	0.250%	12/20/2015	1.378%		100	(4)	(3)	(1)
France Government Bond	CBK	0.250%	09/20/2016	1.526%		300	(16)	(17)	1
France Government Bond	DUB	0.250%	09/20/2016	1.526%		900	(49)	(57)	8
France Government Bond	HUS	0.250%	09/20/2016	1.526%		700	(38)	(27)	(11)
France Government Bond	MYC	0.250%	09/20/2016	1.526%		1,200	(65)	(42)	(23)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.584%		100	0	(2)	2
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.584%		100	0	(2)	2
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.584%		200	1	(4)	5
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.491%		100	1	0	1
General Electric Capital Corp.	BPS	1.300%	03/20/2013	0.491%		100	1	0	1
General Electric Capital Corp.	BRC	4.400%	12/20/2013	0.779%		100	6	0	6
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.779%		200	14	0	14
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.779%		300	17	0	17
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.779%		300	18	0	18
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.779%		200	13	0	13
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.779%		300	18	0	18
Japan Government International Bond	BOA	1.000%	12/20/2015	0.737%		500	4	8	(4)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.781%		900	8	13	(5)
Japan Government International Bond	BRC	1.000%	06/20/2015	0.629%		400	5	6	(1)
Japan Government International Bond	BRC	1.000%	03/20/2016	0.781%		1,200	11	16	(5)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.781%		1,200	11	10	1
Japan Government International Bond	MYC	1.000%	12/20/2015	0.737%		400	4	7	(3)
Japan Government International Bond	UAG	1.000%	12/20/2015	0.737%		500	5	8	(3)
MetLife, Inc.	CBK	1.000%	12/20/2014	1.565%		100	(2)	(2)	0
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.954%		500	1	(3)	4
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%		200	0	(2)	2
Republic of Germany	CBK	0.250%	09/20/2016	0.602%		1,800	(28)	(39)	11
Republic of Germany	MYC	0.250%	09/20/2016	0.602%		2,200	(33)	(63)	30
Republic of Korea	JPM	1.000%	12/20/2012	0.320%		400	2	(3)	5
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.244%	EUR	900	1	(17)	18
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.269%	$	300	7	2	5
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.430%		500	12	7	5
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.430%		400	9	8	1
United Kingdom Gilt	GST	1.000%	03/20/2015	0.269%		100	3	1	2
United Kingdom Gilt	GST	1.000%	03/20/2016	0.430%		300	7	5	2
United Kingdom Gilt	GST	1.000%	09/20/2016	0.514%		600	13	10	3
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.269%		700	15	3	12
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.514%		2,700	59	26	33
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.466%		700	16	12	4

							$43	$(176)	$219

80	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	1,400	$131	$137	$(6)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		200	18	25	(7)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		700	66	78	(12)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		900	84	113	(29)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		300	31	39	(8)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		300	31	26	5
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,061	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		96	2	0	2

						$369	$418	$(49)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS	BRL	100	$1	$0	$1
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		800	4	0	4
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		600	3	0	3
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		1,600	34	1	33
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		600	13	0	13
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		1,200	25	3	22
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		300	6	0	6
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		2,500	48	4	44
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		300	7	1	6
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	5	1	4
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		1,200	32	1	31
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		1,200	30	4	26
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		3,500	90	3	87
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		1,500	8	4	4
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		500	3	2	1
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		500	4	(1)	5
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		1,100	9	(2)	11
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		200	2	0	2
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		7,000	71	(4)	75
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		300	3	0	3
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		1,700	32	1	31
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		1,300	31	0	31
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		200	6	0	6
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		400	13	0	13
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		200	7	1	6
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		100	4	1	3
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BPS		1,800	61	0	61

							$552	$20	$532

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	81

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

(j)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	2,200	$19	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		200	1	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		400	2	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		2,800	8	(5)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,700	75	(1)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,700	34	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,000	22	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		3,800	39	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	11	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	12	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,800	27	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,300	35	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		3,800	94	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		600	4	(4)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		600	2	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		800	8	(9)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,200	30	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		500	2	(3)

								$434	$(25)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	297	$53,100	EUR	3,900	$723
Sales	30	55,000		0	139
Closing Buys	(323)	(66,700)		0	(401)
Expirations	0	0		0	0
Exercised	(4)	0		(3,900)	(27)

Balance at 03/31/2012	0	$41,400	EUR	0	$434

(k)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	467	04/2012	CBK	$15	$0	$15
Sell	BRL	1,397	04/2012	JPM	38	0	38
Buy		1,397	04/2012	MSC	0	(45)	(45)
Sell		1,397	06/2012	MSC	44	0	44
Sell	CAD	2,443	06/2012	CBK	9	0	9
Sell		1,041	06/2012	FBF	6	0	6
Sell		1,036	06/2012	JPM	11	0	11
Sell		1,012	06/2012	UAG	6	0	6
Sell	CNY	1,679	06/2012	BRC	0	(2)	(2)
Buy		2,706	06/2012	CBK	3	0	3
Sell		3,145	06/2012	CBK	2	0	2
Buy		638	06/2012	DUB	0	0	0
Sell		2,518	06/2012	FBF	1	0	1
Buy		5,111	06/2012	HUS	9	0	9
Sell		1,888	06/2012	HUS	1	0	1
Buy		8,960	06/2012	JPM	19	0	19
Sell		4,414	06/2012	JPM	2	(1)	1
Buy		1,276	06/2012	MSC	2	0	2
Sell		630	06/2012	MSC	0	0	0
Sell		4,418	06/2012	UAG	3	(2)	1
Sell		1,050	02/2013	BRC	1	0	1
Buy		6,098	02/2013	DUB	1	0	1
Sell		1,259	02/2013	FBF	1	0	1
Sell		3,789	02/2013	UAG	1	0	1
Buy	EUR	200	04/2012	BRC	1	0	1

82	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	1,255	04/2012	BRC	$0	$(65)	$(65)
Buy		3,169	04/2012	CBK	47	0	47
Sell		927	04/2012	CBK	0	(50)	(50)
Buy		242	04/2012	DUB	0	(1)	(1)
Sell		3,060	04/2012	DUB	0	(151)	(151)
Buy		100	04/2012	HUS	0	0	0
Sell		5,258	04/2012	HUS	0	(47)	(47)
Buy		2,089	04/2012	JPM	34	0	34
Sell		2,267	04/2012	UAG	0	(137)	(137)
Sell		3,169	05/2012	CBK	0	(47)	(47)
Sell		2,089	05/2012	JPM	0	(34)	(34)
Buy		400	06/2012	BSN	10	0	10
Buy		100	06/2012	CBK	0	0	0
Buy		1,003	06/2012	DUB	21	0	21
Buy		219	06/2012	JPM	3	0	3
Sell		44	06/2012	JPM	0	0	0
Buy		300	06/2012	MSC	3	0	3
Buy		600	06/2012	UAG	9	0	9
Buy	GBP	100	04/2012	JPM	1	0	1
Buy		485	06/2012	CBK	7	0	7
Buy		100	06/2012	DUB	1	0	1
Buy		103	06/2012	JPM	1	0	1
Sell		1,289	06/2012	UAG	0	(29)	(29)
Sell	IDR	400,000	07/2012	BRC	0	(1)	(1)
Sell		36,687	07/2012	GST	0	0	0
Buy		5,446,767	07/2012	HUS	0	(13)	(13)
Sell		2,555,000	07/2012	HUS	0	(2)	(2)
Sell		2,455,080	07/2012	UAG	0	(5)	(5)
Buy	JPY	5,000	05/2012	BRC	0	(3)	(3)
Buy		5,000	05/2012	DUB	0	(3)	(3)
Sell		10,000	05/2012	UAG	9	0	9
Sell	MXN	135,200	04/2012	BRC	0	(348)	(348)
Sell		28,200	06/2012	BRC	21	0	21
Buy		1,858	06/2012	HUS	0	0	0
Sell		68,900	06/2012	HUS	58	0	58
Buy		176	06/2012	UAG	0	0	0
Sell		11,200	06/2012	UAG	11	0	11
Sell	MYR	1,292	04/2012	CBK	0	(4)	(4)
Buy		1,292	04/2012	JPM	0	(4)	(4)

					$412	$(994)	$(582)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$1,108	$0	$1,108
Corporate Bonds & Notes
Banking & Finance	0	42,322	200	42,522
Industrials	0	14,545	0	14,545
Utilities	0	3,721	0	3,721
Municipal Bonds & Notes
Louisiana	0	404	0	404
New Jersey	0	100	0	100
U.S. Government Agencies	0	153,457	1,120	154,577
U.S. Treasury Obligations	0	31,188	0	31,188
Mortgage-Backed Securities	0	16,169	0	16,169
Asset-Backed Securities	0	7,503	227	7,730
Sovereign Issues	0	8,472	0	8,472
Preferred Securities
Banking & Finance	0	0	487	487
Short-Term Instruments
Certificates of Deposit	0	2,980	0	2,980
Repurchase Agreements	0	400	0	400
Mexico Treasury Bills	0	18,908	0	18,908

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
U.S. Treasury Bills	$0	$260	$0	$260
PIMCO Short-Term Floating NAV Portfolios	31,436	0	0	31,436
	$31,436	$301,537	$2,034	$335,007

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	292	0	292
Foreign Exchange Contracts	0	412	0	412
Interest Rate Contracts	0	532	0	532
	$0	$1,236	$0	$1,236

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(122)	0	(122)
Foreign Exchange Contracts	0	(994)	0	(994)
Interest Rate Contracts	(150)	(32)	0	(182)
	$(150)	$(1,148)	$0	$(1,298)

Totals	$31,286	$301,625	$2,034	$334,945

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	83

Schedule of Investments PIMCO Low Duration Fund III (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$200	$0	$0	$0	$0	$0	$0	$200	$0
U.S. Government Agencies	1,571	0	(445)	0	0	(6)	0	0	1,120	(6)
Asset-Backed Securities	1,220	227	(534)	5	17	8	0	(716)	227	0
Preferred Securities
Banking & Finance	494	0	0	0	0	(7)	0	0	487	(7)
	$3,285	$427	$(979)	$5	$17	$(5)	$0	$(716)	$2,034	$(13)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(86)	$0	$0	$0	$54	$32	$0	$0	$0	$0

Totals	$3,199	$427	$(979)	$5	$71	$27	$0	$(716)	$2,034	$(13)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$412	$0	$412
Unrealized appreciation on OTC swap agreements	0	292	0	0	532	824

	$0	$292	$0	$412	$532	$1,236

Liabilities:
Written options outstanding	$0	$0	$0	$0	$25	$25
Variation margin payable on financial derivative instruments (2)	0	0	0	0	36	36
Unrealized depreciation on foreign currency contracts	0	0	0	994	0	994
Unrealized depreciation on OTC swap agreements	0	122	0	0	0	122

	$0	$122	$0	$994	$61	$1,177

84	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$1,380	$1,380
Net realized gain on written options	0	64	0	0	101	165
Net realized gain on swaps	0	297	0	0	597	894
Net realized gain on foreign currency transactions	0	0	0	1,097	0	1,097

	$0	$361	$0	$1,097	$2,078	$3,536

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(10)	$(10)
Net change in unrealized appreciation (depreciation) on written options	0	(25)	0	0	579	554
Net change in unrealized appreciation (depreciation) on swaps	0	(68)	0	0	76	8
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(914)	0	(914)

	$0	$(93)	$0	$(914)	$645	$(362)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(150) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(7) as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BOA	$66	$0	$66
BPS	77	0	77
BRC	(128)	0	(128)
BSN	10	0	10
CBK	(8)	0	(8)
DUB	(169)	0	(169)
FBF	38	0	38
GLM	34	0	34
GST	42	(260)	(218)
HUS	97	0	97
JPM	171	(170)	1
MSC	4	(40)	(36)
MYC	184	(35)	149
RYL	(4)	0	(4)
UAG	(57)	0	(57)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	85

Schedule of Investments PIMCO Moderate Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
4.000% due 03/10/2017	$2,370	$2,368

Total Bank Loan Obligations (Cost $2,351)		2,368

CORPORATE BONDS & NOTES 34.3%

BANKING & FINANCE 26.7%
Achmea Hypotheekbank NV
3.200% due 11/03/2014	12,157	12,714
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,100	2,206
Ally Financial, Inc.
3.710% due 02/11/2014	900	891
4.500% due 02/11/2014	4,500	4,517
6.000% due 05/23/2012	500	503
6.000% due 02/15/2019	12	11
6.000% due 03/15/2019	51	47
6.100% due 09/15/2019	52	48
6.150% due 08/15/2019	85	80
6.150% due 09/15/2019	37	35
6.200% due 04/15/2019	84	77
6.250% due 07/15/2019	30	28
6.350% due 02/15/2016	60	59
6.350% due 07/15/2019	10	9
6.400% due 12/15/2018	15	14
6.500% due 06/15/2018	30	29
6.600% due 05/15/2018	14	13
6.650% due 08/15/2016	10	10
6.700% due 06/15/2018	27	25
6.700% due 06/15/2019	20	20
6.750% due 08/15/2016	20	20
6.750% due 11/15/2016	10	10
6.750% due 07/15/2018	41	40
6.750% due 10/15/2018	10	10
6.750% due 05/15/2019	84	81
6.750% due 06/15/2019	38	36
6.800% due 09/15/2016	62	61
6.800% due 10/15/2018	35	34
6.875% due 07/15/2018	21	20
6.900% due 06/15/2017	25	24
6.900% due 07/15/2018	107	104
6.900% due 08/15/2018	17	17
7.000% due 08/15/2016	22	22
7.000% due 11/15/2016	27	27
7.000% due 12/15/2016	20	20
7.000% due 07/15/2017	59	58
7.000% due 02/15/2018	26	26
7.000% due 05/15/2018	51	50
7.000% due 08/15/2018	11	11
7.000% due 09/15/2018	15	15
7.050% due 03/15/2018	49	47
7.050% due 04/15/2018	11	11
7.200% due 10/15/2017	10	10
7.250% due 09/15/2017	214	212
7.250% due 08/15/2018	53	52
7.300% due 01/15/2018	10	10
7.375% due 11/15/2016	56	56
7.375% due 04/15/2018	21	21
7.500% due 12/15/2017	10	10
8.000% due 11/01/2031	10,000	10,669
American Express Bank FSB
0.542% due 06/12/2017	18,000	17,114
5.500% due 04/16/2013	400	419
American Express Centurion Bank
5.550% due 10/17/2012	3,200	3,283
American Express Co.
7.000% due 03/19/2018	100	123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.250% due 05/20/2014		$700	$788
American International Group, Inc.
0.306% due 04/03/2012	JPY	50,000	604
3.650% due 01/15/2014		$32,200	32,810
5.450% due 05/18/2017		5,100	5,494
5.850% due 01/16/2018		100	109
6.400% due 12/15/2020		600	680
8.175% due 05/15/2068		600	638
8.250% due 08/15/2018		6,650	8,001
ANZ National International Ltd.
6.200% due 07/19/2013		2,600	2,733
Australia & New Zealand Banking Group Ltd.
1.373% due 05/08/2013		4,700	4,712
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,900
Banco Santander Brasil S.A.
2.574% due 03/18/2014		500	491
Banco Santander Chile
1.811% due 04/20/2012		3,600	3,600
Bank of America Corp.
0.833% due 08/15/2016		900	766
5.650% due 05/01/2018		1,835	1,961
7.375% due 05/15/2014		13,700	14,878
Bank of America N.A.
0.754% due 06/15/2016		17,500	15,542
6.000% due 10/15/2036		600	594
Banque PSA Finance S.A.
2.368% due 04/04/2014		3,400	3,284
Barclays Bank PLC
5.200% due 07/10/2014		517	548
10.179% due 06/12/2021		11,920	14,138
14.000% due 11/29/2049	GBP	500	984
Bear Stearns Cos. LLC
5.700% due 11/15/2014		$600	663
6.400% due 10/02/2017		750	874
7.250% due 02/01/2018		12,630	15,244
BNP Paribas S.A.
0.983% due 04/08/2013		7,900	7,837
5.000% due 01/15/2021		23,400	23,650
BPCE S.A.
2.375% due 10/04/2013		600	590
CitiFinancial, Inc.
6.625% due 06/01/2015		200	212
Citigroup, Inc.
0.745% due 06/09/2016		26,300	23,105
2.027% due 01/13/2014		3,700	3,680
5.500% due 04/11/2013		14,853	15,417
5.625% due 08/27/2012		1,800	1,830
6.000% due 12/13/2013		200	212
6.010% due 01/15/2015		500	544
6.125% due 11/21/2017		45	50
6.500% due 08/19/2013		886	938
8.500% due 05/22/2019		8,950	11,047
Countrywide Financial Corp.
6.250% due 05/15/2016		900	939
Credit Suisse
5.000% due 05/15/2013		300	312
Dexia Credit Local
0.880% due 03/05/2013		14,600	13,994
Dexia Credit Local S.A.
1.033% due 04/29/2014		6,800	6,343
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		50	55
Export-Import Bank of Korea
4.125% due 09/09/2015		100	105
5.875% due 01/14/2015		5,300	5,799
8.125% due 01/21/2014		500	553

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FCE Bank PLC
7.250% due 07/15/2013	EUR	1,150	$1,614
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$500	540
7.000% due 10/01/2013		3,800	4,061
7.500% due 08/01/2012		300	305
7.800% due 06/01/2012		500	504
8.000% due 12/15/2016		1,000	1,162
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	1,000	1,335
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	800	1,228
Goldman Sachs Group, Inc.
0.924% due 03/22/2016		$100	91
0.961% due 07/22/2015		10,349	9,684
1.080% due 01/12/2015		200	190
1.408% due 02/04/2013	EUR	100	133
3.700% due 08/01/2015		$500	509
5.000% due 10/01/2014		14,215	15,034
5.125% due 01/15/2015		385	410
5.250% due 07/27/2021		3,100	3,073
5.750% due 10/01/2016		452	490
6.125% due 02/14/2017	GBP	100	170
6.250% due 09/01/2017		$400	439
6.750% due 10/01/2037		7,209	7,047
7.500% due 02/15/2019		943	1,079
HCP, Inc.
5.625% due 02/28/2013		2,400	2,482
5.650% due 12/15/2013		5,000	5,307
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,096
Industrial Bank of Korea
3.750% due 09/29/2016		500	512
ING Bank NV
1.875% due 06/09/2014		2,100	2,079
Inter-American Development Bank
4.500% due 09/15/2014		27	30
Intesa Sanpaolo SpA
2.892% due 02/24/2014		3,300	3,221
JPMorgan Chase & Co.
1.224% due 05/02/2014		21,000	21,049
3.150% due 07/05/2016		8,100	8,357
4.750% due 05/01/2013		73	76
6.000% due 01/15/2018		70	81
6.300% due 04/23/2019		91	105
JPMorgan Chase Bank N.A.
0.804% due 06/13/2016		6,600	6,138
JPMorgan Chase Capital
1.420% due 09/30/2034		110	84
Korea Exchange Bank
4.875% due 01/14/2016		700	737
Lloyds TSB Bank PLC
4.875% due 01/21/2016		1,900	1,971
5.800% due 01/13/2020		16,200	16,659
12.000% due 12/29/2049		7,600	7,959
Macquarie Bank Ltd.
3.300% due 07/17/2014		500	528
Merrill Lynch & Co., Inc.
0.000% due 05/02/2017		95	96
0.000% due 05/18/2017		95	97
0.710% due 06/05/2012		6,200	6,199
1.234% due 09/15/2026		1,400	1,005
5.000% due 01/15/2015		600	626
5.450% due 02/05/2013		300	309
6.875% due 04/25/2018		2,050	2,281
6.875% due 11/15/2018		42	47

86	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MetLife Institutional Funding
1.368% due 04/04/2014		$6,600	$6,627
Morgan Stanley
1.533% due 04/29/2013		9,900	9,817
3.006% due 05/14/2013		1,800	1,814
3.450% due 11/02/2015		31,000	30,304
6.000% due 05/13/2014		400	419
6.250% due 08/28/2017		900	949
6.625% due 04/01/2018		500	527
7.300% due 05/13/2019		600	646
National Australia Bank Ltd.
1.301% due 04/11/2014		12,500	12,462
Nationsbank Cap Trust
1.122% due 01/15/2027		110	74
NIBC Bank NV
2.800% due 12/02/2014		50,000	51,941
Pricoa Global Funding
5.400% due 10/18/2012		10,890	11,167
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	1,985
Regions Financial Corp.
7.750% due 11/10/2014		9,600	10,572
Royal Bank of Scotland Group PLC
4.875% due 03/16/2015		300	312
5.000% due 11/12/2013		100	100
7.640% due 03/29/2049		9,400	6,486
SLM Corp.
1.206% due 06/17/2013	EUR	1,150	1,488
5.000% due 04/15/2015		$10,000	10,184
5.050% due 11/14/2014		1,200	1,230
6.250% due 01/25/2016		7,800	8,117
8.450% due 06/15/2018		10,000	11,200
SMFG Preferred Capital Ltd.
10.231% due 07/29/2049	GBP	950	1,762
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	3,061
SSIF Nevada LP
1.267% due 04/14/2014		20,100	19,959
TECO Finance, Inc.
6.750% due 05/01/2015		125	139
UBS AG
1.553% due 01/28/2014		1,000	997
5.875% due 12/20/2017		1,650	1,831
Wachovia Corp.
0.937% due 10/15/2016		5,200	4,839
5.500% due 05/01/2013		700	735
Weyerhaeuser Co.
6.950% due 08/01/2017		100	110
7.500% due 03/01/2013		6,000	6,266

			678,656

INDUSTRIALS 3.7%
Abbott Laboratories
5.150% due 11/30/2012		20	21
Alcoa, Inc.
5.550% due 02/01/2017 (g)		400	440
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	84
Amgen, Inc.
6.150% due 06/01/2018		6,200	7,436
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		7,400	8,024
5.375% due 01/15/2020		6,900	8,119
AutoZone, Inc.
6.950% due 06/15/2016		800	943

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	$90	$94
Caterpillar, Inc.
0.663% due 05/21/2013	300	301
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	250	289
Comcast Corp.
4.950% due 06/15/2016	260	292
5.300% due 01/15/2014	225	242
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022	27	31
COX Communications, Inc.
7.125% due 10/01/2012	17	18
Daimler Finance North America LLC
1.674% due 09/13/2013	1,600	1,607
Dow Chemical Co.
6.000% due 10/01/2012	6,914	7,088
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	130	139
General Electric Co.
5.000% due 02/01/2013	155	161
5.250% due 12/06/2017	47	54
General Mills, Inc.
5.650% due 09/10/2012	1,894	1,936
HCA, Inc.
6.500% due 02/15/2020	100	105
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015	100	106
JetBlue Airways Pass-Through Trust
0.849% due 06/15/2015	119	115
Kraft Foods, Inc.
6.250% due 06/01/2012	4,383	4,421
Kroger Co.
6.750% due 04/15/2012	10	10
Limited Brands, Inc.
6.900% due 07/15/2017	1,600	1,788
Lyondell Chemical Co.
8.000% due 11/01/2017	1,222	1,378
Marks & Spencer PLC
6.250% due 12/01/2017	1,600	1,763
Nokia OYJ
5.375% due 05/15/2019	750	742
Petrobras International Finance Co.
7.875% due 03/15/2019	400	495
Philip Morris International, Inc.
4.500% due 03/26/2020	250	281
4.875% due 05/16/2013	5,100	5,350
5.650% due 05/16/2018	11,200	13,363
Reynolds American, Inc.
6.750% due 06/15/2017	600	715
7.250% due 06/01/2012	4,420	4,461
RR Donnelley & Sons Co.
5.500% due 05/15/2015	3	3
6.125% due 01/15/2017	981	942
Statoil ASA
3.125% due 08/17/2017	800	859
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,958
Time Warner Cable, Inc.
5.400% due 07/02/2012	7,000	7,080
Time Warner, Inc.
5.875% due 11/15/2016	1,600	1,876
6.875% due 05/01/2012	12	12
TransCanada PipeLines Ltd.
7.125% due 01/15/2019	250	317
UAL Pass-Through Trust
10.400% due 05/01/2018	90	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Volkswagen International Finance NV
1.078% due 04/01/2014	$300	$299
Volvo Treasury AB
5.950% due 04/01/2015	500	536
Wyeth LLC
5.500% due 02/01/2014	35	38

		93,434

UTILITIES 3.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012	5,000	5,029
American Electric Power Co., Inc.
5.250% due 06/01/2015	400	437
AT&T, Inc.
5.100% due 09/15/2014	410	452
5.500% due 02/01/2018	352	415
5.800% due 02/15/2019	750	891
6.700% due 11/15/2013	600	657
BellSouth Corp.
4.463% due 04/26/2021	25,600	25,658
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,834
Dominion Resources, Inc.
5.150% due 07/15/2015	117	132
5.600% due 11/15/2016	250	292
5.700% due 09/17/2012	1,520	1,555
DTE Energy Co.
1.180% due 06/03/2013	1,400	1,406
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	7,900	9,990
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	10,200	11,067
Nevada Power Co.
7.125% due 03/15/2019	1,130	1,420
NGPL PipeCo LLC
6.514% due 12/15/2012	13,225	12,764
Pacific Gas & Electric Co.
4.800% due 03/01/2014	226	243
Progress Energy, Inc.
6.850% due 04/15/2012	179	179
PSEG Power LLC
5.320% due 09/15/2016	346	386
Qwest Corp.
6.500% due 06/01/2017	300	340
Southern California Edison Co.
5.000% due 01/15/2014	50	54
Southwestern Electric Power Co.
6.450% due 01/15/2019	135	160
Verizon Communications, Inc.
5.550% due 02/15/2016	312	359
6.100% due 04/15/2018	16,000	19,283
6.350% due 04/01/2019	17	21
8.750% due 11/01/2018	750	1,019
Vodafone Group PLC
5.625% due 02/27/2017	25	29

		100,072

Total Corporate Bonds & Notes (Cost $841,634)		872,162

MUNICIPAL BONDS & NOTES 1.0%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	100	130

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	87

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$100	$127
7.550% due 04/01/2039	700	909
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	105
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	117
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	500	595
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	203
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2010
2.605% due 03/15/2014	1,100	1,144
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	200	257

		3,587

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,316
Cook County, Illinois Township High School District No. 21 J Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2015	3,000	2,656
0.000% due 12/01/2017	2,500	2,024
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
1.101% due 01/01/2019	250	256

		6,252

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013	9,300	9,310
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	100	137

		9,447

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	1,000	1,203
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.562% due 12/15/2013	345	375
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	691
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	118

		2,387

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp.
1.010% due 01/25/2021	144	143

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	$2,000	$2,555

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2005
5.250% due 06/01/2019	235	237

Total Municipal Bonds & Notes (Cost $23,393)		24,608

U.S. GOVERNMENT AGENCIES 27.2%
Fannie Mae
0.302% due 07/25/2037	1,303	1,255
0.375% due 03/16/2015	700	695
0.552% due 04/25/2037	1,324	1,321
0.642% due 11/25/2032	2	2
0.672% due 11/25/2040	3,085	3,084
0.722% due 11/25/2040	2,725	2,726
0.792% due 06/25/2041	20,919	20,966
0.922% due 02/25/2041	951	951
1.250% due 01/30/2017	7,800	7,824
1.382% due 10/01/2044	76	78
1.800% due 04/01/2027	6	6
2.590% due 06/01/2035	4,993	5,327
2.610% due 02/01/2035	49	53
2.745% due 10/01/2037	47	50
3.000% due 03/01/2027 - 05/01/2027	6,344	6,555
3.500% due 05/01/2042	6,000	6,146
4.000% due 04/01/2023 - 04/01/2042	67,369	70,753
4.500% due 08/01/2018 - 05/01/2042	132,325	140,850
4.757% due 01/01/2027	42	43
5.000% due 02/13/2017 - 05/01/2042	87,857	94,837
5.004% due 03/01/2034	80	86
5.282% due 11/01/2035	74	80
5.375% due 06/12/2017	500	602
5.500% due 09/01/2024 - 05/01/2042	55,623	60,712
5.646% due 05/01/2037	101	109
5.710% due 06/01/2036	69	75
5.812% due 05/01/2037	113	122
5.813% due 02/01/2037	84	91
6.000% due 09/25/2016 - 04/01/2042	7,873	8,699
6.209% due 09/01/2036	89	95
6.265% due 12/25/2042	271	309
6.500% due 01/01/2013 - 06/25/2044	17,365	20,908
7.000% due 06/01/2016 - 05/01/2032	112	127
7.500% due 03/01/2015 - 07/25/2041	104	112
8.000% due 06/01/2015 - 08/01/2031	26	29
8.400% due 08/25/2019	1	1
12.000% due 05/01/2016	0	1
Freddie Mac
0.392% due 07/15/2019 - 08/15/2019	3,825	3,817
0.472% due 02/15/2019	125	125
0.625% due 12/29/2014	5,100	5,112
0.742% due 10/15/2040	3,386	3,387

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.842% due 12/15/2037	$2,703	$2,715
1.000% due 03/08/2017	11,600	11,447
2.375% due 01/13/2022	1,600	1,573
3.115% due 05/01/2035	84	89
4.500% due 05/01/2030 - 04/01/2042	119,384	126,662
4.875% due 06/13/2018	200	239
5.000% due 10/01/2033 - 07/01/2041	804	874
5.500% due 06/01/2017 - 07/01/2038	3,989	4,378
5.930% due 05/01/2037	140	152
6.000% due 09/01/2013 - 11/01/2037	957	1,062
6.500% due 12/01/2021 - 07/25/2043	358	401
7.000% due 04/01/2032 - 01/01/2033	78	90
7.500% due 05/01/2015	0	1
8.400% due 08/15/2021	1	2
8.500% due 04/15/2025	158	185
Ginnie Mae
0.692% due 10/16/2030	16	16
0.842% due 02/16/2030	366	369
0.892% due 02/16/2030	233	236
1.625% due 11/20/2025 - 07/20/2034	70	73
2.125% due 11/20/2034	6	6
2.375% due 03/20/2028 - 06/20/2032	183	189
2.500% due 11/20/2017	13	14
3.000% due 03/20/2020	4	5
3.500% due 12/20/2017	10	10
5.500% due 01/15/2017 - 11/20/2032	16,655	19,307
6.000% due 07/20/2015	0	1
6.500% due 01/20/2034 - 08/20/2034	47	54
7.000% due 07/15/2031 - 12/15/2032	46	54
7.500% due 04/20/2027 - 01/15/2031	278	280
8.000% due 04/15/2017 - 11/15/2022	403	453
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	9	11
Small Business Administration
4.340% due 03/01/2024	39	42
4.504% due 02/10/2014	12	12
4.727% due 02/10/2019	30,118	32,180
4.750% due 07/01/2025	10,346	11,368
5.130% due 09/01/2023	10	11
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (c)	1,000	1,059
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,122
5.290% due 08/01/2017	5,000	5,312

Total U.S. Government Agencies (Cost $679,549)		691,176

U.S. TREASURY OBLIGATIONS 26.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	6,710	6,870
0.625% due 07/15/2021 (h)(i)	86,388	93,474
1.125% due 01/15/2021	933	1,050
1.250% due 07/15/2020	3,430	3,917

88	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028	$433	$517
2.000% due 01/15/2026	46,252	56,709
2.375% due 01/15/2025	13,829	17,596
2.500% due 01/15/2029	1,478	1,952
U.S. Treasury Notes
0.250% due 03/31/2014 (a)	131,200	130,985
0.875% due 12/31/2016	17,600	17,508
0.875% due 01/31/2017	83,200	82,693
0.875% due 02/28/2017 (g)	58,400	57,985
1.250% due 02/15/2014 (f)	73,400	74,650
1.375% due 11/30/2018	6,300	6,239
1.500% due 08/31/2018	62,000	62,145
2.625% due 08/15/2020 (h)	32,500	34,255
2.625% due 11/15/2020	13,200	13,876
3.375% due 11/15/2019	2,900	3,237
3.500% due 05/15/2020	8,100	9,109

Total U.S. Treasury Obligations (Cost $669,752)		674,767

MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust
5.313% due 10/25/2035	265	232
American Home Mortgage Investment Trust
2.240% due 09/25/2045	5,549	4,385
2.241% due 02/25/2045	1,139	931
Banc of America Funding Corp.
2.653% due 02/20/2036	962	880
2.667% due 05/25/2035	1,720	1,726
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	6,619	6,193
Banc of America Mortgage Securities, Inc.
2.926% due 02/25/2034	230	210
5.500% due 07/25/2035	517	511
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	811	789
2.625% due 04/25/2033	54	52
2.715% due 01/25/2035	156	126
2.836% due 07/25/2034	118	102
2.888% due 02/25/2033	56	49
2.926% due 02/25/2034	160	149
3.078% due 03/25/2035	308	305
5.703% due 02/25/2033	50	50
Bear Stearns Alt-A Trust
2.529% due 10/25/2033	47	38
2.809% due 05/25/2035	2,915	2,316
2.826% due 09/25/2035	1,009	672
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	108
5.471% due 01/12/2045	300	341
Chase Mortgage Finance Corp.
6.000% due 03/25/2037	1,573	1,324
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2035	433	434
5.500% due 12/25/2036	9,472	9,148
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	8,312	7,853
2.896% due 03/25/2034	131	119
5.509% due 09/25/2037^	63	40
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	145	159
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	675
Countrywide Alternative Loan Trust
1.159% due 12/25/2035	176	104
Countrywide Home Loan Mortgage Pass-Through Trust
0.532% due 04/25/2035	240	155

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.746% due 11/25/2034		$1,535	$1,276
2.776% due 02/20/2035		2,642	2,189
5.000% due 08/25/2019		214	219
Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 03/25/2032		39	30
Credit Suisse Mortgage Capital Certificates
0.412% due 10/15/2021		920	858
5.311% due 12/15/2039		145	160
5.663% due 03/15/2039		100	110
5.713% due 06/15/2039		119	119
6.199% due 02/15/2041		12,100	13,516
CW Capital Cobalt Ltd.
5.223% due 08/15/2048		145	160
First Horizon Alternative Mortgage Securities
2.583% due 09/25/2035		123	83
First Horizon Asset Securities, Inc.
5.500% due 01/25/2035		718	704
Granite Master Issuer PLC
0.342% due 12/20/2054		1,331	1,277
0.866% due 12/20/2054	GBP	1,331	2,038
Granite Mortgages PLC
1.416% due 09/20/2044		1,298	2,006
1.470% due 01/20/2044		221	342
1.584% due 01/20/2044	EUR	242	314
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	108
5.444% due 03/10/2039		200	221
GS Mortgage Securities Corp.
1.103% due 03/06/2020		2,624	2,606
GSR Mortgage Loan Trust
2.673% due 09/25/2035		522	503
Harborview Mortgage Loan Trust
0.432% due 01/19/2038		9,458	6,149
Indymac ARM Trust
1.717% due 01/25/2032		32	26
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		315	351
5.734% due 02/12/2049		60	68
5.882% due 02/15/2051		395	445
JPMorgan Mortgage Trust
4.762% due 02/25/2034		224	225
5.015% due 02/25/2035		691	697
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		255	265
Mellon Residential Funding Corp.
0.672% due 08/15/2032		473	456
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036		1,149	836
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		235	260
5.485% due 03/12/2051		400	432
5.737% due 06/12/2050		150	163
MLCC Mortgage Investors, Inc.
0.492% due 11/25/2035		237	196
Morgan Stanley Capital
5.610% due 04/15/2049		459	472
5.692% due 04/15/2049		4,400	4,823
5.809% due 12/12/2049		310	357
Morgan Stanley Mortgage Loan Trust
2.336% due 06/25/2036		394	327
Morgan Stanley Re-REMIC Trust
5.787% due 08/15/2045		15,000	16,992
Prime Mortgage Trust
0.642% due 02/25/2019		19	19
0.642% due 02/25/2034		265	240
Residential Funding Mortgage Securities
3.110% due 09/25/2035		560	394

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.423% due 09/25/2035	$2,621	$2,146
Structured Adjustable Rate Mortgage Loan Trust
2.632% due 07/25/2034	454	422
Structured Asset Mortgage Investments, Inc.
0.492% due 07/19/2035	2,653	2,344
1.082% due 10/19/2033	60	47
Structured Asset Securities Corp.
2.545% due 02/25/2032	23	24
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	2,663	2,522
5.509% due 04/15/2047	300	326
WaMu Mortgage Pass-Through Certificates
0.532% due 10/25/2045	758	610
0.562% due 01/25/2045	223	187
1.359% due 11/25/2042	186	162
2.474% due 02/27/2034	5	5
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034	134	138
Wells Fargo Mortgage-Backed Securities Trust
2.608% due 11/25/2034	6,395	6,186
2.631% due 03/25/2036	2,947	2,562
2.639% due 03/25/2035	577	541
2.645% due 06/25/2035	340	334
2.648% due 01/25/2035	4,897	4,638

Total Mortgage-Backed Securities (Cost $123,067)		126,402

ASSET-BACKED SECURITIES 1.8%
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	1,835	1,891
Carrington Mortgage Loan Trust
0.342% due 05/25/2036	52	51
Centex Home Equity
4.670% due 09/25/2034	461	445
Conseco Finance
7.550% due 04/15/2032	12	13
Countrywide Asset-Backed Certificates
1.282% due 02/25/2035	26	25
First Franklin Mortgage Loan Asset-Backed Certificates
0.352% due 11/25/2036	9,233	8,971
First NLC Trust
0.942% due 12/25/2035	45	43
Fremont Home Loan Owner Trust
1.032% due 12/25/2029	125	79
Galaxy CLO Ltd.
0.800% due 04/25/2019	9,863	9,391
Hillmark Funding
0.743% due 05/21/2021	6,800	6,335
HSBC Home Equity Loan Trust
0.502% due 01/20/2035	16	15
0.532% due 01/20/2034	1,884	1,730
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	87	70
Nelnet Student Loan Trust
1.260% due 07/25/2018	205	206
Panhandle-Plains Higher Education Authority, Inc.
1.598% due 10/01/2035	4,213	4,209
SLM Student Loan Trust
0.640% due 04/26/2021	185	185
0.860% due 01/25/2015	35	35
3.500% due 08/17/2043	11,124	10,938
Structured Asset Securities Corp.
0.472% due 07/25/2035	80	79
1.742% due 04/25/2035	2,441	2,058

Total Asset-Backed Securities (Cost $46,054)		46,769

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	89

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.5%
Canada Government Bond
2.750% due 09/01/2016	CAD	1,200	$1,265
3.250% due 06/01/2021		800	877
Canada Housing Trust
3.750% due 03/15/2020		23,200	25,532
3.800% due 06/15/2021		500	553
Hydro Quebec
0.796% due 09/29/2049		$5,000	3,955
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,408
Korea Development Bank
3.250% due 03/09/2016		8,000	8,135
8.000% due 01/23/2014		2,500	2,762
Korea Housing Finance Corp.
4.125% due 12/15/2015		5,000	5,286
Panama Government International Bond
7.250% due 03/15/2015		700	812
Province of British Columbia Canada
3.250% due 12/18/2021	CAD	100	103
4.300% due 06/18/2042		200	229
Province of Ontario Canada
3.150% due 06/02/2022		400	402
4.000% due 06/02/2021		2,800	3,029
4.200% due 03/08/2018		100	110
4.200% due 06/02/2020		200	220
4.300% due 03/08/2017		600	663
4.400% due 06/02/2019		1,100	1,228
5.500% due 06/02/2018		300	353
Province of Quebec Canada
4.250% due 12/01/2021		20,200	22,173
4.500% due 12/01/2016		100	111
4.500% due 12/01/2017		900	1,007
4.500% due 12/01/2018		400	448
4.875% due 05/05/2014		$220	239
5.125% due 11/14/2016		25	29
Republic of Korea
4.250% due 06/01/2013		135	139
4.875% due 09/22/2014		900	965
7.125% due 04/16/2019		2,200	2,732
Russia Government International Bond
7.500% due 03/31/2030		8,267	9,930
Societe Financement de l’Economie Francaise
0.767% due 07/16/2012		1,000	1,002
2.125% due 05/20/2012	EUR	2,000	2,673
South Africa Government International Bond
7.375% due 04/25/2012		$50	50
Turkey Government International Bond
7.000% due 09/26/2016		7,300	8,249
7.500% due 07/14/2017		4,200	4,862

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$300	$311

Total Sovereign Issues (Cost $112,210)		113,842

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% due 12/31/2049	16,800	18,761

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	4,000	1

Total Convertible Preferred Securities (Cost $12,938)		18,762

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
Citigroup, Inc.
6.150% due 12/15/2012	148,000	821
DG Funding Trust
2.829% due 12/31/2049	912	6,828
Farm Credit Bank
10.000% due 12/31/2049	4,000	4,746

Total Preferred Securities (Cost $14,553)		12,395

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.6%

CERTIFICATES OF DEPOSIT 1.4%
Banco do Brasil S.A.
0.000% due 05/15/2012	$11,100	11,083
Bank of Nova Scotia
0.865% due 10/18/2012	700	701
Itau Unibanco Holding
S.A. 0.000% due 05/09/2012	22,600	22,562

		34,346

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.050% due 04/02/2012	3,500	3,500
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $3,574. Repurchase proceeds are $3,500.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 04/02/2012		$1,335	$1,335
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $1,363. Repurchase proceeds are $1,335.)

			4,835

MEXICO TREASURY BILLS 3.5%
4.465% due 05/10/2012 - 06/14/2012 (b)	MXN	1,156,700	89,951

U.S. TREASURY BILLS 0.0%
0.184% due 09/13/2012 - 03/07/2013 (b)(f)		$910	909

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 7.5%
PIMCO Short-Term Floating NAV Portfolio		19,030,467	190,704
PIMCO Short-Term Floating NAV Portfolio III		20,337	203

			190,907

Total Short-Term Instruments (Cost $321,477)			320,948

Total Investments 114.3% (Cost $2,846,978)			$2,904,199

Written Options (k) (0.1%) (Premiums $4,711)			(1,296)

Other Assets and Liabilities (Net) (14.2%)			(361,091)

Net Assets 100.0%			$2,541,812

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $1,315 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $20,520 at a weighted average interest rate of 0.025%. On March 31, 2012, securities valued at $12,851 were pledged as collateral for reverse repurchase agreements.

90	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(h)	Securities with an aggregate market value of $2,414 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	2,025	$(3,738)

(i)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $282 and cash of $7 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	48,300	$(115)	$(113)

(j)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	JPM	1.000%	09/20/2012	1.426%	$	500	$(1)	$(12)	$11
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.924%		25,000	74	(310)	384
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.000%		20,000	7	(77)	84
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.924%		1,000	3	(16)	19
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.876%		3,400	15	(39)	54
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.924%		1,200	3	(12)	15
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.924%		200	0	(2)	2
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.924%		500	1	(5)	6
China Government International Bond	RYL	1.000%	03/20/2015	0.657%		10,000	104	137	(33)
China Government International Bond	UAG	1.000%	03/20/2015	0.657%		25,000	261	355	(94)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.003%		4,000	1	(30)	31
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.799%		30,000	174	(1,100)	1,274
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.966%		3,900	6	2	4
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.003%		3,000	1	(24)	25
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.799%		10,000	58	(367)	425
France Government Bond	CBK	0.250%	12/20/2015	1.378%		800	(33)	(21)	(12)
France Government Bond	CBK	0.250%	09/20/2016	1.526%		3,100	(168)	(178)	10
France Government Bond	HUS	0.250%	09/20/2016	1.526%		7,700	(418)	(295)	(123)
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.491%		12,100	147	0	147
General Electric Capital Corp.	BRC	1.270%	06/20/2013	0.557%		15,000	138	0	138
General Electric Capital Corp.	RYL	1.270%	06/20/2013	0.557%		10,000	92	0	92
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.138%		2,600	(226)	(180)	(46)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.346%		3,300	(45)	(55)	10
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.138%		1,500	(131)	(102)	(29)
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.286%		1,200	(13)	(27)	14
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.346%		1,300	(17)	(22)	5
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.286%		1,200	(13)	(27)	14
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.138%		1,300	(113)	(89)	(24)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.781%		400	4	6	(2)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.781%		700	6	6	0
Merrill Lynch & Co., Inc.	UAG	1.000%	09/20/2012	1.534%		4,300	(10)	(115)	105
MetLife, Inc.	CBK	1.000%	12/20/2014	1.565%		200	(3)	(3)	0
MetLife, Inc.	FBF	1.000%	12/20/2014	1.565%		200	(3)	(3)	0
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.994%		5,000	3	(38)	41
Qatar Government International Bond	MYC	1.000%	03/20/2016	0.994%		3,000	2	(24)	26
Republic of Italy	GST	1.000%	03/20/2016	3.726%		4,500	(434)	(149)	(285)
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.254%		6,728	39	23	16
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.207%	EUR	4,900	12	(69)	81
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.430%	$	2,000	45	26	19
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.430%		900	20	17	3
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.269%		1,800	40	9	31
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.466%		200	5	4	1
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.389%		50,000	1,146	750	396
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.466%		2,200	51	39	12

							$830	$(2,017)	$2,847

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	91

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	3,800	$357	$275	$82
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		600	56	79	(23)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		45,800	4,301	5,885	(1,584)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		600	57	68	(11)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		1,200	112	134	(22)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,100	113	144	(31)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		3,700	378	483	(105)
CDX.HY-8 5-Year Index 35-100%	CBK	0.355%	06/20/2012		5,857	0	0	0
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012		4,723	0	0	0
CDX.HY-8 5-Year Index 35-100%	CBK	0.401%	06/20/2012		1,323	0	0	0
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012		12,635	72	0	72
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	44	0	44
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		579	12	0	12
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		1,640	11	0	11
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		2,025	11	0	11

						$5,528	$7,068	$(1,540)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS	BRL	500	$2	$0	$2
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		6,600	29	(3)	32
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		13,100	277	3	274
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		3,700	78	3	75
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		19,700	404	0	404
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		1,800	43	5	38
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,600	65	11	54
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		11,000	270	32	238
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		8,900	230	34	196
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		1,900	10	5	5
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		2,700	18	11	7
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		1,200	9	(3)	12
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		4,400	34	(9)	43
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		5,000	48	(6)	54
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		2,100	21	1	20
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		2,900	54	0	54
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		1,800	55	0	55
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		4,000	128	(1)	129
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		2,000	67	6	61
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		900	33	5	28
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		114,000	4,508	947	3,561

							$6,383	$1,041	$5,342

92	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(k)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	23,000	$194	$(2)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,800	19	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		4,500	20	(8)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		31,100	86	(55)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		93,400	808	(9)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		35,600	341	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,400	66	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		22,200	245	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		31,100	323	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,000	131	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		25,700	270	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		25,000	245	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		43,400	347	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		65,000	721	(441)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		5,900	22	(22)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		8,600	81	(92)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		119,700	721	(568)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		14,600	71	(99)

								$4,711	$(1,296)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	630	$719,600	$5,395
Sales	1,102	569,900	2,904
Closing Buys	(1,237)	(716,800)	(3,368)
Expirations	0	(1,700)	(7)
Exercised	(495)	0	(213)

Balance at 03/31/2012	0	$571,000	$4,711

(l)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,081	04/2012	CBK	$129	$0	$129
Sell	BRL	15,573	04/2012	JPM	425	0	425
Buy		15,573	04/2012	MSC	0	(497)	(497)
Sell		15,573	06/2012	MSC	491	0	491
Sell	CAD	26,008	06/2012	CBK	94	0	94
Sell		11,087	06/2012	FBF	65	0	65
Sell		11,024	06/2012	JPM	113	0	113
Sell		10,772	06/2012	UAG	61	0	61
Buy	CNY	3,195	06/2012	BRC	6	0	6
Sell		14,956	06/2012	BRC	3	(13)	(10)
Buy		31,670	06/2012	CBK	42	(1)	41
Buy		8,294	06/2012	DUB	0	0	0
Sell		3,777	06/2012	DUB	2	0	2
Sell		30,248	06/2012	FBF	16	(5)	11
Buy		43,432	06/2012	HUS	77	0	77
Sell		23,315	06/2012	HUS	9	(1)	8
Buy		44,609	06/2012	JPM	68	(5)	63
Sell		34,139	06/2012	JPM	14	(19)	(5)
Buy		8,923	06/2012	MSC	13	0	13
Sell		42,770	06/2012	MSC	28	0	28
Buy		54,434	06/2012	RYL	119	0	119
Sell		45,351	06/2012	UAG	25	(6)	19
Sell		11,999	02/2013	BRC	6	0	6
Buy		41,312	02/2013	CBK	19	(3)	16
Sell		16,367	02/2013	FBF	14	0	14
Buy		3,786	02/2013	GST	0	(2)	(2)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	93

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	30,000	02/2013	HUS	$13	$0	$13
Sell		46,732	02/2013	UAG	17	0	17
Buy	EUR	1,900	04/2012	BRC	12	0	12
Sell		11,305	04/2012	BRC	0	(587)	(587)
Buy		23,845	04/2012	CBK	243	0	243
Sell		8,351	04/2012	CBK	0	(452)	(452)
Sell		27,971	04/2012	DUB	0	(1,361)	(1,361)
Buy		1,300	04/2012	HUS	4	0	4
Sell		23,845	04/2012	HUS	0	(211)	(211)
Sell		20,434	04/2012	UAG	0	(1,233)	(1,233)
Sell		23,845	05/2012	CBK	0	(242)	(242)
Buy		7,596	06/2012	BSN	181	0	181
Buy		1,330	06/2012	CBK	2	0	2
Buy		12,050	06/2012	DUB	222	0	222
Buy		8,223	06/2012	JPM	87	0	87
Buy		8,503	06/2012	MSC	86	0	86
Buy		1,010	06/2012	UAG	15	0	15
Buy	GBP	60	04/2012	BSN	2	0	2
Buy		3,400	04/2012	CBK	52	0	52
Buy		15,861	04/2012	DUB	246	0	246
Sell		3,400	04/2012	DUB	0	(27)	(27)
Sell		15,921	04/2012	GST	0	(515)	(515)
Buy		1,500	04/2012	JPM	14	0	14
Buy		4,900	05/2012	DUB	38	0	38
Sell		15,861	05/2012	DUB	0	(246)	(246)
Buy		1,625	05/2012	JPM	18	0	18
Sell	IDR	2,893,000	07/2012	BRC	0	(3)	(3)
Sell		494,068	07/2012	GST	0	0	0
Buy		30,097,300	07/2012	HUS	0	(72)	(72)
Sell		29,186,000	07/2012	HUS	0	(30)	(30)
Buy		2,475,768	07/2012	JPM	5	0	5
Sell	INR	81,472	07/2012	DUB	31	0	31
Sell		281,168	07/2012	JPM	100	0	100
Buy		362,640	07/2012	UAG	0	(855)	(855)
Sell	JPY	46,642	04/2012	BRC	5	0	5
Buy		5,000	04/2012	CBK	0	(2)	(2)
Sell		2,494	04/2012	CBK	2	0	2
Buy		5,000	04/2012	DUB	0	(2)	(2)
Sell		2,494	04/2012	DUB	2	0	2
Sell		1,316	04/2012	FBF	1	0	1
Sell		1,247	04/2012	JPM	1	0	1
Sell		579	04/2012	UAG	0	0	0
Buy		490,000	05/2012	BRC	0	(317)	(317)
Buy		490,000	05/2012	DUB	0	(318)	(318)
Sell		3,159,242	05/2012	DUB	2,155	0	2,155
Buy		3,160,000	05/2012	JPM	0	(1,532)	(1,532)
Buy		600,000	05/2012	UAG	0	(398)	(398)
Sell		1,580,000	05/2012	UAG	1,461	0	1,461
Sell	MXN	1,008,000	05/2012	BRC	697	0	697
Buy		9,686	06/2012	HUS	2	0	2
Sell		135,800	06/2012	HUS	0	(175)	(175)
Buy		367	06/2012	JPM	0	0	0
Sell		1,101	06/2012	MSC	0	0	0
Buy		2,600	06/2012	UAG	0	0	0
Sell		12,900	06/2012	UAG	0	(11)	(11)
Sell	MYR	12,842	04/2012	CBK	0	(40)	(40)
Buy		12,842	04/2012	UAG	0	(40)	(40)

					$7,553	$(9,221)	$(1,668)

94	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$2,368	$0	$2,368
Corporate Bonds & Notes
Banking & Finance	0	678,656	0	678,656
Industrials	0	93,301	133	93,434
Utilities	0	100,072	0	100,072
Municipal Bonds & Notes
California	0	3,587	0	3,587
Illinois	0	6,252	0	6,252
New Jersey	0	9,447	0	9,447
New York	0	2,387	0	2,387
South Carolina	0	143	0	143
Texas	0	2,555	0	2,555
Virginia	0	237	0	237
U.S. Government Agencies	0	620,958	70,218	691,176
U.S. Treasury Obligations	0	674,767	0	674,767
Mortgage-Backed Securities	0	126,402	0	126,402
Asset-Backed Securities	0	40,434	6,335	46,769
Sovereign Issues	0	113,842	0	113,842
Convertible Preferred Securities
Banking & Finance	18,761	0	0	18,761
Industrials	0	0	1	1
Preferred Securities
Banking & Finance	0	5,567	6,828	12,395

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Short-Term Instruments
Certificates of Deposit	$0	$34,346	$0	$34,346
Repurchase Agreements	0	4,835	0	4,835
Mexico Treasury Bills	0	89,951	0	89,951
U.S. Treasury Bills	0	909	0	909
PIMCO Short-Term Floating NAV Portfolios	190,907	0	0	190,907
	$209,668	$2,611,016	$83,515	$2,904,199

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,731	0	3,731
Foreign Exchange Contracts	0	7,553	0	7,553
Interest Rate Contracts	0	5,342	0	5,342
	$0	$16,626	$0	$16,626

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,424)	0	(2,424)
Foreign Exchange Contracts	0	(9,221)	0	(9,221)
Interest Rate Contracts	(3,738)	(1,409)	0	(5,147)
	$(3,738)	$(13,054)	$0	$(16,792)

Totals	$205,930	$2,614,588	$83,515	$2,904,033

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,522	$0	$(3,572)	$0	$796	$(746)	$0	$0	$0	$0
Industrials	301	142	(303)	(4)	(1)	(2)	0	0	133	1
U.S. Government Agencies	0	70,246	0	0	0	(28)	0	0	70,218	(28)
Asset-Backed Securities	6,326	0	0	45	0	(36)	0	0	6,335	(36)
Sovereign Issues	5,372	0	(5,383)	0	0	11	0	0	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	1	0	0	1	1
Preferred Securities
Banking & Finance	6,927	0	0	0	0	(99)	0	0	6,828	(99)

	$22,448	$70,388	$(9,258)	$41	$795	$(899)	$0	$0	$83,515	$(161)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(924)	$0	$0	$0	$574	$350	$0	$0	$0	$0

Totals	$21,524	$70,388	$(9,258)	$41	$1,369	$(549)	$0	$0	$83,515	$(161)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	95

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

March 31, 2012

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$7,553	$0	$7,553
Unrealized appreciation on OTC swap agreements	0	3,731	0	0	5,342	9,073

	$0	$3,731	$0	$7,553	$5,342	$16,626

Liabilities:
Written options outstanding	$0	$0	$0	$0	$1,296	$1,296
Variation margin payable on financial derivative instruments (2)	0	0	0	0	888	888
Unrealized depreciation on foreign currency contracts	0	0	0	9,221	0	9,221
Unrealized depreciation on OTC swap agreements	0	2,424	0	0	0	2,424

	$0	$2,424	$0	$9,221	$2,184	$13,829

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$27,954	$27,954
Net realized gain on written options	0	1,093	0	7	681	1,781
Net realized gain on swaps	0	4,107	0	0	4,542	8,649
Net realized gain on foreign currency transactions	0	0	0	6,410	0	6,410

	$0	$5,200	$0	$6,417	$33,177	$44,794

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(2,217)	$(2,217)
Net change in unrealized appreciation (depreciation) on written options	0	(657)	0	(6)	5,114	4,451
Net change in unrealized appreciation (depreciation) on swaps	0	(2,603)	0	0	3,872	1,269
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(5,826)	0	(5,826)

	$0	$(3,260)	$0	$(5,832)	$6,769	$(2,323)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(3,738) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(113) as reported in the Notes to Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$519	$(1,240)	$(721)
BPS	(159)	(2,130)	(2,289)
BRC	579	(810)	(231)
BSN	183	0	183
CBK	(321)	261	(60)
DUB	170	(220)	(50)
FBF	416	(470)	(54)
GLM	4,785	(4,990)	(205)
GST	(936)	340	(596)
HUS	4,000	(4,200)	(200)
JPM	(972)	714	(258)
MSC	121	(237)	(116)
MYC	538	(830)	(292)
RYL	194	(280)	(86)
UAG	660	(690)	(30)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

96	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Money Market Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 87.7%

GOVERNMENT AGENCY DEBT 7.0%
Ally Financial, Inc.
1.750% due 10/30/2012 (b)	$3,800	$3,832
Bank of America Corp.
0.854% due 06/22/2012 (b)	3,650	3,654
Fannie Mae
3.625% due 02/12/2013	15,000	15,433
Freddie Mac
0.142% due 01/09/2013	25,500	25,472
JPMorgan Chase & Co.
0.704% due 06/15/2012 (b)	2,400	2,402
Morgan Stanley
0.824% due 06/20/2012 (b)	6,400	6,407

		57,200

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 25.2%
Barclays Capital, Inc.
0.150% due 04/02/2012	40,800	40,800
(Dated 03/30/2012. Collateralized by Ginnie Mae 4.500% due 05/20/2041 valued at $42,200. Repurchase proceeds are $40,801.)
BNP Paribas Securities Corp.
0.200% due 04/02/2012	50,000	50,000
(Dated 03/30/2012. Collateralized by Fannie Mae 4.000% due 01/01/2042 valued at $51,676. Repurchase proceeds are $50,001.)
Goldman Sachs Group, Inc. (The)
0.170% due 04/02/2012	35,000	35,000
(Dated 03/30/2012. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $36,226. Repurchase proceeds are $35,000.)
JPMorgan Securities, Inc.
0.150% due 04/02/2012	79,700	79,700
(Dated 03/30/2012. Collateralized by Fannie Mae 0.880% due 01/20/2015 valued at $81,337. Repurchase proceeds are $79,701.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 04/02/2012	$540	$540
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $554. Repurchase proceeds are $540.)

		206,040

OTHER NOTES 0.5%
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012	4,000	3,991

TREASURY DEBT 12.8%
U.S. Treasury Bills
0.146% due 08/16/2012 - 03/07/2013 (a)	104,880	104,782

TREASURY REPURCHASE AGREEMENTS 42.2%
Banc of America Securities LLC
0.140% due 04/02/2012	25,000	25,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.125% due 08/15/2021 valued at $25,446. Repurchase proceeds are $25,000.)
Bank of Nova Scotia
0.100% due 04/02/2012	79,700	79,700
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $81,354. Repurchase proceeds are $79,701.)
Citigroup Global Markets, Inc.
0.130% due 04/02/2012	35,000	35,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.250% due 01/31/2015 valued at $35,720. Repurchase proceeds are $35,000.)
Credit Suisse Securities (USA) LLC
0.100% due 04/02/2012	20,000	20,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 08/31/2018 valued at $20,389. Repurchase proceeds are $20,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Bank Securities, Inc.
0.050% due 04/02/2012	$29,800	$29,800
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.875% due 08/15/2040 valued at $24,799 and U.S. Treasury Notes 1.125% due 12/15/2012 valued at $5,205. Repurchase proceeds are $29,800.)
HSBC Bank USA N.A.
0.120% due 04/02/2012	20,000	20,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.250% due 10/31/2013 valued at $20,400. Repurchase proceeds are $20,000.)
Morgan Stanley & Co., Inc.
0.130% due 04/02/2012	30,000	30,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.875% due 09/30/2017 valued at $30,291. Repurchase proceeds are $30,000.)
RBC Capital Markets LLC
0.100% due 04/02/2012	35,000	35,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2016 valued at $35,657. Repurchase proceeds are $35,000.)
RBS Securities, Inc.
0.130% due 04/02/2012	35,000	35,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.625% due 11/15/2020 valued at $35,546. Repurchase proceeds are $35,000.)
TD Securities (USA) LLC
0.130% due 04/02/2012	35,000	35,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.625% due 07/31/2012 valued at $35,761. Repurchase proceeds are $35,000.)

		344,500

Total Short-Term Instruments (Cost $716,513)		716,513

Total Investments 87.7% (Cost $716,513)		$716,513

Other Assets and Liabilities (Net) 12.3%		100,041

Net Assets 100.0%		$816,554

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.
(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$57,200	$0	$57,200
Government Agency Repurchase Agreements	0	206,040	0	206,040

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Other Notes	$0	$3,991	$0	$3,991
Treasury Debt	0	104,782	0	104,782
Treasury Repurchase Agreements	0	344,500	0	344,500
	$0	$716,513	$0	$716,513

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	97

Schedule of Investments PIMCO Short-Term Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
CSC Holdings LLC
1.991% due 03/29/2016		$2,392	$2,381
Fresenius Medical Care U.S. Finance, Inc.
1.845% due 03/31/2013		5,921	5,923
HCA, Inc.
2.491% due 11/17/2013		19,186	19,131
2.741% due 05/02/2016		18,517	18,073
3.720% due 03/31/2017		1,645	1,617
Springleaf Finance Corp.
5.500% due 05/10/2017		2,000	1,846

Total Bank Loan Obligations (Cost $49,490)			48,971

CORPORATE BONDS & NOTES 41.4%

BANKING & FINANCE 21.0%
Abbey National Treasury Services PLC
2.137% due 04/25/2014		25,400	24,668
Achmea Hypotheekbank NV
3.200% due 11/03/2014		5,532	5,786
Ally Financial, Inc.
0.000% due 12/01/2012		500	485
3.710% due 02/11/2014		15,600	15,445
6.625% due 05/15/2012		400	403
7.500% due 12/31/2013		1,750	1,864
American Honda Finance Corp.
2.125% due 02/28/2017		3,000	3,014
2.600% due 09/20/2016		3,225	3,318
American International Group, Inc.
3.650% due 01/15/2014		6,150	6,266
4.900% due 06/02/2014	CAD	5,000	5,137
ANZ National International Ltd.
3.250% due 04/02/2012		$2,600	2,600
Australia & New Zealand Banking Group Ltd.
0.754% due 06/18/2012		6,000	6,002
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		700	707
Banco Santander Chile
1.811% due 04/20/2012		400	400
Bank of Montreal
1.300% due 10/31/2014		11,600	11,709
Bank of Nova Scotia
1.250% due 11/07/2014		9,200	9,279
1.450% due 07/26/2014		134,450	136,014
Banque PSA Finance S.A.
2.368% due 04/04/2014		42,100	40,661
3.375% due 04/04/2014		1,105	1,103
Barclays Bank PLC
5.200% due 07/10/2014		7,800	8,270
BNZ International Funding Ltd.
2.625% due 06/05/2012		31,300	31,402
BPCE S.A.
2.375% due 10/04/2013		17,640	17,354
BRFkredit A/S
0.817% due 04/15/2013		11,800	11,805
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		14,400	15,011
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		166,400	168,432
2.600% due 07/02/2015		9,800	10,256
2.750% due 01/27/2016		5,520	5,820
Caterpillar Financial Services Corp.
1.050% due 03/26/2015		2,810	2,821
Cie de Financement Foncier
1.311% due 07/23/2012		41,900	41,892

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Group, Inc.
5.250% due 04/01/2014		$5,000	$5,131
Citigroup Funding, Inc.
0.574% due 09/20/2014		5,700	5,340
Commonwealth Bank of Australia
0.754% due 09/17/2014		69,100	69,514
0.854% due 12/10/2012		1,600	1,603
1.000% due 07/12/2013		2,900	2,915
2.500% due 12/10/2012		1,899	1,922
Corp. Andina de Fomento
3.110% due 05/29/2014		4,650	4,699
Credit Agricole S.A.
2.625% due 01/21/2014		1,100	1,077
Credit Suisse AG
1.625% due 03/06/2015		2,600	2,611
DanFin Funding Ltd.
1.267% due 07/16/2013		45,950	46,412
Danske Bank A/S
0.842% due 05/24/2012		22,195	22,194
Dexia Credit Local
0.880% due 03/05/2013		31,600	30,289
Dexia Credit Local S.A.
1.033% due 04/29/2014		21,800	20,334
DnB Boligkreditt A/S
2.100% due 10/14/2016		31,000	31,497
Eksportfinans ASA
0.783% due 04/05/2013		3,100	2,987
0.783% due 10/07/2013		4,100	3,881
1.320% due 03/21/2013		1,000	961
1.600% due 03/20/2014	JPY	89,000	1,001
1.875% due 04/02/2013		$3,505	3,418
2.000% due 09/15/2015		5,360	4,759
3.000% due 11/17/2014		2,000	1,896
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		10,833	11,819
Export-Import Bank of Korea
2.274% due 03/21/2015		18,000	17,986
FIH Erhvervsbank A/S
0.844% due 06/13/2013		18,900	18,909
1.750% due 12/06/2012		2,500	2,520
Ford Motor Credit Co. LLC
3.875% due 01/15/2015		25,000	25,261
7.000% due 10/01/2013		6,000	6,412
7.500% due 08/01/2012		18,800	19,087
7.800% due 06/01/2012		4,680	4,721
8.700% due 10/01/2014		1,250	1,417
Goldman Sachs Group, Inc.
1.071% due 09/29/2014		13,950	13,420
1.083% due 10/04/2012	EUR	5,000	6,660
1.408% due 02/04/2013		17,500	23,216
1.527% due 02/07/2014		$5,255	5,163
HSBC Bank PLC
1.625% due 07/07/2014 (f)		25,500	25,587
HSBC Capital Funding LP
4.610% due 12/29/2049		150	145
HSBC Finance Corp.
0.817% due 01/15/2014		32,464	31,563
0.918% due 06/01/2016		691	627
ICICI Bank Ltd.
2.242% due 02/24/2014		18,900	18,534
5.500% due 03/25/2015		2,200	2,287
6.625% due 10/03/2012		11,250	11,504
ING Bank NV
1.885% due 10/18/2013		40,500	40,393
3.900% due 03/19/2014		2,000	2,105
International Lease Finance Corp.
5.300% due 05/01/2012		2,200	2,213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 03/25/2013		$16,100	$16,623
6.625% due 11/15/2013		500	512
Intesa Sanpaolo SpA
2.892% due 02/24/2014		10,800	10,540
Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012		900	905
LeasePlan Corp. NV
3.000% due 05/07/2012		5,200	5,213
Lloyds TSB Bank PLC
2.911% due 01/24/2014		48,485	48,318
12.000% due 12/29/2049		2,500	2,618
Macquarie Bank Ltd.
0.867% due 07/16/2012		1,500	1,500
3.300% due 07/17/2014		8,220	8,675
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012		29,350	29,344
1.087% due 06/29/2012	EUR	3,000	4,000
5.450% due 02/05/2013		$37,062	38,117
Monumental Global Funding
0.767% due 01/15/2014		4,240	4,122
Morgan Stanley
2.161% due 01/24/2014		12,300	11,973
National Australia Bank Ltd.
3.375% due 07/08/2014		1,300	1,375
National Bank of Canada
1.650% due 01/30/2014		79,050	80,453
2.200% due 10/19/2016		6,000	6,169
National City Bank
0.845% due 06/07/2017		1,800	1,643
Nationwide Building Society
2.500% due 08/17/2012		150	151
5.500% due 07/18/2012		3,490	3,538
Network Rail Infrastructure Finance PLC
0.494% due 06/14/2013		3,300	3,300
New York Life Global Funding
0.973% due 12/20/2013	EUR	22,800	29,982
NIBC Bank NV
0.864% due 12/02/2014		$1,700	1,684
Nile Finance Ltd.
5.250% due 08/05/2015		100	97
Nordea Bank AB
1.750% due 10/04/2013		9,600	9,602
2.250% due 03/20/2015		200	200
Nordea Eiendomskreditt A/S
1.003% due 04/07/2015		79,900	77,682
Pricoa Global Funding
0.673% due 09/27/2013		600	595
Prudential Covered Trust
2.997% due 09/30/2015		40,850	41,345
RCI Banque S.A.
2.451% due 04/11/2014		22,750	22,003
3.400% due 04/11/2014		2,500	2,505
Regions Financial Corp.
0.644% due 06/26/2012		2,500	2,494
Royal Bank of Scotland Group PLC
1.461% due 04/23/2012		44,600	44,615
2.625% due 05/11/2012		9,390	9,407
2.913% due 08/23/2013		56,000	56,012
4.875% due 08/25/2014		2,100	2,183
6.990% due 10/29/2049		300	246
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		900	960
Societe Generale S.A.
1.631% due 04/11/2014		9,500	9,057
2.200% due 09/14/2013		4,355	4,350
Societe Generale SCF S.A.
1.254% due 06/19/2013		10,100	10,102

98	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		$28,100	$28,266
Springleaf Finance Corp.
4.875% due 07/15/2012		10,000	9,725
5.375% due 10/01/2012		3,300	3,176
5.900% due 09/15/2012		3,400	3,289
Stadshypotek AB
1.020% due 09/30/2013		59,200	59,157
1.450% due 09/30/2013		29,700	29,976
Standard Chartered PLC
1.460% due 05/12/2014		16,100	15,983
3.200% due 05/12/2016		1,538	1,569
3.850% due 04/27/2015		8,000	8,314
State Bank of India
4.500% due 10/23/2014		2,500	2,568
State Street Bank and Trust Co.
0.675% due 12/08/2015		5,700	5,451
State Street Capital Trust
5.464% due 01/29/2049		14,000	14,063
Suncorp-Metway Ltd.
0.792% due 10/19/2012		180	180
2.067% due 07/16/2012		46,470	46,681
Swedbank AB
1.022% due 01/14/2013		49,700	49,729
Swedbank Hypotek AB
0.923% due 03/28/2014		102,000	101,826
Toronto-Dominion Bank
1.500% due 03/13/2017		35,300	34,957
UBS Preferred Funding Trust
6.243% due 05/29/2049		4,700	4,594
UFJ Finance Aruba AEC
6.750% due 07/15/2013		50	53
Volkswagen Bank GmbH
1.695% due 04/15/2013	EUR	9,800	13,090
Wachovia Corp.
4.660% due 05/25/2012	AUD	2,500	2,587
Westpac Banking Corp.
0.754% due 09/10/2014		$8,900	8,953
1.047% due 07/16/2014		4,300	4,345
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		29,950	30,025
3.450% due 07/28/2014		29,200	30,849

			2,257,530

INDUSTRIALS 17.2%
Altria Group, Inc.
7.750% due 02/06/2014		18,843	21,115
8.500% due 11/10/2013		17,984	20,102
American Airlines, Inc.
10.500% due 10/15/2012^		15,000	15,750
Amgen, Inc.
1.875% due 11/15/2014		8,000	8,189
2.500% due 11/15/2016		4,500	4,628
5.850% due 06/01/2017		2,000	2,354
Anadarko Petroleum Corp.
5.750% due 06/15/2014		3,400	3,694
7.625% due 03/15/2014		4,875	5,438
Anglo American Capital PLC
2.150% due 09/27/2013		24,365	24,593
9.375% due 04/08/2014		66,741	76,845
Anheuser-Busch InBev Worldwide, Inc.
1.107% due 01/27/2014		67,675	68,057
1.204% due 03/26/2013		7,540	7,585
2.500% due 03/26/2013		815	830
4.125% due 01/15/2015		5,950	6,451
5.375% due 11/15/2014		8,200	9,110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ArcelorMittal USA LLC
6.500% due 04/15/2014	$390	$417
Barrick Gold Corp.
1.750% due 05/30/2014	16,000	16,205
Boston Scientific Corp.
4.500% due 01/15/2015	44,574	47,847
5.450% due 06/15/2014	53,825	58,223
Broadcom Corp.
1.500% due 11/01/2013	11,290	11,421
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014	1,990	2,211
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	8,900	9,109
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	175	185
Case New Holland, Inc.
7.750% due 09/01/2013	20,390	21,817
Codelco, Inc.
5.500% due 10/15/2013	1,410	1,500
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	36,169	38,790
Comcast Cable Communications LLC
7.125% due 06/15/2013	2,925	3,145
Comcast Cable Holdings LLC
7.875% due 08/01/2013	3,100	3,379
Comcast Corp.
5.300% due 01/15/2014	24,217	26,060
5.900% due 03/15/2016	2,250	2,600
6.500% due 01/15/2015	1,030	1,176
Comcast Holdings Corp.
10.625% due 07/15/2012	200	205
COX Communications, Inc.
4.625% due 06/01/2013	2,660	2,780
7.125% due 10/01/2012	19,658	20,296
Crown Castle Towers LLC
4.523% due 01/15/2035	9,900	10,361
CSC Holdings LLC
6.750% due 04/15/2012	11,806	11,835
CSN Islands Corp.
9.750% due 12/16/2013	31,500	35,359
Daimler Finance North America LLC
1.083% due 03/28/2014	75,075	74,666
1.674% due 09/13/2013	5,850	5,876
1.911% due 07/11/2013	250	253
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	17,263	17,436
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	4,000	4,284
5.250% due 07/22/2013	7,500	7,895
5.875% due 08/20/2013	2,000	2,130
Diageo Capital PLC
7.375% due 01/15/2014	300	335
Dow Chemical Co.
6.000% due 10/01/2012	14,146	14,501
7.600% due 05/15/2014	23,685	26,830
Ecolab, Inc.
3.000% due 12/08/2016	3,300	3,434
El Paso Corp.
7.875% due 06/15/2012	250	253
Energy Transfer Partners LP
6.000% due 07/01/2013	600	630
Ensco PLC
3.250% due 03/15/2016	7,125	7,439
Enterprise Products Operating LLC
5.600% due 10/15/2014	3,750	4,143

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EOG Resources, Inc.
6.125% due 10/01/2013	$500	$538
Federal Express Corp. Pass-Through Trust
2.625% due 01/15/2018	4,000	3,995
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	31,870	34,033
General Mills, Inc.
0.848% due 05/16/2014	37,900	37,992
Georgia-Pacific LLC
8.250% due 05/01/2016	11,200	12,356
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017	2,400	2,383
Hewlett-Packard Co.
0.772% due 05/24/2013	9,000	8,983
0.891% due 05/30/2014	14,110	13,956
1.250% due 09/13/2013	29,220	29,288
2.024% due 09/19/2014	32,827	33,093
6.125% due 03/01/2014	450	490
HP Enterprise Services LLC
6.000% due 08/01/2013	900	957
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	14,500	15,588
6.500% due 02/13/2013	29,000	30,183
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	26,674	27,941
Johnson Controls, Inc.
0.941% due 02/04/2014	60,360	60,539
Kellogg Co.
4.250% due 03/06/2013	7,815	8,083
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	8,536	8,714
Kraft Foods, Inc.
2.625% due 05/08/2013	3,000	3,058
5.250% due 10/01/2013	4,700	5,000
6.000% due 02/11/2013	4,470	4,671
6.250% due 06/01/2012	1,304	1,315
6.750% due 02/19/2014	13,654	15,093
MGM Resorts International
11.125% due 11/15/2017	3,300	3,750
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	9,200	9,517
NBCUniversal Media LLC
2.100% due 04/01/2014	2,600	2,656
3.650% due 04/30/2015	1,400	1,495
Newfield Exploration Co.
6.625% due 09/01/2014	1,500	1,521
Pemex Project Funding Master Trust
1.080% due 12/03/2012	5,100	5,095
PepsiCo, Inc.
0.800% due 08/25/2014	7,090	7,131
Petrobras International Finance Co.
3.875% due 01/27/2016	39,200	41,451
Philip Morris International, Inc.
2.500% due 05/16/2016	419	438
6.875% due 03/17/2014	10,438	11,708
Phillips 66
1.950% due 03/05/2015	8,150	8,212
2.950% due 05/01/2017	2,000	2,035
Plains All American Pipeline LP
5.250% due 06/15/2015	8,000	8,845
5.625% due 12/15/2013	5,200	5,557
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	700	763
Reynolds American, Inc.
7.250% due 06/01/2012	9,155	9,240
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	8,029	8,186

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	99

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rio Tinto Finance USA Ltd.
2.250% due 09/20/2016	$10,000	$10,291
8.950% due 05/01/2014	936	1,085
Rio Tinto Finance USA PLC
1.125% due 03/20/2015	17,500	17,527
Rockies Express Pipeline LLC
6.250% due 07/15/2013	45,455	46,364
Rogers Communications, Inc.
6.250% due 06/15/2013	752	800
6.375% due 03/01/2014	6,020	6,633
Sanofi
0.673% due 03/28/2013	4,680	4,699
0.783% due 03/28/2014	9,650	9,706
2.625% due 03/29/2016	22,050	23,105
Spectra Energy Capital LLC
6.250% due 02/15/2013	10,000	10,446
Steel Dynamics, Inc.
7.375% due 11/01/2012	73,010	75,200
Telefonica Emisiones S.A.U.
0.861% due 02/04/2013	44,887	44,015
2.582% due 04/26/2013	4,395	4,414
Tesco PLC
2.700% due 01/05/2017	5,000	5,112
Teva Pharmaceutical Finance BV
0.974% due 03/21/2014	17,100	17,154
3.000% due 06/15/2015	3,335	3,513
Teva Pharmaceutical Finance Co. BV
1.423% due 11/08/2013	53,891	54,436
2.400% due 11/10/2016	29,000	29,723
Time Warner Cable, Inc.
5.400% due 07/02/2012	2,800	2,832
Time Warner, Inc.
6.875% due 05/01/2012	7,709	7,746
Total Capital Canada Ltd.
0.947% due 01/17/2014	26,000	26,098
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	300	307
UST LLC
6.625% due 07/15/2012	48,790	49,613
Vale Canada Ltd.
7.750% due 05/15/2012	1,550	1,560
Valero Energy Corp.
6.875% due 04/15/2012	1,463	1,466
Vivendi S.A.
5.750% due 04/04/2013	14,085	14,614
Volkswagen International Finance NV
1.078% due 04/01/2014	94,680	94,440
Waste Management, Inc.
6.375% due 11/15/2012	6,300	6,513
WM Wrigley Jr. Co.
2.450% due 06/28/2012	240	241
WMC Finance USA Ltd.
5.125% due 05/15/2013	850	893
Xstrata Canada Corp.
7.250% due 07/15/2012	6,971	7,100
7.350% due 06/05/2012	23,996	24,263

		1,857,525

UTILITIES 3.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	12,050	12,866
6.103% due 06/27/2012	11,400	11,467
7.700% due 08/07/2013	19,200	20,645
BP Capital Markets PLC
1.074% due 03/11/2014	80,288	80,866
3.750% due 06/17/2013	5,200	5,383

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carolina Power & Light Co.
5.125% due 09/15/2013	$800	$852
CMS Energy Corp.
1.522% due 01/15/2013	9,000	8,966
2.750% due 05/15/2014	2,100	2,111
Duke Energy Carolinas LLC
1.750% due 12/15/2016	700	709
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	6,450	7,338
10.500% due 03/25/2014	17,390	19,801
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	7,501	7,696
Kinder Morgan Kansas, Inc.
6.500% due 09/01/2012	1,000	1,023
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	505	514
NGPL PipeCo LLC
6.514% due 12/15/2012	10,593	10,224
Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013	1,246	1,327
Public Service Co. of Colorado
5.500% due 04/01/2014	80	87
Qwest Corp.
3.724% due 06/15/2013	12,785	12,997
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012	12,230	12,407
5.500% due 09/30/2014	15,035	16,257
Telecom Italia Capital S.A.
5.250% due 11/15/2013	2,000	2,060
6.175% due 06/18/2014	10,750	11,341
TNK-BP Finance S.A.
6.250% due 02/02/2015	3,700	3,996
Verizon Wireless Capital LLC
5.550% due 02/01/2014	45,379	49,097
7.375% due 11/15/2013	29,616	32,652
Virginia Electric and Power Co.
5.100% due 11/30/2012	4,841	4,987
Vodafone Group PLC
5.000% due 12/16/2013	2,000	2,140

		339,809

Total Corporate Bonds & Notes (Cost $4,437,599)		4,454,864

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%
Transocean, Inc.
1.500% due 12/15/2037	35,200	35,024

Total Convertible Bonds & Notes (Cost $34,426)		35,024

MUNICIPAL BONDS & NOTES 0.7%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.391% due 11/25/2043	7,444	7,210

CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,604
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	6,200	6,289
University of California Revenue Bonds, Series 2011
0.324% due 07/01/2041	15,000	15,001

		31,894

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013	$12,500	$12,513

NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	15,525	15,734

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp.
1.010% due 01/25/2021	7,500	7,460

Total Municipal Bonds & Notes (Cost $74,276)		74,811

U.S. GOVERNMENT AGENCIES 27.2%
Fannie Mae
0.294% due 12/25/2036	325	311
0.302% due 07/25/2037	1,564	1,506
0.362% due 03/25/2034	95	95
0.372% due 03/25/2036	241	225
0.392% due 08/25/2034	567	555
0.442% due 10/27/2037	1,000	994
0.500% due 08/09/2013	134,469	134,855
0.542% due 12/25/2028 - 03/25/2036	3,961	3,962
0.562% due 06/25/2036	435	435
0.582% due 11/25/2036	400	400
0.592% due 04/25/2036 - 03/25/2044	2,312	2,282
0.600% due 11/14/2013	212,983	213,193
0.612% due 03/25/2036	354	354
0.642% due 02/25/2018 - 01/25/2038	32,906	32,897
0.672% due 07/25/2036	285	286
0.692% due 10/25/2030 - 09/25/2037	762	765
0.700% due 09/17/2027	7	7
0.742% due 05/18/2032	375	378
0.750% due 12/19/2014 - 07/18/2027	13,774	13,843
0.792% due 09/25/2041	32,324	32,406
0.842% due 10/25/2017	146	147
0.850% due 08/25/2022	9	9
0.872% due 04/25/2031	358	359
0.900% due 12/25/2022	10	10
0.922% due 12/25/2037 - 02/25/2041	10,177	10,240
0.950% due 09/25/2022	5	5
0.965% due 01/01/2021	13,145	13,128
1.000% due 09/23/2013	110,052	111,133
1.092% due 07/25/2038	141	142
1.100% due 02/25/2023	3	4
1.142% due 04/25/2032 - 11/25/2049	174	176
1.242% due 11/25/2049	173	175
1.250% due 01/30/2017	6,800	6,821
1.382% due 06/01/2043 - 10/01/2044	7,553	7,717
1.400% due 09/25/2023	75	77
1.462% due 10/25/2038	313	322
1.500% due 04/27/2026	2,300	2,300
1.750% due 10/26/2017	10,000	10,008
1.960% due 05/01/2035	73	74
2.118% due 12/01/2035	54	56
2.123% due 09/01/2035	36	38

100	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.175% due 09/01/2034	$1,000	$1,052
2.215% due 06/01/2033	13	13
2.220% due 08/01/2026	13	14
2.223% due 11/01/2035	294	310
2.277% due 07/01/2031	7	7
2.293% due 09/01/2034	84	89
2.300% due 09/01/2034 - 01/01/2036	323	341
2.305% due 07/01/2034	18	19
2.338% due 11/01/2027	8	9
2.340% due 02/01/2033	26	27
2.347% due 06/01/2034	10	11
2.358% due 05/01/2034	69	73
2.360% due 04/01/2029	5	5
2.375% due 07/28/2015	60,000	63,309
2.375% due 04/11/2016 (e)	60,100	63,510
2.410% due 12/01/2040	217	231
2.415% due 08/01/2029	1,164	1,239
2.431% due 08/01/2024 - 09/01/2034	81	86
2.435% due 08/01/2034	20	21
2.438% due 01/01/2032	309	326
2.449% due 06/01/2035	73	77
2.470% due 02/01/2018	15	15
2.471% due 05/01/2021 - 04/01/2029	156	157
2.487% due 09/01/2035	259	276
2.497% due 11/01/2034	395	421
2.552% due 07/01/2029 - 04/01/2033	157	167
2.561% due 02/01/2034	122	130
2.594% due 12/01/2036	47	50
2.641% due 12/01/2036	44	48
2.812% due 11/01/2024	9	10
2.819% due 06/01/2035	530	565
2.820% due 02/01/2035	19	19
3.305% due 06/25/2019	1,825	1,940
3.321% due 05/01/2036	7,287	7,485
3.965% due 05/01/2036	133	142
3.970% due 11/27/2019	47,450	48,416
4.050% due 11/01/2025	8	8
4.125% due 04/15/2014 (f)	86,500	93,018
4.200% due 07/01/2035	1,176	1,198
4.372% due 07/01/2028	18	20
4.375% due 10/15/2015	70,000	78,899
4.579% due 06/01/2017	1,104	1,137
4.740% due 05/01/2035	336	355
4.861% due 07/01/2018	1,100	1,143
5.000% due 03/15/2016	25,000	28,926
5.025% due 05/01/2035	241	258
5.094% due 07/01/2035	108	115
5.157% due 08/01/2035	191	205
5.162% due 10/01/2035	208	221
5.221% due 12/01/2035	170	183
5.237% due 09/01/2035	225	239
5.249% due 08/01/2035	222	239
5.277% due 10/01/2035	230	247
5.297% due 10/01/2035	256	275
5.309% due 11/01/2035	299	322
5.310% due 08/25/2033	127	130
5.339% due 01/01/2036	195	210
5.359% due 01/01/2036	280	302
5.364% due 11/01/2035	312	336
5.499% due 03/01/2036	257	277
5.609% due 03/01/2036	163	174
5.671% due 01/01/2036	143	153
5.813% due 06/01/2036	64	70
6.497% due 10/25/2042	714	802

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.766% due 06/25/2032	$210	$213
44.325% due 04/25/2021	1	1
FDIC Structured Sale Guaranteed Notes
0.741% due 11/29/2037	2,973	2,958
Federal Home Loan Bank
0.220% due 08/08/2013	140,000	139,874
0.240% due 08/14/2013	232,365	232,207
0.280% due 08/13/2013 (g)	730,025	729,932
0.280% due 09/05/2013	116,400	116,364
Federal Housing Administration
6.896% due 07/01/2020	217	213
7.350% due 04/01/2019	119	118
7.430% due 07/01/2021 - 09/01/2022	87	85
7.435% due 02/01/2019	131	129
Freddie Mac
0.282% due 12/25/2036	11,303	11,243
0.375% due 10/30/2013	168,265	168,710
0.472% due 02/15/2019	24,963	24,937
0.492% due 07/15/2034	466	466
0.592% due 02/15/2018 - 12/15/2030	441	443
0.625% due 12/23/2013	58,350	58,598
0.642% due 07/15/2023 - 06/15/2031	23,912	23,913
0.650% due 01/15/2022	1	1
0.662% due 04/15/2041	13,309	13,319
0.692% due 12/15/2031 - 09/15/2041	17,131	17,135
0.742% due 07/15/2039 - 02/15/2041	26,880	26,943
0.792% due 06/15/2031	36	36
0.842% due 06/15/2031 - 12/15/2037	3,670	3,688
0.900% due 03/15/2020	2	2
0.942% due 03/15/2032	13	13
1.000% due 03/15/2023	10	10
1.242% due 10/15/2049	195	197
1.355% due 10/25/2044	6,362	6,364
1.369% due 02/25/2045	2,322	2,219
1.562% due 07/25/2044	9,655	9,825
1.625% due 08/01/2017	42	42
2.246% due 02/01/2023	2	2
2.360% due 04/01/2025	14	15
2.376% due 05/01/2034	64	68
2.414% due 07/01/2033	114	121
2.481% due 08/01/2035 - 09/01/2035	933	995
2.665% due 08/01/2034	127	136
2.699% due 10/01/2033	46	49
4.375% due 07/17/2015	125,000	139,932
4.500% due 07/15/2023	167	170
5.000% due 01/15/2018 - 08/15/2035	2,049	2,354
5.079% due 08/01/2035	133	143
5.337% due 12/01/2035	188	203
5.443% due 11/01/2035	140	151
5.500% due 08/15/2030	11	13
6.500% due 07/25/2043	384	437
6.750% due 08/15/2023	186	186
Ginnie Mae
0.642% due 02/16/2032 - 03/16/2032	387	389
0.742% due 02/16/2030	124	125
0.842% due 02/16/2030	83	84
0.892% due 02/16/2030	150	152
1.192% due 03/20/2031	537	548
1.242% due 08/16/2039	209	213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 12/20/2021 - 12/20/2033		$2,426	$2,508
2.000% due 08/20/2025 - 03/20/2032		520	538
2.250% due 03/20/2029 - 03/20/2030		633	654
2.375% due 02/20/2024 - 05/20/2032		2,577	2,671
2.500% due 10/20/2017 - 01/20/2022		46	48
4.000% due 02/20/2019		13	14
7.500% due 02/20/2030		91	97
Israel Government AID Bond
0.000% due 11/01/2012		2,792	2,785
NCUA Guaranteed Notes
0.593% due 12/07/2020		12,749	12,796
0.613% due 11/06/2017		102,897	102,897
0.623% due 03/06/2020		3,169	3,167
0.693% due 10/07/2020		13,070	13,090
0.803% due 12/08/2020		38,123	38,287
1.600% due 10/29/2020		10,949	11,093
Small Business Administration
1.250% due 12/25/2017		33	33
4.340% due 03/01/2024		259	280
4.524% due 02/10/2013		31	31
5.370% due 04/01/2028		337	379
5.490% due 03/01/2028		188	212

Total U.S. Government Agencies (Cost $2,928,378)			2,931,026

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Notes
1.500% due 12/31/2013 (f)		741,400	756,662

Total U.S. Treasury Obligations (Cost $757,134)			756,662

MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
2.685% due 02/25/2035		5,522	5,188
American Home Mortgage Assets LLC
0.432% due 05/25/2046		3,062	1,709
0.432% due 09/25/2046		1,290	736
0.452% due 10/25/2046		5,248	2,675
1.079% due 11/25/2046		2,706	1,268
American Home Mortgage Investment Trust
2.240% due 09/25/2045		909	718
2.597% due 10/25/2034		1,347	1,248
2.782% due 02/25/2045		160	139
Arkle Master Issuer PLC
1.645% due 05/17/2060		12,650	12,674
Arran Residential Mortgages Funding PLC
0.941% due 09/16/2056	EUR	44,935	59,747
0.961% due 09/16/2056		54,700	72,740
1.698% due 05/16/2047		$590	591
2.251% due 05/16/2047	EUR	8,522	11,369
2.451% due 05/16/2047		15,000	19,983
Banc of America Funding Corp.
2.653% due 02/20/2036		$4,436	4,056
5.741% due 01/20/2047		311	192
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		1,174	1,123
Banc of America Mortgage Securities, Inc.
2.833% due 08/25/2033		8,456	8,137
2.999% due 02/25/2036		287	213
3.447% due 07/20/2032		158	153
5.500% due 11/25/2031		3,119	3,103

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	101

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/25/2033	$320	$338
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	276	275
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.412% due 06/10/2049	1,174	1,167
5.633% due 06/10/2049	1,174	1,193
BCAP LLC Trust
2.597% due 11/26/2035	9,200	8,810
2.755% due 11/26/2035	1,476	1,479
2.884% due 09/26/2035	8,927	8,369
3.964% due 05/26/2047	7,923	7,799
5.349% due 07/26/2037	2,802	2,884
BCRR Trust
4.230% due 12/22/2032	931	927
4.230% due 04/22/2034	184	184
4.230% due 05/22/2034	2,267	2,262
4.230% due 06/22/2035	18	18
4.230% due 02/22/2041	509	511
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	74	72
2.570% due 03/25/2035	4,401	4,282
2.607% due 07/25/2033	16,806	16,873
2.614% due 08/25/2033	5,147	5,155
2.689% due 10/25/2035	500	488
2.702% due 11/25/2034	1,634	1,521
2.715% due 01/25/2035	228	184
2.851% due 01/25/2034	432	437
2.854% due 11/25/2034	13,506	11,293
2.920% due 01/25/2034	152	150
2.954% due 11/25/2030	123	125
3.078% due 03/25/2035	335	332
3.964% due 05/25/2047	3,185	2,157
Bear Stearns Alt-A Trust
0.402% due 02/25/2034	1,543	1,259
0.942% due 09/25/2034	8,282	7,131
2.555% due 01/25/2036	3,613	1,856
2.783% due 11/25/2036	4,383	2,429
2.809% due 05/25/2035	456	390
2.826% due 09/25/2035	5,731	3,818
Bear Stearns Commercial Mortgage Securities
4.735% due 09/11/2042	7,087	7,257
Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036	12,620	7,443
2.845% due 12/26/2046	6,256	3,565
CC Mortgage Funding Corp.
0.372% due 05/25/2048	3,016	1,334
0.492% due 08/25/2035	528	376
Chase Mortgage Finance Corp.
2.844% due 03/25/2037	1,041	820
Citigroup Mortgage Loan Trust, Inc.
0.312% due 01/25/2037	626	337
2.100% due 09/25/2035	159	154
2.530% due 10/25/2035	465	387
2.605% due 07/25/2046^	874	535
2.660% due 05/25/2035	1,137	1,058
2.682% due 08/25/2035	3,068	2,898
2.896% due 03/25/2034	208	188
5.509% due 09/25/2037^	5,680	3,569
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	5,956	6,013
Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020	412	402
4.630% due 05/10/2043	574	574
4.755% due 12/10/2024	1,980	2,003
Countrywide Alternative Loan Trust
0.402% due 02/25/2047	313	195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.422% due 02/20/2047		$7,156	$3,549
0.422% due 05/25/2047		5,542	3,307
0.432% due 09/25/2046		2,539	1,430
0.437% due 12/20/2046		5,022	2,711
0.452% due 07/20/2046		3,575	1,469
0.452% due 07/25/2046		533	335
0.572% due 11/20/2035		1,525	878
1.159% due 12/25/2035		1,476	872
1.159% due 02/25/2036		625	429
2.926% due 02/25/2037		2,697	1,765
5.500% due 08/25/2035		227	226
6.000% due 04/25/2037^		334	205
6.250% due 12/25/2033		1,462	1,522
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 05/25/2035		458	312
0.532% due 04/25/2035		87	56
0.562% due 03/25/2035		724	394
0.582% due 06/25/2035		7,906	6,763
2.125% due 07/19/2031		5	5
2.866% due 11/19/2033		175	157
5.576% due 09/25/2047		556	368
6.500% due 01/25/2034		20	21
Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 03/25/2032		98	75
1.848% due 05/25/2032		2	2
4.625% due 10/25/2034		134	134
6.133% due 04/15/2037		6,409	6,403
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021		3,976	3,745
5.238% due 07/27/2037		3,526	3,600
5.713% due 06/15/2039		2,253	2,252
European Loan Conduit
1.207% due 05/15/2019	EUR	4,774	5,462
Extended Stay America Trust
3.128% due 01/05/2013 (a)		$64,358	1,367
First Horizon Asset Securities, Inc.
2.731% due 08/25/2035		1,288	1,058
First Republic Mortgage Loan Trust
0.542% due 08/15/2032		5,566	5,548
0.592% due 11/15/2031		452	426
0.722% due 06/25/2030		336	320
Fosse Master Issuer PLC
1.965% due 10/18/2054		16,350	16,452
GMAC Mortgage Corp. Loan Trust
5.128% due 08/19/2034		4,278	4,390
Gracechurch Mortgage Financing PLC
0.573% due 11/20/2056		1,281	1,280
0.593% due 11/20/2056		2,118	2,111
Greenpoint Mortgage Funding Trust
0.322% due 10/25/2046		425	404
0.462% due 06/25/2045		489	331
0.472% due 06/25/2045		237	142
0.512% due 11/25/2045		560	347
Greenwich Capital Acceptance, Inc.
3.104% due 06/25/2024		7	7
Greenwich Capital Commercial Funding Corp.
5.597% due 12/10/2049		2,000	2,055
GS Mortgage Securities Corp.
1.103% due 03/06/2020		7,628	7,576
GSR Mortgage Loan Trust
2.659% due 09/25/2035		6,599	6,434
2.701% due 01/25/2036		1,264	1,006
2.894% due 04/25/2036		621	490
Harborview Mortgage Loan Trust
0.372% due 04/19/2038		1,600	1,051
0.422% due 07/19/2046		3,025	1,771
0.462% due 05/19/2035		2,203	1,405

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.482% due 03/19/2036	$5,777	$3,204
0.982% due 02/19/2034	357	320
5.242% due 08/19/2036^	432	306
Holmes Master Issuer PLC
0.667% due 07/15/2020	35,900	35,880
Impac CMB Trust
1.142% due 10/25/2033	42	38
Indymac ARM Trust
1.717% due 01/25/2032	1	1
1.785% due 01/25/2032	4	3
Indymac Index Mortgage Loan Trust
0.432% due 09/25/2046	2,007	1,206
0.442% due 06/25/2047	1,080	572
0.452% due 05/25/2046	345	223
0.482% due 07/25/2035	317	218
2.574% due 12/25/2034	66	51
Indymac Mortgage Loan Trust
0.422% due 07/25/2047	1,191	633
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019	29,605	28,724
4.678% due 07/15/2042	1,074	1,092
4.959% due 08/15/2042	817	848
5.247% due 01/12/2043	4,940	4,963
5.289% due 05/15/2045	4,979	5,025
JPMorgan Mortgage Trust
3.061% due 04/25/2035	7,521	6,112
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.362% due 09/15/2021	368	359
0.542% due 06/15/2022	803	781
Luminent Mortgage Trust
0.412% due 12/25/2036	1,537	910
0.422% due 12/25/2036	620	342
0.442% due 10/25/2046	516	336
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040	540	540
MASTR Adjustable Rate Mortgages Trust
0.452% due 04/25/2046	973	534
2.718% due 11/21/2034	4,084	4,121
MASTR Alternative Loans Trust
5.000% due 04/25/2019	346	357
MASTR Asset Securitization Trust
5.500% due 09/25/2033	521	544
MASTR Seasoned Securities Trust
6.227% due 09/25/2017	108	113
Mellon Residential Funding Corp.
0.682% due 12/15/2030	2,544	2,402
0.942% due 11/15/2031	3,268	3,193
2.610% due 10/20/2029	1,982	1,975
Merrill Lynch Floating Trust
0.780% due 07/09/2021	4,099	3,941
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036	9,143	6,653
2.269% due 12/25/2032	17	17
Merrill Lynch Mortgage-Backed Securities Trust
5.242% due 04/25/2037	1,203	859
MLCC Mortgage Investors, Inc.
0.492% due 11/25/2035	3,914	3,191
1.244% due 10/25/2035	5,918	5,119
1.996% due 10/25/2035	3,759	3,471
Morgan Stanley Capital
0.302% due 10/15/2020	366	366
0.462% due 05/24/2043	313	286
5.450% due 10/28/2033	649	645
5.610% due 04/15/2049	4,132	4,248
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	8,133	8,278

102	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
0.462% due 02/25/2047	$970	$106
2.336% due 06/25/2036	273	226
RBSSP Resecuritization Trust
0.562% due 08/26/2045	15,643	13,101
0.742% due 09/26/2036	8,956	8,600
0.742% due 10/26/2036	11,208	10,293
2.557% due 12/26/2036	11,767	11,809
2.589% due 10/26/2036	11,785	11,866
Residential Accredit Loans, Inc.
0.422% due 06/25/2046	1,775	714
0.452% due 04/25/2046	302	126
0.492% due 08/25/2037	817	512
0.542% due 08/25/2035	1,550	957
1.519% due 09/25/2045	962	552
Residential Asset Securitization Trust
2.680% due 12/25/2034	6,396	6,074
5.750% due 02/25/2036^	283	193
Residential Funding Mortgage Securities
5.250% due 03/25/2034	39	39
6.500% due 03/25/2032	63	66
Sequoia Mortgage Trust
0.592% due 07/20/2033	3,311	3,098
1.002% due 10/20/2027	1,499	1,412
2.501% due 01/20/2047	516	379
2.653% due 04/20/2035	752	713
Structured Adjustable Rate Mortgage Loan Trust
1.582% due 01/25/2035	96	63
2.697% due 08/25/2035	1,226	977
2.722% due 02/25/2034	191	182
Structured Asset Mortgage Investments, Inc.
0.372% due 03/25/2037	1,379	804
0.432% due 07/25/2046	3,581	2,058
0.462% due 05/25/2036	9,304	4,729
0.462% due 05/25/2046	1,303	525
0.472% due 05/25/2045	756	474
0.492% due 07/19/2035	8,763	7,819
0.522% due 02/25/2036	48	27
0.592% due 03/19/2034	697	625
0.822% due 07/19/2034	48	43
0.902% due 09/19/2032	68	62
0.942% due 04/19/2035	2,278	1,853
Structured Asset Securities Corp.
2.317% due 07/25/2032	129	119
2.365% due 01/25/2032	10	8
2.545% due 02/25/2032	202	204
2.772% due 10/25/2035	488	386
Thornburg Mortgage Securities Trust
0.372% due 06/25/2037	96	96
UBS Commercial Mortgage Trust
1.142% due 07/15/2024	535	514
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	1,716	1,625
0.332% due 09/15/2021	10,645	10,244
5.275% due 11/15/2048	96	96
5.735% due 06/15/2049	5,288	5,409
WaMu Mortgage Pass-Through Certificates
0.502% due 11/25/2045	201	160
0.512% due 12/25/2045	370	304
0.532% due 10/25/2045	807	649
0.552% due 01/25/2045	298	249
0.859% due 02/25/2047	3,774	2,211
0.859% due 03/25/2047	3,148	1,889
0.889% due 01/25/2047	710	458
0.899% due 01/25/2047	1,520	856
0.919% due 04/25/2047	2,248	1,598
0.969% due 12/25/2046	2,867	2,093

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.979% due 12/25/2046		$1,456	$867
1.159% due 02/25/2046		3,506	2,739
1.159% due 08/25/2046		20,720	13,677
1.359% due 11/25/2042		560	488
1.559% due 06/25/2042		740	608
1.559% due 08/25/2042		852	696
2.121% due 03/25/2033		127	127
2.196% due 01/25/2037		939	644
2.371% due 12/25/2036		591	414
2.459% due 09/25/2033		4,366	4,418
2.474% due 02/27/2034		136	135
2.474% due 01/25/2047		406	317
2.520% due 09/25/2036		1,040	735
2.545% due 09/25/2033		1,722	1,750
2.550% due 06/25/2034		3,425	3,399
2.597% due 02/25/2037^		1,647	1,067
2.634% due 02/25/2037		3,721	2,669
2.724% due 07/25/2046		407	322
2.724% due 08/25/2046		9,922	7,009
2.724% due 09/25/2046		722	558
2.724% due 11/25/2046		278	210
2.724% due 12/25/2046		1,562	1,163
4.480% due 04/25/2037		646	458
5.077% due 05/25/2037		1,495	1,121
5.276% due 02/25/2037		2,002	1,473
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.129% due 05/25/2046		737	404
Washington Mutual MSC Mortgage Pass-Through Certificates
2.150% due 02/25/2033		53	46
Wells Fargo Mortgage-Backed Securities Trust
2.631% due 03/25/2036		347	301
2.664% due 06/25/2035		5,195	5,090
2.700% due 09/25/2034		493	499
2.704% due 12/25/2034		3,339	3,341
2.721% due 07/25/2036		1,343	1,012

Total Mortgage-Backed Securities (Cost $822,128)			768,458

ASSET-BACKED SECURITIES 7.3%
ACE Securities Corp.
0.292% due 12/25/2036		11	11
0.302% due 10/25/2036		24	7
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,117	1,100
Ally Auto Receivables Trust
0.650% due 03/17/2014		5,758	5,761
American Express Credit Account Master Trust
1.592% due 12/15/2014		3,200	3,205
AMMC CDO
0.716% due 05/03/2018		4,963	4,843
Amortizing Residential Collateral Trust
0.822% due 07/25/2032		63	50
0.942% due 10/25/2031		391	297
0.942% due 08/25/2032		419	315
Amresco Residential Securities Mortgage Loan Trust
1.182% due 06/25/2029		99	79
Armstrong Loan Funding Ltd.
1.547% due 08/01/2016		1,713	1,701
Asset-Backed European Securitisation Transaction SRL
1.352% due 09/21/2020	EUR	16,362	21,856
Asset-Backed Funding Certificates
0.592% due 06/25/2034		$926	661
Asset-Backed Securities Corp. Home Equity
0.322% due 05/25/2037		272	200
0.517% due 09/25/2034		445	396

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aurum CLO Ltd.
1.267% due 04/15/2014		$650	$650
Avenue CLO Fund Ltd.
0.853% due 02/15/2017		6,483	6,405
Avery Point CLO Ltd.
1.374% due 12/17/2015		1,375	1,353
Babson CLO Ltd.
0.823% due 11/15/2016		4,988	4,912
Bavarian Sky S.A.
1.327% due 01/15/2018	EUR	1,940	2,590
Bear Stearns Asset-Backed Securities Trust
0.292% due 11/25/2036		$55	54
0.312% due 12/25/2036		259	243
0.322% due 10/25/2036		58	54
0.902% due 10/25/2032		617	525
1.042% due 10/27/2032		82	69
1.242% due 10/25/2037		3,291	2,128
1.242% due 11/25/2042		59	50
Carrington Mortgage Loan Trust
0.292% due 01/25/2037		568	565
0.342% due 06/25/2037		275	248
0.562% due 10/25/2035		446	413
Chase Funding Mortgage Loan Asset-Backed Certificates
0.882% due 08/25/2032		42	31
Chase Issuance Trust
1.792% due 04/15/2014		25,800	25,818
CIT Group Home Equity Loan Trust
0.512% due 06/25/2033		36	30
Citibank Omni Master Trust
2.342% due 05/16/2016		126,595	126,913
2.992% due 08/15/2018		119,400	125,834
4.900% due 11/15/2018		13,450	14,736
5.350% due 08/15/2018		7,000	7,687
Citigroup Mortgage Loan Trust, Inc.
0.282% due 12/25/2036		141	137
0.302% due 07/25/2045		987	675
0.352% due 08/25/2036		195	179
Collegiate Funding Services Education Loan Trust
0.573% due 12/28/2021		1,620	1,606
Contimortgage Home Equity Trust
0.922% due 03/15/2027		1	1
Countrywide Asset-Backed Certificates
0.292% due 07/25/2037		304	298
0.322% due 10/25/2047		106	105
0.342% due 08/25/2037		11,178	9,826
0.342% due 09/25/2037		94	93
0.342% due 09/25/2047		134	133
0.422% due 09/25/2036		1,132	942
0.432% due 06/25/2036		697	597
0.722% due 12/25/2031		49	26
0.982% due 05/25/2032		239	203
1.102% due 05/25/2033		23	18
Countrywide Home Equity Loan Trust
0.382% due 01/15/2037		63	49
Credit Suisse First Boston Mortgage Securities Corp.
0.862% due 01/25/2032		3	3
Credit-Based Asset Servicing and Securitization LLC
0.302% due 11/25/2036		76	29
0.362% due 07/25/2037		754	611
Delta Funding Home Equity Loan Trust
1.062% due 09/15/2029		34	26
Diamond Lake CLO Ltd.
5.509% due 12/01/2012		788	799
Driver One GmbH
0.552% due 10/21/2015	EUR	975	1,298

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	103

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dryden Leveraged Loan CDO
1.424% due 12/22/2015		$2,078	$2,065
EMC Mortgage Loan Trust
0.612% due 05/25/2040		90	77
0.942% due 01/25/2041		2,150	1,674
Equity One ABS, Inc.
0.542% due 04/25/2034		608	434
0.802% due 11/25/2032		608	492
First CLO Ltd.
0.784% due 12/14/2016		587	580
0.907% due 07/27/2016		257	256
First Franklin Mortgage Loan Asset-Backed Certificates
0.612% due 12/25/2034		10	10
First NLC Trust
0.312% due 08/25/2037		704	219
Ford Auto Securitization Trust
1.793% due 09/15/2013	CAD	9,053	9,083
1.926% due 06/15/2013		5,623	5,645
1.960% due 07/15/2015		10,000	9,968
GCO Education Loan Funding Trust
0.571% due 11/25/2020		$734	732
Gracechurch Card Funding PLC
1.055% due 02/15/2017		73,000	73,091
Grayston CLO Ltd.
0.883% due 08/15/2016		516	515
Greenpoint Home Equity Loan Trust
0.602% due 01/15/2030		267	158
GSAMP Trust
0.312% due 12/25/2036		528	347
GSRPM Mortgage Loan Trust
0.942% due 01/25/2032		76	74
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	382	492
Home Equity Asset Trust
0.302% due 05/25/2037		$160	158
1.162% due 02/25/2033		1	1
HSBC Asset Loan Obligation
0.302% due 12/25/2036		187	106
HSBC Home Equity Loan Trust
0.532% due 01/20/2034		1,288	1,182
Hyundai Capital Auto Funding Ltd.
1.242% due 09/20/2016		3,500	3,440
Illinois Student Assistance Commission
1.040% due 04/25/2017		4,555	4,546
Irwin Home Equity Corp.
0.782% due 07/25/2032		167	108
JPMorgan Mortgage Acquisition Corp.
0.302% due 03/25/2047		273	228
0.322% due 03/25/2037		186	179
Katonah Ltd.
0.794% due 09/20/2016		17,210	17,026
0.933% due 05/18/2015		1,760	1,747
Lehman ABS Mortgage Loan Trust
0.332% due 06/25/2037		601	229
Lehman XS Trust
0.392% due 04/25/2037		2,459	1,386
Leopard CLO BV
2.033% due 04/21/2020	EUR	4,826	6,140
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		$359	289
0.942% due 03/25/2032		65	50
Louisiana Public Facilities Authority
1.060% due 04/26/2021		4,311	4,293
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	19,838	26,317
Massachusetts Educational Financing Authority
1.510% due 04/25/2038		$4,204	4,198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset-Backed Securities Trust
0.292% due 11/25/2036		$95	$32
0.292% due 01/25/2037		473	100
0.322% due 05/25/2037		180	172
Merrill Lynch Mortgage Investors, Inc.
0.322% due 09/25/2037		7	1
0.362% due 02/25/2037		485	221
Morgan Stanley ABS Capital
0.282% due 01/25/2037		74	74
0.302% due 05/25/2037		434	374
0.342% due 09/25/2036		55	44
1.042% due 07/25/2037		764	659
Morgan Stanley IXIS Real Estate Capital Trust
0.292% due 11/25/2036		13	4
Nautique Funding Ltd.
0.817% due 04/15/2020		1,925	1,766
Nelnet Education Loan Funding, Inc.
0.631% due 08/26/2019		3,463	3,429
Nelnet Student Loan Trust
1.260% due 07/25/2018		3,418	3,433
New Century Home Equity Loan Trust
0.422% due 05/25/2036		817	448
0.502% due 06/25/2035		82	78
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014		4,050	4,051
Olympic CLO Ltd.
0.983% due 05/15/2016		105	104
Option One Mortgage Loan Trust
0.302% due 07/25/2037		253	241
0.782% due 06/25/2032		31	25
0.782% due 08/25/2032		207	155
Panhandle-Plains Higher Education Authority, Inc.
1.598% due 10/01/2035		1,817	1,816
Park Place Securities, Inc.
0.502% due 09/25/2035		617	548
Plymouth Rock CLO Ltd.
1.998% due 02/16/2019		7,246	7,230
Popular ABS Mortgage Pass-Through Trust
0.332% due 06/25/2047		929	802
Race Point CLO
1.053% due 05/15/2015		148	148
Renaissance Home Equity Loan Trust
0.602% due 11/25/2034		281	213
0.682% due 08/25/2033		1,067	886
0.742% due 12/25/2033		507	409
Residential Asset Mortgage Products, Inc.
0.802% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.742% due 07/25/2032^		102	58
SACO, Inc.
0.362% due 05/25/2036		72	69
SC Germany Auto
0.625% due 07/10/2019	EUR	3,397	4,523
Securitized Asset-Backed Receivables LLC
0.282% due 01/25/2037		$125	108
0.372% due 05/25/2037^		1,263	652
Shasta CLO Ltd.
0.811% due 04/20/2013		700	695
SLC Student Loan Trust
0.504% due 09/15/2017		9,003	8,997
4.750% due 06/15/2033		6,101	5,927
SLM Student Loan Trust
0.560% due 07/25/2017		1,439	1,429
0.590% due 10/25/2019		6,888	6,886
0.630% due 04/27/2020		13,975	13,898
0.630% due 04/25/2022		27,117	26,895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.640% due 07/25/2019		$4,797	$4,757
0.640% due 04/25/2023		6,640	6,625
0.650% due 04/25/2022		2,110	2,106
0.680% due 01/27/2025		5,750	5,643
0.690% due 04/25/2017		551	551
0.690% due 04/25/2019		941	940
0.700% due 07/25/2018		23,163	23,157
0.700% due 01/27/2020		592	591
0.710% due 01/25/2021		14,346	14,327
0.942% due 01/25/2029		15,000	15,053
1.660% due 10/25/2016		1,502	1,516
2.060% due 04/25/2023		19,928	20,486
2.350% due 04/15/2039		3,396	3,422
3.500% due 08/17/2043		20,380	20,038
Soundview Home Equity Loan Trust
1.042% due 10/25/2037		17	17
Specialty Underwriting & Residential Finance
0.302% due 01/25/2038		302	273
0.922% due 01/25/2034		90	69
Structured Asset Securities Corp.
0.322% due 01/25/2037		86	85
0.342% due 01/25/2037		404	247
0.822% due 01/25/2033		1,222	1,028
1.742% due 04/25/2035		2,412	2,034
Volkswagen Car Lease
1.132% due 06/21/2016	EUR	4,020	5,368
1.552% due 08/21/2015		4,012	5,360
Washington Mutual Asset-Backed Certificates
0.302% due 10/25/2036		$139	88

Total Asset-Backed Securities (Cost $801,188)			788,365

SOVEREIGN ISSUES 3.4%
Bank of England Euro Note
1.375% due 03/07/2014		4,700	4,782
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		1,475	1,610
Export Development Canada
0.350% due 03/19/2013		15,000	14,999
Japan Finance Corp.
1.500% due 07/06/2012		17,800	17,839
Kommunalbanken A/S
0.853% due 03/27/2017		13,100	13,119
Korea Development Bank
4.375% due 08/10/2015		1,000	1,059
Mexico Government International Bond
6.250% due 06/16/2016	MXN	3,354,980	272,635
Province of Ontario Canada
1.600% due 09/21/2016		$15,100	15,242
1.875% due 11/19/2012		10,500	10,595
4.950% due 06/01/2012 (f)		7,669	7,722
Qatar Government International Bond
5.150% due 04/09/2014		6,875	7,399
Republic of Korea
4.250% due 06/01/2013		1,925	1,982

Total Sovereign Issues (Cost $356,057)			368,983

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 12/31/2049		328	2,456

Total Preferred Securities (Cost $3,489)			2,456

104	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 1.5%
Abbey National Treasury Services PLC
1.824% due 06/10/2013	$27,900	$27,533
Banco Bradesco S.A.
1.955% due 01/24/2013	48,000	48,373
Banco do Brasil S.A.
0.000% due 05/15/2012	37,000	36,944
0.000% due 03/26/2013	18,400	18,210
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	29,000	28,310

		159,370

COMMERCIAL PAPER 4.2%
British Telecommunications PLC
1.130% due 10/29/2012	51,500	51,170
Daimler Finance North America LLC
0.450% due 04/04/2012	1,534	1,534
Devon Energy Corp.
0.420% due 04/03/2012	5,500	5,500
0.430% due 04/17/2012	8,900	8,898
0.470% due 05/24/2012	17,500	17,488
Ford Motor Credit Co.
1.270% due 06/04/2012	49,500	49,477
Kells Funding LLC
0.340% due 04/12/2012	92,800	92,791
0.370% due 04/11/2012	86,100	86,092
0.605% due 05/25/2012	21,950	21,931

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vodafone Group PLC
0.960% due 05/02/2012	$85,400	$85,332
1.019% due 05/03/2012	8,500	8,493
1.130% due 08/23/2012	19,130	19,073

		447,779

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.050% due 04/02/2012	22,500	22,500
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $22,974. Repurchase proceeds are $22,500.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	4,345	4,345
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $4,435. Repurchase proceeds are $4,345.)

		26,845

SHORT-TERM NOTES 0.8%
Holmes Master Issuer PLC
0.372% due 07/15/2012	18,200	18,229
0.442% due 01/15/2013	21,900	21,943
Pacific Gas & Electric Co.
0.943% due 11/20/2012	38,600	38,684

		78,856

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 1.7%
0.101% due 05/07/2012	JPY	15,120,000	$182,657

U.S. TREASURY BILLS 0.1%
0.142% due 05/10/2012 - 03/07/2013 (b)(d)(e)		$14,082	14,072

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 3.7%
PIMCO Short-Term Floating NAV Portfolio		39,637,228	397,205
PIMCO Short-Term Floating NAV Portfolio III		500,911	5,012

			402,217

Total Short-Term Instruments (Cost $1,326,918)			1,311,796

Total Investments 107.2% (Cost $11,591,083)			$11,541,416

Other Assets and Liabilities (Net) (7.2%)			(777,019)

Net Assets 100.0%			$10,764,397

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $430 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(e)	Securities with an aggregate market value of $15,585 have been pledged as collateral as of March 31, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $407,641 at a weighted average interest rate of 0.125%. On March 31, 2012, securities valued at $271,725 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,090 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 2-Year Note March Futures	Short	04/2012	3,707	$762

(h)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbey National Treasury Services PLC	JPM	(3.000%	)	03/20/2014	2.496%	$	25,400	$(273)	$(423)	$150
Barclays Bank PLC	JPM	(1.000%	)	03/20/2014	1.162%		7,800	22	39	(17)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.003%		2,300	43	67	(24)
Credit Suisse	CBK	(1.000%	)	03/20/2015	1.206%		2,600	15	19	(4)
ING Bank NV	BRC	(1.000%	)	12/20/2013	1.505%	EUR	19,800	216	617	(401)
ING Bank NV	DUB	(1.000%	)	12/20/2013	1.505%		20,000	220	522	(302)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	2.859%	$	11,100	(42)	682	(724)
Lloyds TSB Bank PLC	JPM	(3.000%	)	03/20/2014	2.228%		48,550	(772)	(840)	68

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	105

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BOA	(1.000%	)	03/20/2014	2.627%	$	12,300	$377	$467	$(90)
Royal Bank of Scotland Group PLC	JPM	(3.000%	)	03/20/2014	2.174%		2,100	(36)	(33)	(3)
Royal Bank of Scotland Group PLC	MYC	(3.000%	)	03/20/2013	1.861%		56,000	(678)	(566)	(112)
Societe Generale S.A.	GST	(3.000%	)	06/20/2014	2.214%	EUR	9,300	(222)	188	(410)
Societe Generale S.A.	JPM	(3.000%	)	09/20/2013	2.046%	$	4,300	(63)	104	(167)

								$(1,193)	$843	$(2,036)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2013	0.782%	$	10,000	$25	$67	$(42)
Alcoa, Inc.	BRC	1.000%	12/20/2013	1.191%		2,200	(7)	(51)	44
Alcoa, Inc.	CBK	1.000%	03/20/2013	0.782%		23,000	57	150	(93)
Alcoa, Inc.	DUB	1.000%	03/20/2013	0.782%		5,000	13	33	(20)
Alcoa, Inc.	RYL	1.000%	03/20/2013	0.782%		9,600	24	73	(49)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	2.498%		1,000	7	(5)	12
Altria Group, Inc.	CBK	1.000%	12/20/2013	0.295%		1,000	12	12	0
Anheuser-Busch InBev Worldwide, Inc.	JPM	1.000%	12/20/2012	0.195%		13,100	82	28	54
ArcelorMittal	MYC	1.000%	06/20/2014	2.884%		70,000	(2,809)	(1,054)	(1,755)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2013	0.356%		10,000	115	123	(8)
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2013	0.356%		10,000	115	72	43
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.660%		600	84	11	73
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.660%		2,100	294	(48)	342
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.702%		1,100	164	18	146
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.660%		3,000	420	20	400
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	03/20/2014	0.657%		25,000	178	155	23
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2014	0.657%		10,500	75	41	34
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	03/20/2014	0.657%		10,500	75	53	22
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2014	0.657%		11,100	79	83	(4)
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2014	0.657%		25,000	178	75	103
Enbridge Energy Partners LP	BOA	0.280%	06/20/2012	0.251%		3,800	1	0	1
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	0.600%		3,800	(2)	0	(2)
Ensco PLC	FBF	1.000%	03/20/2014	0.653%		44,500	320	(331)	651
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	03/20/2013	0.447%		19,200	111	258	(147)
Kinder Morgan Energy Partners LP	BOA	0.290%	06/20/2012	0.426%		3,800	(1)	0	(1)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	0.357%		3,800	0	0	0
Rio Tinto Finance USA Ltd.	BOA	1.000%	06/20/2014	0.502%		13,447	154	(48)	202
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.254%		10,672	62	36	26
Rio Tinto Finance USA Ltd.	GST	1.000%	12/20/2012	0.254%		8,850	51	30	21
Rio Tinto Finance USA Ltd.	UAG	1.000%	06/20/2014	0.502%		900	11	(7)	18
Shell International Finance BV	CBK	1.000%	12/20/2012	0.079%		10,000	71	73	(2)
Teck Resources Ltd.	CBK	1.000%	03/20/2013	0.504%		19,600	102	257	(155)
Teck Resources Ltd.	MYC	1.000%	03/20/2013	0.504%		30,000	156	393	(237)

							$217	$517	$(300)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

106	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Cross-Currency Swaps
Receive	Pay	Maturity Date (5)	Counterparty		Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.214% based on the notional amount of currency received	04/15/2013	JPM	$	13,828	EUR	9,800	$667	$6	$661
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.231% based on the notional amount of currency received	12/20/2013	JPM		29,219		22,002	(411)	(139)	(272)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.261% based on the notional amount of currency received	02/04/2013	JPM		16,550		12,500	16,568	16,550	18
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.280% based on the notional amount of currency received	02/04/2013	JPM		6,314		4,800	(16,894)	(18,176)	1,282
Floating rate equal to 3-Month USD-LIBOR plus 0.475% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.260% based on the notional amount of currency received	01/31/2014	FBF		10,857		7,700	477	(104)	581
Floating rate equal to 3-Month USD-LIBOR plus 0.504% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.300% based on the notional amount of currency received	05/30/2014	FBF		10,826		7,700	429	(134)	563

								$836	$(1,997)	$2,833

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	BRC	$	22,687,800	$(708)	$0	$(708)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	CBK		9,819,500	(307)	0	(307)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	UAG		3,769,700	(118)	0	(118)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	BRC		22,687,800	(28)	(105)	77
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	CBK		9,819,500	(12)	(216)	204
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	UAG		3,769,700	(5)	0	(5)

							$(1,178)	$(321)	$(857)

(i)	Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	240	$0	$192
Sales	2,220	20,008,480	30,713
Closing Buys	(2,460)	(19,762,500)	(28,575)
Expirations	0	(245,980)	(2,330)
Exercised	0	0	0

Balance at 03/31/2012	0	$0	$0

(j)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	236	04/2012	BSN	$0	$(4)	$(4)
Buy		15,867	04/2012	HUS	0	(373)	(373)
Sell		111,171	04/2012	HUS	3,592	0	3,592
Sell		10,774	08/2012	CBK	0	(999)	(999)
Sell	BRL	2,134	04/2012	JPM	58	0	58
Buy		2,134	04/2012	MSC	0	(68)	(68)
Sell		2,134	06/2012	MSC	67	0	67
Sell	CAD	32,559	06/2012	BRC	282	0	282
Buy		3,033	06/2012	CBK	0	(12)	(12)
Buy	CNY	126,491	06/2012	DUB	0	(101)	(101)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	107

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	126,491	06/2012	HUS	$83	$0	$83
Buy		91,458	10/2012	CBK	77	0	77
Sell		91,458	10/2012	HUS	110	0	110
Buy		67,909	02/2013	DUB	0	(1)	(1)
Sell		60,735	02/2013	HUS	81	0	81
Buy		80,000	02/2013	JPM	30	0	30
Sell		181,499	02/2013	JPM	24	0	24
Buy		94,324	02/2013	RYL	51	0	51
Buy		24,000	08/2013	DUB	0	(47)	(47)
Sell		60,000	08/2013	HUS	75	0	75
Buy		17,000	08/2013	RYL	0	(22)	(22)
Buy		19,000	08/2013	UAG	0	(31)	(31)
Sell	EUR	59,413	04/2012	BRC	0	(3,187)	(3,187)
Sell		64,411	04/2012	CBK	556	(3,257)	(2,701)
Buy		3,980	04/2012	DUB	26	0	26
Sell		6	04/2012	DUB	0	0	0
Buy		3,787	04/2012	JPM	31	0	31
Sell		4,959	04/2012	JPM	356	0	356
Sell		3,993	04/2012	RYL	0	(5)	(5)
Sell		66,689	06/2012	CBK	5,517	0	5,517
Sell		3,980	06/2012	DUB	0	(26)	(26)
Buy		29,337	07/2012	BOA	3	(2,328)	(2,325)
Sell		29,337	07/2012	BOA	0	(723)	(723)
Buy		21,946	07/2012	BPS	0	(1,418)	(1,418)
Sell		40,499	07/2012	BPS	3,145	0	3,145
Buy		77,105	07/2012	BRC	3,633	0	3,633
Sell		28,884	07/2012	BRC	2,157	0	2,157
Sell		5,004	07/2012	BSN	0	(119)	(119)
Buy		190,427	07/2012	CBK	1,001	(1,138)	(137)
Sell		29,898	07/2012	CBK	2,046	0	2,046
Buy		7,234	07/2012	DUB	119	(47)	72
Sell		248,529	07/2012	DUB	139	(16,480)	(16,341)
Buy		1,890	07/2012	FBF	0	(134)	(134)
Sell		2,531	07/2012	HUS	210	0	210
Buy		93,019	07/2012	JPM	784	0	784
Sell		205,692	07/2012	JPM	3,634	(339)	3,295
Buy		52,315	07/2012	MSC	241	0	241
Buy		48,580	07/2012	RBC	84	(654)	(570)
Sell		38,038	07/2012	RBC	823	0	823
Buy		9,949	07/2012	RYL	0	(840)	(840)
Sell		85,668	07/2012	RYL	114	(2,038)	(1,924)
Buy		45,550	07/2012	UAG	527	(570)	(43)
Sell		1,823	07/2012	UAG	0	(28)	(28)
Buy	GBP	1,572	04/2012	GST	51	0	51
Buy		1,596	05/2012	CBK	0	(1)	(1)
Sell	JPY	6,218,086	05/2012	BRC	6,497	0	6,497
Sell		7,175,048	05/2012	DUB	7,534	0	7,534
Sell		1,726,865	05/2012	JPM	1,817	0	1,817
Sell		79,435	06/2012	CBK	3	0	3
Sell	MXN	99,561	05/2012	UAG	0	(12)	(12)
Sell		18,015	06/2012	DUB	0	(3)	(3)
Buy		132	06/2012	HUS	0	0	0
Sell		2,167,395	06/2012	JPM	0	(1,138)	(1,138)

					$45,578	$(36,143)	$9,435

108	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$48,971	$0	$48,971
Corporate Bonds & Notes
Banking & Finance	0	2,238,583	18,947	2,257,530
Industrials	0	1,840,089	17,436	1,857,525
Utilities	0	339,809	0	339,809
Convertible Bonds & Notes
Industrials	0	35,024	0	35,024
Municipal Bonds & Notes
Arkansas	0	7,210	0	7,210
California	0	31,894	0	31,894
New Jersey	0	12,513	0	12,513
New York	0	15,734	0	15,734
South Carolina	0	7,460	0	7,460
U.S. Government Agencies	0	2,757,286	173,740	2,931,026
U.S. Treasury Obligations	0	756,662	0	756,662
Mortgage-Backed Securities	0	768,172	286	768,458
Asset-Backed Securities	0	748,642	39,723	788,365
Sovereign Issues	0	368,983	0	368,983
Preferred Securities
Banking & Finance	0	0	2,456	2,456
Short-Term Instruments
Certificates of Deposit	0	159,370	0	159,370
Commercial Paper	0	447,779	0	447,779

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Repurchase Agreements	$0	$26,845	$0	$26,845
Short-Term Notes	0	78,856	0	78,856
Japan Treasury Bills	0	182,657	0	182,657
U.S. Treasury Bills	0	14,072	0	14,072
PIMCO Short-Term Floating NAV Portfolios	402,217	0	0	402,217
	$402,217	$10,886,611	$252,588	$11,541,416

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,433	0	2,433
Foreign Exchange Contracts	0	48,683	0	48,683
Interest Rate Contracts	762	0	281	1,043
	$762	$51,116	$281	$52,159

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,769)	0	(4,769)
Foreign Exchange Contracts	0	(36,415)	0	(36,415)
Interest Rate Contracts	0	(1,133)	(5)	(1,138)
	$0	$(42,317)	$(5)	$(42,322)

Totals	$402,979	$10,895,410	$252,864	$11,551,253

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Bank Loan Obligations	$11,409	$0	$(11,500)	$0	$0	$91	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	95,923	29,663	(7,943)	5	26	(2,511)	0	(96,216)	18,947	(18)
Industrials	72,070	27,388	(79,787)	(869)	(1,480)	114	0	0	17,436	(60)
U.S. Government Agencies	206,844	10,577	(43,609)	0	0	(72)	0	0	173,740	(69)
Mortgage-Backed Securities	1,073	0	(782)	1	13	(19)	0	0	286	(21)
Asset-Backed Securities	40,325	24,478	(14,292)	99	142	(290)	9,396	(20,135)	39,723	(554)
Preferred Securities
Banking & Finance	75,691	0	(73,246)	0	0	11	0	0	2,456	(36)

	$503,335	$92,106	$(231,159)	$(764)	$(1,299)	$(2,676)	$9,396	$(116,351)	$252,588	$(758)

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$0	$0	$0	$0	$0	$281	$0	$0	$281	$281

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$0	$0	$0	$(5)	$0	$0	$(5)	$(5)

Totals	$503,335	$92,106	$(231,159)	$(764)	$(1,299)	$(2,400)	$9,396	$(116,351)	$252,864	$(482)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	109

Schedule of Investments PIMCO Short-Term Fund (Cont.)

March 31, 2012

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$116	$116
Unrealized appreciation on foreign currency contracts	0	0	0	45,578	0	45,578
Unrealized appreciation on OTC swap agreements	0	2,433	0	3,105	281	5,819

	$0	$2,433	$0	$48,683	$397	$51,513

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$36,143	$0	$36,143
Unrealized depreciation on OTC swap agreements	0	4,769	0	272	1,138	6,179

	$0	$4,769	$0	$36,415	$1,138	$42,322

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(6,244)	$(6,244)
Net realized gain on futures contracts	0	0	0	0	4,829	4,829
Net realized gain on written options	0	0	0	2,330	8,276	10,606
Net realized gain (loss) on swaps	0	5,333	0	(1,202)	1,493	5,624
Net realized gain on foreign currency transactions	0	0	0	50,016	0	50,016

	$0	$5,333	$0	$51,144	$8,354	$64,831

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$762	$762
Net change in unrealized (depreciation) on written options	0	0	0	0	(10)	(10)
Net change in unrealized appreciation (depreciation) on swaps	0	(5,957)	0	6,735	(2,264)	(1,486)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	21,388	0	21,388

	$0	$(5,957)	$0	$28,123	$(1,512)	$20,654

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $762 as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2,519)	$2,522	$3
BPS	1,863	(2,120)	(257)
BRC	8,991	(9,250)	(259)
BSN	(123)	0	(123)
CBK	3,815	(3,610)	205
DUB	(8,395)	7,566	(829)
FBF	1,167	(1,300)	(133)
GST	338	(300)	38
HUS	3,857	(3,830)	27
JPM	4,567	(6,020)	(1,453)
MSC	240	(725)	(485)
MYC	(3,173)	24	(3,149)
RBC	253	0	253
RYL	(2,538)	2,078	(460)
UAG	(226)	300	74

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

110	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of eight funds (each a “Fund” and collectively the “Funds”) offered by the Trust. As of March 31, 2012, the PIMCO Government Money Market Fund is the only fund in the Trust to offer Class M shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  For all Funds except the PIMCO Government Money Market Fund, the Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. The NAV of the PIMCO Government Money Market Fund is valued at 5:30 p.m., Eastern time, on each day that the NYSE and Federal Reserve Bank of New York are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

ANNUAL REPORT	MARCH 31, 2012	111

Notes to Financial Statements (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management anticipates certain Funds may recognize additional borrowing expense (interest expense) as a result of the change of accounting treatment. The magnitude of this change has not been determined at this time.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2011, FASB issued an ASU to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

112	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2012

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2012	113

Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value  The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser (the “Adviser”), Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses these fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the

Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A

114	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2012

Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At the end of the period March 31, 2012, the PIMCO Investment Grade Corporate Bond Fund had $3,840,000 in unfunded loan commitments outstanding.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a

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trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(i) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made

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conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are

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exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

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Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each

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individual credit default swap agreement outstanding as of March 31, 2012 for which a Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

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Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers

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Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), formerly known as Allianz Global Investors of America L.P., and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class M	Class P	Administrative Class	Class D (1)		A, B, C and R Classes
PIMCO Government Money Market Fund	0.12%	N/A	0.06%	0.16%	N/A	N/A		0.21%
PIMCO Investment Grade Corporate Bond Fund	0.25%	0.25%	N/A	0.35%	0.25%	0.65%		0.40%
PIMCO Low Duration Fund	0.25%	0.21%	N/A	0.31%	0.21%	0.50%		0.30%	(3)
PIMCO Low Duration Fund II	0.25%	0.25%	N/A	0.35%	0.25%	N/A		N/A
PIMCO Low Duration Fund III	0.25%	0.25%	N/A	0.35%	0.25%	N/A		N/A
PIMCO Moderate Duration Fund	0.25%	0.21%	N/A	0.31%	N/A	N/A		N/A
PIMCO Money Market Fund	0.12%	0.20%	N/A	N/A	0.20%	N/A		0.35%
PIMCO Short-Term Fund	0.25%	0.20%	N/A	0.30%	0.20%	0.45%	(2)	0.20%	(4)

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	Effective May 1, 2011, the class’s Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(3)	Effective May 1, 2011, the class’s Supervisory and Administrative Fee was reduced by 0.05% to 0.30% per annum.
(4)	Effective May 1, 2011, the class’s Supervisory and Administrative Fee was reduced by 0.10% to 0.20% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up

122	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2012

to twelve months beyond the date in which they are incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2012.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates the Distributor or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
PIMCO Low Duration and PIMCO Short-Term Funds	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
PIMCO Government Money Market Fund	0.25%	—
All Other Funds	0.25%	0.25%

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2012, the Distributor received $18,790,288 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit;

(vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the PIMCO Government Money Market and PIMCO Money Market Funds, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with such funds (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of a Fund’s Supervisory and Administrative Fee, any service fees applicable to a class of a Fund, or to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield. As of March 31, 2012, the recoverable amount to PIMCO for the PIMCO Government Money Market and PIMCO Money Market Funds was $534,617 and $3,262,650, respectively.

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related

ANNUAL REPORT	MARCH 31, 2012	123

Notes to Financial Statements (Cont.)

expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Investment Grade Corporate Bond Fund	$119,725	$430,301
PIMCO Low Duration Fund	3,136,012	4,703,465
PIMCO Low Duration Fund II	21,616	69,393
PIMCO Low Duration Fund III	836	20,327
PIMCO Moderate Duration Fund	489,701	477,628
PIMCO Money Market Fund	3,987	0
PIMCO Short-Term Fund	1,477,658	2,590,463

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended March 31, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Fund Name	Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2012	Dividend Income
PIMCO Investment Grade Corporate Bond Fund	$329,793	$2,586,893	$(1,713,200)	$(37)	$414	$1,203,863	$2,092
PIMCO Low Duration Fund	5,523,213	12,329,728	(17,370,600)	(2,397)	(247)	479,697	12,929
PIMCO Low Duration Fund II	133,539	936,112	(997,300)	(83)	(22)	72,246	612
PIMCO Low Duration Fund III	66,287	179,062	(213,900)	(11)	(2)	31,436	162
PIMCO Moderate Duration Fund	690,229	1,822,454	(2,321,700)	(198)	(81)	190,704	1,654
PIMCO Short-Term Fund	772,736	6,223,391	(6,599,400)	494	(16)	397,205	3,390

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2012	Dividend Income
PIMCO Low Duration Fund II	$0	$42,305	$0	$0	$0	$42,305	$5
PIMCO Moderate Duration Fund	0	136,503	(136,300)	0	0	203	3
PIMCO Short-Term Fund	0	5,010	0	0	2	5,012	1

124	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2012

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Investment Grade Corporate Bond Fund	$6,735,438	$4,939,023	$1,968,903	$2,552,205
PIMCO Low Duration Fund	85,775,742	70,962,981	6,675,783	10,273,728
PIMCO Low Duration Fund II	7,821,458	7,082,523	176,033	104,222
PIMCO Low Duration Fund III	1,113,219	963,221	63,987	72,966
PIMCO Moderate Duration Fund	8,080,881	7,062,687	995,592	1,027,678
PIMCO Short-Term Fund	28,508,244	27,815,701	6,999,766	8,626,510

ANNUAL REPORT	MARCH 31, 2012	125

Notes to Financial Statements (Cont.)

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Government Money Market Fund (1)				PIMCO Investment Grade Corporate Bond Fund (2)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0	178,128	$1,891,682	152,819	$1,709,441
Class M	340,485	340,484	654,862	654,862	0	0	0	0
Class P	1,886	1,885	229	229	30,122	318,947	14,822	165,111
Administrative Class	0	0	0	0	26,927	283,258	2,704	30,041
Class D	0	0	0	0	38,779	410,998	27,790	314,417
Class A	6,368	6,369	5,627	5,627	73,735	780,799	42,469	475,858
Class B	0	0	0	0	0	0	0	0
Class C	5,767	5,767	2,528	2,528	28,231	298,593	20,147	226,909
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	0	0	26,997	283,340	49,618	530,302
Class M	176	176	50	50	0	0	0	0
Class P	0	0	0	0	1,080	11,302	652	6,955
Administrative Class	0	0	0	0	1,339	13,954	564	6,024
Class D	0	0	0	0	2,997	31,440	4,481	47,827
Class A	1	1	0	0	5,694	59,688	8,100	86,317
Class B	0	0	0	0	0	0	0	0
Class C	1	1	0	0	2,305	24,133	3,898	41,407
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	0	0	0	0	(180,652)	(1,904,510)	(230,654)	(2,564,327)
Class M	(714,804)	(714,804)	(97,878)	(97,878)	0	0	0	0
Class P	(1,378)	(1,378)	(227)	(227)	(8,184)	(86,612)	(13,842)	(153,470)
Administrative Class	0	0	0	0	(16,288)	(171,596)	(3,915)	(43,769)
Class D	0	0	0	0	(19,514)	(206,590)	(27,842)	(309,226)
Class A	(2,931)	(2,931)	(3,259)	(3,259)	(31,614)	(335,055)	(37,282)	(410,069)
Class B	0	0	0	0	0	0	0	0
Class C	(5,333)	(5,333)	(1,426)	(1,427)	(9,705)	(102,893)	(13,891)	(152,360)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(369,762)	$(369,763)	560,506	$560,505	150,377	$1,600,878	638	$7,388

126	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2012

PIMCO Low Duration Fund				PIMCO Low Duration Fund II (3)				PIMCO Low Duration Fund III (4)
Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

578,656	$6,036,327	825,755	$8,664,591	52,518	$525,131	21,015	$211,967	7,395	$73,188	6,213	$61,344
0	0	0	0	0	0	0	0	0	0	0	0
53,619	557,674	77,319	808,577	65	652	88	871	185	1,821	241	2,364
23,635	246,402	50,956	535,025	1,272	12,691	282	2,825	37	366	24	236
62,192	649,080	110,605	1,161,795	0	0	0	0	0	0	0	0
146,877	1,531,569	206,880	2,172,427	0	0	0	0	0	0	0	0
68	716	494	5,164	0	0	0	0	0	0	0	0
23,681	246,739	39,957	419,270	0	0	0	0	0	0	0	0
6,070	63,104	8,456	88,609	0	0	0	0	0	0	0	0

30,715	319,058	45,195	471,650	1,256	12,577	1,636	16,442	580	5,727	569	5,611
0	0	0	0	0	0	0	0	0	0	0	0
1,334	13,848	960	10,020	2	16	0	3	5	54	1	7
1,209	12,575	3,700	38,596	40	407	50	503	1	9	1	12
4,195	43,560	5,858	61,096	0	0	0	0	0	0	0	0
7,033	73,024	10,190	106,265	0	0	0	0	0	0	0	0
18	187	104	1,081	0	0	0	0	0	0	0	0
1,367	14,193	2,154	22,445	0	0	0	0	0	0	0	0
214	2,223	247	2,574	0	0	0	0	0	0	0	0

(621,428)	(6,470,215)	(742,261)	(7,781,706)	(18,140)	(181,331)	(27,692)	(279,780)	(5,956)	(58,803)	(5,043)	(49,743)
0	0	0	0	0	0	0	0	0	0	0	0
(43,043)	(447,753)	(44,609)	(468,095)	(79)	(793)	(7)	(69)	(89)	(879)	(17)	(163)
(60,384)	(632,400)	(61,834)	(646,389)	(220)	(2,210)	(335)	(3,354)	(1)	(9)	(43)	(432)
(68,413)	(711,675)	(76,343)	(800,780)	0	0	0	0	0	0	0	0
(157,231)	(1,635,804)	(181,959)	(1,908,422)	0	0	0	0	0	0	0	0
(2,384)	(24,895)	(5,374)	(56,500)	0	0	0	0	0	0	0	0
(27,053)	(281,817)	(25,089)	(262,977)	0	0	0	0	0	0	0	0
(4,311)	(44,889)	(3,244)	(34,057)	0	0	0	0	0	0	0	0
(43,364)	$(439,169)	248,117	$2,610,259	36,714	$367,140	(4,963)	$(50,592)	2,157	$21,474	1,946	$19,236

ANNUAL REPORT	MARCH 31, 2012	127

Notes to Financial Statements (Cont.)

	PIMCO Moderate Duration Fund				PIMCO Money Market Fund (5)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	64,231	$691,495	46,995	$510,808	1,468,099	$1,468,099	1,204,792	$1,204,792
Class M	0	0	0	0	0	0	0	0
Class P	3,733	40,265	76	810	0	0	0	0
Administrative Class	0	0	0	0	188,318	188,318	16,633	16,633
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	229,410	229,410	281,325	281,325
Class B	0	0	0	0	3,314	3,314	7,670	7,670
Class C	0	0	0	0	148,834	148,834	156,458	156,458
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	8,669	92,453	12,329	131,993	120	120	182	182
Class M	0	0	0	0	0	0	0	0
Class P	100	1,061	0	4	0	0	0	0
Administrative Class	0	0	0	0	22	22	21	21
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	109	109	101	101
Class B	0	0	0	0	5	5	10	10
Class C	0	0	0	0	53	53	44	44
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(57,731)	(618,483)	(30,670)	(332,730)	(1,381,644)	(1,381,644)	(1,086,271)	(1,086,271)
Class M	0	0	0	0	0	0	0	0
Class P	(517)	(5,531)	0	(4)	0	0	0	0
Administrative Class	0	0	0	0	(34,224)	(34,224)	(26,256)	(26,256)
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	(244,858)	(244,858)	(247,276)	(247,276)
Class B	0	0	0	0	(9,389)	(9,389)	(28,856)	(28,856)
Class C	0	0	0	0	(164,827)	(164,827)	(124,142)	(124,142)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	18,485	$201,260	28,730	$310,881	203,342	$203,342	154,435	$154,435

(1)	As of March 31, 2012, 3 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 46% of the Fund.
(2)	As of March 31, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 12% of the Fund.
(3)	As of March 31, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 30% of the Fund.
(4)	As of March 31, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 30% of the Fund.
(5)	As of March 31, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 29% of the Fund.

128	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2012

PIMCO Short-Term Fund
Year Ended 03/31/2012		Year Ended 03/31/2011
Shares	Amount	Shares	Amount

397,173	$3,903,827	745,818	$7,373,340
0	0	0	0
44,721	437,265	27,537	272,204
146,180	1,432,525	132,395	1,310,167
22,915	225,304	35,783	353,809
70,852	695,553	89,956	889,303
107	1,055	118	1,160
4,430	43,425	11,403	112,688
462	4,537	604	5,976

12,732	124,260	9,209	91,003
0	0	0	0
647	6,305	280	2,762
5,388	52,516	3,299	32,590
929	9,062	614	6,061
2,168	21,137	1,495	14,764
2	20	1	13
311	3,035	194	1,919
9	85	6	54

(488,251)	(4,790,871)	(669,828)	(6,623,844)
0	0	0	0
(22,971)	(225,019)	(25,289)	(250,012)
(116,039)	(1,137,624)	(159,122)	(1,572,980)
(33,766)	(330,737)	(38,478)	(380,406)
(101,013)	(989,659)	(115,885)	(1,145,951)
(271)	(2,670)	(350)	(3,464)
(10,484)	(102,892)	(13,562)	(134,125)
(533)	(5,231)	(433)	(4,277)
(64,302)	$(624,792)	35,765	$352,754

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

ANNUAL REPORT	MARCH 31, 2012	129

Notes to Financial Statements (Cont.)

As of March 31, 2012, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)	Qualified Late-Year Loss Deferral
PIMCO Government Money Market Fund	$41	$0	$0	$(9)	$0	$0	$0
PIMCO Investment Grade Corporate Bond Fund	46,077	34,020	345,299	(21,318)	0	0	0
PIMCO Low Duration Fund	179,859	0	226,985	(212,849)	(161)	0	0
PIMCO Low Duration Fund II	772	3,765	3,735	(273)	0	0	0
PIMCO Low Duration Fund III	0	990	2,062	(151)	0	0	0
PIMCO Moderate Duration Fund	2,522	6,166	65,839	(2,595)	0	0	0
PIMCO Money Market Fund	28	0	0	(2)	0	0	0
PIMCO Short-Term Fund	3,583	0	(49,629)	(13,802)	0	(3,091)	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2011 through March 31, 2012 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Under the recently enacted Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. Note that post-enactment losses must be used before pre-enactment losses are used. As of March 31, 2012, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Low Duration Fund	$161	$0

As of March 31, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
PIMCO Government Money Market Fund	$476,670	$0	$0	$0
PIMCO Investment Grade Corporate Bond Fund	7,692,100	340,959	(59,572)	281,387
PIMCO Low Duration Fund	25,681,241	284,995	(158,548)	126,447
PIMCO Low Duration Fund II	1,138,407	7,020	(5,274)	1,746
PIMCO Low Duration Fund III	334,088	3,230	(2,311)	919
PIMCO Moderate Duration Fund	2,848,560	71,822	(16,183)	55,639
PIMCO Money Market Fund	716,513	0	0	0
PIMCO Short-Term Fund	11,591,796	65,460	(115,840)	(50,380)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, interest only basis adjustments, and contingent payment debt instruments for federal income tax purposes.

130	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2012

For the fiscal years ended March 31, 2012 and March 31, 2011, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2012			March 31, 2011
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital
PIMCO Government Money Market Fund	$188	$0	$0	$60	$0	$0
PIMCO Investment Grade Corporate Bond Fund	353,076	153,028	0	590,767	281,536	0
PIMCO Low Duration Fund	542,402	7,972	0	762,446	64,500	0
PIMCO Low Duration Fund II	15,005	0	0	17,633	2,621	0
PIMCO Low Duration Fund III	6,020	421	0	4,762	1,259	0
PIMCO Moderate Duration Fund	84,486	22,475	0	133,468	18,155	0
PIMCO Money Market Fund	346	0	0	399	0	0
PIMCO Short-Term Fund	197,793	31,617	0	137,307	27,071	0

(6)	Includes short-term capital gains, if any, distributed.

14. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were available to be issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

ANNUAL REPORT	MARCH 31, 2012	131

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of PIMCO Government Money Market Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration Fund III, PIMCO Moderate Duration Fund, PIMCO Money Market Fund and PIMCO Short-Term Fund (eight series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2012

132	PIMCO SHORT DURATION STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	INR	Indian Rupee	PHP	Philippine Peso
CAD	Canadian Dollar	JPY	Japanese Yen	RUB	Russian Ruble
CHF	Swiss Franc	KRW	South Korean Won	SEK	Swedish Krona
CNY	Chinese Renminbi	MXN	Mexican Peso	SGD	Singapore Dollar
EUR	Euro	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
GBP	British Pound	NOK	Norwegian Krone	USD (or $)	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BABs	Build America Bonds	CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBSW	Bank Bill Swap Reference Rate	FDIC	Federal Deposit Insurance Corp.

ANNUAL REPORT	MARCH 31, 2012	133

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2012) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2012 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2012 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO Government Money Market Fund	0.00%	0.00%	$188	$0
PIMCO Investment Grade Corporate Bond Fund	0.78%	0.78%	179,504	47,361
PIMCO Low Duration Fund	1.52%	1.52%	330,214	0
PIMCO Low Duration Fund II	0.59%	0.59%	12,750	77
PIMCO Low Duration Fund III	0.12%	0.12%	3,062	250
PIMCO Moderate Duration Fund	2.77%	2.77%	41,365	6,824
PIMCO Money Market Fund	0.00%	0.00%	346	0
PIMCO Short-Term Fund	2.48%	2.48%	75,391	17,478

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2013, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2012.

134	PIMCO SHORT DURATION STRATEGY FUNDS

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call the Trust at 1-866-746-2602 or visit our website at www.pimco.com/investments.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director and member of Executive Committee, PIMCO.	161	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust; Chairman and Trustee, PIMCO Equity Series; Chairman and Trustee, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present); Formerly, Chairman and Director, PCM Fund, Inc. Formerly Chairman and Director PIMCO Strategic Global Government Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to present	Managing Director, Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management L.P.	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to present	Private Investor. Formerly, President, Houston Zoo.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	04/1987 to 02/1993 and 02/1995 to present	Private Investor.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT; Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies).	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Formerly, Director, Ameron International (manufacturing). Formerly Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	155	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (1938) Trustee	07/1993 to 02/1995 and 08/1995 to present	Private Investor.	155	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2012	135

Management of the Trust (Cont.)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (1959) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO and Senior Vice President, PIMCO.

William H. Gross (1944) Senior Vice President	04/1987 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (1962) Vice President-Senior Counsel, Secretary	05/2005 to present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (1970) Vice President	05/2008 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Eric D. Johnson (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

John P. Hardaway (1957) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

136	PIMCO SHORT DURATION STRATEGY FUNDS

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder invested. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transaction with a shareholder, information captured on the Funds’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

ANNUAL REPORT	MARCH 31, 2012	137

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF3004AR_033112

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2012

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Tax Managed Real Return Fund

PIMCO Unconstrained Tax Managed Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		14
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		28
Statements of Operations		32
Statements of Changes in Net Assets		34
Notes to Financial Statements		85
Report of Independent Registered Public Accounting Firm		103
Glossary		104
Federal Income Tax Information		105
Management of the Trust		106
Privacy Policy		108

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	6	36
PIMCO California Short Duration Municipal Income Fund	7	39
PIMCO High Yield Municipal Bond Fund	8	44
PIMCO Municipal Bond Fund	9	51
PIMCO New York Municipal Bond Fund	10	57
PIMCO Short Duration Municipal Income Fund	11	61
PIMCO Tax Managed Real Return Fund	12	67
PIMCO Unconstrained Tax Managed Bond Fund	13	72

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

During the reporting period, market volatility reached a state of heightened intensity brought on by a number of diverse yet inter-related events. In response, investors oscillated between being either “risk on” or “risk off” throughout the period, which further contributed to overall market volatility. The European sovereign debt crisis, in particular, amplified global concerns over a Greek default, systemic contagion to the rest of the region and the negative impact such a sovereign default (or defaults) would have on the global banking sector. The European Central Bank initiated a number of long-term debt refinancing programs, via large injections of liquidity, to help contain the crisis and stabilize the European banking system. Nonetheless, several Eurozone countries struggled to implement austerity measures mandated by interim technocratic governments, which led to sovereign debt downgrades by the major rating agencies.

In early March, Greece completed an orderly debt swap with private creditors and worked towards restructuring the majority of its public debt. The European Union, via the European Central Bank, agreed to provide Greece with billions of euros in financing over time to help recapitalize Greek banks and support the government. This “organized Greek default” (orchestrated via coordinated efforts globally) contributed to improved investor confidence. However, we believe the European sovereign debt crisis is far from over and should remain a factor causing continued sovereign credit market downside. The Eurozone crisis highlights a number of problems facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, currency rigidity, and high sovereign debt levels.

Within the U.S., polarization in Washington led to political theatrics over the debt ceiling debate. At its most recent conclusion, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s, highlighting the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Expanded quantitative easing policies by the Federal Reserve helped provide needed stimulus to a struggling economy and better than expected automobile and manufacturing output provided signs of modest improvement for the U.S. economy. In addition, the overall rate of U.S. unemployment declined over the period, which was an encouraging development though far from being at a level near full employment.

Finally, ongoing social unrest and political uncertainty in the Middle East and North Africa caused instability in the region. The uprising in Syria and Iran’s “saber rattling” in response to Western economic sanctions continue to cause concern worldwide. Most troublesome, the rising tension between Iran and Israel exerted upward pressure on oil prices at a time when the global economy is beginning to show clear signs of slowdown from its 2009-2011 cyclic uptick.

The heightened unpredictability inherent in the markets today present investors with an unusual set of global dynamics that exhibit both increased risks and challenges but also potential opportunities. We believe that such unpredictability can translate into strategies that are generally defensive in nature yet are also flexible enough to be offensive as investment opportunities arise globally. Investor paralysis has never been a legitimate investment option.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower (and prices therefore higher) as investors favored higher quality assets due primarily to ongoing concerns over the European sovereign debt crisis. The yield on the benchmark ten-year U.S. Treasury note yielded 2.21%, or 1.26% lower than on March 31, 2011. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the European Central Bank reduced its main policy rate to 1.00%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 7.71% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 12.20%, as represented by the Barclays Capital U.S. TIPS Index. TIPS gained on lower real yields across the maturity curve, as shorter maturity real yields fell significantly due to rising crude oil prices towards the latter part of the period. Longer-dated real yields rallied

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

following “Operation Twist” as well as due to strong institutional demand for the asset class. TIPS outperformed nominal U.S. Treasuries; while real and nominal yields rallied fairly in-line with each other, TIPS benefited from strong inflation accruals as inflation ran close to 3% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries due to healthy demand from investors (namely banks, money managers, real estate investment trusts (“REITs”), and non-U.S. institutions) as well as from diminished fears of a widespread refinancing wave. Commercial mortgage-backed securities (“CMBS”) also outperformed like-duration U.S. Treasuries amid strong investor demand for high-quality spread investments.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns over the period. The positive returns were largely driven by heavy inflows into the market on declining investor concerns over widespread municipal defaults. Municipal returns were also supported by a relatively light new-issue calendar over the period. Demand for BABs remained strong as these securities continue to provide attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Investor risk sentiment changed periodically during the reporting period. When risk appetite did emerge, emerging market (“EM”) local sovereign debt and local currencies performed well. However, the period was predominately risk-off, driven largely by the European sovereign debt crisis, and U.S. dollar-denominated EM sovereign debt therefore outperformed other EM asset classes over the entire reporting period as investors sought some relative safety. Each EM fixed income asset class posted positive returns over the period except for EM currencies, which tend to be most responsive to changes in global risk sentiment.

■

U.S. equities, as measured by the S&P 500 Index, returned 8.54% due to increased investor risk appetite towards the latter part of the period. However, global equities, as represented by the MSCI World Index, returned 0.56%, and overall performance was impacted by investor concerns over the European sovereign debt crisis. Similar concerns also impacted returns of emerging market equities, as measured by the MSCI Emerging Markets Index, which declined 8.80% for the period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 21, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2012	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. Income from the PIMCO Unconstrained Tax Managed Bond Fund and the PIMCO Tax Managed Real Return Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return table and

Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. However, the Average Annual Total Return table for the PIMCO Unconstrained Tax Managed Bond Fund and the PIMCO Tax Managed Real Return Fund each disclose returns after taxes on Fund distributions. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	01/31/00	10/19/99	—	08/31/09
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	08/31/06	—	08/31/09
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	—	07/31/06	07/31/06	—	12/29/06
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	09/30/98	04/08/98	04/01/98	04/01/98	04/01/98
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	—	01/31/00	10/19/99	—	08/31/09
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	10/22/02	01/31/00	03/28/02	—	03/28/02
PIMCO Tax Managed Real Return Fund	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09
PIMCO Unconstrained Tax Managed Bond Fund	01/30/09	01/30/09	09/10/09	—	01/30/09	01/30/09	—	01/30/09

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, and Class C shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (866) 746-2602, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (866) 746-2602 and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2012	5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
Class P - PCIPX	Class C - PCFCX
Class D - PCIDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

California	96.2%
Short-Term Instruments	3.6%
New Jersey	0.2%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	7.81%	3.53%	3.67%	4.32%
PIMCO California Intermediate Municipal Bond Fund Class P	7.70%	3.42%	3.57%	4.24%
PIMCO California Intermediate Municipal Bond Fund Class D	7.45%	3.18%	3.30%	3.95%
PIMCO California Intermediate Municipal Bond Fund Class A	7.45%	3.18%	3.29%	3.94%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	3.42%	2.55%	2.97%	3.69%
PIMCO California Intermediate Municipal Bond Fund Class C	6.65%	2.42%	2.56%	3.22%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	5.65%	2.42%	2.56%	3.22%
Barclays Capital California Intermediate Municipal Bond Index	10.70%	6.21%	5.51%	5.57%
Lipper California Intermediate Municipal Debt Funds Average	9.46%	4.36%	4.12%	4.60%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index over the reporting period, which detracted from performance as municipal bond yields declined.

»	An overweight exposure to healthcare and special-tax municipal bonds enhanced performance as these sectors outperformed the broader municipal bond index during the reporting period.

»

An overweight exposure to water and sewer and electric utility municipal sectors detracted from performance as these municipal sectors underperformed the broader municipal bond index during the reporting period.

»	An overweight exposure to California municipal bonds enhanced performance as they outperformed the general municipal bond index during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2012 was 1.97%. The yield was 3.39% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective CA state tax rate of 6.86%, or 2.22% assuming a federal tax rate of 10.00% and an effective CA state tax rate of 1.125%. Your tax adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
Class P - PCDPX	Class C - PCSCX
Class D - PCDDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡
California	91.6%
Puerto Rico	1.2%
Pennsylvania	0.3%
New York	0.3%
Other	6.6%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.72%	2.29%	2.47%
PIMCO California Short Duration Municipal Income Fund Class P	0.62%	2.19%	2.37%
PIMCO California Short Duration Municipal Income Fund Class D	0.31%	1.87%	2.06%
PIMCO California Short Duration Municipal Income Fund Class A	0.31%	1.87%	2.06%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-1.94%	1.41%	1.64%
PIMCO California Short Duration Municipal Income Fund Class C	0.01%	1.54%	1.72%
PIMCO California Short Duration Municipal Income Fund Class C (adjusted)	-0.98%	1.54%	1.72%
Barclays Capital California 1 Year Municipal Bond Index	1.56%	2.88%	2.94%
Lipper California Short/Intermediate Municipal Debt Funds	4.85%	3.36%	3.37%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the reporting period, which detracted from performance as short municipal bond yields declined.

»	Exposure to the healthcare sector enhanced performance as the sector outperformed the general municipal bond index during the reporting period.

»

An overweight exposure to water and sewer utility and electric utility municipal securities detracted from performance as these sectors underperformed the broader municipal bond index during the reporting period.

»	An underweight exposure to California municipal bonds detracted from performance as they outperformed the general municipal bond index during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2012 was 0.52%. The yield was 0.89% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective CA state tax rate of 6.86%, or 0.58% assuming a federal tax rate of 10.00% and an effective CA state tax rate of 1.125%. Your tax adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

ANNUAL REPORT	MARCH 31, 2012	7

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
Class P - PYMPX	Class C - PYMCX
Class D - PYMDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

California	14.1%
Texas	11.2%
New York	9.8%
Short-Term Instruments	8.7%
Alabama	4.6%
Other	51.6%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	14.83%	0.97%	2.56%
PIMCO High Yield Municipal Bond Fund Class P	14.72%	0.87%	2.46%
PIMCO High Yield Municipal Bond Fund Class D	14.55%	0.71%	2.27%
PIMCO High Yield Municipal Bond Fund Class A	14.55%	0.71%	2.27%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	10.25%	0.10%	1.72%
PIMCO High Yield Municipal Bond Fund Class C	13.70%	-0.04%	1.51%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	12.70%	-0.04%	1.51%
60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	14.12%	4.02%	4.49%
Lipper High Yield Municipal Debt Funds Average	16.26%	2.32%	2.98%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.80% for Class D shares, 0.85% for Class A shares, and 1.60% for Class C shares.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index over the reporting period, which detracted from performance as municipal bond yields declined.

»	An overweight exposure to the healthcare and education sectors enhanced returns as these sectors outperformed the broader municipal bond index during the reporting period.

»

An underweight exposure to general obligation municipal bonds enhanced performance as the general obligation sector underperformed relative to the broader municipal bond index during the reporting period.

»

An overweight exposure to electric utility municipal bonds detracted from performance as the sector exhibited negative performance during the reporting period relative to the broader municipal bond index.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2012 was 4.28%. The yield was 6.58% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.75% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class A - PMLAX
Class P - PMUPX	Class B - PMLBX
Administrative Class - PMNAX	Class C - PMLCX
Class D - PMBDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

New York	24.1%
California	14.8%
Short-Term Instruments	11.7%
Colorado	6.6%
Texas	6.0%
Other	36.8%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	12.83%	2.63%	3.72%	4.16%
PIMCO Municipal Bond Fund Class P	12.72%	2.51%	3.59%	4.03%
PIMCO Municipal Bond Fund Administrative Class	12.56%	2.38%	3.47%	3.90%
PIMCO Municipal Bond Fund Class D	12.49%	2.31%	3.38%	3.81%
PIMCO Municipal Bond Fund Class A	12.48%	2.31%	3.37%	3.80%
PIMCO Municipal Bond Fund Class A (adjusted)	8.27%	1.68%	3.05%	3.58%
PIMCO Municipal Bond Fund Class B	11.65%	1.54%	2.83%	3.42%
PIMCO Municipal Bond Fund Class B (adjusted)	6.65%	1.20%	2.83%	3.42%
PIMCO Municipal Bond Fund Class C	11.92%	1.80%	2.85%	3.28%
PIMCO Municipal Bond Fund Class C (adjusted)	10.92%	1.80%	2.85%	3.28%
Barclays Capital Municipal Bond Index	12.07%	5.42%	5.46%	5.35%
Lipper General Municipal Debt Funds Average	13.38%	4.13%	4.53%	4.34%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5.00% CDSC on Class B one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.44% for the Institutional Class shares, 0.54% for Class P shares, 0.69% for Administrative Class shares, 0.75% for Class D shares, 0.75% for Class A shares, 1.50% for Class B shares, and 1.25% for Class C shares.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index over the reporting period, which detracted from performance as municipal bond yields declined.

»	An overweight exposure to the tobacco sector enhanced returns as the sector outperformed the broader municipal bond index during the reporting period.

»	An overweight exposure to the corporate-backed and healthcare sectors enhanced returns as these sectors outperformed the broader municipal bond index during the reporting period.

»	An overweight exposure to the water and sewer utility securities detracted from returns as the sector underperformed the broader municipal bond index during the reporting period.

»	An overweight exposure to California municipal bonds enhanced returns as they outperformed the broader municipal bond index during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2012 was 3.01%. The yield was 4.64% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 3.35% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

ANNUAL REPORT	MARCH 31, 2012	9

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
Class P - PNYPX	Class C - PBFCX
Class D - PNYDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

New York	92.8%
Short-Term Instruments	5.4%
Puerto Rico	1.3%
Illinois	0.4%
California	0.1%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	9.38%	4.47%	4.77%	5.45%
PIMCO New York Municipal Bond Fund Class P	9.27%	4.36%	4.68%	5.36%
PIMCO New York Municipal Bond Fund Class D	9.02%	4.12%	4.40%	5.08%
PIMCO New York Municipal Bond Fund Class A	9.02%	4.12%	4.39%	5.07%
PIMCO New York Municipal Bond Fund Class A (adjusted)	4.93%	3.49%	4.07%	4.82%
PIMCO New York Municipal Bond Fund Class C	8.20%	3.34%	3.66%	4.34%
PIMCO New York Municipal Bond Fund Class C (adjusted)	7.20%	3.34%	3.66%	4.34%
Barclays Capital New York Insured Municipal Bond Index	10.24%	5.12%	5.42%	5.73%
Lipper New York Municipal Debt Funds Average	12.81%	4.16%	4.60%	4.78%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class D shares, 0.775% for Class A shares, and 1.525% for Class C shares.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index over the reporting period, which detracted from performance as municipal bond yields declined.

»	A flattening yield-curve positioning throughout the reporting period benefited performance as the yield curve flattened.

»	An overweight exposure to the corporate-backed and education sectors enhanced performance as these sectors outperformed the broader municipal bond index during the reporting period.

»	An overweight exposure to New York municipal bonds detracted from performance as they underperformed the New York municipal bond index during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2012 was 2.37%. The yield was 4.01% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective New York state tax rate of 5.83%, or 4.17% for a New York City resident assuming an effective tax rate of 8.20%. The yield was 2.74% on a fully tax adjusted basis assuming a federal tax rate of 10.00% and an effective New York state tax rate of 3.60%, or 2.83% for a New York City resident assuming an effective tax rate of 6.22%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class D - PSDDX
Class P - PSDPX	Class A - PSDAX
Administrative Class - PSDMX	Class C - PSDCX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

New York	15.8%
California	13.6%
Florida	6.4%
Illinois	6.3%
Texas	6.3%
Pennsylvania	5.4%
Short-Term Instruments	5.0%
Other	41.2%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	0.77%	-0.61%	0.93%	1.73%
PIMCO Short Duration Municipal Income Fund Class P	0.67%	-0.72%	0.81%	1.61%
PIMCO Short Duration Municipal Income Fund Administrative Class	0.52%	-0.85%	0.68%	1.49%
PIMCO Short Duration Municipal Income Fund Class D	0.37%	-1.01%	0.53%	1.33%
PIMCO Short Duration Municipal Income Fund Class A	0.37%	-1.01%	0.52%	1.32%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-1.92%	-1.46%	0.29%	1.14%
PIMCO Short Duration Municipal Income Fund Class C	0.07%	-1.31%	0.22%	0.93%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	-0.92%	-1.31%	0.22%	0.93%
Barclays Capital 1 Year Municipal Bond Index	1.39%	2.91%	2.63%	3.08%
Lipper Short Municipal Debt Funds Average	2.48%	2.42%	2.37%	2.90%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.58% for Administrative Class shares, 0.73% for Class D shares, 0.73% for Class A shares, and 1.03% for Class C shares.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s average effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index over the reporting period, which detracted from performance as municipal bond yields declined.

»	A yield-curve flattening positioning contributed to performance as the yield curve flattened throughout the reporting period.

»	An overweight position to special tax bonds and healthcare sectors enhanced performance as these sectors outperformed the broader municipal bond index during the reporting period.

»	An overweight to the electric utility and housing sectors detracted from returns as these sectors underperformed the broader municipal bond index during the reporting period.

»	An underweight exposure to California municipal bonds detracted from performance as these securities outperformed the broader municipal bond index during the reporting period.

»

The Fund’s Institutional Class 30 Day SEC Yield[1] after fees at March 31, 2012 was 0.61%. The yield was 0.94% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 0.68% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

[1]

The 30 Day SEC Yield is a yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

ANNUAL REPORT	MARCH 31, 2012	11

PIMCO Tax Managed Real Return Fund

Institutional Class - PTMIX	Class A - PTXAX
Class P - PTMPX	Class C - PXMCX
Class D - PXMDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Municipal Bonds & Notes	81.0%
Short-Term Instruments	19.0%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (10/30/09)
PIMCO Tax Managed Real Return Fund Institutional Class	6.97%	5.69%
PIMCO Tax Managed Real Return Fund Institutional Class Shares After Taxes on Distributions	6.95%	5.61%
PIMCO Tax Managed Real Return Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	5.18%	5.07%
PIMCO Tax Managed Real Return Fund Class P	6.87%	5.59%
PIMCO Tax Managed Real Return Fund Class P Shares After Taxes on Distributions	6.84%	5.51%
PIMCO Tax Managed Real Return Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	5.08%	4.97%
PIMCO Tax Managed Real Return Fund Class D	6.55%	5.27%
PIMCO Tax Managed Real Return Fund Class D Shares After Taxes on Distributions	6.53%	5.19%
PIMCO Tax Managed Real Return Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	4.76%	4.65%
PIMCO Tax Managed Real Return Fund Class A	6.54%	5.27%
PIMCO Tax Managed Real Return Fund Class A (adjusted)	2.59%	3.62%
PIMCO Tax Managed Real Return Fund Class A (w/Sales Charge and After Taxes on Distributions)	2.57%	3.54%
PIMCO Tax Managed Real Return Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	2.17%	3.23%
PIMCO Tax Managed Real Return Fund Class C	6.01%	4.75%
PIMCO Tax Managed Real Return Fund Class C (adjusted)	5.01%	4.75%
PIMCO Tax Managed Real Return Fund Class C (w/Sales Charge and After Taxes on Distributions)	4.99%	4.67%
PIMCO Tax Managed Real Return Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	3.58%	4.14%
Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index	7.47%	5.16%	*
Lipper Intermediate Municipal Debt Funds Average	9.20%	5.51%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.85% for Class D shares, 0.85% for Class A shares, and 1.35% for Class C shares.

Portfolio Insights

»

The PIMCO Tax Managed Real Return Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management, by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax, with the remainder of the Fund’s assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities, such as Treasury Inflation-Protected Securities, and other types of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, such as CPI swaps. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight position to general obligation municipal issues benefited performance as they underperformed the broader municipal bond index during the reporting period.

»	Inflation swap exposure detracted from performance as breakeven inflation levels narrowed; however, positive inflation accruals helped mitigate some of the downside.

»	An overweight exposure to the water and sewer utility sector detracted from performance as these securities underperformed the broader municipal bond index during the reporting period.

»	An overweight position to the special tax and hospital sectors contributed to performance as these sectors outperformed the broader municipal bond index during the reporting period.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class A - ATMAX
Class P - PUTPX	Class C - ATMCX
Class D - ATMDX

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Municipal Bonds & Notes	66.8%
U.S. Treasury Obligations	13.1%
Corporate Bonds & Notes	8.0%
Sovereign Issues	4.0%
Short-Term Instruments	1.7%
Other	6.4%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	0.90%	3.25%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	0.53%	2.73%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	0.80%	2.55%
PIMCO Unconstrained Tax Managed Bond Fund Class P	0.79%	3.15%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	0.45%	2.65%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	0.72%	2.47%
PIMCO Unconstrained Tax Managed Bond Fund Class D	0.49%	2.84%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions	0.21%	2.42%
PIMCO Unconstrained Tax Managed Bond Fund Class D Shares After Taxes on Distributions and Sale of Fund Shares	0.48%	2.24%
PIMCO Unconstrained Tax Managed Bond Fund Class A	0.49%	2.83%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	-3.29%	1.60%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions)	-3.56%	1.18%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	-1.99%	1.18%
PIMCO Unconstrained Tax Managed Bond Fund Class C	-0.22%	2.08%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	-1.21%	2.08%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions)	-1.34%	1.84%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	-0.73%	1.66%
3 Month USD LIBOR After Tax	0.23%	0.33%	*
Lipper General Bond Funds Average	8.11%	9.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.78% for the Institutional Class shares, 0.88% for Class P shares, 1.18% for Class D shares, 1.18% for Class A shares, and 1.93% for Class C shares.

Portfolio Insights

»

The PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Exposure to investment grade corporates added to performance, driven primarily by exposure to the financial sector, which had positive total returns for the reporting period.

»

Duration positioning (or sensitivity to changes in market interest rates), including U.S. and non-U.S. exposure (mainly Australia), was net positive as yields fell over the reporting period. Duration hedging primarily via swaps (U.S. and core-Europe), however, detracted from those gains, as yields decreased.

»	Exposure to emerging markets benefited performance, driven primarily by long exposure to interest rates in Brazil, as rates fell in Brazil during the reporting period.

»	Exposure to the transportation and healthcare municipal bond sectors was positive for performance as these securities outperformed the broader municipal bond index during the reporting period.

»	Exposure to general obligation municipal securities detracted from performance as they underperformed the broader municipal bond index during the reporting period.

ANNUAL REPORT	MARCH 31, 2012	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2011 to March 31, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,045.40	$2.28	$1,000.00	$1,022.78	$2.25	0.445%
Class P	1,000.00	1,044.90	2.79	1,000.00	1,022.28	2.76	0.545
Class D	1,000.00	1,043.70	3.96	1,000.00	1,021.13	3.92	0.775
Class A	1,000.00	1,043.70	3.96	1,000.00	1,021.13	3.92	0.775
Class C	1,000.00	1,039.90	7.78	1,000.00	1,017.38	7.69	1.525
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,008.20	$1.66	$1,000.00	$1,023.35	$1.67	0.33%
Class P	1,000.00	1,007.70	2.16	1,000.00	1,022.85	2.17	0.43
Class D	1,000.00	1,006.20	3.66	1,000.00	1,021.35	3.69	0.73
Class A	1,000.00	1,006.20	3.66	1,000.00	1,021.35	3.69	0.73
Class C	1,000.00	1,004.70	5.16	1,000.00	1,019.85	5.20	1.03
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,083.90	$2.81	$1,000.00	$1,022.30	$2.73	0.54%
Class P	1,000.00	1,083.40	3.33	1,000.00	1,021.80	3.23	0.64
Class D	1,000.00	1,082.60	4.11	1,000.00	1,021.05	3.99	0.79
Class A	1,000.00	1,082.60	4.11	1,000.00	1,021.05	3.99	0.79
Class C	1,000.00	1,078.60	8.00	1,000.00	1,017.30	7.77	1.54

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,071.20	$2.28	$1,000.00	$1,022.80	$2.23	0.44%
Class P	1,000.00	1,070.60	2.80	1,000.00	1,022.30	2.73	0.54
Administrative Class	1,000.00	1,069.90	3.57	1,000.00	1,021.55	3.49	0.69
Class D	1,000.00	1,069.50	3.88	1,000.00	1,021.25	3.79	0.75
Class A	1,000.00	1,069.50	3.88	1,000.00	1,021.25	3.79	0.75
Class B	1,000.00	1,065.60	7.75	1,000.00	1,017.50	7.57	1.50
Class C	1,000.00	1,066.90	6.46	1,000.00	1,018.75	6.31	1.25
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,048.00	$2.28	$1,000.00	$1,022.78	$2.25	0.445%
Class P	1,000.00	1,047.50	2.79	1,000.00	1,022.28	2.76	0.545
Class D	1,000.00	1,046.30	3.96	1,000.00	1,021.13	3.92	0.775
Class A	1,000.00	1,046.30	3.96	1,000.00	1,021.13	3.92	0.775
Class C	1,000.00	1,042.40	7.79	1,000.00	1,017.38	7.69	1.525
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,010.60	$1.66	$1,000.00	$1,023.35	$1.67	0.33%
Class P	1,000.00	1,010.10	2.16	1,000.00	1,022.85	2.17	0.43
Administrative Class	1,000.00	1,009.40	2.91	1,000.00	1,022.10	2.93	0.58
Class D	1,000.00	1,008.60	3.67	1,000.00	1,021.35	3.69	0.73
Class A	1,000.00	1,008.60	3.67	1,000.00	1,021.35	3.69	0.73
Class C	1,000.00	1,007.10	5.17	1,000.00	1,019.85	5.20	1.03
PIMCO Tax Managed Real Return Fund
Institutional Class	$1,000.00	$1,044.70	$2.30	$1,000.00	$1,022.75	$2.28	0.45%
Class P	1,000.00	1,044.20	2.81	1,000.00	1,022.25	2.78	0.55
Class D	1,000.00	1,042.60	4.34	1,000.00	1,020.75	4.29	0.85
Class A	1,000.00	1,042.60	4.34	1,000.00	1,020.75	4.29	0.85
Class C	1,000.00	1,040.10	6.89	1,000.00	1,018.25	6.81	1.35
PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class	$1,000.00	$1,032.50	$3.56	$1,000.00	$1,021.50	$3.54	0.70%
Class P	1,000.00	1,032.00	4.06	1,000.00	1,021.00	4.04	0.80
Class D	1,000.00	1,030.40	5.58	1,000.00	1,019.50	5.55	1.10
Class A	1,000.00	1,030.40	5.58	1,000.00	1,019.50	5.55	1.10
Class C	1,000.00	1,026.90	9.12	1,000.00	1,016.00	9.07	1.80

* Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 7 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2012	15

Benchmark Descriptions

Index	Description

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital 1 Year Municipal Bond Index	Barclays Capital 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays Capital California 1 Year Municipal Bond Index	Barclays Capital California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index.

Barclays Capital California Intermediate Municipal Bond Index	Barclays Capital California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index	Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital New York Insured Municipal Bond Index	Barclays Capital New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Index	Description

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2012	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
03/31/2012	$9.29	$0.32	$0.39	$0.71	$(0.33)	$0.00	$(0.33)
03/31/2011	9.39	0.36	(0.10)	0.26	(0.36)	0.00	(0.36)
03/31/2010	8.72	0.37	0.67	1.04	(0.37)	0.00	(0.37)
03/31/2009	9.47	0.39	(0.73)	(0.34)	(0.41)	0.00	(0.41)
03/31/2008	9.93	0.41	(0.47)	(0.06)	(0.40)	0.00	(0.40)
Class P
03/31/2012	9.29	0.30	0.40	0.70	(0.32)	0.00	(0.32)
03/31/2011	9.39	0.35	(0.10)	0.25	(0.35)	0.00	(0.35)
03/31/2010	8.72	0.36	0.67	1.03	(0.36)	0.00	(0.36)
04/30/2008 - 03/31/2009	9.50	0.36	(0.77)	(0.41)	(0.37)	0.00	(0.37)
Class D
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00	(0.33)
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00	(0.34)
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00	(0.38)
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00	(0.37)
Class A
03/31/2012	9.29	0.28	0.40	0.68	(0.30)	0.00	(0.30)
03/31/2011	9.39	0.33	(0.10)	0.23	(0.33)	0.00	(0.33)
03/31/2010	8.72	0.34	0.67	1.01	(0.34)	0.00	(0.34)
03/31/2009	9.47	0.37	(0.74)	(0.37)	(0.38)	0.00	(0.38)
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00	(0.37)
Class C
03/31/2012	9.29	0.21	0.40	0.61	(0.23)	0.00	(0.23)
03/31/2011	9.39	0.25	(0.09)	0.16	(0.26)	0.00	(0.26)
08/31/2009 - 03/31/2010	9.15	0.14	0.25	0.39	(0.15)	0.00	(0.15)

PIMCO California Short Duration Municipal Income Fund
Institutional Class
03/31/2012	$10.10	$0.14	$(0.07)	$0.07	$(0.15)	$0.00	$(0.15)
03/31/2011	10.13	0.15	(0.03)	0.12	(0.15)	0.00	(0.15)
03/31/2010	9.99	0.20	0.14	0.34	(0.20)	0.00	(0.20)
03/31/2009	9.99	0.28	0.02	0.30	(0.30)	0.00	(0.30)
03/31/2008	10.04	0.35	(0.05)	0.30	(0.35)	0.00	(0.35)
Class P
03/31/2012	10.10	0.13	(0.07)	0.06	(0.14)	0.00	(0.14)
03/31/2011	10.13	0.14	(0.03)	0.11	(0.14)	0.00	(0.14)
03/31/2010	9.99	0.17	0.16	0.33	(0.19)	0.00	(0.19)
05/30/2008 - 03/31/2009	9.99	0.21	0.03	0.24	(0.24)	0.00	(0.24)
Class D
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00	(0.11)
03/31/2010	9.99	0.16	0.14	0.30	(0.16)	0.00	(0.16)
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00	(0.26)
03/31/2008	10.04	0.29	(0.03)	0.26	(0.31)	0.00	(0.31)
Class A
03/31/2012	10.10	0.10	(0.07)	0.03	(0.11)	0.00	(0.11)
03/31/2011	10.13	0.11	(0.03)	0.08	(0.11)	0.00	(0.11)
03/31/2010	9.99	0.15	0.15	0.30	(0.16)	0.00	(0.16)
03/31/2009	9.99	0.24	0.02	0.26	(0.26)	0.00	(0.26)
03/31/2008	10.04	0.30	(0.04)	0.26	(0.31)	0.00	(0.31)
Class C
03/31/2012	10.10	0.07	(0.07)	0.00	(0.08)	0.00	(0.08)
03/31/2011	10.13	0.08	(0.02)	0.06	(0.09)	0.00	(0.09)
08/31/2009 - 03/31/2010	10.07	0.06	0.04	0.10	(0.04)	0.00	(0.04)

Please see footnotes on page 26.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$9.67	7.81%	$44,760	0.445%		0.445%		0.445%		0.445%		3.33%		32%
9.29	2.75	46,484	0.445		0.445		0.445		0.445		3.77		22
9.39	12.12	46,641	0.445		0.445		0.445		0.445		4.06		47
8.72	(3.67)	65,751	0.445		0.445		0.445		0.445		4.34		72
9.47	(0.60)	106,867	0.445		0.445		0.445		0.445		4.24		37

9.67	7.70	7,150	0.545		0.545		0.545		0.545		3.18		32
9.29	2.65	3,676	0.545		0.545		0.545		0.545		3.69		22
9.39	12.01	1,562	0.545		0.545		0.545		0.545		3.86		47
8.72	(4.40)	9	0.545	*	0.545	*	0.545	*	0.545	*	4.37	*	72

9.67	7.45	5,197	0.775		0.775		0.775		0.775		2.99		32
9.29	2.41	5,637	0.775		0.775		0.775		0.775		3.46		22
9.39	11.76	5,096	0.775		0.775		0.775		0.775		3.69		47
8.72	(3.99)	2,958	0.775		0.775		0.775		0.775		4.05		72
9.47	(0.95)	1,961	0.795	(b)	0.795	(b)	0.795	(b)	0.795	(b)	3.87		37

9.67	7.45	60,685	0.775		0.775		0.775		0.775		2.95		32
9.29	2.41	37,061	0.775		0.775		0.775		0.775		3.45		22
9.39	11.75	32,593	0.775		0.775		0.775		0.775		3.73		47
8.72	(3.99)	39,954	0.775		0.775		0.775		0.775		4.05		72
9.47	(0.95)	33,277	0.795	(b)	0.795	(b)	0.795	(b)	0.795	(b)	3.90		37

9.67	6.65	10,810	1.525		1.525		1.525		1.525		2.19		32
9.29	1.65	5,819	1.525		1.525		1.525		1.525		2.67		22
9.39	4.33	419	1.525	*	1.525	*	1.525	*	1.525	*	2.64	*	47

$10.02	0.72%	$73,010	0.33%		0.33%		0.33%		0.33%		1.42%		19%
10.10	1.22	79,778	0.33		0.33		0.33		0.33		1.49		64
10.13	3.46	106,163	0.33	(c)	0.33	(c)	0.33	(c)	0.33	(c)	1.98		59
9.99	3.03	88,779	0.35		0.35		0.35		0.35		2.81		173
9.99	3.05	10,825	0.35		0.35		0.35		0.35		3.45		92

10.02	0.62	29,552	0.43		0.43		0.43		0.43		1.33		19
10.10	1.12	32,047	0.43		0.43		0.43		0.43		1.39		64
10.13	3.36	24,454	0.44	(c)	0.44	(c)	0.44	(c)	0.44	(c)	1.64		59
9.99	2.48	3,978	0.45	*	0.45	*	0.45	*	0.45	*	2.58	*	173

10.02	0.31	5,583	0.73		0.73		0.73		0.73		1.02		19
10.10	0.81	6,655	0.73		0.73		0.73		0.73		1.10		64
10.13	3.05	8,608	0.74	(c)	0.74	(c)	0.74	(c)	0.74	(c)	1.54		59
9.99	2.62	4,812	0.75		0.75		0.75		0.75		2.40		173
9.99	2.60	871	0.77	(b)	0.77	(b)	0.77	(b)	0.77	(b)	2.88		92

10.02	0.31	152,566	0.73		0.73		0.73		0.73		1.02		19
10.10	0.81	164,222	0.73		0.73		0.73		0.73		1.09		64
10.13	3.05	142,556	0.73	(c)	0.73	(c)	0.73	(c)	0.73	(c)	1.47		59
9.99	2.61	30,946	0.75		0.75		0.75		0.75		2.44		173
9.99	2.60	9,343	0.77	(b)	0.77	(b)	0.77	(b)	0.77	(b)	3.00		92

10.02	0.01	3,178	1.03		1.03		1.03		1.03		0.72		19
10.10	0.58	2,333	1.03		1.03		1.03		1.03		0.81		64
10.13	0.96	639	1.04	*(c)	1.04	*(c)	1.04	*(c)	1.04	*(c)	0.98	*	59

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2012	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO High Yield Municipal Bond Fund
Institutional Class
03/31/2012	$7.73	$0.43	$0.69	$1.12	$(0.45)	$0.00	$(0.45)
03/31/2011	8.07	0.44	(0.34)	0.10	(0.44)	0.00	(0.44)
03/31/2010	6.76	0.44	1.31	1.75	(0.44)	0.00	(0.44)
03/31/2009	9.03	0.51	(2.27)	(1.76)	(0.51)	0.00	(0.51)
03/31/2008	10.63	0.50	(1.61)	(1.11)	(0.49)	0.00	(0.49)
Class P
03/31/2012	7.73	0.42	0.69	1.11	(0.44)	0.00	(0.44)
03/31/2011	8.07	0.43	(0.33)	0.10	(0.44)	0.00	(0.44)
03/31/2010	6.76	0.42	1.32	1.74	(0.43)	0.00	(0.43)
04/30/2008 - 03/31/2009	9.15	0.46	(2.38)	(1.92)	(0.47)	0.00	(0.47)
Class D
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00	(0.42)
03/31/2010	6.76	0.41	1.32	1.73	(0.42)	0.00	(0.42)
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00	(0.49)
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00	(0.47)
Class A
03/31/2012	7.73	0.41	0.69	1.10	(0.43)	0.00	(0.43)
03/31/2011	8.07	0.42	(0.34)	0.08	(0.42)	0.00	(0.42)
03/31/2010	6.76	0.42	1.31	1.73	(0.42)	0.00	(0.42)
03/31/2009	9.03	0.49	(2.27)	(1.78)	(0.49)	0.00	(0.49)
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00	(0.47)
Class C
03/31/2012	7.73	0.35	0.68	1.03	(0.36)	0.00	(0.36)
03/31/2011	8.07	0.36	(0.34)	0.02	(0.36)	0.00	(0.36)
03/31/2010	6.76	0.36	1.32	1.68	(0.37)	0.00	(0.37)
03/31/2009	9.03	0.43	(2.27)	(1.84)	(0.43)	0.00	(0.43)
03/31/2008	10.63	0.39	(1.60)	(1.21)	(0.39)	0.00	(0.39)

PIMCO Municipal Bond Fund
Institutional Class
03/31/2012	$8.68	$0.38	$0.71	$1.09	$(0.38)	$0.00	$(0.38)
03/31/2011	8.89	0.39	(0.21)	0.18	(0.39)	0.00	(0.39)
03/31/2010	7.85	0.38	1.04	1.42	(0.38)	0.00	(0.38)
03/31/2009	9.67	0.43	(1.81)	(1.38)	(0.44)	0.00	(0.44)
03/31/2008	10.31	0.43	(0.63)	(0.20)	(0.44)	0.00	(0.44)
Class P
03/31/2012	8.68	0.35	0.73	1.08	(0.37)	0.00	(0.37)
03/31/2011	8.89	0.38	(0.21)	0.17	(0.38)	0.00	(0.38)
03/31/2010	7.85	0.36	1.05	1.41	(0.37)	0.00	(0.37)
04/30/2008 - 03/31/2009	9.81	0.39	(1.95)	(1.56)	(0.40)	0.00	(0.40)
Administrative Class
03/31/2012	8.68	0.36	0.71	1.07	(0.36)	0.00	(0.36)
03/31/2011	8.89	0.37	(0.21)	0.16	(0.37)	0.00	(0.37)
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00	(0.35)
03/31/2009	9.67	0.41	(1.81)	(1.40)	(0.42)	0.00	(0.42)
03/31/2008	10.31	0.41	(0.64)	(0.23)	(0.41)	0.00	(0.41)
Class D
03/31/2012	8.68	0.35	0.71	1.06	(0.35)	0.00	(0.35)
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00	(0.35)
03/31/2009	9.67	0.41	(1.82)	(1.41)	(0.41)	0.00	(0.41)
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00	(0.40)

Please see footnotes on page 26.

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$8.40	14.83%	$105,682	0.54%		0.55%		0.54%		0.55%		5.37%		33%
7.73	1.18	65,829	0.54		0.55		0.54		0.55		5.42		25
8.07	26.44	80,986	0.54		0.55		0.54		0.55		5.73		76
6.76	(20.02)	70,598	0.54		0.55		0.54		0.55		6.29		140
9.03	(10.67)	118,066	0.54		0.55		0.54		0.55		5.06		160

8.40	14.72	17,072	0.64		0.65		0.64		0.65		5.19		33
7.73	1.08	6,462	0.64		0.65		0.64		0.65		5.38		25
8.07	26.31	3,134	0.64		0.65		0.64		0.65		5.40		76
6.76	(21.48)	8	0.64	*	0.65	*	0.64	*	0.65	*	6.38	*	140

8.40	14.55	27,948	0.79		0.85		0.79		0.85		5.15		33
7.73	0.93	20,504	0.79		0.85		0.79		0.85		5.15		25
8.07	26.13	27,561	0.79		0.85		0.79		0.85		5.35		76
6.76	(20.22)	11,834	0.79		0.85		0.79		0.85		6.09		140
9.03	(10.94)	7,605	0.84	(d)	0.90	(d)	0.84	(d)	0.90	(d)	4.65		160

8.40	14.55	151,515	0.79		0.85		0.79		0.85		5.09		33
7.73	0.93	79,844	0.79		0.85		0.79		0.85		5.18		25
8.07	26.13	92,096	0.79		0.85		0.79		0.85		5.44		76
6.76	(20.22)	57,044	0.79		0.85		0.79		0.85		6.17		140
9.03	(10.93)	42,761	0.84	(d)	0.90	(d)	0.84	(d)	0.90	(d)	4.65		160

8.40	13.70	53,374	1.54		1.60		1.54		1.60		4.39		33
7.73	0.18	38,972	1.54		1.60		1.54		1.60		4.43		25
8.07	25.19	44,149	1.54		1.60		1.54		1.60		4.68		76
6.76	(20.82)	25,229	1.54		1.60		1.54		1.60		5.42		140
9.03	(11.62)	19,087	1.59	(d)	1.65	(d)	1.59	(d)	1.65	(d)	4.00		160

$9.39	12.83%	$116,980	0.44%		0.44%		0.44%		0.44%		4.16%		76%
8.68	1.97	91,383	0.44		0.44		0.44		0.44		4.35		22
8.89	18.28	200,010	0.45	(e)	0.45	(e)	0.45	(e)	0.45	(e)	4.42		51
7.85	(14.59)	276,813	0.46	5	0.46	5	0.46	5	0.46	5	4.85		100
9.67	(2.04)	335,883	0.54	5	0.54	5	0.46	5	0.46	5	4.31		64

9.39	12.72	45,437	0.54		0.54		0.54		0.54		3.83		76
8.68	1.87	3,160	0.54		0.54		0.54		0.54		4.27		22
8.89	18.16	2,191	0.55	(e)	0.55	(e)	0.55	(e)	0.55	(e)	4.17		51
7.85	(16.19)	8	0.56	6*	0.56	6*	0.56	6*	0.56	6*	4.83	*	100

9.39	12.56	388	0.69		0.69		0.69		0.69		4.02		76
8.68	1.71	1,029	0.69		0.69		0.69		0.69		4.12		22
8.89	17.99	934	0.70	(e)	0.70	(e)	0.70	(e)	0.70	(e)	4.11		51
7.85	(14.81)	791	0.71	5	0.71	5	0.71	5	0.71	5	4.62		100
9.67	(2.28)	757	0.79	5	0.79	5	0.71	5	0.71	5	4.05		64

9.39	12.49	16,002	0.75		0.75		0.75		0.75		3.85		76
8.68	1.65	11,471	0.75		0.75		0.75		0.75		4.04		22
8.89	17.92	18,255	0.76	(e)	0.76	(e)	0.76	(e)	0.76	(e)	4.12		51
7.85	(14.86)	19,516	0.77	5	0.77	5	0.77	5	0.77	5	4.49		100
9.67	(2.37)	44,413	0.88	5(b)	0.88	5(b)	0.80	5(b)	0.80	5(b)	3.96		64

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2012	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Municipal Bond Fund (Cont.)
Class A
03/31/2012	$8.68	$0.34	$0.72	$1.06	$(0.35)	$0.00	$(0.35)
03/31/2011	8.89	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	7.85	0.35	1.04	1.39	(0.35)	0.00	(0.35)
03/31/2009	9.67	0.40	(1.81)	(1.41)	(0.41)	0.00	(0.41)
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00	(0.40)
Class B
03/31/2012	8.68	0.29	0.71	1.00	(0.29)	0.00	(0.29)
03/31/2011	8.89	0.30	(0.22)	0.08	(0.29)	0.00	(0.29)
03/31/2010	7.85	0.29	1.03	1.32	(0.28)	0.00	(0.28)
03/31/2009	9.67	0.34	(1.81)	(1.47)	(0.35)	0.00	(0.35)
03/31/2008	10.31	0.32	(0.63)	(0.31)	(0.33)	0.00	(0.33)
Class C
03/31/2012	8.68	0.30	0.72	1.02	(0.31)	0.00	(0.31)
03/31/2011	8.89	0.32	(0.21)	0.11	(0.32)	0.00	(0.32)
03/31/2010	7.85	0.31	1.04	1.35	(0.31)	0.00	(0.31)
03/31/2009	9.67	0.36	(1.81)	(1.45)	(0.37)	0.00	(0.37)
03/31/2008	10.31	0.35	(0.64)	(0.29)	(0.35)	0.00	(0.35)

PIMCO New York Municipal Bond Fund
Institutional Class
03/31/2012	$10.58	$0.41	$0.57	$0.98	$(0.43)	$0.00	$(0.43)
03/31/2011	10.79	0.40	(0.21)	0.19	(0.40)	0.00	(0.40)
03/31/2010	10.13	0.41	0.66	1.07	(0.41)	0.00	(0.41)
03/31/2009	10.68	0.40	(0.51)	(0.11)	(0.42)	(0.02)	(0.44)
03/31/2008	10.88	0.41	(0.19)	0.22	(0.40)	(0.02)	(0.42)
Class P
03/31/2012	10.58	0.40	0.57	0.97	(0.42)	0.00	(0.42)
11/19/2010 - 03/31/2011	10.87	0.15	(0.30)	(0.15)	(0.14)	0.00	(0.14)
Class D
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00	(0.38)
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)	(0.40)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
Class A
03/31/2012	10.58	0.38	0.56	0.94	(0.39)	0.00	(0.39)
03/31/2011	10.79	0.36	(0.21)	0.15	(0.36)	0.00	(0.36)
03/31/2010	10.13	0.38	0.66	1.04	(0.38)	0.00	(0.38)
03/31/2009	10.68	0.36	(0.51)	(0.15)	(0.38)	(0.02)	(0.40)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)	(0.39)
Class C
03/31/2012	10.58	0.29	0.57	0.86	(0.31)	0.00	(0.31)
03/31/2011	10.79	0.28	(0.21)	0.07	(0.28)	0.00	(0.28)
08/31/2009 - 03/31/2010	10.59	0.16	0.21	0.37	(0.17)	0.00	(0.17)

PIMCO Short Duration Municipal Income Fund
Institutional Class
03/31/2012	$8.55	$0.13	$(0.06)	$0.07	$(0.14)	$0.00	$(0.14)
03/31/2011	8.55	0.14	0.00	0.14	(0.14)	0.00	(0.14)
03/31/2010	8.20	0.16	0.35	0.51	(0.16)	0.00	(0.16)
03/31/2009	9.54	0.35	(1.33)	(0.98)	(0.36)	0.00	(0.36)
03/31/2008	9.95	0.38	(0.41)	(0.03)	(0.38)	0.00	(0.38)
Class P
03/31/2012	8.55	0.12	(0.06)	0.06	(0.13)	0.00	(0.13)
03/31/2011	8.55	0.13	0.00	0.13	(0.13)	0.00	(0.13)
03/31/2010	8.20	0.15	0.35	0.50	(0.15)	0.00	(0.15)
04/30/2008 - 03/31/2009	9.64	0.30	(1.42)	(1.12)	(0.32)	0.00	(0.32)

Please see footnotes on page 26.

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$9.39	12.48%	$247,869	0.75%		0.75%		0.75%		0.75%		3.79%		76%
8.68	1.65	99,479	0.75		0.75		0.75		0.75		4.05		22
8.89	17.92	119,541	0.76	(e)	0.76	(e)	0.76	(e)	0.76	(e)	4.05		51
7.85	(14.86)	87,958	0.77	5	0.77	5	0.77	5	0.77	5	4.55		100
9.67	(2.36)	72,205	0.88	5(b)	0.88	5(b)	0.80	5(b)	0.80	5(b)	3.96		64

9.39	11.65	1,447	1.50		1.50		1.50		1.50		3.20		76
8.68	0.89	3,611	1.50		1.50		1.50		1.50		3.30		22
8.89	17.02	10,332	1.51	(e)	1.51	(e)	1.51	(e)	1.51	(e)	3.34		51
7.85	(15.50)	13,727	1.52	6	1.52	6	1.52	6	1.52	6	3.76		100
9.67	(3.09)	23,379	1.63	5(b)	1.63	5(b)	1.55	5(b)	1.55	5(b)	3.21		64

9.39	11.92	104,218	1.25		1.25		1.25		1.25		3.31		76
8.68	1.15	56,714	1.25		1.25		1.25		1.25		3.55		22
8.89	17.33	64,500	1.26	(e)	1.26	(e)	1.26	(e)	1.26	(e)	3.56		51
7.85	(15.28)	53,405	1.27	5	1.27	5	1.27	5	1.27	5	4.05		100
9.67	(2.85)	60,036	1.38	5(b)	1.38	5(b)	1.30	5(b)	1.30	5(b)	3.46		64

$11.13	9.38%	$79,191	0.44	5%	0.44	5%	0.44	5%	0.44	5%	3.78%		26%
10.58	1.72	84,926	0.44	5	0.44	5	0.44	5	0.44	5	3.65		25
10.79	10.75	95,753	0.44	5	0.44	5	0.44	5	0.44	5	3.88		29
10.13	(1.10)	78,007	0.44	5	0.44	5	0.44	5	0.44	5	3.89		121
10.68	2.10	34,736	0.44	5	0.44	5	0.44	5	0.44	5	3.77		44

11.13	9.27	2,508	0.54	5	0.54	5	0.54	5	0.54	5	3.67		26
10.58	(1.35)	2,049	0.54	5*	0.54	5*	0.54	5*	0.54	5*	3.86	*	25

11.13	9.02	22,181	0.77	5	0.77	5	0.77	5	0.77	5	3.45		26
10.58	1.39	24,239	0.77	5	0.77	5	0.77	5	0.77	5	3.32		25
10.79	10.38	28,404	0.77	5	0.77	5	0.77	5	0.77	5	3.55		29
10.13	(1.42)	23,562	0.77	5	0.77	5	0.77	5	0.77	5	3.50		121
10.68	1.74	15,386	0.79	5(b)	0.79	5(b)	0.79	5(b)	0.79	5(b)	3.41		44

11.13	9.02	51,788	0.77	5	0.77	5	0.77	5	0.77	5	3.44		26
10.58	1.39	37,823	0.77	5	0.77	5	0.77	5	0.77	5	3.32		25
10.79	10.38	43,833	0.77	5	0.77	5	0.77	5	0.77	5	3.54		29
10.13	(1.42)	28,996	0.77	5	0.77	5	0.77	5	0.77	5	3.49		121
10.68	1.74	23,010	0.79	5(b)	0.79	5(b)	0.79	5(b)	0.79	5(b)	3.40		44

11.13	8.20	7,737	1.52	5	1.52	5	1.52	5	1.52	5	2.65		26
10.58	0.62	3,068	1.52	5	1.52	5	1.52	5	1.52	5	2.57		25
10.79	3.48	977	1.52	5*	1.52	5	1.52	5*	1.52	5*	2.56	*	29

$8.48	0.77%	$180,819	0.33%		0.33%		0.33%		0.33%		1.54%		29%
8.55	1.60	165,264	0.33		0.33		0.33		0.33		1.63		56
8.55	6.29	112,045	0.34	(c)	0.34	(c)	0.34	(c)	0.34	(c)	1.90		73
8.20	(10.56)	57,918	0.35		0.35		0.35		0.35		3.86		155
9.54	(0.35)	90,525	0.35		0.35		0.35		0.35		3.86		35

8.48	0.67	12,610	0.43		0.43		0.43		0.43		1.43		29
8.55	1.50	11,648	0.43		0.43		0.43		0.43		1.55		56
8.55	6.19	6,713	0.44	(c)	0.44	(c)	0.44	(c)	0.44	(c)	1.78		73
8.20	(11.85)	9	0.45	*	0.45	*	0.45	*	0.45	*	3.67	*	155

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2012	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Short Duration Municipal Income Fund (Cont.)
Administrative Class
03/31/2012	$8.55	$0.11	$(0.07)	$0.04	$(0.11)	$0.00	$(0.11)
03/31/2011	8.55	0.12	0.00	0.12	(0.12)	0.00	(0.12)
03/31/2010	8.20	0.15	0.34	0.49	(0.14)	0.00	(0.14)
03/31/2009	9.54	0.33	(1.34)	(1.01)	(0.33)	0.00	(0.33)
03/31/2008	9.95	0.37	(0.42)	(0.05)	(0.36)	0.00	(0.36)
Class D
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00	(0.10)
03/31/2010	8.20	0.14	0.34	0.48	(0.13)	0.00	(0.13)
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00	(0.32)
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00	(0.34)
Class A
03/31/2012	8.55	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2011	8.55	0.10	0.00	0.10	(0.10)	0.00	(0.10)
03/31/2010	8.20	0.13	0.35	0.48	(0.13)	0.00	(0.13)
03/31/2009	9.54	0.31	(1.33)	(1.02)	(0.32)	0.00	(0.32)
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00	(0.34)
Class C
03/31/2012	8.55	0.07	(0.06)	0.01	(0.08)	0.00	(0.08)
03/31/2011	8.55	0.08	0.00	0.08	(0.08)	0.00	(0.08)
03/31/2010	8.20	0.11	0.34	0.45	(0.10)	0.00	(0.10)
03/31/2009	9.54	0.27	(1.32)	(1.05)	(0.29)	0.00	(0.29)
03/31/2008	9.95	0.31	(0.41)	(0.10)	(0.31)	0.00	(0.31)

PIMCO Tax Managed Real Return Fund
Institutional Class
03/31/2012	$10.38	$0.19	$0.53	$0.72	$(0.19)	$(0.01)	$(0.20)
03/31/2011	10.21	0.19	0.22	0.41	(0.19)	(0.05)	(0.24)
10/30/2009 - 03/31/2010	10.00	0.07	0.20	0.27	(0.06)	0.00	(0.06)
Class P
03/31/2012	10.38	0.18	0.53	0.71	(0.18)	(0.01)	(0.19)
03/31/2011	10.21	0.21	0.19	0.40	(0.18)	(0.05)	(0.23)
10/30/2009 - 03/31/2010	10.00	0.06	0.21	0.27	(0.06)	0.00	(0.06)
Class D
03/31/2012	10.38	0.15	0.53	0.68	(0.15)	(0.01)	(0.16)
03/31/2011	10.21	0.15	0.22	0.37	(0.15)	(0.05)	(0.20)
10/30/2009 - 03/31/2010	10.00	0.05	0.21	0.26	(0.05)	0.00	(0.05)
Class A
03/31/2012	10.38	0.14	0.54	0.68	(0.15)	(0.01)	(0.16)
03/31/2011	10.21	0.16	0.21	0.37	(0.15)	(0.05)	(0.20)
10/30/2009 - 03/31/2010	10.00	0.05	0.21	0.26	(0.05)	0.00	(0.05)
Class C
03/31/2012	10.38	0.09	0.54	0.63	(0.10)	(0.01)	(0.11)
03/31/2011	10.21	0.10	0.22	0.32	(0.10)	(0.05)	(0.15)
10/30/2009 - 03/31/2010	10.00	0.03	0.21	0.24	(0.03)	0.00	(0.03)

PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class
03/31/2012	$10.47	$0.30	$(0.21)	$0.09	$(0.17)	$0.00	$(0.17)
03/31/2011	10.41	0.19	0.03	0.22	(0.15)	(0.01)	(0.16)
03/31/2010	9.77	0.22	0.71	0.93	(0.25)	(0.04)	(0.29)
01/30/2009 - 03/31/2009	10.00	0.03	(0.23)	(0.20)	(0.03)	0.00	(0.03)
Class P
03/31/2012	10.47	0.29	(0.21)	0.08	(0.16)	0.00	(0.16)
03/31/2011	10.41	0.18	0.03	0.21	(0.14)	(0.01)	(0.15)
09/10/2009 - 03/31/2010	10.32	0.10	0.15	0.25	(0.12)	(0.04)	(0.16)

Please see footnotes on page 26.

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$8.48	0.52%	$3,762	0.58%		0.58%		0.58%		0.58%		1.31%		29%
8.55	1.35	3,704	0.58		0.58		0.58		0.58		1.37		56
8.55	6.02	4,167	0.59	(c)	0.59	(c)	0.59	(c)	0.59	(c)	1.75		73
8.20	(10.78)	5,947	0.60		0.60		0.60		0.60		3.61		155
9.54	(0.57)	7,991	0.60		0.60		0.60		0.60		3.88		35

8.48	0.37	4,038	0.73		0.73		0.73		0.73		1.18		29
8.55	1.20	7,242	0.73		0.73		0.73		0.73		1.22		56
8.55	5.86	10,265	0.74	(c)	0.74	(c)	0.74	(c)	0.74	(c)	1.70		73
8.20	(10.92)	23,026	0.75		0.75		0.75		0.75		3.40		155
9.54	(0.77)	28,867	0.77	(b)	0.77	(b)	0.77	(b)	0.77	(b)	3.42		35

8.48	0.37	152,343	0.73		0.73		0.73		0.73		1.14		29
8.55	1.20	123,696	0.73		0.73		0.73		0.73		1.22		56
8.55	5.86	190,080	0.74	(c)	0.74	(c)	0.74	(c)	0.74	(c)	1.50		73
8.20	(10.92)	88,621	0.75		0.75		0.75		0.75		3.40		155
9.54	(0.77)	62,549	0.78	(b)	0.78	(b)	0.78	(b)	0.78	(b)	3.43		35

8.48	0.07	18,859	1.03		1.03		1.03		1.03		0.86		29
8.55	0.90	22,373	1.03		1.03		1.03		1.03		0.93		56
8.55	5.55	24,771	1.04	(c)	1.04	(c)	1.04	(c)	1.04	(c)	1.27		73
8.20	(11.18)	18,915	1.05		1.05		1.05		1.05		3.07		155
9.54	(1.07)	19,764	1.08	(b)	1.08	(b)	1.08	(b)	1.08	(b)	3.13		35

$10.90	6.97%	$58,373	0.45%		0.45%		0.45%		0.45%		1.78%		70%
10.38	4.01	33,670	0.45		0.45		0.45		0.45		1.89		350
10.21	2.74	11,405	0.45	*	1.68	*	0.45	*	1.68	*	1.56	*	447

10.90	6.87	1,702	0.55		0.55		0.55		0.55		1.67		70
10.38	3.91	298	0.55		0.55		0.55		0.55		2.05		350
10.21	2.70	10	0.55	*	1.35	*	0.55	*	1.35	*	1.43	*	447

10.90	6.55	3,926	0.85		0.85		0.85		0.85		1.38		70
10.38	3.60	2,463	0.85		0.85		0.85		0.85		1.47		350
10.21	2.57	1,199	0.85	*	2.64	*	0.85	*	2.64	*	1.13	*	447

10.90	6.54	10,727	0.85		0.85		0.85		0.85		1.33		70
10.38	3.59	2,451	0.85		0.85		0.85		0.85		1.53		350
10.21	2.57	333	0.85	*	3.06	*	0.85	*	3.06	*	1.13	*	447

10.90	6.01	2,993	1.35		1.35		1.35		1.35		0.86		70
10.38	3.08	605	1.35		1.35		1.35		1.35		0.94		350
10.21	2.36	259	1.35	*	2.59	*	1.35	*	2.59	*	0.63	*	447

$10.39	0.90%	$126,997	0.70%		0.70%		0.70%		0.70%		2.90%		249%
10.47	2.08	135,096	0.78		0.78		0.70		0.70		1.82		401
10.41	9.63	80,104	0.70		0.73		0.70		0.73		2.18		318
9.77	(2.02)	5,773	0.70	*	4.12	*	0.70	*	4.12	*	1.78	*	0

10.39	0.79	35,337	0.80		0.80		0.80		0.80		2.77		249
10.47	1.98	45,713	0.88		0.88		0.80		0.80		1.76		401
10.41	2.52	9,341	0.80	*	0.80	*	0.80	*	0.80	*	1.78	*	318

Please see footnotes on page 26.

ANNUAL REPORT	MARCH 31, 2012	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Unconstrained Tax Managed Bond Fund (Cont.)
Class D
03/31/2012	$10.47	$0.26	$(0.21)	$0.05	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2011	10.41	0.15	0.03	0.18	(0.11)	(0.01)	0.00	(0.12)
03/31/2010	9.77	0.19	0.70	0.89	(0.21)	(0.04)	0.00	(0.25)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00	0.00	(0.02)
Class A
03/31/2012	10.47	0.26	(0.21)	0.05	(0.13)	0.00	0.00	(0.13)
03/31/2011	10.41	0.15	0.03	0.18	(0.11)	(0.01)	0.00	(0.12)
03/31/2010	9.77	0.18	0.71	0.89	(0.21)	(0.04)	0.00	(0.25)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00	0.00	(0.02)
Class C
03/31/2012	10.47	0.18	(0.20)	(0.02)	(0.06)	0.00	0.00	(0.06)
03/31/2011	10.41	0.07	0.03	0.10	(0.03)	(0.01)	0.00	(0.04)
03/31/2010	9.77	0.09	0.72	0.81	(0.13)	(0.04)	0.00	(0.17)
01/30/2009 - 03/31/2009	10.00	0.01	(0.23)	(0.22)	(0.01)	0.00	0.00	(0.01)

*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.30%.
(c)	Effective October 1, 2009, the Fund’s advisory fee was decreased by 0.02% to an annual rate of 0.18%.
(d)	Effective October 1, 2007, the class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(e)	Effective October 1, 2009, the Fund’s advisory fee was decreased by 0.025% to an annual rate of 0.20%.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$10.39	0.49%	$18,176	1.10%		1.10%		1.10%		1.10%		2.52%		249%
10.47	1.67	17,166	1.18		1.18		1.10		1.10		1.44		401
10.41	9.20	11,201	1.10		1.15		1.10		1.15		1.82		318
9.77	(2.08)	441	1.10	*	8.35	*	1.10	*	8.35	*	1.10	*	0

10.39	0.49	60,905	1.10		1.10		1.10		1.10		2.48		249
10.47	1.67	84,494	1.18		1.18		1.10		1.10		1.45		401
10.41	9.19	27,531	1.10		1.13		1.10		1.13		1.72		318
9.77	(2.08)	1,384	1.10	*	9.29	*	1.10	*	9.29	*	1.11	*	0

10.39	(0.22)	19,416	1.81		1.85		1.81		1.85		1.77		249
10.47	0.91	26,906	1.93		1.93		1.85		1.85		0.70		401
10.41	8.35	9,809	1.85		1.87		1.85		1.87		0.89		318
9.77	(2.18)	174	1.85	*	9.16	*	1.85	*	9.16	*	0.49	*	0

ANNUAL REPORT	MARCH 31, 2012	27

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:
Investments, at value	$121,348	$245,190	$332,468
Repurchase agreements, at value	4,565	16,877	30,479
Cash	1	1	1
Deposits with counterparty	28	84	364
Foreign currency, at value	0	0	0
Receivable for investments sold	592	0	21
Receivable for Fund shares sold	2,702	1,236	838
Interest and dividends receivable	1,445	2,556	5,317
Variation margin receivable on financial derivative instruments	27	34	195
OTC swap premiums paid	142	0	394
Unrealized appreciation on foreign currency contracts	0	0	0
Unrealized appreciation on OTC swap agreements	0	0	0
Other assets	1	0	0
	130,851	265,978	370,077

Liabilities:
Payable for investments purchased	$1,875	$1,393	$12,681
Payable for investments purchased on a delayed-delivery basis	0	0	0
Deposits from counterparty	0	0	0
Payable for Fund shares redeemed	225	524	657
Dividends payable	39	35	238
Written options outstanding	0	0	0
Accrued investment advisory fees	25	42	90
Accrued supervisory and administrative fees	32	60	86
Accrued distribution fees	7	1	34
Accrued servicing fees	16	34	44
Variation margin payable on financial derivative instruments	0	0	0
Reimbursement to PIMCO	0	0	0
OTC swap premiums received	0	0	0
Unrealized depreciation on foreign currency contracts	0	0	0
Unrealized depreciation on OTC swap agreements	30	0	656
Other liabilities	0	0	0
	2,249	2,089	14,486

Net Assets	$128,602	$263,889	$355,591

Net Assets Consist of:
Paid in capital	$136,415	$265,169	$391,090
Undistributed (overdistributed) net investment income	319	40	200
Accumulated undistributed net realized gain (loss)	(14,115)	(4,017)	(37,763)
Net unrealized appreciation	5,983	2,697	2,064
	$128,602	$263,889	$355,591

Cost of Investments	$115,332	$242,437	$329,543
Cost of Repurchase Agreements	$4,565	$16,877	$30,479
Cost of Foreign Currency Held	$0	$0	$0
Premiums Received on Written Options	$0	$0	$0

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

PIMCO Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$481,411	$152,284	$348,245	$64,024	$291,569
62,837	8,677	18,419	13,477	1,892
0	0	1	0	21
560	196	112	0	4,682
0	0	0	0	68
346	0	0	0	483
1,445	607	4,485	96	514
5,927	1,891	3,033	656	3,228
294	99	45	0	852
590	185	0	425	3,029
0	0	0	0	1,340
0	0	0	408	2,448
0	0	0	0	0
553,410	163,939	374,340	79,086	310,126

$19,227	$0	$0	$0	$5,108
0	0	0	0	30,118
390	0	0	656	5,890
571	385	1,717	302	2,465
219	18	20	1	94
0	0	0	0	1,431
92	32	58	17	91
136	42	72	17	89
47	5	6	1	13
75	13	36	3	18
0	0	0	0	375
0	0	0	3	14
0	0	0	208	913
0	0	0	0	1,091
312	39	0	157	1,561
0	0	0	0	24
21,069	534	1,909	1,365	49,295

$532,341	$163,405	$372,431	$77,721	$260,831

$588,493	$157,435	$428,935	$75,048	$261,606
1,622	(16)	325	0	713
(79,222)	(5,901)	(58,295)	115	(15,667)
21,448	11,887	1,466	2,558	14,179
$532,341	$163,405	$372,431	$77,721	$260,831

$459,251	$140,242	$346,704	$61,718	$277,558
$62,837	$8,677	$18,419	$13,477	$1,892
$0	$0	$0	$0	$69
$0	$0	$0	$0	$1,189

ANNUAL REPORT	MARCH 31, 2012	29

Statements of Assets and Liabilities (Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:
Institutional Class	$44,760	$73,010	$105,682
Class P	7,150	29,552	17,072
Administrative Class	NA	NA	NA
Class D	5,197	5,583	27,948
Class A	60,685	152,566	151,515
Class B	NA	NA	NA
Class C	10,810	3,178	53,374

Shares Issued and Outstanding:
Institutional Class	4,629	7,286	12,587
Class P	739	2,949	2,033
Administrative Class	NA	NA	NA
Class D	537	557	3,329
Class A	6,276	15,225	18,045
Class B	NA	NA	NA
Class C	1,118	317	6,357

Net Asset Value and Redemption Price* Per Share Outstanding:
Institutional Class	$9.67	$10.02	$8.40
Class P	9.67	10.02	8.40
Administrative Class	NA	NA	NA
Class D	9.67	10.02	8.40
Class A	9.67	10.02	8.40
Class B	NA	NA	NA
Class C	9.67	10.02	8.40

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

PIMCO Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$116,980	$79,191	$180,819	$58,373	$126,997
45,437	2,508	12,610	1,702	35,337
388	NA	3,762	NA	NA
16,002	22,181	4,038	3,926	18,176
247,869	51,788	152,343	10,727	60,905
1,447	NA	NA	NA	NA
104,218	7,737	18,859	2,993	19,416

12,456	7,111	21,331	5,355	12,222
4,838	225	1,488	156	3,401
41	NA	444	NA	NA
1,704	1,992	476	360	1,749
26,394	4,651	17,972	984	5,862
154	NA	NA	NA	NA
11,097	695	2,225	275	1,869

$9.39	$11.13	$8.48	$10.90	$10.39
9.39	11.13	8.48	10.90	10.39
9.39	NA	8.48	NA	NA
9.39	11.13	8.48	10.90	10.39
9.39	11.13	8.48	10.90	10.39
9.39	NA	NA	NA	NA
9.39	11.13	8.48	10.90	10.39

ANNUAL REPORT	MARCH 31, 2012	31

Statements of Operations

Year Ended March 31, 2012
(Amounts in thousands)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:
Interest	$4,081	$4,786	$15,885
Dividends	8	2	15
Total Income	4,089	4,788	15,900

Expenses:
Investment advisory fees	246	493	810
Supervisory and administrative fees	308	710	830
Distribution and/or servicing fees - Administrative Class	0	0	0
Distribution fees - Class B	0	0	0
Distribution fees - Class C	59	8	321
Servicing fees - Class A	121	403	259
Servicing fees - Class B	0	0	0
Servicing fees - Class C	20	7	107
Trustees’ fees	0	1	1
Interest expense	1	0	3
Miscellaneous expense	0	0	0
Total Expenses	755	1,622	2,331
Waiver by PIMCO	0	0	(112)
Net Expenses	755	1,622	2,219

Net Investment Income	3,334	3,166	13,681

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	631	(75)	(1,276)
Net realized gain (loss) on futures contracts	13	0	142
Net realized gain on written options	0	0	0
Net realized (loss) on swaps	(2,270)	(3,063)	(6,406)
Net realized gain on foreign currency transactions	0	0	0
Net change in unrealized appreciation on investments	6,025	1,494	30,325
Net change in unrealized (depreciation) on futures contracts	(3)	(57)	(205)
Net change in unrealized (depreciation) on written options	0	0	0
Net change in unrealized appreciation (depreciation) on swaps	(13)	(356)	670
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0
Net Gain (Loss)	4,383	(2,057)	23,250

Net Increase in Net Assets Resulting from Operations	$7,717	$1,109	$36,931

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Tax Managed Bond Fund

$16,976	$6,568	$6,457	$1,508	$10,856
0	0	0	0	20
16,976	6,568	6,457	1,508	10,876

746	351	622	169	1,212
1,095	460	767	160	1,192
1	0	9	0	0
17	0	0	0	0
374	38	62	10	180
398	104	313	13	209
5	0	0	0	0
187	13	51	5	60
1	0	1	0	1
4	1	0	1	8
0	0	0	3	14
2,828	967	1,825	361	2,876
0	0	0	0	(9)
2,828	967	1,825	361	2,867

14,148	5,601	4,632	1,147	8,009

7,343	2,278	(1,056)	195	3,707
197	82	0	14	(8,949)
0	0	0	0	2,187
(6,347)	(3,694)	(4,645)	(36)	(15,874)
0	0	0	0	918
28,025	9,651	3,542	2,522	10,704
(322)	(116)	(76)	0	(837)
0	0	0	0	(124)
1,987	74	(423)	(460)	634
0	0	0	0	402
30,883	8,275	(2,658)	2,235	(7,232)

$45,031	$13,876	$1,974	$3,382	$777

ANNUAL REPORT	MARCH 31, 2012	33

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund		PIMCO Municipal Bond Fund

(Amounts in thousands)	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,334	$3,318	$3,166	$4,114	$13,681	$12,440	$14,148	$14,453
Net realized gain (loss)	(1,626)	(120)	(3,138)	(191)	(7,540)	(487)	1,193	(4,510)
Net change in unrealized appreciation (depreciation)	6,009	(1,027)	1,081	(1,080)	30,790	(9,141)	29,690	(2,609)
Net increase resulting from operations	7,717	2,171	1,109	2,843	36,931	2,812	45,031	7,334

Distributions to Shareholders:
From net investment income
Institutional Class	(1,505)	(1,751)	(1,136)	(1,561)	(4,876)	(4,152)	(4,446)	(6,247)
Class P	(155)	(91)	(394)	(451)	(508)	(250)	(618)	(137)
Administrative Class	0	0	0	0	0	0	(21)	(39)
Class D	(175)	(191)	(69)	(85)	(1,271)	(1,269)	(537)	(656)
Class A	(1,514)	(1,227)	(1,787)	(2,032)	(5,372)	(4,890)	(6,064)	(4,792)
Class B	0	0	0	0	0	0	(72)	(216)
Class C	(184)	(80)	(22)	(13)	(1,923)	(1,964)	(2,496)	(2,276)
From net realized capital gains
Institutional Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0

Total Distributions	(3,533)	(3,340)	(3,408)	(4,142)	(13,950)	(12,525)	(14,254)	(14,363)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	25,741	13,535	(18,847)	3,914	120,999	(26,602)	234,717	(141,887)

Total Increase (Decrease) in Net Assets	29,925	12,366	(21,146)	2,615	143,980	(36,315)	265,494	(148,916)

Net Assets:
Beginning of year	98,677	86,311	285,035	282,420	211,611	247,926	266,847	415,763
End of year*	$128,602	$98,677	$263,889	$285,035	$355,591	$211,611	$532,341	$266,847

*Including undistributed (overdistributed) net investment income of:	$319	$288	$40	$(29)	$200	$175	$1,622	$1,345

**	See note 11 in the Notes to Financial Statements.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund		PIMCO Tax Managed Real Return Fund		PIMCO Unconstrained Tax Managed Bond Fund

Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011

$5,601	$6,009	$4,632	$5,430	$1,147	$472	$8,009	$3,552
(1,334)	(486)	(5,701)	(72)	173	61	(18,011)	(1,714)
9,609	(3,063)	3,043	314	2,062	539	10,779	1,886
13,876	2,460	1,974	5,672	3,382	1,072	777	3,724

(3,266)	(3,449)	(2,832)	(2,661)	(998)	(431)	(2,215)	(1,499)
(83)	(12)	(177)	(140)	(19)	(1)	(620)	(333)
0	0	(49)	(49)	0	0	0	0
(830)	(979)	(57)	(105)	(42)	(20)	(254)	(145)
(1,484)	(1,529)	(1,468)	(2,100)	(71)	(15)	(1,011)	(539)
0	0	0	0	0	0	0	0
(141)	(65)	(184)	(217)	(17)	(5)	(124)	(44)

0	0	0	0	(25)	(130)	0	(66)
0	0	0	0	(1)	0	0	(19)
0	0	0	0	(2)	(6)	0	(11)
0	0	0	0	(2)	(5)	0	(45)
0	0	0	0	(1)	(2)	0	(14)

(5,804)	(6,034)	(4,767)	(5,272)	(1,178)	(615)	(4,224)	(2,715)

3,228	(13,288)	41,297	(14,514)	36,030	25,824	(45,097)	170,380

11,300	(16,862)	38,504	(14,114)	38,234	26,281	(48,544)	171,389

152,105	168,967	333,927	348,041	39,487	13,206	309,375	137,986
$163,405	$152,105	$372,431	$333,927	$77,721	$39,487	$260,831	$309,375

$(16)	$(58)	$325	$134	$0	$0	$713	$421

**	See note 11 in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2012	35

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 94.4%

CALIFORNIA 94.2%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$305
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	599
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	289
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,544
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	940
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2013	570	606
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	827
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	610
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	2,000	2,118
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	312
California Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,403
California Municipal Finance Authority Revenue Bonds, Series 2011
6.000% due 11/01/2026	400	426
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	484
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	1,000	1,006
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	3,000	3,017
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,223
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	2,000	2,262
5.000% due 05/01/2020	4,000	4,901
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,485
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,074
5.000% due 11/01/2019	500	593
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,140
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2031	1,200	1,253
5.125% due 10/01/2031	3,000	3,118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2016	$100	$116
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,340	1,341
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	1,000	1,034
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	628
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.125% due 05/15/2031	4,000	4,191
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,130
Capistrano Unified School District, California Special Tax Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/01/2017	500	526
Capistrano Unified School District, California Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	719
5.375% due 09/01/2017	800	820
Contra Costa Water District, California Revenue Notes, Series 2010
4.000% due 10/01/2015	250	278
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2015	140	154
5.000% due 04/01/2016	150	169
Encinitas Union School District, California General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,229
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	821
Lafayette Elementary School District, California General Obligation Notes, Series 2010
5.000% due 08/01/2016	155	180
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,104
5.250% due 11/15/2019	500	547
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2012
5.000% due 11/01/2026 (a)	1,680	1,875
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	238
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	258
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	200	217
5.000% due 06/01/2018	1,415	1,726
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	740
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	287
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	783

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Department of Water & Power, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	$1,000	$1,056
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	287
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,500	2,929
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,152
Mesa Consolidated Water District, California Certificates of Participation Notes, Series 2009
4.000% due 03/15/2014	250	263
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	3,435	4,106
Modesto Irrigation District, California Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,717
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	457
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	918
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	956
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	640	671
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	284
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2016	160	165
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,135
Ohlone Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2031	3,000	3,335
Palomar Pomerado Health, California Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	1,000	1,077
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	295
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,177
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	140
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,155
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	256
Sacramento Municipal Utility District, California Revenue Bonds, Series 1983
9.000% due 04/01/2013	260	271
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,771

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	$2,000	$2,422
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,408
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	948
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,275
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	592
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,058
San Fernando Redevelopment Agency, California Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,454
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,553
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,208
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,151
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,041
San Jose Redevelopment Agency, California Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,095

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	$750	$835
San Mateo Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,717
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,643
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,177
Santaluz Community Facilities District No. 2, California Special Tax Bonds, Series 2011
5.000% due 09/01/2028	830	860
5.000% due 09/01/2029	715	739
5.100% due 09/01/2030	470	487
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,471
Southwestern Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	469
Torrance, California Revenue Notes, Series 2010
3.000% due 09/01/2016	200	205
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,640	1,740
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	406
University of California Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	$2,000	$2,353
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,140
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,154

		121,128

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	200	220

Total Municipal Bonds & Notes (Cost $115,332)		121,348

SHORT-TERM INSTRUMENTS 3.5%

REPURCHASE AGREEMENTS 3.5%
State Street Bank and Trust Co.
0.010% due 04/02/2012	4,565	4,565

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $4,658. Repurchase proceeds are $4,565.)

Total Short-Term Instruments (Cost $4,565)		4,565

Total Investments 97.9% (Cost $119,897)		$125,913

Other Assets and Liabilities (Net) 2.1%		2,689

Net Assets 100.0%		$128,602

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Cash of $28 has been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2012	30	$(3)

(c)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	1,900	$37	$44	$(7)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		4,000	75	98	(23)

							$112	$142	$(30)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	37

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

March 31, 2012

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$121,128	$0	$121,128
New Jersey	0	220	0	220
Short-Term Instruments
Repurchase Agreements	0	4,565	0	4,565
	$0	$125,913	$0	$125,913

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(30)	$0	$(30)
Interest Rate Contracts	(3)	0	0	(3)
	$(3)	$(30)	$0	$(33)

Totals	$(3)	$125,883	$0	$125,880

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(e)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$27	$27

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$30	$0	$0	$0	$30

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$13	$13
Net realized (loss) on swaps	0	(96)	0	0	(2,174)	(2,270)

	$0	$(96)	$0	$0	$(2,161)	$(2,257)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(3)	$(3)
Net change in unrealized appreciation (depreciation) on swaps	0	(204)	0	0	191	(13)

	$0	$(204)	$0	$0	$188	$(16)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(3) as reported in the Notes to Schedule of Investments.

(f)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$37	$0	$37
JPM	75	0	75

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 92.9%

CALIFORNIA 90.9%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$558
Alta Loma School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2012	400	399
Anaheim Public Financing Authority, California Revenue Notes, Series 2008
4.000% due 08/01/2012	350	354
Atascadero Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 10/01/2014	110	114
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	113
Beverly Hills Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 06/01/2013	800	834
Brea Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 07/01/2012	415	417
3.000% due 07/01/2013	250	256
Brentwood Union School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	152
Calaveras Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2012	560	565
3.000% due 08/01/2013	460	475
California Educational Facilities Authority Revenue Bonds, Series 2008
0.230% due 10/01/2026	250	250
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	552
5.000% due 10/01/2014	500	538
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2013	525	561
California Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	53
5.000% due 04/01/2013	175	182
California Educational Facilities Authority Revenue Notes, Series 2010
0.990% due 10/01/2015	3,620	3,640
2.000% due 02/01/2013	165	167
3.000% due 10/01/2012	1,315	1,331
4.000% due 02/01/2014	250	266
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	645	696
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	305
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 07/01/2037	1,250	1,264
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,101
California Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2014	250	270
5.000% due 08/15/2014	350	383

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	$750	$780
5.000% due 11/15/2012	1,000	1,026
California Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,184
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
2.250% due 11/01/2026	3,250	3,250
California Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,339
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	750	808
California Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 12/01/2012	600	611
3.000% due 05/15/2013	415	426
California Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	358
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.160% due 11/01/2026	4,000	4,000
California Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,605
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
3.000% due 09/01/2012	395	398
4.000% due 09/01/2015	750	802
California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 05/01/2014	315	319
California State Department of Water Resources Revenue Notes, (NPFGC/IBC Insured), Series 2002
5.500% due 05/01/2012	700	703
California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	877
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	1,150	1,152
4.000% due 05/01/2014	2,600	2,789
5.000% due 05/01/2012	100	100
5.000% due 05/01/2013	305	320
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2013	4,000	4,199
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	210
4.000% due 09/01/2014	220	236
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	80	88
California State General Obligation Notes, (AGM/CR Insured), Series 2004
5.250% due 07/01/2013	1,500	1,589
California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,175	1,189
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	502
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	97
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Notes, Series 2012
5.000% due 02/01/2015	$2,500	$2,776
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	161
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	308
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	438
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	789
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,769
4.000% due 03/01/2014	3,630	3,839
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	89
California State University Revenue Notes, (AGM Insured), Series 2004
3.500% due 11/01/2012	2,565	2,613
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	286
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	3,000	3,102
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,121
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.850% due 11/01/2029	255	256
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.180% due 08/15/2027	3,200	3,200
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2004
5.000% due 08/15/2012	425	432
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	805
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,233
5.500% due 08/01/2014	2,610	2,845
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	161
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,250	1,255
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2012	640	647
5.000% due 07/01/2013	850	893
California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	376
California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	729
5.000% due 04/01/2013	4,510	4,717
5.000% due 06/15/2013	4,040	4,257

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	39

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	$250	$253
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,032
Calleguas-Las Virgenes Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 11/01/2013	400	420
Campbell Union High School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2012	225	227
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,164
Cardiff School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	517
Carlsbad Unified School District, California General Obligation Notes, Series 2011
0.000% due 08/01/2012	400	400
0.000% due 08/01/2013	500	494
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2012	610	617
4.000% due 08/01/2015	130	140
Central Valley Financing Authority, California Revenue Notes, Series 2009
4.000% due 07/01/2012	750	756
Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
3.000% due 09/01/2012	125	126
3.000% due 09/01/2013	200	205
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
2.000% due 10/01/2012	220	222
4.000% due 10/01/2017	250	267
4.000% due 10/01/2019	100	106
Cucamonga Valley Water District, California Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	266
Desert Sands Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	977
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	163
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	650
East Side Union High School District, California General Obligation Notes, (SGI Insured), Series 2005
4.000% due 08/01/2012	200	202
El Dorado Union High School District, California Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	443
El Monte City School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,554
El Monte Union High School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2013	500	492
0.000% due 06/01/2014	1,345	1,299
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 04/01/2012	250	250
3.000% due 04/01/2013	535	548

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	$730	$813
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2009
4.000% due 08/01/2012	610	618
4.000% due 08/01/2013	700	734
Fresno Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	325
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	164
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2010
4.000% due 05/01/2012	2,000	2,005
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,185	1,249
5.000% due 06/01/2043	100	105
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	106
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (SGI/ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,839
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	800	848
5.500% due 06/01/2043	2,655	2,815
6.250% due 06/01/2033	4,785	5,048
6.625% due 06/01/2040	2,020	2,168
7.875% due 06/01/2042	105	114
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.200% due 06/01/2012	1,800	1,807
Hawthorne School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2012	100	100
0.000% due 08/01/2013	115	112
Huntington Beach Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 09/01/2012	250	253
4.000% due 09/01/2013	225	236
Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2012	1,000	1,009
5.000% due 07/01/2013	750	792
Irvine Ranch Water District, California Revenue Bonds, Series 1991
0.120% due 08/01/2016	3,250	3,250
Irvine, California Special Assessment Bonds, Series 1994
0.150% due 09/02/2020	219	219
Jefferson Union High School District, California General Obligation Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	200	202
La Habra Utility Authority, California Revenue Notes, Series 2010
3.000% due 11/01/2012	175	178
Lake Arrowhead Community Services District, California Certificates of Participation Notes, Series 2009
3.000% due 10/01/2012	300	304
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	199
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016 (a)	500	558
4.000% due 11/01/2017 (a)	250	281

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach, California Harbor Revenue Notes, Series 2010
4.000% due 05/15/2013	$2,000	$2,080
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2012	90	90
4.000% due 06/01/2013	110	114
Los Angeles Community College District, California General Obligation Notes, Series 2008
3.000% due 08/01/2012	500	505
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	157
Los Angeles Department of Airports, California Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 05/15/2012	230	231
Los Angeles Department of Airports, California Revenue Notes, Series 2009
5.000% due 05/15/2013	250	262
Los Angeles Department of Airports, California Revenue Notes, Series 2010
3.000% due 05/15/2013	690	709
Los Angeles Department of Water & Power, California Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	529
Los Angeles Harbor Department, California Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,016
Los Angeles Municipal Improvement Corp., California Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2013	1,000	1,056
Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2010
3.000% due 11/01/2012	545	552
Los Angeles Solid Waste Resources, California Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	259
Los Angeles Solid Waste Resources, California Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,046
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
3.000% due 12/01/2012	2,205	2,239
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	233
Los Angeles Unified School District, California General Obligation Notes, Series 2010
4.000% due 07/01/2012	300	303
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	5,045	5,431
Los Angeles, California Revenue Notes, (FHLMC Insured), Series 2010
1.125% due 08/01/2013	750	747
Los Rios Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	108
M-S-R Public Power Agency, California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2014	1,090	1,178
Menlo Park City School District, California General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	148
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.190% due 07/01/2023	7,925	7,925
Metropolitan Water District of Southern California Revenue Bonds, Series 2011
0.340% due 07/01/2036	1,500	1,501

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Water District of Southern California Revenue Notes, Series 2009
5.000% due 07/01/2012	$1,000	$1,012
Mission Viejo Community Development Financing Authority, California Revenue Notes, Series 2009
5.000% due 05/01/2013	530	555
Monrovia Unified School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2012	250	252
Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,512
Monterey Peninsula Community College District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2012	250	249
Mount Diablo Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 06/01/2012	85	86
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,850
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,500	1,554
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2012	140	141
3.000% due 09/02/2014	150	155
Norco Redevelopment Agency, California Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	125
Northern California Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,517
Northern California Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	455
Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,923
Norwalk Redevelopment Agency, California Tax Allocation Notes, (NPFGC Insured), Series 2005
5.000% due 10/01/2012	720	733
Norwalk-La Mirada Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	921
Oak Grove School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	53
Ocean View School District/Orange County, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 03/01/2013	300	309
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	165
4.000% due 08/01/2016	200	223
Ohlone Community College District, California General Obligation Notes, Series 2011
3.000% due 08/01/2013	925	957
OMWD Financing Authority, California Revenue Notes, Series 2009
3.000% due 06/01/2012	160	161
Orange County, California Local Transportation Authority Revenue Notes, Series 2010
3.000% due 02/15/2013	500	512
Orange County, California Public Financing Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 07/01/2014	250	272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	$720	$755
Orange County, California Sanitation District Certificates of Participation Notes, (AGM Insured), Series 2007
4.000% due 02/01/2013	90	93
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	105
Orchard School District, California General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	127
Pittsburg Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	102
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	168
Pleasanton Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	133
Rim of the World Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2012	275	278
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	124
Riverside, California Electric Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	549
Riverside, California Electric Revenue Notes, Series 2009
5.000% due 10/01/2013	2,000	2,125
Riverside, California Sewer Revenue Notes, Series 2009
4.000% due 08/01/2012	500	506
Roseville Electric System Revenue, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,085
Roseville Finance Authority, California Revenue Notes, Series 2010
2.000% due 02/01/2013	330	334
Sacramento City Financing Authority, California Revenue Bonds, (AGM Insured), Series 2002
5.375% due 12/01/2021	150	155
Sacramento County, California Airport System Revenue Notes, Series 2009
3.000% due 07/01/2012	550	553
5.000% due 07/01/2013	500	527
Sacramento County, California Airport System Revenue Notes, Series 2010
2.000% due 07/01/2013	300	305
3.000% due 07/01/2016	995	1,054
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
2.500% due 08/01/2012	190	191
3.000% due 08/01/2013	300	310
Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,083
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,475
Sacramento Municipal Utility District, California Revenue Notes, Series 2009
5.000% due 07/01/2012	500	505
San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,041

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	$2,800	$2,849
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	200	201
3.000% due 07/01/2013	150	154
3.000% due 07/01/2014	400	418
3.000% due 07/01/2015	600	633
4.000% due 07/01/2014	700	740
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2005
5.250% due 05/01/2013	675	709
San Diego Unified School District, California General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	324
San Francisco State Building Authority, California Revenue Notes, Series 2005
5.000% due 12/01/2012	500	513
San Francisco Unified School District, California General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,357
San Francisco, California City & County Airports Commission Revenue Notes, (AGM Insured), Series 2009
3.500% due 05/01/2012	1,000	1,003
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	320
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.200% due 04/01/2030	765	765
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,000	1,005
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,312
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	494
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	740	748
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,552
San Jose Redevelopment Agency, California Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,263
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	278
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2008
5.000% due 07/15/2014	150	162
San Rafael Redevelopment Agency, California Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,026
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	199
Santa Barbara Financing Authority, California Revenue Notes, Series 2009
4.000% due 07/01/2012	400	403
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
0.150% due 04/01/2036	705	705

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	41

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	$150	$172
Santa Margarita-Dana Point Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	248
Santa Margarita-Dana Point Authority, California Revenue Notes, Series 2009
5.000% due 08/01/2012	1,075	1,092
Santa Monica Community College District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
0.000% due 08/01/2013	225	223
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,180	2,230
Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	1,975
South Coast Water District Financing Authority, California Revenue Notes, Series 2010
3.000% due 02/01/2013	100	102
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	132
South San Francisco Unified School District, California Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	271
Southern California Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2013	2,700	2,905
Southern California Public Power Authority Revenue Bonds, Series 2008
0.160% due 07/01/2020	2,000	2,000
Southern California Public Power Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	500	502
4.000% due 07/01/2014	750	805
4.000% due 07/01/2015	1,165	1,279
5.000% due 07/01/2014	700	767
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,098
St. Helena Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	532
Stockton Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	1,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2012	$175	$177
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.947% due 05/15/2030	1,000	801
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	51
University of California Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2012	350	352
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	295
University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	104
University of California Revenue Notes, Series 2009
4.000% due 05/15/2012	900	904
5.000% due 05/15/2013	265	278
University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	509
3.000% due 05/15/2014	500	527
5.000% due 05/15/2016	1,000	1,147
Val Verde Unified School District, California General Obligation Notes, (AGM Insured), Series 2010
4.000% due 08/01/2012	990	1,002
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2012	215	217
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015 (a)	500	552
West Hollywood Public Financing Authority, California Revenue Notes, Series 2009
5.000% due 02/01/2013	1,145	1,186
Western Placer Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2012	245	247
3.000% due 08/01/2013	350	360
Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	439

		239,967

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.3%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	$700	$770

PENNSYLVANIA 0.3%
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	937

PUERTO RICO 1.2%
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	505
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2012	2,000	2,021
5.000% due 07/01/2013	550	578

		3,104

U. S. VIRGIN ISLANDS 0.1%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	412

Total Municipal Bonds & Notes (Cost $242,437)		245,190

SHORT-TERM INSTRUMENTS 6.4%

REPURCHASE AGREEMENTS 6.4%
State Street Bank and Trust Co.
0.010% due 04/02/2012	16,877	16,877

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $17,219. Repurchase proceeds are $16,877.)

Total Short-Term Instruments (Cost $16,877)		16,877

Total Investments 99.3% (Cost $259,314)		$262,067

Other Assets and Liabilities (Net) 0.7%		1,822

Net Assets 100.0%		$263,889

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Cash of $84 has been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2012	30	$(57)

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$239,967	$0	$239,967
New York	0	770	0	770
Pennsylvania	0	937	0	937
Puerto Rico	0	3,104	0	3,104
U. S. Virgin Islands	0	412	0	412

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Short-Term Instruments
Repurchase Agreements	$0	$16,877	$0	$16,877
	$0	$262,067	$0	$262,067

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(57)	$0	$0	$(57)

Totals	$(57)	$262,067	$0	$262,010

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(d)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$34	$34

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on swaps	$0	$(15)	$0	$0	$(3,048)	$(3,063)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(57)	$(57)
Net change in unrealized (depreciation) on swaps	0	(139)	0	0	(217)	(356)

	$0	$(139)	$0	$0	$(274)	$(413)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(57) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	43

Schedule of Investments PIMCO High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 93.2%

ALABAMA 4.7%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$2,000	$1,938
Colbert County-Northwest Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	609
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	252
5.250% due 03/01/2036	500	501
Pell City Special Care Facilities, Alabama Revenue Bonds, Series 2012
5.000% due 12/01/2039	2,000	2,026
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2011
5.375% due 12/01/2035	9,800	10,285
Tuscaloosa Public Educational Building Authority, Alabama Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,233

		16,844

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	751

ARIZONA 3.2%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,216
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	4,750	3,639
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,260
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,570
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	910
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,891
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	815

		11,301

CALIFORNIA 14.4%
California Health Facilities Financing Authority Revenue Bonds, Series 2007
5.250% due 11/15/2046	7,445	7,757
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,709
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	642
7.000% due 10/01/2039	500	466
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,056
7.750% due 04/01/2031	1,000	1,121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	$1,000	$1,065
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	578
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	3,000	3,131
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2033 (a)	7,000	7,149
5.000% due 04/01/2037 (a)	5,500	5,578
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,100	1,064
5.750% due 11/01/2017	365	378
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,190	6,510
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,149
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	759
5.750% due 06/01/2047	2,500	1,916
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	2,000	2,142
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,240	4,031
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2039	5,445	1,207
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	514
Victor Valley Union High School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	837
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	2,130	545

		51,304

COLORADO 3.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (f)	775	678
5.750% due 05/15/2037	815	677
5.750% due 12/01/2037	970	806
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	2,057
5.900% due 08/01/2037	1,000	885
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,041
Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	403
5.450% due 12/01/2034	1,000	759
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	372

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	$900	$543
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,630
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	814

		11,665

CONNECTICUT 0.3%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	1,000	1,086

FLORIDA 4.6%
Beacon Lakes Community Development District, Florida Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	425	411
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	216
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	315
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,033
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	891
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,434
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2027	3,650	3,996
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,331
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,092
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,309
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,592
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	770	770

		16,390

GEORGIA 0.8%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	250	257
DeKalb County Hospital Authority, Georgia Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	1,079
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	191
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,319

		2,846

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	$1,200	$1,205

ILLINOIS 3.4%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	884
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,120
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,849
Illinois Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	801
Illinois Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,000	920
5.500% due 05/15/2037	750	615
6.000% due 03/01/2037^	1,775	586
6.100% due 12/01/2041	675	566
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	495
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	2,253
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,012
6.625% due 06/01/2037	1,000	1,004

		12,125

INDIANA 3.1%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	92
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	386
Indiana Health Facility Financing Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,116
Indiana Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,061
6.000% due 01/01/2039	1,000	1,123
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,770
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,702
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,630

		10,880

IOWA 0.8%
Altoona, Iowa Revenue Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,057
Iowa Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	714
5.500% due 11/15/2037	1,650	1,200

		2,971

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	$200	$139

		358

KENTUCKY 0.9%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2011
5.250% due 08/15/2046	2,440	2,577
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	532

		3,109

LOUISIANA 1.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,114
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,551
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	580

		4,245

MAINE 1.4%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,006

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	263
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	400	327
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	298

		888

MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,259
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,290	1,441

		2,700

MICHIGAN 3.1%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	300
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,044
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	327
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	750	690
Global Preparatory Academy, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	186

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	$1,200	$925
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	900	900
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	635
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (f)	225	216
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,024
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	5,250	3,999
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	637

		10,883

MINNESOTA 0.9%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	359
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	671
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	610
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,136
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	486

		3,262

MISSOURI 1.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037^	750	278
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	239
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	186
5.550% due 10/01/2036	45	33
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,488
Kansas City, Missouri Tax Allocation Notes, Series 2011
5.000% due 06/01/2021	465	478
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	263
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	478

		3,443

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	592

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	45

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 1992
5.850% due 12/01/2022	$3,000	$3,020

NEW JERSEY 4.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	61
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,174
5.000% due 06/01/2041	15,000	11,364

		14,599

NEW MEXICO 0.3%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	448
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	534

		982

NEW YORK 10.0%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,864
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	134
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	7,675	8,213
5.750% due 02/15/2047	5,000	5,592
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	332
6.700% due 01/01/2043	1,500	1,212
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031^	150	147
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	4,000	4,342
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	10,000	11,207
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	558

		35,601

NORTH CAROLINA 1.1%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	133
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	49
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	865
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	786
6.000% due 04/01/2038	500	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	$575	$600
Northern Hospital District of Surry County, North Carolina Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	842

		3,836

OHIO 2.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	771
5.875% due 06/01/2047	4,250	3,188
6.000% due 06/01/2042	1,520	1,170
6.500% due 06/01/2047	750	616
Butler County, Ohio Revenue Bonds, Series 2010
5.500% due 11/01/2040	500	527
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,390

		9,662

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	213

PENNSYLVANIA 3.3%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	788
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	531
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	514
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,067
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	411
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	261
6.375% due 07/01/2030	1,000	1,045
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	551
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	424
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 1993
6.625% due 11/15/2023	1,900	1,903
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,556
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	540	542

		11,593

PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	2,000	2,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 1.7%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	$70	$70
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	6,054

		6,124

SOUTH CAROLINA 0.9%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,901
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	611	19
6.000% due 11/15/2042	1,426	1,012
Tobacco Settlement Revenue Management Authority, South Carolina Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	197

		3,129

TENNESSEE 3.2%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,088
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	555
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037^	144	12
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	8,000	8,358
5.250% due 09/01/2024	1,375	1,511

		11,524

TEXAS 11.4%
Brazos River Authority, Texas Revenue Bonds, Series 2001
8.250% due 05/01/2033	1,300	221
Brazos River Authority, Texas Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	69
Brazos River Authority, Texas Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	212
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,093
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	546
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,083
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	875
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	920
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	517

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	$1,545	$1,538
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	7,215	7,319
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,749
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2010
5.250% due 11/01/2040	500	521
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	265
Lufkin Health Facilities Development Corp., Texas Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	736
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	162
5.750% due 01/01/2033	350	378
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,240
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,085
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	345
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	558
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,102
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,239
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,908
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	4,810	5,554
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	5,115	5,225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	$1,000	$1,096

		40,556

UTAH 1.7%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	463
5.700% due 11/15/2036	1,000	881
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,180
5.875% due 06/15/2037	1,750	1,526
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	618
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	395

		6,063

VIRGINIA 0.7%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	429
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,250	942
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	949

		2,320

WASHINGTON 0.5%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,048
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	297
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	556

		1,901

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	$500	$519
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	564

		1,083

WISCONSIN 0.9%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037^	1,250	450
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	252
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,107
6.625% due 02/15/2032	1,450	1,539

		3,348

Total Municipal Bonds & Notes (Cost $328,583)		331,508

SHORT-TERM INSTRUMENTS 8.9%

REPURCHASE AGREEMENTS 8.6%
State Street Bank and Trust Co.
0.010% due 04/02/2012	30,479	30,479

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $31,089. Repurchase proceeds are $30,479.)

U.S. TREASURY BILLS 0.3%
0.130% due 09/06/2012 (c)	960	960

Total Short-Term Instruments (Cost $31,439)		31,439

Total Investments 102.1% (Cost $360,022)		$362,947

Other Assets and Liabilities (Net) (2.1%)		(7,356)

Net Assets 100.0%		$355,591

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $959 have been pledged as collateral as of March 31, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Cash of $364 has been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2012	190	$(205)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	47

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

(e)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	5,500	$104	$126	$(22)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		10,900	206	268	(62)

							$310	$394	$(84)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GST	1.500%	06/20/2018	4.960%	$	5,000	$(572)	$0	$(572)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$775	$678	0.19%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	225	216	0.06%

				$1,000	$894	0.25%

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$16,844	$0	$16,844
Alaska	0	751	0	751
Arizona	0	11,301	0	11,301
California	0	51,304	0	51,304
Colorado	0	11,665	0	11,665
Connecticut	0	1,086	0	1,086
Florida	0	16,390	0	16,390
Georgia	0	2,846	0	2,846
Idaho	0	1,205	0	1,205
Illinois	0	12,125	0	12,125
Indiana	0	10,880	0	10,880
Iowa	0	2,971	0	2,971
Kansas	0	358	0	358
Kentucky	0	3,109	0	3,109
Louisiana	0	4,245	0	4,245
Maine	0	5,006	0	5,006

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Maryland	$0	$888	$0	$888
Massachusetts	0	2,700	0	2,700
Michigan	0	10,883	0	10,883
Minnesota	0	3,262	0	3,262
Missouri	0	3,443	0	3,443
Montana	0	592	0	592
New Hampshire	0	3,020	0	3,020
New Jersey	0	14,599	0	14,599
New Mexico	0	982	0	982
New York	0	35,601	0	35,601
North Carolina	0	3,836	0	3,836
Ohio	0	9,662	0	9,662
Oregon	0	213	0	213
Pennsylvania	0	11,593	0	11,593
Puerto Rico	0	2,100	0	2,100
Rhode Island	0	6,124	0	6,124
South Carolina	0	3,129	0	3,129
Tennessee	0	11,524	0	11,524

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Texas	$0	$40,556	$0	$40,556
Utah	0	6,063	0	6,063
Virginia	0	2,320	0	2,320
Washington	0	1,901	0	1,901
West Virginia	0	1,083	0	1,083
Wisconsin	0	3,348	0	3,348
Short-Term Instruments
Repurchase Agreements	0	30,479	0	30,479
U.S. Treasury Bills	0	960	0	960
	$0	$362,947	$0	$362,947

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(656)	$0	$(656)
Interest Rate Contracts	(205)	0	0	(205)
	$(205)	$(656)	$0	$(861)

Totals	$(205)	$362,291	$0	$362,086

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(384)	$0	$0	$0	$0	$384	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$195	$195

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$656	$0	$0	$0	$656

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$142	$142
Net realized (loss) on swaps	0	(478)	0	0	(5,928)	(6,406)

	$0	$(478)	$0	$0	$(5,786)	$(6,264)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(205)	$(205)
Net change in unrealized appreciation on swaps	0	282	0	0	388	670

	$0	$282	$0	$0	$183	$465

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	49

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

March 31, 2012

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(205) as reported in the Notes to Schedule of Investments.

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$104	$0	$104
GST	(572)	960	388
JPM	206	(260)	(54)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Bond Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 90.2%

ALABAMA 1.7%
Alabama 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,322
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	3,000	2,908
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,252
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	600	597

		9,079

CALIFORNIA 15.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	6,835	7,502
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,139
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,579
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034 (a)	10,000	10,165
5.000% due 04/01/2037 (a)	9,000	9,127
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 11/15/2043	8,000	8,215
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,300	6,625
Capistrano Unified School District, California Special Tax Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/01/2017	500	526
Culver Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	639
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,499
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,815	4,746
7.000% due 11/01/2034	1,000	1,313
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,708
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	956
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,304
5.125% due 05/01/2030	1,500	1,541
5.125% due 05/01/2031	1,500	1,532
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	974
4.800% due 09/01/2017	875	905
Poway Unified School District, California Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	435
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2022	950	1,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	$2,385	$1,959
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,318
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,500	1,591

		80,413

COLORADO 6.8%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,503
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,012
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	20,000	20,993
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	12,451

		35,959

CONNECTICUT 0.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,124

FLORIDA 3.7%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,951
Florida State JEA Water & Sewer System Revenue Bonds, (NPFGC Insured), Series 2006
4.609% due 10/01/2020	1,000	989
Florida State JEA Water & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2025	2,285	2,658
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	819
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,071
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
3.600% due 10/01/2021	3,500	3,488
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	600	624

		19,600

GEORGIA 3.3%
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,321
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	764
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	560	614

		17,699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 3.3%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	$5,000	$5,392
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,460
Cook County, Illinois Township High School District No. 225 Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2014	255	242
0.000% due 12/01/2015	1,885	1,741
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	186
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,098
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	495
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,602
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,182
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,364

		17,762

INDIANA 0.7%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,685
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 1992
6.750% due 02/01/2014	470	506
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	582
Tri-Creek 202 High School Building Corp., Indiana Revenue Bonds, (AGM Insured), Series 2007
4.250% due 07/15/2020	1,000	1,055

		3,828

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	561
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	576

		1,137

KENTUCKY 0.6%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2011
5.250% due 08/15/2046	3,000	3,168

LOUISIANA 0.4%
St. Tammany Parish, Louisiana Revenue Notes, Series 2010
5.000% due 08/01/2016	615	699
5.000% due 08/01/2018	505	578

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	51

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	$930	$935

		2,212

MASSACHUSETTS 0.6%
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.752% due 01/01/2016	250	260
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,550	3,017

		3,277

MICHIGAN 1.5%
Detroit, Michigan Water Supply System Revenue Bonds, Series 2011
5.000% due 07/01/2036	2,500	2,539
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,335	1,138
6.000% due 06/01/2048	5,500	4,189

		7,866

MINNESOTA 0.1%
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	500	512

MISSOURI 0.9%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,110
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,105
5.000% due 11/01/2015	540	586
Missouri Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	165	165
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	110
Strother Interchange Transportation Development District, Missouri Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	451

		4,527

NEW HAMPSHIRE 0.4%
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,106
5.000% due 07/01/2017	1,075	1,215

		2,321

NEW JERSEY 2.0%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,500	2,372
6.500% due 04/01/2018	590	649
6.500% due 04/01/2031	500	566
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,549

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	$3,500	$3,772

		10,908

NEW MEXICO 0.8%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	3,865	4,089

NEW YORK 24.6%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,520
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	9,000	9,631
5.750% due 02/15/2047	16,195	18,112
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	14,000	15,119
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/15/2017	800	931
New York City, New York General Obligation Bonds, Series 1993
0.170% due 08/01/2016	2,800	2,800
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	5,034
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,314
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.765% due 03/01/2022	4,000	3,402
5.000% due 03/01/2031	4,145	4,274
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
3.775% due 03/01/2023	4,000	3,327
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
0.140% due 06/15/2033	5,000	5,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	21,000	22,796
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,923
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,411
5.750% due 11/15/2051	15,000	16,810
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	835	851
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2025	2,500	2,926

		131,181

NORTH CAROLINA 1.4%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	$1,800	$2,100

		7,414

OHIO 3.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	334
5.875% due 06/01/2030	2,000	1,542
5.875% due 06/01/2047	5,585	4,190
6.500% due 06/01/2047	600	493
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	6,245	6,658
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2023	3,665	4,338

		17,555

OREGON 0.6%
Portland, Oregon Tax Allocation Bonds, Series 2011
4.750% due 06/15/2028	650	672
5.000% due 06/15/2029	1,000	1,066
5.000% due 06/15/2030	1,000	1,061
5.000% due 06/15/2031	500	528

		3,327

PENNSYLVANIA 1.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	801
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008
4.000% due 10/01/2023	1,000	1,018
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	782
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,030
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,264
Wilkes-Barre Finance Authority, Pennsylvania Revenue Notes, Series 2010
4.000% due 11/01/2015	560	604

		9,499

PUERTO RICO 2.8%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	14,000	14,702

RHODE ISLAND 0.4%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,194

SOUTH CAROLINA 0.6%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,783

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	$250	$273

		3,056

TENNESSEE 2.7%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,290
5.000% due 02/01/2024	1,400	1,489
5.000% due 02/01/2027	8,000	8,358

		14,137

TEXAS 6.2%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,064
Godley Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,321
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.180% due 09/01/2031	1,200	1,200
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	250	278
Houston, Texas Airport System Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.000% due 07/01/2025	1,335	1,341
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,014
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	897
North Central Texas Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,028
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	993
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,275	3,565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	$1,500	$1,784
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,335
5.250% due 12/15/2022	3,000	3,253
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2008
5.625% due 12/15/2017	2,500	2,776
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	3,000	3,464
Texas Water Development Board Revenue Bonds, Series 2007
0.200% due 07/15/2019	2,955	2,955
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,645

		32,913

UTAH 0.9%
Murray, Utah Revenue Bonds, Series 2005
0.180% due 05/15/2037	5,000	5,000

VIRGINIA 0.4%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,101

WASHINGTON 1.2%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,380
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	852
Yakima County, Washington School District No. 28 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,349

		6,581

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	$580	$615
Wisconsin Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	190	190
5.350% due 11/01/2022	700	701
Wisconsin Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.700% due 05/01/2012	1,055	1,056
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	1,680	1,818

		4,380

Total Municipal Bonds & Notes (Cost $458,361)		480,521

SHORT-TERM INSTRUMENTS 12.0%

REPURCHASE AGREEMENTS 11.8%
State Street Bank and Trust Co.
0.010% due 04/02/2012	62,837	62,837

(Dated 03/30/2012. Collateralized by Fannie Mae 1.750% due 02/22/2013 valued at $64,096. Repurchase proceeds are $62,837.)

U.S. TREASURY BILLS 0.2%
0.087% due 04/05/2012 - 08/23/2012 (b)(c)	890	890

Total Short-Term Instruments (Cost $63,727)		63,727

Total Investments 102.2% (Cost $522,088)		$544,248

Other Assets and Liabilities (Net) (2.2%)		(11,907)

Net Assets 100.0%		$532,341

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Securities with an aggregate market value of $540 have been pledged as collateral as of March 31, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Cash of $560 has been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2012	285	$(322)

(e)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	8,300	$157	$190	$(33)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		16,300	308	400	(92)

							$465	$590	$(125)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	53

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GST	0.650%	06/20/2018	1.380%	$	5,000	$(187)	$0	$(187)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,478	$1,645	0.31%

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$9,079	$0	$9,079
California	0	80,413	0	80,413
Colorado	0	35,959	0	35,959
Connecticut	0	2,124	0	2,124
Florida	0	19,600	0	19,600
Georgia	0	17,699	0	17,699
Illinois	0	17,762	0	17,762
Indiana	0	3,828	0	3,828
Kansas	0	1,137	0	1,137
Kentucky	0	3,168	0	3,168
Louisiana	0	2,212	0	2,212
Massachusetts	0	3,277	0	3,277
Michigan	0	7,866	0	7,866
Minnesota	0	512	0	512
Missouri	0	4,527	0	4,527
New Hampshire	0	2,321	0	2,321
New Jersey	0	10,908	0	10,908
New Mexico	0	4,089	0	4,089
New York	0	131,181	0	131,181
North Carolina	0	7,414	0	7,414
Ohio	0	17,555	0	17,555

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Oregon	$0	$3,327	$0	$3,327
Pennsylvania	0	9,499	0	9,499
Puerto Rico	0	14,702	0	14,702
Rhode Island	0	2,194	0	2,194
South Carolina	0	3,056	0	3,056
Tennessee	0	14,137	0	14,137
Texas	0	32,913	0	32,913
Utah	0	5,000	0	5,000
Virginia	0	2,101	0	2,101
Washington	0	6,581	0	6,581
Wisconsin	0	4,380	0	4,380
Short-Term Instruments
Repurchase Agreements	0	62,837	0	62,837
U.S. Treasury Bills	0	890	0	890
	$0	$544,248	$0	$544,248

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(312)	0	(312)
Interest Rate Contracts	(322)	0	0	(322)
	$(322)	$(312)	$0	$(634)

Totals	$(322)	$543,936	$0	$543,614

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(1,783)	$0	$0	$0	$0	$1,783	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$294	$294

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$312	$0	$0	$0	$312

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$197	$197
Net realized (loss) on swaps	0	(1,690)	0	0	(4,657)	(6,347)

	$0	$(1,690)	$0	$0	$(4,460)	$(6,150)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(322)	$(322)
Net change in unrealized appreciation on swaps	0	1,692	0	0	295	1,987

	$0	$1,692	$0	$0	$(27)	$1,665

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(322) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	55

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

March 31, 2012

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$157	$0	$157
GST	(187)	540	353
JPM	308	(390)	82

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Bond Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 93.2%

CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$215	$222

ILLINOIS 0.4%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	780	626

NEW YORK 91.4%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,231
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,104
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	826
Buffalo Fiscal Stability Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,137
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	90
Erie County, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2004
5.750% due 05/01/2025	1,000	1,089
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,737
5.000% due 07/01/2041	1,500	1,565
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	7,000	7,829
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,096
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,315
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,692
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,195
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,044
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,726
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,240
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,505
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,357
New Rochelle City School District, New York General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	$500	$568
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,968
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,142
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,166
5.000% due 10/01/2019	2,300	2,692
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	590
5.000% due 08/01/2023	2,200	2,545
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,163
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	577
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	461
5.000% due 01/01/2046	500	464
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.765% due 03/01/2022	1,400	1,191
5.000% due 03/01/2031	750	773
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
3.775% due 03/01/2023	2,350	1,955
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	836
5.500% due 01/01/2016	1,000	1,096
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,171
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,045
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,797
New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	1,000	1,193
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,920	2,089
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,072
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,845
New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,987
New York Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	569
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	$1,000	$1,179
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	765
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,179
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	403
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	813
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,199
5.000% due 07/01/2026	500	526
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,117
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,719
5.000% due 07/01/2038	1,000	1,074
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,083
5.500% due 05/01/2037	400	445
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	542
5.500% due 07/01/2040	1,000	1,088
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,219
6.000% due 07/01/2040	500	558
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,870
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2015	1,000	1,133
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,185
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	914
5.000% due 07/01/2016	1,000	1,114
5.000% due 07/01/2019	750	846
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,175
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,651
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,565
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,091
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,134
New York State Urban Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 01/01/2019	2,000	2,310

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	57

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	$1,000	$1,154
New York State Urban Development Corp. Revenue Notes, Series 2010
4.000% due 01/01/2016	2,000	2,207
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	496
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,921
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	294
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,141
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,082
Rensselaer Municipal Leasing Corp., New York Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,053
Sales Tax Asset Receivable Corp., New York Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	$400	$457
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,585
Tobacco Settlement Financing Corp., New York Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,048
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,860	2,195
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,292
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	2,942
TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,479

		149,372

PUERTO RICO 1.3%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.545% due 07/01/2020	750	730

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Government Development Bank for Puerto Rico Revenue Notes, Series 2006
5.000% due 12/01/2014	$1,250	$1,334

		2,064

Total Municipal Bonds & Notes (Cost $140,242)		152,284

SHORT-TERM INSTRUMENTS 5.3%

REPURCHASE AGREEMENTS 5.3%
State Street Bank and Trust Co.
0.010% due 04/02/2012	8,677	8,677

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $8,855. Repurchase proceeds are $8,677.)

Total Short-Term Instruments (Cost $8,677)		8,677

Total Investments 98.5% (Cost $148,919)		$160,961

Other Assets and Liabilities (Net) 1.5%		2,444

Net Assets 100.0%		$163,405

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $196 has been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2012	95	$(116)

(b)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	2,600	$50	$60	$(10)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		5,100	96	125	(29)

							$146	$185	$(39)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$222	$0	$222
Illinois	0	626	0	626
New York	0	149,372	0	149,372
Puerto Rico	0	2,064	0	2,064
Short-Term Instruments
Repurchase Agreements	0	8,677	0	8,677
	$0	$160,961	$0	$160,961

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(39)	$0	$(39)
Interest Rate Contracts	(116)	0	0	(116)
	$(116)	$(39)	$0	$(155)

Totals	$(116)	$160,922	$0	$160,806

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(d)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$99	$99

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$39	$0	$0	$0	$39

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$82	$82
Net realized (loss) on swaps	0	(41)	0	0	(3,653)	(3,694)

	$0	$(41)	$0	$0	$(3,571)	$(3,612)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(116)	$(116)
Net change in unrealized appreciation (depreciation) on swaps	0	(210)	0	0	284	74

	$0	$(210)	$0	$0	$168	$(42)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(116) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	59

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

March 31, 2012

(e)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$50	$0	$50
JPM	96	0	96

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short Duration Municipal Income Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 93.6%

ALABAMA 0.2%
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	$700	$696

ALASKA 0.3%
Alaska Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	250	250
North Slope Borough, Alaska General Obligation Notes, Series 2009
5.000% due 06/30/2012	750	759

		1,009

ARIZONA 4.3%
Greater Arizona Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2012	2,305	2,336
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	12,400	13,527

		15,863

ARKANSAS 0.4%
University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	203
University of Arkansas Revenue Notes, Series 2010
3.000% due 12/01/2012	1,295	1,319

		1,522

CALIFORNIA 13.4%
California Educational Facilities Authority Revenue Notes, Series 2010
0.990% due 10/01/2015	910	915
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	809
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,405	1,542
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.160% due 11/01/2026	3,300	3,300
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	200	200
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,393
California State General Obligation Notes, Series 2007
5.000% due 11/01/2013	1,010	1,081
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	528
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,212
Folsom Redevelopment Agency, California Tax Allocation Notes, Series 2009
3.000% due 08/01/2012	790	793
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	410	435
6.250% due 06/01/2033	2,495	2,632
Irvine, California Special Assessment Bonds, Series 1994
0.150% due 09/02/2020	192	192

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Department of Airports, California Revenue Notes, Series 2009
3.500% due 05/15/2012	$2,980	$2,990
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	6,000	6,459
Metropolitan Water District of Southern California Revenue Bonds, Series 1999
0.200% due 07/01/2027	300	300
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.190% due 07/01/2023	3,465	3,465
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,458
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,400	1,407
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,082
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	499
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,552
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,059
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2014	1,000	1,027
3.000% due 09/01/2015	1,115	1,145
South Placer Wastewater Authority, California Revenue Notes, Series 2011
1.020% due 11/01/2014	3,400	3,407
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,147
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,837

		49,866

COLORADO 1.5%
Colorado Educational & Cultural Facilities Authority Revenue Notes, Series 2010
2.000% due 09/01/2012	1,385	1,393
5.000% due 09/01/2013	2,145	2,271
Colorado Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	308
Denver Health & Hospital Authority, Colorado Revenue Notes, Series 2010
4.000% due 12/01/2012	425	433
El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,244

		5,649

CONNECTICUT 1.6%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	4,000	4,022
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	673

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	$500	$534
University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	550	571

		5,800

DISTRICT OF COLUMBIA 0.1%
District of Columbia Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 01/01/2013	150	154
District of Columbia Revenue Notes, Series 2011
3.000% due 04/01/2014	250	257

		411

FLORIDA 6.3%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
1.940% due 06/01/2013	3,000	3,018
Escambia County, Florida Health Facilities Authority Revenue Notes, Series 2010
3.500% due 08/15/2012	1,000	1,007
Escambia County, Florida Revenue Bonds, Series 2009
2.000% due 04/01/2039	5,000	5,000
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	1,000	1,012
Florida Municipal Power Agency Revenue Notes, Series 2011
2.125% due 04/01/2014	175	178
2.250% due 04/01/2013	250	253
3.000% due 10/01/2013	175	179
3.000% due 10/01/2014	125	130
Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,052
Florida State General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/01/2012	500	504
Florida State JEA Electric System Revenue Bonds, Series 2008
0.180% due 10/01/2036	1,850	1,850
Florida State JEA Electric System Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,604
Lakeland, Florida Energy System Revenue Notes, Series 2009
0.940% due 10/01/2012	4,300	4,302
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,088
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,070
Sarasota County, Florida School Board Certificates of Participation Notes, Series 2010
2.000% due 07/01/2012	1,080	1,084

		23,331

GEORGIA 2.8%
Atlanta, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2012	1,450	1,492
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,540

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	61

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
1.400% due 11/01/2048	$4,000	$4,012
DeKalb County Hospital Authority, Georgia Revenue Notes, Series 2010
3.500% due 09/01/2013	35	36
4.000% due 09/01/2014	40	42
Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,041
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	225	234

		10,397

HAWAII 0.1%
Hawai’i Pacific Health, Hawaii Revenue Notes, Series 2010
5.000% due 07/01/2014	475	510

ILLINOIS 6.2%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2015	2,500	2,343
Chicago Board of Education, Illinois General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	330
Chicago, Illinois General Obligation Bonds, Series 2003
0.190% due 01/01/2034	2,770	2,770
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2005
5.000% due 01/01/2015	200	221
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	400	410
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,040
Illinois Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	504
Illinois Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,024
Illinois Finance Authority Revenue Notes, Series 2010
4.000% due 08/15/2012	1,410	1,428
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,157
Illinois State Toll Highway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 01/01/2014	500	534
Kane County, Illinois Community Unit School District No. 34 Geneva General Obligation Notes, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	969
Kendall Kane & Will Counties Community Unit School District No. 308, Illinois General Obligation Notes, (AGM Insured), Series 2003
0.000% due 10/01/2012	2,000	1,991
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	116
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
3.000% due 06/01/2012	5,000	5,019
4.000% due 06/01/2013	2,250	2,327
Rockford Park District, Illinois General Obligation Notes, Series 2010
2.000% due 12/15/2012	185	187
2.000% due 12/30/2012	150	152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	$525	$542

		23,064

INDIANA 1.3%
Boone County, Indiana Hospital Association Revenue Notes, Series 2010
3.000% due 07/15/2012	370	372
4.000% due 01/15/2013	450	461
Indiana Finance Authority Revenue Bonds, Series 2010
1.250% due 11/15/2033	1,000	1,001
Indiana Finance Authority Revenue Notes, Series 2010
2.000% due 10/01/2012	455	458
3.000% due 07/01/2012	125	125
3.000% due 10/01/2013	640	657
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	451
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,014
Vincennes University, Indiana Revenue Notes, Series 2010
3.000% due 06/01/2012	200	201
Zionsville Community Schools Building Corp., Indiana Revenue Notes, Series 2009
3.000% due 07/10/2012	150	151

		4,891

IOWA 0.6%
Des Moines Independent Community School District, Iowa Revenue Notes, Series 2010
5.000% due 06/01/2012	500	503
Iowa State University of Science & Technology Revenue Notes, Series 2009
3.000% due 01/01/2013	1,775	1,778

		2,281

KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
2.000% due 11/01/2012	200	202
Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	533

		735

KENTUCKY 0.8%
Kentucky Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2013	500	532
Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,104
Pikeville, Kentucky Revenue Notes, Series 2011
4.000% due 03/01/2014	1,220	1,265

		2,901

LOUISIANA 1.1%
Jefferson Parish Finance Authority, Louisiana Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	2,935	3,154
Louisiana Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	856

		4,010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAINE 0.6%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	$955	$961
3.000% due 07/01/2013	1,395	1,429

		2,390

MARYLAND 0.8%
University System of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,036

MASSACHUSETTS 4.4%
Commonwealth of Massachusetts General Obligation Bonds, (AGM Insured), Series 2006
3.805% due 11/01/2019	1,500	1,536
Commonwealth of Massachusetts General Obligation Notes, Series 2004
5.000% due 08/01/2012	1,680	1,707
Commonwealth of Massachusetts General Obligation Notes, Series 2010
4.000% due 06/01/2013	2,000	2,087
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	271
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.752% due 01/01/2016	2,700	2,802
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
1.168% due 07/01/2020	1,505	1,504
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,131
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2005
0.270% due 07/01/2040	3,000	3,000
Massachusetts Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 07/01/2012	1,000	1,010
5.000% due 07/01/2012	500	505

		16,553

MICHIGAN 2.0%
Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	650	681
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	680	704
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	4,910
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	590	503
Royal Oak Hospital Finance Authority, Michigan Revenue Notes, Series 2009
4.000% due 08/01/2013	500	516

		7,314

MINNESOTA 1.9%
Dilworth Glyndon Felton Independent School District No. 2164, Minnesota General Obligation Notes, Series 2007
4.000% due 02/01/2013	215	221

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	$200	$202
3.000% due 10/01/2013	750	766
4.000% due 03/01/2013	205	210
4.000% due 03/01/2014	210	219
Minnesota Housing Finance Agency Revenue Notes, Series 2009
2.000% due 08/01/2012	425	427
Nobles County, Minnesota General Obligation Notes, Series 2009
3.000% due 08/01/2012	2,500	2,523
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,424

		6,992

MISSISSIPPI 0.1%
De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	253

MISSOURI 0.7%
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 11/15/2012	1,750	1,783
St. Louis, Missouri Airport Revenue Notes, Series 2011
3.000% due 07/01/2012	1,000	1,004

		2,787

MONTANA 0.0%
Yellowstone County, Montana Revenue Notes, Series 2009
3.000% due 09/01/2012	70	71

NEVADA 0.1%
Clark County, Nevada School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/15/2013	250	263

NEW JERSEY 1.0%
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	500	539
New Jersey Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,336
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,654
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2003
6.125% due 06/01/2024	60	61

		3,590

NEW YORK 15.6%
Long Island Power Authority, New York Revenue Notes, (NPFGC Insured), Series 2006
3.727% due 09/01/2015	5,000	5,139
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
5.250% due 11/15/2012	90	93
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2013	1,205	1,291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, Series 1993
0.170% due 08/01/2020	$2,200	$2,200
0.170% due 08/01/2021	1,375	1,375
New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	3,000	3,087
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.765% due 03/01/2022	8,000	6,803
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
0.160% due 06/15/2043	2,725	2,725
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.190% due 11/01/2022	3,455	3,455
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,147
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.200% due 12/01/2035	3,000	3,000
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.270% due 12/01/2049	5,200	5,200
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	805
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,464
New York State Dormitory Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	2,010	2,020
3.500% due 10/01/2013	150	156
3.750% due 10/01/2014	295	313
5.000% due 07/01/2013	1,100	1,161
New York State Dormitory Authority Revenue Notes, Series 2012
3.000% due 05/15/2014	1,000	1,052
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,577
New York State General Obligation Notes, Series 2003
4.000% due 06/15/2013	500	522
New York State Thruway Authority Revenue Notes, Series 2012
4.000% due 04/01/2015	2,000	2,191
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,079
Tobacco Settlement Financing Corp., New York Revenue Notes, Series 2003
5.000% due 06/01/2012	3,000	3,023
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2010
4.000% due 11/15/2038	1,000	1,023
Westchester County Healthcare Corp, New York Revenue Notes, Series 2010
5.000% due 11/01/2012	2,000	2,051

		57,952

NORTH CAROLINA 1.2%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	$1,085	$1,105
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2013	1,040	1,058
North Carolina Medical Care Commission Revenue Notes, Series 2010
3.000% due 10/01/2012	600	607
4.000% due 06/01/2012	500	503
Raleigh Durham Airport Authority, North Carolina Revenue Notes, Series 2010
3.000% due 05/01/2013	1,000	1,028

		4,622

OHIO 2.9%
Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2012	1,000	1,017
5.000% due 09/01/2013	1,000	1,051
American Municipal Power, Inc. Ohio Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,853
Bowling Green State University, Ohio Revenue Notes, Series 2010
2.000% due 06/01/2012	750	752
3.000% due 06/01/2014	500	514
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	725
Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	672
Ohio Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,169
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2014	2,035	2,247
University of Cincinnati, Ohio Revenue Notes, Series 2009
2.000% due 06/01/2012	1,010	1,013

		11,013

OREGON 0.3%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	435	445
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	522

		967

PENNSYLVANIA 5.4%
Adams County, Pennsylvania Industrial Development Authority Revenue Notes, Series 2010
5.000% due 08/15/2012	750	761
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.240% due 05/15/2038	2,000	2,001
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2014	1,000	1,087
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
3.000% due 10/01/2047	500	500

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	63

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Centre County, Pennsylvania Hospital Authority Revenue Notes, Series 2011
3.000% due 11/15/2013	$135	$138
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2012	925	928
3.000% due 05/15/2013	1,450	1,486
Commonwealth of Pennsylvania General Obligation Notes, Series 2007
5.000% due 08/01/2013	5,000	5,313
Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	395	424
Delaware County, Pennsylvania Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	350	353
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 05/01/2012	670	672
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	800	823
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	227
4.000% due 07/01/2013	535	552
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Notes, Series 2007
5.000% due 07/01/2012	550	555
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2010
5.000% due 06/15/2014	945	1,026
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,083
South Fork Municipal Authority, Pennsylvania Revenue Notes, Series 2010
5.000% due 07/01/2012	1,055	1,065

		19,994

TENNESSEE 2.3%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,000	1,051
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2013	2,400	2,529
5.000% due 10/01/2017	2,000	2,396
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,641

		8,617

TEXAS 6.2%
Arlington, Texas Water & Wastewater System Revenue Notes, Series 2010
4.000% due 06/01/2013	1,000	1,043
Austin, Texas Electric Utility Revenue Notes, Series 2010
2.000% due 11/15/2012	1,000	1,010
Brazosport Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2004
4.000% due 02/15/2013	150	155
Clifton Higher Education Finance Corp., Texas Revenue Notes, Series 2010
2.900% due 12/01/2012	455	459
3.200% due 12/01/2013	600	610

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Comal Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
4.000% due 02/01/2013	$100	$103
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Notes, Series 2009
4.000% due 11/01/2012	1,000	1,021
5.000% due 11/01/2013	900	964
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2015	5,560	6,388
Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	509
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	1,500	1,599
Houston, Texas Airport System Revenue Notes, (NPFGC/FGIC Insured), Series 2007
4.000% due 07/01/2013	250	260
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2014	2,000	2,230
Laredo Community College District, Texas Revenue Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	160	161
3.000% due 08/01/2013	175	178
Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	841
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
4.000% due 05/15/2013	500	520
5.000% due 05/15/2015	550	620
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.500% due 08/01/2040	1,500	1,504
South San Antonio Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	635	675
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, (AGC Insured), Series 2009
5.000% due 09/01/2012	2,010	2,036
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2010
3.000% due 08/15/2012	135	136

		23,022

U. S. VIRGIN ISLANDS 0.1%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2012	340	344

UTAH 0.2%
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 08/01/2013	310	324
Utah Water Finance Agency Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2013	500	524

		848

VERMONT 0.2%
University of Vermont & State Agricultural College Revenue Notes, Series 2010
4.000% due 10/01/2012	600	610

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.8%
Portsmouth, Virginia General Obligation Notes, (AGM Insured), Series 2003
5.000% due 07/01/2013	$1,030	$1,090
Roanoke Economic Development Authority, Virginia Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	220	222
5.000% due 07/01/2013	1,000	1,042
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2005
5.250% due 06/01/2019	120	121
Virginia Housing Development Authority Revenue Notes, Series 2010
0.700% due 10/01/2012	205	205
0.950% due 10/01/2013	340	340

		3,020

WASHINGTON 4.2%
Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	560
Energy Northwest, Washington Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	122
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	2,115	2,405
Energy Northwest, Washington Revenue Notes, Series 2008
5.250% due 07/01/2016	3,800	4,474
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	1,000	1,015
Port of Seattle, Washington Revenue Notes, Series 2010
3.000% due 06/01/2012	2,000	2,009
4.000% due 06/01/2013	2,000	2,083
Tobacco Settlement Authority of Washington Revenue Notes, Series 2002
5.500% due 06/01/2012	1,000	1,005
Washington Health Care Facilities Authority Revenue Notes, Series 2011
3.000% due 10/01/2013	1,325	1,375
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	513

		15,561

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,557

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	140	143
Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,576
Wisconsin State Revenue Notes, Series 2009
4.000% due 07/01/2012	1,000	1,009

		2,728

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WYOMING 0.3%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	$1,155	$1,205

Total Municipal Bonds & Notes (Cost $346,704)		348,245

SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 4.9%
State Street Bank and Trust Co.
0.010% due 04/02/2012	18,419	18,419

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $18,792. Repurchase proceeds are $18,419.)

Total Short-Term Instruments (Cost $18,419)		18,419

Total Investments 98.5% (Cost $365,123)		$366,664

Other Assets and Liabilities (Net) 1.5%		5,767

Net Assets 100.0%		$372,431

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $112 has been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2012	40	$(76)

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$696	$0	$696
Alaska	0	1,009	0	1,009
Arizona	0	15,863	0	15,863
Arkansas	0	1,522	0	1,522
California	0	49,866	0	49,866
Colorado	0	5,649	0	5,649
Connecticut	0	5,800	0	5,800
District of Columbia	0	411	0	411
Florida	0	23,331	0	23,331
Georgia	0	10,397	0	10,397
Hawaii	0	510	0	510
Illinois	0	23,064	0	23,064
Indiana	0	4,891	0	4,891
Iowa	0	2,281	0	2,281
Kansas	0	735	0	735
Kentucky	0	2,901	0	2,901
Louisiana	0	4,010	0	4,010
Maine	0	2,390	0	2,390
Maryland	0	3,036	0	3,036
Massachusetts	0	16,553	0	16,553
Michigan	0	7,314	0	7,314
Minnesota	0	6,992	0	6,992
Mississippi	0	253	0	253
Missouri	0	2,787	0	2,787
Montana	0	71	0	71

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Nevada	$0	$263	$0	$263
New Jersey	0	3,590	0	3,590
New York	0	57,952	0	57,952
North Carolina	0	4,622	0	4,622
Ohio	0	11,013	0	11,013
Oregon	0	967	0	967
Pennsylvania	0	19,994	0	19,994
Tennessee	0	8,617	0	8,617
Texas	0	23,022	0	23,022
U. S. Virgin Islands	0	344	0	344
Utah	0	848	0	848
Vermont	0	610	0	610
Virginia	0	3,020	0	3,020
Washington	0	15,561	0	15,561
West Virginia	0	1,557	0	1,557
Wisconsin	0	2,728	0	2,728
Wyoming	0	1,205	0	1,205
Short-Term Instruments
Repurchase Agreements	0	18,419	0	18,419
	$0	$366,664	$0	$366,664

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(76)	$0	0	$(76)

Totals	$(76)	$366,664	$0	$366,588

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	65

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

March 31, 2012

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(c)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$45	$45

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on swaps	$0	$(69)	$0	$0	$(4,576)	$(4,645)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(76)	$(76)
Net change in unrealized (depreciation) on swaps	0	(124)	0	0	(299)	(423)

	$0	$(124)	$0	$0	$(375)	$(499)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(76) as reported in the Notes to Schedule of Investments.

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Tax Managed Real Return Fund

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 80.8%

ARIZONA 2.3%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$337
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	250	297
Pima County, Arizona Regional Transportation Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,000	1,164

		1,798

CALIFORNIA 6.2%
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.160% due 11/01/2026	300	300
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	417
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	284
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,740
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	300	322
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	575
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2016	150	174
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	284
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	23
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	67
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	605

		4,791

COLORADO 1.3%
Colorado Health Facilities Authority Revenue Notes, Series 2010
5.000% due 01/01/2016	575	650
Colorado State Board of Governors Revenue Notes, Series 2010
4.000% due 03/01/2017	300	339

		989

CONNECTICUT 1.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2001
0.150% due 07/01/2036	500	500
University of Connecticut Revenue Notes, Series 2010
5.000% due 11/15/2016	430	510

		1,010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 1.5%
District of Columbia Revenue Notes, Series 2011
4.000% due 12/01/2017	$1,000	$1,145

FLORIDA 3.0%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2013	250	263
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,197
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	273
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	173
Miami-Dade County, Florida Water & Sewer System Revenue Notes, (SGI Insured), Series 2007
4.000% due 10/01/2015	320	350
Tallahassee, Florida Revenue Notes, Series 2010
3.000% due 10/01/2016	85	89

		2,345

GEORGIA 1.0%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2019	500	586
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	150	165

		751

ILLINOIS 1.8%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	344
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	500	578
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2003
0.000% due 11/01/2019	650	522

		1,444

INDIANA 3.9%
Brownsburg 1999 School Building Corp., Indiana Revenue Bonds, (AGM Insured), Series 2005
5.000% due 08/01/2016	250	284
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,193
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	356
Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	500	589
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	590

		3,012

IOWA 0.7%
Dubuque Community School District, Iowa Revenue Notes, Series 2010
2.000% due 01/01/2013	250	252

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	$240	$281

		533

KANSAS 0.3%
Wyandotte County-Kansas City, Kansas Unified Government Utility System Revenue Notes, Series 2010
5.000% due 09/01/2015	250	280

LOUISIANA 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2010
5.000% due 10/01/2017	250	280
Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	535

		815

MASSACHUSETTS 4.0%
Commonwealth of Massachusetts General Obligation Bonds, (SGI Insured), Series 2003
3.900% due 12/01/2014	400	422
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.230% due 03/01/2026	500	500
Commonwealth of Massachusetts General Obligation Notes, (SGI Insured), Series 2003
4.000% due 12/01/2012	200	203
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
3.277% due 01/01/2018	500	496
Massachusetts Water Resources Authority Revenue Bonds, (AMBAC Insured), Series 1993
5.250% due 12/01/2015	250	272
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,199

		3,092

MICHIGAN 1.3%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	982

MISSISSIPPI 0.9%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	200	240
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	450

		690

MISSOURI 1.8%
Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2011
3.000% due 09/01/2017	500	519
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	417
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.180% due 09/01/2030	500	500

		1,436

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	67

Schedule of Investments PIMCO Tax Managed Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 1.0%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	$250	$257
4.000% due 07/01/2014	505	535

		792

NEW JERSEY 4.3%
Garden State Preservation Trust, New Jersey Revenue Bonds, (AGM Insured), Series 2005
5.800% due 11/01/2016	100	119
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	517
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,131
New Jersey Higher Education Student Assistance Authority Revenue Notes, Series 2010
5.000% due 12/01/2014	300	326
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	604
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	688

		3,385

NEW MEXICO 0.8%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	597

NEW YORK 14.7%
Long Island Power Authority, New York Revenue Notes, Series 2010
4.000% due 05/01/2014	205	218
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	423
New York City, New York General Obligation Bonds, Series 1993
0.170% due 08/01/2020	500	500
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	836
5.250% due 03/01/2021	1,000	1,215
New York City, New York General Obligation Notes, Series 2010
5.000% due 08/01/2016	300	349
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.815% due 03/01/2027	450	348
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2011
5.000% due 06/15/2020	500	610
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	353
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.150% due 11/01/2022	400	400
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 07/01/2018	500	607
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	$500	$603
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,574
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 12/15/2016	200	237
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,176
5.000% due 03/15/2019	250	302
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	480
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2010
4.000% due 11/15/2038	300	307

		11,436

NORTH CAROLINA 3.7%
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2008
5.000% due 01/01/2015	275	305
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	291
5.000% due 07/01/2018	500	582
North Carolina Municipal Power Agency No. 1 Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2014	500	517
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,183

		2,878

OHIO 4.9%
Akron University, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,162
Cincinnati City School District, Ohio General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	576
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	149
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	463
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,195
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	296

		3,841

OREGON 0.4%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	302

PENNSYLVANIA 2.1%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, (AGM Insured), Series 2010
5.000% due 06/01/2020	500	598

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.180% due 07/01/2025	$300	$300
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	457
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2010
3.000% due 07/01/2012	255	256

		1,611

SOUTH CAROLINA 0.9%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	230
Woodruff-Roebuck Water District, South Carolina Revenue Notes, (AGM Insured), Series 2010
3.000% due 06/01/2016	425	454

		684

TEXAS 7.8%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	582
Austin, Texas Water & Wasterwater System Revenue Notes, Series 2009
5.000% due 11/15/2013	200	215
Fort Bend Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2016	500	586
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,201
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	921
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,196
Lower Colorado River Authority, Texas Revenue Notes, (BHAC Insured), Series 2008
5.000% due 05/15/2012	40	40
Montgomery County, Texas Municipal Utility District No. 67 General Obligation Notes, Series 2010
3.000% due 09/01/2013	605	623
Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	250	291
University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	225
University of Texas System Revenue Notes, Series 2010
5.000% due 08/15/2018	150	183

		6,063

UTAH 2.1%
Herriman City, Utah Special Assessment Notes, Series 2010
3.000% due 11/01/2013	355	359
Timpanogos Special Service District, Utah Revenue Notes, Series 2010
2.500% due 06/01/2012	475	476
Utah County, Utah Revenue Notes, (AGC Insured), Series 2009
2.500% due 12/01/2013	200	205
Utah Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2013	400	422

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 04/01/2016	$145	$161

		1,623

VIRGINIA 1.6%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	757
Spotsylvania County, Virginia Water & Sewer System Revenue Notes, Series 2010
4.000% due 06/01/2015	260	285
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	183

		1,225

WASHINGTON 3.0%
Mountlake Terrace, Washington Revenue Notes, Series 2010
4.000% due 12/01/2016	230	257
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	264
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,221

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Snohomish County, Washington School District No. 15 Edmonds General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2018	$300	$344
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	235

		2,321

WISCONSIN 0.8%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	300
Wisconsin State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 05/01/2015	150	169
Wisconsin State Revenue Notes, Series 2008
5.000% due 06/01/2016	150	175

		644

WYOMING 0.4%
University of Wyoming Revenue Notes, Series 2010
4.000% due 06/01/2016	260	289

Total Municipal Bonds & Notes (Cost $60,498)		62,804

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 18.9%

REPURCHASE AGREEMENTS 17.3%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$13,477	$13,477

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $13,751. Repurchase proceeds are $13,477.)

U.S. TREASURY BILLS 1.6%
0.043% due 04/05/2012 - 06/14/2012 (a)	1,220	1,220

Total Short-Term Instruments (Cost $14,697)		14,697

Total Investments 99.7% (Cost $75,195)		$77,501

Other Assets and Liabilities (Net) 0.3%		220

Net Assets 100.0%		$77,721

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $710 at a weighted average interest rate of 0.180%. On March 31, 2012, there were no open reverse repurchase agreements.
(c)	OTC swap agreements outstanding on March 31, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-CPURNSA Index	1.600%	11/01/2012	MYC	$	1,450	$4	$4	$0
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	BRC		61	1	0	1
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	MYC		5,292	114	27	87
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	BRC		61	1	0	1
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MYC		6,742	109	31	78
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	BRC		61	1	0	1
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MYC		6,742	63	30	33
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	BRC		61	0	0	0
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MYC		6,742	23	30	(7)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	BRC		61	0	0	0
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MYC		6,743	(5)	30	(35)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	BRC		61	0	0	0
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	MYC		6,743	(25)	30	(55)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	BRC		61	0	0	0
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MYC		6,743	(30)	30	(60)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	BRC		61	0	0	0
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MYC		6,743	(27)	(35)	8
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	BRC		1,311	20	1	19
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	MYC		5,493	83	35	48
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	BRC		5,354	107	0	107
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	MYC		1,450	29	4	25

							$468	$217	$251

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	69

Schedule of Investments PIMCO Tax Managed Real Return Fund (Cont.)

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$1,798	$0	$1,798
California	0	4,791	0	4,791
Colorado	0	989	0	989
Connecticut	0	1,010	0	1,010
District of Columbia	0	1,145	0	1,145
Florida	0	2,345	0	2,345
Georgia	0	751	0	751
Illinois	0	1,444	0	1,444
Indiana	0	3,012	0	3,012
Iowa	0	533	0	533
Kansas	0	280	0	280
Louisiana	0	815	0	815
Massachusetts	0	3,092	0	3,092
Michigan	0	982	0	982
Mississippi	0	690	0	690
Missouri	0	1,436	0	1,436
Nevada	0	792	0	792
New Jersey	0	3,385	0	3,385
New Mexico	0	597	0	597
New York	0	11,436	0	11,436
North Carolina	0	2,878	0	2,878
Ohio	0	3,841	0	3,841

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Oregon	$0	$302	$0	$302
Pennsylvania	0	1,611	0	1,611
South Carolina	0	684	0	684
Texas	0	6,063	0	6,063
Utah	0	1,623	0	1,623
Virginia	0	1,225	0	1,225
Washington	0	2,321	0	2,321
Wisconsin	0	644	0	644
Wyoming	0	289	0	289
Short-Term Instruments
Repurchase Agreements	0	13,477	0	13,477
U.S. Treasury Bills	0	1,220	0	1,220
	$0	$77,501	$0	$77,501

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$0	$408	$0	$408

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$(157)	$0	$(157)

Totals	$0	$77,752	$0	$77,752

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(e)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$0	$0	$0	$408	$408

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$0	$0	$0	$157	$157

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$14	$14
Net realized (loss) on swaps	0	0	0	0	(36)	(36)

	$0	$0	$0	$0	$(22)	$(22)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on swaps	$0	$0	$0	$0	$(460)	$(460)

(1)	See note 5 in the Notes to Financial Statements for additional information.

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

(f)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
BRC	$130	$0	$130
MYC	338	(655)	(317)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	71

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.4%
Del Monte Foods Co.
4.500% due 02/16/2018		$596	$595
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		993	999
Kinetic Concepts, Inc.
7.000% due 05/04/2018		499	509
Springleaf Finance Corp.
5.500% due 05/10/2017		1,600	1,477

Total Bank Loan Obligations (Cost $3,653)			3,580

CORPORATE BONDS & NOTES 9.0%

BANKING & FINANCE 6.9%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,300	1,291
American International Group, Inc.
8.250% due 08/15/2018		300	361
Banco Santander Chile
2.875% due 11/13/2012		900	903
Capital One Capital
8.875% due 05/15/2040		200	202
Citigroup, Inc.
3.953% due 06/15/2016		200	206
4.587% due 12/15/2015		100	105
6.000% due 08/15/2017		200	223
Credit Agricole Home Loan SFH
1.311% due 07/21/2014		1,000	981
Goldman Sachs Group, Inc.
3.625% due 02/07/2016		1,800	1,801
5.375% due 03/15/2020		3,600	3,664
HSBC Bank PLC
3.100% due 05/24/2016		1,300	1,325
Lloyds TSB Bank PLC
12.000% due 12/29/2049		1,100	1,152
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	104
6.400% due 08/28/2017		100	109
6.750% due 05/21/2013	EUR	100	140
6.875% due 04/25/2018		$200	223
Morgan Stanley
5.950% due 12/28/2017		600	618
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	566
Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	900	948
5.625% due 08/24/2020		$200	206
6.666% due 04/29/2049	CAD	100	75
6.990% due 10/29/2049		$2,050	1,681
7.640% due 03/29/2049		100	69
SLM Corp.
5.375% due 05/15/2014		50	52
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	100	115
5.750% due 09/15/2016		$100	79
Stone Street Trust
5.902% due 12/15/2015		500	503
Weyerhaeuser Co.
7.375% due 10/01/2019		200	230

			17,932

INDUSTRIALS 1.0%
Altria Group, Inc.
4.750% due 05/05/2021		300	323
Barrick North America Finance LLC
4.400% due 05/30/2021		300	317

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Pass-Through Trust
7.507% due 01/10/2032	$863	$1,036
Del Monte Corp.
7.625% due 02/15/2019	150	150
Petrobras International Finance Co.
7.875% due 03/15/2019	100	124
RZD Capital Ltd.
5.739% due 04/03/2017	500	532
UAL Pass-Through Trust
10.400% due 05/01/2018	230	262

		2,744

UTILITIES 1.1%
BP Capital Markets PLC
3.125% due 10/01/2015	300	317
3.625% due 05/08/2014	480	505
4.500% due 10/01/2020	600	660
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	100	109
8.146% due 04/11/2018	200	236
Petroleos Mexicanos
5.500% due 01/21/2021	900	997

		2,824

Total Corporate Bonds & Notes (Cost $22,409)		23,500

MUNICIPAL BONDS & NOTES 75.2%

ALASKA 1.8%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	4,000	4,641

ARIZONA 1.1%
Mesa, Arizona General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 07/01/2018	500	596
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,382

		2,978

CALIFORNIA 12.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040	7,500	8,499
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	3,000	3,574
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	3,000	3,670
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	400	501
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,000	1,160
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,937
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	140
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	602
Escondido Union High School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,647

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
7.875% due 06/01/2042	$250	$272
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	383
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)	1,000	647
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.200% due 07/01/2031	1,225	1,225
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	583
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	151
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,800	2,116
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,705
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,204
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	508
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	2,500	601

		32,125

COLORADO 3.0%
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	760
Denver, Colorado City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,194
Douglas County, Colorado School District No. Re-1 Douglas & Elbert Counties General Obligation Bonds, Series 2009
5.250% due 12/15/2021	1,500	1,894

		7,848

FLORIDA 4.0%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,766
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,696
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2019	1,000	1,216
5.000% due 06/01/2020	1,000	1,226
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	461

		10,365

GEORGIA 1.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	2,000	2,215
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,912

		4,127

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HAWAII 0.3%
Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	$250	$274
5.000% due 06/01/2017	500	595

		869

ILLINOIS 2.4%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,090
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,433
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	124
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,116
Regional Transportation Authority, Illinois Revenue Bonds, (AGM Insured), Series 2004
5.750% due 06/01/2034	500	625

		6,388

INDIANA 2.8%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	200	245
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	582
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	558
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,897

		7,282

IOWA 0.7%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,888

KANSAS 0.2%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	414

MARYLAND 0.4%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	950

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	189
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,194
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,436
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,279

		5,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 1.3%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	$3,000	$3,424

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,326

NEBRASKA 0.2%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	437

NEVADA 0.9%
Nevada State General Obligation Notes, Series 2005
5.000% due 02/01/2015	2,000	2,232

NEW JERSEY 4.9%
New Jersey Economic Development Authority Revenue Bonds, Series 2011
5.500% due 09/01/2021	5,000	6,102
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,919
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,652

		12,673

NEW YORK 16.8%
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2029	1,000	1,139
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2018	2,700	3,230
5.000% due 08/01/2019	5,000	6,040
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	550
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,495
5.250% due 06/15/2044	4,300	4,787
5.375% due 06/15/2043	3,000	3,349
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2022	4,000	4,977
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (AGM Insured), Series 2003
5.250% due 02/01/2014	125	130
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	586
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	544
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,170
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,343
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	$100	$113
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,131
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,770
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,245

		43,806

NORTH CAROLINA 0.5%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	565
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	748

		1,313

OHIO 3.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	375
6.500% due 06/01/2047	5,100	4,189
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	3,141
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	115

		7,820

OKLAHOMA 0.7%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,786

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 06/15/2018	500	607

PENNSYLVANIA 0.5%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	605
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	748

		1,353

TENNESSEE 0.2%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	544

TEXAS 6.5%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	170

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	73

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	$1,000	$1,188
5.000% due 11/01/2020	1,000	1,187
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,168
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	281
Laredo Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2005
5.000% due 08/01/2022	1,800	2,031
Leander Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2011
4.000% due 08/15/2020	3,290	3,800
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,807
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	561
San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	607
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	865
5.000% due 04/01/2019	1,000	1,195
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	147
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,799
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	119

		16,925

VIRGINIA 0.2%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	489

WASHINGTON 5.8%
Clark County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	1,500	1,688
Energy Northwest, Washington Revenue Notes, Series 2008
5.000% due 07/01/2017	1,295	1,539
Energy Northwest, Washington Revenue Notes, Series 2010
5.000% due 07/01/2017	1,000	1,189
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,060
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	275
5.250% due 01/01/2039	500	550
King County, Washington School District No. 411 Issaquah General Obligation Bonds, (AGM Insured), Series 2001
5.625% due 12/01/2014	1,000	1,131
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2016	2,500	2,882
5.000% due 02/01/2019	2,500	3,028
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	$500	$598

		15,157

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	195	144

WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	900	955
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	149

		1,104

Total Municipal Bonds & Notes (Cost $181,601)		196,113

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
0.362% due 03/25/2034	79	79
1.142% due 04/25/2032	90	92
Freddie Mac
1.586% due 10/25/2021 (a)	699	80

Total U.S. Government Agencies (Cost $236)		251

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds
3.125% due 02/15/2042	600	573
6.125% due 11/15/2027	16	23
7.125% due 02/15/2023 (i)(j)	600	879
7.875% due 02/15/2021	25	37
8.125% due 05/15/2021 (i)(j)	92	139
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	7,027	7,195
0.625% due 07/15/2021	5,149	5,572
0.750% due 02/15/2042 (j)	1,708	1,626
2.125% due 02/15/2041 (i)(j)	2,174	2,865
U.S. Treasury Notes
1.250% due 01/31/2019	1,000	979
1.375% due 02/28/2019	200	197
2.000% due 11/15/2021 (j)	13,700	13,483
2.125% due 12/31/2015	600	631
2.125% due 08/15/2021	4,100	4,096
2.625% due 08/15/2020	44	46

Total U.S. Treasury Obligations (Cost $38,492)		38,341

MORTGAGE-BACKED SECURITIES 2.7%
Adjustable Rate Mortgage Trust
2.872% due 05/25/2035	53	52
American Home Mortgage Assets LLC
1.119% due 09/25/2046	56	30
Banc of America Funding Corp.
2.910% due 06/20/2032	99	98
5.741% due 01/20/2047	104	64
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	1,513	1,416
Bear Stearns Adjustable Rate Mortgage Trust
5.274% due 03/25/2035	575	554
Countrywide Home Loan Mortgage Pass-Through Trust
2.798% due 08/25/2034	68	51

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
2.434% due 07/25/2033		$67	$64
EMF-NL
2.031% due 04/17/2041	EUR	100	105
Eurosail PLC
1.981% due 10/17/2040		116	140
GSR Mortgage Loan Trust
2.441% due 06/25/2034		$118	105
5.750% due 01/25/2037		99	93
MASTR Adjustable Rate Mortgages Trust
2.334% due 05/25/2034		239	224
Mellon Residential Funding Corp.
0.672% due 08/15/2032		871	840
0.722% due 06/15/2030		203	195
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036		128	93
MLCC Mortgage Investors, Inc.
1.244% due 10/25/2035		61	53
Prudential Commercial Mortgage Trust
3.669% due 02/11/2036		260	262
Residential Asset Securitization Trust
6.000% due 07/25/2037		425	309
Structured Asset Mortgage Investments, Inc.
0.492% due 07/19/2035		116	81
WaMu Mortgage Pass-Through Certificates
1.559% due 08/25/2042		69	57
5.121% due 03/25/2037		2,546	1,905
Wells Fargo Mortgage-Backed Securities Trust
2.648% due 01/25/2035		371	352

Total Mortgage-Backed Securities (Cost $7,087)			7,143

ASSET-BACKED SECURITIES 1.7%
Countrywide Asset-Backed Certificates
0.522% due 09/25/2036		3,350	1,255
Credit-Based Asset Servicing and Securitization LLC
5.303% due 12/25/2035		741	674
IXIS Real Estate Capital Trust
0.472% due 01/25/2037		190	58
JPMorgan Mortgage Acquisition Corp.
0.332% due 10/25/2036		5	5
0.382% due 10/25/2036		1,000	441
Option One Mortgage Loan Trust
5.611% due 01/25/2037		1,490	713
Plymouth Rock CLO Ltd.
1.998% due 02/16/2019		875	872
Residential Asset Securities Corp.
6.228% due 04/25/2032		23	24
WaMu Asset-Backed Certificates
0.392% due 01/25/2037		996	390

Total Asset-Backed Securities (Cost $4,252)			4,432

SOVEREIGN ISSUES 4.5%
Australia Government Bond
5.500% due 04/21/2023	AUD	4,800	5,559
6.000% due 02/15/2017		1,300	1,493
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	52	29
10.000% due 01/01/2014		155	85
10.000% due 01/01/2017		1,965	1,049
Mexico Government International Bond
6.500% due 06/10/2021	MXN	10,650	853
10.000% due 12/05/2024		20,950	2,144
Qatar Government International Bond
5.250% due 01/20/2020		$500	554

Total Sovereign Issues (Cost $11,448)			11,766

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.9%

CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
2.556% due 02/14/2014	$1,300	$1,298

REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 04/02/2012	1,892	1,892

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $1,931. Repurchase proceeds are $1,892.)

U.S. TREASURY BILLS 0.7%
0.101% due 04/05/2012 - 02/07/2013 (b)(e)(f)(g)(i)(j)	1,773	1,772

Total Short-Term Instruments (Cost $4,964)		4,962

MARKET VALUE (000S)
PURCHASED OPTIONS (l) 1.3%
(Cost $5,308)	$3,373

Total Investments 112.5% (Cost $279,450)	$293,461

Written Options (m) (0.5%) (Premiums $1,189)	(1,431)

Other Assets and Liabilities (Net) (12.0%)	(31,199)

Net Assets 100.0%	$260,831

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $1 have been pledged as collateral as of March 31, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.
(f)	Securities with an aggregate market value of $280 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(g)	Securities with an aggregate market value of $261 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $2,052 at a weighted average interest rate of 0.150%. On March 31, 2012, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $791 and cash of $421 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Japan Government 10-Year Bond June Futures	Short	06/2012	1	$5
U.S. Treasury 5-Year Note June Futures	Short	06/2012	878	541
U.S. Treasury 10-Year Note June Futures	Long	06/2012	34	(55)
U.S. Treasury 30-Year Bond June Futures	Long	06/2012	83	(356)
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2012	184	(1,282)

				$(1,147)

(j)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $4,078 and cash of $4,261 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	(5.000%)	06/20/2015	$	1,261	$ (24)	$(42)
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015		16,878	(157)	(985)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016		7,857	135	(474)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		700	21	4
CDX.IG-12 5-Year Index	(1.000%)	06/20/2014		99	(1)	(1)
CDX.IG-14 5-Year Index	(1.000%)	06/20/2015		20,900	(235)	(320)
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015		6,500	(62)	(101)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017		1,300	(6)	0

					$ (329)	$(1,919)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	75

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021	CAD	300	$1	$1
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041		300	1	2
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$	23,800	(117)	64
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		13,500	(83)	74
Receive	3-Month USD-LIBOR	2.000%	06/20/2019		11,000	(92)	107
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		79,600	857	1,282
Receive	3-Month USD-LIBOR	2.500%	06/20/2027		600	23	14
Receive	3-Month USD-LIBOR	2.750%	06/20/2032		12,700	416	438
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		7,700	525	496
Receive	6-Month EUR-EURIBOR	3.143%	12/20/2040	EUR	22,600	(1,461)	(99)
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040		3,300	(153)	(15)

						$(83)	$2,364

(k)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	2.387%	$	300	$16	$8	$8
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	2.387%		200	11	5	6
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.096%		200	1	1	0
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.817%		300	(2)	(2)	0
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.787%		300	(3)	(2)	(1)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	2.184%	EUR	300	21	14	7
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	2.184%		300	21	13	8
Carnival Corp.	BOA	(1.000%	)	03/20/2016	1.175%	$	300	2	0	2
Carnival Corp.	BPS	(1.000%	)	09/20/2016	1.301%		200	2	1	1
Carnival Corp.	GST	(1.000%	)	09/20/2016	1.301%		300	4	2	2
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.721%		600	(7)	(3)	(4)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.383%		600	(18)	(15)	(3)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.574%		300	(11)	(10)	(1)
Credit Agricole S.A.	BOA	(1.000%	)	03/20/2021	2.796%	EUR	200	34	12	22
Credit Agricole S.A.	FBF	(1.000%	)	03/20/2021	2.796%		200	34	11	23
Credit Agricole S.A.	HUS	(1.000%	)	03/20/2021	2.796%		200	33	10	23
Credit Agricole S.A.	RYL	(1.000%	)	03/20/2021	2.796%		200	34	12	22
DDR Corp.	BOA	(1.000%	)	06/20/2016	1.937%	$	300	11	8	3
DDR Corp.	GST	(1.000%	)	06/20/2016	1.937%		300	11	9	2
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.298%		300	7	6	1
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	1.278%		300	3	4	(1)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	1.278%		900	10	13	(3)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	2.591%	EUR	300	25	27	(2)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	2.591%		300	25	22	3
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.121%	$	300	(12)	(7)	(5)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.551%		300	(6)	(5)	(1)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.374%		300	(9)	(6)	(3)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.675%		300	(8)	(1)	(7)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.685%		300	(8)	(1)	(7)
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.398%		100	(3)	(2)	(1)
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.246%		300	(10)	(9)	(1)
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.183%		300	(11)	(9)	(2)
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	1.091%		300	1	(1)	2
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.303%		300	4	(3)	7
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.625%		600	(11)	(2)	(9)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.728%		600	21	32	(11)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.728%		100	4	6	(2)
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.596%		300	(5)	(9)	4
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	1.062%		2,200	6	15	(9)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	1.014%		100	0	1	(1)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	1.062%		300	0	4	(4)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.650%		300	(4)	(2)	(2)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.734%		600	(7)	10	(17)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.818%		1,200	(11)	(5)	(6)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.734%		100	(2)	2	(4)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.818%		300	(3)	(2)	(1)

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Noble Corp.	FBF	(1.000%	)	03/20/2017	0.968%	$	200	$(1)	$0	$(1)
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.663%		100	(1)	0	(1)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.663%		200	(3)	(1)	(2)
Rabobank Group	CBK	(1.000%	)	03/20/2017	1.376%	EUR	300	7	4	3
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.346%	$	300	(9)	(9)	0
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	1.112%		600	3	5	(2)
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.225%		300	3	2	1
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.225%		300	3	2	1
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	1.159%		100	1	1	0
Safeway, Inc.	BOA	(1.000%	)	12/20/2016	1.549%		300	8	4	4
Safeway, Inc.	BOA	(1.000%	)	12/20/2021	2.031%		300	24	17	7
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.182%		100	(2)	0	(2)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	1.331%		300	4	4	0
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	1.118%		200	1	1	0
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	1.118%		300	1	1	0
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	0.946%		200	(1)	1	(2)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	1.118%		100	1	1	0
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.557%		900	24	17	7
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.557%		300	8	5	3
Target Corp.	BOA	(1.000%	)	09/20/2016	0.352%		300	(8)	(6)	(2)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.390%		1,500	(45)	(36)	(9)
Target Corp.	JPM	(1.000%	)	09/20/2016	0.352%		400	(12)	(9)	(3)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.329%		300	(9)	(7)	(2)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	2.588%		500	60	37	23
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.305%		300	(10)	(9)	(1)
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.426%		300	(8)	(9)	1
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.710%		100	(2)	(3)	1
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.577%		300	(11)	(9)	(2)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.584%		300	(10)	(7)	(3)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.724%		400	(4)	4	(8)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.759%		300	(3)	7	(10)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.724%		800	(10)	8	(18)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.759%		300	(4)	7	(11)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.759%		400	(4)	10	(14)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.206%		300	2	7	(5)

								$183	$192	$(9)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2020	4.530%	$	600	$17	$26	$(9)
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.660%		200	28	7	21
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.531%		600	(26)	(26)	0
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.531%		500	(21)	(21)	0
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.531%		700	(30)	(31)	1
China Government International Bond	CBK	1.000%	12/20/2016	1.035%		200	(1)	(10)	9
Ensco PLC	FBF	1.000%	03/20/2014	0.653%		500	3	(4)	7
International Lease Finance Corp.	CBK	5.000%	06/20/2019	4.544%		800	21	(53)	74
SLM Corp.	BOA	5.000%	03/20/2016	3.738%		300	14	0	14

							$5	$(112)	$117

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	BOA	(5.000%	)	12/20/2015	$	1,261	$(14)	$(49)	$35
CDX.HY-17 5-Year Index	BOA	(5.000%	)	12/20/2016		1,940	28	77	(49)
CDX.HY-17 5-Year Index	BPS	(5.000%	)	12/20/2016		1,746	25	260	(235)
CDX.HY-17 5-Year Index	MYC	(5.000%	)	12/20/2016		1,746	25	99	(74)
CMBX.NA.AAA.3 Index	GST	(0.080%	)	12/13/2049		1,700	115	240	(125)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051		1,600	112	244	(132)
iTraxx Europe 12 Index	GST	(1.000%	)	12/20/2014	EUR	600	2	(10)	12
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		2,200	209	291	(82)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	77

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	4,300	$58	$94	$(36)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		2,000	26	44	(18)
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		2,600	35	126	(91)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		3,500	54	39	15
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		2,300	35	24	11
iTraxx Europe Senior Financials 16 Index	BPS	(1.000%	)	12/20/2016		1,200	86	83	3
iTraxx Europe Senior Financials 16 Index	JPM	(1.000%	)	12/20/2016		3,400	243	189	54
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		1,200	86	83	3
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		1,200	88	61	27
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		2,300	170	118	52
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	30,000	5	16	(11)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	1	5	(4)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		20,000	3	10	(7)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		20,000	3	10	(7)

							$1,395	$2,054	$(659)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045	$	259	$(27)	$(37)	$10
ABX.HE.AAA.6-1 Index	JPM	0.180%	07/25/2045		452	(49)	(66)	17

						$(76)	$(103)	$27

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.348%	03/20/2013	MYC	EUR	37,100	$(6)	$0	$(6)
Pay	1-Day EUR-EONIA Compounded-OIS	0.350%	03/20/2013	GLM		36,800	(5)	0	(5)
Pay	1-Day EUR-EONIA Compounded-OIS	0.370%	03/20/2013	DUB		71,200	(5)	0	(5)
Receive	1-Day EUR-EONIA Compounded-OIS	0.570%	03/19/2014	DUB		71,200	15	0	15
Receive	1-Day EUR-EONIA Compounded-OIS	0.568%	03/19/2014	GLM		36,800	8	0	8
Receive	1-Day EUR-EONIA Compounded-OIS	0.515%	03/19/2014	MYC		37,100	15	0	15
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.135%	09/19/2012	BPS	$	19,300	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.135%	09/19/2012	FBF		18,900	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.135%	09/19/2012	GLM		125,400	(3)	0	(3)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	BPS		12,800	(9)	0	(9)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	DUB		62,700	(44)	0	(44)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	MYC		75,300	(53)	1	(54)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.090%	12/17/2014	UAG		12,800	(9)	0	(9)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	2,400	16	7	9
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		31,500	226	83	143
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		23,400	181	63	118
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		5,900	56	18	38
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		2,300	24	11	13

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC	BRL	3,500	$83	$(3)	$86
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		7,100	167	(5)	172
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GLM		3,400	94	(4)	98
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		2,400	73	5	68
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		3,300	83	2	81
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		3,300	86	3	83
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		9,900	265	8	257
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		5,800	229	33	196
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		11,000	(3)	2	(5)
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		6,400	2	1	1
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		1,700	0	0	0
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		1,100	1	0	1
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		14,700	29	29	0
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		8,600	59	40	19
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021	RBC	CAD	800	5	2	3
Receive	3-Month CAD Bank Bill	2.400%	12/15/2041	RBC		800	7	0	7
Receive	3-Month EUR-EURIBOR	0.805%	03/20/2013	DUB	EUR	71,200	(25)	0	(25)
Receive	3-Month EUR-EURIBOR	0.760%	03/20/2013	GLM		36,800	(7)	0	(7)
Receive	3-Month EUR-EURIBOR	0.705%	03/20/2013	MYC		37,100	1	0	1
Pay	3-Month EUR-EURIBOR	0.840%	03/19/2014	MYC		37,100	(18)	0	(18)
Pay	3-Month EUR-EURIBOR	0.910%	03/19/2014	GLM		36,800	(8)	0	(8)
Pay	3-Month EUR-EURIBOR	0.935%	03/19/2014	DUB		71,200	(10)	0	(10)
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	15,100	17	(6)	23
Receive	3-Month USD-LIBOR	0.641%	09/19/2012	GLM	$	125,400	(56)	0	(56)
Receive	3-Month USD-LIBOR	0.641%	09/19/2012	MYC		38,200	(17)	(1)	(16)
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	BPS		12,800	4	1	3
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	DUB		62,700	19	0	19
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	MYC		75,300	23	1	22
Pay	3-Month USD-LIBOR	1.550%	12/17/2014	UAG		12,800	4	1	3
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	3,300	39	15	24
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		3,300	39	24	15
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,600	42	23	19
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		4,500	41	22	19
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	RYL		4,800	43	(15)	58
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	110,000	(34)	(13)	(21)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		940,000	(290)	(116)	(174)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	DUB		10,000	(4)	(6)	2
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		350,000	(133)	(232)	99
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	63,600	83	(1)	84
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		21,100	117	68	49
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		7,100	39	24	15

							$1,496	$85	$1,411

(l)	Purchased options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	3,900	$9	$1
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.250%	04/30/2012		20,200	91	0
Put - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	2.700%	04/10/2012	EUR	2,400	26	0
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.750%	07/30/2012	$	1,600	88	143
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		13,000	208	20
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.870%	06/18/2012		2,500	127	156
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	07/30/2012		1,600	96	143
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		3,300	186	134
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		2,300	185	240
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		8,200	929	183
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	2.870%	06/18/2012		6,100	445	381
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012	EUR	500	30	4
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013		3,300	410	89
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012		1,000	51	7
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	3.800%	12/18/2013		1,900	208	51

								$3,089	$1,552

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	79

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC CDX.HY-17 5-Year Index	BOA	Sell	98.250%	09/19/2012	$	2,400	$35	$40
Call - OTC CDX.HY-17 5-Year Index	CBK	Sell	98.000%	09/19/2012		1,200	20	22

							$55	$62

Foreign Currency Options
Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC EUR versus USD	MSX	$		1.265	04/11/2012		EUR	3,250	$8	$2
Call - OTC USD versus CNY	UAG		CNY	6.650	12/13/2012	$		1,700	15	5
Call - OTC USD versus CNY	GST			6.658	12/13/2012			1,000	8	3
Call - OTC USD versus CNY	MSX			6.660	12/13/2012			1,100	9	3
Call - OTC USD versus CNY	UAG			6.678	12/13/2012			1,400	12	4
Call - OTC USD versus CNY	UAG			6.684	12/13/2012			1,300	11	3
Call - OTC USD versus CNY	DUB			6.533	01/08/2013			1,900	13	7
Call - OTC USD versus CNY	DUB			6.545	01/09/2013			1,484	10	6
Call - OTC USD versus CNY	DUB			6.548	01/09/2013			1,485	10	6
Call - OTC USD versus CNY	DUB			6.445	03/06/2013			1,250	7	8
Call - OTC USD versus CNY	HUS			6.450	03/06/2013			1,250	7	8
Put - OTC USD versus KRW	UAG		KRW	1,095.000	04/26/2012			2,200	17	3
Put - OTC USD versus MYR	JPM		MYR	2.960	06/12/2012			1,873	10	5
Put - OTC USD versus MYR	CBK			2.961	06/12/2012			2,293	13	6
Put - OTC USD versus SGD	UAG		SGD	1.229	04/26/2012			2,200	12	3

									$162	$72

Options on Indices
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,230.000	06/16/2012	55	$316	$40
Put - CBOE Volatility S&P 500 Index	23.000	06/20/2012	348	78	170

				$394	$210

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	04/03/2012	$	300	$36	$33
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	08/16/2012		1,800	214	189
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	04/03/2012		2,300	275	250
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	04/03/2012		4,500	530	489
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	06/18/2012		2,700	315	306
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	08/16/2012		2,000	238	210

						$1,608	$1,477

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(m)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	3,900	$22	$(2)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		900	6	(6)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		900	21	(21)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		12,400	80	(82)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,400	305	(289)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012	EUR	2,100	31	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012		4,300	56	(4)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.150%	09/24/2012	$	7,900	44	(54)
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	2.200%	04/10/2012	EUR	2,400	27	(4)
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		4,200	86	(296)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		1,100	19	(77)
Call - OTC 10-Year Interest Rate Swap	MYC	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		1,600	28	(113)
Call - OTC 10-Year Interest Rate Swap	RYL	6-Month EUR-LIBOR	Receive	3.000%	03/11/2013		2,700	52	(190)

								$777	$(1,140)

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	0.900%	06/20/2012	$	17,400	$41	$(69)
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	1.000%	06/20/2012		2,900	7	(20)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	1.300%	06/20/2012		10,600	94	(10)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	2.000%	06/20/2012		2,900	12	0
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	0.900%	09/19/2012		11,600	35	(55)
Call - OTC CDX.IG-17 5-Year Index	DUB	Buy	0.900%	06/20/2012		8,700	19	(34)
Call - OTC CDX.IG-17 5-Year Index	GST	Buy	0.900%	06/20/2012		8,700	19	(34)
Call - OTC CDX.IG-17 5-Year Index	JPM	Buy	1.000%	12/19/2012		4,200	17	(29)
Put - OTC CDX.IG-17 5-Year Index	JPM	Sell	2.000%	12/19/2012		4,200	32	(7)
Put - OTC CDX.IG-17 5-Year Index	MYC	Sell	1.300%	06/20/2012		3,400	33	(3)
Call - OTC CDX.IG-17 5-Year Index	MYC	Buy	0.900%	09/19/2012		5,800	20	(28)
Put - OTC iTraxx Europe 16 5-Year Index	JPM	Sell	2.600%	06/20/2012	EUR	6,800	83	(2)

							$412	$(291)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premium
Balance at 03/31/2011	58	$171,000	AUD	0	EUR	16,800	$909
Sales	349	377,024		4,200		84,900	3,683
Closing Buys	(195)	(399,924)		(4,200)		(60,300)	(2,949)
Expirations	0	0		0		0	0
Exercised	(212)	(29,300)		0		(16,200)	(454)

Balance at 03/31/2012	0	$118,800	AUD	0	EUR	25,200	$1,189

(n)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,220	05/2012	BSN	$0	$(86)	$(86)
Sell		21,955	05/2012	HUS	306	0	306
Sell		43	05/2012	RBC	1	0	1
Sell	BRL	799	04/2012	BRC	22	0	22
Sell		4,728	04/2012	JPM	129	0	129
Buy		5,527	04/2012	MSC	0	(177)	(177)
Sell		5,527	06/2012	MSC	175	0	175
Buy	CNY	1,954	06/2012	BPS	2	0	2
Buy		18,641	06/2012	FBF	0	(3)	(3)
Buy		17,953	02/2013	DUB	1	(10)	(9)
Buy		3,588	02/2013	GST	0	(5)	(5)
Buy		4,434	02/2013	JPM	0	(6)	(6)
Buy		72,644	02/2013	UAG	0	(47)	(47)
Buy		1,790	08/2013	UAG	0	(1)	(1)
Buy	EUR	150	04/2012	BRC	5	0	5
Sell		3,051	04/2012	BRC	0	(156)	(156)
Buy		3,942	04/2012	CBK	43	0	43
Sell		621	04/2012	CBK	0	(34)	(34)
Buy		204	04/2012	DUB	14	0	14
Sell		2,081	04/2012	DUB	0	(105)	(105)
Sell		3,779	04/2012	HUS	0	(33)	(33)
Buy		194	04/2012	RBC	6	0	6
Sell		1,562	04/2012	UAG	0	(95)	(95)
Sell		3,779	05/2012	CBK	0	(39)	(39)
Buy		85	06/2012	BRC	2	0	2
Sell		409	06/2012	CBK	0	0	0
Buy	GBP	2,517	04/2012	DUB	39	0	39
Sell		2,517	04/2012	HUS	0	(45)	(45)
Sell		2,517	05/2012	DUB	0	(39)	(39)
Buy	HKD	10,319	05/2012	HUS	0	(2)	(2)
Sell	HUF	244,446	05/2012	HUS	0	(122)	(122)
Buy	INR	148,210	07/2012	JPM	0	(47)	(47)
Sell	JPY	559,402	06/2012	BRC	45	0	45

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	81

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	253,014	10/2016	DUB	$301	$0	$301
Sell	KRW	31,405	07/2012	UAG	0	0	0
Buy	MXN	56	06/2012	HUS	0	0	0
Sell		12,333	06/2012	MSC	4	0	4
Buy		66	06/2012	UAG	0	0	0
Sell		3,979	09/2012	BRC	0	0	0
Buy		20,945	09/2012	HUS	129	0	129
Sell		8,167	09/2012	HUS	0	0	0
Sell		4,046	09/2012	JPM	0	0	0
Sell		16,128	09/2012	UAG	0	0	0
Buy	MYR	12,597	04/2012	UAG	0	(39)	(39)
Sell		6,962	05/2012	CBK	24	0	24
Sell		5,680	05/2012	JPM	22	0	22
Buy	SGD	1	05/2012	UAG	0	0	0
Buy	TWD	38,500	04/2012	BRC	31	0	31
Buy		52,966	04/2012	JPM	39	0	39

					$1,340	$(1,091)	$249

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$3,580	$0	$3,580
Corporate Bonds & Notes
Banking & Finance	0	17,932	0	17,932
Industrials	0	2,482	262	2,744
Utilities	0	2,824	0	2,824
Municipal Bonds & Notes
Alaska	0	4,641	0	4,641
Arizona	0	2,978	0	2,978
California	0	32,125	0	32,125
Colorado	0	7,848	0	7,848
Florida	0	10,365	0	10,365
Georgia	0	4,127	0	4,127
Hawaii	0	869	0	869
Illinois	0	6,388	0	6,388
Indiana	0	7,282	0	7,282
Iowa	0	1,888	0	1,888
Kansas	0	414	0	414
Maryland	0	950	0	950
Massachusetts	0	5,098	0	5,098
Michigan	0	3,424	0	3,424
Minnesota	0	1,326	0	1,326
Nebraska	0	437	0	437
Nevada	0	2,232	0	2,232
New Jersey	0	12,673	0	12,673
New York	0	43,806	0	43,806
North Carolina	0	1,313	0	1,313
Ohio	0	7,820	0	7,820
Oklahoma	0	1,786	0	1,786
Oregon	0	607	0	607
Pennsylvania	0	1,353	0	1,353
Tennessee	0	544	0	544
Texas	0	16,925	0	16,925
Virginia	0	489	0	489
Washington	0	15,157	0	15,157

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
West Virginia	$0	$144	$0	$144
Wisconsin	0	1,104	0	1,104
U.S. Government Agencies	0	251	0	251
U.S. Treasury Obligations	0	38,341	0	38,341
Mortgage-Backed Securities	0	7,143	0	7,143
Asset-Backed Securities	0	4,432	0	4,432
Sovereign Issues	0	11,766	0	11,766
Short-Term Instruments
Certificates of Deposit	0	1,298	0	1,298
Repurchase Agreements	0	1,892	0	1,892
U.S. Treasury Bills	0	1,772	0	1,772
Purchased Options
Credit Contracts	0	62	0	62
Equity Contracts	210	0	0	210
Foreign Exchange Contracts	0	72	0	72
Interest Rate Contracts	0	1,552	1,477	3,029
	$210	$291,512	$1,739	$293,461

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	566	0	566
Foreign Exchange Contracts	0	1,340	0	1,340
Interest Rate Contracts	547	4,315	48	4,910
	$547	$6,221	$48	$6,816

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,300)	0	(3,300)
Foreign Exchange Contracts	0	(1,091)	0	(1,091)
Interest Rate Contracts	(1,693)	(1,589)	(140)	(3,422)
	$(1,693)	$(5,980)	$(140)	$(7,813)

Totals	$(936)	$291,753	$1,647	$292,464

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$324	$0	$(53)	$0	$0	$(9)	$0	$0	$262	$(1)
Asset-Backed Securities	1,398	0	(525)	0	0	0	0	(873)	0	0
Purchased Options
Interest Rate Contracts	0	1,608	0	0	0	(131)	0	0	1,477	(131)

	$1,722	$1,608	$(578)	$0	$0	$(140)	$0	$(873)	$1,739	$(132)

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$0	$0	$0	$0	$0	$48	$0	$0	$48	$48

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(123)	$0	$0	$0	$77	$(94)	$0	$0	$(140)	$(140)

Totals	$1,599	$1,608	$(578)	$0	$77	$(186)	$0	$(873)	$1,647	$(224)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$62	$210	$72	$3,029	$3,373
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	852	852
Unrealized appreciation on foreign currency contracts	0	0	0	1,340	0	1,340
Unrealized appreciation on OTC swap agreements	0	562	0	0	1,886	2,448

	$0	$624	$210	$1,412	$5,767	$8,013

Liabilities:
Written options outstanding	$0	$291	$0	$0	$1,140	$1,431
Variation margin payable on financial derivative instruments (2)	0	39	0	0	336	375
Unrealized depreciation on foreign currency contracts	0	0	0	1,091	0	1,091
Unrealized depreciation on OTC swap agreements	0	1,086	0	0	475	1,561

	$0	$1,416	$0	$1,091	$1,951	$4,458

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	83

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

March 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(491)	$(4)	$(15)	$(19)	$(529)
Net realized gain (loss) on futures contracts	0	0	133	0	(9,082)	(8,949)
Net realized gain on written options	0	1,016	0	65	1,106	2,187
Net realized gain (loss) on swaps	0	839	0	0	(16,713)	(15,874)
Net realized (loss) on foreign currency transactions	0	0	0	(1,097)	0	(1,097)

	$0	$1,364	$129	$(1,047)	$(24,708)	$(24,262)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$79	$(183)	$(90)	$(1,869)	$(2,063)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(837)	(837)
Net change in unrealized appreciation (depreciation) on written options	0	6	0	0	(130)	(124)
Net change in unrealized appreciation (depreciation) on swaps	0	(1,585)	0	0	2,219	634
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	443	0	443

	$0	$(1,500)	$(183)	$353	$(617)	$(1,947)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(1,147) and open centrally cleared swaps cumulative appreciation/(depreciation) of $445 as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$239	$(140)	$99
BPS	137	(160)	(23)
BRC	154	(260)	(106)
BSN	(86)	0	(86)
CBK	146	(280)	(134)
DUB	408	(590)	(182)
FBF	(184)	261	77
GLM	492	(750)	(258)
GST	206	(390)	(184)
HUS	1,130	(1,110)	20
JPM	411	(410)	1
MSC	2	(70)	(68)
MSX	5	0	5
MYC	1,838	(2,140)	(302)
RBC	19	0	19
RYL	(22)	0	(22)
SOG	25	0	25
UAG	64	0	64

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, and Class C shares of eight funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-

related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of

ANNUAL REPORT	MARCH 31, 2012	85

Notes to Financial Statements (Cont.)

mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management anticipates certain Funds may recognize additional borrowing expense (interest expense) as a result of the change of accounting treatment. The magnitude of this change has not been determined at this time.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2011, FASB issued an ASU to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after

January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair value of investments.

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Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other

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Notes to Financial Statements (Cont.)

market prices are available. The Board has delegated to the investment adviser (the “Adviser”), Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses these fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender

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from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2012, the Funds had no unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded

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Notes to Financial Statements (Cont.)

between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2012 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(i) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and

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Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Straddle Options  Certain Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

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Notes to Financial Statements (Cont.)

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability

92	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2012 for which a Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the

ANNUAL REPORT	MARCH 31, 2012	93

Notes to Financial Statements (Cont.)

other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under

94	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedules of Investments.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), formerly known as Allianz Global Investors of America L.P., and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D(1)		A, B and C Classes
PIMCO California Intermediate Municipal Bond Fund	0.225%		0.22%	0.32%	N/A	0.55%		0.30%
PIMCO California Short Duration Municipal Income Fund	0.18%		0.15%	0.25%	N/A	0.55%		0.30%
PIMCO High Yield Municipal Bond Fund	0.30%	(2)	0.25%	0.35%	N/A	0.55%	(4)	0.30%	(3)
PIMCO Municipal Bond Fund	0.20%		0.24%	0.34%	0.24%	0.55%		0.30%
PIMCO New York Municipal Bond Fund	0.225%		0.22%	0.32%	N/A	0.55%		0.30%
PIMCO Short Duration Municipal Income Fund	0.18%		0.15%	0.25%	0.15%	0.55%		0.30%
PIMCO Tax Managed Real Return Fund	0.25%		0.20%	0.30%	N/A	0.60%		0.35%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%		0.30%	0.40%	N/A	0.70%		0.45%

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	PIMCO has contractually agreed, through July 31, 2012, to waive 0.01% of the Investment Advisory Fee to 0.29%.
(3)	PIMCO has contractually agreed, through July 31, 2012, to waive 0.05% of the Supervisory and Administrative Fee to 0.25%.
(4)	PIMCO has contractually agreed, through July 31, 2012, to waive 0.05% of the Supervisory and Administrative Fee to 0.50%.

ANNUAL REPORT	MARCH 31, 2012	95

Notes to Financial Statements (Cont.)

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which they are incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2012.

Pursuant to the Distribution and Servicing Plans adopted by the A, B and C Classes of the Trust, the Trust compensates the Distributor or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B and C Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds	0.30%	0.25%
PIMCO Municipal Bond and PIMCO Tax Managed Real Return Funds	0.50%	0.25%
All other Funds	0.75%	0.25%

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2012, the Distributor received $18,790,288 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Tax Managed Real Return Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2012, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Tax Managed Real Return Fund	$38

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is

96	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2012, the

Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$1,157	$1,547
PIMCO California Short Duration Municipal Income Fund	3,726	0
PIMCO High Yield Municipal Bond Fund	4,059	0
PIMCO Municipal Bond Fund	9,799	13,952
PIMCO New York Municipal Bond Fund	0	6,587
PIMCO Short Duration Municipal Income Fund	16,788	1,092
PIMCO Tax Managed Real Return Fund	740	10,552
PIMCO Unconstrained Tax Managed Bond Fund	444	6,420

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$52,183	$33,205
PIMCO California Short Duration Municipal Income Fund	0	0	48,467	66,771
PIMCO High Yield Municipal Bond Fund	0	0	178,874	81,929
PIMCO Municipal Bond Fund	0	0	451,216	266,687
PIMCO New York Municipal Bond Fund	0	50	38,584	46,770
PIMCO Short Duration Municipal Income Fund	0	125	132,767	98,840
PIMCO Tax Managed Real Return Fund	9,859	9,976	60,727	35,939
PIMCO Unconstrained Tax Managed Bond Fund	566,386	536,932	206,748	249,195

ANNUAL REPORT	MARCH 31, 2012	97

Notes to Financial Statements (Cont.)

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,083	$19,969	2,323	$21,959	4,789	$48,143	5,730	$58,100	11,744	$94,460	5,488	$44,227
Class P	430	4,119	294	2,778	1,964	19,741	3,258	33,114	1,901	15,493	1,037	8,367
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	310	2,970	613	5,786	90	904	297	3,011	3,220	26,238	2,212	17,629
Class A	3,013	28,637	1,759	16,701	8,027	80,753	18,640	189,447	11,008	89,146	4,152	33,708
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	704	6,722	617	5,868	653	6,544	209	2,120	2,099	17,070	1,532	12,479
Issued as reinvestment of distributions
Institutional Class	155	1,474	182	1,723	106	1,066	145	1,477	563	4,544	509	4,115
Class P	6	58	1	10	13	133	7	74	23	184	2	20
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	16	161	16	154	6	66	8	80	154	1,242	136	1,101
Class A	132	1,253	95	898	164	1,646	177	1,793	516	4,174	396	3,200
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	13	126	5	51	1	16	1	12	147	1,186	142	1,146
Cost of shares redeemed
Institutional Class	(2,611)	(24,809)	(2,473)	(23,380)	(5,506)	(55,350)	(8,462)	(85,753)	(8,237)	(66,798)	(7,519)	(60,569)
Class P	(92)	(875)	(66)	(619)	(2,200)	(22,137)	(2,508)	(25,432)	(727)	(5,961)	(591)	(4,700)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	(396)	(3,794)	(565)	(5,338)	(198)	(1,992)	(496)	(5,033)	(2,698)	(22,020)	(3,112)	(25,058)
Class A	(857)	(8,119)	(1,339)	(12,670)	(9,221)	(92,681)	(16,640)	(168,672)	(3,809)	(30,503)	(5,635)	(45,354)
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	(225)	(2,151)	(41)	(386)	(568)	(5,699)	(42)	(424)	(931)	(7,456)	(2,105)	(16,913)
Net increase (decrease) resulting from Fund share transactions	2,681	$25,741	1,421	$13,535	(1,880)	$(18,847)	324	$3,914	14,973	$120,999	(3,356)	$(26,602)

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PIMCO Municipal Bond Fund				PIMCO New York Municipal Bond Fund				PIMCO Short Duration Municipal Income Fund
Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

9,454	$86,103	5,075	$45,714	1,184	$12,930	2,285	$24,827	9,520	$80,675	13,760	$117,870
4,782	43,756	462	4,103	63	689	218	2,291	1,328	11,247	1,355	11,612
1,131	10,132	87	760	0	0	0	0	209	1,777	171	1,468
1,868	17,113	648	5,756	346	3,772	773	8,405	199	1,692	669	5,730
17,979	162,940	4,026	36,185	2,006	22,007	970	10,592	11,088	94,014	10,313	88,390
16	151	38	346	0	0	0	0	0	0	0	0
5,964	54,107	1,246	11,196	448	4,891	266	2,935	716	6,071	991	8,500

470	4,263	630	5,646	296	3,235	312	3,399	326	2,766	299	2,562
50	462	7	57	7	83	1	12	11	93	6	49
2	21	4	32	0	0	0	0	6	48	6	49
58	525	64	577	73	793	84	920	6	50	10	83
529	4,822	371	3,321	115	1,262	87	947	154	1,306	203	1,739
5	45	14	125	0	0	0	0	0	0	0	0
183	1,666	149	1,328	11	121	5	55	16	131	16	139

(7,999)	(73,806)	(17,667)	(157,883)	(2,394)	(26,265)	(3,443)	(37,019)	(7,836)	(66,466)	(7,849)	(67,222)
(358)	(3,311)	(351)	(3,170)	(39)	(428)	(25)	(273)	(1,213)	(10,296)	(784)	(6,721)
(1,211)	(10,806)	(77)	(678)	0	0	0	0	(204)	(1,735)	(232)	(1,987)
(1,544)	(14,227)	(1,443)	(12,781)	(717)	(7,806)	(1,198)	(12,968)	(576)	(4,891)	(1,033)	(8,857)
(3,578)	(32,405)	(6,377)	(56,639)	(1,044)	(11,464)	(1,544)	(16,645)	(7,731)	(65,661)	(18,297)	(156,860)
(283)	(2,534)	(798)	(7,161)	0	0	0	0	0	0	0	0
(1,586)	(14,300)	(2,113)	(18,721)	(54)	(592)	(72)	(766)	(1,122)	(9,524)	(1,291)	(11,058)

25,932	$234,717	(16,005)	$(141,887)	301	$3,228	(1,281)	$(13,288)	4,897	$41,297	(1,687)	$(14,514)

ANNUAL REPORT	MARCH 31, 2012	99

Notes to Financial Statements (Cont.)

	PIMCO Tax Managed Real Return Fund				PIMCO Unconstrained Tax Managed Bond Fund (1)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	5,300	$56,500	3,194	$32,848	8,367	$86,205	12,444	$129,999
Class P	165	1,770	57	582	2,395	24,841	4,705	49,199
Administrative Class	0	0	0	0	0	0	0	0
Class D	390	4,169	220	2,264	1,315	13,597	1,653	17,321
Class A	965	10,379	244	2,513	2,830	29,461	7,165	75,001
Class B	0	0	0	0	0	0	0	0
Class C	256	2,746	51	528	450	4,670	2,011	21,013
Issued as reinvestment of distributions
Institutional Class	95	1,012	53	549	181	1,871	111	1,163
Class P	2	20	0	2	30	310	12	117
Administrative Class	0	0	0	0	0	0	0	0
Class D	4	42	2	23	24	250	14	146
Class A	7	70	2	18	56	574	35	363
Class B	0	0	0	0	0	0	0	0
Class C	2	17	1	6	7	70	3	30
Cost of shares redeemed
Institutional Class	(3,283)	(34,537)	(1,121)	(11,523)	(9,228)	(94,850)	(7,347)	(76,845)
Class P	(40)	(423)	(29)	(305)	(3,390)	(34,946)	(1,248)	(13,039)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(271)	(2,900)	(102)	(1,048)	(1,229)	(12,701)	(1,104)	(11,518)
Class A	(224)	(2,392)	(43)	(440)	(5,093)	(52,502)	(1,775)	(18,543)
Class B	0	0	0	0	0	0	0	0
Class C	(41)	(443)	(19)	(193)	(1,158)	(11,947)	(386)	(4,027)
Net increase (decrease) resulting from Fund share transactions	3,327	$36,030	2,510	$25,824	(4,443)	$(45,097)	16,293	$170,380

(1)	As of March 31, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 12% of the Fund.

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

100	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2012

As of March 31, 2012, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral	Qualified Late-Year Loss Deferral (4)
PIMCO California Intermediate Municipal Bond Fund	$215	$140	$0	$5,991	$(39)	$(14,120)	$0	$0
PIMCO California Short Duration Municipal Income Fund	0	74	0	2,755	(35)	(4,074)	0	0
PIMCO High Yield Municipal Bond Fund	0	435	0	2,237	(238)	(37,933)	0	0
PIMCO Municipal Bond Fund	1,001	832	0	21,791	(219)	(79,557)	0	0
PIMCO New York Municipal Bond Fund	0	0	0	12,010	(18)	(6,022)	0	0
PIMCO Short Duration Municipal Income Fund	136	210	0	1,542	(20)	(58,372)	0	0
PIMCO Tax Managed Real Return Fund	0	3	115	2,557	(2)	0	0	0
PIMCO Unconstrained Tax Managed Bond Fund	3,029	0	0	15,167	(620)	(16,684)	0	(1,667)

(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)

Specified losses realized during the period November 1, 2011 through March 31, 2012 and Ordinary losses realized during the period January 1, 2012 through March 31, 2012, which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2012, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2013	2014	2015	2016	2017	2018	2019
PIMCO California Intermediate Municipal Bond Fund	$1,547	$1,180	$229	$1,476	$311	$6,912	$397
PIMCO California Short Duration Municipal Income Fund	0	0	0	0	5	325	81
PIMCO High Yield Municipal Bond Fund	0	0	0	3,645	6,087	17,767	941
PIMCO Municipal Bond Fund	570	1,180	0	0	1,607	68,427	2,823
PIMCO New York Municipal Bond Fund	0	0	0	0	0	3,155	776
PIMCO Short Duration Municipal Income Fund	4,137	1,739	0	0	8,426	37,871	55
PIMCO Unconstrained Tax Managed Bond Fund	0	0	0	0	0	0	1,279

Under the recently enacted Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. Note that post-enactment losses must be used before pre-enactment losses are used. As of March 31, 2012, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO California Intermediate Municipal Bond Fund	$2,068	$0
PIMCO California Short Duration Municipal Income Fund	3,663	0
PIMCO High Yield Municipal Bond Fund	5,075	4,418
PIMCO Municipal Bond Fund	0	4,950
PIMCO New York Municipal Bond Fund	2,091	0
PIMCO Short Duration Municipal Income Fund	5,323	821
PIMCO Unconstrained Tax Managed Bond Fund	9,153	6,252

ANNUAL REPORT	MARCH 31, 2012	101

Notes to Financial Statements (Cont.)

March 31, 2012

As of March 31, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
PIMCO California Intermediate Municipal Bond Fund	$119,897	$6,353	$(337)	$6,016
PIMCO California Short Duration Municipal Income Fund	259,314	3,046	(293)	2,753
PIMCO High Yield Municipal Bond Fund	360,066	19,345	(16,464)	2,881
PIMCO Municipal Bond Fund	522,088	23,854	(1,694)	22,160
PIMCO New York Municipal Bond Fund	148,919	12,398	(356)	12,042
PIMCO Short Duration Municipal Income Fund	365,123	3,307	(1,766)	1,541
PIMCO Tax Managed Real Return Fund	75,195	2,381	(75)	2,306
PIMCO Unconstrained Tax Managed Bond Fund	279,765	16,929	(3,233)	13,696

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

For the fiscal years ended March 31, 2012 and March 31, 2011, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2012				March 31, 2011
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital
PIMCO California Intermediate Municipal Bond Fund	$3,337	$196	$0	$0	$3,093	$247	$0	$0
PIMCO California Short Duration Municipal Income Fund	3,164	244	0	0	4,049	93	0	0
PIMCO High Yield Municipal Bond Fund	13,385	565	0	0	11,904	621	0	0
PIMCO Municipal Bond Fund	13,025	1,229	0	0	13,118	1,245	0	0
PIMCO New York Municipal Bond Fund	5,481	323	0	0	5,792	242	0	0
PIMCO Short Duration Municipal Income Fund	4,344	423	0	0	4,900	372	0	0
PIMCO Tax Managed Real Return Fund	1,116	31	31	0	463	147	5	0
PIMCO Unconstrained Tax Managed Bond Fund	1,624	2,600	0	0	1,126	1,589	0	0

(6)	Includes short-term capital gains, if any, distributed.

14. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were available to be issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund, PIMCO Tax Managed Real Return Fund and PIMCO Unconstrained Tax Managed Bond Fund (eight series of PIMCO Funds, hereafter referred to as the “Funds”) at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2012

ANNUAL REPORT	MARCH 31, 2012	103

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	HUF	Hungarian Forint	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	TWD	Taiwanese Dollar
EUR	Euro	KRW	South Korean Won	USD (or $)	United States Dollar
GBP	British Pound	MXN	Mexican Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	ICR	Insured Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodial Receipts	GTD	Guaranteed	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	M-S-R	Mechanical Systems Review
BBR	Bank Bill Rate	EONIA	Euro OverNight Index Average	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2012) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2012 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2012 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO California Intermediate Municipal Bond Fund	0.24%	0.24%	$0	$0
PIMCO California Short Duration Municipal Income Fund	0.06%	0.06%	0	0
PIMCO High Yield Municipal Bond Fund	0.11%	0.11%	0	0
PIMCO Municipal Bond Fund	0.00%	0.00%	0	0
PIMCO New York Municipal Bond Fund	0.00%	0.00%	0	0
PIMCO Short Duration Municipal Income Fund	0.00%	0.00%	0	0
PIMCO Tax Managed Real Return Fund	0.00%	0.00%	13	0
PIMCO Unconstrained Tax Managed Bond Fund	0.47%	0.47%	1,531	0

Exempt Interest Dividends.  For the benefit of shareholders of the PIMCO California Intermediate Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO New York Municipal Bond, PIMCO Short Duration Municipal Income, PIMCO Tax Managed Real Return and PIMCO Unconstrained Tax Managed Bond Funds, this is to inform you that for the fiscal year ended March 31, 2012, 93.90%, 91.96%, 95.81%, 94.46%, 90.57%, 97.33% and 62.59%, respectively, of the dividends paid by the Funds qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2013, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2012.

ANNUAL REPORT	MARCH 31, 2012	105

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call the Trust at 1-866-746-2602 or visit our website at www.pimco.com/investments.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director and member of Executive Committee, PIMCO.	161	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust; Chairman and Trustee, PIMCO Equity Series; Chairman and Trustee, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present); Formerly, Chairman and Director, PCM Fund, Inc. Formerly Chairman and Director PIMCO Strategic Global Government Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to present	Managing Director, Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management L.P.	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to present	Private Investor. Formerly, President, Houston Zoo.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	04/1987 to 02/1993 and 02/1995 to present	Private Investor.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT; Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies).	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Formerly, Director, Ameron International (manufacturing). Formerly Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	155	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (1938) Trustee	07/1993 to 02/1995 and 08/1995 to present	Private Investor.	155	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (1959) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO and Senior Vice President, PIMCO.

William H. Gross (1944) Senior Vice President	04/1987 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (1962) Vice President-Senior Counsel, Secretary	05/2005 to present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (1970) Vice President	05/2008 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Eric D. Johnson (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

John P. Hardaway (1957) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

ANNUAL REPORT	MARCH 31, 2012	107

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder invested. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transaction with a shareholder, information captured on the Funds’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF3002AR_033112

Your Global Investment Authority

PIMCO Funds

Annual Report

March 31, 2012

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Developing Local Markets Portfolio

PIMCO Emerging Markets Portfolio

PIMCO FX Strategy Portfolio

PIMCO High Yield Portfolio

PIMCO International Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Senior Floating Rate Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO Short-Term Floating NAV Portfolio III

PIMCO U.S. Government Sector Portfolio

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		22
Benchmark Descriptions		24
Financial Highlights		26
Statements of Assets and Liabilities		30
Statements of Operations		32
Statements of Changes in Net Assets		34
Statement of Cash Flows		39
Notes to Financial Statements		154
Report of Independent Registered Public Accounting Firm		174
Glossary		175
Federal Income Tax Information		176
Management of the Trust		177
Privacy Policy		179
Approval of the Amended and Restated Investment Advisory Contract and Amended and Restated Supervision and Administration Agreement for PIMCO Funds: Private Account Portfolio Series—PIMCO Short-Term Floating NAV Portfolio III		180

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	5	40
PIMCO Developing Local Markets Portfolio	6	50
PIMCO Emerging Markets Portfolio	7	54
PIMCO FX Strategy Portfolio	8	61
PIMCO High Yield Portfolio	9	64
PIMCO International Portfolio	10	73
PIMCO Investment Grade Corporate Portfolio	11	79
PIMCO Long Duration Corporate Bond Portfolio	12	89
PIMCO Mortgage Portfolio	13	107
PIMCO Municipal Sector Portfolio	14	117
PIMCO Real Return Portfolio	15	121
PIMCO Senior Floating Rate Portfolio	16	126
PIMCO Short-Term Portfolio	17	128
PIMCO Short-Term Floating NAV Portfolio	18	137
PIMCO Short-Term Floating NAV Portfolio II	19	142
PIMCO Short-Term Floating NAV Portfolio III	20	145
PIMCO U.S. Government Sector Portfolio	21	148

Chairman’s Letter

Dear Shareholder,

During the reporting period, market volatility reached a state of heightened intensity brought on by a number of diverse yet inter-related events. In response, investors oscillated between being either “risk on” or “risk off” throughout the period, which further contributed to overall market volatility. The European sovereign debt crisis, in particular, amplified global concerns over a Greek default, systemic contagion to the rest of the region and the negative impact such a sovereign default (or defaults) would have on the global banking sector. The European Central Bank initiated a number of long-term debt refinancing programs, via large injections of liquidity, to help contain the crisis and stabilize the European banking system. Nonetheless, several Eurozone countries struggled to implement austerity measures mandated by interim technocratic governments, which led to sovereign debt downgrades by the major rating agencies.

In early March, Greece completed an orderly debt swap with private creditors and worked towards restructuring the majority of its public debt. The European Union, via the European Central Bank, agreed to provide Greece with billions of euros in financing over time to help recapitalize Greek banks and support the government. This “organized Greek default” (orchestrated via coordinated efforts globally) contributed to improved investor confidence. However, we believe the European sovereign debt crisis is far from over and should remain a factor causing continued sovereign credit market downside. The Eurozone crisis highlights a number of problems facing many European countries, in which peripheral (and in some cases central) European economies suffer from a loss of competitiveness, negative demographics, currency rigidity, and high sovereign debt levels.

Within the U.S., polarization in Washington led to political theatrics over the debt ceiling debate. At its most recent conclusion, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s, highlighting the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Expanded quantitative easing policies by the Federal Reserve helped provide needed stimulus to a struggling economy and better than expected automobile and manufacturing output provided signs of modest improvement for the U.S. economy. In addition, the overall rate of U.S. unemployment declined over the period, which was an encouraging development though far from being at a level near full employment.

Finally, ongoing social unrest and political uncertainty in the Middle East and North Africa caused instability in the region. The uprising in Syria and Iran’s “saber rattling” in response to Western economic sanctions continue to cause concern worldwide. Most troublesome, the rising tension between Iran and Israel exerted upward pressure on oil prices at a time when the global economy is beginning to show clear signs of slowdown from its 2009-2011 cyclic uptick.

The heightened unpredictability inherent in the markets today present investors with an unusual set of global dynamics that exhibit both increased risks and challenges but also potential opportunities. We believe that such unpredictability can translate into strategies that are generally defensive in nature yet are also flexible enough to be offensive as investment opportunities arise globally. Investor paralysis has never been a legitimate investment option.

Included below are highlights of the financial markets during our twelve-month reporting period:

■

U.S. Treasury yields ended the period lower (and prices therefore higher) as investors favored higher quality assets due primarily to ongoing concerns over the European sovereign debt crisis. The yield on the benchmark ten-year U.S. Treasury note yielded 2.21%, or 1.26% lower than on March 31, 2011. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25%. The Bank of England held its key lending rate at 0.50% and the European Central Bank reduced its main policy rate to 1.00%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 7.71% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted a return of 12.20%, as represented by the Barclays Capital U.S. TIPS Index. TIPS gained on lower real yields across the maturity curve, as shorter maturity real yields fell significantly due to rising crude oil prices towards the latter part of the period. Longer-dated real yields rallied

2	PRIVATE ACCOUNT PORTFOLIO SERIES

following “Operation Twist” as well as due to strong institutional demand for the asset class. TIPS outperformed nominal U.S. Treasuries; while real and nominal yields rallied fairly in-line with each other, TIPS benefited from strong inflation accruals as inflation ran close to 3% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasuries due to healthy demand from investors (namely banks, money managers, real estate investment trusts (“REITs”), and non-U.S. institutions) as well as from diminished fears of a widespread refinancing wave. Commercial mortgage-backed securities (“CMBS”) also outperformed like-duration U.S. Treasuries amid strong investor demand for high-quality spread investments.

■

Municipal bonds, both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns over the period. The positive returns were largely driven by heavy inflows into the market on declining investor concerns over widespread municipal defaults. Municipal returns were also supported by a relatively light new-issue calendar over the period. Demand for BABs remained strong as these securities continue to provide attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Investor risk sentiment changed periodically during the reporting period. When risk appetite did emerge, emerging market (“EM”) local sovereign debt and local currencies performed well. However, the period was predominately risk-off, driven largely by the European sovereign debt crisis, and U.S. dollar-denominated EM sovereign debt therefore outperformed other EM asset classes over the entire reporting period as investors sought some relative safety. Each EM fixed income asset class posted positive returns over the period except for EM currencies, which tend to be most responsive to changes in global risk sentiment.

■

U.S. equities, as measured by the S&P 500 Index, returned 8.54% due to increased investor risk appetite towards the latter part of the period. However, global equities, as represented by the MSCI World Index, returned 0.56%, and overall performance was impacted by investor concerns over the European sovereign debt crisis. Similar concerns also impacted returns of emerging market equities, as measured by the MSCI Emerging Markets Index, which declined 8.80% for the period.

On the following pages of this Annual Report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds, please find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager. We also invite you to visit our website at www.pimco.com/investments to learn more about our views and for expanded market commentary.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds May 21, 2012

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2012	3

Important Information About the Portfolios

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond portfolios and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Portfolio’s offering memorandum. The use of derivatives may subject the Portfolios to greater volatility than investments in traditional securities. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return Investment Performance table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Portfolio commenced operations.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 927-4648 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling (800) 927-4648. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Asset-Backed Securities	31.9%
Mortgage-Backed Securities	25.9%
U.S. Treasury Obligations	25.4%
U.S. Government Agencies	12.0%
Short-Term Instruments	0.8%
Other	4.0%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	6.39%	8.48%	6.95%	7.56%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	2.07%
Barclays Capital Asset-Backed Securities Index	5.34%	4.25%	4.44%	5.09%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

»

Exposure to non-Agency mortgage-backed securities (“MBS”) and subprime ABS detracted from performance as income and price depreciation on non-Agency MBS and subprime ABS securities were negative for returns.

»	Exposure to commercial mortgage-backed securities (“CMBS”) added to performance as the CMBS sector outperformed the Barclays Capital Asset-Backed Securities Index during the reporting period.

»	An allocation to Agency MBS added to performance as Agency MBS outperformed the Barclays Capital Asset-Backed Securities Index during the reporting period.

»	An underweight to credit card ABS detracted from performance as the sector outperformed the Barclays Capital Asset-Backed Securities Index during the reporting period.

»	An allocation to student loan ABS detracted from performance as the sector underperformed the Barclays Capital Asset-Backed Securities Index during the reporting period.

ANNUAL REPORT	MARCH 31, 2012	5

PIMCO Developing Local Markets Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Brazil	65.7%
Short-Term Instruments	25.0%
United States	8.2%
Mexico	0.4%
Tunisia	0.4%
Other	0.3%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Developing Local Markets Portfolio	-0.77%	3.09%	6.04%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.98%	*
Custom JPM ELMI+ Benchmark	-1.30%	6.13%	7.81%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Developing Local Markets Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development economies for the past five consecutive years. The Portfolio’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to the Hong Kong dollar, which outperformed the Portfolio’s secondary benchmark index during the reporting period, benefited performance.

»	An underweight to the Brazilian real, which underperformed the Portfolio’s secondary benchmark index during the reporting period, benefited performance.

»	An underweight to the Mexican peso, which underperformed the Portfolio’s secondary benchmark index during the reporting period, benefited performance.

»	An underweight to the Russian ruble, which outperformed the Portfolio’s secondary benchmark index during the reporting period, detracted from performance.

»	An underweight to the Chinese yuan, which outperformed the Portfolio’s secondary benchmark index during the reporting period, detracted from performance.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Emerging Markets Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Brazil	31.5%
Short-Term Instruments	26.1%
Mexico	9.2%
United States	5.2%
Virgin Islands (British)	3.8%
Other	24.2%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (04/03/98)
PIMCO Emerging Markets Portfolio	7.90%	5.16%	9.62%	10.03%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	2.64%	*
Custom JPM ELMI+ Benchmark	-1.30%	4.41%	8.26%	8.04%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An overweight to Brazilian external sovereign debt, which outperformed the Portfolio’s secondary benchmark index over the reporting period, benefited performance.

»	An overweight to Russian external sovereign debt, which outperformed the Portfolio’s secondary benchmark index over the reporting period, benefited performance.

»	An overweight to Mexican external sovereign debt, which outperformed the Portfolio’s secondary benchmark index over the reporting period, benefited performance.

»	An underweight to the Mexican peso, which underperformed the Portfolio’s secondary benchmark index over the reporting period, benefited performance.

»	An overweight to the Polish zloty, which underperformed the Portfolio’s secondary benchmark index over the reporting period, detracted from performance.

»	An overweight to the Brazilian real, which underperformed the Portfolio’s secondary benchmark index over the reporting period, detracted from performance.

ANNUAL REPORT	MARCH 31, 2012	7

PIMCO FX Strategy Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Short-Term Instruments	97.1%
Purchased Options	2.3%
U.S. Treasury Obligations	0.6%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (10/05/10)
PIMCO FX Strategy Portfolio	-6.09%	-3.23%
BofA Merrill Lynch 3-Month Treasury Bill Index	0.06%	0.10%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO FX Strategy Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in foreign (non-U.S.) currency positions backed by a portfolio of money market securities. The Portfolio may invest up to 50% of its total assets in positions related to a single foreign (non-U.S.) currency. The Portfolio’s investment may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio may, but is not required to, hedge its exposure to foreign (non-U.S.) currencies.

»

Long positions in the Australian dollar and the Norwegian krone contributed to performance as these currencies appreciated versus the U.S. dollar from the beginning of the period on April 1, 2011 through August 2011.

»	A short position in the euro detracted from performance as the euro appreciated versus the U.S. dollar from the beginning of the period on April 1, 2011 through August 2011.

»

Short positions in the New Zealand dollar, Japanese yen, and Swiss franc detracted from performance as these currencies appreciated considerably versus the U.S. dollar from the beginning of the period on April 1, 2011 through August 2011.

»	Short positions in the Swiss franc, the euro, and the British pound contributed to performance as these currencies depreciated versus the U.S. dollar from September 2011 through March 2012.

»	A long position in the Japanese yen detracted from performance as the currency depreciated considerably versus the U.S. dollar from September 2011 through March 2012.

»

Long positions in the Norwegian krone, the Swedish krona, and the New Zealand dollar detracted from performance as these currencies depreciated versus the U.S. dollar from September 2011 through March 2012.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO High Yield Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Industrials	44.2%
Banking & Finance	19.0%
Bank Loan Obligations	12.9%
Utilities	9.2%
Short-Term Instruments	4.1%
Other	10.6%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (12/08/00)
PIMCO High Yield Portfolio	5.55%	8.35%	9.11%	7.81%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	2.04%	*
BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	6.23%	7.10%	8.03%	7.96%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, and which are rated below-investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to utilities detracted from returns as the sector underperformed the broader high yield bond market during the reporting period.

»	An overweight to healthcare added to returns as the sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to chemicals benefited returns as the sector outperformed the broader high yield bond market during the reporting period.

»	Security selection within financials detracted from returns as European banks underperformed the broader high yield bond market during the reporting period.

»	Security selection in packaging benefited returns as select issuers reported strong operating results.

ANNUAL REPORT	MARCH 31, 2012	9

PIMCO International Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Canada	22.7%
Germany	18.3%
PIMCO Short-Term Floating NAV Portfolio	13.9%
United States	12.5%
Japan Treasury Bills	5.5%
Finland	5.5%
Netherlands Treasury Bills	5.4%
Austria	5.4%
Sweden	5.2%
Other	5.6%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (12/13/89)
PIMCO International Portfolio	18.88%	10.02%	9.33%	8.68%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	3.56%	*
JPMorgan GBI Global ex-US Index Hedged in USD	6.53%	4.68%	4.75%	6.54%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to German bunds (within core-Europe) duration (or sensitivity to changes in market interest rates) versus European peripherals (i.e. Spain and Italy) contributed to relative performance as sovereign yields on German bunds fell and peripheral (i.e. Spanish and Italian) spreads widened over the reporting period.

»	An underweight to the euro contributed to relative performance as the currency depreciated versus the U.S. dollar over the reporting period.

»

Positions in high-quality non-Agency MBS and ABS from April 2011 through July 2011 and from October 2011 through March 2012 contributed to relative performance as spreads on these securities narrowed over these respective time periods, offsetting losses derived from positions in high-quality non-Agency MBS and ABS from June 2011 through August 2011.

»

An overweight to U.K. duration in August 2011 through January 2012 contributed to relative performance as ten-year government yields fell over this time period, offsetting losses derived from a slight underweight to U.K. duration early in the reporting period.

»	An overweight to the Canadian dollar and Brazilian real detracted from relative performance as these currencies depreciated versus the U.S. dollar between April 1, 2011 and January 2012.

»	An underweight to Japanese duration detracted from relative performance as Japanese ten-year government yields fell over the reporting period.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Banking & Finance	54.9%
Industrials	18.3%
Short-Term Instruments	11.3%
Utilities	9.0%
U.S. Treasury Obligations	2.4%
Other	4.1%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (01/26/00)
PIMCO Investment Grade Corporate Portfolio	6.53%	7.47%	8.71%	8.75%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	2.30%	*
Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher)	10.10%	7.04%	6.76%	7.12%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income investments of varying maturities, which may be represented by options, futures contracts, and/or swap agreements.

»

Duration (or sensitivity to changes in market interest rates) positioning was net positive for returns. An overweight U.S. duration was positive as yields fell, while an underweight to duration in the U.K. and Europe was slightly negative for returns as yields fell in these regions.

»	An overweight exposure to pipelines credits detracted from performance as this sector underperformed the broader investment grade corporate bond market during the reporting period.

»	An overweight exposure to brokerage companies detracted from performance as this sector posted weaker relative returns.

»	An overweight exposure to the independent exploration and production sector detracted from returns as the sector lagged the broader investment grade corporate bond market during the reporting period.

»	An overweight to the tobacco sector benefited performance as the sector outperformed the broader investment grade corporate bond market during the reporting period.

»	An overweight to integrated oil issuers benefited relative performance as this sector outperformed the broader investment grade corporate bond market during the reporting period.

»	An underweight to wireless telecommunication companies benefited performance as this sector underperformed the broader investment grade corporate bond market during the reporting period.

ANNUAL REPORT	MARCH 31, 2012	11

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Corporate Bonds & Notes	71.9%
U.S. Treasury Obligations	13.1%
Municipal Bonds & Notes	9.9%
Short-Term Instruments	2.6%
Sovereign Issues	2.0%
Other	0.5%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (12/22/08)
PIMCO Long Duration Corporate Bond Portfolio	17.80%	11.91%
Barclays Capital U.S. Long Credit Index	17.32%	13.90%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 12/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning were net negative for performance. An underweight to U.S. duration with long exposure to the U.K., European and Australian duration was neutral for performance. Positioning designed to benefit from the steepening of the U.S., U.K. and European yields curves was net negative for the reporting period.

»	An overweight to natural gas pipelines was positive for performance as the sector outperformed the broader corporate bond market during the reporting period.

»	An overweight to airlines benefited performance as the sector outperformed the broader corporate bond market during the reporting period.

»	An underweight to the wireline telecommunications sector benefited performance as the sector underperformed the broader corporate bond market during the reporting period.

»	An overweight to banks detracted from performance as the sector underperformed the broader corporate bond market during the reporting period.

»	An underweight to utilities detracted from performance as the sector outperformed the broader corporate bond market during the reporting period.

»	An underweight to retailers detracted from performance as the sector outperformed the broader corporate bond market during the reporting period.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Mortgage Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Government Agencies	80.9%
Short-Term Instruments	8.8%
Mortgage-Backed Securities	7.0%
Asset-Backed Securities	3.1%
U.S. Treasury Obligations	0.2%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO Mortgage Portfolio	6.61%	7.50%	6.59%	7.34%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	2.30%
Barclays Capital U.S. MBS Fixed Rate Index	6.29%	6.39%	5.68%	6.41%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”).

»

A move to overweight from underweight of conventional thirty-year 4.5% and 5.0% coupon mortgage-backed securities (“MBS”) in the third quarter of 2011 and an increased overweight to 5.5% coupon MBS in the first quarter of 2012 added to returns as these coupons performed well during the respective periods.

»

Exposure to non-Agency MBS detracted from performance as income and price depreciation on non-Agency MBS were substantial, while exposure to commercial mortgage-backed securities (“CMBS”) added to performance as the sector outperformed the Barclays Capital U.S. MBS Fixed Rate Index during the reporting period.

»

An overweight to mortgage spread duration (or sensitivity to the change in the spread between mortgage rates and the rate of U.S. Treasuries) detracted from returns as mortgage spreads widened during the reporting period.

»	An overweight to interest rate duration (or sensitivity to changes in market interest rates) for most of the reporting period added to performance as U.S. Treasury rates declined.

ANNUAL REPORT	MARCH 31, 2012	13

PIMCO Municipal Sector Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

New York	18.5%
California	16.9%
Illinois	11.9%
Texas	9.2%
New Jersey	8.9%
Arizona	5.7%
Other	28.9%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (08/21/00)
PIMCO Municipal Sector Portfolio	19.03%	1.80%	3.66%	4.43%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	2.13%	*
Barclays Capital Long Municipal Bond Index	19.97%	4.83%	6.06%	6.18%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

»

The Portfolio’s effective duration (or sensitivity to changes in market interest rates) was below its benchmark index throughout the reporting period, which detracted from performance as municipal bond yields moved lower.

»	An underweight position to general obligation municipal securities enhanced returns as they underperformed the Barclays Capital Long Municipal Bond Index during the reporting period.

»	An overweight to the tobacco municipal bond sector contributed to returns as the sector outperformed the Barclays Capital Long Municipal Bond Index during the reporting period.

»	An overweight exposure to the corporate-backed sector enhanced returns as this sector outperformed the Barclays Capital Long Municipal Bond Index during the reporting period.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Real Return Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	87.9%
Short-Term Instruments	7.1%
Sovereign Issues	3.9%
Corporate Bonds & Notes	0.7%
Mortgage-Backed Securities	0.2%
Other	0.2%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Real Return Portfolio	12.01%	7.45%	7.89%	8.20%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	2.24%	*
Barclays Capital U.S. TIPS Index	12.20%	7.60%	7.51%	7.68%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns during the reporting period amid an aggressive rally in real yields on the back of an investor flight-to-quality and slower global growth expectations. However, an underweight to U.S. TIPS for most of the period detracted from returns as U.S. real yields rallied.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	Holdings of Italian inflation-linked bonds (linkers) primarily during the first half of the reporting period detracted from returns as Italian real yields rose significantly during that time period.

ANNUAL REPORT	MARCH 31, 2012	15

PIMCO Senior Floating Rate Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Bank Loan Obligations	89.4%
Short-Term Instruments	10.6%
‡	% of Total Investments as of 03/31/12

Cumulative Total Return for the period ended March 31, 2012
	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Portfolio	3.30%
Credit Suisse Institutional Leveraged Loan Index	3.00%	*

All Portfolio returns are net of fees and expenses.

* Cumulative total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Senior Floating Rate Portfolio seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Portfolio to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An emphasis on triple-B rated loans contributed to performance as they outperformed lower rated issues during the reporting period.

»	An underweight to sectors related to the housing market contributed to performance as the sectors underperformed the Credit Suisse Institutional Leveraged Loan Index during the reporting period.

»	An overweight allocation to the wireless sector benefited performance as the sector outperformed the Credit Suisse Institutional Leveraged Loan Index during the reporting period.

»	An overweight allocation to the chemical sector detracted from performance as the sector underperformed the Credit Suisse Institutional Leveraged Loan Index during the reporting period.

»

An overweight to financials, specifically insurance companies and non-captive lenders, detracted from returns as the sector underperformed the Credit Suisse Institutional Leveraged Loan Index during the reporting period.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Mortgage-Backed Securities	50.0%
Asset-Backed Securities	17.9%
Corporate Bonds & Notes	12.3%
U.S. Government Agencies	9.7%
Short-Term Instruments	9.7%
Other	0.4%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (04/20/00)
PIMCO Short-Term Portfolio	2.88%	3.80%	3.58%	4.09%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	2.24%	*
3 Month USD LIBOR Index	0.37%	1.85%	2.32%	2.73%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) benefited returns as interest rates moved lower across the yield curve during the reporting period.

»	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed during the reporting period.

»	Holdings of Agency and non-Agency mortgages benefited performance as these securities posted positive performance during the reporting period.

»	Exposure to the corporate sector added to returns as these securities posted positive performance during the reporting period.

ANNUAL REPORT	MARCH 31, 2012	17

PIMCO Short-Term Floating NAV Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Repurchase Agreements	48.6%
Corporate Bonds & Notes	21.5%
U.S. Government Agencies	15.7%
Short-Term Notes	8.1%
Other	6.1%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (10/17/08)
PIMCO Short-Term Floating NAV Portfolio	0.34%	0.47%
Citigroup 3-Month Treasury Bill Index	0.05%	0.15%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio had a focus on high-quality and short-maturity assets during the reporting period.

»	Exposure to the corporate sector added to returns and was a source of incremental yield over U.S. Treasuries.

»	The Portfolio’s weighted average maturity increased over the reporting period to take advantage of higher yields further out the yield curve, ending the reporting period at 86 days.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the reporting period.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

Repurchase Agreements	42.3%
Corporate Bonds & Notes	18.4%
U.S. Government Agencies	16.9%
Short-Term Notes	16.9%
Other	5.5%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	Fund Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.26%	0.34%
Citigroup 3-Month Treasury Bill Index	0.05%	0.10%	*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio had a focus on high-quality and short-maturity assets during the reporting period.

»	Exposure to the corporate sector added to returns and was a source of incremental yield over U.S. Treasuries.

»	The Portfolio’s weighted average maturity increased over the period to take advantage of higher yields further out the yield curve, ending the period at 86 days.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the reporting period.

ANNUAL REPORT	MARCH 31, 2012	19

PIMCO Short-Term Floating NAV Portfolio III

Allocation Breakdown‡

Repurchase Agreements	70.5%
Short-Term Notes	8.1%
Corporate Bonds & Notes	7.7%
U.S. Government Agencies	7.1%
Other	6.6%
‡	% of Total Investments as of 03/31/12

A line graph is not included since the Portfolio has less than six months of performance.

Cumulative Total Return for the period ended March 31, 2012
Fund Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	0.06%
Citigroup 3-Month Treasury Bill Index	0.00%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio commenced operations on March 12, 2012.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through March 31, 2012

Allocation Breakdown‡

U.S. Treasury Obligations	69.7%
U.S. Government Agencies	18.0%
Mortgage-Backed Securities	4.3%
Short-Term Instruments	3.9%
Corporate Bonds & Notes	3.5%
Other	0.6%
‡	% of Total Investments as of 03/31/12

Average Annual Total Return for the period ended March 31, 2012
	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	1.07%	12.45%	9.30%	9.68%
Citigroup 3-Month Treasury Bill Index	0.05%	1.12%	1.81%	2.30%
Barclays Capital Government Bond Index	7.89%	6.02%	5.54%	6.14%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Performance shown does not reflect any applicable separate account fees, the performance figures would be lower if the fee was applied. Performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities.

»	An above benchmark duration (or sensitivity to changes in market interest rates) was a positive contributor to performance as U.S. Treasury yields fell over the reporting period.

»	The Portfolio’s emphasis on the short-term portion of the yield curve negatively impacted performance as the two- to thirty-year yield spread flattened over the reporting period.

»	A small out-of-benchmark allocation to municipal bonds detracted from performance as municipal bonds underperformed like-duration U.S. Treasuries over the reporting period.

»	An underweight exposure to long-term Agencies added to performance as they underperformed like-duration U.S. Treasuries over the reporting period.

ANNUAL REPORT	MARCH 31, 2012	21

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from October 1, 2011 to March 31, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Beginning Account Value (10/01/11)	Ending Account Value (03/31/12)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Asset-Backed Securities Portfolio	$1,000.00	$1,041.70	$0.31	$1,000.00	$1,024.70	$0.30	0.06%
PIMCO Developing Local Markets Portfolio	1,000.00	1,060.20	0.62	1,000.00	1,024.40	0.61	0.12
PIMCO Emerging Markets Portfolio	1,000.00	1,125.80	0.64	1,000.00	1,024.40	0.61	0.12
PIMCO FX Strategy Portfolio	1,000.00	1,044.10	0.26	1,000.00	1,024.75	0.25	0.05
PIMCO High Yield Portfolio	1,000.00	1,121.70	2.02	1,000.00	1,023.10	1.92	0.38
PIMCO International Portfolio	1,000.00	1,071.90	0.62	1,000.00	1,024.40	0.61	0.12
PIMCO Investment Grade Corporate Portfolio	1,000.00	1,085.70	0.26	1,000.00	1,024.75	0.25	0.05
PIMCO Long Duration Corporate Bond Portfolio	1,000.00	1,058.60	0.26	1,000.00	1,024.75	0.25	0.05
PIMCO Mortgage Portfolio	1,000.00	1,015.70	0.30	1,000.00	1,024.70	0.30	0.06
PIMCO Municipal Sector Portfolio	1,000.00	1,077.20	0.99	1,000.00	1,024.05	0.96	0.19	***
PIMCO Real Return Portfolio	1,000.00	1,034.00	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Senior Floating Rate Portfolio	1,000.00	1,053.70	0.26	1,000.00	1,024.75	0.25	0.05
PIMCO Short-Term Portfolio	1,000.00	1,053.10	0.62	1,000.00	1,024.40	0.61	0.12
PIMCO Short-Term Floating NAV Portfolio	1,000.00	1,002.50	0.00	1,000.00	1,025.00	0.00	0.00
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,002.40	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Short-Term Floating NAV Portfolio III(a)	1,000.00	1,000.60	0.00	1,000.00	1,025.00	0.00	0.00
PIMCO U.S. Government Sector Portfolio	1,000.00	1,003.90	0.25	1,000.00	1,024.75	0.25	0.05

* Expenses paid during the period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 7 in the Notes to Financial Statements.

*** The net annualized expense Ratio reflected in the expense example above includes 0.14% of non-cash interest expense as shown in the Financial Statements. If the example excluded this amount, the non-cash interest expense for the period would have been $0.26 for Actual Performance and $0.25 for Hypothetical Performance. The non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in Residual Interest Bonds (“RIBs”) transaction accounted for as secured borrowing. Refer to note 4(g) in the Notes to Financial Statements for additional information regarding RIBs.

(a) The Beginning Account Value is reflective as of 03/12/12 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 19/366 for the PIMCO Short-Term Floating NAV Portfolio III (to reflect the period since the inception date of 3/12/12). Hypothetical expenses reflect an amount as if the Portfolio had been operational for the entire fiscal half year.

ANNUAL REPORT	MARCH 31, 2012	23

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Capital Asset-Backed Securities Index	Barclays Capital Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in an unmanaged index.

Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher)	Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index.

Barclays Capital Government Bond Index	Barclays Capital Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in an unmanaged index.

Barclays Capital Long Municipal Bond Index	Barclays Capital Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Long Credit Index	Barclays Capital U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch 3-Month Treasury Bill Index	The BofA Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated. is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon. It is not possible to invest directly in an unmanaged index.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

Index	Description

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Credit Suisse Institutional Leveraged Loan Index	The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2012	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Asset-Backed Securities Portfolio
03/31/2012	$10.90	$0.44	$0.21	$0.65	$(0.60)	$(0.28)	$0.00	$(0.88)
03/31/2011	9.69	0.54	1.28	1.82	(0.61)	0.00	0.00	(0.61)
03/31/2010	7.14	0.41	2.65	3.06	(0.33)	(0.18)	0.00	(0.51)
03/31/2009	10.80	0.62	(2.91)	(2.29)	(0.80)	(0.57)	0.00	(1.37)
03/31/2008	10.66	0.59	0.06	0.65	(0.51)	0.00	0.00	(0.51)

PIMCO Developing Local Markets Portfolio
03/31/2012	$5.75	$0.17	$(0.21)	$(0.04)	$(0.61)	$0.00	$(0.11)	$(0.72)
03/31/2011	5.67	0.18	0.51	0.69	(0.61)	0.00	0.00	(0.61)
03/31/2010	4.75	0.19	1.14	1.33	(0.41)	0.00	0.00	(0.41)
03/31/2009	11.99	0.46	(3.99)	(3.53)	(0.34)	(3.37)	0.00	(3.71)
03/31/2008	11.55	0.64	1.12	1.76	(0.91)	(0.41)	0.00	(1.32)

PIMCO Emerging Markets Portfolio
03/31/2012	$10.60	$0.56	$0.23	$0.79	$(0.71)	$0.00	$(0.13)	$(0.84)
03/31/2011	10.02	0.57	0.63	1.20	(0.62)	0.00	0.00	(0.62)
03/31/2010	8.39	0.56	1.09	1.65	(0.01)	0.00	(0.01)	(0.02)
03/31/2009	10.77	0.74	(2.46)	(1.72)	(0.54)	(0.12)	0.00	(0.66)
03/31/2008	11.20	0.65	(0.01)	0.64	(0.95)	(0.12)	0.00	(1.07)

PIMCO FX Strategy Portfolio
03/31/2012	$10.13	$0.02	$(0.63)	$(0.61)	$(0.19)	$0.00	$(0.01)	$(0.20)
10/05/2010 - 03/31/2011	10.00	0.01	0.13	0.14	(0.01)	0.00	0.00	(0.01)

PIMCO High Yield Portfolio
03/31/2012	$8.02	$0.76	$(0.37)	$0.39	$(0.89)	$0.00	$0.00	$(0.89)
03/31/2011	7.48	0.57	0.52	1.09	(0.55)	0.00	0.00	(0.55)
03/31/2010	5.14	0.59	2.37	2.96	(0.62)	0.00	0.00	(0.62)
03/31/2009	8.06	0.64	(2.58)	(1.94)	(0.65)	(0.33)	0.00	(0.98)
03/31/2008	8.55	0.63	(0.45)	0.18	(0.62)	(0.05)	0.00	(0.67)

PIMCO International Portfolio
03/31/2012	$4.48	$0.07	$0.76	$0.83	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2011	4.49	0.07	0.22	0.29	(0.30)	0.00	0.00	(0.30)
03/31/2010	4.57	0.10	0.51	0.61	(0.69)	0.00	0.00	(0.69)
03/31/2009	4.58	0.14	0.00	0.14	(0.15)	0.00	0.00	(0.15)
03/31/2008	4.53	0.21	0.10	0.31	(0.26)	0.00	0.00	(0.26)

PIMCO Investment Grade Corporate Portfolio
03/31/2012	$10.73	$0.56	$0.11	$0.67	$(0.61)	$0.00	$0.00	$(0.61)
03/31/2011	10.30	0.58	0.48	1.06	(0.63)	0.00	0.00	(0.63)
03/31/2010	7.74	0.60	2.61	3.21	(0.65)	0.00	0.00	(0.65)
03/31/2009	9.86	0.57	(2.28)	(1.71)	(0.41)	0.00	0.00	(0.41)
03/31/2008	10.03	0.58	(0.20)	0.38	(0.53)	(0.02)	0.00	(0.55)

PIMCO Long Duration Corporate Bond Portfolio
03/31/2012	$10.73	$0.62	$1.24	$1.86	$(0.61)	$(0.24)	$0.00	$(0.85)
03/31/2011	10.47	0.64	0.46	1.10	(0.61)	(0.23)	0.00	(0.84)
03/31/2010	8.71	0.62	1.68	2.30	(0.44)	(0.10)	0.00	(0.54)
12/22/2008 - 03/31/2009	10.00	0.14	(1.40)	(1.26)	(0.03)	0.00	0.00	(0.03)

PIMCO Mortgage Portfolio
03/31/2012	$10.85	$0.27	$0.45	$0.72	$(0.39)	$(0.18)	$0.00	$(0.57)
03/31/2011	10.85	0.31	0.37	0.68	(0.36)	(0.32)	0.00	(0.68)
03/31/2010	10.28	0.63	0.73	1.36	(0.78)	(0.01)	0.00	(0.79)
03/31/2009	10.63	0.75	(0.38)	0.37	(0.72)	0.00	0.00	(0.72)
03/31/2008	10.45	0.60	0.15	0.75	(0.57)	0.00	0.00	(0.57)

Please see footnotes on page 28.

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$10.67	6.39%	$613,568	0.06%	0.06%	0.05%	0.05%	4.09%	380%
10.90	19.09	628,555	0.13	0.13	0.05	0.05	5.13	430
9.69	43.84	567,843	0.24	0.24	0.05	0.05	4.81	297
7.14	(22.39)	510,881	0.72	0.72	0.05	0.05	6.51	173
10.80	6.21	1,102,173	0.82	0.82	0.05	0.05	5.39	87

$4.99	(0.77)%	$194,481	0.12%	0.12%	0.12%	0.12%	3.03%	63%
5.75	12.86	827,935	0.12	0.12	0.12	0.12	3.15	53
5.67	28.36	734,025	0.12	0.12	0.12	0.12	3.48	528
4.75	(30.04)	76,274	0.17	0.17	0.12	0.12	4.58	230
11.99	15.76	865,101	0.12	0.12	0.12	0.12	5.28	144

$10.55	7.90%	$1,133,534	0.12%	0.12%	0.12%	0.12%	5.27%	27%
10.60	12.20	1,214,298	0.13	0.13	0.12	0.12	5.46	43
10.02	19.63	691,903	0.12	0.12	0.12	0.12	6.04	306
8.39	(16.30)	688,397	0.12	0.12	0.12	0.12	7.77	297
10.77	6.10	1,734,503	0.13	0.13	0.12	0.12	5.93	333

$9.32	(6.09)%	$34,540	0.05%	0.05%	0.05%	0.05%	0.24%	100%
10.13	1.40	7,915	0.11 *	1.47 *	0.05 *	1.41 *	0.23 *	0

$7.52	5.55%	$560,971	0.30%	0.30%	0.05%	0.05%	9.89%	78%
8.02	15.24	1,027,941	0.05	0.05	0.05	0.05	7.31	89
7.48	59.39	364,866	0.06	0.06	0.05	0.05	8.90	118
5.14	(24.62)	377,688	0.06	0.06	0.05	0.05	9.11	385
8.06	2.18	1,311,402	0.05	0.05	0.05	0.05	7.58	263

$5.12	18.88%	$2,153,299	0.12%	0.12%	0.12%	0.12%	1.54%	419%
4.48	6.46	2,178,538	0.12	0.12	0.12	0.12	1.51	413
4.49	14.96	2,673,135	0.12	0.12	0.12	0.12	2.31	336
4.57	3.45	1,839,174	0.12	0.12	0.12	0.12	3.33	779
4.58	7.12	3,292,982	0.12	0.12	0.12	0.12	4.70	591

$10.79	6.53%	$3,961,321	0.05%	0.05%	0.05%	0.05%	5.26%	58%
10.73	10.55	4,693,406	0.05	0.05	0.05	0.05	5.47	76
10.30	42.17	4,735,767	0.05	0.05	0.05	0.05	6.25	103
7.74	(17.61)	3,700,135	0.08	0.08	0.05	0.05	6.49	164
9.86	3.92	3,750,811	0.05	0.05	0.05	0.05	5.83	93

$11.74	17.80%	$10,987,742	0.05%	0.05%	0.05%	0.05%	5.40%	145%
10.73	10.81	7,352,561	0.05	0.05	0.05	0.05	5.91	236
10.47	26.73	3,886,734	0.05	0.05	0.05	0.05	6.07	200
8.71	(12.64)	267,186	0.10 *	0.17 *	0.05 *	0.12 *	5.67 *	73

$11.00	6.61%	$7,525,827	0.05%	0.05%	0.05%	0.05%	2.42%	1,051%
10.85	6.34	8,309,643	0.05	0.05	0.05	0.05	2.84	1,257
10.85	13.66	5,554,742	0.13	0.13	0.05	0.05	5.84	1,105
10.28	3.75	10,215,177	0.97	0.97	0.05	0.05	7.28	1,002
10.63	7.40	13,802,040	1.25	1.25	0.05	0.05	5.72	604

Please see footnotes on page 28.

ANNUAL REPORT	MARCH 31, 2012	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions

PIMCO Municipal Sector Portfolio
03/31/2012	$7.66	$0.45	$0.98	$1.43	$(0.41)	$0.00	$(0.41)
03/31/2011	8.08	0.45	(0.36)	0.09	(0.51)	0.00	(0.51)
03/31/2010	7.41	0.43	0.68	1.11	(0.44)	0.00	(0.44)
03/31/2009	9.40	0.40	(1.92)	(1.52)	(0.47)	0.00	(0.47)
03/31/2008	10.53	0.48	(1.06)	(0.58)	(0.45)	(0.10)	(0.55)

PIMCO Real Return Portfolio
03/31/2012	$9.18	$0.18	$0.91	$1.09	$(0.28)	$(0.43)	$(0.71)
03/31/2011	8.94	0.22	0.45	0.67	(0.19)	(0.24)	(0.43)
03/31/2010	8.55	0.46	0.52	0.98	(0.59)	0.00	(0.59)
03/31/2009	11.35	0.26	(1.23)	(0.97)	(0.26)	(1.57)	(1.83)
03/31/2008	10.49	0.67	0.84	1.51	(0.65)	0.00	(0.65)

PIMCO Senior Floating Rate Portfolio
04/29/2011 - 03/31/2012	$10.00	$0.35	$(0.03)	$0.32	$(0.23)	$0.00	$(0.23)

PIMCO Short-Term Portfolio
03/31/2012	$9.33	$0.37	$(0.12)	$0.25	$(0.45)	$0.00	$(0.45)
03/31/2011	8.82	0.41	0.47	0.88	(0.37)	0.00	(0.37)
03/31/2010	7.36	0.39	1.43	1.82	(0.36)	0.00	(0.36)
03/31/2009	9.19	0.43	(1.69)	(1.26)	(0.57)	0.00	(0.57)
03/31/2008	9.81	0.50	(0.61)	(0.11)	(0.51)	0.00	(0.51)

PIMCO Short-Term Floating NAV Portfolio
03/31/2012	$10.02	$0.03	$0.00	$0.03	$(0.03)	$0.00	$(0.03)
03/31/2011	10.01	0.03	0.01	0.04	(0.03)	0.00	(0.03)
03/31/2010	10.01	0.03	0.01	0.04	(0.04)	0.00	(0.04)
10/17/2008 - 03/31/2009	10.00	0.02	0.04	0.06	(0.05)	0.00	(0.05)

PIMCO Short-Term Floating NAV Portfolio II
03/31/2012	$10.01	$0.02	$0.00	$0.02	$(0.02)	$0.00	$(0.02)
03/31/2011	10.01	0.03	0.00	0.03	(0.03)	0.00	(0.03)
06/09/2009 - 03/31/2010	10.00	0.02	0.01	0.03	(0.02)	0.00	(0.02)

PIMCO Short-Term Floating NAV Portfolio III
03/12/2012 - 03/31/2012	$10.00	$0.00	$0.01	$0.01	$0.00	$0.00	$0.00

PIMCO U.S. Government Sector Portfolio
03/31/2012	$8.80	$0.13	$(0.04)	$0.09	$(0.09)	$0.00	$(0.09)
03/31/2011	9.54	0.22	0.74	0.96	(0.25)	(1.45)	(1.70)
03/31/2010	9.29	0.27	1.02	1.29	(0.53)	(0.51)	(1.04)
03/31/2009	12.96	0.45	0.53	0.98	(0.51)	(4.14)	(4.65)
03/31/2008	10.59	0.56	2.45	3.01	(0.64)	0.00	(0.64)

*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Waivers	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate**

$8.68	19.03%	$399,627	0.23%	0.23%	0.05%	0.05%	5.49%	85%
7.66	1.03	331,088	0.24	0.24	0.05	0.05	5.51	36
8.08	15.17	828,575	0.13	0.13	0.05	0.05	5.35	42
7.41	(16.34)	958,402	0.48	0.48	0.05	0.05	4.92	77
9.40	(5.67)	389,284	1.43	1.43	0.05	0.05	4.81	46

$9.56	12.01%	$3,002,858	0.05%	0.05%	0.05%	0.05%	1.90%	202%
9.18	7.58	1,331,349	0.05	0.05	0.05	0.05	2.40	356
8.94	11.80	282,676	0.08	0.08	0.05	0.05	5.31	594
8.55	(7.59)	950,253	0.10	0.10	0.05	0.05	2.70	1,242
11.35	15.04	700,395	0.05	0.05	0.05	0.05	6.31	954

$10.09	3.30%	$8,818	0.05%*	0.51%*	0.05%*	0.51%*	3.84%*	112%

$9.13	2.88%	$978,608	0.11%	0.11%	0.05%	0.05%	4.03%	16%
9.33	10.10	1,310,011	0.13	0.13	0.05	0.05	4.53	32
8.82	25.14	1,217,876	0.09	0.09	0.05	0.05	4.72	146
7.36	(13.94)	1,436,199	0.39	0.39	0.05	0.05	5.01	202
9.19	(1.21)	3,464,321	0.53	0.53	0.05	0.05	5.20	317

$10.02	0.34%	$30,750,639	0.00%	0.00%	0.00%	0.00%	0.27%	84%
10.02	0.41	59,498,485	0.00	0.00	0.00	0.00	0.34	40
10.01	0.46	35,523,113	0.00	0.00	0.00	0.00	0.31	125
10.01	0.41	5,586,486	0.00 *	0.00 *	0.00 *	0.00 *	0.35 *	NA

$10.01	0.26%	$3,733,115	0.05%	0.05%	0.05%	0.05%	0.24%	100%
10.01	0.39	4,658,383	0.05	0.05	0.05	0.05	0.33	117
10.01	0.30	2,794,627	0.05 *	0.05 *	0.05 *	0.05 *	0.24 *	82

$10.01	0.06%	$856,978	0.00%*	0.00%*	0.00%*	0.00%*	0.25%*	0%

$8.80	1.07%	$4,074,397	0.05%	0.05%	0.05%	0.05%	1.42%	569%
8.80	9.99	4,877,476	0.06	0.06	0.05	0.05	2.22	333
9.54	14.35	4,016,293	0.06	0.06	0.05	0.05	2.83	656
9.29	9.05	3,188,005	0.11	0.11	0.05	0.05	3.92	664
12.96	29.67	4,146,692	0.11	0.11	0.05	0.05	5.06	533

ANNUAL REPORT	MARCH 31, 2012	29

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO FX Strategy Portfolio	PIMCO High Yield Portfolio	PIMCO International Portfolio	PIMCO Investment Grade Corporate Portfolio

Assets:
Investments, at value	$794,451	$146,948	$843,699	$1,114	$768,689	$1,902,208	$3,458,629
Investments in Affiliates, at value	2,840	45,526	292,944	34,392	22,002	306,646	435,904
Repurchase agreements, at value	0	772	1,992	283	0	0	3,910
Cash	184	0	125	1	940	943	547
Deposits with counterparty	5	0	2,008	0	14,047	243	11
Foreign currency, at value	0	80	188	0	73	2,367	9
Receivable for investments sold	8,136	2,363	0	0	13,557	341,389	22,134
Receivable for Portfolio shares sold	4,000	0	6,040	0	3,590	15,840	28,970
Interest and dividends receivable	3,834	2,525	14,227	1	15,603	21,258	50,117
Dividends receivable from Affiliates	0	13	69	9	5	85	101
Variation margin receivable on financial derivative instruments	0	0	322	0	245	745	269
OTC swap premiums paid	41	0	30,410	0	5,885	1,154	2,305
Unrealized appreciation on foreign currency contracts	0	24,281	21,780	505	277	16,181	0
Unrealized appreciation on OTC swap agreements	5,969	97	38,283	0	3,505	2,070	11,304
Other assets	0	0	0	0	0	0	0
	819,460	222,605	1,252,087	36,305	848,418	2,611,129	4,014,210

Liabilities:
Payable for reverse repurchase agreements	$44,578	$0	$0	$0	$251,687	$0	$2,021
Payable for investments purchased	34,477	0	2,338	0	13,209	418,493	12,673
Payable for investments in Affiliates purchased	0	13	69	9	5	85	101
Payable for investments purchased on a delayed-delivery basis	96,565	0	0	0	0	0	0
Payable for short sales	0	0	0	0	3,406	0	0
Deposits from counterparty	4,765	14,991	63,742	0	1,356	8,880	4,367
Payable for floating rate notes issued	0	0	0	0	0	0	0
Payable for Portfolio shares redeemed	2,445	0	19,546	0	3,960	9,566	17,381
Dividends payable	0	0	0	0	26	0	0
Overdraft due to custodian	0	240	0	0	0	0	0
Written options outstanding	0	0	0	448	137	0	2,366
Accrued investment advisory fees	11	4	20	1	10	38	70
Accrued supervisory and administrative fees	16	20	100	1	15	189	104
Variation margin payable on financial derivative instruments	174	0	0	0	372	572	119
Reimbursement to PIMCO	0	0	0	0	0	0	0
OTC swap premiums received	17,976	0	14,487	0	6,249	3,324	11,235
Unrealized depreciation on OTC swap agreements	4,885	0	7,177	0	6,347	1,542	2,452
Unrealized depreciation on foreign currency contracts	0	12,856	11,074	1,306	668	15,141	0
Other liabilities	0	0	0	0	0	0	0
	205,892	28,124	118,553	1,765	287,447	457,830	52,889

Net Assets	$613,568	$194,481	$1,133,534	$34,540	$560,971	$2,153,299	$3,961,321

Net Assets Consist of:
Paid in capital	$685,983	$296,058	$1,126,489	$34,201	$717,252	$2,030,999	$3,691,214
Undistributed (overdistributed) net investment income	7,467	(8,763)	(43,952)	801	26,557	225,996	19,892
Accumulated undistributed net realized gain (loss)	(149)	(98,949)	(38,578)	(12)	(153,251)	(80,163)	15,719
Net unrealized appreciation (depreciation)	(79,733)	6,135	89,575	(450)	(29,587)	(23,533)	234,496
	$613,568	$194,481	$1,133,534	$34,540	$560,971	$2,153,299	$3,961,321

Shares Issued and Outstanding:	57,498	38,950	107,410	3,705	74,629	420,205	367,080

Net Asset Value and Redemption Price Per Share Outstanding:	$10.67	$4.99	$10.55	$9.32	$7.52	$5.12	$10.79

Cost of Investments	$874,859	$152,254	$796,650	$1,152	$783,082	$1,925,812	$3,238,113
Cost of Investments in Affiliates	$2,840	$45,526	$292,846	$34,379	$22,002	$306,646	$435,820
Cost of Repurchase Agreements	$0	$772	$1,992	$283	$0	$0	$3,910
Cost of Foreign Currency Held	$0	$80	$191	$0	$73	$2,366	$8
Proceeds Received on Short Sales	$0	$0	$0	$0	$3,011	$0	$0
Premiums Received on Written Options	$0	$0	$0	$824	$0	$0	$3,658

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

PIMCO Long Duration Corporate Bond Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO Short-Term Floating NAV Portfolio III	PIMCO U.S. Government Sector Portfolio

$10,709,960	$10,487,876	$402,957	$2,764,910	$8,324	$1,024,914	$16,594,164	$2,162,578	$166,628	$4,799,719
277,816	993,981	4,029	209,068	802	108,331	0	0	0	185
7,700	7,735	246	2,337	186	890	15,674,321	1,589,458	398,436	171,109
8,148	152	1	0	11	3,365	0	35	1	623
8	37,046	462	13	0	11	0	0	0	56
3,346	0	0	7,666	0	0	0	3	165	0
55,908	5,250,987	56,213	2,450	0	1,719	149,994	0	0	295,333
30,000	62,500	2,950	22,710	0	3,890	0	4,900	299,999	34,170
145,119	19,520	5,651	11,104	27	4,085	57,659	4,740	313	22,466
82	249	3	65	0	29	0	0	0	0
1,516	413	242	173	0	59	0	0	0	10,652
16,941	35,663	491	132	0	0	0	0	0	0
6,142	0	0	4,873	0	0	0	0	139	0
75,411	26,426	0	150	0	4,050	0	0	0	0
0	0	107	0	0	0	0	0	0	0
11,338,097	16,922,548	473,352	3,025,651	9,350	1,151,343	32,476,138	3,761,714	865,681	5,334,313

$1,426	$0	$0	$0	$0	$141,434	$0	$0	$0	$415,320
121,914	8,829,903	27,262	48	531	7,128	1,688,341	21,885	8,703	226,536
82	249	3	65	0	29	0	0	0	0
44,300	0	0	0	0	0	0	0	0	527,067
0	452,759	0	0	0	0	0	0	0	48,667
74,357	43,731	330	2,280	0	2,780	35,661	5,030	0	0
0	0	13,922	0	0	0	0	0	0	0
43,000	35,795	31,813	13,631	0	18,725	0	1,529	0	23,393
0	0	0	0	0	0	0	8	0	0
0	0	0	0	0	0	1,497	0	0	0
26,779	0	0	3,741	0	0	0	0	0	6,666
192	131	8	53	0	16	0	59	0	73
287	197	11	79	0	25	0	88	0	110
1,620	0	0	164	0	0	0	0	0	12,084
2	0	0	0	1	0	0	0	0	0
24,811	17,096	0	6	0	175	0	0	0	0
7,020	16,860	105	118	0	2,423	0	0	0	0
4,556	0	0	2,608	0	0	0	0	0	0
9	0	271	0	0	0	0	0	0	0
350,355	9,396,721	73,725	22,793	532	172,735	1,725,499	28,599	8,703	1,259,916

$10,987,742	$7,525,827	$399,627	$3,002,858	$8,818	$978,608	$30,750,639	$3,733,115	$856,978	$4,074,397

$10,038,086	$7,518,598	$356,940	$2,868,408	$8,717	$1,386,179	$30,735,434	$3,732,473	$856,963	$4,311,861
57,109	38,163	8,425	(5,850)	68	11,380	196	(2)	(42)	10,350
93,614	33,731	719	13,260	(9)	(375,311)	10,836	242	0	(174,626)
798,933	(64,665)	33,543	127,040	42	(43,640)	4,173	402	57	(73,188)
$10,987,742	$7,525,827	$399,627	$3,002,858	$8,818	$978,608	$30,750,639	$3,733,115	$856,978	$4,074,397

935,929	684,356	46,047	314,033	874	107,245	3,068,504	372,929	85,653	463,022

$11.74	$11.00	$8.68	$9.56	$10.09	$9.13	$10.02	$10.01	$10.01	$8.80

$9,993,719	$10,564,320	$366,060	$2,641,882	$8,282	$1,070,403	$16,589,991	$2,162,176	$166,710	$4,865,358
$277,812	$993,978	$4,029	$209,067	$802	$108,321	$0	$0	$0	$185
$7,700	$7,735	$246	$2,337	$186	$890	$15,674,321	$1,589,458	$398,436	$171,109
$3,361	$0	$0	$7,663	$0	$0	$0	$3	$164	$0
$0	$453,539	$0	$0	$0	$0	$0	$0	$0	$48,463
$35,800	$0	$0	$4,238	$0	$0	$0	$0	$0	$10,600

ANNUAL REPORT	MARCH 31, 2012	31

Statements of Operations

Year Ended March 31, 2012
(Amounts in thousands)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO FX Strategy Portfolio	PIMCO High Yield Portfolio	PIMCO International Portfolio	PIMCO Investment Grade Corporate Portfolio

Investment Income:
Interest, net of foreign taxes*	$25,581	$18,833	$64,630	$3	$71,559	$36,208	$234,833
Dividends	0	0	0	0	2,360	0	2,360
Dividends from Affiliate investments	24	590	406	79	44	1,323	441
Miscellaneous income	0	0	0	0	0	14	0
Total Income	25,605	19,423	65,036	82	73,963	37,545	237,634

Expenses:
Investment advisory fees	124	124	242	6	146	451	897
Supervisory and administrative fees	186	619	1,209	8	219	2,254	1,345
Dividends on short sales	0	0	0	0	78	0	0
Trustees’ fees	2	2	3	0	2	7	14
Organization expense	0	0	0	0	0	0	0
Interest expense	45	20	47	1	1,783	117	1
Miscellaneous expense	0	2	1	0	1	1	3
Total Expenses	357	767	1,502	15	2,229	2,830	2,260
Waiver and/or Reimbursement by PIMCO	0	0	0	0	0	0	0
Net Expenses	357	767	1,502	15	2,229	2,830	2,260

Net Investment Income	25,248	18,656	63,534	67	71,734	34,715	235,374

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	16,058	(10,008)	(4,451)	(7,148)	(2,466)	119,718	104,566
Net realized gain (loss) on Affiliate investments	6	(3)	(18)	(9)	25	144	30
Net realized gain on futures contracts	0	0	10	0	5,089	82,164	1,639
Net realized gain on written options	0	0	0	6,747	1,059	0	1,219
Net realized gain (loss) on swaps	9,585	501	5,909	0	15,123	214,443	3,090
Net realized gain (loss) on foreign currency transactions	0	2,167	(8,897)	(460)	3,747	(43,395)	0
Net change in unrealized appreciation (depreciation) on investments	(11,660)	(14,835)	5,303	6	(40,465)	(16,244)	(104,683)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(47)	98	13	0	(54)	84
Net change in unrealized appreciation (depreciation) on futures contracts	130	0	0	0	(657)	1,687	(548)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	388	(670)	0	1,292
Net change in unrealized appreciation (depreciation) on swaps	(1,597)	(166)	28,677	0	(25,922)	1,323	(1,858)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(6,193)	(3,018)	(1,152)	4,137	(3,249)	0
Net Gain (Loss)	12,522	(28,584)	23,613	(1,615)	(41,000)	356,537	4,831

Net Increase (Decrease) in Net Assets Resulting from Operations	$37,770	$(9,928)	$87,147	$(1,548)	$30,734	$391,252	$240,205

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0	$3

(1)	Period from April 29, 2011 to March 31, 2012.
(2)	Period from March 12, 2012 to March 31, 2012.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Long Duration Corporate Bond Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio (1)	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO Short-Term Floating NAV Portfolio III (2)	PIMCO U.S. Government Sector Portfolio

$517,005	$176,063	$25,021	$50,877	$270	$45,060	$152,427	$12,540	$52	$68,893
19	0	0	30	0	32	0	0	0	0
570	2,058	25	557	2	92	0	0	0	102
10	0	0	0	0	0	0	0	0	0
517,604	178,121	25,046	51,464	272	45,184	152,427	12,540	52	68,995

1,901	1,440	88	528	2	219	0	873	0	941
2,851	2,161	132	793	2	328	0	1,310	0	1,411
0	0	0	0	0	0	0	0	0	0
27	23	1	8	0	3	0	5	0	14
0	0	0	0	32	0	0	0	0	0
78	576	793	12	0	706	51	7	0	21
6	5	0	1	0	1	0	0	0	3
4,863	4,205	1,014	1,342	36	1,257	51	2,195	0	2,390
0	0	0	0	(32)	0	0	0	0	0
4,863	4,205	1,014	1,342	4	1,257	51	2,195	0	2,390

512,741	173,916	24,032	50,122	268	43,927	152,376	10,345	52	66,605

280,681	281,242	17,429	118,840	(9)	(47,246)	16,454	452	1	62,409
115	324	2	125	0	(9)	0	0	0	(2)
75,483	1	251	9,692	0	0	0	0	0	193,734
20,263	6,808	0	345	0	0	0	0	0	0
8,835	17,379	(6,012)	(11)	0	(5,242)	0	0	0	(308,229)
(423)	0	0	1,393	0	0	0	0	(42)	0
506,687	(50,180)	39,089	99,517	42	22,563	(15,366)	(1,182)	(82)	36,333
4	3	0	1	0	10	0	0	0	(12)
703	0	(266)	1,026	0	0	0	0	0	(27,221)
12,301	0	0	623	0	0	0	0	0	3,934
60,561	8,145	(322)	(42)	0	3,020	0	0	0	13,511
5,361	0	0	2,616	0	0	0	0	139	0
970,571	263,722	50,171	234,125	33	(26,904)	1,088	(730)	16	(25,543)

$1,483,312	$437,638	$74,203	$284,247	$301	$17,023	$153,464	$9,615	$68	$41,062

$10	$0	$0	$0	$0	$0	$0	$0	$0	$0

ANNUAL REPORT	MARCH 31, 2012	33

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Developing Local Markets Portfolio		PIMCO Emerging Markets Portfolio

(Amounts in thousands)	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$25,248	$29,185	$18,656	$23,848	$63,534	$53,708
Net realized gain (loss)	25,643	26,423	(7,340)	32,482	(7,429)	16,184
Net realized gain (loss) on Affiliate investments	6	8	(3)	(25)	(18)	29
Net change in unrealized appreciation (depreciation)	(13,127)	42,348	(21,194)	26,622	30,962	34,065
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(47)	47	98	0
Net increase (decrease) resulting from operations	37,770	97,964	(9,928)	82,974	87,147	103,986

Distributions to Shareholders:
From net investment income	(34,000)	(31,200)	(36,794)	(77,000)	(77,649)	(64,500)
From net realized capital gains	(15,447)	0	0	0	0	0
Tax basis return of capital	0	0	(11,607)	0	(14,851)	0

Total Distributions	(49,447)	(31,200)	(48,401)	(77,000)	(92,500)	(64,500)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(3,310)	(6,052)	(575,125)	87,936	(75,411)	482,909

Total Increase (Decrease) in Net Assets	(14,987)	60,712	(633,454)	93,910	(80,764)	522,395

Net Assets:
Beginning of year or period	628,555	567,843	827,935	734,025	1,214,298	691,903
End of year*	$613,568	$628,555	$194,481	$827,935	$1,133,534	$1,214,298

*Including undistributed (overdistributed) net investment income of:	$7,467	$11,929	$(8,763)	$11,631	$(43,952)	$(21,512)

**	See note 11 in the Notes to Financial Statements.

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO FX Strategy Portfolio		PIMCO High Yield Portfolio		PIMCO International Portfolio		PIMCO Investment Grade Corporate Portfolio		PIMCO Long Duration Corporate Bond Portfolio

Year Ended March 31, 2012	Period From October 5, 2010 to March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011

$67	$7	$71,734	$51,225	$34,715	$33,345	$235,374	$265,822	$512,741	$324,173
(861)	13	22,552	32,185	372,930	129,213	110,514	146,966	384,839	70,541
(9)	0	25	31	144	12	30	61	115	39
(758)	295	(63,577)	20,592	(16,483)	(17,619)	(105,797)	76,018	585,613	102,642
13	0	0	0	(54)	62	84	0	4	0
(1,548)	315	30,734	104,033	391,252	145,013	240,205	488,867	1,483,312	497,395

(364)	(8)	(78,500)	(53,300)	(88,191)	(141,950)	(253,600)	(285,367)	(514,701)	(320,700)
0	0	0	0	0	0	0	0	(205,337)	(124,875)
(18)	0	0	0	0	0	0	0	0	0

(382)	(8)	(78,500)	(53,300)	(88,191)	(141,950)	(253,600)	(285,367)	(720,038)	(445,575)

28,555	7,608	(419,204)	612,342	(328,300)	(497,660)	(718,690)	(245,861)	2,871,907	3,414,007

26,625	7,915	(466,970)	663,075	(25,239)	(494,597)	(732,085)	(42,361)	3,635,181	3,465,827

7,915	0	1,027,941	364,866	2,178,538	2,673,135	4,693,406	4,735,767	7,352,561	3,886,734
$34,540	$7,915	$560,971	$1,027,941	$2,153,299	$2,178,538	$3,961,321	$4,693,406	$10,987,742	$7,352,561

$801	$12	$26,557	$24,741	$225,996	$26,579	$19,892	$22,364	$57,109	$41,867

ANNUAL REPORT	MARCH 31, 2012	35

Statements of Changes in Net Assets (Cont.)

	PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio

(Amounts in thousands)	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$173,916	$214,422	$24,032	$36,679	$50,122	$30,796
Net realized gain (loss)	305,430	142,045	11,668	14,718	130,259	33,925
Net realized gain (loss) on Affiliate investments	324	741	2	0	125	24
Net change in unrealized appreciation (depreciation)	(42,035)	7,231	38,501	(46,214)	103,740	15,507
Net change in unrealized appreciation on Affiliate investments	3	0	0	0	1	0
Net increase resulting from operations	437,638	364,439	74,203	5,183	284,247	80,252

Distributions to Shareholders:
From net investment income	(250,004)	(248,003)	(22,250)	(35,518)	(60,501)	(28,802)
From net realized capital gains	(117,057)	(289,351)	0	0	(113,437)	(35,710)

Total Distributions	(367,061)	(537,354)	(22,250)	(35,518)	(173,938)	(64,512)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(854,393)	2,927,816	16,586	(467,152)	1,561,200	1,032,933

Total Increase (Decrease) in Net Assets	(783,816)	2,754,901	68,539	(497,487)	1,671,509	1,048,673

Net Assets:
Beginning of year or period	8,309,643	5,554,742	331,088	828,575	1,331,349	282,676
End of year or period*	$7,525,827	$8,309,643	$399,627	$331,088	$3,002,858	$1,331,349

*Including undistributed (overdistributed) net investment income of:	$38,163	$51,031	$8,425	$6,196	$(5,850)	$4,860

**	See note 11 in the Notes to Financial Statements.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO Short-Term Floating NAV Portfolio III

Period from April 29, 2011 to March 31, 2012	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2012	Year Ended March 31, 2011	Period from March 12, 2012 to March 31, 2012

$268	$43,927	$65,317	$152,376	$148,334	$10,345	$9,839	$52
(9)	(52,488)	(28,400)	16,454	10,318	452	935	(41)
0	(9)	8	0	0	0	0	0
42	25,583	97,446	(15,366)	18,340	(1,182)	1,381	57
0	10	0	0	0	0	0	0
301	17,023	134,371	153,464	176,992	9,615	12,155	68

(200)	(50,102)	(56,102)	(152,321)	(148,539)	(10,340)	(9,857)	(52)
0	0	0	(10,132)	(7,997)	(634)	(690)	0

(200)	(50,102)	(56,102)	(162,453)	(156,536)	(10,974)	(10,547)	(52)

8,717	(298,324)	13,866	(28,738,857)	23,954,916	(923,909)	1,862,148	856,962

8,818	(331,403)	92,135	(28,747,846)	23,975,372	(925,268)	1,863,756	856,978

0	1,310,011	1,217,876	59,498,485	35,523,113	4,658,383	2,794,627	0
$8,818	$978,608	$1,310,011	$30,750,639	$59,498,485	$3,733,115	$4,658,383	$856,978

$68	$11,380	$16,751	$196	$0	$(2)	$(20)	$(42)

ANNUAL REPORT	MARCH 31, 2012	37

Statements of Changes in Net Assets (Cont.)

	PIMCO U.S. Government Sector Portfolio

(Amounts in thousands)	Year Ended March 31, 2012	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$66,605	$112,316
Net realized gain (loss)	(52,086)	448,641
Net realized gain (loss) on Affiliate investments	(2)	142
Net change in unrealized appreciation	26,557	4,846
Net change in unrealized appreciation (depreciation) on Affiliate investments	(12)	12
Net increase resulting from operations	41,062	565,957

Distributions to Shareholders:
From net investment income	(48,009)	(133,507)
From net realized capital gains	0	(624,569)
Tax basis return of capital	0	0

Total Distributions	(48,009)	(758,076)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(796,132)	1,053,302

Total Increase (Decrease) in Net Assets	(803,079)	861,183

Net Assets:
Beginning of year	4,877,476	4,016,293
End of year*	$4,074,397	$4,877,476

*Including undistributed (overdistributed) net investment income of:	$10,350	$(464)

**	See note 11 in the Notes to Financial Statements.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2012
(Amounts in thousands)	High Yield Portfolio	Short-Term Portfolio

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$30,734	$17,023

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(833,243)	(199,157)
Proceeds from sales of long-term securities	1,141,625	737,207
Purchases (proceeds from sales) of short-term portfolio investments, net	30,469	(79,590)
Increase in deposits with counterparty	(14,047)	0
Increase (decrease) in receivable for investments sold	(6,174)	378
Decrease in interest and dividends receivable	5,886	2,637
Decrease in OTC swap premiums received (paid)	(13,532)	(4,216)
Decrease in payable to counterparty	0	(11)
Decrease in payable for investments purchased	(5,239)	(11,507)
Decrease in accrued investment advisory fees	(11)	(6)
Decrease in accrued supervisory and administrative fees	(16)	(8)
Increase (decrease) variation payable from financial derivative instruments	(11,291)	152
Proceeds from currency transactions	3,646	0
Proceeds from short sale transactions	3,011	0
Net change in unrealized appreciation (depreciation) on investments, futures contracts, written options, and swaps	63,577	(25,593)
Net realized gain (loss) on investments	(2,365)	47,257
Net premium (amortization) on investments	717	(945)
Net cash provided by operating activities	393,747	483,621

Cash flows (used for) financing activities:
Proceeds from shares sold	270,238	334,290
Payment on shares redeemed	(791,599)	(666,619)
Cash dividend paid*	(787)	(422)
Net borrowing (repayment) of reverse repurchase agreements	141,071	(148,535)
Decrease in overdraft due to custodian	(8,700)	0
Increase (decrease) in payable to counterparty	(4,914)	1,030
Net cash (used for) financing activities	(394,691)	(480,256)

Net Increase (Decrease) in Cash and Foreign Currency	(944)	3,365

Cash and Foreign Currency:
Beginning of year	1,957	0
End of year	$1,013	$3,365

* Reinvestment of dividends	$77,687	$49,680

Supplemental disclosure of cash flow information:
Interest expense paid during the year	$1,602	$(706)

ANNUAL REPORT	MARCH 31, 2012	39

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.1%

BANKING & FINANCE 1.4%
Charlotte Gateway Village LLC
6.410% due 12/01/2016	$1,062	$1,068
Citigroup, Inc.
2.027% due 01/13/2014	5,600	5,569
Preferred Term Securities Ltd.
1.024% due 03/24/2034	1,736	1,007
Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,155

		8,799

INDUSTRIALS 2.7%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,671	1,780
Masco Corp.
5.875% due 07/15/2012	5,000	5,038
Northwest Airlines Pass-Through Trust
1.011% due 02/06/2015	1,231	1,156
Times Square Hotel Trust
8.528% due 08/01/2026	6,433	6,866
UAL Pass-Through Trust
6.636% due 01/02/2024	1,558	1,652

		16,492

Total Corporate Bonds & Notes (Cost $25,363)		25,291

MUNICIPAL BONDS & NOTES 0.7%

TEXAS 0.2%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.472% due 04/01/2040	1,270	1,272

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,755	2,768

Total Municipal Bonds & Notes (Cost $4,804)		4,040

U.S. GOVERNMENT AGENCIES 15.6%
Fannie Mae
0.302% due 07/25/2037	5,871	5,654
0.372% due 03/25/2036	140	130
0.482% due 08/25/2031 - 05/25/2032	347	318
0.650% due 09/17/2027	6	6
0.692% due 02/25/2033	306	309
0.700% due 06/25/2021 - 10/25/2021	60	60
0.750% due 01/25/2020 - 03/25/2022	105	106
0.752% due 10/25/2031	11	11
0.800% due 12/25/2021	20	20
0.842% due 11/18/2031	13	13
0.892% due 11/25/2031	235	238
0.950% due 04/25/2022	16	16
1.000% due 05/25/2022	32	32
1.100% due 05/25/2018 - 10/25/2020	83	85
1.150% due 08/25/2023	44	45
1.242% due 04/25/2032	27	28
1.250% due 12/25/2023	56	57

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.382% due 03/01/2044 - 10/01/2044	$190	$193
1.400% due 10/25/2022 - 09/25/2023	38	39
1.560% due 12/25/2021	6	7
1.582% due 11/01/2030 - 10/01/2040	120	123
1.623% due 02/01/2033	468	484
1.750% due 12/25/2023	70	73
1.978% due 06/01/2033	50	52
2.092% due 09/01/2033	86	91
2.096% due 04/01/2036	11	12
2.123% due 02/01/2035	45	47
2.129% due 11/01/2035	9	10
2.130% due 03/01/2030	14	14
2.172% due 12/01/2035	49	52
2.200% due 08/01/2033	66	69
2.218% due 11/01/2034	79	84
2.219% due 11/01/2032	150	157
2.220% due 10/01/2031	34	35
2.233% due 07/01/2035	88	93
2.245% due 09/01/2030	32	34
2.250% due 03/01/2029 - 12/01/2036	104	110
2.251% due 10/01/2032	45	47
2.260% due 08/01/2032 - 03/01/2035	90	94
2.272% due 09/01/2033	20	20
2.273% due 11/01/2034	6	6
2.280% due 08/01/2033	126	134
2.302% due 01/01/2035	37	39
2.307% due 05/01/2036	38	39
2.314% due 04/01/2018	7	8
2.315% due 03/01/2027	51	54
2.319% due 04/01/2032	42	42
2.324% due 12/01/2033	2	2
2.330% due 10/01/2034	21	23
2.335% due 09/01/2033	26	28
2.337% due 02/01/2035	62	66
2.354% due 05/01/2034	105	110
2.374% due 09/01/2033	38	41
2.375% due 09/01/2032	24	24
2.400% due 01/01/2033	48	49
2.405% due 07/01/2034	55	56
2.414% due 04/01/2033	36	38
2.420% due 07/01/2033	40	42
2.465% due 05/01/2033	159	169
2.471% due 10/01/2026 - 11/01/2040	154	157
2.477% due 09/01/2033	78	83
2.486% due 03/01/2033	4	5
2.490% due 05/25/2035	1,234	1,284
2.493% due 10/01/2033	14	14
2.500% due 09/01/2033	21	21
2.534% due 07/01/2033	43	46
2.590% due 05/01/2031	12	12
2.594% due 12/01/2036	74	80
2.641% due 12/01/2036	71	76
2.643% due 03/01/2035	31	33
2.652% due 11/01/2024	82	83
2.654% due 06/01/2033	45	45
2.670% due 03/01/2032	44	44
2.723% due 09/01/2033	4	5
2.735% due 08/01/2035	90	97
2.789% due 01/01/2037	46	50
2.801% due 05/01/2025	5	5
2.821% due 03/01/2035	81	85
2.963% due 06/01/2033	143	146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 09/01/2015 - 01/01/2029	$120	$124
3.673% due 01/01/2015	9	9
3.711% due 05/01/2036	90	91
4.000% due 11/25/2033 - 05/01/2042	32,943	34,548
4.250% due 10/01/2027 - 03/25/2033	13	13
4.420% due 11/01/2019	20	20
4.500% due 09/25/2018 - 05/01/2040	22,306	24,366
4.790% due 12/01/2017	9	9
4.800% due 02/01/2018	6	6
4.826% due 12/01/2014	3	3
4.865% due 03/01/2019	6	6
5.000% due 06/25/2023 - 11/25/2032	482	507
5.370% due 08/25/2043	446	463
5.500% due 04/25/2017 - 09/25/2035	2,553	2,944
5.568% due 04/01/2036	98	105
5.850% due 09/16/2028	1	1
6.000% due 03/25/2016	19	19
6.440% due 07/01/2036	720	856
6.500% due 06/25/2028	64	73
6.510% due 08/01/2036	1,025	1,220
6.528% due 05/25/2037 (a)	6,737	1,092
6.770% due 01/18/2029	103	103
7.000% due 02/01/2019 - 07/25/2042	40	44
7.500% due 08/25/2021 - 07/25/2022	83	98
7.875% due 11/01/2018	10	10
8.500% due 05/01/2017 - 04/01/2032	301	334
9.375% due 04/01/2016	78	88
15.350% due 08/25/2021	45	59
Freddie Mac
0.492% due 10/15/2032	37	37
0.502% due 08/25/2031	150	146
0.592% due 12/15/2029	34	35
0.602% due 10/25/2029	2	2
0.692% due 12/15/2031	14	14
0.700% due 02/15/2024	19	19
0.792% due 08/15/2031	50	51
0.800% due 04/15/2022	9	9
0.900% due 03/15/2020	29	30
0.950% due 06/15/2022	34	34
1.090% due 09/25/2023	699	686
1.181% due 05/15/2023	56	57
1.200% due 02/15/2021	14	14
1.330% due 10/15/2022	21	22
1.350% due 05/15/2023	19	19
1.355% due 10/25/2044	7,028	7,030
1.369% due 02/25/2045	45	43
1.562% due 07/25/2044	1,628	1,656
1.625% due 02/01/2017	4	4
2.095% due 09/01/2035	32	34
2.232% due 10/01/2034	66	71
2.233% due 02/01/2035	68	71
2.261% due 03/01/2028	9	10
2.289% due 09/01/2028	25	25
2.313% due 08/01/2029	1	1
2.331% due 10/01/2033	9	9
2.355% due 12/01/2033 - 03/01/2034	245	258
2.362% due 11/01/2034	113	119

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.365% due 11/01/2023 - 09/01/2033	$156	$165
2.368% due 02/01/2022 - 02/01/2035	139	147
2.375% due 08/01/2032 - 11/01/2034	136	144
2.378% due 01/01/2035	19	20
2.386% due 02/01/2026	10	11
2.401% due 11/01/2027	95	95
2.458% due 04/01/2032	163	164
2.468% due 04/01/2034	67	70
2.473% due 04/01/2033	7	7
2.520% due 02/01/2036	61	64
2.534% due 08/01/2023	25	26
2.538% due 03/01/2032	119	127
2.558% due 01/01/2035	67	71
2.565% due 02/01/2035	36	39
2.571% due 03/01/2030	38	39
2.590% due 09/01/2035	61	65
2.612% due 01/01/2035	43	44
2.617% due 07/01/2037	76	82
2.666% due 08/01/2030	65	65
2.673% due 02/01/2035	71	76
2.722% due 04/01/2035	179	181
2.785% due 03/01/2033	15	15
2.879% due 01/01/2032	10	10
4.000% due 10/15/2033	279	297
4.500% due 08/15/2017 - 09/15/2018	177	185
5.000% due 08/15/2019 - 02/15/2036	842	947
5.435% due 05/01/2026	34	34
5.500% due 05/15/2036	138	155
5.593% due 04/01/2036	60	64
5.820% due 08/01/2031	171	179
6.500% due 10/15/2013 - 07/25/2043	1,026	1,168
7.000% due 06/15/2029	97	104
7.500% due 02/15/2023 - 01/15/2031	36	42
8.000% due 03/15/2023	57	57
9.250% due 11/15/2019	8	9
9.500% due 04/15/2020	12	13
16.717% due 09/15/2014	4	5
Ginnie Mae
0.642% due 02/20/2029	3	3
1.625% due 10/20/2026 - 10/20/2033	298	309
2.000% due 07/20/2030	96	99
2.250% due 02/20/2030 - 01/20/2034	171	176
2.375% due 04/20/2017 - 05/20/2032	262	271
3.000% due 04/20/2018 - 04/20/2019	26	26
4.000% due 04/20/2016 - 04/20/2019	21	22

Total U.S. Government Agencies (Cost $92,570)		96,018

U.S. TREASURY OBLIGATIONS 32.9%
U.S. Treasury Bonds
9.875% due 11/15/2015 (c)(e)(f)	14,800	19,686
U.S. Treasury Notes
1.250% due 08/31/2015 (c)	37,000	37,786
2.125% due 12/31/2015 (d)	42,000	44,189
2.375% due 08/31/2014 (c)	1,600	1,674

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 10/31/2016 (c)(f)	$90,100	$98,843

Total U.S. Treasury Obligations (Cost $202,762)		202,178

MORTGAGE-BACKED SECURITIES 33.7%
American Home Mortgage Investment Trust
2.241% due 02/25/2045	295	241
2.740% due 06/25/2045	205	166
Banc of America Funding Corp.
2.332% due 01/26/2037	222	219
5.741% due 01/20/2047	52	32
Banc of America Mortgage Securities, Inc.
2.723% due 10/25/2035	2,803	2,187
2.747% due 05/25/2033	164	161
2.747% due 12/25/2033	401	370
2.748% due 07/25/2033	347	327
2.762% due 11/25/2033	112	112
2.816% due 11/25/2034	293	239
2.868% due 06/25/2034	335	319
3.182% due 02/25/2033	118	104
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 10/25/2035	389	337
2.569% due 02/25/2036	568	398
2.614% due 08/25/2033	58	58
2.788% due 10/25/2034	242	234
2.793% due 04/25/2034	251	222
2.836% due 07/25/2034	2	2
2.852% due 04/25/2034	1,881	1,523
2.884% due 05/25/2034	64	55
2.888% due 02/25/2033	20	17
2.920% due 01/25/2034	200	198
2.926% due 02/25/2034	2,736	2,539
2.940% due 10/25/2034	243	192
2.954% due 11/25/2030	25	25
3.027% due 05/25/2033	694	439
3.046% due 05/25/2034	26	25
3.964% due 05/25/2047	2,395	1,622
Bear Stearns Alt-A Trust
2.497% due 12/25/2033	1,226	1,184
2.555% due 01/25/2036	1,616	830
2.646% due 04/25/2035	233	172
2.755% due 08/25/2036^	1,368	691
2.762% due 02/25/2036^	34	15
2.809% due 05/25/2035	577	458
5.655% due 08/25/2036^	3,650	2,171
Bear Stearns Commercial Mortgage Securities
0.892% due 03/15/2019	1,911	1,824
Bear Stearns Mortgage Securities, Inc.
3.505% due 06/25/2030	69	68
Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036	2,595	1,530
2.845% due 12/26/2046	1,652	942
Bella Vista Mortgage Trust
0.492% due 05/20/2045	115	67
CBA Commercial Small Balance Commercial Mortgage
0.522% due 12/25/2036	541	404
CC Mortgage Funding Corp.
0.803% due 01/25/2035	1,207	576
Chase Mortgage Finance Corp.
5.232% due 01/25/2036	321	57
Citicorp Mortgage Securities, Inc.
1.881% due 11/25/2018	22	23
Citigroup Mortgage Loan Trust, Inc.
0.572% due 12/25/2034	657	579
1.042% due 08/25/2035	547	338
2.580% due 10/25/2035	334	300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.660% due 05/25/2035	$130	$121
2.682% due 08/25/2035	530	500
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	338	248
Commercial Mortgage Pass-Through Certificates
0.463% due 02/05/2019	360	341
5.479% due 02/05/2019	3,000	2,950
7.797% due 08/15/2033	897	894
Community Program Loan Trust
4.500% due 10/01/2018	343	343
4.500% due 04/01/2029	500	508
Countrywide Alternative Loan Trust
0.432% due 09/25/2046	1,763	993
0.432% due 11/25/2046	140	85
0.437% due 12/20/2046	6,248	3,373
0.442% due 07/20/2046	3,037	1,246
0.452% due 03/20/2046	988	527
0.452% due 07/20/2046	2,646	1,087
0.492% due 05/25/2035	386	147
0.512% due 02/25/2036	372	201
0.522% due 12/25/2035	490	330
0.532% due 11/25/2035	141	78
0.552% due 10/25/2035	197	115
0.562% due 11/20/2035	1,010	575
0.572% due 10/25/2035	176	94
0.642% due 03/25/2034	27	26
0.742% due 05/25/2035	1,215	849
0.742% due 09/25/2047	84	10
1.012% due 11/25/2035	6,669	3,960
1.119% due 08/25/2046	4,265	2,292
1.159% due 02/25/2036	1,516	1,040
5.500% due 08/25/2034	51	51
5.500% due 03/25/2036	153	99
5.529% due 08/25/2036	402	396
5.750% due 03/25/2037	1,405	974
6.000% due 10/25/2032	6	6
6.250% due 12/25/2033	346	361
6.250% due 08/25/2037^	814	505
6.500% due 11/25/2031	357	371
Countrywide Home Loan Mortgage Pass-Through Trust
0.532% due 04/25/2035	133	86
0.542% due 03/25/2035	101	65
0.562% due 03/25/2035	5,600	3,318
0.582% due 02/25/2035	258	184
0.632% due 02/25/2035	368	181
0.642% due 08/25/2018	58	55
0.702% due 09/25/2034	543	186
0.782% due 02/25/2035	543	454
1.942% due 06/19/2031	10	10
2.595% due 02/20/2036	759	559
2.610% due 02/20/2036	491	314
2.776% due 02/20/2035	11	9
2.798% due 08/25/2034	499	387
2.805% due 02/19/2034	55	28
2.851% due 02/19/2034	65	64
2.861% due 07/19/2033	194	179
2.917% due 04/25/2035	392	74
2.965% due 05/19/2033	40	38
3.174% due 02/25/2034	334	298
4.500% due 10/25/2018	253	258
5.000% due 11/25/2018	94	96
5.500% due 08/25/2033	611	529
Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 03/25/2032	108	83
2.389% due 06/25/2033	749	709
2.434% due 07/25/2033	81	77
2.717% due 10/25/2033	512	474

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	41

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.940% due 12/25/2032	$100	$80
5.500% due 11/25/2035	690	535
5.750% due 04/25/2033	85	89
6.250% due 07/25/2035	1,090	1,113
6.500% due 04/25/2033	39	42
7.000% due 02/25/2033	44	48
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021	7,405	6,976
2.849% due 07/27/2036	692	690
4.685% due 08/27/2037	215	207
5.383% due 02/15/2040	500	521
5.509% due 04/15/2047	2,000	2,229
Credit-Based Asset Servicing and Securitization LLC
5.970% due 10/25/2036	2,599	2,686
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	550
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,181
Downey Savings & Loan Association Mortgage Loan Trust
1.099% due 04/19/2047	1,623	1,014
Drexel Burnham Lambert CMO Trust
0.991% due 05/01/2016	21	21
First Horizon Alternative Mortgage Securities
2.325% due 11/25/2035	3,959	2,567
2.378% due 06/25/2034	4,671	4,124
2.614% due 03/25/2035	474	326
First Horizon Asset Securities, Inc.
2.617% due 02/25/2035	420	390
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	631	594
0.722% due 06/25/2030	67	64
GMAC Mortgage Corp. Loan Trust
3.389% due 05/25/2035	71	60
Greenpoint Mortgage Funding Trust
0.452% due 04/25/2036	521	292
0.472% due 06/25/2045	456	273
Greenpoint Mortgage Pass-Through Certificates
3.103% due 10/25/2033	397	349
Greenwich Capital Acceptance, Inc.
3.104% due 06/25/2024	43	42
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	55
GS Mortgage Securities Corp.
2.202% due 03/06/2020	4,500	4,357
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,636	1,661
8.000% due 09/19/2027	780	812
GSR Mortgage Loan Trust
0.592% due 01/25/2034	45	44
2.664% due 09/25/2035	69	64
2.673% due 09/25/2035	1,174	1,132
2.701% due 01/25/2036	1,180	981
Harborview Mortgage Loan Trust
0.422% due 07/19/2046	2,024	1,184
0.432% due 02/19/2046	934	582
0.462% due 05/19/2035	575	367
0.482% due 03/19/2036	676	375
0.592% due 01/19/2035	87	56
0.982% due 02/19/2034	54	48
2.215% due 11/19/2034	73	65
2.797% due 08/19/2034	472	368
2.900% due 12/19/2035	77	53
3.071% due 06/19/2045	166	92
HSI Asset Securitization Corp. Trust
3.860% due 07/25/2035	328	247

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac CMB Trust
1.142% due 10/25/2033	$423	$379
Impac Secured Assets CMN Owner Trust
0.592% due 05/25/2036	274	253
0.672% due 08/25/2036	1,892	1,631
1.182% due 11/25/2034	76	69
Indymac ARM Trust
1.785% due 01/25/2032	19	15
Indymac Index Mortgage Loan Trust
0.432% due 09/25/2046	1,337	804
0.482% due 04/25/2035	400	285
0.482% due 07/25/2035	407	280
0.522% due 03/25/2035	331	228
0.542% due 06/25/2037^	283	97
0.562% due 02/25/2035	1,621	1,090
1.462% due 09/25/2034	307	176
2.574% due 12/25/2034	2,500	1,925
Indymac Loan Trust
0.462% due 10/25/2013^	38	13
JPMorgan Alternative Loan Trust
0.741% due 06/27/2037	9,738	7,119
JPMorgan Chase Commercial Mortgage Securities Corp.
0.692% due 07/15/2019	1,000	899
JPMorgan Mortgage Trust
2.755% due 06/25/2035	415	327
4.865% due 04/25/2035	113	111
4.989% due 10/25/2035	500	404
5.053% due 10/25/2035	195	165
JPMorgan Re-REMIC
4.987% due 04/20/2036	596	608
5.006% due 07/27/2037	153	151
5.478% due 01/27/2047	545	560
6.000% due 02/27/2037	995	1,012
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	22	25
LB Mortgage Trust
8.497% due 01/20/2017	97	97
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	111
MASTR Adjustable Rate Mortgages Trust
0.572% due 12/25/2034	1,672	1,189
2.371% due 12/25/2033	151	116
2.927% due 01/25/2034	2	2
MASTR Asset Securitization Trust
5.500% due 06/25/2033	585	610
5.500% due 09/25/2033	1,305	1,288
Mellon Residential Funding Corp.
0.722% due 06/15/2030	353	338
0.942% due 11/15/2031	427	417
Merrill Lynch Mortgage Investors, Inc.
2.517% due 08/25/2033	552	143
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	539
MLCC Mortgage Investors, Inc.
0.862% due 08/25/2028	47	46
0.882% due 10/25/2028	591	538
0.982% due 03/25/2028	95	90
1.996% due 10/25/2035	65	60
2.066% due 01/25/2029	115	113
2.297% due 04/25/2035	132	128
Morgan Stanley Capital
0.302% due 10/15/2020	1	1
5.201% due 11/14/2042	1,090	1,213
5.692% due 04/15/2049	500	548
5.731% due 07/12/2044	3,000	3,417

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
0.512% due 09/25/2035	$50	$45
2.728% due 10/25/2034	227	197
Morgan Stanley Re-REMIC Trust
5.787% due 08/15/2045	2,900	3,285
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,292	1,380
Ocwen Residential MBS Corp.
6.789% due 06/25/2039^	33	0
Prudential Securities Secured Financing Corp.
2.525% due 05/25/2022	70	70
RBSCF Trust
6.068% due 09/17/2039	1,266	1,441
RBSSP Resecuritization Trust
2.557% due 12/26/2036	5,631	5,651
Residential Accredit Loans, Inc.
0.432% due 04/25/2046	2,668	1,636
0.452% due 04/25/2046	172	72
0.642% due 03/25/2033	96	87
3.356% due 09/25/2034	30	29
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	22	24
Residential Asset Securitization Trust
0.592% due 10/25/2018	85	82
0.692% due 02/25/2034	181	172
Residential Funding Mortgage Securities
0.642% due 07/25/2018	71	69
5.500% due 12/25/2034	1,300	1,237
5.651% due 02/25/2036	211	152
6.500% due 03/25/2032	2	2
SACO, Inc.
7.000% due 08/25/2036	20	21
Salomon Brothers Mortgage Securities, Inc.
0.742% due 05/25/2032	85	76
2.696% due 12/25/2030	1,382	1,319
2.736% due 09/25/2033	23	22
8.500% due 05/25/2032	446	470
Sequoia Mortgage Trust
0.472% due 02/20/2035	469	409
0.552% due 11/20/2034	132	121
0.592% due 10/19/2026	147	135
1.002% due 10/20/2027	81	76
1.042% due 10/20/2027	138	129
1.118% due 05/20/2034	1,582	1,355
1.392% due 02/20/2034	499	418
1.602% due 10/20/2027	531	468
1.914% due 06/20/2034	149	127
2.010% due 08/20/2034	527	522
2.331% due 09/20/2032	95	91
Structured Adjustable Rate Mortgage Loan Trust
0.582% due 08/25/2035	1,737	1,419
0.732% due 06/25/2034	1,024	777
1.582% due 01/25/2035	747	490
2.628% due 04/25/2034	387	335
2.722% due 02/25/2034	450	364
2.818% due 03/25/2034	351	338
Structured Asset Mortgage Investments, Inc.
0.522% due 02/25/2036	677	379
0.552% due 12/25/2035	711	392
0.592% due 03/19/2034	700	405
0.842% due 07/19/2034	2,174	1,298
1.082% due 10/19/2033	167	129
4.201% due 05/02/2030	150	103
Structured Asset Securities Corp.
1.912% due 02/25/2032	33	30
2.516% due 10/25/2031	32	32
2.562% due 06/25/2033	507	437

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.587% due 06/25/2033	$1,095	$1,088
2.714% due 07/25/2032	15	14
2.889% due 06/25/2032	11	4
5.500% due 07/25/2033	5	5
6.912% due 11/25/2032	10	10
7.500% due 10/25/2036	2,622	2,486
Travelers Mortgage Services, Inc.
2.393% due 09/25/2018	49	37
UBS Commercial Mortgage Trust
1.142% due 07/15/2024	2,320	2,229
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	59	56
0.332% due 09/15/2021	700	674
0.362% due 09/15/2021	1,000	915
0.919% due 10/15/2041 (a)	73,326	1,316
Wachovia Mortgage Loan Trust LLC
5.230% due 10/20/2035	2,217	2,075
WaMu Mortgage Pass-Through Certificates
0.502% due 11/25/2045	1,084	862
0.512% due 12/25/2045	2,125	1,748
0.532% due 07/25/2045	960	770
0.532% due 10/25/2045	489	393
0.552% due 01/25/2045	1,732	1,444
0.562% due 07/25/2045	5,625	4,474
0.610% due 11/25/2034	439	364
0.620% due 11/25/2034	668	555
0.640% due 10/25/2044	1,981	1,559
0.670% due 06/25/2044	176	126
0.670% due 07/25/2044	142	113
0.740% due 10/25/2044	2,751	2,184
0.750% due 07/25/2044	114	62
1.159% due 02/25/2046	788	616
1.229% due 01/25/2046	2,040	1,675
1.378% due 05/25/2041	279	257
1.428% due 11/25/2041	144	122
1.559% due 06/25/2042	689	566
1.559% due 08/25/2042	813	663
1.559% due 04/25/2044	576	468
1.946% due 12/19/2039	540	358
2.121% due 03/25/2033	527	522
2.372% due 04/25/2033	330	271
2.471% due 11/25/2041	13	11
2.474% due 02/27/2034	1,233	1,219
2.486% due 08/25/2033	47	31
2.488% due 01/25/2033	378	367
2.489% due 09/25/2035	300	278
2.550% due 06/25/2034	359	356
2.577% due 06/25/2033	16	16
2.634% due 02/25/2037	2,930	2,102
5.276% due 02/25/2037	1,436	1,057
Washington Mutual MSC Mortgage Pass-Through Certificates
0.744% due 01/25/2018	46	45
2.150% due 02/25/2033	34	30
2.354% due 12/25/2032	576	565
2.556% due 11/25/2030	86	81
5.750% due 03/25/2033	640	671
6.000% due 03/25/2033	236	242
Wells Fargo Mortgage-Backed Securities Trust
0.742% due 07/25/2037	1,703	1,349
2.614% due 12/25/2034	505	498
2.619% due 01/25/2035	597	598
2.631% due 03/25/2036	3,251	2,825
2.698% due 05/25/2035	494	398
2.720% due 10/25/2035	2	2
2.721% due 07/25/2036	1,014	765
2.762% due 02/25/2033	12	12
4.430% due 11/25/2033	368	383

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	$5,000	$5,169

Total Mortgage-Backed Securities (Cost $222,956)		206,708

ASSET-BACKED SECURITIES 41.4%
Aames Mortgage Investment Trust
1.042% due 10/25/2035	1,276	1,258
ABFS Mortgage Loan Trust
0.000% due 07/15/2033	1,839	1,340
0.742% due 04/25/2034	26	25
Access Group, Inc.
1.860% due 10/27/2025	1,919	1,921
Accredited Mortgage Loan Trust
0.452% due 12/25/2035	19	19
ACE Securities Corp.
1.292% due 12/25/2033	1,028	811
AFC Home Equity Loan Trust
0.512% due 04/25/2028	352	298
0.842% due 06/25/2028	745	564
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	657	647
American Home Mortgage Investment Trust
0.422% due 08/25/2035	25	7
American Residential Eagle Certificate Trust
1.242% due 05/25/2028	285	262
Ameriquest Mortgage Securities, Inc.
0.462% due 12/25/2035	80	75
0.852% due 01/25/2035	793	195
1.592% due 02/25/2033	1,979	1,477
AMMC CDO
0.709% due 08/08/2017	6,147	5,962
Amortizing Residential Collateral Trust
0.522% due 01/25/2032	41	30
0.782% due 06/25/2032	49	40
0.822% due 07/25/2032	20	16
0.942% due 08/25/2032	17	12
Amresco Residential Securities Mortgage Loan Trust
0.737% due 06/25/2028	106	91
0.797% due 06/25/2027	197	181
0.797% due 09/25/2027	366	299
Argent Securities, Inc.
0.732% due 10/25/2035	1,000	332
0.942% due 10/25/2033	2,389	1,830
Asset-Backed Funding Certificates
0.592% due 06/25/2034	5,521	3,942
0.662% due 03/25/2035	4,791	3,790
0.922% due 04/25/2033	1,031	800
1.262% due 03/25/2032	1,157	867
Asset-Backed Securities Corp. Home Equity
0.762% due 06/15/2031	118	111
0.872% due 09/25/2034	689	452
1.592% due 04/15/2033	112	89
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	133	126
Bayview Financial Asset Trust
0.642% due 12/25/2039	335	246
Bear Stearns Asset-Backed Securities Trust
0.312% due 12/25/2036	337	316
0.322% due 10/25/2036	121	112
0.362% due 05/25/2037	108	93
0.692% due 12/25/2033	1,610	1,346
0.732% due 06/25/2036	1,100	723
0.742% due 09/25/2034	283	201
0.832% due 06/25/2043	1,241	1,073
0.902% due 10/25/2032	78	67

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.922% due 09/25/2035	$2,071	$1,941
1.042% due 10/27/2032	24	20
1.242% due 10/25/2037	5,397	1,102
1.242% due 11/25/2042	386	327
1.442% due 10/25/2032	250	213
1.492% due 08/25/2037	4,351	2,848
1.742% due 11/25/2042	236	197
1.842% due 10/25/2037	1,500	408
3.025% due 10/25/2036	2,601	1,720
3.200% due 07/25/2036	1,868	427
5.500% due 01/25/2034	124	128
5.500% due 06/25/2034	1,506	1,512
5.500% due 12/25/2035	460	403
5.750% due 10/25/2033	1,339	1,358
Bear Stearns Second Lien Trust
1.042% due 12/25/2036	5,000	883
Bear Stearns Structured Products, Inc.
1.242% due 03/25/2037	660	551
Carrington Mortgage Loan Trust
0.722% due 10/25/2035	1,000	540
CDC Mortgage Capital Trust
0.862% due 01/25/2033	44	33
1.292% due 01/25/2033	865	650
Centex Home Equity
0.722% due 06/25/2034	9	7
0.932% due 09/25/2034	257	122
5.160% due 09/25/2034	1,250	977
Chase Funding Mortgage Loan Asset-Backed Certificates
0.782% due 04/25/2033	2	2
0.822% due 11/25/2034	3	3
4.515% due 02/25/2014	87	87
4.537% due 09/25/2032	7	5
CIT Group Home Equity Loan Trust
0.892% due 12/25/2031	677	516
CIT Mortgage Loan Trust
1.492% due 10/25/2037	400	314
Citibank Omni Master Trust
2.992% due 08/15/2018	10,800	11,382
Citigroup Mortgage Loan Trust, Inc.
0.322% due 01/25/2037	76	35
0.352% due 08/25/2036	273	251
5.550% due 08/25/2035	500	317
5.629% due 08/25/2035	2,777	1,774
Conseco Finance
0.942% due 08/15/2033	161	131
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,614	1,116
Conseco Financial Corp.
6.180% due 04/01/2030	773	791
6.220% due 03/01/2030	2,518	2,731
6.240% due 12/01/2028	141	148
6.530% due 04/01/2030	553	574
6.760% due 03/01/2030	219	239
6.810% due 12/01/2028	2,678	2,858
6.860% due 03/15/2028	14	15
6.860% due 07/15/2029	166	174
6.870% due 04/01/2030	34	36
7.070% due 01/15/2029	28	30
7.140% due 03/15/2028	266	291
7.140% due 01/15/2029	113	123
7.290% due 03/15/2028	114	121
7.360% due 02/15/2029	17	18
7.550% due 01/15/2029	1,123	1,218
7.620% due 06/15/2028	64	71
Countrywide Asset-Backed Certificates
0.292% due 07/25/2037	163	159
0.322% due 10/25/2047	106	105

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	43

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.422% due 09/25/2036	$990	$825
0.432% due 06/25/2036	730	625
0.472% due 09/25/2034	48	46
0.582% due 05/25/2036	13	9
0.612% due 12/25/2034	48	41
0.612% due 04/25/2036	579	167
0.632% due 11/25/2034	3,112	2,752
0.702% due 05/25/2046	2,534	1,625
0.712% due 11/25/2033	78	74
0.722% due 12/25/2031	132	71
0.802% due 04/25/2034	8	6
0.842% due 11/25/2033	26	19
0.862% due 09/25/2033	212	184
0.892% due 10/25/2034	5,946	2,545
0.892% due 06/25/2035	750	514
0.922% due 06/25/2033	17	12
1.142% due 05/25/2032	325	278
1.242% due 09/25/2032	237	197
5.125% due 12/25/2034	3,873	1,289
5.413% due 01/25/2034	142	99
5.532% due 05/25/2036^	486	179
Credit Suisse First Boston Mortgage Securities Corp.
0.602% due 05/25/2044	56	54
0.862% due 01/25/2032	13	10
Credit-Based Asset Servicing and Securitization LLC
0.302% due 04/25/2037	1,117	800
0.672% due 01/25/2036^	1,000	12
0.682% due 04/25/2036	174	153
1.142% due 11/25/2033	1,717	1,432
5.028% due 08/25/2035	254	250
5.303% due 12/25/2035	299	272
6.280% due 05/25/2035	489	434
Denver Arena Trust
6.940% due 11/15/2019	825	847
EMC Mortgage Loan Trust
0.692% due 12/25/2042	1,614	1,150
0.992% due 08/25/2040	866	660
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	868	828
Equity One ABS, Inc.
0.492% due 07/25/2034	76	48
0.542% due 04/25/2034	1,283	917
0.582% due 07/25/2034	5	3
FBR Securitization Trust
1.002% due 09/25/2035	438	403
First Alliance Mortgage Loan Trust
0.662% due 09/20/2027	12	8
2.500% due 10/25/2024	2	2
8.020% due 03/20/2031	13	13
First Franklin Mortgage Loan Asset-Backed Certificates
0.302% due 10/25/2036	402	396
0.352% due 12/25/2037	563	313
0.862% due 11/25/2031	155	120
First NLC Trust
0.312% due 08/25/2037	337	105
Fremont Home Loan Trust
0.352% due 02/25/2036	18	17
Galaxy CLO Ltd.
0.800% due 04/25/2019	690	657
Gia Investment Grade CDO Ltd.
1.174% due 04/01/2013	64	64
GMAC Mortgage Corp. Loan Trust
0.992% due 02/25/2031	507	443
Goldman Sachs Asset Management CLO PLC
0.767% due 08/01/2022	2,317	2,165
Greenpoint Manufactured Housing
7.590% due 11/15/2028	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAA Trust
0.512% due 06/25/2035	$415	$350
GSAMP Trust
0.392% due 10/25/2036	6,653	456
0.592% due 01/25/2045	213	189
0.732% due 09/25/2035	2,000	1,139
1.067% due 03/25/2034	2,198	1,651
1.217% due 08/25/2033	44	23
GSRPM Mortgage Loan Trust
0.942% due 01/25/2032	124	121
Home Equity Asset Trust
0.302% due 05/25/2037	466	457
0.332% due 08/25/2037	57	56
0.842% due 11/25/2032	1	1
1.037% due 07/25/2034	726	526
1.162% due 02/25/2033	1	1
Home Equity Mortgage Trust
0.422% due 05/25/2036	393	373
5.300% due 05/25/2036	135	67
5.821% due 04/25/2035	316	219
HSBC Asset Loan Obligation
0.302% due 12/25/2036	21	12
HSBC Home Equity Loan Trust
0.392% due 03/20/2036	2,650	2,451
0.402% due 01/20/2036	120	110
0.422% due 01/20/2036	989	884
0.532% due 01/20/2034	286	263
0.772% due 01/20/2034	608	549
HSI Asset Securitization Corp. Trust
0.292% due 12/25/2036	212	207
IMC Home Equity Loan Trust
7.310% due 11/20/2028	66	65
Indymac Home Equity Loan Asset-Backed Trust
2.267% due 07/25/2034	1,000	743
Indymac Residential Asset-Backed Trust
0.402% due 07/25/2037	213	114
0.692% due 08/25/2035	700	545
Irwin Home Equity Corp.
1.592% due 02/25/2029	557	453
JPMorgan Mortgage Acquisition Corp.
0.302% due 05/25/2037	471	452
0.312% due 01/25/2037	1,723	1,642
0.322% due 08/25/2036	3	1
0.352% due 08/25/2036	2,076	701
L.A. Arena Funding LLC
7.656% due 12/15/2026	2,232	2,446
Lake Country Mortgage Loan Trust
0.772% due 12/25/2032	92	92
Lehman XS Trust
0.392% due 04/25/2037	186	105
Long Beach Mortgage Loan Trust
0.572% due 01/25/2046	47	20
0.712% due 08/25/2035	2,900	2,476
0.802% due 10/25/2034	229	185
0.942% due 03/25/2032	1	1
1.097% due 07/25/2034	700	499
1.667% due 03/25/2032	697	457
Loomis Sayles CBO
0.789% due 10/26/2020	2,955	2,793
Madison Avenue Manufactured Housing Contract
1.692% due 03/25/2032	857	846
Massachusetts Educational Financing Authority
1.510% due 04/25/2038	2,293	2,290
MASTR Asset-Backed Securities Trust
0.322% due 05/25/2037	1,585	1,515
0.392% due 05/25/2037	500	229

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.742% due 12/25/2034^	$1,000	$685
1.067% due 10/25/2034	1,234	910
MASTR Specialized Loan Trust
1.092% due 05/25/2037	630	25
Merrill Lynch First Franklin Mortgage Loan Trust
1.742% due 10/25/2037	695	400
Merrill Lynch Mortgage Investors, Inc.
0.302% due 10/25/2037	373	78
0.322% due 09/25/2037	123	26
0.332% due 06/25/2037	591	203
Mid-State Trust
6.005% due 08/15/2037	3,265	3,345
8.330% due 04/01/2030	521	524
Morgan Stanley ABS Capital
0.302% due 05/25/2037	396	341
0.342% due 11/25/2036	3,560	1,738
0.392% due 06/25/2036	213	132
0.422% due 01/25/2036	875	774
0.562% due 11/25/2035	7,032	5,669
0.702% due 06/25/2034	301	265
1.172% due 06/25/2034	603	479
1.442% due 06/25/2033	904	705
1.842% due 08/25/2034	776	433
2.242% due 07/25/2037	1,250	81
Morgan Stanley Dean Witter Capital
1.592% due 02/25/2033	242	189
2.717% due 01/25/2032	816	420
Morgan Stanley IXIS Real Estate Capital Trust
0.352% due 11/25/2036	2,856	920
Morgan Stanley Mortgage Loan Trust
0.402% due 11/25/2036	2,140	370
Mountain View Funding CLO
0.827% due 04/15/2019	298	287
MSIM Peconic Bay Ltd.
0.841% due 07/20/2019	500	481
New Century Home Equity Loan Trust
0.422% due 05/25/2036	664	364
0.502% due 06/25/2035	9	9
0.692% due 06/25/2035	1,000	610
1.892% due 06/20/2031	1,946	1,784
Newcastle Investment Trust
4.500% due 07/10/2035	2,909	2,958
Nomura Asset Acceptance Corp.
0.552% due 01/25/2036	1,875	861
Novastar Home Equity Loan
0.342% due 03/25/2037	55	54
1.022% due 05/25/2033	7	6
Oakwood Mortgage Investors, Inc.
0.617% due 03/15/2018	288	248
Octagon Investment Partners Ltd.
0.791% due 11/28/2018	800	767
Option One Mortgage Loan Trust
0.642% due 02/25/2035	117	102
0.742% due 08/20/2030	8	7
0.762% due 02/25/2035	838	299
0.782% due 06/25/2032	4	3
0.842% due 04/25/2033	35	28
1.037% due 05/25/2034	35	25
Origen Manufactured Housing
0.482% due 05/15/2032	7	6
4.750% due 08/15/2021	756	760
Pacifica CDO Ltd.
0.819% due 01/26/2020	765	726
0.853% due 02/15/2017	3,818	3,781
Park Place Securities, Inc.
0.832% due 02/25/2035	974	968
0.942% due 10/25/2034	1,000	532

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
People’s Choice Home Loan Securities Trust
0.672% due 05/25/2035	$960	$803
Plymouth Rock CLO Ltd.
1.998% due 02/16/2019	3,623	3,615
Popular ABS Mortgage Pass-Through Trust
0.332% due 06/25/2047	2,522	2,177
5.615% due 01/25/2036	208	117
Prima Capital CDO Ltd.
5.417% due 12/28/2048	1,375	1,379
RAAC Series
0.642% due 06/25/2047	1,500	702
1.442% due 09/25/2047	1,170	920
Renaissance Home Equity Loan Trust
0.742% due 12/25/2033	200	161
1.342% due 09/25/2037	988	595
1.442% due 08/25/2032	1,196	779
1.482% due 03/25/2033	29	25
4.934% due 08/25/2035	140	109
Residential Asset Mortgage Products, Inc.
0.362% due 05/25/2037	107	106
1.022% due 02/25/2033	7	3
5.648% due 07/25/2034^	1,993	1,421
5.707% due 08/25/2034^	2,990	1,433
5.942% due 04/25/2034	1,436	1,096
Residential Asset Securities Corp.
0.672% due 03/25/2035	5,962	3,759
0.822% due 06/25/2033	137	78
1.037% due 01/25/2035	130	82
5.120% due 12/25/2033	523	430
7.140% due 04/25/2032^	324	16
Residential Funding Mortgage Securities, Inc.
0.532% due 12/25/2032	6	4
6.230% due 06/25/2037	5,000	1,923
6.920% due 04/25/2031	33	33
8.350% due 03/25/2025	27	27
SACO, Inc.
0.362% due 05/25/2036	9	9
0.602% due 05/25/2036	2,047	756
0.662% due 03/25/2036	1,336	647
0.762% due 06/25/2036^	482	342
0.992% due 07/25/2035	2,985	1,804
Salomon Brothers Mortgage Securities, Inc.
0.722% due 03/25/2028	148	137
Saxon Asset Securities Trust
0.742% due 03/25/2032	486	385

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.762% due 08/25/2032	$24	$23
0.782% due 03/25/2035	33	23
Securitized Asset-Backed Receivables LLC
0.292% due 10/25/2036^	1,598	396
0.572% due 10/25/2035	217	189
Silverado CLO Ltd.
0.825% due 04/11/2020	4,000	3,783
SLC Student Loan Trust
1.374% due 06/15/2021	5,400	5,363
4.750% due 06/15/2033	4,634	4,502
SLM Student Loan Trust
1.080% due 03/15/2028	600	583
1.110% due 03/15/2028	800	778
1.460% due 07/25/2023	14,600	14,430
1.674% due 12/15/2033	3,988	3,959
1.751% due 03/15/2028	500	486
1.892% due 12/15/2017	6,360	6,378
2.060% due 04/25/2023	5,757	5,918
2.892% due 12/16/2019	4,900	4,984
Soundview Home Equity Loan Trust
0.432% due 02/25/2036	28	25
0.502% due 12/25/2035	2,993	2,726
0.542% due 11/25/2035	86	81
0.892% due 11/25/2033	257	227
South Carolina Student Loan Corp.
1.488% due 09/03/2024	600	592
Specialty Underwriting & Residential Finance
0.742% due 09/25/2036	1,000	397
1.042% due 10/25/2035	463	235
Structured Asset Investment Loan Trust
0.682% due 04/25/2035	1,000	547
0.722% due 09/25/2035	2,000	736
0.752% due 08/25/2035	1,500	346
1.217% due 09/25/2034	186	97
1.517% due 12/25/2034	279	133
Structured Asset Securities Corp.
0.292% due 02/25/2037	237	230
0.322% due 01/25/2037	202	200
0.332% due 06/25/2037	1,312	1,086
0.592% due 12/25/2034	437	433
0.642% due 05/25/2034	19	17
0.822% due 01/25/2033	1,393	1,172
0.892% due 05/25/2034	84	72
1.742% due 04/25/2035	603	508
1.817% due 01/25/2033	95	62
3.375% due 08/25/2031	273	263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Trapeza CDO LLC
1.312% due 11/16/2034	$1,000	$361
Truman Capital Mortgage Loan Trust
0.992% due 12/25/2032	300	250
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,041
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	171	177
6.210% due 05/07/2026	790	825
7.905% due 02/07/2026	79	79
8.220% due 10/07/2029	977	1,019
Veritas CLO Ltd.
0.850% due 09/05/2016	857	848
Washington Mutual Asset-Backed Certificates
0.302% due 10/25/2036	243	154
Wells Fargo Home Equity Trust
0.872% due 04/25/2034	210	129
WMC Mortgage Loan Pass-Through Certificates
1.067% due 03/20/2029	31	29

Total Asset-Backed Securities (Cost $320,437)		254,105

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,643

Total Sovereign Issues (Cost $2,498)		2,643

SHORT-TERM INSTRUMENTS 1.1%

U.S. TREASURY BILLS 0.6%
0.130% due 09/06/2012 (c)	3,470	3,468

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 0.5%
PIMCO Short-Term Floating NAV Portfolio	283,449	2,840

Total Short-Term Instruments (Cost $6,309)		6,308

Total Investments 129.9% (Cost $877,699)		$797,291

Other Assets and Liabilities (Net) (29.9%)		(183,723)

Net Assets 100.0%		$613,568

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $21,262 have been pledged as collateral as of March 31, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $66,290 at a weighted average interest rate of 0.129%. On March 31, 2012, securities valued at $44,189 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $233 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	614	$130

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	45

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

(f)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $1,479 and cash of $5 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	2.250%	06/20/2022	$	27,100	$(292)	$(540)

(g)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RYL	(1.730%	)	01/25/2034	$	926	$375	$0	$375
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RYL	(0.700%	)	05/25/2033		2,500	973	0	973
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		1,000	228	0	228
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030		1,157	271	0	271
LB-UBS Commercial Mortgage Trust 5.454% due 09/15/2040	JPM	(1.170%	)	09/15/2040		1,000	776	0	776
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034		155	78	0	78
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	FBF	(3.375%	)	07/25/2032		408	317	41	276
Merrill Lynch Mortgage Trust 5.220% due 11/12/2037	JPM	(1.150%	)	11/12/2037		1,000	791	0	791
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033		146	55	0	55
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%	)	05/25/2035		890	871	0	871
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%	)	09/25/2034		263	243	0	243
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020		2,000	458	0	458
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035		147	91	0	91
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		500	197	0	197

							$5,724	$41	$5,683

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$	435	$(136)	$(109)	$(27)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034		1,000	(426)	(340)	(86)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GST	2.790%	01/25/2034		926	(364)	0	(364)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GST	3.150%	05/25/2033		2,500	(779)	0	(779)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034		1,000	(383)	(330)	(53)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035		250	(87)	(75)	(12)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035		1,000	(330)	(350)	20
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MYC	1.815%	06/25/2030		1,157	(252)	0	(252)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034		310	(157)	(99)	(58)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MYC	3.375%	07/25/2032		408	(317)	(49)	(268)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033		376	(295)	0	(295)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034		1,000	(337)	(300)	(37)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034		1,000	(394)	(320)	(74)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GST	5.000%	09/25/2034		263	(237)	0	(237)

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2) (Cont.)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034	$	669	$(215)	$(187)	$(28)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034		69	(40)	(27)	(13)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034		98	(89)	(92)	3

						$(4,838)	$(2,278)	$(2,560)

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Masco Corp.	BOA	(0.610%	)	09/20/2012	0.744%	$	5,000	$2	$0	$2

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
American International Group, Inc.	BOA	0.850%	12/20/2012	0.645%	$	10,000	$18	$0	$18
MetLife, Inc.	BOA	1.000%	09/20/2015	1.801%		3,000	(80)	(202)	122

							$(62)	$(202)	$140

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MYC	(0.140%	)	12/20/2012	$	11,200	$(9)	$0	$(9)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.6-2 Index	DUB	0.170%	05/25/2046	$	223	$(196)	$(89)	$(107)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037		15,996	(15,115)	(13,597)	(1,518)
ABX.HE.AAA.6-1 Index	RYL	0.180%	07/25/2045		18,096	(1,935)	(1,810)	(125)
CDX.HY-8 5-Year Index 35-100%	BOA	0.910%	06/20/2012		2,362	3	0	3
CDX.HY-8 5-Year Index 35-100%	BRC	0.787%	06/20/2012		2,362	3	0	3
CDX.HY-8 5-Year Index 35-100%	BRC	1.465%	06/20/2012		4,723	14	0	14
CDX.HY-8 5-Year Index 35-100%	CBK	0.415%	06/20/2012		1,889	0	0	0
CDX.HY-8 5-Year Index 35-100%	CBK	0.630%	06/20/2012		4,723	3	0	3
CDX.HY-8 5-Year Index 35-100%	CBK	0.830%	06/20/2012		9,447	12	0	12
CDX.HY-9 5-Year Index 35-100%	BOA	1.140%	12/20/2012		9,445	50	0	50
CDX.HY-9 5-Year Index 35-100%	BOA	1.443%	12/20/2012		4,722	36	0	36
CDX.IG-5 10-Year Index 10-15%	MYC	0.460%	12/20/2015		8,000	(543)	0	(543)

						$(17,668)	$(15,496)	$(2,172)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	47

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$7,792	$1,007	$8,799
Industrials	0	14,840	1,652	16,492
Municipal Bonds & Notes
Texas	0	1,272	0	1,272
West Virginia	0	2,768	0	2,768
U.S. Government Agencies	0	95,915	103	96,018
U.S. Treasury Obligations	0	202,178	0	202,178
Mortgage-Backed Securities	0	206,611	97	206,708
Asset-Backed Securities	0	246,139	7,966	254,105
Sovereign Issues	0	2,643	0	2,643
Short-Term Instruments
U.S. Treasury Bills	0	3,468	0	3,468

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
PIMCO Short-Term Floating NAV Portfolios	$2,840	$0	$0	$2,840
	$2,840	$783,626	$10,825	$797,291

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	5,283	686	5,969
Interest Rate Contracts	130	0	0	130
	$130	$5,283	$686	$6,099

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,885)	0	(4,885)
Interest Rate Contracts	0	(540)	0	(540)
	$0	$(5,425)	$0	$(5,425)

Totals	$2,970	$783,484	$11,511	$797,965

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,671	$0	$(452)	$(6)	$(6)	$(132)	$0	$(1,068)	$1,007	$(191)
Industrials	2,976	0	(243)	(8)	0	82	0	(1,155)	1,652	78
U.S. Government Agencies	404	0	(293)	(3)	(2)	6	0	(9)	103	1
Mortgage-Backed Securities	137	0	(40)	0	(2)	2	0	0	97	(1)
Asset-Backed Securities	23,697	6,908	(9,711)	67	112	250	0	(13,357)	7,966	(11)

	$29,885	$6,908	$(10,739)	$50	$102	$208	$0	$(15,589)	$10,825	$(124)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$148	$0	$0	$0	$0	$80	$458	$0	$686	$80

Totals	$30,033	$6,908	$(10,739)	$50	$102	$288	$458	$(15,589)	$11,511	$(44)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$5,969	$0	$0	$0	$5,969

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$174	$174
Unrealized depreciation on OTC swap agreements	0	4,885	0	0	0	4,885

	$0	$4,885	$0	$0	$174	$5,059

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on swaps	$0	$6,154	$0	$0	$3,431	$9,585

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$130	$130
Net change in unrealized appreciation (depreciation) on swaps	0	(2,257)	0	0	660	(1,597)

	$0	$(2,257)	$0	$0	$790	$(1,467)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $130 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(540) as reported in the Notes to Schedule of Investments.

(j)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BOA	$(266)	$359	$93
BRC	186	(200)	(14)
CBK	243	(430)	(187)
DUB	675	(960)	(285)
FBF	(14,798)	15,682	884
GST	(3,777)	3,468	(309)
JPM	2,081	(2,560)	(479)
MYC	(1,066)	1,294	228
RYL	(587)	314	(273)
WNA	458	(470)	(12)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	49

Schedule of Investments PIMCO Developing Local Markets Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 65.3%

SOVEREIGN ISSUES 65.3%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2012	BRL	49,200	$26,377
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		173,700	95,795
10.000% due 01/01/2014		8,797	4,849

Total Brazil (Cost $129,008)			127,021

EGYPT 0.3%

BANK LOAN OBLIGATIONS 0.3%
Petroleum Export Ltd.
3.474% due 12/20/2012		$534	529

Total Egypt (Cost $534)			529

MEXICO 0.4%

CORPORATE BONDS & NOTES 0.4%
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	844

Total Mexico (Cost $923)			844

TUNISIA 0.4%

SOVEREIGN ISSUES 0.4%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	500	686

Total Tunisia (Cost $675)			686

UNITED STATES 8.2%

ASSET-BACKED SECURITIES 0.9%
ACE Securities Corp.
0.292% due 08/25/2036		$7	7
0.292% due 12/25/2036		0	1
Asset-Backed Funding Certificates
0.592% due 06/25/2034		275	197
Bear Stearns Asset-Backed Securities Trust
1.242% due 10/25/2037		718	464
Carrington Mortgage Loan Trust
0.292% due 01/25/2037		2	2
0.342% due 06/25/2037		336	303
Citigroup Mortgage Loan Trust, Inc.
0.302% due 05/25/2037		26	25
0.302% due 07/25/2045		66	45
Countrywide Asset-Backed Certificates
0.322% due 10/25/2047		11	11
0.422% due 09/25/2036		71	59
Credit-Based Asset Servicing and Securitization LLC
0.302% due 11/25/2036		4	1
0.362% due 07/25/2037		261	212
First NLC Trust
0.312% due 08/25/2037		214	67
GE-WMC Mortgage Securities LLC
0.282% due 08/25/2036		4	1
GSAMP Trust
0.312% due 12/25/2036		11	7
Home Equity Asset Trust
0.302% due 05/25/2037		8	8
HSI Asset Securitization Corp. Trust
0.292% due 10/25/2036		4	1
0.292% due 12/25/2036		5	5
JPMorgan Mortgage Acquisition Corp.
0.302% due 03/25/2047		63	53
0.322% due 08/25/2036		3	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.322% due 03/25/2037		$19	$18
0.352% due 08/25/2036		297	100
Lehman ABS Mortgage Loan Trust
0.332% due 06/25/2037		60	23
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		62	50
MASTR Asset-Backed Securities Trust
0.322% due 05/25/2037		19	18
Merrill Lynch Mortgage Investors, Inc.
0.322% due 09/25/2037		11	2
Morgan Stanley ABS Capital
0.302% due 05/25/2037		27	23
New Century Home Equity Loan Trust
0.422% due 05/25/2036		51	28
Popular ABS Mortgage Pass-Through Trust
0.332% due 06/25/2047		53	46
Securitized Asset-Backed Receivables LLC
0.302% due 12/25/2036^		42	9
0.322% due 11/25/2036^		20	4
Washington Mutual Asset-Backed Certificates
0.302% due 10/25/2036		12	7

			1,798

CORPORATE BONDS & NOTES 0.2%
JPMorgan Chase & Co.
1.067% due 09/26/2013	EUR	300	399

MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
2.876% due 09/25/2035		$209	170
American Home Mortgage Investment Trust
2.240% due 09/25/2045		35	27
Banc of America Funding Corp.
5.741% due 01/20/2047		311	192
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034		109	97
2.999% due 02/25/2036		62	46
Bear Stearns Adjustable Rate Mortgage Trust
2.926% due 02/25/2034		214	198
3.049% due 04/25/2034		93	82
3.964% due 05/25/2047		101	68
Bear Stearns Alt-A Trust
0.402% due 02/25/2034		38	31
2.555% due 01/25/2036		539	277
Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036		1,238	730
2.845% due 12/26/2046		708	404
Chase Mortgage Finance Corp.
2.844% due 03/25/2037		41	32
Citigroup Mortgage Loan Trust, Inc.
2.100% due 09/25/2035		159	154
2.605% due 07/25/2046^		42	26
2.682% due 08/25/2035		183	97
Countrywide Home Loan Mortgage Pass-Through Trust
5.576% due 09/25/2047		13	9
Credit Suisse First Boston Mortgage Securities Corp.
2.389% due 06/25/2033		341	323
First Horizon Asset Securities, Inc.
2.731% due 08/25/2035		215	176
Greenpoint Mortgage Pass-Through Certificates
3.103% due 10/25/2033		250	220
GSR Mortgage Loan Trust
2.701% due 01/25/2036		46	36
Harborview Mortgage Loan Trust
2.959% due 07/19/2035		428	353
5.242% due 08/19/2036^		11	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indymac Index Mortgage Loan Trust
2.574% due 12/25/2034	$154	$119
Luminent Mortgage Trust
0.422% due 12/25/2036	39	22
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036	1,200	874
Merrill Lynch Mortgage-Backed Securities Trust
5.242% due 04/25/2037	38	27
MLCC Mortgage Investors, Inc.
0.492% due 11/25/2035	462	375
1.244% due 10/25/2035	265	230
Provident Funding Mortgage Loan Trust
2.585% due 08/25/2033	162	162
Residential Funding Mortgage Securities
3.110% due 09/25/2035	255	179
Sequoia Mortgage Trust
2.501% due 01/20/2047	21	15
2.653% due 04/20/2035	217	206
Structured Adjustable Rate Mortgage Loan Trust
2.632% due 07/25/2034	681	632
2.669% due 01/25/2035	245	200
2.697% due 08/25/2035	153	122
Structured Asset Mortgage Investments, Inc.
0.492% due 07/19/2035	1,153	1,028
WaMu Mortgage Pass-Through Certificates
2.196% due 01/25/2037	36	24
2.371% due 12/25/2036	22	16
2.520% due 09/25/2036	32	22
2.557% due 12/25/2036	74	52
2.577% due 06/25/2033	133	135
2.577% due 03/25/2034	201	199
4.480% due 04/25/2037	25	18
5.077% due 05/25/2037	49	37
Wells Fargo Mortgage-Backed Securities Trust
2.639% due 12/25/2034	138	138
2.721% due 07/25/2036	51	39

		8,627

U.S. GOVERNMENT AGENCIES 2.6%
Freddie Mac
0.522% due 09/25/2031	156	144
5.000% due 07/15/2014	4,400	4,854

		4,998

Total United States (Cost $19,104)		15,822

SHORT-TERM INSTRUMENTS 24.8%

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$772	772

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $791. Repurchase proceeds are $772.)

U.S. TREASURY BILLS 1.0%
0.154% due 08/30/2012 - 03/07/2013 (a)(c)	2,001	1,999

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 23.4%
PIMCO Short-Term Floating NAV Portfolio	4,543,081	45,526

Total Short-Term Instruments (Cost $48,297)		48,297

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

MARKET VALUE (000S)
PURCHASED OPTIONS (e) 0.0%
(Cost $11)	$47

Total Investments 99.4% (Cost $198,552)	$193,246

Other Assets and Liabilities (Net) 0.6%	1,235

Net Assets 100.0%	$194,481

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $1,999 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	OTC swap agreements outstanding on March 31, 2012:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	4,000	$45	$0	$45
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		2,550	26	0	26
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		2,550	26	0	26

							$97	$0	$97

(e)	Purchased options outstanding on March 31, 2012:

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	MSX	$	1.450	04/19/2012	EUR	55,000	$7	$30
Call - OTC EUR versus USD	MSX		1.450	04/25/2012		25,000	4	17

							$11	$47

(f)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,731	04/2012	BRC	$0	$(111)	$(111)
Sell		20,009	04/2012	FBF	684	0	684
Buy		5,662	05/2012	HUS	0	(79)	(79)
Buy	BRL	235,581	04/2012	BRC	0	(6,105)	(6,105)
Sell		47,730	04/2012	BRC	924	(54)	870
Sell		99,715	04/2012	HUS	1,296	0	1,296
Sell		78,633	04/2012	MSC	1,224	0	1,224
Buy		138,215	04/2012	UAG	3,200	0	3,200
Sell		147,718	04/2012	UAG	1,757	0	1,757
Sell		235,581	06/2012	BRC	6,164	0	6,164
Buy	CHF	3,557	05/2012	CBK	38	0	38
Buy	CNY	158,425	06/2012	BRC	84	0	84
Sell		106,275	06/2012	CBK	0	(133)	(133)
Buy		233,103	06/2012	DUB	0	(92)	(92)
Sell		203,533	06/2012	HUS	173	0	173
Buy		117,060	06/2012	JPM	135	0	135
Sell		169,210	06/2012	JPM	0	(241)	(241)
Sell		29,570	06/2012	UAG	18	0	18
Sell		636,738	10/2012	BRC	341	0	341
Sell		348,413	10/2012	CBK	169	(248)	(79)
Sell		286,040	10/2012	DUB	228	0	228
Buy		157,075	10/2012	HUS	0	(169)	(169)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	51

Schedule of Investments PIMCO Developing Local Markets Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	372,630	10/2012	HUS	$393	$0	$393
Sell		251,800	10/2012	JPM	194	0	194
Buy		1,738,545	10/2012	UAG	3,763	0	3,763
Buy		107,162	02/2013	CBK	54	(9)	45
Sell		107,162	02/2013	DUB	95	0	95
Buy	EUR	24,646	04/2012	BRC	505	0	505
Sell		55,454	04/2012	BRC	0	(424)	(424)
Sell		55,453	04/2012	CBK	0	(530)	(530)
Sell		72,121	04/2012	DUB	0	(727)	(727)
Buy		40,360	04/2012	MSC	740	0	740
Sell		6	04/2012	MSC	0	0	0
Buy		70,672	04/2012	RBC	1,429	0	1,429
Sell		38,206	04/2012	RYL	0	(860)	(860)
Sell		52,588	04/2012	UAG	0	(1,079)	(1,079)
Buy	GBP	11,657	04/2012	BRC	208	0	208
Sell		12,247	04/2012	BRC	0	(293)	(293)
Sell		17,675	04/2012	HUS	0	(467)	(467)
Buy		10,125	04/2012	MSC	371	0	371
Sell	HKD	465,798	05/2012	BRC	6	0	6
Buy		300	05/2012	DUB	0	0	0
Buy		903,851	05/2012	JPM	0	(170)	(170)
Sell	IDR	27,124,550	07/2012	BRC	0	(47)	(47)
Buy		27,124,550	07/2012	HUS	0	(65)	(65)
Sell	INR	495,718	07/2012	BRC	0	(94)	(94)
Buy		182,160	07/2012	HUS	0	(92)	(92)
Sell		584,903	07/2012	HUS	35	(50)	(15)
Buy		898,460	07/2012	JPM	0	(285)	(285)
Buy	MXN	101	06/2012	HUS	0	0	0
Sell		15,453	06/2012	MSC	5	0	5
Sell	MYR	66,914	04/2012	CBK	0	(208)	(208)
Sell		1,210	04/2012	JPM	0	(14)	(14)
Buy		68,124	04/2012	UAG	0	(209)	(209)
Buy	SEK	26,337	05/2012	BRC	48	0	48
Sell	SGD	5	05/2012	DUB	0	0	0
Sell	TRY	33	04/2012	JPM	0	(1)	(1)

					$24,281	$(12,856)	$11,425

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Brazil
Sovereign Issues	$0	$127,021	$0	$127,021
Egypt
Bank Loan Obligations	0	529	0	529
Mexico
Corporate Bonds & Notes	0	844	0	844
Tunisia
Sovereign Issues	0	686	0	686
United States
Asset-Backed Securities	0	1,798	0	1,798
Corporate Bonds & Notes	0	399	0	399
Mortgage-Backed Securities	0	8,627	0	8,627
U.S. Government Agencies	0	4,998	0	4,998
Short-Term Instruments
Repurchase Agreements	0	772	0	772
U.S. Treasury Bills	0	1,999	0	1,999

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
PIMCO Short-Term Floating NAV Portfolios	$45,526	$0	$0	$45,526
Purchased Options
Foreign Exchange Contracts	0	47	0	47
	$45,526	$147,720	$0	$193,246

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	24,281	0	24,281
Interest Rate Contracts	0	97	0	97
	$0	$24,378	$0	$24,378

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(12,856)	$0	$(12,856)

Totals	$45,526	$159,242	$0	$204,768

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$47	$0	$47
Unrealized appreciation on foreign currency contracts	0	0	0	24,281	0	24,281
Unrealized appreciation on OTC swap agreements	0	0	0	0	97	97

	$0	$0	$0	$24,328	$97	$24,425

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$12,856	$0	$12,856

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(299)	$0	$(299)
Net realized gain on swaps	0	0	0	0	501	501
Net realized gain on foreign currency transactions	0	0	0	1,534	0	1,534

	$0	$0	$0	$1,235	$501	$1,736

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$36	$0	$36
Net change in unrealized (depreciation) on swaps	0	0	0	0	(166)	(166)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(6,003)	0	(6,003)

	$0	$0	$0	$(5,967)	$(166)	$(6,133)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BRC	$1,178	$(1,330)	$(152)
CBK	(841)	410	(431)
DUB	(496)	130	(366)
FBF	684	(670)	14
HUS	975	(1,340)	(365)
JPM	(382)	631	249
MSC	2,340	(3,275)	(935)
MSX	47	(205)	(158)
MYC	45	0	45
RBC	1,429	(1,360)	69
RYL	(860)	828	(32)
UAG	7,450	(7,420)	30

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	53

Schedule of Investments PIMCO Emerging Markets Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BERMUDA 1.7%

CORPORATE BONDS & NOTES 1.7%
Noble Group Ltd.
6.625% due 08/05/2020		$12,250	$12,112
Qtel International Finance Ltd.
3.375% due 10/14/2016		600	611
4.750% due 02/16/2021		500	519
7.875% due 06/10/2019		5,000	6,163

Total Bermuda (Cost $19,689)			19,405

BRAZIL 31.5%

CORPORATE BONDS & NOTES 6.1%
CSN Islands Corp.
6.875% due 09/21/2019		$10,000	11,418
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,375
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		5,982	6,349
Petrobras International Finance Co.
5.375% due 01/27/2021		360	389
5.750% due 01/20/2020		15,149	16,852
5.875% due 03/01/2018		10,000	11,264
7.875% due 03/15/2019		15,810	19,580
Vale Overseas Ltd.
6.250% due 01/23/2017		260	301

			69,528

SOVEREIGN ISSUES 25.4%
Brazil Government International Bond
5.875% due 01/15/2019		19,400	23,299
7.875% due 03/07/2015		15,800	18,889
8.000% due 01/15/2018		2,219	2,653
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	10,424	5,749
10.000% due 01/01/2014		33,481	18,456
10.000% due 01/01/2017		411,005	219,428

			288,474

Total Brazil (Cost $334,238)			358,002

CAYMAN ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,255
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		4,300	4,751

Total Cayman Islands (Cost $6,934)			7,006

CHILE 1.5%

CORPORATE BONDS & NOTES 1.5%
Banco Santander Chile
1.811% due 04/20/2012		$7,500	7,500
5.375% due 12/09/2014		1,500	1,595
Codelco, Inc.
3.750% due 11/04/2020		7,750	7,976

Total Chile (Cost $16,362)			17,071

COLOMBIA 0.5%

SOVEREIGN ISSUES 0.5%
Colombia Government International Bond
7.375% due 03/18/2019		$4,000	5,152

Total Colombia (Cost $4,454)			5,152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 0.8%

CORPORATE BONDS & NOTES 0.8%
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	$8,100	$8,650

Total Germany (Cost $8,220)		8,650

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020	$7,500	7,887

Total Hong Kong (Cost $7,867)		7,887

INDIA 0.8%

CORPORATE BONDS & NOTES 0.8%
Bank of India
4.750% due 09/30/2015	$1,325	1,356
State Bank of India
4.500% due 07/27/2015	7,000	7,245

Total India (Cost $8,527)		8,601

INDONESIA 0.5%

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
6.625% due 02/17/2037	$4,000	4,960
10.375% due 05/04/2014	500	585

Total Indonesia (Cost $5,238)		5,545

IRELAND 1.5%

CORPORATE BONDS & NOTES 1.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$100	107
6.103% due 06/27/2012	12,300	12,372
RZD Capital Ltd.
5.739% due 04/03/2017	4,300	4,574

		17,053

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	200	207

Total Ireland (Cost $17,102)		17,260

LUXEMBOURG 3.0%

CORPORATE BONDS & NOTES 3.0%
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	$5,000	6,323
9.250% due 04/23/2019	2,550	3,162
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	300	320
7.175% due 05/16/2013	2,050	2,151
7.750% due 05/29/2018	8,400	9,559
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	2,508	2,646
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	8,600	8,858
6.875% due 05/29/2018	500	531

Total Luxembourg (Cost $32,547)		33,550

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA 0.0%

SOVEREIGN ISSUES 0.0%
Malaysia Government International Bond
3.210% due 05/31/2013	MYR	131	$43

Total Malaysia (Cost $39)			43

MEXICO 9.3%

CORPORATE BONDS & NOTES 4.0%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	3,348
5.000% due 03/30/2020		5,000	5,583
6.125% due 11/15/2037		5,000	5,806
6.375% due 03/01/2035		5,000	5,932
Petroleos Mexicanos
5.500% due 01/21/2021		8,100	8,971
8.000% due 05/03/2019		11,480	14,580
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	844

			45,064

SOVEREIGN ISSUES 5.3%
Mexico Government International Bond
5.625% due 01/15/2017		$9,942	11,547
6.050% due 01/11/2040		4,000	4,840
6.750% due 09/27/2034		263	339
7.500% due 06/21/2012	MXN	309,489	24,407
8.300% due 08/15/2031		$7,000	10,465
8.500% due 12/13/2018	MXN	470	43
9.500% due 12/18/2014		1,155	101
10.000% due 12/05/2024		81,000	8,291

			60,033

Total Mexico (Cost $97,653)			105,097

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Waha Aerospace BV
3.925% due 07/28/2020		$6,800	7,060

Total Netherlands (Cost $6,842)			7,060

PANAMA 0.9%

CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,825

SOVEREIGN ISSUES 0.6%
Panama Government International Bond
6.700% due 01/26/2036		100	132
7.250% due 03/15/2015		6,000	6,963

			7,095

Total Panama (Cost $10,327)			10,920

PERU 0.2%

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,608
8.750% due 11/21/2033		$100	155

Total Peru (Cost $1,628)			1,763

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	$31
6.250% due 07/03/2012		$4,000	4,062

Total Poland (Cost $4,074)			4,093

QATAR 1.3%

CORPORATE BONDS & NOTES 1.0%
Nakilat, Inc.
6.267% due 12/31/2033		$3,881	4,221
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012		6,900	7,000

			11,221

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		200	211
6.550% due 04/09/2019		2,400	2,868

			3,079

Total Qatar (Cost $14,090)			14,300

RUSSIA 3.5%

CORPORATE BONDS & NOTES 0.0%
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		$390	403

SOVEREIGN ISSUES 3.5%
Russia Government International Bond
7.500% due 03/31/2030		33,258	39,951
12.750% due 06/24/2028		100	181

			40,132

Total Russia (Cost $39,113)			40,535

SINGAPORE 1.0%

CORPORATE BONDS & NOTES 1.0%
Temasek Financial Ltd.
4.300% due 10/25/2019		$10,000	10,907

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	60

Total Singapore (Cost $9,987)			10,967

SOUTH KOREA 3.8%

CORPORATE BONDS & NOTES 3.8%
Export-Import Bank of Korea
4.000% due 01/29/2021		$20,200	19,971
5.125% due 06/29/2020		13,250	14,263
Industrial Bank of Korea
3.750% due 09/29/2016		380	389
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,263
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,590	2,811

Total South Korea (Cost $40,706)			42,697

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TUNISIA 0.8%

SOVEREIGN ISSUES 0.8%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	800	$1,098
7.375% due 04/25/2012		$7,400	7,474

Total Tunisia (Cost $8,504)			8,572

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$4,215	4,578

Total United Arab Emirates (Cost $4,520)			4,578

UNITED STATES 5.2%

ASSET-BACKED SECURITIES 0.0%
GSAA Trust
0.542% due 03/25/2037		$537	269
Morgan Stanley Mortgage Loan Trust
0.602% due 04/25/2037		485	185

			454

CORPORATE BONDS & NOTES 4.4%
Ally Financial, Inc.
1.750% due 10/30/2012		8,700	8,778
American International Group, Inc.
6.765% due 11/15/2017	GBP	364	637
8.625% due 05/22/2068		400	637
Bank of America N.A.
0.754% due 06/15/2016		$900	799
General Electric Capital Corp.
2.625% due 12/28/2012		8,700	8,856
Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	23,144
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,671
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	2,100	2,893
SLM Corp.
5.375% due 05/15/2014		$200	207
Wachovia Corp.
5.750% due 02/01/2018		900	1,048

			49,670

MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Mortgage Securities, Inc.
2.999% due 02/25/2036		65	48
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		3,475	3,381
Chase Mortgage Finance Corp.
2.844% due 03/25/2037		124	97
Citigroup Mortgage Loan Trust, Inc.
2.605% due 07/25/2046^		84	52
2.896% due 03/25/2034		24	22
Countrywide Home Loan Mortgage Pass-Through Trust
5.094% due 10/20/2035		382	289
5.576% due 09/25/2047		53	35
Harborview Mortgage Loan Trust
5.242% due 08/19/2036^		46	32
Luminent Mortgage Trust
0.422% due 12/25/2036		78	43
MASTR Adjustable Rate Mortgages Trust
0.482% due 05/25/2037		311	148
Merrill Lynch Alternative Note Asset
0.542% due 03/25/2037		509	197

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.710% due 06/25/2037^	$416	$232
Merrill Lynch Mortgage-Backed Securities Trust
5.242% due 04/25/2037	126	90
Morgan Stanley Capital
5.692% due 04/15/2049	1,000	1,096
Morgan Stanley Mortgage Loan Trust
2.336% due 06/25/2036	32	27
Sequoia Mortgage Trust
2.501% due 01/20/2047	52	38
WaMu Mortgage Pass-Through Certificates
2.196% due 01/25/2037	95	65
2.371% due 12/25/2036	56	39
2.520% due 09/25/2036	105	74
2.557% due 12/25/2036	223	157
4.480% due 04/25/2037	62	44
5.077% due 05/25/2037	148	111

		6,317

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
5.000% due 01/30/2014 - 07/15/2014	2,500	2,751

Total United States (Cost $55,427)		59,192

VIRGIN ISLANDS (BRITISH) 3.8%

CORPORATE BONDS & NOTES 3.8%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$6,700	7,131
GTL Trade Finance, Inc.
7.250% due 10/20/2017	5,000	5,785
TNK-BP Finance S.A.
6.625% due 03/20/2017	11,710	12,969
7.500% due 03/13/2013	100	105
7.500% due 07/18/2016	2,900	3,284
7.875% due 03/13/2018	12,000	14,040

Total Virgin Islands (British) (Cost $40,123)		43,314

SHORT-TERM INSTRUMENTS 26.2%

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$1,992	1,992

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $2,037. Repurchase proceeds are $1,992.)

U.S. TREASURY BILLS 0.2%
0.139% due 08/23/2012 - 09/20/2012 (a)(c)	2,440	2,439

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 25.8%
PIMCO Short-Term Floating NAV Portfolio	29,232,986	292,944

Total Short-Term Instruments (Cost $297,277)		297,375

Total Investments 100.5% (Cost $1,091,488)		$1,138,635

Other Assets and Liabilities (Net) (0.5%)		(5,101)

Net Assets 100.0%		$1,133,534

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	55

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $2,439 have been pledged as collateral as of March 31, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $1,847 at a weighted average interest rate of (0.478%). On March 31, 2012, there were no open reverse repurchase agreements.
(e)	Centrally cleared swap agreements outstanding on March 31, 2012:
Cash of $2,008 has been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.000%	06/20/2019	$	38,000	$(319)	$284
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		27,000	291	517

						$(28)	$801

(f)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (2)		Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.132%	$	15,000	$(85)	$(770)	$685
Brazil Government International Bond	BRC	1.000%	06/20/2021	1.519%		37,000	(1,537)	(1,788)	251
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.519%		20,000	(831)	(901)	70
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.132%		7,000	(40)	(356)	316
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.531%		20,200	(877)	(972)	95
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.531%		10,000	(434)	(442)	8
China Government International Bond	CBK	1.000%	12/20/2016	1.035%		16,000	(19)	(661)	642
China Government International Bond	CBK	1.000%	06/20/2021	1.513%		11,000	(445)	(154)	(291)
China Government International Bond	CBK	1.000%	09/20/2021	1.525%		12,500	(529)	(302)	(227)
China Government International Bond	DUB	1.000%	12/20/2016	1.035%		5,600	(7)	(174)	167
China Government International Bond	DUB	1.000%	09/20/2021	1.525%		38,000	(1,608)	(1,747)	139
China Government International Bond	JPM	1.000%	12/20/2016	1.035%		8,000	(10)	(256)	246
China Government International Bond	MYC	1.000%	12/20/2016	1.035%		25,000	(31)	(550)	519
China Government International Bond	RYL	1.000%	12/20/2016	1.035%		4,000	(5)	(130)	125
China Government International Bond	UAG	1.000%	12/20/2016	1.035%		12,500	(16)	(275)	259
Colombia Government International Bond	UAG	1.000%	09/20/2015	0.793%		6,500	49	(147)	196
Gazprom Via Gaz Capital S.A.	FBF	1.580%	06/20/2016	2.204%		5,000	(102)	0	(102)
Gazprom Via Gaz Capital S.A.	GST	1.000%	03/20/2015	1.778%		50,000	(1,111)	(2,678)	1,567
Gazprom Via Gaz Capital S.A.	MYC	1.390%	05/20/2016	2.181%		1,700	(44)	0	(44)
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.524%		2,600	95	0	95
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.994%		3,225	1	(123)	124
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.286%		35,000	(373)	(459)	86
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.994%		3,225	2	(130)	132
Mexico Government International Bond	CBK	1.000%	12/20/2016	1.090%		20,000	(75)	(512)	437
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.490%		6,000	(235)	(218)	(17)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%		5,000	13	(62)	75

							$(8,254)	$(13,807)	$5,553

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	1,200	$113	$149	$(36)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		25,000	2,348	3,150	(802)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		12,700	1,193	1,581	(388)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		1,300	122	162	(40)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		66,500	6,246	8,363	(2,117)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		46,700	4,770	5,791	(1,021)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		50,000	5,107	7,075	(1,968)

						$19,899	$26,271	$(6,372)

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS	BRL	400,000	$1,688	$(358)	$2,046
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		215,000	930	186	744
Pay	1-Year BRL-CDI	11.210%	01/02/2013	BOA		300,000	2,446	0	2,446
Pay	1-Year BRL-CDI	11.210%	01/02/2013	BRC		510,000	4,158	1,144	3,014
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		221,700	4,694	227	4,467
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		16,900	358	69	289
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		20,000	410	65	345
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		16,900	283	0	283
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		16,900	286	0	286
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		12,000	230	26	204
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		205,000	714	(207)	921
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		297,900	2,138	997	1,141
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		458,600	3,533	435	3,098
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		308,000	3,144	1	3,143
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		138,000	1,596	134	1,462
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		180,000	4,264	406	3,858
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		58,500	1,784	0	1,784
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	38,000	433	0	433
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		5,700	57	0	57
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		5,700	57	0	57
Pay	28-Day MXN-TIIE	8.720%	09/05/2016	CBK		3,000	29	7	22
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		200,000	27	(44)	71
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		475,000	63	85	(22)
Pay	28-Day MXN-TIIE	8.865%	09/12/2016	GLM		45,000	478	0	478
Pay	28-Day MXN-TIIE	8.850%	09/21/2016	JPM		80,000	842	0	842
Pay	28-Day MXN-TIIE	8.900%	09/22/2016	CBK		52,250	558	0	558
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		225,000	184	286	(102)

							$35,384	$3,459	$31,925

(g)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	9,704	04/2012	BRC	$137	$0	$137
Sell		322,694	04/2012	DUB	8,192	0	8,192
Sell		60,207	04/2012	HUS	1,218	0	1,218
Buy		499,961	04/2012	JPM	0	(8,261)	(8,261)
Sell		66,308	04/2012	MSC	1,276	0	1,276
Sell		60,457	04/2012	UAG	1,081	0	1,081
Sell		10,488	06/2012	HUS	129	0	129
Sell		499,961	06/2012	JPM	8,420	0	8,420
Sell		5,553	06/2012	MSC	0	(3)	(3)
Buy		13,390	06/2012	UAG	0	(59)	(59)
Sell		5,085	06/2012	UAG	51	0	51
Buy	CNY	29,088	06/2012	CBK	22	0	22
Buy		121,053	06/2012	DUB	0	(68)	(68)
Buy		15,685	06/2012	HUS	0	(17)	(17)
Sell		47,121	06/2012	HUS	39	0	39
Buy		50,568	06/2012	JPM	107	0	107

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	57

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	44,713	06/2012	JPM	$0	$(80)	$(80)
Sell		28,274	06/2012	MSC	23	0	23
Buy		56,734	06/2012	UAG	0	(17)	(17)
Sell		153,020	06/2012	UAG	71	0	71
Buy		100,500	02/2013	BRC	0	(142)	(142)
Sell		403,483	02/2013	BRC	252	0	252
Buy		273,007	02/2013	CBK	30	(326)	(296)
Sell		125,750	02/2013	CBK	132	0	132
Sell		222,526	02/2013	DUB	198	0	198
Buy		176,758	02/2013	JPM	29	(162)	(133)
Buy		77,694	02/2013	RYL	42	0	42
Buy		123,800	02/2013	UAG	0	(182)	(182)
Buy	EUR	4,262	04/2012	CBK	53	0	53
Buy		165	06/2012	BSN	4	0	4
Sell	GBP	466	06/2012	UAG	0	(11)	(11)
Buy	HKD	1,266	05/2012	HUS	0	0	0
Buy	IDR	197,767,800	07/2012	HUS	0	(472)	(472)
Sell		43,014,087	07/2012	HUS	0	(53)	(53)
Sell		154,753,713	07/2012	MSC	0	(314)	(314)
Sell	INR	525,591	07/2012	BRC	177	0	177
Buy		781,191	07/2012	JPM	7	(240)	(233)
Sell		255,600	07/2012	UAG	77	0	77
Sell	MXN	490,951	06/2012	BRC	0	(231)	(231)
Buy		1,893	06/2012	HUS	0	0	0
Buy		123	06/2012	JPM	0	0	0
Buy		816	06/2012	UAG	0	0	0
Sell	MYR	66,394	04/2012	CBK	0	(206)	(206)
Buy		66,357	04/2012	UAG	0	(203)	(203)
Sell	PEN	4,176	07/2012	MSC	0	(27)	(27)
Buy	PLN	786	05/2012	JPM	12	0	12
Sell	RUB	332	06/2012	CBK	0	0	0
Sell		332	06/2012	JPM	0	0	0
Sell	SGD	117	05/2012	DUB	1	0	1

					$21,780	$(11,074)	$10,706

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$19,405	$0	$19,405
Brazil
Corporate Bonds & Notes	0	69,528	0	69,528
Sovereign Issues	0	288,474	0	288,474
Cayman Islands
Corporate Bonds & Notes	0	7,006	0	7,006
Chile
Corporate Bonds & Notes	0	17,071	0	17,071
Colombia
Sovereign Issues	0	5,152	0	5,152
Germany
Corporate Bonds & Notes	0	8,650	0	8,650
Hong Kong
Corporate Bonds & Notes	0	7,887	0	7,887
India
Corporate Bonds & Notes	0	8,601	0	8,601
Indonesia
Sovereign Issues	0	5,545	0	5,545
Ireland
Corporate Bonds & Notes	0	17,053	0	17,053
Sovereign Issues	0	207	0	207
Luxembourg
Corporate Bonds & Notes	0	33,550	0	33,550

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Malaysia
Sovereign Issues	$0	$43	$0	$43
Mexico
Corporate Bonds & Notes	0	45,064	0	45,064
Sovereign Issues	0	60,033	0	60,033
Netherlands
Corporate Bonds & Notes	0	7,060	0	7,060
Panama
Corporate Bonds & Notes	0	3,825	0	3,825
Sovereign Issues	0	7,095	0	7,095
Peru
Sovereign Issues	0	1,763	0	1,763
Poland
Sovereign Issues	0	4,093	0	4,093
Qatar
Corporate Bonds & Notes	0	11,221	0	11,221
Sovereign Issues	0	3,079	0	3,079
Russia
Corporate Bonds & Notes	0	403	0	403
Sovereign Issues	0	40,132	0	40,132
Singapore
Corporate Bonds & Notes	0	10,907	0	10,907
Sovereign Issues	0	60	0	60
South Korea
Corporate Bonds & Notes	0	42,697	0	42,697

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Tunisia
Sovereign Issues	$0	$8,572	$0	$8,572
United Arab Emirates
Corporate Bonds & Notes	0	4,578	0	4,578
United States
Asset-Backed Securities	0	454	0	454
Corporate Bonds & Notes	0	49,670	0	49,670
Mortgage-Backed Securities	0	6,317	0	6,317
U.S. Government Agencies	0	2,751	0	2,751
Virgin Islands (British)
Corporate Bonds & Notes	0	43,314	0	43,314
Short-Term Instruments
Repurchase Agreements	0	1,992	0	1,992
U.S. Treasury Bills	0	2,439	0	2,439
PIMCO Short-Term Floating NAV Portfolios	292,944	0	0	292,944
	$292,944	$845,691	$0	$1,138,635

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$6,234	$0	$6,234
Foreign Exchange Contracts	0	21,780	0	21,780
Interest Rate Contracts	0	32,850	0	32,850
	$0	$60,864	$0	$60,864

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7,053)	0	(7,053)
Foreign Exchange Contracts	0	(11,074)	0	(11,074)
Interest Rate Contracts	0	(124)	0	(124)
	$0	$(18,251)	$0	$(18,251)

Totals	$292,944	$888,304	$0	$1,181,248

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$322	$322
Unrealized appreciation on foreign currency contracts	0	0	0	21,780	0	21,780
Unrealized appreciation on OTC swap agreements	0	6,234	0	0	32,049	38,283

	$0	$6,234	$0	$21,780	$32,371	$60,385

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$11,074	$0	$11,074
Unrealized depreciation on OTC swap agreements	0	7,053	0	0	124	7,177

	$0	$7,053	$0	$11,074	$124	$18,251

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	59

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

March 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$10	$10
Net realized gain (loss) on swaps	0	11,870	0	0	(5,961)	5,909
Net realized (loss) on foreign currency transactions	0	0	0	(9,285)	0	(9,285)

	$0	$11,870	$0	$(9,285)	$(5,951)	$(3,366)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on swaps	$0	$(3,725)	$0	$0	$32,402	$28,677
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,659)	0	(2,659)

	$0	$(3,725)	$0	$(2,659)	$32,402	$26,018

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $801 as reported in the Notes to Schedule of Investments.

(j)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$2,856	$(2,940)	$(84)
BRC	6,349	(6,460)	(111)
BSN	4	0	4
CBK	(1,785)	1,659	(126)
DUB	8,152	(8,860)	(708)
FBF	1,091	(1,100)	(9)
GLM	5,886	(6,290)	(404)
GST	(989)	780	(209)
HUS	14,717	(14,620)	97
JPM	461	(250)	211
MSC	955	(1,995)	(1,040)
MYC	13,482	(15,735)	(2,253)
RBC	286	(260)	26
RYL	320	(310)	10
UAG	5,950	(6,040)	(90)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO FX Strategy Portfolio

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
0.375% due 10/31/2012	$200	$200

Total U.S. Treasury Obligations (Cost $200)		200

SHORT-TERM INSTRUMENTS 100.6%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 04/02/2012	283	283

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $293. Repurchase proceeds are $283.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.139% due 09/06/2012 - 09/20/2012 (a)(c)	$80	$80

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 99.6%
PIMCO Short-Term Floating NAV Portfolio	3,432,039	34,392

Total Short-Term Instruments (Cost $34,742)		34,755

MARKET VALUE (000S)
PURCHASED OPTIONS (d) 2.4%
(Cost $872)	$834

Total Investments 103.6% (Cost $35,814)	$35,789

Written Options (e) (1.3%) (Premiums $824)	(448)

Other Assets and Liabilities (Net) (2.3%)	(801)

Net Assets 100.0%	$34,540

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $80 have been pledged as collateral as of March 31, 2012 for swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Purchased options outstanding on March 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	DUB	$	1.026	04/18/2012	AUD	17,500	$82	$130
Call - OTC EUR versus USD	RBC		1.351	04/18/2012	EUR	36,800	185	169
Call - OTC GBP versus USD	BRC		1.606	04/18/2012	GBP	19,200	98	163
Put - OTC NZD versus USD	JPM		0.795	04/18/2012	NZD	14,900	61	35
Call - OTC USD versus CAD	BRC	CAD	1.007	04/18/2012	$	36,500	119	120
Put - OTC USD versus CHF	DUB	CHF	0.893	04/18/2012		12,200	48	49
Call - OTC USD versus MXN	HUS	MXN	13.055	04/18/2012		18,300	107	102
Call - OTC USD versus NOK	BRC	NOK	5.879	04/18/2012		18,300	89	35
Call - OTC USD versus SEK	UAG	SEK	6.875	04/18/2012		18,300	83	31

							$872	$834

(e)	Written options outstanding on March 31, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC AUD versus USD	DUB	$	1.068	04/18/2012	AUD	17,500	$70	$(11)
Put - OTC EUR versus USD	RBC		1.304	04/18/2012	EUR	36,800	197	(63)
Put - OTC GBP versus USD	BRC		1.559	04/18/2012	GBP	19,200	101	(14)
Call - OTC NZD versus USD	JPM		0.830	04/18/2012	NZD	14,900	49	(49)
Put - OTC USD versus CAD	BRC	CAD	0.980	04/18/2012	$	36,500	99	(25)
Call - OTC USD versus CHF	DUB	CHF	0.926	04/18/2012		12,200	50	(14)
Put - OTC USD versus MXN	HUS	MXN	12.475	04/18/2012		18,300	80	(39)
Put - OTC USD versus NOK	BRC	NOK	5.633	04/18/2012		18,300	81	(80)
Put - OTC USD versus SEK	UAG	SEK	6.608	04/18/2012		18,300	97	(153)

							$824	$(448)

Transactions in written call and put options for the period ended March 31, 2012:

	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD		Premium
Balance at 03/31/2011	$14,400	AUD	6,100	EUR	4,939	GBP	0	NZD	0	$131
Sales	754,400		111,000		266,400		98,900		177,500	8,502
Closing Buys	(239,900)		0		(117,500)		(57,100)		(40,200)	(2,805)
Expirations	(334,800)		(93,500)		(87,239)		(22,600)		(63,700)	(3,949)
Exercised	(90,500)		(6,100)		(29,800)		0		(58,700)	(1,055)

Balance at 03/31/2012	$103,600	AUD	17,500	EUR	36,800	GBP	19,200	NZD	14,900	$824

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	61

Schedule of Investments PIMCO FX Strategy Portfolio (Cont.)

(f)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,375	04/2012	CBK	$0	$(64)	$(64)
Buy		8,750	04/2012	DUB	0	(127)	(127)
Buy		4,375	04/2012	UAG	0	(63)	(63)
Buy	CAD	18,117	04/2012	BRC	0	(93)	(93)
Buy		18,118	04/2012	DUB	0	(92)	(92)
Sell	CHF	2,771	04/2012	CBK	0	(20)	(20)
Sell		5,541	04/2012	DUB	0	(39)	(39)
Sell		2,770	04/2012	FBF	0	(19)	(19)
Buy	CNY	68,398	06/2012	BRC	0	(23)	(23)
Sell		11,571	06/2012	HUS	0	(32)	(32)
Sell		56,827	06/2012	JPM	0	(98)	(98)
Sell	EUR	9,200	04/2012	JPM	0	(52)	(52)
Sell		27,600	04/2012	RBC	0	(154)	(154)
Sell	GBP	9,600	04/2012	BRC	0	(152)	(152)
Sell		9,600	04/2012	RBC	0	(153)	(153)
Buy	MXN	54,091	04/2012	BRC	0	(29)	(29)
Buy		116,447	04/2012	HUS	0	(64)	(64)
Buy		62,384	04/2012	UAG	0	(32)	(32)
Buy	NOK	52,603	04/2012	BRC	82	0	82
Buy		52,598	04/2012	RBC	80	0	80
Buy	NZD	7,450	04/2012	JPM	39	0	39
Buy		7,450	04/2012	RBC	35	0	35
Buy	SEK	30,741	04/2012	BRC	68	0	68
Buy		92,194	04/2012	UAG	201	0	201

					$505	$(1,306)	$(801)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$200	$0	$200
Short-Term Instruments
Repurchase Agreements	0	283	0	283
U.S. Treasury Bills	0	80	0	80
PIMCO Short-Term Floating NAV Portfolios	34,392	0	0	34,392
Purchased Options
Foreign Exchange Contracts	$0	$834	$0	$834
	$34,392	$1,397	$0	$35,789

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$505	$0	$505

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(1,754)	$0	$(1,754)
Totals	$34,392	$148	$0	$34,540

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$834	$0	$834
Unrealized appreciation on foreign currency contracts	0	0	0	505	0	505

	$0	$0	$0	$1,339	$0	$1,339

Liabilities:
Written options outstanding	$0	$0	$0	$448	$0	$448
Unrealized depreciation on foreign currency contracts	0	0	0	1,306	0	1,306

	$0	$0	$0	$1,754	$0	$1,754

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(7,148)	$0	$(7,148)
Net realized gain on written options	0	0	0	6,747	0	6,747
Net realized (loss) on foreign currency transactions	0	0	0	(1,384)	0	(1,384)

	$0	$0	$0	$(1,785)	$0	$(1,785)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$6	$0	$6
Net change in unrealized appreciation on written options	0	0	0	388	0	388
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,152)	0	(1,152)

	$0	$0	$0	$(758)	$0	$(758)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(i)	Collateral Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral Pledged	Net Exposures (1)
BRC	$52	$0	$52
CBK	(84)	30	(54)
DUB	(104)	0	(104)
FBF	(19)	0	(19)
HUS	(33)	0	(33)
JPM	(125)	0	(125)
RBC	(86)	50	(36)
UAG	(16)	0	(16)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	63

Schedule of Investments PIMCO High Yield Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 18.2%
AMR Corp.
1.000% - 3.000% due 02/27/2013	$500	$500
Chrysler Group LLC
6.000% due 05/24/2017	5,707	5,807
Colfax Corp.
4.500% due 01/13/2019	399	400
Delos Aircraft, Inc.
7.000% due 03/17/2016	3,900	3,924
HCA, Inc.
2.491% due 11/17/2013	4,000	3,989
2.741% due 05/02/2016	7,125	6,954
3.720% due 03/31/2017	1,000	983
Health Management Associates, Inc.
4.500% due 11/18/2018	898	892
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	1,985	1,998
iStar Financial, Inc.
5.000% due 06/28/2013	4,380	4,381
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	2,750	2,748
Newsday LLC
10.500% due 08/01/2013	2,500	2,578
NRG Energy, Inc.
4.000% due 07/01/2018	2,978	2,977
NXP Semiconductors NV
4.500% due 03/04/2017	4,950	4,859
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	898	910
Pinafore LLC
4.250% due 09/29/2016	2,242	2,245
Quintiles Transnational Corp.
5.000% due 06/08/2018	4,466	4,483
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018	5,709	5,788
Sandridge Energy, Inc.
3.500% due 02/01/2013	3,000	3,000
Springleaf Finance Corp.
5.500% due 05/10/2017	26,950	24,878
United Rentals, Inc.
8.875% due 09/15/2012	5,900	5,900
Vodafone Group PLC
6.250% due 07/24/2016	5,156	5,156
6.875% due 08/17/2015	2,215	2,215
Walter Investment Management Corp.
7.750% due 06/30/2016	1,388	1,394
12.500% due 12/31/2016	1,000	1,025
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,980	1,982

Total Bank Loan Obligations (Cost $102,072)		101,966

CORPORATE BONDS & NOTES 102.1%

BANKING & FINANCE 26.8%
AGFC Capital Trust
6.000% due 01/15/2067 (g)	23,500	10,810
Ally Financial, Inc.
0.000% due 12/01/2012 (g)	1,700	1,649
3.710% due 02/11/2014	4,130	4,089
6.250% due 01/15/2019	761	701
6.500% due 03/15/2016	379	373
6.500% due 11/15/2018	578	549
6.750% due 12/01/2014 (g)	5,000	5,262
7.000% due 07/15/2012	3,000	2,999
7.000% due 11/15/2024	265	253

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.250% due 09/15/2017		$2,800	$2,777
8.000% due 11/01/2031		950	1,014
Amsouth Bank
4.850% due 04/01/2013 (g)		5,100	5,228
Bank One Capital
8.750% due 09/01/2030		250	345
Boats Investments Netherlands BV
11.000% due 03/31/2017 (a)	EUR	4,888	4,495
Checkout Holding Corp.
0.000% due 11/15/2015		$375	158
CIT Group, Inc.
7.000% due 05/04/2015		200	200
Columbus International, Inc.
11.500% due 11/20/2014 (g)		7,250	8,116
11.500% due 11/20/2014		500	560
FCE Bank PLC
9.375% due 01/17/2014	EUR	3,000	4,416
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$875	945
8.700% due 10/01/2014		1,200	1,360
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	6,869
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,350	1,490
HBOS PLC
6.750% due 05/21/2018		$220	207
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		400	411
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018		653	277
International Lease Finance Corp.
5.300% due 05/01/2012		3,200	3,219
6.500% due 09/01/2014		1,275	1,353
6.750% due 09/01/2016		1,275	1,372
7.125% due 09/01/2018		1,275	1,396
Jaguar Holding Co.
9.500% due 12/01/2019		1,775	1,935
LBG Capital PLC
6.385% due 05/12/2020	EUR	2,000	2,115
6.439% due 05/23/2020		1,000	1,047
7.375% due 03/12/2020		50	55
7.625% due 12/09/2019	GBP	538	714
7.875% due 11/01/2020		$250	228
15.000% due 12/21/2019	EUR	1,100	1,818
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017^		$4,725	2
7.500% due 05/11/2038^		775	0
Marina District Finance Co., Inc.
9.500% due 10/15/2015 (g)		7,500	6,881
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (g)		3,350	3,434
Provident Funding Associates LP
10.125% due 02/15/2019 (g)		11,775	8,713
10.250% due 04/15/2017 (g)		9,000	8,797
Regions Financial Corp.
7.375% due 12/10/2037		2,775	2,782
Santander UK PLC
7.950% due 10/26/2029 (g)		2,000	2,038
SLM Corp.
0.860% due 01/27/2014		500	478
5.125% due 08/27/2012		1,650	1,663
5.375% due 05/15/2014		1,000	1,033
5.625% due 08/01/2033		3,500	2,990
8.450% due 06/15/2018		3,000	3,360
Springleaf Finance Corp.
4.875% due 07/15/2012 (g)		7,800	7,585
5.400% due 12/01/2015		2,494	2,076

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.900% due 09/15/2012 (g)		$11,000	$10,642
6.900% due 12/15/2017		200	157
Stone Street Trust
5.902% due 12/15/2015 (g)		1,000	1,005
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,400	2,116
10.500% due 02/15/2019		300	415
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		$3,600	3,564

			150,536

INDUSTRIALS 62.3%
Aguila S.A.
7.875% due 01/31/2018		875	919
Alere, Inc.
8.625% due 10/01/2018		2,150	2,236
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,526
Alliance One International, Inc.
10.000% due 07/15/2016		4,825	4,873
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,489	1,459
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		500	534
Antero Resources Finance Corp.
7.250% due 08/01/2019		600	621
Arch Western Finance LLC
6.750% due 07/01/2013 (g)		5,581	5,602
ARD Finance S.A.
11.125% due 06/01/2018 (a)		424	404
Avaya, Inc.
7.000% due 04/01/2019		2,050	2,065
Aviation Capital Group Corp.
7.125% due 10/15/2020 (g)		9,225	9,277
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (g)		6,744	7,064
Basell Finance Co. BV
8.100% due 03/15/2027		2,000	2,330
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	464
Berry Plastics Corp.
5.322% due 02/15/2015 (g)		7,175	7,211
9.500% due 05/15/2018		2,300	2,449
9.750% due 01/15/2021		3,425	3,759
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	75	93
Biomet, Inc.
10.000% due 10/15/2017		$1,000	1,081
10.375% due 10/15/2017 (a)		2,850	3,085
11.625% due 10/15/2017		1,850	2,010
Cablevision Systems Corp.
8.000% due 04/15/2020		125	133
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/2017		2,000	2,190
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		1,350	1,411
CCO Holdings LLC
7.875% due 04/30/2018		550	597
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		5,425	5,140
Chemtura Corp.
7.875% due 09/01/2018		725	783
Cie Generale de Geophysique - Veritas
9.500% due 05/15/2016		1,125	1,243
Citgo Petroleum Corp.
11.500% due 07/01/2017		1,625	1,828

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CityCenter Holdings LLC
10.750% due 01/15/2017 (a)		$728	$792
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		1,500	1,651
CMA CGM S.A.
8.500% due 04/15/2017		1,500	951
8.875% due 04/15/2019	EUR	1,500	1,260
CommScope, Inc.
8.250% due 01/15/2019		$625	669
Community Health Systems, Inc.
8.875% due 07/15/2015		740	768
Continental Airlines, Inc.
6.750% due 09/15/2015		3,350	3,379
Continental Resources, Inc.
5.000% due 09/15/2022		425	428
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,484
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		2,500	2,669
CPI International, Inc.
8.000% due 02/15/2018		350	311
Delhaize Group S.A.
5.700% due 10/01/2040 (g)		764	707
Dex One Corp.
12.000% due 01/29/2017		20	6
Digicel Ltd.
8.250% due 09/01/2017		750	801
DJO Finance LLC
9.750% due 10/15/2017		3,300	2,475
10.875% due 11/15/2014		1,000	1,020
El Paso Corp.
7.250% due 06/01/2018		300	337
El Paso Natural Gas Co.
8.375% due 06/15/2032		175	214
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		250	281
Eldorado Resorts LLC
8.625% due 06/15/2019		825	788
Energy Transfer Equity LP
7.500% due 10/15/2020 (g)		3,500	3,902
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,248
8.375% due 08/01/2066 (g)		4,405	4,806
Equinix, Inc.
8.125% due 03/01/2018		1,150	1,271
Euramax International, Inc.
9.500% due 04/01/2016		3,000	2,760
FGI Holding Co., Inc.
11.250% due 10/01/2015 (a)		8,611	8,870
FGI Operating Co., Inc.
10.250% due 08/01/2015		1,966	2,119
Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	666
FMG Resources Pty. Ltd.
8.250% due 11/01/2019		1,425	1,503
Ford Motor Co.
9.215% due 09/15/2021 (g)		800	980
Global Geophysical Services, Inc.
10.500% due 05/01/2017 (g)		14,050	14,050
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	417
Grifols, Inc.
8.250% due 02/01/2018		875	952
Hapag-Lloyd AG
9.750% due 10/15/2017 (g)		7,580	7,390
9.750% due 10/15/2017		2,175	2,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HCA, Inc.
6.250% due 02/15/2013		$1,488	$1,534
6.500% due 02/15/2020		3,525	3,710
6.750% due 07/15/2013		1,539	1,608
7.250% due 09/15/2020		650	711
8.500% due 04/15/2019 (g)		4,775	5,330
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		300	315
IASIS Healthcare LLC
8.375% due 05/15/2019		2,150	2,102
Immucor, Inc.
11.125% due 08/15/2019		900	1,005
Ineos Group Holdings Ltd.
7.875% due 02/15/2016	EUR	3,500	4,154
8.500% due 02/15/2016		$7,050	6,697
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016 (g)		6,925	7,254
Interactive Data Corp.
10.250% due 08/01/2018		275	312
Intergen NV
9.000% due 06/30/2017 (g)		4,030	4,262
International Automotive Components Group SL
9.125% due 06/01/2018		2,750	2,406
Jaguar Land Rover PLC
7.750% due 05/15/2018		250	258
8.125% due 05/15/2021		250	258
Laredo Petroleum, Inc.
9.500% due 02/15/2019 (g)		5,525	6,174
Level 3 Financing, Inc.
8.125% due 07/01/2019		1,500	1,552
LIN Television Corp.
8.375% due 04/15/2018		25	26
Lyondell Chemical Co.
8.000% due 11/01/2017 (g)		13,171	14,850
8.000% due 11/01/2017	EUR	4,888	7,302
McClatchy Co.
11.500% due 02/15/2017 (g)		$4,125	4,403
MGM Resorts International
6.625% due 07/15/2015		1,500	1,549
6.875% due 04/01/2016		300	305
7.500% due 06/01/2016		250	259
8.625% due 02/01/2019		1,000	1,078
10.375% due 05/15/2014		25	28
11.125% due 11/15/2017		500	568
13.000% due 11/15/2013		425	495
Mongolian Mining Corp.
8.875% due 03/29/2017		200	199
Mylan, Inc.
7.625% due 07/15/2017		475	525
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017 (g)		15,900	14,389
Novasep Holding S.A.S.
9.625% due 12/15/2016^	EUR	15,800	10,536
9.750% due 12/15/2016^		$3,800	1,862
Novelis, Inc.
8.375% due 12/15/2017		1,000	1,090
Oasis Petroleum, Inc.
6.500% due 11/01/2021		300	303
OGX Austria GmbH
8.375% due 04/01/2022		350	354
8.500% due 06/01/2018 (g)		4,750	4,959
OI European Group BV
6.875% due 03/31/2017	EUR	300	414
Ono Finance PLC
10.875% due 07/15/2019		$3,000	2,745
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	659

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		$725	$757
PetroBakken Energy Ltd.
8.625% due 02/01/2020		675	705
PHH Corp.
7.125% due 03/01/2013 (g)		10,035	10,223
9.250% due 03/01/2016 (g)		4,925	5,030
Plains Exploration & Production Co.
6.750% due 02/01/2022		600	630
Ply Gem Industries, Inc.
8.250% due 02/15/2018 (g)		600	607
Quality Distribution LLC
9.875% due 11/01/2018 (g)		4,000	4,410
Quebecor Media, Inc.
7.750% due 03/15/2016		2,125	2,191
Rain CII Carbon LLC
8.000% due 12/01/2018		725	763
Regal Entertainment Group
9.125% due 08/15/2018		800	880
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019 (g)		775	812
7.875% due 08/15/2019		1,200	1,296
8.250% due 02/15/2021		2,375	2,244
9.250% due 05/15/2018		1,000	1,003
Roadhouse Financing, Inc.
10.750% due 10/15/2017		8,715	8,541
Rockies Express Pipeline LLC
6.875% due 04/15/2040		2,000	1,615
Roofing Supply Group LLC
8.625% due 12/01/2017		382	407
Samson Investment Co.
9.750% due 02/15/2020		3,125	3,168
Santos Finance Ltd.
8.250% due 09/22/2070	EUR	3,000	3,981
Schaeffler Finance BV
7.750% due 02/15/2017		$550	584
8.500% due 02/15/2019		300	322
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		250	272
Seneca Gaming Corp.
8.250% due 12/01/2018		1,825	1,875
Seven Seas Cruises S de RL LLC
9.125% due 05/15/2019		250	255
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	202
Syniverse Holdings, Inc.
9.125% due 01/15/2019		225	249
Tenet Healthcare Corp.
8.875% due 07/01/2019		1,700	1,912
Tennessee Gas Pipeline Co.
8.375% due 06/15/2032		375	459
Thermon Industries, Inc.
9.500% due 05/01/2017		68	75
Tomkins LLC
9.000% due 10/01/2018		720	801
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		525	555
Unit Corp.
6.625% due 05/15/2021		400	411
Univision Communications, Inc.
6.875% due 05/15/2019		1,475	1,503
UPC Holding BV
9.875% due 04/15/2018		2,000	2,220
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,556
7.625% due 01/15/2020	EUR	750	1,060

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	65

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Valeant Pharmaceuticals International
6.500% due 07/15/2016 (g)		$11,450	$11,708
6.875% due 12/01/2018		2,400	2,430
Vertellus Specialties, Inc.
9.375% due 10/01/2015		925	708
West Corp.
8.625% due 10/01/2018		325	358
Windstream Corp.
7.750% due 10/15/2020		700	753
WMG Acquisition Corp.
9.500% due 06/15/2016 (g)		1,850	2,026
9.500% due 06/15/2016		600	657
Wynn Las Vegas LLC
5.375% due 03/15/2022		1,400	1,369

			349,556

UTILITIES 13.0%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (g)		9,900	10,494
AES Corp.
7.375% due 07/01/2021		950	1,055
AES Ironwood LLC
8.857% due 11/30/2025 (g)		4,451	5,007
AES Red Oak LLC
8.540% due 11/30/2019		525	559
9.200% due 11/30/2029		2,100	2,268
Coffeyville Resources LLC
9.000% due 04/01/2015		5,858	6,297
10.875% due 04/01/2017 (g)		13,825	15,622
Cricket Communications, Inc.
10.000% due 07/15/2015		200	212
Energy Future Holdings Corp.
9.750% due 10/15/2019		500	516
10.000% due 01/15/2020 (g)		4,500	4,905
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		3,444	3,556
Frontier Communications Corp.
7.450% due 07/01/2035		325	265
9.000% due 08/15/2031		1,800	1,755
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,314
Midwest Generation LLC
8.560% due 01/02/2016		893	850
NSG Holdings LLC
7.750% due 12/15/2025 (g)		4,450	4,495
Sprint Capital Corp.
8.750% due 03/15/2032		1,350	1,164
Telesat LLC
11.000% due 11/01/2015		2,800	3,003
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,740	1,830
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		300	329
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	500	638
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$1,500	1,558
7.748% due 02/02/2021		1,500	1,487
Virgin Media Finance PLC
9.500% due 08/15/2016		2,875	3,256
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)		327	328

			72,763

Total Corporate Bonds & Notes (Cost $583,767)			572,855

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.4%

CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	$100	$126
7.550% due 04/01/2039	100	130
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,035

		1,291

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	300	424

NEW YORK 0.6%
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	3,000	3,362

PENNSYLVANIA 0.3%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	1,500	1,690

TEXAS 0.2%
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,000	1,136

Total Municipal Bonds & Notes (Cost $7,146)		7,903

MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust
2.761% due 10/25/2035	255	187
American Home Mortgage Assets LLC
0.472% due 09/25/2046^	514	71
1.079% due 11/25/2046	1,033	484
6.250% due 06/25/2037	565	258
Banc of America Alternative Loan Trust
0.642% due 05/25/2035	152	107
Banc of America Funding Corp.
2.981% due 03/20/2036	470	335
Bear Stearns Adjustable Rate Mortgage Trust
2.689% due 10/25/2035	300	293
Bear Stearns Alt-A Trust
2.401% due 01/25/2035	11	9
Citigroup Mortgage Loan Trust, Inc.
4.900% due 11/25/2035	1,370	1,315
Countrywide Alternative Loan Trust
0.422% due 05/25/2047	61	36
0.452% due 03/20/2046	92	49
0.502% due 07/25/2046	500	44
1.159% due 12/25/2035	181	107
5.301% due 10/25/2035^	137	91
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 03/25/2035	447	279
6.000% due 05/25/2036^	260	210
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	287	295
Downey Savings & Loan Association Mortgage Loan Trust
0.492% due 03/19/2045	68	45

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Alternative Mortgage Securities
2.583% due 09/25/2035	$894	$603
6.000% due 05/25/2036	233	161
GMAC Mortgage Corp. Loan Trust
3.107% due 04/19/2036	655	460
Granite Mortgages PLC
1.461% due 01/20/2044	6,966	6,227
GSR Mortgage Loan Trust
2.630% due 04/25/2035	8	7
2.683% due 11/25/2035	306	271
2.885% due 05/25/2035	1,886	1,379
Harborview Mortgage Loan Trust
0.432% due 01/19/2038	54	35
0.482% due 03/19/2036	932	517
Indymac Index Mortgage Loan Trust
4.848% due 09/25/2035	178	138
JPMorgan Mortgage Trust
2.909% due 04/25/2035	361	337
4.200% due 07/27/2037	865	676
6.000% due 08/25/2037	324	269
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	402	354
Residential Accredit Loans, Inc.
0.572% due 03/25/2037	684	205
5.500% due 02/25/2036^	708	408
Residential Asset Securitization Trust
6.000% due 05/25/2037	246	186
Structured Asset Mortgage Investments, Inc.
0.462% due 05/25/2036	57	29
WaMu Mortgage Pass-Through Certificates
0.929% due 05/25/2047	694	465
5.349% due 07/25/2037	510	429
5.686% due 10/25/2036	468	366
Wells Fargo Mortgage-Backed Securities Trust
2.639% due 03/25/2035	769	721

Total Mortgage-Backed Securities (Cost $18,285)		18,458

ASSET-BACKED SECURITIES 3.8%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,124	2,092
7.001% due 09/20/2022	19,200	17,597
Argent Securities, Inc.
1.292% due 12/25/2033	336	253
Carrington Mortgage Loan Trust
0.392% due 08/25/2036	100	34
Credit-Based Asset Servicing and Securitization LLC
5.514% due 01/25/2037	1,259	459
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	799	503
GSAMP Trust
0.392% due 08/25/2036	100	37
Mid-State Trust
7.791% due 03/15/2038	25	24
Morgan Stanley ABS Capital
0.382% due 05/25/2037	200	69
Option One Mortgage Loan Trust
1.217% due 08/25/2033	153	87
Residential Asset Securities Corp.
0.392% due 08/25/2036	100	54

Total Asset-Backed Securities (Cost $21,849)		21,209

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 1.8%

CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (b)	126,000	$179

ENERGY 0.2%
Lone Pine Resources, Inc. (b)	114,862	747

FINANCIALS 0.8%
CIT Group, Inc. (b)	110,481	4,556
Hipotecaria Su Casita S.A. de C.V. (b)	78,886	0
PMI Group, Inc. (b)	658,337	17

		4,573

HEALTH CARE 0.0%
Novasep, Inc. (b)	586,278	8

INFORMATION TECHNOLOGY 0.6%
Advanced Micro Devices, Inc. (b)	409,800	3,286

TELECOMMUNICATION SERVICES 0.2%
Level 3 Communications, Inc. (b)	47,176	1,214

Total Common Stocks (Cost $16,364)		10,007

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 12/31/2049	22,000	$1,150

Total Convertible Preferred Securities (Cost $1,100)		1,150

PREFERRED SECURITIES 4.5%

BANKING & FINANCE 4.5%
DDR Corp.
7.500% due 12/31/2049	20,000	501
Farm Credit Bank
10.000% due 12/31/2049	12,000	14,239
FelCor Lodging Trust, Inc.
8.000% due 12/31/2049	20,000	508
First Industrial Realty Trust, Inc.
6.915% due 12/31/2049	5,000	4,281
GMAC Capital Trust
8.125% due 02/15/2040	160,000	3,698
Kilroy Realty Corp.
7.500% due 12/31/2049	70,000	1,770

Total Preferred Securities (Cost $22,355)		24,997

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

U.S. TREASURY BILLS 1.8%
0.077% due 04/05/2012 - 03/07/2013 (c)(e)(f)(h)(i)	$10,147	$10,144

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 3.9%
PIMCO Short-Term Floating NAV Portfolio	2,195,595	22,002

Total Short-Term Instruments (Cost $32,146)		32,146

Total Investments 141.0% (Cost $805,084)		$790,691

Written Options (k) (0.0%) (Premiums $0)		(137)

Other Assets and Liabilities (Net) (41.0%)		(229,583)

Net Assets 100.0%		$560,971

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $110 and cash of $5,056 have been pledged as collateral as of March 31, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.
(f)	Securities with an aggregate market value of $4,468 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	On March 31, 2012, securities valued at $268,356 were pledged as collateral for reverse repurchase agreements outstanding.

		Principal Matures Within			Market Value	Market Value & Accrued Interest
Counterparty	Coupon Rate¤	0 - 6 Months	6 - 12 Months	1 - 2 Years
BCY	(1.500%)	$—	$—	$7,775	$7,775	$7,755
	0.450% - 0.650%	166,700	—	—	166,700	166,749
DUB	(1.500%)	—	—	583	583	583
	0.800% - 0.900%	74,749	—	—	74,749	74,791
ULW	0.620%	1,807	—	—	1,807	1,809

		$243,256	$—	$8,358	$251,614	$251,687

¤	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $295,113 at a weighted average interest rate of 0.522%.

(h)	Securities with an aggregate market value of $945 and cash of $561 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2013	136	$204
E-mini S&P 500 Index June Futures	Short	06/2012	270	(338)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	308	(505)

				$(639)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	67

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(i)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $4,620 and cash of $8,430 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	(5.000%)	06/20/2016	$	35,890	$14	$(1,511)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016		152,581	2,633	(9,192)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		11,800	351	62
CDX.IG-14 5-Year Index	(1.000%)	06/20/2015		21,000	(236)	(246)
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015		30,000	(285)	(494)

					$ 2,477	$(11,381)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	38,200	$411	$601

(j)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.422%	$	3,000	$(81)	$(45)	$(36)
Barclays Bank PLC	GST	(1.000%	)	03/20/2017	1.833%	EUR	3,000	152	166	(14)
Barclays Bank PLC	MYC	(1.000%	)	06/20/2017	1.875%		2,000	111	98	13
Berkshire Hathaway Finance Corp.	CBK	(1.000%	)	09/20/2016	1.303%	$	2,500	32	23	9
Gannett Co., Inc.	DUB	(5.000%	)	06/20/2016	2.244%		15,000	(1,674)	(1,288)	(386)
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	0.872%		3,000	(19)	62	(81)
JPMorgan Chase & Co.	BRC	(1.000%	)	12/20/2016	0.872%		3,000	(18)	87	(105)
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	0.834%		8,000	(61)	110	(171)
Knight Ridder, Inc.	DUB	(5.000%	)	12/20/2013	6.558%		3,000	71	360	(289)
Knight Ridder, Inc.	GST	(5.000%	)	12/20/2013	6.558%		4,000	94	440	(346)
Wells Fargo & Co.	BRC	(1.000%	)	12/20/2016	0.759%		3,000	(35)	82	(117)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.724%		15,000	(187)	108	(295)

								$(1,615)	$203	$(1,818)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	MYC	5.000%	03/20/2016	3.165%	$	3,000	$209	$101	$108
Assured Guaranty Corp.	GST	5.000%	09/20/2012	4.945%		4,000	8	(60)	68
Assured Guaranty Corp.	GST	5.000%	03/20/2013	5.447%		15,500	(38)	(388)	350
Assured Guaranty Corp.	MYC	5.000%	09/20/2012	4.945%		4,000	8	(30)	38
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.603%		1,000	(43)	(42)	(1)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.629%		1,500	(71)	(60)	(11)
El Paso Corp.	GST	5.000%	09/20/2014	1.077%		1,600	156	(152)	308
First Industrial LP	MYC	5.000%	03/20/2016	3.143%		1,500	105	51	54
First Industrial LP	UAG	5.000%	03/20/2016	3.143%		1,500	104	64	40
General Electric Capital Corp.	CBK	4.100%	12/20/2013	0.779%		1,350	79	0	79
GenOn Energy, Inc.	MYC	5.000%	12/20/2014	7.897%		300	(20)	(30)	10
Rallye S.A.	DUB	5.000%	12/20/2012	1.544%	EUR	3,000	108	236	(128)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	7.916%	$	5,800	(1,883)	(1,049)	(834)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2012	5.926%	JPY	1,650,000	(214)	(2,168)	1,954
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	5.927%		15,000	(4)	(21)	17
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	5.928%		107,700	(45)	(226)	181
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	7.001%		48,000	(40)	(70)	30
Tokyo Electric Power Co., Inc.	GST	1.000%	06/20/2012	5.926%		100,000	(13)	(123)	110
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	5.926%		138,000	(18)	(154)	136
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	7.710%	$	8,500	(734)	(344)	(390)

							$(2,346)	$(4,465)	$2,119

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	BPS	(5.000%	)	12/20/2016	$	19,643	$280	$2,922	$(2,642)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	5,000	475	976	(501)

							$755	$3,898	$(3,143)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$	6,600	$0	$(19)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		6,600	0	(4)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		6,600	0	(19)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		6,600	0	(3)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		13,200	0	(69)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		13,200	0	(23)

								$0	$(137)

Transactions in written call and put options for the period ended March 31, 2012:

	Notional Amount	Premium
Balance at 03/31/2011	$627,800	$1,420
Sales	52,800	0
Closing Buys	(602,800)	(1,360)
Expirations	0	0
Exercised	(25,000)	(60)

Balance at 03/31/2012	$52,800	$0

(l)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$330	$328	0.06%

(m)	Short sales outstanding on March 31, 2012:

Description	Shares	Proceeds	Market Value
Kraft Foods, Inc. ‘A’	89,600	$3,011	$(3,406)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	69

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(n)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	9,768	05/2012	DUB	$138	$0	$138
Sell	CAD	3,705	06/2012	BRC	32	0	32
Sell	EUR	329	04/2012	CBK	0	(18)	(18)
Buy		173	04/2012	DUB	1	0	1
Sell		184	04/2012	HUS	0	(2)	(2)
Buy		86	05/2012	BRC	1	0	1
Sell		22,036	05/2012	BRC	0	(280)	(280)
Buy		1,448	05/2012	CBK	39	0	39
Sell		224	05/2012	DUB	0	(2)	(2)
Buy		123	05/2012	MSC	1	0	1
Buy		947	05/2012	RBC	22	0	22
Sell		34,183	05/2012	UAG	0	(213)	(213)
Buy	GBP	2,755	04/2012	DUB	43	0	43
Sell		2,755	04/2012	GST	0	(89)	(89)
Sell		2,755	05/2012	DUB	0	(43)	(43)
Buy	JPY	259,217	06/2012	BRC	0	(21)	(21)

					$277	$(668)	$(391)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$101,466	$500	$101,966
Corporate Bonds & Notes
Banking & Finance	0	150,536	0	150,536
Industrials	0	348,097	1,459	349,556
Utilities	0	71,585	1,178	72,763
Municipal Bonds & Notes
California	0	1,291	0	1,291
New Jersey	0	424	0	424
New York	0	3,362	0	3,362
Pennsylvania	0	1,690	0	1,690
Texas	0	1,136	0	1,136
Mortgage-Backed Securities	0	18,458	0	18,458
Asset-Backed Securities	0	1,520	19,689	21,209
Common Stocks
Consumer Discretionary	179	0	0	179
Energy	747	0	0	747
Financials	4,573	0	0	4,573
Health Care	0	0	8	8
Information Technology	3,286	0	0	3,286
Telecommunication Services	1,214	0	0	1,214
Convertible Preferred Securities
Banking & Finance	1,150	0	0	1,150
Preferred Securities
Banking & Finance	10,758	14,239	0	24,997

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Short-Term Instruments
U.S. Treasury Bills	$0	$10,144	$0	$10,144
PIMCO Short-Term Floating NAV Portfolios	22,002	0	0	22,002
	$43,909	$723,948	$22,834	$790,691

Short Sales, at value	$(3,406)	$0	$0	$(3,406)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,567	0	3,567
Foreign Exchange Contracts	0	277	0	277
Interest Rate Contracts	204	601	0	805
	$204	$4,445	$0	$4,649

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(17,400)	(390)	(17,790)
Equity Contracts	(338)	0	0	(338)
Foreign Exchange Contracts	0	(668)	0	(668)
Interest Rate Contracts	(505)	(137)	0	(642)
	$(843)	$(18,205)	$(390)	$(19,438)

Totals	$39,864	$710,188	$22,444	$772,496

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Bank Loan Obligations	$0	$500	$0	$0	$0	$0	$0	$0	$500	$0
Corporate Bonds & Notes
Industrials	1,570	0	(129)	0	(47)	65	0	0	1,459	15
Utilities	5,611	0	(4,304)	(23)	(93)	(13)	0	0	1,178	(40)
Asset-Backed Securities	21,131	0	(1,288)	64	6	(224)	0	0	19,689	(230)
Warrants	172	0	(123)	0	40	(89)	0	0	0	0
Common Stocks	0	319	0	0	0	(311)	0	0	8	(312)

	$28,484	$819	$(5,844)	$41	$(94)	$(572)	$0	$0	$22,834	$(567)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$22	$0	$0	$0	$0	$(22)	$0	$0	$0	$0

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$34	$0	$0	$0	$0	$(424)	$0	$0	$(390)	$(424)
Interest Rate Contracts	(343)	0	0	0	211	132	0	0	0	0

	$(309)	$0	$0	$0	$211	$(292)	$0	$0	$(390)	$(424)

Totals	$28,197	$819	$(5,844)	$41	$117	$(886)	$0	$0	$22,444	$(991)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$245	$245
Unrealized appreciation on foreign currency contracts	0	0	0	277	0	277
Unrealized appreciation on OTC swap agreements	0	3,505	0	0	0	3,505

	$0	$3,505	$0	$277	$245	$4,027

Liabilities:
Written options outstanding	$0	$0	$0	$0	$137	$137
Variation margin payable on financial derivative instruments (2)	0	175	67	0	130	372
Unrealized depreciation on foreign currency contracts	0	0	0	668	0	668
Unrealized depreciation on OTC swap agreements	0	6,347	0	0	0	6,347

	$0	$6,522	$67	$668	$267	$7,524

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	71

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

March 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$(1)	$(14)	$(8)	$(23)
Net realized gain (loss) on futures contracts	0	0	(2,185)	0	7,274	5,089
Net realized gain on written options	0	819	0	0	240	1,059
Net realized gain (loss) on swaps	0	21,534	364	0	(6,775)	15,123
Net realized gain on foreign currency transactions	0	0	0	3,276	0	3,276

	$0	$22,353	$(1,822)	$3,262	$731	$24,524

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$(338)	$0	$(319)	$(657)
Net change in unrealized (depreciation) on written options	0	(544)	0	0	(126)	(670)
Net change in unrealized appreciation (depreciation) on swaps	0	(27,282)	0	0	1,360	(25,922)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	4,239	0	4,239

	$0	$(27,826)	$(338)	$4,239	$915	$(23,010)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(639) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(10,780) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(19)	$0	$(19)
BPS	280	(350)	(70)
BRC	(321)	330	9
CBK	(214)	271	57
DUB	(2,092)	2,070	(22)
GLM	(23)	0	(23)
GST	189	(350)	(161)
HUS	(2)	0	(2)
JPM	(93)	0	(93)
MSC	1	0	1
MYC	548	(655)	(107)
RBC	22	0	22
UAG	(2,010)	1,798	(212)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO International Portfolio

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.9%

CORPORATE BONDS & NOTES 2.9%
Commonwealth Bank of Australia
0.974% due 06/25/2014		$3,700	$3,738
4.500% due 02/20/2014	AUD	40,000	41,658
ING Bank Australia Ltd.
4.780% due 03/03/2015		1,000	1,037
National Australia Bank Ltd.
4.750% due 02/12/2014		15,000	15,683

Total Australia (Cost $39,923)			62,116

AUSTRIA 5.6%

SOVEREIGN ISSUES 5.6%
Austria Government Bond
3.800% due 10/20/2013	EUR	35,000	49,008
4.125% due 01/15/2014		50,000	70,832

Total Austria (Cost $119,653)			119,840

CANADA 23.3%

SOVEREIGN ISSUES 23.3%
Canada Government Bond
1.750% due 03/01/2013	CAD	50,000	50,434
3.750% due 06/01/2019 (f)		27,000	30,471
4.000% due 06/01/2041		14,600	18,602
4.250% due 06/01/2018		1,300	1,495
Canada Housing Trust
2.750% due 12/15/2015		100	104
Hydro Quebec
2.000% due 06/30/2016		$4,500	4,633
Province of Ontario Canada
4.000% due 06/02/2021	CAD	22,000	23,800
4.200% due 06/02/2020		54,900	60,389
4.400% due 06/02/2019		50,000	55,799
4.650% due 06/02/2041		67,900	80,797
6.200% due 06/02/2031		7,000	9,588
Province of Quebec Canada
4.250% due 12/01/2021		56,800	62,349
4.500% due 12/01/2018		46,000	51,570
4.500% due 12/01/2020		25,000	27,991
5.000% due 12/01/2041		8,000	9,905
6.250% due 06/01/2032		10,000	13,716

Total Canada (Cost $473,913)			501,643

FINLAND 5.6%

SOVEREIGN ISSUES 5.6%
Finland Government Bond
5.375% due 07/04/2013	EUR	85,000	120,498

Total Finland (Cost $120,064)			120,498

FRANCE 0.6%

CORPORATE BONDS & NOTES 0.2%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	2,900	4,034
Cie de Financement Foncier
4.500% due 01/09/2013		900	1,233

			5,267

SOVEREIGN ISSUES 0.4%
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,783

Total France (Cost $13,222)			13,050

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 18.8%

SOVEREIGN ISSUES 18.8%
Bundesschatzanweisungen
0.500% due 06/15/2012	EUR	100,000	$133,473
1.500% due 03/15/2013		100,000	135,090
Republic of Germany
2.500% due 02/27/2015		95,900	135,876

Total Germany (Cost $402,793)			404,439

NORWAY 0.2%

CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
4.625% due 07/03/2012	EUR	3,100	4,175

Total Norway (Cost $4,551)			4,175

SUPRANATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%
European Investment Bank
1.250% due 09/20/2012	JPY	450,000	5,466

Total Supranational (Cost $5,466)			5,466

SWEDEN 5.3%

SOVEREIGN ISSUES 5.3%
Sweden Government Bond
6.750% due 05/05/2014	SEK	680,000	114,279

Total Sweden (Cost $113,890)			114,279

UNITED KINGDOM 1.5%

CORPORATE BONDS & NOTES 0.2%
Rexam PLC
6.750% due 06/01/2013		$4,000	4,183

SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
4.000% due 03/07/2022	GBP	15,000	27,827
4.250% due 12/07/2046 (f)		364	685

			28,512

Total United Kingdom (Cost $31,115)			32,695

UNITED STATES 12.8%

ASSET-BACKED SECURITIES 3.2%
AFC Home Equity Loan Trust
0.952% due 12/22/2027		$11	8
Ameriquest Mortgage Securities, Inc.
0.472% due 11/25/2035		143	139
Amortizing Residential Collateral Trust
0.822% due 07/25/2032		58	46
0.942% due 10/25/2031		435	330
Argent Securities, Inc.
0.332% due 07/25/2036		1,886	612
Asset-Backed Funding Certificates
0.592% due 06/25/2034		901	643
Asset-Backed Securities Corp. Home Equity
0.322% due 05/25/2037		543	401
Bear Stearns Asset-Backed Securities Trust
0.292% due 11/25/2036		5	5
0.322% due 10/25/2036		146	135
0.332% due 06/25/2047		1,054	1,018
0.442% due 06/25/2036		820	813
0.732% due 06/25/2036		1,900	1,249
0.902% due 10/25/2032		258	220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BNC Mortgage Loan Trust
0.342% due 05/25/2037		$615	$557
Carrington Mortgage Loan Trust
0.292% due 01/25/2037		72	72
0.562% due 10/25/2035		490	453
CIT Group Home Equity Loan Trust
0.512% due 06/25/2033		30	25
Countrywide Asset-Backed Certificates
0.322% due 10/25/2047		106	105
0.342% due 07/25/2037		20,000	17,595
0.342% due 08/25/2037		1,569	1,379
0.342% due 09/25/2037		188	186
0.342% due 05/25/2047		50	49
0.342% due 09/25/2047		475	471
0.432% due 06/25/2036		3,984	3,409
0.982% due 05/25/2032		153	131
Credit Suisse First Boston Mortgage Securities Corp.
0.862% due 01/25/2032		192	148
Credit-Based Asset Servicing and Securitization LLC
0.302% due 11/25/2036		65	25
0.312% due 01/25/2037		428	84
Equity One ABS, Inc.
0.542% due 04/25/2034		536	383
First Franklin Mortgage Loan Asset-Backed Certificates
0.612% due 12/25/2034		10	10
Home Equity Asset Trust
0.842% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.292% due 10/25/2036		56	20
JPMorgan Mortgage Acquisition Corp.
0.392% due 03/25/2037		10,000	7,599
Lehman XS Trust
0.392% due 04/25/2037		224	126
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		28	23
MASTR Asset-Backed Securities Trust
0.372% due 10/25/2036		642	629
Merrill Lynch Mortgage Investors, Inc.
0.322% due 09/25/2037		50	11
Morgan Stanley ABS Capital
0.302% due 05/25/2037		203	175
0.332% due 01/25/2037		20,000	7,120
0.342% due 11/25/2036		14,200	7,703
Park Place Securities, Inc.
0.502% due 09/25/2035		185	164
Securitized Asset-Backed Receivables LLC
0.282% due 01/25/2037		88	76
SLM Student Loan Trust
2.060% due 04/25/2023		14,732	15,145
Soundview Home Equity Loan Trust
0.302% due 11/25/2036		380	108
Structured Asset Securities Corp.
0.642% due 05/25/2034		17	15
1.742% due 04/25/2035		29	24
Washington Mutual Asset-Backed Certificates
0.302% due 10/25/2036		70	44

			69,684

CORPORATE BONDS & NOTES 3.0%
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,000	5,337
Bank of America Corp.
0.832% due 10/14/2016		$10,000	8,719
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,762

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	73

Schedule of Investments PIMCO International Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		$7,000	$7,403
Cardinal Health, Inc.
6.000% due 06/15/2017		2,600	2,979
Citigroup, Inc.
6.500% due 08/19/2013		300	318
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	4,991
Maytag Corp.
5.000% due 05/15/2015		5,700	5,902
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		100	103
Mohawk Industries, Inc.
6.375% due 01/15/2016		6,000	6,660
Morgan Stanley
1.525% due 05/02/2014	EUR	100	127
SSIF Nevada LP
1.267% due 04/14/2014		$10,900	10,823
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	5,825

			64,949

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
2.597% due 10/25/2034		32	29
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 10/25/2035		216	188
Bear Stearns Alt-A Trust
2.555% due 01/25/2036		2,757	1,416
2.755% due 08/25/2036^		73	37
2.762% due 02/25/2036^		234	106
Citigroup Mortgage Loan Trust, Inc.
2.682% due 08/25/2035		183	173
Countrywide Alternative Loan Trust
0.402% due 02/25/2047		313	195
0.422% due 02/20/2047		12,335	6,118
0.422% due 05/25/2047		2,010	1,199
0.432% due 08/25/2046		481	265
0.432% due 11/25/2046		837	510
0.452% due 03/20/2046		1,041	556
0.502% due 12/25/2035		136	99
0.522% due 12/25/2035		529	356
0.522% due 02/25/2037		346	189
0.542% due 08/25/2035		1,137	696
0.542% due 12/25/2035		2,069	1,187
0.562% due 11/25/2035		14,499	8,329
0.592% due 09/25/2035		4,075	2,493
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 05/25/2035		399	271
0.532% due 03/25/2035		1,744	1,002
0.532% due 04/25/2035		22	14
0.542% due 03/25/2035		126	81
0.562% due 03/25/2035		10,080	5,496
0.572% due 02/25/2035		31	23
0.622% due 09/25/2034		35	23
2.754% due 08/25/2034		119	94
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		43	46
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		500	553
Deutsche ALT-A Securities, Inc.
0.342% due 10/25/2036		10	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Downey Savings & Loan Association Mortgage Loan Trust
0.452% due 03/19/2045	$1,615	$1,091
0.502% due 08/19/2045	595	398
0.572% due 09/19/2045	3,401	2,118
Greenpoint Mortgage Funding Trust
0.322% due 10/25/2046	154	146
0.322% due 01/25/2047^	63	61
0.472% due 06/25/2045	3,652	2,184
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.432% due 01/19/2038	919	597
0.462% due 05/19/2035	2,012	1,283
0.482% due 06/19/2035	985	667
0.482% due 01/19/2036	264	143
0.482% due 03/19/2036	3,681	2,041
0.492% due 01/19/2036	4,707	2,867
0.552% due 11/19/2035	634	415
0.572% due 09/19/2035	53	32
0.582% due 06/20/2035	153	127
Nomura Asset Acceptance Corp.
2.696% due 10/25/2035	71	49
Residential Accredit Loans, Inc.
0.452% due 04/25/2046	259	108
Sequoia Mortgage Trust
0.592% due 10/19/2026	29	27
0.592% due 07/20/2033	2,698	2,524
1.100% due 10/20/2034	954	807
Structured Asset Mortgage Investments, Inc.
0.822% due 07/19/2034	15	13
Thornburg Mortgage Securities Trust
0.782% due 03/25/2044	253	207
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	302	291
WaMu Mortgage Pass-Through Certificates
0.472% due 04/25/2045	181	146
0.532% due 10/25/2045	73	59
0.552% due 01/25/2045	43	36
0.562% due 01/25/2045	45	38
0.562% due 07/25/2045	45	36
0.969% due 12/25/2046	325	237
1.159% due 08/25/2046	41,967	27,702
1.359% due 11/25/2042	7	6
1.559% due 08/25/2042	30	24
2.474% due 02/27/2034	27	27
2.724% due 10/25/2046	100	77
2.724% due 11/25/2046	889	672
Wells Fargo Mortgage-Backed Securities Trust
2.631% due 03/25/2036	260	226
2.651% due 04/25/2036	47	45
2.700% due 09/25/2034	493	499

		79,775

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.362% due 03/25/2034	32	32
0.392% due 08/25/2034	20	19
0.592% due 09/25/2042	84	83
0.642% due 06/25/2029	12	12
2.245% due 12/01/2034	29	30
2.497% due 11/01/2034	104	111
2.633% due 12/01/2030	4	4
6.000% due 07/25/2044	50	56

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.060% due 03/01/2023		$412	$484
7.000% due 09/25/2023		54	62
8.800% due 01/25/2019		80	91
Freddie Mac
0.392% due 09/25/2035		3,900	3,877
0.472% due 02/15/2019		4,964	4,959
0.522% due 09/25/2031		58	54
0.692% due 12/15/2031		4	4
1.355% due 10/25/2044		192	192
1.369% due 02/25/2045		89	85
1.562% due 07/25/2044		59	60
2.483% due 10/01/2036		155	165
4.500% due 02/15/2020		92	95
5.000% due 12/15/2031		728	741
6.500% due 07/15/2028		1,051	1,206
Ginnie Mae
1.625% due 08/20/2022 - 09/20/2026		354	366
2.000% due 09/20/2024 - 11/20/2024		396	410
2.375% due 03/20/2022 - 06/20/2030		1,243	1,288
6.000% due 08/20/2034		787	948
7.500% due 02/16/2030		1,332	1,578
Small Business Administration
4.625% due 02/01/2025		96	105
5.090% due 10/01/2025		51	57

			17,174

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Notes
1.375% due 02/28/2019		46,000	45,335

Total United States (Cost $347,131)			276,917

SHORT-TERM INSTRUMENTS 25.7%

JAPAN TREASURY BILLS 5.6%
0.100% due 04/27/2012 - 05/14/2012 (a)	JPY	10,000,000	120,805

NETHERLANDS TREASURY BILLS 5.6%
0.008% due 06/29/2012	EUR	90,000	120,026

U.S. TREASURY BILLS 0.3%
0.081% due 04/05/2012 - 10/18/2012 (a)(c)(e)		$6,261	6,259

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 14.2%
PIMCO Short-Term Floating NAV Portfolio		30,600,364	306,646

Total Short-Term Instruments (Cost $560,737)			553,736

Total Investments 102.6% (Cost $2,232,458)			$2,208,854

Other Assets and Liabilities (Net) (2.6%)			(55,555)

Net Assets 100.0%			$2,153,299

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $2,898 have been pledged as collateral as of March 31, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $231,786 at a weighted average interest rate of 0.690%. On March 31, 2012, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $3,361 and cash of $240 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Bond June Futures	Long	06/2012	887	$111

(f)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $5,301 and cash of $3 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month CAD Bank Bill	2.500%	06/18/2022	CAD	121,000	$(1,295)	$(425)

(g)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.361%	$	5,000	$(139)	$147	$(286)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.163%		3,500	(19)	0	(19)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.380%		2,600	(31)	11	(42)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	2.776%		4,600	388	(70)	458
Kraft Foods, Inc.	BOA	(0.460%	)	12/20/2013	0.172%		3,500	(18)	0	(18)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.449%		6,000	(26)	326	(352)
Rexam PLC	CBK	(4.000%	)	06/20/2013	0.280%		4,000	(189)	0	(189)
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	4.713%		2,400	183	100	83
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.265%		5,000	(68)	566	(634)
Whirlpool Corp.	DUB	(0.650%	)	06/20/2015	1.174%		5,700	93	4	89

								$174	$1,084	$(910)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	1.500%	12/19/2016	RBC	CAD	125,000	$(1,791)	$(2,046)	$255
Pay	3-Month CAD Bank Bill	2.500%	12/19/2021	BOA		190,000	178	(342)	520
Pay	3-Month CAD Bank Bill	2.500%	12/19/2021	RBC		125,000	117	(548)	665
Pay	6-Month GBP-LIBOR	2.500%	09/19/2022	UAG	GBP	45,000	(320)	(318)	(2)

							$(1,816)	$(3,254)	$1,438

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	75

Schedule of Investments PIMCO International Portfolio (Cont.)

(h)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	125,110	04/2012	FBF	$4,278	$0	$4,278
Buy	CAD	181,488	04/2012	CBK	226	0	226
Sell		414,187	04/2012	CBK	319	(228)	91
Sell		232,699	04/2012	RBC	1,362	0	1,362
Sell		232,699	04/2012	UAG	1,883	0	1,883
Buy	EUR	268	04/2012	BRC	0	0	0
Sell		143,636	04/2012	BRC	0	(1,098)	(1,098)
Sell		1,818	04/2012	BSN	0	(43)	(43)
Buy		5,614	04/2012	CBK	76	0	76
Sell		269,659	04/2012	CBK	0	(2,579)	(2,579)
Buy		1,057	04/2012	DUB	7	0	7
Sell		41,410	04/2012	DUB	0	(809)	(809)
Buy		50,116	04/2012	MSC	297	0	297
Buy		1,910	04/2012	RBC	50	0	50
Sell		94,917	04/2012	RYL	0	(2,137)	(2,137)
Buy		580	04/2012	UAG	9	0	9
Sell		130,647	04/2012	UAG	0	(2,681)	(2,681)
Sell		8,402	05/2012	JPM	181	0	181
Buy	GBP	99,690	04/2012	BRC	1,517	0	1,517
Buy		1,845	04/2012	CBK	26	0	26
Buy		41,380	04/2012	DUB	796	0	796
Buy		22,423	04/2012	FBL	117	0	117
Sell		111,942	04/2012	FBL	0	(1,696)	(1,696)
Buy		29,274	04/2012	GSC	9	0	9
Sell		111,943	04/2012	HUS	0	(2,054)	(2,054)
Buy		29,273	04/2012	UAG	395	0	395
Sell		41,361	05/2012	BRC	0	(802)	(802)
Sell		30,582	05/2012	DUB	0	(474)	(474)
Sell		22,423	05/2012	FBL	0	(117)	(117)
Sell		29,274	05/2012	GSC	0	(9)	(9)
Sell		29,273	05/2012	UAG	0	(395)	(395)
Buy		31,595	06/2012	UAG	718	0	718
Sell	JPY	822,498	05/2012	BRC	859	0	859
Sell		949,081	05/2012	DUB	997	0	997
Sell		228,421	05/2012	JPM	240	0	240
Sell		1,000,000	05/2012	UAG	925	0	925
Sell		10,746,221	06/2012	BRC	873	0	873
Buy	KRW	2,217,764	07/2012	UAG	0	(19)	(19)
Buy	SEK	11,492	05/2012	BRC	21	0	21

					$16,181	$(15,141)	$1,040

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$62,116	$0	$62,116
Austria
Sovereign Issues	0	119,840	0	119,840
Canada
Sovereign Issues	0	501,643	0	501,643
Finland
Sovereign Issues	0	120,498	0	120,498
France
Corporate Bonds & Notes	0	5,267	0	5,267
Sovereign Issues	0	7,783	0	7,783
Germany
Sovereign Issues	0	404,439	0	404,439
Norway
Corporate Bonds & Notes	0	4,175	0	4,175

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Supranational
Corporate Bonds & Notes	$0	$5,466	$0	$5,466
Sweden
Sovereign Issues	0	114,279	0	114,279
United Kingdom
Corporate Bonds & Notes	0	4,183	0	4,183
Sovereign Issues	0	28,512	0	28,512
United States
Asset-Backed Securities	0	69,684	0	69,684
Corporate Bonds & Notes	0	64,949	0	64,949
Mortgage-Backed Securities	0	79,775	0	79,775
U.S. Government Agencies	0	17,174	0	17,174
U.S. Treasury Obligations	0	45,335	0	45,335
Short-Term Instruments
Japan Treasury Bills	0	120,805	0	120,805
Netherlands Treasury Bills	0	120,026	0	120,026

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
U.S. Treasury Bills	$0	$6,259	$0	$6,259
PIMCO Short-Term Floating NAV Portfolios	306,646	0	0	306,646
	$306,646	$1,902,208	$0	$2,208,854

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	630	0	630
Foreign Exchange Contracts	0	16,181	0	16,181
Interest Rate Contracts	111	1,440	0	1,551
	$111	$18,251	$0	$18,362

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(1,540)	$0	$(1,540)
Foreign Exchange Contracts	0	(15,141)	0	(15,141)
Interest Rate Contracts	0	(425)	(2)	(427)
	$0	$(17,106)	$(2)	$(17,108)

Totals	$306,757	$1,903,353	$(2)	$2,210,108

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$0	$0	$0	$(2)	$0	$0	$(2)	$(2)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$745	$745
Unrealized appreciation on foreign currency contracts	0	0	0	16,181	0	16,181
Unrealized appreciation on OTC swap agreements	0	630	0	0	1,440	2,070

	$0	$630	$0	$16,181	$2,185	$18,996

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$572	$572
Unrealized depreciation on foreign currency contracts	0	0	0	15,141	0	15,141
Unrealized depreciation on OTC swap agreements	0	1,540	0	0	2	1,542

	$0	$1,540	$0	$15,141	$574	$17,255

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	77

Schedule of Investments PIMCO International Portfolio (Cont.)

March 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$82,164	$82,164
Net realized gain (loss) on swaps	0	(382)	0	0	214,825	214,443
Net realized (loss) on foreign currency transactions	0	0	0	(32,855)	0	(32,855)

	$0	$(382)	$0	$(32,855)	$296,989	$263,752

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$1,687	$1,687
Net change in unrealized appreciation on swaps	0	111	0	0	1,212	1,323
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,499)	0	(1,499)

	$0	$111	$0	$(1,499)	$2,899	$1,511

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $111 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(425) as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Expenses (1)
BOA	$505	$(1,250)	$(745)
BRC	1,370	(1,120)	250
BSN	(43)	0	(43)
CBK	(2,349)	380	(1,969)
DUB	579	(560)	19
FBF	2,582	(3,440)	(858)
HUS	(2,054)	849	(1,205)
JPM	421	(440)	(19)
MSC	297	(1,800)	(1,503)
RBC	(262)	(280)	(542)
RYL	(2,137)	1,669	(468)
UAG	489	(1,070)	(581)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
CSC Holdings LLC
1.991% due 03/29/2016	$23,405	$23,274
Delphi Corp.
3.500% due 03/31/2017	3,906	3,911
Dollar General Corp.
2.991% - 3.558% due 07/07/2014	1,000	1,003
Fresenius Medical Care U.S. Finance, Inc.
1.845% due 03/31/2013	6,895	6,897
3.250% due 09/10/2014	1,986	1,987
NRG Energy, Inc.
4.000% due 07/01/2018	7,940	7,938
Rockwood Specialties Group, Inc.
3.500% due 02/10/2018	1,180	1,189
RPI Finance Trust
4.000% due 05/10/2018	4,466	4,477
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,980	1,982

Total Bank Loan Obligations (Cost $52,804)		52,658

CORPORATE BONDS & NOTES 80.9%

BANKING & FINANCE 54.0%
Abbey National Treasury Services PLC
2.137% due 04/25/2014	3,100	3,011
AGFC Capital Trust
6.000% due 01/15/2067	3,080	1,417
AgriBank FCB
9.125% due 07/15/2019	500	635
Ally Financial, Inc.
6.750% due 12/01/2014	100	104
American Express Co.
6.150% due 08/28/2017	4,180	4,916
6.800% due 09/01/2066	3,405	3,486
7.000% due 03/19/2018	30,000	36,866
7.250% due 05/20/2014	1,000	1,126
American Express Credit Corp.
7.300% due 08/20/2013	4,600	4,979
American International Group, Inc.
4.250% due 05/15/2013	1,000	1,023
5.050% due 10/01/2015	1,000	1,066
5.450% due 05/18/2017	9,390	10,115
5.850% due 01/16/2018	40,785	44,452
6.820% due 11/15/2037	10,000	10,737
8.175% due 05/15/2068	117,100	124,536
8.250% due 08/15/2018	5,000	6,016
ANZ National International Ltd.
3.125% due 08/10/2015	10,000	10,228
6.200% due 07/19/2013	23,000	24,174
AXA S.A.
6.463% due 12/29/2049	10,000	8,775
Banco Bradesco S.A.
2.598% due 05/16/2014	2,500	2,540
Banco Santander Chile
1.811% due 04/20/2012	11,400	11,401
Bank of America Corp.
0.832% due 10/14/2016	4,100	3,575
0.974% due 09/11/2012	600	599
4.750% due 08/01/2015	700	734
5.375% due 06/15/2014	1,100	1,150
5.625% due 10/14/2016	450	479
5.625% due 07/01/2020	20,000	20,878
5.650% due 05/01/2018	17,215	18,396
5.750% due 12/01/2017	13,105	14,069
6.000% due 09/01/2017	23,800	25,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 08/01/2016	$3,440	$3,785
7.375% due 05/15/2014	3,475	3,774
7.625% due 06/01/2019	915	1,056
Bank of America N.A.
0.754% due 06/15/2016	3,600	3,197
6.000% due 06/15/2016	100	107
Bank of New York Mellon Corp.
4.950% due 11/01/2012	425	436
Bank One Capital
8.750% due 09/01/2030	75	103
Barclays Bank PLC
6.050% due 12/04/2017	20,000	20,658
6.750% due 05/22/2019	900	1,036
10.179% due 06/12/2021	45,800	54,322
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,047
Bear Stearns Cos. LLC
4.650% due 07/02/2018	18,837	20,149
5.550% due 01/22/2017	7,630	8,432
6.400% due 10/02/2017	39,795	46,378
7.250% due 02/01/2018	28,800	34,762
BNP Paribas
6.950% due 07/22/2013	3,850	3,999
BNP Paribas S.A.
1.482% due 01/10/2014	5,000	4,899
5.186% due 06/29/2049	9,200	8,050
7.195% due 06/29/2049	5,600	5,026
BPCE S.A.
2.277% due 02/07/2014	6,300	6,162
2.375% due 10/04/2013	1,700	1,672
Branch Banking & Trust Co.
0.794% due 09/13/2016	6,100	5,749
Cantor Fitzgerald LP
7.875% due 10/15/2019	6,640	6,622
Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	13,342
Capital One Capital
8.875% due 05/15/2040	4,000	4,038
Capital One Financial Corp.
5.500% due 06/01/2015	10,000	10,927
CBA Capital Trust
6.024% due 03/29/2049	8,665	8,237
Citigroup Capital
8.300% due 12/21/2077	60,000	60,720
Citigroup, Inc.
0.811% due 11/05/2014	5,000	4,796
2.203% due 05/15/2018	4,080	3,882
4.750% due 05/19/2015	3,800	4,004
5.000% due 09/15/2014	12,000	12,434
5.500% due 04/11/2013	7,510	7,795
5.850% due 07/02/2013	900	942
5.850% due 12/11/2034	3,000	3,069
5.875% due 05/29/2037	100	103
6.000% due 08/15/2017	12,000	13,354
6.010% due 01/15/2015	179	195
6.125% due 11/21/2017	14,960	16,714
6.125% due 05/15/2018	790	886
6.375% due 08/12/2014	2,300	2,497
6.500% due 08/19/2013	585	619
8.125% due 07/15/2039	8,000	10,373
8.500% due 05/22/2019	624	770
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,157
Countrywide Financial Corp.
6.250% due 05/15/2016	4,140	4,317
Credit Agricole S.A.
2.011% due 01/21/2014	8,700	8,507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Danske Bank A/S
5.914% due 12/29/2049 (e)	$10,100	$9,292
Duke Realty LP
8.250% due 08/15/2019	4,100	5,069
Export-Import Bank of Korea
4.000% due 01/29/2021	6,700	6,624
4.125% due 09/09/2015	2,400	2,529
5.875% due 01/14/2015	200	219
FIA Card Services N.A.
7.125% due 11/15/2012	1,300	1,333
FUEL Trust
3.984% due 12/15/2022	2,000	2,031
4.207% due 10/15/2022	17,496	17,969
General Electric Capital Corp.
0.594% due 06/20/2013	12,400	12,283
6.750% due 03/15/2032	9,900	11,833
Genworth Global Funding Trusts
0.757% due 04/15/2014	100	96
Goldman Sachs Group, Inc.
0.924% due 03/22/2016	6,700	6,122
1.080% due 01/12/2015	500	475
5.125% due 01/15/2015	7,000	7,455
5.350% due 01/15/2016	300	318
5.375% due 03/15/2020	7,700	7,838
5.500% due 11/15/2014	281	301
5.750% due 10/01/2016	21,497	23,285
5.950% due 01/18/2018	18,875	20,352
6.150% due 04/01/2018	35,000	37,790
6.250% due 09/01/2017	24,245	26,599
6.450% due 05/01/2036	4,700	4,550
6.750% due 10/01/2037	10,000	9,775
7.500% due 02/15/2019	30,000	34,313
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	7,200	7,488
6.375% due 04/15/2021	2,000	2,073
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,112
HBOS Capital Funding LP
6.071% due 06/29/2049	14,500	10,404
HBOS PLC
6.000% due 11/01/2033	1,265	962
6.750% due 05/21/2018	32,280	30,327
HCP, Inc.
5.650% due 12/15/2013	400	425
6.300% due 09/15/2016	250	281
HSBC Bank USA N.A.
7.000% due 01/15/2039	5,600	6,542
HSBC Capital Funding LP
4.610% due 12/29/2049	10,000	9,651
HSBC Finance Corp.
0.918% due 06/01/2016	800	726
6.676% due 01/15/2021	6,100	6,520
HSBC Holdings PLC
5.100% due 04/05/2021	21,300	23,060
6.500% due 05/02/2036	5,100	5,674
6.500% due 09/15/2037	225	253
7.625% due 05/17/2032	1,230	1,374
International Lease Finance Corp.
5.250% due 01/10/2013	5,000	5,075
6.500% due 09/01/2014	10,000	10,612
6.750% due 09/01/2016	13,030	14,024
7.125% due 09/01/2018	7,500	8,212
Intesa Sanpaolo SpA
2.892% due 02/24/2014	20,000	19,518
JPMorgan Chase & Co.
4.250% due 10/15/2020	3,000	3,076
4.625% due 05/10/2021	10,000	10,466

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	79

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.150% due 10/01/2015		$200	$218
7.900% due 04/29/2049		23,800	26,164
JPMorgan Chase Bank N.A.
0.804% due 06/13/2016		25,750	23,949
5.875% due 06/13/2016		2,150	2,380
6.000% due 10/01/2017		10,000	11,453
JPMorgan Chase Capital
1.420% due 09/30/2034		3,000	2,282
6.550% due 09/15/2066		1,200	1,212
6.950% due 08/01/2066		200	202
7.000% due 11/01/2039		375	382
LBG Capital PLC
7.875% due 11/01/2020		8,800	8,008
8.500% due 12/29/2049		20,000	16,400
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017^		8,150	2,425
6.875% due 05/02/2018^		16,693	5,091
6.875% due 07/17/2037^		2,100	1
7.500% due 05/11/2038^		10,000	3
7.875% due 05/08/2018^	GBP	16,500	8,063
Lehman Brothers Holdings, Inc. CPI Linked Bond
0.000% due 05/12/2014^		$5,190	1,479
Lloyds TSB Bank PLC
2.911% due 01/24/2014		4,000	3,986
5.800% due 01/13/2020		10,000	10,283
6.375% due 01/21/2021		2,500	2,687
Loews Corp.
5.250% due 03/15/2016		2,000	2,213
Macquarie Group Ltd.
7.300% due 08/01/2014		6,050	6,488
MassMutual Global Funding
2.875% due 04/21/2014		100	103
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		500	522
5.450% due 02/05/2013		900	926
5.571% due 10/04/2012		9,100	9,176
5.700% due 05/02/2017		210	216
6.400% due 08/28/2017		26,100	28,489
6.875% due 04/25/2018		65,000	72,333
6.875% due 11/15/2018		1,200	1,337
MetLife, Inc.
5.000% due 11/24/2013		700	744
6.400% due 12/15/2066		30	29
6.750% due 06/01/2016		1,565	1,861
Morgan Stanley
0.883% due 01/09/2014		21,100	20,075
1.015% due 10/18/2016		13,250	11,390
1.047% due 10/15/2015		8,498	7,653
4.100% due 01/26/2015		400	402
5.500% due 07/24/2020		15,000	14,659
5.550% due 04/27/2017		2,630	2,694
5.625% due 09/23/2019		3,900	3,859
5.950% due 12/28/2017		325	335
6.000% due 04/28/2015		10,000	10,474
6.250% due 08/28/2017		1,900	2,003
6.625% due 04/01/2018		43,000	45,324
MUFG Capital Finance Ltd.
6.346% due 07/29/2049		7,080	7,469
National City Bank
5.250% due 12/15/2016		3,000	3,217
Nordea Bank AB
3.125% due 03/20/2017		17,310	17,344
3.700% due 11/13/2014		390	407
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		200	211
Pacific Life Insurance Co.
9.250% due 06/15/2039		12,000	15,549

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Principal Life Income Funding Trusts
5.300% due 04/24/2013	$200	$209
QBE Capital Funding Ltd.
7.250% due 05/24/2041	5,000	4,720
Rabobank Group
11.000% due 12/29/2049	22,000	28,082
RCI Banque S.A.
2.451% due 04/11/2014	4,900	4,739
4.600% due 04/12/2016	12,500	12,558
Regions Bank
6.450% due 06/26/2037	750	754
7.500% due 05/15/2018	3,050	3,485
Regions Financial Corp.
0.644% due 06/26/2012	6,000	5,984
4.875% due 04/26/2013	4,700	4,829
7.375% due 12/10/2037	1,000	1,002
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	7,180
Royal Bank of Scotland Group PLC
1.281% due 04/11/2016	9,500	7,742
2.913% due 08/23/2013	2,700	2,701
4.375% due 03/16/2016	75	77
4.875% due 08/25/2014	200	208
4.875% due 03/16/2015	990	1,030
5.000% due 05/17/2015	5,061	5,117
5.625% due 08/24/2020	15,000	15,482
6.125% due 01/11/2021	425	455
6.400% due 10/21/2019	450	472
6.990% due 10/29/2049	26,135	21,431
7.640% due 03/29/2049	600	414
SL Green Realty Corp.
5.000% due 08/15/2018	6,000	6,114
SLM Corp.
0.860% due 01/27/2014	3,454	3,300
5.000% due 10/01/2013	8,700	8,917
5.000% due 04/15/2015	300	305
5.050% due 11/14/2014	500	513
5.125% due 08/27/2012	8,000	8,061
5.375% due 05/15/2014	18,500	19,113
5.625% due 08/01/2033	2,000	1,708
6.250% due 01/25/2016	10,000	10,407
8.000% due 03/25/2020	10,000	10,825
8.450% due 06/15/2018	10,780	12,074
SMFG Preferred Capital Ltd.
9.500% due 07/29/2049	14,000	16,520
Societe Generale S.A.
5.750% due 04/20/2016	19,735	19,649
State Street Capital Trust
1.474% due 06/01/2077	15,500	11,464
5.464% due 01/29/2049	5,981	6,008
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,339	2,393
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	7,100	7,318
Tiers Trust
8.125% due 09/15/2017	445	493
UBS AG
5.750% due 04/25/2018	30,000	32,880
5.875% due 12/20/2017	14,000	15,537
UBS Preferred Funding Trust
6.243% due 05/29/2049	15,000	14,662
USB Capital
3.500% due 10/29/2049	16,250	12,547
Wachovia Bank N.A.
0.804% due 03/15/2016	4,000	3,784
Wachovia Capital Trust
5.570% due 03/29/2049	25,010	23,728

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Corp.
0.744% due 06/15/2017	$10,000	$9,485
0.893% due 10/28/2015	5,250	5,005
WEA Finance LLC
5.125% due 11/15/2014	4,000	4,263
Wells Fargo & Co.
7.980% due 03/29/2049	17,800	19,469
Wells Fargo Bank N.A.
0.708% due 05/16/2016	8,000	7,629
4.750% due 02/09/2015	2,875	3,086
Wells Fargo Capital
5.950% due 12/01/2086	9,000	9,172
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,332
7.375% due 03/15/2032	24,000	25,578

		2,139,014

INDUSTRIALS 18.0%
Altria Group, Inc.
9.250% due 08/06/2019	12,000	16,155
9.950% due 11/10/2038	10,056	15,303
10.200% due 02/06/2039	19,200	29,782
American Airlines Pass-Through Trust
5.250% due 07/31/2022	4,126	4,208
American Tower Corp.
4.500% due 01/15/2018	500	526
7.250% due 05/15/2019	1,800	2,081
Anadarko Petroleum Corp.
6.200% due 03/15/2040	10,000	11,338
6.375% due 09/15/2017	2,400	2,854
7.950% due 06/15/2039	3,000	4,010
8.700% due 03/15/2019	7,000	9,203
Anheuser-Busch Cos. LLC
4.375% due 01/15/2013	550	566
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	700	709
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	3,879
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,500	14,582
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	2,079	2,178
BG Energy Capital PLC
4.000% due 10/15/2021	8,000	8,356
BP AMI Leasing, Inc.
5.523% due 05/08/2019	1,650	1,873
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,343
5.650% due 05/01/2017	1,960	2,283
8.125% due 04/15/2020	7,000	9,079
Cameron International Corp.
1.414% due 06/02/2014	2,000	2,004
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	2,800	3,418
Cigna Corp.
6.150% due 11/15/2036	50	56
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	57
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	58
Comcast Corp.
5.850% due 11/15/2015	125	144
5.875% due 02/15/2018	10,000	11,847
6.300% due 11/15/2017	225	272
6.500% due 01/15/2017	1,527	1,829
7.050% due 03/15/2033	5,000	6,121

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	$13,730	$14,280
6.000% due 07/12/2020	1,631	1,615
7.250% due 05/10/2021	834	934
7.707% due 10/02/2022	31	34
Covidien International Finance S.A.
6.000% due 10/15/2017	175	210
COX Communications, Inc.
5.500% due 10/01/2015	125	142
5.875% due 12/01/2016	100	115
Crown Castle Towers LLC
6.113% due 01/15/2040	200	223
CVS Pass-Through Trust
6.943% due 01/10/2030	13,206	15,239
7.507% due 01/10/2032	192	230
DCP Midstream Operating LP
3.250% due 10/01/2015	3,000	3,012
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	674	730
7.750% due 06/17/2021	15,590	17,772
8.021% due 02/10/2024	428	436
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	6,000	8,250
9.250% due 06/01/2032	12,000	17,691
Dow Chemical Co.
7.375% due 11/01/2029	275	356
8.550% due 05/15/2019	6,942	9,108
9.400% due 05/15/2039	3,000	4,615
El Paso Corp.
7.800% due 08/01/2031	41,285	47,028
8.050% due 10/15/2030	9,200	10,645
El Paso Natural Gas Co.
8.375% due 06/15/2032	150	184
Encana Corp.
6.625% due 08/15/2037	8,000	8,714
Energy Transfer Partners LP
8.500% due 04/15/2014	3,848	4,350
9.000% due 04/15/2019	3,482	4,323
9.700% due 03/15/2019	2,820	3,609
Enterprise Products Operating LLC
4.600% due 08/01/2012	1,000	1,013
6.500% due 01/31/2019	3,000	3,564
7.550% due 04/15/2038	200	256
ERAC USA Finance LLC
2.250% due 01/10/2014	2,100	2,114
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	5,000	5,326
7.900% due 05/15/2019	4,000	4,847
Georgia-Pacific LLC
5.400% due 11/01/2020	10,000	11,178
7.700% due 06/15/2015	150	175
8.250% due 05/01/2016	8,000	8,826
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	6,017
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	745
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	10,800	10,366
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,102
International Paper Co.
7.500% due 08/15/2021	210	265
Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,755
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	7,000	7,783
7.300% due 08/15/2033	5,500	6,340

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Foods, Inc.
6.250% due 06/01/2012	$731	$737
Lorillard Tobacco Co.
8.125% due 06/23/2019	2,100	2,610
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	29,100	29,441
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,148
Petrobras International Finance Co.
5.375% due 01/27/2021	15,000	16,220
5.875% due 03/01/2018	8,350	9,405
6.125% due 10/06/2016	80	91
7.875% due 03/15/2019	3,500	4,335
Plains All American Pipeline LP
8.750% due 05/01/2019	3,700	4,825
Pride International, Inc.
6.875% due 08/15/2020	15,000	18,316
8.500% due 06/15/2019	7,700	10,137
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019	230	290
Reynolds American, Inc.
6.750% due 06/15/2017	14,800	17,646
7.250% due 06/15/2037	7,000	8,170
Roche Holdings, Inc.
5.000% due 03/01/2014	127	137
Rockies Express Pipeline LLC
5.625% due 04/15/2020	39,025	33,562
6.250% due 07/15/2013	6,330	6,457
6.850% due 07/15/2018	7,295	6,857
Rohm and Haas Co.
6.000% due 09/15/2017	10,740	12,376
RZD Capital Ltd.
5.739% due 04/03/2017	10,050	10,691
Southwestern Energy Co.
4.100% due 03/15/2022	10,000	9,929
TCI Communications, Inc.
8.750% due 08/01/2015	127	157
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	2,000	2,009
4.949% due 01/15/2015	12,000	12,382
Time Warner Entertainment Co. LP
10.150% due 05/01/2012	250	252
Time Warner, Inc.
7.625% due 04/15/2031	505	647
7.700% due 05/01/2032	185	241
TransCanada PipeLines Ltd.
6.350% due 05/15/2067	500	517
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,926
6.000% due 03/15/2018	3,200	3,546
6.500% due 11/15/2020	15,044	16,844
6.800% due 03/15/2038	4,400	4,923
7.375% due 04/15/2018	3,364	3,872
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,900	3,045
UAL Equipment Trust AB
10.850% due 02/19/2015^	590	242
UAL Pass-Through Trust
9.750% due 07/15/2018	1,753	2,007
10.020% due 03/22/2014^	482	165
10.125% due 03/22/2015^	1,277	463
UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	145
Universal Health Services, Inc.
7.125% due 06/30/2016	500	568
Vivendi S.A.
6.625% due 04/04/2018	12,175	13,691

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WellPoint, Inc.
5.250% due 01/15/2016	$250	$280
Wesfarmers Ltd.
2.983% due 05/18/2016	3,900	3,993
Williams Cos., Inc.
7.875% due 09/01/2021	113	141
Williams Partners LP
7.250% due 02/01/2017	350	422
Woodside Finance Ltd.
4.600% due 05/10/2021	16,000	16,666
8.750% due 03/01/2019	100	127

		714,059

UTILITIES 8.9%
AEP Texas Central Co.
6.650% due 02/15/2033	300	362
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	5,125
6.103% due 06/27/2012	2,500	2,515
7.700% due 08/07/2013	1,760	1,893
8.700% due 08/07/2018	12,600	15,545
Alabama Power Co.
5.500% due 10/15/2017	300	353
AT&T Corp.
8.000% due 11/15/2031	905	1,272
AT&T, Inc.
5.600% due 05/15/2018	4,300	5,091
6.150% due 09/15/2034	8,000	9,234
6.550% due 02/15/2039	300	365
BellSouth Corp.
6.550% due 06/15/2034	8,000	9,137
BP Capital Markets PLC
3.200% due 03/11/2016	5,000	5,302
5.250% due 11/07/2013	50	53
British Telecommunications PLC
9.625% due 12/15/2030	3,300	4,857
Bruce Mansfield Unit
6.850% due 06/01/2034	1,648	1,762
BVPS Funding Corp.
8.890% due 06/01/2017	1,019	1,123
Cedar Brakes LLC
9.875% due 09/01/2013	209	216
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,986
Dominion Resources, Inc.
6.000% due 11/30/2017	500	600
Duke Energy Carolinas LLC
5.625% due 11/30/2012	175	181
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,536
Entergy Corp.
5.125% due 09/15/2020	3,900	3,934
Entergy Louisiana LLC
6.500% due 09/01/2018	360	428
Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,744
FirstEnergy Corp.
7.375% due 11/15/2031	288	355
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	142
6.510% due 03/07/2022	650	712
8.146% due 04/11/2018	10,000	11,773
9.250% due 04/23/2019	8,900	11,036
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	14,044
10.500% due 03/25/2014	17,750	20,211

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	81

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GG1C Funding Corp.
5.129% due 01/15/2014	$819	$856
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,349
Jersey Central Power & Light Co.
7.350% due 02/01/2019	3,000	3,758
Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,484
Korea Electric Power Corp.
3.000% due 10/05/2015	1,700	1,728
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	800	868
Metropolitan Edison Co.
7.700% due 01/15/2019	155	193
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	246
Nevada Power Co.
7.125% due 03/15/2019	2,000	2,514
NGPL PipeCo LLC
6.514% due 12/15/2012	27,718	26,752
7.119% due 12/15/2017	41,295	37,663
7.768% due 12/15/2037	4,000	3,434
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,354
Ohio Power Co.
6.000% due 06/01/2016	45	51
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,391
PNPP Funding Corp.
9.120% due 05/30/2016	798	848
PSEG Power LLC
5.320% due 09/15/2016	16,000	17,851
8.625% due 04/15/2031	6,400	9,088
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,728
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	509
4.750% due 02/16/2021	1,500	1,558
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,682
Telecom Italia Capital S.A.
5.250% due 11/15/2013	800	824
Telstra Corp. Ltd.
4.800% due 10/12/2021	7,000	7,620
TNK-BP Finance S.A.
7.250% due 02/02/2020	9,300	10,811
7.500% due 07/18/2016	4,200	4,757
7.875% due 03/13/2018	26,650	31,181
Utility Contract Funding LLC
7.944% due 10/01/2016	366	394
Virginia Electric and Power Co.
5.000% due 06/30/2019	5,000	5,734

		351,336

Total Corporate Bonds & Notes (Cost $2,990,833)		3,204,409

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.2%
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	5,000	5,806

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	6,045

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	$795	$1,125

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	620	868

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	3,500	3,925

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	925

Total Municipal Bonds & Notes (Cost $16,305)		18,694

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
4.000% due 09/01/2040 - 12/01/2040	26,248	27,547
Freddie Mac
5.000% due 01/30/2014 (f)	1,800	1,952
5.000% due 07/15/2014	600	662
Ginnie Mae
8.500% due 08/15/2030	34	42

Total U.S. Government Agencies (Cost $29,960)		30,203

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bonds
3.750% due 08/15/2041 (d)(g)	43,900	47,295
5.500% due 08/15/2028	100	134
U.S. Treasury Inflation Protected Securities
2.500% due 01/15/2029 (b)(d)(g)	1,056	1,394
U.S. Treasury Notes
2.000% due 02/15/2022	45,200	44,317

Total U.S. Treasury Obligations (Cost $97,012)		93,140

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.324% due 01/15/2046	2,600	2,887
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	6,000	6,203

Total Mortgage-Backed Securities (Cost $8,636)		9,090

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019	800	822
MASTR Asset-Backed Securities Trust
0.322% due 05/25/2037	47	45

Total Asset-Backed Securities (Cost $791)		867

SOVEREIGN ISSUES 0.3%
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,480

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Societe Financement de l’Economie Francaise
0.767% due 07/16/2012	$10,700	$10,720

Total Sovereign Issues (Cost $12,120)		12,200

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%
Wells Fargo & Co.
7.500% due 12/31/2049	27,300	30,486

Total Convertible Preferred Securities (Cost $21,287)		30,486

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	8,000	218
Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	3,882
Lehman Brothers Holdings, Inc.
5.670% due 12/31/2049 ^	5,200	1

Total Preferred Securities (Cost $5,440)		4,101

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.2%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$3,910	3,910

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $3,989. Repurchase proceeds are $3,910.)

U.S. TREASURY BILLS 0.1%
0.113% due 04/12/2012 - 03/07/2013 (a)(d)	2,782	2,781

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 11.0%
PIMCO Short-Term Floating NAV Portfolio	43,499,095	435,904

Total Short-Term Instruments (Cost $442,511)		442,595

PURCHASED OPTIONS (i) 0.0%
(Cost $144)		0

Total Investments 98.4% (Cost $3,677,843)		$3,898,443

Written Options (j) (0.1%) (Premiums $3,658)		(2,366)

Other Assets and Liabilities (Net) 1.7%		65,244

Net Assets 100.0%		$3,961,321

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $5,766 have been pledged as collateral as of March 31, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $11,748 at a weighted average interest rate of (0.193%). On March 31, 2012, securities valued at $2,300 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $1,184 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	282	$(470)

(g)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $6,820 and cash of $11 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value	Unrealized Appreciation/)
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$	259,000	$2,026	$4,145
CDX.IG-18 5-Year Index	1.000%	06/20/2017		158,400	726	76

					$2,752	$4,221

(h)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RYL	(0.810%	)	12/20/2015	0.338%	$	2,500	$(44)	$0	$(44)
Bank of America Corp.	CBK	(1.000%	)	12/20/2016	2.300%		5,000	280	204	76
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.162%		1,000	(18)	19	(37)
Citigroup, Inc.	DUB	(1.000%	)	06/20/2016	2.343%		5,000	267	383	(116)
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.925%		2,000	24	0	24
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	3.204%		4,000	388	0	388
CSX Corp.	BPS	(1.000%	)	03/20/2014	0.223%		400	(6)	5	(11)
Dow Chemical Co.	CBK	(1.000%	)	06/20/2019	1.589%		2,500	95	225	(130)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.462%		2,000	14	0	14
Merrill Lynch & Co., Inc.	UAG	(2.300%	)	06/20/2018	2.598%		1,300	20	0	20
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.340%		500	11	33	(22)

								$1,031	$869	$162

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	HUS	1.000%	03/20/2016	2.299%	$	3,000	$(145)	$(154)	$9
Alcoa, Inc.	MYC	1.000%	03/20/2016	2.299%		18,200	(880)	(618)	(262)
American Express Co.	JPM	2.750%	03/20/2014	0.300%		400	20	0	20
American International Group, Inc.	BRC	1.150%	06/20/2013	0.824%		7,100	31	0	31
American International Group, Inc.	DUB	1.920%	03/20/2013	0.757%		7,000	84	0	84
American International Group, Inc.	DUB	1.430%	06/20/2013	0.824%		25,000	198	0	198
American International Group, Inc.	RYL	1.200%	06/20/2013	0.824%		1,700	9	0	9
ArcelorMittal	BPS	1.000%	03/20/2016	4.274%		2,100	(244)	(102)	(142)
ArcelorMittal	BRC	1.000%	03/20/2016	4.274%		6,200	(720)	(304)	(416)
ArcelorMittal	FBF	1.000%	03/20/2016	4.274%		5,600	(650)	(286)	(364)
ArcelorMittal	GST	1.000%	03/20/2016	4.274%		500	(58)	(27)	(31)
Bank of America Corp.	JPM	1.000%	09/20/2012	1.426%		100	0	(4)	4
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2015	1.131%		10,000	(41)	(433)	392
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.039%		5,000	(3)	(62)	59

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	83

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	1.131%	$	20,000	$(81)	$(563)	$482
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.623%		1,700	22	(10)	32
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.623%		600	8	(3)	11
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.623%		10,300	137	(42)	179
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.623%		5,500	73	(13)	86
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.770%		1,900	18	4	14
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.770%		2,300	21	4	17
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.798%		10,700	92	94	(2)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.166%		6,600	29	(113)	142
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.770%		2,700	25	5	20
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.965%		10,600	18	(89)	107
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.924%		5,100	15	(44)	59
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.965%		13,700	22	(129)	151
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.876%		5,100	22	(31)	53
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.965%		4,900	8	(36)	44
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.876%		14,000	60	(160)	220
Brazil Government International Bond	UAG	1.000%	06/20/2015	0.876%		3,150	13	(38)	51
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.854%		3,000	17	9	8
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.805%		2,100	15	(7)	22
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.805%		4,100	28	(14)	42
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.854%		1,800	10	6	4
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.805%		8,500	60	(40)	100
Canadian Natural Resources Ltd.	SOG	1.000%	12/20/2015	0.854%		100	0	0	0
Canadian Natural Resources Ltd.	UAG	1.000%	03/20/2017	1.073%		10,000	(32)	(86)	54
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.644%		3,400	48	47	1
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.644%		2,200	31	30	1
China Government International Bond	BRC	1.000%	06/20/2015	0.696%		2,000	20	38	(18)
China Government International Bond	CBK	1.000%	09/20/2015	0.762%		8,600	73	107	(34)
China Government International Bond	DUB	1.000%	09/20/2015	0.762%		12,000	102	108	(6)
China Government International Bond	DUB	1.000%	12/20/2015	0.819%		600	5	11	(6)
China Government International Bond	HUS	1.000%	06/20/2015	0.696%		2,100	22	37	(15)
China Government International Bond	HUS	1.000%	09/20/2015	0.762%		2,000	17	26	(9)
China Government International Bond	RYL	1.000%	06/20/2015	0.696%		10,000	100	194	(94)
China Government International Bond	UAG	1.000%	06/20/2015	0.696%		9,000	91	175	(84)
Citigroup, Inc.	BRC	0.290%	09/20/2012	0.832%		20,000	(50)	0	(50)
Citigroup, Inc.	JPM	0.290%	09/20/2012	0.832%		20,000	(50)	0	(50)
Citigroup, Inc.	MYC	1.500%	06/20/2013	1.029%		1,500	9	0	9
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.924%		3,400	10	(17)	27
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	1.036%		2,400	(3)	0	(3)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	0.924%		4,000	12	(23)	35
Emirate of Abu Dhabi Government International Bond	GST	1.000%	09/20/2015	0.924%		1,000	3	(4)	7
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.924%		2,000	6	(8)	14
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.924%		8,200	24	(44)	68
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.003%		200	0	(2)	2
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.003%		400	0	(1)	1
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.003%		500	1	0	1
Encana Corp.	FBF	1.000%	03/20/2017	1.932%		20,000	(858)	(951)	93
Encana Corp.	UAG	1.000%	03/20/2017	1.932%		15,000	(643)	(682)	39
Ensco PLC	FBF	1.000%	03/20/2014	0.653%		7,000	50	(52)	102
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.395%		9,500	(148)	(102)	(46)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	0.372%		100	1	2	(1)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.557%		200	16	0	16
General Electric Capital Corp.	BPS	1.500%	03/20/2013	0.491%		25,000	260	0	260
General Electric Capital Corp.	BRC	0.630%	12/20/2012	0.380%		4,200	9	0	9
General Electric Capital Corp.	BRC	1.450%	03/20/2013	0.491%		4,500	45	0	45
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.557%		25,000	233	0	233
General Electric Capital Corp.	BRC	4.450%	12/20/2013	0.779%		13,000	843	0	843
General Electric Capital Corp.	CBK	1.310%	03/20/2013	0.491%		12,000	102	0	102
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.380%		5,430	30	0	30
General Electric Capital Corp.	DUB	4.820%	12/20/2013	0.779%		24,500	1,748	0	1,748
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.212%		1,300	(10)	(105)	95
Goldman Sachs Group, Inc.	RYL	1.600%	03/20/2013	1.548%		4,600	5	0	5
Goldman Sachs Group, Inc.	UAG	0.900%	09/20/2012	1.466%		10,000	(24)	0	(24)
JPMorgan Chase & Co.	RYL	1.050%	03/20/2013	0.237%		4,500	38	0	38
MetLife, Inc.	BOA	1.000%	09/20/2015	1.801%		35,000	(924)	(2,615)	1,691
MetLife, Inc.	DUB	1.000%	09/20/2015	1.801%		15,000	(395)	(855)	460

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	FBF	1.000%	09/20/2015	1.801%	$	10,000	$(264)	$(858)	$594
MetLife, Inc.	JPM	1.000%	09/20/2015	1.801%		1,000	(26)	(59)	33
MetLife, Inc.	UAG	1.000%	03/20/2016	1.913%		10,400	(354)	(162)	(192)
Mexico Government International Bond	BRC	1.000%	06/20/2015	0.820%		2,000	12	(1)	13
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.872%		12,700	60	(162)	222
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.915%		7,800	27	(123)	150
Mexico Government International Bond	CBK	1.000%	06/20/2015	0.820%		10,000	61	(48)	109
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.872%		2,200	11	(22)	33
Mexico Government International Bond	JPM	1.000%	09/20/2015	0.872%		300	2	(4)	6
Mexico Government International Bond	UAG	1.000%	06/20/2015	0.820%		5,100	31	(32)	63
Morgan Stanley	GST	4.100%	06/20/2012	2.218%		30,000	172	0	172
Morgan Stanley	GST	0.900%	09/20/2012	2.219%		4,400	(26)	0	(26)
Morgan Stanley	RYL	2.000%	03/20/2013	2.362%		4,700	(13)	0	(13)
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.662%		3,600	46	(15)	61
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.662%		6,600	84	(21)	105
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.408%		25,000	(381)	(390)	9
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	1.408%		1,000	(15)	(19)	4
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	0.499%		2,900	11	14	(3)
Prudential Financial, Inc.	UAG	1.000%	12/20/2012	0.499%		7,100	29	(61)	90
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.994%		400	0	0	0
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.994%		2,000	1	0	1
Republic of Korea	BRC	1.000%	09/20/2015	0.852%		2,700	14	(17)	31
Republic of Korea	BRC	1.000%	12/20/2015	0.908%		2,700	10	29	(19)
Republic of Korea	JPM	1.000%	06/20/2015	0.786%		3,100	22	27	(5)
Republic of Korea	JPM	1.000%	09/20/2015	0.852%		1,500	8	(6)	14
Republic of Korea	UAG	1.000%	06/20/2015	0.786%		15,600	111	163	(52)
Republic of Korea	UAG	1.000%	09/20/2015	0.852%		9,500	51	(32)	83
Republic of Korea	UAG	1.000%	12/20/2015	0.908%		9,500	36	83	(47)
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.544%		1,800	35	13	22
Russia Government International Bond	JPM	1.000%	06/20/2015	1.407%		6,800	(85)	(110)	25
Russia Government International Bond	MYC	1.000%	06/20/2015	1.407%		1,700	(22)	(26)	4
Shell International Finance BV	DUB	1.000%	06/20/2016	0.489%		1,400	30	28	2
Shell International Finance BV	JPM	1.000%	03/20/2016	0.465%		6,900	148	133	15
Teck Resources Ltd.	BRC	1.000%	12/20/2015	1.261%		3,300	(30)	(49)	19
Teck Resources Ltd.	BRC	1.000%	03/20/2016	1.327%		8,000	(97)	(19)	(78)
Telefonica Europe BV	JPM	1.000%	09/20/2012	1.277%		10,000	(10)	(95)	85
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.412%		4,200	74	26	48
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.412%		3,300	59	16	43
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.170%		795	8	6	2
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.170%		200	2	2	0
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.759%		800	9	(36)	45

							$(1,109)	$(9,799)	$8,690

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	85

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

(i)	Purchased options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$	37,800	$144	$0

(j)	Written options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	319	$167	$(52)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	319	79	(28)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	103	30	(3)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	801	270	(215)

				$546	$(298)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	37,800	$134	$(94)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		37,800	134	(82)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		26,800	56	(33)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		26,800	56	(15)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		37,800	52	(7)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		37,800	52	(56)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		1,844,200	1,314	(952)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		1,844,200	1,314	(829)

								$3,112	$(2,068)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	0	$0	$0
Sales	2,894	4,154,300	5,014
Closing Buys	(1,352)	(261,100)	(1,356)
Expirations	0	0	0
Exercised	0	0	0

Balance at 03/31/2012	1,542	$3,893,200	$3,658

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$52,658	$0	$52,658
Corporate Bonds & Notes
Banking & Finance	0	2,138,803	211	2,139,014
Industrials	0	669,434	44,625	714,059
Utilities	0	349,574	1,762	351,336
Municipal Bonds & Notes
California	0	5,806	0	5,806
Illinois	0	6,045	0	6,045
New Jersey	0	1,125	0	1,125
New York	0	868	0	868
Texas	0	3,925	0	3,925
Utah	0	925	0	925
U.S. Government Agencies	0	30,203	0	30,203

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
U.S. Treasury Obligations	$0	$93,140	$0	$93,140
Mortgage-Backed Securities	0	9,090	0	9,090
Asset-Backed Securities	0	867	0	867
Sovereign Issues	0	12,200	0	12,200
Convertible Preferred Securities
Banking & Finance	30,486	0	0	30,486
Preferred Securities
Banking & Finance	4,101	0	0	4,101
Short-Term Instruments
Repurchase Agreements	0	3,910	0	3,910
U.S. Treasury Bills	0	2,781	0	2,781
PIMCO Short-Term Floating NAV Portfolios	435,904	0	0	435,904

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Purchased Options
Interest Rate Contracts	$0	$0	$0	$0
	$470,491	$3,381,354	$46,598	$3,898,443

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	15,525	0	15,525

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(2,452)	$0	$(2,452)
Interest Rate Contracts	(470)	(2,366)	0	(2,836)
	$(470)	$(4,818)	$0	$(5,288)

Totals	$470,021	$3,392,061	$46,598	$3,908,680

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$21,753	$0	$(1,890)	$(1)	$(1,110)	$(2,141)	$0	$(16,400)	$211	$3
Industrials	53,727	8,021	(18,488)	(321)	11	2,111	0	(436)	44,625	2,137
Utilities	0	0	0	0	0	0	1,762	0	1,762	0
Short-Term Instruments
Short-Term Notes	989	0	0	1	0	10	0	(1,000)	0	0

	$76,469	$8,021	$(20,378)	$(321)	$(1,099)	$(20)	$1,762	$(17,836)	$46,598	$2,140

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$269	$0	$0	$0	$269
Unrealized appreciation on OTC swap agreements	0	11,304	0	0	0	11,304

	$0	$11,573	$0	$0	$0	$11,573

Liabilities:
Written options outstanding	$0	$0	$0	$0	$2,366	$2,366
Variation margin payable on financial derivative instruments (2)	0	0	0	0	119	119
Unrealized depreciation on OTC swap agreements	0	2,452	0	0	0	2,452

	$0	$2,452	$0	$0	$2,485	$4,937

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	87

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

March 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$1,639	$1,639
Net realized gain on written options	0	817	0	0	402	1,219
Net realized gain on swaps	0	3,090	0	0	0	3,090

	$0	$3,907	$0	$0	$2,041	$5,948

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(144)	$(144)
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(548)	(548)
Net change in unrealized appreciation on written options	0	0	0	0	1,292	1,292
Net change in unrealized (depreciation) on swaps	0	(1,858)	0	0	0	(1,858)

	$0	$(1,858)	$0	$0	$600	$(1,258)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(470) and open centrally cleared swaps cumulative appreciation/(depreciation) of $4,221 as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1,100)	$941	$(159)
BPS	10	0	10
BRC	499	(720)	(221)
CBK	486	(340)	146
DUB	2,226	(2,360)	(134)
FBF	(1,741)	1,799	58
GST	221	(380)	(159)
HUS	(85)	90	5
JPM	334	(270)	64
MYC	(770)	530	(240)
RYL	(1,493)	1,367	(126)
UAG	(733)	742	9

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
Delos Aircraft, Inc.
7.000% due 03/17/2016		$2,300	$2,314
Delphi Corp.
3.500% due 03/31/2017		814	815

Total Bank Loan Obligations (Cost $3,081)			3,129

CORPORATE BONDS & NOTES 71.9%

BANKING & FINANCE 24.0%
Allstate Corp.
6.500% due 05/15/2067		7,425	7,332
American Express Co.
6.800% due 09/01/2066		4,500	4,607
8.150% due 03/19/2038		34,906	51,542
American International Group, Inc.
4.250% due 05/15/2013		225	230
5.600% due 10/18/2016		1,500	1,626
5.850% due 01/16/2018		2,524	2,751
8.175% due 05/15/2068		10,000	10,635
8.250% due 08/15/2018		4,300	5,174
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	13,624
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	4,000	5,529
6.000% due 01/22/2020		$10,200	11,500
Banco Santander Brasil S.A.
4.500% due 04/06/2015		700	716
4.625% due 02/13/2017		300	302
Bank of America Corp.
4.750% due 04/03/2017	EUR	4,000	5,534
5.625% due 07/01/2020		$7,700	8,038
5.650% due 05/01/2018		32,100	34,302
5.750% due 12/01/2017		5,000	5,368
5.875% due 01/05/2021		3,700	3,919
5.875% due 02/07/2042		10,100	10,051
6.000% due 09/01/2017		7,610	8,296
6.500% due 08/01/2016		1,610	1,772
7.000% due 06/15/2016	EUR	2,100	3,163
7.625% due 06/01/2019		$22,860	26,390
Bank One Corp.
8.000% due 04/29/2027		3,600	4,451
Barclays Bank PLC
6.050% due 12/04/2017		4,000	4,132
10.179% due 06/12/2021		10,940	12,975
14.000% due 11/29/2049	GBP	800	1,574
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,475
BBVA Bancomer S.A.
6.500% due 03/10/2021		24,585	25,753
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,139
6.400% due 10/02/2017		20,000	23,309
7.250% due 02/01/2018		14,100	17,019
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	8,980
BNP Paribas S.A.
5.186% due 06/29/2049		6,100	5,337
7.195% due 06/29/2049		17,300	15,527
7.781% due 06/29/2049	EUR	4,000	5,175
BPCE S.A.
5.250% due 07/29/2049		4,150	4,373
Cantor Fitzgerald LP
7.875% due 10/15/2019		$6,690	6,672
Capital One Bank USA N.A.
8.800% due 07/15/2019		9,500	11,628

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Capital One Capital
8.875% due 05/15/2040		$36,025	$36,369
10.250% due 08/15/2039		6,769	6,989
Caterpillar Financial Australia Ltd.
5.230% due 06/14/2013	AUD	4,000	4,141
CBA Capital Trust
6.024% due 03/29/2049		$4,000	3,803
Chubb Corp.
6.375% due 03/29/2067		1,000	1,037
6.500% due 05/15/2038		200	260
Citigroup Capital
8.300% due 12/21/2077		7,600	7,691
Citigroup, Inc.
1.041% due 08/25/2036		1,000	664
5.850% due 12/11/2034		8,500	8,694
5.875% due 05/29/2037		4,527	4,651
6.000% due 08/15/2017		20,000	22,257
6.125% due 11/21/2017		3,000	3,352
6.125% due 05/15/2018		1,600	1,795
6.625% due 06/15/2032		900	924
8.125% due 07/15/2039		120,487	156,229
8.500% due 05/22/2019		11,000	13,577
Countrywide Capital
8.050% due 06/15/2027		2,680	2,734
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	5,000	5,478
8.375% due 10/29/2049		$5,520	5,161
DNB Bank ASA
3.200% due 04/03/2017 (a)		2,160	2,170
Export-Import Bank of Korea
8.125% due 01/21/2014		2,000	2,213
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		15,000	14,337
First Union Capital
7.950% due 11/15/2029		1,000	1,071
General Electric Capital Corp.
0.773% due 10/06/2015		600	577
0.911% due 05/05/2026		2,300	1,881
0.983% due 08/15/2036		4,000	2,948
5.875% due 01/14/2038		86,663	95,316
6.150% due 08/07/2037		8,385	9,500
6.875% due 01/10/2039		33,964	41,966
General Electric Capital Services, Inc.
7.500% due 08/21/2035		5,368	6,949
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		15,000	15,268
5.950% due 01/15/2027		210	210
6.000% due 06/15/2020		300	316
6.125% due 02/15/2033		7,400	7,344
6.150% due 04/01/2018		4,700	5,075
6.250% due 09/01/2017		23,600	25,892
6.250% due 02/01/2041		11,100	10,969
6.450% due 05/01/2036		4,000	3,872
6.750% due 10/01/2037		47,600	46,531
7.500% due 02/15/2019		86,050	98,423
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		8,400	8,736
HBOS PLC
1.170% due 09/30/2016		1,000	774
1.469% due 03/29/2016	EUR	1,054	1,118
6.000% due 11/01/2033		$3,500	2,661
6.750% due 05/21/2018		20,623	19,375
HCP, Inc.
6.750% due 02/01/2041		4,700	5,507
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	31,248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank USA N.A.
7.000% due 01/15/2039		$8,600	$10,047
HSBC Capital Funding LP
4.610% due 12/29/2049		4,600	4,439
10.176% due 12/29/2049		2,122	2,822
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,056
HSBC Finance Corp.
6.676% due 01/15/2021		19,400	20,736
HSBC Holdings PLC
5.100% due 04/05/2021		46,600	50,451
6.100% due 01/14/2042		29,550	34,402
6.500% due 05/02/2036		13,300	14,798
6.500% due 09/15/2037		2,100	2,358
6.800% due 06/01/2038		6,700	7,676
7.350% due 11/27/2032		2,400	2,610
7.625% due 05/17/2032		7,700	8,600
International Lease Finance Corp.
5.750% due 05/15/2016		500	500
7.125% due 09/01/2018		30,700	33,616
Intesa Sanpaolo SpA
6.500% due 02/24/2021		10,000	9,674
JPMorgan Chase & Co.
4.250% due 10/15/2020		24,600	25,223
4.400% due 07/22/2020		13,400	13,921
4.625% due 05/10/2021		25,000	26,166
4.950% due 03/25/2020		6,100	6,588
5.400% due 01/06/2042		32,400	34,424
5.600% due 07/15/2041		27,300	29,851
6.000% due 01/15/2018		1,000	1,158
6.300% due 04/23/2019		12,100	13,998
6.400% due 05/15/2038		29,824	35,485
7.900% due 04/29/2049		27,587	30,327
JPMorgan Chase Bank N.A.
0.804% due 06/13/2016		2,100	1,953
JPMorgan Chase Capital
1.420% due 09/30/2034		2,000	1,521
6.450% due 01/15/2087		2,500	2,512
6.550% due 09/15/2066		500	505
6.800% due 10/01/2037		1,099	1,111
6.950% due 08/01/2066		1,000	1,008
7.000% due 11/01/2039		200	204
Lloyds TSB Bank PLC
5.800% due 01/13/2020		7,300	7,507
6.375% due 01/21/2021		45,099	48,475
Macquarie Bank Ltd.
6.625% due 04/07/2021		37,200	37,392
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,400	3,407
Merrill Lynch & Co., Inc.
1.306% due 05/30/2014	EUR	6,200	7,858
6.400% due 08/28/2017		$2,045	2,232
6.875% due 04/25/2018		86,320	96,058
6.875% due 11/15/2018		2,500	2,786
7.750% due 05/14/2038		15,700	17,143
MetLife Capital Trust
9.250% due 04/08/2068		12,700	15,367
MetLife, Inc.
6.375% due 06/15/2034		250	308
Morgan Stanley
1.321% due 03/01/2013	EUR	700	924
1.657% due 04/13/2016		450	531
5.375% due 08/10/2020		3,500	4,642
5.500% due 07/24/2020		$17,700	17,298
5.625% due 09/23/2019		29,500	29,193
5.750% due 01/25/2021		10,000	9,831

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	89

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 04/01/2018		$8,100	$8,538
7.300% due 05/13/2019		40,410	43,536
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,590	11,438
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		3,150	4,363
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		16,000	20,332
New York Life Insurance Co.
6.750% due 11/15/2039		9,750	12,222
Nordea Bank AB
3.125% due 03/20/2017		2,690	2,695
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		29,900	35,222
Pacific Life Insurance Co.
9.250% due 06/15/2039		87,156	112,931
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		4,000	4,701
Prudential Financial, Inc.
6.200% due 11/15/2040		9,800	11,030
6.625% due 12/01/2037		3,000	3,466
Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	10,332
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	9,440
Rabobank Capital Funding Trust
5.254% due 12/29/2049		500	491
Rabobank Group
5.250% due 05/24/2041		39,500	40,397
6.875% due 03/19/2020	EUR	17,200	22,194
11.000% due 12/29/2049		$14,800	18,890
Regions Bank
6.450% due 06/26/2037		15,395	15,472
Regions Financial Corp.
7.375% due 12/10/2037		5,470	5,484
Royal Bank of Scotland Group PLC
4.350% due 01/23/2017	EUR	5,000	5,832
4.875% due 08/25/2014		$5,000	5,199
4.875% due 01/20/2017	EUR	900	1,248
5.000% due 05/17/2015		$10,038	10,149
5.500% due 03/23/2020	EUR	8,100	11,098
6.934% due 04/09/2018		11,359	14,256
7.500% due 04/29/2024	GBP	4,000	7,166
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$3,200	3,408
7.750% due 05/29/2018		5,600	6,373
Santander Issuances S.A.U.
5.750% due 01/31/2018	GBP	4,000	5,086
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,000	1,036
5.499% due 07/07/2015		5,850	6,223
Simon Property Group LP
6.750% due 02/01/2040		5,000	6,151
SLM Corp.
0.860% due 01/27/2014		200	191
1.206% due 06/17/2013	EUR	3,800	4,916
3.125% due 09/17/2012		3,100	4,139
4.280% due 01/26/2015 (l)	HKD	15,000	1,910
4.875% due 12/17/2012	GBP	600	954
5.000% due 10/01/2013		$3,320	3,403
5.125% due 08/27/2012		700	705
5.375% due 01/15/2013		2,200	2,244
5.375% due 05/15/2014		2,525	2,609
5.625% due 08/01/2033		27,845	23,784
6.250% due 01/25/2016		8,100	8,430
8.000% due 03/25/2020		9,300	10,067
8.450% due 06/15/2018		10,200	11,424

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Capital Trust
5.464% due 01/29/2049		$100	$100
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		57,405	71,131
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	195	341
UBS AG
4.875% due 08/04/2020		$5,500	5,724
5.750% due 04/25/2018		22,725	24,907
5.875% due 12/20/2017		4,600	5,105
UBS Preferred Funding Trust
6.243% due 05/29/2049		800	782
Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	6,476
6.600% due 01/15/2038		6,302	7,527
Wachovia Corp.
0.893% due 10/28/2015		8,000	7,626
0.937% due 10/15/2016		1,400	1,303
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,894
Wells Fargo & Co.
5.375% due 02/07/2035		4,900	5,232
Wells Fargo Bank N.A.
5.950% due 08/26/2036		1,500	1,644
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,140
Weyerhaeuser Co.
6.875% due 12/15/2033		4,825	4,893
6.950% due 10/01/2027		4,500	4,733
7.375% due 10/01/2019		13,000	14,938
7.375% due 03/15/2032		57,086	60,839
7.950% due 03/15/2025		800	886

			2,635,061

INDUSTRIALS 36.4%
AGL Capital Corp.
5.875% due 03/15/2041		7,500	8,821
Alcoa, Inc.
5.900% due 02/01/2027		9,300	9,374
5.950% due 02/01/2037		18,631	18,137
Altria Group, Inc.
9.250% due 08/06/2019		800	1,077
9.700% due 11/10/2018		5,900	8,025
9.950% due 11/10/2038		26,845	40,852
10.200% due 02/06/2039		67,415	104,572
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		40,400	47,180
American Airlines Pass-Through Trust
5.250% due 07/31/2022		8,005	8,165
8.625% due 04/15/2023		2,000	2,110
10.375% due 01/02/2021		37,350	40,618
Amgen, Inc.
4.950% due 10/01/2041		800	780
5.150% due 11/15/2041		80,850	81,225
5.650% due 06/15/2042		11,710	12,528
6.375% due 06/01/2037		1,150	1,321
6.400% due 02/01/2039		19,700	22,816
Anadarko Holding Co.
7.150% due 05/15/2028		14,050	15,955
Anadarko Petroleum Corp.
6.200% due 03/15/2040		33,450	37,924
6.375% due 09/15/2017		4,200	4,995
6.450% due 09/15/2036		10,700	12,393
7.000% due 11/15/2027		1,000	1,079
7.950% due 06/15/2039		35,960	48,066

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	$400	$528
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	20,790	31,554
Apache Corp.
5.100% due 09/01/2040	2,100	2,294
ArcelorMittal
7.000% due 10/15/2039	44,395	42,423
Archer-Daniels-Midland Co.
5.765% due 03/01/2041	20,000	24,109
Asciano Finance Ltd.
6.000% due 04/07/2023	22,500	23,006
Aviation Capital Group Corp.
7.125% due 10/15/2020	22,900	23,030
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	4,249	4,451
Barrick Gold Corp.
5.250% due 04/01/2042 (a)	19,200	19,021
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,575
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	32,764
7.500% due 09/15/2038	6,200	7,776
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	14,469	15,959
BG Energy Capital PLC
5.125% due 10/15/2041	4,000	4,297
Boston Scientific Corp.
5.450% due 06/15/2014	4,500	4,868
6.000% due 01/15/2020	5,100	5,861
7.000% due 11/15/2035	39,807	47,711
7.375% due 01/15/2040	48,582	61,560
Braskem Finance Ltd.
5.750% due 04/15/2021	3,775	3,971
7.000% due 05/07/2020	1,200	1,355
7.375% due 10/29/2049	5,000	5,087
Burlington Northern Santa Fe LLC
5.050% due 03/01/2041	10,900	11,377
5.750% due 05/01/2040	10,000	11,424
6.530% due 07/15/2037	2,500	2,957
7.290% due 06/01/2036	800	1,010
7.950% due 08/15/2030	600	817
Cameron International Corp.
5.950% due 06/01/2041	12,800	14,549
7.000% due 07/15/2038	16,804	21,284
Canadian National Railway Co.
6.375% due 11/15/2037	100	127
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	10,700	13,081
6.500% due 02/15/2037	2,500	3,101
6.750% due 02/01/2039	18,600	23,873
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	20,400	20,583
6.000% due 04/01/2042	2,700	2,704
Caterpillar, Inc.
8.250% due 12/15/2038	100	152
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,570
Cenovus Energy, Inc.
6.750% due 11/15/2039	24,900	32,151
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	22,400	23,800
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,903
Comcast Corp.
5.650% due 06/15/2035	10,000	10,931

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.400% due 03/01/2040	$64,600	$79,490
6.450% due 03/15/2037	7,300	8,741
6.550% due 07/01/2039	52,960	64,832
6.950% due 08/15/2037	23,700	30,022
7.050% due 03/15/2033	6,000	7,346
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,620	6,885
6.000% due 07/12/2020	1,919	1,900
7.250% due 05/10/2021	7,137	7,993
9.000% due 01/08/2018	6,193	7,060
Corning, Inc.
5.750% due 08/15/2040	6,800	7,525
COX Communications, Inc.
6.450% due 12/01/2036	1,781	2,045
8.375% due 03/01/2039	42,240	59,503
Crown Castle Towers LLC
6.113% due 01/15/2040	44,300	49,298
CSN Islands Corp.
6.875% due 09/21/2019	9,700	11,075
CSN Resources S.A.
6.500% due 07/21/2020	10,200	11,475
CSX Corp.
5.500% due 04/15/2041	15,949	17,321
6.220% due 04/30/2040	5,560	6,607
CVS Caremark Corp.
6.125% due 09/15/2039	10,000	11,688
CVS Pass-Through Trust
5.773% due 01/10/2033	8,725	9,284
5.880% due 01/10/2028	3,446	3,672
5.926% due 01/10/2034	17,993	19,279
6.036% due 12/10/2028	2,593	2,851
6.943% due 01/10/2030	8,681	10,017
7.507% due 01/10/2032	21,282	25,562
8.353% due 07/10/2031	1,143	1,448
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020 (f)	3,384	3,570
6.200% due 01/02/2020	899	973
7.750% due 06/17/2021	14,238	16,231
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	72,550	99,759
Devon Energy Corp.
7.950% due 04/15/2032	11,900	16,730
Devon Financing Corp. ULC
7.875% due 09/30/2031	7,047	9,727
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039	11,000	12,252
DIRECTV Holdings LLC
6.000% due 08/15/2040	4,400	4,701
6.375% due 03/01/2041	22,200	25,068
Discovery Communications LLC
4.375% due 06/15/2021	8,000	8,613
Dolphin Energy Ltd.
5.500% due 12/15/2021	300	318
Dow Chemical Co.
5.250% due 11/15/2041	14,000	14,470
9.400% due 05/15/2039	45,009	69,246
Ecolab, Inc.
5.500% due 12/08/2041	15,600	16,929
El Paso Natural Gas Co.
8.375% due 06/15/2032	12,400	15,192
Encana Corp.
5.150% due 11/15/2041	22,050	20,356
6.500% due 08/15/2034	300	319
6.500% due 02/01/2038	20,250	21,655
6.625% due 08/15/2037	16,982	18,497
Energy Transfer Partners LP
6.625% due 10/15/2036	7,000	7,265

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 07/01/2038	$20,100	$22,837
9.700% due 03/15/2019	886	1,134
Enterprise Products Operating LLC
6.125% due 10/15/2039	5,000	5,634
7.550% due 04/15/2038	4,000	5,128
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	814	904
Georgia-Pacific LLC
5.400% due 11/01/2020	6,600	7,378
8.250% due 05/01/2016	3,000	3,310
8.875% due 05/15/2031	2,750	3,711
Gerdau Holdings, Inc.
7.000% due 01/20/2020	7,300	8,448
Gerdau Trade, Inc.
5.750% due 01/30/2021	20,200	21,499
Gilead Sciences, Inc.
5.650% due 12/01/2041	17,130	18,309
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	20,000	19,196
GTL Trade Finance, Inc.
7.250% due 10/20/2017	9,500	10,992
Hess Corp.
6.000% due 01/15/2040	3,500	4,011
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	6,106
7.125% due 08/01/2039	26,900	34,224
Home Depot, Inc.
5.400% due 09/15/2040	15,400	17,426
Hospira, Inc.
5.600% due 09/15/2040	900	873
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	2,750	3,038
International Paper Co.
6.000% due 11/15/2041	7,400	8,037
7.300% due 11/15/2039	5,000	6,090
8.700% due 06/15/2038	8,000	10,848
John Sevier Combined Cycle Generation LLC
4.626% due 01/15/2042	19,200	19,866
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	53,279
Kerr-McGee Corp.
7.875% due 09/15/2031	3,000	3,870
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	8,742	9,036
6.500% due 02/01/2037	6,219	6,858
6.500% due 09/01/2039	26,100	29,019
6.550% due 09/15/2040	26,800	30,033
6.950% due 01/15/2038	20,950	23,938
7.400% due 03/15/2031	500	584
Kraft Foods, Inc.
6.500% due 02/09/2040	103,822	127,829
6.875% due 02/01/2038	7,030	8,835
7.000% due 08/11/2037	4,000	5,061
Kroger Co.
5.400% due 07/15/2040	35	38
6.900% due 04/15/2038	5,000	6,231
7.500% due 04/01/2031	150	192
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,124
McKesson Corp.
6.000% due 03/01/2041	2,600	3,233
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	4,300	3,333
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	14,164
Nakilat, Inc.
6.067% due 12/31/2033	1,400	1,509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NBCUniversal Media LLC
5.950% due 04/01/2041		$51,400	$59,189
6.400% due 04/30/2040		12,700	15,281
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		7,100	6,981
Newmont Mining Corp.
5.875% due 04/01/2035		395	426
6.250% due 10/01/2039		30,700	34,136
News America, Inc.
6.150% due 02/15/2041		49,100	56,279
6.650% due 11/15/2037		19,131	22,312
6.900% due 08/15/2039		5,229	6,200
7.750% due 12/01/2045		4,773	5,592
Nokia OYJ
6.625% due 05/15/2039		2,700	2,581
Norfolk Southern Corp.
4.837% due 10/01/2041		1,424	1,469
7.250% due 02/15/2031		6,266	8,355
Northwest Airlines Pass-Through Trust
1.243% due 11/20/2015		14,754	14,016
Northwest Pipeline GP
6.050% due 06/15/2018		725	858
Novatek Finance Ltd.
5.326% due 02/03/2016		2,000	2,113
6.604% due 02/03/2021		7,200	7,994
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		16,072	17,197
Petrobras International Finance Co.
3.875% due 01/27/2016		2,500	2,644
5.375% due 01/27/2021		6,300	6,813
5.750% due 01/20/2020		1,800	2,002
5.875% due 03/01/2018		4,900	5,519
5.875% due 03/07/2022	EUR	1,200	1,772
6.750% due 01/27/2041		$32,700	37,979
6.875% due 01/20/2040		18,100	21,386
7.875% due 03/15/2019		7,500	9,288
Pfizer, Inc.
7.200% due 03/15/2039		5,000	7,229
Philip Morris International, Inc.
4.375% due 11/15/2041		22,400	21,804
6.375% due 05/16/2038		9,085	11,298
Pioneer Natural Resources Co.
6.650% due 03/15/2017		5,000	5,740
7.500% due 01/15/2020		3,500	4,297
Plains All American Pipeline LP
5.150% due 06/01/2042		5,500	5,376
6.650% due 01/15/2037		3,200	3,743
Potash Corp. of Saskatchewan, Inc.
5.625% due 12/01/2040		22,000	26,409
PPG Industries, Inc.
5.500% due 11/15/2040		3,400	3,757
Pride International, Inc.
6.875% due 08/15/2020		6,800	8,303
7.875% due 08/15/2040		46,900	62,893
8.500% due 06/15/2019		3,038	4,000
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,439
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	7,753
Rio Tinto Finance USA PLC
4.750% due 03/22/2042		23,500	23,466
Roche Holdings, Inc.
7.000% due 03/01/2039		4,965	6,756
Rockies Express Pipeline LLC
5.625% due 04/15/2020		23,150	19,909
6.850% due 07/15/2018		2,000	1,880

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	91

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 04/15/2040		$46,550	$37,589
7.500% due 07/15/2038		25,890	21,748
Rohm and Haas Co.
7.850% due 07/15/2029		7,163	9,195
RZD Capital Ltd.
5.739% due 04/03/2017		14,000	14,893
7.487% due 03/25/2031	GBP	6,100	10,123
SABMiller Holdings, Inc.
3.750% due 01/15/2022		$58,100	59,205
4.950% due 01/15/2042		10,000	10,367
Schlumberger Investment S.A.
3.300% due 09/14/2021		18,470	18,743
Sealed Air Corp.
6.875% due 07/15/2033		2,000	1,911
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040		200	189
Southern Natural Gas Co.
8.000% due 03/01/2032		4,346	5,391
Statoil ASA
4.250% due 11/23/2041		5,000	4,984
5.100% due 08/17/2040		10,000	11,199
Target Corp.
6.500% due 10/15/2037		1,500	1,942
7.000% due 01/15/2038		12,550	16,908
TCI Communications, Inc.
7.875% due 02/15/2026		105	137
Teck Resources Ltd.
6.000% due 08/15/2040		16,600	17,490
6.125% due 10/01/2035		7,300	7,808
6.250% due 07/15/2041		20,000	21,709
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036		19,200	18,882
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	6,481
Time Warner Cable, Inc.
6.750% due 06/15/2039		51,900	61,916
7.300% due 07/01/2038		6,700	8,453
Time Warner, Inc.
5.375% due 10/15/2041		5,000	5,257
6.100% due 07/15/2040		26,100	29,227
6.200% due 03/15/2040		10,000	11,338
6.250% due 03/29/2041		14,850	16,978
6.500% due 11/15/2036		7,500	8,707
7.700% due 05/01/2032		21,050	27,467
TransCanada PipeLines Ltd.
6.200% due 10/15/2037		1,484	1,834
7.250% due 08/15/2038		2,000	2,751
7.625% due 01/15/2039		3,500	4,955
Transocean, Inc.
6.500% due 11/15/2020		10,600	11,868
6.800% due 03/15/2038		59,000	66,015
7.375% due 04/15/2018		6,000	6,906
7.500% due 04/15/2031		4,550	5,167
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		5,100	5,355
UAL Pass-Through Trust
9.750% due 07/15/2018		33,103	37,903
10.400% due 05/01/2018		7,295	8,316
UnitedHealth Group, Inc.
4.625% due 11/15/2041		14,000	14,013
6.625% due 11/15/2037		2,600	3,291
Vale Overseas Ltd.
6.875% due 11/21/2036		30,950	35,956
6.875% due 11/10/2039		42,440	49,648
8.250% due 01/17/2034		11,300	14,855
Wal-Mart Stores, Inc.
4.875% due 07/08/2040		190	207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/25/2040	$630	$698
6.200% due 04/15/2038	7,100	9,057
6.500% due 08/15/2037	9,836	12,957
WEA Finance LLC
4.625% due 05/10/2021	5,000	5,065
7.125% due 04/15/2018	12,900	15,213
Weatherford International Ltd.
6.750% due 09/15/2040	10,000	11,151
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	13,360
7.875% due 09/01/2021	916	1,143
8.750% due 03/15/2032	29,088	38,364
Williams Partners LP
6.300% due 04/15/2040	22,000	25,589
Woodside Finance Ltd.
4.600% due 05/10/2021	6,000	6,250
Wyeth LLC
5.950% due 04/01/2037	500	634
Wynn Las Vegas LLC
5.375% due 03/15/2022	5,800	5,670
Xstrata Finance Canada Ltd.
6.000% due 11/15/2041	25,000	25,995
6.900% due 11/15/2037	1,500	1,710

		3,997,129

UTILITIES 11.5%
AEP Texas Central Co.
6.650% due 02/15/2033	500	603
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,610
6.103% due 06/27/2012	2,200	2,213
8.700% due 08/07/2018	18,500	22,825
Appalachian Power Co.
6.375% due 04/01/2036	4,350	5,154
6.700% due 08/15/2037	2,100	2,614
7.000% due 04/01/2038	700	916
AT&T Corp.
8.000% due 11/15/2031	2,554	3,589
AT&T, Inc.
5.350% due 09/01/2040	106,623	113,441
6.300% due 01/15/2038	26,830	31,550
6.400% due 05/15/2038	36,325	43,161
6.450% due 06/15/2034	2,300	2,713
6.500% due 09/01/2037	17,904	21,511
6.550% due 02/15/2039	3,500	4,262
BellSouth Corp.
6.875% due 10/15/2031	4,200	5,063
British Telecommunications PLC
9.625% due 12/15/2030	10,200	15,014
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,500	4,161
Cleco Power LLC
6.000% due 12/01/2040	17,400	19,077
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,532
Consolidated Edison Co. of New York, Inc.
5.500% due 12/01/2039	2,900	3,423
5.700% due 06/15/2040	5,000	6,100
6.300% due 08/15/2037	4,000	5,162
6.750% due 04/01/2038	9,350	12,663
Constellation Energy Group, Inc.
7.600% due 04/01/2032	9,000	11,707
Dominion Resources, Inc.
5.950% due 06/15/2035	10,000	11,930
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	16,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EDF S.A.
6.950% due 01/26/2039	$15,750	$18,709
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,249
Entergy Corp.
5.125% due 09/15/2020	8,400	8,473
Exelon Generation Co. LLC
6.250% due 10/01/2039	8,490	9,940
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	47,574	53,076
Florida Power Corp.
5.650% due 04/01/2040	6,800	8,137
France Telecom S.A.
8.500% due 03/01/2031	10,650	15,109
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	400	421
6.510% due 03/07/2022	1,600	1,752
7.288% due 08/16/2037	26,100	29,724
8.625% due 04/28/2034	14,050	17,766
9.250% due 04/23/2019	28,400	35,216
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	6,484
Idaho Power Co.
4.850% due 08/15/2040	9,000	8,878
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,239
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	7,176
7.350% due 02/01/2019	200	251
Kentucky Utilities Co.
5.125% due 11/01/2040	17,200	19,555
Koninklijke KPN NV
8.375% due 10/01/2030	18,590	23,878
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,556
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,753
6.125% due 04/01/2036	10,725	12,756
6.500% due 09/15/2037	20,200	25,252
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	912
7.768% due 12/15/2037	63,605	54,604
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	27,015
Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,429
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,552
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	15,236
7.250% due 01/15/2033	3,400	4,209
7.500% due 09/01/2038	4,615	5,863
Pacific Gas & Electric Co.
5.800% due 03/01/2037	8,000	9,563
6.050% due 03/01/2034	5,200	6,324
6.250% due 03/01/2039	9,900	12,426
6.350% due 02/15/2038	1,000	1,269
Pennsylvania Electric Co.
6.150% due 10/01/2038	500	573
PPL Electric Utilities Corp.
5.200% due 07/15/2041	5,500	6,331
Progress Energy, Inc.
7.750% due 03/01/2031	400	543
PSEG Power LLC
8.625% due 04/15/2031	6,000	8,520

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Public Service Co. of Oklahoma
6.625% due 11/15/2037	$5,450	$6,758
Puget Sound Energy, Inc.
5.764% due 07/15/2040	8,900	10,626
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,762	1,895
5.832% due 09/30/2016	1,707	1,835
5.838% due 09/30/2027	16,700	18,120
6.332% due 09/30/2027	10,450	11,751
6.750% due 09/30/2019	3,000	3,548
Southern California Edison Co.
6.000% due 01/15/2034	400	499
6.050% due 03/15/2039	4,630	5,943
6.650% due 04/01/2029	600	765
Southern Power Co.
6.375% due 11/15/2036	3,500	3,770
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,000	3,555
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,253
Telecom Italia Capital S.A.
7.200% due 07/18/2036	7,845	7,649
7.721% due 06/04/2038	14,450	14,161
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	9,797
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,400
6.625% due 03/20/2017	11,700	12,958
7.250% due 02/02/2020	26,050	30,283
7.500% due 07/18/2016	8,950	10,136
7.875% due 03/13/2018	49,620	58,055
Toledo Edison Co.
6.150% due 05/15/2037	11,490	13,479
Verizon Communications, Inc.
6.000% due 04/01/2041	10,617	12,583
6.400% due 02/15/2038	14,500	17,574
6.900% due 04/15/2038	19,085	24,368
7.350% due 04/01/2039	14,592	19,591
8.950% due 03/01/2039	25,595	39,573
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,562
Virginia Electric and Power Co.
6.000% due 05/15/2037	400	501
8.875% due 11/15/2038	14,129	22,521
Vodafone Group PLC
6.150% due 02/27/2037	31,800	38,475
6.250% due 11/30/2032	2,400	2,885

		1,269,956

Total Corporate Bonds & Notes (Cost $7,331,666)		7,902,146

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037	1,200	1,194

Total Convertible Bonds & Notes (Cost $1,065)		1,194

MUNICIPAL BONDS & NOTES 10.0%

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 4.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	$9,400	$12,305
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	857
6.907% due 10/01/2050	28,945	38,560
6.918% due 04/01/2040	1,600	2,087
7.043% due 04/01/2050	25,600	34,106
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	88
California Educational Facilities Authority Revenue Bonds, Series 2010
5.250% due 04/01/2040	415	565
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,327
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	12,531
7.350% due 11/01/2039	1,000	1,261
7.500% due 04/01/2034	5,580	7,095
7.550% due 04/01/2039	7,685	9,979
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	15,200	19,932
7.625% due 03/01/2040	2,200	2,868
7.700% due 11/01/2030	2,400	2,820
7.950% due 03/01/2036	27,000	31,326
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	8,700	9,419
7.804% due 03/01/2035	9,010	10,138
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,303
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	15,580
Foothill-De Anza Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2040	95	105
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,441
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	360	462
6.750% due 08/01/2049	34,095	44,326
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,000	6,040
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,000	18,685
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	2,000	2,463
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,023
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,567
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	1,983

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	$250	$290
5.755% due 07/01/2029	170	196
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	23,900
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	8,706
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	300	346
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,212
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,412
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,352
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	9,850	11,363
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,000	22,783
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	12,969
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,000	12,744
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,502
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	130	146
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,941
6.583% due 05/15/2049	6,600	8,165
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,000	1,182
6.398% due 05/15/2031	10,000	11,919
6.548% due 05/15/2048	23,200	29,116

		478,486

COLORADO 0.0%
Aurora, Colorado Water Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	105	113

DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	4,000	4,412

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,358

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	93

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 0.1%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	$95	$118
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	5,833
6.655% due 04/01/2057	3,780	4,187

		10,138

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,019
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	3,200	3,830
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,345
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	375	411
7.350% due 07/01/2035	4,150	4,862

		13,467

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	5,915

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,710

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, Series 2010
5.000% due 05/01/2045	100	108

MASSACHUSETTS 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	35	42
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	3,893
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,921

		11,856

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,074

NEW JERSEY 0.5%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	13,996
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	28,405	38,888

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	$500	$561
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	357

		53,802

NEW YORK 2.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	567
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	5,800	6,977
6.668% due 11/15/2039	300	376
6.687% due 11/15/2040	550	691
6.814% due 11/15/2040	11,485	14,618
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,923
5.968% due 03/01/2036	12,015	14,787
6.246% due 06/01/2035	11,500	13,051
6.271% due 12/01/2037	4,965	6,343
6.646% due 12/01/2031	20,000	23,519
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,098
5.790% due 06/15/2041	4,700	5,152
5.882% due 06/15/2044	10,000	12,770
6.011% due 06/15/2042	200	258
6.124% due 06/15/2042	12,300	13,853
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	459
5.000% due 06/15/2044	24,550	26,588
5.375% due 06/15/2043	55	61
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,711
5.572% due 11/01/2038	14,000	16,640
5.932% due 11/01/2036	15,500	17,262
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	300	343
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	1,935	2,125
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	4,570	5,388
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	19,946

		213,506

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,397

OHIO 0.9%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	8,373
6.449% due 02/15/2044	1,000	1,137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	$18,700	$20,337
6.270% due 02/15/2050	3,100	3,420
7.834% due 02/15/2041	1,050	1,401
8.084% due 02/15/2050	42,225	58,347
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,925	6,512

		99,527

PENNSYLVANIA 0.2%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,398
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,637
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	6,000	6,718
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,648

		26,401

TENNESSEE 0.2%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,800	1,959
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	12,000	13,732

		15,691

TEXAS 1.1%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	8,293
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,346
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	24,630	27,592
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	27
5.250% due 12/01/2048	170	185
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	608
Houston, Texas Utility System Revenue Bonds, (AGM Insured), Series 2005
4.750% due 11/15/2030	2,300	2,463
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,134
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,694
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	11,448
5.808% due 02/01/2041	2,000	2,451
6.308% due 02/01/2037	4,300	4,796
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	3,575	4,441

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	$14,800	$16,358
4.681% due 04/01/2040	4,700	5,180
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	20,900	24,405

		120,421

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024	5,400	6,408
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	800	848
King County, Washington Sewer Revenue Bonds, Series 2009
5.000% due 01/01/2039	30	33
King County, Washington Sewer Revenue Bonds, Series 2010
5.000% due 01/01/2045	225	244
Washington State General Obligation Bonds, (BABs), Series 2009
5.481% due 08/01/2039	4,000	4,827

		12,360

WISCONSIN 0.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	3,600	3,819

Total Municipal Bonds & Notes (Cost $914,670)		1,093,883

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
4.000% due 10/01/2040	2,348	2,464
4.500% due 02/01/2040	4,784	5,097
6.000% due 01/01/2023 - 06/01/2038	411	453
7.000% due 11/01/2026	42	48
8.500% due 08/01/2026	3	4
Freddie Mac
3.266% due 08/15/2032	198	208
Ginnie Mae
4.500% due 09/15/2033	34	37
6.500% due 02/15/2017	11	12
8.500% due 09/15/2030	13	14
9.000% due 12/15/2017	6	7

Total U.S. Government Agencies (Cost $8,357)		8,344

U.S. TREASURY OBLIGATIONS 13.1%
U.S. Treasury Bonds
3.125% due 11/15/2041	150,970	144,271
3.125% due 02/15/2042	14,000	13,370
3.500% due 02/15/2039	55,100	57,054
3.750% due 08/15/2041 (e)(g)(h)	711,700	766,746

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 11/15/2040 (e)(g)		$109,900	$128,978
4.750% due 02/15/2041 (e)(g)(h)		241,405	306,622
U.S. Treasury Notes
2.000% due 11/15/2021		3,300	3,247
2.000% due 02/15/2022		19,450	19,070
U.S. Treasury Strips
0.000% due 11/15/2040		1,500	546

Total U.S. Treasury Obligations (Cost $1,493,069)			1,439,904

MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		29,831	27,914

Total Mortgage-Backed Securities (Cost $27,589)			27,914

ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
2.353% due 06/20/2022	EUR	5	7

Total Asset-Backed Securities (Cost $7)			7

SOVEREIGN ISSUES 2.0%
Australia Government Bond
5.750% due 07/15/2022	AUD	500	590
Australia Government CPI Linked Bond
4.000% due 08/20/2020		22,400	43,012
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,400	1,568
Brazil Government International Bond
5.625% due 01/07/2041		1,750	2,026
7.125% due 01/20/2037		10,800	14,877
8.250% due 01/20/2034		28,850	43,708
8.750% due 02/04/2025		1,000	1,525
10.250% due 01/10/2028	BRL	3,240	2,130
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		688	379
10.000% due 01/01/2014		2,070	1,141
10.000% due 01/01/2017		26,739	14,275
Colombia Government International Bond
6.125% due 01/18/2041		$200	246
Korea Development Bank
8.000% due 01/23/2014		2,000	2,209
Mexico Government International Bond
6.050% due 01/11/2040		1,920	2,323
6.750% due 09/27/2034		7,500	9,675
7.500% due 04/08/2033		11,600	16,182
8.300% due 08/15/2031		700	1,047
Qatar Government International Bond
6.400% due 01/20/2040		9,000	10,552
Russia Government International Bond
4.500% due 04/04/2022 (a)		5,000	5,004
5.625% due 04/04/2042 (a)		34,200	34,097

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
4.750% due 12/07/2030	GBP	4,700	$9,310
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$2,500	2,588

Total Sovereign Issues (Cost $196,366)			218,464

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		200	223

Total Convertible Preferred Securities (Cost $204)			223

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.050% due 04/02/2012		$7,700	7,700

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $7,862. Repurchase proceeds are $7,700.)

U.S. TREASURY BILLS 0.0%
0.125% due 05/10/2012 - 12/13/2012 (b)(d)(e)		4,303	4,301

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 2.5%
PIMCO Short-Term Floating NAV Portfolio		27,723,373	277,816

Total Short-Term Instruments (Cost $289,813)			289,817

PURCHASED OPTIONS (j) 0.1%
(Cost $13,344)			10,451

Total Investments 100.1% (Cost $10,279,231)			$10,995,476

Written Options (k) (0.2%) (Premiums $35,800)			(26,779)

Other Assets and Liabilities (Net) 0.1%			19,045

Net Assets 100.0%			$10,987,742

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	95

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $270 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(e)	Securities with an aggregate market value of $27,867 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $51,460 at a weighted average interest rate of 0.066%. On March 31, 2012, securities valued at $1,508 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $9,139 and cash of $4 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2013	328	$549
90-Day Euribor December Futures	Long	12/2014	71	159
90-Day Euribor June Futures	Long	06/2014	472	1,117
90-Day Euribor March Futures	Long	03/2014	826	1,574
90-Day Euribor September Futures	Long	09/2014	714	1,467
Australia Government 10-Year Bond June Futures	Long	06/2012	745	169
U.S. Treasury 10-Year Note June Futures	Long	06/2012	2,275	(3,680)

				$1,355

(h)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $21,435 and cash of $4 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$	60,000	$470	$374
CDX.IG-17 5-Year Index	1.000%	12/20/2016		269,000	1,812	1,229
CDX.IG-18 5-Year Index	1.000%	06/20/2017		479,500	2,196	208

					$4,478	$1,811

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.750%	06/20/2014	$	13,000	$(29)	$12
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		65,000	(401)	348
Pay	3-Month USD-LIBOR	2.250%	06/20/2022		20,800	(224)	(412)
Receive	6-Month EUR-EURIBOR	2.500%	09/19/2022	EUR	165,100	(2,219)	616

						$(2,873)	$564

(i)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	0.872%	$	14,100	$(88)	$208	$(296)
JPMorgan Chase & Co.	DUB	(1.000%	)	09/20/2016	0.834%		8,600	(66)	113	(179)
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	0.834%		6,400	(48)	55	(103)

								$(202)	$376	$(578)

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	3.287%	$	5,000	$(795)	$(436)	$(359)
Alcoa, Inc.	CBK	1.000%	03/20/2021	3.287%		2,800	(445)	(242)	(203)
Alcoa, Inc.	HUS	1.000%	03/20/2016	2.299%		4,400	(212)	(225)	13
Alcoa, Inc.	MYC	1.000%	06/20/2015	1.952%		1,400	(41)	(156)	115
Alcoa, Inc.	MYC	1.000%	03/20/2016	2.299%		450	(22)	(24)	2
Alcoa, Inc.	RYL	1.000%	06/20/2021	3.300%		2,600	(423)	(232)	(191)
American International Group, Inc.	GST	1.000%	09/20/2021	2.243%		15,000	(1,379)	(1,601)	222
ArcelorMittal	GST	1.000%	03/20/2016	4.274%		8,400	(976)	(325)	(651)
ArcelorMittal	HUS	1.000%	03/20/2016	4.274%		900	(105)	(40)	(65)
ArcelorMittal	MYC	1.000%	03/20/2016	4.274%		6,400	(743)	(392)	(351)
Australia Government Bond	DUB	1.000%	06/20/2016	0.560%		24,300	452	588	(136)
Australia Government Bond	UAG	1.000%	09/20/2015	0.462%		5,500	104	140	(36)
Bank of America Corp.	DUB	1.000%	03/20/2013	1.496%		9,500	(43)	(145)	102
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.623%		16,100	214	(81)	295
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.623%		1,600	21	(9)	30
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.666%		200	2	1	1
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.623%		4,700	63	(43)	106
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.623%		7,800	104	(25)	129
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2015	0.666%		5,700	72	14	58
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.623%		1,500	19	(4)	23
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2016	0.784%		900	9	10	(1)
BNP Paribas S.A.	DUB	3.000%	03/20/2016	3.377%	EUR	5,100	(86)	(468)	382
BNP Paribas S.A.	GST	3.000%	03/20/2016	3.377%		2,600	(44)	(245)	201
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.660%	$	3,000	34	21	13
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.660%		13,500	151	32	119
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.770%		1,500	14	3	11
BP Capital Markets America, Inc.	GST	1.000%	06/20/2015	0.660%		5,000	56	12	44
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.770%		2,500	23	5	18
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.798%		8,700	76	78	(2)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.166%		2,700	12	(46)	58
BP Capital Markets America, Inc.	JPM	1.000%	06/20/2015	0.660%		2,600	29	5	24
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.770%		19,200	179	137	42
Brazil Government International Bond	BOA	1.000%	12/20/2015	0.965%		14,700	24	(124)	148
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.427%		3,000	14	4	10
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.924%		7,500	22	(64)	86
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.427%		2,000	9	3	6
Brazil Government International Bond	CBK	1.000%	06/20/2015	0.876%		5,000	21	(97)	118
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.000%		39,800	15	(275)	290
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.965%		3,500	6	(33)	39
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.212%		3,200	(32)	(25)	(7)
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.519%		7,600	(315)	(314)	(1)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.427%		2,000	9	3	6
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.924%		3,400	10	(34)	44
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.000%		25,000	9	(153)	162
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.519%		8,400	(348)	(349)	1
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.814%		2,800	15	(25)	40
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.924%		8,500	25	(81)	106
Brazil Government International Bond	JPM	1.000%	12/20/2015	0.965%		6,100	10	(45)	55
Brazil Government International Bond	UAG	1.000%	06/20/2015	0.876%		2,000	8	(24)	32
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.854%		6,000	34	18	16
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.805%		5,100	36	(17)	53
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.805%		5,100	36	(17)	53
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.854%		3,600	20	12	8
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.644%		12,500	178	173	5
Caterpillar, Inc.	BPS	1.000%	03/20/2016	0.644%		9,200	131	126	5
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.644%		5,200	74	71	3
China Government International Bond	BRC	1.000%	06/20/2016	0.911%		10,200	40	154	(114)
China Government International Bond	CBK	1.000%	12/20/2016	1.035%		1,600	(2)	(77)	75
China Government International Bond	DUB	1.000%	12/20/2015	0.819%		10,000	70	175	(105)
China Government International Bond	DUB	1.000%	12/20/2016	1.035%		200	0	(10)	10
China Government International Bond	FBF	1.000%	12/20/2016	1.035%		9,600	(11)	(469)	458
China Government International Bond	HUS	1.000%	06/20/2015	0.696%		6,700	67	124	(57)
China Government International Bond	HUS	1.000%	09/20/2015	0.762%		4,500	38	58	(20)
China Government International Bond	JPM	0.820%	12/20/2014	0.613%		12,000	71	0	71
China Government International Bond	JPM	1.000%	09/20/2015	0.762%		3,000	27	29	(2)
China Government International Bond	JPM	1.000%	12/20/2016	1.035%		7,600	(9)	(370)	361

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	97

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	MYC	1.000%	06/20/2015	0.696%	$	17,000	$171	$298	$(127)
China Government International Bond	MYC	1.000%	12/20/2016	1.035%		1,700	(2)	(81)	79
China Government International Bond	RYL	0.750%	12/20/2014	0.613%		4,000	16	0	16
China Government International Bond	RYL	1.000%	06/20/2016	0.911%		14,500	58	152	(94)
China Government International Bond	RYL	1.000%	12/20/2016	1.035%		7,400	(9)	(344)	335
China Government International Bond	UAG	1.000%	12/20/2016	1.035%		4,000	(5)	(186)	181
Comcast Corp.	RYL	1.000%	12/20/2015	0.527%		1,200	21	0	21
Danone	DUB	1.000%	03/20/2016	0.542%		2,100	38	34	4
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.035%		10,300	(348)	(320)	(28)
Denmark Government International Bond	DUB	0.250%	09/20/2016	1.035%		3,200	(108)	(107)	(1)
Denmark Government International Bond	GST	0.250%	09/20/2016	1.035%		7,000	(236)	(219)	(17)
Denmark Government International Bond	RYL	0.250%	09/20/2016	1.035%		1,200	(40)	(36)	(4)
Denmark Government International Bond	UAG	0.250%	09/20/2016	1.035%		3,500	(118)	(114)	(4)
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.785%		17,700	190	77	113
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.656%		1,000	14	11	3
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.924%		5,000	14	(24)	38
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	12/20/2015	0.966%		1,700	2	(7)	9
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.966%		5,000	8	(32)	40
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	1.036%		1,100	(1)	0	(1)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2015	0.966%		1,800	2	(4)	6
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2016	1.036%		5,000	(5)	10	(15)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.924%		2,000	6	(8)	14
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.966%		1,300	3	5	(2)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.924%		1,600	4	(8)	12
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.036%		3,000	(4)	1	(5)
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	06/20/2015	0.874%		10,000	44	(53)	97
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.924%		3,000	9	(14)	23
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	0.966%		2,000	3	8	(5)
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.297%		1,000	5	(14)	19
France Government Bond	BRC	0.250%	03/20/2016	1.423%		4,100	(183)	(162)	(21)
France Government Bond	CBK	0.250%	03/20/2016	1.423%		12,700	(567)	(510)	(57)
France Government Bond	GST	0.250%	03/20/2016	1.423%		27,100	(1,211)	(1,072)	(139)
France Government Bond	MYC	0.250%	09/20/2016	1.526%		14,800	(802)	(692)	(110)
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.395%		1,500	(23)	(16)	(7)
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	06/20/2016	1.395%		7,100	(112)	(77)	(35)
Freeport-McMoRan Copper & Gold, Inc.	RYL	1.000%	03/20/2016	1.339%		12,500	(158)	(48)	(110)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.584%		1,000	3	(21)	24
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.584%		1,000	4	(20)	24
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.584%		500	2	(10)	12
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.584%		1,000	3	(21)	24
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.702%		8,400	28	(14)	42
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.176%		14,400	(87)	(420)	333
General Electric Capital Corp.	CBK	1.000%	09/20/2016	1.278%		500	(6)	(10)	4
General Electric Capital Corp.	CBK	1.000%	09/20/2019	1.484%		1,000	(32)	(102)	70
International Lease Finance Corp.	BOA	5.000%	06/20/2016	4.321%		1,800	47	(106)	153
International Lease Finance Corp.	CBK	5.000%	06/20/2016	4.321%		200	6	(12)	18
International Lease Finance Corp.	DUB	5.000%	06/20/2016	4.321%		700	18	(37)	55
Japan Government International Bond	BOA	1.000%	03/20/2016	0.781%		600	6	(6)	12
Japan Government International Bond	GST	1.000%	06/20/2015	0.629%		12,500	152	227	(75)
Japan Government International Bond	GST	1.000%	09/20/2015	0.688%		8,000	89	118	(29)
Japan Government International Bond	GST	1.000%	03/20/2016	0.781%		12,300	110	(127)	237
Japan Government International Bond	JPM	1.000%	03/20/2016	0.781%		500	5	(6)	11
Japan Government International Bond	MYC	1.000%	03/20/2016	0.781%		2,000	18	(25)	43
Lafarge S.A.	BOA	1.000%	09/20/2016	3.503%		500	(50)	(38)	(12)
Lafarge S.A.	FBF	1.000%	06/20/2016	3.378%		10,200	(929)	(686)	(243)
Lafarge S.A.	MYC	1.000%	06/20/2016	3.378%		1,700	(154)	(119)	(35)
Merrill Lynch & Co., Inc.	JPM	1.000%	03/20/2013	1.648%		14,500	(86)	(315)	229
Merrill Lynch & Co., Inc.	MYC	1.000%	03/20/2013	1.648%		9,500	(56)	(187)	131
MetLife, Inc.	BOA	1.000%	12/20/2015	1.861%		12,500	(378)	(698)	320
MetLife, Inc.	BOA	1.000%	03/20/2016	1.913%		2,600	(89)	(78)	(11)
MetLife, Inc.	BOA	1.000%	06/20/2021	2.302%		25,000	(2,423)	(1,593)	(830)
MetLife, Inc.	CBK	1.000%	03/20/2016	1.913%		3,400	(116)	(70)	(46)
MetLife, Inc.	CBK	1.000%	09/20/2016	2.006%		600	(25)	(18)	(7)
MetLife, Inc.	DUB	1.000%	12/20/2014	1.565%		15,000	(220)	(840)	620
MetLife, Inc.	DUB	1.000%	03/20/2016	1.913%		1,600	(55)	(39)	(16)
MetLife, Inc.	DUB	5.000%	09/20/2019	2.241%		1,100	197	134	63

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	GST	1.000%	03/20/2015	1.654%	$	2,100	$(39)	$(118)	$79
MetLife, Inc.	GST	1.000%	12/20/2015	1.861%		16,600	(502)	(758)	256
MetLife, Inc.	JPM	1.000%	12/20/2015	1.861%		4,300	(130)	(192)	62
MetLife, Inc.	JPM	1.000%	03/20/2016	1.913%		1,400	(48)	(33)	(15)
MetLife, Inc.	UAG	1.000%	12/20/2015	1.861%		7,500	(227)	(370)	143
Mexico Government International Bond	BOA	1.000%	06/20/2016	0.987%		7,100	6	7	(1)
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.872%		3,800	19	(48)	67
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.915%		4,200	15	(66)	81
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.297%		1,500	8	3	5
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.987%		9,400	8	(31)	39
Mexico Government International Bond	DUB	1.000%	12/20/2014	0.737%		2,500	19	(49)	68
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.872%		6,000	29	(60)	89
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.987%		6,000	5	0	5
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.172%		9,500	(78)	(47)	(31)
Mexico Government International Bond	GST	1.000%	12/20/2012	0.297%		1,500	8	4	4
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.954%		23,000	50	(76)	126
Mexico Government International Bond	HUS	1.000%	06/20/2016	0.987%		6,000	5	6	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.297%		3,500	20	9	11
Mexico Government International Bond	JPM	1.000%	06/20/2015	0.820%		800	5	0	5
Mexico Government International Bond	JPM	1.000%	06/20/2016	0.987%		19,000	17	(9)	26
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.954%		27,000	59	(89)	148
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.172%		10,000	(82)	(42)	(40)
Mexico Government International Bond	UAG	1.000%	06/20/2017	1.172%		500	(4)	(2)	(2)
Morgan Stanley	BPS	1.000%	03/20/2013	2.313%		12,200	(150)	(224)	74
Nokia OYJ	MYC	1.000%	09/20/2013	1.799%		8,500	(96)	(99)	3
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.617%		800	49	0	49
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.506%		2,000	(80)	(88)	8
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.549%		11,000	28	(136)	164
Petrobras International Finance Co.	HUS	1.000%	03/20/2013	0.671%		7,000	25	(2)	27
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	0.883%		8,800	21	(27)	48
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.549%		1,200	3	(8)	11
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.549%		5,000	18	(28)	46
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.191%		1,900	(12)	(61)	49
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.662%		1,600	20	(4)	24
Potash Corp. of Saskatchewan, Inc.	CBK	1.000%	12/20/2015	0.662%		5,000	63	(37)	100
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.662%		3,100	39	(11)	50
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.662%		2,500	32	(18)	50
Republic of Korea	BOA	1.000%	06/20/2016	0.999%		5,700	2	11	(9)
Republic of Korea	BPS	1.000%	06/20/2017	1.235%		900	(11)	(7)	(4)
Republic of Korea	BRC	1.000%	09/20/2015	0.852%		3,000	16	(19)	35
Republic of Korea	BRC	1.000%	06/20/2016	0.999%		10,500	4	25	(21)
Republic of Korea	CBK	1.000%	06/20/2017	1.235%		10,000	(113)	(74)	(39)
Republic of Korea	DUB	1.000%	12/20/2012	0.320%		7,500	40	(39)	79
Republic of Korea	DUB	0.920%	12/20/2014	0.711%		2,200	13	0	13
Republic of Korea	DUB	1.000%	06/20/2015	0.786%		7,500	53	79	(26)
Republic of Korea	DUB	1.000%	06/20/2016	0.999%		8,800	3	19	(16)
Republic of Korea	FBF	0.930%	12/20/2014	0.711%		1,000	6	0	6
Republic of Korea	FBF	1.000%	12/20/2015	0.908%		5,000	18	59	(41)
Republic of Korea	JPM	1.000%	12/20/2012	0.320%		4,600	24	(29)	53
Republic of Korea	JPM	0.930%	12/20/2014	0.711%		800	5	0	5
Republic of Korea	JPM	1.000%	09/20/2015	0.852%		1,600	9	(6)	15
Republic of Korea	JPM	1.000%	12/20/2015	0.908%		13,900	52	(10)	62
Republic of Korea	JPM	1.000%	06/20/2017	1.235%		15,000	(169)	(109)	(60)
Republic of Korea	UAG	1.000%	09/20/2015	0.852%		9,400	51	(31)	82
Republic of Korea	UAG	1.000%	12/20/2015	0.908%		6,800	26	64	(38)
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.799%		1,900	13	(4)	17
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.544%		2,600	50	19	31
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.544%		3,000	58	20	38
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.544%		3,700	71	25	46
Russia Government International Bond	BRC	1.000%	12/20/2012	0.447%		1,700	7	(24)	31
Russia Government International Bond	CBK	1.000%	12/20/2012	0.447%		1,500	6	(21)	27
Russia Government International Bond	CBK	1.000%	06/20/2015	1.407%		9,500	(119)	(136)	17
Russia Government International Bond	CBK	1.000%	03/20/2016	1.613%		21,900	(507)	(236)	(271)
Russia Government International Bond	DUB	1.000%	03/20/2013	0.577%		4,000	18	5	13
Russia Government International Bond	FBF	1.000%	12/20/2012	0.447%		1,000	5	(10)	15
Russia Government International Bond	HUS	1.000%	12/20/2012	0.447%		1,000	5	(10)	15

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	99

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	HUS	1.000%	03/20/2016	1.613%	$	14,600	$(338)	$(199)	$(139)
Russia Government International Bond	MYC	1.000%	12/20/2012	0.447%		1,000	5	(10)	15
Russia Government International Bond	MYC	1.000%	12/20/2014	1.289%		1,500	(11)	(56)	45
Russia Government International Bond	MYC	1.000%	06/20/2016	1.665%		10,100	(269)	(136)	(133)
Russia Government International Bond	RYL	1.000%	03/20/2016	1.613%		22,000	(509)	(227)	(282)
Russia Government International Bond	UAG	1.000%	06/20/2015	1.407%		10,000	(125)	(152)	27
Russia Government International Bond	UAG	1.000%	06/20/2016	1.665%		9,000	(240)	(117)	(123)
RZD Capital Ltd.	MYC	1.000%	03/20/2016	2.379%		300	(16)	(16)	0
RZD Capital Ltd.	RYL	1.000%	03/20/2016	2.379%		400	(21)	(21)	0
Shell International Finance BV	BOA	1.000%	03/20/2017	0.578%		100	2	1	1
Shell International Finance BV	BRC	1.000%	09/20/2015	0.405%		32,700	682	377	305
Shell International Finance BV	DUB	1.000%	09/20/2015	0.405%		13,700	286	157	129
Shell International Finance BV	FBF	1.000%	12/20/2015	0.437%		2,400	51	41	10
Shell International Finance BV	FBF	1.000%	09/20/2016	0.522%		300	7	6	1
Shell International Finance BV	JPM	1.000%	03/20/2016	0.465%		14,000	300	269	31
SLM Corp.	BOA	5.000%	03/20/2016	3.738%		1,100	51	(10)	61
SLM Corp.	GST	5.000%	12/20/2016	4.000%		2,200	94	(86)	180
Teck Resources Ltd.	BRC	1.000%	12/20/2015	1.261%		3,600	(33)	(54)	21
Teck Resources Ltd.	CBK	1.000%	09/20/2016	1.471%		1,500	(29)	(32)	3
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	2.877%		4,400	(284)	(102)	(182)
Tesco PLC	HUS	1.000%	03/20/2016	0.844%		4,100	26	52	(26)
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	5.926%	JPY	300,000	(38)	(333)	295
Total Capital S.A.	JPM	1.000%	09/20/2015	0.692%	$	4,800	53	67	(14)
Total Capital S.A.	MYC	1.000%	09/20/2015	0.692%		7,500	81	111	(30)
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.412%		5,500	97	13	84
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.412%		2,000	36	10	26
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	1.149%		2,000	(12)	(5)	(7)
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	1.149%		7,900	(46)	(34)	(12)
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	1.149%		11,000	(63)	(65)	2
Transocean, Inc.	FBF	5.000%	09/20/2012	0.437%		1,400	34	(17)	51
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.082%	EUR	7,600	9	(66)	75
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.082%		15,200	19	(126)	145
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.082%		13,500	17	(131)	148
United Kingdom Gilt	BPS	1.000%	09/20/2015	0.343%	$	800	18	12	6
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%		3,000	69	33	36
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.269%		6,700	148	99	49
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.466%		2,600	59	45	14
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.466%		8,300	188	144	44
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.759%		400	5	(18)	23
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	1.488%	EUR	3,600	(87)	(90)	3
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	1.488%		5,500	(133)	(134)	1

							$(11,878)	$(17,980)	$6,102

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-17 5-Year Index	BOA	1.000%	12/20/2016	$	60	$0	$0	$0
CDX.IG-17 5-Year Index	BPS	1.000%	12/20/2016		53,100	358	229	129
CDX.IG-17 5-Year Index	BRC	1.000%	12/20/2016		7,100	48	14	34
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016		28,600	193	111	82
CDX.IG-18 5-Year Index	BOA	1.000%	06/20/2017		4,370	20	28	(8)
CDX.IG-18 5-Year Index	CBK	1.000%	06/20/2017		13,100	60	73	(13)
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017		37,000	172	178	(6)
CDX.IG-18 5-Year Index	GST	1.000%	06/20/2017		13,200	61	74	(13)

						$912	$707	$205

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	80,000	$533	$320	$213
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		250,000	1,794	(749)	2,543
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		85,500	659	(224)	883
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		160,000	1,536	57	1,479
Pay	1-Year BRL-CDI	10.780%	01/02/2014	BPS		400,000	3,908	0	3,908
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		301,100	3,073	80	2,993
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		108,400	1,149	67	1,082
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		953,100	11,024	1,159	9,865
Pay	1-Year BRL-CDI	11.150%	01/02/2014	JPM		205,800	2,666	708	1,958
Pay	1-Year BRL-CDI	11.630%	01/02/2014	DUB		10,000	175	0	175
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		355,000	9,332	324	9,008
Pay	1-Year BRL-CDI	12.540%	01/02/2014	JPM		135,000	3,528	213	3,315
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		550,000	14,380	736	13,644
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		134,000	3,517	528	2,989
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		123,000	3,291	480	2,811
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		78,900	(18)	33	(51)
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	42,500	(147)	(263)	116
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		12,600	219	209	10
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		19,500	339	99	240
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		32,200	560	391	169
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		29,200	508	93	415
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,264,200	168	116	52
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		165,000	22	191	(169)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		272,500	36	(24)	60
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		2,173,000	288	20	268
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	JPM		114,100	15	(7)	22
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		240,200	32	113	(81)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		291,000	239	315	(76)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		229,000	187	206	(19)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		62,000	51	38	13
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		336,000	276	267	9
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		1,048,900	5,851	2,219	3,632
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	JPM		8,500	47	15	32
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		204,600	1,141	569	572
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		812,200	967	329	638
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		288,000	343	399	(56)

							$71,689	$9,027	$62,662

(j)	Purchased options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$	96,800	$368	$0
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012	EUR	10,600	630	75
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	3.500%	11/05/2012		23,600	1,305	167

								$2,303	$242

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	101

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Cost (6)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	04/03/2012	$	87,000	$10,260	$9,448
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	06/18/2012		6,700	781	761

						$11,041	$10,209

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	695	$364	$(113)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	695	173	(61)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	177	51	(6)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,337	443	(359)

				$1,031	$(539)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	335,700	$1,188	$(835)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		335,700	1,188	(725)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		289,600	604	(360)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		289,600	605	(160)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		671,300	923	(121)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		671,300	923	(998)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		3,810,700	2,687	(1,967)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		3,810,700	2,687	(1,713)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		87,800	1,036	(1,203)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		87,800	1,651	(1,388)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		439,900	5,208	(6,029)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		439,900	8,305	(6,955)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		51,400	725	(705)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		51,400	853	(813)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		175,000	2,498	(831)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012	EUR	47,200	707	(44)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	2.800%	11/05/2012		98,300	1,362	(91)

								$33,150	$(24,938)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	1.000%	06/20/2012	$	180,000	$468	$(1,218)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	2.000%	06/20/2012		180,000	720	(15)

							$1,188	$(1,233)

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	21,500	$178	$(34)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		19,600	253	(35)

							$431	$(69)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	1,937	$1,613,400	EUR	87,400	$12,021
Sales	9,583	15,938,500		145,500	53,169
Closing Buys	(6,181)	(5,061,700)		(27,100)	(25,767)
Expirations	0	0		0	0
Exercised	(2,435)	(541,300)		(60,300)	(3,623)

Balance at 03/31/2012	2,904	$11,948,900	EUR	145,500	$35,800

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(l)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,677	$1,910	0.02%

(m)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	170	04/2012	BRC	$0	$(4)	$(4)
Sell		1,014	04/2012	BSN	17	0	17
Buy		1,640	04/2012	CBK	0	(22)	(22)
Sell		35,367	04/2012	CBK	1,118	0	1,118
Buy		610	04/2012	DUB	2	0	2
Sell		1,306	04/2012	JPM	28	0	28
Buy		287	04/2012	RBC	0	(4)	(4)
Buy		369	04/2012	UAG	0	(5)	(5)
Sell	BRL	62,601	04/2012	BRC	1,726	0	1,726
Buy		62,601	04/2012	MSC	0	(1,997)	(1,997)
Sell		62,601	06/2012	MSC	1,975	0	1,975
Buy	EUR	3,273	04/2012	BRC	118	0	118
Sell		1,942	04/2012	BRC	22	0	22
Buy		64,280	04/2012	CBK	656	0	656
Sell		7,349	04/2012	CBK	0	(106)	(106)
Sell		64,280	04/2012	HUS	0	(569)	(569)
Buy		4,248	04/2012	UAG	63	0	63
Sell		6,624	04/2012	UAG	0	(82)	(82)
Sell		64,280	05/2012	CBK	0	(653)	(653)
Buy		578	06/2012	BRC	6	0	6
Buy		1,023	06/2012	BSN	24	0	24
Buy		392	06/2012	CBK	0	0	0
Buy	GBP	257	04/2012	BRC	8	0	8
Buy		23,062	04/2012	DUB	357	0	357
Sell		228	04/2012	DUB	0	(2)	(2)
Sell		23,320	04/2012	GST	0	(755)	(755)
Buy		228	04/2012	JPM	4	0	4
Buy		228	05/2012	DUB	2	0	2
Sell		23,063	05/2012	DUB	0	(357)	(357)
Sell	HKD	12,094	05/2012	HUS	2	0	2
Buy	MXN	3,811	06/2012	HUS	1	0	1
Buy		625	06/2012	JPM	0	0	0
Sell		38,775	06/2012	MSC	13	0	13
Buy		4,424	06/2012	UAG	0	0	0

					$6,142	$(4,556)	$1,586

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$3,129	$0	$3,129
Corporate Bonds & Notes
Banking & Finance	0	2,635,061	0	2,635,061
Industrials	0	3,836,033	161,096	3,997,129
Utilities	0	1,269,956	0	1,269,956
Convertible Bonds & Notes
Industrials	0	1,194	0	1,194
Municipal Bonds & Notes
Arizona	0	3,322	0	3,322
California	0	478,486	0	478,486
Colorado	0	113	0	113
District of Columbia	0	4,412	0	4,412
Florida	0	8,358	0	8,358

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Georgia	$0	$10,138	$0	$10,138
Illinois	0	13,467	0	13,467
Indiana	0	5,915	0	5,915
Iowa	0	4,710	0	4,710
Louisiana	0	108	0	108
Massachusetts	0	11,856	0	11,856
Mississippi	0	4,074	0	4,074
New Jersey	0	53,802	0	53,802
New York	0	213,506	0	213,506
North Carolina	0	3,397	0	3,397
Ohio	0	99,527	0	99,527
Pennsylvania	0	26,401	0	26,401
Tennessee	0	15,691	0	15,691
Texas	0	120,421	0	120,421

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	103

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Washington	$0	$12,360	$0	$12,360
Wisconsin	0	3,819	0	3,819
U.S. Government Agencies	0	8,344	0	8,344
U.S. Treasury Obligations	0	1,439,904	0	1,439,904
Mortgage-Backed Securities	0	27,914	0	27,914
Asset-Backed Securities	0	7	0	7
Sovereign Issues	0	218,464	0	218,464
Convertible Preferred Securities
Banking & Finance	223	0	0	223
Short-Term Instruments
Repurchase Agreements	0	7,700	0	7,700
U.S. Treasury Bills	0	4,301	0	4,301
PIMCO Short-Term Floating NAV Portfolios	277,816	0	0	277,816
Purchased Options
Interest Rate Contracts	0	242	10,209	10,451
	$278,039	$10,546,132	$171,305	$10,995,476

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$14,108	$0	$14,108
Foreign Exchange Contracts	0	6,142	0	6,142
Interest Rate Contracts	5,035	64,090	0	69,125
	$5,035	$84,340	$0	$89,375

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7,801)	0	(7,801)
Foreign Exchange Contracts	0	(4,556)	0	(4,556)
Interest Rate Contracts	(3,680)	(26,341)	(69)	(30,090)
	$(3,680)	$(38,698)	$(69)	$(42,447)

Totals	$279,394	$10,591,774	$171,236	$11,042,404

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes Industrials	$127,873	$46,444	$(12,577)	$(713)	$(648)	$717	$0	$0	$161,096	$(7,632)
Purchased Options
Interest Rate Contracts	0	11,041	0	0	0	(832)	0	0	10,209	(832)

	$127,873	$57,485	$(12,577)	$(713)	$(648)	$(115)	$0	$0	$171,305	$(6,367)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$11	$0	$0	$0	$0	$(10)	$0	$(1)	$0	$0

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(4,649)	$0	$0	$0	$2,757	$1,823	$0	$0	$(69)	$171

Totals	$123,235	$57,485	$(12,577)	$(713)	$2,109	$1,698	$0	$(1)	$171,236	$(6,196)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$10,451	$10,451
Variation margin receivable on financial derivative instruments (2)	0	584	0	0	932	1,516
Unrealized appreciation on foreign currency contracts	0	0	0	6,142	0	6,142
Unrealized appreciation on OTC swap agreements	0	12,297	0	0	63,114	75,411

	$0	$12,881	$0	$6,142	$74,497	$93,520

Liabilities:
Written options outstanding	$0	$1,233	$0	$0	$25,546	$26,779
Variation margin payable on financial derivative instruments (2)	0	0	0	0	1,620	1,620
Unrealized depreciation on foreign currency contracts	0	0	0	4,556	0	4,556
Unrealized depreciation on OTC swap agreements	0	6,568	0	0	452	7,020

	$0	$7,801	$0	$4,556	$27,618	$39,975

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(160)	$0	$0	$0	$(160)
Net realized gain on futures contracts	0	0	0	0	75,483	75,483
Net realized gain on written options	0	11,702	0	0	8,561	20,263
Net realized gain on swaps	0	3,409	0	0	5,426	8,835
Net realized gain on foreign currency transactions	0	0	0	887	0	887

	$0	$14,951	$0	$887	$89,470	$105,308

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$133	$0	$0	$(2,894)	$(2,761)
Net change in unrealized appreciation on futures contracts	0	0	0	0	703	703
Net change in unrealized appreciation (depreciation) on written options	0	(1,600)	0	0	13,901	12,301
Net change in unrealized appreciation (depreciation) on swaps	0	(5,848)	0	0	66,409	60,561
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	5,372	0	5,372

	$0	$(7,315)	$0	$5,372	$78,119	$76,176

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,355 and open centrally cleared swaps cumulative appreciation/(depreciation) of $2,375 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	105

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

March 31, 2012

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(4,204)	$4,288	$84
BPS	6,999	(7,240)	(241)
BRC	16,723	(16,580)	143
BSN	41	0	41
CBK	(2,909)	3,195	286
DUB	(11,824)	10,634	(1,190)
FBF	(387)	581	194
GLM	18	0	18
GST	(4,540)	3,558	(982)
HUS	21,458	(21,900)	(442)
JPM	7,100	(6,569)	531
MSC	(9)	(163)	(172)
MYC	22,750	(25,450)	(2,700)
RBC	(4)	0	(4)
RYL	(5,492)	5,420	(72)
UAG	598	(770)	(172)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Mortgage Portfolio

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,729	$1,901

Total Corporate Bonds & Notes (Cost $1,728)		1,901

MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	946

Total Municipal Bonds & Notes (Cost $1,405)		946

U.S. GOVERNMENT AGENCIES 123.5%
Fannie Mae
0.000% due 08/25/2022 (b)	9	8
0.294% due 12/25/2036	1,408	1,347
0.302% due 07/25/2037	3,832	3,691
0.384% due 04/25/2035	1,574	1,563
0.392% due 10/25/2035	4,858	4,757
0.442% due 03/25/2035 - 10/27/2037	47,847	47,584
0.462% due 07/25/2032 - 09/26/2033	399	391
0.492% due 02/25/2037 - 05/25/2037	6,273	6,246
0.502% due 06/25/2032	5	5
0.522% due 10/25/2033	1	1
0.542% due 12/25/2028	37	37
0.602% due 02/25/2033	42	41
0.642% due 04/18/2028 - 06/25/2032	1,134	1,134
0.652% due 04/25/2036	1,291	1,292
0.687% due 02/25/2037	5,618	5,621
0.692% due 10/18/2030 - 04/25/2034	5,282	5,303
0.712% due 12/25/2040	36,311	36,332
0.722% due 12/25/2040	96,865	96,858
0.742% due 03/25/2017 - 01/25/2041	259,444	259,639
0.750% due 09/18/2027	177	178
0.800% due 06/25/2018	3	3
0.822% due 08/25/2037 - 06/25/2041	29,271	29,363
0.842% due 05/25/2036	1,630	1,627
0.892% due 09/25/2023	89	90
0.900% due 06/25/2022	0	0
1.142% due 04/25/2032 - 04/25/2037	22,085	22,360
1.150% due 04/25/2021	0	0
1.350% due 05/25/2023	44	46
1.382% due 08/01/2042 - 10/01/2044	5,291	5,335
1.445% due 03/01/2035	563	573
1.550% due 11/25/2021	25	26
1.582% due 10/01/2030 - 12/01/2040	696	712
1.645% due 07/01/2030	25	26
1.992% due 06/01/2023	26	26
2.077% due 02/01/2035	867	908
2.088% due 04/01/2022	55	58
2.115% due 03/01/2035	191	201
2.122% due 05/01/2035	272	286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 06/01/2017 - 04/01/2033	$147	$152
2.129% due 11/01/2035	895	926
2.132% due 09/01/2035	838	890
2.139% due 01/01/2030	37	37
2.164% due 09/01/2035	2,048	2,158
2.200% due 11/01/2026	101	107
2.223% due 02/01/2026 - 11/01/2035	50	52
2.230% due 04/01/2030	8	8
2.262% due 03/01/2025	18	19
2.270% due 09/01/2028	3	3
2.274% due 11/01/2025	57	60
2.277% due 07/01/2032	70	71
2.278% due 08/01/2029	62	65
2.295% due 06/01/2019	5	5
2.310% due 02/01/2027 - 10/01/2028	141	149
2.314% due 05/01/2030	62	66
2.318% due 12/01/2031	13	14
2.325% due 11/01/2023	0	0
2.331% due 03/01/2024	30	30
2.344% due 07/01/2035	464	493
2.350% due 07/01/2035	225	241
2.375% due 06/01/2026 - 08/01/2035	351	373
2.378% due 09/01/2031	38	40
2.390% due 05/01/2029	16	16
2.393% due 11/01/2025	127	136
2.395% due 09/01/2030	23	23
2.402% due 09/01/2030	22	23
2.409% due 05/01/2026	24	25
2.414% due 05/01/2027	101	106
2.415% due 07/01/2034	401	427
2.424% due 04/01/2030	17	17
2.426% due 06/01/2035	82	88
2.427% due 07/01/2024	3	3
2.450% due 03/01/2017	1	1
2.451% due 10/01/2023	21	21
2.455% due 04/01/2030 - 11/01/2031	88	91
2.457% due 10/01/2035	289	308
2.470% due 07/01/2017 - 11/01/2017	5	5
2.471% due 10/01/2016 - 10/01/2031	101	102
2.490% due 05/25/2035	568	591
2.500% due 07/01/2017 - 04/01/2027	21,026	21,267
2.504% due 01/01/2035	442	471
2.505% due 06/01/2035	6,039	6,385
2.506% due 02/01/2021 - 03/01/2030	375	379
2.509% due 06/01/2032	283	298
2.520% due 04/01/2032	6	6
2.525% due 05/01/2030	18	18
2.541% due 07/01/2027	23	24
2.560% due 09/01/2034	446	477
2.565% due 02/01/2034	271	289
2.585% due 05/01/2019	119	121
2.590% due 05/01/2036	204	210
2.610% due 12/01/2029	4	4
2.612% due 12/01/2035	123	131
2.616% due 04/01/2019	35	37
2.623% due 11/01/2017	10	10
2.624% due 09/01/2017	198	203
2.625% due 12/01/2023	32	33
2.657% due 12/01/2027	28	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.674% due 03/01/2018	$5	$5
2.704% due 03/01/2035	408	436
2.719% due 02/01/2032	734	783
2.739% due 04/01/2035	153	163
2.747% due 08/01/2024	2	2
2.750% due 08/01/2023	13	14
2.785% due 02/01/2035	196	209
2.878% due 02/01/2015	21	21
2.930% due 06/01/2030	100	106
3.000% due 05/01/2027	57,000	58,897
3.021% due 02/01/2017	140	146
3.095% due 02/01/2024	105	111
3.100% due 11/01/2017	3	3
3.104% due 12/01/2017	94	98
3.145% due 06/01/2029	24	25
3.241% due 08/01/2029	40	41
3.250% due 06/01/2017	4	4
3.321% due 05/01/2036	2,315	2,377
3.440% due 09/01/2027	3	3
3.500% due 06/01/2014 - 05/01/2042	201,483	209,165
3.574% due 08/01/2026	22	23
3.599% due 05/01/2036	23	24
3.723% due 06/01/2029	11	12
3.730% due 10/01/2016	23	23
3.784% due 05/01/2036	17	18
3.965% due 05/01/2036	48	51
4.000% due 05/01/2013 - 05/01/2042	1,321,629	1,391,633
4.119% due 01/01/2026	12	12
4.123% due 02/01/2026	41	44
4.305% due 04/01/2020	84	85
4.317% due 11/01/2028	490	525
4.339% due 11/01/2028	270	289
4.355% due 08/01/2028	178	190
4.412% due 02/01/2028	217	233
4.500% due 05/01/2014 - 05/01/2042	739,284	788,155
4.523% due 01/01/2028	10	11
4.657% due 02/01/2031	406	420
4.668% due 09/01/2034	99	106
4.695% due 02/01/2025	39	39
4.737% due 09/01/2035	136	146
4.774% due 11/01/2035	2,458	2,621
4.875% due 05/01/2019	10	10
4.956% due 01/01/2029	20	21
4.977% due 07/01/2024	6	6
4.997% due 01/01/2024	5	5
5.000% due 04/01/2017 - 05/01/2042	382,883	414,535
5.025% due 05/01/2035	882	945
5.098% due 12/01/2030	426	444
5.162% due 10/01/2035	237	252
5.266% due 02/01/2030	335	361
5.320% due 02/01/2031	177	180
5.364% due 11/01/2035	347	373
5.500% due 11/01/2017 - 05/01/2042	563,233	615,946
5.501% due 02/01/2031	149	160
5.558% due 09/01/2020	14	14
5.623% due 02/01/2036	302	327
5.700% due 08/01/2018	300	320
5.750% due 11/01/2024	1	1
6.000% due 03/25/2017 - 04/01/2042	458,197	506,025
6.250% due 12/25/2013	186	192
6.290% due 02/25/2029	1,500	1,654

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	107

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.300% due 06/25/2031 - 10/17/2038	$5,679	$6,711
6.350% due 06/25/2020	592	605
6.390% due 05/25/2036	13	13
6.410% due 08/01/2016	858	896
6.500% due 07/18/2012 - 04/01/2042	108,854	122,485
6.589% due 10/25/2031	22	24
6.703% due 08/01/2028	1,264	1,430
6.850% due 12/18/2027	910	1,064
6.875% due 02/01/2018	58	58
7.000% due 01/01/2013 - 06/01/2037	2,156	2,487
7.491% due 08/01/2014	3	3
7.500% due 12/01/2012 - 07/25/2041	2,191	2,560
7.730% due 01/01/2025	856	954
7.800% due 10/25/2022 - 06/25/2026	100	115
8.000% due 06/01/2015 - 05/01/2032	84	100
8.200% due 04/25/2025	17	19
8.500% due 11/01/2017	66	74
8.750% due 11/25/2019 - 06/25/2021	116	136
8.766% due 06/25/2032	109	111
9.000% due 03/25/2021 - 11/01/2025	75	88
9.000% due 05/25/2022 - 06/25/2022 (a)	33	7
9.500% due 11/25/2020 - 04/01/2025	259	299
15.500% due 10/01/2012	0	0
510.000% due 09/25/2019 (a)	0	2
839.670% due 08/25/2020 (a)	0	1
Farmer Mac
6.770% due 01/25/2013	1,205	1,195
8.357% due 04/25/2030	461	450
FDIC Structured Sale Guaranteed Notes
0.741% due 11/29/2037	5,218	5,192
Federal Housing Administration
1.000% due 12/01/2018	649	649
6.875% due 12/01/2016	136	134
6.896% due 07/01/2020	217	213
7.430% due 12/01/2018^	78	77
7.430% due 02/01/2020 - 05/01/2024	3,213	3,173
7.450% due 05/01/2021	825	815
Freddie Mac
0.392% due 07/15/2019 - 10/15/2020	1,986	1,982
0.442% due 03/15/2031 - 09/15/2035	307	307
0.472% due 02/15/2019	3,435	3,431
0.482% due 07/25/2031	40	40
0.492% due 05/25/2031 - 07/15/2034	350	344
0.522% due 09/25/2031	286	263
0.542% due 05/15/2036	169	168
0.592% due 12/15/2029 - 12/15/2030	870	871
0.642% due 06/15/2018	1,636	1,640
0.692% due 08/15/2029 - 08/15/2032	22,191	22,239
0.700% due 03/15/2024 - 09/15/2026	442	445
0.712% due 11/15/2040	42,514	42,535
0.722% due 10/15/2040	83,888	83,882

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.742% due 02/15/2028 - 11/15/2040	$166,584	$166,754
0.750% due 05/15/2023	1	1
0.782% due 10/15/2037	27,613	27,741
0.792% due 03/15/2032 - 07/15/2041	3,480	3,486
0.822% due 07/15/2037	4,519	4,534
0.842% due 08/15/2035	6,393	6,442
1.192% due 04/15/2031	3,506	3,585
1.242% due 06/15/2031	232	237
1.387% due 11/25/2019 (a)	86,775	7,412
1.442% due 07/15/2027	1,241	1,242
1.562% due 07/25/2044	17,593	17,902
1.625% due 01/01/2017 - 02/01/2017	6	6
1.750% due 03/01/2017 - 10/01/2024	12	13
1.786% due 10/01/2023	611	621
2.085% due 04/01/2025	29	30
2.188% due 03/01/2033	201	210
2.200% due 09/01/2027 - 10/01/2027	35	36
2.226% due 10/01/2018	3	3
2.250% due 04/01/2018 - 10/01/2024	129	135
2.252% due 06/01/2022	35	35
2.262% due 01/01/2028	75	79
2.271% due 12/01/2035	2,159	2,295
2.297% due 08/01/2029	34	36
2.314% due 11/01/2027	156	165
2.332% due 09/01/2028	29	29
2.335% due 09/01/2026	189	199
2.348% due 12/01/2032	110	116
2.356% due 08/01/2031	14	14
2.357% due 07/01/2024	57	58
2.358% due 11/01/2027	5	5
2.363% due 04/01/2031	5	5
2.365% due 10/01/2023	44	46
2.366% due 06/01/2024	21	22
2.370% due 02/01/2029	212	224
2.373% due 04/01/2029	41	44
2.375% due 08/01/2031 - 10/01/2035	553	591
2.382% due 11/01/2027	82	82
2.409% due 02/01/2031	12	13
2.438% due 06/01/2022	4	4
2.448% due 07/01/2030	175	181
2.450% due 05/01/2019 - 09/01/2027	62	63
2.453% due 11/01/2029	1,259	1,340
2.454% due 03/01/2032	72	76
2.460% due 12/01/2026	16	17
2.470% due 12/01/2029	198	211
2.471% due 05/01/2017 - 09/01/2018	115	119
2.476% due 10/01/2024	87	93
2.483% due 02/01/2029 - 10/01/2036	650	690
2.485% due 07/01/2028	319	340
2.488% due 06/01/2028	71	76
2.491% due 05/01/2032	32	33
2.515% due 05/01/2032	202	204
2.518% due 02/01/2027	386	411
2.527% due 05/01/2032	362	385
2.575% due 06/01/2030	2	2
2.578% due 03/01/2027	8	8
2.588% due 10/01/2027	36	38
2.594% due 07/01/2027	48	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.597% due 07/01/2029	$31	$33
2.606% due 07/01/2030	17	18
2.622% due 04/01/2036	991	1,042
2.640% due 02/01/2027	38	38
2.644% due 08/01/2030	6	6
2.666% due 03/01/2033	75	77
2.698% due 11/01/2034	426	457
2.701% due 08/01/2018	43	46
2.725% due 05/01/2032	10	10
2.756% due 03/01/2035	301	303
2.794% due 09/01/2024	23	25
2.875% due 12/01/2018	3	3
2.939% due 07/01/2035	1,005	1,061
3.086% due 07/01/2019	53	53
3.125% due 09/01/2018	5	5
3.250% due 04/01/2019	16	16
3.266% due 08/15/2032	791	831
3.500% due 12/15/2022 - 07/15/2032	85	88
4.000% due 03/15/2023 - 05/01/2042	353,448	369,382
4.087% due 03/01/2029	84	85
4.500% due 06/01/2018 - 11/01/2041	557,503	591,770
5.000% due 11/15/2017 - 04/01/2042	385,001	415,852
5.079% due 08/01/2035	576	620
5.500% due 11/01/2018 - 04/01/2042	365,396	398,513
6.000% due 03/01/2017 - 05/01/2040	78,251	86,678
6.250% due 12/15/2028	781	881
6.500% due 08/01/2016 - 10/25/2043	18,064	20,260
7.000% due 01/01/2015 - 12/01/2032	811	941
7.000% due 10/25/2023 (a)	65	13
7.400% due 02/01/2021	180	178
7.500% due 03/01/2022 - 01/15/2030	291	338
7.500% due 08/15/2029 (a)	15	3
7.645% due 05/01/2025	754	881
8.000% due 11/01/2013 - 09/01/2030	35	37
8.500% due 11/15/2018 - 08/01/2027	187	220
9.000% due 12/15/2020 - 02/15/2021	166	170
9.050% due 06/15/2019	34	38
9.500% due 12/15/2020 - 06/01/2021	196	196
9.500% due 11/01/2021 (a)	15	4
Ginnie Mae
0.442% due 05/16/2030 - 02/16/2032	464	465
0.542% due 12/16/2026 - 01/16/2031	581	584
0.592% due 06/20/2032	236	237
0.642% due 06/16/2031 - 03/16/2032	682	685
0.692% due 10/16/2030	24	25
0.742% due 02/16/2030 - 04/16/2032	501	504
0.792% due 12/16/2025	382	385
0.815% due 09/20/2061	48,554	48,344
0.842% due 02/16/2030	61	61
0.892% due 02/16/2030	53	54
1.064% due 01/20/2060	13,792	13,909

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.192% due 03/20/2031	$2,364	$2,408
1.197% due 01/20/2059	1,061	1,070
1.217% due 10/20/2058	928	938
1.221% due 08/20/2058	2,428	2,454
1.242% due 02/20/2031	1,466	1,472
1.625% due 08/20/2017 - 07/20/2035	27,497	28,432
1.750% due 02/20/2032	329	341
1.763% due 03/16/2051 (a)	43,930	3,232
2.000% due 08/20/2021 - 08/20/2030	1,256	1,301
2.250% due 01/20/2028 - 03/20/2030	575	593
2.375% due 04/20/2017 - 04/20/2033	18,598	19,273
2.500% due 09/20/2017 - 09/20/2030	598	621
3.000% due 06/20/2018 - 01/20/2034	6,728	7,052
3.500% due 03/20/2016 - 05/01/2042	287,114	298,511
4.000% due 11/20/2018 - 05/01/2042	102,460	109,703
4.500% due 09/15/2033 - 05/01/2042	558,658	608,223
5.000% due 06/15/2034 - 05/01/2042	426,783	470,923
5.500% due 05/15/2031 - 05/01/2042	162,731	181,794
6.000% due 10/15/2023 - 05/01/2042	89,519	101,144
6.250% due 03/16/2029	1,846	2,010
6.500% due 10/15/2023 - 05/01/2042	29,368	33,646
6.962% due 03/16/2041	3,086	3,259
7.000% due 09/15/2012 - 02/16/2029	765	852
7.500% due 02/15/2017 - 11/15/2031	1,281	1,439
7.750% due 10/15/2025	18	18
8.000% due 12/15/2017 - 09/20/2031	3,476	3,747
8.500% due 06/15/2027 - 03/20/2031	898	1,018
9.000% due 04/15/2020 - 12/15/2030	69	71
9.500% due 12/15/2021	37	42
NCUA Guaranteed Notes
0.623% due 03/06/2020	7,545	7,540
0.713% due 11/05/2020	195,283	195,283
0.803% due 12/08/2020	81,002	81,335
Small Business Administration
5.370% due 04/01/2028	9,151	10,300
5.490% due 05/01/2028	11,532	13,040
5.870% due 05/01/2026 - 07/01/2028	8,549	9,818
6.220% due 12/01/2028	1,557	1,784
7.190% due 12/01/2019	102	113
7.220% due 11/01/2020	386	430
Vendee Mortgage Trust
6.500% due 03/15/2029	1,529	1,793
6.810% due 01/15/2030	499	590

Total U.S. Government Agencies (Cost $9,196,611)		9,294,158

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
1.375% due 02/28/2019	$21,000	$20,696

Total U.S. Treasury Obligations (Cost $20,517)		20,696

MORTGAGE-BACKED SECURITIES 10.6%
Adjustable Rate Mortgage Trust
2.876% due 09/25/2035	2,130	1,725
American Home Mortgage Assets LLC
0.432% due 10/25/2046	2,673	1,370
0.532% due 08/25/2037^	12,561	1,003
American Home Mortgage Investment Trust
0.482% due 05/25/2047	2,361	188
2.782% due 02/25/2045	2,082	1,802
Banc of America Funding Corp.
0.532% due 05/20/2035	1,645	936
5.753% due 10/25/2036^	3,539	2,368
5.837% due 01/25/2037	2,942	1,835
Banc of America Mortgage Securities, Inc.
2.726% due 06/20/2031	217	207
2.748% due 07/25/2034	14	13
2.873% due 07/25/2033	210	201
2.999% due 02/25/2036	1,276	949
3.447% due 07/20/2032	49	35
6.500% due 10/25/2031	54	56
BCAP LLC Trust
0.744% due 01/26/2036	10,252	8,864
5.500% due 11/26/2035	19,000	19,311
Bear Stearns Adjustable Rate Mortgage Trust
2.593% due 08/25/2033	1,855	1,832
2.601% due 08/25/2033	1,301	1,310
2.875% due 01/25/2034	6	5
2.888% due 02/25/2033	15	13
2.954% due 11/25/2030	7	8
3.049% due 04/25/2034	16	14
Bear Stearns Alt-A Trust
2.783% due 11/25/2036	1,357	752
2.809% due 05/25/2035	972	772
2.873% due 11/25/2036	1,195	655
3.871% due 08/25/2036^	6,754	1,341
4.992% due 11/25/2036	672	407
Bear Stearns Commercial Mortgage Securities
5.718% due 06/11/2040	400	434
7.000% due 05/20/2030	1,591	1,769
Bear Stearns Mortgage Securities, Inc.
3.505% due 06/25/2030	13	12
Bear Stearns Structured Products, Inc.
2.845% due 12/26/2046	2,892	1,648
Bella Vista Mortgage Trust
0.492% due 05/20/2045	825	480
CC Mortgage Funding Corp.
0.422% due 05/25/2036	516	327
0.492% due 08/25/2035	1,002	714
0.803% due 01/25/2035	690	329
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	19	19
6.500% due 02/25/2024	261	269
Citigroup Commercial Mortgage Trust
6.074% due 12/10/2049	5,600	5,814
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	1,194	1,128
2.660% due 05/25/2035	32	30
2.682% due 08/25/2035	1,907	1,014
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	250	289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	$2,621	$1,925
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (b)	1	1
Commercial Mortgage Acceptance Corp.
1.033% due 07/15/2031 (a)	1,505	48
Commercial Mortgage Pass-Through Certificates
2.427% due 07/10/2046 (a)	92,755	6,441
2.466% due 07/10/2046 (a)	58,240	5,482
4.867% due 05/10/2043	15,075	15,837
5.306% due 12/10/2046	1,900	2,136
Community Program Loan Trust
4.500% due 10/01/2018	68	68
Countrywide Alternative Loan Trust
0.412% due 01/25/2037	971	551
0.432% due 11/25/2046	4,046	2,465
0.442% due 05/25/2036	746	421
0.442% due 07/20/2046	1,762	723
0.452% due 05/25/2035	2,124	1,277
0.452% due 03/20/2046	3,670	1,958
0.452% due 07/25/2046	3,477	2,187
0.462% due 05/25/2035	395	238
0.472% due 08/25/2046	2,283	332
0.492% due 05/25/2035	573	218
0.492% due 09/25/2046	4,050	383
0.492% due 10/25/2046	1,978	551
0.502% due 07/25/2046	2,850	251
0.512% due 05/25/2036	2,094	378
0.522% due 12/25/2035	529	356
0.522% due 09/20/2046	8,850	771
0.582% due 10/25/2046	2,250	57
0.592% due 06/25/2037	3,952	257
0.592% due 06/25/2047	375	54
0.612% due 11/25/2035	971	174
0.662% due 12/25/2035	1,257	365
6.000% due 10/25/2032	95	99
6.250% due 11/25/2036^	3,391	2,670
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 05/25/2035	2,232	1,517
0.532% due 04/25/2035	1,560	1,013
0.542% due 04/25/2046	3,216	614
0.552% due 03/25/2035	3,640	2,242
0.572% due 02/25/2035	1,377	1,020
0.582% due 02/25/2035	37	26
0.582% due 03/25/2036	1,212	384
0.592% due 02/25/2036	1,874	526
0.642% due 03/25/2035	860	137
2.125% due 07/19/2031	8	8
2.316% due 09/25/2034	826	565
2.741% due 11/19/2033	22	21
2.798% due 08/25/2034	1,219	912
2.866% due 11/19/2033	31	27
5.263% due 02/20/2036	1,432	1,036
5.576% due 09/25/2047	2,472	1,636
Credit Suisse First Boston Mortgage Securities Corp.
0.024% due 08/15/2038 (a)	247,436	180
2.389% due 06/25/2033	57	54
4.666% due 03/15/2036	77	77
4.871% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021	994	936
5.349% due 07/26/2037	12,052	12,336
5.579% due 04/25/2037	3,528	1,915
5.599% due 04/12/2049	2,222	2,281
5.695% due 04/16/2049	4,600	5,088
5.713% due 06/15/2039	3,500	3,791

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	109

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBUBS Mortgage Trust
1.592% due 07/12/2044	$7,523	$7,692
Deutsche Mortgage Securities, Inc.
1.521% due 06/28/2047	15,610	15,499
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	14	11
Extended Stay America Trust
3.128% due 01/05/2013 (a)	78,985	1,678
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,841
8.970% due 09/18/2027	4,000	1,440
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	1,056	1,037
First Nationwide Trust
6.750% due 08/21/2031	40	41
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	5,085	4,794
1.224% due 11/15/2031	1,211	917
3.136% due 06/25/2030	3,505	3,487
Greenpoint Mortgage Funding Trust
0.442% due 10/25/2046	3,231	890
0.442% due 12/25/2046^	3,081	846
0.472% due 06/25/2045	5,678	3,396
0.512% due 04/25/2036^	2,376	366
0.562% due 09/25/2046^	2,670	350
0.582% due 10/25/2046	3,575	284
Greenpoint Mortgage Pass-Through Certificates
3.103% due 10/25/2033	162	142
GS Mortgage Securities Corp.
1.731% due 03/06/2020	2,810	2,759
GSR Mortgage Loan Trust
0.502% due 08/25/2046	3,793	862
2.441% due 06/25/2034	103	92
2.894% due 04/25/2036	662	523
Harborview Mortgage Loan Trust
0.372% due 04/19/2038	969	637
0.432% due 07/21/2036	2,975	1,886
0.492% due 09/19/2046^	1,940	287
2.538% due 11/19/2034	128	85
2.797% due 08/19/2034	4,180	3,262
2.959% due 07/19/2035	80	66
5.242% due 08/19/2036^	1,919	1,360
Homebanc Mortgage Trust
0.422% due 12/25/2036	778	514
Indymac ARM Trust
1.785% due 01/25/2032	11	9
Indymac Index Mortgage Loan Trust
0.442% due 11/25/2046	3,894	1,070
0.452% due 05/25/2046	2,249	1,456
0.482% due 07/25/2035	2,114	1,453
0.492% due 02/25/2037	2,450	518
0.542% due 06/25/2037^	803	275
0.562% due 02/25/2035	454	305
2.430% due 01/25/2036	3	2
2.574% due 12/25/2034	22	17
5.000% due 08/25/2035^	2,595	1,765
5.047% due 01/25/2036	3,005	2,144
Indymac Mortgage Loan Trust
0.542% due 11/25/2035^	342	158
JPMorgan Alternative Loan Trust
0.741% due 06/27/2037	24,578	17,968
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019	124,102	120,406
2.170% due 06/15/2043 (a)	21,742	1,526
4.853% due 03/15/2046	7,138	7,450
5.305% due 01/15/2049	17,164	17,304
5.336% due 05/15/2047	200	220

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.716% due 02/15/2051	$763	$847
5.794% due 02/12/2051	300	345
JPMorgan Mortgage Trust
4.989% due 10/25/2035	3,600	2,911
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	25	3
LB Mortgage Trust
8.497% due 01/20/2017	716	717
LB-UBS Commercial Mortgage Trust
5.303% due 02/15/2040	1,797	1,798
5.430% due 02/15/2040	196	218
5.866% due 09/15/2045	230	262
Luminent Mortgage Trust
0.422% due 12/25/2036	4,043	2,229
0.442% due 10/25/2046	3,366	2,190
MASTR Adjustable Rate Mortgages Trust
0.482% due 05/25/2037	1,245	591
0.542% due 05/25/2047	3,950	895
0.582% due 05/25/2047	3,350	264
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	222	228
MASTR Seasoned Securities Trust
2.671% due 10/25/2032	697	632
Mellon Residential Funding Corp.
0.682% due 12/15/2030	1,565	1,478
0.722% due 06/15/2030	224	215
0.942% due 11/15/2031	1,595	1,558
1.122% due 11/15/2031	167	137
Merrill Lynch Alternative Note Asset
0.542% due 03/25/2037	2,037	789
Merrill Lynch Mortgage Investors, Inc.
0.550% due 04/25/2028 (a)	214	1
MLCC Mortgage Investors, Inc.
1.965% due 01/25/2029	4,000	3,342
2.297% due 04/25/2035	66	61
Morgan Stanley Capital
0.302% due 10/15/2020	351	351
5.809% due 12/12/2049	300	345
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	4,183	4,257
Morgan Stanley Mortgage Loan Trust
0.612% due 11/25/2035	3,628	2,054
0.752% due 02/25/2047	2,711	1,721
2.677% due 07/25/2035	2,477	1,662
5.701% due 02/25/2047	5,967	3,440
Mortgage Equity Conversion Asset Trust
0.620% due 05/25/2042	141,515	117,457
0.660% due 02/25/2042	7,265	6,048
0.680% due 10/25/2041	26,326	21,983
0.680% due 01/25/2042	31,029	25,832
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	4,931	4,340
6.138% due 03/25/2047	4,502	3,961
7.000% due 02/19/2030	510	512
Ocwen Residential MBS Corp.
6.789% due 06/25/2039^	39	0
Opteum Mortgage Acceptance Corp.
0.502% due 07/25/2035	308	296
Prime Mortgage Trust
0.642% due 02/25/2034	143	130
RBSCF Trust
5.305% due 01/16/2049	3,199	3,199
RBSSP Resecuritization Trust
0.741% due 11/26/2035	712	665
0.741% due 10/26/2045	3,321	3,286
Residential Accredit Loans, Inc.
0.442% due 12/25/2046^	3,076	772

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.452% due 04/25/2046	$14,223	$5,933
0.492% due 08/25/2037	3,632	2,274
0.512% due 05/25/2046^	2,406	515
0.547% due 09/25/2046	5,087	473
0.642% due 03/25/2033	266	241
3.280% due 08/25/2035^	715	358
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	89	89
Residential Asset Securitization Trust
0.642% due 05/25/2033	158	150
Residential Funding Mortgage Securities
3.110% due 09/25/2035	2,546	1,792
RiverView HECM Trust
0.302% due 07/25/2047	22,973	20,216
0.620% due 05/25/2047	915	809
0.992% due 09/26/2041	79,722	70,554
Sequoia Mortgage Trust
0.592% due 10/19/2026	77	70
0.962% due 11/22/2024	20	18
1.002% due 10/20/2027	2,220	2,091
2.501% due 01/20/2047	2,293	1,685
Sovereign Commercial Mortgage Securities Trust
5.904% due 07/22/2030	3,623	3,721
Structured Adjustable Rate Mortgage Loan Trust
0.462% due 05/25/2037	10,238	5,874
0.732% due 06/25/2034	1,024	777
2.632% due 07/25/2034	113	105
2.669% due 01/25/2035	2,810	2,294
2.697% due 08/25/2035	38	31
5.199% due 11/25/2035	3,049	2,041
6.000% due 10/25/2037^	3,438	1,525
Structured Asset Mortgage Investments, Inc.
0.372% due 03/25/2037	368	215
0.432% due 06/25/2036	621	411
0.472% due 05/25/2045	3,024	1,897
0.492% due 07/19/2035	7,136	6,214
0.542% due 08/25/2036	4,250	958
0.592% due 03/19/2034	1,340	1,201
0.902% due 09/19/2032	4,543	4,148
0.902% due 10/19/2034	338	307
3.437% due 05/25/2022	560	561
4.201% due 05/02/2030	116	79
Structured Asset Securities Corp.
2.317% due 07/25/2032	2	2
2.365% due 01/25/2032	201	149
2.479% due 06/25/2033	74	69
2.545% due 02/25/2032	3	3
2.718% due 08/25/2032	537	533
2.772% due 10/25/2035	398	315
5.314% due 04/25/2033	211	205
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	2,445	1,316
5.970% due 09/25/2036	9,085	1,701
6.015% due 07/25/2037	4,790	3,018
Thornburg Mortgage Securities Trust
3.609% due 06/25/2043	4,195	4,264
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	3,473	3,342
5.572% due 10/15/2048	5,150	5,736
WaMu Mortgage Pass-Through Certificates
0.462% due 07/25/2046^	402	52
0.472% due 04/25/2045	165	133
0.502% due 11/25/2045	2,229	1,773
0.552% due 01/25/2045	5,409	4,511
0.562% due 01/25/2045	742	625
0.562% due 07/25/2045	151	120
0.572% due 01/25/2045	2,978	2,479

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.582% due 01/25/2045	$638	$512
0.750% due 07/25/2044	456	249
0.942% due 12/25/2045	1,026	138
0.969% due 07/25/2047	4,367	2,796
0.999% due 11/25/2046	782	520
1.159% due 02/25/2046	2,453	1,916
1.359% due 11/25/2042	126	110
1.559% due 06/25/2042	662	544
1.559% due 08/25/2042	1,507	1,229
2.371% due 12/25/2036	2,626	1,838
2.474% due 01/25/2047	2,648	2,064
2.577% due 06/25/2033	1,465	1,481
2.577% due 03/25/2034	31	31
2.724% due 05/25/2046	1,568	1,111
2.724% due 08/25/2046	557	393
4.480% due 04/25/2037	2,873	2,034
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.492% due 07/25/2046	1,646	319
1.129% due 05/25/2046	3,274	1,796
6.268% due 07/25/2036	3,996	1,815
Washington Mutual MSC Mortgage Pass-Through Certificates
2.556% due 11/25/2030	473	446
Wells Fargo Mortgage-Backed Securities Trust
0.742% due 07/25/2037	2,774	2,196
2.665% due 10/25/2033	377	374
WF-RBS Commercial Mortgage Trust
0.885% due 06/15/2044 (a)	7,141	298

Total Mortgage-Backed Securities (Cost $893,692)		798,564

ASSET-BACKED SECURITIES 4.8%
Aames Mortgage Investment Trust
1.042% due 10/25/2035	1,701	1,677
ABFS Mortgage Loan Trust
0.000% due 07/15/2033	1,839	1,339
Access Group, Inc.
1.860% due 10/27/2025	12,933	12,949
ACE Securities Corp.
0.292% due 12/25/2036	0	0
0.302% due 10/25/2036	385	105
0.942% due 08/25/2030	38	33
AFC Home Equity Loan Trust
0.792% due 12/26/2029	9	8
1.052% due 06/25/2029	422	232
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	657	647
Ameriquest Mortgage Securities, Inc.
0.852% due 01/25/2035	5,152	1,269
Amortizing Residential Collateral Trust
0.782% due 06/25/2032	44	36
0.822% due 07/25/2032	736	585
0.942% due 10/25/2031	336	255
Amresco Residential Securities Mortgage Loan Trust
0.737% due 06/25/2028	116	100
0.797% due 06/25/2027	413	380
0.872% due 09/25/2028	1,301	974
1.182% due 06/25/2029	204	162
Argent Securities, Inc.
0.732% due 10/25/2035	7,500	2,492
Asset-Backed Funding Certificates
1.262% due 03/25/2032	843	632
Asset-Backed Securities Corp. Home Equity
0.322% due 05/25/2037	14	10
0.762% due 06/15/2031	219	207
0.872% due 09/25/2034	5,166	3,393

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bayview Financial Acquisition Trust
0.591% due 05/28/2037	$3,443	$1,399
5.208% due 04/28/2039	271	262
Bear Stearns Asset-Backed Securities Trust
0.642% due 09/25/2046	2,899	1,671
1.217% due 02/25/2034	362	276
1.442% due 10/25/2032	363	308
1.742% due 11/25/2042	888	739
2.993% due 06/25/2043	59	57
Carrington Mortgage Loan Trust
0.292% due 01/25/2037	127	127
0.722% due 10/25/2035	6,500	3,507
CDC Mortgage Capital Trust
1.292% due 01/25/2033	1,251	941
Centex Home Equity
0.542% due 01/25/2032	221	176
1.092% due 01/25/2032	885	517
Chase Funding Mortgage Loan Asset-Backed Certificates
0.842% due 07/25/2033	51	44
0.882% due 08/25/2032	817	602
0.902% due 11/25/2032	556	459
CIT Group Home Equity Loan Trust
0.512% due 06/25/2033	772	647
0.822% due 03/25/2033	79	78
0.892% due 12/25/2031	858	654
Citigroup Mortgage Loan Trust, Inc.
0.302% due 05/25/2037	17	16
0.302% due 07/25/2045	691	473
5.764% due 01/25/2037	4,114	2,129
Conseco Finance
0.942% due 08/15/2033	2,896	2,357
1.742% due 05/15/2032	706	471
Conseco Financial Corp.
6.240% due 12/01/2028	2,227	2,336
7.550% due 01/15/2029	251	272
8.000% due 07/15/2018	0	0
8.050% due 11/15/2026	91	94
Countrywide Asset-Backed Certificates
0.292% due 07/25/2037	145	142
0.302% due 06/25/2047	67	67
0.492% due 04/25/2036	276	237
0.692% due 06/25/2033	291	250
0.712% due 11/25/2033	260	245
1.142% due 10/25/2047	3,304	2,262
1.242% due 09/25/2032	1,710	1,421
Credit Suisse First Boston Mortgage Securities Corp.
0.602% due 05/25/2044	264	257
Credit-Based Asset Servicing and Securitization LLC
0.312% due 01/25/2037	428	84
1.342% due 04/25/2032	327	256
Delta Funding Home Equity Loan Trust
1.062% due 09/15/2029	17	13
Denver Arena Trust
6.940% due 11/15/2019	4,679	4,806
EMC Mortgage Loan Trust
0.612% due 05/25/2040	599	515
Equifirst Mortgage Loan Trust
0.482% due 01/25/2034	299	262
First Plus Home Loan Trust
7.670% due 05/10/2024	399	405
Ford Credit Auto Owner Trust
2.790% due 08/15/2013	17	17
GE-WMC Mortgage Securities LLC
0.282% due 08/25/2036	90	26
GMAC Mortgage Corp. Loan Trust
0.722% due 01/25/2029	662	531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAMP Trust
0.392% due 10/25/2036	$9,856	$676
0.642% due 02/25/2033	516	366
0.732% due 09/25/2035	9,000	5,123
Illinois Student Assistance Commission
1.040% due 04/25/2017	12,441	12,417
IMC Home Equity Loan Trust
6.880% due 11/20/2028	27	27
7.520% due 08/20/2028	56	57
Irwin Home Equity Corp.
1.592% due 02/25/2029	835	679
JPMorgan Mortgage Acquisition Corp.
0.302% due 03/25/2047	21	18
0.322% due 08/25/2036	85	24
Lehman XS Trust
0.472% due 06/25/2046^	1,127	71
0.562% due 11/25/2046	2,050	167
Long Beach Mortgage Loan Trust
1.667% due 03/25/2032	1,902	1,246
MASTR Asset-Backed Securities Trust
0.742% due 12/25/2034^	7,500	5,138
Merrill Lynch Mortgage Investors, Inc.
0.302% due 10/25/2037	1,741	364
0.322% due 09/25/2037	283	61
0.602% due 06/25/2035	979	710
Mesa Trust Asset-Backed Certificates
1.042% due 12/25/2031	889	639
Mid-State Trust
7.340% due 07/01/2035	721	752
7.400% due 07/01/2035	31	32
7.790% due 07/01/2035	41	41
7.791% due 03/15/2038	1,639	1,555
Morgan Stanley ABS Capital
1.042% due 07/25/2037	674	581
Morgan Stanley Mortgage Loan Trust
0.602% due 04/25/2037	485	185
5.726% due 10/25/2036	4,569	2,481
5.750% due 04/25/2037	1,299	861
6.000% due 07/25/2047	3,223	2,288
New Century Home Equity Loan Trust
0.692% due 06/25/2035	7,500	4,577
Option One Mortgage Loan Trust
0.762% due 02/25/2035	4,189	1,493
0.842% due 01/25/2032	135	119
Park Place Securities, Inc.
0.502% due 09/25/2035	617	548
0.742% due 07/25/2035	5,000	2,906
0.942% due 10/25/2034	7,500	3,991
Popular ABS Mortgage Pass-Through Trust
0.332% due 01/25/2037	13	13
Renaissance Home Equity Loan Trust
0.602% due 11/25/2034	241	182
0.682% due 08/25/2033	699	580
0.742% due 12/25/2033	3,752	3,023
1.442% due 08/25/2032	1,795	1,169
Residential Asset Securities Corp.
0.742% due 07/25/2032^	1,045	592
0.822% due 06/25/2033	142	81
0.842% due 06/25/2032	98	50
Residential Funding Mortgage Securities, Inc.
8.350% due 12/25/2024	189	185
8.350% due 03/25/2025	55	53
Residential Mortgage Loan Trust
1.742% due 09/25/2029	161	137
SACO, Inc.
0.762% due 06/25/2036^	647	460

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	111

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Salomon Brothers Mortgage Securities, Inc.
1.150% due 01/25/2032	$382	$296
1.217% due 10/25/2028	234	215
6.930% due 08/25/2028	481	457
Saxon Asset Securities Trust
0.582% due 12/26/2034	1,041	851
0.762% due 08/25/2032	1	1
Securitized Asset-Backed Receivables LLC
0.282% due 01/25/2037	147	127
0.302% due 12/25/2036^	3,114	710
SLC Student Loan Trust
4.750% due 06/15/2033	1,545	1,501
SLM Student Loan Trust
0.590% due 10/25/2019	262	262
0.640% due 07/25/2019	640	634
0.640% due 04/27/2020	2,883	2,861
0.650% due 07/25/2019	4,426	4,387
0.670% due 04/25/2017	75	75
0.730% due 07/25/2023	3,000	2,937
0.790% due 07/27/2015	11	11
1.010% due 01/25/2017	1,100	1,101
1.310% due 01/25/2019	2,200	2,205
1.660% due 10/25/2016	1,201	1,212
1.674% due 12/15/2033	5,981	5,939
2.060% due 04/25/2023	149,142	153,321
3.500% due 08/17/2043	40,938	40,252
Soundview Home Equity Loan Trust
0.302% due 11/25/2036	101	29
Specialty Underwriting & Residential Finance
0.742% due 09/25/2036	7,500	2,976
0.922% due 01/25/2034	289	219
1.042% due 10/25/2035	3,476	1,760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Investment Loan Trust
0.682% due 04/25/2035	$5,000	$2,736
0.722% due 09/25/2035	13,000	4,785
0.752% due 08/25/2035	9,000	2,078
1.217% due 09/25/2034	1,395	725
1.517% due 12/25/2034	2,093	994
Structured Asset Securities Corp.
0.642% due 05/25/2034	1,057	922
0.822% due 01/25/2033	16	14
1.817% due 01/25/2033	667	431
Trapeza CDO LLC
1.312% due 11/16/2034	1,000	361
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,602
UPS Capital Business Credit
0.822% due 04/15/2026	116	21
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	13	13
Wells Fargo Home Equity Trust
0.872% due 04/25/2034	1,577	966

Total Asset-Backed Securities (Cost $436,354)		357,598

SHORT-TERM INSTRUMENTS 13.5%

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.050% due 04/02/2012	2,100	2,100
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $2,144. Repurchase proceeds are $2,100.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 04/02/2012	$5,635	$5,635
(Dated 03/30/2012. Collateralized by Fannie Mae 1.750% due 02/22/2013 valued at $3,919 and U.S. Treasury Notes 1.125% due 06/15/2013 valued at $1,830. Repurchase proceeds are $5,635.)

		7,735

U.S. TREASURY BILLS 0.2%
0.122% due 04/12/2012 - 09/06/2012 (c)(f)	14,020	14,013

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 13.2%
PIMCO Short-Term Floating NAV Portfolio	99,189,806	993,981

Total Short-Term Instruments (Cost $1,015,726)		1,015,729

Total Investments 152.7% (Cost $11,566,033)		$11,489,592

Other Assets and Liabilities (Net) (52.7%)		(3,963,765)

Net Assets 100.0%		$7,525,827

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Affiliated to the Portfolio.
(e)	Cash of $34,385 has been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(f)	Securities with an aggregate market value of $14,013 have been pledged as collateral as of March 31, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $397,503 at a weighted average interest rate of 0.385%. On March 31, 2012, there were no open reverse repurchase agreements.
(h)	Centrally cleared swap agreements outstanding on March 31, 2012:

Cash of $2,661 has been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.000%	06/20/2019	$	105,000	$(880)	$1,433

(i)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UAG	(2.025%	)	03/25/2035	$	835	$816	$0	$816
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018		5,000	1,410	0	1,410
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%	)	01/10/2041		2,460	2,380	0	2,380
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		5,000	1,137	0	1,137

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1) (Cont.)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.950% due 06/25/2034	MEI	(1.900%	)	06/25/2034	$	1,069	$910	$0	$910
LB-UBS Commercial Mortgage Trust 5.454% due 09/15/2040	JPM	(1.170%	)	09/15/2040		4,000	3,104	0	3,104
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034		621	311	0	311
Merrill Lynch Mortgage Trust 5.433% due 06/12/2043	UAG	(1.080%	)	06/12/2043		10,000	8,320	0	8,320
Merrill Lynch Mortgage Trust 5.220% due 11/12/2037	JPM	(1.150%	)	11/12/2037		4,000	3,163	0	3,163
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033		584	221	0	221
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GST	(3.950%	)	09/25/2034		2,210	2,114	0	2,114
Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020		1,000	300	0	300
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020		2,000	458	0	458
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035		589	363	0	363
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		1,500	591	0	591

							$25,598	$0	$25,598

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$	3,043	$(952)	$(761)	$(191)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034		7,500	(3,199)	(2,550)	(649)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034		6,500	(2,493)	(2,145)	(348)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035		8,000	(2,789)	(2,400)	(389)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035		7,000	(2,312)	(2,450)	138
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034		2,322	(1,176)	(743)	(433)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034		7,500	(2,528)	(2,250)	(278)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034		5,000	(1,971)	(1,600)	(371)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034		4,683	(1,504)	(1,311)	(193)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034		481	(282)	(193)	(89)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034		737	(672)	(693)	21

						$(19,878)	$(17,096)	$(2,782)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	$	44,600	$3,111	$8,024	$(4,913)
CMBX.NA.AAA.4 Index	CBK	(0.350%	)	02/17/2051		22,050	1,539	870	669
CMBX.NA.AAA.4 Index	DUB	(0.350%	)	02/17/2051		50,000	3,488	4,343	(855)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051		10,000	697	1,100	(403)
CMBX.NA.AAA.4 Index	JPM	(0.350%	)	02/17/2051		48,000	3,347	8,236	(4,889)
CMBX.NA.AAA.4 Index	MYC	(0.350%	)	02/17/2051		92,000	6,417	6,524	(107)
CMBX.NA.AAA.4 Index	RYL	(0.350%	)	02/17/2051		1,000	70	157	(87)
CMBX.NA.AAA.4 Index	UAG	(0.350%	)	02/17/2051		36,000	2,511	2,753	(242)
CMBX.NA.AAA.5 Index	GST	(0.350%	)	02/15/2051		19,500	1,233	3,656	(2,423)

							$22,413	$35,663	$(13,250)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	113

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Transactions in written call and put options for the period ended March 31, 2012:

	Notional Amount	Premium
Balance at 03/31/2011	$0	$0
Sales	2,172,000	22,982
Closing Buys	(2,172,000)	(22,982)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2012	$0	$0

(k)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	04/01/2042	$87,000	$89,825	$(89,379)
Fannie Mae	3.500%	05/01/2042	97,800	100,171	(100,184)
Fannie Mae	4.000%	04/01/2027	112,900	119,427	(119,656)
Fannie Mae	4.000%	05/01/2027	1,000	1,059	(1,058)
Fannie Mae	4.500%	04/01/2027	27,000	28,934	(28,907)
Fannie Mae	5.500%	05/01/2042	6,000	6,531	(6,528)
Ginnie Mae	4.000%	04/01/2042	92,000	99,072	(98,483)
Ginnie Mae	4.000%	05/01/2042	8,000	8,520	(8,564)

				$453,539	$(452,759)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,901	$0	$1,901
Municipal Bonds & Notes
Texas	0	946	0	946
U.S. Government Agencies	0	8,930,328	363,830	9,294,158
U.S. Treasury Obligations	0	20,696	0	20,696
Mortgage-Backed Securities	0	533,508	265,056	798,564
Asset-Backed Securities	0	356,951	647	357,598
Short-Term Instruments
Repurchase Agreements	0	7,735	0	7,735
U.S. Treasury Bills	0	14,013	0	14,013
PIMCO Short-Term Floating NAV Portfolios	993,981	0	0	993,981
	$993,981	$9,866,078	$629,533	$11,489,592

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Short Sales, at value	$0	$(452,759)	$0	$(452,759)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	24,831	1,595	26,426
Interest Rate Contracts	0	1,433	0	1,433
	$0	$26,264	$1,595	$27,859

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(16,860)	$0	$(16,860)

Totals	$993,981	$9,422,723	$631,128	$11,047,832

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
U.S. Government Agencies	$320,371	$74,411	$(31,481)	$(15)	$69	$(174)	$649	$0	$363,830	$(485)
Mortgage-Backed Securities	299,904	19,373	(23,937)	(465)	357	(31,616)	1,440	0	265,056	(47,342)
Asset-Backed Securities	1,045	0	(398)	0	(1)	1	0	0	647	(3)

	$621,320	$93,784	$(55,816)	$(480)	$425	$(31,789)	$2,089	$0	$629,533	$(47,830)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$10,716	$0	$0	$0	$0	$(9,579)	$458	$0	$1,595	$396

Totals	$632,036	$93,784	$(55,816)	$(480)	$425	$(41,368)	$2,547	$0	$631,128	$(47,434)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$413	$413
Unrealized appreciation on OTC swap agreements	0	26,426	0	0	0	26,426

	$0	$26,426	$0	$0	$413	$26,839

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$16,860	$0	$0	$0	$16,860

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(1,073)	$(1,073)
Net realized gain on futures contracts	0	0	0	0	1	1
Net realized gain on written options	0	0	0	0	6,808	6,808
Net realized gain (loss) on swaps	0	18,429	0	0	(1,050)	17,379

	$0	$18,429	$0	$0	$4,686	$23,115

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on swaps	$0	$6,712	$0	$0	$1,433	$8,145

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $1,433 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	115

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

March 31, 2012

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$3,111	$(3,000)	$111
BRC	674	(750)	(76)
CBK	2,676	(2,610)	66
DUB	3,488	(3,360)	128
GST	(15,243)	14,013	(1,230)
JPM	13,704	(13,750)	(46)
MEI	910	(1,080)	(170)
MYC	6,638	(6,920)	(282)
RYL	70	(80)	(10)
UAG	11,647	(11,530)	117
WNA	458	(650)	(192)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Municipal Sector Portfolio

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 100.8%

ALABAMA 0.1%
Birmingham Special Care Facilities Financing Authority, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$568

ALASKA 0.6%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,281

ARIZONA 5.8%
Pima County, Arizona Regional Transportation Authority Revenue Bonds, Series 2011
5.000% due 06/01/2026	9,390	10,611
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2026	2,000	2,276
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	10,000	10,168

		23,055

CALIFORNIA 17.3%
Anaheim Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 1997
0.000% due 09/01/2022	2,000	1,208
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	133
6.918% due 04/01/2040	100	130
Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2033	2,500	581
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.250% due 01/01/2026	1,550	1,563
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	13,757
5.500% due 11/15/2040	8,500	9,632
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	1,000	1,006
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	2,500	2,609
California State University Revenue Bonds, (AGM Insured), Series 2007
5.000% due 11/01/2025	300	342
Dublin Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2024	410	230
Huntington Beach Union High School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	3,000	1,181
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,117
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,327
Los Angeles Wastewater System, California Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles, California Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2027	$2,685	$2,701
Newport Mesa Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2030	1,500	661
Poway Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,714
0.000% due 08/01/2027	2,500	1,180
Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	444
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,126
San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2028	2,000	878
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	294
Santa Monica-Malibu Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	3,197
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	162
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	6,959
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2033	2,500	2,605
University of California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,063
West Contra Costa Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	5,000	3,098
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025	1,500	732

		69,027

COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,280

DISTRICT OF COLUMBIA 3.5%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,032
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	2,813

		13,845

FLORIDA 4.1%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,525
Florida State General Obligation Bonds, (BABs), Series 2010
5.200% due 06/01/2025	1,000	1,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	$500	$478
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	5,500	6,122
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	4,000	4,095
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2022	1,000	1,179
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
3.600% due 10/01/2021	2,000	1,993

		16,511

GEORGIA 1.9%
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	7,674

ILLINOIS 12.2%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	943
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
5.590% due 01/01/2023	1,555	1,730
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,391
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,268
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,625
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,319
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	10,028
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,619
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,636
Peoria Public Building Commission, Illinois Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2020	3,000	2,118
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,991

		48,668

LOUISIANA 1.3%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,359

MARYLAND 1.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,676
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,383

		4,059

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	117

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 1.8%
Detroit, Michigan Water Supply System Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	$125	$125
Lansing Board of Water & Light, Michigan Revenue Bonds, Series 2011
5.000% due 07/01/2025	4,335	5,030
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,151

		7,306

NEW JERSEY 9.0%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	6,065
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2017	3,000	2,527
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,742
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2031	7,850	8,766
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,610	6,304
5.250% due 06/15/2025	5,310	6,121
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,535

		36,060

NEW YORK 18.8%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	3,000	3,450
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	10,000	10,701
5.750% due 02/15/2047	1,500	1,678
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,726
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2033	5,000	5,556
5.000% due 11/15/2036	7,850	8,478
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	4,000	4,781
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	4,000	4,206
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	537
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,000	5,825
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2005
5.000% due 06/15/2031	10,000	10,960
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	$3,000	$3,246
5.750% due 11/15/2051	3,000	3,362
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,662
Port Authority of New York & New Jersey Revenue Bonds, (NPFGC/FGIC Insured), Series 2001
5.000% due 08/01/2036	3,310	3,314
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,606

		75,185

OHIO 1.8%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	284
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	1,200	890
5.875% due 06/01/2030	500	386
6.000% due 06/01/2042	6,100	4,695
6.500% due 06/01/2047	1,000	821

		7,076

PENNSYLVANIA 2.5%
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2011
5.000% due 01/01/2041	7,500	7,896
Reading Area Water Authority, Pennsylvania Revenue Bonds, Series 2011
5.000% due 12/01/2031	2,000	2,137

		10,033

PUERTO RICO 3.7%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	14,000	14,702

RHODE ISLAND 0.4%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,438

SOUTH CAROLINA 2.1%
Tobacco Settlement Revenue Management Authority, South Carolina Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,340	8,601

TENNESSEE 1.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,160
5.000% due 02/01/2027	2,000	2,089

		5,249

TEXAS 9.4%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,772
Harrison County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2010
5.250% due 07/01/2028	1,250	1,262

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	$1,500	$1,704
Round Rock, Texas Independent School District General Obligation Bonds, Series 2009
5.250% due 08/01/2034	10,000	11,611
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,231
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,512
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,554

		37,646

WASHINGTON 1.3%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,153
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,973

		5,126

WISCONSIN 0.1%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	200	208

Total Municipal Bonds & Notes (Cost $366,060)		402,957

SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	246	246

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $251. Repurchase proceeds are $246.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 1.0%
PIMCO Short-Term Floating NAV Portfolio	402,089	4,029

Total Short-Term Instruments (Cost $4,275)		4,275

Total Investments 101.9% (Cost $370,335)		$407,232

Other Assets and Liabilities (Net) (1.9%)		(7,605)

Net Assets 100.0%		$399,627

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Cash of $462 has been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	06/2012	235	$(266)

(c)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$	6,700	$126	$153	$(27)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016		13,700	260	338	(78)

							$386	$491	$(105)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$568	$0	$568
Alaska	0	2,281	0	2,281
Arizona	0	23,055	0	23,055
California	0	69,027	0	69,027
Colorado	0	3,280	0	3,280
District of Columbia	0	13,845	0	13,845
Florida	0	16,511	0	16,511
Georgia	0	7,674	0	7,674
Illinois	0	48,668	0	48,668
Louisiana	0	5,359	0	5,359
Maryland	0	4,059	0	4,059
Michigan	0	7,306	0	7,306
New Jersey	0	36,060	0	36,060
New York	0	75,185	0	75,185
Ohio	0	7,076	0	7,076
Pennsylvania	0	10,033	0	10,033
Puerto Rico	0	14,702	0	14,702
Rhode Island	0	1,438	0	1,438

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
South Carolina	$0	$8,601	$0	$8,601
Tennessee	0	5,249	0	5,249
Texas	0	37,646	0	37,646
Washington	0	5,126	0	5,126
Wisconsin	0	208	0	208
Short-Term Instruments
Repurchase Agreements	0	246	0	246
PIMCO Short-Term Floating NAV Portfolios	4,029	0	0	4,029
	$4,029	$403,203	$0	$407,232

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(105)	0	(105)
Interest Rate Contracts	(266)	0	0	(266)
	$(266)	$(105)	$0	$(371)

Totals	$3,763	$403,098	$0	$406,861

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	119

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

March 31, 2012

(e)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$242	$242

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$105	$0	$0	$0	$105

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$251	$251
Net realized gain (loss) on swaps	0	321	0	0	(6,333)	(6,012)

	$0	$321	$0	$0	$(6,082)	$(5,761)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(266)	$(266)
Net change in unrealized appreciation (depreciation) on swaps	0	(652)	0	0	330	(322)

	$0	$(652)	$0	$0	$64	$(588)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(266) as reported in the Notes to Schedule of Investments.

(f)	Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
CBK	$126	$0	$126
JPM	260	(330)	(70)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
NRG Energy, Inc.
4.000% due 07/01/2018	$2,978	$2,977

Total Bank Loan Obligations (Cost $2,971)		2,977

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.5%
Dexia Credit Local
0.880% due 03/05/2013	8,400	8,051
GATX Financial Corp.
5.800% due 03/01/2016	1,000	1,051
Prudential Financial, Inc. CPI Linked Bond
4.910% due 06/10/2013	1,400	1,430
SLM Corp. CPI Linked Bond
4.671% due 04/01/2014	200	199
4.871% due 03/01/2014	2,824	2,804
4.962% due 02/12/2016	1,140	1,100

		14,635

INDUSTRIALS 0.2%
EOG Resources, Inc.
1.287% due 02/03/2014	7,100	7,158

Total Corporate Bonds & Notes (Cost $21,560)		21,793

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	490	361

Total Municipal Bonds & Notes (Cost $470)		361

U.S. TREASURY OBLIGATIONS 87.1%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (e)	128,259	135,583
0.125% due 01/15/2022	90,682	92,850
0.500% due 04/15/2015	113,693	120,639
0.625% due 04/15/2013	965	991
0.625% due 07/15/2021	105,395	114,041
0.750% due 02/15/2042	2,407	2,293
1.125% due 01/15/2021	122,196	137,565
1.250% due 07/15/2020	172,427	196,944
1.375% due 07/15/2018	3,364	3,853
1.375% due 01/15/2020	152,510	175,184
1.625% due 01/15/2015	40,372	44,012
1.625% due 01/15/2018	1,190	1,368

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028		$149,547	$178,569
1.875% due 07/15/2013		21,457	22,595
1.875% due 07/15/2019		5,202	6,183
2.000% due 01/15/2016		75,179	84,970
2.000% due 01/15/2026		80,729	98,982
2.125% due 01/15/2019		15,203	18,198
2.125% due 02/15/2040		16,779	22,049
2.125% due 02/15/2041		51,907	68,424
2.375% due 01/15/2017		55,412	64,953
2.375% due 01/15/2025		98,376	125,175
2.375% due 01/15/2027		96,740	124,175
2.500% due 07/15/2016		62,623	73,171
2.500% due 01/15/2029		117,629	155,344
2.625% due 07/15/2017		13,343	16,049
3.000% due 07/15/2012 (c)(e)(f)		240,280	245,836
3.375% due 04/15/2032		22,986	35,001
3.625% due 04/15/2028		35,568	52,505
3.875% due 04/15/2029		127,815	197,014

Total U.S. Treasury Obligations (Cost $2,496,241)			2,614,516

MORTGAGE-BACKED SECURITIES 0.2%
Arran Residential Mortgages Funding PLC
2.491% due 11/19/2047	EUR	3,200	4,274
Wells Fargo Mortgage-Backed Securities Trust
2.717% due 10/25/2035		$2,935	2,784

Total Mortgage-Backed Securities (Cost $7,282)			7,058

ASSET-BACKED SECURITIES 0.0%
Duane Street CLO
0.773% due 11/08/2017		776	758

Total Asset-Backed Securities (Cost $749)			758

SOVEREIGN ISSUES 3.9%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	12,600	15,846
4.000% due 08/20/2020		9,500	18,242
Canada Government Bond
4.250% due 12/01/2021 (a)	CAD	8,570	12,173
Canada Housing Trust
2.450% due 12/15/2015		5,000	5,150
Instituto de Credito Oficial
2.567% due 03/25/2014	EUR	9,400	12,314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New South Wales Treasury Corp.
2.750% due 11/20/2025 (a)	AUD	33,100	41,215
United Kingdom Gilt
1.875% due 11/22/2022 (a)	GBP	5,786	$11,790

Total Sovereign Issues (Cost $111,939)			116,730

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		400	447

Total Convertible Preferred Securities (Cost $400)			447

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012		$2,337	2,337

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $2,387. Repurchase proceeds are $2,337.)

U.S. TREASURY BILLS 0.0%
0.063% due 07/19/2012 (c)		270	270

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 7.0%
PIMCO Short-Term Floating NAV Portfolio		20,862,962	209,068

Total Short-Term Instruments (Cost $211,674)			211,675

Total Investments 99.1% (Cost $2,853,286)			$2,976,315

Written Options (h) (0.1%) (Premiums $4,238)			(3,741)

Other Assets and Liabilities (Net) 1.0%			30,284

Net Assets 100.0%			$3,002,858

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $4,105 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $11,829 at a weighted average interest rate of 0.077%. On March 31, 2012, there were no open reverse repurchase agreements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	121

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(e)	Securities with an aggregate market value of $1,044 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2013	647	$718
90-Day Eurodollar June Futures	Long	06/2015	162	26
90-Day Eurodollar March Futures	Long	03/2015	606	120

				$864

(f)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $1,081 and cash of $13 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$	27,000	$291	$367

(g)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	1.409%	$	1,000	$13	$0	$13

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.288%	$	1,300	$30	$16	$14
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%		2,000	47	25	22
United Kingdom Gilt	GST	1.000%	06/20/2015	0.288%		8,300	192	91	101

							$269	$132	$137

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.850%	10/15/2016	BPS	EUR	5,000	$(99)	$(2)	$(97)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$	3,400	(13)	(2)	(11)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,300	(12)	(2)	(10)

							$(124)	$(6)	$(118)

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(h)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	$	23,500	$277	$(322)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		23,500	442	(371)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012		45,200	386	(447)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012		45,200	613	(454)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		70,200	831	(962)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		70,200	1,366	(1,110)

								$3,915	$(3,666)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	2,300	$19	$(4)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		12,000	108	(20)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		2,800	36	(5)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		16,300	160	(46)

							$323	$(75)

Transactions in written call and put options for the period ended March 31, 2012:

	Notional Amount	Premium
Balance at 03/31/2011	$78,200	$671
Sales	277,800	3,916
Closing Buys	(44,800)	(349)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2012	$311,200	$4,238

(i)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,077	04/2012	BRC	$0	$(80)	$(80)
Sell		109,527	04/2012	BRC	3,637	0	3,637
Sell		60	04/2012	CBK	0	0	0
Buy		7,180	04/2012	DUB	18	0	18
Sell		1,057	04/2012	DUB	9	0	9
Buy		96	04/2012	JPM	0	(2)	(2)
Buy		3,600	04/2012	UAG	0	(5)	(5)
Sell	CAD	17,447	06/2012	BRC	151	0	151
Buy	EUR	1,521	04/2012	BRC	38	0	38
Sell		20,194	04/2012	BRC	0	(1,048)	(1,048)
Buy		31,520	04/2012	CBK	335	0	335
Sell		3,416	04/2012	CBK	0	(185)	(185)
Buy		1,903	04/2012	DUB	74	0	74
Buy		2,852	04/2012	GST	171	0	171
Sell		29,972	04/2012	HUS	0	(266)	(266)
Buy		2,250	04/2012	JPM	34	0	34
Buy		4,424	04/2012	MSC	128	0	128
Buy		5,220	04/2012	UAG	93	0	93
Sell		3,616	04/2012	UAG	0	(209)	(209)
Sell		29,972	05/2012	CBK	0	(304)	(304)
Sell		146	06/2012	RBC	0	(4)	(4)
Buy	GBP	651	04/2012	BRC	22	0	22
Buy		7,893	04/2012	DUB	122	0	122
Sell		8,024	04/2012	GST	0	(260)	(260)
Buy		1,927	04/2012	JPM	9	0	9
Sell		3,743	04/2012	JPM	0	(123)	(123)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	123

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	1,296	04/2012	UAG	$17	$0	$17
Sell		7,893	05/2012	DUB	0	(122)	(122)
Sell	JPY	179,321	06/2012	BRC	15	0	15

					$4,873	$(2,608)	$2,265

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$2,977	$0	$2,977
Corporate Bonds & Notes
Banking & Finance	0	14,635	0	14,635
Industrials	0	7,158	0	7,158
Municipal Bonds & Notes
West Virginia	0	361	0	361
U.S. Treasury Obligations	0	2,614,516	0	2,614,516
Mortgage-Backed Securities	0	7,058	0	7,058
Asset-Backed Securities	0	758	0	758
Sovereign Issues	0	116,730	0	116,730
Convertible Preferred Securities
Banking & Finance	447	0	0	447
Short-Term Instruments
Repurchase Agreements	0	2,337	0	2,337
U.S. Treasury Bills	0	270	0	270
PIMCO Short-Term Floating NAV Portfolios	209,068	0	0	209,068
	$209,515	$2,766,800	$0	$2,976,315

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$150	$0	$150
Foreign Exchange Contracts	0	4,873	0	4,873
Interest Rate Contracts	864	367	0	1,231
	$864	$5,390	$0	$6,254

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(2,608)	0	(2,608)
Interest Rate Contracts	0	(3,784)	(75)	(3,859)
	$0	$(6,392)	$(75)	$(6,467)

Totals	$210,379	$2,765,798	$(75)	$2,976,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$594	$0	$(600)	$0	$0	$6	$0	$0	$0	$0
Asset-Backed Securities	742	0	0	5	0	11	0	(758)	0	0
Sovereign Issues	13,288	0	(13,315)	0	0	27	0	0	0	0

	$14,624	$0	$(13,915)	$5	$0	$44	$0	$(758)	$0	$0

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(227)	$0	$0	$0	$0	$152	$0	$0	$(75)	$152

Totals	$14,397	$0	$(13,915)	$5	$0	$196	$0	$(758)	$(75)	$152

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(k)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$173	$173
Unrealized appreciation on foreign currency contracts	0	0	0	4,873	0	4,873
Unrealized appreciation on OTC swap agreements	0	150	0	0	0	150

	$0	$150	$0	$4,873	$173	$5,196

Liabilities:
Written options outstanding	$0	$0	$0	$0	$3,741	$3,741
Variation margin payable on financial derivative instruments (2)	0	0	0	0	164	164
Unrealized depreciation on foreign currency contracts	0	0	0	2,608	0	2,608
Unrealized depreciation on OTC swap agreements	0	0	0	0	118	118

	$0	$0	$0	$2,608	$4,023	$6,631

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts	$0	$0	$0	$0	$9,692	$9,692
Net realized gain on written options	0	21	0	0	324	345
Net realized gain (loss) on swaps	0	(179)	0	0	168	(11)
Net realized gain on foreign currency transactions	0	0	0	3,023	0	3,023

	$0	$(158)	$0	$3,023	$10,184	$13,049

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on futures contracts	$0	$0	$0	$0	$1,026	$1,026
Net change in unrealized appreciation (depreciation) on written options	0	(12)	0	0	635	623
Net change in unrealized appreciation (depreciation) on swaps	0	(56)	0	0	14	(42)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2,646	0	2,646

	$0	$(68)	$0	$2,646	$1,675	$4,253

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $864 and open centrally cleared swaps cumulative appreciation/(depreciation) of $367 as reported in the Notes to Schedule of Investments.

(l)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$30	$(30)	$0
BPS	(112)	270	158
BRC	2,723	(2550)	173
CBK	(863)	992	129
DUB	(2,871)	2,843	(28)
GST	103	(340)	(237)
HUS	(266)	0	(266)
JPM	(82)	0	(82)
MSC	128	0	128
RBC	(4)	0	(4)
UAG	(104)	0	(104)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	125

Schedule of Investments PIMCO Senior Floating Rate Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 94.4%
ACCO Brands Corp.
4.250% due 01/04/2019	$50	$50
AES Corp.
4.250% due 05/27/2018	79	80
Allison Transmission, Inc.
2.750% due 08/07/2014	50	49
AMC Entertainment, Inc.
4.250% due 02/22/2018	25	25
AMC Networks, Inc.
4.000% due 12/31/2018	50	50
Ameristar Casinos, Inc.
4.000% due 04/14/2018	50	50
Aramark Corp.
3.341% due 01/26/2014	1	1
3.341% due 07/26/2016	3	3
3.491% due 07/26/2016	47	47
3.491% - 3.720% due 01/26/2014	19	18
Ashland, Inc.
3.750% due 08/23/2018	99	100
Asurion Corp.
5.500% due 05/24/2018	24	24
Atlantic Broadband Finance LLC
4.000% due 03/08/2016	66	66
Avaya, Inc.
3.241% due 10/26/2014	74	72
Bausch & Lomb, Inc.
3.491% - 3.720% due 04/24/2015	25	25
BBHI Acquisition LLC
4.500% - 5.250% due 12/14/2017	99	99
Biomet, Inc.
3.241% - 3.474% due 03/25/2015	49	49
BJ’s Wholesale Club, Inc.
5.250% due 09/29/2018	50	50
BNY ConvergEx Group LLC
5.000% due 12/16/2016	72	72
Boyd Gaming Corp.
6.000% due 12/17/2015	50	51
Caesars Entertainment Operating Co., Inc.
5.492% due 01/28/2018	30	27
Calpine Corp.
4.500% due 04/01/2018	50	50
Capsugel Holdings U.S., Inc.
5.250% due 08/01/2018	99	100
Cardinal Health, Inc.
4.241% due 09/15/2016	25	25
Celanese Corp.
3.331% due 10/31/2016	69	70
Cellular South, Inc.
4.500% due 07/27/2017	50	49
Charter Communications, Inc.
3.720% due 09/06/2016	49	49
Chrysler Group LLC
6.000% due 05/24/2017	25	25
Colfax Corp.
4.500% due 01/13/2019	100	100
Commscope, Inc.
4.250% due 01/14/2018	50	50
Community Health Systems, Inc.
2.491% - 2.739% due 07/25/2014	38	38
Covanta Energy Corp.
4.000% due 03/28/2019	50	50
Crown Castle Operating Co.
4.000% due 01/31/2019	50	50
Cumulus Media, Inc.
5.750% due 09/16/2018	50	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DaVita, Inc.
4.500% due 10/20/2016	$74	$75
Dean Foods Co.
1.750% due 04/02/2014	50	49
Del Monte Foods Co.
4.500% due 02/16/2018	69	69
Delos Aircraft, Inc.
7.000% due 03/17/2016	100	101
Delphi Corp.
3.500% due 03/31/2017	105	105
DigitalGlobe, Inc.
5.750% due 09/21/2018	25	24
DineEquity, Inc.
4.250% due 10/19/2017	42	42
DJ Orthopedics, Inc.
6.000% due 09/15/2017	25	25
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	48	48
Dollar General Corp.
2.991% - 3.558% due 07/07/2014	120	120
Dunkin’ Brands, Inc.
4.000% due 11/23/2017	49	49
Emergency Medical Services Corp.
5.250% due 05/25/2018	50	50
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	33	33
Federal Mogul Corp.
2.178% due 12/27/2014	66	63
2.178% due 12/27/2015	33	32
Fidelity National Information Solutions, Inc.
4.250% due 07/18/2016	8	8
First Data Corp.
2.992% due 09/24/2014	75	72
Fram Group Holdings, Inc.
6.500% due 07/29/2017	50	50
Freescale Acquisition Corp.
4.494% due 12/01/2016	99	97
Fresenius Medical Care U.S. Finance, Inc.
3.250% due 09/10/2014	119	119
Generac Power Systems, Inc.
3.750% due 02/09/2019	25	25
General Nutrition Centers, Inc.
4.250% due 03/02/2018	50	50
Getty Images, Inc.
4.750% due 11/04/2015	50	50
Goodman Global, Inc.
5.750% due 10/28/2016	70	71
Gray Television, Inc.
3.750% due 12/31/2014	49	49
Grifols, Inc.
4.500% due 06/04/2017	50	50
HCA, Inc.
3.491% due 05/01/2018	100	98
Health Management Associates, Inc.
4.500% due 11/18/2018	50	50
Hertz Corp.
3.750% due 03/11/2018	45	44
Huntsman International LLC
2.491% - 2.600% due 06/30/2016	50	49
IASIS Healthcare LLC
5.000% due 05/03/2018	50	50
IMG Worldwide, Inc.
5.500% due 06/16/2016	20	20
Immucor, Inc.
7.250% due 08/17/2018	50	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	$99	$100
Interactive Data Corp.
4.500% due 02/11/2018	50	50
JBS USA LLC
4.250% due 05/25/2018	50	50
JMC Steel Group
4.750% due 04/01/2017	74	75
Kabel Deutschland Vertrieb und Service GmbH
4.250% due 02/01/2019	25	25
Kinetic Concepts, Inc.
7.000% due 05/04/2018	100	102
Kronos, Inc.
6.250% due 12/28/2017	50	50
Las Vegas Sands LLC
1.750% due 05/23/2014	49	49
Lawson Software, Inc.
1.000% due 10/18/2016	50	50
LIN Television Corp.
5.000% due 12/21/2018	25	25
Live Nation Entertainment, Inc.
4.500% due 11/06/2016	74	74
LPL Holdings, Inc.
4.000% due 03/26/2019	50	50
Manitowoc Co., Inc.
3.250% due 05/13/2016	46	46
4.250% due 11/13/2017	42	41
MCC Iowa LLC
4.500% due 10/23/2017	49	49
MetroPCS Wireless, Inc.
4.000% due 03/17/2018	99	98
Michael Foods Group, Inc.
4.250% - 5.250% due 02/25/2018	72	72
Michaels Stores, Inc.
2.750% - 2.875% due 10/31/2013	50	50
Momentive Performance Materials, Inc.
3.750% due 05/05/2015	20	19
NBTY, Inc.
4.250% due 10/01/2017	21	22
NDS Treasury Americas LLC
4.000% due 03/10/2018	50	50
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	50	50
Neustar, Inc.
5.000% due 11/08/2018	50	50
Nielsen Finance LLC
2.243% due 08/09/2013	15	15
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019	25	25
Novelis, Inc.
4.000% due 03/10/2017	99	99
NRG Energy, Inc.
4.000% due 07/01/2018	50	50
Nuveen Investments, Inc.
5.720% - 5.803% due 05/13/2017	45	45
NXP Semiconductors NV
5.500% due 03/04/2017	50	50
Oberthur Technologies S.A.
6.250% due 03/30/2019	25	24
Oxbow Carbon & Minerals LLC
3.741% - 3.970% due 05/08/2016	48	48
Petco Animal Supplies, Inc.
4.500% due 11/24/2017	49	49
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	50	51

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pinafore LLC
4.250% due 09/29/2016	$46	$46
Pinnacle Entertainment, Inc.
4.000% due 03/08/2019	50	50
Pinnacle Foods Finance LLC
2.744% - 3.081% due 04/02/2014	20	20
4.750% due 09/16/2018	25	25
Polyone Corp.
5.000% due 12/20/2017	50	50
Prestige Brands, Inc.
5.250% - 6.250% due 01/31/2019	48	48
Quintiles Transnational Corp.
5.000% due 06/08/2018	69	70
RailAmerica, Inc.
4.000% due 03/01/2019	25	25
Rexnord Corp.
5.000% due 04/01/2018	50	50
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018	98	100
Rockwood Specialties Group, Inc.
3.500% due 02/10/2018	69	70
Rovi Solutions Corp.
4.000% due 03/29/2019	50	50
RPI Finance Trust
4.000% due 05/10/2018	149	149
SBA Senior Finance LLC
3.750% due 06/30/2018	99	99
Schaeffler AG
6.000% due 02/27/2017	50	50
Sealed Air Corp.
4.750% due 10/03/2018	99	100
Sensata Technologies BV
4.000% due 05/12/2018	50	50
Sensus USA, Inc.
4.750% - 5.750% due 05/09/2017	99	99
Solutia, Inc.
3.500% due 08/01/2017	72	72
Sophia LP
6.250% due 07/19/2018	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Springleaf Finance Corp.
5.500% due 05/10/2017	$65	$60
SRA International, Inc.
7.500% due 07/20/2018	45	45
SunCoke Energy, Inc.
4.000% due 07/26/2018	50	50
SunGard Data Systems, Inc.
1.991% - 1.993% due 02/28/2014	71	71
SW Acquisitions Co., Inc.
4.000% due 08/17/2017	99	99
SymphonyIRI Group, Inc.
5.000% - 6.000% due 12/01/2017	100	100
Syniverse Holdings, Inc.
5.250% due 12/21/2017	99	100
Taminco Global Chemical Corp.
6.250% due 02/15/2019	25	25
Telesat Holdings, Inc.
4.750% due 03/28/2019	50	50
Terex Corp.
5.500% due 04/28/2017	100	101
Transdigm, Inc.
4.000% due 02/14/2017	74	75
TransUnion LLC
4.750% due 02/10/2018	50	50
Tronox Inc.
3.500% - 4.250% due 02/08/2018	50	50
Tube City IMS Corp.
5.750% due 03/20/2019	50	50
Univar, Inc.
5.000% due 04/28/2017	49	50
Universal Health Services, Inc.
3.750% - 5.000% due 11/15/2016	98	98
Univision Communications, Inc.
2.244% due 09/29/2014	33	32
Valeant Pharmaceuticals International
3.750% due 02/13/2019	50	50
Verifone Systems, Inc.
4.250% due 12/28/2018	50	50
Vertafore, Inc.
5.250% due 07/29/2016	74	74

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vodafone Group PLC
6.250% due 07/24/2016	$77	$77
Walter Energy, Inc.
4.000% due 04/01/2018	71	71
Warner Chilcott Co. LLC
4.250% due 03/15/2018	74	74
Weather Channel, Inc.
4.250% due 02/11/2017	98	98
Weight Watchers International
4.000% due 02/24/2019	50	50
Wm. Bolthouse Farms, Inc.
5.500% - 5.750% due 02/11/2016	45	46
Yankee Candle Co., Inc.
5.250% due 03/02/2019	50	50

Total Bank Loan Obligations (Cost $8,282)		8,324

SHORT-TERM INSTRUMENTS 11.2%

REPURCHASE AGREEMENTS 2.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	186	186

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $194. Repurchase proceeds are $186.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 9.1%
PIMCO Short-Term Floating NAV Portfolio	80,031	802

Total Short-Term Instruments (Cost $988)		988

Total Investments 105.6% (Cost $9,270)		$9,312

Other Assets and Liabilities (Net) (5.6%)		(494)

Net Assets 100.0%		$8,818

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$50	$8,274	$0	$8,324
Short-Term Instruments
Repurchase Agreements	0	186	0	186
PIMCO Short-Term Floating NAV Portfolios	802	0	0	802
	$852	$8,460	$0	$9,312

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	127

Schedule of Investments PIMCO Short-Term Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 14.3%

BANKING & FINANCE 12.4%
American International Group, Inc.
5.050% due 10/01/2015 (d)	$20,000	$21,326
Citigroup, Inc.
2.510% due 08/13/2013 (d)	9,000	9,030
6.500% due 08/19/2013 (d)	15,000	15,873
CNA Financial Corp.
5.850% due 12/15/2014 (d)	3,000	3,236
Countrywide Financial Corp.
5.800% due 06/07/2012 (d)	10,000	10,079
6.250% due 05/15/2016 (d)	5,000	5,214
DBS Bank Ltd.
0.718% due 05/16/2017	12,000	11,970
First Union National Bank of Florida
6.180% due 02/15/2036	600	655
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	5,081
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	5,775
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014^	5,000	1,519
7.000% due 09/27/2027^	2,000	595
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	11,777	11,983
Royal Bank of Scotland Group PLC
3.950% due 09/21/2015	1,100	1,113
SLM Corp.
8.000% due 03/25/2020	1,300	1,407
8.450% due 06/15/2018	4,000	4,480
UBS AG
4.875% due 08/04/2020 (d)	11,500	11,968

		121,304

INDUSTRIALS 1.9%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	11,954	12,074
Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,161
UAL Pass-Through Trust
6.636% due 01/02/2024	1,169	1,239

		18,474

Total Corporate Bonds & Notes (Cost $140,476)		139,778

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
0.294% due 12/25/2036	433	414
0.302% due 12/25/2036	25	25
0.362% due 03/25/2034	318	316
0.392% due 10/25/2035	2,306	2,265
0.442% due 05/25/2035	101	100
0.542% due 01/25/2034	78	78
0.592% due 05/25/2042 - 02/25/2044	770	766
0.642% due 08/25/2017 - 12/25/2033	963	966
0.666% due 03/25/2027	242	239
0.670% due 03/25/2027	547	541
0.682% due 05/25/2036	285	285
0.692% due 10/18/2030 - 10/25/2030	295	296
0.700% due 09/17/2027	100	101
0.742% due 11/18/2030 - 01/25/2033	524	528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.750% due 12/25/2013	$10	$10
0.792% due 12/25/2030	88	88
0.800% due 12/25/2021	75	76
0.850% due 04/25/2022 - 12/25/2023	143	144
0.892% due 09/25/2023 - 11/25/2031	263	266
0.900% due 10/25/2022	86	87
0.942% due 04/25/2032	187	190
0.950% due 09/25/2022	28	28
1.000% due 05/25/2022	119	121
1.050% due 09/25/2020	66	67
1.080% due 01/25/2022	103	104
1.242% due 04/25/2032	108	110
1.250% due 12/25/2023	660	668
1.382% due 07/01/2042 - 07/01/2044 (d)	1,596	1,615
1.400% due 04/25/2023 - 10/25/2023	271	276
1.432% due 09/01/2041 (d)	75	76
1.450% due 05/25/2022 - 01/25/2024	426	437
1.500% due 03/25/2022	14	15
1.582% due 09/01/2040	21	22
1.600% due 10/25/2021	40	42
1.635% due 10/01/2033 (d)	146	147
1.742% due 10/01/2034 (d)	563	586
1.775% due 06/01/2033 (d)	296	303
1.798% due 06/01/2020	3	3
1.810% due 04/01/2033 (d)	306	313
1.816% due 05/01/2034 (d)	167	173
1.836% due 04/01/2028 (d)	100	101
1.840% due 10/01/2032 (d)	65	67
1.860% due 05/01/2035 (d)	245	255
1.870% due 09/01/2033 (d)	453	469
1.875% due 11/01/2036 (d)	196	197
1.900% due 09/01/2033 (d)	450	454
1.904% due 07/01/2036 (d)	88	91
1.915% due 01/01/2034 (d)	146	147
1.919% due 05/01/2032 (d)	95	100
1.948% due 07/01/2033 (d)	292	295
1.952% due 07/01/2036 (d)	112	113
1.965% due 05/01/2034 (d)	184	186
1.979% due 06/01/2035 (d)	214	224
2.014% due 08/01/2028 (d)	343	364
2.022% due 06/01/2034 (d)	82	82
2.035% due 08/01/2035 (d)	578	605
2.039% due 12/01/2032 (d)	118	124
2.040% due 08/01/2033 (d)	86	87
2.055% due 01/01/2035 (d)	288	305
2.086% due 09/01/2034 (d)	125	133
2.092% due 09/01/2033 (d)	103	108
2.102% due 04/01/2035 (d)	74	78
2.111% due 11/01/2035 (d)	102	106
2.115% due 09/01/2033 (d)	169	178
2.120% due 07/01/2035 (d)	499	506
2.121% due 01/01/2035	22	23
2.125% due 09/01/2032 - 08/01/2034 (d)	553	577
2.129% due 11/01/2035 (d)	177	183
2.132% due 11/01/2035 (d)	81	84
2.145% due 01/01/2033	18	19
2.150% due 05/01/2030 - 01/01/2034	33	33
2.160% due 02/01/2035 (d)	228	239
2.168% due 11/01/2033 (d)	341	361
2.172% due 12/01/2035	11	11
2.182% due 01/01/2033 (d)	146	154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.185% due 11/01/2022	$21	$21
2.194% due 01/01/2035 (d)	122	128
2.195% due 04/01/2034 (d)	58	59
2.196% due 11/01/2026 (d)	390	409
2.220% due 10/01/2035 (d)	184	192
2.225% due 11/01/2032	2	2
2.233% due 07/01/2034 (d)	746	789
2.236% due 04/01/2034 (d)	89	94
2.240% due 06/01/2027	16	17
2.244% due 07/01/2035 (d)	100	106
2.245% due 12/01/2034 - 08/01/2036 (d)	226	235
2.247% due 07/01/2035 (d)	74	78
2.248% due 07/01/2034 - 02/01/2037 (d)	405	430
2.250% due 08/01/2032 (d)	54	54
2.260% due 11/01/2043 (d)	130	131
2.261% due 09/01/2034 (d)	440	463
2.268% due 03/01/2034 (d)	341	363
2.269% due 02/01/2035 (d)	432	458
2.270% due 07/01/2033 (d)	378	399
2.271% due 01/01/2033 (d)	27	28
2.281% due 11/01/2032 (d)	80	85
2.282% due 07/01/2034 (d)	295	314
2.289% due 12/01/2035 (d)	401	410
2.295% due 04/01/2034 (d)	195	197
2.300% due 07/01/2033 - 01/01/2036 (d)	846	893
2.309% due 11/01/2031 (d)	36	38
2.313% due 08/01/2033	6	6
2.321% due 02/01/2035 (d)	225	237
2.326% due 10/01/2035 (d)	508	540
2.330% due 10/01/2033 - 03/01/2035 (d)	1,150	1,187
2.331% due 05/01/2033 (d)	51	53
2.336% due 11/01/2034 (d)	454	483
2.337% due 05/01/2033 - 02/01/2035 (d)	162	171
2.341% due 06/01/2035 (d)	50	53
2.342% due 11/01/2034 - 03/01/2035 (d)	93	99
2.349% due 12/01/2034 (d)	182	194
2.352% due 08/01/2033 (d)	143	149
2.354% due 09/01/2033 (d)	177	185
2.355% due 08/01/2035 (d)	449	478
2.358% due 07/01/2034 (d)	139	147
2.361% due 09/01/2033 (d)	121	129
2.374% due 05/01/2036 (d)	223	236
2.375% due 07/01/2017 - 06/01/2019	41	41
2.375% due 05/01/2032 - 10/01/2034 (d)	207	219
2.387% due 08/01/2033 (d)	175	184
2.396% due 12/01/2036 (d)	477	509
2.397% due 04/01/2035 (d)	78	83
2.397% due 07/01/2035	9	10
2.400% due 09/01/2032 - 01/01/2033 (d)	323	339
2.409% due 07/01/2035 (d)	159	169
2.413% due 04/01/2033	5	5
2.414% due 03/01/2033 (d)	226	238
2.424% due 04/25/2023	31	32
2.430% due 03/01/2035 (d)	645	688
2.431% due 07/01/2026 (d)	533	544
2.432% due 06/01/2030	26	26
2.432% due 04/01/2033 (d)	157	167
2.435% due 11/01/2024 - 04/01/2035 (d)	298	317

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.440% due 02/01/2035 - 08/01/2046 (d)	$588	$624
2.445% due 07/01/2018	9	9
2.445% due 11/01/2033 (d)	502	534
2.450% due 10/01/2035 (d)	122	130
2.460% due 01/01/2035 (d)	198	211
2.468% due 07/01/2022 - 08/01/2032	15	16
2.470% due 06/01/2034 (d)	353	373
2.471% due 07/01/2027 - 11/01/2040	89	93
2.472% due 11/01/2033 (d)	249	265
2.480% due 10/01/2024 (d)	28	29
2.491% due 04/01/2033 (d)	43	46
2.492% due 09/01/2029 (d)	244	260
2.495% due 10/01/2033 - 04/01/2036 (d)	409	425
2.497% due 11/01/2034 (d)	55	59
2.500% due 06/01/2034	13	13
2.500% due 04/01/2035 - 08/01/2035 (d)	556	589
2.502% due 12/01/2032 (d)	271	281
2.507% due 11/01/2034 (d)	84	90
2.508% due 06/01/2030	3	3
2.509% due 10/01/2033 (d)	416	446
2.517% due 09/01/2035 (d)	404	434
2.527% due 11/01/2034 (d)	154	164
2.534% due 07/01/2033	23	25
2.535% due 11/01/2033 (d)	359	383
2.537% due 04/01/2036 (d)	448	452
2.545% due 07/01/2036 (d)	89	89
2.546% due 02/01/2035 (d)	254	270
2.552% due 07/01/2029 (d)	30	32
2.561% due 02/01/2034 (d)	190	202
2.579% due 05/01/2034 (d)	80	84
2.580% due 03/01/2036 (d)	182	183
2.582% due 01/01/2033 (d)	58	62
2.590% due 09/01/2018	17	18
2.605% due 01/01/2033	16	17
2.607% due 12/01/2035 (d)	98	104
2.607% due 01/01/2037	18	19
2.612% due 12/01/2035 (d)	123	131
2.614% due 12/01/2036 (d)	49	53
2.615% due 10/01/2043	18	19
2.620% due 05/01/2035 (d)	199	212
2.625% due 12/01/2033 (d)	1,025	1,092
2.627% due 05/01/2037 (d)	790	812
2.631% due 03/01/2034 (d)	30	30
2.633% due 12/01/2030	5	6
2.633% due 01/01/2035 (d)	329	351
2.641% due 09/01/2017	20	20
2.642% due 03/01/2034 (d)	686	698
2.649% due 03/01/2036 (d)	238	255
2.653% due 01/01/2034 (d)	76	82
2.691% due 12/01/2035 (d)	374	392
2.700% due 02/01/2034 (d)	442	472
2.709% due 02/01/2034 (d)	374	400
2.711% due 02/01/2036 (d)	263	281
2.719% due 02/01/2032 (d)	122	130
2.750% due 01/01/2035 (d)	498	532
2.764% due 06/01/2034 (d)	46	49
2.775% due 04/01/2018	1	1
2.779% due 04/01/2040 (d)	813	860
2.785% due 02/01/2034 (d)	128	137
2.790% due 04/01/2033 (d)	296	314
2.792% due 04/01/2035 (d)	114	121
2.800% due 03/01/2033	24	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.827% due 03/01/2034 - 08/01/2034 (d)	$1,054	$1,113
2.898% due 01/01/2019 (d)	177	185
2.950% due 07/01/2019	15	16
3.018% due 04/01/2024	11	12
3.199% due 08/25/2042	73	79
3.221% due 09/01/2035 (d)	712	755
3.310% due 02/25/2032	241	251
3.321% due 05/01/2036 (d)	888	912
3.365% due 08/01/2024	10	10
3.399% due 12/01/2018	21	22
3.456% due 09/01/2035 (d)	766	774
3.500% due 09/01/2013	24	25
3.509% due 12/01/2018	13	14
3.599% due 05/01/2036 (d)	235	239
3.656% due 03/01/2035 (d)	415	439
3.677% due 09/01/2033 (d)	1,069	1,128
3.711% due 07/01/2019	16	16
3.866% due 06/01/2036 (d)	339	357
3.965% due 05/01/2036 (d)	275	292
4.000% due 07/25/2017 - 08/25/2018	145	150
4.089% due 07/01/2019	14	14
4.205% due 07/01/2035 (d)	51	53
4.250% due 07/25/2017	218	221
4.405% due 07/01/2017	13	13
4.453% due 11/01/2033 (d)	704	751
4.500% due 01/25/2014 - 02/25/2028	796	816
4.564% due 06/01/2033 (d)	149	160
4.740% due 06/01/2021 (d)	26	26
4.757% due 04/01/2035 (d)	25	27
4.770% due 04/01/2037 (d)	126	134
4.850% due 02/01/2013 (d)	69	70
5.000% due 09/25/2016 - 06/25/2019	123	129
5.075% due 01/01/2018	16	16
5.182% due 03/01/2033 (d)	104	112
5.211% due 05/01/2035 (d)	583	618
5.327% due 12/01/2032 - 03/01/2038 (d)	493	531
5.443% due 10/01/2032 (d)	142	151
5.457% due 01/01/2036 (d)	62	66
5.462% due 01/01/2036	18	20
5.500% due 03/25/2017 - 08/25/2020	135	145
5.531% due 06/01/2037 (d)	283	306
5.543% due 07/01/2037 (d)	180	188
5.546% due 04/01/2036	20	21
5.728% due 07/01/2037 (d)	492	523
5.791% due 05/01/2036 (d)	395	423
6.000% due 09/25/2014 - 08/25/2044	524	563
6.135% due 09/01/2036	19	20
6.250% due 05/25/2042	64	72
6.265% due 12/25/2042	284	324
6.500% due 07/25/2021 - 01/25/2044	1,784	2,006
6.605% due 11/01/2014	9	9
6.750% due 02/01/2015	3	3
7.000% due 10/01/2015 - 10/01/2033 (d)	236	265
7.000% due 02/25/2023 - 02/25/2044	69	79
7.500% due 05/01/2028 - 05/25/2042	80	90
8.000% due 08/25/2022 - 11/25/2023	98	115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 10/01/2026 (d)	$150	$177
9.000% due 03/25/2020	88	103
9.000% due 04/01/2020 - 01/01/2026 (d)	111	116
9.500% due 07/01/2021	22	22
Federal Housing Administration
7.430% due 01/01/2021 - 07/25/2022	373	368
Freddie Mac
0.502% due 08/25/2031	1,112	1,083
0.522% due 09/25/2031	647	596
0.542% due 04/15/2035 - 03/15/2036	27	27
0.592% due 10/15/2028 - 06/25/2029	659	641
0.642% due 07/15/2026 - 05/25/2043	2,456	2,472
0.692% due 08/15/2029	149	150
0.700% due 03/15/2024 - 09/15/2026	323	326
0.742% due 01/15/2032	43	43
0.750% due 05/15/2023 - 10/15/2026	546	549
0.792% due 08/15/2029 - 03/15/2032	507	512
0.842% due 06/15/2029 - 12/15/2031	375	377
0.850% due 08/15/2022 - 03/15/2023	377	381
0.950% due 04/15/2022	61	62
1.355% due 10/25/2044	1,565	1,566
1.369% due 02/25/2045	139	133
1.562% due 07/25/2044	7,901	8,040
1.774% due 10/15/2013	27	27
2.003% due 12/01/2035 (d)	124	131
2.040% due 09/01/2034 (d)	167	168
2.116% due 08/01/2033 (d)	62	64
2.200% due 10/01/2027 (d)	30	31
2.216% due 08/01/2015	21	22
2.230% due 11/01/2036 (d)	764	772
2.250% due 11/01/2029 (d)	176	185
2.266% due 03/01/2030 (d)	96	96
2.274% due 11/01/2035	7	8
2.318% due 07/01/2036 (d)	472	481
2.351% due 11/01/2033 (d)	138	147
2.362% due 02/01/2035 (d)	264	279
2.370% due 01/01/2036 - 02/01/2036 (d)	261	275
2.375% due 12/01/2032 - 11/01/2034 (d)	207	213
2.383% due 09/01/2035 (d)	182	191
2.389% due 03/01/2035 (d)	137	145
2.405% due 09/01/2034 (d)	906	958
2.408% due 11/01/2036 (d)	43	46
2.415% due 01/01/2037 (d)	70	74
2.416% due 08/01/2035	15	16
2.418% due 07/01/2033 (d)	78	79
2.424% due 08/01/2036 (d)	197	200
2.432% due 01/01/2030 (d)	274	292
2.448% due 04/01/2034 (d)	480	501
2.457% due 09/01/2034 (d)	238	244
2.468% due 01/01/2030 (d)	126	131
2.471% due 02/01/2019 (d)	62	65
2.475% due 09/01/2030 - 05/01/2035 (d)	470	473
2.480% due 09/01/2035 (d)	114	116
2.481% due 04/01/2032 - 08/01/2035 (d)	766	814

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	129

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.485% due 03/01/2032 (d)	$249	$259
2.490% due 04/01/2032 (d)	302	316
2.491% due 06/01/2036 (d)	393	403
2.499% due 07/01/2035	24	25
2.500% due 09/01/2034 (d)	64	69
2.502% due 12/01/2034 (d)	41	43
2.505% due 01/01/2035 (d)	94	95
2.506% due 09/01/2035 (d)	220	233
2.511% due 05/01/2035 (d)	427	451
2.521% due 09/01/2035 - 04/01/2036 (d)	493	501
2.523% due 02/01/2036 (d)	49	52
2.531% due 04/01/2034	20	21
2.552% due 08/01/2035 (d)	439	469
2.573% due 12/01/2036 (d)	302	323
2.590% due 09/01/2035 (d)	67	71
2.614% due 11/01/2034 (d)	331	343
2.620% due 06/01/2035 (d)	49	52
2.625% due 12/01/2034 (d)	290	296
2.652% due 09/01/2035 (d)	465	496
2.653% due 02/01/2035 (d)	970	1,030
2.661% due 04/01/2035 (d)	148	150
2.667% due 10/01/2035 (d)	453	481
2.679% due 12/01/2035 (d)	299	318
2.685% due 02/01/2037 (d)	41	44
2.690% due 08/01/2023	18	18
2.755% due 01/01/2035 (d)	39	42
2.772% due 03/01/2036 (d)	760	812
2.797% due 03/01/2035 (d)	269	272
2.807% due 03/01/2035 (d)	207	219
2.849% due 01/01/2037 (d)	24	26
2.949% due 02/01/2036 (d)	42	45
2.954% due 12/01/2024 (d)	228	229
2.973% due 02/01/2036 (d)	97	104
2.985% due 12/01/2034	24	24
3.029% due 11/01/2024 (d)	123	124
3.396% due 04/01/2036 (d)	146	153
3.500% due 03/15/2018	14	14
3.672% due 03/01/2036 (d)	466	471
3.905% due 07/01/2019	5	5
4.000% due 01/15/2017 - 02/15/2020	379	382
4.048% due 07/01/2035 (d)	447	470
4.184% due 01/01/2034 (d)	2,225	2,338
4.500% due 05/15/2017 - 04/15/2032	512	551
4.750% due 01/15/2031	5	5
4.807% due 01/01/2036 (d)	52	55
5.000% due 05/15/2017 - 07/01/2033	22	23
5.025% due 05/01/2033	10	11
5.079% due 08/01/2035 (d)	199	214
5.095% due 10/01/2034	6	6
5.211% due 06/01/2035	13	13
5.238% due 11/01/2033 (d)	688	739
5.500% due 01/15/2014 - 10/15/2032	675	703
5.649% due 03/01/2036 (d)	55	59
5.997% due 07/01/2036	8	9
6.000% due 09/15/2016 - 11/15/2031	720	745
6.000% due 05/01/2035 (d)	174	195
6.010% due 11/01/2036	22	23
6.250% due 12/15/2023	24	27
6.500% due 05/15/2012	0	0
7.000% due 06/01/2017 - 07/15/2027	300	348
8.500% due 11/15/2021	231	265

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
0.442% due 01/16/2031	$60	$60
0.592% due 06/20/2032	82	82
0.642% due 03/16/2029 - 02/16/2032	801	805
0.692% due 03/16/2031	98	99
0.742% due 04/16/2030 - 04/16/2032	186	187
0.792% due 10/16/2029	102	103
1.625% due 07/20/2026	24	25
1.625% due 09/20/2029 - 09/20/2032 (d)	2,309	2,389
2.250% due 01/20/2030	12	12
2.375% due 02/20/2025	19	20
2.375% due 01/20/2027 - 04/20/2033 (d)	689	714
4.500% due 08/20/2035	25	25
8.000% due 06/20/2025	1	2

Total U.S. Government Agencies (Cost $106,718)		110,427

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.375% due 10/31/2012 (c)(e)	900	901
0.500% due 11/30/2012 (c)	187	187
2.375% due 08/31/2014 (c)(e)	700	733

Total U.S. Treasury Obligations (Cost $1,822)		1,821

MORTGAGE-BACKED SECURITIES 57.9%
ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	354	361
Adjustable Rate Mortgage Trust
0.492% due 10/25/2035	23	15
0.572% due 05/25/2035	1,503	1,439
0.982% due 01/25/2035	205	201
0.982% due 02/25/2035	814	798
2.569% due 01/25/2035	3,685	3,551
2.650% due 01/25/2035	1,603	1,566
2.969% due 03/25/2035	108	100
5.174% due 11/25/2035	662	475
American Home Mortgage Investment Trust
2.240% due 09/25/2045	1,485	1,174
2.241% due 02/25/2045	675	552
2.365% due 09/25/2035	23,041	22,410
2.597% due 10/25/2034	618	573
2.782% due 02/25/2045	1,301	1,126
Banc of America Alternative Loan Trust
0.742% due 04/25/2033	288	275
5.000% due 06/25/2019	555	560
6.000% due 04/25/2036	1,179	1,179
Banc of America Funding Corp.
2.660% due 03/20/2035	98	90
2.700% due 11/20/2034	4,278	3,310
5.244% due 11/20/2035	536	405
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	6,192	5,923
Banc of America Mortgage Securities, Inc.
2.716% due 10/25/2034	69	65
2.766% due 09/25/2033	520	523
2.795% due 09/25/2033	10,361	9,954
2.795% due 11/25/2034	65	60
2.839% due 11/25/2033	300	291
2.879% due 05/25/2033	1,156	1,051
2.925% due 01/25/2034	260	244
2.974% due 02/25/2034	1,644	1,510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.975% due 01/25/2035	$263	$219
2.987% due 04/25/2034	455	452
3.182% due 02/25/2033	368	326
5.000% due 12/25/2018	74	75
5.139% due 10/25/2035	450	423
6.500% due 09/25/2033	682	720
Banc of America Re-REMIC Trust
1.464% due 12/17/2049	351	350
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049	1,788	1,833
BCAP LLC Trust
0.362% due 07/26/2036	6,854	6,476
0.431% due 12/21/2046	3,502	3,351
0.452% due 02/26/2036	10,729	9,306
2.371% due 12/26/2036	6,302	6,150
2.503% due 11/26/2045	6,430	6,425
2.530% due 10/26/2035	5,986	5,349
2.597% due 11/26/2035	10,700	10,246
2.611% due 10/26/2036	3,549	3,488
2.634% due 05/26/2036	5,923	5,884
2.703% due 07/26/2036	7,170	7,210
2.721% due 07/26/2036	3,722	3,703
2.755% due 11/26/2035	1,862	1,865
2.782% due 02/26/2036	16,874	16,641
2.828% due 03/26/2037	2,698	2,660
2.861% due 05/20/2035	6,211	6,012
3.084% due 05/26/2037	5,168	4,669
3.160% due 04/26/2037	5,583	5,440
3.964% due 05/26/2047	7,313	7,198
4.972% due 05/26/2037	7,063	6,992
5.000% due 07/26/2035	5,216	5,156
5.000% due 10/26/2037	2,026	2,054
5.006% due 07/26/2037	2,607	2,576
5.090% due 10/26/2035	3,147	3,152
5.134% due 06/26/2037	2,501	2,518
5.142% due 07/26/2037	3,370	3,165
5.145% due 04/26/2037	2,598	2,676
5.250% due 06/26/2035	7,354	7,461
5.250% due 05/26/2037	85	85
5.276% due 02/26/2037	3,535	3,590
5.349% due 07/26/2037	2,802	2,884
5.500% due 12/26/2035	8,780	8,906
5.500% due 02/26/2036	6,889	7,037
5.546% due 07/26/2037	3,072	2,919
5.589% due 06/26/2047	3,416	3,521
6.000% due 08/26/2037	6,443	6,679
6.500% due 02/26/2036	8,205	8,036
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 10/25/2035	3,761	3,262
2.570% due 03/25/2035	2,700	2,627
2.614% due 08/25/2033	548	549
2.625% due 04/25/2033	359	344
2.625% due 10/25/2033	72	71
2.689% due 10/25/2035	10,062	9,822
2.702% due 11/25/2034	2,627	2,446
2.769% due 10/25/2034	5,051	3,772
2.786% due 01/25/2035	212	190
2.788% due 10/25/2034	254	245
2.795% due 02/25/2034	1,282	1,115
2.806% due 05/25/2033	2	1
2.814% due 01/25/2035	144	128
2.851% due 01/25/2034	1,035	1,045
2.877% due 02/25/2034	253	245
2.888% due 02/25/2033	16	14
2.920% due 01/25/2034	441	436
3.123% due 07/25/2034	172	166
3.214% due 12/25/2035	971	930

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.778% due 10/25/2033	$3	$3
4.883% due 10/25/2033	1	1
5.579% due 04/25/2033	62	61
5.703% due 02/25/2033	38	38
Bear Stearns Alt-A Trust
0.402% due 02/25/2034	1,129	921
0.412% due 08/25/2036	21	10
2.737% due 11/25/2035	0	0
2.737% due 11/25/2035^	7	0
2.809% due 05/25/2035	152	121
2.873% due 11/25/2036	669	367
Bear Stearns Commercial Mortgage Securities
8.303% due 10/15/2032	3,834	4,385
Chase Mortgage Finance Corp.
2.794% due 02/25/2037	4,122	3,310
2.802% due 12/25/2035	280	264
5.097% due 12/25/2035	301	266
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	200	201
Citigroup Mortgage Loan Trust, Inc.
1.042% due 08/25/2035	684	423
1.735% due 08/25/2034	21	21
2.660% due 05/25/2035	487	454
2.924% due 03/25/2034	152	149
4.900% due 11/25/2035	1,233	1,183
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	465	342
Commercial Mortgage Pass-Through Certificates
0.742% due 07/16/2034	110	110
Countrywide Alternative Loan Trust
0.442% due 06/25/2037	3,714	2,465
0.642% due 03/25/2034	107	102
2.948% due 06/25/2037	3,969	426
5.046% due 10/25/2035	405	300
5.529% due 08/25/2036	415	410
Countrywide Home Loan Mortgage Pass-Through Trust
0.592% due 08/25/2035	554	419
0.782% due 02/25/2035	448	374
2.610% due 02/20/2036	89	57
2.721% due 08/25/2034	4,234	3,458
2.723% due 08/25/2034	5,720	5,218
2.737% due 04/20/2035	4,655	4,477
2.746% due 11/25/2034	7,200	5,982
2.747% due 06/20/2035	641	483
2.866% due 11/19/2033	28	25
2.878% due 08/25/2033	438	361
4.179% due 11/19/2033	189	190
4.500% due 10/25/2018	60	61
4.708% due 12/25/2033	312	313
5.000% due 05/25/2034	113	113
5.500% due 10/25/2035	1,545	1,479
5.500% due 11/25/2035	867	765
Credit Suisse First Boston Mortgage Securities Corp.
2.053% due 07/25/2033	111	103
2.434% due 07/25/2033	892	846
2.476% due 10/25/2033	2,278	2,210
2.606% due 03/25/2034	81	71
2.718% due 11/25/2032	29	28
2.764% due 01/25/2034	3,760	3,516
2.846% due 11/25/2034	3,047	2,917
4.871% due 06/25/2032	0	0
5.500% due 08/25/2034	32	32
6.500% due 04/25/2033	128	135
Credit Suisse Mortgage Capital Certificates
0.362% due 02/15/2022	14,817	13,780
0.462% due 02/15/2022	13,000	11,700
0.472% due 10/15/2021	1,888	1,779

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.349% due 07/26/2037	$7,837	$8,022
5.383% due 02/15/2040	800	834
7.000% due 08/26/2036	6,446	6,617
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	700	769
Deutsche ALT-A Securities, Inc.
0.342% due 10/25/2036	17	7
5.000% due 10/25/2018	314	323
5.250% due 06/25/2035	585	548
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035	903	909
First Horizon Alternative Mortgage Securities
2.374% due 07/25/2035	407	278
2.416% due 08/25/2034	1,276	1,098
2.583% due 09/25/2035	127	86
First Horizon Asset Securities, Inc.
0.512% due 02/25/2035	283	246
1.053% due 02/25/2035	1,352	1,191
2.617% due 02/25/2035	214	206
2.625% due 04/25/2035	1,510	1,437
2.694% due 08/25/2035	934	813
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	356	336
0.642% due 11/15/2032	579	551
0.722% due 06/25/2030	336	320
GMAC Mortgage Corp. Loan Trust
5.069% due 11/19/2035	581	498
Greenwich Capital Commercial Funding Corp.
0.383% due 11/05/2021	3,825	3,654
GS Mortgage Securities Corp.
1.456% due 03/06/2020	9,700	9,543
4.805% due 03/06/2020	3,000	2,920
GSAA Trust
6.000% due 04/01/2034	29	28
GSR Mortgage Loan Trust
0.432% due 08/25/2046	1,925	1,588
0.592% due 01/25/2034	1,057	997
1.870% due 03/25/2033	57	58
2.280% due 06/25/2034	470	437
2.441% due 06/25/2034	59	52
2.779% due 08/25/2034	365	331
2.896% due 05/25/2035	395	325
5.000% due 08/25/2019	77	78
6.000% due 03/25/2032	20	20
Harborview Mortgage Loan Trust
0.432% due 02/19/2046	1,869	1,164
0.442% due 02/19/2046	40	31
0.462% due 05/19/2035	115	73
2.313% due 08/19/2034	2,985	2,571
2.415% due 06/19/2034	8,413	7,588
2.984% due 05/19/2033	1,628	1,585
Impac CMB Trust
0.762% due 04/25/2035	2,318	1,830
0.882% due 08/25/2035	3,627	2,659
Indymac ARM Trust
1.785% due 01/25/2032	62	49
Indymac Index Mortgage Loan Trust
0.342% due 02/25/2037	35	35
0.432% due 09/25/2046	891	536
1.022% due 05/25/2034	336	236
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,862	1,856
JPMorgan Mortgage Trust
2.083% due 11/25/2033	73	74
2.438% due 12/25/2034	2,737	2,698
2.470% due 09/25/2034	6	6
2.532% due 12/25/2034	99	95

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.597% due 11/25/2035	$3,115	$2,956
2.650% due 11/25/2033	160	161
2.853% due 07/25/2035	1,838	1,419
2.871% due 07/25/2035	1,890	1,805
4.233% due 07/25/2035	505	504
4.298% due 04/25/2035	130	131
4.480% due 06/25/2035	19	19
4.865% due 04/25/2035	1,526	1,495
4.989% due 10/25/2035	900	728
5.015% due 02/25/2035	5,247	5,291
5.315% due 07/25/2035	210	214
MASTR Adjustable Rate Mortgages Trust
2.364% due 02/25/2034	502	422
2.656% due 09/25/2033	1,321	1,199
2.700% due 01/25/2036	543	437
2.718% due 11/21/2034	5,835	5,885
2.881% due 08/25/2034	2,115	1,736
2.884% due 07/25/2034	3,992	3,543
5.049% due 01/25/2034	154	152
MASTR Asset Securitization Trust
5.250% due 12/25/2033	8	8
5.500% due 09/25/2033	2,852	2,976
Merrill Lynch Mortgage Investors, Inc.
2.519% due 02/25/2035	594	541
2.644% due 06/25/2035	1,909	1,667
2.743% due 09/25/2033	33	32
2.868% due 02/25/2034	117	115
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,078
5.485% due 03/12/2051	500	540
MLCC Mortgage Investors, Inc.
0.862% due 08/25/2028	229	221
0.902% due 06/25/2028	665	648
1.573% due 03/25/2028	1,424	1,324
2.126% due 04/25/2029	2,252	1,933
2.235% due 12/25/2034	537	539
2.297% due 04/25/2035	238	231
Morgan Stanley Capital
0.302% due 10/15/2020	146	146
Morgan Stanley Mortgage Loan Trust
2.477% due 02/25/2034	15	15
Nomura Asset Acceptance Corp.
0.592% due 12/25/2034	1	1
0.632% due 10/25/2034	27	25
2.696% due 10/25/2035	106	74
3.412% due 05/25/2035	239	220
Opteum Mortgage Acceptance Corp.
0.502% due 07/25/2035	1,074	1,033
Prime Mortgage Trust
0.642% due 02/25/2019	2	2
0.642% due 02/25/2034	14	13
5.000% due 08/25/2034	428	440
6.000% due 02/25/2034	72	76
Provident Funding Mortgage Loan Trust
2.786% due 05/25/2035	156	141
RBSCF Trust
6.068% due 09/17/2039	3,500	3,984
RBSSP Resecuritization Trust
0.562% due 08/26/2045	804	674
Residential Accredit Loans, Inc.
0.642% due 01/25/2033	679	641
0.672% due 02/25/2033	550	489
3.306% due 04/25/2035	10	1
5.500% due 08/25/2034	228	233
Residential Asset Mortgage Products, Inc.
6.500% due 12/25/2031	196	197
7.500% due 12/25/2031	1,080	1,100

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	131

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securitization Trust
3.750% due 10/25/2018	$23	$24
5.250% due 04/25/2034	665	692
Residential Funding Mortgage Securities
5.651% due 02/25/2036	380	274
6.500% due 03/25/2032	46	49
Sequoia Mortgage Trust
0.622% due 04/20/2033	155	150
0.993% due 05/20/2034	1,445	1,224
1.042% due 10/20/2027	645	603
2.039% due 07/20/2034	92	80
Structured Adjustable Rate Mortgage Loan Trust
0.482% due 03/25/2035	276	184
0.542% due 09/25/2034	355	177
0.682% due 08/25/2035	2,346	1,826
0.982% due 01/25/2035	135	134
2.518% due 06/25/2034	2,531	2,353
2.632% due 07/25/2034	1,226	1,138
2.672% due 03/25/2034	125	115
2.703% due 08/25/2034	2,372	1,962
2.722% due 09/25/2034	845	769
2.725% due 08/25/2034	3,769	3,294
2.818% due 03/25/2034	591	569
Structured Asset Mortgage Investments, Inc.
0.582% due 11/19/2033	151	131
0.592% due 03/19/2034	325	291
0.922% due 05/19/2035	603	487
1.082% due 02/19/2033	800	658
Structured Asset Securities Corp.
2.049% due 05/25/2032	47	45
2.317% due 07/25/2032	29	27
2.619% due 09/25/2033	194	178
2.623% due 11/25/2033	210	199
2.772% due 10/25/2035	362	286
5.380% due 03/25/2033	831	823
Thornburg Mortgage Securities Trust
2.466% due 04/25/2045	536	536
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	4,190	4,032
WaMu Mortgage Pass-Through Certificates
0.462% due 08/25/2046^	2,513	341
0.532% due 07/25/2045	4,102	3,291
0.532% due 10/25/2045	6,908	5,555
0.552% due 01/25/2045	5,224	4,357
0.562% due 08/25/2045	644	532
0.610% due 11/25/2034	164	136
1.159% due 08/25/2046	181	119
1.359% due 11/25/2042	388	338
1.559% due 08/25/2042	35	28
2.448% due 10/25/2033	1,092	1,104
2.466% due 10/25/2035	4,271	927
2.486% due 08/25/2033	1,867	1,054
2.489% due 09/25/2035	1,117	920
2.570% due 06/25/2033	890	876
2.577% due 03/25/2034	3,044	3,009
2.724% due 05/25/2046	1,155	818
2.724% due 08/25/2046	4,101	2,897
2.724% due 09/25/2046	413	319
2.724% due 11/25/2046	3,444	2,605
5.276% due 02/25/2037	958	705
5.500% due 06/25/2034	186	186
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	1	1
2.150% due 02/25/2033	36	31
2.448% due 02/25/2033	63	59
2.478% due 01/25/2035	4,571	4,402
2.495% due 06/25/2033	80	78

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.556% due 11/25/2030	$433	$408
7.000% due 03/25/2034	264	282
Wells Fargo Mortgage-Backed Securities Trust
0.742% due 07/25/2037	1,022	809
2.559% due 09/25/2033	68	67
2.624% due 09/25/2034	633	636
2.631% due 03/25/2036	4,681	4,069
2.648% due 01/25/2035	1,787	1,692
2.653% due 02/25/2034	1,177	1,139
2.664% due 06/25/2035	3,663	3,600
2.682% due 06/25/2035	211	204
2.690% due 04/25/2035	741	693
2.695% due 04/25/2036	50	38
2.700% due 09/25/2034	2,427	2,458
2.704% due 12/25/2034	1,072	1,073
2.734% due 08/25/2033	1,071	1,084
4.420% due 10/25/2033	186	189
4.500% due 08/25/2018	782	812
4.500% due 11/25/2018	1,099	1,107
4.500% due 05/25/2034	45	46
4.547% due 12/25/2033	443	450
4.694% due 12/25/2033	588	600
4.708% due 01/25/2034	631	637
4.714% due 06/25/2034	422	434
4.848% due 01/25/2034	434	424
4.899% due 05/25/2034	14	15
5.000% due 07/25/2019	21	22
5.028% due 09/25/2035	58	57
5.198% due 10/25/2035	323	314
5.351% due 08/25/2035	150	152
6.000% due 09/25/2036	286	277
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	7,000	7,237

Total Mortgage-Backed Securities (Cost $588,038)		566,976

ASSET-BACKED SECURITIES 20.7%
Accredited Mortgage Loan Trust
1.002% due 01/25/2034	268	187
AMMC CDO
0.709% due 08/08/2017	6,147	5,962
Anthracite CDO Ltd.
0.692% due 05/24/2017	3,097	2,934
Argent Securities, Inc.
1.277% due 03/25/2034	833	679
Avenue CLO Fund Ltd.
0.853% due 02/15/2017	3,412	3,371
Babson CLO Ltd.
0.811% due 07/20/2019	18,506	17,838
Bear Stearns Asset-Backed Securities Trust
0.292% due 11/25/2036	52	51
0.312% due 12/25/2036	23	21
1.242% due 11/25/2042	559	473
3.025% due 10/25/2036	3,016	2,078
3.114% due 10/25/2036	4,309	2,489
Bear Stearns Second Lien Trust
1.042% due 12/25/2036	21,100	3,728
Callidus Debt Partners Fund Ltd.
0.827% due 04/17/2020	14,934	14,079
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	2,525	2,510
Carrington Mortgage Loan Trust
0.342% due 06/25/2037	3,699	3,332
0.422% due 02/25/2036	295	251
Citigroup Mortgage Loan Trust, Inc.
0.342% due 11/25/2036	147	146
0.692% due 07/25/2044	322	297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conseco Financial Corp.
6.240% due 12/01/2028	$483	$507
Countrywide Asset-Backed Certificates
0.342% due 05/25/2047	6,735	6,499
0.472% due 09/25/2034	430	411
0.502% due 05/25/2036	3,221	3,011
Credit-Based Asset Servicing and Securitization LLC
6.280% due 05/25/2035	815	724
EMC Mortgage Loan Trust
0.942% due 04/25/2042	8,964	7,552
FBR Securitization Trust
1.002% due 09/25/2035	701	645
Goldman Sachs Asset Management CLO PLC
0.767% due 08/01/2022	4,633	4,331
Grayston CLO Ltd.
0.883% due 08/15/2016	369	368
Home Equity Asset Trust
0.842% due 11/25/2032	8	6
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	658
HSBC Home Equity Loan Trust
0.422% due 01/20/2036	2,308	2,062
0.502% due 01/20/2035	19,728	18,326
HSI Asset Securitization Corp. Trust
0.292% due 10/25/2036	14	5
Indymac Residential Asset-Backed Trust
0.692% due 08/25/2035	1,100	857
0.762% due 10/25/2035	1,600	138
Inwood Park CDO Ltd.
0.786% due 01/20/2021	10,000	9,647
Irwin Home Equity Corp.
0.782% due 07/25/2032	175	114
JPMorgan Mortgage Acquisition Corp.
0.312% due 01/25/2037	1,888	1,800
0.322% due 03/25/2037	84	80
0.332% due 10/25/2036	12	12
Katonah Ltd.
0.933% due 05/18/2015	1,266	1,257
Lehman XS Trust
0.392% due 04/25/2037	9,546	5,379
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	940	758
0.942% due 03/25/2032	51	39
1.097% due 07/25/2034	1,200	855
Loomis Sayles CBO
0.789% due 10/26/2020	2,955	2,793
Merrill Lynch Mortgage Investors, Inc.
0.422% due 09/25/2036	560	334
5.666% due 05/25/2046	246	244
Morgan Stanley ABS Capital
0.702% due 06/25/2034	494	436
1.172% due 06/25/2034	980	779
1.442% due 06/25/2033	653	509
Morgan Stanley Dean Witter Capital
1.592% due 02/25/2033	387	302
Morgan Stanley Mortgage Loan Trust
0.312% due 01/25/2047	955	839
Nationstar NIM Trust
8.000% due 06/25/2037	24	0
New Century Home Equity Loan Trust
0.502% due 06/25/2035	1,312	1,243
Newcastle Investment Trust
2.450% due 12/10/2033	10,769	10,881
Option One Mortgage Loan Trust
0.882% due 07/25/2033	282	222
Plymouth Rock CLO Ltd.
1.998% due 02/16/2019	2,374	2,368

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Primus CLO Ltd.
0.800% due 07/15/2021	$9,561	$8,910
Renaissance Home Equity Loan Trust
0.942% due 08/25/2032	10	7
1.342% due 09/25/2037	5,432	3,273
Residential Asset Mortgage Products, Inc.
8.500% due 12/25/2031	1,994	2,068
Residential Asset Securities Corp.
5.120% due 12/25/2033	859	706
SACO, Inc.
1.002% due 11/25/2035	514	461
Saxon Asset Securities Trust
8.285% due 12/25/2032	2,267	2,276
SLC Student Loan Trust
4.750% due 06/15/2033	6,565	6,378
SLM Student Loan Trust
1.080% due 03/15/2028	9,000	8,749
1.751% due 03/15/2028	3,750	3,646
2.350% due 04/15/2039	2,515	2,534
3.500% due 08/17/2043	14,862	14,613
Soundview Home Equity Loan Trust
0.892% due 11/25/2033	418	369
Specialty Underwriting & Residential Finance
0.922% due 01/25/2034	50	38

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
0.322% due 01/25/2037	$55	$54
0.332% due 02/25/2037	108	108
0.822% due 01/25/2033	549	462
0.892% due 05/25/2034	264	227
Trapeza CDO LLC
1.312% due 11/16/2034	1,000	361
Truman Capital Mortgage Loan Trust
0.992% due 12/25/2032	500	416
WMC Mortgage Loan Pass-Through Certificates
0.922% due 05/15/2030	127	116

Total Asset-Backed Securities (Cost $230,623)		203,189

	SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 12/31/2049	267	1,999

Total Preferred Securities (Cost $2,002)		1,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 11.3%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	$890	$890

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $911. Repurchase proceeds are $890.)

U.S. TREASURY BILLS 0.1%
0.157% due 04/05/2012 - 03/07/2013 (a)(c)(d)	725	724

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 11.1%
PIMCO Short-Term Floating NAV Portfolio	10,810,372	108,331

Total Short-Term Instruments (Cost $109,935)		109,945

Total Investments 115.9% (Cost $1,179,614)		$1,134,135

Other Assets and Liabilities (Net) (15.9%)		(155,527)

Net Assets 100.0%		$978,608

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $883 have been pledged as collateral as of March 31, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	On March 31, 2012, securities valued at $148,768 were pledged for reverse repurchase agreements outstanding.

		Principal Matures Within			Market Value	Market Value & Accrued Interest
Counterparty	Coupon Rate¤	0 - 6 Months	6 - 12 Months	1 - 2 Years
BCY	0.350% - 0.450%	$46,302	$—	$—	$46,302	$46,314
DUB	0.350%	523	—	—	523	523
RBS	0.450%	16,696	—	—	16,696	16,701
SAL	-0.500%	—	—	9,865	9,865	9,854
	0.360%	68,028	—	—	68,028	68,042

		$131,549	$—	$9,865	$141,414	$141,434

¤	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $209,507 at a weighted average interest rate of 0.355%.

(e)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $660 and cash of $11 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$	23,800	$(117)	$62
Receive	3-Month USD-LIBOR	1.250%	06/20/2016		31,600	(187)	149

						$(304)	$211

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	133

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

(f)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$	2,500	$705	$0	$705
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		500	114	0	114
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		2,000	789	0	789

							$1,608	$0	$1,608

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	2.349%	$	10,000	$938	$0	$938
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.925%		3,000	36	0	36
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	3.204%		5,000	486	0	486
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	0.764%		5,000	51	0	51
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.250%		3,000	125	0	125
iStar Financial, Inc.	RYL	(0.565%	)	12/20/2013	7.796%		6,000	664	0	664
Sealed Air Corp.	MYC	(0.590%	)	09/20/2013	1.088%		5,000	36	0	36

								$2,336	$0	$2,336

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	1.801%	$	2,600	$(69)	$(175)	$106

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-7 10-Year Index 15-30%	BOA	0.145%	12/20/2016	$	25,000	$(816)	$0	$(816)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016		25,000	(801)	0	(801)
CDX.IG-7 10-Year Index 15-30%	GST	0.153%	12/20/2016		25,000	(806)	0	(806)

						$(2,423)	$0	$(2,423)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$121,304	$0	$121,304
Industrials	0	17,235	1,239	18,474
U.S. Government Agencies	0	110,059	368	110,427
U.S. Treasury Obligations	0	1,821	0	1,821
Mortgage-Backed Securities	0	566,976	0	566,976
Asset-Backed Securities	0	158,253	44,936	203,189
Preferred Securities
Banking & Finance	0	0	1,999	1,999
Short-Term Instruments
Repurchase Agreements	0	890	0	890
U.S. Treasury Bills	0	724	0	724
PIMCO Short-Term Floating NAV Portfolios	108,331	0	0	108,331
	$108,331	$977,262	$48,542	$1,134,135

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$3,936	$114	$4,050
Interest Rate Contracts	0	211	0	211
	$0	$4,147	$114	$4,261

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(2,423)	$0	$(2,423)

Totals	$108,331	$978,986	$48,656	$1,135,973

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$16,791	$0	$(15,103)	$3	$8	$(460)	$0	$0	$1,239	$58
U.S. Government Agencies	571	0	(197)	2	4	(3)	0	(9)	368	(3)
Mortgage-Backed Securities	6,096	4,403	(10,152)	0	1	2	0	(350)	0	0
Asset-Backed Securities	70,216	16,063	(25,306)	389	1,068	(254)	0	(17,240)	44,936	(320)
Preferred Securities
Banking & Finance	2,028	0	0	0	0	(29)	0	0	1,999	(29)
	$95,702	$20,466	$(50,758)	$394	$1,081	$(744)	$0	$(17,599)	$48,542	$(294)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$74	$0	$0	$0	$0	$40	$0	$0	$114	$40

Totals	$95,776	$20,466	$(50,758)	$394	$1,081	$(704)	$0	$(17,599)	$48,656	$(254)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	135

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

March 31, 2012

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$59	$59
Unrealized appreciation on OTC swap agreements	0	4,050	0	0	0	4,050

	$0	$4,050	$0	$0	$59	$4,109

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$2,423	$0	$0	$0	$2,423

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on swaps	$0	$(39)	$0	$0	$(5,203)	$(5,242)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on swaps	$0	$1,236	$0	$0	$1,784	$3,020

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $211 as reported in the Notes to Schedule of Investments.

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(885)	$883	$(2)
BPS	51	(160)	(109)
CBK	150	(270)	(120)
DUB	137	(80)	57
GST	(17)	0	(17)
JPM	1,316	(1,450)	(134)
MYC	36	(10)	26
RYL	664	(810)	(146)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 22.6%

BANKING & FINANCE 22.5%
Ally Financial, Inc.
0.474% due 12/19/2012	$39,100	$39,177
1.750% due 10/30/2012	83,290	84,040
American Express Bank FSB
0.371% due 05/29/2012	11,929	11,931
ANZ National International Ltd.
0.723% due 09/28/2012 (a)	6,000	6,011
3.250% due 04/02/2012	79,580	79,580
Asian Development Bank
1.625% due 07/15/2013	17,000	17,287
Australia & New Zealand Banking Group Ltd.
0.754% due 06/18/2012	5,370	5,372
Banco Bilbao Vizcaya Argentaria Puerto Rico
0.491% due 05/25/2012	30,230	30,227
2.450% due 06/22/2012	5,000	5,025
Banco Santander Chile
1.811% due 04/20/2012	30,880	30,882
Bank of America Corp.
0.853% due 04/30/2012	127,500	127,570
0.854% due 06/22/2012	16,700	16,728
2.375% due 06/22/2012	28,006	28,141
3.125% due 06/15/2012	32,261	32,456
4.875% due 09/15/2012	22,459	22,764
5.375% due 09/11/2012	4,565	4,634
Bank of Nova Scotia
1.000% due 09/16/2013	60,200	60,133
1.450% due 07/26/2014	204,846	207,230
Barclays Bank PLC
0.837% due 04/10/2012	9,675	9,675
0.910% due 04/10/2012	60,300	60,302
BNZ International Funding Ltd.
2.625% due 06/05/2012	16,200	16,253
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	271,283	274,595
Cie de Financement Foncier
1.625% due 07/23/2012	54,700	54,775
Citibank N.A.
0.557% due 05/07/2012	63,120	63,152
1.750% due 12/28/2012	55,155	55,790
Citigroup Funding, Inc.
0.883% due 04/30/2012	79,400	79,447
1.875% due 11/15/2012	48,278	48,774
Citigroup, Inc.
5.300% due 10/17/2012	46,380	47,308
5.500% due 08/27/2012	69,600	70,863
Commonwealth Bank of Australia
0.707% due 02/26/2013	30,800	30,831
Countrywide Financial Corp.
0.967% due 05/07/2012	7,279	7,282
5.800% due 06/07/2012	299,440	301,816
DanFin Funding Ltd.
1.267% due 07/16/2013	44,650	45,099
Danske Bank A/S
0.842% due 05/24/2012	12,500	12,499
2.500% due 05/10/2012	58,885	58,986
FIH Erhvervsbank A/S
0.706% due 12/06/2012	2,400	2,400
General Electric Capital Corp.
0.474% due 09/21/2012	65,500	65,578
0.474% due 12/21/2012	67,800	67,921
0.631% due 04/24/2012	39,000	39,015
0.658% due 06/01/2012	9,100	9,107
0.725% due 12/07/2012	2,000	2,008
0.775% due 06/08/2012	85,040	85,151

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 09/28/2012	$98,270	$99,156
2.200% due 06/08/2012	22,000	22,084
2.625% due 12/28/2012	59,924	60,996
Goldman Sachs Group, Inc.
3.250% due 06/15/2012	68,615	69,040
5.450% due 11/01/2012	2,540	2,598
HSBC Finance Corp.
0.824% due 09/14/2012	11,750	11,745
0.831% due 04/24/2012	183,444	183,469
0.912% due 07/19/2012	36,870	36,873
5.900% due 06/19/2012	99,792	100,870
7.000% due 05/15/2012	144,337	145,384
Huntington National Bank
0.888% due 06/01/2012	95,905	96,037
John Deere Capital Corp.
2.875% due 06/19/2012	53,586	53,901
JPMorgan Chase & Co.
0.704% due 06/15/2012	374,000	374,463
0.724% due 12/26/2012	41,300	41,460
0.854% due 06/22/2012	28,025	28,073
2.200% due 06/15/2012	96,195	96,588
KeyBank N.A.
3.200% due 06/15/2012	1,343	1,351
Kreditanstalt fuer Wiederaufbau
2.250% due 04/16/2012	11,350	11,357
Landesbank Baden-Wuerttemberg
0.694% due 06/22/2012	185,200	185,153
LeasePlan Corp. NV
3.000% due 05/07/2012	78,415	78,608
Lloyds TSB Bank PLC
1.581% due 04/02/2012	171,150	171,150
2.800% due 04/02/2012	151,445	151,445
Macquarie Bank Ltd.
0.867% due 07/16/2012	1,500	1,500
0.867% due 07/17/2012	43,400	43,386
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012	19,295	19,291
0.983% due 05/29/2012	5,000	4,979
6.050% due 08/15/2012	107,569	109,447
Morgan Stanley
0.510% due 04/19/2012	15,850	15,850
0.824% due 06/20/2012	112,405	112,584
1.950% due 06/20/2012	1,043	1,047
5.250% due 11/02/2012	7,400	7,567
5.750% due 08/31/2012	2,400	2,448
Nationwide Building Society
0.675% due 05/17/2012	65,950	65,949
2.500% due 08/17/2012	71,100	71,604
5.500% due 07/18/2012	800	811
New York Community Bancorp, Inc.
2.550% due 06/22/2012	16,800	16,889
Nordic Investment Bank
3.500% due 09/11/2013	11,000	11,486
PNC Funding Corp.
0.781% due 04/01/2012	24,800	24,800
Pricoa Global Funding
0.604% due 06/26/2012	29,500	29,451
4.625% due 06/25/2012	3,710	3,743
5.400% due 10/18/2012	2,750	2,820
Royal Bank of Scotland Group PLC
1.210% due 05/11/2012	93,080	93,151
1.433% due 04/09/2012	3,000	3,000
1.461% due 04/23/2012	52,400	52,418
2.625% due 05/11/2012	218,645	219,043
2.650% due 04/23/2012	56,400	56,455
Stadshypotek AB
1.020% due 09/30/2013	11,700	11,692

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.450% due 09/30/2013	$9,300	$9,402
Suncorp-Metway Ltd.
2.067% due 07/16/2012	78,430	78,786
Swedbank AB
1.022% due 01/14/2013	15,310	15,319
2.750% due 04/03/2012	663,200	663,201
U.S. Central Federal Credit Union
1.900% due 10/19/2012	554,704	559,909
Wachovia Corp.
0.691% due 04/23/2012	11,340	11,344
Wells Fargo & Co.
0.694% due 06/15/2012	18,925	18,947
Western Corporate Federal Credit Union
1.750% due 11/02/2012	150,000	151,359
Westpac Banking Corp.
0.664% due 12/14/2012	14,100	14,114
1.033% due 05/18/2012	10,000	10,006
1.043% due 05/18/2012	17,000	16,998
5.070% due 04/10/2012	5,000	5,004
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	48,400	48,520

		6,923,936

INDUSTRIALS 0.1%
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	102
Teva Pharmaceutical Finance LLC
1.500% due 06/15/2012	29,601	29,662

		29,764

Total Corporate Bonds & Notes (Cost $6,953,200)		6,953,700

MUNICIPAL BONDS & NOTES 0.1%

NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	21,800	21,826

Total Municipal Bonds & Notes (Cost $21,802)		21,826

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
0.262% due 11/23/2012	419,343	419,703
0.272% due 09/17/2012 - 10/18/2012	679,989	680,482
0.330% due 11/23/2012	9,800	9,811
0.375% due 12/28/2012	32,695	32,758
0.434% due 12/20/2012	126,500	126,706
0.750% due 02/26/2013	6,170	6,200
1.750% due 02/22/2013	4,180	4,236
3.625% due 02/12/2013	262,693	270,384
4.000% due 01/28/2013	9,765	10,059
4.375% due 03/15/2013	122,825	127,692
4.750% due 02/21/2013	16,531	17,190
Federal Farm Credit Bank
0.171% due 08/27/2012	75,700	75,773
0.220% due 03/27/2013	21,000	21,001
0.236% due 07/29/2013	70,000	70,040
0.240% due 08/28/2013	10,000	10,003
0.272% due 07/22/2013	24,500	24,535
0.316% due 06/14/2013	20,000	20,035
0.381% due 08/28/2012	66,000	66,071
0.431% due 08/27/2012	74,500	74,593
1.875% due 12/07/2012	3,364	3,403

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	137

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
0.170% due 02/27/2013	$10,000	$9,997
0.192% due 10/25/2012 - 10/26/2012	200,000	200,076
0.220% due 08/08/2013	40,000	39,964
0.240% due 08/09/2013 - 08/14/2013	120,250	120,169
0.280% due 08/15/2013	250,000	249,964
0.290% due 08/15/2013	67,500	67,500
1.000% due 03/27/2013	94,600	95,332
1.500% due 01/16/2013	8,105	8,187
1.750% due 12/14/2012 - 03/08/2013	107,895	109,192
3.375% due 02/27/2013	33,810	34,776
3.625% due 05/29/2013	7,175	7,455
4.875% due 12/14/2012	1,000	1,032
Freddie Mac
0.181% due 11/02/2012	441,600	441,744
0.187% due 05/16/2013	610,900	611,127
0.193% due 02/04/2013 - 06/03/2013	439,800	440,243
0.202% due 03/21/2013	123,750	123,860
0.625% due 12/28/2012	148,332	148,814
0.750% due 12/28/2012 - 03/28/2013	83,122	83,554
3.500% due 05/29/2013	29,760	30,886
4.500% due 01/15/2013	154,066	159,279

Total U.S. Government Agencies (Cost $5,051,802)		5,053,826

MORTGAGE-BACKED SECURITIES 0.2%
Arkle Master Issuer PLC
0.442% due 02/17/2013	64,000	64,188

Total Mortgage-Backed Securities (Cost $64,000)		64,188

ASSET-BACKED SECURITIES 0.1%
Fosse Master Issuer PLC
0.372% due 04/18/2012	42,750	42,761

Total Asset-Backed Securities (Cost $42,750)		42,761

SOVEREIGN ISSUES 1.2%
Export Development Canada
0.374% due 03/15/2013	30,000	29,994
Japan Bank for International Cooperation
4.375% due 11/26/2012	1,100	1,127
Province of Ontario Canada
0.943% due 05/22/2012	108,760	108,819
3.500% due 07/15/2013	3,045	3,165
4.950% due 06/01/2012	122,100	122,945
5.125% due 07/17/2012	91,780	93,053

Total Sovereign Issues (Cost $359,232)		359,103

SHORT-TERM INSTRUMENTS 64.3%

CERTIFICATES OF DEPOSIT 1.9%
Banco do Brasil S.A.
0.000% due 03/26/2013	45,610	45,139
Bank of Nova Scotia
0.757% due 07/27/2012	47,800	47,822
0.770% due 08/09/2012	159,800	159,903
Intesa Sanpaolo SpA
2.375% due 12/21/2012	13,000	12,793

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	$35,000	$34,168
Nordea Bank Finland PLC
0.669% due 07/05/2012	25,750	25,745
Rabobank Group
0.661% due 07/19/2012	271,300	271,319

		596,889

COMMERCIAL PAPER 2.9%
BP Capital Markets PLC
0.780% due 06/05/2012	78,600	78,584
0.830% due 02/22/2013	57,700	57,335
British Telecommunications PLC
0.650% due 06/07/2012	20,550	20,524
0.650% due 06/08/2012	1,150	1,149
0.650% due 06/18/2012	1,000	998
Daimler Finance North America LLC
1.130% due 03/15/2013	28,000	27,695
Devon Energy Corp.
0.428% due 05/31/2012	8,700	8,700
Kells Funding LLC
0.239% due 04/10/2012	4,700	4,700
0.340% due 04/12/2012	105,200	105,190
0.370% due 04/10/2012	150,000	149,988
0.370% due 04/11/2012	137,675	137,662
0.450% due 06/18/2012	9,700	9,695
0.610% due 04/17/2012	179,700	179,721
Reed Elsevier, Inc.
0.390% due 04/05/2012	4,300	4,300
0.390% due 04/11/2012	5,700	5,700
Straight-A Funding LLC
0.100% due 04/04/2012	5,000	5,000
0.110% due 04/16/2012	15,000	14,999
Vodafone Group PLC
0.960% due 05/02/2012	57,400	57,354
1.019% due 05/03/2012	23,150	23,130

		892,424

REPURCHASE AGREEMENTS 51.0%
Banc of America Securities LLC
0.050% due 04/02/2012	167,200	167,200

(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $152,072 and U.S. Treasury Notes 0.375% - 0.875% due 06/30/2013 - 11/30/2016 valued at $18,583. Repurchase proceeds are $167,201.)

0.100% due 04/02/2012	1,942,600	1,942,600
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.250% - 3.125% due 06/30/2013 - 05/15/2021 valued at $1,984,051. Repurchase proceeds are $1,942,616.)
0.170% due 04/03/2012	200,800	200,800
(Dated 04/02/2012. Collateralized by U.S. Treasury Notes 2.375% - 3.125% due 09/30/2013 - 02/28/2015 valued at $205,161. Repurchase proceeds are $200,804.)
Bank of Nova Scotia
0.100% due 04/02/2012	475,000	475,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $484,366. Repurchase proceeds are $475,004.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Capital, Inc.
0.000% due 03/21/2014	$15,194	$15,194
(Dated 03/23/2012. Collateralized by Aon PLC 7.375% due 12/14/2012 valued at $15,956. Repurchase proceeds are $15,194.)
0.030% due 04/02/2012	393,400	393,400
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $401,271. Repurchase proceeds are $393,401.)
0.080% due 04/02/2012	100,000	100,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 4.625% due 02/15/2040 valued at $100,402. Repurchase proceeds are $100,001.)
0.100% due 04/02/2012	976,000	976,000

(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $552,758 and U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $436,838. Repurchase proceeds are $976,008.)

0.150% due 04/02/2012	70,400	70,400
(Dated 03/30/2012. Collateralized by Ginnie Mae 4.000% - 4.500% due 05/20/2041 - 02/20/2042 valued at $72,810. Repurchase proceeds are $70,401.)
0.170% due 04/03/2012	911,500	911,500
(Dated 04/02/2012. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022 valued at $926,474. Repurchase proceeds are $911,513.)
0.170% due 04/12/2012	914,000	914,000

(Dated 03/06/2012. Collateralized by Fannie Mae 3.663% - 4.000% due 10/01/2031 - 01/01/2040 valued at $271,725 and Freddie Mac Gold Pool 3.500% - 5.000% due 06/01/2026 - 01/01/2042 valued at $414,652 and Freddie Mac Non Gold Pool 3.098% due 02/01/2041 valued at $128,649 and Ginnie Mae 5.000% due 06/20/2041 valued at $117,247. Repurchase proceeds are $914,117.)

0.180% due 04/03/2012	7,700	7,700
(Dated 04/02/2012. Collateralized by Fannie Mae 3.500% due 03/01/2042 valued at $7,962. Repurchase proceeds are $7,700.)
0.250% due 12/22/2013	1,027	1,027
(Dated 12/27/2011. Collateralized by Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $721 and UST LLC 6.625% due 07/15/2012 valued at $354. Repurchase proceeds are $1,028.)
0.260% due 04/30/2012	395,088	395,088

(Dated 03/30/2012. Collateralized by Bank of Montreal 1.950% due 01/30/2018 valued at $40,616 and Bank of Nova Scotia 1.250% - 2.150% due 07/26/2014 - 01/30/2017 valued at $244,769 and Canadian Imperial Bank of Commerce 2.600% due 07/02/2015 valued at $84,409 and Toronto-Dominion Bank 2.200% due 07/29/2015 valued at $41,549. Repurchase proceeds are $395,097.)

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.300% due 04/13/2012	$2,053	$2,053
(Dated 11/17/2011. Collateralized by Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $1,443 and UST LLC 6.625% due 07/15/2012 valued at $708. Repurchase proceeds are $2,055.)
0.310% due 01/19/2014	508	508
(Dated 01/20/2012. Collateralized by Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $360 and UST LLC 6.625% due 07/15/2012 valued at $176. Repurchase proceeds are $508.)
0.340% due 04/14/2012	11,428	11,428
(Dated 11/06/2009. Collateralized by Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $10,835. Repurchase proceeds are $11,523.)
0.370% due 06/28/2012	350	350
(Dated 06/28/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $353. Repurchase proceeds are $352.)
0.370% due 06/29/2012	760	760
(Dated 06/28/2010. Collateralized by Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $720. Repurchase proceeds are $765.)
0.380% due 04/30/2012	380	380
(Dated 03/22/2010. Collateralized by Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $360. Repurchase proceeds are $383.)
0.400% due 06/09/2012	760	760
(Dated 06/10/2010. Collateralized by Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $721. Repurchase proceeds are $766.)
0.400% due 08/26/2012	1,668	1,668
(Dated 08/27/2010. Collateralized by Time Warner Entertainment Co. LP 10.150% due 05/01/2012 valued at $1,082 and UST LLC 6.625% due 07/15/2012 valued at $531. Repurchase proceeds are $1,679.)
0.420% due 05/11/2012	5,825	5,825
(Dated 05/11/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $5,859. Repurchase proceeds are $5,872.)
BNP Paribas Securities Corp.
0.110% due 04/02/2012	528,900	528,900
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.750% - 6.250% due 11/15/2028 - 08/15/2041 valued at $533,693. Repurchase proceeds are $528,905.)
0.160% due 04/03/2012	129,200	129,200
(Dated 04/02/2012. Collateralized by U.S. Treasury Bonds 4.500% due 02/15/2036 valued at $130,112. Repurchase proceeds are $129,202.)
0.180% due 04/10/2012	375,000	375,000
(Dated 03/27/2012. Collateralized by Fannie Mae 3.500% - 5.000% due 12/25/2030 - 11/01/2041 valued at $404,962. Repurchase proceeds are $375,011.)
0.180% due 05/04/2012	210,000	210,000
(Dated 03/05/2012. Collateralized by Freddie Mac Gold Pool 4.000% - 4.500% due 08/01/2026 - 10/01/2041 valued at $214,885. Repurchase proceeds are $210,029.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.190% due 05/07/2012	$200,000	$200,000
(Dated 03/06/2012. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $174,816 and Freddie Mac Gold Pool 4.500% due 12/01/2040 valued at $25,640. Repurchase proceeds are $200,029.)
0.200% due 04/02/2012	14,200	14,200
(Dated 03/30/2012. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $14,714. Repurchase proceeds are $14,200.)
0.250% due 04/03/2012	96,960	96,960
(Dated 03/08/2012. Collateralized by Citigroup, Inc. 2.125% due 04/30/2012 valued at $101,035. Repurchase proceeds are $96,976.)
Citigroup Global Markets, Inc.
0.080% due 04/02/2012	419,500	419,500
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.375% - 1.250% due 07/31/2013 - 10/31/2015 valued at $427,691. Repurchase proceeds are $419,503.)
0.130% due 04/02/2012	24,800	24,800
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.250% due 01/31/2015 valued at $25,310. Repurchase proceeds are $24,800.)
0.150% due 04/02/2012	5,800	5,800
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 0.200% due 04/30/2013 valued at $5,920. Repurchase proceeds are $5,800.)
0.170% due 04/03/2012	19,600	19,600
(Dated 04/02/2012. Collateralized by U.S. Treasury Notes 2.250% due 01/31/2015 valued at $20,005. Repurchase proceeds are $19,600.)
Credit Suisse Securities (USA) LLC
0.020% due 04/02/2012	500,000	500,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $510,778. Repurchase proceeds are $500,001.)
0.100% due 04/02/2012	2,129,600	2,129,600
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.250% - 1.875% due 12/31/2013 - 10/31/2017 valued at $2,176,550. Repurchase proceeds are $2,129,618.)
Deutsche Bank Securities, Inc.
0.050% due 04/02/2012	856,400	856,400

(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.875% due 08/15/2040 valued at $150,795 and U.S. Treasury Notes 1.125% - 1.375% due 12/15/2012 - 11/30/2015 valued at $719,971. Repurchase proceeds are $856,404.)

Goldman Sachs Group, Inc. (The)
0.160% due 04/02/2012	800,000	800,000

(Dated 02/29/2012. Collateralized by Fannie Mae 3.500% - 4.000% due 09/01/2025 - 11/01/2041 valued at $745,698 and Freddie Mac Gold Pool 5.000% due 04/01/2038 valued at $58,463. Repurchase proceeds are $800,117.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.160% due 04/05/2012	$500,000	$500,000
(Dated 03/05/2012. Collateralized by Fannie Mae 3.500% - 5.000% due 09/01/2024 - 02/01/2038 valued at $506,478. Repurchase proceeds are $500,062.)
0.170% due 04/02/2012	17,500	17,500
(Dated 03/30/2012. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $18,113. Repurchase proceeds are $17,500.)
0.170% due 04/12/2012	175,000	175,000
(Dated 03/06/2012. Collateralized by Fannie Mae 4.500% - 5.500% due 08/01/2024 - 01/01/2039 valued at $175,035. Repurchase proceeds are $175,022.)
0.170% due 04/13/2012	200,000	200,000
(Dated 03/06/2012. Collateralized by Fannie Mae 5.000% due 08/01/2040 valued at $86,630 and Freddie Mac Gold Pool 4.500% due 02/01/2041 valued at $117,081. Repurchase proceeds are $200,026.)
JPMorgan Securities, Inc.
0.100% due 04/02/2012	152,400	152,400
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.125% due 11/30/2014 valued at $155,497. Repurchase proceeds are $152,401.)
0.150% due 04/02/2012	120,600	120,600
(Dated 03/30/2012. Collateralized by Fannie Mae 0.880% - 1.000% due 12/05/2014 - 01/20/2015 valued at $123,470. Repurchase proceeds are $120,602.)
Morgan Stanley & Co., Inc.
0.120% due 04/02/2012	235,000	235,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $238,761. Repurchase proceeds are $235,002.)
RBC Capital Markets LLC
0.100% due 04/02/2012	631,300	631,300
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.000% - 2.125% due 09/30/2016 -11/15/2021 valued at $641,421. Repurchase proceeds are $631,305.)
0.110% due 04/02/2012	400,000	400,000
(Dated 03/28/2012. Collateralized by Ginnie Mae 3.500% - 4.500% due 10/20/2041 - 01/20/2042 valued at $413,950. Repurchase proceeds are $400,006.)
RBS Securities, Inc.
0.110% due 04/02/2012	28,900	28,900
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $28,968. Repurchase proceeds are $28,900.)
0.120% due 04/02/2012	50,000	50,000
(Dated 03/30/2012. Collateralized by Fannie Mae 4.125% due 04/15/2014 valued at $51,052. Repurchase proceeds are $50,001.)
0.130% due 04/02/2012	10,400	10,400
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $10,601. Repurchase proceeds are $10,400.)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	139

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 04/02/2012	$2,420	$2,420
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $2,471. Repurchase proceeds are $2,420.)
TD Securities (USA) LLC
0.110% due 04/02/2012	60,900	60,900
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 - 05/31/2016 valued at $62,364. Repurchase proceeds are $60,901.)
UBS Securities LLC
0.100% due 04/02/2012	36,300	36,300
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.625% - 2.375% due 07/15/2014 - 08/31/2014 valued at $37,042. Repurchase proceeds are $36,300.)
0.110% due 04/02/2012	150,000	150,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 4.250% due 11/15/2040 valued at $95,177 and U.S. Treasury Notes 2.625% due 06/30/2014 valued at $56,112. Repurchase proceeds are $150,001.)

		15,674,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 8.5%
Federal Farm Credit Bank
0.140% due 01/28/2013	$42,900	$42,881
0.150% due 02/06/2013 -02/15/2013	71,925	71,895
Federal Home Loan Bank
0.125% due 12/03/2012 -03/21/2013	143,555	143,450
0.150% due 02/06/2013	409,250	409,085
0.160% due 01/24/2013	303,050	302,959
0.170% due 01/17/2013	323,645	323,570
0.180% due 12/27/2012 -02/28/2013	258,250	258,200
0.190% due 01/14/2013 -02/27/2013	817,860	817,788
0.200% due 10/30/2012 -03/01/2013	217,900	217,914
0.210% due 01/04/2013	1,800	1,800
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	15,100	15,108

		2,604,650

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
0.138% due 09/20/2012	$4,800	$4,797

Total Short-Term Instruments (Cost $19,771,526)		19,773,081

Total Investments 104.9% (Cost $32,264,312)		$32,268,485

Other Assets and Liabilities (Net) (4.9%)		(1,517,846)

Net Assets 100.0%		$30,750,639

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
ANZ National International Ltd.	0.723%	09/28/2012	05/12/2011 - 12/12/2011	$6,007	$6,011	0.02%

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$6,893,105	$30,831	$6,923,936
Industrials	0	29,764	0	29,764
Municipal Bonds & Notes
New York	0	21,826	0	21,826
U.S. Government Agencies	0	5,053,826	0	5,053,826
Mortgage-Backed Securities	0	64,188	0	64,188
Asset-Backed Securities	0	42,761	0	42,761

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Sovereign Issues	$0	$329,109	$29,994	$359,103
Short-Term Instruments
Certificates of Deposit	0	596,889	0	596,889
Commercial Paper	0	892,424	0	892,424
Repurchase Agreements	0	15,674,321	0	15,674,321
Short-Term Notes	0	2,604,650	0	2,604,650
U.S. Treasury Bills	0	4,797	0	4,797
	$0	$32,207,660	$60,825	$32,268,485

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,010	$30,800	$0	$(26)	$0	$48	$0	$(3,001)	$30,831	$32
Sovereign Issues	0	30,019	0	(1)	0	(24)	0	0	29,994	(25)

Totals	$3,010	$60,819	$0	$(27)	$0	$24	$0	$(3,001)	$60,825	$7

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	141

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 18.5%

BANKING & FINANCE 18.5%
Ally Financial, Inc.
0.474% due 12/19/2012	$300	$301
2.200% due 12/19/2012	2,520	2,557
American Express Bank FSB
0.371% due 05/29/2012	1,190	1,190
0.392% due 06/12/2012	800	800
ANZ National International Ltd.
3.250% due 04/02/2012	2,600	2,600
Australia & New Zealand Banking Group Ltd.
0.754% due 06/18/2012	3,000	3,001
Banco Bilbao Vizcaya Argentaria Puerto Rico
0.491% due 05/25/2012	1,300	1,300
Bank of America Corp.
0.854% due 06/22/2012	10,000	10,016
4.875% due 09/15/2012	16,055	16,273
5.375% due 09/11/2012	2,000	2,030
Bank of Nova Scotia
1.000% due 09/16/2013	7,500	7,492
1.450% due 07/26/2014	31,500	31,867
Barclays Bank PLC
0.837% due 04/10/2012	1,000	1,000
0.910% due 04/10/2012	71,400	71,402
BNZ International Funding Ltd.
2.625% due 06/05/2012	28,000	28,091
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	20,300	20,548
Cie de Financement Foncier
1.625% due 07/23/2012	5,000	5,007
Citigroup, Inc.
5.300% due 10/17/2012	3,440	3,509
5.500% due 08/27/2012	1,000	1,018
Commonwealth Bank of Australia
0.707% due 02/26/2013	2,500	2,503
Countrywide Financial Corp.
0.967% due 05/07/2012	9,850	9,854
5.800% due 06/07/2012	27,042	27,257
DanFin Funding Ltd.
1.267% due 07/16/2013	5,500	5,555
Danske Bank A/S
2.500% due 05/10/2012	7,700	7,713
General Electric Capital Corp.
0.474% due 12/21/2012	3,600	3,606
0.658% due 06/01/2012	400	400
0.725% due 12/07/2012	1,000	1,004
2.000% due 09/28/2012	17,000	17,153
2.125% due 12/21/2012	2,690	2,727
2.625% due 12/28/2012	2,000	2,036
Goldman Sachs Group, Inc.
5.450% due 11/01/2012	2,225	2,276
HSBC Finance Corp.
0.824% due 09/14/2012	6,225	6,222
0.831% due 04/24/2012	7,784	7,785
0.912% due 07/19/2012	11,346	11,347
5.900% due 06/19/2012	10,165	10,275
6.375% due 11/27/2012	5,200	5,373
7.000% due 05/15/2012	12,930	13,024
Huntington National Bank
0.888% due 06/01/2012	300	300
JPMorgan Chase & Co.
0.704% due 06/15/2012	36,345	36,390
0.854% due 06/22/2012	1,600	1,603
2.125% due 12/26/2012	8,375	8,495
Kreditanstalt fuer Wiederaufbau
2.250% due 04/16/2012	900	901

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Landesbank Baden-Wuerttemberg
0.694% due 06/22/2012	$20,000	$19,995
LeasePlan Corp. NV
3.000% due 05/07/2012	4,500	4,511
Macquarie Bank Ltd.
0.867% due 07/17/2012	3,400	3,399
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012	10,043	10,041
0.983% due 05/29/2012	400	398
6.050% due 08/15/2012	5,940	6,044
Morgan Stanley
0.510% due 04/19/2012	4,200	4,200
5.750% due 08/31/2012	2,000	2,040
Nationwide Building Society
0.675% due 05/17/2012	49,260	49,260
Pricoa Global Funding
0.604% due 06/26/2012	4,000	3,993
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012	8,900	8,916
Stadshypotek AB
1.020% due 09/30/2013	1,600	1,599
Suncorp-Metway Ltd.
2.067% due 07/16/2012	1,650	1,657
Swedbank AB
1.022% due 01/14/2013	2,000	2,001
2.750% due 04/03/2012	81,000	81,000
U.S. Central Federal Credit Union
1.900% due 10/19/2012	9,200	9,286
Wachovia Corp.
0.691% due 04/23/2012	7,000	7,002
Western Corporate Federal Credit Union
1.750% due 11/02/2012	49,100	49,545
Westpac Banking Corp.
0.664% due 12/14/2012	28,750	28,778
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	1,050	1,053

		688,519

INDUSTRIALS 0.0%
Teva Pharmaceutical Finance LLC
1.500% due 06/15/2012	794	795

Total Corporate Bonds & Notes (Cost $689,172)		689,314

MUNICIPAL BONDS & NOTES 0.0%

NEW YORK 0.0%
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	1,575	1,577

Total Municipal Bonds & Notes (Cost $1,575)		1,577

U.S. GOVERNMENT AGENCIES 17.0%
Fannie Mae
0.262% due 08/23/2012	47,750	47,777
0.272% due 09/17/2012 - 10/18/2012	245,140	245,330
0.330% due 11/23/2012	1,000	1,001
0.375% due 12/28/2012	16,656	16,688
3.625% due 02/12/2013	30,000	30,878
Federal Farm Credit Bank
0.236% due 07/29/2013	5,000	5,003
0.272% due 07/22/2013	2,000	2,003
Federal Home Loan Bank
0.180% due 12/28/2012	21,000	20,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.290% due 08/15/2013	$6,000	$6,000
Freddie Mac
0.181% due 11/02/2012	160,000	160,052
0.187% due 05/16/2013	50,100	50,119
0.193% due 05/06/2013 - 06/03/2013	30,260	30,295
0.625% due 12/28/2012	1,860	1,866
4.125% due 12/21/2012	5,699	5,859
4.500% due 01/15/2013	10,786	11,151

Total U.S. Government Agencies (Cost $634,871)		635,021

MORTGAGE-BACKED SECURITIES 0.3%
Arkle Master Issuer PLC
0.442% due 02/17/2013	10,100	10,130

Total Mortgage-Backed Securities (Cost $10,100)		10,130

ASSET-BACKED SECURITIES 0.1%
Fosse Master Issuer PLC
0.372% due 04/18/2012	4,000	4,001

Total Asset-Backed Securities (Cost $4,000)		4,001

SOVEREIGN ISSUES 0.6%
Export Development Canada
0.374% due 03/15/2013	4,000	3,999
0.595% due 06/07/2012	6,000	6,000
Province of Ontario Canada
0.943% due 05/22/2012	9,000	9,005
1.875% due 11/19/2012	2,300	2,321
4.950% due 06/01/2012	3,000	3,020

Total Sovereign Issues (Cost $24,355)		24,345

SHORT-TERM INSTRUMENTS 64.0%

CERTIFICATES OF DEPOSIT 0.6%
Bank of Nova Scotia
0.757% due 07/27/2012	3,750	3,752
0.770% due 08/09/2012	9,500	9,506
Intesa Sanpaolo SpA
2.375% due 12/21/2012	1,500	1,476
Nordea Bank Finland PLC
0.669% due 07/05/2012	2,400	2,400
Rabobank Group
0.661% due 07/19/2012	6,500	6,500

		23,634

COMMERCIAL PAPER 3.8%
BP Capital Markets PLC
0.428% due 06/05/2012	4,600	4,599
0.780% due 06/05/2012	12,900	12,897
British Telecommunications PLC
0.650% due 06/08/2012	2,850	2,849
Daimler Finance North America LLC
1.130% due 03/15/2013	3,125	3,091
Kells Funding LLC
0.117% due 05/11/2012	14,200	14,198
0.370% due 04/10/2012	2,500	2,500
0.370% due 04/11/2012	40,175	40,171
0.450% due 06/18/2012	23,700	23,687
0.610% due 04/17/2012	13,500	13,502
Straight-A Funding LLC
0.180% due 05/01/2012	3,500	3,500

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.180% due 05/17/2012	$2,900	$2,899
0.180% due 05/29/2012	4,100	4,099
0.190% due 04/27/2012	5,800	5,799
Vodafone Group PLC
0.960% due 05/02/2012	2,000	1,998
1.019% due 05/03/2012	2,000	1,998
VW Credit, Inc.
0.460% due 04/12/2012	3,400	3,400

		141,187

REPURCHASE AGREEMENTS 42.6%
Bank of Nova Scotia
0.100% due 04/02/2012	100,000	100,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $102,074. Repurchase proceeds are $100,001.)
Barclays Capital, Inc.
0.100% due 04/02/2012	226,200	226,200

(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 4.625% due 02/15/2040 valued at $30,122 and U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $200,158. Repurchase proceeds are $226,202.)

0.150% due 04/02/2012	47,500	47,500
(Dated 03/30/2012. Collateralized by Ginnie Mae 4.500% due 05/20/2041 valued at $49,130. Repurchase proceeds are $47,501.)
0.170% due 04/12/2012	50,000	50,000
(Dated 03/06/2012. Collateralized by Fannie Mae 3.500% due 02/01/2032 valued at $51,342. Repurchase proceeds are $50,006.)
0.260% due 04/23/2012	35,698	35,698
(Dated 03/21/2012. Collateralized by Bank of Nova Scotia 1.950% due 01/30/2017 valued at $37,570. Repurchase proceeds are $35,701.)
0.260% due 04/30/2012	98,772	98,772

(Dated 03/30/2012. Collateralized by Bank of Montreal 1.950% due 01/30/2018 valued at $10,154 and Bank of Nova Scotia 1.250% - 2.150% due 07/26/2014 - 01/30/2017 valued at $61,192 and Canadian Imperial Bank of Commerce 2.600% due 07/02/2015 valued at $21,102 and Toronto-Dominion Bank 2.200% due 07/29/2015 valued at $10,387. Repurchase proceeds are $98,774.)

BNP Paribas Securities Corp.
0.180% due 04/10/2012	95,000	95,000
(Dated 03/27/2012. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $98,551. Repurchase proceeds are $95,003.)
0.180% due 05/04/2012	20,000	20,000
(Dated 03/05/2012. Collateralized by Freddie Mac 4.500% due 01/01/2041 valued at $20,291. Repurchase proceeds are $20,003.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Global Markets, Inc.
0.050% due 04/02/2012	$40,000	$40,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Bills 0.183% due 06/28/2012 valued at $40,813. Repurchase proceeds are $40,000.)
0.080% due 04/02/2012	11,100	11,100
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.375% due 07/31/2013 valued at $11,323. Repurchase proceeds are $11,100.)
0.150% due 04/02/2012	5,500	5,500
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 0.200% due 04/30/2013 valued at $5,615. Repurchase proceeds are $5,500.)
Goldman Sachs Group, Inc. (The)
0.160% due 04/02/2012	50,000	50,000
(Dated 02/29/2012. Collateralized by Fannie Mae 4.500% due 05/01/2040 valued at $49,890. Repurchase proceeds are $50,007.)
0.160% due 04/05/2012	50,000	50,000
(Dated 03/05/2012. Collateralized by Fannie Mae 4.000% - 4.500% due 09/01/2024 - 08/01/2039 valued at $49,500. Repurchase proceeds are $50,006.)
0.170% due 04/02/2012	17,400	17,400
(Dated 03/30/2012. Collateralized by Fannie Mae 6.000% due 06/01/2040 valued at $18,010. Repurchase proceeds are $17,400.)
0.170% due 04/12/2012	35,000	35,000
(Dated 03/06/2012. Collateralized by Fannie Mae 4.500% due 08/01/2024 valued at $34,952. Repurchase proceeds are $35,004.)
0.170% due 04/13/2012	25,000	25,000
(Dated 03/06/2012. Collateralized by Fannie Mae 5.000% due 08/01/2040 valued at $25,477. Repurchase proceeds are $25,003.)
JPMorgan Securities, Inc.
0.100% due 04/02/2012	155,000	155,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.250% - 2.125% due 11/30/2014 - 10/31/2015 valued at $158,133. Repurchase proceeds are $155,001.)
0.150% due 04/02/2012	86,800	86,800
(Dated 03/30/2012. Collateralized by Fannie Mae 0.880% due 01/20/2015 valued at $88,581. Repurchase proceeds are $86,801.)
Morgan Stanley & Co., Inc.
0.120% due 04/02/2012	137,000	137,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $139,193. Repurchase proceeds are $137,001.)
RBS Securities, Inc.
0.110% due 04/02/2012	50,000	50,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $50,117. Repurchase proceeds are $50,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.120% due 04/02/2012	$50,000	$50,000
(Dated 03/30/2012. Collateralized by Fannie Mae 4.125% due 04/15/2014 valued at $51,052. Repurchase proceeds are $50,001.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	3,488	3,488
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $3,560. Repurchase proceeds are $3,488.)
TD Securities (USA) LLC
0.110% due 04/02/2012	50,000	50,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 valued at $51,161. Repurchase proceeds are $50,000.)
UBS Securities LLC
0.110% due 04/02/2012	150,000	150,000

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $153,194. Repurchase proceeds are $150,001.)
		1,589,458

SHORT-TERM NOTES 17.0%
Fannie Mae
0.183% due 10/01/2012	15,900	15,892
Federal Farm Credit Bank
0.140% due 01/28/2013	15,000	14,993
Federal Home Loan Bank
0.150% due 02/06/2013	82,500	82,467
0.160% due 01/24/2013 - 02/08/2013	95,850	95,822
0.170% due 02/06/2013	58,000	57,986
0.180% due 12/28/2012 - 02/28/2013	139,500	139,485
0.190% due 11/23/2012	57,800	57,806
0.200% due 10/30/2012	35,000	35,007
Freddie Mac
0.142% due 09/04/2012 - 01/09/2013	52,567	52,517
0.183% due 10/01/2012 - 01/07/2013	79,900	79,833
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	1,300	1,301

		633,109

U.S. TREASURY BILLS 0.0%
0.138% due 09/20/2012	260	260

Total Short-Term Instruments (Cost $2,387,561)		2,387,648

Total Investments 100.5% (Cost $3,751,634)		$3,752,036

Other Assets and Liabilities (Net) (0.5%)		(18,921)

Net Assets 100.0%		$3,733,115

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	143

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

March 31, 2012

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$686,016	$2,503	$688,519
Industrials	0	795	0	795
Municipal Bonds & Notes
New York	0	1,577	0	1,577
U.S. Government Agencies	0	635,021	0	635,021
Mortgage-Backed Securities	0	10,130	0	10,130
Asset-Backed Securities	0	4,001	0	4,001

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Sovereign Issues	$0	$20,346	$3,999	$24,345
Short-Term Instruments
Certificates of Deposit	0	23,634	0	23,634
Commercial Paper	0	141,187	0	141,187
Repurchase Agreements	0	1,589,458	0	1,589,458
Short-Term Notes	0	633,109	0	633,109
U.S. Treasury Bills	0	260	0	260
	$0	$3,745,534	$6,502	$3,752,036

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,500	$0	$0	$0	$3	$0	$0	$2,503	$3
Sovereign Issues	0	4,002	0	0	0	(3)	0	0	3,999	(3)

Totals	$0	$6,502	$0	$0	$0	$0	$0	$0	$6,502	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 5.1%

BANKING & FINANCE 5.0%
ANZ National International Ltd.
3.250% due 04/02/2012	$1,840	$1,840
Banco Santander Chile
1.811% due 04/20/2012	550	550
Bank of Nova Scotia
1.000% due 09/16/2013	1,150	1,149
1.450% due 07/26/2014	8,500	8,599
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	9,000	9,110
Commonwealth Bank of Australia
2.500% due 12/10/2012	3,650	3,694
Danske Bank A/S
2.500% due 05/10/2012	3,215	3,220
FIH Erhvervsbank A/S
0.844% due 06/13/2013	3,000	3,001
HSBC Finance Corp.
0.912% due 07/19/2012	3,000	3,000
5.900% due 06/19/2012	1,398	1,413
LeasePlan Corp. NV
3.000% due 05/07/2012	1,000	1,003
Pricoa Global Funding
0.604% due 06/26/2012	600	599
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012	2,180	2,184
Stadshypotek AB
1.020% due 09/30/2013	1,000	999
Suncorp-Metway Ltd.
2.067% due 07/16/2012	890	894
Swedbank AB
1.022% due 01/14/2013	1,000	1,001
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	250	251

		42,507

INDUSTRIALS 0.1%
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/01/2013	1,000	1,038

Total Corporate Bonds & Notes (Cost $43,574)		43,545

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
0.330% due 11/23/2012	100	100
0.750% due 02/26/2013	30,000	30,147
3.625% due 02/12/2013	5,026	5,173
Freddie Mac
1.375% due 01/09/2013	4,662	4,705

Total U.S. Government Agencies (Cost $40,107)		40,125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%
Export Development Canada
0.374% due 03/15/2013	$200	$200
Province of Ontario Canada
3.500% due 07/15/2013	2,500	2,598

Total Sovereign Issues (Cost $2,799)		2,798

SHORT-TERM INSTRUMENTS 55.8%

CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 03/26/2013	1,510	1,495
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	1,000	976

		2,471

COMMERCIAL PAPER 1.6%
British Telecommunications PLC
0.650% due 06/08/2012	1,000	1,000
Daimler Finance North America LLC
1.130% due 03/15/2013	1,000	989
Kells Funding LLC
0.117% due 05/11/2012	10,800	10,799
0.450% due 06/18/2012	1,000	999

		13,787

REPURCHASE AGREEMENTS 46.5%
Banc of America Securities LLC
0.100% due 04/02/2012	55,600	55,600
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.250% - 3.125% due 09/30/2013 - 05/15/2021 valued at $56,871. Repurchase proceeds are $55,600.)
0.140% due 04/02/2012	25,000	25,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.125% due 08/15/2021 valued at $25,446. Repurchase proceeds are $25,000.)
Barclays Capital, Inc.
0.100% due 04/02/2012	8,100	8,100
(Dated 03/30/2012. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $8,260. Repurchase proceeds are $8,100.)
0.150% due 04/02/2012	47,500	47,500
(Dated 03/30/2012. Collateralized by Ginnie Mae 4.500% due 05/20/2041 valued at $49,130. Repurchase proceeds are $47,501.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.260% due 04/23/2012		$17,366	$17,366
(Dated 03/21/2012. Collateralized by Bank of Nova Scotia 1.950% due 01/30/2017 valued at $18,277. Repurchase proceeds are $17,368.)
Credit Suisse Securities (USA) LLC
0.100% due 04/02/2012		188,700	188,700
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.250% - 1.500% due 12/31/2013 - 10/31/2015 valued at $192,948. Repurchase proceeds are $188,702.)
RBS Securities, Inc.
0.110% due 04/02/2012		5,600	5,600
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $5,614. Repurchase proceeds are $5,600.)
0.120% due 04/02/2012		50,000	50,000
(Dated 03/30/2012. Collateralized by Fannie Mae 4.125% due 04/15/2014 valued at $51,052. Repurchase proceeds are $50,001.)
State Street Bank and Trust Co.
0.010% due 04/02/2012		570	570
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $582. Repurchase proceeds are $570.)

			398,436

SHORT-TERM NOTES 5.4%
Federal Home Loan Bank
0.125% due 03/05/2013		41,000	40,969
0.160% due 02/08/2013		5,000	4,996

			45,965

MEXICO TREASURY BILLS 1.7%
4.461% due 06/28/2012 (a)	MXN	192,000	14,842

U.S. TREASURY BILLS 0.3%
0.192% due 03/07/2013		$3,100	3,095

Total Short-Term Instruments (Cost $478,666)			478,596

Total Investments 65.9% (Cost $565,146)			$565,064

Other Assets and Liabilities (Net) 34.1%			291,914

Net Assets 100.0%			$856,978

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	192,000	06/2012	BRC	$139	$0	$139

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	145

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$42,507	$0	$42,507
Industrials	0	1,038	0	1,038
U.S. Government Agencies	0	40,125	0	40,125
Sovereign Issues	0	2,598	200	2,798
Short-Term Instruments
Certificates of Deposit	0	2,471	0	2,471
Commercial Paper	0	13,787	0	13,787
Repurchase Agreements	0	398,436	0	398,436
Short-Term Notes	0	45,965	0	45,965

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Mexico Treasury Bills	$0	$14,842	$0	14,842
U.S. Treasury Bills	0	3,095	0	3,095
	$0	$564,864	$200	$565,064

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$139	$0	$139

Totals	$0	$565,003	$200	$565,203

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/12/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
Sovereign Issues	$0	$200	$0	$0	$0	$0	$0	$0	$200	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(d)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$139	$0	$139

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$139	$0	$139

(1)	See note 5 in the Notes to Financial Statements for additional information.

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(e) Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BRC	$139	$0	$139

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	147

Schedule of Investments PIMCO U.S. Government Sector Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.3%

BANKING & FINANCE 4.3%
Bank of America Corp.
1.973% due 01/30/2014	$24,000	$23,576
Citigroup, Inc.
2.027% due 01/13/2014	24,000	23,870
Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012	100,000	100,184
3.500% due 03/10/2014	200	211
Morgan Stanley
2.161% due 01/24/2014	24,000	23,362
U.S. Trade Funding Corp.
4.260% due 11/15/2014	3,428	3,574

		174,777

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	400	431

Total Corporate Bonds & Notes (Cost $176,511)		175,208

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	2,020	2,154

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,115	2,009

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,227

Total Municipal Bonds & Notes (Cost $5,084)		5,390

U.S. GOVERNMENT AGENCIES 22.0%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	39,354
Fannie Mae
0.294% due 12/25/2036	1,321	1,264
0.362% due 03/25/2034	1,238	1,232
0.372% due 03/25/2036	990	925
0.462% due 07/25/2032	694	680
0.482% due 06/25/2033	761	726
0.502% due 06/25/2032	2	2
0.562% due 03/25/2032	494	465
0.582% due 11/25/2032	5	4
0.592% due 05/25/2042	529	530
0.700% due 08/25/2021 - 03/25/2022	66	66
0.850% due 08/25/2022	20	20
0.950% due 04/25/2022	33	34
1.125% due 04/27/2017	100,000	99,451
1.142% due 04/25/2032	545	555
1.382% due 02/01/2041 - 10/01/2044	9,467	9,625
1.582% due 11/01/2030	1	1
1.625% due 10/26/2015 (f)(g)	40,270	41,514
1.970% due 02/01/2026	11	11
1.987% due 06/01/2021	1,174	1,236
2.111% due 11/01/2035	476	496

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.115% due 03/01/2035	$1,691	$1,778
2.125% due 12/01/2032	6	6
2.129% due 11/01/2035	755	782
2.250% due 03/15/2016 - 09/01/2022	54,304	56,856
2.251% due 10/01/2032	34	35
2.261% due 07/01/2018	312	316
2.270% due 09/01/2028	25	25
2.284% due 05/01/2025	11	11
2.294% due 12/01/2022	32	34
2.302% due 09/01/2033	3	3
2.307% due 09/01/2031	63	67
2.364% due 06/01/2032	2	2
2.390% due 12/01/2029	9	9
2.395% due 12/01/2029	24	24
2.400% due 12/01/2031	5	5
2.449% due 12/01/2029	7	8
2.471% due 11/01/2020	21	22
2.473% due 08/01/2036	377	404
2.500% due 05/01/2022	10	11
2.509% due 01/01/2036	4,058	4,339
2.525% due 05/01/2032	3	3
2.605% due 01/01/2029	9	9
2.612% due 12/01/2035	270	288
2.696% due 03/01/2018	14	15
2.722% due 10/01/2025	32	34
2.848% due 03/01/2026	17	18
3.000% due 09/01/2017 - 01/01/2018	24	25
3.722% due 08/01/2028	12	12
4.000% due 03/01/2029 - 01/01/2042	26,781	28,215
4.500% due 04/25/2017 - 10/01/2041	4,616	4,921
4.625% due 05/01/2013	11,757	12,275
4.650% due 08/01/2014	15	15
5.178% due 09/01/2026	441	445
5.250% due 08/01/2012	50,000	50,800
5.394% due 06/01/2025	17	17
5.500% due 06/01/2036 - 11/01/2036	2,120	2,318
5.650% due 11/01/2014	7	7
6.000% due 06/01/2037	562	620
Financing Corp.
0.000% due 06/06/2013	70	70
Freddie Mac
0.000% due 12/11/2025	9,084	5,621
0.482% due 07/25/2031	328	323
0.592% due 12/15/2030	220	220
0.742% due 06/15/2030 - 12/15/2032	342	344
0.792% due 06/15/2031	144	145
0.950% due 02/15/2027	15	15
1.355% due 10/25/2044	4,496	4,498
1.369% due 02/25/2045	1,409	1,346
1.562% due 07/25/2044	2,935	2,986
1.750% due 09/10/2015	28,000	28,954
2.183% due 02/01/2024	38	40
2.221% due 07/01/2020	105	109
2.350% due 02/01/2032	6	7
2.354% due 12/01/2031	4	5
2.355% due 09/01/2031 - 02/01/2032	16	16
2.356% due 08/01/2031	2	2
2.375% due 12/01/2031	57	60
2.390% due 04/01/2027	11	11
2.401% due 01/01/2032	33	35
2.431% due 03/01/2025	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.448% due 08/01/2019	$31	$32
2.458% due 05/01/2032	18	18
2.474% due 06/01/2035	7,556	8,004
2.498% due 10/01/2031	6	6
2.604% due 07/01/2029	16	17
2.709% due 03/01/2035	354	358
2.861% due 02/01/2035	2,798	2,982
3.006% due 02/01/2018	20	21
3.582% due 08/01/2020	23	24
4.113% due 02/01/2025	9	9
4.125% due 09/27/2013	50,000	52,838
4.250% due 05/22/2013	20	21
4.500% due 04/02/2014 - 09/15/2035	65,280	70,550
5.000% due 01/30/2014 - 01/15/2034	40,545	44,347
5.400% due 03/17/2021	500	585
5.500% due 08/15/2030 - 10/01/2039	1,183	1,289
6.500% due 10/25/2043	1,292	1,457
Ginnie Mae
1.625% due 10/20/2023 - 08/20/2026	770	796
2.000% due 10/20/2024	39	40
2.250% due 02/20/2030	1,321	1,366
2.375% due 04/20/2023 - 04/20/2032	1,119	1,158
5.000% due 05/20/2034	31,418	35,637
8.500% due 03/20/2025	48	55
Israel Government AID Bond
0.000% due 11/01/2024	133,000	86,476
5.500% due 09/18/2023	61,330	76,927
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	9,785
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	468	472
1.000% due 03/25/2025 - 07/25/2025	460	466
1.100% due 01/25/2019 - 11/25/2024	483	489
4.500% due 03/01/2023	629	682
4.760% due 09/01/2025	17,670	19,602
4.770% due 04/01/2024	5,262	5,752
4.875% due 09/10/2013	519	540
4.930% due 01/01/2024	3,896	4,318
5.136% due 08/10/2013	3,083	3,216
5.240% due 08/01/2023	2,518	2,801
7.060% due 11/01/2019	408	452
7.220% due 11/01/2020	514	574
Tennessee Valley Authority
5.500% due 06/15/2038	35,000	43,152
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,255
5.190% due 08/01/2016	5,000	5,332

Total U.S. Government Agencies (Cost $836,846)		894,674

U.S. TREASURY OBLIGATIONS 85.0%
U.S. Treasury Bonds
6.250% due 08/15/2023 (f)(g)	235,000	325,291
8.000% due 11/15/2021 (f)(g)	44,700	67,867
8.125% due 05/15/2021	100,000	151,273
U.S. Treasury Notes
0.875% due 02/28/2017 (e)	808,000	802,256
1.375% due 02/28/2019	134,600	132,655

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 11/15/2021	$383,000	$376,926
2.125% due 08/15/2021	276,600	276,297
2.625% due 11/15/2020	130,000	136,663
3.000% due 02/28/2017 (d)(e)(f)(g)	445,567	487,583
3.125% due 05/15/2021	12,000	13,058
3.625% due 08/15/2019 (f)	129,151	146,526
3.625% due 02/15/2021 (f)(g)	474,000	536,435
U.S. Treasury Strips
0.000% due 11/15/2027	5,700	3,498
0.000% due 08/15/2028	7,600	4,532
0.000% due 11/15/2028	3,800	2,245

Total U.S. Treasury Obligations (Cost $3,474,656)		3,463,105

MORTGAGE-BACKED SECURITIES 5.2%
Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 04/25/2033	331	317
2.679% due 04/25/2033	24	24
2.702% due 11/25/2034	2,970	2,765
2.851% due 01/25/2034	668	675
2.888% due 02/25/2033	79	69
5.294% due 04/25/2033	227	227
Bear Stearns Alt-A Trust
0.402% due 02/25/2034	4,026	3,287
2.783% due 11/25/2036	24,526	13,591
2.873% due 11/25/2036	32,923	18,043
CBA Commercial Small Balance Commercial Mortgage
0.522% due 12/25/2036	2,703	2,021
CC Mortgage Funding Corp.
0.372% due 05/25/2048	5,598	2,476
0.492% due 08/25/2035	1,272	906
Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035	2,437	2,268
Countrywide Alternative Loan Trust
0.402% due 02/25/2047	1,201	748
0.422% due 02/20/2047	10,797	5,355
0.422% due 05/25/2047	7,613	4,542
0.442% due 05/25/2036	746	421
0.452% due 05/25/2035	1,545	929
0.452% due 03/20/2046	8,257	4,405
0.522% due 12/25/2035	529	356
1.159% due 02/25/2036	719	493
5.500% due 03/25/2036	3,777	2,451
Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 05/25/2035	2,531	1,720
0.532% due 04/25/2035	545	352
0.572% due 02/25/2035	1,653	1,224
0.582% due 02/25/2035	993	711
2.789% due 09/20/2036	11,703	5,827
2.917% due 04/25/2035	882	571
Credit Suisse First Boston Mortgage Securities Corp.
1.848% due 05/25/2032	39	37
2.568% due 06/25/2032	50	32
Downey Savings & Loan Association Mortgage Loan Trust
0.502% due 08/19/2045	1,309	875
First Republic Mortgage Loan Trust
0.722% due 06/25/2030	448	426
0.742% due 11/15/2030	545	523
Greenpoint Mortgage Funding Trust
0.322% due 01/25/2047^	419	406
0.462% due 06/25/2045	1,193	808
GS Mortgage Securities Corp.
1.103% due 03/06/2020	8,954	8,893

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
2.894% due 04/25/2036	$9,129	$7,209
Harborview Mortgage Loan Trust
0.372% due 04/19/2038	3,054	2,006
0.462% due 05/19/2035	3,334	2,126
0.982% due 02/19/2034	722	647
Impac CMB Trust
1.242% due 07/25/2033	130	120
Indymac Index Mortgage Loan Trust
0.562% due 02/25/2035	4,538	3,053
JPMorgan Mortgage Trust
2.782% due 02/25/2036	3,024	2,396
2.871% due 07/25/2035	3,008	2,871
MASTR Adjustable Rate Mortgages Trust
2.552% due 05/25/2034	439	390
MASTR Asset Securitization Trust
5.500% due 09/25/2033	413	431
Merrill Lynch Mortgage Investors, Inc.
2.269% due 12/25/2032	244	240
Morgan Stanley Capital
0.302% due 10/15/2020	750	750
4.490% due 01/13/2041	54	54
Prime Mortgage Trust
5.000% due 02/25/2019	642	654
Residential Accredit Loans, Inc.
0.542% due 08/25/2035	2,402	1,483
0.642% due 03/25/2033	2,415	2,183
1.519% due 09/25/2045	962	552
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,008	1,079
Residential Funding Mortgage Securities
6.500% due 03/25/2032	85	90
Sequoia Mortgage Trust
0.592% due 10/19/2026	1,355	1,244
0.592% due 07/20/2033	3,120	2,919
0.712% due 07/20/2033	2,194	1,321
Structured Adjustable Rate Mortgage Loan Trust
1.582% due 01/25/2035	783	514
Structured Asset Mortgage Investments, Inc.
0.462% due 05/25/2036	31,441	15,981
0.592% due 03/19/2034	863	773
0.822% due 07/19/2034	469	425
Structured Asset Securities Corp.
2.772% due 10/25/2035	1,501	1,188
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	17,439	16,782
WaMu Mortgage Pass-Through Certificates
0.472% due 04/25/2045	3,680	2,961
0.502% due 11/25/2045	2,663	2,118
0.512% due 12/25/2045	1,548	1,273
0.889% due 01/25/2047	2,129	1,375
0.969% due 12/25/2046	4,327	3,159
1.139% due 06/25/2046	5,897	4,462
1.159% due 02/25/2046	4,282	3,345
1.359% due 11/25/2042	866	755
1.378% due 05/25/2041	286	263
2.577% due 03/25/2034	371	367
2.724% due 05/25/2046	1,106	783
2.724% due 07/25/2046	10,596	8,383
2.724% due 08/25/2046	26,223	18,524
2.724% due 09/25/2046	4,386	3,389
2.724% due 10/25/2046	2,158	1,652
2.724% due 12/25/2046	2,312	1,721
Washington Mutual MSC Mortgage Pass-Through Certificates
2.150% due 02/25/2033	22	20
2.448% due 02/25/2033	3	2
2.495% due 05/25/2033	53	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.430% due 11/25/2033	$173	$180

Total Mortgage-Backed Securities (Cost $312,819)		213,036

ASSET-BACKED SECURITIES 0.6%
ACE Securities Corp.
0.292% due 08/25/2036	147	140
Asset-Backed Securities Corp. Home Equity
0.322% due 05/25/2037	272	200
0.762% due 06/15/2031	320	303
0.782% due 11/15/2031	35	28
Bear Stearns Asset-Backed Securities Trust
0.292% due 11/25/2036	254	249
0.312% due 12/25/2036	337	316
0.322% due 10/25/2036	344	318
0.352% due 11/25/2036	5,160	3,054
0.902% due 10/25/2032	78	67
Carrington Mortgage Loan Trust
0.292% due 12/25/2036	806	656
0.562% due 10/25/2035	686	635
CIT Group Home Equity Loan Trust
0.512% due 06/25/2033	252	211
Citigroup Mortgage Loan Trust, Inc.
0.282% due 12/25/2036	379	370
0.302% due 05/25/2037	511	492
0.352% due 08/25/2036	416	382
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,266	867
Countrywide Asset-Backed Certificates
0.322% due 10/25/2047	169	168
0.342% due 09/25/2037	141	140
0.342% due 09/25/2047	202	200
0.422% due 09/25/2036	1,945	1,620
0.432% due 06/25/2036	1,328	1,136
Credit Suisse First Boston Mortgage Securities Corp.
0.862% due 01/25/2032	125	97
Credit-Based Asset Servicing and Securitization LLC
0.312% due 01/25/2037	1,433	282
First Franklin Mortgage Loan Asset-Backed Certificates
0.612% due 12/25/2034	15	14
GE-WMC Mortgage Securities LLC
0.282% due 08/25/2036	105	31
GSAMP Trust
0.312% due 12/25/2036	804	528
0.422% due 11/25/2035	241	28
GSRPM Mortgage Loan Trust
0.942% due 01/25/2032	60	59
Home Equity Asset Trust
0.302% due 05/25/2037	241	236
1.162% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.292% due 10/25/2036	242	84
0.292% due 12/25/2036	132	129
IXIS Real Estate Capital Trust
0.302% due 05/25/2037	47	11
JPMorgan Mortgage Acquisition Corp.
0.302% due 03/25/2047	735	614
0.322% due 08/25/2036	63	18
0.322% due 03/25/2037	279	268
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	70
Lehman ABS Mortgage Loan Trust
0.332% due 06/25/2037	961	367
Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	1,548	1,248

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	149

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset-Backed Securities Trust
0.292% due 11/25/2036	$152	$51
0.322% due 05/25/2037	531	508
Merrill Lynch Mortgage Investors, Inc.
0.362% due 02/25/2037	502	229
Mid-State Trust
7.340% due 07/01/2035	206	215
Morgan Stanley ABS Capital
0.302% due 05/25/2037	732	631
Morgan Stanley IXIS Real Estate Capital Trust
0.292% due 11/25/2036	54	17
Morgan Stanley Mortgage Loan Trust
0.312% due 01/25/2047	575	505
New Century Home Equity Loan Trust
0.422% due 05/25/2036	1,379	756
0.502% due 06/25/2035	796	770
Option One Mortgage Loan Trust
0.302% due 07/25/2037	379	362
Renaissance Home Equity Loan Trust
0.942% due 08/25/2032	2	1
Salomon Brothers Mortgage Securities, Inc.
1.150% due 01/25/2032	147	114
Saxon Asset Securities Trust
0.762% due 08/25/2032	3	3
Securitized Asset-Backed Receivables LLC
0.282% due 01/25/2037	588	509
0.302% due 12/25/2036^	2,221	506
0.322% due 11/25/2036^	881	189
Soundview Home Equity Loan Trust
0.302% due 11/25/2036	760	216
0.322% due 06/25/2037	904	720
Specialty Underwriting & Residential Finance
0.302% due 01/25/2038	762	689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
0.322% due 01/25/2037	$129	$127
0.342% due 01/25/2037	790	482
0.642% due 05/25/2034	417	364

Total Asset-Backed Securities (Cost $34,874)		23,601

SHORT-TERM INSTRUMENTS 4.8%

REPURCHASE AGREEMENTS 4.2%
Banc of America Securities LLC
0.050% due 04/02/2012	27,300	27,300
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 11/30/2016 valued at $27,874. Repurchase proceeds are $27,300.)
Citigroup Global Markets, Inc.
0.080% due 04/02/2012	1,200	1,200
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.375% due 07/31/2013 valued at $1,227. Repurchase proceeds are $1,200.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	5,109	5,109

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 0.170% due 02/13/2013 valued at $95 and U.S. Treasury Notes 0.750% - 3.375% due 06/30/2013 - 08/15/2013 valued at $5,119. Repurchase proceeds are $5,109.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS Securities LLC
0.100% due 04/02/2012	$137,500	$137,500
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $137,988. Repurchase proceeds are $137,501.)

		171,109

U.S. TREASURY BILLS 0.6%
0.135% due 04/05/2012 - 03/07/2013 (a)(c)(d)(e)(f)(g)	24,425	24,408

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 0.0%
PIMCO Short-Term Floating NAV Portfolio	18,481	185

Total Short-Term Instruments (Cost $195,700)		195,702

PURCHASED OPTIONS (h) 0.0%
(Cost $162)		297

Total Investments 122.0% (Cost $5,036,652)		$4,971,013

Written Options (i) (0.2%) (Premiums $10,600)		(6,666)

Other Assets and Liabilities (Net) (21.8%)		(889,950)

Net Assets 100.0%		$4,074,397

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $2,638 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(d)	Securities with an aggregate market value of $6,808 have been pledged as collateral as of March 31, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $314,494 at a weighted average interest rate of (0.020%). On March 31, 2012, securities valued at $275,805 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $34,265 and cash of $11 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note June Futures	Long	06/2012	4,340	$(2,838)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	27,357	(41,232)

				$(44,070)

(g)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $72,035 and cash of $45 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	$	540,000	$(139,905)	$32,354
Pay	3-Month USD-LIBOR	4.250%	06/15/2041		43,700	11,324	(2,585)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		85,300	5,813	3,022

						$(122,768)	$32,791

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(h)	Purchased options outstanding on March 31, 2012:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$106.000	05/25/2012	5,000	$42	$78
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2012	7,000	59	108
Put - CBOT U.S. Treasury 10-Year Note June Futures	108.000	05/25/2012	5,000	42	77
Put - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2012	2,200	19	34

				$162	$297

(i)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	$	4,000,000	$5,300	$(721)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		4,000,000	5,300	(5,945)

								$10,600	$(6,666)

Transactions in written call and put options for the period ended March 31, 2012:

	Notional Amount	Premium
Balance at 03/31/2011	$0	$0
Sales	8,000,000	10,600
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 03/31/2012	$8,000,000	$10,600

(j)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	05/01/2042	$31,000	$32,269	$(32,443)
Fannie Mae	4.500%	04/01/2042	4,000	4,259	(4,256)
Fannie Mae	5.500%	05/01/2042	11,000	11,935	(11,968)

				$48,463	$(48,667)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$174,777	$0	$174,777
Industrials	0	431	0	431
Municipal Bonds & Notes
California	0	2,154	0	2,154
Iowa	0	2,009	0	2,009
New York	0	1,227	0	1,227
U.S. Government Agencies	0	894,674	0	894,674
U.S. Treasury Obligations	0	3,463,105	0	3,463,105
Mortgage-Backed Securities	0	213,036	0	213,036
Asset-Backed Securities	0	23,601	0	23,601
Short-Term Instruments
Repurchase Agreements	0	171,109	0	171,109
U.S. Treasury Bills	0	24,408	0	24,408
PIMCO Short-Term Floating NAV Portfolios	185	0	0	185

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Purchased Options
Interest Rate Contracts	$0	$297	$0	$297
	$185	$4,970,828	$0	$4,971,013

Short Sales, at value	$0	$(48,667)	$0	$(48,667)

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$0	$35,376	$0	$35,376

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(44,070)	$(9,251)	$0	$(53,321)

Totals	$(43,885)	$4,948,286	$0	$4,904,401

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	151

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
U.S. Government Agencies	$992	$0	$(1,000)	$(3)	$0	$11	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$297	$297
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	10,652	10,652

	$0	$0	$0	$0	$10,949	$10,949

Liabilities:
Written options outstanding	$0	$0	$0	$0	$6,666	$6,666
Variation margin payable on financial derivative instruments (2)	0	0	0	0	12,084	12,084

	$0	$0	$0	$0	$18,750	$18,750

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(95)	$(95)
Net realized gain on futures contracts	0	0	0	0	193,734	193,734
Net realized (loss) on swaps	0	0	0	0	(308,229)	(308,229)

	$0	$0	$0	$0	$(114,590)	$(114,590)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$134	$134
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(27,221)	(27,221)
Net change in unrealized appreciation on written options	0	0	0	0	3,934	3,934
Net change in unrealized appreciation on swaps	0	0	0	0	13,511	13,511

	$0	$0	$0	$0	$(9,642)	$(9,642)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(44,070) and open centrally cleared swaps cumulative appreciation/(depreciation) of $32,791 as reported in the Notes to Schedule of Investments.

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2012

(m)	Collateral Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral Pledged	Net Exposures (1)
UAG	$(6,666)	$6,808	$142

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2012	153

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company (“Mutual Fund”). Information presented in these financial statements pertains to the 17 portfolios (each a “Portfolio” and collectively the “Portfolios”) offered by the Trust.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio, except the PIMCO Short-Term Floating NAV Portfolio, PIMCO Short-Term Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV Portfolio III, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Short-Term Floating NAV Portfolio, PIMCO Short-Term Floating NAV Portfolio II and the PIMCO Short-Term Floating NAV Portfolio III are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax

154	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2012

and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management anticipates certain Portfolios may recognize additional borrowing expense (interest expense) as a result of the change of accounting treatment. The magnitude of this change has not been determined at this time.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2011, FASB issued an ASU to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or

ANNUAL REPORT	MARCH 31, 2012	155

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that

156	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2012

use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser (the “Adviser”), Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Portfolio uses these fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolios’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

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(b) Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Portfolios to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At the end of the period March 31, 2012, the PIMCO Senior Floating Rate Portfolio had $10,721 in unfunded loan commitments outstanding.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive

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most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Residual Interest Bonds  Certain Portfolios may invest in residual interest bonds (“RIBs”), which are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and RIBs. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the weekly Securities Industry and Financial Markets Association (“SIFMA”) rate. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the RIBs. RIBs are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the RIBs and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. RIBs are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in obtaining potentially higher yielding tax-exempt securities or gaining levered exposure to the municipal bond market. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The RIBs holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the RIBs holders. The holders of RIBs bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. RIBs may be more volatile and less liquid than other municipal bonds of comparable maturity.

(h) Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These

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Notes to Financial Statements (Cont.)

securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2012 are disclosed in the Notes to the Schedules of Investments.

(i) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(j) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(k) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage

Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(l) When-Issued Transactions  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in

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unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Foreign Currency Contracts  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Portfolios may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Portfolios may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

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Notes to Financial Statements (Cont.)

Options on Exchange-Traded Futures Contracts  Certain Portfolios may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Portfolios may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Portfolios may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives a Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Straddle Options  Certain Portfolios may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

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Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a

Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the

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Notes to Financial Statements (Cont.)

Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of March 31, 2012 for which a Portfolio is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6. PRINCIPAL RISKS

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks  A Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options,

164	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2012

may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose a Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolios by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master

Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Portfolio and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA

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Notes to Financial Statements (Cont.)

Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to the Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), formerly known as Allianz Global Investors of America L.P., and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO Asset-Backed Securities Portfolio	0.02%		0.03%
PIMCO Developing Local Markets Portfolio	0.02%		0.10%
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO FX Strategy Portfolio	0.02%		0.03%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Senior Floating Rate Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio	0.00%	(1)	0.00%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%

(1)

By investing in the Portfolio, each investing fund agrees that 0.01% of the fee that each Investing Fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

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March 31, 2012

PIMCO has agreed to waive a portion of the PIMCO FX Strategy and PIMCO Senior Floating Rate Portfolios’ Supervisory and Administrative Fees in each Portfolio’s first fiscal year, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at March 31, 2012, were as follows (amounts in thousands):

Portfolio Name	Recoverable Amounts
PIMCO FX Strategy Portfolio	$41
PIMCO Senior Floating Rate Portfolio	32

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Portfolio and Funds of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2012, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$33,484	$0
PIMCO Developing Local Markets Portfolio	0	88,719
PIMCO Emerging Markets Portfolio	0	65,505
PIMCO High Yield Portfolio	69,336	73,469
PIMCO Investment Grade Corporate Portfolio	27,663	65,011
PIMCO Long Duration Corporate Bond Portfolio	148,827	61,850
PIMCO Mortgage Portfolio	100,217	0
PIMCO Municipal Sector Portfolio	70,461	64,088
PIMCO Real Return Portfolio	123,202	3,841
PIMCO Short-Term Portfolio	51,659	140,701
PIMCO Short-Term Floating NAV Portfolio	4,242,219	572,317
PIMCO Short-Term Floating NAV Portfolio II	424,038	262,879

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating

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Notes to Financial Statements (Cont.)

NAV Portfolios are considered to be affiliated with the Portfolios. The table below shows each Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended March 31, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Portfolio Name	Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2012	Dividend Income
PIMCO Asset-Backed Securities Portfolio	$111	$263,723	$(261,000)	$6	$0	$2,840	$24
PIMCO Developing Local Markets Portfolio	317,486	1,189,190	(1,461,100)	(3)	(47)	45,526	590
PIMCO Emerging Markets Portfolio	34,058	694,306	(435,500)	(18)	98	292,944	406
PIMCO FX Strategy Portfolio	6,010	129,478	(101,100)	(9)	13	34,392	79
PIMCO High Yield Portfolio	40,133	643,444	(661,600)	25	0	22,002	44
PIMCO International Portfolio	437,634	2,789,922	(2,921,000)	144	(54)	306,646	1,323
PIMCO Investment Grade Corporate Portfolio	149	1,477,441	(1,041,800)	30	84	435,904	441
PIMCO Long Duration Corporate Bond Portfolio	226,327	2,076,070	(2,024,700)	115	4	277,816	570
PIMCO Mortgage Portfolio	544,295	9,039,159	(8,589,800)	324	3	993,981	2,058
PIMCO Municipal Sector Portfolio	2,903	240,324	(239,200)	2	0	4,029	25
PIMCO Real Return Portfolio	20,385	2,209,357	(2,020,800)	125	1	209,068	557
PIMCO Senior Floating Rate Portfolio	0	6,602	(5,800)	0	0	802	2
PIMCO Short-Term Portfolio	22,738	1,021,692	(936,100)	(9)	10	108,331	92
PIMCO U.S. Government Sector Portfolio	64,296	103	(64,200)	(2)	(12)	185	102

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$3,084,632	$3,103,961	$78,789	$39,142
PIMCO Developing Local Markets Portfolio	263,773	435,670	201,415	346,354
PIMCO Emerging Markets Portfolio	163,866	156,451	248,871	444,319
PIMCO FX Strategy Portfolio	199	199	0	0
PIMCO High Yield Portfolio	35,004	76,734	798,239	1,055,628
PIMCO International Portfolio	45,459	91	6,460,276	6,116,830
PIMCO Investment Grade Corporate Portfolio	1,774,966	1,680,905	710,764	2,004,796
PIMCO Long Duration Corporate Bond Portfolio	13,636,803	12,597,748	2,769,639	1,228,364
PIMCO Mortgage Portfolio	115,539,880	115,108,398	165,542	123,912

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March 31, 2012

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Municipal Sector Portfolio	$0	$0	$368,776	$360,185
PIMCO Real Return Portfolio	6,628,594	5,467,136	187,618	112,486
PIMCO Senior Floating Rate Portfolio	0	0	16,154	7,872
PIMCO Short-Term Portfolio	30,946	105,496	168,211	392,379
PIMCO Short-Term Floating NAV Portfolio	16,598,208	29,059,945	13,822,020	20,489,969
PIMCO Short-Term Floating NAV Portfolio II	2,098,332	2,676,032	1,671,541	2,264,598
PIMCO Short-Term Floating NAV Portfolio III	40,117	0	46,384	0
PIMCO U.S. Government Sector Portfolio	22,190,730	20,532,093	72,718	62,639

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Asset-Backed Securities Portfolio				PIMCO Developing Local Markets Portfolio (1)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	5,804	$62,550	15,267	$163,351	31,120	$182,790	94,688	$546,053
Issued as reinvestment of distributions	4,642	48,858	2,925	30,768	8,628	46,363	12,581	69,942
Cost of shares redeemed	(10,596)	(114,718)	(19,160)	(200,171)	(144,663)	(804,278)	(92,877)	(528,059)
Net increase (decrease) resulting from Portfolio share transactions	(150)	$(3,310)	(968)	$(6,052)	(104,915)	$(575,125)	14,392	$87,936

	PIMCO Emerging Markets Portfolio				PIMCO FX Strategy Portfolio (2)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Period from 10/05/2010 to 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	23,828	$256,954	65,627	$696,666	3,342	$32,600	780	$7,600
Issued as reinvestment of distributions	9,030	91,016	6,234	63,561	41	382	1	8
Cost of shares redeemed	(39,972)	(423,381)	(26,381)	(277,318)	(459)	(4,427)	0	0
Net increase (decrease) resulting from Portfolio share transactions	(7,114)	$(75,411)	45,480	$482,909	2,924	$28,555	781	$7,608

	PIMCO High Yield Portfolio				PIMCO International Portfolio
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	34,325	$273,168	133,888	$1,042,807	57,150	$274,034	97,062	$438,903
Issued as reinvestment of distributions	10,472	77,687	6,859	52,880	18,057	87,305	30,592	138,325
Cost of shares redeemed	(98,333)	(770,059)	(61,377)	(483,345)	(141,072)	(689,639)	(237,496)	(1,074,888)
Net increase (decrease) resulting from Portfolio share transactions	(53,536)	$(419,204)	79,370	$612,342	(65,865)	$(328,300)	(109,842)	$(497,660)

	PIMCO Investment Grade Corporate Portfolio				PIMCO Long Duration Corporate Bond Portfolio
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	70,270	$751,746	126,749	$1,341,236	298,742	$3,436,294	335,050	$3,656,450
Issued as reinvestment of distributions	23,963	249,196	26,641	279,327	62,484	715,727	41,451	443,750
Cost of shares redeemed	(164,479)	(1,719,632)	(175,979)	(1,866,424)	(110,408)	(1,280,114)	(62,598)	(686,193)
Net increase (decrease) resulting from Portfolio share transactions	(70,246)	$(718,690)	(22,589)	$(245,861)	250,818	$2,871,907	313,903	$3,414,007

ANNUAL REPORT	MARCH 31, 2012	169

Notes to Financial Statements (Cont.)

	PIMCO Mortgage Portfolio				PIMCO Municipal Sector Portfolio
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	283,947	$3,167,348	510,793	$5,737,592	18,810	$152,170	11,298	$91,771
Issued as reinvestment of distributions	32,836	361,913	48,790	532,171	2,677	22,128	4,379	35,179
Cost of shares redeemed	(398,500)	(4,383,654)	(305,348)	(3,341,947)	(18,646)	(157,712)	(74,993)	(594,102)
Net increase (decrease) resulting from Portfolio share transactions	(81,717)	$(854,393)	254,235	$2,927,816	2,841	$16,586	(59,316)	$(467,152)

	PIMCO Real Return Portfolio				PIMCO Senior Floating Rate Portfolio (3)(6)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Period from 04/29/2011 to 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	344,587	$3,285,124	221,982	$2,037,308	854	$8,520
Issued as reinvestment of distributions	18,071	172,229	7,063	64,131	20	197
Cost of shares redeemed	(193,578)	(1,896,153)	(115,700)	(1,068,506)	0	0
Net increase resulting from Portfolio share transactions	169,080	$1,561,200	113,345	$1,032,933	874	$8,717

	PIMCO Short-Term Portfolio				PIMCO Short-Term Floating NAV Portfolio (4)(7)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	37,088	$337,340	73,620	$660,270	19,898,587	$199,348,340	16,845,231	$168,725,500
Issued as reinvestment of distributions	5,579	49,680	6,137	55,772	16,217	162,452	15,628	156,535
Cost of shares redeemed	(75,843)	(685,344)	(77,470)	(702,176)	(22,785,600)	(228,249,649)	(14,469,227)	(144,927,119)
Net increase (decrease) resulting from Portfolio share transactions	(33,176)	$(298,324)	2,287	$13,866	(2,870,796)	$(28,738,857)	2,391,632	$23,954,916

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO Short-Term Floating NAV Portfolio III (5)(7)
	Year Ended 03/31/2012		Year Ended 03/31/2011		Period from 03/12/2012 to 03/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	2,610,740	$26,129,820	1,973,279	$19,751,400	100,450	$1,005,010
Issued as reinvestment of distributions	1,081	10,816	1,045	10,455	5	52
Cost of shares redeemed	(2,704,259)	(27,064,545)	(1,788,209)	(17,899,707)	(14,802)	(148,100)
Net increase (decrease) resulting from Portfolio share transactions	(92,438)	$(923,909)	186,115	$1,862,148	85,653	$856,962

	PIMCO U.S. Government Sector Portfolio
	Year Ended 03/31/2012		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount
Receipts for shares sold	182,404	$1,625,344	328,200	$3,210,914
Issued as reinvestment of distributions	5,309	46,945	83,050	752,579
Cost of shares redeemed	(278,667)	(2,468,421)	(278,168)	(2,910,191)
Net increase (decrease) resulting from Portfolio share transactions	(90,954)	$(796,132)	133,082	$1,053,302

(1)	As of March 31, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 16% of the Fund.
(2)	As of March 31, 2012, 4 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 60% of the Fund.
(3)	As of March 31, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 46% of the Fund.
(4)	As of March 31, 2012, 1 shareholder owned 10% or more of the total Fund’s outstanding shares comprising 26% of the Fund.
(5)	As of March 31, 2012, 2 shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 90% of the Fund.
(6)

Allianz Life Insurance Co. of North America, a direct subsidiary of Allianz of America, Inc. and a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

170	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2012

(7)

The PIMCO Total Return Fund, a related party to the Fund, owned 25% or more of the outstanding shares of beneficial interest of the Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2012, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2012, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book- to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post- October Deferral (4)	Qualified Late-Year Loss Deferral (5)
PIMCO Asset-Backed Securities Portfolio	$0	$10,185	$0	$(81,381)	$0	$0	$(1,219)	$0
PIMCO Developing Local Markets Portfolio	0	0	0	(6,677)	(1,302)	(87,593)	(6,005)	0
PIMCO Emerging Markets Portfolio	0	0	0	72,680	(24,486)	(20,142)	(19,820)	(1,187)
PIMCO FX Strategy Portfolio	0	0	0	340	(1)	0	0	0
PIMCO High Yield Portfolio	0	27,079	0	(30,691)	(1,070)	(127,533)	(24,066)	0
PIMCO International Portfolio	0	283,828	0	(30,993)	(50,769)	(79,766)	0	0
PIMCO Investment Grade Corporate Portfolio	0	20,427	19,485	230,195	0	0	0	0
PIMCO Long Duration Corporate Bond Portfolio	0	150,924	24,158	781,378	(6,804)	0	0	0
PIMCO Mortgage Portfolio	0	81,273	0	(71,322)	0	0	(2,722)	0
PIMCO Municipal Sector Portfolio	7,255	1,163	3,479	30,790	0	0	0	0
PIMCO Real Return Portfolio	0	10,223	13,931	118,247	(7,951)	0	0	0
PIMCO Senior Floating Rate Portfolio	0	68	0	42	0	(9)	0	0
PIMCO Short-Term Portfolio	0	11,357	0	(44,159)	0	(374,098)	(671)	0
PIMCO Short-Term Floating NAV Portfolio	0	10,627	523	4,055	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio II	0	237	60	354	(9)	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	97	0	(82)	0	0	0	0
PIMCO U.S. Government Sector Portfolio	0	4,886	0	(41,491)	(2,962)	(197,897)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2011 through March 31, 2012 which the Portfolio elected to defer to the following taxable year pursuant to federal income tax regulations.
(5)

Specified losses realized during the period November 1, 2011 through March 31, 2012 and Ordinary losses realized during the period January 1, 2012 through March 31, 2012, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL REPORT	MARCH 31, 2012	171

Notes to Financial Statements (Cont.)

As of March 31, 2012, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands). The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands) (6)
	2013	2014	2015	2016	2017	2018	2019
PIMCO Developing Local Markets Portfolio*	$0	$0	$0	$0	$0	$87,593	$0
PIMCO Emerging Markets Portfolio	0	0	0	0	0	20,142	0
PIMCO High Yield Portfolio	0	0	0	0	0	127,533	0
PIMCO International Portfolio	0	0	48,585	31,181	0	0	0
PIMCO Short-Term Portfolio	8,847	5,660	5,243	43,531	85,425	73,668	86,546

Under the recently enacted Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. Note that post-enactment losses must be used before pre-enactment losses are used. As of March 31, 2012, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term (6)
PIMCO Senior Floating Rate Portfolio*	$9	$0
PIMCO Short-Term Portfolio	0	65,178
PIMCO U.S. Government Sector Portfolio	197,897	0

(6)	Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gains subject to certain limitations.

As of March 31, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (7)
PIMCO Asset-Backed Securities Portfolio	$878,718	$17,294	$(98,721)	$(81,427)
PIMCO Developing Local Markets Portfolio	198,569	633	(5,956)	(5,323)
PIMCO Emerging Markets Portfolio	1,101,901	40,035	(3,301)	36,734
PIMCO FX Strategy Portfolio	35,825	129	(165)	(36)
PIMCO High Yield Portfolio	805,599	27,309	(42,217)	(14,908)
PIMCO International Portfolio	2,237,151	64,390	(92,687)	(28,297)
PIMCO Investment Grade Corporate Portfolio	3,681,245	276,320	(59,122)	217,198
PIMCO Long Duration Corporate Bond Portfolio	10,289,574	837,711	(131,809)	705,902
PIMCO Mortgage Portfolio	11,569,820	126,510	(206,738)	(80,228)
PIMCO Municipal Sector Portfolio	373,372	36,255	(2,395)	33,860
PIMCO Real Return Portfolio	2,858,614	121,375	(3,674)	117,701
PIMCO Senior Floating Rate Portfolio	9,270	65	(23)	42
PIMCO Short-Term Portfolio	1,179,614	22,127	(67,606)	(45,479)
PIMCO Short-Term Floating NAV Portfolio	32,264,430	5,421	(1,366)	4,055
PIMCO Short-Term Floating NAV Portfolio II	3,751,668	587	(219)	368
PIMCO Short-Term Floating NAV Portfolio III	565,146	57	(139)	(82)
PIMCO U.S. Government Sector Portfolio	5,052,599	72,424	(154,010)	(81,586)

(7)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, and interest only basis adjustments, for federal income tax purposes.

172	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2012

For the fiscal years ended March 31, 2012 and March 31, 2011, respectively, the Portfolios made the following tax basis distributions (amounts in thousands):

	March 31, 2012				March 31, 2011
	Tax-Exempt Income Distributions	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital (9)	Tax-Exempt Income Distributions	Ordinary Income Distributions (8)	Long-Term Capital Gain Distributions	Return of Capital
PIMCO Asset-Backed Securities Portfolio	$0	$42,748	$6,699	$0	$0	$31,200	$0	$0
PIMCO Developing Local Markets Portfolio	0	37,228	0	11,173	0	77,000	0	0
PIMCO Emerging Markets Portfolio	0	92,500	0	0	0	64,500	0	0
PIMCO FX Strategy Portfolio	0	364	0	18	0	8	0	0
PIMCO High Yield Portfolio	0	78,500	0	0	0	53,300	0	0
PIMCO International Portfolio	0	88,191	0	0	0	141,950	0	0
PIMCO Investment Grade Corporate Portfolio	0	253,600	0	0	0	285,367	0	0
PIMCO Long Duration Corporate Bond Portfolio	0	663,510	56,528	0	0	431,530	14,045	0
PIMCO Mortgage Portfolio	0	342,364	24,697	0	0	507,657	29,697	0
PIMCO Municipal Sector Portfolio	20,781	1,469	0	0	33,501	2,017	0	0
PIMCO Real Return Portfolio	0	140,361	33,577	0	0	60,766	3,746	0
PIMCO Senior Floating Rate Portfolio	0	200	0	0	N/A	N/A	N/A	N/A
PIMCO Short-Term Portfolio	0	50,102	0	0	0	56,102	0	0
PIMCO Short-Term Floating NAV Portfolio	0	162,105	348	0	0	156,536	0	0
PIMCO Short-Term Floating NAV Portfolio II	0	10,934	40	0	0	10,542	4	0
PIMCO Short-Term Floating NAV Portfolio III	0	52	0	0	N/A	N/A	N/A	N/A
PIMCO U.S. Government Sector Portfolio	0	40,193	7,816	0	0	599,487	158,589	0

(8)	Includes short-term capital gains, if any, distributed.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

14. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events through the date the financial statements were available to be issued and has determined that there are no material events that would require disclosure in the Portfolios’ financial statements.

ANNUAL REPORT	MARCH 31, 2012	173

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of each of PIMCO Asset-Backed Securities Portfolio, PIMCO Developing Local Markets Portfolio, PIMCO Emerging Markets Portfolio, PIMCO FX Strategy Portfolio, PIMCO High Yield Portfolio, PIMCO International Portfolio, PIMCO Investment Grade Corporate Portfolio, PIMCO Long Duration Corporate Bond Portfolio, PIMCO Mortgage Portfolio, PIMCO Municipal Sector Portfolio, PIMCO Real Return Portfolio, PIMCO Senior Floating Rate Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO Short-Term Floating NAV Portfolio III and PIMCO U.S. Government Sector Portfolio (seventeen series of PIMCO Funds, hereafter referred to as the “Portfolios”) at March 31, 2012, the results of each of their operations and the changes in each of their net assets, the cash flows for PIMCO High Yield Portfolio and PIMCO Short-Term Portfolio and the financial highlights of the Portfolios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2012

174	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBS	RBS Securities, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	MEI	Merrill Lynch International	SOG	Societe Generale
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.	ULW	UBS Ltd.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	WNA	Wachovia Bank N.A.
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	RUB	Russian Ruble
CHF	Swiss Franc	KRW	South Korean Won	SEK	Swedish Krona
CNY	Chinese Renminbi	MXN	Mexican Peso	SGD	Singapore Dollar
EUR	Euro	MYR	Malaysian Ringgit	TRY	Turkish New Lira
GBP	British Pound	NOK	Norwegian Krone	USD (or $)	United States Dollar
HKD	Hong Kong Dollar	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CBO	Collateralized Bond Obligation	FDIC	Federal Deposit Insurance Corp.
AID	Agency International Development	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	MBS	Mortgage-Backed Security
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BBR	Bank Bill Rate	CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

ANNUAL REPORT	MARCH 31, 2012	175

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2012) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.                                         .

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of each Portfolio’s fiscal 2012 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2012 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2012 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
PIMCO Asset-Backed Securities Portfolio	0.00%	0.00%	$25,232	$8,748
PIMCO Developing Local Markets Portfolio	0.00%	0.00%	2,411	0
PIMCO Emerging Markets Portfolio	0.00%	0.00%	4,249	0
PIMCO FX Strategy Portfolio	0.00%	0.00%	4	0
PIMCO High Yield Portfolio	2.20%	2.20%	53,761	0
PIMCO International Portfolio	0.00%	0.00%	7,058	0
PIMCO Investment Grade Corporate Portfolio	0.93%	0.93%	176,112	0
PIMCO Long Duration Corporate Bond Portfolio	0.00%	0.00%	336,184	148,809
PIMCO Mortgage Portfolio	0.00%	0.00%	229,350	92,358
PIMCO Municipal Sector Portfolio	0.00%	0.00%	0	0
PIMCO Real Return Portfolio	0.02%	0.02%	57,347	79,859
PIMCO Senior Floating Rate Portfolio	0.00%	0.00%	160	0
PIMCO Short-Term Portfolio	0.06%	0.06%	44,761	0
PIMCO Short-Term Floating NAV Portfolio	0.00%	0.00%	152,321	9,784
PIMCO Short-Term Floating NAV Portfolio II	0.00%	0.00%	10,340	594
PIMCO Short-Term Floating NAV Portfolio III	0.00%	0.00%	0	0
PIMCO U.S. Government Sector Portfolio	0.00%	0.00%	39,027	0

Exempt Interest Dividends.  For the benefit of shareholders of the Municipal Sector Portfolio, this is to inform you that 95.25% of the dividends paid by the Portfolio during its fiscal year ended March 31, 2012 qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2013, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2012.

176	PRIVATE ACCOUNT PORTFOLIO SERIES

Management of the Trust

(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Portfolios’ Offering Memorandum Supplements includes more information about the Trustees and Officers. To request a free copy, call the Trust at 1-800-927-4648.

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director and member of Executive Committee, PIMCO.	161	Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman and Trustee, PIMCO ETF Trust; Chairman and Trustee, PIMCO Equity Series; Chairman and Trustee, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present); Formerly, Chairman and Director, PCM Fund, Inc. Formerly Chairman and Director PIMCO Strategic Global Government Fund, Inc.

Douglas M. Hodge* (1957) Trustee	02/2010 to present	Managing Director, Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Asset Management L.P.	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (1940) Trustee	05/2000 to present	Private Investor. Formerly, President, Houston Zoo.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.

Vern O. Curtis (1934) Trustee	04/1987 to 02/1993 and 02/1995 to present	Private Investor.	161	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Trustee, PIMCO Equity Series; and Trustee, PIMCO Equity Series VIT; Formerly, Director, PCM Fund, Inc.

J. Michael Hagan (1939) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies).	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Formerly, Director, Ameron International (manufacturing). Formerly Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, PCM Fund, Inc.

Ronald C. Parker (1951) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products).	155	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

William J. Popejoy (1938) Trustee	07/1993 to 02/1995 and 08/1995 to present	Private Investor.	155	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Formerly, Director, PCM Fund, Inc.

* Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2012	177

Management of the Trust (cont.)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (1959) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO and Senior Vice President, PIMCO.

William H. Gross (1944) Senior Vice President	04/1987 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (1958) Senior Vice President	05/2008 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (1962) Vice President-Senior Counsel, Secretary	05/2005 to present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (1970) Vice President	05/2008 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO and Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Eric D. Johnson (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

John P. Hardaway (1957) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Stacie D. Anctil (1969) Assistant Treasurer	11/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (1974) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

178	PRIVATE ACCOUNT PORTFOLIO SERIES

Privacy Policy

(Unaudited)

The Portfolios consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. The Portfolios have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolios and certain service providers to the Portfolios, such as the Portfolios’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolios’ internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolios do not disclose any personal or account information provided by shareholders or gathered by the Portfolios to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolios. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolios may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolios reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolios believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder invested. In addition, the Portfolios may disclose information about a shareholder’s accounts to a non-affiliated third party at the shareholder’s request with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolios may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolios or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolios share may include, for example, a shareholder’s participation in one of the Portfolios or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Portfolios’ experiences or transaction with a shareholder, information captured on the Portfolios’ internet websites, or other data about a shareholder’s accounts, subject to applicable law. The Portfolios’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolios take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolios have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

ANNUAL REPORT	MARCH 31, 2012	179

Approval of the Amended and Restated Investment Advisory Contract and Amended and Restated Supervision and Administration Agreement for PIMCO Funds: Private Account Portfolio Series—PIMCO Short-Term Floating NAV Portfolio III

On February 27, 2012, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees (the “Independent Trustees”), approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) and the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of PIMCO Funds: Private Account Portfolio Series – PIMCO Short-Term Floating NAV Portfolio III, a new series of the Trust (the “New Portfolio”) for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. Information Received

(a) Materials Reviewed:  The Trustees received a wide variety of materials relating to the services to be provided by PIMCO. The Board reviewed information relating to proposed fund operations, including the New Portfolio’s compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services proposed to be provided by PIMCO to the Trust. In considering whether to approve the Agreements, the Board also reviewed materials provided by PIMCO and materials provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Portfolio.

(b) Review Process: In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, its Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the New Portfolio and its shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services to be provided by PIMCO to the New Portfolio under the Agreements.

The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO will provide or procure supervisory and administrative services and bears the costs of various third party services required by the New Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers to assure that these service providers provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Portfolio and its shareholders.

3. Investment Performance

As the New Portfolio had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the New Portfolio, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on

180	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to current and potential investors.

The Board considered that the New Portfolio is used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO. The Board noted that the New Portfolio will not pay an advisory fee or supervisory and administrative fee to PIMCO; however, a portion of the advisory fee of each series that invests in the New Portfolio will be designated as compensation to PIMCO for the advisory services that it provides to the New Portfolio.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates portfolio expenses that are fixed, rather than variable. The Board concluded that the lack of a supervisory and administrative fee is reasonable in relation to the value of the services to be provided and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on portfolio fees that would be beneficial to the New Portfolio and its shareholders.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the lack of advisory and supervisory and administrative fees to be charged by PIMCO is reasonable and approval of the Agreements would likely benefit the New Portfolio and its shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

As the New Portfolio is newly organized, information regarding PIMCO’s costs in providing services to the New Portfolio and the profitability of PIMCO’s relationship with the New Portfolio was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the New Portfolio’s overall expense ratio).

The Board concluded that the New Portfolio’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the New Portfolio, to the benefit of the New Portfolio’s shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation of the Trust. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the New Portfolio, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the Agreements and the fee structures thereunder were fair and reasonable to the New Portfolio and its shareholders and that the approval of the Agreements was in the best interests of the New Portfolio and its shareholders.

ANNUAL REPORT	MARCH 31, 2012	181

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS3012AR_033112

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period, the Code was amended to reflect a change in the principal underwriter of the series of the Registrant. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a)	The Board of Trustees has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a) Fiscal Year Ended	Audit Fees
March 31, 2012	$4,259,514
March 31, 2011	$3,729,669

(b) Fiscal Year Ended	Audit-Related Fees(1)
March 31, 2012	$10,750
March 31, 2011	$10,750

(c) Fiscal Year Ended	Tax Fees (2)
March 31, 2012	$—
March 31, 2011	$—

(d) Fiscal Year Ended	All Other Fees (3)
March 31, 2012	$—
March 31, 2011	$—

“Audit Fees” represents fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) Includes aggregate fees billed for review of the registrant’s semi-annual reports to shareholders related to fair value securities held by the Trust.

(2) There were no “Tax Fees” for the last two fiscal years.

(3) There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)	Not applicable.

g)

	Aggregate Non- Audit Fees Billed to Entity
Entity	March 31, 2012	March 31, 2011
PIMCO Funds	$10,750	$10,750
Pacific Investment Management Company LLC (“PIMCO”)	$4,462,274	$2,595,949
Allianz Global Investors Fund Management LLC	$910,930	$848,150
Allianz Asset Management of America L.P. (formerly known as Allianz Global Investors of America L.P.)	$3,387,554	$2,776,625

Totals	$8,771,508	$6,231,474

h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

Ronald C. Parker;

William J. Popejoy

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Total Return Fund

March 31, 2012

Complete Schedule of Investments

Schedule of Investments PIMCO Total Return Fund	March 31, 2012

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

Ally Financial, Inc.
0.500% due 06/11/2012		$23,000	$	22,080

Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		9,875		9,883

Charter Communications, Inc.
3.720% due 09/06/2016		4,962		4,956

Chrysler Group LLC
6.000% due 05/24/2017		7,196		7,322

Delos Aircraft, Inc.
7.000% due 03/17/2016		41,146		41,401

Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		43,120		43,417

Fresenius Medical Care U.S. Finance, Inc.
1.845% due 03/31/2013		2		2

HCA, Inc.
2.491% due 11/17/2013		71,500		71,295
2.741% due 05/02/2016		104,405		101,899

Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		24,813		24,972

JBS USA LLC
4.250% due 05/25/2018		17,910		17,958

Kabel Deutschland Holding AG
4.423% due 12/31/2016	EUR	11,000		14,742

Reynolds Group Holdings Ltd.
6.500% due 08/09/2018		$3,248		3,293

Sensata Technologies BV
4.000% due 05/12/2018		24,813		24,825

Springleaf Finance Corp.
5.500% due 05/10/2017		477,950		441,208

SunGard Data Systems, Inc.
3.741% due 02/28/2014		2,499		2,503

Syniverse Holdings, Inc.
5.250% due 12/21/2017		6,913		6,950

Transdigm, Inc.
4.000% due 02/14/2017		11,850		11,874

U.S. Airways Group, Inc.
2.742% due 03/23/2014		26,600		24,595

Vodafone Group PLC
6.250% due 07/24/2016		150,975		150,975
6.875% due 08/17/2015		153,946		153,946

Yell Group PLC
3.991% due 07/31/2014		25,904		8,341

Total Bank Loan Obligations (Cost $1,239,898)				1,188,437

CORPORATE BONDS & NOTES 26.2%

BANKING & FINANCE 21.1%

21st Century Insurance Group
5.900% due 12/15/2013		160		168

Abbey National Capital Trust
8.963% due 12/29/2049		10,000		10,200

Abbey National Treasury Services PLC
2.137% due 04/25/2014		219,900		213,563

ABN AMRO North American Holding Preferred Capital Repackage Trust
6.523% due 12/29/2049		15,000		12,375

ACE INA Holdings, Inc.
5.875% due 06/15/2014		3,400		3,747

AIG SunAmerica Global Financing
6.900% due 03/15/2032		19,896		22,782

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	$	53,429

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$174,000		182,793

Ally Credit Canada Ltd.
6.000% due 05/23/2012	EUR	27,165		36,510

Ally Financial, Inc.
0.000% due 12/01/2012		$32,400		31,428
0.000% due 06/15/2015		2,100		1,714
2.688% due 12/01/2014		12,300		11,633
3.710% due 02/11/2014		511,370		506,277
3.874% due 06/20/2014		299,000		293,068
4.500% due 02/11/2014		214,325		215,129
5.250% due 01/15/2014		61		60
5.500% due 02/15/2017		10,000		10,020
5.700% due 10/15/2013		15		15
5.700% due 12/15/2013		312		306
5.750% due 01/15/2014		150		148
5.850% due 05/15/2013		60		59
5.850% due 06/15/2013		109		108
5.900% due 12/15/2013		194		192
5.900% due 01/15/2019		491		451
5.900% due 02/15/2019		474		437
5.900% due 10/15/2019		86		80
6.000% due 05/23/2012		45,235		45,518
6.000% due 11/15/2013		239		236
6.000% due 12/15/2013		111		109
6.000% due 02/15/2019		5,469		5,073
6.000% due 03/15/2019		15,434		14,225
6.000% due 04/15/2019		3,479		3,183
6.000% due 09/15/2019		569		531
6.050% due 08/15/2019		1,404		1,311
6.050% due 10/15/2019		1,732		1,604
6.100% due 11/15/2013		124		123
6.100% due 09/15/2019		820		762
6.125% due 10/15/2019		306		283
6.150% due 09/15/2013		50		50
6.150% due 11/15/2013		25		25
6.150% due 12/15/2013		35		35
6.150% due 08/15/2019		2,022		1,899
6.150% due 09/15/2019		785		742
6.150% due 10/15/2019		1,736		1,609
6.200% due 11/15/2013		206		204
6.200% due 03/15/2016		135		131
6.200% due 04/15/2019		2,980		2,742
6.250% due 07/15/2013		230		229
6.250% due 10/15/2013		111		111
6.250% due 11/15/2013		170		170
6.250% due 02/15/2016		280		276
6.250% due 12/15/2018		360		338
6.250% due 01/15/2019		554		510
6.250% due 04/15/2019		2,697		2,539
6.250% due 05/15/2019		1,161		1,100
6.250% due 07/15/2019		1,686		1,602
6.300% due 03/15/2013		20		20
6.300% due 10/15/2013		210		208
6.300% due 11/15/2013		211		209
6.300% due 03/15/2016		1,195		1,166
6.300% due 08/15/2019		542		512
6.350% due 02/15/2016		75		73
6.350% due 04/15/2016		259		252
6.350% due 10/15/2016		60		58
6.350% due 04/15/2019		1,208		1,147
6.350% due 07/15/2019		1,540		1,456
6.375% due 01/15/2014		120		119
6.400% due 03/15/2013		50		50
6.400% due 03/15/2016		50		49
6.400% due 12/15/2018		136		128
6.400% due 11/15/2019		2,414		2,248
6.500% due 02/15/2013		130		130
6.500% due 03/15/2013		117		117
6.500% due 04/15/2013		190		190
6.500% due 05/15/2013		228		228
6.500% due 06/15/2013		20		20

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.500% due 08/15/2013	$50	$	50
6.500% due 11/15/2013	443		441
6.500% due 02/15/2016	46		46
6.500% due 03/15/2016	167		164
6.500% due 09/15/2016	436		426
6.500% due 10/15/2016	798		782
6.500% due 06/15/2018	2,870		2,776
6.500% due 11/15/2018	25		24
6.500% due 12/15/2018	812		781
6.500% due 05/15/2019	1,397		1,334
6.500% due 01/15/2020	42		39
6.550% due 10/15/2016	450		443
6.550% due 12/15/2019	105		101
6.600% due 08/15/2016	5,162		5,036
6.600% due 05/15/2018	100		96
6.600% due 06/15/2019	346		332
6.625% due 05/15/2012	110,520		111,390
6.650% due 02/15/2013	46		46
6.650% due 04/15/2016	119		117
6.650% due 06/15/2018	67		63
6.650% due 10/15/2018	562		539
6.700% due 05/15/2014	55		55
6.700% due 06/15/2014	263		263
6.700% due 08/15/2016	125		122
6.700% due 06/15/2018	2,858		2,722
6.700% due 11/15/2018	154		148
6.700% due 06/15/2019	592		578
6.700% due 12/15/2019	60		57
6.750% due 09/15/2012	1,490		1,488
6.750% due 10/15/2012	1,102		1,100
6.750% due 04/15/2013	148		148
6.750% due 06/15/2014	95		95
6.750% due 12/01/2014	198,593		207,555
6.750% due 07/15/2016	236		236
6.750% due 08/15/2016	1,968		1,933
6.750% due 09/15/2016	534		529
6.750% due 11/15/2016	236		234
6.750% due 06/15/2017	23		22
6.750% due 03/15/2018	421		406
6.750% due 07/15/2018	421		406
6.750% due 09/15/2018	286		276
6.750% due 10/15/2018	301		289
6.750% due 11/15/2018	488		476
6.750% due 05/15/2019	2,309		2,235
6.750% due 06/15/2019	751		729
6.800% due 04/15/2013	20		20
6.800% due 09/15/2016	89		88
6.800% due 09/15/2018	310		299
6.800% due 10/15/2018	501		484
6.850% due 04/15/2016	220		218
6.850% due 05/15/2016	60		59
6.850% due 07/15/2016	50		49
6.850% due 05/15/2018	201		195
6.875% due 08/28/2012	348,282		355,216
6.875% due 10/15/2012	987		986
6.875% due 08/15/2016	1,712		1,698
6.875% due 07/15/2018	135		132
6.900% due 06/15/2017	540		528
6.900% due 07/15/2018	1,022		991
6.900% due 08/15/2018	310		304
6.950% due 06/15/2017	138		137
7.000% due 10/15/2012	892		892
7.000% due 12/15/2012	856		857
7.000% due 01/15/2013	947		946
7.000% due 08/15/2013	97		97
7.000% due 05/15/2016	269		266
7.000% due 08/15/2016	64		63
7.000% due 11/15/2016	427		422
7.000% due 12/15/2016	235		233
7.000% due 02/15/2017	75		73
7.000% due 06/15/2017	743		720
7.000% due 07/15/2017	789		769
7.000% due 02/15/2018	3,283		3,215
7.000% due 03/15/2018	508		506
7.000% due 05/15/2018	316		308
7.000% due 08/15/2018	187		182

See Accompanying Notes	1

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
7.000% due 09/15/2018		$336	$	328
7.000% due 02/15/2021		191		185
7.000% due 09/15/2021		386		373
7.000% due 11/15/2024		11,604		11,076
7.050% due 03/15/2018		1,281		1,245
7.050% due 04/15/2018		558		544
7.100% due 09/15/2012		1,800		1,800
7.100% due 01/15/2013		330		330
7.125% due 08/15/2012		10,253		10,253
7.125% due 12/15/2012		304		304
7.125% due 10/15/2017		2,450		2,439
7.150% due 11/15/2012		264		264
7.150% due 06/15/2016		297		294
7.150% due 09/15/2018		353		344
7.150% due 03/15/2025		90		87
7.200% due 10/15/2017		736		723
7.250% due 08/15/2012		6,484		6,518
7.250% due 06/15/2016		375		374
7.250% due 09/15/2017		10,108		9,992
7.250% due 01/15/2018		912		904
7.250% due 04/15/2018		4,778		4,680
7.250% due 08/15/2018		5,497		5,408
7.250% due 09/15/2018		261		256
7.250% due 01/15/2025		2,346		2,283
7.250% due 02/15/2025		297		287
7.250% due 03/15/2025		210		202
7.300% due 12/15/2017		102		100
7.300% due 01/15/2018		2,684		2,627
7.350% due 04/15/2018		2,123		2,069
7.375% due 11/15/2016		5,102		5,075
7.375% due 04/15/2018		357		352
7.400% due 12/15/2017		2,217		2,171
7.500% due 10/15/2012		145		145
7.500% due 12/31/2013		178,389		189,984
7.500% due 05/15/2016		555		555
7.500% due 11/15/2016		8,653		8,589
7.500% due 08/15/2017		752		742
7.500% due 11/15/2017		1,551		1,519
7.500% due 12/15/2017		2,463		2,415
7.500% due 09/15/2020		261,200		283,076
7.500% due 03/15/2025		50		48
7.550% due 05/15/2016		10		10
7.625% due 11/15/2012		151		151
7.750% due 10/15/2012		123		123
7.750% due 10/15/2017		133		133
8.000% due 10/15/2017		167		165
8.000% due 11/15/2017		144		144
8.000% due 12/31/2018		3,500		3,736
8.000% due 11/01/2031		71,670		76,466
8.125% due 11/15/2017		296		293
8.250% due 03/15/2017		40		40
8.300% due 02/12/2015		255,045		278,318
9.000% due 07/15/2015		276		276
9.000% due 07/15/2020		154		154

American Express Bank FSB
0.371% due 05/29/2012		32,325		32,330
0.542% due 06/12/2017		47,000		44,687
5.500% due 04/16/2013		281,640		294,904
6.000% due 09/13/2017		290,055		339,758

American Express Centurion Bank
5.550% due 10/17/2012		16,500		16,926
6.000% due 09/13/2017		265,900		311,464

American Express Co.
4.875% due 07/15/2013		6,300		6,598
7.000% due 03/19/2018		118,214		145,270
7.250% due 05/20/2014		12,500		14,079

American Express Credit Corp.
5.125% due 08/25/2014		84,500		91,946
5.875% due 05/02/2013		174,210		183,238
6.625% due 09/24/2012	GBP	100		163
7.300% due 08/20/2013		$515		557

American General Capital
8.500% due 07/01/2030		112,200		121,285

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

American General Institutional Capital
7.570% due 12/01/2045		$20,000	$	20,100
8.125% due 03/15/2046		90,935		93,208

American International Group, Inc.
0.000% due 10/15/2037		190,000		29,397
0.000% due 01/18/2047		135,329		13,414
0.446% due 10/22/2012	JPY	5,000,000		55,911
1.388% due 07/19/2013	EUR	16,600		21,752
1.400% due 04/03/2012	JPY	5,600,000		67,657
2.750% due 12/21/2016	CHF	23,820		25,595
2.875% due 04/16/2015		87,690		95,996
3.375% due 06/29/2017		23,320		25,353
3.650% due 01/15/2014		$2,800		2,853
3.750% due 11/30/2013		139,700		141,369
4.250% due 05/15/2013		246,666		252,354
4.375% due 04/26/2016	EUR	14,650		19,710
4.500% due 12/20/2017 (p)	HKD	500,000		64,669
4.900% due 06/02/2014	CAD	81,886		84,124
5.000% due 06/26/2017	EUR	23,250		31,513
5.000% due 04/26/2023	GBP	26,500		39,309
5.050% due 10/01/2015		$201,711		215,079
5.450% due 05/18/2017		322,410		347,303
5.600% due 10/18/2016		123,771		134,136
5.850% due 01/16/2018		384,817		419,420
6.250% due 05/01/2036		264,540		286,592
6.250% due 03/15/2087		140,521		127,172
6.400% due 12/15/2020		22,100		25,045
6.765% due 11/15/2017	GBP	194,606		340,771
6.797% due 11/15/2017	EUR	61,132		89,073
7.980% due 06/15/2017	MXN	177,485		13,705
8.000% due 05/22/2068	EUR	132,900		173,083
8.175% due 05/15/2068		$1,012,786		1,077,098
8.250% due 08/15/2018		816,770		982,709
8.625% due 05/22/2068	GBP	122,950		195,774

Amsouth Bank
5.200% due 04/01/2015		$5,000		5,150

ANZ National International Ltd.
3.125% due 08/10/2015		1,400		1,432
6.200% due 07/19/2013		243,350		255,767

ASIF
5.125% due 01/28/2013	GBP	11,482		18,791

ASIF Global Financing
4.900% due 01/17/2013		$55,793		56,741

ASIF Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479		23,984
10.777% due 04/29/2013		13,798,000		10,483

Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		$116,700		118,156
2.400% due 11/23/2016		76,700		77,414

Banco del Estado de Chile
4.125% due 10/07/2020		38,000		39,520

Banco do Brasil S.A.
4.500% due 01/22/2015		32,500		34,255
4.500% due 01/20/2016	EUR	50,000		69,119
6.000% due 01/22/2020		$11,500		12,966

Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000		5,050

Banco Santander Brasil S.A.
2.574% due 03/18/2014		486,400		477,811
4.250% due 01/14/2016		243,300		244,517
4.500% due 04/06/2015		40,400		41,309
4.625% due 02/13/2017		47,500		47,856

Banco Santander Chile
1.811% due 04/20/2012		2,000		2,000
2.162% due 01/19/2016		169,700		162,064
2.875% due 11/13/2012		65,700		65,900

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Bank of America Corp.
0.832% due 10/14/2016 (k)		$45,000	$	39,236
0.833% due 08/15/2016		70,800		60,278
0.974% due 09/11/2012		1,500		1,497
1.141% due 06/11/2012	GBP	5,000		7,989
1.973% due 01/30/2014		$25,200		24,755
2.131% due 07/11/2014		13,200		12,937
4.740% due 02/14/2017	AUD	11,000		9,379
4.750% due 08/15/2013		$500		515
4.750% due 05/23/2017	EUR	5,300		6,053
4.875% due 09/15/2012		$10,250		10,389
4.875% due 01/15/2013		5,310		5,429
5.375% due 09/11/2012		250		254
5.650% due 05/01/2018		69,690		74,471
6.000% due 09/01/2017		268,120		292,297
6.500% due 08/01/2016		10,575		11,636
7.375% due 05/15/2014		137,775		149,621
7.625% due 06/01/2019		8,800		10,159
7.800% due 09/15/2016		2,000		2,225

Bank of America Institutional Capital
8.070% due 12/31/2026		4,400		4,444

Bank of America N.A.
0.754% due 06/15/2016		121,860		108,223
6.000% due 10/15/2036		51,600		51,082

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700		129,026

Bank of India
4.750% due 09/30/2015		14,200		14,531

Bank of Montreal
1.300% due 10/31/2014		95,000		95,891
1.950% due 01/30/2018		63,200		63,964
2.850% due 06/09/2015		135,500		142,914

Bank of New York Mellon Corp.
4.500% due 04/01/2013		500		519
6.375% due 04/01/2012		200		200

Bank of Nova Scotia
1.650% due 10/29/2015 (k)		164,300		167,071
1.950% due 01/30/2017		79,300		80,259
2.250% due 01/22/2013		48,000		48,672

Bank of Scotland PLC
5.500% due 06/15/2012		12,000		12,094
5.625% due 05/23/2013	EUR	3,900		5,413

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		$3,100		3,287

Bank One Corp.
4.900% due 04/30/2015		10,000		10,742

Barclays Bank PLC
2.053% due 01/28/2015		20,000		19,364
2.375% due 01/13/2014		42,000		42,319
2.500% due 01/23/2013		65,000		65,583
5.200% due 07/10/2014		4,400		4,665
5.450% due 09/12/2012		272,350		277,485
6.000% due 01/23/2018	EUR	4,400		5,893
6.050% due 12/04/2017		$252,836		261,156
10.179% due 06/12/2021		496,697		589,112
14.000% due 11/29/2049	GBP	318,158		625,940

Barnett Capital
1.172% due 02/01/2027		$2,000		1,412

Barrick International Barbados Corp.
5.750% due 10/15/2016		100		115

BB&T Corp.
4.750% due 10/01/2012		145		148

BBVA Bancomer S.A.
4.500% due 03/10/2016		96,500		99,878
6.500% due 03/10/2021		191,600		200,701

BBVA Senior Finance S.A.U.
4.000% due 03/22/2013	EUR	9,100		12,286

2	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Bear Stearns Cos. LLC
0.883% due 11/21/2016		$58,706	$	56,235
6.400% due 10/02/2017		271,429		316,331
7.250% due 02/01/2018		44,365		53,549

BFC Finance Corp.
7.375% due 12/01/2017		728		851

BM&FBovespa S.A.
5.500% due 07/16/2020		16,500		17,696

BNP Paribas Home Loan SFH
4.500% due 05/30/2014	EUR	3,800		5,412
4.750% due 05/28/2013		2,900		4,034

BNP Paribas S.A.
0.983% due 04/08/2013		$21,000		20,832
3.600% due 02/23/2016		36,000		36,400
4.730% due 04/29/2049	EUR	5,000		5,202
5.186% due 06/29/2049		$12,850		11,244
5.954% due 07/29/2049	GBP	14,850		17,933
7.195% due 06/29/2049		$25,500		22,886

BNY Mellon N.A.
4.750% due 12/15/2014		50		54

BNZ International Funding Ltd.
2.625% due 06/05/2012		10,000		10,032

Boeing Capital Corp.
5.800% due 01/15/2013		80		83

BPCE S.A.
2.277% due 02/07/2014		72,000		70,428
2.375% due 10/04/2013		59,900		58,928
4.625% due 07/29/2049	EUR	2,700		2,728
9.000% due 03/29/2049		10,200		12,583

BRFkredit A/S
0.817% due 04/15/2013		$300		300

Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		65,000		66,230

Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000		140,766

Capital One Capital
8.875% due 05/15/2040		53,600		54,111
10.250% due 08/15/2039		30,000		30,975

Capital One Financial Corp.
6.250% due 11/15/2013		193		206
6.750% due 09/15/2017		230,213		271,370
7.375% due 05/23/2014		13,012		14,410

Caterpillar Financial Services Corp.
5.605% due 06/29/2012	AUD	39,500		41,037

CBA Capital Trust
5.805% due 08/29/2049		$7,500		7,544

Charter One Bank N.A.
6.375% due 05/15/2012		6,350		6,377

Cie de Financement Foncier
2.125% due 04/22/2013		4,000		4,023

CIT Group, Inc.
5.250% due 04/01/2014		90,900		93,286

Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950		20,358

CitiFinancial, Inc.
6.625% due 06/01/2015		10,000		10,624

Citigroup Capital
8.300% due 12/21/2077		624,197		631,687

Citigroup Global Markets Holdings, Inc.
1.270% due 05/13/2035	EUR	20,000		13,051

Citigroup, Inc.
0.600% due 03/07/2014		$21,000		20,316
0.745% due 06/09/2016		87,900		77,222
0.811% due 11/05/2014		1,265		1,213

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
0.960% due 06/28/2013	EUR	12,600	$	16,654
1.107% due 03/05/2014		20,000		26,027
1.353% due 02/15/2013		$276,400		275,144
2.027% due 01/13/2014		404,200		402,008
2.203% due 05/15/2018		1,250		1,189
2.510% due 08/13/2013		215,480		216,208
3.625% due 11/30/2017	EUR	1,650		1,921
4.250% due 02/25/2030		60,000		64,818
4.587% due 12/15/2015		$47,135		49,680
4.750% due 05/31/2017	EUR	11,500		13,453
4.750% due 02/10/2019		25,975		31,543
5.000% due 09/15/2014		$75,470		78,197
5.300% due 10/17/2012		292,268		298,114
5.500% due 08/27/2012		203,242		206,931
5.500% due 04/11/2013		800,970		831,380
5.625% due 08/27/2012		36,517		37,136
5.850% due 07/02/2013		77,279		80,869
5.875% due 07/01/2024	GBP	10,150		15,633
6.000% due 12/13/2013		$9,508		10,077
6.000% due 08/15/2017		79,142		88,075
6.010% due 01/15/2015		35,718		38,833
6.125% due 11/21/2017		115,975		129,571
6.125% due 05/15/2018		96,020		107,748
6.375% due 08/12/2014		16,784		18,219
6.393% due 03/06/2023	EUR	70,100		88,405
6.400% due 03/27/2013		9,200		12,796
6.500% due 08/19/2013		$256,804		271,754
7.375% due 06/16/2014	EUR	18,400		26,991
8.125% due 07/15/2039		$118,249		153,327
8.500% due 05/22/2019		42,946		53,006

CNA Financial Corp.
6.500% due 08/15/2016		6,250		7,029

Commonwealth Bank of Australia
1.000% due 07/12/2013		13,100		13,167

Corp. Andina de Fomento
8.125% due 06/04/2019		1,740		2,165

Countrywide Financial Corp.
0.967% due 05/07/2012		2,273		2,274
5.800% due 06/07/2012 (k)		398,383		401,544
6.250% due 05/15/2016		44,755		46,671

Credit Agricole Home Loan SFH
1.311% due 07/21/2014		12,600		12,356

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	11,350		12,436

Credit Suisse
2.200% due 01/14/2014		$141,400		142,837
5.000% due 05/15/2013		231,900		240,837
5.300% due 08/13/2019		8,100		8,940

Credit Suisse USA, Inc.
5.500% due 08/15/2013		275		289

Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		10,100		10,468

DanFin Funding Ltd.
1.267% due 07/16/2013		21,000		21,211

Danske Bank A/S
1.617% due 04/14/2014		12,600		12,398
2.500% due 05/10/2012		100		100
5.684% due 12/29/2049	GBP	17,100		22,401

DBS Bank Ltd.
0.718% due 05/16/2017		$22,000		21,945
5.000% due 11/15/2019		8,000		8,446

Deutsche Bank AG
1.532% due 09/22/2015	EUR	13,400		16,924
4.875% due 05/20/2013		$276,385		286,751
6.000% due 09/01/2017		24,250		27,555

Deutsche Bank Capital Funding Trust
3.440% due 12/29/2049		14,600		9,928

Dexia Credit Local
0.880% due 03/05/2013		286,500		274,614
2.000% due 03/05/2013		153,970		152,359

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Dexia Credit Local S.A.
1.033% due 04/29/2014		$885,740	$	826,158
1.291% due 02/19/2013	EUR	4,000		5,216
2.750% due 01/10/2014		$211,070		205,134
2.750% due 04/29/2014		152,600		149,059

DNB Bank ASA
3.200% due 04/03/2017 (c)		43,100		43,310

DNB Boligkreditt A/S
4.125% due 02/01/2013	EUR	3,200		4,389

Eksportfinans ASA
0.783% due 04/05/2013		$8,325		8,022
0.783% due 10/07/2013		17,750		16,802
0.890% due 06/16/2015	JPY	1,900,000		19,668
0.975% due 03/09/2015		$5,000		4,810
1.600% due 03/20/2014	JPY	219,000		2,463
1.875% due 04/02/2013		$13,742		13,402
2.000% due 09/15/2015		10,165		9,026
2.375% due 06/26/2013	CHF	1,000		1,094
2.375% due 05/25/2016		$15,900		14,026
2.875% due 11/16/2016	CHF	1,100		1,110
3.000% due 11/17/2014		$22,604		21,427
5.500% due 05/25/2016		1,100		1,078
5.500% due 06/26/2017		7,925		7,719

European Financial Stability Facility
3.375% due 07/05/2021	EUR	20,100		27,882

European Investment Bank
1.250% due 09/20/2012	JPY	44,700		543
3.625% due 01/15/2021	EUR	44,200		63,301
4.625% due 04/15/2020		47,600		73,023

Export-Import Bank of Korea
2.274% due 03/21/2015		$184,600		184,456
4.000% due 01/29/2021		66,500		65,747
4.125% due 09/09/2015		19,200		20,230
5.125% due 06/29/2020		116,061		124,937
5.750% due 05/22/2013	EUR	1,800		2,489
5.875% due 01/14/2015		$27,060		29,610
8.125% due 01/21/2014		44,200		48,913

FCE Bank PLC
7.125% due 01/15/2013	EUR	319,300		442,352

FIA Card Services N.A.
6.625% due 06/15/2012		$10,000		10,074
7.125% due 11/15/2012		12,845		13,169

Fifth Third Bancorp
6.250% due 05/01/2013		100,180		105,392
8.250% due 03/01/2038		2,800		3,719

FIH Erhvervsbank A/S
0.844% due 06/13/2013		24,300		24,312

First Horizon National Corp.
5.375% due 12/15/2015		2,800		2,977

FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200		1,146

FNBC Pass-Through Trust
8.080% due 01/05/2018		164		184

Ford Motor Credit Co. LLC
3.875% due 01/15/2015		100,000		101,042
5.625% due 09/15/2015		15,400		16,416
5.875% due 08/02/2021		159,100		171,852
6.625% due 08/15/2017		49,000		54,348
7.000% due 10/01/2013		94,314		100,795
7.000% due 04/15/2015		84,391		92,396
7.500% due 08/01/2012		389,176		395,111
7.800% due 06/01/2012		16,876		17,024
8.000% due 06/01/2014		282,963		311,632
8.000% due 12/15/2016		182,919		212,492
8.125% due 01/15/2020		30,400		36,849
8.700% due 10/01/2014		142,610		161,637
12.000% due 05/15/2015		81,265		100,972

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100		134

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

GE Capital European Funding
1.270% due 05/17/2021	EUR	5,000	$	5,815

GE Capital UK Funding
1.186% due 03/20/2017	GBP	79,650		116,252
6.000% due 04/11/2013		84		140

General Electric Capital Corp.
0.474% due 09/20/2013		$25,000		24,635
0.579% due 05/29/2012		700		698
0.604% due 03/20/2014		200		198
0.604% due 06/20/2014		38,000		36,916
0.614% due 12/20/2013		5,000		4,810
0.624% due 12/28/2018		27,400		23,494
0.644% due 03/20/2017		7,000		6,466
0.773% due 10/06/2015		13,500		12,976
0.911% due 05/05/2026		19,950		16,316
4.625% due 09/15/2066	EUR	10,200		10,675
5.500% due 09/15/2067		175,250		208,021
5.875% due 01/14/2038		$455,687		501,183
6.000% due 06/15/2012		300		303
6.375% due 11/15/2067		265,200		271,167
6.500% due 09/15/2067	GBP	4,500		6,910
6.875% due 01/10/2039		$11,600		14,333
8.125% due 05/15/2012		250		252

General Electric Capital Services, Inc.
7.500% due 08/21/2035		46,700		60,458

Genworth Financial, Inc.
6.515% due 05/22/2018		15,000		15,521
7.700% due 06/15/2020		15,000		15,723

Genworth Global Funding Trusts
0.643% due 05/15/2012		16,279		16,265

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		40,440		41,961

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700		17,593

GMAC International Finance BV
7.500% due 04/21/2015	EUR	79,120		108,688

Golden West Financial Corp.
4.750% due 10/01/2012		$7,400		7,554

Goldman Sachs Capital
5.793% due 06/01/2043		15,200		10,507
6.345% due 02/15/2034		3,000		2,801

Goldman Sachs Group, Inc.
0.871% due 03/29/2017		35,000		29,775
0.924% due 03/22/2016		37,925		34,651
0.961% due 07/22/2015		21,726		20,331
1.080% due 01/12/2015		21,580		20,522
1.376% due 05/23/2016	EUR	131,500		159,792
1.386% due 05/18/2015		35,640		44,432
1.408% due 02/04/2013		400		531
1.492% due 01/30/2017		58,850		69,993
1.527% due 02/07/2014		$147,855		145,261
1.553% due 07/29/2013		33,800		33,749
1.570% due 08/12/2015 (p)	EUR	50,000		62,224
4.750% due 07/15/2013		$500		518
4.750% due 01/28/2014	EUR	1,800		2,496
5.150% due 01/15/2014		$10,000		10,516
5.250% due 07/27/2021		166,335		164,898
5.350% due 01/15/2016		10,255		10,883
5.950% due 01/18/2018		273,965		295,409
5.950% due 01/15/2027		2,690		2,696
6.000% due 05/01/2014		18,140		19,455
6.150% due 04/01/2018		377,525		407,619
6.250% due 09/01/2017		385,700		423,152
6.375% due 05/02/2018	EUR	3,400		4,947
6.750% due 10/01/2037		$322,624		315,378
7.500% due 02/15/2019		57,253		65,485

GSPA Monetization Trust
6.422% due 10/09/2029		21,486		20,653

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

HBOS Capital Funding LP
6.071% due 06/29/2049		$30,450	$	21,848

HBOS PLC
1.170% due 09/30/2016		3,000		2,322
1.469% due 03/29/2016	EUR	14,953		15,855
1.791% due 09/01/2016		1,231		1,297
6.750% due 05/21/2018		$265,038		249,002

HCP, Inc.
2.700% due 02/01/2014		14,000		14,201
5.625% due 02/28/2013		3,225		3,336
5.650% due 12/15/2013		2,530		2,685
6.000% due 01/30/2017		1,700		1,891
6.300% due 09/15/2016		13,000		14,599
6.450% due 06/25/2012		13,675		13,835
6.700% due 01/30/2018		27,900		32,259

Health Care REIT, Inc.
5.875% due 05/15/2015		5,000		5,440

HSBC Bank Capital Funding Sterling LP
5.862% due 04/29/2049	GBP	15,886		21,606

HSBC Bank PLC
2.000% due 01/19/2014		$148,800		149,407

HSBC Capital Funding LP
10.176% due 12/29/2049		66,160		87,993

HSBC Finance Corp.
0.817% due 01/15/2014		5,000		4,861
0.918% due 06/01/2016		27,000		24,487
1.583% due 04/05/2013	EUR	71,400		94,633
6.375% due 11/27/2012		$2,500		2,583
7.000% due 05/15/2012		6,165		6,210

HSBC Finance Corp. CPI Linked Bond
5.050% due 01/10/2014		264		268
5.130% due 11/10/2013		229		232
5.180% due 10/10/2013		100		101
5.310% due 11/10/2013		550		558
5.420% due 09/15/2013		1,115		1,141

HSBC France S.A.
4.875% due 01/15/2014	EUR	1,700		2,404

HSBC Holdings PLC
6.500% due 05/02/2036		$179,600		199,824

HSBC USA, Inc.
2.375% due 02/13/2015		75,300		75,869

ILFC E-Capital Trust
5.030% due 12/21/2065		32,706		21,918
6.250% due 12/21/2065		36,420		26,860

ING Bank NV
1.524% due 03/15/2013		282,500		282,677
1.875% due 06/09/2014		204,200		202,171
2.000% due 10/18/2013		91,600		91,351
2.500% due 01/14/2016 (k)		92,700		94,223
2.650% due 01/14/2013		43,260		43,500
3.900% due 03/19/2014		2,600		2,736

International Lease Finance Corp.
0.927% due 07/13/2012		29,885		29,735
5.000% due 09/15/2012		68,041		68,721
5.250% due 01/10/2013		15,000		15,225
5.300% due 05/01/2012		198,975		200,145
5.550% due 09/05/2012		28,915		29,240
5.625% due 09/20/2013		54,718		55,607
5.875% due 05/01/2013		57,540		59,122
6.375% due 03/25/2013		100,109		103,363
6.625% due 11/15/2013		88,813		91,033
6.750% due 09/01/2016		157,760		169,789
7.125% due 09/01/2018		27,358		29,957

Intesa Sanpaolo SpA
2.892% due 02/24/2014		366,800		357,969
3.625% due 08/12/2015		6,000		5,737
6.500% due 02/24/2021		40,000		38,695

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

IPIC GMTN Ltd.
3.125% due 11/15/2015		$27,000	$	27,405
4.875% due 05/14/2016	EUR	1,400		1,994
5.000% due 11/15/2020		$50,900		52,300

iStar Financial, Inc.
5.950% due 10/15/2013		10,000		9,625

Itau Unibanco Holding S.A.
5.650% due 03/19/2022		25,000		25,138
6.200% due 04/15/2020		12,100		12,826

John Deere Capital Corp.
4.950% due 12/17/2012		85		88
5.100% due 01/15/2013		75		78

JPMorgan Chase & Co.
0.697% due 11/01/2012		3,500		3,506
1.067% due 09/26/2013	EUR	30,975		41,181
1.224% due 05/02/2014		$74,200		74,372
1.361% due 01/24/2014		30,000		30,149
1.667% due 10/12/2015	EUR	0		0
3.150% due 07/05/2016		$158,570		163,594
4.400% due 07/22/2020		11,000		11,427
4.750% due 05/01/2013		753		784
5.750% due 01/02/2013		40,425		41,880
6.000% due 01/15/2018		179,350		207,680
6.300% due 04/23/2019		74,900		86,648
7.900% due 04/29/2049		12,040		13,236

JPMorgan Chase Bank N.A.
0.804% due 06/13/2016		73,765		68,607
5.375% due 09/28/2016	GBP	4,100		6,981
6.000% due 10/01/2017		$317,700		363,861

JPMorgan Chase Capital
1.492% due 01/15/2087		15,400		11,288
6.550% due 09/15/2066		48,900		49,389
6.950% due 08/01/2066		23,500		23,688
7.000% due 11/01/2039		50,000		50,925

KBC Internationale Financieringsmaatschappij NV
5.000% due 03/16/2016	EUR	7,300		10,095

KeyBank N.A.
7.413% due 10/15/2027		$71,850		80,420

KeyCorp
6.500% due 05/14/2013		100,000		105,536

Kimco Realty Corp.
5.700% due 05/01/2017		2,000		2,193

Korea Finance Corp.
3.250% due 09/20/2016		21,600		21,818

Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012		640,080		641,259
3.125% due 06/15/2018	EUR	50,000		72,034
4.000% due 01/27/2020		$138,940		155,910
4.125% due 10/15/2014		245		266
4.875% due 06/17/2019		13,600		16,106

Landwirtschaftliche Rentenbank
1.875% due 09/24/2012		125		126
4.875% due 11/16/2015		175		198

LBG Capital PLC
6.385% due 05/12/2020	EUR	4,000		4,230
7.375% due 03/12/2020		1,015		1,116
7.588% due 05/12/2020	GBP	41,800		57,165
7.625% due 12/09/2019		11,720		15,559
7.625% due 10/14/2020	EUR	5,005		5,510
7.867% due 12/17/2019	GBP	24,967		34,144
7.869% due 08/25/2020		47,400		65,202
7.875% due 11/01/2020		$85,887		78,157
8.000% due 12/29/2049		65,870		57,287
8.500% due 12/29/2049		55,100		45,182
8.875% due 02/07/2020	EUR	5,000		6,055
9.125% due 07/15/2020	GBP	3,233		4,615
9.334% due 02/07/2020		36,103		53,878
11.040% due 03/19/2020		22,553		37,033
15.000% due 12/21/2019		9,100		18,049
15.000% due 12/21/2019	EUR	4,800		7,932

4	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000	$205,504
3.250% due 05/22/2014	EUR	1,200	1,679

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 ^	JPY	900,000	2,012
1.690% due 06/05/2012 ^		600,000	1,287
4.850% due 09/03/2013 ^(p)	CAD	15,770	4,250
5.625% due 01/24/2013 ^		$13,070	3,921
5.750% due 01/03/2017 ^		200	0
6.750% due 12/28/2017 ^		20,000	7
7.000% due 04/16/2019 ^		90	26
7.500% due 05/11/2038 ^		85,000	30

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		10,200	10,755

Lloyds TSB Bank PLC
2.800% due 04/02/2012		58,700	58,700
2.911% due 01/24/2014		50,700	50,525
4.375% due 01/12/2015		2,500	2,564
4.875% due 01/21/2016		187,700	194,749
5.625% due 03/05/2018	EUR	2,200	2,564
5.800% due 01/13/2020		$26,200	26,943
6.375% due 01/21/2021		4,090	4,396
12.000% due 12/29/2049		1,200,172	1,256,884

Loews Corp.
5.250% due 03/15/2016		37,500	41,499

Macquarie Bank Ltd.
3.300% due 07/17/2014		188,400	198,832

Majapahit Holding BV
7.250% due 06/28/2017		9,100	10,556
7.750% due 01/20/2020		10,000	12,100
8.000% due 08/07/2019		4,600	5,612

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,957
9.250% due 04/15/2019		16,500	21,765

MBNA Corp.
6.125% due 03/01/2013		20,100	20,806

Mellon Funding Corp.
5.000% due 12/01/2014		100	109

Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,506

Merrill Lynch & Co., Inc.
0.710% due 06/05/2012		116,217	116,193
1.027% due 01/15/2015		40,900	37,935
1.092% due 05/02/2017		1,100	894
1.306% due 05/30/2014	EUR	64,400	81,625
1.314% due 08/25/2014		2,000	2,530
1.398% due 01/31/2014		42,100	53,735
1.645% due 07/22/2014		35,090	44,466
4.625% due 09/14/2018		2,000	2,487
4.875% due 05/30/2014		4,400	6,095
5.000% due 01/15/2015		$3,070	3,205
5.450% due 02/05/2013		42,929	44,151
5.571% due 10/04/2012		59,500	60,000
6.000% due 02/11/2013	EUR	5,000	6,883
6.050% due 08/15/2012		$607,492	618,100
6.150% due 04/25/2013		90,125	93,901
6.400% due 08/28/2017		316,429	345,394
6.500% due 07/15/2018		32,250	35,095
6.750% due 05/21/2013	EUR	5,000	6,972
6.875% due 04/25/2018		$808,945	900,204
6.875% due 11/15/2018		62,731	69,908
7.750% due 04/30/2018	GBP	3,850	6,814

MetLife Capital Trust
7.875% due 12/15/2067		$19,400	21,437
9.250% due 04/08/2068		1,700	2,057

MetLife Institutional Funding
1.368% due 04/04/2014		27,000	27,112

MetLife, Inc.
5.375% due 12/15/2012		255	263
6.400% due 12/15/2066		70,810	69,570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Life Global Funding
5.125% due 04/10/2013		$42,400	$44,331
5.250% due 01/09/2014	GBP	150	254

Monumental Global Funding Ltd.
5.500% due 04/22/2013		$56,900	59,408

Morgan Stanley
0.883% due 01/09/2014		61,375	58,392
1.015% due 10/18/2016		102,400	88,026
1.047% due 10/15/2015		71,020	63,955
1.306% due 11/29/2013	EUR	41,600	53,446
1.321% due 03/01/2013		73,900	97,528
1.525% due 05/02/2014		22,400	28,360
1.533% due 04/29/2013		$36,300	35,997
1.651% due 01/16/2017	EUR	49,400	57,049
2.161% due 01/24/2014		$347,200	337,971
3.006% due 05/14/2013		322,350	324,891
4.100% due 01/26/2015		145,000	145,601
4.788% due 03/01/2013	AUD	1,200	1,225
4.877% due 08/08/2012		10,800	11,156
5.750% due 10/18/2016		$17,600	18,215
5.950% due 12/28/2017		122,600	126,350
6.000% due 05/13/2014		20,295	21,251
6.250% due 08/28/2017		33,700	35,520
6.625% due 04/01/2018		34,900	36,786

National Australia Bank Ltd.
0.664% due 06/19/2017		75,200	74,178
1.301% due 04/11/2014		2,800	2,792
1.507% due 07/25/2014		164,400	165,049
5.350% due 06/12/2013		186,330	195,981

National Bank of Canada
2.200% due 10/19/2016		267,100	274,609

National City Bank
4.625% due 05/01/2013		8,430	8,755

Nationwide Building Society
4.650% due 02/25/2015		78,000	80,269
6.250% due 02/25/2020		1,500	1,557

Nationwide Life Global Funding
5.450% due 10/02/2012		8,400	8,534

New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	6,931

New York Life Global Funding
4.650% due 05/09/2013		17,100	17,826

NIBC Bank NV
2.800% due 12/02/2014		22,670	23,550

NiSource Finance Corp.
5.210% due 11/28/2012		15,000	15,360

Nomura Holdings, Inc.
5.000% due 03/04/2015		8,000	8,325

Nordea Bank AB
2.125% due 01/14/2014		70,900	71,168
2.250% due 03/20/2015		13,900	13,915

Nordea Eiendomskreditt A/S
1.003% due 04/07/2015		2,000	1,944

Northern Rock Asset Management PLC
5.625% due 06/22/2017		20,100	21,769

Northern Trust Co.
4.600% due 02/01/2013		65	67

OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,400	93,386

Pacific Life Funding LLC
1.538% due 02/05/2021	EUR	4,500	5,234

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	31,978
5.150% due 04/15/2013		$11,700	12,201

Pacific Life Insurance Co.
9.250% due 06/15/2039		161,005	208,620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific LifeCorp
6.000% due 02/10/2020		$76,900	$83,932

PNC Preferred Funding Trust
2.124% due 03/29/2049		2,000	1,529
8.700% due 03/29/2049		13,600	14,018

Pricoa Global Funding
0.673% due 09/27/2013		2,300	2,281
5.300% due 09/27/2013		21,000	22,241

Principal Financial Global Funding LLC
2.375% due 01/24/2013	CHF	5,000	5,608

Principal Life Income Funding Trusts
5.300% due 04/24/2013		$155,300	162,277

Progressive Corp.
6.700% due 06/15/2067		22,800	23,681

Prudential Financial, Inc. CPI Linked Bond
4.910% due 06/10/2013		20,000	20,428

Prudential Holdings LLC
1.349% due 12/18/2017		5,980	5,615
8.695% due 12/18/2023		4,205	5,238

Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,601

Qatari Diar Finance QSC
5.000% due 07/21/2020		21,300	22,924

QNB Finance Ltd.
3.125% due 11/16/2015		7,800	7,849

Rabobank Group
2.650% due 08/17/2012		300	303
4.750% due 01/15/2020		2,200	2,310
6.875% due 03/19/2020	EUR	13,200	17,033
11.000% due 12/29/2049		$335,027	427,644

RBS Capital Trust
4.709% due 12/29/2049		1,690	1,065

RCI Banque S.A.
2.451% due 04/11/2014		7,800	7,544

Regions Financial Corp.
0.644% due 06/26/2012		35,170	35,079
6.375% due 05/15/2012		125	127
7.750% due 11/10/2014		60,470	66,593

Reinsurance Group of America, Inc.
5.000% due 06/01/2021		40,000	41,644

Resona Bank Ltd.
5.850% due 09/29/2049		21,750	22,633

Royal Bank of Scotland Group PLC
1.175% due 03/09/2015		35,000	30,454
1.211% due 09/29/2015		81,200	68,614
1.281% due 04/11/2016		20,576	16,769
1.352% due 10/14/2016		32,500	26,325
1.461% due 04/23/2012		51,100	51,118
1.997% due 03/30/2015 (p)	CAD	35,000	28,756
2.625% due 05/11/2012		$51,265	51,358
2.913% due 08/23/2013		10,400	10,402
3.950% due 09/21/2015		130,800	132,358
4.875% due 03/16/2015		103,943	108,118
5.000% due 11/12/2013		30,024	30,165
5.000% due 10/01/2014		9,346	9,237
5.000% due 05/17/2015		29,867	30,197
5.230% due 10/27/2014	AUD	5,000	4,531
5.375% due 09/30/2019	EUR	20,800	28,301
6.200% due 03/29/2049	GBP	15,000	15,699
6.625% due 09/17/2018		23,050	40,426
6.934% due 04/09/2018	EUR	16,000	20,080
7.640% due 03/29/2049		$58,400	40,296
7.648% due 08/29/2049		51,390	43,810

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		29,300	31,205
7.125% due 01/14/2014		10,700	11,417
7.175% due 05/16/2013		1,300	1,364

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SAFG Retirement Services, Inc.
8.125% due 04/28/2023		$3,225	$3,703

Santander Issuances S.A.U.
5.750% due 01/31/2018	GBP	5,000	6,357
5.911% due 06/20/2016		$7,900	7,694
7.300% due 07/27/2019	GBP	3,250	4,764

Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$20,300	20,210
3.724% due 01/20/2015		17,500	17,096

Santander UK PLC
1.306% due 08/28/2017 (p)	EUR	67,000	71,500

Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$18,200	18,564
6.125% due 02/07/2022		2,700	2,784

Scotland International Finance BV
4.250% due 05/23/2013		9,382	9,426

Shinhan Bank
4.125% due 10/04/2016		25,000	25,878

SLM Corp.
0.860% due 01/27/2014		109,618	104,747
1.206% due 06/17/2013	EUR	15,000	19,406
3.125% due 09/17/2012		25,063	33,465
4.000% due 07/25/2014		$5,000	5,032
4.250% due 08/11/2014		3,343	3,384
4.800% due 02/13/2014 (p)	HKD	74,000	9,674
4.875% due 12/17/2012	GBP	23,200	36,895
5.000% due 10/01/2013		$88,135	90,338
5.000% due 04/15/2015		19,358	19,714
5.050% due 11/14/2014		24,900	25,532
5.125% due 08/27/2012		67,655	68,168
5.140% due 06/15/2016		80,000	77,712
5.375% due 01/15/2013		90,025	91,842
5.375% due 05/15/2014		33,267	34,369
5.625% due 08/01/2033		6,000	5,125
6.000% due 05/10/2012	AUD	10,000	10,326
6.200% due 06/15/2024		$10	9
6.250% due 01/25/2016		46,100	47,976
8.000% due 03/25/2020		43,850	47,468
8.450% due 06/15/2018		155,950	174,664

SLM Corp. CPI Linked Bond
4.991% due 01/31/2014		13,400	13,858
5.021% due 01/01/2014		7,701	7,903
5.087% due 11/21/2013		3,670	3,728
5.112% due 09/15/2015		10,000	9,769
5.171% due 11/01/2013		16,300	16,500

SMFG Preferred Capital Ltd.
9.500% due 07/29/2049		7,700	9,086

Societe Generale S.A.
1.631% due 04/11/2014		83,300	79,414
5.922% due 04/29/2049		4,900	3,992
7.756% due 05/29/2049	EUR	2,700	3,115
9.375% due 09/29/2049		18,700	23,345

Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	9,302

Sovereign Bank
8.750% due 05/30/2018		10,000	11,756

Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	78,555	96,416
4.125% due 11/29/2013		87,400	100,334
4.875% due 07/15/2012		$129,025	125,477
5.375% due 10/01/2012		172,913	166,429
5.400% due 12/01/2015		40,159	33,432
5.500% due 12/15/2012		1,000	921
5.850% due 06/01/2013		44,117	40,919
5.900% due 09/15/2012		68,230	66,013
6.500% due 09/15/2017		16,000	12,400
6.900% due 12/15/2017		176,100	138,239

SSIF Nevada LP
1.267% due 04/14/2014		27,500	27,307

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Bank of India
4.500% due 07/27/2015		$194,900	$201,723

State Street Capital Trust
1.474% due 06/01/2077		69,700	51,549
5.464% due 01/29/2049		32,974	33,122

Stone Street Trust
5.902% due 12/15/2015		5,200	5,228

Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		51,300	51,813

SunAmerica Financial Group, Inc.
6.625% due 02/15/2029		56,950	57,870
7.500% due 07/15/2025		15,080	17,780

SunTrust Bank
1.152% due 06/22/2012	GBP	5,000	7,979

Svensk Exportkredit AB
5.125% due 03/01/2017		$75	85

Svenska Handelsbanken AB
1.474% due 09/14/2012		87,000	87,272
2.875% due 09/14/2012		170	172

Swedbank AB
2.900% due 01/14/2013		5,000	5,086
3.125% due 03/04/2013	EUR	350	475

Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$24,600	25,354

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		65,000	80,542

Temasek Financial Ltd.
4.300% due 10/25/2019		158,700	173,093

Toll Road Investors Partnership LP
0.000% due 02/15/2045		769	93

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	2,700	4,016

Travelers Property Casualty Corp.
5.000% due 03/15/2013		$70	73

Turkiye Garanti Bankasi A/S
3.061% due 04/20/2016		89,000	83,438

U.S. Bank N.A.
1.129% due 02/28/2017	EUR	10,950	13,655

UBS AG
1.553% due 01/28/2014		$66,400	66,178
2.250% due 08/12/2013		36,200	36,438
4.875% due 01/21/2013	EUR	4,000	5,481
5.750% due 04/25/2018		$244,575	268,055
5.875% due 12/20/2017		191,675	212,719
7.750% due 09/01/2026		5,000	5,890

UBS Preferred Funding Trust
6.243% due 05/29/2049		25,675	25,097

UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	3,928

USB Realty Corp.
1.719% due 12/29/2049		30,200	22,909

VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		15,800	16,768

Wachovia Bank N.A.
0.804% due 03/15/2016		26,700	25,260
0.917% due 11/03/2014		113,300	110,466
4.830% due 05/25/2017	AUD	1,100	1,002
5.600% due 03/15/2016		$19,800	22,052

Wachovia Capital Trust
5.570% due 03/29/2049		162,615	154,281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Corp.
0.691% due 04/23/2012		$200	$200
0.737% due 08/01/2013		15,650	15,668
0.744% due 06/15/2017		1,875	1,778
0.893% due 10/28/2015		5,500	5,243
1.220% due 02/13/2014	EUR	62,000	82,027
2.317% due 05/01/2013		$21,380	21,780
4.660% due 05/25/2012	AUD	70,800	73,274
4.875% due 02/15/2014		$21,280	22,491
5.250% due 08/01/2014		2,900	3,123
5.500% due 05/01/2013		191,504	201,167
5.625% due 10/15/2016		70,300	78,435
5.750% due 02/01/2018		263,210	306,325

Waha Aerospace BV
3.925% due 07/28/2020		5,015	5,207

WEA Finance LLC
6.750% due 09/02/2019		1,005	1,163

Wells Fargo & Co.
4.375% due 01/31/2013		9,400	9,691
4.557% due 05/15/2013	AUD	20,000	20,505
4.558% due 05/10/2012		5,000	5,176
4.950% due 10/16/2013		$25	26
5.125% due 09/01/2012		300	306
5.250% due 10/23/2012		14,180	14,554
7.980% due 03/29/2049		399,831	437,315

Wells Fargo Bank N.A.
0.708% due 05/16/2016		1,500	1,431
4.750% due 02/09/2015		13,600	14,598

Westpac Banking Corp.
1.047% due 07/16/2014		300	303
1.200% due 03/31/2014		1,300	1,299
2.250% due 11/19/2012		107,300	108,464
2.450% due 11/28/2016		100,000	101,121
3.585% due 08/14/2014		15,600	16,498

Weyerhaeuser Co.
7.125% due 07/15/2023		7,000	7,346
7.375% due 10/01/2019		31,500	36,195
7.375% due 03/15/2032		58,214	62,041
8.500% due 01/15/2025		5,245	5,998

WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,621

XL Group PLC
5.250% due 09/15/2014		5,500	5,829

Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/29/2049	EUR	19,000	25,637

			53,374,571

INDUSTRIALS 3.5%

Aetna, Inc.
6.000% due 06/15/2016		$15,000	17,343

Alcoa, Inc.
5.720% due 02/23/2019		4,127	4,402
6.150% due 08/15/2020		3,855	4,155
6.750% due 07/15/2018		12,600	14,377

Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,175

Altria Group, Inc.
8.500% due 11/10/2013		24,805	27,726
9.250% due 08/06/2019		91,160	122,725
9.700% due 11/10/2018		98,978	134,633

America Movil S.A.B. de C.V.
3.750% due 06/28/2017	EUR	2,100	3,015
5.000% due 03/30/2020		$133,200	148,735
6.125% due 03/30/2040		52,700	61,545

America West Airlines Pass-Through Trust
6.870% due 07/02/2018		1,111	1,078

6	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines Pass-Through Trust
10.375% due 01/02/2021	$12,237	$13,308

American Airlines, Inc.
10.500% due 10/15/2012 ^	19,300	20,265

Amgen, Inc.
1.875% due 11/15/2014	56,000	57,324
5.700% due 02/01/2019	28,126	32,465

Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	9,100	10,720

Anheuser-Busch InBev Worldwide, Inc.
1.107% due 01/27/2014	87,600	88,094

Apache Corp.
6.000% due 09/15/2013	30	32

Arch Western Finance LLC
6.750% due 07/01/2013	15,922	15,982

Arrow Electronics, Inc.
6.000% due 04/01/2020	15,000	16,341

AstraZeneca PLC
5.400% due 09/15/2012	25	26
5.900% due 09/15/2017	39,200	47,027

Atlantic Richfield Co.
8.500% due 04/01/2012	250	250

AutoZone, Inc.
5.500% due 11/15/2015	10,050	11,334
5.875% due 10/15/2012	4,800	4,927
6.500% due 01/15/2014	40,000	43,792
7.125% due 08/01/2018	30,000	37,076

Avnet, Inc.
6.625% due 09/15/2016	1,550	1,758

Avon Products, Inc.
6.500% due 03/01/2019	28,300	31,989

Beam, Inc.
5.375% due 01/15/2016	6,093	6,767

Berry Petroleum Co.
10.250% due 06/01/2014	350	406

Berry Plastics Corp.
5.322% due 02/15/2015	1,100	1,106

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	220	230

Biomet, Inc.
10.375% due 10/15/2017 (d)	4,500	4,871

Black & Decker Corp.
8.950% due 04/15/2014	41,900	48,068

Boston Scientific Corp.
5.125% due 01/12/2017	21,805	24,031
5.450% due 06/15/2014	2,000	2,163
6.400% due 06/15/2016	2,000	2,304

Braskem Finance Ltd.
5.750% due 04/15/2021	74,600	78,464
7.250% due 06/05/2018	9,500	10,819

Brunswick Corp.
11.750% due 08/15/2013	18,000	20,340

Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	13,000	13,528
7.290% due 06/01/2036	55	69

California Institute of Technology
4.700% due 11/01/2111	31,000	30,690

Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,335

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,603
6.000% due 06/15/2017	35,000	40,103

Caterpillar, Inc.
0.663% due 05/21/2013	34,900	35,012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CBS Corp.
5.625% due 08/15/2012	$15,000	$15,245

CC Holdings GS LLC
7.750% due 05/01/2017	1,500	1,643

Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,485

Centex Corp.
5.250% due 06/15/2015	4,500	4,669
5.700% due 05/15/2014	45,700	48,213
6.500% due 05/01/2016	2,500	2,700

Chesapeake Energy Corp.
7.625% due 07/15/2013	8,446	8,953
9.500% due 02/15/2015	3,685	4,238

Cie Generale de Geophysique - Veritas
7.750% due 05/15/2017	2,000	2,090

CITIC Resources Finance Ltd.
6.750% due 05/15/2014	17,900	18,437

CityCenter Holdings LLC
7.625% due 01/15/2016	19,900	21,094

CoBank ACB
7.875% due 04/16/2018	4,900	5,865

Colgate-Palmolive Co.
5.980% due 04/25/2012	150	150

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	250	273

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	36,902	39,576

Comcast Cable Communications LLC
7.125% due 06/15/2013	400	430

Commercial Metals Co.
6.500% due 07/15/2017	2,400	2,430

Community Health Systems, Inc.
8.875% due 07/15/2015	740	768

Computer Sciences Corp.
5.000% due 02/15/2013	5,000	5,200
5.500% due 03/15/2013	2,000	2,080
6.500% due 03/15/2018	31,745	34,443

Con-way, Inc.
7.250% due 01/15/2018	22,400	25,635

Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	4,904	5,100
7.707% due 10/02/2022	2,478	2,679
9.000% due 01/08/2018	12,165	13,868

Continental Airlines, Inc.
6.750% due 09/15/2015	35,200	35,508
6.920% due 04/02/2013 (p)	1,627	1,614

Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020	11,000	11,743

Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	8,126

COX Communications, Inc.
4.625% due 06/01/2013	6,000	6,270
7.125% due 10/01/2012	19,572	20,207

CRH America, Inc.
8.125% due 07/15/2018	10,000	11,842

CSC Holdings LLC
6.750% due 04/15/2012	5,000	5,013

CSN Islands Corp.
6.875% due 09/21/2019	25,600	29,230

CSN Resources S.A.
6.500% due 07/21/2020	27,000	30,375

CSX Corp.
5.600% due 05/01/2017	21,200	24,443
6.250% due 03/15/2018	5,852	7,039

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Pass-Through Trust
6.036% due 12/10/2028	$26	$29
6.943% due 01/10/2030	18,685	21,560
7.507% due 01/10/2032	99,540	119,560

Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,067
6.000% due 10/01/2015	5,300	5,855
8.950% due 07/01/2017	7,000	8,716

Daimler Finance North America LLC
1.674% due 09/13/2013	84,600	84,977
6.500% due 11/15/2013	37,700	41,070

Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	15,809

Dell, Inc.
4.700% due 04/15/2013	116,200	121,017
5.650% due 04/15/2018	39,800	46,409
6.500% due 04/15/2038	38,000	45,069

Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	19,784	21,416
7.750% due 06/17/2021	4,399	5,014

Deluxe Corp.
5.125% due 10/01/2014	6,200	6,371

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	5,537	5,648

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	10,500	11,053
6.750% due 08/20/2018	22,190	26,912

Diageo Capital PLC
5.200% due 01/30/2013	60	62

DISH DBS Corp.
6.625% due 10/01/2014	12,000	13,140
7.000% due 10/01/2013	5,450	5,832
7.125% due 02/01/2016	26,550	29,504
7.750% due 05/31/2015	16,350	18,659

Dolphin Energy Ltd.
5.500% due 12/15/2021	26,000	27,528

Domtar Corp.
9.500% due 08/01/2016	30,670	37,417

Dow Chemical Co.
5.900% due 02/15/2015	2,130	2,399
6.000% due 10/01/2012	6,240	6,397
6.850% due 08/15/2013	500	537
7.600% due 05/15/2014	1,750	1,982
8.550% due 05/15/2019	29,590	38,822

DR Horton, Inc.
5.250% due 02/15/2015	10,000	10,500
5.625% due 09/15/2014	3,000	3,180
5.625% due 01/15/2016	13,700	14,488
6.125% due 01/15/2014	5,000	5,300
6.500% due 04/15/2016	6,000	6,600

Eaton Vance Corp.
6.500% due 10/02/2017	21,100	24,045

Ecopetrol S.A.
7.625% due 07/23/2019	79,515	98,797

El Paso Corp.
7.250% due 06/01/2018	200	225
7.875% due 06/15/2012	21,900	22,173

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,653

Emerson Electric Co.
4.500% due 05/01/2013	95	99

Energy Transfer Partners LP
6.000% due 07/01/2013	1,435	1,507
7.500% due 07/01/2038	5,000	5,681

ENN Energy Holdings Ltd.
6.000% due 05/13/2021	38,600	37,129

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Products Operating LLC
4.600% due 08/01/2012		$18,600	$18,848
6.500% due 01/31/2019		25,000	29,702
8.375% due 08/01/2066		2,000	2,182

ERAC USA Finance LLC
5.800% due 10/15/2012		10,000	10,243
6.375% due 10/15/2017		1,900	2,183

FMC Corp.
5.200% due 12/15/2019		15,000	16,507

Foster’s Finance Corp.
4.875% due 10/01/2014		6,300	6,721

Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		1,600	1,852

Gap, Inc.
5.950% due 04/12/2021		42,272	42,718

GATX Corp.
4.750% due 10/01/2012		25,000	25,403

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		21,448	23,798

Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		72,210	77,110

General Mills, Inc.
5.250% due 08/15/2013		15,000	15,923

Georgia-Pacific LLC
7.700% due 06/15/2015		1,150	1,345
7.750% due 11/15/2029		1,700	2,119
8.250% due 05/01/2016		5,000	5,516

Gerdau Holdings, Inc.
7.000% due 01/20/2020		132,700	153,560

Gerdau Trade, Inc.
5.750% due 01/30/2021		85,200	90,678

GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018		35,245	42,608

Grohe Holding GmbH
4.120% due 01/15/2014	EUR	4,382	5,853

Hanson Australia Funding Ltd.
5.250% due 03/15/2013		$15,000	15,375

Hanson Ltd.
6.125% due 08/15/2016		73,000	78,657

Hasbro, Inc.
6.300% due 09/15/2017		8,995	10,214

HCA, Inc.
6.250% due 02/15/2013		8,100	8,353
6.500% due 02/15/2020		71,400	75,148
6.750% due 07/15/2013		9,000	9,405
7.500% due 12/15/2023		3,000	2,880
7.875% due 02/15/2020		4,500	4,967
8.500% due 04/15/2019		8,100	9,042
9.875% due 02/15/2017		3,396	3,719

Hewlett-Packard Co.
0.599% due 09/13/2012		30,068	30,056
0.772% due 05/24/2013		75,300	75,155

Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,242

Historic TW, Inc.
9.125% due 01/15/2013		12,125	12,871

Home Depot, Inc.
5.400% due 03/01/2016		3,000	3,464

Husky Energy, Inc.
6.250% due 06/15/2012		1,000	1,011

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		7,000	7,734
6.500% due 02/13/2013		8,000	8,327
7.625% due 04/09/2019		11,100	13,465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		$5,000	$5,121

Indosat Palapa Co. BV
7.375% due 07/29/2020		15,000	16,650

Intergen NV
9.000% due 06/30/2017		1,062	1,123

JC Penney Corp., Inc.
9.000% due 08/01/2012		4,900	5,029

Jones Group, Inc.
5.125% due 11/15/2014		44,170	45,053

KazMunayGas National Co.
7.000% due 05/05/2020		45,000	51,384

KB Home
5.750% due 02/01/2014		10,000	10,050
5.875% due 01/15/2015		6,848	6,780
6.250% due 06/15/2015		17,355	17,095

Kellogg Co.
5.125% due 12/03/2012		300	309

Kerr-McGee Corp.
6.950% due 07/01/2024		3,825	4,628

KeySpan Corp.
4.650% due 04/01/2013		6,900	7,151

Kimberly-Clark Corp.
5.000% due 08/15/2013		20	21

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		210	223
5.850% due 09/15/2012		10,400	10,616
6.950% due 01/15/2038		23,465	26,811

Kraft Foods, Inc.
6.125% due 02/01/2018		150,794	181,135
6.125% due 08/23/2018		15,000	18,110

Kroger Co.
5.000% due 04/15/2013		500	521

L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,769

Lennar Corp.
5.500% due 09/01/2014		29,500	30,828
5.600% due 05/31/2015		44,986	47,235
5.950% due 03/01/2013		15,800	16,314
6.500% due 04/15/2016		4,000	4,225

Lexmark International, Inc.
5.900% due 06/01/2013		21,470	22,396

Limited Brands, Inc.
5.250% due 11/01/2014		4,496	4,788
6.125% due 12/01/2012		12,040	12,341
6.900% due 07/15/2017		102,465	114,505
8.500% due 06/15/2019		17,000	20,188

Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,592

Lorillard Tobacco Co.
7.000% due 08/04/2041		14,900	16,035

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		21,364	22,138
7.875% due 07/15/2015		51,610	60,773

Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	63,335

Marathon Oil Corp.
6.000% due 10/01/2017		$37,500	43,877

Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,425

Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,091
6.375% due 06/15/2017		14,400	16,834

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Masco Corp.
4.800% due 06/15/2015		$9,000	$9,227
5.850% due 03/15/2017		12,020	12,329
5.875% due 07/15/2012		59,000	59,453
6.125% due 10/03/2016		15,200	16,080
7.125% due 08/15/2013		10,000	10,611

Maytag Corp.
5.000% due 05/15/2015		10,000	10,355

McKesson Corp.
7.500% due 02/15/2019		8,000	10,151

MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,730

MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	23,316

Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		10,000	7,752

MGM Resorts International
9.000% due 03/15/2020		6,000	6,705
10.375% due 05/15/2014		5,650	6,434

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	4,965

Motorola Solutions, Inc.
5.375% due 11/15/2012		9,100	9,326

Nabors Industries, Inc.
6.150% due 02/15/2018		39,800	46,489

New York Times Co.
5.000% due 03/15/2015		26,930	27,401

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	21,705

News America, Inc.
8.450% due 08/01/2034		20	25

Noble Group Ltd.
4.875% due 08/05/2015		49,000	49,367
6.750% due 01/29/2020		96,100	95,619
8.500% due 05/30/2013		9,000	9,473

Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,705

Northwest Airlines Pass-Through Trust
1.243% due 11/20/2015		1,695	1,610
7.041% due 10/01/2023		10,949	12,043
7.150% due 04/01/2021		1,473	1,488

Novatek Finance Ltd.
5.326% due 02/03/2016		76,000	80,290

NXP BV
3.995% due 10/15/2013	EUR	3,544	4,691

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		$74,382	79,589

Office Depot, Inc.
6.250% due 08/15/2013		22,175	22,951

ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,541
6.850% due 10/15/2037		14,800	17,663

PACCAR, Inc.
6.875% due 02/15/2014		3,600	4,005

Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,507

Pactiv Corp.
8.125% due 06/15/2017		9,800	9,065

Pearson Dollar Finance PLC
5.500% due 05/06/2013		27,800	29,118
5.700% due 06/01/2014		5,000	5,410
6.250% due 05/06/2018		28,000	32,602

8	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	$14,604
6.250% due 08/05/2013		1,200	1,704
6.375% due 08/05/2016		1,300	1,976
7.500% due 12/18/2013	GBP	2,260	3,920

Petrobras International Finance Co.
2.875% due 02/06/2015		$48,776	50,170
3.875% due 01/27/2016		190,000	200,909
5.375% due 01/27/2021		6,400	6,921
5.750% due 01/20/2020		141,600	157,523
7.875% due 03/15/2019		94,120	116,564
8.375% due 12/10/2018		5,025	6,374

Pharmacia Corp.
6.750% due 12/15/2027		5,000	6,284

PHH Corp.
9.250% due 03/01/2016		2,500	2,553

Philip Morris International, Inc.
4.875% due 05/16/2013		51,540	54,067

Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	31,015

Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	15,793

Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,687

PPG Industries, Inc.
6.650% due 03/15/2018		23,500	28,565

Praxair, Inc.
6.375% due 04/01/2012		200	200

Pride International, Inc.
6.875% due 08/15/2020		18,500	22,590

PulteGroup, Inc.
5.200% due 02/15/2015		9,200	9,430
5.250% due 01/15/2014		50,400	52,164
6.250% due 02/15/2013		10,000	10,263
7.625% due 10/15/2017		2,500	2,638

Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,131

Reliance Holdings USA, Inc.
4.500% due 10/19/2020 (k)		1,500	1,449
4.500% due 10/19/2020		7,100	6,856

Rexam PLC
6.750% due 06/01/2013		16,500	17,253

Reynolds American, Inc.
7.250% due 06/01/2012		46,540	46,973
7.250% due 06/01/2013		94,600	100,812
7.250% due 06/15/2037		1,100	1,284

Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	9,113
9.000% due 04/15/2019		1,500	1,485

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,684

Rockies Express Pipeline LLC
6.875% due 04/15/2040		8,257	6,668

Rohm and Haas Co.
6.000% due 09/15/2017		155,299	178,953
7.850% due 07/15/2029		4,700	6,033

RPM International, Inc.
6.500% due 02/15/2018		26,800	30,719

Ryder System, Inc.
6.000% due 03/01/2013		18,690	19,461

Ryland Group, Inc.
5.375% due 01/15/2015		21,900	22,448
6.625% due 05/01/2020		18,000	18,270
8.400% due 05/15/2017		28,000	31,080

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RZD Capital Ltd.
5.739% due 04/03/2017	$19,810	$21,073

SABMiller PLC
5.500% due 08/15/2013	38,300	40,463
6.500% due 07/01/2016	1,900	2,178

Sanmina-SCI Corp.
8.125% due 03/01/2016	188	194

Sanofi
0.783% due 03/28/2014	70,000	70,404

SBA Tower Trust
5.101% due 04/15/2042	2,200	2,384

SCA Finans AB
4.500% due 07/15/2015	5,250	5,582

Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,548

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,775

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	16,100	18,836

Snap-On, Inc.
6.125% due 09/01/2021	67,000	79,118

Southern Natural Gas Co.
5.900% due 04/01/2017	5,000	5,686

Southwest Airlines Co.
5.125% due 03/01/2017	4,500	4,901

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	25,393
6.200% due 04/15/2018	8,400	9,821
6.250% due 02/15/2013	25	26

Staples, Inc.
9.750% due 01/15/2014	18,000	20,459

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	35,271	36,858
7.875% due 10/15/2014	43,700	50,200

STATS ChipPAC Ltd.
7.500% due 08/12/2015	10,000	10,775

SunGard Data Systems, Inc.
10.250% due 08/15/2015	9,000	9,394

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,791

Telefonica Emisiones S.A.U.
0.861% due 02/04/2013	100	98
5.855% due 02/04/2013	114	118
6.221% due 07/03/2017	10,200	10,791
6.421% due 06/20/2016	5,196	5,543

Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,704
6.625% due 01/15/2018	15,430	17,844
7.875% due 05/01/2012	5,500	5,526

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	10,275	11,668

Teva Pharmaceutical Finance Co. BV
1.423% due 11/08/2013	217,000	219,194

Teva Pharmaceutical Finance LLC
1.500% due 06/15/2012	100,000	100,205

Time Warner Cable, Inc.
5.400% due 07/02/2012	19,542	19,766
6.200% due 07/01/2013	25,553	27,262

Time Warner, Inc.
5.875% due 11/15/2016	4,135	4,847
6.875% due 05/01/2012	390	392

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toll Brothers Finance Corp.
5.150% due 05/15/2015	$10,000	$10,588
5.950% due 09/15/2013	10,000	10,552
6.750% due 11/01/2019	10,000	10,896
8.910% due 10/15/2017	44,000	53,171

Total Capital S.A.
4.450% due 06/24/2020	14,000	15,174

Transocean, Inc.
4.950% due 11/15/2015	224,000	239,712
6.000% due 03/15/2018	3,000	3,324

Tufts University
5.017% due 04/15/2112	26,100	26,637

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	6,877
6.550% due 10/01/2017	9,800	11,614

Tyson Foods, Inc.
6.850% due 04/01/2016	18,908	21,555
10.500% due 03/01/2014	43,500	50,677

UAL Equipment Trust AB
10.850% due 02/19/2015 ^	1,769	725

UAL Pass-Through Trust
9.200% due 03/29/2049 ^	1,500	825
10.020% due 03/22/2014 ^	5,747	1,968
10.125% due 03/22/2015 ^	7,939	2,878
10.400% due 05/01/2018	41,963	47,838

Union Pacific Corp.
5.450% due 01/31/2013	6,390	6,643
6.125% due 02/15/2020	30,000	36,692

Union Pacific Railroad Co. Pass-Through Trust
4.698% due 01/02/2024	121	134

UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	46,114
4.875% due 04/01/2013	175	182

Universal Corp.
6.250% due 12/01/2014	33,000	35,842

Universal Health Services, Inc.
7.125% due 06/30/2016	9,575	10,868

Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016	1,500	1,534
9.500% due 01/21/2020	9,900	10,544

UST LLC
5.750% due 03/01/2018	52,665	57,667

Vale Overseas Ltd.
4.625% due 09/15/2020	3,750	3,962
6.250% due 01/23/2017	39,835	46,096
6.875% due 11/21/2036	30,078	34,943

Valero Energy Corp.
9.375% due 03/15/2019	15,000	19,669

Videotron Ltee
9.125% due 04/15/2018	1,850	2,054

Vivendi S.A.
5.750% due 04/04/2013	145,000	150,445
6.625% due 04/04/2018	181,500	204,099

Volkswagen International Finance NV
0.918% due 10/01/2012	19,800	19,822

Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	104

Walt Disney Co.
6.000% due 07/17/2017	70	85

Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,222
7.125% due 12/15/2017	1,800	2,134

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wesfarmers Ltd.
6.998% due 04/10/2013	$48,200	$50,783

Westvaco Corp.
7.950% due 02/15/2031	22,000	23,831

Whirlpool Corp.
5.500% due 03/01/2013	10,300	10,678
6.500% due 06/15/2016	5,000	5,547
7.750% due 07/15/2016	11,000	12,737
8.000% due 05/01/2012	600	603

WM Wrigley Jr. Co.
2.450% due 06/28/2012	5,000	5,020
3.050% due 06/28/2013	6,250	6,341

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,117

WPP Finance UK
5.875% due 06/15/2014	2,400	2,618

Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,415

Xerox Corp.
5.500% due 05/15/2012	250	251

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,422

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,385

		8,976,671

UTILITIES 1.6%

AES Corp.
7.375% due 07/01/2021	41,450	46,010
7.750% due 03/01/2014	12,515	13,579
8.000% due 10/15/2017	4,500	5,091

AES Red Oak LLC
8.540% due 11/30/2019	6,367	6,781

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	22,200	23,704
6.103% due 06/27/2012	33,025	33,218
7.700% due 08/07/2013	31,300	33,657
8.700% due 08/07/2018	98,900	122,018

Alltel Corp.
7.000% due 07/01/2012	10,759	10,928

Ameren Corp.
8.875% due 05/15/2014	25,500	28,935

Ameren Energy Generating Co.
7.000% due 04/15/2018 (k)	3,000	2,670
7.950% due 06/01/2032	4,085	3,370

Appalachian Power Co.
4.950% due 02/01/2015	25	27
5.650% due 08/15/2012	6,005	6,108

AT&T, Inc.
4.850% due 02/15/2014	13,500	14,521
4.950% due 01/15/2013	178,740	184,841
5.100% due 09/15/2014	1,510	1,663
5.500% due 02/01/2018	60,300	71,114
6.300% due 01/15/2038	13,600	15,993
6.500% due 09/01/2037	275,000	330,410
6.700% due 11/15/2013	160	175

Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	32

BellSouth Corp.
4.463% due 04/26/2021	86,800	86,998
5.200% due 09/15/2014	27,800	30,611
6.550% due 06/15/2034	17,000	19,416

British Telecommunications PLC
5.150% due 01/15/2013	450	465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Calpine Construction Finance Co. LP
8.000% due 06/01/2016		$13,000	$14,203

Carolina Power & Light Co.
5.125% due 09/15/2013		50	53
6.500% due 07/15/2012		275	280

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,700	42,440
7.750% due 11/30/2015		1,300	1,517

CenturyLink, Inc.
5.800% due 03/15/2022		41,600	40,683
6.000% due 04/01/2017		21,900	23,302
6.150% due 09/15/2019		4,000	4,157
7.600% due 09/15/2039		8,900	8,422

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		9,000	10,008

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		55,700	67,675

Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,000	3,242

Dominion Resources, Inc.
5.000% due 03/15/2013		250	260
5.200% due 01/15/2016		15,300	17,221

Duke Energy Carolinas LLC
5.625% due 11/30/2012		5,100	5,269
5.750% due 11/15/2013		300	324

Duke Energy Ohio, Inc.
5.700% due 09/15/2012		135	138

Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		15,600	16,691

EDF S.A.
4.600% due 01/27/2020		95,900	101,719
5.500% due 01/26/2014		168,600	180,894
6.500% due 01/26/2019		169,290	198,165
6.950% due 01/26/2039		84,550	100,433

Embarq Corp.

Enel Finance International NV
3.875% due 10/07/2014		6,400	6,464
5.700% due 01/15/2013		300	306
6.250% due 09/15/2017		2,400	2,554
6.800% due 09/15/2037		1,700	1,656

France Telecom S.A.
4.375% due 07/08/2014		6,400	6,837

Frontier Communications Corp.
6.250% due 01/15/2013		10,000	10,300

Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		7,200	7,497
5.092% due 11/29/2015		59,400	62,519
5.875% due 06/01/2015	EUR	20,000	28,775
6.212% due 11/22/2016		$41,200	45,035
6.510% due 03/07/2022		8,300	9,089
7.288% due 08/16/2037		23,000	26,194
7.343% due 04/11/2013		52,900	55,613
7.510% due 07/31/2013		35,000	37,401
8.125% due 07/31/2014		5,000	5,553
8.146% due 04/11/2018		181,150	213,273
8.625% due 04/28/2034		180,520	228,271
9.250% due 04/23/2019		2,900	3,596

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		87,500	99,543
10.500% due 03/25/2014		55,000	62,625

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		23,000	24,380

Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		1,900	2,005
6.500% due 09/01/2012		14,000	14,315

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Electric Power Corp.
3.000% due 10/05/2015		$5,200	$5,285

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,551
6.250% due 06/17/2014		5,700	6,185

Midwest Generation LLC
8.560% due 01/02/2016		99	95

Monongahela Power Co.
7.950% due 12/15/2013		13,000	14,433

National Grid PLC
6.300% due 08/01/2016		4,500	5,196

NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		1,965	2,067
7.875% due 12/15/2015		8,000	9,625

NGPL PipeCo LLC
6.514% due 12/15/2012		252,730	243,921
7.119% due 12/15/2017		58,640	53,482

NiSource Finance Corp.
6.125% due 03/01/2022		1,500	1,745

Northwestern Bell Telephone
7.750% due 05/01/2030		19,625	19,785

NRG Energy, Inc.
7.375% due 01/15/2017		23,700	24,707

NSG Holdings LLC
7.750% due 12/15/2025		800	808

Peco Energy Co.
5.600% due 10/15/2013		8,500	9,139

Petroleos Mexicanos
5.500% due 01/09/2017	EUR	3,200	4,741
5.500% due 01/21/2021		$34,600	38,320
8.000% due 05/03/2019		49,423	62,767

PPL Capital Funding, Inc.
6.700% due 03/30/2067		2,008	2,010

PPL Energy Supply LLC
6.300% due 07/15/2013		10,000	10,625

Progress Energy, Inc.
7.050% due 03/15/2019		17,550	21,731

PSEG Power LLC
5.000% due 04/01/2014		10,425	11,126

Public Service Co. of Colorado
3.200% due 11/15/2020		6	6

Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,377
5.300% due 05/01/2018		2,000	2,369
6.330% due 11/01/2013		25	27

Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,398

Qwest Corp.
3.724% due 06/15/2013		110,770	112,608
7.200% due 11/10/2026		1,000	1,013
7.500% due 10/01/2014		1,700	1,904
7.625% due 06/15/2015		3,050	3,550
8.375% due 05/01/2016		10,250	12,297

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		59,261	63,705
5.500% due 09/30/2014		2,000	2,163
5.832% due 09/30/2016		10,628	11,426
5.838% due 09/30/2027		2,400	2,604
6.332% due 09/30/2027		7,000	7,871
6.750% due 09/30/2019		11,400	13,481

10	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sempra Energy
9.800% due 02/15/2019		$15,000	$20,448

Shell International Finance BV
3.100% due 06/28/2015		5,000	5,356

Telecom Italia Capital S.A.
6.999% due 06/04/2018		15,030	16,082

Tenaska Alabama Partners LP
7.000% due 06/30/2021		73	77

TNK-BP Finance S.A.
6.625% due 03/20/2017 (k)		14,000	15,505
6.625% due 03/20/2017		10,000	11,075
7.250% due 02/02/2020		6,300	7,324
7.500% due 03/13/2013		73,100	77,029
7.500% due 07/18/2016		30,000	33,975
7.875% due 03/13/2018		11,600	13,572

Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	107,000	1,228
1.500% due 05/30/2014		293,000	3,199
1.850% due 07/28/2014		223,000	2,434
4.100% due 05/29/2015		184,000	2,072
4.500% due 03/24/2014	EUR	39,850	50,863
5.050% due 11/28/2014	JPY	50,000	584

Verizon Communications, Inc.
5.250% due 04/15/2013		$18,310	19,201
5.500% due 04/01/2017		1,735	2,026
6.100% due 04/15/2018		20,000	24,104
8.750% due 11/01/2018		1,664	2,260

Verizon Virginia, Inc.
4.625% due 03/15/2013		500	519

Verizon Wireless Capital LLC
5.550% due 02/01/2014		1,262	1,365

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		5,000	5,488

Virgin Media Finance PLC
9.500% due 08/15/2016		1,525	1,727

Wisconsin Energy Corp.
6.250% due 05/15/2067		15,000	15,467

			4,022,355

Total Corporate Bonds & Notes (Cost $62,509,633)			66,373,597

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%

ProLogis LP
2.250% due 04/01/2037		10,500	10,552

INDUSTRIALS 0.0%

Host Hotels & Resorts LP
2.625% due 04/15/2027		44,500	44,667

Transocean, Inc.
1.500% due 12/15/2037		13,200	13,134

			57,801

Total Convertible Bonds & Notes (Cost $64,268)			68,353

MUNICIPAL BONDS & NOTES 4.2%
ALABAMA 0.0%

Huntsville-Redstone Village Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2007
5.500% due 01/01/2043		1,600	1,338

ARIZONA 0.0%

Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037		6,500	4,980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Putters/Drivers Trust, Arizona Revenue Bonds, Series 2008
12.002% due 01/01/2032	$4,815	$6,517
17.018% due 01/01/2031	3,700	5,943

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	1,043

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2005
7.160% due 01/01/2032	500	513

University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	11,073

		30,069

ARKANSAS 0.0%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,162

CALIFORNIA 1.7%

ABC Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	1,211

Alameda Corridor Transportation Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	8,094

Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	125

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,600	1,933

Alameda Unified School District-Alameda County, California General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2024	3,500	1,993
0.000% due 08/01/2025	3,000	1,611

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	132,198

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	89,500	119,229
6.918% due 04/01/2040	51,240	66,825
7.043% due 04/01/2050	167,700	223,423

Bell Public Financing Authority, California Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	373

Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2034	2,665	566

Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	28,635

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,987
6.000% due 06/01/2035	10,000	9,371
6.125% due 06/01/2038	2,000	1,663
6.125% due 06/01/2043	2,000	1,880

California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	10,145	1,367
5.450% due 06/01/2028	15,000	12,170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	$5,930	$1,532

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	68,200	80,740

California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	91
4.000% due 10/01/2017	100	110

California Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	466

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	86,162	109,550
7.550% due 04/01/2039	120,737	156,775

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	176,065	230,881
7.625% due 03/01/2040	1,500	1,955
7.700% due 11/01/2030	14,750	17,330
7.950% due 03/01/2036	79,200	91,889

California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	427

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,850	78,582

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	167
5.950% due 04/01/2016	3,200	3,680

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	68,447

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,500	17,856

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.250% due 07/01/2042	1,250	1,029
5.500% due 11/01/2038	2,750	2,660

California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	36,685	47,365

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	18,700

Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	7,683

Ceres Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	979
0.000% due 08/01/2028	2,825	1,134
0.000% due 08/01/2029	2,940	1,113

Chino Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2023	300	184

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chula Vista Community Facilities District, California Special Tax Bonds, Series 2005
5.250% due 09/01/2030	$1,870	$1,727

Clovis Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,000	1,252
0.000% due 08/01/2025	3,535	1,886
0.000% due 08/01/2027	2,500	1,180

Compton Community Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305	1,398

Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	41,661

Covina-Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,579

Dixon Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 1998
4.850% due 09/02/2012	70	71

East Side Union High School District, California General Obligation Bonds, (SGI Insured), Series 2005
0.000% due 08/01/2021	1,985	1,283
0.000% due 08/01/2022	1,490	908

Empire Union School District, California Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	545
0.000% due 10/01/2032	1,265	384

Escondido Union School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	1,000	479

Eureka Union School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	2,440	1,072

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,403
0.000% due 01/15/2034	5,000	1,306

Fresno County, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2025	3,000	1,430

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	20,458
5.000% due 06/01/2038	45,000	45,442

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (f)	11,300	7,956
5.000% due 06/01/2033	25,700	19,512
5.125% due 06/01/2047	37,000	25,557
5.750% due 06/01/2047	67,100	51,421

Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	16,200	21,774

Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	410
4.931% due 09/01/2016	500	517
5.395% due 09/01/2017	1,000	1,045
5.845% due 09/01/2018	750	794
6.328% due 09/01/2019	500	531
6.578% due 09/01/2020	1,000	1,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jurupa Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 05/01/2027	$1,900	$840

Kings Canyon Joint Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	1,148

Las Virgenes Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	3,091

Lee Lake Water District Community Facilities District No. 2, California Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	827

Long Beach Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	9,800	2,690
5.914% due 08/01/2025	11,900	14,595

Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	47,597
6.750% due 08/01/2049	131,755	171,292

Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	15,959

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,200	83,589

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	122,782
7.618% due 08/01/2040	3,100	3,995

Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	32,847

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	69,867

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	39,690	43,967
6.574% due 07/01/2045	2,440	3,269
6.603% due 07/01/2050	103,220	141,207
7.000% due 07/01/2041	1,500	1,748
7.003% due 07/01/2041	6,665	7,718

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	55,200

Los Angeles Department of Water & Power, California Revenue Notes, (AGM Insured), Series 2005
18.313% due 07/01/2013	12,500	15,279

Los Angeles Harbor Department, California Revenue Bonds, Series 1988
7.600% due 10/01/2018	10	12

Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	216

Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	83,590
5.755% due 07/01/2029	3,600	4,159

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	$69,300	$89,119

Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	71,800	83,345

Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	41,682
5.813% due 06/01/2040	27,000	31,171

Manhattan Beach Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	562

Manteca Unified School District, California Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	1,040

Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,177
6.538% due 07/01/2039	41,240	45,604

Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	40,500	47,839

Modesto Elementary School District/Stanislaus County, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,564
0.000% due 08/01/2024	2,705	1,522
0.000% due 05/01/2027	2,000	947

Modesto High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	1,070

Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2024	1,485	780

Montebello Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	768
0.000% due 08/01/2025	2,830	1,349
0.000% due 08/01/2027	2,775	1,161

Newark Unified School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	3,245	1,496

Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	10,697

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	51,000	58,836

Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	9,000	10,507

Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,474

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	34,265

12	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmdale Community Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	$1,230	$432
0.000% due 12/01/2031	1,230	404
0.000% due 12/01/2032	1,225	375

Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	48,955

Paramount Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 09/01/2023	1,750	1,063

Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	42,054

Placer Union High School District, California General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2033	10,150	3,361

Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040	5,000	1,046
0.000% due 08/01/2041	5,000	987
0.000% due 08/01/2046	10,000	1,472

Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,359
7.021% due 08/01/2040	24,900	28,109

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	32,856

Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	23,416
7.200% due 08/01/2039	35,000	41,221

Rocklin Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,625
0.000% due 08/01/2024	5,000	2,942
0.000% due 08/01/2025	4,000	2,191
0.000% due 08/01/2026	4,000	2,065
0.000% due 08/01/2027	4,500	2,188

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	11,457

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	35	35

Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2023	885	519

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	39,961

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	63,345

San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	7,346
7.750% due 09/01/2040	6,000	6,209

San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	50,195	38,835

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco City & County, California Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	$9,180	$10,319
5.600% due 10/01/2030	9,520	10,735
5.820% due 10/01/2040	19,315	21,876

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,400	1,405

San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	10,000	11,954
6.950% due 11/01/2050	10,500	14,183

San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 1999
0.000% due 08/01/2023	1,770	1,090

San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2025	10,895	5,890
0.000% due 08/01/2026	12,215	6,218

San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2032	1,600	543

San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	17,714

Sanger Unified School District, California Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	6,785

Santa Ana Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,236
0.000% due 08/01/2028	3,520	1,525
0.000% due 08/01/2030	2,500	955
0.000% due 08/01/2031	3,780	1,355
0.000% due 08/01/2032	3,770	1,266

Santa Barbara Secondary High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	30,605	8,334

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,255

Santa Monica Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	990
0.000% due 08/01/2027	3,550	1,659

Shasta Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	564

Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	115	117

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	16,385

South Tahoe Joint Powers Parking Financing Authority, California Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,505	2,103

Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,536
5.943% due 07/01/2040	21,300	24,319

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Mono Health Care District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	$1,800	$786

Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	896

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	8,603

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	27,253

University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	21,939
6.270% due 05/15/2031	3,045	3,429
6.583% due 05/15/2049	56,400	69,776

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,737
5.946% due 05/15/2045	36,000	42,541
6.296% due 05/15/2050	34,000	38,595
6.398% due 05/15/2031	37,000	44,100
6.548% due 05/15/2048	113,400	142,319

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	115

University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	55,000	55,345

Victor Elementary School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	597
0.000% due 08/01/2026	2,410	1,123

Vista Unified School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	1,000	495

West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	20,115	23,478

William S. Hart Joint School Financing Authority, California Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,503

Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	1,580	380
0.000% due 08/01/2037	3,825	862

Yorba Linda Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	25	25

Yuba City Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	1,050

		4,329,759

COLORADO 0.0%

Aurora Single Tree Metropolitan District, Colorado General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	714

Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	885

Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	27,707
7.017% due 12/15/2037	15,000	19,056

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

E-470 Public Highway Authority, Colorado Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	$20,000	$4,933
0.000% due 09/01/2037	15,000	3,203

Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,681

		62,179

CONNECTICUT 0.0%

Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	181

DISTRICT OF COLUMBIA 0.1%

Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	112,100	123,653

FLORIDA 0.1%

Austin Trust, Florida General Obligation Bonds, Series 2008
8.804% due 06/01/2032	14,375	16,303

Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,337
6.206% due 10/01/2030	15,000	16,271

Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,804

Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,487

JP Morgan Chase Putters/Drivers Trust, Florida Revenue Bonds, Series 2008
16.833% due 12/01/2026	2,755	5,154

Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,545	3,624

Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	37,399

		103,379

GEORGIA 0.1%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	126,134	139,719

ILLINOIS 0.4%

Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2030	40,000	15,574
0.000% due 12/01/2031	4,500	1,663

Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	11,627
0.000% due 12/01/2031	22,000	8,128

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	76,200	86,307

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	64,470
6.899% due 12/01/2040	403,190	482,594

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	$11,000	$11,589
7.517% due 01/01/2040	79,200	97,530

Chicago, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	8,391
0.000% due 01/01/2038	29,145	7,068
0.000% due 01/01/2039	32,670	7,479

Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
7.452% due 01/01/2014	12,465	13,317

Chicago, Illinois O’Hare International Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	1,000	1,257
6.845% due 01/01/2038	2,000	2,244

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,441	1,521

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	710	710

Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	25,787

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	9,999

Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	3,925	3,836
7.000% due 01/01/2028	2,740	2,533

Illinois Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	1,033

Illinois Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,229

Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	40,858

Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	23,341
6.184% due 01/01/2034	10,800	13,011

JP Morgan Chase Putters/Drivers Trust, Illinois Revenue Bonds, Series 2008
16.473% due 06/01/2026	2,315	3,582

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	60,000	24,005
0.000% due 12/15/2032	5,000	1,760
0.000% due 12/15/2033	50,000	16,450
0.000% due 06/15/2038	2,460	608

Southwestern Illinois Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	602

		990,123

INDIANA 0.0%

Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,387

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	$700	$755

Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	53,239

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.750% due 09/01/2042	2,000	1,941

		64,322

IOWA 0.0%

Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,508

Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	25,849

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	14,255
6.500% due 06/01/2023	43,835	41,632

		83,244

KANSAS 0.0%

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	440

LOUISIANA 0.1%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	86,807

Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.744% due 05/01/2043	2,600	2,655
3.000% due 05/01/2043	400	405

Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,419

		109,286

MASSACHUSETTS 0.0%

Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	11,790	14,822

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	40,116

Massachusetts Water Resources Authority Revenue Bonds, (AGM Insured), Series 2005
7.740% due 08/01/2032	250	258

Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	28,800	35,697

		90,893

MICHIGAN 0.0%

East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	745	685

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	674
5.000% due 09/01/2036	1,500	1,254

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (p)	105	101

14	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	$50,000	$58,720

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	315	233

Star International Academy, Michigan Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,400	1,327

		62,994

MINNESOTA 0.0%

North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,087

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	11,683

MISSOURI 0.0%

Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	1,240

University Place Transportation Development District, Missouri Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	399

		1,639

NEBRASKA 0.0%

Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	676

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	45,400	52,094

		52,770

NEVADA 0.2%

Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	140,800	185,904

Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	40,162

Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	115,414
7.100% due 06/01/2039	33,000	37,678
7.263% due 06/01/2034	27,500	31,239

Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	16,556
5.700% due 03/01/2040	10,885	12,069

North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	37,354

		476,376

NEW JERSEY 0.2%

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	539

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	$11,250	$8,538
0.000% due 02/15/2020	65,775	46,460
0.000% due 02/15/2021	3,000	2,000
0.000% due 02/15/2026	2,710	1,265

New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,895	1,896

New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013	144,660	144,813

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,885

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	25,153	35,595

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	136,700	187,148

New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	28,065

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	10,000	3,701

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2042	1,500	1,612

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	13,034
5.000% due 06/01/2041	32,755	24,816

		501,367

NEW YORK 0.6%

Albany Industrial Development Agency, New York Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,878

Austin Trust, New York Revenue Bonds, Series 2007
9.309% due 06/15/2038	69,000	79,674

Austin Trust, New York Revenue Bonds, Series 2008
12.805% due 11/01/2027	5,000	6,278
13.564% due 11/01/2027	5,000	7,217

East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,265

JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.664% due 09/15/2029	13,810	18,659

JP Morgan Chase Putters/Drivers Trust, New York Revenue Notes, Series 2008
7.960% due 07/15/2012	6,820	7,914

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,553
7.336% due 11/15/2039	1,020	1,428

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	46,997
6.089% due 11/15/2040	40,000	48,115
6.548% due 11/15/2031	27,525	33,252
6.648% due 11/15/2039	80,000	99,594
7.134% due 11/15/2030	3,700	4,346

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	$1,300	$1,051

New York City, New York General Obligation Bonds, (BABs), Series 2009
5.206% due 10/01/2031	3,000	3,344
5.985% due 12/01/2036	9,360	11,332
6.435% due 12/01/2035	4,900	5,586

New York City, New York General Obligation Bonds, (BABs), Series 2010
5.517% due 10/01/2037	3,600	4,194
5.817% due 10/01/2031	2,500	2,813
5.968% due 03/01/2036	45,000	55,384
6.246% due 06/01/2035	36,155	41,031
6.271% due 12/01/2037	4,000	5,110
6.646% due 12/01/2031	12,100	14,229

New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	241

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	115,301	138,204
5.790% due 06/15/2041	57,000	62,481
5.882% due 06/15/2044	32,900	42,013
6.124% due 06/15/2042	75,000	84,472
6.282% due 06/15/2042	52,100	59,604
6.491% due 06/15/2042	18,000	20,726

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	100	112
5.508% due 08/01/2037	70,000	82,274
5.572% due 11/01/2038	60,100	71,432
5.808% due 08/01/2030	20,000	23,151
5.932% due 11/01/2036	22,900	25,504

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	25,000	29,622

New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	6,886

New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,115	13,781

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	25,000	29,199
5.628% due 03/15/2039	1,750	2,093

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	57,346

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	15,377

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	63,783

Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	511

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	79,900	94,336

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	$9,200	$9,820

TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	17,009

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	849

		1,458,070

NORTH CAROLINA 0.0%

Austin Trust, North Carolina Certificates of Participation Bonds, (AGM Insured), Series 2008
13.484% due 05/01/2026	4,880	6,285

North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	865

North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,502

North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	41,099

		49,751

OHIO 0.4%

American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	96,949

American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	58,900	64,056
7.834% due 02/15/2041	17,400	23,224
8.084% due 02/15/2050	217,460	300,486

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,159
5.875% due 06/01/2030	13,800	10,644
5.875% due 06/01/2047	386,500	289,945
6.500% due 06/01/2047	16,900	13,880

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,439

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	15	15

Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	73

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	26,000	26,715

Princeton City School District, Ohio General Obligation Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	21,612

Student Loan Funding Corp., Ohio Revenue Bonds, (AMBAC Insured), Series 1995
0.228% due 06/01/2025	15,400	14,233
0.245% due 06/01/2025	32,600	30,128
0.280% due 06/01/2025	28,400	26,247

University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,638
7.875% due 06/01/2031	7,000	7,994

		943,437

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.0%

Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	$16,025	$17,697
6.180% due 05/01/2035	18,170	19,504

		37,201

PENNSYLVANIA 0.0%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	830
5.375% due 11/15/2040	20,800	17,060

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	511

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,000	38,447

Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	1,100	1,240

Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,091

School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	7,895
6.765% due 06/01/2040	25,000	28,784

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	340	341

		96,199

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	7,114
0.000% due 08/01/2054	77,000	6,003

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,493

		14,610

RHODE ISLAND 0.0%

Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	186

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,049

		7,235

SOUTH CAROLINA 0.0%

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	229	7
6.000% due 11/15/2042	535	380

		387

SOUTH DAKOTA 0.0%

Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,626

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 0.0%

Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	$1,325	$1,329

Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,112

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	625	53

		8,494

TEXAS 0.2%

Austin Trust, Texas Revenue Bonds, Series 2008
8.763% due 08/15/2030	6,595	7,595

Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	32,207

Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
7.522% due 02/15/2014	6,500	7,454

Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	179

Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	5,100	5,713

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	132,400	153,085

Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	577

JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
13.560% due 02/15/2032	4,690	6,705
15.948% due 02/15/2028	5,565	8,463

JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Notes, (PSF/GTD Insured), Series 2008
11.497% due 09/20/2012	3,985	4,281

North Texas Higher Education Authority Revenue Bonds, Series 2011
1.472% due 04/01/2040	13,154	13,170

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	97

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	50,500	57,104

San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	11,859

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	11,766
6.308% due 02/01/2037	40,400	45,057

Texas State General Obligation Bonds, (BABs), Series 2010
4.681% due 04/01/2040	100	110

16	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	$10,000	$7,514
0.000% due 08/15/2025	19,990	10,427

Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	80,863	94,424

Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,393

		483,180

UTAH 0.0%

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	661

Utah County, Utah Revenue Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,151

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	197

Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	480	612

Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	784

Utah Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	4,150

		7,555

VIRGINIA 0.0%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	11,000	7,395

WASHINGTON 0.0%

Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,859

Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	9,040

Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,421

Washington Biomedical Research Facilities 3 Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,306

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,203

Washington State General Obligation Bonds, Series 2011
5.000% due 06/01/2041	1,800	1,977

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	6,674

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,148

		42,628

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$164,445	$121,209

WISCONSIN 0.0%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450

Total Municipal Bonds & Notes (Cost $9,119,620)		10,517,090

U.S. GOVERNMENT AGENCIES 51.2%

Bolivia Government AID Bond
0.376% due 02/01/2019	3,279	3,166

Fannie Mae
0.000% due 06/01/2017 - 10/09/2019	142,499	129,782
0.000% due 04/25/2018 - 08/25/2023 (b)	21	19
0.302% due 07/25/2037	600	577
0.342% due 01/25/2021	136	136
0.362% due 03/25/2034	198	197
0.372% due 03/25/2036	5,664	5,287
0.375% due 03/16/2015	4,500	4,470
0.392% due 08/25/2034	181	177
0.442% due 05/25/2035 - 10/27/2037	101,157	100,591
0.482% due 06/25/2032	32	31
0.492% due 03/25/2035 - 05/25/2037	287	286
0.542% due 12/25/2028 - 03/25/2037	11,325	11,289
0.552% due 04/25/2037	163,829	163,438
0.562% due 06/25/2037	32	32
0.592% due 08/25/2033 - 03/25/2044	70,076	69,970
0.602% due 03/25/2037	245	245
0.642% due 04/18/2028 - 11/25/2036	8,125	8,117
0.652% due 09/25/2035	30,405	30,146
0.687% due 02/25/2037	38,011	38,027
0.692% due 10/18/2030 - 12/25/2041	131,093	131,348
0.700% due 08/25/2021 - 03/25/2022	19	19
0.742% due 03/25/2017 - 04/25/2038	111,423	111,707
0.792% due 12/18/2031	229	231
0.822% due 08/25/2037 - 06/25/2041	49,490	49,637
0.842% due 05/25/2030	223	223
0.850% due 11/25/2013 - 08/25/2022	32	32
0.872% due 05/25/2040	2,954	2,967
0.892% due 05/25/2030	223	223
0.900% due 10/25/2023 - 03/25/2024	1,696	1,720
0.942% due 10/25/2037 - 06/25/2040	58,306	58,581
0.962% due 06/25/2037	5,905	5,941
0.972% due 06/25/2040	145,672	146,455
0.992% due 03/25/2038 - 06/25/2040	71,882	72,345
1.000% due 07/27/2021 - 10/26/2026	5,200	5,199
1.050% due 01/25/2022	24	24
1.062% due 12/25/2039	3,900	3,947
1.080% due 01/25/2022	62	63
1.100% due 12/25/2021	28	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.125% due 04/27/2017	$1,003,900	$998,392
1.142% due 04/25/2032	36	37
1.250% due 10/26/2016 - 04/25/2023	551,595	553,322
1.375% due 11/15/2016	30,500	30,881
1.381% due 04/01/2027	34	35
1.382% due 07/01/2042 - 10/01/2044	42,135	42,678
1.383% due 12/01/2044	4,325	4,359
1.432% due 09/01/2041	14,332	14,606
1.500% due 01/01/2021	11	11
1.582% due 10/01/2030 - 10/01/2040	4,745	4,855
1.750% due 02/01/2020	8	8
1.800% due 04/01/2027	39	41
1.825% due 05/01/2023	119	120
1.865% due 06/01/2035	1,305	1,372
1.875% due 02/01/2022	101	101
1.884% due 01/01/2020	364	376
1.898% due 12/01/2020	290	300
1.911% due 03/01/2019	448	465
1.920% due 11/01/2023	16	16
1.977% due 09/01/2022	88	91
1.987% due 06/01/2021	270	284
1.992% due 06/01/2023	76	77
2.028% due 11/01/2023	14	15
2.035% due 06/01/2030	41	41
2.041% due 10/01/2034	1,768	1,872
2.052% due 02/01/2023	53	53
2.057% due 10/01/2034	319	338
2.059% due 08/01/2025	754	799
2.075% due 08/01/2035	286	302
2.078% due 03/01/2034	6,865	7,272
2.080% due 10/01/2034	1,572	1,660
2.090% due 09/01/2035	112	118
2.096% due 04/01/2036	243	258
2.111% due 11/01/2035	2,812	2,928
2.115% due 03/01/2035	64	67
2.165% due 11/01/2034	2,208	2,323
2.174% due 02/01/2035	2,855	3,017
2.175% due 09/01/2034	1,044	1,098
2.190% due 12/01/2023	157	164
2.197% due 11/01/2034	1,650	1,739
2.203% due 10/01/2024	36	37
2.211% due 09/01/2035	6,593	6,937
2.223% due 11/01/2035	355	374
2.225% due 12/01/2034	183	194
2.228% due 01/01/2035	7,104	7,495
2.230% due 09/01/2023 - 05/01/2024	129	135
2.241% due 11/01/2035	13,514	14,233
2.245% due 12/01/2034	187	197
2.247% due 01/01/2035	11,048	11,647
2.250% due 12/01/2025	106	112
2.252% due 04/01/2033	64	67
2.253% due 08/01/2032	41	41
2.256% due 07/01/2024 - 03/01/2025	662	686
2.260% due 09/01/2033 - 05/01/2035	324	341
2.265% due 09/01/2029	4	4
2.267% due 11/01/2025	86	91
2.269% due 02/01/2035	2,781	2,952
2.271% due 05/01/2034	408	428
2.272% due 02/01/2034 - 12/01/2034	116	123
2.274% due 11/01/2025	106	112
2.275% due 09/01/2035	53	57
2.277% due 09/01/2033	42	42
2.280% due 10/01/2035	1,050	1,116
2.281% due 11/01/2032	80	85
2.282% due 12/01/2033	465	490

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.289% due 06/01/2015 - 01/01/2035	$7,234	$7,611
2.294% due 12/01/2022	21	22
2.300% due 10/01/2024 - 01/01/2036	3,950	4,171
2.307% due 08/01/2033	22	23
2.310% due 02/01/2027	235	248
2.312% due 07/01/2035	136	144
2.314% due 05/01/2030	9	10
2.315% due 11/01/2023	124	125
2.317% due 08/01/2027	1,099	1,162
2.321% due 10/01/2034	2,854	3,033
2.325% due 12/01/2023 - 06/01/2035	1,636	1,726
2.337% due 02/01/2035	421	445
2.339% due 04/01/2027	2	2
2.342% due 11/01/2025 - 03/01/2035	79	83
2.345% due 07/01/2026 - 09/01/2035	7,749	8,256
2.349% due 01/01/2026 - 12/01/2034	1,341	1,425
2.350% due 05/01/2025 - 07/01/2035	14,316	15,242
2.353% due 09/01/2024 - 07/01/2034	136	138
2.363% due 08/01/2035	2,438	2,596
2.375% due 04/01/2017 - 08/01/2035	2,442	2,573
2.377% due 04/01/2034	12	13
2.380% due 06/01/2025	58	62
2.382% due 09/01/2035	1,739	1,840
2.386% due 08/01/2026	86	92
2.391% due 11/01/2035	756	806
2.393% due 11/01/2025	392	418
2.395% due 12/01/2025	250	267
2.397% due 08/01/2035	5,986	6,378
2.402% due 03/01/2033	159	168
2.404% due 04/01/2027	36	38
2.409% due 05/01/2026	38	41
2.410% due 09/01/2035	200	213
2.414% due 05/01/2033	195	206
2.415% due 08/01/2035	32	34
2.429% due 11/01/2034 - 11/01/2035	9,656	10,296
2.430% due 01/25/2019 - 05/01/2024	45,000	45,696
2.431% due 07/01/2019	58	59
2.432% due 06/01/2030	74	75
2.434% due 07/01/2020	56	57
2.435% due 02/01/2028 - 07/01/2035	1,264	1,331
2.437% due 01/01/2035	1,402	1,480
2.440% due 06/01/2034 - 06/01/2035	9,394	9,893
2.450% due 06/01/2024 - 10/01/2027	61	64
2.460% due 03/01/2026	46	49
2.466% due 12/01/2033	367	391
2.467% due 03/01/2024 - 06/01/2025	295	315
2.468% due 03/01/2033	107	109
2.470% due 07/01/2026	9	10
2.471% due 10/01/2020	14	14
2.474% due 05/01/2035	11,370	12,126
2.475% due 05/01/2022	7	7
2.483% due 09/01/2024 - 05/01/2030	91	94
2.487% due 09/01/2035	1,422	1,518
2.489% due 12/01/2034	78	83
2.490% due 05/25/2035	19,084	19,854
2.493% due 12/01/2024	11	11
2.494% due 05/01/2035	19,349	20,647
2.497% due 11/01/2034	3,573	3,810

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 02/01/2024 - 08/01/2035	$724	$772
2.505% due 06/01/2035	5,607	5,928
2.509% due 01/01/2036	490	524
2.513% due 12/01/2034	31	33
2.527% due 07/01/2034 - 11/01/2034	4,495	4,797
2.534% due 07/01/2033	12	13
2.540% due 10/01/2023	17	18
2.547% due 05/01/2035 - 07/01/2035	5,505	5,833
2.550% due 08/01/2031	116	118
2.555% due 12/01/2023	32	34
2.562% due 07/01/2017	466	477
2.565% due 09/01/2021 - 11/01/2025	70	70
2.572% due 04/01/2034	224	238
2.585% due 11/01/2023	13	13
2.590% due 06/01/2035	118	126
2.594% due 12/01/2036	88	94
2.598% due 04/01/2024	201	202
2.610% due 02/01/2035	2,778	2,963
2.612% due 12/01/2035	12	13
2.619% due 03/01/2034	5,836	6,215
2.624% due 09/01/2017	371	381
2.633% due 12/01/2030	12	13
2.642% due 04/01/2018	115	120
2.657% due 12/01/2027	242	257
2.658% due 10/01/2026	9	10
2.663% due 06/01/2033	84	88
2.670% due 02/01/2035	2,439	2,609
2.675% due 12/01/2033	926	989
2.684% due 09/01/2014	7	8
2.696% due 02/01/2035 - 03/01/2036	2,936	3,139
2.704% due 03/01/2035	1,111	1,188
2.725% due 11/01/2019 - 12/01/2026	47	48
2.728% due 01/01/2037	171	182
2.757% due 12/01/2017	432	449
2.767% due 08/01/2023	44	45
2.781% due 10/01/2019	88	93
2.785% due 02/01/2035	58	62
2.796% due 11/01/2031	170	171
2.810% due 02/01/2036	208	223
2.819% due 06/01/2035	1,059	1,131
2.820% due 06/01/2023	17	17
2.827% due 07/01/2021	20	21
2.847% due 04/01/2026	14	14
2.849% due 01/01/2037	192	204
2.850% due 11/01/2024	1,068	1,108
2.875% due 11/01/2027	42	45
2.947% due 05/01/2014	24	25
2.975% due 06/01/2019	1	1
3.000% due 01/01/2018 - 05/01/2027	2,417,347	2,501,260
3.018% due 04/01/2024	13	13
3.050% due 10/01/2020	24	24
3.100% due 09/01/2019	448	458
3.116% due 02/01/2028	364	372
3.131% due 08/01/2027	569	607
3.140% due 11/01/2021	8,700	8,989
3.181% due 02/01/2033	1	2
3.220% due 07/01/2019	7	7
3.238% due 08/01/2027	74	78
3.242% due 02/01/2021	39	39
3.250% due 08/01/2024 - 10/01/2024	86	87
3.330% due 11/01/2021	16,807	17,953
3.345% due 10/01/2027	139	144
3.365% due 05/01/2036	965	1,014
3.380% due 11/01/2021	1,097	1,174
3.420% due 11/01/2021	5,600	5,876
3.445% due 12/01/2017	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/01/2013 - 05/01/2042	$11,591,123	$11,948,779
3.515% due 09/01/2021	6	6
3.570% due 11/01/2021	2,904	3,129
3.750% due 01/01/2020	7	7
3.820% due 05/01/2023	188	192
3.831% due 07/01/2024	80	85
3.852% due 04/01/2038	21	23
3.930% due 06/01/2022	26	26
3.980% due 07/01/2021	45,500	49,693
4.000% due 03/01/2013 - 05/01/2042	43,362,133	45,507,073
4.188% due 03/01/2023	119	119
4.250% due 05/01/2016	12,024	13,108
4.254% due 08/01/2022	679	683
4.295% due 11/01/2021	35	35
4.316% due 09/01/2028	174	181
4.375% due 03/01/2023	69	73
4.412% due 02/01/2028	23	25
4.500% due 01/01/2013 - 05/01/2042	27,700,069	29,511,301
4.517% due 12/01/2036	668	704
4.668% due 09/01/2034	676	727
4.680% due 12/01/2012	338	341
4.764% due 11/01/2012	39	39
4.825% due 02/01/2020	28	28
4.836% due 04/01/2035	2,414	2,552
4.843% due 03/01/2035	171	172
4.859% due 02/01/2013	300	303
4.864% due 02/01/2013	294	299
4.870% due 05/01/2013	121	123
4.880% due 04/01/2013	31	32
4.991% due 03/01/2024	18	18
5.000% due 03/15/2016 - 02/01/2042	9,089,931	9,851,858
5.025% due 11/01/2022 - 05/01/2035	202	215
5.094% due 07/01/2035 - 10/01/2035	2,164	2,316
5.128% due 09/01/2035	2,326	2,492
5.135% due 11/01/2035	1,704	1,828
5.143% due 09/01/2035	1,013	1,086
5.152% due 02/01/2016	176	196
5.157% due 08/01/2035	1,388	1,489
5.162% due 10/01/2035	1,330	1,414
5.174% due 08/01/2035	1,760	1,889
5.185% due 07/01/2035 - 10/01/2035	3,860	4,142
5.201% due 09/01/2035	28	30
5.202% due 11/01/2035	1,285	1,379
5.213% due 06/01/2029	44	46
5.221% due 12/01/2035	1,580	1,697
5.237% due 09/01/2035	1,331	1,419
5.249% due 08/01/2035	1,552	1,668
5.250% due 09/15/2016	39,300	46,569
5.264% due 07/01/2035	959	1,031
5.270% due 02/01/2021	48	48
5.277% due 10/01/2035	1,658	1,782
5.282% due 11/01/2035	7	8
5.289% due 09/01/2035	1,595	1,713
5.290% due 11/25/2033	308	320
5.297% due 10/01/2035	1,848	1,983
5.309% due 11/01/2035	2,183	2,349
5.310% due 08/25/2033	1,393	1,434
5.339% due 01/01/2036	1,398	1,504
5.346% due 01/01/2036	30	32
5.364% due 11/01/2035	2,272	2,449
5.370% due 08/25/2043	1,339	1,390
5.375% due 07/15/2016 - 06/12/2017	264,500	314,294
5.410% due 09/01/2012	252	253
5.499% due 03/01/2036	1,503	1,624

18	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 12/01/2016 - 05/01/2042	$8,240,059	$8,998,892
5.570% due 12/01/2035	1,006	1,087
5.609% due 03/01/2036	819	876
5.623% due 02/01/2036	1,909	2,063
5.671% due 01/01/2036	771	828
5.681% due 02/01/2036	207	222
5.693% due 03/01/2023	353	379
5.710% due 03/01/2036	1,887	2,040
5.741% due 04/01/2036	5	6
5.750% due 12/20/2027 - 08/25/2034	1,733	1,887
5.766% due 09/01/2036	2	2
5.779% due 09/01/2037	12	13
5.780% due 09/01/2012	450	452
5.785% due 05/01/2037	27	28
5.790% due 10/01/2017	379	434
5.791% due 03/01/2036	1,469	1,589
5.813% due 06/01/2036	332	359
5.858% due 06/25/2037 (a)	4,903	609
6.000% due 08/01/2012 - 10/25/2044	4,660,476	5,148,055
6.008% due 05/25/2037 - 06/25/2037 (a)	7,547	1,056
6.027% due 09/01/2037	94	100
6.144% due 09/01/2036	17	18
6.160% due 08/01/2017	148	164
6.250% due 07/01/2024 - 02/25/2029	984	1,116
6.265% due 12/25/2042	19,990	22,800
6.290% due 02/25/2029	500	551
6.300% due 10/17/2038	3,487	3,687
6.308% due 07/25/2036 (a)	3,701	541
6.358% due 06/25/2037 (a)	4,016	461
6.390% due 05/25/2036	119	119
6.408% due 07/25/2037 (a)	5,473	808
6.497% due 10/25/2042	22,909	25,732
6.500% due 09/01/2012 - 02/25/2047	90,453	103,126
6.750% due 10/25/2023	179	211
6.900% due 05/25/2023	26	30
6.994% due 08/25/2037	339	372
7.000% due 09/01/2012 - 01/25/2048	14,016	16,021
7.250% due 01/01/2023	357	397
7.258% due 09/25/2038 (a)	2,601	389
7.375% due 05/25/2022	602	712
7.500% due 06/01/2013 - 07/25/2041	4,524	5,083
7.628% due 03/25/2039	26	30
7.750% due 01/25/2022	794	885
7.780% due 01/01/2018	1,898	2,096
7.800% due 10/25/2022 - 06/25/2026	145	174
8.000% due 06/01/2012 - 12/01/2033	11,434	13,676
8.000% due 08/18/2027 (a)	6	1
8.060% due 04/01/2030	1,599	1,973
8.080% due 04/01/2030	881	995
8.200% due 04/25/2025	1	1
8.490% due 06/01/2025	775	892
8.500% due 06/01/2017 - 07/01/2037	2,645	3,130
8.500% due 01/01/2018 (a)	3	0
8.750% due 01/25/2021	108	125
9.000% due 04/01/2017 - 11/01/2025	814	959
9.000% due 06/25/2022 (a)	25	6
9.250% due 04/25/2018	11	12
9.256% due 09/25/2028	180	198
9.300% due 05/25/2018 - 08/25/2019	35	39
9.500% due 01/01/2018 - 03/01/2026	424	491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 11/01/2013 - 05/01/2022	$73	$76
10.500% due 11/01/2013 - 04/01/2022	6	6
11.000% due 11/01/2013 - 11/01/2020	51	58
11.500% due 08/20/2016 - 11/01/2019	2	2
15.000% due 10/15/2012	1	1
903.213% due 08/25/2021 (a)	0	4
1,000.000% due 04/25/2022	1	23

Farmer Mac
6.770% due 01/25/2013	447	443
7.778% due 07/25/2012	450	447

FDIC Structured Sale Guaranteed Notes
0.741% due 11/29/2037	18,970	18,875
2.980% due 12/06/2020	8,929	9,321

Federal Housing Administration
1.000% due 12/01/2018	1,983	1,983
6.896% due 07/01/2020	6,268	6,156
6.960% due 05/01/2016	77	76
7.110% due 05/01/2019	1,354	1,335
7.315% due 08/01/2019	2,745	2,706
7.350% due 04/01/2019	40	39
7.375% due 02/01/2018	107	106
7.400% due 01/25/2020	807	795
7.430% due 10/01/2018 - 05/01/2024	4,378	4,321
7.430% due 12/01/2018 ^	294	290
7.450% due 05/01/2021	1,865	1,840
7.460% due 01/01/2023	41	41
7.465% due 11/01/2019	1,417	1,399
7.580% due 12/01/2040	6,936	6,849

Freddie Mac
0.000% due 10/15/2033 (b)	547	502
0.282% due 12/25/2036	9,731	9,679
0.392% due 07/15/2019	9,653	9,634
0.482% due 05/15/2036	38	38
0.492% due 07/15/2034	697	696
0.502% due 08/25/2031	313	304
0.542% due 02/15/2037	27	27
0.582% due 02/15/2037	179	178
0.592% due 12/15/2029 - 12/15/2030	211	211
0.642% due 06/15/2018 - 05/15/2037	42,360	42,340
0.692% due 06/15/2023 - 12/15/2031	45	45
0.742% due 06/15/2030 - 12/15/2032	268	269
0.812% due 06/15/2041 - 07/15/2041	79,735	79,917
0.822% due 05/15/2032 - 07/15/2037	33,151	33,365
0.912% due 08/15/2037	13,999	14,074
0.942% due 08/15/2037	5,374	5,409
0.952% due 10/15/2037	1,455	1,464
0.962% due 05/15/2037 - 09/15/2037	6,611	6,644
0.992% due 08/15/2036	329	331
1.000% due 03/08/2017 - 07/27/2021	1,928,720	1,903,334
1.092% due 11/15/2039	208	210
1.242% due 05/25/2043	9,342	9,246
1.250% due 05/12/2017 - 02/15/2021	386,711	386,476
1.355% due 10/25/2044	12,240	12,244
1.369% due 02/25/2045	29,878	28,551
1.380% due 10/25/2023	124	122
1.562% due 07/25/2044	5,171	5,262
1.750% due 04/01/2017 - 06/01/2017	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.870% due 10/25/2023	$622	$642
1.875% due 12/01/2016	62	62
1.967% due 01/01/2022	59	59
2.000% due 08/25/2016	89,100	92,686
2.022% due 06/01/2022	8	8
2.095% due 09/01/2035	81	86
2.125% due 02/01/2018	60	60
2.173% due 05/01/2023	104	110
2.216% due 09/01/2035	42	44
2.222% due 07/01/2032	2	2
2.225% due 03/01/2035	1,438	1,517
2.231% due 03/01/2024	182	192
2.249% due 12/01/2022	10	10
2.250% due 01/01/2019	1	1
2.265% due 05/01/2020 - 11/01/2026	250	262
2.267% due 06/01/2033	270	278
2.286% due 07/01/2023	50	50
2.288% due 11/01/2023	131	138
2.289% due 07/01/2020	101	101
2.311% due 04/01/2025	65	66
2.314% due 06/01/2021	234	248
2.318% due 08/01/2023	77	81
2.332% due 09/01/2028	2	2
2.336% due 04/01/2024	414	438
2.342% due 02/01/2037	27	29
2.345% due 08/01/2035	487	519
2.360% due 07/01/2022 - 04/01/2025	86	87
2.361% due 02/01/2023 - 11/01/2035	15,543	16,420
2.365% due 09/01/2023 - 11/01/2023	243	251
2.366% due 06/01/2024 - 01/01/2034	4,028	4,250
2.375% due 01/13/2022 - 10/01/2035	1,208,095	1,188,098
2.390% due 10/01/2026	200	212
2.395% due 02/01/2025	13	13
2.396% due 11/01/2028	408	434
2.407% due 08/01/2035	31,289	32,944
2.408% due 09/01/2023	118	119
2.409% due 10/01/2023	224	237
2.414% due 07/01/2024	49	52
2.433% due 10/01/2024	67	71
2.438% due 06/01/2022	74	75
2.439% due 08/01/2023	679	721
2.440% due 06/01/2022	311	316
2.449% due 09/01/2023	416	441
2.454% due 05/01/2023	32	32
2.464% due 05/01/2035	18,659	19,956
2.474% due 06/01/2035	36,806	38,990
2.476% due 10/01/2024	17	18
2.480% due 02/01/2021	5	5
2.481% due 08/01/2035	34	37
2.482% due 08/01/2023	332	340
2.485% due 09/01/2035	6,527	6,964
2.490% due 06/01/2020 - 08/01/2023	115	119
2.491% due 10/01/2035	14,565	15,536
2.494% due 09/01/2023	247	262
2.495% due 10/01/2035	26,351	28,116
2.496% due 01/01/2028	27	28
2.499% due 07/01/2035	8,627	9,205
2.500% due 12/01/2023 - 08/01/2035	495	517
2.507% due 04/01/2023	9	9
2.508% due 02/01/2026	344	365
2.509% due 05/01/2023	47	47
2.513% due 04/01/2036	900	963
2.515% due 10/01/2035	11,117	11,862
2.517% due 10/01/2023	85	90
2.521% due 09/01/2035	227	243
2.529% due 02/01/2036	482	511

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.530% due 07/01/2033	$23	$24
2.560% due 01/01/2024	24	24
2.579% due 07/01/2036	12	13
2.594% due 07/01/2027	15	16
2.606% due 10/01/2023 - 07/01/2030	717	736
2.615% due 07/01/2035	7,201	7,713
2.620% due 10/01/2035 - 05/01/2036	13,877	14,849
2.621% due 11/01/2035	11,591	12,415
2.625% due 03/01/2035 - 04/01/2036	165	177
2.637% due 08/01/2023	1	1
2.638% due 03/01/2035	21	22
2.643% due 07/01/2032	71	76
2.645% due 01/01/2035	203	207
2.661% due 01/01/2037	176	188
2.668% due 12/01/2026	421	432
2.670% due 06/01/2030	343	365
2.677% due 07/01/2023	70	70
2.690% due 08/01/2023	37	37
2.698% due 11/01/2034	497	533
2.724% due 02/01/2037	20	21
2.810% due 07/01/2019	130	131
2.835% due 09/01/2023	24	24
2.875% due 09/01/2018	41	42
2.938% due 10/01/2022	37	38
2.990% due 05/01/2022	14	14
3.086% due 05/01/2021	680	698
3.155% due 02/01/2019	22	23
3.239% due 05/01/2018	106	107
3.250% due 05/01/2023 - 11/15/2025	138	140
3.266% due 12/01/2018 - 08/15/2032	4,709	4,936
3.287% due 03/01/2022	692	733
3.330% due 04/01/2029	23	23
3.349% due 05/01/2018	143	144
3.350% due 11/15/2025	500	508
3.413% due 03/01/2021	313	314
3.500% due 09/01/2018 - 07/15/2032	1,115	1,179
3.512% due 01/01/2021	28	29
3.750% due 11/15/2017 - 03/27/2019	143,143	160,850
3.905% due 07/01/2019	2	3
4.000% due 09/15/2018 - 05/01/2042	333,338	348,510
4.150% due 06/15/2030	570	570
4.300% due 12/15/2024	1,000	1,017
4.306% due 10/01/2020	6	6
4.400% due 01/15/2025	650	666
4.500% due 05/01/2013 - 01/01/2042	4,265,372	4,526,894
4.530% due 01/01/2019	40	41
4.556% due 05/01/2020	11	12
4.875% due 06/13/2018	37,100	44,294
4.897% due 10/01/2035	1,351	1,452
4.941% due 10/01/2020	172	173
5.000% due 02/01/2013 - 07/01/2040	94,614	102,355
5.075% due 01/01/2019	1	1
5.084% due 10/01/2035	1,998	2,135
5.097% due 01/01/2036	7	8
5.105% due 05/01/2018	39	41
5.120% due 06/01/2037	28	29
5.129% due 09/01/2037	25	27
5.222% due 05/01/2037	174	184
5.250% due 04/18/2016	9,100	10,648
5.337% due 12/01/2035	1,283	1,381
5.443% due 11/01/2035	1,081	1,167
5.458% due 02/01/2038	43	46
5.500% due 09/01/2012 - 07/01/2047	763,580	834,324

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.684% due 03/01/2036	$824	$891
5.736% due 12/01/2037	113	121
5.842% due 04/01/2036	1,069	1,157
5.880% due 05/01/2037	61	64
5.950% due 06/15/2028	39,334	44,669
6.000% due 09/01/2012 - 05/01/2042	1,064,838	1,175,090
6.008% due 02/15/2038 (a)	3,585	476
6.250% due 12/15/2028	648	730
6.408% due 11/15/2036 (a)	41,529	6,244
6.500% due 08/01/2012 - 10/25/2043	182,574	198,802
6.950% due 07/15/2021 - 08/15/2021	71	80
7.000% due 04/01/2012 - 10/25/2043	25,562	29,008
7.000% due 09/15/2023 (a)	13	3
7.400% due 02/01/2021	484	477
7.500% due 02/01/2016 - 11/01/2037	9,924	11,177
7.645% due 05/01/2025	6,711	7,841
7.800% due 09/15/2020	6	6
8.000% due 11/01/2013 - 06/01/2030	2,117	2,487
8.250% due 06/15/2022	127	148
8.500% due 07/01/2014 - 06/01/2030	1,228	1,303
8.634% due 10/15/2033	703	684
8.637% due 10/15/2033	625	616
8.709% due 11/15/2033	1,645	1,771
8.750% due 12/15/2020	55	65
8.900% due 11/15/2020	352	401
9.000% due 10/01/2013 - 07/01/2030	368	419
9.000% due 05/01/2022 (a)	3	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	380	430
10.000% due 06/01/2017 - 03/01/2021	19	21
10.500% due 10/01/2017 - 01/01/2021	6	7
11.000% due 09/01/2015 - 05/01/2020	1	1
13.250% due 10/01/2013	19	20
14.000% due 04/01/2016	1	1
884.500% due 01/15/2021 (a)	0	2
1,007.500% due 02/15/2022 (a)	0	3

Ginnie Mae
0.542% due 05/20/2037	63,926	63,816
0.642% due 06/16/2031 - 03/16/2032	361	363
0.692% due 11/16/2029 - 10/16/2030	372	374
0.742% due 02/16/2030 - 04/16/2032	2,133	2,147
0.792% due 12/16/2025	64	65
0.842% due 02/16/2030	1,456	1,470
0.892% due 02/16/2030	623	630
1.060% due 02/20/2060	48,992	49,175
1.192% due 03/20/2031	102	104
1.470% due 11/16/2043 (a)	177,896	15,058
1.625% due 07/20/2017 - 10/20/2033	36,058	37,296
1.750% due 02/20/2032	776	804
2.000% due 07/20/2022 - 08/20/2030	7,164	7,415
2.250% due 01/20/2028 - 03/20/2030	5,019	5,187
2.375% due 02/20/2017 - 05/20/2032	38,659	40,076
2.500% due 06/20/2021 - 04/20/2041	22,727	23,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 01/20/2025	$12	$13
3.000% due 12/20/2018 - 06/20/2025	223	233
3.500% due 12/20/2017 - 12/20/2020	125	131
4.000% due 12/20/2015 - 08/20/2018	50	53
4.500% due 11/16/2028 - 08/15/2033	3,364	3,698
4.750% due 07/20/2035	2,025	2,219
5.000% due 02/20/2031 - 10/15/2037	649	695
5.196% due 10/16/2037	1,500	1,666
5.244% due 04/16/2038	1,560	1,727
5.500% due 05/20/2017 - 03/16/2034	401	425
6.000% due 03/15/2013 - 02/15/2040	23,556	26,530
6.250% due 03/16/2029	369	402
6.358% due 08/16/2033 (a)	2,346	464
6.500% due 04/15/2026 - 09/20/2038	30,680	34,869
6.750% due 06/20/2028 - 10/16/2040	16,946	19,125
7.000% due 09/15/2012 - 10/15/2034	4,173	4,772
7.500% due 05/20/2017 - 02/15/2035	5,589	6,336
7.750% due 08/20/2025 - 12/15/2040	1,524	1,628
8.000% due 01/15/2017 - 10/20/2031	856	992
8.250% due 04/15/2020	43	50
8.300% due 06/15/2019	12	14
8.500% due 07/15/2016 - 04/15/2031	614	700
9.000% due 04/20/2016 - 01/15/2031	612	688
9.500% due 09/15/2016 - 12/15/2026	282	312
10.000% due 02/15/2013 - 02/15/2025	191	212
10.250% due 02/20/2019	7	7
10.500% due 12/15/2015 - 09/15/2021	71	72
11.000% due 06/15/2013 - 09/15/2017	3	3
11.500% due 04/15/2013 - 05/15/2013	1	1
12.000% due 11/15/2012 - 05/15/2016	19	19
13.500% due 09/15/2014	2	2

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	98	99
1.000% due 03/25/2025 - 07/25/2025	97	98
1.100% due 01/25/2019 - 11/25/2024	102	103
3.870% due 01/01/2014	255	259
4.120% due 03/10/2014	331	344
4.190% due 03/01/2030	22,158	24,176
4.330% due 07/01/2014	47	48
4.340% due 03/01/2024	147	159
4.350% due 07/01/2023	459	497
4.430% due 05/01/2029	4,730	5,231
4.504% due 02/10/2014	21	22
4.524% due 02/10/2013	2,294	2,355
4.580% due 03/01/2018	403	430
4.625% due 02/01/2025	959	1,045
4.684% due 09/10/2014	12,892	13,541
4.750% due 07/01/2025	683	751
4.754% due 08/10/2014	915	968

20	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.770% due 04/01/2024	$702	$767
4.840% due 02/01/2023 - 05/01/2025	14,950	16,434
4.870% due 12/01/2024	1,332	1,476
4.890% due 12/01/2023	819	897
4.930% due 01/01/2024	1,675	1,857
4.950% due 03/01/2025	1,420	1,566
4.980% due 11/01/2023	6,239	6,838
5.090% due 10/01/2025	565	628
5.110% due 05/01/2017 - 08/01/2025	1,486	1,637
5.120% due 11/01/2017	126	135
5.130% due 09/01/2023	3,597	3,956
5.136% due 08/10/2013	206	214
5.160% due 02/01/2028	2,492	2,803
5.170% due 01/01/2028	1,818	2,051
5.190% due 01/01/2017 - 07/01/2024	313	342
5.200% due 11/01/2015	187	196
5.230% due 11/01/2016	209	221
5.240% due 08/01/2023	415	462
5.290% due 12/01/2027	57,409	64,317
5.310% due 05/01/2027	302	338
5.320% due 04/01/2027	375	420
5.340% due 11/01/2021	3,775	4,127
5.370% due 09/01/2016	187	198
5.490% due 05/01/2028	20,593	23,286
5.520% due 06/01/2024	4,526	5,087
5.600% due 09/01/2028	6,144	7,002
5.680% due 05/01/2016 - 06/01/2028	19,608	22,458
5.725% due 09/10/2018	23,381	25,879
5.780% due 08/01/2027	61	69
5.820% due 07/01/2027	2,432	2,779
5.870% due 07/01/2028	607	700
5.902% due 02/10/2018	4,642	5,147
6.020% due 08/01/2028	647	745
6.070% due 07/01/2026	938	1,065
6.340% due 03/01/2021	4,655	5,166
6.440% due 02/01/2021	993	1,103
6.700% due 12/01/2016	1,311	1,414
6.900% due 12/01/2020	1,389	1,547
6.950% due 11/01/2016	313	337
7.060% due 11/01/2019	647	717
7.150% due 03/01/2017	435	477
7.190% due 12/01/2019	238	264
7.200% due 10/01/2019	383	425
7.220% due 11/01/2020	386	430
7.500% due 04/01/2017	328	359
7.630% due 06/01/2020	2,100	2,355
7.700% due 07/01/2016	139	150

Tennessee Valley Authority
4.375% due 06/15/2041	850	867

Vendee Mortgage Trust
0.429% due 06/15/2023 (a)	14,228	128
6.500% due 09/15/2024	10,626	12,334
6.810% due 01/15/2030	1,542	1,823

Total U.S. Government Agencies (Cost $128,648,338)		129,606,029

U.S. TREASURY OBLIGATIONS 18.5%

U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2016	72,088	76,204
0.125% due 01/15/2022	1,317,681	1,349,181
0.625% due 07/15/2021 (j)(l)(m)	5,599,094	6,058,394
0.750% due 02/15/2042	902,106	859,185
1.125% due 01/15/2021	366,234	412,300
1.250% due 07/15/2020	564,154	644,370
1.375% due 01/15/2020	497,781	571,787

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028 (l)(m)	$1,966,228	$2,347,800
2.000% due 01/15/2026 (l)(m)	1,674,944	2,053,638
2.125% due 01/15/2019	16,047	19,209
2.125% due 02/15/2040 (m)	55,791	73,313
2.125% due 02/15/2041	25,876	34,110
2.375% due 01/15/2017	57,098	66,929
2.375% due 01/15/2025	1,535,219	1,953,446
2.375% due 01/15/2027 (i)(k)(l)(m)	2,147,794	2,756,896
2.500% due 01/15/2029 (l)(m)	2,658,909	3,511,421
3.625% due 04/15/2028 (m)	411,877	608,002
3.875% due 04/15/2029 (m)	701,671	1,081,560
U.S. Treasury Notes
0.250% due 01/31/2014 (j)	30,150	30,109
0.250% due 03/31/2014 (c)	3,093,900	3,088,826
0.250% due 02/15/2015	15,500	15,391
0.875% due 12/31/2016 (j)	701,996	698,322
0.875% due 01/31/2017	3,345,380	3,324,993
0.875% due 02/28/2017 (k)	3,342,000	3,318,242
1.250% due 03/15/2014 (j)	24,380	24,809
1.375% due 11/30/2018 (j)(m)	2,399,400	2,376,157
1.375% due 12/31/2018	2,100,000	2,077,360
1.375% due 02/28/2019 (k)	2,524,600	2,488,112
1.500% due 08/31/2018	627,892	629,364
2.625% due 08/15/2020 (j)(l)	1,124,900	1,185,628
2.625% due 11/15/2020 (l)	681,700	716,637
2.750% due 02/15/2019	359,100	386,734
3.000% due 02/28/2017	19,100	20,901
3.125% due 05/15/2019	343,500	378,118
3.375% due 11/15/2019	610,500	681,375
3.500% due 05/15/2020	531,940	598,183
3.625% due 08/15/2019	289,000	327,879

Total U.S. Treasury Obligations (Cost $46,780,205)		46,844,885

MORTGAGE-BACKED SECURITIES 6.6%

7 WTC Depositor LLC Trust
4.082% due 03/13/2031 (c)	4,600	4,696

Adjustable Rate Mortgage Trust
2.642% due 03/25/2035	9,516	8,811
2.747% due 11/25/2035	11,959	8,772
2.876% due 09/25/2035	628	509
3.396% due 08/25/2035	6,873	5,794
3.766% due 07/25/2035	6,025	4,688
5.150% due 01/25/2036	3,519	2,860
5.174% due 11/25/2035	1,235	886
5.313% due 10/25/2035	25,321	22,115

American Home Mortgage Assets LLC
0.432% due 05/25/2046	37,501	20,930
0.432% due 09/25/2046	16,431	9,381
0.452% due 10/25/2046	23,873	12,169
0.859% due 02/25/2047	17,307	8,225
1.079% due 11/25/2046	83,293	39,022
1.119% due 09/25/2046	6,691	3,626

American Home Mortgage Investment Trust
0.612% due 10/25/2034	42	41
2.240% due 09/25/2045	10,419	8,235
2.241% due 02/25/2045	58,405	47,745
2.365% due 09/25/2035	553	538
2.597% due 10/25/2034	27,404	25,390
2.782% due 02/25/2045	21,733	18,809

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arkle Master Issuer PLC
1.645% due 05/17/2060		$700,671	$701,981
2.215% due 05/17/2060		66,700	66,860

Arran Residential Mortgages Funding PLC
2.241% due 11/19/2047	EUR	42,646	56,764
2.251% due 05/16/2047		54,326	72,473
2.451% due 05/16/2047		354,184	471,832

Banc of America Alternative Loan Trust
5.000% due 08/25/2019		$1,299	1,339

Banc of America Funding Corp.
0.532% due 05/20/2035		1,880	1,070
0.542% due 02/20/2035		2,263	1,804
2.653% due 02/20/2036		6,152	5,625
2.660% due 03/20/2035		2,671	2,465
2.667% due 05/25/2035		214,642	215,376
2.700% due 11/20/2034		1,882	1,456
4.704% due 09/20/2034		1,749	1,784
5.244% due 11/20/2035		4,315	3,263
5.465% due 05/20/2036		12,326	10,043
5.500% due 09/25/2034		25,114	24,630
5.500% due 09/25/2035		5,645	5,711
5.538% due 05/20/2036		15,877	14,792
5.589% due 03/20/2036		780	624
5.623% due 03/20/2036		2,585	2,148
5.654% due 04/20/2036		15,875	12,584
5.741% due 01/20/2047		311	192
5.753% due 10/25/2036 ^		1,846	1,236
5.837% due 01/25/2037		1,511	942
5.888% due 04/25/2037		4,768	4,072
5.933% due 10/20/2046		5,543	3,237
6.000% due 09/25/2036		36,624	32,848

Banc of America Large Loan, Inc.
0.752% due 08/15/2029		2,711	2,571
1.992% due 11/15/2015		197,718	185,013
5.616% due 06/24/2050		35,400	39,517
5.639% due 02/17/2051		90,358	100,244
5.898% due 02/15/2051		40,000	45,757

Banc of America Mortgage Securities, Inc.
0.942% due 11/25/2035		3,734	3,165
2.748% due 07/25/2034		463	416
2.755% due 11/25/2035		2,369	1,873
2.795% due 09/25/2033		2,266	2,156
2.805% due 08/25/2035		18,077	13,702
2.838% due 06/25/2035		6,000	4,722
2.856% due 12/25/2033		3,137	3,177
2.870% due 07/25/2035		4,064	3,276
2.871% due 05/25/2035		24,952	19,541
2.873% due 07/25/2033		242	232
2.879% due 05/25/2033		2,604	2,369
2.881% due 05/25/2034		1,877	1,724
2.931% due 01/25/2035		4,031	3,565
2.972% due 03/25/2035		20,724	17,693
2.987% due 04/25/2034		360	358
2.989% due 02/25/2035		5,080	4,597
2.999% due 02/25/2036		3,518	2,615
3.447% due 07/20/2032		991	962
5.002% due 11/25/2034		2,960	2,764
5.170% due 02/25/2035		5,355	4,813
5.203% due 07/25/2035		2,967	2,666
5.305% due 04/25/2035		4,063	3,728
5.320% due 07/25/2035		3,525	3,445
5.500% due 12/25/2020		1,623	1,640
6.000% due 07/25/2046		4,854	4,134
6.500% due 10/25/2031		87	91
6.500% due 09/25/2033		4,994	5,278

Banc of America Re-REMIC Trust
1.765% due 02/17/2040		1,159	1,157

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 07/10/2046 (a)	$62,834	$382
4.811% due 12/10/2042	10	11
4.933% due 07/10/2045	250	274
5.115% due 10/10/2045	200	223
5.381% due 01/15/2049	98	98
5.414% due 09/10/2047	15,400	17,160
5.451% due 01/15/2049	5,410	6,119
5.492% due 02/10/2051	25,110	28,465
5.544% due 06/10/2039	409	441
5.633% due 06/10/2049	16,964	18,621
5.634% due 04/10/2049	4,831	4,953
5.664% due 04/10/2049	5,539	6,117
5.724% due 02/10/2051	3,680	4,191
5.731% due 05/10/2045	29,000	33,111
6.200% due 02/10/2051	24,070	28,218
9.073% due 10/11/2037	90	100

Bayview Commercial Asset Trust
0.672% due 08/25/2034	748	599

BCAP LLC Trust
0.381% due 11/26/2036	9,750	6,264
0.401% due 11/26/2036	30,000	16,800
0.412% due 01/25/2037 ^	74,187	38,441
0.981% due 01/26/2047	30,441	21,613
2.611% due 10/26/2036	9,578	8,139
2.861% due 05/26/2036	19,118	13,867
4.531% due 02/26/2036	15,437	13,700
5.000% due 01/26/2021	18,365	18,194
5.250% due 06/26/2036	104,693	90,036
5.250% due 09/26/2036	32,687	29,396
5.250% due 04/26/2037	114,023	102,614
5.250% due 06/26/2037	13,168	12,602
5.250% due 08/26/2037	22,100	21,658
5.365% due 07/26/2037	34,093	29,341
5.500% due 11/25/2034	22,155	20,978
5.564% due 03/26/2037	38,619	29,080
5.775% due 03/26/2037	9,372	9,292

BCRR Trust
4.230% due 12/22/2032	2,488	2,478
4.230% due 04/22/2034	496	495
4.230% due 05/22/2034	30,014	29,959
4.230% due 06/22/2035	47	47
4.230% due 02/22/2041	1,353	1,357
5.858% due 07/17/2040	10,000	11,434

Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	2,863	2,778
2.250% due 08/25/2035	3,873	3,581
2.400% due 10/25/2035	42,777	37,099
2.520% due 02/25/2036	14,625	13,191
2.546% due 05/25/2033	1,724	1,736
2.570% due 03/25/2035	44,167	42,972
2.572% due 04/25/2034	6,893	6,229
2.584% due 08/25/2033	53	52
2.614% due 08/25/2033	865	866
2.625% due 04/25/2033	222	213
2.656% due 10/25/2033	42	42
2.679% due 04/25/2033	1,807	1,809
2.689% due 10/25/2035	211,143	189,891
2.702% due 11/25/2034	1,919	1,787
2.715% due 01/25/2035	63	51
2.731% due 08/25/2035	9,300	5,961
2.808% due 11/25/2034	6,301	5,370
2.809% due 09/25/2034	3,961	3,332
2.814% due 01/25/2035	1,932	1,716
2.836% due 07/25/2034	564	468
2.851% due 01/25/2034	3,104	3,136
2.875% due 01/25/2034	47	38
2.882% due 03/25/2035	6,952	5,829
2.884% due 05/25/2034	21	18
2.888% due 02/25/2033	128	112
2.917% due 01/25/2035	376	356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.920% due 01/25/2034	$5,651	$5,584
2.926% due 02/25/2034	2,993	2,777
2.954% due 11/25/2030	3,664	3,741
2.992% due 03/25/2035	7,487	6,399
3.027% due 05/25/2034	34	34
3.046% due 05/25/2034	78	75
3.049% due 04/25/2034	62	55
3.078% due 03/25/2035	2,064	2,043
3.207% due 11/25/2034	4,930	4,911
3.214% due 12/25/2035	6,346	6,081
3.964% due 05/25/2047	39,001	26,415
4.745% due 07/25/2034	1,944	1,852
5.102% due 08/25/2035	25,563	20,921
5.142% due 08/25/2035	87,538	86,093
5.294% due 04/25/2033	3,802	3,804
5.363% due 02/25/2036	4,274	3,778
5.492% due 02/25/2036	5,783	3,568
5.579% due 04/25/2033	7,476	7,376
5.703% due 02/25/2033	2,807	2,800

Bear Stearns Alt-A Trust
0.402% due 02/25/2034	5,418	4,423
0.442% due 02/25/2034	75	33
0.462% due 04/25/2035	2,967	2,307
0.482% due 02/25/2036	3,996	2,345
2.497% due 12/25/2033	2,646	2,555
2.529% due 10/25/2033	140	115
2.555% due 01/25/2036	25,006	12,842
2.646% due 04/25/2035	26	19
2.658% due 09/25/2034	283	213
2.673% due 02/25/2034	208	187
2.762% due 02/25/2036 ^	2,304	1,043
2.783% due 11/25/2036	417	231
2.809% due 05/25/2035	145,080	115,350
2.826% due 09/25/2035	60,247	40,143
2.873% due 11/25/2036	96	52
2.881% due 02/25/2034	5,894	5,583
2.915% due 01/25/2035	5,209	4,093
2.940% due 03/25/2036	2,860	1,593
3.871% due 08/25/2036 ^	7,879	1,565
4.992% due 11/25/2036	724	438
5.655% due 08/25/2036 ^	140	83

Bear Stearns Commercial Mortgage Securities
0.572% due 03/15/2022	186	181
0.622% due 03/15/2022	10,000	9,615
0.742% due 03/15/2022	17,750	16,715
4.830% due 08/15/2038	63	64
4.868% due 09/11/2042	17,825	18,585
4.871% due 09/11/2042	100	110
4.980% due 02/11/2041	235	243
5.116% due 02/11/2041	900	985
5.127% due 10/12/2042	4,319	4,318
5.201% due 12/11/2038	6,250	7,072
5.330% due 01/12/2045	74	74
5.331% due 02/11/2044	51,225	55,366
5.405% due 12/11/2040	165	185
5.452% due 03/11/2039	13,950	15,694
5.468% due 06/11/2041	100	107
5.471% due 01/12/2045	30,150	34,305
5.666% due 06/11/2040	6,056	6,297
5.694% due 09/11/2038	438	466
5.694% due 06/11/2050	48,340	55,341
5.700% due 06/11/2050	64,125	73,583
5.703% due 06/11/2050	1,300	1,367
5.718% due 06/11/2040	65,984	75,544
5.719% due 09/11/2038	300	342
7.000% due 05/20/2030	11,438	12,411

Bear Stearns Mortgage Securities, Inc.
3.505% due 06/25/2030	42	41

Bear Stearns Structured Products, Inc.
2.749% due 01/26/2036	6,015	3,547
2.845% due 12/26/2046	5,134	2,926

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bella Vista Mortgage Trust
0.492% due 05/20/2045	$58	$33

CC Mortgage Funding Corp.
0.422% due 05/25/2036	3,238	2,053

Chase Mortgage Finance Corp.
2.757% due 02/25/2037	1,880	1,724
2.802% due 12/25/2035	18,292	15,271
2.818% due 02/25/2037	1,255	1,158
2.844% due 03/25/2037	18,433	14,522
3.975% due 02/25/2037	13,587	12,731
4.625% due 02/25/2034	5,129	5,171
5.097% due 12/25/2035	9,111	8,074
5.500% due 12/25/2022	17,854	17,971
5.667% due 09/25/2036	242	190
5.679% due 03/25/2037	623	528
6.000% due 11/25/2036	1,230	1,042
6.000% due 02/25/2037	2,935	2,309
6.000% due 03/25/2037	19,982	16,110

Chaseflex Trust
0.742% due 06/25/2035	5,403	3,858
5.500% due 06/25/2035	18	18
6.000% due 02/25/2037 ^	3,911	2,984

Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	3,079	3,233
5.500% due 08/25/2022	1,268	1,273
5.500% due 12/25/2022	1,186	1,174
5.500% due 02/25/2026	846	827
5.500% due 04/25/2037	3,781	3,695
5.750% due 09/25/2037	5,784	5,450
6.000% due 06/25/2036	8,401	8,287

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	399
5.622% due 12/10/2049	89	89
5.696% due 12/10/2049	500	559
5.726% due 03/15/2049	425	484
5.858% due 07/17/2040	7,592	7,737
6.074% due 12/10/2049	39,552	46,028

Citigroup Mortgage Loan Trust, Inc.
0.312% due 01/25/2037	1,160	623
1.042% due 08/25/2035	4,653	2,874
2.100% due 09/25/2035	8,778	8,524
2.230% due 09/25/2035	21,649	20,454
2.450% due 09/25/2035	68,099	59,990
2.530% due 10/25/2035	42,505	35,378
2.580% due 10/25/2035	54,072	48,502
2.605% due 07/25/2046 ^	10,707	6,559
2.660% due 05/25/2035	162	151
2.666% due 12/25/2035 ^	3,726	1,809
2.682% due 08/25/2035	63,609	60,012
2.800% due 09/25/2034	1,470	1,454
3.001% due 02/25/2034	5,427	5,206
4.288% due 05/25/2035	5,150	4,600
5.120% due 09/25/2035	96,625	89,827
5.328% due 08/25/2035	13,572	12,900
5.509% due 09/25/2037 ^	70,020	44,003

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	28,578	28,854
5.225% due 07/15/2044	500	558
5.322% due 12/11/2049	94,870	104,142
5.324% due 01/15/2046	300	333
5.617% due 10/15/2048	3,720	4,218
5.886% due 11/15/2044	4,205	4,854

Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	4,236	4,166
6.000% due 06/25/2037	2,706	1,988

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	269	303

22	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	$10	$12

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	159	165

Commercial Mortgage Loan Trust
6.003% due 12/10/2049	58,150	65,991

Commercial Mortgage Pass-Through Certificates
0.463% due 02/05/2019	5,725	5,419
0.465% due 12/10/2046 (a)	81,813	676
0.742% due 07/16/2034	64	64
5.116% due 06/10/2044	250	277
5.306% due 12/10/2046	139,953	157,346
5.543% due 12/11/2049	19,400	21,508
5.750% due 06/10/2046	390	442
5.813% due 12/10/2049	5,550	6,404

Community Program Loan Trust
4.500% due 10/01/2018	634	634
4.500% due 04/01/2029	26,000	26,393

Countrywide Alternative Loan Trust
0.412% due 01/25/2037	3,317	1,883
0.412% due 05/25/2047	6,419	4,085
0.422% due 02/20/2047	1,444	716
0.422% due 05/25/2047	6,273	3,743
0.432% due 09/25/2046	34,714	19,550
0.437% due 12/20/2046	101,892	55,001
0.442% due 05/25/2036	2,831	1,597
0.442% due 06/25/2037	18	12
0.452% due 05/25/2035	309	186
0.452% due 05/20/2046	1,782	918
0.452% due 07/20/2046	43,772	17,988
0.452% due 07/25/2046	6,614	4,160
0.492% due 09/25/2046	1,000	95
0.492% due 10/25/2046	462	129
0.502% due 07/25/2046	800	71
0.512% due 05/25/2036	504	91
0.522% due 02/25/2037	5,041	2,759
0.532% due 06/25/2034	5,912	4,905
0.572% due 09/25/2035	2,853	1,634
0.592% due 09/25/2035	3,387	2,072
0.592% due 05/25/2037 ^	384	203
0.692% due 08/25/2033	163	158
0.692% due 09/25/2034	355	340
0.792% due 10/25/2036 ^	8,943	4,802
0.942% due 10/25/2035	4,725	3,523
1.159% due 12/25/2035	1,288	760
1.159% due 02/25/2036	1,107	759
1.282% due 08/25/2035	447	232
1.342% due 02/25/2036 ^	13,509	8,553
1.659% due 11/25/2035	2,487	1,530
2.199% due 11/25/2035	32	20
2.926% due 02/25/2037	33,035	21,614
5.000% due 08/25/2019	423	428
5.000% due 01/25/2035	43	43
5.046% due 10/25/2035	3,387	2,508
5.250% due 10/25/2033	16,755	16,993
5.250% due 06/25/2035	1,808	1,517
5.500% due 06/25/2035	17,000	13,990
5.529% due 08/25/2036	978	965
5.559% due 11/25/2035 ^	2,895	1,741
5.750% due 03/25/2037	2,810	1,947
6.000% due 10/25/2032	881	926
6.000% due 10/25/2033	974	960
6.000% due 12/25/2033	19	19
6.000% due 02/25/2034	17	17
6.000% due 04/25/2036	3,450	2,495
6.000% due 01/25/2037 ^	13,892	9,292
6.000% due 02/25/2037	1,705	1,048
6.250% due 12/25/2033	314	327
6.250% due 11/25/2036 ^	1,858	1,463
6.250% due 08/25/2037 ^	6,855	4,253
6.500% due 05/25/2036	7,313	4,092

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
0.472% due 05/25/2035	$15,447	$10,501
0.532% due 04/25/2035	20,919	13,584
0.542% due 05/25/2035	859	589
0.562% due 03/25/2035	544	322
0.572% due 02/25/2035	2,197	1,550
0.582% due 02/25/2035	460	329
0.582% due 06/25/2035	7,965	6,814
0.582% due 03/25/2036	706	224
0.592% due 02/25/2036	409	115
0.622% due 09/25/2034	35	23
0.642% due 08/25/2018	1,048	1,007
0.782% due 02/25/2035	655	547
1.450% due 10/25/2033	8,424	8,086
1.942% due 06/19/2031	182	177
2.125% due 07/19/2031	28	28
2.249% due 07/25/2034	4,728	4,448
2.574% due 06/20/2034	1,478	1,236
2.595% due 02/20/2036	34,546	25,448
2.610% due 02/20/2036	45	29
2.706% due 10/19/2032	65	43
2.737% due 04/20/2035	17	16
2.746% due 11/25/2034	12,772	10,615
2.776% due 02/20/2035	21,375	17,710
2.778% due 11/20/2034	8,960	7,661
2.798% due 08/25/2034	376	291
2.837% due 03/25/2037 ^	2,136	1,017
5.576% due 09/25/2047	6,815	4,509
5.750% due 02/25/2037	6,550	5,566
6.000% due 08/25/2037	23,880	24,197
6.000% due 09/25/2037	1,663	1,501
6.250% due 09/25/2036	17,457	15,026
6.500% due 01/25/2034	724	730
6.500% due 11/25/2034	3,183	3,255
7.500% due 11/25/2034	1,651	1,701
7.500% due 06/25/2035	3,890	3,885

Credit Suisse First Boston Mortgage Securities Corp.
0.929% due 03/25/2032	658	504
0.982% due 06/25/2034	1,040	908
1.848% due 05/25/2032	63	59
2.434% due 07/25/2033	7,054	6,622
2.568% due 06/25/2032	53	34
2.575% due 08/25/2033	1,004	997
2.706% due 09/25/2034	6,521	6,445
2.712% due 04/25/2034	23,451	22,694
3.120% due 05/25/2032	149	152
4.512% due 07/15/2037	49	49
4.832% due 04/15/2037	10,553	11,270
4.871% due 06/25/2032	23	21
5.100% due 08/15/2038	200	221
5.104% due 08/15/2038	250	274
5.500% due 09/25/2035	14,674	13,634
5.500% due 10/25/2035	4,587	4,116
6.000% due 11/25/2035	58	46
6.500% due 04/25/2033	1,242	1,317
7.500% due 05/25/2032	139	145
7.500% due 12/25/2032	3	3

Credit Suisse Mortgage Capital Certificates
0.412% due 10/15/2021	3,304	3,080
0.472% due 10/15/2021	9,939	9,364
5.383% due 02/15/2040	4,200	4,377
5.467% due 09/15/2039	43,630	48,301
5.467% due 09/18/2039	26,000	28,542
5.467% due 12/18/2043	47,400	52,860
5.509% due 04/15/2047	40,150	44,749
5.579% due 04/25/2037	1,819	987
5.633% due 06/10/2049	34,815	39,099
5.663% due 03/15/2039	14,987	16,499
5.695% due 09/15/2040	47,601	52,475
5.713% due 06/15/2039	9,246	9,576
5.786% due 12/18/2049	126,047	140,063
5.863% due 02/25/2037	4,768	2,793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CW Capital Cobalt Ltd.
5.334% due 04/15/2047		$13,400	$13,511
5.484% due 04/15/2047		4,100	4,507

DBUBS Mortgage Trust
3.386% due 07/10/2044		69,500	73,613

DECO Series
1.245% due 01/27/2020	GBP	12,198	17,128
1.285% due 10/27/2014		13,500	21,131
1.419% due 01/27/2018	EUR	34,134	40,713

Deutsche ALT-A Securities, Inc.
0.342% due 10/25/2036		$10	4
0.392% due 02/25/2047		14,039	7,031
4.975% due 10/25/2035		9,872	7,280
4.995% due 10/25/2035		6,432	5,782
5.000% due 10/25/2018		276	283
5.500% due 12/25/2035 ^		3,803	2,754
5.869% due 10/25/2036 ^		3,017	1,723
5.886% due 10/25/2036 ^		3,017	1,725
6.005% due 10/25/2036 ^		2,255	1,300
6.300% due 07/25/2036 ^		3,313	1,689

Deutsche Mortgage Securities, Inc.
1.521% due 06/28/2047		8,051	7,994
5.248% due 06/26/2035		25,000	24,373

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (p)		156	124

Downey Savings & Loan Association Mortgage Loan Trust
0.422% due 04/19/2047		4,344	1,068
2.455% due 07/19/2044		68	54

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		9	11

EMF-NL
2.031% due 04/17/2041	EUR	10,200	10,761
2.231% due 10/17/2041		32,619	38,392

European Loan Conduit
1.207% due 05/15/2019		30,651	35,066

Eurosail PLC
1.981% due 10/17/2040		4,857	5,882

First Horizon Alternative Mortgage Securities
0.742% due 06/25/2035		$12,457	9,025
2.378% due 06/25/2034		11,901	10,509
2.416% due 08/25/2034		1,912	1,646
2.470% due 08/25/2035		5,934	4,496
2.583% due 09/25/2035		9,286	6,268
2.603% due 04/25/2035		4,968	4,121
2.614% due 03/25/2035		111	76
5.500% due 05/25/2035		8,675	7,428
5.500% due 06/25/2035		11,609	9,881
6.250% due 08/25/2037 ^		1,884	1,206

First Horizon Asset Securities, Inc.
0.512% due 02/25/2035		56	49
2.538% due 02/25/2034		92	89
2.541% due 12/25/2033		20	18
2.585% due 01/25/2037		178	134
2.594% due 04/25/2035		8,773	7,886
2.617% due 02/25/2035		5,100	4,734
2.623% due 10/25/2035		7,752	5,877
2.652% due 05/25/2035		1,573	1,298
2.701% due 06/25/2035		6,899	5,687
2.731% due 08/25/2035		5,652	4,643
5.103% due 06/25/2035		4,914	4,321
5.197% due 10/25/2035		3,429	3,131
5.246% due 06/25/2035		20,431	19,307
5.250% due 05/25/2021		1,434	1,362
5.250% due 03/25/2035		9,367	9,199
5.342% due 11/25/2034		8,244	8,272
5.412% due 11/25/2035		7,957	6,939
5.448% due 09/25/2035		13,149	12,435
5.500% due 01/25/2035		1,600	1,569
5.590% due 10/25/2036		3,844	3,126

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Nationwide Trust
6.750% due 08/21/2031		$410	$425

First Republic Mortgage Loan Trust
0.542% due 08/15/2032		442	441
0.592% due 11/15/2031		370	349
0.642% due 11/15/2032		71	67
0.722% due 06/25/2030		1,314	1,250
0.742% due 11/15/2030		58	56

Fosse Master Issuer PLC
2.422% due 10/18/2054	EUR	2,000	2,659
2.522% due 10/18/2054		4,100	5,473
2.622% due 10/18/2054		14,900	19,935

Fund America Investors Corp.
2.282% due 06/25/2023		$72	72

GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,568

GMAC Mortgage Corp. Loan Trust
3.059% due 06/25/2034		4,332	3,884
3.272% due 06/25/2034		53	51
4.946% due 05/25/2035		7,546	7,099

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		186	183
8.950% due 08/20/2017		44	49

Gracechurch Mortgage Financing PLC
0.573% due 11/20/2056		91,122	91,069
1.141% due 11/20/2056	EUR	65,324	86,966

Granite Master Issuer PLC
0.332% due 12/17/2054		$5,246	5,035
0.342% due 12/20/2054		71,558	68,681
0.502% due 12/20/2054		4,485	4,305
0.565% due 12/17/2054	EUR	1,957	2,508
0.638% due 12/20/2054		11,940	15,294
0.658% due 12/20/2054		18,281	23,423
0.678% due 12/20/2054		14,660	18,784
0.816% due 12/20/2054	GBP	65,373	100,171
0.817% due 12/17/2054		25,539	39,003
0.826% due 12/20/2054		28,498	43,661
0.866% due 12/20/2054		21,569	33,027
0.896% due 12/20/2054		2,975	4,556
0.946% due 12/20/2054		17,028	26,074

Granite Mortgages PLC
1.316% due 06/20/2044		14,923	23,039
1.356% due 03/20/2044		589	907
1.396% due 09/20/2044		3,861	5,969
1.470% due 01/20/2044		6,255	9,677

Greenpoint Mortgage Funding Trust
0.322% due 10/25/2046		$348	331
0.322% due 01/25/2047 ^		107	104
0.442% due 10/25/2046		910	251
0.442% due 12/25/2046 ^		828	227
0.462% due 06/25/2045		1,265	857
0.512% due 04/25/2036 ^		523	81
0.512% due 11/25/2045		669	415
0.582% due 10/25/2046		836	66

Greenwich Capital Commercial Funding Corp.
0.383% due 11/05/2021		5,584	5,335
4.799% due 08/10/2042		2,700	2,929
5.224% due 04/10/2037		64,453	70,460
5.381% due 03/10/2039		472	478
5.444% due 03/10/2039		92,856	102,553
5.597% due 12/10/2049		4,000	4,110

GS Mortgage Securities Corp.
1.103% due 03/06/2020		4,482	4,452
1.260% due 03/06/2020		76,080	74,888
1.456% due 03/06/2020		46,490	45,740
2.716% due 02/10/2021		29,991	30,519
2.999% due 08/10/2044		30	31
4.751% due 07/10/2039		19,000	20,666

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.761% due 07/10/2039		$10,225	$10,931
5.396% due 08/10/2038		50	54
5.479% due 11/10/2039		51	51
5.506% due 04/10/2038		61	62
5.553% due 04/10/2038		70	78
5.560% due 11/10/2039		35,665	40,390

GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		4,968	5,064

GSR Mortgage Loan Trust
0.592% due 01/25/2034		136	132
1.870% due 03/25/2033		64	65
2.441% due 06/25/2034		861	766
2.659% due 09/25/2035		118,114	115,164
2.673% due 09/25/2035		51,452	49,605
2.677% due 09/25/2035		12,900	10,366
2.683% due 11/25/2035		45,712	40,464
2.701% due 01/25/2036		412	328
2.716% due 12/25/2034		5,589	5,286
2.749% due 07/25/2035		9,800	7,393
2.856% due 01/25/2035		6,222	5,533
2.866% due 04/25/2035		10,224	8,927
2.889% due 04/25/2035		7,019	6,624
2.894% due 04/25/2036		165	131
2.896% due 05/25/2035		37,081	30,482
5.132% due 11/25/2035		111,304	107,267
5.193% due 11/25/2035		7,754	6,265
5.250% due 07/25/2035		4,972	4,854
5.376% due 05/25/2035		8,703	8,449
5.500% due 03/25/2035		150	126
5.750% due 02/25/2036		3,756	3,543
5.750% due 02/25/2037		11,275	10,402
6.000% due 03/25/2032		24	25
6.000% due 11/25/2035		17,482	16,967
6.000% due 01/25/2037		26,595	24,894
6.000% due 03/25/2037		24,546	22,183
6.000% due 05/25/2037		14,431	13,183
6.500% due 09/25/2036		9,233	8,048

Harborview Mortgage Loan Trust
0.372% due 04/19/2038		23,805	15,640
0.392% due 01/25/2047		5,808	3,244
0.422% due 07/19/2046		43,301	25,346
0.432% due 07/21/2036		5,587	3,542
0.432% due 01/19/2038		10,647	6,922
0.442% due 09/19/2046		8,419	5,277
0.462% due 05/19/2035		2,931	1,870
0.482% due 03/19/2036		16,079	8,917
0.522% due 02/19/2036		13,993	8,158
0.552% due 11/19/2035		22,390	14,651
0.582% due 06/20/2035		7,206	5,965
0.592% due 01/19/2035		3,020	1,939
0.982% due 02/19/2034		7	6
1.242% due 11/25/2047		3,752	2,649
2.415% due 06/19/2034		7,505	6,769
2.799% due 07/19/2035		991	721
2.959% due 07/19/2035		160	132
2.984% due 05/19/2033		110	107
5.242% due 08/19/2036 ^		5,292	3,748

Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	188,035	251,413
2.631% due 10/15/2054		200	268

Homebanc Mortgage Trust
0.422% due 12/25/2036		$2,870	1,895
0.512% due 10/25/2035		12,300	8,682
1.102% due 08/25/2029		564	414
5.563% due 04/25/2037		4,100	2,096
5.625% due 04/25/2037		7,947	6,930

Homestar Mortgage Acceptance Corp.
0.692% due 07/25/2034		5,593	5,271

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac CMB Trust
0.882% due 10/25/2033	$339	$287
0.982% due 11/25/2034	3,420	2,912
1.002% due 10/25/2033	55	48
1.242% due 07/25/2033	1,253	1,154
4.843% due 09/25/2034	470	453

Indymac ARM Trust
1.717% due 01/25/2032	84	67
1.785% due 01/25/2032	532	423
2.197% due 08/25/2031	447	439

Indymac Index Mortgage Loan Trust
0.432% due 09/25/2046	25,441	15,289
0.442% due 11/25/2046	963	264
0.442% due 06/25/2047	13,225	7,009
0.482% due 04/25/2035	2,221	1,583
0.482% due 07/25/2035	4,293	2,951
0.542% due 06/25/2037 ^	1,937	664
1.022% due 05/25/2034	20	14
2.430% due 01/25/2036	10,811	6,718
2.574% due 12/25/2034	2,556	1,968
2.630% due 01/25/2035	250	190
2.697% due 10/25/2034	6,883	6,278
2.969% due 04/25/2037	14,019	6,273
4.798% due 06/25/2035	2,470	1,917
4.848% due 09/25/2035	4,395	2,419
4.848% due 09/25/2035 ^	408	14
5.000% due 08/25/2035	1,506	1,112
5.000% due 08/25/2035 ^	1,360	925
5.000% due 06/25/2036	2,337	1,884
5.047% due 01/25/2036	1,576	1,125
5.063% due 10/25/2035	1,354	1,042
5.145% due 04/25/2037 ^	31,567	16,666

Indymac Mortgage Loan Trust
0.422% due 07/25/2047	15,250	8,099
0.542% due 11/25/2035 ^	1,196	555
2.510% due 01/25/2036	21,453	16,563
5.519% due 08/25/2036	4,019	3,938

Jamaica Housing Development
3.104% due 10/01/2018	4,517	4,398

JPMorgan Alternative Loan Trust
0.412% due 08/25/2036	30,000	20,322
5.550% due 10/25/2036	290	280

JPMorgan Chase Commercial Mortgage Securities Corp.
0.024% due 01/12/2043 (a)	9,271	1
0.617% due 07/15/2019	25,006	24,261
2.749% due 11/15/2043	736	762
3.341% due 07/15/2046	25,100	26,415
3.673% due 02/15/2046	32,700	34,792
3.853% due 06/15/2043	26,783	28,352
4.070% due 11/15/2043	1,600	1,708
4.393% due 07/12/2037	9	10
4.608% due 06/15/2043	2,000	2,207
4.678% due 07/15/2042	9,680	9,842
4.824% due 09/12/2037	1,466	1,465
4.918% due 10/15/2042	200	219
4.936% due 08/15/2042	200	220
5.038% due 03/15/2046	485	529
5.050% due 12/12/2034	8,358	8,487
5.247% due 01/12/2043	426	428
5.282% due 01/12/2043	24,984	27,361
5.298% due 05/15/2047	7,561	7,776
5.336% due 05/15/2047	234,458	257,740
5.399% due 05/15/2045	2,235	2,530
5.420% due 01/15/2049	72,684	80,902
5.429% due 12/12/2043	500	555
5.440% due 06/12/2047	59,930	66,935
5.717% due 02/12/2049	4,146	4,474
5.734% due 02/12/2049	79,566	89,907
5.794% due 02/12/2051	15,695	18,059

24	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.816% due 06/15/2049		$5,000	$5,500
5.871% due 04/15/2045		43,365	49,543
5.882% due 02/15/2051		33,040	37,191

JPMorgan Mortgage Trust
2.083% due 11/25/2033		49	49
2.653% due 02/25/2036		326	307
2.730% due 10/25/2035		38,530	33,752
2.731% due 08/25/2035		8,199	6,217
2.756% due 10/25/2036		11,225	8,516
2.766% due 08/25/2035		5,047	4,542
2.782% due 02/25/2036		55,272	40,990
2.807% due 07/25/2035		11,096	10,573
2.853% due 07/25/2035		4,337	4,086
2.871% due 07/25/2035		26,423	25,182
3.845% due 07/25/2035		5,708	5,369
4.200% due 07/27/2037		28,749	22,453
4.233% due 07/25/2035		7,816	7,064
4.762% due 02/25/2034		2,736	2,756
4.865% due 04/25/2035		925	906
4.989% due 10/25/2035		26,445	23,752
5.000% due 08/25/2020		16,949	17,038
5.015% due 02/25/2035		10,326	10,412
5.053% due 10/25/2035		1,875	1,581
5.119% due 06/25/2035		23,018	23,055
5.136% due 06/25/2035		30,324	30,571
5.188% due 08/25/2035		12,068	11,186
5.315% due 07/25/2035		2,390	2,427
5.325% due 09/25/2035		2,155	1,905
5.333% due 11/25/2035		11,701	11,070
5.469% due 04/25/2036		12,600	10,319
5.490% due 05/25/2036		11,285	9,953
5.500% due 07/25/2036		4,759	4,306
5.506% due 04/25/2037		25	21
5.567% due 04/25/2036		14,666	13,417
5.641% due 10/25/2036		78,958	62,501
5.750% due 01/25/2036		11,414	10,721
6.500% due 07/25/2036		9,769	8,658

JPMorgan Re-REMIC
5.538% due 05/27/2036		9,788	9,573

Lanark Master Issuer PLC
1.171% due 12/22/2054	EUR	14,716	19,512

LB Commercial Conduit Mortgage Trust
5.936% due 07/15/2044		$23,694	27,107

LB Mortgage Trust
8.497% due 01/20/2017		5,564	5,574

LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		390	411
4.739% due 07/15/2030		200	218
4.742% due 02/15/2030		45	49
5.084% due 02/15/2031		141	143
5.124% due 11/15/2032		405	426
5.303% due 02/15/2040		88	88
5.372% due 09/15/2039		20,900	23,743
5.424% due 02/15/2040		75,816	85,443
5.430% due 02/15/2040		88,983	98,789
5.532% due 03/15/2032		1	1
5.661% due 03/15/2039		16,790	18,948
5.858% due 07/15/2040		85	97
5.866% due 06/15/2038		2,516	2,875
5.866% due 09/15/2045		49,605	56,449

Lehman Mortgage Trust
0.562% due 08/25/2036		24,793	19,016
6.452% due 04/25/2036		3,351	3,242

Luminent Mortgage Trust
0.412% due 12/25/2036		19,911	11,795
0.422% due 12/25/2036		7,788	4,295
0.442% due 10/25/2046		6,957	4,527

Mall Funding PLC
1.770% due 04/22/2017	GBP	15,124	21,409

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
0.452% due 04/25/2046	$11,925	$6,542
0.482% due 05/25/2037	2,313	1,097
0.542% due 05/25/2047	1,000	226
2.382% due 07/25/2035	4,462	3,463
2.552% due 05/25/2034	359	319
2.625% due 10/25/2032	1,798	1,763
2.718% due 11/21/2034	40,669	40,044
2.874% due 12/25/2033	428	392

MASTR Alternative Loans Trust
0.642% due 11/25/2033	188	185
0.642% due 03/25/2036	10,358	1,953

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,663	1,734
5.750% due 05/25/2036	22,226	20,184

MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,317	1,265

MASTR Seasoned Securities Trust
6.227% due 09/25/2017	5,468	5,696
6.500% due 08/25/2032	16,902	17,831

Mellon Residential Funding Corp.
0.672% due 08/15/2032	396	382
0.682% due 12/15/2030	2,281	2,154
0.722% due 06/15/2030	13,445	12,894
0.942% due 11/15/2031	9,975	9,745
0.982% due 09/15/2030	2,665	2,341
1.122% due 11/15/2031	167	137
2.610% due 10/20/2029	6,472	6,450

Merrill Lynch Alternative Note Asset
0.542% due 03/25/2037	4,438	1,719
4.710% due 06/25/2037 ^	3,090	1,726

Merrill Lynch Floating Trust
0.780% due 07/09/2021	72,385	69,585

Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036	12,640	9,199
0.492% due 08/25/2036	1,259	1,086
2.269% due 12/25/2032	992	978
2.321% due 02/25/2033	60	57
2.393% due 05/25/2033	7,767	7,515
2.519% due 02/25/2035	22,076	20,093
2.572% due 12/25/2035	3,717	2,962
2.575% due 02/25/2034	27	26
2.600% due 08/25/2034	3,062	2,986
2.644% due 06/25/2035	30,755	27,449
2.865% due 05/25/2033	12	12
5.147% due 12/25/2035	14,140	12,852
5.242% due 09/25/2035	48,942	44,004
5.250% due 08/25/2036	18,925	19,829
6.583% due 12/15/2030	2,805	2,969
6.720% due 11/15/2026	11	12

Merrill Lynch Mortgage Trust
4.949% due 07/12/2038	6,296	6,650
5.204% due 09/12/2042	27,661	30,161
5.736% due 06/12/2050	5,574	5,593
5.840% due 06/12/2050	13,851	14,508

Merrill Lynch Mortgage-Backed Securities Trust
5.242% due 04/25/2037	14,961	10,685

Merrill Lynch/Countrywide Commercial Mortgage Trust
0.616% due 12/12/2049 (a)	97,633	1,568
5.172% due 12/12/2049	10,430	11,556
5.378% due 08/12/2048	25,620	27,618
5.414% due 07/12/2046	300	338
5.477% due 02/12/2039	20,500	20,843
5.485% due 03/12/2051	33,790	36,512

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.700% due 09/12/2049		$95,607	$104,938
5.737% due 06/12/2050		29,150	31,702
5.966% due 08/12/2049		61,632	68,472

MLCC Mortgage Investors, Inc.
0.472% due 04/25/2029		401	358
0.492% due 11/25/2035		3,655	3,021
0.572% due 11/25/2029		752	669
0.742% due 05/25/2029		221	207
0.862% due 10/25/2028		229	204
0.902% due 06/25/2028		2,923	2,850
0.982% due 03/25/2028		174	164
1.022% due 03/25/2028		95	88
1.100% due 11/25/2029		1,076	1,018
1.244% due 10/25/2035		2,001	1,731
1.965% due 01/25/2029		1,053	1,038
1.996% due 10/25/2035		79,889	73,750
2.281% due 02/25/2036		9,938	8,335
2.297% due 04/25/2035		980	950
2.420% due 10/25/2035		19,228	17,269
2.505% due 05/25/2036		14,392	12,404
4.138% due 06/25/2037		3,482	3,044

Morgan Stanley Capital
0.302% due 10/15/2020		3,385	3,383
0.462% due 05/24/2043		1,687	1,544
0.742% due 12/15/2020		11,421	11,138
3.884% due 09/15/2047		2,010	2,154
4.700% due 07/15/2056		100	108
5.168% due 01/14/2042		200	218
5.332% due 12/15/2043		41,870	47,399
5.364% due 03/15/2044		4,000	4,403
5.418% due 03/12/2044		700	781
5.439% due 02/12/2044		16,400	17,186
5.447% due 02/12/2044		530	596
5.514% due 11/12/2049		500	570
5.569% due 12/15/2044		26,700	28,880
5.610% due 04/15/2049		20,137	20,705
5.640% due 06/11/2042		300	347
5.692% due 04/15/2049		58,600	64,229
5.809% due 12/12/2049		106,810	122,913
5.852% due 12/12/2049		385	412
5.882% due 06/11/2049		35,914	40,663

Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036		24,632	25,069
5.500% due 04/25/2017		7	7
5.980% due 01/15/2039		3	3

Morgan Stanley Mortgage Loan Trust
0.552% due 01/25/2035		25	22
2.336% due 06/25/2036		4,232	3,485
2.481% due 07/25/2035		1,493	1,094
4.533% due 07/25/2035		4,373	3,973
5.305% due 06/25/2036		25,427	14,085
5.701% due 02/25/2047		3,755	2,165

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		60,436	54,076
5.787% due 08/12/2045		138,737	157,159
5.787% due 08/15/2045		81,900	92,775

New York Mortgage Trust
2.906% due 05/25/2036		35,983	29,332

Newgate Funding PLC
1.476% due 12/15/2050	EUR	107,200	119,156
1.639% due 12/15/2050	GBP	42,450	65,834

Nomura Asset Acceptance Corp.
0.462% due 05/25/2035		$1,179	1,048
2.696% due 10/25/2035		248	172
5.339% due 02/25/2036 ^		1,169	753
5.820% due 03/25/2047		2,625	2,310
6.138% due 03/25/2047		2,412	2,122
7.000% due 02/19/2030		1,908	1,915
7.500% due 03/25/2034		1,507	1,610

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBP Depositor LLC Trust
4.646% due 07/15/2045		$62,000	$69,789

Ocwen Residential MBS Corp.
7.000% due 10/25/2040		78	7

Opera Finance PLC
1.435% due 01/15/2015	EUR	14,050	13,304

Opteum Mortgage Acceptance Corp.
0.502% due 07/25/2035		$1,124	1,081
0.622% due 12/25/2035		32,107	19,569

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		19	22

Paine Webber CMO Trust
8.625% due 09/01/2018		1	2
1,359.500% due 08/01/2019 (a)		0	1

Paragon Mortgages PLC
1.330% due 10/15/2041	GBP	2,503	3,102
1.436% due 05/15/2041		27,446	35,120
1.470% due 04/16/2035		6,206	8,140

Permanent Master Issuer PLC
0.677% due 07/15/2033		$10,000	9,973
1.190% due 10/15/2033	GBP	18,000	28,553
2.531% due 07/15/2042	EUR	29,400	39,290

PHH Alternative Mortgage Trust
0.402% due 02/25/2037		$16,782	10,402

Prime Mortgage Trust
0.642% due 02/25/2019		437	427
0.642% due 02/25/2034		6,152	5,568
5.000% due 02/25/2019		17	17

Provident Funding Mortgage Loan Trust
2.528% due 04/25/2034		7,499	7,355
2.618% due 10/25/2035		5,641	5,570

RBSCF Trust
5.223% due 08/16/2048		48,438	53,120
5.305% due 01/16/2049		11,168	11,167
5.331% due 02/16/2044		21,173	23,645
5.336% due 05/16/2047		29,124	31,830
5.420% due 01/16/2049		28,804	32,051
5.467% due 09/16/2039		1,900	2,102
5.692% due 04/16/2049		26,300	28,922
5.695% due 09/16/2040		7,500	8,436
5.899% due 02/16/2051		42,211	47,473
6.003% due 12/16/2049		37,000	42,199
6.068% due 09/17/2039		2,600	2,960

RBSSP Resecuritization Trust
0.462% due 10/27/2036		5,414	3,000
0.482% due 08/27/2037		8,000	5,509
0.512% due 09/27/2037		9,301	4,441
0.572% due 02/27/2037		6,317	3,708

Real Estate Capital PLC
1.317% due 07/25/2016	GBP	28,467	42,986

Regal Trust
2.724% due 09/29/2031		$604	535

Resecuritization Mortgage Trust
0.492% due 04/26/2021		1	1

Residential Accredit Loans, Inc.
0.422% due 06/25/2046		120,943	48,649
0.492% due 08/25/2037		10,010	6,268
0.542% due 08/25/2035		1,064	657
0.547% due 09/25/2046		431	40
0.572% due 03/25/2037		2,632	787
0.642% due 01/25/2033		42	39
0.892% due 07/25/2033		189	165
3.138% due 04/25/2035		12,550	11,387
3.280% due 08/25/2035 ^		1,760	881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 09/25/2020		$26,500	$26,131
5.642% due 09/25/2035		2,166	1,491
5.714% due 02/25/2036 ^		2,179	1,067
6.000% due 06/25/2036		144	95

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031		504	539

Residential Asset Securitization Trust
0.642% due 01/25/2046 ^		24,735	10,440
0.692% due 12/25/2036 ^		844	253
0.742% due 03/25/2035		19,410	14,151
5.000% due 08/25/2019		5,498	5,555
5.500% due 07/25/2035		803	632
5.750% due 02/25/2036 ^		1,841	1,255
6.250% due 10/25/2036 ^		1,060	703

Residential Funding Mortgage Securities
0.642% due 07/25/2018		164	159
3.110% due 09/25/2035		255	179
5.250% due 03/25/2034		4	4
5.291% due 06/25/2035		4,599	4,195
5.500% due 12/25/2034		1,600	1,523
6.000% due 06/25/2036 ^		5,426	4,273
6.500% due 03/25/2032		418	439

ResLoC U.K. PLC
1.259% due 12/15/2043	GBP	5,000	4,753

RMAC Securities PLC
1.052% due 06/12/2044	EUR	3,826	4,362
1.190% due 06/12/2044	GBP	19,893	27,519

Salomon Brothers Mortgage Securities, Inc.
0.742% due 05/25/2032		$103	92
2.696% due 12/25/2030		223	213
4.000% due 12/25/2018		112	117
4.865% due 03/18/2036		21	21
5.045% due 03/18/2036		40	40

Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		104	117

Sears Mortgage Securities
12.000% due 02/25/2014		14	15

Securitized Asset Sales, Inc.
0.786% due 11/26/2023		131	131

Sequoia Mortgage Trust
0.442% due 07/20/2036		7,488	5,555
0.592% due 10/19/2026		329	302
0.592% due 07/20/2033		641	600
0.902% due 06/20/2033		48	43
0.993% due 05/20/2034		6,535	5,540
1.002% due 10/20/2027		375	353
2.501% due 01/20/2047		6,320	4,646
2.653% due 04/20/2035		26,542	25,157
5.339% due 09/20/2046		13,361	10,485
5.366% due 01/20/2047		7,878	6,500

Sovereign Commercial Mortgage Securities Trust
5.904% due 07/22/2030		820	843

Structured Adjustable Rate Mortgage Loan Trust
0.462% due 05/25/2037		307	176
0.562% due 10/25/2035		23,013	14,220
0.722% due 06/25/2035		806	715
1.582% due 01/25/2035		434	285
2.482% due 12/25/2034		248	223
2.504% due 06/25/2035		4,666	3,682
2.530% due 05/25/2034		379	351
2.579% due 01/25/2036 ^		4,722	4,113
2.628% due 04/25/2034		7,151	6,285
2.632% due 07/25/2034		2,951	2,741
2.669% due 01/25/2035		2,253	1,839
2.672% due 03/25/2034		4,554	4,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.697% due 08/25/2035	$115	$92
2.703% due 08/25/2034	2,253	1,922
2.722% due 02/25/2034	4,905	4,725
2.742% due 09/25/2034	1,206	1,160
4.820% due 09/25/2036	4,100	2,224
5.117% due 05/25/2036	4,100	3,148
5.199% due 11/25/2035	1,550	1,038
5.336% due 07/25/2035	1,734	1,483
5.419% due 03/25/2036 ^	2,160	1,473
5.718% due 02/25/2036 ^	2,486	1,844
6.000% due 10/25/2037 ^	1,768	784

Structured Asset Mortgage Investments, Inc.
0.362% due 08/25/2036	19,209	11,132
0.372% due 03/25/2037	5,017	2,925
0.412% due 03/25/2037	1,122	197
0.432% due 06/25/2036	1,428	945
0.432% due 07/25/2046	44,299	25,450
0.452% due 04/25/2036	1,603	976
0.452% due 08/25/2036	4,070	2,383
0.452% due 05/25/2046	188	93
0.462% due 05/25/2036	57	29
0.462% due 05/25/2046	15,912	6,413
0.462% due 09/25/2047	300	124
0.472% due 05/25/2045	1,535	963
0.492% due 07/19/2035	13,220	10,640
0.502% due 05/25/2046	495	96
0.542% due 08/25/2036	1,100	248
0.552% due 12/25/2035	7,172	3,951
0.592% due 03/19/2034	13	12
0.822% due 07/19/2034	34	31
0.902% due 09/19/2032	9,031	8,245
0.902% due 10/19/2034	1,002	911
1.082% due 10/19/2033	1,287	997
3.395% due 05/25/2022	807	810
4.174% due 05/02/2030	1	0
9.110% due 06/25/2029	76	80

Structured Asset Securities Corp.
2.049% due 05/25/2032	254	238
2.317% due 07/25/2032	780	720
2.365% due 01/25/2032	1,478	1,093
2.545% due 02/25/2032	1,585	1,601
2.548% due 01/25/2034	7,365	6,645
2.587% due 06/25/2033	5,684	5,647
2.772% due 10/25/2035	729	577
5.380% due 03/25/2033	3,055	3,023
5.750% due 02/25/2035	33,539	31,786
7.500% due 10/25/2036	5,664	5,370
7.820% due 04/15/2027	44	44

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	33	34

TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	1,304	702
5.970% due 09/25/2036	5,583	1,045
6.015% due 07/25/2037	2,542	1,601
6.500% due 07/25/2036	9,836	4,022

Thornburg Mortgage Securities Trust
0.372% due 06/25/2037	1,887	1,886
0.462% due 06/25/2047	8,094	8,003
0.942% due 12/25/2033	3,345	3,331
3.002% due 10/25/2043	1,240	1,116
5.669% due 09/25/2047	150,316	118,884
5.800% due 03/25/2037	51,367	45,271
6.145% due 10/25/2046	474,480	463,997
6.173% due 07/25/2036	296,829	296,583

UBS Commercial Mortgage Trust
1.142% due 07/15/2024	53,553	51,448

Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	9,824	9,304
0.332% due 09/15/2021	29,265	28,163
0.417% due 06/15/2049	183,922	159,511

26	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.088% due 08/15/2041	$10	$11
5.090% due 07/15/2042	66	67
5.118% due 07/15/2042	100	111
5.215% due 01/15/2041	450	483
5.308% due 11/15/2048	41,975	47,097
5.342% due 12/15/2043	193,250	209,383
5.416% due 01/15/2045	16,615	18,507
5.500% due 10/15/2048	17,395	17,468
5.509% due 04/15/2047	58,608	63,681
5.678% due 05/15/2046	19,365	22,060
5.702% due 05/15/2043	50	50
5.737% due 05/15/2043	655	742
5.740% due 06/15/2049	365	389

Wachovia Mortgage Loan Trust LLC
5.019% due 08/20/2035	17,818	14,604
5.230% due 10/20/2035	3,432	3,211
5.775% due 03/20/2037	8,318	7,042

WaMu Mortgage Pass-Through Certificates
0.462% due 07/25/2046 ^	277	36
0.472% due 04/25/2045	2,331	1,876
0.502% due 11/25/2045	5,078	4,038
0.512% due 12/25/2045	947	777
0.522% due 11/25/2045	3,715	2,671
0.532% due 10/25/2045	71,394	57,410
0.552% due 01/25/2045	2,318	1,933
0.562% due 01/25/2045	6,161	5,188
0.610% due 11/25/2034	6,984	5,792
0.620% due 11/25/2034	2,385	1,980
0.652% due 11/25/2045	743	467
0.652% due 12/25/2045	677	429
0.740% due 11/25/2034	1,158	870
0.859% due 02/25/2047	47,723	27,956
0.859% due 03/25/2047	40,734	24,448
0.899% due 01/25/2047	19,628	11,060
0.919% due 04/25/2047	28,278	20,106
0.929% due 05/25/2047	28,222	18,913
0.969% due 12/25/2046	35,321	25,783
0.969% due 07/25/2047	1,083	693
0.979% due 12/25/2046	18,921	11,266
1.139% due 06/25/2046	34,907	26,415
1.159% due 02/25/2046	2,935	2,293
1.159% due 08/25/2046	362	239
1.359% due 11/25/2042	795	693
1.378% due 05/25/2041	38	35
1.559% due 06/25/2042	1,672	1,374
1.559% due 08/25/2042	562	459
2.121% due 03/25/2033	45	45
2.196% due 01/25/2037	11,505	7,892
2.371% due 12/25/2036	7,239	5,067
2.457% due 12/25/2035	39,585	32,364
2.459% due 09/25/2033	2,977	3,012
2.460% due 12/25/2035	25,000	20,412
2.466% due 10/25/2035	4,183	3,440
2.474% due 02/27/2034	9,966	9,859
2.477% due 03/25/2036	26,482	19,223
2.488% due 01/25/2033	386	375
2.489% due 09/25/2035	37,604	30,505
2.496% due 03/25/2035	5,069	4,554
2.520% due 09/25/2036	12,480	8,814
2.530% due 08/25/2034	1,094	1,056
2.540% due 08/25/2035	10,939	10,457
2.545% due 09/25/2033	379	385
2.557% due 12/25/2036	26,870	18,894
2.560% due 04/25/2035	14,786	11,218
2.562% due 05/25/2035	78,209	64,041
2.577% due 06/25/2033	8,587	8,680
2.577% due 03/25/2034	1,978	1,955
2.597% due 02/25/2037 ^	20,374	13,199
2.634% due 02/25/2037	45,581	32,695
2.636% due 03/25/2037	90,435	72,168
2.724% due 05/25/2046	2,506	1,774
2.724% due 07/25/2046	2,081	1,647
2.724% due 08/25/2046	1,215	858

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.724% due 09/25/2046	$14,189	$10,965
2.724% due 10/25/2046	25,803	19,759
2.724% due 11/25/2046	3,842	2,905
2.724% due 12/25/2046	15,495	11,536
4.480% due 04/25/2037	7,919	5,608
5.077% due 05/25/2037	18,558	13,916
5.113% due 12/25/2035	7,004	6,280
5.276% due 02/25/2037	28,897	21,258
5.307% due 03/25/2036	41,865	37,515
5.390% due 08/25/2036	29,624	22,618
5.469% due 08/25/2036	24,491	19,566
5.522% due 08/25/2035	7,775	7,145
5.926% due 08/25/2046	29,626	24,400
6.000% due 07/25/2034	1,272	1,341

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.928% due 04/25/2047	869	236
1.129% due 05/25/2046	9,027	4,952
6.268% due 07/25/2036	2,085	947

Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	3	3
2.150% due 02/25/2033	30	27
2.478% due 01/25/2035	790	761
2.495% due 05/25/2033	145	136
2.495% due 06/25/2033	8,023	7,867

Wells Fargo Mortgage-Backed Securities Trust
0.742% due 07/25/2037	5,256	4,162
2.608% due 11/25/2034	2,284	2,209
2.614% due 12/25/2034	27,571	27,199
2.617% due 03/25/2035	6,007	5,590
2.619% due 01/25/2035	10,069	8,972
2.631% due 03/25/2036	170,201	147,518
2.635% due 03/25/2036	5,007	3,839
2.639% due 03/25/2035	2,018	1,892
2.645% due 06/25/2035	92,042	90,231
2.648% due 01/25/2035	3,458	3,275
2.651% due 04/25/2036	94	90
2.653% due 02/25/2034	4,942	4,782
2.664% due 06/25/2035	10,678	10,461
2.665% due 04/25/2036	28,330	23,442
2.668% due 03/25/2036	8,259	7,069
2.684% due 06/25/2035	3,491	3,536
2.688% due 09/25/2034	666	620
2.700% due 09/25/2034	15,736	15,937
2.704% due 12/25/2034	2,632	2,634
2.705% due 05/25/2035	6,022	5,805
2.711% due 03/25/2035	12,906	12,459
2.717% due 10/25/2035	24,931	23,201
2.720% due 10/25/2035	35,373	31,294
2.721% due 06/25/2034	9,338	8,968
2.734% due 08/25/2033	551	558
2.746% due 09/25/2036	9,608	7,102
4.500% due 11/25/2018	18	18
4.547% due 12/25/2033	5,117	5,191
4.606% due 09/25/2033	554	570
4.619% due 01/25/2034	1,224	1,247
4.694% due 12/25/2033	544	554
4.726% due 07/25/2034	86	89
5.000% due 06/25/2033	1,471	1,459
5.000% due 03/25/2036	4,708	4,432
5.042% due 03/25/2036	43,916	43,411
5.198% due 10/25/2035	51,343	49,963
5.248% due 05/25/2035	8,620	8,621
5.368% due 03/25/2036	530	497
5.500% due 01/25/2036	10,811	10,078
5.612% due 04/25/2036	36,242	33,621
5.750% due 03/25/2036	13,222	13,123
5.750% due 02/25/2037	1,490	1,379
5.750% due 04/25/2037	12,011	10,689
6.000% due 08/25/2036	11,123	10,407

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2037		$10,001	$8,980
6.000% due 04/25/2037		4,359	3,988
6.000% due 07/25/2037		24,826	22,848
6.000% due 08/25/2037		33,870	32,476

Total Mortgage-Backed Securities (Cost $16,198,567)			16,628,306

ASSET-BACKED SECURITIES 2.1%

ACA CLO Ltd.
0.811% due 01/20/2021		20,000	18,790

Access Group, Inc.
1.860% due 10/27/2025		57,411	57,481

Accredited Mortgage Loan Trust
4.980% due 10/25/2033		3,524	2,834

ACE Securities Corp.
0.292% due 12/25/2036		2	2
0.302% due 10/25/2036		26	7

AFC Home Equity Loan Trust
0.952% due 12/22/2027		5	4

Alzette European CLO S.A.
0.794% due 12/15/2020		5,644	5,540

Ameriquest Mortgage Securities, Inc.
0.442% due 05/25/2035		2,893	2,838
0.472% due 11/25/2035		143	139
0.544% due 11/25/2034		965	868
5.005% due 11/25/2035		5,094	5,164

AMMC CDO
0.709% due 08/08/2017		51,012	49,476
0.716% due 05/03/2018		18,132	17,696

Amortizing Residential Collateral Trust
0.782% due 06/25/2032		284	234
0.822% due 07/25/2032		97	77
0.942% due 10/25/2031		139	106

Anthracite CDO Ltd.
1.242% due 12/24/2037		5,000	4,576

Aquilae CLO PLC
1.754% due 01/17/2023	EUR	29,057	35,925

Argent Securities, Inc.
0.442% due 10/25/2035		$1,839	1,668

Armstrong Loan Funding Ltd.
1.547% due 08/01/2016		8,137	8,078

Asset-Backed Funding Certificates
0.552% due 12/25/2034		1,418	1,243
0.592% due 06/25/2034		2,518	1,798
1.102% due 12/25/2030		1,980	1,690

Asset-Backed Securities Corp. Home Equity
0.322% due 05/25/2037		2,316	1,710
0.517% due 09/25/2034		1,913	1,702
0.732% due 07/25/2035		2,474	2,431

Avoca CLO BV
1.433% due 09/15/2021	EUR	54,741	68,081

BA Credit Card Trust
0.942% due 12/15/2014		$150	150

Bank One Issuance Trust
0.492% due 05/16/2016		500	502

Bear Stearns Asset-Backed Securities Trust
0.292% due 11/25/2036		154	151
0.302% due 01/25/2037		280	265
0.312% due 12/25/2036		2,592	2,429
0.322% due 10/25/2036		37	34
0.332% due 06/25/2047		14	13
0.352% due 11/25/2036		985	583
0.392% due 01/25/2037		8,986	7,679

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.402% due 01/25/2037	$25,163	$11,743
0.432% due 01/25/2047	6,484	6,156
0.442% due 04/25/2037	12,000	7,199
0.522% due 02/25/2036	152	142
0.642% due 11/25/2034	3,850	2,838
0.762% due 07/25/2035	1,930	1,857
0.882% due 12/25/2034	7	6
0.902% due 10/25/2032	3,415	2,906
1.042% due 10/27/2032	967	818
1.242% due 10/25/2037	539	348
1.242% due 11/25/2042	454	384
2.993% due 06/25/2043	1,538	1,469
3.025% due 10/25/2036	299	206
3.200% due 07/25/2036	327	203

BNC Mortgage Loan Trust
0.342% due 05/25/2037	738	668

Callidus Debt Partners Fund Ltd.
0.827% due 04/17/2020	29,868	28,158

Carrington Mortgage Loan Trust
0.292% due 01/25/2037	62	61
0.342% due 06/25/2037	1,712	1,542
0.362% due 02/25/2037	62	60
0.482% due 10/25/2036	13,800	4,635
0.562% due 10/25/2035	5,094	4,715
0.622% due 12/25/2035	21,844	17,010

Chambers Descendants Trust
12.000% due 08/15/2018 (p)	107,769	107,829

Chase Funding Mortgage Loan Asset-Backed Certificates
0.802% due 02/25/2033	66	60
0.882% due 08/25/2032	951	701
0.902% due 11/25/2032	30	25
0.982% due 10/25/2032	321	267
4.499% due 11/25/2034	20	21

Chase Issuance Trust
1.442% due 05/15/2015	100	101
1.974% due 09/15/2015	1,200	1,227
5.120% due 10/15/2014	100	103

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	131

Citibank Omni Master Trust
1.792% due 08/15/2016	50,000	50,277
2.342% due 05/16/2016	587,864	589,342
2.992% due 08/15/2018	59,750	62,970
3.350% due 08/15/2016	65,000	65,652
4.900% due 11/15/2018	175,000	191,732
5.350% due 08/15/2018	10,000	10,982

Citigroup Mortgage Loan Trust, Inc.
0.282% due 12/25/2036	12	12
0.302% due 05/25/2037	3,149	3,031
0.302% due 07/25/2045	5,825	3,984
0.312% due 05/25/2037	10,517	8,512
0.392% due 10/25/2036	3,708	3,463
5.764% due 01/25/2037	2,183	1,130

Commercial Industrial Finance Corp.
0.773% due 05/10/2021	10,600	10,033

Conseco Finance
0.692% due 05/15/2032	145	140

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	154	161
6.681% due 12/01/2033	420	443
7.490% due 07/01/2031	701	684

Conseco Financial Corp.
6.240% due 12/01/2028	83	87
6.870% due 04/01/2030	561	586
7.140% due 01/15/2029	42	46

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
0.292% due 07/25/2037	$311	$305
0.322% due 10/25/2047	143	142
0.332% due 06/25/2037	66	66
0.392% due 02/25/2037	34,158	24,037
0.392% due 01/25/2045	22,392	15,649
0.392% due 06/25/2047	50,150	26,316
0.422% due 09/25/2036	5,683	4,732
0.442% due 08/25/2034	1,086	971
0.492% due 04/25/2036	9,695	8,336
0.492% due 05/25/2036	15,335	14,717
0.522% due 06/25/2035	84	84
0.532% due 06/25/2036	4,440	1,943
0.532% due 07/25/2036	7,400	2,607
0.532% due 08/25/2036	8,697	1,717
0.582% due 04/25/2036	10,159	5,319
0.582% due 12/25/2036	92	39
0.612% due 11/25/2033	65	61
0.632% due 11/25/2034	6,086	5,383
0.722% due 12/25/2031	260	139
0.982% due 05/25/2032	22	18
4.693% due 10/25/2035	16,839	14,696
4.740% due 10/25/2035	1,967	1,781

Credit Suisse First Boston Mortgage Securities Corp.
0.862% due 01/25/2032	972	750
0.942% due 07/25/2032	54	39
0.982% due 08/25/2032	2,042	1,416
1.042% due 05/25/2043	2,000	1,569

Credit-Based Asset Servicing and Securitization LLC
0.302% due 11/25/2036	181	69
0.312% due 01/25/2037	43	8
0.362% due 07/25/2037	774	627
1.342% due 04/25/2032	347	272
4.831% due 08/25/2035	75	73
6.280% due 05/25/2035	1,793	1,593

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	3,142	1,832
5.720% due 09/25/2036	3,211	2,284
6.172% due 06/25/2036	4,438	2,794

Delta Funding Home Equity Loan Trust
1.062% due 09/15/2029	210	161

Denver Arena Trust
6.940% due 11/15/2019	2,112	2,169

Educational Services of America, Inc.
1.410% due 07/25/2023	54,833	54,551

EFS Volunteer LLC
1.410% due 10/26/2026	37,268	37,202

EMC Mortgage Loan Trust
0.612% due 05/25/2040	60	52
0.692% due 12/25/2042	2,536	1,807

Equity One ABS, Inc.
0.802% due 11/25/2032	6,936	5,613

First Alliance Mortgage Loan Trust
1.002% due 03/20/2031	361	290

First CLO Ltd.
0.907% due 07/27/2016	642	640

First Franklin Mortgage Loan Asset-Backed Certificates
0.302% due 10/25/2036	156	154
0.522% due 10/25/2035	4,263	4,186
0.612% due 12/25/2034	73	72

First NLC Trust
0.312% due 08/25/2037	1,653	514
0.512% due 02/25/2036	24,653	19,024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FMAC Loan Receivables Trust
6.500% due 09/15/2020 ^		$9	$7

Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	50,000	49,838

Ford Credit Auto Owner Trust
4.950% due 03/15/2013		$4	4

Fremont Home Loan Trust
0.302% due 01/25/2037		45	43
0.352% due 02/25/2036		26	26
0.572% due 01/25/2036		14,055	8,026

GCO Education Loan Funding Trust
0.571% due 11/25/2020		1,958	1,951

GE-WMC Mortgage Securities LLC
0.282% due 08/25/2036		13	4

Globaldrive BV
4.000% due 10/20/2016	EUR	221	297

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$547	515
8.300% due 10/15/2026		500	549

Grosvenor Place CLO BV
1.318% due 03/28/2023	EUR	127,000	158,751

GSAA Trust
0.542% due 03/25/2037		$4,758	2,378
0.542% due 05/25/2047		973	597
0.612% due 06/25/2035		10,000	7,746

GSAMP Trust
0.312% due 12/25/2036		374	246
0.422% due 11/25/2035		648	75
0.472% due 03/25/2047		10,726	3,571
0.582% due 01/25/2035		478	460
1.092% due 02/25/2047		89,818	68,757

GSC Partners CDO Fund Ltd.
0.873% due 11/20/2016		8,563	8,458

GSRPM Mortgage Loan Trust
0.942% due 01/25/2032		398	389

Gulf Stream Sextant CLO Ltd.
0.723% due 08/21/2020		9,732	9,437

Halcyon Structured Asset Management Long/Short CLO Ltd.
0.752% due 08/07/2021		192,500	186,046

Harbourmaster CLO Ltd.
1.136% due 06/15/2020	EUR	23,678	30,070

Harley-Davidson Motorcycle Trust
5.120% due 08/15/2013		$2	2

Hewett’s Island CDO Ltd.
0.720% due 12/05/2018		4,448	4,149

Home Equity Asset Trust
0.302% due 05/25/2037		2,808	2,758
0.412% due 08/25/2036		7,521	6,412
0.842% due 11/25/2032		154	109

HSBC Asset Loan Obligation
0.302% due 12/25/2036		207	117

HSBC Home Equity Loan Trust
0.392% due 03/20/2036		11,125	10,289
0.402% due 01/20/2036		7,105	6,526
0.512% due 01/20/2035		2,173	2,032
0.532% due 01/20/2034		41,704	38,286

HSI Asset Securitization Corp. Trust
0.292% due 10/25/2036		362	126
0.292% due 12/25/2036		143	139

28	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ICE EM CLO
1.106% due 08/15/2022		$122,000	$110,247

Illinois Student Assistance Commission
1.040% due 04/25/2017		1,658	1,655

IMC Home Equity Loan Trust
5.808% due 07/25/2026		59	52
7.310% due 11/20/2028		23	23
7.500% due 04/25/2026		2	2
7.520% due 08/20/2028		18	18

IXIS Real Estate Capital Trust
0.582% due 02/25/2036		508	435

JPMorgan Mortgage Acquisition Corp.
0.302% due 03/25/2047		2,078	1,736
0.322% due 08/25/2036		468	134
0.322% due 03/25/2037		28	27
0.332% due 10/25/2036		6	6
0.432% due 05/25/2035		543	488

Jubilee CDO BV
1.368% due 09/20/2022	EUR	18,600	23,110
2.165% due 10/15/2019		8,368	10,854

L.A. Arena Funding LLC
7.656% due 12/15/2026		$194	213

Landmark CDO Ltd.
0.788% due 06/01/2017		3,308	3,197

LCM LP
0.704% due 03/21/2019		17,300	16,056

Lehman ABS Mortgage Loan Trust
0.332% due 06/25/2037		6,427	2,455

Lightpoint CLO Ltd.
1.503% due 02/15/2014		3,831	3,830

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		5,228	4,216

Magi Funding PLC
2.015% due 04/11/2021	EUR	69,804	87,839

Magnolia Funding Ltd.
3.000% due 04/20/2017		84,292	112,433

Massachusetts Educational Financing Authority
1.510% due 04/25/2038		$2,930	2,926

MASTR Asset-Backed Securities Trust
0.292% due 01/25/2037		158	33
0.322% due 05/25/2037		320	306
0.542% due 05/25/2037		30,182	23,101

MASTR Specialized Loan Trust
0.642% due 07/25/2034		892	801

Merrill Lynch Mortgage Investors, Inc.
0.362% due 02/25/2037		1,707	778

Mesa Trust Asset-Backed Certificates
1.042% due 12/25/2031		1,408	1,012

Mid-State Trust
6.005% due 08/15/2037		11	11
6.340% due 10/15/2036		17,648	16,137
7.340% due 07/01/2035		948	988
7.791% due 03/15/2038		3,408	3,233
8.330% due 04/01/2030		9,466	9,532

Morgan Stanley ABS Capital
0.292% due 07/25/2036		374	112
0.302% due 05/25/2037		4,389	3,787
0.342% due 11/25/2036		3,519	2,489
1.042% due 07/25/2037		9,998	8,624
1.187% due 06/25/2034		4,523	3,463
1.242% due 03/25/2033		2,049	1,760

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Dean Witter Capital
1.517% due 09/25/2032		$4,267	$3,298
1.592% due 02/25/2033		2,601	2,031

Morgan Stanley IXIS Real Estate Capital Trust
0.292% due 11/25/2036		9	3
0.352% due 11/25/2036		190	61

Morgan Stanley Mortgage Loan Trust
0.312% due 01/25/2047		17	15
0.472% due 02/25/2037		1,247	520
0.602% due 04/25/2037		5,405	2,063
5.726% due 10/25/2036		2,403	1,305
5.750% due 11/25/2036		2,732	1,274
5.750% due 04/25/2037		1,536	1,018
6.000% due 07/25/2047		1,674	1,188

Nelnet Student Loan Trust
1.260% due 07/25/2018		34,315	34,471
1.490% due 10/25/2019		5,000	5,041

New Century Home Equity Loan Trust
0.502% due 06/25/2035		810	767
0.512% due 09/25/2035		6,856	6,760
1.127% due 05/25/2034		3,135	2,322

Novastar Home Equity Loan
0.952% due 12/25/2033		1,418	1,229

NYLIM Flatiron CLO Ltd.
0.743% due 08/08/2020		10,750	10,239

Octagon Investment Partners Ltd.
0.844% due 12/02/2016		1,239	1,227

Option One Mortgage Loan Trust
0.302% due 07/25/2037		25	24

Ownit Mortgage Loan Asset-Backed Certificates
0.392% due 05/25/2037		31,672	16,379

Pacifica CDO Ltd.
0.853% due 02/15/2017		41,194	40,787

Panhandle-Plains Higher Education Authority, Inc.
1.598% due 10/01/2035		36,242	36,204

Park Place Securities, Inc.
0.502% due 09/25/2035		247	219
0.892% due 10/25/2034		10,700	8,934

Penta CLO S.A.
1.917% due 06/04/2024	EUR	58,970	70,643

Popular ABS Mortgage Pass-Through Trust
0.332% due 01/25/2037		$49	49
0.332% due 06/25/2047		12,954	11,182

Primus CLO Ltd.
0.800% due 07/15/2021		163,977	152,813

RAAC Series
0.642% due 06/25/2047		1,700	795
1.442% due 09/25/2047		7,852	6,177

Renaissance Home Equity Loan Trust
0.602% due 11/25/2034		537	407
0.742% due 12/25/2033		307	248
0.942% due 08/25/2032		104	79
5.565% due 02/25/2036		13	11

Residential Asset Mortgage Products, Inc.
5.072% due 04/25/2034		2,302	2,151

Residential Asset Securities Corp.
0.742% due 07/25/2032 ^		5	3

Residential Mortgage Loan Trust
1.742% due 09/25/2029		12	10

RMF Euro CDO S.A.
1.453% due 09/11/2022	EUR	17,403	21,979

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SACO, Inc.
0.362% due 05/25/2036		$863	$835
0.662% due 03/25/2036		134	65
0.742% due 12/25/2035		141	76

Salomon Brothers Mortgage Securities, Inc.
0.802% due 09/25/2028		986	875

Saxon Asset Securities Trust
0.762% due 08/25/2032		53	52

Securitized Asset-Backed Receivables LLC
0.282% due 01/25/2037		228	197
0.302% due 12/25/2036 ^		353	80
0.372% due 05/25/2037 ^		1,447	747

Sherwood Castle Funding PLC
1.086% due 03/15/2016	EUR	18,000	23,344
1.219% due 06/15/2016	GBP	5,200	8,028

SLC Student Loan Trust
0.703% due 05/15/2018		$39,075	39,057
1.374% due 06/15/2021		4,300	4,271
4.750% due 06/15/2033		14,288	13,881

SLM Student Loan Trust
0.560% due 07/25/2017		6,975	6,926
0.614% due 03/15/2017		1,840	1,831
0.640% due 10/25/2021		9,431	9,394
0.650% due 10/25/2022		2,474	2,466
0.670% due 04/25/2017		309	309
0.690% due 04/25/2017		381	381
0.700% due 04/25/2017		3,497	3,497
0.710% due 01/25/2021		118,470	118,312
0.730% due 04/27/2020		10,684	10,619
0.890% due 01/25/2022		12,000	11,428
1.060% due 10/25/2017		72,203	72,111
1.110% due 10/25/2017		133	134
1.136% due 12/15/2023	EUR	168	209
1.146% due 09/15/2021		14,017	18,271
1.210% due 04/25/2019		$700	697
1.310% due 01/25/2019		40,000	40,099
1.310% due 04/25/2023		20,000	19,884
1.418% due 10/25/2023	EUR	63,205	75,401
1.460% due 07/25/2023		$700	692
1.660% due 10/25/2016		1,225	1,237
1.660% due 07/25/2023		5,000	4,983
1.674% due 12/15/2033		30,704	30,485
1.860% due 01/25/2018		1,490	1,523
2.060% due 04/25/2023		1,009,185	1,037,465
2.162% due 08/15/2016		11,640	11,698
2.260% due 07/25/2023		2,100	2,179
2.492% due 06/16/2042		18,000	17,299
2.892% due 12/16/2019		42,483	43,213
3.200% due 05/16/2044		5,044	5,143
3.492% due 05/16/2044		56,098	58,287
3.500% due 08/17/2043		93,542	91,975

Soundview Home Equity Loan Trust
0.302% due 11/25/2036		1,431	407
0.322% due 06/25/2037		735	585
0.492% due 08/25/2037		3,828	1,357
0.542% due 11/25/2035		11	10

South Carolina Student Loan Corp.
1.038% due 03/01/2018		1,927	1,926
1.238% due 03/02/2020		700	692
1.488% due 09/03/2024		600	592

Specialty Underwriting & Residential Finance
0.302% due 01/25/2038		920	832
0.342% due 11/25/2037		2,090	1,257
0.922% due 01/25/2034		23	18

Stone Tower CLO Ltd.
0.797% due 04/17/2021		5,000	4,665

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stony Hill CDO Ltd.
0.892% due 10/15/2013		$1,538	$1,511

Structured Asset Investment Loan Trust
0.602% due 10/25/2035		10,268	7,360
0.942% due 04/25/2033		2,194	1,807

Structured Asset Securities Corp.
0.322% due 01/25/2037		1,822	1,799
0.342% due 01/25/2037		96	59
0.352% due 01/25/2037		10,000	8,850
0.382% due 05/25/2047		9,438	6,657
0.392% due 05/25/2037		930	858
0.452% due 09/25/2035		540	534
0.542% due 06/25/2035		4,779	3,223
0.642% due 05/25/2034		19	16
0.822% due 01/25/2033		4,760	4,006
1.742% due 04/25/2035		20,067	16,921
4.910% due 06/25/2033		76	75

Symphony CLO Ltd.
0.743% due 05/15/2019		82,500	78,228

Wachovia Loan Trust
0.602% due 05/25/2035		2,241	1,745

Whitney CLO Ltd.
0.778% due 03/01/2017		2,228	2,199

Wind River CLO Ltd.
0.804% due 12/19/2016		8,324	8,034

WMC Mortgage Loan Pass-Through Certificates
0.922% due 05/15/2030		2,218	2,023

Wood Street CLO BV
1.347% due 03/29/2021	EUR	37,064	46,872

Total Asset-Backed Securities (Cost $5,303,333)			5,283,644

SOVEREIGN ISSUES 7.0%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$34,300	36,619

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	64,568
5.500% due 07/12/2020		$3,200	3,584

Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,262

Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,300	2,169

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		9,975,825	5,328,848
10.000% due 01/01/2021		649,216	334,396

Canada Housing Trust
2.650% due 03/15/2022	CAD	100,600	100,901
3.350% due 12/15/2020		212,500	227,247
3.750% due 03/15/2020		204,900	225,495
3.800% due 06/15/2021		844,100	932,726

China Development Bank Corp.
5.000% due 10/15/2015		$23,038	25,389

Colombia Government International Bond
8.250% due 12/22/2014		10,010	11,837

Export-Import Bank of China
4.875% due 07/21/2015		28,300	30,928

Hydro Quebec
0.796% due 09/29/2049		5,600	4,430
8.400% due 01/15/2022		150	212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indonesia Government International Bond
6.750% due 03/10/2014		$5,000	$5,438
6.875% due 03/09/2017		3,000	3,551
7.250% due 04/20/2015		12,837	14,682
7.500% due 01/15/2016		21,037	24,718

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (g)	EUR	168,988	196,175

Korea Development Bank
0.773% due 11/22/2012		$9,900	9,854
3.250% due 03/09/2016		9,800	9,966
3.500% due 08/22/2017		14,000	14,257
4.000% due 09/09/2016		20,000	20,943
4.375% due 08/10/2015		8,000	8,471
8.000% due 01/23/2014		41,900	46,288

Korea Housing Finance Corp.
4.125% due 12/15/2015		95,800	101,284

Mexico Government International Bond
4.250% due 07/14/2017	EUR	48,600	68,610
5.875% due 02/17/2014		$2,775	3,021
6.000% due 06/18/2015	MXN	2,213,000	178,147
6.250% due 06/16/2016		3,543,000	287,914
6.500% due 06/10/2021		1,200,000	96,136
7.500% due 06/21/2012		4,670,000	368,282
8.000% due 06/11/2020		363,100	32,148
10.000% due 12/05/2024		1,307,000	133,782

New South Wales Treasury Corp.
2.500% due 11/20/2035 (g)	AUD	10,000	11,454

Panama Government International Bond
7.250% due 03/15/2015		$34,700	40,269

Poland Government International Bond
6.250% due 07/03/2012		47	48

Province of British Columbia Canada
3.250% due 12/18/2021	CAD	41,100	42,161
3.700% due 12/18/2020		10,000	10,678
4.300% due 06/18/2042		36,600	41,926

Province of Ontario Canada
1.600% due 09/21/2016		$8,200	8,277
3.000% due 07/16/2018		17,200	18,227
3.150% due 06/02/2022	CAD	567,200	570,178
4.000% due 10/07/2019		$34,655	38,613
4.000% due 06/02/2021	CAD	1,234,000	1,334,981
4.200% due 03/08/2018		77,400	85,502
4.200% due 06/02/2020		558,800	614,669
4.300% due 03/08/2017		415,200	458,483
4.400% due 06/02/2019		204,875	228,638
4.400% due 04/14/2020		$18,900	21,654
4.600% due 06/02/2039	CAD	120,160	140,770
4.650% due 06/02/2041		282,000	335,563
4.700% due 06/02/2037		48,400	57,072
5.500% due 06/02/2018		71,100	83,725
5.600% due 06/02/2035		75,000	98,465
5.850% due 03/08/2033		165,000	220,284
6.200% due 06/02/2031		5,000	6,848
6.500% due 03/08/2029		26,200	36,408
7.600% due 06/02/2027		20,000	30,037

Province of Quebec Canada
2.750% due 08/25/2021		$143,000	143,789
3.500% due 07/29/2020		3,800	4,090
3.500% due 12/01/2022	CAD	304,353	312,962
4.250% due 12/01/2021		593,900	651,919
4.500% due 12/01/2016		20,700	22,974
4.500% due 12/01/2017		101,300	113,291
4.500% due 12/01/2018		255,000	285,877
4.500% due 12/01/2019		357,000	400,087
4.500% due 12/01/2020		1,247,800	1,397,066
4.625% due 05/14/2018		$1,000	1,163
5.000% due 12/01/2041	CAD	25,000	30,953
5.750% due 12/01/2036		25,000	33,251
7.500% due 09/15/2029		$210	309

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar Government International Bond
4.000% due 01/20/2015		$85,000	$89,675
5.150% due 04/09/2014		9,100	9,794
5.250% due 01/20/2020		85,200	94,359

Republic of Korea
5.750% due 04/16/2014		10,000	10,791

Russia Government International Bond
3.250% due 04/04/2017 (c)		171,400	171,808
3.625% due 04/29/2015		38,300	39,928
7.500% due 03/31/2030		158,361	190,231

Societe Financement de l’Economie Francaise
0.767% due 07/16/2012		1,900	1,903
2.125% due 05/20/2012	EUR	100	134

South Africa Government International Bond
6.500% due 06/02/2014		$27,000	30,037

Turkey Government International Bond
7.000% due 09/26/2016		53,700	60,681

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		74,350	76,952
5.450% due 11/22/2017		81,000	84,051
6.800% due 11/22/2025		1,300	1,363
6.902% due 07/09/2020		51,400	55,769

Total Sovereign Issues (Cost $17,468,804)			17,807,415

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049		34,220	38,213

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		8,712,560	2,178
6.250% due 07/15/2033		475,440	181

			2,359

UTILITIES 0.0%

PPL Corp.
8.750% due 05/01/2014		209,500	11,261

Total Convertible Preferred Securities (Cost $47,270)			51,833

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%

Ally Financial, Inc.
7.250% due 02/07/2033		2,654,829	60,185
7.300% due 03/09/2031		1,573,542	35,452
7.350% due 08/08/2032		517,462	11,835

Citigroup Capital
7.875% due 10/30/2040		980,000	26,656

Citigroup, Inc.
6.150% due 12/15/2012		1,190,000	6,600

Santander Finance Preferred S.A.U.
10.500% due 12/31/2049		1,200,000	32,028

SLM Corp. CPI Linked Security
4.962% due 03/15/2017		4,700	109

Total Preferred Securities (Cost $180,227)			172,865

30	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 7.0%
CERTIFICATES OF DEPOSIT 0.3%

Abbey National Treasury Services PLC
1.824% due 06/10/2013	$54,300	$53,586
1.860% due 04/25/2013	26,570	26,249

Banco Bradesco S.A.
1.955% due 01/24/2013	175,300	176,660

Bank of Nova Scotia
0.770% due 08/09/2012	47,700	47,731

Itau Unibanco Holding S.A.
0.000% due 05/09/2012	208,100	207,755
0.000% due 05/10/2012	108,600	108,409
0.000% due 05/16/2012	100,000	99,803

Rabobank Group
0.947% due 01/17/2014	16,000	16,001

		736,194

REPURCHASE AGREEMENTS 2.4%

Banc of America Securities LLC
0.050% due 04/02/2012	281,000	281,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $157,232 and U.S. Treasury Notes 2.125% due 08/15/2021 valued at $129,157. Repurchase proceeds are $281,001.)

Bank of Nova Scotia
0.100% due 04/02/2012	25,300	25,300
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.875% due 02/28/2014 valued at $25,836. Repurchase proceeds are $25,300.)

Barclays Capital, Inc.
0.100% due 04/02/2012	2,487,000	2,487,000

(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 3.125% - 4.625% due 05/15/2038 - 11/15/2041 valued at $1,280,441 and U.S. Treasury Notes 1.375% - 1.750% due 05/15/2013 - 07/31/2016 valued at $1,232,420. Repurchase proceeds are $2,487,021.)

Citigroup Global Markets, Inc.
0.050% due 04/02/2012	10,000	10,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Bills 0.183% due 06/28/2012 valued at $10,203. Repurchase proceeds are $10,000.)

JPMorgan Securities, Inc.
0.050% due 04/02/2012	500,000	500,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2013 valued at $509,953. Repurchase proceeds are $500,002)
0.100% due 04/02/2012	700,000	700,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.625% - 1.250% due 03/15/2014 - 07/15/2014 valued at $714,577. Repurchase proceeds are $700,006)

RBC Capital Markets LLC
0.100% due 04/02/2012	10,000	10,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 2.125% due 08/15/2021 valued at $10,145. Repurchase proceeds are $10,000.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RBS Securities, Inc.
0.100% due 04/02/2012		$699,200	$699,200
(Dated 03/30/2012. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $506,017 and U.S. Treasury Notes 2.375% due 02/28/2015 valued at $203,333. Repurchase proceeds are $699,206.)

State Street Bank and Trust Co.
0.010% due 04/02/2012		24,873	24,873
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 1.125% - 3.375% due 06/15/2013 - 06/30/2013 valued at $25,373. Repurchase proceeds are $24,873.)

UBS Securities LLC
0.100% due 04/02/2012		1,222,200	1,222,200
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.375% - 3.500% due 05/31/2013 - 05/31/2016 valued at $1,246,779. Repurchase proceeds are $1,222,210.)

			5,959,573

JAPAN TREASURY BILLS 0.8%
0.101% due 04/27/2012	JPY	170,070,000	2,054,668

MEXICO TREASURY BILLS 0.1%
4.495% due 05/03/2012 - 06/21/2012 (e)	MXN	4,657,714	361,441

U.S. TREASURY BILLS 0.0%
0.144% due 09/06/2012 -09/13/2012 (e)		$790	790

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (h) 3.4%
PIMCO Short-Term Floating NAV Portfolio		811,351,208	8,130,550
PIMCO Short-Term Floating NAV Portfolio III		59,970,879	600,009

			8,730,559

Total Short-Term Instruments (Cost $17,962,105)			17,843,225

Total Investments 123.4% (Cost $305,522,268)			$312,385,679

Written Options (o) (0.2%) (Premiums $1,405,490)			(569,327)

Other Assets and Liabilities (Net) (23.2%)			(58,638,522)

Net Assets 100.0%			$253,177,830

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind bond security.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Affiliated to the Fund.
(i)	Securities with an aggregate market value of $650,575 and cash of $5,000 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of March 31, 2012.
(j)	Securities with an aggregate market value of $258,533 have been pledged as collateral as of March 31, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(k)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $4,937,689 at a weighted average interest rate of 0.102%. On March 31, 2012, securities valued at $2,104,132 were pledged as collateral for reverse repurchase agreements.
(l)	Securities with an aggregate market value of $254,346 have been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2014	8,411	$12,346
U.S. Treasury 2-Year Note June Futures	Long	06/2012	630	127
U.S. Treasury 5-Year Note June Futures	Long	06/2012	114,226	(59,466)
U.S. Treasury 10-Year Note June Futures	Long	06/2012	148,230	(231,052)

				$(278,045)

(m)	Centrally cleared swap agreements outstanding on March 31, 2012:

Securities with an aggregate market value of $1,608,184 and cash of $54 have been pledged as collateral for centrally cleared swaps as of March 31, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$1,587,890	$27,398	$(3,167)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	139,700	4,157	734
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016	5,000	(34)	(33)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	8,562,550	(39,219)	3,788

				$(7,698)	$1,322

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$5,292,900	$(12,582)	$(12,430)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	5,972,700	(1,551,586)	153,877
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	3,766,700	256,216	112,260

					$(1,307,952)	$253,707

(n)	OTC swap agreements outstanding on March 31, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2012(3)	Notional Amount(4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.449%	$1,550	$29	$28	$1
Bank of America Corp.	DUB	(1.000%)	06/20/2019	2.442%	8,800	776	1,480	(704)
Barclays Bank PLC	BPS	(3.000%)	06/20/2021	3.953%	6,000	402	909	(507)
Centex Corp.	BRC	(5.000%)	06/20/2014	1.218%	13,200	(1,118)	(689)	(429)
Centex Corp.	BRC	(1.000%)	06/20/2014	1.218%	31,000	137	1,524	(1,387)
Centex Corp.	DUB	(1.000%)	12/20/2017	2.133%	2,500	146	(9)	155

32	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Centex Corp.	GST	(1.000%)	06/20/2014	1.218%		1,500	6	20	(14)
CenturyLink, Inc.	CBK	(1.000%)	06/20/2017	2.190%		9,100	519	732	(213)
Countrywide Financial Corp.	BRC	(1.000%)	06/20/2016	3.137%		10,000	832	1,227	(395)
Countrywide Financial Corp.	GST	(1.000%)	06/20/2016	3.137%		9,500	790	1,203	(413)
Credit Agricole S.A.	MYC	(1.000%)	03/20/2014	2.003%		200	4	6	(2)
CRH America, Inc.	CBK	(2.590%)	09/20/2018	2.487%		10,000	(68)	0	(68)
D.R. Horton, Inc.	BPS	(1.000%)	03/20/2016	1.560%		10,000	210	783	(573)
D.R. Horton, Inc.	BPS	(1.000%)	06/20/2016	1.626%		6,000	149	440	(291)
D.R. Horton, Inc.	DUB	(1.000%)	03/20/2016	1.560%		3,700	78	374	(296)
D.R. Horton, Inc.	GST	(1.000%)	03/20/2014	0.944%		5,000	(7)	335	(342)
D.R. Horton, Inc.	GST	(1.000%)	09/20/2014	1.091%		3,000	6	163	(157)
D.R. Horton, Inc.	JPM	(1.000%)	03/20/2015	1.243%		10,000	67	538	(471)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	2.481%		6,200	238	574	(336)
Domtar Corp.	SOG	(5.000%)	09/20/2016	1.362%		31,500	(4,996)	(3,957)	(1,039)
Enel SpA	BRC	(1.000%)	12/20/2014	2.094%		6,400	182	194	(12)
ERAC USA Finance LLC	JPM	(2.700%)	12/20/2012	0.288%		10,000	(186)	789	(975)
Foster’s Finance Corp.	BRC	(2.140%)	12/20/2014	0.307%		6,000	(304)	0	(304)
Frontier Communications Corp.	BRC	(5.000%)	03/20/2013	1.728%		10,000	(335)	(602)	267
Gap, Inc.	BOA	(5.000%)	06/20/2021	2.664%		27,000	(4,723)	(3,355)	(1,368)
Gap, Inc.	FBF	(1.000%)	06/20/2021	2.664%		5,000	614	857	(243)
Gap, Inc.	GST	(5.000%)	06/20/2021	2.664%		8,000	(1,399)	(940)	(459)
Goldman Sachs Group, Inc.	BOA	(1.000%)	06/20/2018	2.321%		4,400	317	233	84
Goldman Sachs Group, Inc.	JPM	(1.000%)	06/20/2018	2.321%		7,000	503	377	126
Hanson Ltd.	BPS	(1.000%)	03/20/2013	0.726%		15,000	(46)	68	(114)
Hanson Ltd.	BPS	(1.000%)	09/20/2016	1.670%		33,000	925	1,130	(205)
Hanson Ltd.	BPS	(1.000%)	09/20/2016	1.724%		20,000	606	553	53
Hanson Ltd.	BRC	(1.000%)	09/20/2016	1.724%		20,000	605	3,056	(2,451)
Intesa Sanpaolo SpA	JPM	(3.000%)	09/20/2015	3.183%		6,000	29	192	(163)
iStar Financial, Inc.	MYC	(0.600%)	12/20/2013	7.796%		10,000	1,102	0	1,102
Jones Group, Inc.	DUB	(1.000%)	12/20/2014	2.855%		44,710	2,146	1,423	723
JPMorgan Chase & Co.	BOA	(1.000%)	03/20/2015	0.603%		9,800	(118)	(7)	(111)
KB Home	BPS	(1.000%)	06/20/2015	6.108%		5,000	722	465	257
KB Home	BRC	(5.000%)	06/20/2015	6.108%		12,300	363	(936)	1,299
KB Home	DUB	(1.000%)	03/20/2014	4.855%		3,000	215	249	(34)
KB Home	GST	(1.000%)	03/20/2014	4.855%		7,000	500	329	171
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.156%		6,900	(26)	65	(91)
Lexmark International, Inc.	CBK	(3.320%)	06/20/2013	0.839%		5,590	(177)	0	(177)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	0.839%		15,880	(75)	0	(75)
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	1.486%		7,600	10	836	(826)
Manpower, Inc.	GST	(2.500%)	06/20/2013	0.597%	EUR	45,500	(1,468)	(2,684)	1,216
Marks & Spencer PLC	RYL	(0.950%)	12/20/2017	1.567%	$	2,200	71	400	(329)
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	1.481%		3,000	37	0	37
MDC Holdings, Inc.	BPS	(1.250%)	12/20/2014	1.512%		9,000	59	0	59
Office Depot, Inc.	BOA	(5.000%)	09/20/2013	1.676%		7,000	(354)	(126)	(228)
Office Depot, Inc.	SOG	(5.000%)	09/20/2013	1.676%		16,000	(809)	(849)	40
Packaging Corp. of America	FBF	(0.940%)	09/20/2013	0.311%		10,000	(97)	0	(97)
Pactiv LLC	MYC	(5.000%)	06/20/2017	6.088%		9,800	432	(677)	1,109
PulteGroup, Inc.	BPS	(1.000%)	03/20/2013	1.385%		10,250	35	180	(145)
PulteGroup, Inc.	BPS	(1.000%)	03/20/2014	2.045%		35,000	693	1,578	(885)
PulteGroup, Inc.	BRC	(5.000%)	03/20/2014	2.045%		15,400	(907)	(200)	(707)
PulteGroup, Inc.	BRC	(5.000%)	03/20/2015	2.517%		9,200	(664)	39	(703)
Reed Elsevier Capital, Inc.	BOA	(0.290%)	06/20/2012	0.074%		5,000	(3)	0	(3)
Rohm & Haas Co.	BOA	(1.000%)	09/20/2017	0.302%		1,500	(57)	(17)	(40)
Rohm & Haas Co.	BOA	(0.700%)	09/20/2017	0.308%		13,425	(284)	0	(284)
Rohm & Haas Co.	BPS	(1.600%)	09/20/2017	0.308%		4,665	(325)	0	(325)
Rohm & Haas Co.	BPS	(1.000%)	09/20/2017	0.302%		30,000	(1,131)	(437)	(694)
Rohm & Haas Co.	CBK	(0.540%)	09/20/2017	0.308%		7,000	(88)	0	(88)
Rohm & Haas Co.	MYC	(1.000%)	09/20/2017	0.302%		17,000	(640)	(527)	(113)
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.328%		9,000	146	399	(253)
RPM International, Inc.	BRC	(1.460%)	03/20/2018	1.328%		2,800	(22)	0	(22)
RPM International, Inc.	GST	(1.000%)	03/20/2018	1.300%		15,000	246	219	27
RR Donnelley & Sons Co.	DUB	(1.000%)	06/20/2014	4.614%		350	26	15	11
Ryland Group, Inc.	BPS	(5.000%)	06/20/2020	3.737%		9,000	(742)	(1,621)	879
Ryland Group, Inc.	BRC	(5.000%)	03/20/2015	2.350%		12,900	(999)	(39)	(960)
Ryland Group, Inc.	DUB	(5.000%)	06/20/2020	3.737%		7,200	(594)	0	(594)
Santander International Debt S.A.	BPS	(3.000%)	03/20/2015	3.140%		17,500	49	141	(92)
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	1.088%		9,250	0	517	(517)
Tate & Lyle International Finance PLC	BRC	(1.250%)	12/20/2014	0.267%		12,000	(327)	0	(327)
Telefonica Emisiones S.A.U.	CBK	(1.000%)	06/20/2016	2.988%		5,000	381	300	81
Telefonica Emisiones S.A.U.	CBK	(1.000%)	09/20/2017	3.187%		10,000	1,039	730	309
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	1.937%		7,000	441	251	190
Toll Brothers Finance Corp.	BPS	(1.000%)	06/20/2015	1.120%		10,000	34	262	(228)
Toll Brothers Finance Corp.	DUB	(1.000%)	12/20/2019	1.937%		3,000	190	263	(73)
Toll Brothers Finance Corp.	MYC	(1.390%)	09/20/2013	0.711%		9,800	(103)	0	(103)
Universal Corp.	DUB	(1.000%)	12/20/2014	1.245%		33,000	204	580	(376)
UST LLC	BRC	(0.700%)	03/20/2018	0.359%		24,000	(478)	0	(478)
UST LLC	CBK	(1.000%)	03/20/2018	0.352%		2,500	(94)	(133)	39
UST LLC	DUB	(1.000%)	03/20/2018	0.352%		1,500	(57)	(74)	17
VTB Bank OJSC Via VTB Capital S.A.	BRC	(2.150%)	05/20/2013	1.516%		15,000	(226)	6,477	(6,703)

							$(6,736)	$15,624	$(22,360)

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2012(3)	Notional Amount(4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	2.499%	$15,000	$298	$(49)	$347
Ally Financial, Inc.	BRC	5.000%	09/20/2012	2.498%	10,000	138	(103)	241
Ally Financial, Inc.	DUB	5.000%	09/20/2012	2.498%	9,600	132	(91)	223
Ally Financial, Inc.	DUB	5.000%	09/20/2013	3.322%	15,000	386	477	(91)
Ally Financial, Inc.	DUB	5.000%	06/20/2014	3.694%	15,000	436	591	(155)
Ally Financial, Inc.	DUB	5.000%	12/20/2016	4.319%	2,400	69	(34)	103
Ally Financial, Inc.	DUB	5.000%	03/20/2017	4.366%	62,300	1,727	(3,894)	5,621
Ally Financial, Inc.	GST	5.000%	12/20/2012	2.499%	10,000	198	(125)	323
Ally Financial, Inc.	GST	5.000%	09/20/2013	3.322%	15,000	386	443	(57)
Ally Financial, Inc.	GST	5.000%	06/20/2014	3.694%	10,000	290	394	(104)
American International Group, Inc.	BOA	1.000%	12/20/2020	2.223%	30,700	(2,624)	(6,895)	4,271
American International Group, Inc.	BRC	1.000%	12/20/2020	2.223%	4,000	(342)	(887)	545
American International Group, Inc.	GST	1.000%	12/20/2020	2.223%	7,500	(641)	(1,938)	1,297
American International Group, Inc.	MYC	1.000%	12/20/2020	2.223%	4,000	(342)	(988)	646
American International Group, Inc.	UAG	1.000%	12/20/2020	2.223%	1,700	(145)	(375)	230
Australia Government Bond	DUB	1.000%	03/20/2015	0.395%	71,200	1,300	1,367	(67)
Australia Government Bond	DUB	1.000%	03/20/2016	0.531%	78,800	1,476	1,773	(297)
Australia Government Bond	DUB	1.000%	09/20/2016	0.610%	23,900	417	207	210
Australia Government Bond	GST	1.000%	06/20/2016	0.560%	7,400	137	178	(41)
Australia Government Bond	GST	1.000%	09/20/2016	0.610%	24,100	421	221	200
Australia Government Bond	JPM	1.000%	06/20/2016	0.560%	25,000	466	570	(104)
Australia Government Bond	JPM	1.000%	09/20/2016	0.610%	22,500	393	411	(18)
Australia Government Bond	MYC	1.000%	06/20/2016	0.560%	22,000	410	525	(115)
Australia Government Bond	RYL	1.000%	06/20/2015	0.419%	14,200	269	385	(116)
Australia Government Bond	UAG	1.000%	03/20/2015	0.395%	50,000	913	693	220
Australia Government Bond	UAG	1.000%	06/20/2015	0.419%	900	17	24	(7)
Australia Government Bond	UAG	1.000%	09/20/2016	0.610%	8,100	141	148	(7)
Bank of America Corp.	JPM	1.000%	09/20/2012	1.426%	900	(2)	(38)	36
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.039%	162,200	(124)	(2,827)	2,703
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	1.180%	20,000	(123)	(298)	175
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	1.039%	25,000	(19)	(468)	449
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.758%	20,000	82	0	82
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	1.039%	65,000	(50)	(1,169)	1,119
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	1.039%	25,000	(19)	(434)	415
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	1.221%	22,400	(182)	(253)	71
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.603%	4,400	(189)	(184)	(5)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.996%	25,000	11	(495)	506
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.039%	65,000	(49)	(932)	883
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	1.039%	111,400	(86)	(1,718)	1,632
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	1.075%	30,000	(60)	(962)	902
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	1.180%	60,000	(368)	(1,275)	907
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.629%	25,000	(1,196)	(863)	(333)
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.075%	20,000	(40)	(816)	776
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.180%	15,000	(92)	(463)	371
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.629%	5,900	(282)	(237)	(45)
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	1.039%	77,000	(59)	(1,445)	1,386
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	1.039%	3,300	(3)	(60)	57
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.390%	900	10	8	2
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.538%	15,000	296	0	296
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.924%	34,600	102	(407)	509
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.013%	300	14	0	14
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.032%	24,600	(23)	(71)	48
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.506%	7,800	(309)	(355)	46
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.531%	15,000	(651)	(951)	300
Brazil Government International Bond	BRC	1.620%	03/20/2013	0.505%	20,900	240	0	240
Brazil Government International Bond	BRC	1.000%	03/20/2015	0.847%	75,000	364	(1,413)	1,777
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.876%	127,100	545	(1,967)	2,512
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.924%	240,700	711	(2,853)	3,564
Brazil Government International Bond	BRC	1.000%	12/20/2015	0.965%	105,000	174	(514)	688
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.000%	64,790	23	(514)	537
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.032%	25,000	(23)	(60)	37
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.085%	25,000	(83)	(719)	636
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.132%	25,000	(141)	(871)	730
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.924%	21,000	62	(330)	392
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.000%	119,600	43	(943)	986
Brazil Government International Bond	CBK	1.000%	12/20/2016	1.132%	25,000	(141)	(871)	730
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.506%	10,100	(400)	(448)	48
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.876%	61,800	265	(873)	1,138
Brazil Government International Bond	DUB	1.000%	09/20/2015	0.924%	110,000	325	(1,220)	1,545
Brazil Government International Bond	DUB	1.000%	12/20/2015	0.965%	75,000	124	(494)	618
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.032%	100,000	(93)	(168)	75
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.132%	22,900	(130)	(809)	679
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.463%	50,000	(1,688)	(1,656)	(32)
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.924%	70,000	207	(777)	984
Brazil Government International Bond	FBF	2.090%	05/20/2016	1.023%	10,000	507	0	507
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.463%	25,000	(845)	(789)	(56)
Brazil Government International Bond	GST	1.000%	03/20/2015	0.847%	100,000	484	(1,931)	2,415

34	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Brazil Government International Bond	GST	1.000%	06/20/2015	0.876%	30,800	132	(414)	546
Brazil Government International Bond	GST	1.000%	09/20/2016	1.085%	47,500	(158)	(289)	131
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.876%	248,900	1,067	(3,152)	4,219
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.924%	130,500	385	(1,332)	1,717
Brazil Government International Bond	HUS	1.000%	12/20/2015	0.965%	100,000	165	(756)	921
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.000%	66,000	24	(523)	547
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.463%	110,000	(3,714)	(3,489)	(225)
Brazil Government International Bond	JPM	1.000%	03/20/2015	0.847%	25,000	121	(506)	627
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.876%	40,000	172	(420)	592
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.924%	107,000	316	(1,219)	1,535
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.032%	50,000	(46)	(84)	38
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.085%	99,000	(329)	(1,137)	808
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.212%	25,000	(255)	(211)	(44)
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.463%	25,000	(845)	(789)	(56)
Brazil Government International Bond	MYC	1.660%	03/20/2013	0.505%	47,000	560	0	560
Brazil Government International Bond	MYC	1.770%	09/20/2014	0.774%	15,000	378	0	378
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.876%	31,500	135	(305)	440
Brazil Government International Bond	MYC	1.000%	09/20/2015	0.924%	25,000	74	(157)	231
Brazil Government International Bond	MYC	1.000%	12/20/2015	0.965%	100,000	165	(806)	971
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.000%	75,000	27	(608)	635
Brazil Government International Bond	MYC	1.000%	12/20/2016	1.132%	25,000	(141)	(883)	742
Brazil Government International Bond	MYC	1.520%	01/20/2017	1.149%	6,000	122	0	122
Brazil Government International Bond	RYL	1.000%	03/20/2015	0.847%	50,000	242	(989)	1,231
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.924%	27,600	82	(261)	343
Brazil Government International Bond	UAG	1.000%	03/20/2016	1.000%	50,000	17	(481)	498
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	2.017%	25,000	811	0	811
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	2.017%	20,000	117	0	117
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	2.000%	25,000	1,011	0	1,011
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	1.739%	25,000	(1,369)	0	(1,369)
Canada Government Bond	GST	1.000%	03/20/2015	0.159%	10,000	254	243	11
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.110%	590	(3)	(23)	20
Chesapeake Energy Corp.	DUB	5.000%	09/20/2020	5.232%	5,000	(60)	30	(90)
Chesapeake Energy Corp.	GST	5.000%	09/20/2020	5.232%	34,530	(417)	538	(955)
Chesapeake Energy Corp.	JPM	5.000%	03/20/2021	5.261%	5,900	(84)	760	(844)
China Development Bank Corp.	BRC	1.000%	06/20/2016	1.584%	20,000	(463)	(97)	(366)
China Development Bank Corp.	JPM	1.000%	06/20/2016	1.584%	15,000	(348)	(131)	(217)
China Development Bank Corp.	MYC	1.000%	06/20/2016	1.584%	50,000	(1,158)	(326)	(832)
China Government International Bond	BOA	0.780%	12/20/2014	0.613%	50,000	241	0	241
China Government International Bond	BOA	1.000%	06/20/2015	0.696%	126,600	1,271	1,811	(540)
China Government International Bond	BOA	1.000%	09/20/2015	0.762%	50,000	425	402	23
China Government International Bond	BOA	1.000%	12/20/2015	0.819%	25,000	174	362	(188)
China Government International Bond	BOA	1.000%	03/20/2016	0.868%	50,000	275	606	(331)
China Government International Bond	BPS	1.000%	06/20/2015	0.696%	25,000	251	384	(133)
China Government International Bond	BPS	1.000%	09/20/2015	0.762%	15,000	128	94	34
China Government International Bond	BPS	1.000%	03/20/2016	0.868%	42,000	231	509	(278)
China Government International Bond	BPS	1.000%	06/20/2016	0.911%	24,600	99	235	(136)
China Government International Bond	BRC	1.000%	03/20/2015	0.657%	50,000	523	520	3
China Government International Bond	BRC	1.000%	06/20/2015	0.696%	50,000	502	817	(315)
China Government International Bond	BRC	1.000%	12/20/2015	0.819%	75,000	524	1,074	(550)
China Government International Bond	BRC	1.000%	03/20/2016	0.868%	73,600	405	898	(493)
China Government International Bond	BRC	1.000%	06/20/2016	0.911%	146,900	588	1,613	(1,025)
China Government International Bond	BRC	1.000%	09/20/2016	0.977%	35,000	47	52	(5)
China Government International Bond	CBK	1.000%	06/20/2015	0.696%	24,900	250	388	(138)
China Government International Bond	CBK	1.000%	03/20/2016	0.868%	1,000	6	(11)	17
China Government International Bond	CBK	1.000%	06/20/2016	0.911%	83,500	334	1,034	(700)
China Government International Bond	CBK	1.000%	09/20/2016	0.977%	50,000	68	235	(167)
China Government International Bond	CBK	1.000%	12/20/2016	1.035%	61,300	(76)	(1,924)	1,848
China Government International Bond	DUB	1.000%	03/20/2015	0.657%	30,000	314	312	2
China Government International Bond	DUB	1.000%	12/20/2015	0.819%	25,000	175	349	(174)
China Government International Bond	DUB	1.000%	03/20/2016	0.868%	30,000	165	364	(199)
China Government International Bond	DUB	1.000%	06/20/2016	0.911%	40,200	161	421	(260)
China Government International Bond	DUB	1.000%	09/20/2016	0.977%	55,100	74	304	(230)
China Government International Bond	DUB	1.000%	12/20/2016	1.035%	21,000	(26)	(1,061)	1,035
China Government International Bond	FBF	1.000%	03/20/2015	0.657%	85,000	888	410	478
China Government International Bond	FBF	1.000%	06/20/2015	0.696%	25,000	251	136	115
China Government International Bond	FBF	1.000%	12/20/2016	1.035%	96,300	(119)	(4,622)	4,503
China Government International Bond	GST	1.000%	09/20/2015	0.762%	25,000	212	182	30
China Government International Bond	GST	1.000%	09/20/2016	0.977%	20,600	27	110	(83)
China Government International Bond	JPM	1.000%	03/20/2015	0.657%	35,000	366	157	209
China Government International Bond	JPM	1.000%	06/20/2015	0.696%	60,000	603	494	109
China Government International Bond	JPM	1.000%	09/20/2015	0.762%	10,000	85	62	23
China Government International Bond	JPM	1.000%	12/20/2015	0.819%	25,000	175	349	(174)
China Government International Bond	JPM	1.000%	03/20/2016	0.868%	50,000	274	594	(320)
China Government International Bond	JPM	1.000%	06/20/2016	0.911%	75,000	301	765	(464)
China Government International Bond	JPM	1.000%	09/20/2016	0.977%	93,500	126	516	(390)
China Government International Bond	JPM	1.000%	12/20/2016	1.035%	70,500	(87)	(2,642)	2,555
China Government International Bond	MYC	1.000%	03/20/2015	0.657%	100,000	1,045	463	582
China Government International Bond	MYC	1.000%	12/20/2015	0.819%	50,000	350	712	(362)
China Government International Bond	MYC	1.000%	06/20/2016	0.911%	25,000	100	276	(176)
China Government International Bond	MYC	1.000%	09/20/2016	0.977%	74,300	100	416	(316)
China Government International Bond	MYC	1.000%	12/20/2016	1.035%	55,800	(69)	(2,648)	2,579
China Government International Bond	RYL	1.000%	03/20/2015	0.657%	20,000	209	198	11

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

China Government International Bond	RYL	1.000%	06/20/2015	0.696%	104,600	1,050	1,382	(332)
China Government International Bond	RYL	1.000%	12/20/2015	0.819%	25,000	174	362	(188)
China Government International Bond	RYL	1.000%	09/20/2016	0.977%	67,200	90	(8)	98
China Government International Bond	RYL	1.000%	12/20/2016	1.035%	51,700	(64)	(1,971)	1,907
China Government International Bond	UAG	1.000%	03/20/2015	0.657%	25,000	261	119	142
China Government International Bond	UAG	1.000%	06/20/2015	0.696%	25,000	251	396	(145)
China Government International Bond	UAG	1.000%	09/20/2015	0.762%	25,000	212	219	(7)
China Government International Bond	UAG	1.000%	09/20/2016	0.977%	31,900	43	(89)	132
China Government International Bond	UAG	1.000%	12/20/2016	1.035%	46,400	(58)	(1,425)	1,367
Citigroup, Inc.	JPM	1.000%	09/20/2012	0.814%	5,300	7	(29)	36
Dell, Inc.	BRC	1.000%	09/20/2013	0.467%	14,100	116	74	42
Dell, Inc.	CBK	1.000%	09/20/2013	0.467%	19,400	160	111	49
Dow Chemical Co.	GST	1.000%	06/20/2019	1.555%	10,000	(358)	(762)	404
Dow Chemical Co.	JPM	1.000%	06/20/2019	1.555%	10,000	(359)	(792)	433
Egypt Government International Bond	DUB	1.000%	06/20/2016	5.384%	10,000	(1,612)	(894)	(718)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.799%	6,000	35	(154)	189
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.003%	9,500	2	(29)	31
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.799%	5,000	29	(185)	214
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.003%	5,500	1	(42)	43
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.799%	6,000	35	(154)	189
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.799%	16,000	93	(453)	546
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.003%	2,000	0	(17)	17
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2014	0.799%	5,000	29	(185)	214
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.966%	25,000	40	(161)	201
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.003%	5,000	2	(2)	4
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.966%	25,000	40	(161)	201
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.003%	5,000	1	(7)	8
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.799%	17,000	99	(460)	559
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.003%	5,000	1	(5)	6
Export-Import Bank of China	BPS	1.000%	06/20/2016	1.350%	15,000	(208)	(141)	(67)
Export-Import Bank of China	BRC	1.000%	06/20/2016	1.350%	30,000	(416)	(266)	(150)
Export-Import Bank of China	CBK	1.000%	06/20/2016	1.350%	10,000	(139)	(97)	(42)
Export-Import Bank of China	DUB	1.000%	06/20/2016	1.350%	10,000	(139)	(48)	(91)
Export-Import Bank of China	FBF	1.000%	06/20/2016	1.350%	5,000	(70)	(44)	(26)
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.500%	10,000	(221)	(970)	749
Export-Import Bank of China	GST	1.000%	06/20/2016	1.350%	20,000	(278)	(184)	(94)
Export-Import Bank of China	HUS	1.000%	06/20/2016	1.350%	10,000	(139)	(53)	(86)
Export-Import Bank of China	JPM	1.000%	06/20/2016	1.350%	25,000	(347)	(193)	(154)
Export-Import Bank of China	MYC	1.000%	06/20/2016	1.350%	40,000	(555)	(232)	(323)
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	1.058%	10,000	(316)	0	(316)
France Government Bond	BOA	0.250%	12/20/2015	1.378%	32,100	(1,298)	(872)	(426)
France Government Bond	BOA	0.250%	03/20/2016	1.423%	116,200	(5,191)	(4,570)	(621)
France Government Bond	BOA	0.250%	09/20/2016	1.526%	15,000	(813)	(905)	92
France Government Bond	BRC	0.250%	03/20/2016	1.423%	224,000	(10,009)	(8,323)	(1,686)
France Government Bond	BRC	0.250%	09/20/2016	1.526%	35,400	(1,919)	(2,165)	246
France Government Bond	CBK	0.250%	06/20/2015	1.265%	79,600	(2,529)	(1,590)	(939)
France Government Bond	CBK	0.250%	12/20/2015	1.378%	11,900	(481)	(375)	(106)
France Government Bond	CBK	0.250%	03/20/2016	1.423%	40,000	(1,787)	(1,487)	(300)
France Government Bond	CBK	0.250%	06/20/2016	1.463%	120,400	(5,887)	(5,198)	(689)
France Government Bond	CBK	0.250%	09/20/2016	1.526%	139,500	(7,560)	(6,474)	(1,086)
France Government Bond	DUB	0.250%	06/20/2015	1.265%	9,900	(315)	(182)	(133)
France Government Bond	DUB	0.250%	12/20/2015	1.378%	150,000	(6,067)	(4,004)	(2,063)
France Government Bond	DUB	0.250%	03/20/2016	1.423%	96,200	(4,298)	(3,894)	(404)
France Government Bond	DUB	0.250%	06/20/2016	1.463%	50,000	(2,445)	(1,153)	(1,292)
France Government Bond	GST	0.250%	03/20/2016	1.423%	100,000	(4,468)	(3,719)	(749)
France Government Bond	GST	0.250%	09/20/2016	1.526%	113,500	(6,152)	(5,910)	(242)
France Government Bond	HUS	0.250%	09/20/2016	1.526%	75,400	(4,087)	(3,715)	(372)
France Government Bond	JPM	0.250%	12/20/2015	1.378%	50,000	(2,022)	(1,393)	(629)
France Government Bond	JPM	0.250%	03/20/2016	1.423%	50,000	(2,234)	(1,998)	(236)
France Government Bond	MYC	0.250%	03/20/2016	1.423%	18,100	(808)	(616)	(192)
France Government Bond	MYC	0.250%	06/20/2016	1.463%	90,100	(4,405)	(3,950)	(455)
France Government Bond	MYC	0.250%	09/20/2016	1.526%	37,100	(2,011)	(1,752)	(259)
France Government Bond	RYL	0.250%	12/20/2015	1.378%	83,300	(3,370)	(1,778)	(1,592)
France Government Bond	RYL	0.250%	03/20/2016	1.423%	18,900	(845)	(635)	(210)
France Government Bond	UAG	0.250%	09/20/2015	1.326%	15,400	(557)	(408)	(149)
France Government Bond	UAG	0.250%	03/20/2016	1.423%	202,300	(9,039)	(8,185)	(854)
France Government Bond	UAG	0.250%	09/20/2016	1.526%	143,900	(7,799)	(6,324)	(1,475)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	0.372%	25,000	309	332	(23)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.673%	10,000	52	54	(2)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.881%	70,500	6,538	2,605	3,933
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.004%	25,000	6	(1,123)	1,129

36	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.176%	76,000	(457)	(2,477)	2,020
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.212%	112,900	(876)	(1,444)	568
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.243%	4,900	(46)	(73)	27
General Electric Capital Corp.	BPS	1.000%	09/20/2012	0.372%	5,000	17	(60)	77
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.779%	7,300	505	0	505
General Electric Capital Corp.	BPS	1.000%	12/20/2014	1.004%	34,400	9	(1,730)	1,739
General Electric Capital Corp.	BPS	1.000%	12/20/2015	1.176%	50,000	(301)	(1,903)	1,602
General Electric Capital Corp.	BPS	1.000%	03/20/2016	1.212%	25,000	(194)	(359)	165
General Electric Capital Corp.	BRC	5.000%	06/20/2012	0.372%	22,300	275	459	(184)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.380%	33,800	72	0	72
General Electric Capital Corp.	BRC	1.000%	12/20/2012	0.372%	20,600	102	(222)	324
General Electric Capital Corp.	BRC	0.910%	03/20/2013	0.491%	50,000	221	0	221
General Electric Capital Corp.	BRC	1.580%	03/20/2013	0.491%	25,000	280	0	280
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.557%	40,000	373	0	373
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.779%	25,000	1,445	0	1,445
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.779%	30,000	2,129	0	2,129
General Electric Capital Corp.	BRC	1.000%	12/20/2014	1.004%	50,000	12	(2,557)	2,569
General Electric Capital Corp.	BRC	1.000%	12/20/2015	1.176%	35,000	(210)	(683)	473
General Electric Capital Corp.	CBK	1.000%	06/20/2013	0.546%	21,100	126	(523)	649
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.779%	17,300	985	0	985
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.779%	57,300	3,589	0	3,589
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.779%	50,000	3,549	0	3,549
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.779%	46,900	3,391	0	3,391
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.846%	30,000	1,781	0	1,781
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.846%	50,000	2,988	0	2,988
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.846%	25,900	1,563	0	1,563
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.846%	15,000	935	0	935
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.846%	50,000	3,168	0	3,168
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.949%	50,000	5,053	1,187	3,866
General Electric Capital Corp.	CBK	1.000%	12/20/2014	1.004%	25,000	6	(1,123)	1,129
General Electric Capital Corp.	CBK	1.000%	09/20/2015	1.136%	25,000	(106)	(876)	770
General Electric Capital Corp.	CBK	1.000%	03/20/2016	1.212%	25,000	(194)	(190)	(4)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.546%	55,000	3,108	1,269	1,839
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.673%	30,000	1,972	634	1,338
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.779%	24,700	1,536	0	1,536
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.779%	20,000	1,420	0	1,420
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.779%	34,100	2,480	0	2,480
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.846%	10,000	634	0	634
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.846%	25,000	1,609	0	1,609
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.881%	29,800	2,764	1,011	1,753
General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.136%	110,000	(467)	(4,219)	3,752
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.176%	90,000	(541)	(3,099)	2,558
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.212%	37,100	(288)	(2,466)	2,178
General Electric Capital Corp.	GST	1.280%	06/20/2013	0.557%	10,000	93	0	93
General Electric Capital Corp.	JPM	1.000%	06/20/2012	0.372%	11,800	21	(223)	244
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.828%	10,000	37	(263)	300
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.004%	75,000	19	(3,867)	3,886
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.136%	15,000	(64)	(526)	462
General Electric Capital Corp.	JPM	1.000%	12/20/2015	1.176%	125,000	(751)	(3,121)	2,370
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.238%	10,000	(366)	0	(366)
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.673%	65,000	338	349	(11)
General Electric Capital Corp.	MYC	1.000%	12/20/2014	1.004%	50,000	12	(2,368)	2,380
General Electric Capital Corp.	MYC	1.000%	09/20/2015	1.136%	85,000	(361)	(3,104)	2,743
General Electric Capital Corp.	MYC	1.000%	12/20/2015	1.176%	10,000	(60)	(172)	112
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.243%	50,900	(484)	(255)	(229)
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.336%	2,900	(45)	(246)	201
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.425%	6,700	(161)	(676)	515
General Electric Capital Corp.	UAG	1.000%	12/20/2014	1.004%	65,000	16	(3,362)	3,378
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.140%	15,000	(66)	(435)	369
Indonesia Government International Bond	BOA	1.000%	12/20/2015	1.218%	50,000	(377)	(660)	283
Indonesia Government International Bond	BPS	1.000%	09/20/2015	1.140%	35,000	(153)	(951)	798
Indonesia Government International Bond	BPS	1.000%	03/20/2016	1.286%	10,000	(106)	(149)	43
Indonesia Government International Bond	BRC	1.000%	09/20/2015	1.140%	45,000	(197)	(1,437)	1,240
Indonesia Government International Bond	BRC	1.000%	12/20/2015	1.218%	60,000	(451)	(891)	440
Indonesia Government International Bond	BRC	1.000%	03/20/2016	1.286%	10,000	(106)	(149)	43
Indonesia Government International Bond	BRC	1.000%	06/20/2021	2.138%	10,000	(870)	(671)	(199)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.140%	12,100	(53)	(274)	221
Indonesia Government International Bond	CBK	1.000%	12/20/2015	1.218%	15,000	(113)	(218)	105
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.346%	5,000	(69)	(95)	26
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.140%	25,000	(109)	(619)	510
Indonesia Government International Bond	DUB	1.000%	12/20/2015	1.218%	15,000	(113)	(211)	98
Indonesia Government International Bond	FBF	1.000%	09/20/2015	1.140%	10,000	(44)	(218)	174
Indonesia Government International Bond	FBF	1.000%	12/20/2015	1.218%	20,000	(150)	(318)	168
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.286%	21,900	(233)	(496)	263
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.138%	25,000	(2,175)	(1,641)	(534)
Indonesia Government International Bond	GST	1.000%	09/20/2015	1.140%	10,000	(44)	(333)	289
Indonesia Government International Bond	HUS	1.000%	09/20/2015	1.140%	25,000	(110)	(792)	682
Indonesia Government International Bond	HUS	1.000%	03/20/2016	1.286%	25,000	(266)	(566)	300
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.441%	2,000	(37)	(39)	2
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.140%	35,000	(154)	(814)	660
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.218%	8,700	(65)	(138)	73
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.286%	10,000	(106)	(178)	72
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.346%	12,500	(172)	(232)	60
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.441%	5,000	(93)	(79)	(14)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.138%	30,000	(2,611)	(2,045)	(566)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.140%	25,000	(110)	(623)	513

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Indonesia Government International Bond	MYC	1.000%	12/20/2015	1.218%	30,000	(226)	(449)	223
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.286%	20,000	(213)	(342)	129
Indonesia Government International Bond	MYC	1.000%	06/20/2021	2.138%	10,000	(870)	(649)	(221)
Indonesia Government International Bond	RYL	1.000%	09/20/2015	1.140%	65,000	(285)	(1,465)	1,180
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.286%	46,900	(499)	(1,041)	542
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.441%	28,700	(533)	(506)	(27)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.441%	13,600	(253)	(215)	(38)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.138%	5,000	(436)	(366)	(70)
International Lease Finance Corp.	DUB	5.000%	06/20/2016	4.321%	6,000	157	(315)	472
Japan Government International Bond	BOA	1.000%	03/20/2015	0.593%	69,600	862	507	355
Japan Government International Bond	BOA	1.000%	06/20/2015	0.629%	46,700	569	443	126
Japan Government International Bond	BOA	1.000%	09/20/2015	0.688%	125,000	1,385	2,043	(658)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.737%	56,000	559	969	(410)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.781%	62,100	553	892	(339)
Japan Government International Bond	BOA	1.000%	06/20/2016	0.819%	53,300	418	583	(165)
Japan Government International Bond	BOA	1.000%	09/20/2016	0.873%	25,000	148	(85)	233
Japan Government International Bond	BOA	1.000%	12/20/2016	0.920%	30,000	122	(580)	702
Japan Government International Bond	BOA	1.000%	03/20/2017	0.961%	251,900	557	(3,432)	3,989
Japan Government International Bond	BOA	1.000%	06/20/2017	1.000%	92,500	32	(229)	261
Japan Government International Bond	BPS	1.000%	03/20/2016	0.781%	9,900	88	72	16
Japan Government International Bond	BPS	1.000%	06/20/2016	0.819%	25,000	196	261	(65)
Japan Government International Bond	BRC	1.000%	03/20/2015	0.593%	22,000	273	210	63
Japan Government International Bond	BRC	1.000%	03/20/2016	0.781%	16,000	143	196	(53)
Japan Government International Bond	DUB	1.000%	03/20/2015	0.593%	2,300	29	18	11
Japan Government International Bond	DUB	1.000%	06/20/2015	0.629%	20,000	244	177	67
Japan Government International Bond	DUB	1.000%	12/20/2015	0.737%	41,700	416	786	(370)
Japan Government International Bond	GST	1.000%	03/20/2015	0.593%	180,500	2,235	1,549	686
Japan Government International Bond	GST	1.000%	06/20/2015	0.629%	44,900	548	53	495
Japan Government International Bond	GST	1.000%	09/20/2015	0.688%	50,000	554	806	(252)
Japan Government International Bond	GST	1.000%	12/20/2015	0.737%	101,200	1,011	1,876	(865)
Japan Government International Bond	GST	1.000%	03/20/2016	0.781%	50,000	445	391	54
Japan Government International Bond	GST	1.000%	06/20/2016	0.819%	75,000	587	486	101
Japan Government International Bond	GST	1.000%	09/20/2016	0.873%	74,100	438	(436)	874
Japan Government International Bond	GST	1.000%	12/20/2016	0.920%	25,000	100	(474)	574
Japan Government International Bond	GST	1.000%	03/20/2017	0.961%	143,000	316	(2,094)	2,410
Japan Government International Bond	GST	1.000%	06/20/2017	1.000%	20,700	7	(62)	69
Japan Government International Bond	HUS	1.000%	03/20/2017	0.961%	75,000	166	(1,199)	1,365
Japan Government International Bond	JPM	1.000%	09/20/2015	0.688%	75,000	831	1,220	(389)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.781%	53,800	480	446	34
Japan Government International Bond	MYC	1.000%	06/20/2015	0.629%	25,000	305	82	223
Japan Government International Bond	MYC	1.000%	12/20/2015	0.737%	25,000	249	452	(203)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.781%	25,000	223	178	45
Japan Government International Bond	MYC	1.000%	06/20/2016	0.819%	177,000	1,386	707	679
Japan Government International Bond	MYC	1.000%	09/20/2016	0.873%	35,000	207	(333)	540
Japan Government International Bond	MYC	1.000%	12/20/2016	0.920%	73,200	296	(1,462)	1,758
Japan Government International Bond	MYC	1.000%	03/20/2017	0.961%	98,200	217	(1,297)	1,514
Japan Government International Bond	MYC	1.000%	06/20/2017	1.000%	17,500	6	(48)	54
Japan Government International Bond	RYL	1.000%	06/20/2015	0.629%	30,100	367	246	121
Japan Government International Bond	RYL	1.000%	12/20/2015	0.737%	50,000	500	930	(430)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.781%	35,000	311	342	(31)
Japan Government International Bond	RYL	1.000%	06/20/2016	0.819%	25,000	196	168	28
Japan Government International Bond	RYL	1.000%	09/20/2016	0.873%	25,000	148	(97)	245
Japan Government International Bond	RYL	1.000%	12/20/2016	0.920%	25,000	101	(480)	581
Japan Government International Bond	UAG	1.000%	06/20/2015	0.629%	35,000	427	463	(36)
Japan Government International Bond	UAG	1.000%	12/20/2016	0.920%	25,000	100	(474)	574
Japan Government International Bond	UAG	1.000%	03/20/2017	0.961%	20,000	44	(298)	342
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.797%	15,000	(452)	(433)	(19)
Kazakhstan Government International Bond	HUS	1.000%	09/20/2015	1.680%	25,000	(564)	(951)	387
Kazakhstan Government International Bond	MYC	1.000%	09/20/2015	1.680%	25,000	(565)	(985)	420
Kazakhstan Government International Bond	UAG	1.000%	09/20/2015	1.680%	25,000	(565)	(985)	420
Kinder Morgan Energy Partners LP	DUB	1.000%	03/20/2018	1.788%	25,000	(1,072)	(978)	(94)
Kinder Morgan Energy Partners LP	FBF	1.000%	03/20/2018	1.788%	2,100	(90)	(82)	(8)
Kohl’s Corp.	BPS	1.000%	12/20/2017	1.637%	20,500	(687)	(12)	(675)
Kohl’s Corp.	MYC	1.000%	12/20/2017	1.637%	20,000	(670)	(12)	(658)
Lincoln National Corp.	CBK	1.000%	03/20/2016	1.971%	12,700	(460)	(417)	(43)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.534%	7,400	(16)	(236)	220
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	1.534%	3,700	(8)	(173)	165
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2012	1.533%	8,100	(7)	(210)	203
MetLife, Inc.	BOA	1.000%	09/20/2013	1.033%	26,500	(3)	(1,434)	1,431
MetLife, Inc.	BOA	1.000%	12/20/2014	1.565%	5,200	(76)	(69)	(7)
MetLife, Inc.	BOA	1.000%	09/20/2015	1.801%	25,000	(659)	(1,584)	925
MetLife, Inc.	BOA	1.000%	03/20/2016	1.913%	46,200	(1,574)	(707)	(867)
MetLife, Inc.	BOA	1.000%	06/20/2016	1.959%	25,000	(947)	(414)	(533)
MetLife, Inc.	BOA	1.000%	09/20/2020	2.279%	10,000	(896)	(1,146)	250
MetLife, Inc.	CBK	1.000%	12/20/2014	1.565%	800	(12)	(13)	1
MetLife, Inc.	CBK	1.000%	06/20/2016	1.959%	20,000	(757)	(475)	(282)
MetLife, Inc.	DUB	5.000%	06/20/2012	0.698%	120,000	1,389	4,471	(3,082)
MetLife, Inc.	DUB	1.000%	03/20/2016	1.913%	17,000	(580)	(404)	(176)
MetLife, Inc.	FBF	1.000%	09/20/2013	1.033%	20,000	(3)	(919)	916
MetLife, Inc.	FBF	1.000%	12/20/2014	1.565%	800	(12)	(11)	(1)
MetLife, Inc.	GST	1.000%	03/20/2015	1.654%	25,000	(463)	(1,561)	1,098
MetLife, Inc.	GST	1.000%	12/20/2015	1.861%	27,000	(818)	(1,638)	820
MetLife, Inc.	GST	1.000%	03/20/2016	1.913%	25,000	(851)	(622)	(229)
MetLife, Inc.	JPM	1.000%	09/20/2015	1.801%	25,000	(659)	(1,694)	1,035
MetLife, Inc.	JPM	1.000%	12/20/2015	1.861%	23,000	(696)	(1,415)	719
MetLife, Inc.	JPM	1.000%	03/20/2016	1.913%	15,000	(511)	(463)	(48)

38	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

MetLife, Inc.	SOG	1.000%	09/20/2013	1.033%	21,400	(2)	(1,004)	1,002
MetLife, Inc.	UAG	1.000%	09/20/2013	1.033%	10,000	(1)	(490)	489
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.872%	19,800	94	(280)	374
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.476%	11,000	(411)	(476)	65
Mexico Government International Bond	BPS	1.000%	03/20/2017	1.132%	25,000	(149)	(311)	162
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.782%	42,400	288	(916)	1,204
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.872%	61,000	291	(635)	926
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.915%	50,000	172	(124)	296
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.954%	50,000	108	(414)	522
Mexico Government International Bond	BRC	1.000%	12/20/2016	1.090%	23,500	(88)	(830)	742
Mexico Government International Bond	BRC	1.000%	03/20/2017	1.132%	30,000	(179)	(454)	275
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.503%	25,000	(1,031)	(1,986)	955
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.872%	91,800	437	(808)	1,245
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.954%	240,400	521	(2,214)	2,735
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.987%	50,000	44	(48)	92
Mexico Government International Bond	CBK	1.000%	09/20/2016	1.042%	25,000	(36)	(707)	671
Mexico Government International Bond	CBK	1.000%	12/20/2016	1.090%	25,000	(94)	(871)	777
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.476%	22,700	(848)	(964)	116
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.872%	9,400	45	(118)	163
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.915%	50,000	172	(456)	628
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.954%	150,000	325	(1,182)	1,507
Mexico Government International Bond	DUB	1.000%	12/20/2016	1.090%	25,000	(94)	(871)	777
Mexico Government International Bond	DUB	1.000%	03/20/2017	1.132%	15,000	(89)	(165)	76
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.476%	50,000	(1,868)	(1,774)	(94)
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.872%	25,000	119	(217)	336
Mexico Government International Bond	GST	1.000%	09/20/2016	1.042%	54,400	(79)	(485)	406
Mexico Government International Bond	GST	1.000%	03/20/2017	1.132%	75,000	(449)	(1,031)	582
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.782%	22,300	152	(471)	623
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.915%	50,000	173	(479)	652
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.954%	10,000	21	(44)	65
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.476%	27,000	(1,009)	(1,271)	262
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.955%	6,950	(7)	0	(7)
Mexico Government International Bond	JPM	1.000%	09/20/2016	1.042%	10,000	(14)	(46)	32
Mexico Government International Bond	JPM	1.000%	12/20/2016	1.090%	25,000	(94)	(889)	795
Mexico Government International Bond	MYC	1.000%	12/20/2015	0.915%	25,000	87	(356)	443
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.042%	63,900	(94)	(506)	412
Mexico Government International Bond	MYC	1.000%	03/20/2017	1.132%	5,000	(30)	(55)	25
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.782%	25,000	169	(529)	698
Mexico Government International Bond	RYL	1.000%	09/20/2016	1.042%	5,000	(7)	(139)	132
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.872%	19,100	91	(270)	361
Mexico Government International Bond	UAG	1.000%	09/20/2016	1.042%	17,900	(27)	(79)	52
Morgan Stanley	BRC	1.000%	09/20/2012	2.172%	12,400	(65)	(227)	162
Morgan Stanley	CBK	1.000%	09/20/2012	2.172%	4,100	(22)	(60)	38
Morgan Stanley	DUB	1.000%	03/20/2013	2.313%	7,500	(92)	(333)	241
Morgan Stanley	JPM	1.000%	09/20/2012	2.172%	27,100	(142)	(597)	455
Morgan Stanley	UAG	1.000%	09/20/2012	2.172%	6,900	(36)	(115)	79
Panama Government International Bond	DUB	1.170%	04/20/2017	1.080%	14,000	136	0	136
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.549%	23,000	84	(127)	211
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.034%	6,600	(6)	(140)	134
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.036%	10,000	988	(179)	1,167
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	1.408%	10,000	(153)	(114)	(39)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	1.666%	15,000	(542)	(424)	(118)
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	1.036%	5,000	493	(90)	583
Prudential Financial, Inc.	GST	2.250%	03/20/2013	0.621%	10,000	167	0	167
Prudential Financial, Inc.	GST	1.000%	03/20/2016	1.408%	20,000	(305)	(382)	77
Prudential Financial, Inc.	GST	1.000%	12/20/2017	1.651%	10,000	(340)	(950)	610
Prudential Financial, Inc.	GST	1.000%	03/20/2018	1.666%	15,000	(542)	(482)	(60)
Qatar Government International Bond	CBK	1.000%	03/20/2016	0.994%	3,000	2	(20)	22
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.994%	11,000	7	(5)	12
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.994%	6,000	4	(34)	38
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.994%	12,000	7	(21)	28
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.994%	6,000	3	(6)	9
Republic of Germany	BRC	0.250%	12/20/2016	0.651%	150,000	(2,763)	(6,548)	3,785
Republic of Germany	CBK	0.250%	06/20/2016	0.547%	50,000	(614)	(816)	202
Republic of Germany	CBK	0.250%	09/20/2016	0.602%	50,000	(769)	(868)	99
Republic of Germany	GST	0.250%	03/20/2016	0.509%	84,800	(855)	(1,287)	432
Republic of Germany	GST	0.250%	09/20/2016	0.602%	50,000	(769)	(807)	38
Republic of Germany	GST	0.250%	12/20/2016	0.651%	90,000	(1,657)	(3,964)	2,307
Republic of Germany	HUS	0.250%	09/20/2016	0.602%	46,300	(712)	(1,359)	647
Republic of Germany	HUS	0.250%	12/20/2016	0.651%	49,400	(910)	(2,106)	1,196
Republic of Germany	MYC	0.250%	09/20/2016	0.602%	50,000	(769)	(1,468)	699
Republic of Germany	SOG	0.250%	06/20/2016	0.547%	127,700	(1,566)	(1,042)	(524)
Republic of Germany	UAG	0.250%	06/20/2016	0.547%	22,300	(273)	(187)	(86)
Republic of Germany	UAG	0.250%	09/20/2016	0.602%	382,400	(5,881)	(9,425)	3,544
Republic of Italy	GST	1.000%	12/20/2015	3.687%	50,000	(4,506)	(1,682)	(2,824)
Republic of Italy	GST	1.000%	06/20/2016	3.760%	18,900	(1,947)	(457)	(1,490)
Republic of Korea	DUB	1.000%	09/20/2016	1.069%	10,000	(27)	(211)	184
Republic of Korea	DUB	1.000%	12/20/2016	1.131%	25,000	(139)	(705)	566
Republic of Korea	GST	1.000%	09/20/2016	1.069%	10,000	(27)	(211)	184
Republic of Korea	GST	1.000%	12/20/2016	1.131%	25,000	(139)	(693)	554
Republic of Korea	HUS	1.000%	09/20/2016	1.069%	31,000	(82)	(68)	(14)
Republic of Korea	JPM	1.000%	12/20/2016	1.131%	35,000	(195)	(978)	783
Republic of Korea	MYC	1.000%	09/20/2016	1.069%	25,000	(65)	(243)	178
Republic of Korea	MYC	1.000%	12/20/2016	1.131%	15,000	(84)	(416)	332
Republic of Korea	UAG	1.000%	09/20/2016	1.069%	20,000	(53)	(426)	373
Russia Government International Bond	GST	1.000%	03/20/2016	1.613%	25,000	(578)	(619)	41

See Accompanying Notes	39

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Russia Government International Bond	HUS	1.000%	09/20/2016	1.719%		25,000	(760)	(1,309)	549
Russia Government International Bond	HUS	1.000%	12/20/2016	1.767%		100,000	(3,409)	(6,111)	2,702
Russia Government International Bond	MYC	1.000%	09/20/2016	1.719%		25,000	(761)	(1,321)	560
SLM Corp.	BOA	5.000%	03/20/2016	3.738%		5,000	234	17	217
SLM Corp.	GST	5.000%	03/20/2016	3.738%		200	10	1	9
South Africa Government International Bond	BRC	1.000%	12/20/2015	1.306%		25,000	(268)	(184)	(84)
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.306%		25,000	(268)	(184)	(84)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	5.927%	JPY	1,605,400	(443)	(2,341)	1,898
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	5.928%		2,663,100	(1,111)	(6,651)	5,540
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	7.001%		282,000	(235)	(699)	464
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	6.866%		571,000	(554)	(1,233)	679
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	5.926%		117,000	(15)	(240)	225
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.082%	EUR	25,000	30	(190)	220
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.137%		45,000	205	(219)	424
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.244%		25,000	12	(495)	507
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.137%		104,000	474	(1,467)	1,941
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.082%		7,000	8	(47)	55
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.137%		25,000	114	(344)	458
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.150%		50,000	219	(526)	745
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.172%		50,000	185	(689)	874
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.222%		50,000	85	(951)	1,036
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.244%		50,000	24	(931)	955
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.207%		173,500	410	(2,143)	2,553
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.207%		100,000	237	(1,239)	1,476
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.244%		50,000	23	(1,084)	1,107
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.207%		62,000	147	(752)	899
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.222%		25,000	42	(429)	471
U.S. Treasury Notes	SOG	0.250%	06/20/2012	0.082%		100,000	63	(267)	330
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.150%		25,000	110	(221)	331
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.172%		50,000	185	(689)	874
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.222%		100,000	169	(1,076)	1,245
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.244%		50,000	24	(1,095)	1,119
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.207%		35,500	84	(408)	492
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.222%		125,000	211	(2,169)	2,380
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.244%		175,700	83	(2,371)	2,454
UBS AG	BPS	0.760%	03/20/2013	0.930%	$	30	0	0	0
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.288%		25,000	580	178	402
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.430%		94,500	2,151	1,202	949
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.466%		66,000	1,493	819	674
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.514%		30,000	653	369	284
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.269%		100,000	2,204	569	1,635
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.466%		50,000	1,131	1,134	(3)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.288%		72,200	1,676	559	1,117
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.430%		99,200	2,259	1,307	952
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.466%		63,700	1,441	791	650
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.514%		50,000	1,088	410	678
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.269%		67,500	1,488	214	1,274
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.288%		175,000	4,061	1,560	2,501
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.430%		67,500	1,536	908	628
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.466%		38,100	861	659	202
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.514%		46,300	1,007	379	628
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.288%		50,000	1,160	538	622
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.389%		50,000	1,146	1,164	(18)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.430%		20,500	467	396	71
United Kingdom Gilt	GST	1.000%	03/20/2015	0.269%		37,200	819	133	686
United Kingdom Gilt	GST	1.000%	06/20/2015	0.288%		25,000	579	172	407
United Kingdom Gilt	GST	1.000%	12/20/2015	0.389%		155,000	3,551	2,041	1,510
United Kingdom Gilt	GST	1.000%	03/20/2016	0.430%		419,100	9,542	7,141	2,401
United Kingdom Gilt	GST	1.000%	12/20/2016	0.556%		90,000	1,883	180	1,703
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.269%		33,700	742	273	469
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.288%		75,000	1,740	526	1,214
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.389%		47,000	1,077	1,090	(13)
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.269%		30,000	(14)	(339)	325
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.269%		200,000	4,406	1,757	2,649
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.288%		50,000	1,160	333	827
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.466%		23,100	523	400	123
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.556%		47,500	993	47	946
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.269%		147,800	3,257	600	2,657
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.288%		50,000	1,160	527	633
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.466%		127,200	2,877	2,201	676
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.288%		100,000	2,320	1,202	1,118
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.389%		37,300	854	858	(4)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.466%		45,800	1,035	792	243
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.514%		100,000	2,177	489	1,688
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.170%		14,205	150	105	45
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.170%		10,900	115	97	18
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.170%		15,000	158	75	83
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.322%		1,500	16	(4)	20
Wells Fargo & Co.	SOG	1.000%	12/20/2012	0.238%		20,000	119	12	107

							$(11,060)	$(284,311)	$273,251

40	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date		Notional Amount(4)	Market Value(5)	Premiums Paid/(Received)	Unrealized (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	760,200	$10,164	$14,767	$(4,603)
iTraxx Europe 16 Index	BRC	(1.000%	)	12/20/2016		5,700	76	146	(70)
iTraxx Europe 16 Index	CBK	(1.000%	)	12/20/2016		493,200	6,594	9,543	(2,949)
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		963,200	12,878	19,151	(6,273)
iTraxx Europe 16 Index	FBF	(1.000%	)	12/20/2016		147,900	1,978	2,649	(671)
iTraxx Europe 16 Index	GST	(1.000%	)	12/20/2016		89,700	1,199	1,819	(620)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		697,200	9,322	12,562	(3,240)
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		171,900	2,299	4,499	(2,200)

							$44,510	$65,136	$(20,626)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%		12/20/2014	$	75,200	$6,207	$8,835	$(2,628)
CDX.EM-12 5-Year Index	DUB	5.000%		12/20/2014		99,900	8,246	11,676	(3,430)
CDX.EM-12 5-Year Index	GST	5.000%		12/20/2014		24,300	2,006	2,892	(886)
CDX.EM-12 5-Year Index	HUS	5.000%		12/20/2014		25,000	2,064	2,900	(836)
CDX.EM-12 5-Year Index	JPM	5.000%		12/20/2014		25,000	2,064	2,838	(774)
CDX.EM-12 5-Year Index	MYC	5.000%		12/20/2014		25,000	2,064	2,963	(899)
CDX.EM-12 5-Year Index	UAG	5.000%		12/20/2014		50,000	4,127	4,975	(848)
CDX.EM-13 5-Year Index	BRC	5.000%		06/20/2015		711,200	66,795	88,665	(21,870)
CDX.EM-13 5-Year Index	CBK	5.000%		06/20/2015		20,000	1,878	2,290	(412)
CDX.EM-13 5-Year Index	DUB	5.000%		06/20/2015		526,500	49,448	66,005	(16,557)
CDX.EM-13 5-Year Index	FBF	5.000%		06/20/2015		32,400	3,043	4,200	(1,157)
CDX.EM-13 5-Year Index	GST	5.000%		06/20/2015		50,700	4,762	6,337	(1,575)
CDX.EM-13 5-Year Index	HUS	5.000%		06/20/2015		972,200	91,308	120,759	(29,451)
CDX.EM-13 5-Year Index	JPM	5.000%		06/20/2015		68,100	6,396	7,866	(1,470)
CDX.EM-13 5-Year Index	MYC	5.000%		06/20/2015		153,200	14,389	16,939	(2,550)
CDX.EM-14 5-Year Index	BRC	5.000%		12/20/2015		900	92	108	(16)
CDX.EM-14 5-Year Index	CBK	5.000%		12/20/2015		34,400	3,514	4,214	(700)
CDX.EM-14 5-Year Index	DUB	5.000%		12/20/2015		93,200	9,520	11,399	(1,879)
CDX.EM-14 5-Year Index	HUS	5.000%		12/20/2015		45,000	4,597	5,999	(1,402)
CDX.EM-14 5-Year Index	JPM	5.000%		12/20/2015		28,200	2,880	3,863	(983)
CDX.EM-14 5-Year Index	MYC	5.000%		12/20/2015		8,900	909	1,179	(270)
CDX.EM-14 5-Year Index	UAG	5.000%		12/20/2015		67,900	6,935	9,409	(2,474)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%		06/20/2012		98,248	(1)	0	(1)
CDX.HY-8 5-Year Index 35-100%	CBK	0.401%		06/20/2012		123,660	12	0	12
CDX.HY-8 5-Year Index 35-100%	CBK	0.415%		06/20/2012		94,469	12	0	12
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%		12/20/2012		50,000	375	0	375
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%		12/20/2012		30,000	269	0	269
CDX.IG-9 5-Year Index 15-30%	GST	0.830%		12/20/2012		30,000	188	0	188
CDX.IG-9 5-Year Index 15-30%	GST	0.940%		12/20/2012		33,800	240	0	240
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%		12/20/2012		102,700	748	0	748
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%		12/20/2012		211,322	837	0	837
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%		12/20/2012		96,450	504	0	504
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%		12/20/2012		80,246	423	0	423
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%		12/20/2012		9,838	52	0	52
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%		12/20/2012		13,889	74	0	74
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%		12/20/2012		27,585	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%		12/20/2012		163,965	952	0	952
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%		12/20/2012		241,125	1,418	0	1,418
CDX.IG-9 5-Year Index 30-100%	GST	0.695%		12/20/2012		14,081	74	0	74
CDX.IG-9 5-Year Index 30-100%	GST	0.705%		12/20/2012		21,894	116	0	116
CDX.IG-9 5-Year Index 30-100%	MYC	0.711%		12/20/2012		385,799	2,065	0	2,065
CDX.IG-9 5-Year Index 30-100%	MYC	0.771%		12/20/2012		183,255	1,066	0	1,066
CDX.IG-9 10-Year Index 30-100%	GST	0.508%		12/20/2017		241,125	4,565	0	4,565
CDX.IG-9 10-Year Index 30-100%	GST	0.548%		12/20/2017		62,017	1,311	0	1,311
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%		12/20/2017		144,675	2,759	0	2,759
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%		12/20/2017		130,979	2,805	0	2,805
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%		06/20/2013		241,124	1,341	0	1,341
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%		06/20/2013		132,136	850	0	850
CDX.IG-10 5-Year Index 30-100%	GST	0.463%		06/20/2013		163,579	912	0	912
MCDX-14 5-Year Index	GST	1.000%		06/20/2015		100,000	(318)	(4,866)	4,548
MCDX-15 5-Year Index	CBK	1.000%		12/20/2015		28,100	(229)	(1,093)	864
MCDX-15 5-Year Index	DUB	1.000%		12/20/2015		25,000	(203)	(980)	777
MCDX-15 5-Year Index	GST	1.000%		12/20/2015		25,000	(203)	(972)	769
MCDX-15 5-Year Index	MYC	1.000%		12/20/2015		21,900	(178)	(866)	688
MCDX-15 10-Year Index	CBK	1.000%		12/20/2020		25,000	(1,129)	(1,425)	296
MCDX-15 10-Year Index	GST	1.000%		12/20/2020		25,000	(1,129)	(1,425)	296
MCDX-16 5-Year Index	DUB	1.000%		06/20/2016		25,000	(327)	(214)	(113)

							$313,642	$374,470	$(60,828)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	41

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered			Market Value		Premiums Paid/(Received)		Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	$	267,600	$	(4,161)	$	(19,013)	$	14,852
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000		53,520		(832)		(3,802)		2,970

								$	(4,993)	$	(22,815)	$	17,822

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.410%	01/02/2013	FBF	BRL	180,000	$	850	$0	$850
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		648,400		2,736	(704)	3,440
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		1,574,100		6,812	(632)	7,444
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		321,100		1,718	0	1,718
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		258,900		5,359	31	5,328
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		111,000		2,175	(88)	2,263
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		896,000		18,972	267	18,705
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		257,900		5,461	791	4,670
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		1,183,900		24,254	3,696	20,558
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		306,800		6,288	764	5,524
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		548,000		11,720	(788)	12,508
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		404,300		6,778	189	6,589
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700		11,028	363	10,665
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		43,600		965	68	897
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100		6,598	625	5,973
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		403,000		9,525	356	9,169
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400		17,797	1,426	16,371
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000		21,079	658	20,421
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		522,100		13,925	819	13,106
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		1,252,800		33,812	4,122	29,690
Pay	1-Year BRL-CDI	12.425%	01/02/2013	BPS		297,200		4,822	1,377	3,445
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		51,800		862	25	837
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		3,044,800		74,680	7,519	67,161
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		1,986,200		33,751	2,914	30,837
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL		264,500		6,921	1,335	5,586
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		536,400		13,863	1,825	12,038
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		196,400		1,053	545	508
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		250,000		1,487	865	622
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		314,200		2,092	1,303	789
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		981,200		7,043	(2,539)	9,582
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		2,339,700		18,026	(5,121)	23,147
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,030,200		9,893	(560)	10,453
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		156,300		1,595	103	1,492
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		164,000		1,739	0	1,739
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		346,800		4,011	421	3,590
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		674,100		11,607	(149)	11,756
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		881,500		15,731	(253)	15,984
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		127,400		2,386	31	2,355
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		277,800		6,581	(31)	6,612
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		444,900		12,456	1,893	10,563
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		227,500		6,915	0	6,915
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700		8,300	(60)	8,360
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		442,800		14,665	424	14,241
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		583,600		21,816	2,018	19,798
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		973,700		36,837	2,096	34,741

42	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		316,600	8,278	(228)	8,506
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		1,514,500	59,881	5,080	54,801
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	CBK	AUD	296,000	8,198	2,965	5,233
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	DUB		242,400	6,714	1,904	4,810
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2017	RYL		49,000	1,357	393	964
Pay	6-Month AUD-BBR-BBSW	5.250%	06/15/2022	GLM		100,000	3,825	1,487	2,338
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	228	832	(604)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200	431	530	(99)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700	278	852	(574)
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		770,500	(661)	180	(841)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		800,000	656	555	101
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		400,000	328	298	30

							$616,497	$42,792	$573,705

(o)	Written options outstanding on March 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013		$3,725,700	$18,442	$(1,735)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		7,724,000	27,069	(16,683)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		7,246,000	9,310	(10,769)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		3,745,900	21,371	(1,774)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	59,890	(35,922)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		4,179,200	15,776	(766)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	(276)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		270,100	1,840	(27)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		1,370,400	6,167	(2,414)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		2,627,000	18,541	(10,806)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.740%	08/09/2012		1,000,000	3,675	(1,265)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,454,400	14,563	(249)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		4,880,000	17,774	(11,375)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		3,258,000	11,454	(7,594)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,211,300	7,488	(123)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		9,529,900	26,452	(16,790)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		1,000,000	4,470	(2,331)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,224,600	88,302	(1,137)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,628,000	35,685	(19,037)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,883,600	31,346	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,572,700	16,326	(2)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,986,800	21,576	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		7,158,100	51,376	(18,436)
Put - OTC 3-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		41,200	261	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,774,400	38,574	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,034,000	19,933	(2)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,683,300	48,236	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		1,575,700	15,690	(7,480)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,000	(28,843)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		1,000,000	3,800	(4,747)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		1,000,000	3,950	(4,747)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,050	(28,843)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,915,300	47,353	(84)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		394,400	2,721	(2,674)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,187,500	20,003	(10,384)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		2,914,000	25,712	(19,757)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		8,600,100	86,088	(40,823)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		1,327,000	12,466	(14,145)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		2,831,000	14,508	(19,194)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		5,258,000	65,572	(24,959)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		530,800	4,936	(3,510)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		530,800	10,244	(12,367)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,169,000	28,976	(10,296)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		1,000,000	4,300	(6,780)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,445,400	11,784	(11,608)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		2,316,200	10,290	(15,704)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		779,600	7,289	(5,155)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		779,600	15,124	(18,163)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(14,421)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		668,500	16,786	(29)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		4,904,800	22,953	(33,255)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		6,586,500	73,600	(31,265)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(14,421)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,437	(3,707)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(731)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		340,000	2,261	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		182,000	1,256	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(2,966)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(5,200)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	(2)

								$ 1,337,617	$ (555,777)

See Accompanying Notes	43

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Inflation-Capped Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$1,757,700	$ 14,866	$(2,759)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	(6,920)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]-Inflation Adjustment) or 0	09/29/2020	483,000	6,231	(863)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	631,100	4,733	(1,626)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	486,300	4,766	(1,382)

						$ 67,873	$(13,550)

Transactions in written call and put options for the period ended March 31, 2012:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2011	148,936	$90,627,900	EUR 81,000	$886,675
Sales	195,418	263,992,700	0	1,561,572
Closing Buys	(254,147)	(152,855,400)	0	(950,107)
Expirations	0	(420,500)	0	(2,024)
Exercised	(90,207)	(17,580,600)	0	(90,626)

Balance at 03/31/2012	0	$183,764,100	EUR 81,000	$1,405,490

(p)	Restricted securities as of March 31, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$57,488	$64,669	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 -11/29/2010	107,027	107,829	0.04%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	1,629	1,614	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	157	124	0.00%
Goldman Sachs Group, Inc.	1.570%	08/12/2015	12/01/2009	70,766	62,224	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	4,250	0.00%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	79	101	0.00%
Royal Bank of Scotland Group PLC	1.997%	03/30/2015	01/06/2011 -07/05/2011	31,276	28,756	0.01%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,198	9,674	0.00%
Santander UK PLC	1.306%	08/28/2017	03/31/2011	88,256	71,500	0.03%

				$367,023	$350,741	0.14%

(q)	Short sales outstanding on March 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	05/01/2042	$705,000	$760,915	$(760,519)
Ginnie Mae	6.000%	05/01/2042	1,900	2,140	(2,142)

				$763,055	$(762,661)

(r)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,127	05/2012	CBK	$6	$0	$6
Buy		72,800	05/2012	DUB	0	(589)	(589)
Sell		1,010,897	05/2012	DUB	14,246	0	14,246
Buy		567	05/2012	UAG	0	(7)	(7)
Buy	BRL	2,955,007	04/2012	DUB	2,700	0	2,700
Sell		2,311,093	04/2012	DUB	58,672	0	58,672
Sell		3,733,109	04/2012	GST	110,464	0	110,464
Buy		4,845,769	04/2012	HUS	0	(12,345)	(12,345)
Sell		3,000,000	04/2012	HUS	75,570	0	75,570
Buy		3,737,181	04/2012	JPM	0	(54,166)	(54,166)
Sell		2,493,755	04/2012	JPM	71,219	0	71,219
Sell		2,955,007	06/2012	DUB	0	(1,597)	(1,597)
Sell		4,845,769	06/2012	HUS	12,744	0	12,744
Sell		3,737,181	06/2012	JPM	55,098	0	55,098
Sell	CAD	227	04/2012	DUB	0	0	0

44	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Sell		1,158,391	06/2012	CBK	4,282	0	4,282
Buy		227	06/2012	DUB	1	0	1
Sell		1,772,703	06/2012	FBF	10,441	0	10,441
Buy		175	06/2012	JPM	0	0	0
Sell		1,762,574	06/2012	JPM	18,064	0	18,064
Sell		3,000,000	06/2012	RBC	19,684	0	19,684
Buy		600	06/2012	UAG	0	(3)	(3)
Sell		1,722,251	06/2012	UAG	9,798	0	9,798
Sell	CHF	982	05/2012	BRC	0	(10)	(10)
Sell		978	05/2012	BSN	0	(22)	(22)
Sell		117,774	05/2012	CBK	0	(1,245)	(1,245)
Buy	CNY	1,205,010	06/2012	BRC	2,797	0	2,797
Sell		1,527,091	06/2012	BRC	174	(911)	(737)
Buy		1,661,984	06/2012	CBK	2,610	(57)	2,553
Sell		18,238	06/2012	CBK	12	0	12
Buy		1,316,681	06/2012	DUB	746	(40)	706
Sell		358,214	06/2012	DUB	182	0	182
Sell		7,381,512	06/2012	FBF	3,642	(504)	3,138
Buy		853,754	06/2012	GST	776	(9)	767
Buy		5,683,133	06/2012	HUS	10,658	0	10,658
Sell		2,271,043	06/2012	HUS	761	(450)	311
Buy		6,286,763	06/2012	JPM	10,719	(372)	10,347
Sell		2,365,099	06/2012	JPM	479	(3,060)	(2,581)
Buy		1,537,909	06/2012	MSC	3,207	0	3,207
Sell		1,220,324	06/2012	MSC	778	0	778
Buy		1,064,691	06/2012	RYL	2,579	0	2,579
Buy		1,462,000	06/2012	SOG	1,830	0	1,830
Buy		1,287,008	06/2012	UAG	351	(46)	305
Sell		7,217,413	06/2012	UAG	3,344	(1,423)	1,921
Sell		172,487	02/2013	BRC	79	0	79
Buy		170,562	02/2013	CBK	85	0	85
Sell		314,121	02/2013	FBF	271	0	271
Buy		573,579	02/2013	GST	0	(278)	(278)
Buy		150,000	02/2013	JPM	0	(105)	(105)
Buy		406,493	02/2013	UAG	0	(176)	(176)
Sell		814,027	02/2013	UAG	288	0	288
Buy		61,799	08/2013	GST	0	(171)	(171)
Sell		61,799	08/2013	HUS	37	0	37
Sell		75,000	04/2014	HUS	36	0	36
Buy		66,994	04/2014	JPM	0	(374)	(374)
Buy		217,371	04/2014	RYL	0	(1,275)	(1,275)
Sell		209,365	04/2014	UAG	112	0	112
Buy	EUR	100,000	04/2012	BPS	298	0	298
Buy		388,330	04/2012	BRC	14,905	0	14,905
Sell		7,856,426	04/2012	BRC	24,598	(248,701)	(224,103)
Buy		66,815	04/2012	BSN	991	0	991
Buy		1,249,339	04/2012	CBK	16,128	0	16,128
Sell		1,623,788	04/2012	CBK	0	(86,144)	(86,144)
Buy		848,819	04/2012	DUB	2,786	(308)	2,478
Sell		679,922	04/2012	DUB	0	(34,488)	(34,488)
Buy		685,282	04/2012	FBF	6,441	0	6,441
Buy		5,461	04/2012	GST	327	0	327
Buy		26,900	04/2012	HUS	86	0	86
Buy		1,386,502	04/2012	JPM	12,366	0	12,366
Buy		515,607	04/2012	MSC	2,918	0	2,918
Buy		169,906	04/2012	RBC	7,824	0	7,824
Sell		5,030	04/2012	RBC	38	0	38
Buy		1,171,305	04/2012	UAG	6,445	0	6,445
Sell		4,111,226	04/2012	UAG	0	(178,448)	(178,448)
Sell		975,782	05/2012	CBK	0	(9,905)	(9,905)
Sell		692,677	05/2012	DUB	0	(1,732)	(1,732)
Sell		685,282	05/2012	FBF	0	(6,434)	(6,434)
Sell		1,008,222	05/2012	JPM	0	(11,527)	(11,527)
Sell		445,642	05/2012	MSC	0	(1,431)	(1,431)
Sell		814,480	05/2012	UAG	0	(168)	(168)
Buy		725,117	06/2012	BRC	13,932	0	13,932
Buy		131,835	06/2012	BSN	3,141	0	3,141
Buy		43,309	06/2012	CBK	640	(6)	634
Buy		347,137	06/2012	DUB	2,440	0	2,440
Buy		1,256,256	06/2012	JPM	20,578	0	20,578
Buy		12,447	06/2012	MSC	125	0	125
Sell		111	06/2012	MSC	0	(2)	(2)
Buy		11,400	06/2012	RBC	272	0	272
Buy		634,242	06/2012	UAG	10,785	0	10,785
Buy	GBP	682,652	04/2012	BRC	12,330	0	12,330
Buy		177,638	04/2012	BSN	4,835	0	4,835
Buy		2,498	04/2012	CBK	38	0	38
Sell		6	04/2012	CBK	0	0	0
Buy		256,378	04/2012	DUB	7,801	0	7,801
Sell		1,356	04/2012	DUB	0	(11)	(11)
Sell		320,983	04/2012	FBF	0	(4,862)	(4,862)
Sell		795,601	04/2012	GST	0	(25,742)	(25,742)
Sell		34,505	04/2012	HUS	0	(633)	(633)
Buy		31,531	04/2012	JPM	537	0	537
Buy		1,415	04/2012	MSC	19	0	19
Sell		6,175	04/2012	MSC	0	(227)	(227)

See Accompanying Notes	45

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

Buy		3,393	04/2012	RBC	100	0	100
Buy		3,221	04/2012	UAG	64	0	64
Buy		6,707	05/2012	BRC	32	0	32
Sell		578,929	05/2012	BRC	0	(11,229)	(11,229)
Buy		20,716	05/2012	CBK	0	(11)	(11)
Buy		5,964	05/2012	DUB	47	0	47
Buy		182	05/2012	JPM	2	0	2
Sell		312,534	06/2012	CBK	0	(6,652)	(6,652)
Sell		799,793	06/2012	JPM	0	(18,870)	(18,870)
Sell		163,539	06/2012	UAG	0	(3,718)	(3,718)
Sell	HKD	424,268	05/2012	HUS	83	0	83
Sell	IDR	192,505,317	07/2012	BPS	0	(237)	(237)
Sell		418,006,000	07/2012	BRC	0	(362)	(362)
Sell		232,250,000	07/2012	FBF	0	(152)	(152)
Sell		26,328,263	07/2012	GST	0	(22)	(22)
Buy		3,592,626,112	07/2012	HUS	0	(15,239)	(15,239)
Sell		2,085,155,452	07/2012	HUS	0	(1,897)	(1,897)
Sell		338,587,422	07/2012	JPM	0	(686)	(686)
Sell		299,793,658	07/2012	UAG	0	(641)	(641)
Buy	INR	2,500,000	07/2012	BRC	0	(5,562)	(5,562)
Sell		2,535,000	07/2012	BRC	1,177	0	1,177
Buy		8,500,000	07/2012	CBK	0	(21,639)	(21,639)
Sell		1,792,384	07/2012	DUB	679	0	679
Buy		3,562,653	07/2012	JPM	0	(8,034)	(8,034)
Sell		12,457,559	07/2012	JPM	4,622	0	4,622
Buy		2,222,291	07/2012	UAG	0	(5,238)	(5,238)
Buy	JPY	23,433,750	04/2012	BRC	0	(11,213)	(11,213)
Sell		136,999,052	04/2012	BRC	108,186	0	108,186
Buy		187,465,000	04/2012	CBK	0	(98,373)	(98,373)
Sell		182,665,403	04/2012	CBK	143,960	0	143,960
Buy		93,735,000	04/2012	DUB	0	(45,046)	(45,046)
Sell		182,665,403	04/2012	DUB	143,930	0	143,930
Sell		96,413,458	04/2012	FBF	75,330	0	75,330
Buy		164,031,250	04/2012	JPM	0	(86,893)	(86,893)
Sell		91,332,702	04/2012	JPM	72,086	0	72,086
Buy		93,735,000	04/2012	UAG	0	(45,283)	(45,283)
Sell		42,393,982	04/2012	UAG	33,415	0	33,415
Buy		58,375,000	05/2012	BRC	0	(37,807)	(37,807)
Sell		28,191,126	05/2012	BRC	29,456	0	29,456
Sell		64,560,000	05/2012	CBK	59,794	0	59,794
Buy		99,181,000	05/2012	DUB	0	(65,092)	(65,092)
Sell		32,529,734	05/2012	DUB	34,158	0	34,158
Sell		107,829,140	05/2012	JPM	100,548	0	100,548
Buy		98,744,000	05/2012	UAG	0	(65,817)	(65,817)
Sell		23,190,000	05/2012	UAG	21,439	0	21,439
Sell		10,220,576	06/2012	BRC	802	(2)	800
Sell		255,688	06/2012	BSN	0	(20)	(20)
Buy		5,639,200	06/2012	CBK	0	(25)	(25)
Sell		85,506	06/2012	JPM	0	0	0
Buy		15,398	06/2012	MSC	2	0	2
Sell		683,736	06/2012	MSC	79	0	79
Sell		290,586	06/2012	RBC	0	(7)	(7)
Sell		171,008	06/2012	UAG	0	(10)	(10)
Sell	MXN	588,514	05/2012	HUS	0	(1,009)	(1,009)
Sell		2,554,200	05/2012	UAG	0	(880)	(880)
Sell		5,324,160	06/2012	CBK	3,572	0	3,572
Sell		4,447,965	06/2012	DUB	0	(283)	(283)
Sell		1,037,920	06/2012	HUS	654	0	654
Buy		83,084	06/2012	JPM	0	(65)	(65)
Sell		882,782	06/2012	JPM	0	(1,330)	(1,330)
Sell		3,000,000	06/2012	MSC	467	0	467
Buy		43,254	06/2012	UAG	0	(3)	(3)
Sell		1,431,368	06/2012	UAG	0	(371)	(371)
Sell	MYR	445,958	04/2012	BRC	0	(3,357)	(3,357)
Buy		434,998	04/2012	CBK	0	(4,671)	(4,671)
Sell		192,468	04/2012	CBK	0	(598)	(598)
Buy		368,285	04/2012	DUB	0	(3,434)	(3,434)
Buy		286,067	04/2012	JPM	0	(1,000)	(1,000)
Sell		260,475	04/2012	JPM	0	(2,188)	(2,188)
Buy		210,300	04/2012	UAG	0	(644)	(644)
Sell		400,748	04/2012	UAG	0	(3,988)	(3,988)
Buy	SEK	235,618	05/2012	CBK	603	0	603

					$1,518,453	$(1,269,602)	$248,851

46	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

(s)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Bank Loan Obligations	$0	$1,188,437	$0	$1,188,437
Corporate Bonds & Notes
Banking & Finance	0	52,996,159	378,412	53,374,571
Industrials	0	8,838,650	138,021	8,976,671
Utilities	0	4,022,260	95	4,022,355
Convertible Bonds & Notes
Banking & Finance	0	10,552	0	10,552
Industrials	0	57,801	0	57,801
Municipal Bonds & Notes
Alabama	0	1,338	0	1,338
Arizona	0	30,069	0	30,069
Arkansas	0	1,162	0	1,162
California	0	4,329,759	0	4,329,759
Colorado	0	62,179	0	62,179
Connecticut	0	181	0	181
District of Columbia	0	123,653	0	123,653
Florida	0	103,379	0	103,379
Georgia	0	139,719	0	139,719
Illinois	0	990,123	0	990,123
Indiana	0	64,322	0	64,322
Iowa	0	83,244	0	83,244
Kansas	0	440	0	440
Louisiana	0	109,286	0	109,286
Massachusetts	0	90,893	0	90,893
Michigan	0	62,994	0	62,994
Minnesota	0	1,087	0	1,087
Mississippi	0	11,683	0	11,683
Missouri	0	1,639	0	1,639
Nebraska	0	52,770	0	52,770
Nevada	0	476,376	0	476,376
New Jersey	0	501,367	0	501,367
New York	0	1,458,070	0	1,458,070
North Carolina	0	49,751	0	49,751
Ohio	0	872,829	70,608	943,437
Oregon	0	37,201	0	37,201
Pennsylvania	0	96,199	0	96,199
Puerto Rico	0	14,610	0	14,610
Rhode Island	0	7,235	0	7,235
South Carolina	0	387	0	387
South Dakota	0	1,626	0	1,626
Tennessee	0	8,494	0	8,494
Texas	0	483,180	0	483,180
Utah	0	7,555	0	7,555
Virginia	0	7,395	0	7,395
Washington	0	42,628	0	42,628
West Virginia	0	121,209	0	121,209
Wisconsin	0	450	0	450
U.S. Government Agencies	0	126,483,619	3,122,410	129,606,029
U.S. Treasury Obligations	0	46,844,885	0	46,844,885
Mortgage-Backed Securities	0	16,296,970	331,336	16,628,306
Asset-Backed Securities	0	4,875,575	408,069	5,283,644
Sovereign Issues	0	17,807,415	0	17,807,415
Convertible Preferred Securities
Banking & Finance	38,213	0	0	38,213
Industrials	0	0	2,359	2,359
Utilities	11,261	0	0	11,261
Preferred Securities
Banking & Finance	166,265	6,600	0	172,865
Short-Term Instruments
Certificates of Deposit	0	736,194	0	736,194
Repurchase Agreements	0	5,959,573	0	5,959,573
Japan Treasury Bills	0	2,054,668	0	2,054,668
Mexico Treasury Bills	0	361,441	0	361,441
U.S. Treasury Bills	0	790	0	790
PIMCO Short-Term Floating NAV Portfolios	8,730,559	0	0	8,730,559

	$8,946,298	$298,988,071	$4,451,310	$312,385,679

Short Sales, at value	$0	$(762,661)	$0	$(762,661)

Financial Derivative Instruments(7) - Assets
Credit Contracts	0	372,009	0	372,009
Foreign Exchange Contracts	0	1,536,275	0	1,536,275
Interest Rate Contracts	12,473	841,960	0	854,433

	$12,473	$2,750,244	$0	$2,762,717
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(201,250)	0	(201,250)
Foreign Exchange Contracts	0	(1,269,602)	0	(1,269,602)
Interest Rate Contracts	(290,518)	(570,325)	(13,550)	(874,393)

	$(290,518)	$(2,041,177)	$(13,550)	$(2,345,245)

Totals	$8,668,253	$298,934,477	$4,437,760	$312,040,490

See Accompanying Notes	47

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (9)
Investments, at value
Bank Loan Obligations	$44,644	$0	$(45,000)	$0	$0	$356	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	253,727	286,356	(100,898)	(193)	5,324	(5,362)	0	(60,542)	378,412	4,570
Industrials	182,410	0	(42,795)	(382)	(189)	(1,023)	0	0	138,021	890
Utilities	1,223	0	(1,064)	2	(20)	(46)	0	0	95	(9)
Municipal Bonds & Notes
Ohio	0	81,127	(10,600)	232	702	(853)	0	0	70,608	(853)
U.S. Government Agencies	138,153	3,035,027	(53,452)	(853)	(175)	1,727	1,983	0	3,122,410	939
Mortgage-Backed Securities	70,004	312,410	(27,493)	1,712	2,680	(5,636)	30,519	(52,860)	331,336	(7,840)
Asset-Backed Securities	826,972	297,161	(181,589)	6,540	5,924	(8,287)	102,386	(641,038)	408,069	1,285
Sovereign Issues	549,754	0	(550,868)	14	0	1,100	0	0	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	2,359	0	0	2,359	2,359

	$2,066,887	$4,012,081	$(1,013,759)	$7,072	$14,246	$(15,665)	$134,888	$(754,440)	$4,451,310	$1,341
Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	$(275,943)	$0	$0	$0	$144,549	$117,844	$0	$0	$(13,550)	$31,432

Totals	$1,790,944	$4,012,081	$(1,013,759)	$7,072	$158,795	$102,179	$134,888	$(754,440)	$4,437,760	$32,773

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(t)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$165,745	$165,745
Unrealized appreciation on foreign currency contracts	0	0	0	1,518,453	0	1,518,453
Unrealized appreciation on OTC swap agreements	0	367,487	0	17,822	575,823	961,132

	$0	$367,487	$0	$1,536,275	$741,568	$2,645,330

Liabilities:
Written options outstanding	$0	$0	$0	$0	$569,327	$569,327
Variation margin payable on financial derivative instruments (2)	0	7,822	0	0	78,434	86,256
Unrealized depreciation on foreign currency contracts	0	0	0	1,269,602	0	1,269,602
Unrealized depreciation on OTC swap agreements	0	198,050	0	0	2,118	200,168

	$0	$205,872	$0	$1,269,602	$649,879	$2,125,353

48	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	March 31, 2012

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended March 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$13,553	$13,553
Net realized gain on futures contracts	0	0	0	0	2,209,716	2,209,716
Net realized gain (loss) on written options	(68,547)	31,678	9,516	2,024	(142,639)	(167,968)
Net realized gain (loss) on swaps	0	99,344	0	3,271	(2,701,005)	(2,598,390)
Net realized (loss) on foreign currency transactions	0	0	0	(440,388)	0	(440,388)

	$(68,547)	$131,022	$9,516	$(435,093)	$(620,375)	$(983,477)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(167,533)	$(167,533)
Net change in unrealized appreciation (depreciation) on written options	0	(2,238)	0	(1,794)	1,099,069	1,095,037
Net change in unrealized appreciation (depreciation) on swaps	0	(244,419)	0	3,511	785,768	544,860
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	210,536	0	210,536

	$0	$(246,657)	$0	$212,253	$1,717,304	$1,682,900

(1)	See note 5 in the Notes to Financial Statements for additional information.

(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(278,045) and open centrally cleared swaps cumulative appreciation/(depreciation) of $255,029 as reported in the Notes to Schedule of Investments.

(u)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures(1)
BOA	$(19,882)	$(28,790)	$(48,672)
BPS	17,339	(23,600)	(6,261)
BRC	(54,127)	8,447	(45,680)
BSN	8,925	(6,760)	2,165
CBK	(5,222)	(3,230)	(8,452)
DUB	117,317	(138,230)	(20,913)
FBF	105,627	(110,990)	(5,363)
GLM	44,892	(63,620)	(18,728)
GST	93,341	(174,560)	(81,219)
HUS	258,809	(292,930)	(34,121)
JPM	203,364	(207,880)	(4,516)
MSC	5,935	(30,414)	(24,479)
MYC	70,375	(113,175)	(42,800)
RBC	60,018	(57,170)	2,848
RYL	(73,560)	65,350	(8,210)
SOG	2,421	(2,490)	(69)
UAG	(204,188)	184,736	(19,452)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties at risk.

See Accompanying Notes	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Total Return Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of PIMCO Total Return Fund (the “Fund”) as of March 31, 2012, and for the year then ended and have issued our unqualified report thereon dated May 25, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s schedule of investments in securities (the “Schedule”) as of March 31, 2012 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Schedule based on our audit. In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 25, 2012

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 8, 2012

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 6, 2012